UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.86%
Consumer Discretionary - 10.32%
Auto Components - 0.26%
Johnson Controls, Inc.	364,672	$15,159,415
The Goodyear Tire & Rubber Company (I)(L)	130,814	1,959,594

		17,119,009
Automobiles - 0.55%
Ford Motor Company (I)	2,036,545	30,364,886
Harley-Davidson, Inc. (L)	126,800	5,387,732

		35,752,618
Distributors - 0.07%
Genuine Parts Company	84,880	4,552,963
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	66,277	2,764,414
DeVry, Inc.	33,177	1,827,057
H&R Block, Inc. (L)	164,343	2,751,102

		7,342,573
Hotels, Restaurants & Leisure - 1.60%
Carnival Corp.	232,348	8,912,869
Darden Restaurants, Inc.	74,346	3,652,619
International Game Technology (L)	160,868	2,610,888
Marriott International, Inc., Class A	156,492	5,567,985
McDonald’s Corp.	561,694	42,739,296
Starbucks Corp.	401,634	14,840,376
Starwood Hotels &
Resorts Worldwide, Inc. (L)	103,459	6,013,037
Wyndham Worldwide Corp.	93,282	2,967,300
Wynn Resorts, Ltd.	40,927	5,207,961
Yum! Brands, Inc.	251,665	12,930,548

		105,442,879
Household Durables - 0.41%
D.R. Horton, Inc. (L)	151,295	1,762,587
Fortune Brands, Inc.	82,600	5,112,114
Harman International Industries, Inc.	37,509	1,756,171
Leggett & Platt, Inc. (L)	78,821	1,931,115
Lennar Corp., Class A (L)	86,516	1,567,670
Newell Rubbermaid, Inc.	156,452	2,992,927
Pulte Group, Inc. (I)(L)	180,990	1,339,326
Stanley Black & Decker, Inc.	90,020	6,895,532
Whirlpool Corp. (L)	40,942	3,494,809

		26,852,251
Internet & Catalog Retail - 0.85%
Amazon.com, Inc. (I)	191,822	34,552,897
Expedia, Inc. (L)	107,714	2,440,799
Netflix, Inc. (I)	23,635	5,609,295
priceline.com, Inc. (I)	26,462	13,401,415

		56,004,406
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	73,771	3,455,434
Mattel, Inc.	187,724	4,679,959

		8,135,393
Media - 3.26%
Cablevision Systems Corp., Class A	125,211	4,333,553
CBS Corp., Class B	362,010	9,064,730
Comcast Corp., Class A	1,494,818	36,951,901
DIRECTV, Class A (I)	427,215	19,993,662
Discovery
Communications, Inc., Series A (I)(L)	151,589	6,048,401
Gannett Company, Inc. (L)	129,045	1,965,355
News Corp., Class A	1,229,523	21,590,424
Omnicom Group, Inc.	152,919	7,502,206

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A (L)	48,790	$2,443,891
The Interpublic Group of Companies, Inc.	263,375	3,310,624
The McGraw-Hill Companies, Inc.	165,108	6,505,255
The Walt Disney Company	1,022,425	44,056,293
The Washington Post Company, Class B (L)	2,853	1,248,359
Time Warner Cable, Inc.	184,873	13,188,840
Time Warner, Inc.	588,363	21,004,559
Viacom, Inc., Class B	321,398	14,951,435

		214,159,488
Multiline Retail - 0.74%
Big Lots, Inc. (I)	40,631	1,764,604
Family Dollar Stores, Inc.	68,044	3,492,018
J.C. Penney Company, Inc.	127,435	4,576,191
Kohl’s Corp.	157,416	8,349,345
Macy’s, Inc.	227,898	5,528,805
Nordstrom, Inc.	90,373	4,055,940
Sears Holdings Corp. (I)(L)	23,452	1,938,308
Target Corp.	381,218	19,064,712

		48,769,923
Specialty Retail - 1.85%
Abercrombie & Fitch Company, Class A (L)	46,972	2,757,256
AutoNation, Inc. (I)(L)	34,513	1,220,725
AutoZone, Inc. (I)	14,382	3,934,340
Bed Bath & Beyond, Inc. (I)	137,144	6,619,941
Best Buy Company, Inc.	176,149	5,058,999
CarMax, Inc. (I)(L)	121,434	3,898,031
GameStop Corp., Class A (I)(L)	81,508	1,835,560
Home Depot, Inc.	882,313	32,698,520
Limited Brands, Inc.	142,398	4,682,046
Lowe’s Companies, Inc.	742,970	19,636,697
O’Reilly Automotive, Inc. (I)	75,981	4,365,868
RadioShack Corp. (L)	56,951	854,835
Ross Stores, Inc.	64,113	4,559,717
Staples, Inc.	387,348	7,522,298
The Gap, Inc. (L)	234,841	5,321,497
Tiffany & Company (L)	68,051	4,181,053
TJX Companies, Inc.	213,093	10,597,115
Urban Outfitters, Inc. (I)	68,888	2,054,929

		121,799,427
Textiles, Apparel & Luxury Goods - 0.50%
Coach, Inc.	159,239	8,286,798
NIKE, Inc., Class B	206,090	15,601,013
Polo Ralph Lauren Corp.	35,214	4,354,211
VF Corp. (L)	46,604	4,591,892

		32,833,914

		678,764,844
Consumer Staples - 10.10%
Beverages - 2.37%
Brown Forman Corp., Class B (L)	55,499	3,790,582
Coca-Cola Enterprises, Inc.	177,758	4,852,793
Constellation Brands, Inc., Class A (I)	94,725	1,921,023
Dr. Pepper Snapple Group, Inc.	120,585	4,480,939
Molson Coors Brewing Company	85,507	4,009,423
PepsiCo, Inc.	854,145	55,015,479
The Coca-Cola Company	1,235,220	81,956,847

		156,027,086
Food & Staples Retailing - 2.21%
Costco Wholesale Corp.	235,018	17,231,520
CVS Caremark Corp.	736,599	25,280,078
Safeway, Inc.	198,233	4,666,405
SUPERVALU, Inc. (L)	114,233	1,020,101

1

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Sysco Corp.	313,721	$8,690,072
The Kroger Company	342,382	8,206,897
Wal-Mart Stores, Inc.	1,054,743	54,899,373
Walgreen Company	496,612	19,934,006
Whole Foods Market, Inc.	79,427	5,234,239

		145,162,691
Food Products - 1.67%
Archer-Daniels-Midland Company	343,112	12,355,463
Campbell Soup Company (L)	98,272	3,253,786
ConAgra Foods, Inc.	234,584	5,571,370
Dean Foods Company (I)(L)	98,679	986,790
General Mills, Inc.	342,311	12,511,467
H.J. Heinz Company (L)	173,264	8,458,748
Hormel Foods Corp. (L)	74,541	2,075,221
Kellogg Company (L)	135,629	7,321,253
Kraft Foods, Inc., Class A	941,591	29,528,294
McCormick & Company, Inc., Class B	71,586	3,423,958
Mead Johnson Nutrition Company	110,146	6,380,758
Sara Lee Corp.	335,115	5,921,482
The Hershey Company	83,216	4,522,790
The J.M. Smucker Company	64,096	4,575,813
Tyson Foods, Inc., Class A	160,559	3,081,127

		109,968,320
Household Products - 2.04%
Clorox Company (L)	74,086	5,191,206
Colgate-Palmolive Company	265,892	21,473,438
Kimberly-Clark Corp.	217,709	14,209,866
The Procter & Gamble Company	1,507,892	92,886,147

		133,760,657
Personal Products - 0.19%
Avon Products, Inc.	231,383	6,256,596
The Estee Lauder Companies, Inc., Class A	61,649	5,940,498

		12,197,094
Tobacco - 1.62%
Altria Group, Inc.	1,126,294	29,317,433
Lorillard, Inc.	78,361	7,445,079
Philip Morris International, Inc.	967,543	63,499,847
Reynolds American, Inc.	182,065	6,468,769

		106,731,128

		663,846,976
Energy - 13.10%
Energy Equipment & Services - 2.47%
Baker Hughes, Inc.	233,798	17,167,787
Cameron International Corp. (I)	131,775	7,524,353
Diamond Offshore Drilling, Inc. (L)	37,425	2,907,923
FMC Technologies, Inc. (I)(L)	64,682	6,111,155
Halliburton Company	491,735	24,508,072
Helmerich & Payne, Inc.	57,249	3,932,434
Nabors Industries, Ltd. (I)	154,056	4,680,221
National Oilwell Varco, Inc.	226,697	17,970,271
Noble Corp.	135,823	6,196,245
Rowan Companies, Inc. (I)	68,013	3,004,814
Schlumberger, Ltd.	732,735	68,334,866

		162,338,141
Oil, Gas & Consumable Fuels - 10.63%
Anadarko Petroleum Corp.	267,176	21,887,058
Apache Corp.	206,068	26,978,423
Cabot Oil & Gas Corp. (L)	56,141	2,973,789
Chesapeake Energy Corp.	354,058	11,868,024
Chevron Corp.	1,080,776	116,107,766

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	769,697	$61,468,002
CONSOL Energy, Inc.	121,802	6,532,241
Denbury Resources, Inc. (I)	215,901	5,267,984
Devon Energy Corp.	229,891	21,097,097
El Paso Corp.	379,431	6,829,758
EOG Resources, Inc.	136,913	16,225,560
EQT Corp.	80,311	4,007,519
Exxon Mobil Corp.	2,669,622	224,595,299
Hess Corp.	161,803	13,787,234
Marathon Oil Corp.	382,402	20,385,851
Massey Energy Company (L)	55,699	3,807,584
Murphy Oil Corp.	103,829	7,623,125
Newfield Exploration Company (I)	72,325	5,497,423
Noble Energy, Inc.	94,619	9,144,926
Occidental Petroleum Corp.	437,623	45,727,227
Peabody Energy Corp.	145,665	10,482,053
Pioneer Natural Resources Company	62,695	6,389,874
QEP Resources, Inc.	94,919	3,848,016
Range Resources Corp. (L)	86,405	5,051,236
Southwestern Energy Company (I)	187,223	8,044,972
Spectra Energy Corp.	349,210	9,491,528
Sunoco, Inc.	64,940	2,960,615
Tesoro Corp. (I)(L)	77,082	2,068,110
The Williams Companies, Inc.	315,606	9,840,595
Valero Energy Corp.	306,324	9,134,582

		699,123,471

		861,461,612
Financials - 15.57%
Capital Markets - 2.38%
Ameriprise Financial, Inc.	132,716	8,106,293
E*TRADE Financial Corp. (I)	119,116	1,861,783
Federated Investors, Inc., Class B (L)	49,857	1,333,675
Franklin Resources, Inc.	78,062	9,763,995
Invesco, Ltd.	247,862	6,335,353
Janus Capital Group, Inc. (L)	100,188	1,249,344
Legg Mason, Inc.	81,962	2,958,009
Morgan Stanley	832,141	22,734,092
Northern Trust Corp.	130,344	6,614,958
State Street Corp.	270,370	12,150,428
T. Rowe Price Group, Inc.	139,439	9,261,538
The Bank of New York Mellon Corp.	668,576	19,970,365
The Charles Schwab Corp.	537,713	9,694,965
The Goldman Sachs Group, Inc.	280,232	44,408,365

		156,443,163
Commercial Banks - 2.85%
BB&T Corp. (L)	373,962	10,265,257
Comerica, Inc. (L)	95,167	3,494,532
Fifth Third Bancorp	494,108	6,858,219
First Horizon National Corp.	141,793	1,589,500
Huntington Bancshares, Inc.	464,808	3,086,325
KeyCorp	474,032	4,209,404
M&T Bank Corp. (L)	64,730	5,726,663
Marshall & Ilsley Corp.	285,408	2,280,410
PNC Financial Services Group, Inc.	282,922	17,821,257
Regions Financial Corp.	677,156	4,916,153
SunTrust Banks, Inc.	269,454	7,771,053
U.S. Bancorp	1,034,742	27,348,231
Wells Fargo & Company	2,836,238	89,908,745
Zions Bancorporation (L)	98,536	2,272,240

		187,547,989
Consumer Finance - 0.76%
American Express Company	563,200	25,456,640

2

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Capital One Financial Corp.	246,227	$12,793,955
Discover Financial Services	293,551	7,080,450
SLM Corp. (I)	283,678	4,340,273

		49,671,318
Diversified Financial Services - 4.12%
Bank of America Corp.	5,449,048	72,635,810
Citigroup, Inc. (I)	15,643,251	69,143,169
CME Group, Inc.	36,079	10,879,622
IntercontinentalExchange, Inc. (I)	39,509	4,880,942
JPMorgan Chase & Company	2,144,650	98,868,365
Leucadia National Corp. (L)	106,553	4,000,000
Moody’s Corp. (L)	107,449	3,643,596
NYSE Euronext	140,625	4,945,781
The NASDAQ OMX Group, Inc. (I)	80,594	2,082,549

		271,079,834
Insurance - 3.80%
ACE, Ltd.	180,650	11,688,055
Aflac, Inc.	253,151	13,361,310
American International Group, Inc. (I)(L)	77,334	2,717,517
AON Corp.	179,330	9,497,317
Assurant, Inc.	53,804	2,071,992
Berkshire Hathaway, Inc., Class B (I)	931,908	77,935,466
Chubb Corp. (L)	158,939	9,744,550
Cincinnati Financial Corp. (L)	87,761	2,878,561
Genworth Financial, Inc., Class A (I)	263,747	3,550,035
Hartford Financial Services Group, Inc.	239,437	6,448,038
Lincoln National Corp.	170,020	5,107,401
Loews Corp.	169,277	7,294,146
Marsh & McLennan Companies, Inc.	292,930	8,732,243
MetLife, Inc.	568,074	25,409,950
Principal Financial Group, Inc. (L)	172,722	5,546,103
Prudential Financial, Inc.	261,654	16,112,653
The Allstate Corp.	285,220	9,064,292
The Progressive Corp.	355,355	7,508,651
The Travelers Companies, Inc.	232,071	13,803,583
Torchmark Corp.	41,953	2,789,035
Unum Group	166,728	4,376,610
XL Group PLC	167,442	4,119,073

		249,756,581
Real Estate Investment Trusts - 1.52%
Apartment Investment & Management
Company, Class A	63,602	1,619,943
AvalonBay Communities, Inc. (L)	46,347	5,565,348
Boston Properties, Inc. (L)	76,784	7,282,962
Equity Residential (L)	158,274	8,928,236
HCP, Inc.	199,743	7,578,249
Health Care REIT, Inc. (L)	94,824	4,972,571
Host Hotels & Resorts, Inc. (L)	366,334	6,451,142
Kimco Realty Corp. (L)	218,811	4,012,994
Plum Creek Timber Company, Inc. (L)	87,137	3,800,045
ProLogis	307,114	4,907,682
Public Storage	75,243	8,345,201
Simon Property Group, Inc.	159,882	17,132,955
Ventas, Inc. (L)	87,713	4,762,816
Vornado Realty Trust	88,003	7,700,263
Weyerhaeuser Company	289,216	7,114,714

		100,175,121
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	156,788	4,186,240
Thrifts & Mortgage Finance - 0.08%
Hudson City Bancorp, Inc. (L)	283,571	2,744,967

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc. (L)	194,895	$2,451,779

		5,196,746

		1,024,056,992
Health Care - 10.94%
Biotechnology - 1.26%
Amgen, Inc. (I)	502,017	26,832,809
Biogen Idec, Inc. (I)	129,703	9,518,903
Celgene Corp. (I)	250,293	14,399,356
Cephalon, Inc. (I)(L)	40,771	3,089,626
Genzyme Corp. (I)	140,620	10,708,213
Gilead Sciences, Inc. (I)	428,156	18,170,941

		82,719,848
Health Care Equipment & Supplies - 1.86%
Baxter International, Inc.	311,953	16,773,713
Becton, Dickinson & Company	119,045	9,478,363
Boston Scientific Corp. (I)(L)	820,156	5,896,922
C.R. Bard, Inc.	45,786	4,547,008
CareFusion Corp. (I)	120,102	3,386,876
Covidien PLC	265,879	13,809,755
DENTSPLY International, Inc.	76,530	2,830,845
Edwards Lifesciences Corp. (I)	60,915	5,299,605
Intuitive Surgical, Inc. (I)(L)	20,925	6,977,651
Medtronic, Inc.	575,734	22,655,133
St. Jude Medical, Inc.	175,255	8,983,571
Stryker Corp. (L)	181,150	11,013,920
Varian Medical Systems, Inc. (I)(L)	64,632	4,371,708
Zimmer Holdings, Inc. (I)	103,437	6,261,042

		122,286,112
Health Care Providers & Services - 2.04%
Aetna, Inc.	207,009	7,748,347
AmerisourceBergen Corp.	147,568	5,837,790
Cardinal Health, Inc.	188,300	7,744,779
CIGNA Corp.	146,028	6,466,120
Coventry Health Care, Inc. (I)	80,636	2,571,482
DaVita, Inc. (I)	51,685	4,419,584
Express Scripts, Inc. (I)	284,418	15,816,485
Humana, Inc. (I)	90,742	6,346,495
Laboratory Corp. of America Holdings (I)	53,838	4,960,095
McKesson Corp.	136,889	10,821,075
Medco Health Solutions, Inc. (I)	217,753	12,229,008
Patterson Companies, Inc. (L)	51,551	1,659,427
Quest Diagnostics, Inc.	83,872	4,841,092
Tenet Healthcare Corp. (I)	261,626	1,949,114
UnitedHealth Group, Inc.	588,826	26,614,935
WellPoint, Inc.	202,169	14,109,375

		134,135,203
Health Care Technology - 0.07%
Cerner Corp. (I)(L)	38,606	4,292,987
Life Sciences Tools & Services - 0.47%
Agilent Technologies, Inc. (I)	185,807	8,320,437
Life Technologies Corp. (I)	96,908	5,079,917
PerkinElmer, Inc.	61,042	1,603,573
Thermo Fisher Scientific, Inc. (I)	210,295	11,681,887
Waters Corp. (I)	49,168	4,272,699

		30,958,513
Pharmaceuticals - 5.24%
Abbott Laboratories	833,191	40,868,019
Allergan, Inc.	164,571	11,687,832
Bristol-Myers Squibb Company	916,558	24,224,628
Eli Lilly & Company	548,476	19,289,901

3

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. (I)	154,027	$4,975,072
Hospira, Inc. (I)	89,719	4,952,489
Johnson & Johnson	1,472,591	87,251,017
Merck & Company, Inc.	1,659,875	54,792,474
Mylan, Inc. (I)	235,303	5,334,319
Pfizer, Inc.	4,304,484	87,424,070
Watson Pharmaceuticals, Inc. (I)	67,743	3,794,285

		344,594,106

		718,986,769
Industrials - 11.14%
Aerospace & Defense - 2.77%
General Dynamics Corp.	200,658	15,362,376
Goodrich Corp.	67,624	5,783,881
Honeywell International, Inc.	422,158	25,207,054
Huntington Ingalls Industries, Inc. (I)	26,140	1,084,796
ITT Corp.	98,901	5,939,005
L-3 Communications Holdings, Inc.	60,937	4,771,976
Lockheed Martin Corp. (L)	154,452	12,417,941
Northrop Grumman Corp.	156,838	9,835,311
Precision Castparts Corp.	77,231	11,366,859
Raytheon Company	193,653	9,851,128
Rockwell Collins, Inc.	83,495	5,412,981
Textron, Inc. (L)	148,609	4,070,401
The Boeing Company	396,408	29,306,443
United Technologies Corp.	495,558	41,948,985

		182,359,137
Air Freight & Logistics - 1.03%
C.H. Robinson Worldwide, Inc. (L)	89,403	6,627,444
Expeditors International of Washington, Inc.	114,245	5,728,244
FedEx Corp.	169,602	15,866,267
United Parcel Service, Inc., Class B	531,448	39,497,215

		67,719,170
Airlines - 0.08%
Southwest Airlines Company	402,471	5,083,209
Building Products - 0.04%
Masco Corp. (L)	192,805	2,683,846
Commercial Services & Supplies - 0.48%
Avery Dennison Corp.	57,540	2,414,378
Cintas Corp.	68,057	2,060,085
Iron Mountain, Inc.	107,782	3,366,032
Pitney Bowes, Inc. (L)	109,716	2,818,604
R.R. Donnelley & Sons Company (L)	111,191	2,103,734
Republic Services, Inc.	165,413	4,969,007
Stericycle, Inc. (I)(L)	45,976	4,076,692
Waste Management, Inc. (L)	255,997	9,558,928

		31,367,460
Construction & Engineering - 0.20%
Fluor Corp.	95,052	7,001,530
Jacobs Engineering Group, Inc. (I)	68,042	3,499,400
Quanta Services, Inc. (I)(L)	116,025	2,602,441

		13,103,371
Electrical Equipment - 0.54%
Emerson Electric Company	406,003	23,722,755
Rockwell Automation, Inc.	76,637	7,253,692
Roper Industries, Inc. (L)	51,328	4,437,819

		35,414,266
Industrial Conglomerates - 2.46%
3M Company	383,224	35,831,444
General Electric Company	5,716,807	114,621,980

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Tyco International, Ltd.	255,060	$11,419,036

		161,872,460
Machinery - 2.43%
Caterpillar, Inc.	343,931	38,296,717
Cummins, Inc.	106,517	11,676,394
Danaher Corp.	291,011	15,103,471
Deere & Company	226,681	21,963,122
Dover Corp.	100,433	6,602,465
Eaton Corp.	183,265	10,160,212
Flowserve Corp.	30,003	3,864,386
Illinois Tool Works, Inc.	268,340	14,415,225
Ingersoll-Rand PLC	177,439	8,572,078
Joy Global, Inc.	56,415	5,574,366
PACCAR, Inc.	196,688	10,296,617
Pall Corp.	62,169	3,581,556
Parker Hannifin Corp.	87,154	8,251,741
Snap-On, Inc. (L)	31,380	1,884,683

		160,243,033
Professional Services - 0.11%
Dun & Bradstreet Corp.	26,763	2,147,463
Equifax, Inc.	66,081	2,567,247
Robert Half International, Inc. (L)	78,766	2,410,240

		7,124,950
Road & Rail - 0.86%
CSX Corp.	199,403	15,673,076
Norfolk Southern Corp.	191,723	13,280,652
Ryder Systems, Inc.	27,580	1,395,548
Union Pacific Corp.	264,346	25,993,142

		56,342,418
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	79,375	5,145,881
WW Grainger, Inc.	31,406	4,323,978

		9,469,859

		732,783,179
Information Technology - 17.88%
Communications Equipment - 2.05%
Cisco Systems, Inc.	2,976,176	51,041,418
F5 Networks, Inc. (I)	43,473	4,459,026
Harris Corp.	68,877	3,416,299
JDS Uniphase Corp. (I)	120,721	2,515,826
Juniper Networks, Inc. (I)	287,993	12,118,745
Motorola Mobility Holdings, Inc. (I)(L)	158,421	3,865,472
Motorola Solutions, Inc. (I)	181,280	8,101,403
QUALCOMM, Inc.	884,964	48,522,576
Tellabs, Inc. (L)	195,244	1,023,079

		135,063,844
Computers & Peripherals - 4.33%
Apple, Inc. (I)	496,000	172,831,200
Dell, Inc. (I)	904,136	13,119,013
EMC Corp. (I)	1,113,694	29,568,576
Hewlett-Packard Company	1,170,737	47,965,095
Lexmark International, Inc., Class A (I)	42,322	1,567,607
NetApp, Inc. (I)	198,056	9,542,338
SanDisk Corp. (I)(L)	127,435	5,873,479
Western Digital Corp. (I)	124,725	4,650,995

		285,118,303
Electronic Equipment, Instruments & Components - 0.45%
Amphenol Corp., Class A	94,720	5,151,821
Corning, Inc.	842,948	17,390,017

4

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FLIR Systems, Inc.	85,904	$2,973,137
Jabil Circuit, Inc.	105,563	2,156,652
Molex, Inc. (L)	74,372	1,868,225

		29,539,852
Internet Software & Services - 1.80%
Akamai Technologies, Inc. (I)	100,758	3,828,804
eBay, Inc. (I)	615,138	19,093,884
Google, Inc., Class A (I)	135,019	79,149,488
Monster Worldwide, Inc. (I)(L)	70,098	1,114,558
VeriSign, Inc.	93,384	3,381,435
Yahoo!, Inc. (I)	704,966	11,737,684

		118,305,853
IT Services - 3.07%
Automatic Data Processing, Inc.	267,265	13,713,367
Cognizant Technology
Solutions Corp., Class A (I)	163,783	13,331,936
Computer Sciences Corp.	83,498	4,068,858
Fidelity National Information Services, Inc.	143,338	4,685,719
Fiserv, Inc. (I)	78,645	4,932,614
International Business Machines Corp.	656,577	107,068,011
MasterCard, Inc., Class A	52,030	13,096,992
Paychex, Inc. (L)	173,307	5,434,908
SAIC, Inc. (I)(L)	158,142	2,675,763
Teradata Corp. (I)	90,555	4,591,139
The Western Union Company	348,214	7,232,405
Total Systems Services, Inc. (L)	87,470	1,576,209
Visa, Inc., Class A (L)	260,915	19,208,562

		201,616,483
Office Electronics - 0.12%
Xerox Corp.	753,435	8,024,083
Semiconductors & Semiconductor Equipment - 2.45%
Advanced Micro Devices, Inc. (I)(L)	309,891	2,665,063
Altera Corp.	172,261	7,582,929
Analog Devices, Inc.	161,306	6,352,230
Applied Materials, Inc.	710,345	11,095,589
Broadcom Corp., Class A	256,036	10,082,698
First Solar, Inc. (I)(L)	29,134	4,685,913
Intel Corp.	2,954,644	59,595,169
KLA-Tencor Corp. (L)	90,029	4,264,674
Linear Technology Corp.	122,135	4,107,400
LSI Corp. (I)	331,661	2,255,295
MEMC Electronic Materials, Inc. (I)	123,993	1,606,949
Microchip Technology, Inc. (L)	101,443	3,855,848
Micron Technology, Inc. (I)	461,752	5,291,678
National Semiconductor Corp.	129,756	1,860,701
Novellus Systems, Inc. (I)	48,553	1,802,773
NVIDIA Corp. (I)	312,800	5,774,288
Teradyne, Inc. (I)(L)	99,789	1,777,242
Texas Instruments, Inc.	631,012	21,807,775
Xilinx, Inc. (L)	140,550	4,610,040

		161,074,254
Software - 3.61%
Adobe Systems, Inc. (I)	272,482	9,035,503
Autodesk, Inc. (I)	123,234	5,435,852
BMC Software, Inc. (I)	96,167	4,783,347
CA, Inc.	205,954	4,979,968
Citrix Systems, Inc. (I)	101,011	7,420,268
Compuware Corp. (I)	117,780	1,360,359
Electronic Arts, Inc. (I)(L)	179,992	3,515,244
Intuit, Inc. (I)	146,613	7,785,150
Microsoft Corp.	3,980,853	100,954,432

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Novell, Inc. (I)	189,282	$1,122,442
Oracle Corp.	2,094,502	69,893,532
Red Hat, Inc. (I)	103,887	4,715,431
Salesforce.com, Inc. (I)	63,669	8,504,905
Symantec Corp. (I)	410,923	7,618,512

		237,124,945

		1,175,867,617
Materials - 3.65%
Chemicals - 2.12%
Air Products & Chemicals, Inc.	115,709	10,434,638
Airgas, Inc.	40,345	2,679,715
CF Industries Holdings, Inc.	38,385	5,250,684
E.I. du Pont de Nemours & Company	496,191	27,275,619
Eastman Chemical Company	38,089	3,782,999
Ecolab, Inc.	125,263	6,390,918
FMC Corp.	38,487	3,268,701
International Flavors & Fragrances, Inc.	43,208	2,691,858
Monsanto Company	288,950	20,879,527
PPG Industries, Inc.	86,458	8,231,666
Praxair, Inc.	163,296	16,590,874
Sigma-Aldrich Corp. (L)	65,649	4,177,902
The Dow Chemical Company	628,788	23,736,747
The Sherwin-Williams Company	47,922	4,024,969

		139,416,817
Construction Materials - 0.05%
Vulcan Materials Company (L)	69,481	3,168,334
Containers & Packaging - 0.15%
Ball Corp.	91,093	3,265,684
Bemis Company, Inc.	57,629	1,890,807
Owens-Illinois, Inc. (I)	88,141	2,660,977
Sealed Air Corp.	85,768	2,286,575

		10,104,043
Metals & Mining - 1.18%
AK Steel Holding Corp. (L)	59,359	936,685
Alcoa, Inc.	572,134	10,098,165
Allegheny Technologies, Inc. (L)	53,141	3,598,709
Cliffs Natural Resources, Inc.	72,931	7,167,659
Freeport-McMoRan Copper & Gold, Inc.	509,577	28,307,002
Newmont Mining Corp.	265,567	14,494,647
Nucor Corp.	170,076	7,826,898
Titanium Metals Corp. (I)(L)	48,502	901,167
United States Steel Corp. (L)	77,397	4,174,794

		77,505,726
Paper & Forest Products - 0.15%
International Paper Company	236,748	7,145,055
MeadWestvaco Corp.	90,646	2,749,293

		9,894,348

		240,089,268
Telecommunication Services - 3.01%
Diversified Telecommunication Services - 2.69%
AT&T, Inc.	3,182,610	97,387,866
CenturyLink, Inc. (L)	164,531	6,836,263
Frontier Communications Corp. (L)	535,029	4,397,938
Qwest Communications International, Inc.	938,250	6,408,248
Verizon Communications, Inc.	1,522,585	58,680,426
Windstream Corp. (L)	271,506	3,494,282

		177,205,023
Wireless Telecommunication Services - 0.32%
American Tower Corp., Class A (I)	214,069	11,093,056

5

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
MetroPCS Communications, Inc. (I)(L)	142,060	$2,307,054
Sprint Nextel Corp. (I)	1,609,946	7,470,149

		20,870,259

		198,075,282
Utilities - 3.15%
Electric Utilities - 1.67%
American Electric Power Company, Inc.	258,857	9,096,235
Duke Energy Corp.	715,588	12,987,922
Edison International	175,410	6,418,252
Entergy Corp.	96,391	6,478,439
Exelon Corp.	356,337	14,695,338
FirstEnergy Corp.	225,156	8,351,036
Nextera Energy, Inc.	226,633	12,492,011
Northeast Utilities	95,026	3,287,900
Pepco Holdings, Inc.	121,182	2,260,044
Pinnacle West Capital Corp.	58,566	2,506,039
PPL Corp.	260,790	6,597,987
Progress Energy, Inc.	158,038	7,291,873
Southern Company	455,264	17,350,111

		109,813,187
Gas Utilities - 0.08%
Nicor, Inc.	24,525	1,316,993
ONEOK, Inc.	57,619	3,853,559

		5,170,552
Independent Power Producers & Energy Traders - 0.16%
Constellation Energy Group, Inc.	107,594	3,349,401
NRG Energy, Inc. (I)	133,268	2,870,593
The AES Corp. (I)	356,481	4,634,253

		10,854,247
Multi-Utilities - 1.24%
Ameren Corp.	129,504	3,635,177
CenterPoint Energy, Inc.	228,730	4,016,499
CMS Energy Corp. (L)	135,743	2,665,993
Consolidated Edison, Inc. (L)	157,190	7,972,677
Dominion Resources, Inc.	312,721	13,978,632
DTE Energy Company	91,225	4,466,376
Integrys Energy Group, Inc.	41,994	2,121,117
NiSource, Inc. (L)	150,366	2,884,020
PG&E Corp.	213,338	9,425,273
Public Service Enterprise Group, Inc.	272,446	8,584,773
SCANA Corp. (L)	61,273	2,412,318
Sempra Energy	129,484	6,927,394
TECO Energy, Inc.	115,695	2,170,438
Wisconsin Energy Corp.	125,848	3,838,364
Xcel Energy, Inc.	259,871	6,208,318

		81,307,369

		207,145,355

TOTAL COMMON STOCKS (Cost $4,884,962,307)		$6,501,077,894

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date 01/19/2021; Strike Price $45.00) (I)	1	11

TOTAL WARRANTS (Cost $17)		$11

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.46%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	29,290,341	$293,105,511

TOTAL SECURITIES LENDING
COLLATERAL (Cost $293,112,676)		$293,105,511

SHORT-TERM INVESTMENTS - 1.08%
U.S. Government Agency* - 1.02%
Federal Home Loan Bank Discount Notes
0.080%, 04/13/2011	$17,000,000	$16,999,547
0.105%, 06/01/2011	10,000,000	9,998,221
Federal National Mortgage Association
0.060%, 05/24/2011	40,000,000	39,996,467

		66,994,235
Repurchase Agreement - 0.06%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $3,980,001 on 04/01/2011,
collateralized by $4,060,000 U.S. Treasury
Notes, 4.375% due 11/15/2039 (valued
at $4,060,658)	3,980,000	3,980,000

TOTAL SHORT-TERM INVESTMENTS (Cost $70,974,235)		$70,974,235

Total Investments (500 Index Trust)
(Cost $5,249,049,235) - 104.40%		$6,865,157,651
Other assets and liabilities, net - (4.40%)		(289,136,335)

TOTAL NET ASSETS - 100.00%		$6,576,021,316

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.02%
Consumer Discretionary - 10.13%
Auto Components - 0.25%
Johnson Controls, Inc.	50,682	$2,106,851
The Goodyear Tire & Rubber Company (I)(L)	18,163	272,082

		2,378,933
Automobiles - 0.53%
Ford Motor Company (I)	283,039	4,220,111
Harley-Davidson, Inc. (L)	17,608	748,164

		4,968,275
Distributors - 0.07%
Genuine Parts Company	11,779	631,826
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	9,211	384,191
DeVry, Inc.	4,611	253,928
H&R Block, Inc. (L)	22,841	382,358

		1,020,477
Hotels, Restaurants & Leisure - 1.57%
Carnival Corp.	32,292	1,238,721
Darden Restaurants, Inc.	10,352	508,594
International Game Technology (L)	22,292	361,799
Marriott International, Inc., Class A (L)	21,749	773,829
McDonald’s Corp.	78,064	5,939,890
Starbucks Corp.	55,819	2,062,512
Starwood Hotels &
Resorts Worldwide, Inc. (L)	14,379	835,707
Wyndham Worldwide Corp.	12,964	412,385
Wynn Resorts, Ltd.	5,688	723,798

6

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	34,995	$1,798,043

		14,655,278
Household Durables - 0.40%
D.R. Horton, Inc. (L)	20,945	244,009
Fortune Brands, Inc.	11,480	710,497
Harman International Industries, Inc.	5,200	243,464
Leggett & Platt, Inc. (L)	10,936	267,932
Lennar Corp., Class A (L)	12,024	217,875
Newell Rubbermaid, Inc.	21,744	415,963
Pulte Group, Inc. (I)	25,182	186,347
Stanley Black & Decker, Inc.	12,511	958,343
Whirlpool Corp. (L)	5,682	485,016

		3,729,446
Internet & Catalog Retail - 0.84%
Amazon.com, Inc. (I)	26,659	4,802,086
Expedia, Inc. (L)	14,970	339,220
Netflix, Inc. (I)	3,285	779,629
priceline.com, Inc. (I)	3,678	1,862,686

		7,783,621
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	10,254	480,297
Mattel, Inc.	26,090	650,424

		1,130,721
Media - 3.20%
Cablevision Systems Corp., Class A (L)	17,401	602,249
CBS Corp., Class B	50,312	1,259,812
Comcast Corp., Class A	207,750	5,135,580
DIRECTV, Class A (I)	59,374	2,778,703
Discovery
Communications, Inc., Series A (I)(L)	21,068	840,613
Gannett Company, Inc. (L)	17,935	273,150
News Corp., Class A	170,879	3,000,635
Omnicom Group, Inc.	21,253	1,042,672
Scripps Networks Interactive, Inc., Class A	6,778	339,510
The Interpublic Group of Companies, Inc.	36,547	459,396
The McGraw-Hill Companies, Inc.	22,928	903,363
The Walt Disney Company	142,097	6,122,960
The Washington Post Company, Class B	397	173,711
Time Warner Cable, Inc.	25,694	1,833,010
Time Warner, Inc.	81,771	2,919,225
Viacom, Inc., Class B	44,668	2,077,955

		29,762,544
Multiline Retail - 0.73%
Big Lots, Inc. (I)	5,650	245,380
Family Dollar Stores, Inc.	9,457	485,333
J.C. Penney Company, Inc.	17,711	636,002
Kohl’s Corp.	21,878	1,160,409
Macy’s, Inc.	31,673	768,387
Nordstrom, Inc.	12,571	564,186
Sears Holdings Corp. (I)(L)	3,259	269,356
Target Corp.	52,982	2,649,630

		6,778,683
Specialty Retail - 1.82%
Abercrombie & Fitch Company, Class A	6,528	383,194
AutoNation, Inc. (I)(L)	4,797	169,670
AutoZone, Inc. (I)	1,999	546,846
Bed Bath & Beyond, Inc. (I)	19,060	920,026
Best Buy Company, Inc.	24,481	703,094
CarMax, Inc. (I)(L)	16,877	541,752
GameStop Corp., Class A (I)(L)	11,305	254,589
Home Depot, Inc.	122,624	4,544,445

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Limited Brands, Inc.	19,790	$650,695
Lowe’s Companies, Inc.	103,258	2,729,109
O’Reilly Automotive, Inc. (I)	10,560	606,778
RadioShack Corp. (L)	7,915	118,804
Ross Stores, Inc.	8,910	633,679
Staples, Inc.	53,834	1,045,456
The Gap, Inc.	32,638	739,577
Tiffany & Company	9,458	581,100
TJX Companies, Inc.	29,616	1,472,804
Urban Outfitters, Inc. (I)	9,574	285,592

		16,927,210
Textiles, Apparel & Luxury Goods - 0.49%
Coach, Inc.	22,135	1,151,905
NIKE, Inc., Class B	28,642	2,168,199
Polo Ralph Lauren Corp.	4,894	605,143
VF Corp. (L)	6,480	638,474

		4,563,721

		94,330,735
Consumer Staples - 9.91%
Beverages - 2.33%
Brown Forman Corp., Class B (L)	7,713	526,798
Coca-Cola Enterprises, Inc.	24,705	674,447
Constellation Brands, Inc., Class A (I)	13,165	266,986
Dr. Pepper Snapple Group, Inc.	16,759	622,764
Molson Coors Brewing Company	11,884	557,241
PepsiCo, Inc.	118,709	7,646,047
The Coca-Cola Company	171,671	11,390,371

		21,684,654
Food & Staples Retailing - 2.17%
Costco Wholesale Corp.	32,663	2,394,851
CVS Caremark Corp.	102,373	3,513,441
Safeway, Inc.	27,550	648,527
SUPERVALU, Inc. (L)	15,862	141,648
Sysco Corp.	43,601	1,207,748
The Kroger Company	47,584	1,140,588
Wal-Mart Stores, Inc.	146,588	7,629,905
Walgreen Company	69,019	2,770,423
Whole Foods Market, Inc. (L)	11,039	727,470

		20,174,601
Food Products - 1.64%
Archer-Daniels-Midland Company	47,715	1,718,217
Campbell Soup Company (L)	13,658	452,216
ConAgra Foods, Inc. (L)	32,603	774,321
Dean Foods Company (I)(L)	13,620	136,200
General Mills, Inc.	47,574	1,738,830
H.J. Heinz Company	24,080	1,175,586
Hormel Foods Corp. (L)	10,356	288,311
Kellogg Company (L)	18,849	1,017,469
Kraft Foods, Inc., Class A	130,862	4,103,832
McCormick & Company, Inc., Class B	9,929	474,904
Mead Johnson Nutrition Company	15,308	886,792
Sara Lee Corp.	46,574	822,963
The Hershey Company	11,547	627,579
The J.M. Smucker Company	8,908	635,942
Tyson Foods, Inc., Class A	22,287	427,688

		15,280,850
Household Products - 2.00%
Clorox Company (L)	10,296	721,441
Colgate-Palmolive Company	36,954	2,984,405
Kimberly-Clark Corp.	30,257	1,974,874

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Procter & Gamble Company	209,567	$12,909,327

		18,590,047
Personal Products - 0.18%
Avon Products, Inc.	32,158	869,552
The Estee Lauder
Companies, Inc., Class A (L)	8,568	825,612

		1,695,164
Tobacco - 1.59%
Altria Group, Inc.	156,532	4,074,528
Lorillard, Inc.	10,890	1,034,659
Philip Morris International, Inc.	134,469	8,825,200
Reynolds American, Inc.	25,282	898,269

		14,832,656

		92,257,972
Energy - 12.86%
Energy Equipment & Services - 2.42%
Baker Hughes, Inc.	32,493	2,385,961
Cameron International Corp. (I)	18,314	1,045,729
Diamond Offshore Drilling, Inc. (L)	5,197	403,807
FMC Technologies, Inc. (I)(L)	8,990	849,375
Halliburton Company	68,341	3,406,115
Helmerich & Payne, Inc.	7,956	546,498
Nabors Industries, Ltd. (I)	21,411	650,466
National Oilwell Varco, Inc.	31,506	2,497,481
Noble Corp.	18,877	861,169
Rowan Companies, Inc. (I)	9,452	417,589
Schlumberger, Ltd.	101,835	9,497,132

		22,561,322
Oil, Gas & Consumable Fuels - 10.44%
Anadarko Petroleum Corp.	37,132	3,041,853
Apache Corp.	28,639	3,749,418
Cabot Oil & Gas Corp. (L)	7,787	412,477
Chesapeake Energy Corp.	49,207	1,649,419
Chevron Corp.	150,206	16,136,631
ConocoPhillips	106,973	8,542,864
CONSOL Energy, Inc.	16,928	907,849
Denbury Resources, Inc. (I)	30,006	732,146
Devon Energy Corp.	31,950	2,932,052
El Paso Corp.	52,733	949,194
EOG Resources, Inc.	19,028	2,255,008
EQT Corp.	11,151	556,435
Exxon Mobil Corp.	371,024	31,214,249
Hess Corp.	22,487	1,916,117
Marathon Oil Corp.	53,146	2,833,213
Massey Energy Company (L)	7,741	529,175
Murphy Oil Corp.	14,430	1,059,451
Newfield Exploration Company (I)	10,052	764,053
Noble Energy, Inc.	13,150	1,270,948
Occidental Petroleum Corp.	60,821	6,355,186
Peabody Energy Corp.	20,244	1,456,758
Pioneer Natural Resources Company (L)	8,713	888,029
QEP Resources, Inc.	13,192	534,804
Range Resources Corp. (L)	12,008	701,988
Southwestern Energy Company (I)	26,020	1,118,079
Spectra Energy Corp.	48,533	1,319,127
Sunoco, Inc.	9,014	410,948
Tesoro Corp. (I)(L)	10,713	287,430
The Williams Companies, Inc.	43,863	1,367,648
Valero Energy Corp.	42,573	1,269,527

		97,162,076

		119,723,398

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 15.28%
Capital Markets - 2.33%
Ameriprise Financial, Inc.	18,445	$1,126,621
E*TRADE Financial Corp. (I)	16,555	258,755
Federated Investors, Inc., Class B (L)	6,929	185,351
Franklin Resources, Inc.	10,849	1,356,993
Invesco, Ltd.	34,448	880,491
Janus Capital Group, Inc.	13,924	173,632
Legg Mason, Inc.	11,391	411,101
Morgan Stanley	115,650	3,159,558
Northern Trust Corp.	18,102	918,677
State Street Corp.	37,576	1,688,665
T. Rowe Price Group, Inc.	19,379	1,287,153
The Bank of New York Mellon Corp.	92,919	2,775,491
The Charles Schwab Corp.	74,731	1,347,400
The Goldman Sachs Group, Inc.	38,946	6,171,773

		21,741,661
Commercial Banks - 2.80%
BB&T Corp.	51,973	1,426,659
Comerica, Inc. (L)	13,226	485,659
Fifth Third Bancorp	68,671	953,153
First Horizon National Corp. (L)	19,706	220,904
Huntington Bancshares, Inc.	64,599	428,937
KeyCorp	65,808	584,375
M&T Bank Corp. (L)	8,996	795,876
Marshall & Ilsley Corp.	39,666	316,931
PNC Financial Services Group, Inc.	39,321	2,476,830
Regions Financial Corp.	94,111	683,246
SunTrust Banks, Inc.	37,449	1,080,029
U.S. Bancorp	143,808	3,800,845
Wells Fargo & Company	394,180	12,495,506
Zions Bancorporation (L)	13,694	315,784

		26,064,734
Consumer Finance - 0.74%
American Express Company	78,273	3,537,940
Capital One Financial Corp.	34,221	1,778,123
Discover Financial Services	40,797	984,024
SLM Corp. (I)	39,425	603,203

		6,903,290
Diversified Financial Services - 4.05%
Bank of America Corp.	757,308	10,094,916
Citigroup, Inc. (I)	2,174,096	9,609,504
CME Group, Inc.	5,014	1,511,972
IntercontinentalExchange, Inc. (I)	5,491	678,358
JPMorgan Chase & Company	298,063	13,740,704
Leucadia National Corp. (L)	14,808	555,892
Moody’s Corp. (L)	14,933	506,378
NYSE Euronext	19,544	687,362
The NASDAQ OMX Group, Inc. (I)	11,205	289,537

		37,674,623
Insurance - 3.73%
ACE, Ltd.	25,107	1,624,423
Aflac, Inc.	35,202	1,857,962
American International Group, Inc. (I)(L)	10,748	377,685
AON Corp.	24,923	1,319,922
Assurant, Inc.	7,478	287,978
Berkshire Hathaway, Inc., Class B (I)	129,516	10,831,423
Chubb Corp.	22,089	1,354,277
Cincinnati Financial Corp. (L)	12,197	400,062
Genworth Financial, Inc., Class A (I)(L)	36,584	492,421
Hartford Financial Services Group, Inc.	33,277	896,150
Lincoln National Corp.	23,629	709,815
Loews Corp.	23,526	1,013,735

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	40,711	$1,213,595
MetLife, Inc.	78,951	3,531,478
Principal Financial Group, Inc. (L)	24,005	770,801
Prudential Financial, Inc.	36,365	2,239,357
The Allstate Corp.	39,640	1,259,759
The Progressive Corp.	49,387	1,043,547
The Travelers Companies, Inc.	32,253	1,918,408
Torchmark Corp.	5,831	387,645
Unum Group	23,172	608,265
XL Group PLC	23,271	572,467

		34,711,175
Real Estate Investment Trusts - 1.49%
Apartment Investment & Management
Company, Class A	8,839	225,129
AvalonBay Communities, Inc. (L)	6,441	773,435
Boston Properties, Inc.	10,671	1,012,144
Equity Residential (L)	21,997	1,240,851
HCP, Inc.	27,761	1,053,252
Health Care REIT, Inc. (L)	13,179	691,107
Host Hotels & Resorts, Inc. (L)	50,913	896,578
Kimco Realty Corp. (L)	30,411	557,738
Plum Creek Timber Company, Inc. (L)	12,096	527,507
ProLogis	42,683	682,074
Public Storage	10,457	1,159,786
Simon Property Group, Inc.	22,220	2,381,095
Ventas, Inc.	12,190	661,917
Vornado Realty Trust	12,231	1,070,213
Weyerhaeuser Company	40,195	988,797

		13,921,623
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	21,790	581,793
Thrifts & Mortgage Finance - 0.08%
Hudson City Bancorp, Inc.	39,378	381,179
People’s United Financial, Inc. (L)	27,086	340,742

		721,921

		142,320,820
Health Care - 10.73%
Biotechnology - 1.24%
Amgen, Inc. (I)	69,770	3,729,207
Biogen Idec, Inc. (I)	18,026	1,322,928
Celgene Corp. (I)	34,786	2,001,239
Cephalon, Inc. (I)(L)	5,666	429,369
Genzyme Corp. (I)	19,543	1,488,199
Gilead Sciences, Inc. (I)	59,505	2,525,392

		11,496,334
Health Care Equipment & Supplies - 1.83%
Baxter International, Inc.	43,355	2,331,198
Becton, Dickinson & Company	16,545	1,317,313
Boston Scientific Corp. (I)	113,985	819,552
C.R. Bard, Inc.	6,363	631,910
CareFusion Corp. (I)	16,692	470,714
Covidien PLC	36,952	1,919,287
DENTSPLY International, Inc.	10,613	392,575
Edwards Lifesciences Corp. (I)	8,461	736,107
Intuitive Surgical, Inc. (I)	2,908	969,702
Medtronic, Inc.	80,016	3,148,630
St. Jude Medical, Inc.	24,357	1,248,540
Stryker Corp. (L)	25,176	1,530,701
Varian Medical Systems, Inc. (I)(L)	8,983	607,610
Zimmer Holdings, Inc. (I)	14,376	870,179

		16,994,018

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.00%
Aetna, Inc.	28,770	$1,076,861
AmerisourceBergen Corp.	20,509	811,336
Cardinal Health, Inc.	26,170	1,076,372
CIGNA Corp.	20,295	898,663
Coventry Health Care, Inc. (I)	11,207	357,391
DaVita, Inc. (I)	7,183	614,218
Express Scripts, Inc. (I)	39,528	2,198,152
Humana, Inc. (I)	12,611	882,013
Laboratory Corp. of America Holdings (I)	7,482	689,317
McKesson Corp.	19,025	1,503,926
Medco Health Solutions, Inc. (I)	30,263	1,699,570
Patterson Companies, Inc. (L)	7,165	230,641
Quest Diagnostics, Inc.	11,657	672,842
Tenet Healthcare Corp. (I)	36,294	270,390
UnitedHealth Group, Inc.	81,835	3,698,942
WellPoint, Inc.	28,098	1,960,959

		18,641,593
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	5,365	596,588
Life Sciences Tools & Services - 0.46%
Agilent Technologies, Inc. (I)	25,823	1,156,354
Life Technologies Corp. (I)	13,468	705,993
PerkinElmer, Inc.	8,484	222,875
Thermo Fisher Scientific, Inc. (I)	29,227	1,623,560
Waters Corp. (I)	6,821	592,745

		4,301,527
Pharmaceuticals - 5.14%
Abbott Laboratories	115,797	5,679,843
Allergan, Inc.	22,872	1,624,369
Bristol-Myers Squibb Company	127,383	3,366,733
Eli Lilly & Company	76,227	2,680,904
Forest Laboratories, Inc. (I)	21,407	691,446
Hospira, Inc. (I)	12,478	688,786
Johnson & Johnson	204,661	12,126,164
Merck & Company, Inc.	230,690	7,615,077
Mylan, Inc. (I)	32,702	741,354
Pfizer, Inc.	598,211	12,149,665
Watson Pharmaceuticals, Inc. (I)	9,415	527,334

		47,891,675

		99,921,735
Industrials - 10.93%
Aerospace & Defense - 2.72%
General Dynamics Corp.	27,887	2,135,029
Goodrich Corp.	9,398	803,811
Honeywell International, Inc.	58,671	3,503,245
Huntington Ingalls Industries, Inc. (I)	3,635	150,832
ITT Corp.	13,745	825,387
L-3 Communications Holdings, Inc.	8,469	663,207
Lockheed Martin Corp.	21,466	1,725,866
Northrop Grumman Corp.	21,807	1,367,517
Precision Castparts Corp.	10,734	1,579,830
Raytheon Company	26,914	1,369,115
Rockwell Collins, Inc.	11,604	752,287
Textron, Inc. (L)	20,653	565,686
The Boeing Company	55,093	4,073,025
United Technologies Corp.	68,873	5,830,099

		25,344,936
Air Freight & Logistics - 1.01%
C.H. Robinson Worldwide, Inc. (L)	12,425	921,065
Expeditors International of Washington, Inc.	15,862	795,321
FedEx Corp.	23,571	2,205,067

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	73,857	$5,489,052

		9,410,505
Airlines - 0.08%
Southwest Airlines Company	55,935	706,459
Building Products - 0.04%
Masco Corp.	26,806	373,140
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	7,997	335,554
Cintas Corp.	9,440	285,749
Iron Mountain, Inc.	14,946	466,764
Pitney Bowes, Inc.	15,248	391,721
R.R. Donnelley & Sons Company (L)	15,426	291,860
Republic Services, Inc.	22,957	689,628
Stericycle, Inc. (I)(L)	6,390	566,601
Waste Management, Inc. (L)	35,578	1,328,483

		4,356,360
Construction & Engineering - 0.19%
Fluor Corp.	13,210	973,049
Jacobs Engineering Group, Inc. (I)	9,457	486,374
Quanta Services, Inc. (I)(L)	16,095	361,011

		1,820,434
Electrical Equipment - 0.53%
Emerson Electric Company	56,426	3,296,971
Rockwell Automation, Inc.	10,651	1,008,117
Roper Industries, Inc. (L)	7,133	616,719

		4,921,807
Industrial Conglomerates - 2.41%
3M Company	53,260	4,979,810
General Electric Company	794,521	15,930,146
Tyco International, Ltd.	35,448	1,587,007

		22,496,963
Machinery - 2.39%
Caterpillar, Inc.	47,799	5,322,419
Cummins, Inc.	14,804	1,622,814
Danaher Corp.	40,445	2,099,096
Deere & Company	31,504	3,052,423
Dover Corp.	13,956	917,467
Eaton Corp.	25,470	1,412,057
Flowserve Corp.	4,170	537,096
Illinois Tool Works, Inc.	37,294	2,003,434
Ingersoll-Rand PLC (L)	24,660	1,191,325
Joy Global, Inc.	7,841	774,769
PACCAR, Inc.	27,336	1,431,040
Pall Corp.	8,640	497,750
Parker Hannifin Corp.	12,113	1,146,859
Snap-On, Inc. (L)	4,361	261,922

		22,270,471
Professional Services - 0.11%
Dun & Bradstreet Corp.	3,720	298,493
Equifax, Inc.	9,184	356,798
Robert Half International, Inc. (L)	10,947	334,978

		990,269
Road & Rail - 0.84%
CSX Corp.	27,713	2,178,242
Norfolk Southern Corp.	26,646	1,845,768
Ryder Systems, Inc.	3,833	193,950
Union Pacific Corp.	36,739	3,612,546

		7,830,506

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	11,022	$714,556
WW Grainger, Inc. (L)	4,365	600,973

		1,315,529

		101,837,379
Information Technology - 17.55%
Communications Equipment - 2.02%
Cisco Systems, Inc.	413,629	7,093,737
F5 Networks, Inc. (I)	6,038	619,318
Harris Corp. (L)	9,580	475,168
JDS Uniphase Corp. (I)	16,778	349,654
Juniper Networks, Inc. (I)	40,025	1,684,252
Motorola Mobility Holdings, Inc. (I)	22,017	537,215
Motorola Solutions, Inc. (I)	25,194	1,125,920
QUALCOMM, Inc.	122,992	6,743,651
Tellabs, Inc. (L)	27,135	142,187

		18,771,102
Computers & Peripherals - 4.25%
Apple, Inc. (I)	68,934	24,020,052
Dell, Inc. (I)	125,657	1,823,283
EMC Corp. (I)	154,781	4,109,436
Hewlett-Packard Company	162,709	6,666,188
Lexmark International, Inc., Class A (I)	5,871	217,462
NetApp, Inc. (I)	27,526	1,326,203
SanDisk Corp. (I)(L)	17,711	816,300
Western Digital Corp. (I)	17,334	646,385

		39,625,309
Electronic Equipment, Instruments & Components - 0.44%
Amphenol Corp., Class A	13,164	715,990
Corning, Inc.	117,153	2,416,866
FLIR Systems, Inc.	11,935	413,070
Jabil Circuit, Inc.	14,632	298,932
Molex, Inc. (L)	10,336	259,640

		4,104,498
Internet Software & Services - 1.77%
Akamai Technologies, Inc. (I)	14,003	532,114
eBay, Inc. (I)	85,492	2,653,672
Google, Inc., Class A (I)	18,765	11,000,231
Monster Worldwide, Inc. (I)(L)	9,708	154,357
VeriSign, Inc.	12,978	469,933
Yahoo!, Inc. (I)	97,976	1,631,300

		16,441,607
IT Services - 3.01%
Automatic Data Processing, Inc.	37,145	1,905,910
Cognizant Technology
Solutions Corp., Class A (I)	22,763	1,852,908
Computer Sciences Corp.	11,605	565,512
Fidelity National Information Services, Inc.	19,921	651,217
Fiserv, Inc. (I)	10,930	685,530
International Business Machines Corp.	91,251	14,880,301
MasterCard, Inc., Class A	7,233	1,820,691
Paychex, Inc.	24,086	755,337
SAIC, Inc. (I)(L)	21,956	371,496
Teradata Corp. (I)	12,585	638,060
The Western Union Company	48,395	1,005,164
Total Systems Services, Inc. (L)	12,191	219,682
Visa, Inc., Class A	36,262	2,669,608

		28,021,416
Office Electronics - 0.12%
Xerox Corp.	104,713	1,115,193

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.40%
Advanced Micro Devices, Inc. (I)(L)	43,068	$370,385
Altera Corp.	23,941	1,053,883
Analog Devices, Inc.	22,419	882,860
Applied Materials, Inc.	98,724	1,542,069
Broadcom Corp., Class A	35,584	1,401,298
First Solar, Inc. (I)(L)	4,049	651,241
Intel Corp.	410,637	8,282,548
KLA-Tencor Corp. (L)	12,512	592,693
Linear Technology Corp.	16,974	570,836
LSI Corp. (I)	46,046	313,113
MEMC Electronic Materials, Inc. (I)	17,233	223,340
Microchip Technology, Inc. (L)	14,099	535,903
Micron Technology, Inc. (I)	64,174	735,434
National Semiconductor Corp.	18,043	258,737
Novellus Systems, Inc. (I)	6,736	250,108
NVIDIA Corp. (I)	43,473	802,512
Teradyne, Inc. (I)(L)	13,868	246,989
Texas Instruments, Inc.	87,690	3,030,566
Xilinx, Inc. (L)	19,534	640,715

		22,385,230
Software - 3.54%
Adobe Systems, Inc. (I)	37,869	1,255,736
Autodesk, Inc. (I)	17,127	755,472
BMC Software, Inc. (I)	13,365	664,775
CA, Inc.	28,657	692,926
Citrix Systems, Inc. (I)	14,024	1,030,203
Compuware Corp. (I)	16,358	188,935
Electronic Arts, Inc. (I)(L)	25,015	488,543
Intuit, Inc. (I)	20,376	1,081,966
Microsoft Corp.	553,259	14,030,648
Novell, Inc. (I)	26,257	155,704
Oracle Corp.	291,094	9,713,807
Red Hat, Inc. (I)	14,438	655,341
Salesforce.com, Inc. (I)	8,849	1,182,049
Symantec Corp. (I)	57,110	1,058,819

		32,954,924

		163,419,279
Materials - 3.58%
Chemicals - 2.08%
Air Products & Chemicals, Inc.	16,081	1,450,185
Airgas, Inc.	5,607	372,417
CF Industries Holdings, Inc.	5,335	729,775
E.I. du Pont de Nemours & Company	68,961	3,790,786
Eastman Chemical Company	5,294	525,800
Ecolab, Inc.	17,409	888,207
FMC Corp.	5,349	454,291
International Flavors & Fragrances, Inc.	6,005	374,112
Monsanto Company	40,158	2,901,817
PPG Industries, Inc.	12,016	1,144,043
Praxair, Inc.	22,695	2,305,812
Sigma-Aldrich Corp. (L)	9,124	580,651
The Dow Chemical Company	87,389	3,298,935
The Sherwin-Williams Company	6,660	559,373

		19,376,204
Construction Materials - 0.05%
Vulcan Materials Company (L)	9,657	440,359
Containers & Packaging - 0.15%
Ball Corp.	12,660	453,861
Bemis Company, Inc.	8,009	262,775
Owens-Illinois, Inc. (I)	12,235	369,375

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sealed Air Corp.	11,935	$318,187

		1,404,198
Metals & Mining - 1.15%
AK Steel Holding Corp. (L)	8,250	130,185
Alcoa, Inc.	79,515	1,403,440
Allegheny Technologies, Inc. (L)	7,370	499,096
Cliffs Natural Resources, Inc.	10,126	995,183
Freeport-McMoRan Copper & Gold, Inc.	70,821	3,934,107
Newmont Mining Corp.	36,908	2,014,439
Nucor Corp.	23,637	1,087,775
Titanium Metals Corp. (I)(L)	6,736	125,155
United States Steel Corp. (L)	10,757	580,233

		10,769,613
Paper & Forest Products - 0.15%
International Paper Company	32,903	993,013
MeadWestvaco Corp.	12,566	381,127

		1,374,140

		33,364,514
Telecommunication Services - 2.96%
Diversified Telecommunication Services - 2.65%
AT&T, Inc.	442,319	13,534,961
CenturyLink, Inc. (L)	22,867	950,124
Frontier Communications Corp. (L)	74,358	611,223
Qwest Communications International, Inc.	130,395	890,598
Verizon Communications, Inc.	211,609	8,155,411
Windstream Corp. (L)	37,733	485,624

		24,627,941
Wireless Telecommunication Services - 0.31%
American Tower Corp., Class A (I)	29,751	1,541,697
MetroPCS Communications, Inc. (I)(L)	19,746	320,675
Sprint Nextel Corp. (I)	223,749	1,038,195

		2,900,567

		27,528,508
Utilities - 3.09%
Electric Utilities - 1.64%
American Electric Power Company, Inc.	35,976	1,264,197
Duke Energy Corp.	99,453	1,805,072
Edison International	24,359	891,296
Entergy Corp.	13,396	900,345
Exelon Corp.	49,524	2,042,370
FirstEnergy Corp.	31,292	1,160,620
Nextera Energy, Inc.	31,497	1,736,115
Northeast Utilities	13,206	456,928
Pepco Holdings, Inc.	16,842	314,103
Pinnacle West Capital Corp.	8,124	347,626
PPL Corp.	36,245	916,999
Progress Energy, Inc.	21,964	1,013,419
Southern Company	63,273	2,411,334

		15,260,424
Gas Utilities - 0.08%
Nicor, Inc.	3,403	182,741
ONEOK, Inc.	8,008	535,575

		718,316
Independent Power Producers & Energy Traders - 0.16%
Constellation Energy Group, Inc.	14,922	464,522
NRG Energy, Inc. (I)	18,521	398,942
The AES Corp. (I)	49,543	644,059

		1,507,523

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 1.21%
Ameren Corp.	17,999	$505,232
CenterPoint Energy, Inc.	31,788	558,197
CMS Energy Corp. (L)	18,865	370,509
Consolidated Edison, Inc. (L)	21,846	1,108,029
Dominion Resources, Inc. (L)	43,462	1,942,751
DTE Energy Company (L)	12,678	620,715
Integrys Energy Group, Inc.	5,836	294,776
NiSource, Inc. (L)	20,898	400,824
PG&E Corp.	29,650	1,309,937
Public Service Enterprise Group, Inc.	37,864	1,193,094
SCANA Corp. (L)	8,516	335,275
Sempra Energy	17,996	962,786
TECO Energy, Inc.	16,053	301,154
Wisconsin Energy Corp.	17,480	533,140
Xcel Energy, Inc.	36,117	862,835

		11,299,254

		28,785,517

TOTAL COMMON STOCKS (Cost $798,800,767)		$903,489,857

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date 01/19/2021; Strike Price $45.00) (I)	1	11

TOTAL WARRANTS (Cost $17)		$11

SECURITIES LENDING COLLATERAL - 4.90%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,559,727	45,628,731

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,629,687)		$45,628,731

SHORT-TERM INVESTMENTS - 2.68%
U.S. Government Agency* - 2.47%
Federal Home Loan Bank Discount Notes
0.080%, 04/13/2011	$11,000,000	$10,999,707
0.105%, 06/01/2011	2,000,000	1,999,644
Federal National Mortgage Association,
0.060%, 05/24/2011	10,000,000	9,999,117

		22,998,468
Repurchase Agreement - 0.21%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $1,916,001 on 04/01/2011,
collateralized by $1,955,000 U.S. Treasury
Bills, 4.375 due 11/15/2039 (valued
at $1,955,317)	1,916,000	1,916,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,914,468)		$24,914,468

Total Investments (500 Index Trust B)
(Cost $869,344,939) - 104.60%		$974,033,067
Other assets and liabilities, net - (4.60%)		(42,800,278)

TOTAL NET ASSETS - 100.00%		$931,232,789

Active Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 19.04%
U.S. Government - 3.61%
U.S. Treasury Bonds
4.250%, 11/15/2040		$14,360,000	$13,720,535
U.S. Treasury Notes
0.750%, 12/15/2013		1,120,000	1,107,749
2.125%, 02/29/2016		6,610,000	6,579,012
2.750%, 02/28/2018		10,000,000	9,909,380
3.625%, 02/15/2021 (L)		16,910,000	17,126,651

			48,443,327
U.S. Government Agency - 15.43%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040		7,705,687	7,564,603
4.500%, 09/01/2023		2,261,381	2,371,092
5.000%, 07/01/2035		1,450,819	1,518,947
6.500%, 06/01/2037 to 09/01/2039		7,029,123	7,856,928
Federal National Mortgage Association
2.621%, 07/01/2033 (P)		94,296	98,883
2.731%, 08/01/2034 (P)		2,180,026	2,282,971
4.000%, 06/01/2024 to 10/01/2040		35,183,147	35,480,454
4.500%, 03/01/2026		2,200,165	2,305,446
5.000%, 05/01/2018 to 04/04/2041		36,961,108	37,139,162
5.500%, 02/01/2018 to 01/01/2037		49,557,283	53,184,903
6.000%, 05/01/2035 to 07/01/2038		26,728,230	29,219,096
6.500%, 02/01/2036 to 06/01/2039		16,753,401	18,758,559
7.000%, 12/01/2012 to 06/01/2032		1,148,313	1,265,727
7.500%, 09/01/2029 to 08/01/2031		152,696	173,240
Government National
Mortgage Association
5.000%, 04/15/2035		2,837,176	3,021,940
5.500%, 03/15/2035		2,619,650	2,846,624
6.000%, 03/15/2033 to 06/15/2033		1,151,938	1,272,693
6.500%, 09/15/2028 to 08/15/2031		254,091	286,477
7.000%, 04/15/2029		89,362	101,732
8.000%, 10/15/2026 to 05/15/2029		111,264	127,370

			206,876,847

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $250,656,178)			$255,320,174

FOREIGN GOVERNMENT
OBLIGATIONS - 0.79%
Argentina - 0.27%
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	1,410,397
5.830%, 12/31/2033 (P)		3,617,497	1,454,672
12/15/2035 (B)(I)		19,532,033	794,259

			3,659,328
Germany - 0.10%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,354,123
Japan - 0.06%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	857,891
Mexico - 0.13%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,744,289
Panama - 0.05%
Republic of Panama
8.875%, 09/30/2027		$344,000	464,400
9.375%, 04/01/2029		130,000	183,300

			647,700

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 0.01%
Republic of Peru
9.875%, 02/06/2015		$111,000	$138,750
United Kingdom - 0.17%
Government of United Kingdom
4.750%, 03/07/2020	GBP	1,040,000	1,814,182
6.000%, 12/07/2028		85,000	166,801
8.000%, 12/07/2015		125,000	249,563

			2,230,546

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,689,415)			$10,632,627

CORPORATE BONDS - 48.93%
Consumer Discretionary - 5.01%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		825,000	895,125
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,295,000	1,309,569
8.750%, 06/01/2019		470,000	509,950
American Standard Americas
10.750%, 01/15/2016 (S)		220,000	234,850
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		675,000	675,000
Burlington Coat Factory
Warehouse Corp.
10.000%, 02/15/2019 (S)		1,530,000	1,484,100
Cablevision Systems Corp.
8.625%, 09/15/2017		270,000	300,375
CBS Corp.
5.900%, 10/15/2040		620,000	579,862
7.875%, 07/30/2030		980,000	1,137,643
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		1,017,732	1,218,734
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020		390,000	424,125
Cinemark USA, Inc.
8.625%, 06/15/2019		530,000	579,025
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,335,000	1,458,488
Comcast Corp.
6.950%, 08/15/2037		1,000,000	1,087,863
CSC Holdings, Inc.
7.875%, 02/15/2018		1,050,000	1,165,500
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	1,814,890
Delphi Corp.
6.197%, 11/15/2033 (H)		118,000	0
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040		680,000	679,609
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)		435,000	461,100
Exide Technologies
8.625%, 02/01/2018 (S)		735,000	784,613
Expedia, Inc.
5.950%, 08/15/2020		1,405,000	1,417,294
Greektown Superholdings, Inc.
13.000%, 07/01/2015		1,728,000	1,961,280
Grupo Televisa SA
6.625%, 01/15/2040		810,000	857,878
Hillman Group, Inc.
10.875%, 06/01/2018		640,000	710,400

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hillman Group, Inc. (continued)
10.875%, 06/01/2018 (S)	$145,000	$160,950
HRP Myrtle Beach Operations LLC
- 04/01/2012 (H)(S)	705,000	0
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	815,000	818,214
6.000%, 05/05/2015 (S)	1,160,000	1,243,849
Hyva Global BV
8.625%, 03/24/2016 (S)	735,000	753,696
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,720,000	1,737,200
Kabel BW Erste
Beteiligungs GmbH/Kabel Baden-
Wurttemberg G
7.500%, 03/15/2019 (S)	805,000	825,125
Levi Strauss & Company
7.625%, 05/15/2020	1,370,000	1,373,425
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	684,000	615,600
Ltd. Brands, Inc.
6.625%, 04/01/2021	855,000	874,238
MGM Resorts International
9.000%, 03/15/2020	335,000	367,244
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	960,000	724,800
MTR Gaming Group, Inc.
12.625%, 07/15/2014	505,000	537,825
News America Holdings, Inc.
6.750%, 01/09/2038	108,000	113,225
7.750%, 12/01/2045	491,000	580,194
News America, Inc.
6.150%, 02/15/2041 (S)	720,000	713,984
6.650%, 11/15/2037	1,950,000	2,045,150
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)	615,000	628,838
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,165,000	1,205,775
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	348,969
Regal Entertainment Group
9.125%, 08/15/2018	275,000	294,250
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
6.875%, 02/15/2021 (S)	330,000	332,475
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	485,000	470,450
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,525,000	1,498,587
7.750%, 10/01/2017 (S)	390,000	412,425
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	655,000	705,763
Target Corp.
6.500%, 10/15/2037	1,800,000	2,023,636
Time Warner Cable, Inc.
6.550%, 05/01/2037	1,930,000	1,962,908
6.750%, 07/01/2018	3,035,000	3,444,619
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,044,803
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	1,858,130
Time Warner, Inc.
7.625%, 04/15/2031	451,000	519,920

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Toys R Us Property Company LLC
8.500%, 12/01/2017		$445,000	$478,375
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)		1,265,000	1,302,950
United Business Media, Ltd.
5.750%, 11/03/2020 (S)		750,000	728,484
Viacom, Inc.
6.875%, 04/30/2036		3,305,000	3,616,255
Videotron Ltee
7.125%, 01/15/2020 (S)		1,170,000	1,266,207
Volvo Treasury AB
5.950%, 04/01/2015 (S)		1,430,000	1,570,543
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		819,236	382,993
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)		1,375,000	1,632,813
Yum! Brands, Inc.
6.250%, 03/15/2018		715,000	801,240
6.875%, 11/15/2037		2,130,000	2,372,965

			67,136,365
Consumer Staples - 2.20%
Alliance One International, Inc.
10.000%, 07/15/2016		1,535,000	1,556,106
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036		1,000,000	1,029,596
6.500%, 02/01/2043		540,000	595,392
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	1,275,000	798,510
ARAMARK Corp.
8.500%, 02/01/2015		$1,100,000	1,146,750
Archer-Daniels-Midland Company
5.765%, 03/01/2041		650,000	663,125
B&G Foods, Inc.
7.625%, 01/15/2018		580,000	624,950
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)		620,000	628,525
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016		530,000	530,377
5.350%, 04/15/2014		1,240,000	1,313,181
8.500%, 06/15/2019		955,000	1,132,648
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		885,000	942,525
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037		2,350,000	2,308,875
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)		1,291,866	1,543,663
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		1,025,000	1,053,188
Kraft Foods, Inc.
6.125%, 02/01/2018		1,105,000	1,233,258
Kroger Company
7.000%, 05/01/2018		2,105,000	2,435,213
Lorillard Tobacco Company
6.875%, 05/01/2020		765,000	826,257
Philip Morris International, Inc.
5.650%, 05/16/2018		1,175,000	1,305,790
Revlon Consumer Products Corp.
9.750%, 11/15/2015		990,000	1,071,675
SABMiller PLC
6.500%, 07/15/2018 (S)		1,715,000	1,980,789
Safeway, Inc.
6.350%, 08/15/2017		820,000	915,505

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Tesco PLC
6.150%, 11/15/2037 (S)	$2,400,000	$2,625,785
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,230,000	1,276,125

		29,537,808
Energy - 5.34%
Anadarko Finance Company
7.500%, 05/01/2031	1,502,000	1,658,199
Anadarko Petroleum Corp.
6.375%, 09/15/2017	1,240,000	1,363,075
6.450%, 09/15/2036	1,400,000	1,398,193
BP Capital Markets PLC
4.750%, 03/10/2019	2,000,000	2,078,364
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)	510,000	575,688
Chesapeake Energy Corp.
6.125%, 02/15/2021	635,000	655,638
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	545,377
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,155,000	1,487,291
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,874,000	2,405,984
Drummond Company, Inc.
7.375%, 02/15/2016	1,185,000	1,220,550
Duke Capital LLC
6.750%, 02/15/2032	589,000	630,250
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	740,000	812,833
Enbridge Energy Partners LP
7.500%, 04/15/2038	2,400,000	2,851,565
Energy Transfer Partners LP
6.625%, 10/15/2036	1,000,000	1,044,883
7.500%, 07/01/2038	1,500,000	1,734,929
9.700%, 03/15/2019	895,000	1,166,788
Enersis SA
7.375%, 01/15/2014	633,000	704,092
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,370,000	1,421,375
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,705,818
6.875%, 03/01/2033	471,000	515,965
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,895,000	1,880,788
EV Energy Partners LP/EV Energy
Finance Corp.
8.000%, 04/15/2019 (S)	1,035,000	1,053,113
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018	680,000	710,600
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	499,415
Kerr-McGee Corp.
6.950%, 07/01/2024	885,000	977,184
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	383,985
6.950%, 01/15/2038	1,960,000	2,112,866
7.300%, 08/15/2033	603,000	673,176
7.750%, 03/15/2032	620,000	721,340

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)	$540,000	$599,400
Marathon Oil Corp.
6.800%, 03/15/2032	1,785,000	1,978,931
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	730,000	737,565
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	1,285,000	1,283,394
McMoRan Exploration Company
11.875%, 11/15/2014	930,000	1,023,000
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	740,000	845,745
Nexen, Inc.
5.875%, 03/10/2035	598,000	567,193
6.400%, 05/15/2037	2,375,000	2,370,606
NuStar Logistics LP
4.800%, 09/01/2020	585,000	574,559
7.650%, 04/15/2018	1,335,000	1,556,060
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,522,135
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,624,796
Plains All American Pipeline LP / PAA
Finance Corp.
8.750%, 05/01/2019	1,500,000	1,874,303
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	775,000	798,250
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,175,000	1,178,255
Regency Energy Partners LP/Regency
Energy Finance Corp.
9.375%, 06/01/2016	790,000	898,625
Spectra Energy Capital LLC
6.200%, 04/15/2018	940,000	1,044,188
Talisman Energy, Inc.
6.250%, 02/01/2038	2,025,000	2,126,979
Thermon Industries, Inc.
9.500%, 05/01/2017	320,000	345,600
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,285,000	1,288,752
Transocean, Inc.
6.800%, 03/15/2038	4,450,000	4,674,592
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	680,000	717,400
Weatherford International, Ltd.
6.500%, 08/01/2036	2,400,000	2,399,714
7.000%, 03/15/2038	2,000,000	2,118,354
Williams Partners LP
7.250%, 02/01/2017	2,070,000	2,420,871

		71,558,591
Financials - 22.72%
Aflac, Inc.
6.900%, 12/17/2039	640,000	671,421
8.500%, 05/15/2019	1,075,000	1,297,958
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	2,005,000	2,232,969
AMB Property LP
6.125%, 12/01/2016	1,000,000	1,092,979

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Bank FSB
6.000%, 09/13/2017	$1,585,000	$1,753,906
American Express Company
7.000%, 03/19/2018	4,040,000	4,713,775
American International Group, Inc.
5.450%, 05/18/2017	2,000,000	2,050,002
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	1,300,000	1,399,125
AON Corp.
8.205%, 01/01/2027	900,000	999,380
Arch Capital Group, Ltd.
7.350%, 05/01/2034	3,000,000	3,114,186
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	943,125
Assurant, Inc.
5.625%, 02/15/2014	461,000	487,220
6.750%, 02/15/2034	1,955,000	1,915,220
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)	1,845,000	1,208,475
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,200,100
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	925,000	818,625
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	2,840,000	2,477,900
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	448,175
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	305,237
Bank of America Corp.
5.650%, 05/01/2018	1,950,000	2,034,458
5.750%, 12/01/2017	1,203,000	1,265,625
6.500%, 08/01/2016	815,000	900,542
7.625%, 06/01/2019	2,065,000	2,388,709
Bank of America NA
5.300%, 03/15/2017	390,000	399,977
6.000%, 10/15/2036	1,015,000	986,591
Barclays Bank PLC
5.140%, 10/14/2020	760,000	718,354
6.050%, 12/04/2017 (S)	775,000	806,270
BB&T Corp.
3.200%, 03/15/2016	500,000	495,683
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,250,000	1,233,778
Beaver Valley Funding
9.000%, 06/01/2017	1,950,000	2,164,559
BioMed Realty LP
6.125%, 04/15/2020	425,000	448,590
Blackstone Holdings Finance
Company LLC
5.875%, 03/15/2021 (S)	1,000,000	978,271
BNP Paribas
5.000%, 01/15/2021	1,110,000	1,118,657
Bosphorus Financial Services, Ltd.
2.113%, 02/15/2012 (P)(S)	533,750	527,738
Boston Properties LP
6.250%, 01/15/2013	191,000	206,135

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	$1,108,000	$1,243,032
Brandywine Operating Partnership LP
7.500%, 05/15/2015	945,000	1,066,134
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,611,167
BTA Bank JSC
7.200%, 07/01/2025 (S)	83,414	56,304
07/01/2020 (P)(S)	760,544	64,646
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	368,126	391,134
Camden Property Trust
5.000%, 06/15/2015	804,000	858,516
Capital One Bank USA NA
8.800%, 07/15/2019	1,520,000	1,908,834
Capital One Financial Corp.
6.150%, 09/01/2016	1,680,000	1,837,023
6.750%, 09/15/2017	1,930,000	2,217,033
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	4,340,000	2,014,515
Catlin Insurance Company, Ltd. (7.249%
to 01/19/2017, then 3 month
LIBOR + 2.975%)
01/19/2017 (Q)(S)	2,500,000	2,356,250
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	825,000	868,313
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (S)	2,405,000	2,392,975
Citigroup, Inc.
5.000%, 09/15/2014	3,500,000	3,651,253
5.850%, 12/11/2034	945,000	926,640
6.125%, 11/21/2017 to 05/15/2018	7,323,000	7,970,169
6.375%, 08/12/2014	2,050,000	2,264,079
CNA Financial Corp.
6.500%, 08/15/2016	3,930,000	4,282,714
7.250%, 11/15/2023	1,400,000	1,526,360
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	975,000	1,033,500
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	1,375,000	1,408,880
CommonWealth REIT
6.650%, 01/15/2018	1,235,000	1,346,469
Country Garden Holdings Company
11.125%, 02/23/2018 (S)	645,000	654,675
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month LIBOR + 1.690%)
05/15/2017	1,495,000	1,195,297
Credit Suisse New York
4.375%, 08/05/2020	1,495,000	1,458,051
5.300%, 08/13/2019	1,110,000	1,165,227
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	2,130,000	2,128,877
6.113%, 01/15/2020 (S)	1,070,000	1,158,447
Developers Diversified Realty Corp.
7.500%, 04/01/2017	1,285,000	1,447,953
Dexus Property Group
7.125%, 10/15/2014 (S)	1,435,000	1,608,080
Discover Bank
7.000%, 04/15/2020	725,000	796,568

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
10.250%, 07/15/2019	$1,570,000	$2,017,362
Dresdner Bank AG
7.250%, 09/15/2015	879,000	941,305
Duke Realty LP
5.950%, 02/15/2017	2,050,000	2,208,916
6.250%, 05/15/2013	750,000	811,334
6.750%, 03/15/2020	1,330,000	1,480,480
8.250%, 08/15/2019	730,000	875,575
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	2,600,000	2,560,639
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	1,025,000	1,147,532
ERP Operating LP
5.750%, 06/15/2017	2,730,000	3,002,222
First Tennessee Bank NA
5.050%, 01/15/2015	1,065,000	1,089,605
General Electric Capital Corp.
0.793%, 08/15/2036 (P)	1,820,000	1,420,545
5.300%, 02/11/2021	575,000	583,120
5.625%, 05/01/2018	1,435,000	1,548,758
5.900%, 05/13/2014	2,000,000	2,205,566
6.000%, 08/07/2019	980,000	1,068,517
Genworth Financial, Inc.
6.515%, 05/22/2018	1,400,000	1,382,797
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	1,405,000	1,239,913
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	635,000	632,894
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)	2,290,000	2,367,099
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	660,000	706,445
6.800%, 06/15/2018 (S)	770,000	844,534
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	434,697
6.300%, 03/15/2018	1,210,000	1,296,694
6.625%, 03/30/2040	590,000	598,013
HCP, Inc.
5.375%, 02/01/2021	1,845,000	1,860,413
6.300%, 09/15/2016	2,480,000	2,728,585
6.450%, 06/25/2012	648,000	684,451
Health Care REIT, Inc.
4.950%, 01/15/2021	1,040,000	999,267
6.000%, 11/15/2013	755,000	821,747
6.200%, 06/01/2016	2,855,000	3,120,649
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	1,485,000	1,634,736
Hospitality Properties Trust
6.750%, 02/15/2013	2,128,000	2,263,671
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,119,000	1,159,841
HSBC Holdings PLC
6.500%, 09/15/2037	1,000,000	1,019,746
Huntington Bancshares, Inc.
7.000%, 12/15/2020	235,000	259,072
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,245,000	1,225,090
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	825,000	886,463
Jefferies Group, Inc.
6.875%, 04/15/2021	830,000	880,286
8.500%, 07/15/2019	1,890,000	2,226,900

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company
3.700%, 01/20/2015		$770,000	$791,100
6.000%, 01/15/2018		2,165,000	2,370,171
6.300%, 04/23/2019		2,425,000	2,680,779
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		1,600,000	1,750,576
Kazkommertsbank JSC
8.500%, 04/16/2013		350,000	362,250
Kimco Realty Corp.
6.875%, 10/01/2019		1,455,000	1,695,447
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)		2,837,000	2,666,970
7.500%, 08/15/2036 (S)		5,480,000	5,863,573
7.800%, 03/15/2037 (S)		1,935,000	1,925,325
Lincoln National Corp.
7.000%, 06/15/2040		410,000	467,987
8.750%, 07/01/2019		2,365,000	2,991,013
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067		2,725,000	2,547,875
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066		855,000	848,588
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)		730,000	729,925
6.375%, 01/21/2021		1,165,000	1,212,629
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month LIBOR
+1.035%)
11/14/2016 (Q)(S)		1,570,000	1,267,775
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)		520,000	416,000
Longfor Properties Company, Ltd.
9.500%, 04/07/2016 (S)		635,000	635,000
Mack-Cali Realty LP
5.125%, 01/15/2015		2,000,000	2,127,926
7.750%, 08/15/2019		935,000	1,125,190
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)		685,000	683,664
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)		920,000	924,882
7.300%, 08/01/2014 (S)		750,000	831,320
Markel Corp.
6.800%, 02/15/2013		1,605,000	1,722,317
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		645,000	882,076
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018		3,785,000	4,197,016
7.750%, 05/14/2038		4,865,000	5,585,954
MetLife, Inc.
10.750%, 08/01/2039		400,000	552,000
Morgan Stanley
5.950%, 12/28/2017		1,265,000	1,356,711
6.625%, 04/01/2018		470,000	515,713
7.300%, 05/13/2019		1,375,000	1,544,623
10.090%, 05/03/2017 (S)	BRL	4,330,000	2,532,784
National City Bank
0.680%, 06/07/2017 (P)		$1,525,000	1,437,471

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)	$1,200,000	$1,236,000
Nationwide Financial Services
5.375%, 03/25/2021 (S)	515,000	509,328
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,071,649
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036	630,000	554,762
New York Life Insurance Company
6.750%, 11/15/2039 (S)	930,000	1,066,732
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,020,611
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	3,380,000	4,442,811
PartnerRe Finance A LLC
6.875%, 06/01/2018	2,000,000	2,190,362
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)	370,000	401,450
Post Apartment Homes LP
4.750%, 10/15/2017	485,000	476,367
ProLogis
5.625%, 11/15/2016	3,100,000	3,242,984
6.625%, 05/15/2018	1,075,000	1,162,502
7.625%, 08/15/2014	2,041,000	2,333,120
Prudential Financial, Inc.
6.200%, 01/15/2015	1,600,000	1,763,715
7.375%, 06/15/2019	530,000	621,497
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)	857,000	1,116,243
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	555,800
Realty Income Corp.
5.950%, 09/15/2016	1,530,000	1,673,288
Reckson Operating Partnership LP
7.750%, 03/15/2020	490,000	549,746
Regions Bank/Birmingham AL
6.450%, 06/26/2037	1,500,000	1,380,000
Regions Financial Corp.
0.479%, 06/26/2012 (P)	695,000	670,960
4.875%, 04/26/2013	500,000	507,246
7.750%, 11/10/2014	1,245,000	1,344,600
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%)
08/11/2019 (S)	1,140,000	1,146,908
Silicon Valley Bank
6.050%, 06/01/2017	480,000	502,470
Simon Property Group LP
5.750%, 12/01/2015	1,500,000	1,665,528
5.875%, 03/01/2017	1,520,000	1,684,522
6.100%, 05/01/2016	1,000,000	1,128,159
10.350%, 04/01/2019	980,000	1,349,204
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month
LIBOR + 0.251%)
06/01/2067	2,350,000	2,255,100
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,711,786

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	$1,630,000	$1,837,869
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,385,000	3,727,250
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	529,310
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	700,000	709,733
5.950%, 01/18/2018	1,475,000	1,581,377
6.150%, 04/01/2018	2,005,000	2,170,062
6.750%, 10/01/2037	2,585,000	2,607,306
7.500%, 02/15/2019	2,860,000	3,317,852
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,000,000	1,038,296
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	3,055,000	3,226,572
UBS AG/Stamford CT
5.875%, 12/20/2017	1,840,000	2,006,152
Unum Group
7.125%, 09/30/2016	1,165,000	1,311,598
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,600,000	1,778,808
USB Realty Corp. (6.091% to
01/15/2012, then 3 month
LIBOR + 1.147%)
01/15/2012 (Q)(S)	1,810,000	1,520,400
Vornado Realty LP
4.250%, 04/01/2015	2,810,000	2,873,096
W.R. Berkley Corp.
5.600%, 05/15/2015	830,000	876,514
6.150%, 08/15/2019	699,000	734,324
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,071,510
6.600%, 01/15/2038	815,000	915,517
Washington Mutual Bank
01/15/2015 (H)	1,070,000	1,338
WCI Finance LLC/WEA Finance LLC
5.700%, 10/01/2016 (S)	1,500,000	1,633,023
WEA Finance LLC
7.125%, 04/15/2018 (S)	2,000,000	2,317,196
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	855,000	980,016
Wells Fargo & Company
3.676%, 06/15/2016	985,000	989,158
Wells Fargo Bank NA
5.750%, 05/16/2016	1,180,000	1,293,260
White Mountains Re Group, Ltd.
(7.506% to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,500,000	3,348,170
Willis Group Holdings PLC
5.750%, 03/15/2021	900,000	891,914
Willis North America, Inc.
7.000%, 09/29/2019	1,330,000	1,438,495
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	865,000	915,180
XL Group PLC. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
04/15/2017 (Q)	1,715,000	1,573,513

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)	$1,040,000	$1,043,952

		304,785,150
Health Care - 0.84%
Alere, Inc.
7.875%, 02/01/2016	1,010,000	1,054,188
8.625%, 10/01/2018	495,000	524,081
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	580,000	570,575
BioScrip, Inc.
10.250%, 10/01/2015	825,000	859,031
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,007,813	1,034,268
Gentiva Health Services, Inc.
11.500%, 09/01/2018	190,000	214,938
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,485,000	1,728,980
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	1,830,599
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	536,458
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	215,000	211,775
6.875%, 12/01/2018 (S)	830,000	813,400
WellPoint, Inc.
6.375%, 06/15/2037	1,735,000	1,865,895

		11,244,188
Industrials - 3.70%
ACCO Brands Corp.
10.625%, 03/15/2015	230,000	259,325
Aircastle, Ltd.
9.750%, 08/01/2018	540,000	598,050
Altra Holdings, Inc.
8.125%, 12/01/2016	645,000	691,763
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	587,185	613,608
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	1,365,000	1,291,242
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	1,291,701	1,378,891
BE Aerospace, Inc.
8.500%, 07/01/2018	825,000	913,688
Bombardier, Inc.
7.750%, 03/15/2020 (S)	715,000	776,669
Coleman Cable, Inc.
9.000%, 02/15/2018	630,000	663,075
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	765,000	623,475
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	551,112	580,045
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	327,134	346,763
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	324,844	328,092
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,639,856	1,680,853

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp.
7.375%, 02/01/2019	$1,540,000	$1,858,728
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,781,717	1,839,622
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	657,214	681,860
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	610,000	614,575
Delta Air Lines, Inc.
6.718%, 01/02/2023	1,646,661	1,675,477
9.500%, 09/15/2014 (S)	768,000	816,000
Embraer Overseas, Ltd.
6.375%, 01/15/2020	965,000	1,037,375
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	377,125
GATX Corp.
8.750%, 05/15/2014	1,350,000	1,557,249
General Electric Company
5.250%, 12/06/2017	910,000	989,485
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (S)	765,000	797,513
Interactive Data Corp.
10.250%, 08/01/2018 (S)	310,000	347,975
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	960,000	1,046,400
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	755,000	832,388
Masco Corp.
7.125%, 03/15/2020	825,000	852,646
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	600,000	604,500
Niska Gas Storage U.S. LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	1,015,000	1,103,813
Northwest Airlines 2002-1 Class G-2
Pass Through Trust
6.264%, 11/20/2021	1,430,960	1,473,889
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	1,165,490	1,200,454
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	775,000	847,463
7.500%, 09/15/2015 (Q)(S)	230,000	232,875
RailAmerica, Inc.
9.250%, 07/01/2017	622,000	688,088
Steelcase, Inc.
6.375%, 02/15/2021	1,250,000	1,271,538
Systems 2001 Asset Trust LLC
7.156%, 12/15/2011 (S)	169,098	173,123
Terex Corp.
10.875%, 06/01/2016	740,000	860,250
Textron, Inc.
5.600%, 12/01/2017	1,295,000	1,351,138
The Hertz Corp.
6.750%, 04/15/2019 (S)	1,625,000	1,610,781
TransDigm, Inc.
7.750%, 12/15/2018 (S)	1,450,000	1,556,938
Trimas Corp.
9.750%, 12/15/2017	385,000	423,981

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Tutor Perini Corp.
7.625%, 11/01/2018 (S)	$890,000	$916,700
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	509,926	583,865
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	1,144,336	1,304,543
Union Pacific Corp.
5.700%, 08/15/2018	1,300,000	1,453,226
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	247,000	260,894
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,070,000	1,068,930
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,210,000	1,276,550
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,230,000	1,303,800
Waste Management, Inc.
7.750%, 05/15/2032	625,000	775,756
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,310,000	1,264,150

		49,677,202
Information Technology - 0.58%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,240,000	1,331,450
Equinix, Inc.
8.125%, 03/01/2018	545,000	589,963
Fiserv, Inc.
6.800%, 11/20/2017	1,165,000	1,296,325
Tyco Electronics Group SA
6.550%, 10/01/2017	945,000	1,079,783
7.125%, 10/01/2037	1,755,000	2,029,782
Vangent, Inc.
9.625%, 02/15/2015	1,490,000	1,482,550

		7,809,853
Materials - 2.67%
Alcan, Inc.
5.000%, 06/01/2015	339,000	366,255
Alcoa, Inc.
5.720%, 02/23/2019	560,000	581,581
Allegheny Technologies, Inc.
5.950%, 01/15/2021	375,000	394,248
9.375%, 06/01/2019	805,000	1,018,620
American Pacific Corp.
9.000%, 02/01/2015	655,000	637,806
ArcelorMittal
6.125%, 06/01/2018	530,000	560,884
6.750%, 03/01/2041	725,000	709,992
9.850%, 06/01/2019	960,000	1,216,849
Ball Corp.
6.750%, 09/15/2020	895,000	935,275
Boise Paper Holdings LLC/Boise Co-
Issuer Company
8.000%, 04/01/2020	270,000	291,600
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,085,000	1,177,225
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	755,000	749,962
Commercial Metals Company
7.350%, 08/15/2018	990,000	1,030,559
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	481,000	518,929

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)	$165,000	$171,188
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,575,000	1,552,977
7.125%, 01/15/2017 (S)	1,240,000	1,315,950
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	885,000	896,063
Graphic Packaging International, Inc.
7.875%, 10/01/2018	270,000	289,238
9.500%, 06/15/2017	560,000	621,600
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	965,000	1,010,062
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	1,275,000	1,264,405
International Paper Company
7.950%, 06/15/2018	1,000,000	1,201,181
9.375%, 05/15/2019	1,095,000	1,407,745
JMC Steel Group
8.250%, 03/15/2018 (S)	475,000	485,688
Mercer International, Inc.
9.500%, 12/01/2017 (S)	280,000	306,600
Metinvest BV
8.750%, 02/14/2018 (S)	1,145,000	1,185,075
Nalco Company
6.625%, 01/15/2019 (S)	480,000	493,800
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	320,000	368,000
Polymer Group, Inc.
7.750%, 02/01/2019 (S)	250,000	257,813
Pretium Packaging LLC/Pretium
Finance, Inc.
11.500%, 04/01/2016 (S)	420,000	424,200
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)	1,460,000	1,562,200
Severstal Columbus LLC
10.250%, 02/15/2018	320,000	353,600
Solo Cup Company
10.500%, 11/01/2013	375,000	391,875
Solutia, Inc.
7.875%, 03/15/2020	720,000	781,200
Sterling Chemicals, Inc.
10.250%, 04/01/2015	1,095,000	1,138,800
Teck Resources, Ltd.
10.750%, 05/15/2019	2,825,000	3,607,525
Temple-Inland, Inc.
6.875%, 01/15/2018	1,435,000	1,551,314
U.S. Corrugated, Inc.
10.000%, 06/12/2013	570,000	558,600
Vale Overseas, Ltd.
6.875%, 11/10/2039	910,000	972,318
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)	270,000	280,800
Westvaco Corp.
7.950%, 02/15/2031	1,130,000	1,182,214

		35,821,816
Telecommunication Services - 2.37%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)	655,000	666,463
America Movil SAB de CV
5.000%, 03/30/2020	1,260,000	1,297,682
AT&T, Inc.
5.350%, 09/01/2040 (S)	580,000	519,098
6.450%, 06/15/2034	217,000	223,223

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Axtel SAB de CV
9.000%, 09/22/2019 (S)		$465,000	$446,400
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		1,065,000	1,136,888
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	1,956,888
6.550%, 06/15/2034		1,580,000	1,652,552
British Telecommunications PLC
5.950%, 01/15/2018		1,715,000	1,890,309
Deutsche Telekom
International Finance BV
7.125%, 07/11/2011	EUR	99,000	142,276
8.750%, 06/15/2030		$1,358,000	1,779,348
Embarq Corp.
7.995%, 06/01/2036		2,280,000	2,568,696
France Telecom SA
8.500%, 03/01/2031		1,009,000	1,356,795
Frontier Communications Corp.
8.500%, 04/15/2020		1,570,000	1,701,488
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		1,015,000	1,088,588
NII Capital Corp.
8.875%, 12/15/2019		1,150,000	1,265,000
10.000%, 08/15/2016		600,000	684,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016		470,000	511,713
SBA Tower Trust
5.101%, 04/15/2017 (S)		1,200,000	1,230,000
Sprint Capital Corp.
6.875%, 11/15/2028		1,500,000	1,383,750
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)		370,000	411,625
Telecom Italia Capital SA
6.175%, 06/18/2014		1,040,000	1,115,604
7.200%, 07/18/2036		2,885,000	2,893,248
7.721%, 06/04/2038		665,000	703,994
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	1,901,894
West Corp.
11.000%, 10/15/2016		1,160,000	1,247,000

			31,774,522
Utilities - 3.50%
AES Gener SA
7.500%, 03/25/2014		906,000	996,419
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,230,000	1,253,198
Appalachian Power Company
5.800%, 10/01/2035		1,961,000	1,954,882
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,065,467
BVPS II Funding Corp.
8.890%, 06/01/2017		762,000	847,121
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033		535,000	627,522
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		790,000	811,725
CMS Energy Corp.
6.250%, 02/01/2020		1,820,000	1,898,724
Commonwealth Edison Company
5.800%, 03/15/2018		1,285,000	1,418,272

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month
LIBOR + 2.300%)
09/30/2066	$3,200,000	$3,144,000
Enel Finance International NV
6.250%, 09/15/2017 (S)	2,335,000	2,553,133
Exelon Generation Company LLC
6.250%, 10/01/2039	695,000	679,276
FirstEnergy Corp.
6.450%, 11/15/2011	21,000	21,624
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	990,000	1,037,523
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,715,000	1,674,269
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,845,000	1,958,204
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,100,000	1,156,957
KCP&L Greater Missouri Operations
Company
11.875%, 07/01/2012	1,235,000	1,377,019
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	733,779
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,305,945	1,332,064
Nevada Power Company
6.650%, 04/01/2036	2,330,000	2,631,747
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,867,443
6.800%, 01/15/2019	1,000,000	1,142,475
NRG Energy, Inc.
7.625%, 01/15/2018 (S)	980,000	1,016,750
8.250%, 09/01/2020 (S)	940,000	977,600
NV Energy, Inc.
6.250%, 11/15/2020	625,000	635,325
PNPP II Funding Corp.
9.120%, 05/30/2016	692,000	736,703
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,160,000	1,144,050
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,115,473
PSEG Power LLC
8.625%, 04/15/2031	736,000	921,919
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	634,276	670,645
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	863,952
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,412,773
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	344,000	344,315
Veolia Environnement
6.000%, 06/01/2018	2,400,000	2,664,674
W3A Funding Corp.
8.090%, 01/02/2017	397,111	397,663

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	$790,000	$792,963

		46,877,648

TOTAL CORPORATE BONDS (Cost $605,681,492)		$656,223,143

CAPITAL PREFERRED SECURITIES - 2.79%
Financials - 2.79%
Allfirst Preferred Capital Trust ,
1.803%, 07/15/2029 (P)	1,025,000	838,454
BAC Capital Trust XIII ,
0.710%, 03/15/2012 (P)(Q)	1,900,000	1,332,972
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month
LIBOR + 0.400%) 03/15/2012 (Q)	4,650,000	3,580,500
BAC Capital Trust XV,
1.111%, 06/01/2056 (P)	4,170,000	2,884,247
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2067	2,150,000	2,093,563
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month
LIBOR + 0.768%) 06/01/2012 (Q)	2,995,000	2,583,188
JPMorgan Chase Capital XX ,
6.550%, 09/15/2066	2,045,000	2,076,980
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month
LIBOR + 2.030%) 05/15/2077	4,175,000	3,455,668
MBNA Capital , 1.104%, 02/01/2027	1,157,000	891,173
Mellon Capital IV (6.244% to
06/20/2012, then 3 month
LIBOR + 0.565%) 06/20/2012 (Q)	1,600,000	1,468,000
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2068 (S)	465,000	561,488
PNC Preferred Funding Trust I (6.113%
to 03/15/2012, then 3 month
LIBOR + 1.223%) 03/15/2012 (Q)(S)	1,349,000	1,126,415
PNC Preferred Funding Trust III
(8.700% to 03/15/2013 then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	2,170,000	2,320,641
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) 11/15/2067	1,890,000	1,952,219
Sovereign Capital Trust VI ,
7.908%, 06/13/2036	390,000	389,676
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month
LIBOR + 1.510%) 01/30/2017 (Q)(S)	1,500,000	1,433,316
State Street Capital Trust III (5.300% to
06/23/2011, then 3 month
LIBOR + 4.990%) 06/17/2011 (Q)	1,360,000	1,361,768
State Street Capital Trust IV,
1.310%, 06/01/2067 (P)	2,485,000	2,050,490
SunTrust Capital VIII 12/01/2066 (P)	903,000	880,425
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%) 12/15/2011 (Q)	425,000	337,875

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
USB Capital IX (6.189% to 04/15/2011,
then 3 month
LIBOR + 1.020%) 04/15/2011 (Q)	4,605,000	$3,856,688

		37,475,746

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $40,085,695)		$37,475,746

CONVERTIBLE BONDS - 0.16%
Industrials - 0.07%
US Airways Group, Inc.
7.250%, 05/15/2014	$430,000	$918,050
Consumer Discretionary - 0.09%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	955,000	1,265,375

TOTAL CONVERTIBLE BONDS (Cost $1,462,869)		$2,183,425

TERM LOANS (M) - 0.55%
Energy - 0.19%
Alpha Natural Resources, Inc.
01/27/2012 (T)	2,550,000	2,550,000
Financials - 0.04%
iStar Financial, Inc.
06/30/2014 (T)	570,000	568,894

CONSUMER DISCRETIONARY - 0.32%
CCM Merger, Inc.
7.000%, 03/01/2017	500,000	505,938
East Valley Tourist Development
Authority
12.000%, 08/06/2012	769,588	642,606
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,600,000	1,568,000
Sugerhouse HSP Gaming
11.250%, 09/23/2014	600,000	608,250
Vertis, Inc.
11.750%, 12/31/2015	930,000	911,400

		4,236,194

TOTAL TERM LOANS (Cost $7,464,487)		$7,355,088

MUNICIPAL BONDS - 0.56%
California - 0.05%
State of California
7.600%, 11/01/2040	595,000	652,019
District of Columbia - 0.35%
George Washington University
5.095%, 09/15/2032 (P)	4,580,000	4,789,489
New Jersey - 0.16%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,110,314

TOTAL MUNICIPAL BONDS (Cost $7,249,604)		$7,551,822

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.76%

COMMERCIAL & RESIDENTIAL - 19.64%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.361%, 12/25/2046	11,943,473	802,549

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A
2.250%, 02/25/2045 (P)	$2,111,880	$1,944,497
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,900,000	2,007,295
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,077,634
Americold LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	1,550,000	1,659,015
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.063%, 10/10/2045 (S)	258,533,182	1,007,866
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,624,619
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,550,000	1,584,195
Series 2006-2, Class AM,
5.776%, 05/10/2045 (P)	1,550,000	1,603,883
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	3,890,000	4,202,320
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.435%, 10/15/2019 (P)(S)	5,214,117	4,976,744
Series 2005-MIB1, Class B,
0.515%, 03/15/2022 (P)(S)	5,345,000	5,155,907
Series 2005-MIB1, Class E,
0.655%, 03/15/2022 (P)(S)	1,320,000	1,236,702
Bear Stearns Alt-A Trust, Series 2005-3,
Class B2
2.580%, 04/25/2035 (P)	999,635	72,779
Bear Stearns Asset
Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	307,169	312,183
Series 2003-AC4, Class A,
5.500%, 09/25/2033	309,899	314,723
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.276%, 02/13/2046 (S)	26,985,093	418,919
Series 2004-PWR5, Class X1 IO,
0.395%, 07/11/2042 (S)	28,591,969	454,444
Series 2006-T24, Class AY IO,
0.427%, 10/12/2041 (S)	124,414,252	1,372,376
Series 2006-BBA7, Class G,
0.695%, 03/15/2019 (P)(S)	2,300,000	1,946,696
Series 2005-T20, Class AJ,
5.149%, 10/12/2042 (P)	4,200,000	4,271,468
Series 2005-T18, Series G,
5.296%, 02/13/2042 (P)(S)	4,000,000	2,410,506
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,130,000	1,284,165
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.460%, 12/25/2036 (P)	1,514,268	948,757
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.733%, 03/15/2049 (P)	2,414,000	2,628,036
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
2.518%, 04/25/2035 (P)	1,065,762	44,982

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C
5.222%, 07/15/2044 (P)	$1,000,000	$902,453
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.815%, 12/10/2049 (P)	3,475,000	3,765,257
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2005-12,
Class 2A5
5.500%, 05/25/2035	488,423	485,599
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A
2.735%, 07/20/2034 (P)	3,554,733	3,683,777
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.139%, 02/15/2038 (S)	48,192,941	452,874
Series 2005-TF2A, Class K,
1.455%, 09/15/2020 (P)(S)	1,000,000	973,336
Series 2004-C4, Class A4,
4.283%, 10/15/2039	348,919	349,705
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	3,000,000	2,952,869
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.415%, 04/15/2021 (P)(S)	4,318,867	4,304,468
Series 2006-TFLA, Class B,
0.485%, 04/15/2021 (P)(S)	4,095,000	4,076,409
DBUBS Mortgage Trust,
Series 2011-LC1A, Class C
5.557%, 11/10/2046 (P)(S)	2,000,000	1,995,995
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	2,500,000	2,516,012
First Horizon Alternative Mortgage
Securities, Series 2004-AA5, Class B1
2.382%, 12/25/2034 (P)	703,251	68,144
FREMF Mortgage Trust
Series 2011, Class K11,
4.569%, 12/25/2048 (P)(S)	875,000	779,777
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,000,000	937,471
G-Force LLC, Series 2005-RR2,
Class A4B
5.422%, 12/25/2039 (S)	4,260,000	1,070,325
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.264%, 06/10/2048 (S)	72,413,177	890,682
Series 2005-C1, Class XP IO,
0.465%, 06/10/2048	132,034,443	673,098
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	6,500,000	6,525,141
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	3,096,263	2,971,849
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	763,416
GMAC Mortgage Corp Loan Trust,
Series 2004-AR2, Class 3A
3.406%, 08/19/2034 (P)	2,470,876	2,294,723
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class XC IO,
0.425%, 08/10/2042 (S)	160,482,411	1,940,874

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Greenwich Capital Commercial
Funding Corp. (continued)
Series 2002-C1, Class A2,
4.112%, 01/11/2017	$328,857	$331,473
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,045,000	3,218,465
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	1,177,096
Series 2006-GG7, Class AM,
5.890%, 07/10/2038 (P)	1,555,000	1,611,688
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.285%, 07/10/2039 (S)	90,959,487	1,551,487
Series 2006-GG8, Class X IO,
0.629%, 11/10/2039 (S)	55,216,866	1,251,446
Series 2011-GC3, Class X IO,
1.345%, 03/10/2044 (S)	24,355,829	1,536,853
Series ALF, Class XA1 IO,
3.914%, 02/10/2021 (S)	14,243,842	1,105,322
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,491,450
Series 2007-GG10, Class A4,
5.808%, 08/10/2045 (P)	7,940,000	8,418,400
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.772%, 09/25/2035 (P)	1,467,188	1,344,194
Series 2004-9, Class B1,
3.589%, 08/25/2034 (P)	1,559,094	692,860
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	34,037,469	216,478
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	41,604,659	272,511
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	49,718,827	272,956
Series 2005-8, Class 1X IO,
2.401%, 09/19/2035 (P)	18,895,181	1,002,680
Series 2005-11, Class X IO,
2.440%, 08/19/2045	10,834,401	500,271
Series 2004-7, Class 2A3,
2.545%, 11/19/2034 (P)	522,021	373,656
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.913%, 10/25/2036	52,014,485	2,340,652
Series 2005-AR18, Class 1X IO,
2.225%, 10/25/2036	33,678,223	1,515,520
Series 2005-AR5, Class B1,
2.699%, 05/25/2035 (P)	1,608,752	15,074
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	985,027	110,138
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.565%, 05/15/2045	87,307,951	1,968,043
Series 2011-C3A, Class XA IO,
1.550%, 02/15/2046 (S)	27,541,207	2,032,536
Series 2005-LDP3, Class AJ,
4.969%, 08/15/2042 (P)	3,000,000	3,004,943
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,390,000	2,454,544
Series 2005-IDP4, Class AJ,
5.040%, 10/15/2042 (P)	1,000,000	970,542
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	1,265,000	1,176,778
Series 2005-LDP5, Class A4,
5.202%, 12/15/2044 (P)	5,990,000	6,410,992

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	$2,325,000	$2,366,173
Series 2005-LDP5, Class AJ,
5.323%, 12/15/2044 (P)	1,000,000	1,024,728
Series 2005-LDP5, Class G,
5.357%, 12/15/2044 (P)(S)	2,460,000	1,699,612
Series 2011-C3A, Class C,
5.360%, 02/15/2046 (P)(S)	1,500,000	1,405,922
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	3,200,000	3,298,929
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,990,000	3,148,453
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,670,808
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,689,078
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,300,000	2,210,051
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	2,200,000	2,352,933
Series 2006-LDP7, Class AM,
5.863%, 04/15/2045 (P)	2,430,000	2,507,547
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
5.653%, 01/25/2037 (P)	1,839,772	157,898
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.407%, 02/15/2040 (S)	37,258,325	725,729
Series 2005-C1, Class A2,
4.310%, 02/15/2030	359,156	359,248
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	1,015,792
Series 2005-C2, Class E,
5.342%, 04/15/2040 (P)	2,990,000	2,581,075
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,805,000	2,883,570
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,535,876
Series 2006-C4, Class A4,
5.876%, 06/15/2038 (P)	1,502,000	1,649,561
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.820%, 04/21/2034 (P)	1,462,025	1,425,784
Series 2004-8, Class 5A1,
2.842%, 08/25/2034 (P)	2,699,656	2,591,489
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.385%, 06/15/2022 (P)(S)	4,330,000	4,201,767
Series 2006-1, Class D,
0.455%, 06/15/2022 (P)(S)	2,250,000	2,055,733
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.094%, 07/12/2038 (S)	245,265,883	1,206,463
Series 2005-CIP1, Class XP IO,
0.141%, 07/12/2038	137,864,856	627,271
Series 2006-C2, Class X IO,
0.361%, 08/12/2043 (S)	98,776,759	1,532,758
Series 2008-C1, Class X IO,
0.553%, 02/12/2051 (S)	54,018,172	1,135,408
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,692,197
Series 2005-LC1, Class AJ,
5.331%, 01/12/2044 (P)	1,000,000	986,624

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	$2,000,000	$2,069,260
Series 2006-2, Class A4,
5.909%, 06/12/2046 (P)	2,985,000	3,263,621
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.480%, 03/25/2030 (P)	105,716	96,315
Series 2007-3, Class M1,
5.469%, 09/25/2037 (P)	1,117,941	641,093
Series 2007-3, Class M2,
5.469%, 09/25/2037 (P)	420,866	210,659
Series 2007-3, Class M3,
5.469%, 09/25/2037 (P)	272,372	122,663
Series 2006-3, Class 2A1,
5.866%, 10/25/2036 (P)	2,467,081	2,330,375
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.220%, 12/13/2041 (S)	68,681,083	869,290
Series 2005-IQ9, Class X1 IO,
0.350%, 07/15/2056 (S)	32,563,713	960,783
Series 2007-SRR3, Class A,
0.554%, 12/20/2049 (P)(S)	3,000,000	88,800
Series 2007-SRR3, Class B,
0.654%, 12/20/2049 (P)(S)	3,000,000	67,500
Series 2005-HQ7, Class AJ,
5.203%, 11/14/2042 (P)	3,560,000	3,628,763
Series 2011-C1, Class B,
5.238%, 09/15/2047 (P)(S)	2,500,000	2,540,692
Series 2011-C1, Class C,
5.238%, 09/15/2047 (P)(S)	1,500,000	1,485,078
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,030,000	3,165,779
Series 2008-HQ8, Class AM,
5.451%, 03/12/2044 (P)	2,715,000	2,865,534
Series 2007-T27, Class A4,
5.646%, 06/11/2042 (P)	955,000	1,047,312
Series 2006-IQ11, Class AM,
5.730%, 10/15/2042 (P)	1,700,000	1,785,684
Series 2006-T23, Class A4,
5.806%, 08/12/2041 (P)	1,469,000	1,626,197
Morgan Stanley Capital IMSC,
Series 2006-IQ11, Class B
5.730%, 10/15/2042 (P)	1,000,000	967,004
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	435,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.706%, 05/25/2035 (P)	1,667,420	394,808
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.450%, 12/25/2045	33,368,360	1,714,480
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	465,422	460,700
Sequoia Mortgage Trust, Series 2005-3,
Class A1
0.454%, 05/20/2035 (P)	219,632	195,026
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.758%, 03/25/2033 (P)	1,837,210	1,305,073
Series 1998-RF2, Class A,
8.010%, 07/15/2027 (P)(S)	238,404	238,343

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.796%, 03/25/2044 (P)	$2,342,195	$2,196,471
Timberstar Trust, Series 2006-1A,
Class A
5.668%, 10/15/2036 (S)	2,300,000	2,455,171
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.119%, 03/15/2042 (S)	42,766,720	320,921
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,832,331
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	943,592
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,218,923
Series 2006-C29, Class AM,
5.339%, 11/15/2048	2,000,000	2,006,326
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	3,235,000	2,966,894
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A
5.940%, 03/23/2045 (P)(S)	2,121,844	2,053,712
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.850%, 04/25/2045 (P)	4,105,362	666,904
Series 2005-AR13, Class B1,
0.850%, 10/25/2045 (P)	3,674,197	652,820
Series 2005-AR19, Class B1,
0.950%, 12/25/2045 (P)	2,156,652	400,913
Series 2006-AR4, Class 1A1B,
1.252%, 05/25/2046 (P)	2,105,928	1,262,075
Series 2005-AR13, Class X IO,
1.557%, 10/25/2045	48,549,380	2,429,411
Series 2005-AR8, Class X IO,
1.755%, 07/25/2045	21,086,916	1,089,841
Series 2005-AR12, Class 1A2,
2.725%, 10/25/2035 (P)	832,951	800,497
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	682,533	676,337
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.095%, 04/25/2035 (P)	1,186,495	1,133,922
Series 2006-AR15, Class A3,
5.366%, 10/25/2036 (P)	2,562,511	725,383
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	2,150,000	2,174,969

		263,428,284

U.S. GOVERNMENT AGENCY - 1.12%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.540%, 12/25/2048	58,703,340	1,500,000
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,691,126	186,686
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,639,261	289,480
Series 3794, Class PI IO,
4.500%, 02/15/2038	3,176,129	536,218
Series 3581, Class IO,
6.000%, 10/15/2039	2,619,084	521,876

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-41, Class 3A,
7.222%, 07/25/2032	$136,743	$155,868
Federal National Mortgage Association
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	5,206,105	569,369
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	5,166,280	590,090
Series 402, Class 4 IO,
4.000%, 10/25/2039	7,074,748	1,612,164
Series 402, Class 3 IO,
4.000%, 11/25/2039	3,880,116	911,107
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	3,964,470	665,853
Series 398, Class C3 IO,
4.500%, 05/25/2039	5,155,183	1,100,854
Series 401, Class C2 IO,
4.500%, 06/25/2039	3,450,983	747,779
Series 402, Class 7 IO,
4.500%, 11/25/2039	6,158,057	1,408,644
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	3,439,458	400,758
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	6,480,189	1,168,898
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	9,243,837	1,645,628
Series 2001-50, Class BA,
7.000%, 10/25/2041	41,623	45,677
Series 2002-W3, Class A5,
7.500%, 11/25/2041	249,077	285,056
Government National Mortgage
Association, Series 2010-78, Class AI
IO
4.500%, 04/20/2039	5,507,764	724,038

		15,066,043

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $282,847,005)		$278,494,327

ASSET BACKED SECURITIES - 3.98%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.610%, 09/25/2034 (P)	1,128,017	1,016,923
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	15,791	15,984
Anthracite, Ltd., Series 2002-CIBA,
Class A
0.702%, 05/24/2017 (P)(S)	1,577,477	1,530,152
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.903%, 01/26/2042 (P)(S)	1,260,000	315,000
Series 2006-1A, Class F,
1.353%, 01/26/2042 (P)(S)	1,255,000	483,840
Argent Securities, Inc., Series 2004-W1,
Class M3
1.700%, 03/25/2034 (P)	383,488	142,145
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.670%, 03/25/2035 (P)	1,087,572	954,039
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.598%, 02/28/2041 (P)	1,511,618	1,305,194
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.490%, 07/25/2036 (P)(S)	1,684,175	1,463,617

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.354%, 03/20/2050 (H)(P)(S)	$834,000	$4,854
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.310%, 10/25/2036 (P)	667,700	537,874
Series 2005-OPT2, Class M2,
0.700%, 05/25/2035 (P)	1,115,000	1,021,124
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.630%, 02/25/2052 (P)(S)	5,000,000	1,042,450
Centex Home Equity, Series 2005-A,
Class M4
1.050%, 01/25/2035 (P)	285,696	164,055
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%, 06/25/2032	780,000	771,998
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	13,546	13,407
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.430%, 06/25/2036 (P)	896,316	778,597
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.690%, 04/25/2036 (P)	2,008,031	1,880,794
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,664,716
Crest, Ltd.
Series 2002-IGA, Class A,
0.754%, 07/28/2017 (P)(S)	1,992,332	1,984,721
Series 2003-1A, Class B1,
1.261%, 05/28/2038 (P)(S)	2,400,000	2,004,696
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.592%, 05/25/2045 (P)(S)	1,423,370	1,016,080
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.010%, 12/05/2046 (H)(S)	5,025,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,445,000	1,470,288
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,740,000	1,770,450
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	264,651	147,252
Series 2004-1, Class M3,
5.260%, 04/25/2034	341,712	86,486
Fremont Home Loan Trust,
Series 2005-1, Class M3
0.760%, 06/25/2035 (P)	840,000	775,174
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	1,420,000	1,548,799
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.712%, 11/25/2051 (P)(S)	8,670,000	953,440
JER CDO
Series 2006-2A, Class AFL,
0.580%, 03/25/2045 (P)(S)	3,365,839	1,197,364
Series 2006-2A, Class FFL,
1.750%, 03/25/2045 (H)(P)(S)	2,000,000	0

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B,
5.255%, 12/15/2020 (P)(S)	$425,000	$425,000
Series 2010-A, Class C,
7.255%, 12/15/2020 (P)(S)	500,000	500,000
Series 2010-A, Class D,
10.255%, 12/15/2020 (P)(S)	500,000	500,000
Series 2010-A, Class E1,
14.755%, 12/15/2020 (P)(S)	450,000	450,000
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	1,458,484	1,420,135
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.798%, 05/28/2043 (H)(S)	3,300,000	0
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.300%, 02/25/2034 (P)	405,148	349,571
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.620%, 09/25/2036 (P)	1,700,000	1,532,023
Series 2005-WMC1, Class M1,
0.750%, 09/25/2035 (P)	999,898	931,727
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.598%, 07/27/2040 (P)(S)	2,765,579	2,448,837
Series 2006-8A, Class E,
0.994%, 02/01/2041 (P)(S)	1,835,000	458,750
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.700%, 03/25/2035 (P)	980,000	771,247
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.330%, 03/25/2035 (P)	1,820,000	1,692,016
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.150%, 01/25/2034 (P)	701,121	598,026
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.770%, 01/25/2036 (P)	2,275,000	2,153,071
Series 2004-WHQ2, Class M2,
0.880%, 02/25/2035 (P)	2,355,000	2,136,027
Prima Capital, Ltd., Series 2006-CR1A,
Class A1
7.000%, 12/25/2048	2,874,839	2,726,612
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.050%, 06/25/2045 (P)(S)	1,500,000	455,310
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	346,766	345,767
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	260,063
Residential Asset
Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033	195,685	181,539
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032	248,541	221,141
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.660%, 05/25/2035 (P)	2,425,000	2,261,897
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.920%, 03/25/2034	607,663	429,838

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Trapeza CDO LLC, Series 2007-12A,
Class B
0.863%, 04/06/2042 (P)(S)	$3,042,916	$441,284
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034	1,553,618	1,567,896

TOTAL ASSET BACKED SECURITIES (Cost $83,962,402)		$53,319,290

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Greektown Superholdings, Inc. (I)	821	73,126
Financials - 0.00%
BTA Bank JSC (I)(S)	1,781	36,671

TOTAL COMMON STOCKS (Cost $135,472)		$109,797

PREFERRED SECURITIES - 0.53%
Consumer Discretionary - 0.11%
Greektown
Superholdings, Inc., Series A (I)	16,024	$1,427,258
Consumer Staples - 0.14%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	1,841,151
Energy - 0.07%
Apache Corp., Series D, 6.000% (L)	13,414	950,516
Financials - 0.15%
Bank of America Corp.,
Series MER, 8.625%	25,000	659,500
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	284,960
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	1,079,670

		2,024,130
Telecommunication Services - 0.06%
Telephone & Data Systems, Inc.,
Series A, 7.600%	34,835	875,404

TOTAL PREFERRED SECURITIES (Cost $6,980,132)		$7,118,459

SECURITIES LENDING COLLATERAL - 0.92%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,228,342	12,291,894

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,291,902)		$12,291,894

SHORT-TERM INVESTMENTS - 0.26%
Money Market Funds* - 0.26%
State Street Institutional
U.S. Government Money Market
Fund, 0.0248%	$3,469,664	$3,469,664

TOTAL SHORT-TERM INVESTMENTS (Cost $3,469,664)		$3,469,664

Total Investments (Active Bond Trust)
(Cost $1,310,976,317) - 99.28%		$1,331,545,456
Other assets and liabilities, net - 0.72%		9,661,668

TOTAL NET ASSETS - 100.00%		$1,341,207,124

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.44%
Consumer Discretionary - 12.27%
Auto Components - 0.62%
Autoliv, Inc. (L)	29,100	$2,160,093
Dana Holding Corp. (I)	11,400	198,246
Standard Motor Products, Inc.	7,200	99,576

		2,457,915
Distributors - 0.07%
Core-Mark Holding Company, Inc. (I)(L)	8,300	274,315
Diversified Consumer Services - 0.15%
Apollo Group, Inc., Class A (I)	9,600	400,416
Corinthian Colleges, Inc. (I)(L)	39,500	174,590

		575,006
Hotels, Restaurants & Leisure - 1.97%
Brinker International, Inc.	6,400	161,920
Darden Restaurants, Inc.	23,200	1,139,816
International Speedway Corp., Class A	11,800	351,640
Marcus Corp.	5,600	61,040
Marriott International, Inc., Class A	6,700	238,386
McDonald’s Corp.	23,500	1,788,115
Starwood Hotels &
Resorts Worldwide, Inc. (L)	34,300	1,993,516
Wynn Resorts, Ltd.	16,200	2,061,450

		7,795,883
Household Durables - 0.06%
Blyth, Inc.	7,200	233,928
Leisure Equipment & Products - 0.11%
Jakks Pacific, Inc. (I)(L)	22,200	429,570
Media - 4.13%
Comcast Corp., Class A	261,700	6,469,224
Discovery
Communications, Inc., Series A (I)(L)	21,500	857,850
Madison Square Garden, Inc., Class A (I)	2,000	53,980
The Walt Disney Company	162,500	7,002,125
Time Warner, Inc.	54,300	1,938,510

		16,321,689
Multiline Retail - 1.89%
Dillard’s, Inc., Class A (L)	68,000	2,728,160
J.C. Penney Company, Inc.	37,100	1,332,261
Macy’s, Inc.	130,500	3,165,930
Tuesday Morning Corp. (I)	48,500	237,650

		7,464,001
Specialty Retail - 2.40%
Home Depot, Inc.	134,900	4,999,394
Hot Topic, Inc.	70,100	399,570
Pep Boys - Manny, Moe & Jack (L)	5,700	72,447
Shoe Carnival, Inc. (I)	7,000	196,350
Stage Stores, Inc.	15,500	297,910
The Gap, Inc.	25,600	580,096
TJX Companies, Inc.	55,400	2,755,042
Williams-Sonoma, Inc.	4,400	178,200

		9,479,009
Textiles, Apparel & Luxury Goods - 0.87%
Perry Ellis International, Inc. (I)	4,200	115,584
The Timberland Company, Class A (I)	9,300	383,997
VF Corp. (L)	29,600	2,916,488

		3,416,069

		48,447,385

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 6.80%
Beverages - 1.20%
Coca-Cola Enterprises, Inc.	45,500	$1,242,150
Dr. Pepper Snapple Group, Inc.	11,700	434,772
Molson Coors Brewing Company	20,600	965,934
The Coca-Cola Company	31,700	2,103,295

		4,746,151
Food & Staples Retailing - 1.03%
Casey’s General Stores, Inc.	3,900	152,100
Walgreen Company	52,400	2,103,336
Whole Foods Market, Inc. (L)	27,200	1,792,480

		4,047,916
Food Products - 2.04%
Archer-Daniels-Midland Company	40,800	1,469,208
B&G Foods, Inc.	7,400	138,898
Hormel Foods Corp.	12,300	342,432
Smart Balance, Inc. (I)	41,900	192,321
The J.M. Smucker Company	19,100	1,363,549
Tyson Foods, Inc., Class A	237,700	4,561,463

		8,067,871
Household Products - 0.61%
Central Garden & Pet Company, Class A (I)	14,200	130,782
Colgate-Palmolive Company	28,000	2,261,280

		2,392,062
Personal Products - 0.49%
Elizabeth Arden, Inc. (I)(L)	5,100	153,051
The Estee Lauder
Companies, Inc., Class A (L)	18,600	1,792,296

		1,945,347
Tobacco - 1.43%
Lorillard, Inc.	28,000	2,660,280
Philip Morris International, Inc.	45,500	2,986,165

		5,646,445

		26,845,792
Energy - 13.14%
Energy Equipment & Services - 2.03%
Basic Energy Services, Inc. (I)	4,400	112,244
Helmerich & Payne, Inc.	19,000	1,305,110
Lufkin Industries, Inc.	2,400	224,328
McDermott International, Inc. (I)	22,500	571,275
Nabors Industries, Ltd. (I)	78,300	2,378,754
Oceaneering International, Inc. (I)(L)	900	80,505
Oil States International, Inc. (I)	4,477	340,879
Pioneer Drilling Company (I)	9,200	126,960
Rowan Companies, Inc. (I)	41,200	1,820,216
RPC, Inc. (L)	15,700	397,524
SEACOR Holdings, Inc.	7,300	674,958

		8,032,753
Oil, Gas & Consumable Fuels - 11.11%
Chesapeake Energy Corp.	40,600	1,360,912
Chevron Corp.	98,600	10,592,598
ConocoPhillips	100,200	8,001,972
Exxon Mobil Corp.	174,500	14,680,685
Hess Corp.	32,700	2,786,367
Marathon Oil Corp.	42,600	2,271,006
Noble Energy, Inc.	6,300	608,895
Southwestern Energy Company (I)	40,600	1,744,582
Stone Energy Corp. (I)(L)	10,700	357,059
Valero Energy Corp.	46,800	1,395,576

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.	3,200	$72,928

		43,872,580

		51,905,333
Financials - 16.19%
Capital Markets - 1.19%
American Capital, Ltd. (I)	135,400	1,340,460
BGC Partners, Inc., Class A	9,300	86,397
BlackRock, Inc.	12,500	2,512,625
Franklin Resources, Inc.	1,300	162,604
Invesco, Ltd.	23,900	610,884

		4,712,970
Commercial Banks - 3.59%
Cathay General Bancorp (L)	15,300	260,865
Fifth Third Bancorp	158,700	2,202,756
KeyCorp	240,400	2,134,752
M&T Bank Corp. (L)	8,900	787,383
MB Financial, Inc.	4,200	88,032
Pinnacle Financial Partners, Inc. (I)(L)	7,000	115,780
Prosperity Bancshares, Inc.	1,300	55,601
Regions Financial Corp.	186,800	1,356,168
Signature Bank (I)	1,200	67,680
SunTrust Banks, Inc.	174,300	5,026,812
Susquehanna Bancshares, Inc. (L)	28,500	266,475
Synovus Financial Corp.	144,200	346,080
Texas Capital Bancshares, Inc. (I)(L)	2,600	67,574
Wells Fargo & Company	4,500	142,650
Wintrust Financial Corp.	4,000	147,000
Zions Bancorporation	48,300	1,113,798

		14,179,406
Consumer Finance - 0.42%
Capital One Financial Corp.	31,600	1,641,936
Diversified Financial Services - 4.11%
Bank of America Corp.	205,700	2,741,981
CME Group, Inc.	9,000	2,713,950
JPMorgan Chase & Company	207,014	9,543,345
PHH Corp. (I)(L)	48,400	1,053,668
The NASDAQ OMX Group, Inc. (I)	7,600	196,384

		16,249,328
Insurance - 3.55%
Aflac, Inc.	6,800	358,904
Allied World Assurance
Company Holdings, Ltd.	28,977	1,816,568
American National Insurance Company	1,500	118,755
Aspen Insurance Holdings, Ltd. (L)	8,000	220,480
Axis Capital Holdings, Ltd.	5,900	206,028
Chubb Corp. (L)	37,900	2,323,649
Endurance Specialty Holdings, Ltd. (L)	5,300	258,746
Everest Re Group, Ltd.	3,100	273,358
Fidelity National Financial, Inc., Class A	38,600	545,418
Hartford Financial Services Group, Inc.	9,700	261,221
Lincoln National Corp.	17,200	516,688
Markel Corp. (I)	300	124,335
Reinsurance Group of America, Inc.	14,700	922,866
Stewart Information Services Corp.	9,300	97,464
The Travelers Companies, Inc.	93,000	5,531,640
Validus Holdings, Ltd.	11,500	383,295
Wesco Financial Corp.	152	59,158

		14,018,573
Real Estate Investment Trusts - 2.82%
American Capital Agency Corp.	18,100	527,434

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ashford Hospitality Trust, Inc. (L)	71,600	$789,032
Capstead Mortage Corp.	6,200	79,236
CommonWealth	6,100	158,417
HCP, Inc. (L)	138,600	5,258,484
Hospitality Properties Trust (L)	38,100	882,015
Lexington Realty Trust (L)	16,700	156,145
Nationwide Health Properties, Inc.	1,800	76,554
Parkway Properties, Inc.	3,100	52,700
Piedmont Office Realty Trust, Inc., Class A	17,100	331,911
Post Properties, Inc.	4,100	160,925
Rayonier, Inc.	42,600	2,654,406

		11,127,259
Thrifts & Mortgage Finance - 0.51%
Capitol Federal Financial, Inc.	21,900	246,813
Federal Agricultural
Mortgage Corp., Class C (L)	9,100	173,901
People’s United Financial, Inc. (L)	126,600	1,592,628

		2,013,342

		63,942,814
Health Care - 11.79%
Biotechnology - 3.02%
Biogen Idec, Inc. (I)	73,200	5,372,148
Cephalon, Inc. (I)(L)	86,400	6,547,392

		11,919,540
Health Care Equipment & Supplies - 0.29%
Hologic, Inc. (I)	28,200	626,040
Stryker Corp.	8,300	504,640

		1,130,680
Health Care Providers & Services - 5.20%
Aetna, Inc.	8,300	310,669
AMERIGROUP Corp. (I)(L)	30,000	1,927,500
AmerisourceBergen Corp.	31,100	1,230,316
Cardinal Health, Inc.	101,900	4,191,147
CIGNA Corp.	26,400	1,168,992
Coventry Health Care, Inc. (I)	85,277	2,719,484
Health Net, Inc. (I)	22,900	748,830
Healthspring, Inc. (I)	6,600	246,642
Kindred Healthcare, Inc. (I)(L)	48,200	1,151,016
Magellan Health Services, Inc. (I)	4,700	230,676
Molina Healthcare, Inc. (I)	3,900	156,000
UnitedHealth Group, Inc.	139,600	6,309,920
Universal American Financial Corp. (L)	7,000	160,370

		20,551,562
Life Sciences Tools & Services - 0.38%
Agilent Technologies, Inc. (I)	6,700	300,026
Life Technologies Corp. (I)	23,300	1,221,386

		1,521,412
Pharmaceuticals - 2.90%
Eli Lilly & Company	108,900	3,830,013
Endo Pharmaceuticals Holdings, Inc. (I)(L)	23,600	900,576
Forest Laboratories, Inc. (I)	83,300	2,690,590
Medicis Pharmaceutical Corp., Class A (L)	10,300	330,012
Par Pharmaceutical Companies, Inc. (I)	37,200	1,156,176
The Medicines Company (I)	4,400	71,676
Viropharma, Inc. (I)(L)	124,500	2,477,550

		11,456,593

		46,579,787

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 10.10%
Aerospace & Defense - 4.64%
Ceradyne, Inc. (I)	16,400	$739,312
Ducommun, Inc.	5,600	133,840
General Dynamics Corp.	72,000	5,512,320
Honeywell International, Inc.	51,700	3,087,007
Huntington Ingalls Industries, Inc. (I)	11,865	492,404
Lockheed Martin Corp. (L)	27,800	2,235,120
Northrop Grumman Corp.	71,191	4,464,388
Raytheon Company	33,000	1,678,710

		18,343,101
Airlines - 0.25%
Alaska Air Group, Inc. (I)	3,900	247,338
Skywest, Inc.	43,400	734,328

		981,666
Building Products - 0.02%
Gibraltar Industries, Inc. (I)	6,200	73,966
Commercial Services & Supplies - 0.08%
Consolidated Graphics, Inc. (I)	2,300	125,649
M&F Worldwide Corp. (I)(L)	7,400	185,888

		311,537
Construction & Engineering - 0.47%
Dycom Industries, Inc. (I)	5,700	98,838
EMCOR Group, Inc. (I)	8,000	247,760
Great Lakes Dredge & Dock Corp.	19,300	147,259
Layne Christensen Company (I)	10,600	365,700
MasTec, Inc. (I)	4,700	97,760
Northwest Pipe Company (I)(L)	6,500	149,045
Tutor Perini Corp.	8,900	216,804
URS Corp. (I)	11,300	520,365

		1,843,531
Electrical Equipment - 0.01%
EnerSys (I)	1,200	47,700
Industrial Conglomerates - 1.65%
3M Company	7,000	654,500
Carlisle Companies, Inc.	12,500	556,875
General Electric Company	143,900	2,885,195
Seaboard Corp.	36	86,868
Tyco International, Ltd.	52,500	2,350,425

		6,533,863
Machinery - 1.61%
Alamo Group, Inc.	3,500	96,075
Colfax Corp. (I)	2,000	45,900
Deere & Company	1,800	174,402
Dover Corp.	48,000	3,155,520
Eaton Corp.	34,400	1,907,136
NACCO Industries, Inc., Class A	1,000	110,670
Oshkosh Corp. (I)	9,900	350,262
Parker Hannifin Corp.	1,300	123,084
Titan International, Inc.	10,800	287,388
Watts Water Technologies, Inc., Class A	2,900	110,751

		6,361,188
Road & Rail - 0.71%
AMERCO, Inc. (I)	700	67,900
Avis Budget Group, Inc. (I)	18,300	327,753
Union Pacific Corp.	24,500	2,409,085

		2,804,738
Trading Companies & Distributors - 0.66%
Aircastle, Ltd. (L)	59,000	712,130
TAL International Group, Inc.	2,300	83,421

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc. (L)	13,000	$1,789,840

		2,585,391

		39,886,681
Information Technology - 20.04%
Communications Equipment - 0.66%
Brocade Communications Systems, Inc. (I)	174,300	1,071,945
Comtech Telecommunications Corp. (L)	27,400	744,732
EchoStar Corp., Class A (I)	20,800	787,280

		2,603,957
Computers & Peripherals - 3.32%
Apple, Inc. (I)	13,026	4,538,910
Dell, Inc. (I)	319,900	4,641,749
EMC Corp. (I)	28,800	764,640
Imation Corp. (I)	10,000	111,400
Lexmark International, Inc., Class A (I)	40,500	1,500,120
QLogic Corp. (I)(L)	83,300	1,545,215

		13,102,034
Electronic Equipment, Instruments & Components - 3.45%
Anixter International, Inc. (L)	7,300	510,197
Arrow Electronics, Inc. (I)	22,844	956,707
AVX Corp.	18,500	275,835
Brightpoint, Inc. (I)	17,100	185,364
Corning, Inc.	253,300	5,225,579
Ingram Micro, Inc., Class A (I)	46,269	973,037
Molex, Inc.	15,100	379,312
Multi-Fineline Electronix, Inc. (I)	12,500	352,750
Tech Data Corp. (I)	70,106	3,565,591
Vishay Intertechnology, Inc. (I)(L)	67,600	1,199,224

		13,623,596
Internet Software & Services - 2.05%
AOL, Inc. (I)(L)	81,200	1,585,836
Earthlink, Inc.	71,100	556,713
Google, Inc., Class A (I)	1,500	879,315
IAC/InterActiveCorp (I)	150,100	4,636,589
SAVVIS, Inc. (I)	11,600	430,244

		8,088,697
IT Services - 5.67%
Automatic Data Processing, Inc.	31,900	1,636,789
CACI International, Inc., Class A (I)(L)	6,600	404,712
Computer Sciences Corp.	56,439	2,750,272
Fiserv, Inc. (I)	25,800	1,618,176
International Business Machines Corp.	62,055	10,119,309
Jack Henry & Associates, Inc. (L)	6,000	203,340
Visa, Inc., Class A	77,200	5,683,464

		22,416,062
Semiconductors & Semiconductor Equipment - 3.24%
Analog Devices, Inc.	33,000	1,299,540
Applied Materials, Inc.	340,500	5,318,610
Intel Corp.	79,900	1,611,583
KLA-Tencor Corp.	38,500	1,823,745
Micron Technology, Inc. (I)	88,200	1,010,772
Photronics, Inc. (I)	64,300	576,771
SunPower Corp., Class A (I)	67,400	1,155,236

		12,796,257
Software - 1.65%
CA, Inc.	47,100	1,138,878
Microsoft Corp.	125,107	3,172,714
Symantec Corp. (I)	116,400	2,158,056

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. (I)	2,200	$50,534

		6,520,182

		79,150,785
Materials - 3.37%
Chemicals - 1.98%
E.I. du Pont de Nemours & Company	79,000	4,342,630
Ferro Corp. (I)	20,100	333,459
Georgia Gulf Corp. (I)	9,400	347,800
Lubrizol Corp.	1,800	241,128
Minerals Technologies, Inc.	2,700	185,004
OM Group, Inc. (I)(L)	31,000	1,132,740
Rockwood Holdings, Inc. (I)	12,700	625,094
Stepan Company	1,600	116,000
TPC Group, Inc. (I)	1,400	40,418
W.R. Grace & Company (I)	6,100	233,569
Westlake Chemical Corp. (L)	4,000	224,800

		7,822,642
Containers & Packaging - 0.40%
Boise, Inc. (L)	103,100	944,396
Rock-Tenn Company, Class A (L)	9,100	631,085

		1,575,481
Metals & Mining - 0.69%
Alcoa, Inc.	30,700	541,855
Freeport-McMoRan Copper & Gold, Inc.	39,600	2,199,780

		2,741,635
Paper & Forest Products - 0.30%
Clearwater Paper Corp. (I)	7,100	577,940
Domtar Corp.	4,100	376,298
KapStone Paper and Packaging Corp. (I)	12,400	212,908

		1,167,146

		13,306,904
Telecommunication Services - 2.35%
Diversified Telecommunication Services - 2.01%
Verizon Communications, Inc.	205,600	7,923,824
Wireless Telecommunication Services - 0.34%
Telephone & Data Systems, Inc.	33,800	1,139,060
USA Mobility, Inc.	14,700	213,003

		1,352,063

		9,275,887
Utilities - 3.39%
Electric Utilities - 1.42%
Duke Energy Corp.	186,500	3,384,975
PNM Resources, Inc. (L)	12,900	192,468
PPL Corp.	80,300	2,031,590

		5,609,033
Independent Power Producers & Energy Traders - 0.98%
GenOn Energy, Inc. (I)	97,500	371,475
NRG Energy, Inc. (I)	162,400	3,498,096

		3,869,571
Multi-Utilities - 0.99%
Ameren Corp.	139,900	3,926,992

		13,405,596

TOTAL COMMON STOCKS (Cost $357,619,182)		$392,746,964

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 10.11%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	3,988,393	$39,911,455

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,912,324)		$39,911,455

SHORT-TERM INVESTMENTS - 0.41%
Money Market Funds* - 0.41%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$1,632,005	$1,632,005

TOTAL SHORT-TERM INVESTMENTS (Cost $1,632,005)		$1,632,005

Total Investments (All Cap Core Trust)
(Cost $399,163,511) - 109.96%		$434,290,424
Other assets and liabilities, net - (9.96%)		(39,344,045)

TOTAL NET ASSETS - 100.00%		$394,946,379

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.86%
Consumer Discretionary - 9.51%
Automobiles - 1.19%
Ford Motor Company (I)	328,528	$4,898,352
Hotels, Restaurants & Leisure - 0.29%
Carnival Corp.	23,200	889,952
Marriott International, Inc., Class A	8,176	290,902

		1,180,854
Household Durables - 1.02%
Fortune Brands, Inc.	68,032	4,210,500
Media - 6.55%
Omnicom Group, Inc.	218,131	10,701,507
The Interpublic Group of Companies, Inc.	659,500	8,289,915
The Walt Disney Company	64,751	2,790,121
Time Warner, Inc.	144,200	5,147,940

		26,929,483
Specialty Retail - 0.46%
Penske Automotive Group, Inc. (I)	95,178	1,905,464

		39,124,653
Consumer Staples - 5.35%
Beverages - 0.97%
Diageo PLC, SADR	44,000	3,353,680
The Coca-Cola Company	9,543	633,178

		3,986,858
Food & Staples Retailing - 0.52%
CVS Caremark Corp.	62,800	2,155,296
Food Products - 3.86%
Archer-Daniels-Midland Company	225,934	8,135,883
Bunge, Ltd.	106,955	7,736,055

		15,871,938

		22,014,092
Energy - 19.43%
Energy Equipment & Services - 3.40%
Gulfmark Offshore, Inc., Class A (I)	24,330	1,082,928
Halliburton Company	118,359	5,899,013
Superior Energy Services, Inc. (I)	50,110	2,054,510

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	24,000	$1,436,400
Weatherford International, Ltd. (I)	154,500	3,491,700

		13,964,551
Oil, Gas & Consumable Fuels - 16.03%
Anadarko Petroleum Corp.	100,200	8,208,384
Apache Corp.	20,990	2,748,011
Chevron Corp.	53,165	5,711,516
CONSOL Energy, Inc.	25,000	1,340,750
Devon Energy Corp.	50,300	4,616,031
El Paso Corp.	295,710	5,322,780
EQT Corp. (L)	74,239	3,704,526
Exxon Mobil Corp.	257,201	21,638,320
Forest Oil Corp. (I)	16,000	605,280
Imperial Oil, Ltd.	47,000	2,400,290
QEP Resources, Inc.	59,817	2,424,981
Range Resources Corp.	58,500	3,419,910
Southwestern Energy Company (I)	87,900	3,777,063

		65,917,842

		79,882,393
Financials - 20.76%
Capital Markets - 8.63%
Affiliated Managers Group, Inc. (I)	39,000	4,265,430
Invesco, Ltd.	132,726	3,392,477
Lazard, Ltd., Class A	165,900	6,898,122
LPL Investment Holdings, Inc. (I)(L)	86,900	3,111,889
State Street Corp.	201,444	9,052,893
The Charles Schwab Corp.	103,700	1,869,711
The Goldman Sachs Group, Inc.	43,600	6,909,292

		35,499,814
Commercial Banks - 7.18%
City National Corp.	65,536	3,738,829
Commerce Bancshares, Inc.	47,036	1,902,136
Cullen/Frost Bankers, Inc. (L)	65,651	3,874,722
KeyCorp	211,577	1,878,804
PNC Financial Services Group, Inc.	102,100	6,431,279
Signature Bank (I)	36,500	2,058,600
TCF Financial Corp. (L)	220,964	3,504,489
Wells Fargo & Company	193,036	6,119,241

		29,508,100
Diversified Financial Services - 1.43%
Citigroup, Inc. (I)	445,500	1,969,110
JPMorgan Chase & Company	85,224	3,928,826

		5,897,936
Insurance - 3.52%
Aflac, Inc.	73,300	3,868,774
Berkshire Hathaway, Inc., Class B (I)	87,015	7,277,064
Marsh & McLennan Companies, Inc.	111,500	3,323,815

		14,469,653

		85,375,503
Health Care - 17.40%
Biotechnology - 3.41%
Amgen, Inc. (I)	143,949	7,694,074
Celgene Corp. (I)	82,700	4,757,731
Human Genome Sciences, Inc. (I)(L)	57,555	1,579,885

		14,031,690
Health Care Equipment & Supplies - 2.41%
Kinetic Concepts, Inc. (I)	93,000	5,061,060
St. Jude Medical, Inc.	4,300	220,418
The Cooper Companies, Inc.	19,197	1,333,232

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. (I)	54,500	$3,298,885

		9,913,595
Health Care Providers & Services - 6.46%
Express Scripts, Inc. (I)	92,300	5,132,803
HCA Holdings, Inc. (I)	73,348	2,484,297
Humana, Inc. (I)	88,688	6,202,839
McKesson Corp.	56,322	4,452,254
UnitedHealth Group, Inc.	182,800	8,262,560

		26,534,753
Life Sciences Tools & Services - 0.72%
Thermo Fisher Scientific, Inc. (I)	53,466	2,970,036
Pharmaceuticals - 4.40%
Teva Pharmaceutical Industries, Ltd., SADR	149,730	7,511,954
Warner Chilcott PLC, Class A	249,400	5,806,032
Watson Pharmaceuticals, Inc. (I)	85,048	4,763,538

		18,081,524

		71,531,598
Industrials - 11.23%
Aerospace & Defense - 2.57%
Rockwell Collins, Inc.	72,200	4,680,726
United Technologies Corp.	69,800	5,908,570

		10,589,296
Airlines - 0.78%
Southwest Airlines Company	252,500	3,189,075
Industrial Conglomerates - 0.31%
3M Company	13,600	1,271,600
Machinery - 7.18%
Dover Corp.	62,000	4,075,880
Eaton Corp.	73,978	4,101,340
EnPro Industries, Inc. (I)(L)	7,434	270,003
Kennametal, Inc.	67,082	2,616,198
Pall Corp.	71,980	4,146,768
Parker Hannifin Corp.	37,905	3,588,845
Robbins & Myers, Inc.	27,629	1,270,658
Trinity Industries, Inc. (L)	153,960	5,645,713
WABCO Holdings, Inc. (I)	61,500	3,790,860

		29,506,265
Road & Rail - 0.39%
Kansas City Southern (I)	29,655	1,614,715

		46,170,951
Information Technology - 10.10%
Computers & Peripherals - 0.27%
EMC Corp. (I)	41,714	1,107,507
Electronic Equipment, Instruments & Components - 1.25%
Corning, Inc.	250,400	5,165,752
IT Services - 4.36%
Accenture PLC, Class A	79,027	4,344,114
Fiserv, Inc. (I)	23,700	1,486,464
MasterCard, Inc., Class A	18,409	4,633,913
The Western Union Company	176,827	3,672,697
VeriFone Systems, Inc. (I)(L)	68,894	3,785,725

		17,922,913
Semiconductors & Semiconductor Equipment - 1.97%
Intel Corp.	238,700	4,814,579
Texas Instruments, Inc.	94,700	3,272,832

		8,087,411

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 2.25%
Adobe Systems, Inc. (I)	155,706	$5,163,211
Intuit, Inc. (I)	47,100	2,501,010
Microsoft Corp.	63,300	1,605,288

		9,269,509

		41,553,092
Materials - 4.97%
Chemicals - 2.02%
Air Products & Chemicals, Inc.	54,526	4,917,155
LyondellBasell Industries, Class A (I)	86,000	3,401,300

		8,318,455
Metals & Mining - 2.95%
Agnico Eagle Mines, Ltd.	29,137	1,933,240
Barrick Gold Corp.	108,423	5,628,240
Reliance Steel & Aluminum Company	78,877	4,557,513

		12,118,993

		20,437,448
Utilities - 1.11%
Electric Utilities - 1.11%
Nextera Energy, Inc.	82,720	4,559,526

TOTAL COMMON STOCKS (Cost $339,586,563)		$410,649,256

SECURITIES LENDING COLLATERAL - 3.60%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,477,621	14,786,406

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,786,810)		$14,786,406

Total Investments (All Cap Value Trust)
(Cost $354,373,373) - 103.46%		$425,435,662
Other assets and liabilities, net - (3.46%)		(14,224,404)

TOTAL NET ASSETS - 100.00%		$411,211,258

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.67%
Consumer Discretionary - 15.76%
Auto Components - 1.36%
Dana Holding Corp. (I)	56,050	$974,710
Johnson Controls, Inc.	34,680	1,441,648
Modine Manufacturing Company (I)	363,509	5,867,035
SAF-Holland SA (I)	65,207	713,054
Stoneridge, Inc. (I)	94,230	1,377,643
Tenneco, Inc. (I)(L)	62,090	2,635,721
Automobiles - 0.52%
Astra International Tbk PT	62,500	408,430
Dongfeng Motor Group Company, Ltd.	384,000	657,716
Fiat SpA	148,753	1,347,941
Ford Motor Company (I)	119,800	1,786,218
Hyundai Motor Company, Ltd. (I)	4,462	828,196
Distributors - 0.03%
Jardine Cycle and Carriage, Ltd.	10,000	289,638
Diversified Consumer Services - 1.03%
Coinstar, Inc. (I)(L)	40,070	1,840,014
DeVry, Inc.	45,360	2,497,975

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Estacio Participacoes SA	111,000	$1,801,672
ITT Educational Services, Inc. (I)(L)	8,700	627,705
Strayer Education, Inc. (L)	7,250	946,053
Weight Watchers International, Inc.	31,200	2,187,120
Hotels, Restaurants & Leisure - 0.49%
Chipotle Mexican Grill, Inc. (I)	1,900	517,503
Genting Singapore PLC (I)	377,000	611,870
McDonald’s Corp.	22,370	1,702,133
Starbucks Corp.	24,000	886,800
Wynn Macau, Ltd.	131,600	366,952
Wynn Resorts, Ltd.	4,700	598,075
Household Durables - 1.90%
Lennar Corp., Class A (L)	100,030	1,812,544
PDG Realty SA Empreendimentos
e Participacoes	96,620	542,088
Pulte Group, Inc. (I)(L)	343,300	2,540,420
SodasStream International, Ltd. (I)(L)	18,380	805,228
Stanley Black & Decker, Inc.	55,302	4,236,133
Tempur-Pedic International, Inc. (I)(L)	163,560	8,285,950
Internet & Catalog Retail - 0.70%
Amazon.com, Inc. (I)	14,700	2,647,911
Dena Company, Ltd.	14,900	538,284
Netflix, Inc. (I)	8,400	1,993,572
priceline.com, Inc. (I)	3,090	1,564,900
Leisure Equipment & Products - 1.78%
Brunswick Corp. (L)	439,286	11,171,043
Mattel, Inc.	238,621	5,948,822
Media - 2.07%
CBS Corp., Class B	45,600	1,141,824
Comcast Corp., Class A	271,924	6,721,961
Comcast Corp., Special Class A	168,120	3,903,746
DIRECTV, Class A (I)	16,510	772,668
Sirius XM Radio, Inc. (I)(L)	241,200	400,392
The Interpublic Group of Companies, Inc.	42,400	532,968
The Walt Disney Company	148,700	6,407,483
Multiline Retail - 0.87%
Maoye International Holdings, Ltd.	980,090	422,658
Nordstrom, Inc.	17,350	778,668
Target Corp.	143,609	7,181,886
Specialty Retail - 3.67%
Advance Auto Parts, Inc. (L)	15,300	1,003,986
Belle International Holdings, Ltd.	102,000	188,041
Home Depot, Inc.	109,886	4,072,375
Lowe’s Companies, Inc.	550,523	14,550,323
Ross Stores, Inc.	53,600	3,812,032
Staples, Inc.	403,951	7,844,728
Talbots, Inc. (I)(L)	365,730	2,209,009
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	31,320	1,507,432
Textiles, Apparel & Luxury Goods - 1.34%
Fossil, Inc. (I)	19,370	1,814,001
Hanesbrands, Inc. (I)	292,626	7,912,607
Lululemon Athletica, Inc. (I)(L)	35,510	3,162,166
Consumer Staples - 7.34%
Beverages - 1.18%
Anheuser-Busch InBev NV	20,125	1,147,967
PepsiCo, Inc.	158,251	10,192,947
Food & Staples Retailing - 1.56%
CVS Caremark Corp.	155,886	5,350,008
Sysco Corp.	333,091	9,226,621
X5 Retail Group NV, GDR (I)	9,129	384,787

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.55%
Asian Bamboo AG (L)	23,056	$1,134,014
China Agri-Industries Holdings, Ltd.	1,517,112	1,705,550
China Green Holdings, Ltd. (L)	2,340,350	1,800,407
China Minzhong Food Corp. Ltd. (I)	806,960	1,044,018
General Mills, Inc.	59,236	2,165,076
Golden Agri-Resources, Ltd.	972,000	530,824
Green Mountain Coffee Roasters, Inc. (I)(L)	306,361	19,793,984
Kraft Foods, Inc., Class A	118,400	3,713,024
PureCircle, Ltd. (I)(L)	937,269	1,663,934
Tyson Foods, Inc., Class A	25,400	487,426
Household Products - 0.71%
Colgate-Palmolive Company	84,666	6,837,626
Tobacco - 0.34%
Philip Morris International, Inc.	50,180	3,293,313
Energy - 11.51%
Energy Equipment & Services - 0.90%
Cameron International Corp. (I)	5,900	336,890
Ensco International PLC, ADR (L)	60,220	3,483,125
Hornbeck Offshore Services, Inc. (I)	18,320	565,172
Noble Corp.	11,500	524,630
Sevan Marine ASA (I)	1,704,113	1,865,164
Tidewater, Inc.	31,160	1,864,926
Oil, Gas & Consumable Fuels - 10.61%
Alpha Natural Resources, Inc. (I)(L)	96,027	5,701,123
Anadarko Petroleum Corp.	171,513	14,050,345
BG Group PLC	183,729	4,564,230
BP PLC, SADR	12,900	569,406
Bumi Resources Tbk PT	7,772,998	2,984,396
Cabot Oil & Gas Corp.	40,100	2,124,097
Canadian Natural Resources, Ltd.	21,015	1,038,771
Cheniere Energy, Inc. (I)(L)	83,240	774,964
Chesapeake Energy Corp.	182,730	6,125,110
Chevron Corp.	35,890	3,855,663
Cobalt International Energy, Inc. (I)(L)	119,685	2,011,905
ConocoPhillips	26,930	2,150,630
CONSOL Energy, Inc.	41,950	2,249,779
Denbury Resources, Inc. (I)	23,300	568,520
EOG Resources, Inc.	26,290	3,115,628
Exxon Mobil Corp.	54,830	4,612,848
Gazprom OAO, SADR	189,945	6,142,821
Imperial Oil, Ltd. (L)	50,730	2,592,227
Inpex Corp.	140	1,053,171
James River Coal Company (I)	67,110	1,622,049
Karoon Gas Australia, Ltd. (I)	343,617	2,542,475
Occidental Petroleum Corp.	28,321	2,959,261
OGX Petroleo e Gas Participacoes SA (I)	39,600	476,612
Paladin Resources, Ltd. (I)	259,520	969,798
Peabody Energy Corp.	38,100	2,741,676
Petroleo Brasileiro SA, ADR	149,013	6,024,596
Rosetta Resources, Inc. (I)(L)	37,500	1,782,750
Royal Dutch Shell PLC, ADR, Class B (L)	41,710	3,054,840
StatoilHydro ASA, SADR (L)	100,560	2,779,478
Ultra Petroleum Corp. (I)(L)	131,522	6,477,459
Uranium One, Inc. (L)	135,590	531,451
Valero Energy Corp.	36,100	1,076,502
Venoco, Inc. (I)	81,330	1,389,930
Whiting Petroleum Corp. (I)	15,600	1,145,820
Financials - 12.04%
Capital Markets - 2.76%
Ameriprise Financial, Inc.	58,260	3,558,521
BlackRock, Inc.	25,060	5,037,311
Credit Suisse Group AG	17,256	733,297

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Credit Suisse Group AG, SADR (I)(L)	37,020	$1,576,312
Invesco, Ltd.	110,150	2,815,434
TD Ameritrade Holding Corp.	104,270	2,176,115
The Goldman Sachs Group, Inc.	7,900	1,251,913
UBS AG (I)	395,905	7,146,085
UBS AG (Swiss Exchange) (I)	121,110	2,173,900
Commercial Banks - 3.46%
Banco Bradesco SA, ADR (L)	27,400	568,550
Barclays PLC	600,321	2,693,071
Mitsubishi UFJ Financial Group	254,400	1,174,436
PNC Financial Services Group, Inc.	48,674	3,065,975
U.S. Bancorp	91,670	2,422,838
UCO Bank	263,380	631,778
Wells Fargo & Company	714,592	22,652,566
Consumer Finance - 0.18%
Acom Company, Ltd. (I)(L)	131,470	1,765,472
Diversified Financial Services - 2.35%
Bank of America Corp.	188,451	2,512,052
Great American Group, Inc. (I)	392,600	117,780
ING Groep NV (I)	159,784	2,028,015
JPMorgan Chase & Company	252,973	11,662,055
Justice Holdings, Ltd. (I)	248,263	3,932,850
PHH Corp. (I)(L)	107,650	2,343,541
Insurance - 2.65%
ACE, Ltd.	102,465	6,629,486
Ageas	857,952	2,443,603
Assured Guaranty, Ltd.	42,800	637,720
Brasil Insurance Participacoes
e Administracao SA (I)	100	110,250
Fidelity National Financial, Inc., Class A	138,530	1,957,429
Genworth Financial, Inc., Class A (I)(L)	62,990	847,845
Hartford Financial Services Group, Inc.	23,100	622,083
Marsh & McLennan Companies, Inc.	164,030	4,889,734
MetLife, Inc.	18,800	840,924
Principal Financial Group, Inc. (L)	75,360	2,419,810
Unum Group	153,488	4,029,060
Real Estate Investment Trusts - 0.23%
Weyerhaeuser Company (L)	90,560	2,227,776
Real Estate Management & Development - 0.08%
City Developments, Ltd.	39,000	357,073
Wheelock and Company, Ltd.	102,000	383,237
Thrifts & Mortgage Finance - 0.33%
MGIC Investment Corp. (I)(L)	117,334	1,043,099
Radian Group, Inc. (L)	305,420	2,079,910
Health Care - 10.95%
Biotechnology - 0.79%
Celgene Corp. (I)	57,180	3,289,565
Gilead Sciences, Inc. (I)	23,100	980,364
Momenta Pharmaceuticals, Inc. (I)(L)	40,410	640,499
Novavax, Inc. (I)(L)	1,038,380	2,689,404
Health Care Equipment & Supplies - 3.15%
Covidien PLC	17,200	893,368
Edwards Lifesciences Corp. (I)	91,720	7,979,640
Gen-Probe, Inc. (I)	98,000	6,502,300
Hologic, Inc. (I)	300,500	6,671,100
Medtronic, Inc.	176,753	6,955,231
Zoll Medical Corp. (I)(L)	28,700	1,286,047
Health Care Providers & Services - 2.66%
CIGNA Corp.	136,210	6,031,379
Express Scripts, Inc. (I)	118,100	6,567,541
UnitedHealth Group, Inc.	285,193	12,890,724

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.49%
SXC Health Solutions Corp. (I)	86,080	$4,717,184
Life Sciences Tools & Services - 1.20%
Agilent Technologies, Inc. (I)	108,100	4,840,718
Pharmaceutical Product Development, Inc.	208,260	5,770,885
Thermo Fisher Scientific, Inc. (I)	15,800	877,690
Pharmaceuticals - 2.66%
Elan Corp. PLC (I)	317,193	2,182,288
Johnson & Johnson	51,410	3,046,043
Merck & Company, Inc.	136,210	4,496,292
Pfizer, Inc.	639,986	12,998,116
Teva Pharmaceutical Industries, Ltd., SADR	9,100	456,547
UCB SA	61,734	2,345,975
Industrials - 11.37%
Aerospace & Defense - 3.25%
BE Aerospace, Inc. (I)	67,310	2,391,524
DigitalGlobe, Inc. (I)	110,800	3,105,724
Esterline Technologies Corp. (I)	14,200	1,004,224
General Dynamics Corp.	98,453	7,537,562
Goodrich Corp.	14,150	1,210,250
Honeywell International, Inc.	23,240	1,387,660
Huntington Ingalls Industries, Inc. (I)	16,604	689,073
Northrop Grumman Corp.	99,625	6,247,484
Precision Castparts Corp.	9,100	1,339,338
Raytheon Company	11,950	607,897
Safran SA	73,576	2,604,615
The Boeing Company	5,700	421,401
TransDigm Group, Inc. (I)	20,320	1,703,426
Triumph Group, Inc. (L)	10,700	946,415
Air Freight & Logistics - 0.13%
United Parcel Service, Inc., Class B	16,800	1,248,576
Airlines - 1.02%
AirAsia BHD (I)	3,252,651	2,878,886
Cathay Pacific Airways, Ltd.	479,900	1,146,763
Copa Holdings SA, Class A	23,570	1,244,496
Delta Air Lines, Inc. (I)	260,921	2,557,026
United Continental Holdings, Inc. (I)(L)	86,150	1,980,589
Building Products - 0.13%
Assa Abloy AB, Series B	21,256	611,094
JS Group Corp.	23,840	619,072
Commercial Services & Supplies - 0.60%
Corrections Corp. of America (I)	54,090	1,319,796
Sykes Enterprises, Inc. (I)	78,660	1,555,108
The Geo Group, Inc. (I)	55,315	1,418,277
Waste Management, Inc.	39,315	1,468,022
Construction & Engineering - 0.75%
Aecom Technology Corp. (I)	209,090	5,798,066
Fluor Corp.	10,570	778,586
Skanska AB, Series B (L)	30,188	635,523
Industrial Conglomerates - 0.90%
3M Company	45,592	4,262,852
General Electric Company	59,400	1,190,970
Tyco International, Ltd.	70,430	3,153,151
Machinery - 2.96%
Chart Industries, Inc. (I)	40,980	2,255,539
Fiat Industrial SpA (I)	156,686	2,247,076
Flowserve Corp.	7,150	920,920
Hexagon AB	15,626	372,825
Hyundai Heavy Industries Company, Ltd.	799	376,737
Illinois Tool Works, Inc.	69,200	3,717,424
Joy Global, Inc. (L)	7,300	721,313
Meritor, Inc. (I)(L)	354,086	6,008,839

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Navistar International Corp. (I)	79,893	$5,538,982
Pall Corp.	12,700	731,647
SKF AB, B Shares	11,030	321,236
Tata Motors, Ltd., SADR (L)	22,890	636,113
United Tractors Tbk PT	94,500	235,614
Volvo AB, Series B (L)	87,538	1,538,117
Wabash National Corp. (I)(L)	106,210	1,229,912
WABCO Holdings, Inc. (I)	22,550	1,389,982
Weichai Power Compnay, Ltd.	29,000	176,209
Road & Rail - 1.09%
Avis Budget Group, Inc. (I)(L)	113,580	2,034,218
Con-way, Inc. (L)	44,380	1,743,690
Hertz Global Holdings, Inc. (I)	56,600	884,658
J.B. Hunt Transport Services, Inc.	59,410	2,698,402
Swift Transporation Company (I)	126,200	1,855,140
Union Pacific Corp.	12,300	1,209,459
Trading Companies & Distributors - 0.54%
United Rentals, Inc. (I)(L)	134,998	4,492,733
WESCO International, Inc. (I)(L)	11,700	731,250
Information Technology - 17.97%
Communications Equipment - 3.96%
Acme Packet, Inc. (I)(L)	48,560	3,445,818
ADTRAN, Inc.	118,670	5,038,728
Alcatel-Lucent, SADR (I)(L)	440,400	2,558,724
Aruba Networks, Inc. (I)	51,600	1,746,144
Cisco Systems, Inc.	198,860	3,410,449
F5 Networks, Inc. (I)	8,490	870,819
Finisar Corp. (I)	49,500	1,217,700
HUGHES Telematics, Inc. (I)(L)	21,300	85,200
JDS Uniphase Corp. (I)	78,990	1,646,152
Juniper Networks, Inc. (I)	32,560	1,370,125
Nokia OYJ, SADR (I)	162,300	1,381,173
Polycom, Inc. (I)	173,075	8,973,939
QUALCOMM, Inc.	77,280	4,237,262
Research In Motion, Ltd. (I)	24,520	1,387,096
ZTE Corp., Class H	124,400	581,150
Computers & Peripherals - 2.61%
Apple, Inc. (I)	41,240	14,370,078
EMC Corp. (I)	351,070	9,320,909
HTC Corp.	35,650	1,395,035
Electronic Equipment, Instruments & Components - 0.41%
Hon Hai Precision Industry Company, Ltd.	195,020	683,444
Jabil Circuit, Inc.	157,180	3,211,187
Internet Software & Services - 1.89%
Baidu, Inc., SADR (I)	5,700	785,517
E-Access, Ltd. (L)	992	545,016
eBay, Inc. (I)	337,490	10,475,690
Google, Inc., Class A (I)	2,050	1,201,731
KIT Digital, Inc. (I)(L)	216,420	2,605,697
Netease.com, Inc., ADR (I)(L)	15,800	782,258
Quepasa Corpquepasa Corp. (I)(L)	47,880	284,407
Support.com, Inc. (I)	170,690	885,881
Tencent Holdings, Ltd.	25,000	607,435
IT Services - 2.23%
Automatic Data Processing, Inc.	104,665	5,370,361
Gartner, Inc. (I)(L)	57,800	2,408,526
Teradata Corp. (I)	39,070	1,980,849
The Western Union Company	561,531	11,662,999
Semiconductors & Semiconductor Equipment - 4.93%
Altera Corp.	66,230	2,915,445
Analog Devices, Inc.	74,860	2,947,987
ARM Holdings PLC	266,469	2,483,661

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV -New York
Registered Shares (I)(L)	12,100	$538,450
Atmel Corp. (I)	94,230	1,284,355
Avago Technologies, Ltd.	39,200	1,219,120
Broadcom Corp., Class A (I)	183,980	7,245,132
Cavium Networks, Inc. (I)(L)	90,160	4,050,889
Cirrus Logic, Inc. (I)(L)	73,320	1,541,920
Cree, Inc. (I)(L)	62,960	2,906,234
GT Solar International, Inc. (I)(L)	240,350	2,562,131
Intel Corp.	59,990	1,209,998
Lam Research Corp. (I)	11,600	657,256
Maxim Integrated Products, Inc.	91,570	2,344,192
Micron Technology, Inc. (I)	81,922	938,826
Microsemi Corp. (I)	2,200	45,562
MIPS Technologies, Inc. (I)(L)	30,350	318,372
NXP Semiconductor NV (I)	54,500	1,635,000
Samsung Electronics Company, Ltd.	1,619	1,373,527
Skyworks Solutions, Inc. (I)(L)	203,930	6,611,411
Ultratech, Inc. (I)	32,090	943,446
Xilinx, Inc. (L)	48,010	1,574,728
Software - 1.94%
Ariba, Inc. (I)(L)	59,440	2,029,282
BMC Software, Inc. (I)	12,400	616,776
BroadSoft, Inc. (I)	19,987	953,180
Citrix Systems, Inc. (I)	10,300	756,638
Glu Mobile Inc. (I)(L)	119,520	517,522
Microsoft Corp.	61,487	1,559,310
Rovi Corp. (I)	35,770	1,919,061
Salesforce.com, Inc. (I)	5,600	748,048
SuccessFactors, Inc. (I)(L)	49,120	1,920,101
TIBCO Software, Inc. (I)	157,300	4,286,425
TiVo, Inc. (I)(L)	119,820	1,049,623
VMware, Inc., Class A (I)	27,610	2,251,319
Materials - 8.97%
Chemicals - 3.09%
Agrium, Inc.	11,700	1,079,442
CF Industries Holdings, Inc.	49,380	6,754,690
Huabao International Holdings, Ltd.	946,000	1,460,808
Incitec Pivot, Ltd.	580,417	2,594,576
Methanex Corp.	92,451	2,887,245
Monsanto Company	53,040	3,832,670
Potash Corp. of Saskatchewan, Inc.	11,000	648,230
PTT Chemical PCL	116,740	571,252
Sociedad Quimica y Minera de
Chile SA, ADR (L)	15,980	883,055
The Mosaic Company	114,010	8,978,288
Construction Materials - 0.10%
Anhui Conch Cement Company, Ltd.	158,000	993,940
Containers & Packaging - 0.88%
Owens-Illinois, Inc. (I)	278,420	8,405,500
Metals & Mining - 4.36%
Agnico Eagle Mines, Ltd.	20,700	1,373,445
Allegheny Technologies, Inc. (L)	18,200	1,232,504
Allied Nevada Gold Corp. (I)(L)	42,660	1,513,577
AngloGold Ashanti, Ltd. (L)	57,950	2,778,703
Barrick Gold Corp.	26,300	1,365,233
CGA Mining, Ltd. (I)	384,271	1,197,007
China Metal Recycling Holdings, Ltd.	791,980	949,818
Cliffs Natural Resources, Inc.	7,900	776,412
Compania de Minas
Buenaventura SA, ADR (L)	15,100	648,847
Detour Gold Corp. (I)	74,090	2,343,063
Freeport-McMoRan Copper & Gold, Inc.	13,890	771,590

35

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Goldcorp, Inc.	63,750	$3,174,750
IAMGOLD Corp.	122,080	2,688,202
Ivanhoe Mines, Ltd. (I)	40,000	1,097,060
Kumba Iron Ore, Ltd.	5,319	375,335
Lynas Corp., Ltd. (I)	425,083	986,784
Lynas Corp., Ltd. (Australian exhange) (I)	50,700	108,554
Medusa Mining, Ltd.	202,546	1,471,542
Molycorp, Inc. (I)(L)	24,240	1,454,885
Mongolian Mining Corp. (I)	446,760	570,050
Nucor Corp.	41,180	1,895,104
Perseus Mining, Ltd. (I)	296,238	946,968
Rare Element Resources, Ltd. (I)(L)	63,490	836,163
Rio Tinto PLC	19,539	1,378,633
Rio Tinto PLC, SADR (L)	15,500	1,102,360
Romarco Minerals, Inc. (I)	428,850	981,998
Silver Wheaton Corp.	51,830	2,247,349
Sumitomo Metal Industries, Ltd.	496,000	1,109,113
United States Steel Corp.	10,900	587,946
Vallar PLC (I)	84,183	1,693,772
Walter Energy, Inc.	6,000	812,580
Xstrata PLC	58,379	1,363,099
Paper & Forest Products - 0.54%
Louisiana-Pacific Corp. (I)(L)	173,520	1,821,960
Norbord, Inc. (I)	127,800	1,983,899
Sino-Forest Corp. (I)	54,130	1,412,572
Telecommunication Services - 0.43%
Diversified Telecommunication Services - 0.26%
AT&T, Inc.	82,830	2,534,586
Wireless Telecommunication Services - 0.17%
Softbank Corp.	14,500	573,316
Sprint Nextel Corp. (I)	216,049	1,002,467
Utilities - 0.33%
Gas Utilities - 0.33%
UGI Corp.	95,780	3,151,162

TOTAL COMMON STOCKS (Cost $812,267,810)		$927,995,252

INVESTMENT COMPANIES - 0.30%
Investment Companies - 0.30%
SPDR S&P Midcap 400 ETF Trust (L)	16,200	2,908,710

TOTAL INVESTMENT COMPANIES (Cost $2,097,436)		$2,908,710

SECURITIES LENDING COLLATERAL - 14.32%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	13,736,061	137,455,384

TOTAL SECURITIES LENDING
COLLATERAL (Cost $137,460,371)		$137,455,384

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.58%
Repurchase Agreement - 2.58%
Bank of New York Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150% to
be repurchased at $24,800,103 on
04/01/2011, collateralized by $23,792,612
Federal Home Loan Mortgage Corp.,
3.500% due 11/01/2025 (valued at
$23,861,754, including interest) and
$1,430,091 Federal Home Loan
Mortgage Corp., 3.500% due 01/01/2026
(valued at $1,434,246, including interest)	$24,800,000	$24,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,800,000)		$24,800,000

Total Investments (Alpha Opportunities Trust)
(Cost $976,625,617) - 113.87%		$1,093,159,346
Other assets and liabilities, net - (13.87%)		(133,133,156)

TOTAL NET ASSETS - 100.00%		$960,026,190

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	107,149,986	$1,831,193,267

		1,831,193,267

TOTAL INVESTMENT COMPANIES (Cost $1,526,553,441)		$1,831,193,267

Total Investments (American Asset Allocation Trust)
(Cost $1,526,553,441) - 100.00%		$1,831,193,267
Other assets and liabilities, net - 0.00%		(68,282)

TOTAL NET ASSETS - 100.00%		$1,831,124,985

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth
Fund - Class 1	29,831,059	$286,378,164

TOTAL INVESTMENT COMPANIES (Cost $246,740,411)		$286,378,164

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $246,740,411) - 100.01%		$286,378,164
Other assets and liabilities, net - (0.01%)		(18,879)

TOTAL NET ASSETS - 100.00%		$286,359,285

36

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	90,480,330	$970,853,939

		970,853,939

TOTAL INVESTMENT COMPANIES (Cost $975,868,463)		$970,853,939

Total Investments (American Bond Trust)
(Cost $975,868,463) - 100.00%		$970,853,939
Other assets and liabilities, net - 0.00%		(42,817)

TOTAL NET ASSETS - 100.00%		$970,811,122

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	44,246,756	$474,767,692
American Growth Fund - Class 1	4,817,393	281,769,314
American Growth-Income Fund - Class 1	7,828,120	281,186,061
American International Fund - Class 1	8,479,915	157,556,819

TOTAL INVESTMENT COMPANIES (Cost $995,481,179)		$1,195,279,886

Total Investments (American Fundamental Holdings Trust)
(Cost $995,481,179) - 100.00%		$1,195,279,886
Other assets and liabilities, net - 0.00%		(47,691)

TOTAL NET ASSETS - 100.00%		$1,195,232,195

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	22,599,058	$242,487,890
American Global Growth Fund - Class 1	16,059,849	363,755,588
American Global Small Capitalization
Fund - Class 1	6,110,011	133,748,142
American High-Income Bond Fund - Class 1	5,866,638	68,170,329
American New World Fund - Class 1	3,698,794	87,365,519

		895,527,468

TOTAL INVESTMENT COMPANIES (Cost $781,460,283)		$895,527,468

Total Investments (American Global Diversification Trust)
(Cost $781,460,283) - 100.00%		$895,527,468
Other assets and liabilities, net - 0.00%		(36,341)

TOTAL NET ASSETS - 100.00%		$895,491,127

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	8,949,773	$202,712,347

		202,712,347

TOTAL INVESTMENT COMPANIES (Cost $198,168,884)		$202,712,347

Total Investments (American Global Growth Trust)
(Cost $198,168,884) - 100.01%		$202,712,347
Other assets and liabilities, net - (0.01%)		(13,674)

TOTAL NET ASSETS - 100.00%		$202,698,673

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Small Capitalization
Fund - Class 1	4,956,139	$108,489,889

		108,489,889

TOTAL INVESTMENT COMPANIES (Cost $73,155,121)		$108,489,889

Total Investments (American Global Small Capitalization
Trust) (Cost $73,155,121) - 100.01%		$108,489,889
Other assets and liabilities, net - (0.01%)		(11,448)

TOTAL NET ASSETS - 100.00%		$108,478,441

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	23,231,472	$1,358,808,800

		1,358,808,800

TOTAL INVESTMENT COMPANIES (Cost $1,257,765,721)		$1,358,808,800

Total Investments (American Growth Trust)
(Cost $1,257,765,721) - 100.00%		$1,358,808,800
Other assets and liabilities, net - 0.00%		(53,734)

TOTAL NET ASSETS - 100.00%		$1,358,755,066

37

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 1	34,694,674	$1,246,232,683

		1,246,232,683

TOTAL INVESTMENT COMPANIES (Cost $1,159,675,953)		$1,246,232,683

Total Investments (American Growth-Income Trust)
(Cost $1,159,675,953) - 100.00%		$1,246,232,683
Other assets and liabilities, net - 0.00%		(52,985)

TOTAL NET ASSETS - 100.00%		$1,246,179,698

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American High-Income Bond Fund - Class 1	9,093,659	$105,668,312

		105,668,312

TOTAL INVESTMENT COMPANIES (Cost $94,096,739)		$105,668,312

Total Investments (American High-Income Bond Trust)
(Cost $94,096,739) - 100.01%		$105,668,312
Other assets and liabilities, net - (0.01%)		(10,597)

TOTAL NET ASSETS - 100.00%		$105,657,715

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American International Fund - Class 1	47,076,093	$874,673,807

		874,673,807

TOTAL INVESTMENT COMPANIES (Cost $886,148,710)		$874,673,807

Total Investments (American International Trust)
(Cost $886,148,710) - 100.00%		$874,673,807
Other assets and liabilities, net - 0.00%		(39,321)

TOTAL NET ASSETS - 100.00%		$874,634,486

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American New World Fund - Class 1	4,253,543	$100,468,694

		100,468,694

TOTAL INVESTMENT COMPANIES (Cost $81,690,502)		$100,468,694

Total Investments (American New World Trust)
(Cost $81,690,502) - 100.01%		$100,468,694
Other assets and liabilities, net - (0.01%)		(12,008)

TOTAL NET ASSETS - 100.00%		$100,456,686

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 66.82%
Consumer Discretionary - 11.17%
Auto Components - 0.39%
Aisin Seiki Company, Ltd.	1,500	$52,080
Autoliv, Inc.	648	47,772
BorgWarner, Inc. (I)	490	39,048
Dorman Products, Inc. (I)	200	8,418
Drew Industries, Inc.	500	11,165
Fuel Systems Solutions, Inc. (I)	100	3,018
GKN PLC	20,666	66,703
Johnson Controls, Inc.	4,400	182,908
Koito Manufacturing Company, Ltd.	2,000	32,051
Shiloh Industries, Inc.	600	7,008

		450,171
Automobiles - 0.65%
Bayerische Motoren Werke (BMW) AG	1,064	88,826
General Motors Company (I)	3,100	96,193
Harley-Davidson, Inc.	3,400	144,466
Honda Motor Company, Ltd.	3,200	119,786
Nissan Motor Company, Ltd.	7,200	63,881
Toyota Motor Corp.	5,800	232,000
Winnebago Industries, Inc. (I)	500	6,685

		751,837
Distributors - 0.13%
Genuine Parts Company	2,430	130,345
Pool Corp.	600	14,466
Weyco Group, Inc.	400	9,784

		154,595
Diversified Consumer Services - 0.22%
American Public Education, Inc. (I)	200	8,090
Benesse Holdings, Inc.	1,500	61,403
Career Education Corp. (I)	1,060	24,083
H&R Block, Inc. (L)	4,820	80,687
K12, Inc. (I)	300	10,110
Matthews International Corp., Class A	220	8,481
National American University Holdings, Inc.	500	3,545
Strayer Education, Inc.	90	11,744
Weight Watchers International, Inc.	700	49,070

		257,213
Hotels, Restaurants & Leisure - 2.15%
Accor SA	1,320	59,267
Betfair Group PLC (I)	274	4,292
Carnival Corp.	7,900	303,044
Chipotle Mexican Grill, Inc. (I)	480	130,738
Choice Hotels International, Inc.	650	25,253

38

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Compass Group PLC (I)	11,678	$105,108
International Game Technology	1,600	25,968
Las Vegas Sands Corp. (I)	4,300	181,546
Marriott International, Inc., Class A	13,878	493,779
McDonald’s Corp.	2,600	197,834
MGM Resorts International (I)(L)	3,300	43,395
Mitchells & Butlers PLC (I)	10,100	48,860
Orient-Express Hotels, Ltd., Class A (I)	1,700	21,029
P.F. Chang’s China Bistro, Inc.	220	10,162
Panera Bread Company, Class A (I)	410	52,070
Starbucks Corp.	12,050	445,248
Starwood Hotels & Resorts Worldwide, Inc.	3,830	222,600
Tim Hortons, Inc.	300	13,593
Vail Resorts, Inc. (I)	100	4,876
WMS Industries, Inc. (I)	300	10,605
Wynn Resorts, Ltd.	635	80,804

		2,480,071
Household Durables - 0.92%
Cavco Industries, Inc. (I)	100	4,516
D.R. Horton, Inc.	2,900	33,785
Ethan Allen Interiors, Inc.	100	2,190
Fortune Brands, Inc.	6,310	390,526
Harman International Industries, Inc.	500	23,410
Hooker Furniture Corp.	500	5,980
iRobot Corp. (I)	200	6,578
M/I Homes, Inc. (I)	400	5,996
Meritage Homes Corp. (I)	200	4,826
PDG Realty SA Empreendimentos
e Participacoes	9,200	51,617
Persimmon PLC	13,724	98,066
Pulte Group, Inc. (I)	1,100	8,140
Stanley Black & Decker, Inc.	1,700	130,220
Tempur-Pedic International, Inc. (I)	500	25,330
Whirlpool Corp.	3,180	271,445

		1,062,625
Internet & Catalog Retail - 1.54%
Amazon.com, Inc. (I)	6,100	1,098,793
Blue Nile, Inc. (I)(L)	230	12,418
Expedia, Inc.	4,400	99,704
HSN, Inc. (I)	240	7,687
Liberty Media Corp. - Interactive, Series A (I)	11,800	189,272
N. Brown Group PLC	5,267	21,436
priceline.com, Inc. (I)	700	354,508

		1,783,818
Leisure Equipment & Products - 0.33%
Brunswick Corp.	900	22,887
Mattel, Inc.	11,200	279,216
Nikon Corp.	3,400	70,101
Sankyo Company, Ltd.	100	5,127

		377,331
Media - 2.48%
Aegis Group PLC	14,337	32,842
Ascent Media Corp., Class A (I)	300	14,655
Cablevision Systems Corp., Class A (L)	6,350	219,774
Comcast Corp., Class A	6,000	148,320
Discovery
Communications, Inc., Series A (I)(L)	1,800	71,820
Discovery Communications, Inc., Series C (I)	3,500	123,235
DISH Network Corp. (I)	800	19,488
Global Traffic Network, Inc. (I)	700	8,729
Informa PLC	4,441	29,678
Jupiter Telecommunications Company, Ltd.	82	80,146

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Knology, Inc. (I)	500	$6,455
Lamar Advertising Company, Class A (I)	1,200	44,328
Liberty Media Corp. - Starz, Series A (I)	480	37,248
Live Nation Entertainment, Inc. (I)	1,000	10,000
Madison Square Garden, Inc., Class A (I)	1,987	53,629
Meredith Corp.	800	27,136
Morningstar, Inc.	400	23,352
Omnicom Group, Inc.	3,200	156,992
Sanoma OYJ	1,322	29,946
Scholastic Corp.	900	24,336
Scripps Networks Interactive, Inc., Class A	200	10,018
Television Broadcasting Company, Ltd.	5,000	29,375
The McGraw-Hill Companies, Inc.	6,800	267,920
The New York Times Company, Class A (I)(L)	8,900	84,283
The Walt Disney Company	16,300	702,367
The Washington Post Company, Class B	20	8,751
Time Warner, Inc.	12,050	430,185
WPP PLC	13,420	165,479

		2,860,487
Multiline Retail - 0.31%
Dollar General Corp. (I)	1,650	51,728
Dollar Tree, Inc. (I)	450	24,984
Fred’s, Inc., Class A	400	5,328
Kohl’s Corp.	500	26,520
Macy’s, Inc.	4,300	104,318
Parkson Retail Group, Ltd.	35,500	48,735
PPR	626	95,941

		357,554
Specialty Retail - 1.37%
Aaron’s, Inc. (L)	900	22,824
Ann, Inc. (I)	600	17,466
Bed Bath & Beyond, Inc. (I)	7,650	369,266
CarMax, Inc. (I)	2,500	80,250
Chico’s FAS, Inc.	200	2,980
Esprit Holdings, Ltd.	7,969	36,424
Hibbett Sports, Inc. (I)(L)	700	25,067
Home Depot, Inc.	10,650	394,689
Inditex SA	1,025	82,284
Kingfisher PLC	24,890	98,124
Lumber Liquidators Holdings, Inc. (I)	300	7,497
New York & Company, Inc. (I)	1,000	7,010
O’Reilly Automotive, Inc. (I)	4,250	244,205
Pier 1 Imports, Inc. (I)	500	5,075
Rue21, Inc. (I)	400	11,520
Staples, Inc.	1,900	36,898
Stein Mart, Inc.	500	5,055
The Gap, Inc.	1,300	29,458
The Men’s Wearhouse, Inc.	500	13,530
Tiffany & Company	1,450	89,088
Zumiez, Inc. (I)	200	5,286

		1,583,996
Textiles, Apparel & Luxury Goods - 0.68%
Carter’s, Inc. (I)	210	6,012
Coach, Inc.	4,310	224,292
Compagnie Financiere Richemont SA	3,297	190,385
Fossil, Inc. (I)	100	9,365
NIKE, Inc., Class B	2,200	166,540
Polo Ralph Lauren Corp.	1,230	152,090
Steven Madden, Ltd. (I)	100	4,693
Under Armour, Inc., Class A (I)(L)	400	27,220

		780,597

		12,900,295

39

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 3.19%
Beverages - 0.50%
Anheuser-Busch InBev NV	279	$15,915
Brown Forman Corp., Class B	150	10,245
Coca-Cola Bottling Company Consolidated	50	3,342
Kirin Holdings Company, Ltd.	8,000	105,121
PepsiCo, Inc.	4,400	283,404
Pernod-Ricard SA	1,552	145,134
The Coca-Cola Company	250	16,588

		579,749
Food & Staples Retailing - 0.49%
Costco Wholesale Corp.	200	14,664
FamilyMart Company, Ltd.	2,200	81,917
Fresh Market, Inc. (I)	100	3,774
Pricesmart, Inc.	200	7,328
Shoppers Drug Mart Corp.	700	28,780
Sysco Corp.	600	16,620
Tesco PLC	44,171	269,852
The Kroger Company	1,700	40,749
The Pantry, Inc. (I)	500	7,415
Whole Foods Market, Inc.	1,500	98,850

		569,949
Food Products - 1.31%
Archer-Daniels-Midland Company	2,200	79,222
Campbell Soup Company (L)	5,020	166,212
ConAgra Foods, Inc.	6,900	163,875
Dairy Crest Group PLC	3,360	19,367
Flowers Foods, Inc.	600	16,338
House Food Corp.	1,300	21,148
JG Boswell Company	7	5,740
McCormick & Company, Inc., Class B	2,800	133,924
Nestle SA	6,655	381,862
Sara Lee Corp.	600	10,602
The Hershey Company (L)	6,580	357,623
Tootsie Roll Industries, Inc.	206	5,842
Unilever PLC	4,836	147,485

		1,509,240
Household Products - 0.53%
Clorox Company (L)	4,540	318,118
Kimberly-Clark Corp.	4,060	264,996
Oil-Dri Corp of America	300	6,390
The Procter & Gamble Company	310	19,096

		608,600
Personal Products - 0.36%
Alberto-Culver Company	1,000	37,270
Avon Products, Inc.	9,000	243,360
Kobayashi Pharmaceutical Company, Ltd.	600	27,591
L’Oreal SA	733	85,373
The Estee Lauder Companies, Inc., Class A	220	21,199

		414,793
Tobacco - 0.00%
Alliance One International, Inc. (I)(L)	1,100	4,422

		3,686,753
Energy - 7.19%
Energy Equipment & Services - 2.08%
Atwood Oceanics, Inc. (I)	300	13,929
Baker Hughes, Inc.	1,800	132,174
Cameron International Corp. (I)	3,870	220,977
CARBO Ceramics, Inc.	320	45,158
China Oilfield Services, Ltd.	30,000	68,086
Exterran Holdings, Inc. (I)	500	11,865

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (I)	2,655	$250,844
Fugro NV	465	40,960
Gulf Islands Fabrication, Inc.	200	6,434
Halliburton Company	3,200	159,488
Hercules Offshore, Inc. (I)	1,600	10,576
McDermott International, Inc. (I)	4,000	101,560
Modec, Inc.	1,300	23,709
National Oilwell Varco, Inc.	200	15,854
Oil States International, Inc. (I)	230	17,512
Rignet, Inc. (I)	125	2,273
Saipem SpA	1,183	62,830
Schlumberger, Ltd.	12,030	1,121,918
TetraTechnologies, Inc. (I)	1,300	20,020
Trican Well Service, Ltd.	1,000	22,579
Union Drilling, Inc. (I)	400	4,100
Weatherford International, Ltd. (I)	800	18,080
WorleyParsons, Ltd.	1,106	35,406

		2,406,332
Oil, Gas & Consumable Fuels - 5.11%
Alpha Natural Resources, Inc. (I)	200	11,874
Anadarko Petroleum Corp.	3,880	317,850
Approach Resources, Inc. (I)	100	3,360
Arch Coal, Inc.	800	28,832
Beach Energy, Ltd.	75,800	75,980
BG Group PLC	4,826	119,888
BP PLC, SADR	8,300	366,362
Chevron Corp.	7,190	772,422
Cimarex Energy Company	500	57,620
Cloud Peak Energy, Inc. (I)	700	15,113
Concho Resources, Inc. (I)	1,090	116,957
ConocoPhillips	2,380	190,067
CONSOL Energy, Inc.	720	38,614
Contango Oil & Gas Company (I)	80	5,059
Continental Resources, Inc. (I)	200	14,294
El Paso Corp.	2,300	41,400
Enbridge, Inc. (I)	25,000	26,967
EOG Resources, Inc.	2,300	272,573
EQT Corp.	1,340	66,866
Exxon Mobil Corp.	7,700	647,801
Forest Oil Corp. (I)	200	7,566
Geomet, Inc. (I)	300	492
Hess Corp.	350	29,824
Marathon Oil Corp.	700	37,317
Murphy Oil Corp.	5,490	403,076
Nexen, Inc.	1,700	42,364
Northern Oil and Gas, Inc. (I)(L)	1,200	32,040
Oasis Petroleum, Inc. (I)	700	22,134
Occidental Petroleum Corp.	1,500	156,735
Peabody Energy Corp.	3,950	284,242
Penn Virginia Corp.	700	11,872
Petroleo Brasileiro SA, SADR	1,400	49,756
QEP Resources, Inc.	200	8,108
Range Resources Corp.	2,420	141,473
Royal Dutch Shell PLC, ADR	7,200	524,592
Royal Dutch Shell PLC, ADR, Class B	5,300	388,172
SM Energy Company	520	38,579
Spectra Energy Corp.	4,500	122,310
Statoil ASA	6,356	176,398
Suncor Energy, Inc.	1,220	54,705
Sunoco, Inc.	3,100	141,329
Swift Energy Company (I)	100	4,268
Ultra Petroleum Corp. (I)	520	25,610

40

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Venoco, Inc. (I)	200	$3,418

		5,896,279

		8,302,611
Financials - 11.47%
Capital Markets - 2.23%
Ameriprise Financial, Inc.	2,580	157,586
Ares Capital Corp.	1,100	18,590
Capital Southwest Corp.	90	8,238
Close Brothers Group PLC	3,127	42,406
Credit Suisse Group AG	3,765	159,994
Deutsche Bank AG	1,487	87,438
E*TRADE Financial Corp. (I)	1,610	25,164
Eaton Vance Corp.	600	19,344
Federated Investors, Inc., Class B	500	13,375
Financial Engines, Inc. (I)	600	16,536
Franklin Resources, Inc.	4,900	612,892
GFI Group, Inc.	1,000	5,020
Greenhill & Company, Inc. (L)	550	36,185
Hercules Technology Growth Capital, Inc.	700	7,700
Invesco, Ltd.	8,800	224,928
Janus Capital Group, Inc.	1,900	23,693
Jefferies Group, Inc. (I)	35,000	34,866
JMP Group, Inc.	500	4,305
KBW, Inc.	300	7,857
Legg Mason, Inc.	7,100	256,239
Macquarie Group, Ltd.	2,445	92,429
Morgan Stanley	3,400	92,888
Northern Trust Corp.	2,280	115,710
PennantPark Investment Corp.	500	5,960
Safeguard Scientifics, Inc. (I)	400	8,140
Sanders Morris Harris Group, Inc.	1,200	9,612
State Street Corp.	1,360	61,118
Stifel Financial Corp. (I)	100	7,179
TD Ameritrade Holding Corp.	2,400	50,088
The Bank of New York Mellon Corp.	6,850	204,610
The Charles Schwab Corp.	2,400	43,272
The Goldman Sachs Group, Inc.	800	126,776

		2,580,138
Commercial Banks - 3.30%
Australia & New Zealand Banking Group, Ltd.	7,732	190,247
Banco Santander SA	4,909	57,213
Bank of Yokohama, Ltd.	8,000	37,990
Barclays PLC	8,350	151,469
BNP Paribas	2,423	177,308
Bridge Capital Holdings (I)	400	3,776
Burke & Herbert Bank & Trust	2	5,000
China Citic Bank Corp, Ltd.	127,000	92,562
CIT Group, Inc. (I)	750	31,913
CoBiz Financial, Inc.	600	4,170
Columbia Banking System, Inc.	300	5,751
Commerce Bancshares, Inc.	315	12,739
DBS Group Holdings, Ltd.	5,000	58,137
DnB NOR ASA	12,441	190,897
East West Bancorp, Inc.	1,200	26,352
Erste Group Bank AG	1,133	57,182
Farmers & Merchants Bank of Long Beach	2	8,400
Fifth Third Bancorp	1,200	16,656
First Horizon National Corp.	1,573	17,633
First Republic Bank/San Francisco CA (I)	300	9,273
Glacier Bancorp, Inc.	500	7,525
Home Bancshares, Inc.	300	6,825
Intesa Sanpaolo SpA	23,821	70,532
KeyCorp	11,700	103,896

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Marshall & Ilsley Corp.	2,000	$15,980
Mitsubishi UFJ Financial Group	13,700	63,246
Nordea Bank AB (L)	11,238	123,055
PNC Financial Services Group, Inc.	2,800	176,372
Popular, Inc. (I)	3,300	9,603
Preferred Bank/Los Angeles CA (I)	1,300	1,937
Regions Financial Corp.	13,450	97,647
Sandy Spring Bancorp, Inc.	300	5,538
Signature Bank (I)	380	21,432
Societe Generale	1,463	95,128
Standard Chartered PLC	6,334	164,298
SunTrust Banks, Inc.	7,600	219,184
SVB Financial Group (I)	200	11,386
Swedbank AB, Class A	7,614	130,335
TCF Financial Corp.	1,000	15,860
Texas Capital Bancshares, Inc. (I)	400	10,396
The Sumitomo Trust &
Banking Company, Ltd.	14,000	72,541
U.S. Bancorp	19,850	524,636
Washington Trust Bancorp, Inc.	500	11,870
Wells Fargo & Company	21,250	673,625
Westamerica Bancorp. (L)	270	13,870
Western Alliance Bancorp (I)	1,200	9,864
Wintrust Financial Corp.	130	4,778

		3,816,027
Consumer Finance - 1.03%
American Express Company	16,930	765,236
Capital One Financial Corp.	3,750	194,850
Discover Financial Services	1,800	43,416
Green Dot Corp., Class A (I)	150	6,437
SLM Corp. (I)	11,850	181,305

		1,191,244
Diversified Financial Services - 2.04%
Bank of America Corp.	30,270	403,499
BM&F Bovespa SA	8,200	59,517
CBOE Holdings, Inc.	400	11,588
CME Group, Inc.	30	9,047
Compass Diversified Holdings	400	5,896
Deutsche Boerse AG	503	38,167
ING Groep NV (I)	3,568	45,286
Interactive Brokers Group, Inc., Class A	300	4,767
IntercontinentalExchange, Inc. (I)	1,800	222,372
JPMorgan Chase & Company	25,870	1,192,607
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,620	64,952
MSCI, Inc. (I)	1,054	38,808
NYSE Euronext	7,270	255,686

		2,352,192
Insurance - 2.00%
AIA Group, Ltd. (I)	25,200	77,695
Alterra Capital Holdings, Ltd.	1,200	26,808
AON Corp.	540	28,598
Arthur J. Gallagher & Company	200	6,082
Assured Guaranty, Ltd.	700	10,430
AXA SA	9,533	199,313
Axis Capital Holdings, Ltd.	200	6,984
Chubb Corp.	1,830	112,197
Fidelity National Financial, Inc., Class A	1,100	15,543
First American Financial Corp.	1,400	23,100
Fortegra Financial Corp. (I)	300	3,408
Infinity Property & Casualty Corp.	100	5,949
Lincoln National Corp.	6,330	190,153
Markel Corp. (I)	46	19,065

41

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	10,700	$318,967
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	913	143,571
National Interstate Corp.	300	6,255
OneBeacon Insurance Group, Ltd.	300	4,059
Principal Financial Group, Inc.	700	22,477
ProAssurance Corp. (I)	350	22,180
Prudential Financial, Inc.	1,850	113,923
Prudential PLC	5,374	60,934
QBE Insurance Group, Ltd.	4,126	75,327
SeaBright Holdings, Inc.	500	5,125
Sony Financial Holdings, Inc.	5,600	110,003
Sun Life Financial, Inc.	4,400	138,286
Sun Life Financial, Inc.	4,850	152,436
Suncorp-Metway, Ltd.	4,253	37,226
Swiss Life Holding (I)	435	71,899
The Allstate Corp.	8,100	257,418
The Progressive Corp.	900	19,017
W.R. Berkley Corp.	800	25,768

		2,310,196
Real Estate Investment Trusts - 0.49%
CBL & Associates Properties, Inc.	600	10,452
Cedar Shopping Centers, Inc.	900	5,427
Cousins Properties, Inc.	503	4,200
DiamondRock Hospitality Company	600	6,702
EastGroup Properties, Inc.	100	4,397
Federal Realty Investment Trust	120	9,787
First Potomac Realty Trust	400	6,300
General Growth Properties, Inc.	712	11,022
Hatteras Financial Corp.	500	14,060
Kilroy Realty Corp.	400	15,532
Kimco Realty Corp.	1,500	27,510
Kite Realty Group Trust	1,000	5,310
LaSalle Hotel Properties	400	10,800
Pebblebrook Hotel Trust	400	8,860
Potlatch Corp.	400	16,080
ProLogis	700	11,186
Redwood Trust, Inc.	400	6,220
Saul Centers, Inc.	200	8,910
SL Green Realty Corp.	70	5,264
Strategic Hotels & Resorts, Inc. (I)	1,100	7,095
Unibail-Rodamco SE	529	114,624
Washington Real Estate Investment Trust	200	6,218
Weingarten Realty Investors	300	7,518
Westfield Retail Trust	27,834	75,386
Weyerhaeuser Company (L)	6,599	162,335

		561,195
Real Estate Management & Development - 0.35%
CB Richard Ellis Group, Inc., Class A (I)	5,500	146,850
Forest City Enterprises, Inc., Class A (I)	400	7,532
Goldcrest Company, Ltd.	930	18,247
Kerry Properties, Ltd.	16,500	82,976
Mitsui Fudosan Company, Ltd.	3,000	48,707
Soho China, Ltd.	89,000	76,396
The St. Joe Company (I)(L)	1,100	27,577

		408,285
Thrifts & Mortgage Finance - 0.03%
Capitol Federal Financial, Inc.	1,112	12,532
MGIC Investment Corp. (I)	1,500	13,335
Radian Group, Inc.	500	3,405

		29,272

		13,248,549

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 5.04%
Biotechnology - 0.75%
Alexion Pharmaceuticals, Inc. (I)	370	$36,512
Alkermes, Inc. (I)	300	3,885
Amgen, Inc. (I)	2,970	158,747
BioMarin Pharmaceutical, Inc. (I)	800	20,104
Celgene Corp. (I)	5,000	287,650
Cephalon, Inc. (I)	530	40,163
CSL, Ltd.	2,077	76,736
Exelixis, Inc. (I)	1,800	20,340
Human Genome Sciences, Inc. (I)	1,100	30,195
Idenix Pharmaceuticals, Inc. (I)	700	2,324
Incyte Corp. (I)(L)	1,500	23,775
Lexicon Pharmaceuticals, Inc. (I)	3,700	6,216
Momenta Pharmaceuticals, Inc. (I)	600	9,510
Pharmasset, Inc. (I)	200	15,742
Regeneron Pharmaceuticals, Inc. (I)	700	31,458
Seattle Genetics, Inc. (I)(L)	300	4,671
Theravance, Inc. (I)(L)	500	12,110
Vertex Pharmaceuticals, Inc. (I)	1,690	81,002

		861,140
Health Care Equipment & Supplies - 0.64%
Analogic Corp.	200	11,310
AngioDynamics, Inc. (I)	500	7,560
Atrion Corp.	20	3,489
Beckman Coulter, Inc.	190	15,783
C.R. Bard, Inc.	370	36,745
CareFusion Corp. (I)	1,200	33,840
Conceptus, Inc. (I)	400	5,780
DENTSPLY International, Inc.	700	25,893
Dynavox, Inc., Class A (I)	300	1,656
Edwards Lifesciences Corp. (I)	990	86,130
Elekta AB, Series B	2,545	101,770
HeartWare International, Inc. (I)	140	11,974
IDEXX Laboratories, Inc. (I)(L)	420	32,432
Intuitive Surgical, Inc. (I)	60	20,008
Quidel Corp. (I)(L)	500	5,980
Stryker Corp.	4,380	266,304
Terumo Corp.	1,000	52,717
West Pharmaceutical Services, Inc.	100	4,477
Zimmer Holdings, Inc. (I)	250	15,133

		738,981
Health Care Providers & Services - 1.33%
AMERIGROUP Corp. (I)	500	32,125
Capital Senior Living Corp. (I)	800	8,496
Cardinal Health, Inc.	3,220	132,439
Catalyst Health Solutions, Inc. (I)	230	12,864
Centene Corp. (I)	300	9,894
Community Health Systems, Inc. (I)	700	27,993
Express Scripts, Inc. (I)	8,900	494,929
Fleury SA	700	10,397
Fresenius AG	1,340	123,984
Health Management
Associates, Inc., Class A (I)	800	8,720
Healthsouth Corp. (I)(L)	2,100	52,458
Henry Schein, Inc. (I)	1,305	91,572
HMS Holdings Corp. (I)	100	8,185
Laboratory Corp. of America Holdings (I)	250	23,033
Landauer, Inc.	230	14,150
McKesson Corp.	5,070	400,784
National Healthcare Corp.	100	4,649
Owens & Minor, Inc.	505	16,402
PSS World Medical, Inc. (I)	400	10,860
Select Medical Holdings Corp. (I)	900	7,254

42

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (I)	2,000	$14,900
Triple-S Management Corp., Class B (I)	800	16,464
Universal American Financial Corp.	400	9,164
VCA Antech, Inc. (I)	300	7,554

		1,539,270
Health Care Technology - 0.07%
athenahealth, Inc. (I)	100	4,513
Cerner Corp. (I)	250	27,800
Computer Programs & Systems, Inc.	200	12,856
HealthStream, Inc. (I)	900	6,966
SXC Health Solutions Corp. (I)	580	31,784

		83,919
Life Sciences Tools & Services - 0.15%
Bruker Corp. (I)	1,070	22,310
Charles River
Laboratories International, Inc. (I)	100	3,838
Covance, Inc. (I)	540	29,549
Illumina, Inc. (I)	520	36,436
QIAGEN NV (I)	1,200	24,060
Thermo Fisher Scientific, Inc. (I)	600	33,330
Waters Corp. (I)	320	27,808

		177,331
Pharmaceuticals - 2.10%
Allergan, Inc.	2,700	191,754
Astellas Pharma, Inc.	1,300	47,936
AVANIR Pharmaceuticals, Class A (I)	1,000	4,080
Bristol-Myers Squibb Company	7,390	195,318
Cardiome Pharma Corp. (I)	700	2,996
Chugai Pharmaceutical Company, Ltd.	1,300	22,380
Elan Corp. PLC (I)	1,400	9,632
Eli Lilly & Company	3,620	127,315
Forest Laboratories, Inc. (I)	540	17,442
GlaxoSmithKline PLC, ADR	7,520	288,843
Johnson & Johnson	5,730	339,503
Merck & Company, Inc.	8,200	270,682
Pfizer, Inc.	14,611	296,749
Roche Holdings AG	1,281	182,980
Rohto Pharmaceutical Company, Ltd.	2,000	21,423
Sanofi-Aventis SA	4,259	299,117
Shire PLC, ADR	700	60,970
The Medicines Company (I)	400	6,516
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	623	31,032
XenoPort, Inc. (I)	300	1,779

		2,418,447

		5,819,088
Industrials - 9.65%
Aerospace & Defense - 1.88%
Alliant Techsystems, Inc.	130	9,187
Finmeccanica SpA	6,012	75,727
Goodrich Corp.	190	16,251
HEICO Corp., Class A	200	8,996
Hexcel Corp. (I)	800	15,752
Honeywell International, Inc.	9,300	555,303
ITT Corp.	3,200	192,160
Kratos Defense & Security Solutions, Inc. (I)	500	7,120
Lockheed Martin Corp.	1,830	147,132
Precision Castparts Corp.	2,400	353,232
Qinetiq PLC	18,198	35,533
Raytheon Company	350	17,805
Rockwell Collins, Inc.	310	20,097

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Rolls-Royce Group PLC (I)	10,134	$100,631
Taser International, Inc. (I)(L)	1,400	5,698
Textron, Inc. (L)	2,000	54,780
The Boeing Company	3,920	289,806
United Technologies Corp.	3,100	262,415

		2,167,625
Air Freight & Logistics - 0.71%
Expeditors International of Washington, Inc.	3,300	165,462
FedEx Corp.	3,400	318,070
HUB Group, Inc., Class A (I)	800	28,952
United Parcel Service, Inc., Class B	3,780	280,930
UTi Worldwide, Inc.	1,100	22,264

		815,678
Airlines - 0.07%
Alaska Air Group, Inc. (I)	100	6,342
Allegiant Travel Company	340	14,895
Delta Air Lines, Inc. (I)	600	5,880
Skywest, Inc.	700	11,844
Southwest Airlines Company	3,700	46,731

		85,692
Building Products - 0.22%
A.O. Smith Corp.	195	8,646
Ameron International Corp.	50	3,490
Builders FirstSource, Inc. (I)	3,500	9,940
Insteel Industries, Inc.	200	2,828
Masco Corp.	10,100	140,592
Quanex Building Products Corp.	400	7,852
Universal Forest Products, Inc.	500	18,325
USG Corp. (I)(L)	3,550	59,143

		250,816
Commercial Services & Supplies - 0.28%
American Reprographics Company (I)	100	1,035
Avery Dennison Corp.	3,900	163,644
Cintas Corp.	800	24,216
Clean Harbors, Inc. (I)	160	15,786
EnerNOC, Inc. (I)	390	7,453
G&K Services, Inc., Class A	200	6,650
Higher One Holdings, Inc. (I)	260	3,757
Innerworkings, Inc. (I)	800	5,904
McGrath Rentcorp	700	19,089
Mine Safety Appliances Company	300	11,001
Mobile Mini, Inc. (I)	500	12,010
Multiplus Sa	700	12,425
The Geo Group, Inc. (I)	300	7,692
US Ecology, Inc.	300	5,229
Waste Connections, Inc.	1,120	32,245

		328,136
Construction & Engineering - 0.24%
Bouygues SA	2,180	104,676
Carillion PLC	8,048	49,068
China Railway Construction Corp.	53,000	55,252
Foster Wheeler AG (I)	500	18,810
Insituform Technologies, Inc., Class A (I)	400	10,700
Pike Electric Corp. (I)	500	4,760
Quanta Services, Inc. (I)	1,400	31,402
Sterling Construction Company, Inc. (I)	200	3,376

		278,044
Electrical Equipment - 1.18%
A123 Systems, Inc. (I)(L)	800	5,080
ABB, Ltd. (I)	4,526	108,968
Acuity Brands, Inc.	300	17,547

43

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	1,090	$47,818
Belden, Inc.	200	7,510
Cooper Industries PLC	3,130	203,137
Emerson Electric Company	6,200	362,266
Franklin Electric Company, Inc.	200	9,240
Legrand SA, ADR	2,113	87,873
Mitsubishi Electric Corp.	15,000	174,985
Rockwell Automation, Inc.	1,850	175,103
Roper Industries, Inc.	1,470	127,096
The Babcock & Wilcox Company (I)	900	30,042
Woodward, Inc.	300	10,368

		1,367,033
Industrial Conglomerates - 1.77%
3M Company	7,900	738,650
Cookson Group PLC (I)	6,100	67,507
DCC PLC	3,321	105,869
General Electric Company	34,800	697,740
Hutchison Whampoa, Ltd.	7,000	82,718
Koninklijke Philips Electronics NV	4,492	143,476
SembCorp Industries, Ltd.	35,000	144,770
Siemens AG	503	68,903

		2,049,633
Machinery - 1.75%
3D Systems Corp. (I)	700	33,985
Actuant Corp., Class A	600	17,400
Astec Industries, Inc. (I)	200	7,458
Badger Meter, Inc.	200	8,242
Cargotec Corp. OYJ	787	38,376
Cascade Corp.	100	4,458
Charter International PLC	3,680	47,696
CIRCOR International, Inc.	300	14,106
Colfax Corp. (I)	500	11,475
Cummins, Inc.	160	17,539
Danaher Corp.	18,000	934,200
Deere & Company	1,300	125,957
Eaton Corp.	840	46,570
Energy Recovery, Inc. (I)	1,200	3,816
Gardner Denver, Inc.	520	40,576
IDEX Corp.	500	21,825
Illinois Tool Works, Inc.	6,660	357,775
Joy Global, Inc.	750	74,108
Lydall, Inc. (I)	600	5,334
Makita Corp.	900	41,873
Middleby Corp. (I)	290	27,034
Nordson Corp.	110	12,657
RBC Bearings, Inc. (I)	300	11,469
Robbins & Myers, Inc.	300	13,797
Sun Hydraulics, Inc.	200	8,620
The Toro Company	100	6,622
Toshiba Machine Company, Ltd.	4,000	21,329
Valmont Industries, Inc.	100	10,437
WABCO Holdings, Inc. (I)	1,000	61,640

		2,026,374
Marine - 0.08%
A P Moller Maersk A/S, Series A	6	56,436
International Shipholding Corp.	100	2,490
Kirby Corp. (I)	200	11,458
Nippon Yusen Kabushiki Kaisha	5,000	19,536

		89,920
Professional Services - 0.22%
CoStar Group, Inc. (I)	200	12,536
Equifax, Inc.	350	13,598

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
FTI Consulting, Inc. (I)(L)	300	$11,499
IHS, Inc., Class A (I)	570	50,588
Kforce, Inc. (I)	500	9,150
Korn/Ferry International (I)	1,100	24,497
Manpower, Inc.	840	52,819
Navigant Consulting Company (I)	800	7,992
Robert Half International, Inc.	800	24,480
The Advisory Board Company (I)	300	15,450
Verisk Analytics, Inc., Class A (I)	800	26,208

		248,817
Road & Rail - 0.50%
Central Japan Railway Company, Ltd.	12	95,071
Genesee & Wyoming, Inc., Class A (I)	500	29,100
Hertz Global Holdings, Inc. (I)	3,400	53,142
Landstar System, Inc.	620	28,322
Patriot Transportation Holding, Inc. (I)	300	8,025
RailAmerica, Inc. (I)	600	10,224
Union Pacific Corp.	3,400	334,322
Universal Truckload Services, Inc. (I)	500	8,625
Vitran Corp., Inc. (I)	500	7,045

		573,876
Trading Companies & Distributors - 0.75%
Aceto Corp.	700	5,579
Beacon Roofing Supply, Inc. (I)	1,100	22,517
Fastenal Company (L)	4,730	306,646
Interline Brands, Inc. (I)	500	10,200
Kaman Corp., Class A	200	7,040
Mitsubishi Corp.	5,400	149,899
Mitsui & Company, Ltd.	9,800	175,665
MSC Industrial Direct Company, Inc., Class A	570	39,028
United Rentals, Inc. (I)	200	6,656
WW Grainger, Inc.	1,000	137,680

		860,910

		11,142,554
Information Technology - 10.73%
Communications Equipment - 1.46%
ADTRAN, Inc.	200	8,492
Alcatel-Lucent (I)	16,240	93,692
Aruba Networks, Inc. (I)	300	10,152
Blue Coat Systems, Inc. (I)	500	14,080
Cisco Systems, Inc.	7,800	133,770
Harris Corp.	5,200	257,920
Ixia (I)	800	12,704
JDS Uniphase Corp. (I)	2,100	43,764
Juniper Networks, Inc. (I)	10,800	454,464
Motorola Mobility Holdings, Inc. (I)	930	22,692
QUALCOMM, Inc.	11,400	625,062
Riverbed Technology, Inc. (I)	200	7,530

		1,684,322
Computers & Peripherals - 2.19%
Apple, Inc. (I)	5,400	1,881,630
Dell, Inc. (I)	8,850	128,414
EMC Corp. (I)	9,200	244,260
Hewlett-Packard Company	5,600	229,432
Intevac, Inc. (I)	600	7,458
NetApp, Inc. (I)	300	14,454
Synaptics, Inc. (I)	700	18,914
Xyratex, Ltd. (I)	300	3,354

		2,527,916
Electronic Equipment, Instruments & Components - 0.62%
AVX Corp.	1,050	15,656

44

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Cognex Corp.	300	$8,475
Corning, Inc.	11,100	228,993
Dolby Laboratories, Inc., Class A (I)	300	14,763
DTS, Inc. (I)	200	9,326
Elster Group SE, ADR (I)	100	1,625
FLIR Systems, Inc.	1,000	34,610
GTSI Corp. (I)	1,000	4,590
Hamamatsu Photonics KK	2,300	91,110
Hosiden Corp.	2,600	26,413
Littelfuse, Inc.	200	11,420
Molex, Inc., Class A	1,400	28,966
National Instruments Corp.	300	9,831
Nippon Electric Glass Company, Ltd.	7,000	99,134
Orbotech, Ltd. (I)	700	8,988
SYNNEX Corp. (I)	100	3,273
TE Connectivity, Ltd.	1,100	38,302
Trimble Navigation, Ltd. (I)	800	40,432
Venture Corp., Ltd.	6,000	45,780

		721,687
Internet Software & Services - 2.22%
Akamai Technologies, Inc. (I)	200	7,600
Baidu, Inc., SADR (I)	3,900	537,459
Constant Contact, Inc. (I)	200	6,980
eBay, Inc. (I)	6,300	195,552
Equinix, Inc. (I)	130	11,843
Facebook, Inc., Class B (R)	3,733	93,325
Google, Inc., Class A (I)	2,200	1,289,662
GSI Commerce, Inc. (I)	400	11,708
Kakaku.com, Inc.	10	55,353
MercadoLibre, Inc.	80	6,530
OpenTable, Inc. (I)	100	10,635
Rackspace Hosting, Inc. (I)	1,000	42,850
RealNetworks, Inc. (I)	1,300	4,836
SPS Commerce, Inc. (I)	300	4,653
Tencent Holdings, Ltd.	11,800	286,709

		2,565,695
IT Services - 1.69%
Accenture PLC, Class A	4,900	269,353
Automatic Data Processing, Inc.	480	24,629
Cielo SA	3,300	27,974
Computer Sciences Corp.	5,770	281,172
CoreLogic, Inc.	400	7,400
Fiserv, Inc. (I)	1,170	73,382
Gartner, Inc. (I)	1,400	58,338
Genpact, Ltd. (I)	700	10,136
Global Payments, Inc.	1,300	63,596
International Business Machines Corp.	800	130,456
Isoftstone Holdings, Ltd., ADR (I)	300	5,553
Logica PLC (I)	16,370	34,423
MasterCard, Inc., Class A	1,650	415,338
NS Solutions Corp.	1,000	18,922
Paychex, Inc.	500	15,680
SAIC, Inc. (I)	600	10,152
Sapient Corp. (I)	1,200	13,740
StarTek, Inc. (I)	800	4,032
The Western Union Company	8,100	168,237
TNS, Inc. (I)	300	4,671
Visa, Inc., Class A (L)	4,200	309,204

		1,946,388
Office Electronics - 0.11%
Canon, Inc.	2,900	126,208

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.52%
Advanced Energy Industries, Inc. (I)	400	$6,540
Altera Corp.	3,080	135,582
Analog Devices, Inc.	4,960	195,325
Applied Materials, Inc.	13,650	213,213
ASML Holding NV	1,996	88,037
ASML Holding NV -New York
Registered Shares (I)	300	13,350
Atheros Communications, Inc. (I)	400	17,860
Broadcom Corp., Class A	5,910	232,736
Brooks Automation, Inc. (I)	500	6,865
Cavium Networks, Inc. (I)	300	13,479
Cohu, Inc.	300	4,608
Cree, Inc. (I)	340	15,694
Cymer, Inc. (I)	100	5,658
Entegris, Inc. (I)	1,000	8,770
FEI Company (I)	500	16,860
First Solar, Inc. (I)	60	9,650
GT Solar International, Inc. (I)	900	9,594
Intersil Corp., Class A	1,200	14,940
Marvell Technology Group, Ltd. (I)	2,000	31,100
MEMC Electronic Materials, Inc. (I)	1,100	14,256
Microchip Technology, Inc.	700	26,607
Microsemi Corp. (I)	400	8,284
National Semiconductor Corp.	1,800	25,812
Novellus Systems, Inc. (I)	800	29,704
NVIDIA Corp. (I)	1,000	18,460
PMC-Sierra, Inc. (I)	1,400	10,500
Samsung Electronics Company, Ltd.	89	75,506
Silicon Laboratories, Inc. (I)	620	26,790
Standard Microsystems Corp. (I)	300	7,398
Sumco Corp. (I)	4,300	86,693
Taiwan Semiconductor Manufacturing
Company, Ltd., SADR	6,800	82,824
Texas Instruments, Inc.	1,800	62,208
Varian Semiconductor
Equipment Associates, Inc. (I)	400	19,468
Veeco Instruments, Inc. (I)	200	10,168
Xilinx, Inc.	6,400	209,920
Zarlink Semiconductor, Inc. (I)	1,500	3,330

		1,757,789
Software - 0.92%
Ariba, Inc. (I)	600	20,484
Autodesk, Inc. (I)	1,100	48,521
Autonomy Corp. PLC (I)	2,652	67,682
Blackboard, Inc. (I)	300	10,872
Bottomline Technologies, Inc. (I)	300	7,542
Cadence Design Systems, Inc. (I)	1,700	16,575
Callidus Software, Inc. (I)	900	6,183
Concur Technologies, Inc. (I)	200	11,090
Electronic Arts, Inc. (I)	5,930	115,813
EPIQ Systems, Inc.	800	11,488
FactSet Research Systems, Inc.	610	63,885
Fortinet, Inc. (I)	400	17,600
GameLoft SA (I)	2,590	16,931
Informatica Corp. (I)	200	10,446
Intuit, Inc. (I)	1,100	58,410
MICROS Systems, Inc. (I)	500	24,715
Microsoft Corp.	11,210	284,286
Nintendo Company, Ltd.	200	54,027
Nuance Communications, Inc. (I)	1,580	30,905
Progress Software Corp. (I)	750	21,818
Red Hat, Inc. (I)	600	27,234
Rovi Corp. (I)	700	37,555
Salesforce.com, Inc. (I)	100	13,358

45

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	800	$40,880
Sourcefire, Inc. (I)	400	11,004
Taleo Corp. (I)	400	14,260
Ultimate Software Group, Inc. (I)	100	5,875
Websense, Inc. (I)	400	9,188

		1,058,627

		12,388,632
Materials - 3.76%
Chemicals - 2.03%
Air Products & Chemicals, Inc.	1,600	144,288
Air Water, Inc.	3,000	36,217
Arch Chemicals, Inc.	300	12,477
Asahi Kasei Corp.	15,000	99,717
BASF SE	1,697	147,134
E.I. du Pont de Nemours & Company	2,940	161,612
Hawkins, Inc.	300	12,324
Hitachi Chemical, Ltd.	2,400	48,791
International Flavors & Fragrances, Inc.	3,450	214,935
Intrepid Potash, Inc. (I)	550	19,151
Koppers Holdings, Inc.	200	8,540
Minerals Technologies, Inc.	100	6,852
Monsanto Company	4,940	356,964
Nalco Holding Company	1,200	32,772
Penford Corp. (I)	300	1,869
Potash Corp. of Saskatchewan, Inc.	2,600	153,218
Praxair, Inc.	5,500	558,800
Rockwood Holdings, Inc. (I)	400	19,688
Senomyx, Inc. (I)	1,100	6,644
Showa Denko KK	12,000	24,092
The Mosaic Company	300	23,625
The Sherwin-Williams Company	200	16,798
Tosoh Corp.	7,000	25,162
Umicore	2,015	100,069
Wacker Chemie AG	490	110,210

		2,341,949
Construction Materials - 0.25%
Cemex SAB de CV (I)	55,519	49,664
Vulcan Materials Company (L)	5,200	237,120

		286,784
Containers & Packaging - 0.02%
Myers Industries, Inc.	500	4,965
Temple-Inland, Inc.	1,000	23,400

		28,365
Metals & Mining - 1.02%
Agnico Eagle Mines, Ltd.	740	49,099
BHP Billiton, Ltd.	4,235	202,973
Carpenter Technology Corp.	500	21,355
Eurasian Natural Resources Corp.	3,957	59,416
Franco-Nevada Corp.	1,400	51,394
Freeport-McMoRan Copper & Gold, Inc.	2,000	111,100
Hudbay Minerals, Inc.	400	6,524
Kobe Steel Company, Ltd.	23,000	58,923
Nucor Corp.	6,140	282,563
Rio Tinto, Ltd.	2,464	215,618
Royal Gold, Inc.	230	12,052
Sims Metal Management, Ltd.	200	3,630
SSAB AB, Series A	3,687	58,346
Stillwater Mining Company (I)	450	10,319
Synalloy Corp.	700	9,009
United States Steel Corp.	400	21,576

		1,173,897

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.44%
Clearwater Paper Corp. (I)	190	$15,466
Deltic Timber Corp.	150	10,026
Domtar Corp.	100	9,178
International Paper Company	10,700	322,926
MeadWestvaco Corp.	5,000	151,650

		509,246

		4,340,241
Telecommunication Services - 2.13%
Diversified Telecommunication Services - 1.17%
AT&T, Inc.	16,020	490,212
CenturyLink, Inc.	4,584	188,082
Hellenic Telecommunications
Organization SA, SADR	1,200	6,564
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	74,000	23,754
Premiere Global Services, Inc. (I)	500	3,810
Telecom Italia SpA	92,903	125,120
Telefonica SA	8,751	219,096
Telstra Corp., Ltd.	21,957	64,005
Verizon Communications, Inc.	6,100	235,094

		1,355,737
Wireless Telecommunication Services - 0.96%
America Movil SAB de CV, Series L, ADR	2,270	131,887
American Tower Corp., Class A (I)	8,390	434,770
KDDI Corp.	15	92,061
SBA Communications Corp., Class A (I)	440	17,459
Telephone & Data Systems, Inc.	300	10,110
Telephone & Data Systems, Inc. -
Special Shares	600	17,712
Vodafone Group PLC	36,974	104,689
Vodafone Group PLC, SADR	10,250	294,688

		1,103,376

		2,459,113
Utilities - 2.49%
Electric Utilities - 1.55%
American Electric Power Company, Inc.	200	7,028
Cleco Corp.	200	6,858
Duke Energy Corp.	10,500	190,575
E.ON AG	4,341	132,639
El Paso Electric Company (I)	800	24,320
Entergy Corp.	4,850	325,969
Exelon Corp.	7,100	292,804
FirstEnergy Corp.	4,213	156,260
Pepco Holdings, Inc.	200	3,730
Pinnacle West Capital Corp.	3,330	142,491
PPL Corp.	5,370	135,861
Progress Energy, Inc.	3,910	180,407
Scottish & Southern Energy PLC	8,634	174,657
Unisource Energy Corp.	400	14,452

		1,788,051
Gas Utilities - 0.01%
Southwest Gas Corp.	340	13,250
Independent Power Producers & Energy Traders - 0.37%
Calpine Corp. (I)	3,900	61,893
Constellation Energy Group, Inc.	7,270	226,365
EDF Energies Nouvelles, SA	908	47,856
GenOn Energy, Inc. (I)	8,746	33,322
NRG Energy, Inc. (I)	2,880	62,035

		431,471

46

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.56%
Black Hills Corp. (L)	500	$16,720
CenterPoint Energy, Inc.	3,870	67,957
GDF Suez	3,229	131,751
NiSource, Inc.	9,400	180,292
NorthWestern Corp.	600	18,180
TECO Energy, Inc.	2,920	54,779
Vectren Corp.	300	8,160
Xcel Energy, Inc.	7,230	172,725

		650,564

		2,883,336

TOTAL COMMON STOCKS (Cost $64,959,240)		$77,171,172

PREFERRED SECURITIES - 0.28%
Consumer Discretionary - 0.28%
Automobiles - 0.28%
General Motors Company, Series B, 4.750%	3,600	173,520
Volkswagen AG, 2.260%	909	147,768

		321,288

		321,288

TOTAL PREFERRED SECURITIES (Cost $277,149)		$321,288

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.88%
U.S. Government - 9.47%
U.S. Treasury Bonds
3.500%, 02/15/2039	$105,000	$87,954
4.250%, 05/15/2039	155,000	148,558
4.500%, 02/15/2036 to 08/15/2039	983,000	984,175
4.750%, 02/15/2041	100,000	103,875
5.250%, 02/15/2029	285,000	320,669
5.375%, 02/15/2031	140,000	159,950
6.000%, 02/15/2026	135,000	164,257
6.500%, 11/15/2026	35,000	44,691
U.S. Treasury Notes
1.375%, 04/15/2012 to 11/15/2012	2,760,000	2,791,175
1.500%, 12/31/2013	1,095,000	1,104,325
1.750%, 11/15/2011	20,000	20,191
1.875%, 04/30/2014	930,000	945,185
2.125%, 05/31/2015 to 02/29/2016	695,000	693,467
2.500%, 03/31/2013 to 03/31/2015	2,070,000	2,131,730
2.625%, 12/31/2014	415,000	429,169
3.125%, 05/15/2019	340,000	339,495
3.625%, 02/15/2021	150,000	151,922
4.250%, 08/15/2015	235,000	257,600
4.750%, 05/15/2014	50,000	55,270

		10,933,658
U.S. Government Agency - 13.41%
Federal Home Loan Bank
1.625%, 03/20/2013	425,000	431,190
Federal Home Loan Mortgage Corp.
1.625%, 04/15/2013	100,000	101,467
2.125%, 03/23/2012	150,000	152,530
4.000%, 10/01/2040 to 12/01/2040	105,293	103,330
4.500%, 12/01/2039 to 12/01/2040	702,776	713,945
4.750%, 11/17/2015	580,000	641,764
5.000%, 04/01/2040 to 08/01/2040	491,704	513,114
Federal National Mortgage Association
1.250%, 06/22/2012	200,000	201,797
1.500%, 06/26/2013	100,000	101,061
1.750%, 02/22/2013 to 05/07/2013	215,000	218,396
3.000%, 09/16/2014	600,000	627,273

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 11/01/2025 to 02/01/2026	$271,537	$272,216
4.000%, 07/01/2025 to 04/01/2041	1,600,089	1,593,248
4.125%, 04/15/2014	100,000	107,769
4.500%, 05/01/2024 to 04/01/2041	2,678,466	2,739,565
5.000%, 02/01/2021 to 10/01/2040	2,307,842	2,420,552
5.375%, 07/15/2016	285,000	324,119
5.500%, 07/01/2022 to 05/01/2040	2,032,892	2,178,022
6.000%, 04/01/2035 to 11/01/2038	1,384,902	1,508,669
6.500%, 10/01/2036	303,801	339,912
Government National Mortgage Association
4.500%, 11/20/2040	154,347	159,035
5.000%, 05/15/2039 to 09/15/2039	37,654	39,995

		15,488,969

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $26,520,729)		$26,422,627

FOREIGN GOVERNMENT
OBLIGATIONS - 0.36%
Brazil - 0.10%
Federative Republic of Brazil
5.875%, 01/15/2019	100,000	111,080
Canada - 0.15%
Canada Housing Trust
1.375%, 01/27/2014	50,000	49,824
Export Development Canada
3.500%, 05/16/2013	10,000	10,515
Province of British Columbia
2.850%, 06/15/2015	25,000	25,644
Province of Manitoba
2.125%, 04/22/2013	25,000	25,511
Province of Ontario
2.625%, 01/20/2012	20,000	20,344
Province of Quebec
3.500%, 07/29/2020	50,000	48,183

		180,021
Italy - 0.02%
Republic of Italy
3.125%, 01/26/2015	25,000	25,073
Mexico - 0.05%
Government of Mexico
5.950%, 03/19/2019	50,000	55,725
Sweden - 0.04%
Svensk Exportkredit AB
1.750%, 10/20/2015	50,000	48,462

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $420,066)		$420,361

CORPORATE BONDS - 6.58%
Consumer Discretionary - 0.63%
AutoZone, Inc.
4.000%, 11/15/2020	25,000	23,218
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	15,000	19,764
Comcast Corp.
5.700%, 05/15/2018	65,000	70,687
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	75,000	74,957

47

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Discovery Communications LLC
5.625%, 08/15/2019	$25,000	$27,031
Grupo Televisa SA
6.625%, 01/15/2040	25,000	26,478
Harley-davidson Financial Services, Inc.
3.875%, 03/15/2016 (S)	35,000	34,789
Johnson Controls, Inc.
1.750%, 03/01/2014	50,000	49,747
McDonald’s Corp.
4.875%, 07/15/2040	25,000	23,604
NBC Universal, Inc.
3.650%, 04/30/2015 (S)	25,000	25,627
News America, Inc.
4.500%, 02/15/2021 (S)	25,000	24,455
6.150%, 03/01/2037	35,000	34,681
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	49,379
Omnicom Group, Inc.
4.450%, 08/15/2020	20,000	19,668
6.250%, 07/15/2019	15,000	16,741
Target Corp.
5.875%, 03/01/2012	10,000	10,492
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	25,282
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	28,911
Time Warner Cable, Inc.
8.250%, 04/01/2019	55,000	66,938
Time Warner, Inc.
4.700%, 01/15/2021	25,000	24,863
6.100%, 07/15/2040	25,000	24,450
Yum! Brands Inc
5.300%, 09/15/2019	25,000	26,482

		728,244
Consumer Staples - 0.31%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	29,134
9.250%, 08/06/2019	10,000	13,035
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 02/15/2016	25,000	24,769
6.875%, 11/15/2019	35,000	41,289
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	11,860
Church & Dwight Company, Inc.
3.350%, 12/15/2015	5,000	5,004
Kraft Foods, Inc.
5.375%, 02/10/2020	50,000	52,713
Philip Morris International, Inc.
4.500%, 03/26/2020	25,000	25,650
Safeway, Inc.
5.000%, 08/15/2019	15,000	15,488
The Coca-Cola Company
1.500%, 11/15/2015	45,000	42,994
The Kroger Company
5.000%, 04/15/2013	25,000	26,696
Wal-Mart Stores, Inc.
3.250%, 10/25/2020	50,000	46,629
5.250%, 09/01/2035	20,000	19,551

		354,812
Energy - 0.75%
Apache Corp.
3.625%, 02/01/2021	25,000	23,618

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP
5.750%, 09/15/2019	$25,000	$26,561
Buckeye Partners LP
4.875%, 02/01/2021	25,000	24,795
5.500%, 08/15/2019	25,000	25,896
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	26,902
ConocoPhillips Company
5.900%, 10/15/2032	45,000	48,141
Devon Financing Corp. ULC
7.875%, 09/30/2031	25,000	32,097
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	24,687
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	25,959
Ensco PLC
3.250%, 03/15/2016	50,000	49,751
Enterprise Products Operating LLC
3.200%, 02/01/2016	50,000	49,600
Hess Corp.
8.125%, 02/15/2019	15,000	18,806
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	17,082
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	11,429
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	31,473
Noble Energy, Inc.
6.000%, 03/01/2041	50,000	50,177
Noble Holding International, Ltd.
3.050%, 03/01/2016	25,000	24,752
3.450%, 08/01/2015	5,000	5,099
NuStar Logistics LP
4.800%, 09/01/2020	25,000	24,554
Occidental Petroleum Corp.
4.125%, 06/01/2016	35,000	36,963
Petroleos Mexicanos
4.875%, 03/15/2015	25,000	26,625
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	25,000	26,720
Schlumberger SA
2.650%, 01/15/2016 (S)	50,000	49,754
Shell International Finance BV
4.300%, 09/22/2019	25,000	25,715
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	21,092
Talisman Energy, Inc.
3.750%, 02/01/2021	25,000	23,222
Transocean, Inc.
4.950%, 11/15/2015	25,000	26,389
Valero Energy Corp.
9.375%, 03/15/2019	15,000	19,151
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	31,801
Williams Partners LP
4.125%, 11/15/2020	15,000	14,260
5.250%, 03/15/2020	25,000	26,050

		869,121
Financials - 2.88%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	16,606
Aflac, Inc.
3.450%, 08/15/2015	40,000	40,105

48

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aflac, Inc. (continued)
8.500%, 05/15/2019	$10,000	$12,074
AMB Property LP
6.625%, 12/01/2019	25,000	27,571
American Express Company
8.125%, 05/20/2019	60,000	74,768
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	17,895
Bank of America Corp.
3.625%, 03/17/2016	25,000	24,604
6.500%, 08/01/2016	90,000	99,446
7.375%, 05/15/2014	35,000	39,493
Bank of New York Mellon Corp.
1.500%, 01/31/2014	50,000	49,804
5.450%, 05/15/2019	10,000	10,955
Bank of Nova Scotia
2.375%, 12/17/2013	50,000	50,964
BB&T Corp.
3.950%, 04/29/2016	25,000	25,750
5.700%, 04/30/2014	10,000	11,032
Blackrock, Inc.
5.000%, 12/10/2019	25,000	26,189
BNP Paribas
5.000%, 01/15/2021	50,000	50,390
Boston Properties LP
4.125%, 05/15/2021	25,000	23,739
Capital One Bank
6.500%, 06/13/2013	25,000	27,180
Capital One Financial Corp.
7.375%, 05/23/2014	35,000	40,139
Citigroup, Inc.
5.375%, 08/09/2020	25,000	25,699
5.500%, 10/15/2014	100,000	107,753
8.500%, 05/22/2019	25,000	30,809
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	25,520
Commonwealth Bank of Australia
2.125%, 03/17/2014 (S)	25,000	24,916
5.000%, 10/15/2019 (S)	25,000	25,787
Credit Suisse AG
5.400%, 01/14/2020	50,000	50,429
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	27,072
Credit Suisse/New York
5.500%, 05/01/2014	25,000	27,379
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	53,050
Deutsche Bank AG
3.875%, 08/18/2014	25,000	26,042
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	25,000	24,920
5.250%, 10/01/2020 (S)	25,000	25,703
European Investment Bank
1.375%, 10/20/2015	100,000	96,032
3.125%, 06/04/2014	25,000	26,130
Fifth Third Bancorp
3.625%, 01/25/2016	50,000	49,869
General Electric Capital Corp.
2.100%, 01/07/2014	25,000	25,015
5.300%, 02/11/2021	20,000	20,282
5.500%, 01/08/2020	100,000	105,655
5.625%, 05/01/2018	90,000	97,135
HSBC Bank USA, Inc.
4.625%, 04/01/2014	100,000	106,230

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
3.875%, 09/17/2019	$25,000	$25,865
John Deere Capital Corp.
1.600%, 03/03/2014	25,000	24,983
5.500%, 04/13/2017	25,000	27,847
7.000%, 03/15/2012	10,000	10,613
JPMorgan Chase & Company
3.700%, 01/20/2015	70,000	71,918
4.650%, 06/01/2014	25,000	26,698
4.750%, 05/01/2013	40,000	42,467
6.300%, 04/23/2019	40,000	44,219
KeyCorp
3.750%, 08/13/2015	25,000	25,221
Kreditanstalt fuer Wiederaufbau
1.250%, 10/26/2015	100,000	95,438
4.000%, 10/15/2013 to 01/27/2020	40,000	41,777
4.875%, 06/17/2019	10,000	11,036
Landwirtschaftliche Rentenbank
4.875%, 11/16/2015	20,000	22,112
Lincoln National Corp.
4.300%, 06/15/2015	25,000	25,898
8.750%, 07/01/2019	10,000	12,647
Lloyds TSB Bank PLC
4.875%, 01/21/2016	25,000	25,746
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	18,051
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	80,000	86,275
MetLife, Inc.
6.750%, 06/01/2016	35,000	40,393
Morgan Stanley
4.750%, 04/01/2014	125,000	130,144
National Rural Utilities
Cooperative Finance Corp.
3.050%, 03/01/2016	25,000	25,113
3.875%, 09/16/2015	20,000	20,859
Northern Trust Corp.
3.450%, 11/04/2020	40,000	37,895
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	25,000	26,585
PNC Funding Corp.
3.625%, 02/08/2015	50,000	51,624
6.700%, 06/10/2019	10,000	11,617
Pricoa Global Funding I
5.625%, 05/24/2011 (S)	10,000	10,068
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	12,695
Regions Financial Corp.
5.750%, 06/15/2015	10,000	10,188
SunTrust Banks, Inc.
3.600%, 04/15/2016	25,000	24,818
The Allstate Corp.
7.450%, 05/16/2019	25,000	29,659
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	85,000	93,259
6.150%, 04/01/2018	35,000	37,881
7.500%, 02/15/2019	10,000	11,601
The Royal Bank of Scotland PLC
3.250%, 01/11/2014	50,000	50,563
4.375%, 03/16/2016	25,000	25,127
The Travelers Companies, Inc.
3.900%, 11/01/2020	10,000	9,466
5.900%, 06/02/2019	10,000	11,046
Toyota Motor Credit Corp.
2.800%, 01/11/2016	50,000	49,708

49

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Unum Group
5.625%, 09/15/2020	$10,000	$10,150
US Bancorp
2.000%, 06/14/2013	25,000	25,359
3.442%, 02/01/2016	25,000	24,880
4.200%, 05/15/2014	10,000	10,636
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	25,000	24,223
Wachovia Corp.
5.750%, 02/01/2018	55,000	60,493
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	10,000	11,436
Wells Fargo & Company
3.625%, 04/15/2015	75,000	77,191
3.676%, 06/15/2016	25,000	25,106
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	26,132

		3,324,857
Health Care - 0.31%
AmerisourceBergen Corp.
4.875%, 11/15/2019	50,000	51,794
Amgen, Inc.
5.750%, 03/15/2040	25,000	25,461
Baxter International Inc
4.500%, 08/15/2019	25,000	26,006
Express Scripts, Inc.
6.250%, 06/15/2014	10,000	11,100
Mckesson Corp.
6.000%, 03/01/2041	25,000	25,886
Medtronic, Inc.
5.550%, 03/15/2040	25,000	25,806
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	25,830
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	28,299
Sanofi-Aventis SA
1.625%, 03/28/2014	75,000	74,809
Teva Pharmaceutical Finance III BV
1.700%, 03/21/2014	25,000	24,805
UnitedHealth Group, Inc.
4.700%, 02/15/2021	15,000	15,141
WellPoint, Inc.
6.000%, 02/15/2014	25,000	27,686

		362,623
Industrials - 0.24%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,618
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	40,000	44,491
Canadian Pacific Railway Company
5.950%, 05/15/2037	25,000	25,486
Caterpillar Financial Services Corp.
2.750%, 06/24/2015	25,000	25,407
L-3 Communications Corp.
4.950%, 02/15/2021	50,000	50,230
Norfolk Southern Corp.
5.750%, 04/01/2018	25,000	27,978
Republic Services, Inc.
5.500%, 09/15/2019	15,000	16,076
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	22,029

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
4.000%, 02/01/2021	$25,000	$24,521
Waste Management, Inc.
4.750%, 06/30/2020	25,000	25,353

		272,189
Information Technology - 0.18%
Agilent Technologies, Inc.
2.500%, 07/15/2013	25,000	25,206
Arrow Electronics Inc
6.000%, 04/01/2020	25,000	26,421
Broadcom Corp.
2.375%, 11/01/2015 (S)	10,000	9,643
Cisco Systems, Inc.
1.625%, 03/14/2014	50,000	49,875
Hewlett-Packard Company
2.200%, 12/01/2015	50,000	49,020
Oracle Corp.
3.750%, 07/08/2014	15,000	15,906
Xerox Corp.
8.250%, 05/15/2014	30,000	35,040

		211,111
Materials - 0.34%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	25,465
Allegheny Technologies, Inc.
5.950%, 01/15/2021	50,000	52,566
Arcelormittal
3.750%, 03/01/2016	50,000	49,843
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	30,000	29,545
Holcim US Finance
6.000%, 12/30/2019 (S)	25,000	26,173
Lubrizol Corp.
8.875%, 02/01/2019	20,000	25,672
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	26,504
Praxair, Inc.
4.050%, 03/15/2021	25,000	24,958
4.500%, 08/15/2019	25,000	26,004
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	12,020
Teck Resources, Ltd.
6.000%, 08/15/2040	25,000	25,156
The Dow Chemical Company
4.250%, 11/15/2020	15,000	14,303
8.550%, 05/15/2019	25,000	31,562
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	26,712

		396,483
Telecommunication Services - 0.45%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	37,706
AT&T, Inc.
5.100%, 09/15/2014	45,000	49,160
5.800%, 02/15/2019	50,000	55,483
6.450%, 06/15/2034	25,000	25,717
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	19,462
Rogers Communications, Inc.
6.375%, 03/01/2014	25,000	28,017
SBA Tower Trust
4.254%, 04/15/2015 (S)	100,000	104,080

50

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA
6.175%, 06/18/2014	$15,000	$16,090
Telefonica Emisiones SAU
5.877%, 07/15/2019	15,000	15,757
Verizon Communications, Inc.
5.500%, 02/15/2018	75,000	81,688
8.750%, 11/01/2018	15,000	19,174
Verizon Wireless Capital LLC
5.550%, 02/01/2014	25,000	27,428
8.500%, 11/15/2018	10,000	12,836
Vodafone Group PLC
5.625%, 02/27/2017	25,000	27,582

		520,180
Utilities - 0.49%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	15,775
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	23,720
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	50,000	48,952
Dominion Resources, Inc.
1.800%, 03/15/2014	25,000	24,934
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	24,549
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	26,051
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	19,548
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	15,720
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	16,998
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	20,000	21,197
Niagara Mohawk Power Corp.
4.881%, 08/15/2019 (S)	15,000	15,746
NSTAR
4.500%, 11/15/2019	25,000	25,591
Ohio Power Company
5.375%, 10/01/2021	25,000	26,555
Pacific Gas & Electric Company
5.400%, 01/15/2040	25,000	23,895
PPL Electric Utilities Corp.
7.125%, 11/30/2013	25,000	28,473
Progress Energy, Inc.
4.400%, 01/15/2021	50,000	49,566
Public Service Company of Colorado
3.200%, 11/15/2020	25,000	23,208
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	24,643
Sempra Energy
2.000%, 03/15/2014	25,000	24,807
6.500%, 06/01/2016	10,000	11,398
Southern Company
4.150%, 05/15/2014	35,000	36,994
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	15,967
Xcel Energy, Inc.
4.700%, 05/15/2020	20,000	20,567

		564,854

TOTAL CORPORATE BONDS (Cost $7,392,829)		$7,604,474

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.23%
California - 0.02%
University of California
5.770%, 05/15/2043	$20,000	$19,319
District of Columbia - 0.02%
District of Columbia
5.591%, 12/01/2034	25,000	25,150
Illinois - 0.05%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	25,000	24,800
City of Chicago
6.395%, 01/01/2040	20,000	19,199
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	9,672

		53,671
New York - 0.06%
New York City Municipal Water Finance
Authority
6.011%, 06/15/2042	20,000	20,516
New York City Transitional Finance Authority
5.508%, 08/01/2037	25,000	24,248
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	24,477

		69,241
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	25,000	25,456
Texas Transportation Commission
5.178%, 04/01/2030	15,000	14,765

		40,221
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	15,000	15,711
Virginia - 0.04%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	19,444
Virginia Public Building Authority
5.900%, 08/01/2030	25,000	25,444

		44,888

TOTAL MUNICIPAL BONDS (Cost $270,574)		$268,201

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.15%
Commercial & Residential - 1.15%
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A5
5.167%, 11/10/2042 (P)	65,000	69,628
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	52,897
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	74,976
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	26,695
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	30,000	32,527
Series2007-T28, Class AAB,
5.746%, 09/11/2042	95,000	102,106
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	130,000	139,542

51

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.815%, 12/10/2049 (P)	$70,000	$75,847
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	140,000	148,014
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class AAB
5.441%, 03/10/2039	35,000	36,740
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	26,776
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP1, Class A4,
5.038%, 03/15/2046 (P)	50,000	53,185
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	100,000	104,550
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.828%, 06/12/2050 (P)	110,000	117,853
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	65,000	68,132
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	36,824
Series 2008-T29, Class A4,
6.280%, 01/11/2043 (P)	43,000	48,103
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A2
5.935%, 06/15/2045	114,607	115,419

		1,329,814

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,275,574)		$1,329,814

ASSET BACKED SECURITIES - 0.43%
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%, 08/17/2015	20,000	21,379
Carmax Auto Owner Trust, Series 2011-1,
Class A4
2.160%, 09/15/2016	70,000	69,711
Ford Credit Auto Owner Trust 2011-A A4
1.650%, 05/15/2016	100,000	99,349
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.690%, 07/15/2015	104,000	107,644
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	100,000	99,772
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,141
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.780%, 12/15/2015	75,000	74,668
USAA Auto Owner Trust, Series 2010-1,
Class A4
2.140%, 09/15/2015	15,000	15,247

TOTAL ASSET BACKED SECURITIES (Cost $493,911)		$497,911

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.02%
Central Fund of Canada, Ltd., Class A	500	$11,185
First Opportunity Fund, Inc.	800	5,800

TOTAL INVESTMENT COMPANIES (Cost $13,274)		$16,985

SECURITIES LENDING COLLATERAL - 1.55%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	179,383	1,795,069

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,795,108)		$1,795,069

SHORT-TERM INVESTMENTS - 0.93%
Money Market Funds* - 0.93%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$204,803	$204,803
T. Rowe Price Prime Reserve Fund, 0.1942%	867,681	867,681

		1,072,484

TOTAL SHORT-TERM INVESTMENTS (Cost $1,072,484)		$1,072,484

Total Investments (Balanced Trust)
(Cost $104,490,938) - 101.23%		$116,920,386
Other assets and liabilities, net - (1.23%)		(1,425,509)

TOTAL NET ASSETS - 100.00%		$115,494,877

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.55%
Consumer Discretionary - 20.95%
Auto Components - 0.69%
Johnson Controls, Inc.	315,400	$13,111,178
Automobiles - 0.09%
General Motors Company (I)	52,800	1,638,384
Hotels, Restaurants & Leisure - 6.77%
Carnival Corp.	570,600	21,888,216
Chipotle Mexican Grill, Inc. (I)(L)	12,800	3,486,336
Las Vegas Sands Corp. (I)	300,100	12,670,222
Marriott International, Inc., Class A	660,929	23,515,854
McDonald’s Corp.	196,300	14,936,467
Starbucks Corp.	823,400	30,424,630
Starwood Hotels &
Resorts Worldwide, Inc. (L)	271,600	15,785,392
Wynn Resorts, Ltd.	40,000	5,090,000

		127,797,117
Household Durables - 0.45%
Stanley Black & Decker, Inc.	109,700	8,403,020
Internet & Catalog Retail - 6.34%
Amazon.com, Inc. (I)	438,289	78,948,998
Liberty Media Corp. - Interactive, Series A (I)	759,400	12,180,776
Netflix, Inc. (I)	1,600	379,728
priceline.com, Inc. (I)	55,500	28,107,420

		119,616,922
Leisure Equipment & Products - 0.12%
Mattel, Inc.	92,900	2,315,997
Media - 2.67%
Discovery Communications, Inc., Series C (I)	280,200	9,865,842
Omnicom Group, Inc.	216,000	10,596,960
The Walt Disney Company	631,600	27,215,644

52

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	76,466	$2,729,836

		50,408,282
Multiline Retail - 0.13%
Dollar Tree, Inc. (I)	20,900	1,160,368
Kohl’s Corp.	22,730	1,205,599

		2,365,967
Specialty Retail - 1.76%
Bed Bath & Beyond, Inc. (I)	276,700	13,356,309
CarMax, Inc. (I)	82,100	2,635,410
O’Reilly Automotive, Inc. (I)	245,000	14,077,700
Tiffany & Company	51,200	3,145,728

		33,215,147
Textiles, Apparel & Luxury Goods - 1.93%
Coach, Inc.	272,800	14,196,512
Fossil, Inc. (I)	4,100	383,965
NIKE, Inc., Class B	154,300	11,680,510
Polo Ralph Lauren Corp.	82,600	10,213,490

		36,474,477

		395,346,491
Consumer Staples - 0.30%
Beverages - 0.10%
Anheuser-Busch InBev NV	12,400	707,319
PepsiCo, Inc.	4,004	257,898
The Coca-Cola Company	13,500	895,725

		1,860,942
Food & Staples Retailing - 0.19%
Costco Wholesale Corp.	4,100	300,612
Whole Foods Market, Inc.	50,800	3,347,720

		3,648,332
Household Products - 0.01%
The Procter & Gamble Company	3,937	242,519

		5,751,793
Energy - 9.11%
Energy Equipment & Services - 5.24%
Cameron International Corp. (I)	279,200	15,942,320
FMC Technologies, Inc. (I)(L)	126,400	11,942,272
Halliburton Company	217,100	10,820,264
McDermott International, Inc. (I)	154,700	3,927,833
National Oilwell Varco, Inc.	16,200	1,284,174
Schlumberger, Ltd.	588,492	54,882,764

		98,799,627
Oil, Gas & Consumable Fuels - 3.87%
Cimarex Energy Company	37,800	4,356,072
Concho Resources, Inc. (I)	75,800	8,133,340
EOG Resources, Inc.	167,400	19,838,574
Exxon Mobil Corp.	3,638	306,065
Occidental Petroleum Corp.	103,800	10,846,062
Peabody Energy Corp.	263,000	18,925,480
Range Resources Corp. (L)	127,400	7,447,804
Suncor Energy, Inc.	71,800	3,219,512

		73,072,909

		171,872,536
Financials - 11.09%
Capital Markets - 5.02%
Ameriprise Financial, Inc.	180,851	11,046,379
Credit Suisse Group AG	17,500	743,666
Franklin Resources, Inc.	350,765	43,873,686

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	620,700	$15,865,092
Northern Trust Corp.	93,689	4,754,717
State Street Corp.	71,107	3,195,549
TD Ameritrade Holding Corp.	88,500	1,846,995
The Charles Schwab Corp.	193,986	3,497,568
The Goldman Sachs Group, Inc.	62,176	9,853,031

		94,676,683
Commercial Banks - 1.33%
PNC Financial Services Group, Inc.	1,600	100,784
U.S. Bancorp	374,100	9,887,463
Wells Fargo & Company	477,400	15,133,580

		25,121,827
Consumer Finance - 1.00%
American Express Company	417,052	18,850,750
Diversified Financial Services - 2.78%
CME Group, Inc.	2,200	663,410
IntercontinentalExchange, Inc. (I)	129,100	15,949,014
JPMorgan Chase & Company	675,600	31,145,160
NYSE Euronext	135,800	4,776,086

		52,533,670
Insurance - 0.42%
Prudential Financial, Inc.	128,100	7,888,398
Real Estate Management & Development - 0.54%
CB Richard Ellis Group, Inc., Class A (I)	385,300	10,287,510

		209,358,838
Health Care - 7.36%
Biotechnology - 1.28%
Amgen, Inc. (I)	6,200	331,390
Celgene Corp. (I)	356,200	20,492,186
Vertex Pharmaceuticals, Inc. (I)	68,200	3,268,826

		24,092,402
Health Care Equipment & Supplies - 1.18%
Edwards Lifesciences Corp. (I)	40,200	3,497,400
Intuitive Surgical, Inc. (I)(L)	200	66,692
Stryker Corp. (L)	307,079	18,670,403

		22,234,495
Health Care Providers & Services - 3.81%
Cardinal Health, Inc.	184,400	7,584,372
Express Scripts, Inc. (I)	635,000	35,312,350
McKesson Corp.	367,600	29,058,780

		71,955,502
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	8,000	889,600
Life Sciences Tools & Services - 0.13%
Thermo Fisher Scientific, Inc. (I)	46,100	2,560,855
Pharmaceuticals - 0.91%
Allergan, Inc.	198,100	14,069,062
Shire PLC, ADR (L)	36,200	3,153,020

		17,222,082

		138,954,936
Industrials - 15.59%
Aerospace & Defense - 3.36%
Honeywell International, Inc.	268,800	16,050,048
Precision Castparts Corp.	177,100	26,065,578
The Boeing Company	40,800	3,016,344
United Technologies Corp.	216,000	18,284,400

		63,416,370

53

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.80%
Expeditors International of Washington, Inc.	222,400	$11,151,136
FedEx Corp.	244,000	22,826,200

		33,977,336
Electrical Equipment - 1.77%
Emerson Electric Company	294,700	17,219,321
Rockwell Automation, Inc.	131,800	12,474,870
Roper Industries, Inc. (L)	42,900	3,709,134

		33,403,325
Industrial Conglomerates - 1.23%
3M Company	248,500	23,234,750
Machinery - 4.61%
Caterpillar, Inc.	3,300	367,455
Cummins, Inc.	5,100	559,062
Danaher Corp.	1,291,726	67,040,579
Deere & Company	92,100	8,923,569
Eaton Corp.	61,400	3,404,016
Illinois Tool Works, Inc.	12,600	676,872
Joy Global, Inc.	60,100	5,938,481

		86,910,034
Road & Rail - 1.26%
Union Pacific Corp.	242,300	23,825,359
Trading Companies & Distributors - 1.56%
Fastenal Company (L)	307,600	19,941,708
WW Grainger, Inc. (L)	68,500	9,431,080

		29,372,788

		294,139,962
Information Technology - 29.55%
Communications Equipment - 4.01%
Juniper Networks, Inc. (I)	730,221	30,727,700
QUALCOMM, Inc.	818,177	44,860,645

		75,588,345
Computers & Peripherals - 8.22%
Apple, Inc. (I)	391,400	136,383,330
EMC Corp. (I)	688,400	18,277,020
Hewlett-Packard Company	200	8,194
NetApp, Inc. (I)	10,200	491,436

		155,159,980
Electronic Equipment, Instruments & Components - 0.90%
Corning, Inc.	817,500	16,865,025
Internet Software & Services - 9.23%
Baidu, Inc., SADR (I)	277,800	38,283,618
eBay, Inc. (I)	464,978	14,432,917
Facebook, Inc., Class B (R)	267,042	6,676,050
Google, Inc., Class A (I)	160,866	94,301,258
Tencent Holdings, Ltd.	845,100	20,533,717

		174,227,560
IT Services - 4.81%
Accenture PLC, Class A	347,400	19,096,578
Automatic Data Processing, Inc.	16,233	832,915
Fiserv, Inc. (I)	44,500	2,791,040
International Business Machines Corp.	54,700	8,919,929
MasterCard, Inc., Class A	114,200	28,746,424
The Western Union Company	477,600	9,919,752
Visa, Inc., Class A (L)	277,900	20,458,998

		90,765,636
Semiconductors & Semiconductor Equipment - 1.91%
Altera Corp.	141,600	6,233,232
Broadcom Corp., Class A (I)	416,900	16,417,522

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd. (I)	11,110	$172,761
Xilinx, Inc. (L)	404,025	13,252,020

		36,075,535
Software - 0.47%
Autodesk, Inc. (I)	66,200	2,920,082
Intuit, Inc. (I)	55,100	2,925,810
Microsoft Corp.	59,644	1,512,572
Salesforce.com, Inc. (I)	11,300	1,509,454

		8,867,918

		557,549,999
Materials - 4.01%
Chemicals - 3.64%
Air Products & Chemicals, Inc.	112,900	10,181,322
Monsanto Company	72,204	5,217,461
Potash Corp. of Saskatchewan, Inc.	189,500	11,167,235
Praxair, Inc.	397,100	40,345,360
The Mosaic Company	3,000	236,250
The Sherwin-Williams Company	18,100	1,520,219

		68,667,847
Metals & Mining - 0.37%
Freeport-McMoRan Copper & Gold, Inc.	126,000	6,999,300

		75,667,147
Telecommunication Services - 1.59%
Wireless Telecommunication Services - 1.59%
American Tower Corp., Class A (I)	577,338	29,917,654

TOTAL COMMON STOCKS (Cost $1,377,255,077)		$1,878,559,356

SECURITIES LENDING COLLATERAL - 3.47%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	6,548,735	65,532,534

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,534,246)		$65,532,534

SHORT-TERM INVESTMENTS - 0.52%
Money Market Funds* - 0.52%
T. Rowe Price Prime Reserve Investment
Fund, 0.1942%	$9,290,784	$9,290,784
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	444,696	444,696

		9,735,480

TOTAL SHORT-TERM INVESTMENTS (Cost $9,735,480)		$9,735,480

Total Investments (Blue Chip Growth Trust)
(Cost $1,452,524,803) - 103.54%		$1,953,827,370
Other assets and liabilities, net - (3.54%)		(66,858,322)

TOTAL NET ASSETS - 100.00%		$1,886,969,048

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 44.36%
U.S. Government - 12.50%
U.S. Treasury Bonds
4.250%, 11/15/2040	$186,870,000	$178,548,492

54

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.750%, 12/15/2013	$1,500,000	$1,483,593
1.250%, 10/31/2015	21,575,000	20,787,858
1.375%, 11/30/2015	142,000,000	137,318,402
2.000%, 01/31/2016 (L)	144,750,000	143,483,438
2.125%, 02/29/2016 (L)	55,000,000	54,742,160
3.625%, 02/15/2021 (L)	135,700,000	137,438,588

		673,802,531
U.S. Government Agency - 31.86%
Federal Home Loan Mortgage Corp.
2.772%, 06/01/2035 (P)	7,987,695	8,449,336
3.805%, 12/01/2039 (P)	16,919,226	17,604,836
4.000%, TBA	71,500,000	73,382,145
4.000%, 04/01/2019 to 09/01/2040	113,933,082	112,868,115
4.239%, 09/01/2039 (P)	2,229,131	2,346,719
4.326%, 09/01/2039 (P)	2,583,885	2,694,784
4.500%, 02/01/2039 to 04/01/2040	90,743,848	92,335,974
5.000%, 09/01/2040	38,183,070	39,820,968
5.500%, 08/01/2035	11,027,003	11,795,043
6.500%, 05/01/2037 to 09/01/2039	36,726,117	41,057,241
Federal National Mortgage Association
1.000%, 04/01/2041 to 04/04/2041	17,425,000	4,254,301
2.050%, 04/26/2013	25,000,000	25,027,400
2.493%, 01/01/2036 (P)	12,142,699	12,702,951
2.532%, 10/01/2035 (P)	97,410,523	102,290,705
3.150%, 10/01/2040 (P)	1,896,473	1,943,298
4.000%, 04/01/2024 to 11/01/2040	178,853,891	179,871,013
4.197%, 08/01/2039 (P)	8,591,631	8,991,069
4.340%, 09/01/2039 (P)	8,671,996	9,068,267
4.454%, 09/01/2039 (P)	7,276,857	7,627,577
4.500%, 06/01/2023 to 08/01/2040	129,951,238	134,523,675
5.000%, 06/01/2035 to 09/01/2040	117,433,563	122,987,133
5.500%, 12/01/2033 to 07/01/2038	364,504,826	391,022,148
6.000%, 04/01/2035 to 09/01/2039	66,346,854	72,339,620
6.500%, 07/01/2036 to 08/01/2039	171,138,422	191,506,049
Government National Mortgage Association
3.500%, 10/20/2039 to 11/20/2039 (P)	41,395,521	43,063,722
5.000%, 08/15/2039	1,113,135	1,180,581
Tennessee Valley Authority
5.250%, 09/15/2039	5,595,000	5,865,345

		1,716,620,015

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,402,994,271)		$2,390,422,546

FOREIGN GOVERNMENT
OBLIGATIONS - 0.16%
South Korea - 0.16%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,431,983

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,314,645)		$8,431,983

CORPORATE BONDS - 42.10%
Consumer Discretionary - 3.32%
Best Buy Company, Inc.
6.750%, 07/15/2013	12,863,000	14,054,468
BorgWarner, Inc.
5.750%, 11/01/2016	4,770,000	5,080,489
CBS Corp.
5.900%, 10/15/2040	4,945,000	4,624,866
7.875%, 07/30/2030	7,625,000	8,851,558
8.200%, 05/15/2014	14,829,000	17,366,212

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	$5,305,000	$5,301,950
Expedia, Inc.
5.950%, 08/15/2020	11,240,000	11,338,350
Grupo Televisa SA
6.625%, 01/15/2040	7,080,000	7,498,492
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	7,095,000	7,122,983
6.000%, 05/05/2015 (S)	8,390,000	8,996,463
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	9,212,868
News America, Inc.
6.150%, 02/15/2041 (S)	6,365,000	6,311,814
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,397,368
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	113,008
Staples, Inc.
9.750%, 01/15/2014	14,000,000	16,795,310
Time Warner Cable, Inc.
6.750%, 07/01/2018	10,205,000	11,582,318
8.250%, 02/14/2014	5,450,000	6,331,494
United Business Media, Ltd.
5.750%, 11/03/2020 (S)	6,185,000	6,007,565
Viacom, Inc.
4.375%, 09/15/2014	9,236,000	9,843,987
Volvo Treasury AB
5.950%, 04/01/2015 (S)	12,115,000	13,305,686

		179,137,249
Consumer Staples - 2.21%
Anheuser-Busch InBev Worldwide, Inc.
5.050%, 10/15/2016	5,550,000	6,010,411
7.200%, 01/15/2014	10,000,000	11,351,960
Archer-Daniels-Midland Company
5.765%, 03/01/2041	5,415,000	5,524,342
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,558,243
5.100%, 07/15/2015	3,455,000	3,599,212
5.350%, 04/15/2014	9,845,000	10,426,022
8.500%, 06/15/2019	7,351,000	8,718,426
CVS Caremark Corp.
4.875%, 09/15/2014	11,950,000	12,943,451
5.750%, 06/01/2017	7,000,000	7,701,680
CVS Caremark Corp. (6.302% to 06/01/2012,
then 3 month LIBOR + 2.065%)
06/01/2037	17,120,000	16,820,400
Lorillard Tobacco Company
6.875%, 05/01/2020	6,160,000	6,653,256
Philip Morris International, Inc.
5.650%, 05/16/2018	11,805,000	13,119,026
The Kroger Company
7.500%, 01/15/2014	10,000,000	11,377,180

		118,803,609
Energy - 3.66%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	8,000,000	8,750,128
6.375%, 09/15/2017	10,655,000	11,712,551
DCP Midstream LLC
9.750%, 03/15/2019 (S)	8,695,000	11,196,534
Enbridge, Inc.
5.800%, 06/15/2014	15,000,000	16,610,895

55

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
5.950%, 02/01/2015	$9,695,000	$10,615,628
9.700%, 03/15/2019	6,075,000	7,919,820
Enterprise Products Operating LLC
6.500%, 01/31/2019	10,000,000	11,350,450
6.650%, 04/15/2018	5,295,000	6,021,538
Husky Energy, Inc.
5.900%, 06/15/2014	15,000,000	16,598,190
6.200%, 09/15/2017	7,600,000	8,559,751
Kerr-McGee Corp.
6.950%, 07/01/2024	6,115,000	6,751,957
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	4,869,047
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	6,310,000	6,375,391
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	4,765,000	5,445,914
NuStar Logistics LP
4.800%, 09/01/2020	4,885,000	4,797,813
7.650%, 04/15/2018	9,212,000	10,737,397
Plains All American Pipeline LP/PAA
Finance Corp.
6.500%, 05/01/2018	5,625,000	6,312,617
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	65,000	65,180
Spectra Energy Capital LLC
5.668%, 08/15/2014	6,175,000	6,759,754
6.200%, 04/15/2018	5,950,000	6,609,486
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	9,625,000	9,653,105
Transocean, Inc.
5.250%, 03/15/2013	1,000,000	1,060,838
Williams Partners LP
7.250%, 02/01/2017	15,735,000	18,402,130

		197,176,114
Financials - 21.36%
Aflac, Inc.
6.900%, 12/17/2039	5,310,000	5,570,700
8.500%, 05/15/2019	9,325,000	11,259,033
AMB Property LP
4.500%, 08/15/2017	5,000,000	5,040,495
6.625%, 12/01/2019	8,065,000	8,894,405
American Express Company
7.000%, 03/19/2018	10,470,000	12,216,145
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	9,920,000	12,178,010
AON Corp.
8.205%, 01/01/2027	7,335,000	8,144,945
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	5,770,000	5,106,450
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	3,960,000	3,900,600
Bank of America Corp.
5.650%, 05/01/2018	7,500,000	7,824,840
6.500%, 08/01/2016	6,370,000	7,038,589
Bank of America NA
5.300%, 03/15/2017	3,280,000	3,363,909
6.000%, 10/15/2036	7,660,000	7,445,604
Barclays Bank PLC
5.140%, 10/14/2020	7,170,000	6,777,098
5.200%, 07/10/2014	14,730,000	15,905,601

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC (continued)
6.050%, 12/04/2017 (S)	$6,495,000	$6,757,060
BB&T Corp.
5.700%, 04/30/2014	6,142,000	6,775,959
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	10,960,000	10,817,761
Beaver Valley Funding
9.000%, 06/01/2017	12,512,000	13,888,695
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,588,720
BNP Paribas
5.000%, 01/15/2021	9,445,000	9,518,662
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	60,000	67,312
Brandywine Operating Partnership LP
7.500%, 05/15/2015	8,092,000	9,129,265
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	14,756,324
6.250%, 11/15/2013	7,752,000	8,524,138
CDP Financial, Inc.
3.000%, 11/25/2014 (S)	13,000,000	13,236,769
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%)
03/29/2067	6,340,000	6,672,850
Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 04/15/2015, then 3 month
LIBOR + 2.490%)
04/15/2015 (Q)(S)	680,000	676,600
Citigroup, Inc.
5.850%, 12/11/2034	8,670,000	8,501,551
6.125%, 11/21/2017	8,365,000	9,101,781
6.375%, 08/12/2014	13,030,000	14,390,710
6.875%, 03/05/2038	300,000	329,683
CNA Financial Corp.
5.850%, 12/15/2014	9,000,000	9,692,406
6.500%, 08/15/2016	5,340,000	5,819,260
7.250%, 11/15/2023	11,948,000	13,026,391
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	8,970,000	9,191,021
CommonWealth REIT
5.750%, 02/15/2014	2,000,000	2,085,480
6.250%, 06/15/2017	4,075,000	4,351,424
6.650%, 01/15/2018	4,550,000	4,960,674
Credit Agricole SA
2.625%, 01/21/2014 (S)	6,000,000	5,996,982
Credit Suisse AG (3 month LIBOR + 0.690%
to 05/15/2017, then 3 month
LIBOR + 1.690%)
05/15/2017 (Q)	13,365,000	10,685,718
Credit Suisse New York
4.375%, 08/05/2020	9,160,000	8,933,611
5.300%, 08/13/2019	5,095,000	5,348,497
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	11,430,000	11,423,976
6.113%, 01/15/2020 (S)	6,105,000	6,609,645
Dexus Property Group
7.125%, 10/15/2014 (S)	14,815,000	16,601,882
Discover Bank
7.000%, 04/15/2020	5,875,000	6,454,945
Discover Financial Services
10.250%, 07/15/2019	11,460,000	14,725,458
Duke Realty LP
6.750%, 03/15/2020	3,830,000	4,263,338
8.250%, 08/15/2019	5,625,000	6,746,726

56

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Equity One, Inc.
6.250%, 12/15/2014	$7,000,000	$7,501,347
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	6,504,000	7,201,710
6.375%, 10/15/2017 (S)	6,465,000	7,237,846
First Tennessee Bank NA
5.050%, 01/15/2015	9,337,000	9,552,713
General Electric Capital Corp.
0.793%, 08/15/2036 (P)	9,945,000	7,762,261
5.300%, 02/11/2021	5,105,000	5,177,088
5.625%, 05/01/2018	13,930,000	15,034,287
6.000%, 08/07/2019	6,560,000	7,152,519
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	5,400,000	5,382,094
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	3,965,000	4,057,434
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	7,260,000	7,770,893
6.800%, 06/15/2018 (S)	3,995,000	4,381,704
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,486,076
6.625%, 03/30/2040	4,805,000	4,870,262
HCP, Inc.
5.375%, 02/01/2021	15,815,000	15,947,119
5.650%, 12/15/2013	15,000,000	16,234,590
6.300%, 09/15/2016	5,885,000	6,474,889
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,406,807
4.950%, 01/15/2021	8,010,000	7,696,280
5.875%, 05/15/2015	7,500,000	8,169,533
6.200%, 06/01/2016	395,000	431,754
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,342,084
Huntington Bancshares, Inc.
7.000%, 12/15/2020	1,960,000	2,160,767
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	9,540,000	9,387,436
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	6,946,643
Jefferies Group, Inc.
6.875%, 04/15/2021	4,475,000	4,746,122
8.500%, 07/15/2019	7,975,000	9,396,576
JPMorgan Chase & Company
3.700%, 01/20/2015	5,855,000	6,015,445
4.250%, 10/15/2020	17,140,000	16,355,674
6.000%, 01/15/2018	16,080,000	17,603,853
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	9,285,000	10,158,811
Key Bank NA
5.800%, 07/01/2014	15,919,000	17,369,937
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	10,348,000	10,854,131
7.500%, 08/15/2036 (S)	15,910,000	17,023,700
Lincoln National Corp.
7.000%, 06/15/2040	3,160,000	3,606,925
8.750%, 07/01/2019	7,290,000	9,219,656
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	10,875,000	10,168,125
Lloyds TSB Bank PLC
6.375%, 01/21/2021	9,955,000	10,361,990
Mack-Cali Realty LP
7.750%, 08/15/2019	6,665,000	8,020,741

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	$5,695,000	$5,683,895
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,404,079
7.300%, 08/01/2014 (S)	8,930,000	9,898,253
Massachusetts Mutual Life
Insurance Company
5.625%, 05/15/2033 (S)	225,000	210,294
8.875%, 06/01/2039 (S)	4,970,000	6,796,768
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	14,935,000	16,560,749
7.750%, 05/14/2038	11,565,000	13,278,840
MetLife, Inc.
6.817%, 08/15/2018	5,000,000	5,772,370
10.750%, 08/01/2039	2,985,000	4,119,300
Morgan Stanley
6.000%, 04/28/2015	5,900,000	6,416,427
7.300%, 05/13/2019	11,510,000	12,929,897
National City Bank
0.679%, 06/07/2017 (P)	8,550,000	8,059,264
Nationwide Financial Services
5.375%, 03/25/2021 (S)	4,390,000	4,341,649
New York Life Insurance Company
6.750%, 11/15/2039 (S)	7,455,000	8,551,064
Nordea Bank AB
1.750%, 10/04/2013 (S)	8,000,000	7,943,408
4.875%, 01/27/2020 (S)	7,945,000	8,118,638
Post Apartment Homes LP
4.750%, 10/15/2017	4,135,000	4,061,393
ProLogis
6.625%, 05/15/2018	7,725,000	8,353,792
7.625%, 08/15/2014	5,000,000	5,715,630
Prudential Financial, Inc.
4.750%, 04/01/2014	4,000,000	4,250,272
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)	12,359,000	16,097,598
Regions Financial Corp.
0.478%, 06/26/2012 (P)	5,166,000	4,987,308
7.750%, 11/10/2014	8,301,000	8,965,080
Santander Issuances SA (6.500% to
11/15/2014, then 3 month LIBOR + 3.920%)
08/11/2019 (S)	2,860,000	2,877,332
Silicon Valley Bank
6.050%, 06/01/2017	545,000	570,513
Simon Property Group LP
10.350%, 04/01/2019	310,000	426,789
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,278,838
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	12,930,000	14,578,924
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	378,078
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	5,000,000	5,028,910
6.150%, 04/01/2018	13,330,000	14,427,392
6.750%, 10/01/2037	20,720,000	20,898,793
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	15,778,000	16,366,362
4.875%, 03/16/2015	7,080,000	7,351,136
The Travelers Companies, Inc.
3.900%, 11/01/2020	6,000,000	5,679,396

57

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Unum Group
7.125%, 09/30/2016	$6,443,000	$7,253,755
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	5,122,000	5,694,409
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
01/15/2012 (Q)(S)	465,000	390,600
Vornado Realty LP
4.250%, 04/01/2015	15,025,000	15,362,371
W.R. Berkley Corp.
5.600%, 05/15/2015	4,310,000	4,551,537
Wachovia Bank NA
5.850%, 02/01/2037	7,295,000	7,444,445
6.600%, 01/15/2038	8,020,000	9,009,139
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,340,596
5.250%, 08/01/2014	10,000,000	10,684,910
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	5,980,000	6,854,384
Wells Fargo Bank NA
5.750%, 05/16/2016	8,620,000	9,447,373
Westpac Banking Corp.
4.875%, 11/19/2019	11,220,000	11,549,733
Willis Group Holdings PLC
5.750%, 03/15/2021	7,850,000	7,779,476
Willis North America, Inc.
6.200%, 03/28/2017	7,398,000	7,876,429
7.000%, 09/29/2019	9,685,000	10,475,054
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	8,446,000	8,935,970

		1,151,014,132
Health Care - 0.43%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	4,445,000	4,372,769
Medco Health Solutions, Inc.
7.125%, 03/15/2018	16,150,000	18,803,380

		23,176,149
Industrials - 2.99%
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	3,066,410	3,204,398
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	10,495,000	9,927,903
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	4,094,235	4,309,183
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	4,324,990	4,584,489
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	12,269,983	12,576,732
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	94,188	97,249
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	3,404,666	3,532,341
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	5,000,000	5,000,000

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$5,080,000	$5,118,100
Embraer Overseas, Ltd.
6.375%, 01/15/2020	7,410,000	7,965,750
GATX Corp.
8.750%, 05/15/2014	9,335,000	10,768,091
General Electric Company
5.250%, 12/06/2017	7,675,000	8,345,381
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	4,830,000	5,598,950
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	11,838,526	12,193,682
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	71,357	73,497
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	7,685,000	7,608,150
Ryder System, Inc.
5.850%, 03/01/2014	15,000,000	16,493,070
Textron, Inc.
5.600%, 12/01/2017	6,689,000	6,978,968
6.200%, 03/15/2015	4,000,000	4,359,600
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	10,751,222	12,256,393
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	9,630,000	10,159,650
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	9,465,000	10,032,900

		161,184,477
Information Technology - 0.16%
Fiserv, Inc.
6.800%, 11/20/2017	7,780,000	8,657,001
Materials - 2.96%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,150,000	3,311,680
9.375%, 06/01/2019	5,324,000	6,736,809
ArcelorMittal
5.375%, 06/01/2013	11,302,000	12,010,726
6.125%, 06/01/2018	1,000,000	1,058,272
6.750%, 03/01/2041	6,275,000	6,145,101
9.850%, 06/01/2019	10,125,000	12,833,954
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	6,585,000	6,541,058
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	5,875,000	5,948,438
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,477,832
International Paper Company
7.950%, 06/15/2018	8,633,000	10,369,796
9.375%, 05/15/2019	6,955,000	8,941,431
Mercer International, Inc.
9.500%, 12/01/2017 (S)	2,160,000	2,365,200
Mosaic Company
7.625%, 12/01/2016 (S)	8,150,000	8,802,000
Potash Corp. of Saskatchewan, Inc., Sr Note
5.250%, 05/15/2014	11,000,000	11,977,966
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	14,220,000	17,142,537
Teck Resources, Ltd.
10.750%, 05/15/2019	22,270,000	28,438,790

58

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.875%, 11/10/2039	$6,835,000	$7,303,068

		159,404,658
Telecommunication Services - 2.14%
Alltel Corp.
7.000%, 03/15/2016	10,000,000	11,694,900
America Movil SAB de CV
5.000%, 03/30/2020	9,595,000	9,881,948
AT&T, Inc.
6.500%, 09/01/2037	3,000,000	3,106,437
NBCUniversal Media LLC
2.100%, 04/01/2014 (S)	20,055,000	19,944,597
Qwest Corp.
7.500%, 10/01/2014	13,207,000	15,088,998
SBA Tower Trust
5.101%, 04/15/2017 (S)	11,273,000	11,554,825
Telecom Italia Capital SA
4.950%, 09/30/2014	7,350,000	7,649,579
5.250%, 11/15/2013	5,000,000	5,274,940
6.175%, 06/18/2014	9,240,000	9,911,711
7.721%, 06/04/2038	5,770,000	6,108,341
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	15,132,105

		115,348,381
Utilities - 2.87%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	10,560,000	10,759,162
Appalachian Power Company
5.000%, 06/01/2017	6,005,000	6,309,411
Commonwealth Edison Company
5.800%, 03/15/2018	15,749,000	17,382,392
Duke Energy Corp.
6.250%, 06/15/2018	5,000,000	5,656,910
6.300%, 02/01/2014	14,960,000	16,662,433
Exelon Generation Company LLC
6.250%, 10/01/2039	5,900,000	5,766,513
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	7,545,000	7,907,183
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	13,430,000	13,111,038
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,707,118
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	7,215,000	7,588,585
6.050%, 01/31/2018 (S)	4,760,000	5,197,544
KCP&L Greater Missouri Operations
Company
11.875%, 07/01/2012	6,390,000	7,124,818
Nisource Finance Corp.
5.400%, 07/15/2014	7,000,000	7,640,941
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017 (S)	4,500,000	4,661,163
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,739,000
PNPP II Funding Corp.
9.120%, 05/30/2016	37,000	39,390
PSEG Power LLC
5.000%, 04/01/2014	9,000,000	9,579,078
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	15,524	16,414
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (S)	12,300,000	12,642,641

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
W3A Funding Corp.
8.090%, 01/02/2017	$101,413	$101,554
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	6,015,000	6,037,556

		154,630,844

TOTAL CORPORATE BONDS (Cost $2,225,077,630)		$2,268,532,614

MUNICIPAL BONDS - 0.09%
California - 0.09%
State of California
7.600%, 11/01/2040	4,495,000	4,925,756

TOTAL MUNICIPAL BONDS (Cost $4,537,658)		$4,925,756

CAPITAL PREFERRED SECURITIES - 1.27%
Financials - 1.27%
Allfirst Preferred Capital Trust
1.803%, 07/15/2029 (P)	55,000	44,990
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	17,241,000	16,788,424
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month LIBOR + 5.540%)
04/08/2068 (S)	4,155,000	5,017,163
PNC Preferred Funding Trust III (8.700% to
03/15/2013 then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	17,680,000	18,907,346
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	274,771
State Street Capital Trust III (5.300% to
06/23/2011, then 3 month LIBOR + 4.990%)
06/17/2011 (Q)	11,122,000	11,136,459
State Street Capital Trust IV
1.309%, 06/15/2037 (P)	19,925,000	16,441,054

		68,610,207

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $67,020,762)		$68,610,207

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.55%

COMMERCIAL & RESIDENTIAL - 0.12%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	$1,200,000	$1,267,765
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	275,000	290,025
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4
5.364%, 03/15/2044	325,000	339,564
WaMu Mortgage Pass Through Certificates,
Series 2005-AR12, Class 1A2
2.725%, 10/25/2035 (P)	4,905,520	4,714,391

U.S. GOVERNMENT AGENCY - 10.43%
Federal Home Loan Mortgage Corp.
Series 3724, Class NB,
2.250%, 07/15/2038	48,699,732	47,455,580
Series 3672, Class DA,
4.000%, 01/15/2024	14,548,031	15,223,109
Series 3630, Class BI IO,
4.000%, 05/15/2027	4,548,546	502,121

59

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3730, Class AB,
4.000%, 11/15/2028	$38,421,276	$39,713,667
Series 3738, Class IC IO,
4.000%, 08/15/2029	18,351,743	3,303,064
Series 3738, Class MI IO,
4.000%, 09/15/2034	42,591,108	5,759,246
Series 3571, Class BA,
4.500%, 04/15/2023	23,527,998	24,646,116
Series 3571, Class JA,
4.500%, 04/15/2023	11,312,674	11,855,640
Series 3609, Class LI IO,
4.500%, 12/15/2024	39,637,993	3,856,539
Series 3623, Class LI IO,
4.500%, 01/15/2025	6,232,638	683,609
Series 3499, Class PA,
4.500%, 08/15/2036	6,650,556	6,919,448
Series 3747, Class HI IO,
4.500%, 07/15/2037	98,250,288	14,770,752
Series 3699, Class MiI,
4.500%, 01/15/2038	45,345,769	8,826,840
Series 3794, Class PI IO,
4.500%, 02/15/2038	27,279,365	4,605,504
Series 3714, Class KI IO,
4.500%, 11/15/2039	32,233,134	6,439,510
Series 3581, Class IO,
6.000%, 10/15/2039	5,244,758	1,045,066
Federal National Mortgage Association
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	11,367,006	1,243,161
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	17,490,868	2,192,795
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	13,351,062	1,524,952
Series 2009-66, Class EK,
4.000%, 09/25/2039	35,700,768	36,826,963
Series 402, Class 4 IO,
4.000%, 10/25/2039	19,160,574	4,366,230
Series 402, Class 3 IO,
4.000%, 11/25/2039	12,452,472	2,924,020
Series 2010-23, Class KA,
4.000%, 02/25/2040	22,009,223	22,760,845
Series 2009-77, Class AB,
4.500%, 05/25/2036	7,855,401	8,186,358
Series 2010-53, Class MA,
4.500%, 09/25/2037	29,886,961	31,301,074
Series 398, Class C3 IO,
4.500%, 05/25/2039	19,386,979	4,139,958
Series 401, Class C2 IO,
4.500%, 06/25/2039	10,259,171	2,223,017
Series 402, Class 8 IO,
4.500%, 11/25/2039	33,299,743	7,314,317
Series 402, Class 7 IO,
4.500%, 11/25/2039	25,488,893	5,830,535
Series 2008-29, Class BG,
4.700%, 12/25/2035	44,542,471	46,739,974
Series 2008-17, Class DP,
4.750%, 02/25/2038	25,298,073	26,445,225
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	18,763,225	2,284,884
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	9,701,855	1,130,438
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	34,753,430	4,114,062
Series 366, Class 24 IO,
5.000%, 10/01/2035	15,682,530	1,632,704

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	$34,642,612	$6,479,852
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	17,580,616	3,171,197
Government National Mortgage Association
Series 2009-103, Class DC,
3.500%, 09/16/2039	15,378,379	15,626,214
Series 2010-114, Class MA,
4.000%, 03/20/2039	28,689,168	29,658,573
Series 2009-69, Class PC,
4.000%, 07/16/2039	21,550,643	22,334,552
Series 2010-91, Class GA,
4.500%, 09/20/2036	61,005,564	64,144,227
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	43,425,698	6,142,500
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	16,594,289	2,163,306
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	24,865,428	3,268,752

		561,776,496

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $574,839,658)		$568,388,241

ASSET BACKED SECURITIES - 0.15%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.669%, 03/25/2035 (P)	7,248,885	6,358,860
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.598%, 02/28/2041 (P)	2,019,751	1,743,938

TOTAL ASSET BACKED SECURITIES (Cost $7,967,316)		$8,102,798

SECURITIES LENDING COLLATERAL - 4.20%
John Hancock Collateral
Investment Trust, 0.2876% (W)(Y)	22,592,350	226,079,385

TOTAL SECURITIES LENDING
COLLATERAL (Cost $226,084,738)		$226,079,385

SHORT-TERM INVESTMENTS - 2.03%
U.S. Government & Agency
Obligations* - 1.76%
U.S. Treasury Bills
0.013%, 04/07/2011	25,000,000	24,999,800
Federal Home Loan Bank Discount Notes
0.001%, 04/01/2011	69,795,000	69,795,000

		94,794,800
Repurchase Agreement - 0.27%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $14,389,004 on 04/01/2011,
collateralized by $14,695,000 U.S. Treasury
Bills, 0.010% due 09/22/2011 (valued at
$14,680,305, including interest)	14,389,000	14,389,000

TOTAL SHORT-TERM INVESTMENTS (Cost $109,183,948)		$109,183,800

Total Investments (Bond Trust)
(Cost $5,626,020,626) - 104.91%		$5,652,677,330
Other assets and liabilities, net - (4.91%)		(264,394,288)

TOTAL NET ASSETS - 100.00%		$5,388,283,042

60

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%
Consumer Discretionary - 20.80%
Auto Components - 1.01%
BorgWarner, Inc. (I)	146,191	$11,649,961
Automobiles - 1.10%
Bayerische Motoren Werke (BMW) AG	152,935	12,767,488
Hotels, Restaurants & Leisure - 3.80%
Chipotle Mexican Grill, Inc. (I)(L)	36,538	9,951,855
Marriott International, Inc., Class A (L)	412,752	14,685,716
Starbucks Corp.	523,786	19,353,893

		43,991,464
Internet & Catalog Retail - 4.55%
Amazon.com, Inc. (I)	254,664	45,872,626
priceline.com, Inc. (I)	13,199	6,684,502

		52,557,128
Media - 2.35%
The Walt Disney Company	631,917	27,229,304
Specialty Retail - 2.43%
Bed Bath & Beyond, Inc. (I)	236,003	11,391,865
Tiffany & Company (L)	196,557	12,076,462
Urban Outfitters, Inc. (I)	155,293	4,632,390

		28,100,717
Textiles, Apparel & Luxury Goods - 5.56%
Burberry Group Plcburberry
Group PLC-SADR	187,986	7,105,871
Coach, Inc.	255,090	13,274,884
LVMH Moet Hennessy Louis Vuitton SA	42,216	6,681,406
NIKE, Inc., Class B	260,020	19,683,514
Polo Ralph Lauren Corp. (L)	141,929	17,549,521

		64,295,196

		240,591,258
Consumer Staples - 5.50%
Food & Staples Retailing - 3.25%
Costco Wholesale Corp.	230,102	16,871,079
Whole Foods Market, Inc.	314,602	20,732,272

		37,603,351
Food Products - 0.99%
Mead Johnson Nutrition Company	196,701	11,394,889
Personal Products - 1.26%
The Estee Lauder
Companies, Inc., Class A (L)	151,369	14,585,917

		63,584,157
Energy - 6.15%
Energy Equipment & Services - 3.96%
Schlumberger, Ltd.	491,452	45,832,814
Oil, Gas & Consumable Fuels - 2.19%
Occidental Petroleum Corp.	242,091	25,296,089

		71,128,903
Financials - 3.82%
Capital Markets - 2.48%
The Charles Schwab Corp.	731,938	13,196,842
The Goldman Sachs Group, Inc.	97,621	15,470,000

		28,666,842
Consumer Finance - 1.34%
American Express Company	343,388	15,521,138

		44,187,980

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 12.96%
Biotechnology - 2.44%
Alexion Pharmaceuticals, Inc. (I)	16,702	$1,648,153
Celgene Corp. (I)	318,753	18,337,860
Vertex Pharmaceuticals, Inc. (I)(L)	171,223	8,206,718

		28,192,731
Health Care Providers & Services - 1.80%
Express Scripts, Inc. (I)	373,462	20,768,222
Life Sciences Tools & Services - 2.67%
Agilent Technologies, Inc. (I)	370,410	16,586,960
Illumina, Inc. (I)(L)	204,702	14,343,469

		30,930,429
Pharmaceuticals - 6.05%
Allergan, Inc.	214,752	15,251,687
Novo Nordisk A/S, SADR	94,693	11,858,404
Pfizer, Inc.	644,236	13,084,433
Shire PLC, ADR (L)	211,751	18,443,512
Teva Pharmaceutical Industries, Ltd., SADR	226,362	11,356,582

		69,994,618

		149,886,000
Industrials - 10.25%
Aerospace & Defense - 4.82%
Precision Castparts Corp.	154,545	22,745,933
The Boeing Company	198,654	14,686,490
United Technologies Corp.	217,201	18,386,065

		55,818,488
Air Freight & Logistics - 1.42%
Expeditors International of Washington, Inc.	101,527	5,090,564
United Parcel Service, Inc., Class B	152,076	11,302,288

		16,392,852
Machinery - 2.95%
Deere & Company	174,961	16,951,971
Ingersoll-Rand PLC	355,009	17,150,485

		34,102,456
Road & Rail - 1.06%
Union Pacific Corp.	125,001	12,291,348

		118,605,144
Information Technology - 34.56%
Communications Equipment - 3.45%
Juniper Networks, Inc. (I)	519,722	21,869,902
QUALCOMM, Inc.	328,405	18,006,446

		39,876,348
Computers & Peripherals - 7.92%
Apple, Inc. (I)	159,781	55,675,689
EMC Corp. (I)	558,999	14,841,423
NetApp, Inc. (I)	436,586	21,034,713

		91,551,825
Internet Software & Services - 5.94%
Baidu, Inc., SADR (I)	166,876	22,997,182
Google, Inc., Class A (I)	54,449	31,918,548
Mail.ru Group, Ltd., GDR (I)(S)	162,125	4,855,644
Tencent Holdings, Ltd., ADR	364,892	8,907,014

		68,678,388
IT Services - 6.40%
Cognizant Technology
Solutions Corp., Class A (I)	151,877	12,362,788
International Business Machines Corp.	225,666	36,799,355

61

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	98,690	$24,842,247

		74,004,390
Semiconductors & Semiconductor Equipment - 3.61%
Altera Corp. (L)	336,655	14,819,553
Atmel Corp. (I)	464,488	6,330,971
Avago Technologies, Ltd.	209,267	6,508,204
Broadcom Corp., Class A (I)	357,881	14,093,354

		41,752,082
Software - 7.24%
Oracle Corp.	928,696	30,990,586
Red Hat, Inc. (I)	311,391	14,134,037
Salesforce.com, Inc. (I)	159,262	21,274,218
VMware, Inc., Class A (I)	213,179	17,382,616

		83,781,457

		399,644,490
Materials - 3.58%
Chemicals - 3.58%
E.I. du Pont de Nemours & Company	312,644	17,186,041
Monsanto Company	334,460	24,168,080

		41,354,121

		41,354,121
Telecommunication Services - 1.37%
Wireless Telecommunication Services - 1.37%
American Tower Corp., Class A (I)	305,599	15,836,136

TOTAL COMMON STOCKS (Cost $877,842,075)		$1,144,818,189

SECURITIES LENDING COLLATERAL - 3.76%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,342,484	43,454,801

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,455,231)		$43,454,801

SHORT-TERM INVESTMENTS - 0.09%
Money Market Funds* - 0.09%
State Street Institutional Treasury Money
Market Fund, 0.0027%	$1,044,744	$1,044,744

TOTAL SHORT-TERM INVESTMENTS (Cost $1,044,744)		$1,044,744

Total Investments (Capital Appreciation Trust)
(Cost $922,342,050) - 102.84%		$1,189,317,734
Other assets and liabilities, net - (2.84%)		(32,816,197)

TOTAL NET ASSETS - 100.00%		$1,156,501,537

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 66.70%
Consumer Discretionary - 7.15%
Automobiles - 0.26%
General Motors Company (I)	29,000	$899,863
Hotels, Restaurants & Leisure - 1.86%
Carnival Corp.	91,400	3,506,104
Carnival PLC	4,383	172,634

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	36,000	$2,739,240

		6,417,978
Leisure Equipment & Products - 0.15%
Mattel, Inc.	21,500	535,995
Media - 2.33%
Cablevision Systems Corp., Class A (L)	14,900	515,689
Time Warner, Inc.	211,000	7,532,700

		8,048,389
Multiline Retail - 2.29%
Dollar General Corp. (I)(L)	123,300	3,865,455
Kohl’s Corp.	76,500	4,057,560

		7,923,015
Specialty Retail - 0.26%
Lowe’s Companies, Inc. (L)	33,900	895,977

		24,721,217
Consumer Staples - 11.26%
Beverages - 3.58%
PepsiCo, Inc.	191,900	12,360,279
Food Products - 4.05%
General Mills, Inc.	210,700	7,701,085
Kellogg Company (L)	114,900	6,202,302
Nestle SA	1,758	100,874

		14,004,261
Household Products - 3.22%
Colgate-Palmolive Company	40,900	3,303,084
The Procter & Gamble Company	127,137	7,831,639

		11,134,723
Tobacco - 0.41%
Philip Morris International, Inc.	21,300	1,397,919

		38,897,182
Energy - 6.52%
Oil, Gas & Consumable Fuels - 6.52%
Canadian Natural Resources, Ltd.	22,000	1,087,460
El Paso Corp.	100,100	1,801,800
EOG Resources, Inc.	34,900	4,135,999
Nexen, Inc.	303,900	7,573,188
QEP Resources, Inc.	8,900	360,806
Spectra Energy Corp.	103,400	2,810,412
Total SA	78,284	4,765,663

		22,535,328

		22,535,328
Financials - 11.15%
Capital Markets - 0.75%
Franklin Resources, Inc.	20,700	2,589,156
Commercial Banks - 5.25%
PNC Financial Services Group, Inc.	30,200	1,902,298
U.S. Bancorp	392,900	10,384,347
Wells Fargo & Company	184,200	5,839,140

		18,125,785
Diversified Financial Services - 1.84%
JPMorgan Chase & Company	116,300	5,361,430
Moody’s Corp. (L)	29,300	993,563

		6,354,993
Insurance - 3.31%
AON Corp. (L)	132,100	6,996,016
Principal Financial Group, Inc. (L)	88,400	2,838,524

62

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	51,000	$1,620,780

		11,455,320

		38,525,254
Health Care - 8.03%
Health Care Equipment & Supplies - 0.57%
Covidien PLC	37,900	1,968,526
Health Care Providers & Services - 0.81%
Henry Schein, Inc. (I)(L)	11,357	796,921
Laboratory Corp. of America Holdings (I)	21,700	1,999,221

		2,796,142
Life Sciences Tools & Services - 3.28%
Thermo Fisher Scientific, Inc. (I)	203,900	11,326,645
Pharmaceuticals - 3.37%
Pfizer, Inc.	574,070	11,659,362

		27,750,675
Industrials - 9.32%
Aerospace & Defense - 2.62%
The Boeing Company	11,400	842,802
United Technologies Corp.	96,900	8,202,585

		9,045,387
Commercial Services & Supplies - 0.41%
Republic Services, Inc.	47,600	1,429,904
Electrical Equipment - 0.61%
Cooper Industries PLC (L)	32,600	2,115,740
Machinery - 4.25%
Actuant Corp., Class A	100	2,900
Danaher Corp.	226,800	11,770,920
Illinois Tool Works, Inc.	54,200	2,911,624

		14,685,444
Trading Companies & Distributors - 1.43%
Mitsubishi Corp.	177,600	4,930,012

		32,206,487
Information Technology - 8.58%
Communications Equipment - 0.28%
Cisco Systems, Inc.	56,000	960,400
Computers & Peripherals - 0.91%
Hewlett-Packard Company	76,900	3,150,593
Electronic Equipment, Instruments & Components - 1.85%
TE Connectivity, Ltd.	183,600	6,392,952
IT Services - 4.71%
Accenture PLC, Class A	68,700	3,776,439
Amdocs, Ltd. (I)	59,500	1,716,575
Fiserv, Inc. (I)	14,400	903,168
International Business Machines Corp. (L)	56,000	9,131,920
MasterCard, Inc., Class A	2,900	729,988

		16,258,090
Semiconductors & Semiconductor Equipment - 0.83%
Texas Instruments, Inc.	83,400	2,882,304

		29,644,339
Materials - 1.86%
Chemicals - 1.86%
Air Products & Chemicals, Inc.	52,500	4,734,450
Monsanto Company	23,400	1,690,884

		6,425,334

		6,425,334

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.74%
Diversified Telecommunication Services - 1.74%
AT&T, Inc.	196,000	$5,997,600
Utilities - 1.09%
Electric Utilities - 0.40%
Edison International	1,400	51,226
Entergy Corp.	5,000	336,050
NV Energy, Inc.	65,300	972,317

		1,359,593
Multi-Utilities - 0.69%
MDU Resources Group, Inc.	12,800	294,016
OGE Energy Corp.	33,500	1,693,760
PG&E Corp.	9,200	406,456

		2,394,232

		3,753,825

TOTAL COMMON STOCKS (Cost $191,161,588)		$230,457,241

PREFERRED SECURITIES - 2.11%
Consumer Discretionary - 0.82%
Automobiles - 0.47%
General Motors Company, Series B, 4.750%	33,800	1,629,160
Household Durables - 0.35%
Newell Financial Trust I, 5.250%	25,400	1,216,660

		2,845,820
Consumer Staples - 0.13%
Food Products - 0.13%
H.J. Heinz Finance Company, 8.000% (S)	4	430,000
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Goodrich Petroleum Corp., Series B, 5.375%	1,500	73,050
Financials - 1.14%
Commercial Banks - 0.06%
Wells Fargo & Company, Series L, 7.500%	200	207,040
Diversified Financial Services - 0.61%
AMG Capital Trust I, 5.100%	35,560	1,773,555
Citigroup, Inc., 7.500%	2,600	328,900

		2,102,455
Insurance - 0.47%
Metlife, Inc., 5.000%	19,300	1,637,605

		3,947,100

TOTAL PREFERRED SECURITIES (Cost $6,931,596)		$7,295,970

CORPORATE BONDS - 8.46%
Consumer Discretionary - 1.70%
CSC Holdings, Inc., Series B
7.625%, 04/01/2011	$15,000	$15,000
Dish DBS Corp.
6.625%, 10/01/2014	475,000	502,906
Dollar General Corp.
10.625%, 07/15/2015	900,000	967,500
Home Depot, Inc.
5.400%, 03/01/2016	530,000	585,063
4.400%, 04/01/2021	715,000	712,709
Hyatt Hotels Corp
6.875%, 08/15/2019 (S)	299,000	319,621
Lamar Media Corp.
9.750%, 04/01/2014	885,000	1,022,175

63

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Resorts International
13.000%, 11/15/2013	$260,000	$312,325
10.375%, 05/15/2014	200,000	229,000
9.000%, 03/15/2020	175,000	191,844
Penske Automotive Group, Inc.
7.750%, 12/15/2016	20,000	20,675
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	253,406
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	350,000	400,050
Time Warner Cable, Inc.
7.500%, 04/01/2014	80,000	91,617
Time Warner, Inc.
5.875%, 11/15/2016	195,000	217,245
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	25,000	26,438

		5,867,574
Consumer Staples - 0.14%
General Mills, Inc.
5.200%, 03/17/2015	450,000	493,547
Energy - 1.19%
Buckeye Partners LP
5.500%, 08/15/2019	275,000	284,854
Consol Energy Inc.
8.000%, 04/01/2017	1,100,000	1,204,500
Forest Oil Corp.
8.500%, 02/15/2014	250,000	278,750
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	135,000	157,065
Peabody Energy Corp.
7.375%, 11/01/2016	180,000	199,800
6.500%, 09/15/2020	180,000	193,050
Petrohawk Energy Corp.
10.500%, 08/01/2014	400,000	459,500
Pride International, Inc.
8.500%, 06/15/2019	170,000	209,950
QEP Resources, Inc.
6.875%, 03/01/2021	100,000	105,000
6.800%, 03/01/2020	120,000	123,456
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	436,875
Range Resources Corp.
8.000%, 05/15/2019	200,000	220,500
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	118,000	123,185
Spectra Energy Capital LLC
5.650%, 03/01/2020	125,000	131,823

		4,128,308
Financials - 0.51%
Brandywine Operating Partnership LP
4.950%, 04/15/2018	195,000	192,436
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	325,000	347,750
7.125%, 09/01/2018 (S)	100,000	107,450
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	726,453
Kreditanstalt Fuer Wiederaufbau
2.750%, 09/08/2020	196,000	180,703
National Rural Utilities Cooperative
Finance Corp.
3.050%, 03/01/2016	195,000	195,881

		1,750,673

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 0.34%
Beckman Coulter, Inc.
7.000%, 06/01/2019	$120,000	$138,333
Life Technologies Corp.
3.375%, 03/01/2013	220,000	225,842
Thermo Fisher Scientific, Inc.
3.200%, 03/01/2016	395,000	401,100
4.500%, 03/01/2021	395,000	401,942

		1,167,217
Industrials - 1.05%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	117,543	138,113
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	295,902	335,848
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	97,237	105,016
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	191,663
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	234,290	256,547
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	150,000	151,125
Honeywell International, Inc.
4.250%, 03/01/2021	975,000	979,643
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	530,000	529,470
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	80,000	80,400
Verisk Analytics, Inc.
5.800%, 05/01/2021	670,000	672,059
Waste Management, Inc.
6.375%, 03/11/2015	90,000	101,859
7.375%, 03/11/2019	80,000	96,197

		3,637,940
Information Technology - 0.81%
Analog Devices, Inc.
3.000%, 04/15/2016	480,000	477,276
Brocade Communications Systems, Inc.
6.625%, 01/15/2018	225,000	238,219
6.875%, 01/15/2020	50,000	54,000
Cisco Systems, Inc.
3.150%, 03/14/2017	480,000	477,079
First Data Corp.
7.375%, 06/15/2019 (S)	350,000	357,438
International Business Machines Corp.
7.625%, 10/15/2018	390,000	487,377
Juniper Networks Inc.
4.600%, 03/15/2021	190,000	189,090
Tyco Electronics Group SA
6.000%, 10/01/2012	475,000	506,049

		2,786,528
Materials - 0.14%
Ball Corp.
7.375%, 09/01/2019	125,000	135,313
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	225,500

64

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Silgan Holdings, Inc.
7.250%, 08/15/2016	$100,000	$108,500

		469,313
Telecommunication Services - 1.84%
American Tower Corp.
4.500%, 01/15/2018	305,000	299,053
AT&T, Inc.
5.800%, 02/15/2019	440,000	488,249
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	825,000	899,250
Crown Castle International Corp.
9.000%, 01/15/2015	2,925,000	3,224,813
Nextel Communications, Inc.
5.950%, 03/15/2014	350,000	350,875
SBA Telecommunications, Inc.
8.000%, 08/15/2016	100,000	108,875
8.250%, 08/15/2019	75,000	82,875
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	25,813
8.375%, 03/15/2012	125,000	131,875
Telefonica Emisiones SAU
3.992%, 02/16/2016	355,000	356,265
5.462%, 02/16/2021	395,000	399,536

		6,367,479
Utilities - 0.74%
Black Hills Corp.
9.000%, 05/15/2014	95,000	107,886
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	817,500
Calpine Corp.
7.500%, 02/15/2021 (S)	275,000	284,625
CMS Energy Corp.
6.250%, 02/01/2020	45,000	46,946
E.CL SA
5.625%, 01/15/2021 (S)	170,000	170,047
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)	100,000	102,046
Keyspan Gas East Corp.
5.819%, 04/01/2041 (S)	385,000	384,725
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	500,000	631,505

		2,545,280

TOTAL CORPORATE BONDS (Cost $27,385,251)		$29,213,859

CONVERTIBLE BONDS - 3.08%
Consumer Discretionary - 0.68%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	447,000	570,484
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016)
06/15/2036	1,746,000	1,772,190

		2,342,674
Energy - 0.47%
Goodrich Petroleum Corp
3.250%, 12/01/2026	61,000	61,610
Oil States International, Inc.
2.375%, 07/01/2025	511,000	1,230,233
Peabody Energy Corp.
4.750%, 12/15/2041	258,000	341,850

		1,633,693

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Financials - 0.39%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	$1,332,000	$1,333,665
Industrials - 0.03%
Actuant Corp.
2.000%, 11/15/2023	75,000	110,438
Information Technology - 0.81%
Liberty Media LLC
3.125%, 03/30/2023	1,008,000	1,197,000
Linear Technology Corp.
3.000%, 05/01/2027	236,000	253,405
Xilinx, Inc.
3.125%, 03/15/2037	1,173,000	1,365,079

		2,815,484
Materials - 0.62%
Newmont Mining Corp.
1.250%, 07/15/2014	235,000	309,906
1.625%, 07/15/2017	683,000	923,758
United States Steel Corp.
4.000%, 05/15/2014	497,000	906,404

		2,140,068
Telecommunication Services - 0.08%
SBA Communications Corp.
1.875%, 05/01/2013	229,000	261,060

TOTAL CONVERTIBLE BONDS (Cost $7,900,578)		$10,637,082

TERM LOANS (M) - 8.58%
Consumer Discretionary - 6.18%
Cedar Fair LP
4.000%, 12/15/2017	648,750	651,178
Charter Communications Operating LLC
2.250%, 03/06/2014	60,242	60,091
3.560%, 09/06/2016	1,205,807	1,207,475
7.250%, 03/06/2014	199,233	199,981
CSC Holdings, Inc.
1.060%, 02/24/2012	496,918	492,570
2.060%, 03/29/2016	2,563,777	2,565,700
Dine Equity, Inc.
10/19/2017 (T)	1,375,000	1,383,594
Dollar General Corp.
3.020%, 07/07/2014	1,750,000	1,748,210
Dunkin Brands, Inc.
4.250%, 11/23/2017	5,246,875	5,282,916
Federal Mogul Corp.
2.190%, 12/28/2015	1,404,509	1,368,394
2.200%, 12/29/2014	3,562,890	3,471,274
Intelsat Jackson Holdings SA
5.250%, 04/03/2018	1,750,000	1,759,833
Univision Communications, Inc.
4.500%, 03/31/2017	1,192,659	1,161,778

		21,352,994
Consumer Staples - 0.79%
Pinnacle Foods Holding
2.760%, 04/02/2014	735,771	731,939
Reynolds Group Holdings, Inc.
4.250%, 02/09/2018	1,975,000	1,982,760

		2,714,699
Financials - 0.38%
Fifth Third Processing
5.500%, 11/03/2016	249,375	251,058
MSCI, Inc.
03/14/2017 (T)	250,000	250,860

65

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Nuveen Investments, Inc.
3.310%, 11/13/2014	$681,308	$654,055
WorldPay
6.250%, 11/30/2017	150,000	146,116

		1,302,089
Health Care - 0.27%
HCA, Inc.
1.560%, 11/16/2012	952,802	946,301
Industrials - 0.14%
Rexnord LLC
2.810%, 07/19/2013	500,000	496,250
Information Technology - 0.39%
First Data Corp.
3.000%, 09/24/2014	1,423,164	1,362,457
Materials - 0.43%
Georgia-Pacific Corp.
2.310%, 12/23/2012	1,480,241	1,478,727

TOTAL TERM LOANS (Cost $28,889,559)		$29,653,517

SECURITIES LENDING COLLATERAL - 6.66%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	2,300,134	23,017,213

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,017,450)		$23,017,213

SHORT-TERM INVESTMENTS - 14.62%
Money Market Funds* - 14.44%
T. Rowe Price Prime Reserve Fund, 0.1942% $	49,890,615	$49,890,615
Repurchase Agreement - 0.18%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $611,000 on 04/01/2011,
collateralized by $620,000 Federal National
Mortgage Assocation, 2.000% due
07/14/2014 (valued at $623,875,
including interest)	611,000	611,000

TOTAL SHORT-TERM INVESTMENTS (Cost $50,501,615)		$50,501,615

Total Investments (Capital Appreciation Value Trust)
(Cost $335,787,637) - 110.21%		$380,776,497
Other assets and liabilities, net - (10.21%)		(35,276,476)

TOTAL NET ASSETS - 100.00%		$345,500,021

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 87.22%
John Hancock Trust (G) - 87.22%
500 Index, Series NAV (John Hancock) (2)(A)	1,099,142	$12,607,152
Core Allocation Plus, Series NAV (Wellington)	5,740,033	65,378,980
International Index, Series NAV
(John Hancock) (2)(A)	521,491	9,365,976
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	320,995	6,217,670

Core Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Small Cap Index, Series NAV
(John Hancock) (2)(A)	92,507	$1,398,703
Fixed Income - 12.80%
John Hancock Trust (G) - 12.80%
Total Bond Market A,
Series NAV (Declaration) (A)	1,007,925	13,939,603

		13,939,603

TOTAL INVESTMENT COMPANIES (Cost $99,629,088)		$108,908,084

Total Investments (Core Allocation Trust)
(Cost $99,629,088) - 100.02%		$108,908,084
Other assets and liabilities, net - (0.02%)		(17,045)

TOTAL NET ASSETS - 100.00%		$108,891,039

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 60.68%
Consumer Discretionary - 8.87%
Auto Components - 0.35%
Autoliv, Inc. (L)	1,800	$133,614
BorgWarner, Inc. (I)(L)	2,500	199,225
Continental AG (I)	5,701	515,083
TRW Automotive Holdings Corp. (I)	1,600	88,128

		936,050
Automobiles - 0.99%
Astra International Tbk PT	43,000	281,000
Dongfeng Motor Group Company, Ltd.	270,000	462,457
Ford Motor Company (I)	76,700	1,143,597
Hyundai Motor Company, Ltd.	3,105	576,322
Thor Industries, Inc. (L)	4,470	149,164

		2,612,540
Distributors - 0.12%
Jardine Cycle and Carriage, Ltd.	7,000	202,747
LKQ Corp. (I)(L)	4,200	101,220

		303,967
Diversified Consumer Services - 0.16%
Apollo Group, Inc., Class A (I)	4,500	187,695
Estacio Participacoes SA	9,600	155,820
Weight Watchers International, Inc.	1,000	70,100

		413,615
Hotels, Restaurants & Leisure - 1.14%
AFC Enterprises, Inc. (I)	4,410	66,723
Chipotle Mexican Grill, Inc. (I)(L)	1,900	517,503
Darden Restaurants, Inc.	1,100	54,043
Domino’s Pizza UK & IRL PLC	16,017	110,036
Domino’s Pizza, Inc. (I)	5,400	99,522
Genting Singapore PLC (I)	264,000	428,471
Kangwon Land, Inc.	11,330	263,699
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	1,260,000	272,794
The Cheesecake Factory, Inc. (I)(L)	3,570	107,421
Wynn Macau, Ltd.	90,800	253,186
Wynn Resorts, Ltd. (L)	6,600	839,850

		3,013,248

66

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.29%
Persimmon PLC	61,366	$438,494
Tempur-Pedic International, Inc. (I)(L)	6,180	313,079

		751,573
Internet & Catalog Retail - 1.38%
Amazon.com, Inc. (I)(L)	11,830	2,130,938
Dena Company, Ltd.	10,300	372,103
Hyundai Home Shopping Network Corp.	4,495	497,391
Netflix, Inc. (I)(L)	620	147,145
priceline.com, Inc. (I)	740	374,766
Shutterfly, Inc. (I)(L)	2,000	104,720

		3,627,063
Leisure Equipment & Products - 0.40%
Brunswick Corp. (L)	7,160	182,079
Mattel, Inc.	22,600	563,418
Sega Sammy Holdings, Inc.	18,400	314,914

		1,060,411
Media - 1.33%
Cablevision Systems Corp., Class A (L)	3,900	134,979
Cinemark Holdings, Inc. (L)	7,120	137,772
DIRECTV, Class A (I)	16,130	754,884
DreamWorks Animation SKG, Inc. (I)(L)	25,200	703,836
Genius Products, Inc. (I)	16	64
MCOT PCL	31,900	30,587
Sirius XM Radio, Inc. (I)(L)	166,800	276,888
The Interpublic Group of Companies, Inc.	39,900	501,543
The McGraw-Hill Companies, Inc.	3,500	137,900
The Walt Disney Company	17,700	762,693
Time Warner Cable, Inc.	1,000	71,340

		3,512,486
Multiline Retail - 0.25%
Big Lots, Inc. (I)	3,590	155,914
Hyundai Department Store Company, Ltd.	2,118	273,878
Kohl’s Corp.	3,700	196,248
Macy’s, Inc.	1,900	46,094

		672,134
Specialty Retail - 1.44%
AutoZone, Inc. (I)(L)	1,100	300,916
Belle International Holdings, Ltd.	63,000	116,143
Dick’s Sporting Goods, Inc. (I)	7,360	294,253
Dufry Group AG (I)	5,003	575,473
Esprit Holdings, Ltd.	101,100	462,103
Limited Brands, Inc.	15,840	520,819
Lumber Liquidators Holdings, Inc. (I)(L)	28,250	705,968
Ross Stores, Inc. (L)	1,280	91,034
The Children’s Place Retail Stores, Inc. (I)	800	39,864
The Gap, Inc.	5,070	114,886
TJX Companies, Inc.	8,500	422,705
Ulta Salon, Cosmetics
& Fragrance, Inc. (I)(L)	3,100	149,203

		3,793,367
Textiles, Apparel & Luxury Goods - 1.02%
Anta Sports Products, Ltd.	172,000	266,804
China Dongxiang Group Company	257,000	81,181
Coach, Inc.	10,450	543,818
Columbia Sportswear Company	2,090	124,188
Daphne International Holdings, Ltd.	346,000	261,901
Hanesbrands, Inc. (I)(L)	8,541	230,949
Lululemon Athletica, Inc. (I)(L)	5,800	516,490
Skechers U.S.A., Inc., Class A (I)(L)	11,800	242,372
Under Armour, Inc., Class A (I)(L)	2,321	157,944

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
XTEP International Holdings	389,500	$264,260

		2,689,907

		23,386,361
Consumer Staples - 4.06%
Beverages - 0.71%
C&C Group PLC - London Exchange	38,575	173,435
Coca-Cola Enterprises, Inc.	16,200	442,260
Dr. Pepper Snapple Group, Inc.	12,800	475,648
Kirin Holdings Company, Ltd.	41,000	538,747
The Coca-Cola Company	3,410	226,254

		1,856,344
Food & Staples Retailing - 0.86%
Fresh Market, Inc. (I)	2,190	82,651
Safeway, Inc. (L)	15,440	363,458
Wal-Mart Stores, Inc.	20,660	1,075,353
Walgreen Company	12,770	512,588
X5 Retail Group NV, GDR (I)	5,693	239,960

		2,274,010
Food Products - 1.20%
Golden Agri-Resources, Ltd.	656,000	358,251
GrainCorp., Ltd.	3,034	23,854
Green Mountain
Coffee Roasters, Inc. (I)(L)	25,510	1,648,201
Hormel Foods Corp.	3,400	94,656
Ralcorp Holdings, Inc. (I)	4,200	287,406
Smithfield Foods, Inc. (I)	3,900	93,834
Tyson Foods, Inc., Class A	34,600	663,974

		3,170,176
Household Products - 0.19%
Kimberly-Clark Corp.	2,300	150,121
The Procter & Gamble Company	5,660	348,656

		498,777
Personal Products - 0.18%
Herbalife, Ltd.	2,000	162,720
Pola Orbis Holdings, Inc.	14,500	301,444

		464,164
Tobacco - 0.92%
Altria Group, Inc. (L)	24,030	625,501
Lorillard, Inc.	8,940	849,389
Philip Morris International, Inc.	14,560	955,573

		2,430,463

		10,693,934
Energy - 6.94%
Energy Equipment & Services - 0.76%
Ensco International PLC, ADR	12,600	728,784
Global Industries, Ltd. (I)(L)	9,200	90,068
Gulfmark Offshore, Inc., Class A (I)	2,850	126,854
Halliburton Company	8,400	418,656
Helmerich & Payne, Inc. (L)	1,900	130,511
Hornbeck Offshore Services, Inc. (I)	2,250	69,413
National Oilwell Varco, Inc.	2,100	166,467
Schlumberger, Ltd.	1,120	104,451
Tidewater, Inc.	2,770	165,785

		2,000,989
Oil, Gas & Consumable Fuels - 6.18%
Alpha Natural Resources, Inc. (I)(L)	21,500	1,276,455
Anadarko Petroleum Corp.	4,380	358,810
Bumi Resources Tbk PT	964,500	370,314

67

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	2,860	$151,494
Canadian Natural Resources, Ltd.	13,900	687,330
Chevron Corp.	15,900	1,708,137
ConocoPhillips	15,030	1,200,296
CONSOL Energy, Inc.	6,400	343,232
Denbury Resources, Inc. (I)	16,100	392,840
Devon Energy Corp.	3,970	364,327
Exxon Mobil Corp.	32,035	2,695,105
Hess Corp.	2,800	238,588
Inpex Corp.	116	872,628
James River Coal Company (I)	5,530	133,660
Karoon Gas Australia, Ltd. (I)	22,589	167,139
Marathon Oil Corp.	14,485	772,195
MEG Energy Corp. (I)	6,600	333,982
Murphy Oil Corp.	6,440	472,825
Noble Energy, Inc.	3,840	371,136
Occidental Petroleum Corp.	1,300	135,837
OGX Petroleo e Gas Participacoes SA (I)	27,400	329,777
Peabody Energy Corp. (L)	15,120	1,088,035
Petroleo Brasileiro SA, ADR	8,100	327,483
Rosetta Resources, Inc. (I)(L)	3,160	150,226
Sunoco, Inc.	3,300	150,447
Total SA	3,637	221,408
Valero Energy Corp.	32,800	978,096

		16,291,802

		18,292,791
Financials - 7.59%
Capital Markets - 1.09%
Ameriprise Financial, Inc.	9,450	577,206
CETIP SA - Balcao Organizado de Ativos
e Derivativos	5,900	97,571
EFG International	16,052	238,384
Evercore Partners, Inc., Class A	2,900	99,441
Invesco, Ltd.	3,400	86,904
SBI Holdings, Inc. (I)	2,290	288,246
The Goldman Sachs Group, Inc.	3,980	630,711
UBS AG (Swiss Exchange) (I)	48,400	868,770

		2,887,233
Commercial Banks - 1.87%
Banco Bradesco SA, ADR (L)	20,100	417,075
Banco Santander Brasil SA, ADR	58,300	714,758
Banco Santander SA	14,588	170,018
BNP Paribas	2,741	200,578
Huntington Bancshares, Inc.	15,400	102,256
KeyCorp	19,300	171,384
Mitsubishi UFJ Financial Group	112,000	517,047
Nordea Bank AB (L)	13,498	147,802
PNC Financial Services Group, Inc.	3,690	232,433
Seven Bank, Ltd.	158	316,779
U.S. Bancorp	6,900	182,367
UniCredit Italiano SpA	79,550	196,739
Wells Fargo & Company	49,200	1,559,640

		4,928,876
Consumer Finance - 0.34%
Capital One Financial Corp. (L)	7,820	406,327
Discover Financial Services	17,600	424,512
Green Dot Corp., Class A (I)	1,330	57,070

		887,909
Diversified Financial Services - 1.60%
Aberdeen Asset Management PLC	79,623	269,349
Bank of America Corp.	51,704	689,214

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Citigroup, Inc. (I)	169,100	$747,422
IntercontinentalExchange, Inc. (I)	1,200	148,248
JPMorgan Chase & Company	42,880	1,976,768
Justice Holdings, Ltd. (I)	6,627	104,981
The NASDAQ OMX Group, Inc. (I)	10,800	279,072

		4,215,054
Insurance - 1.96%
ACE, Ltd.	10,200	659,940
Aflac, Inc.	2,900	153,062
American Financial Group, Inc.	1,500	52,530
American International Group, Inc. (I)(L)	800	28,112
Assurant, Inc.	5,900	227,209
Axis Capital Holdings, Ltd.	1,900	66,348
Berkshire Hathaway, Inc., Class B (I)(L)	2,660	222,456
Chubb Corp. (L)	1,830	112,197
Everest Re Group, Ltd.	1,450	127,861
Marsh & McLennan Companies, Inc. (L)	8,700	259,347
Prudential Financial, Inc.	1,140	70,201
Reinsurance Group of America, Inc.	1,500	94,170
Resolution, Ltd.	217,519	1,033,733
Sony Financial Holdings, Inc.	11,400	223,934
The Allstate Corp.	15,460	491,319
The Travelers Companies, Inc.	11,890	707,217
Unum Group (L)	7,890	207,113
Validus Holdings, Ltd.	2,900	96,657
White Mountains Insurance Group, Ltd.	660	240,372
XL Group PLC	4,200	103,320

		5,177,098
Real Estate Investment Trusts - 0.40%
American Capital Agency Corp.	3,300	96,162
Annaly Capital Management, Inc.	18,910	329,980
Public Storage	4,200	465,822
The Link REIT	54,688	171,641

		1,063,605
Real Estate Management & Development - 0.33%
CB Richard Ellis Group, Inc., Class A (I)	13,400	357,780
City Developments, Ltd.	26,000	238,048
Wheelock and Company, Ltd.	71,000	266,763

		862,591

		20,022,366
Health Care - 4.87%
Biotechnology - 0.87%
Alkermes, Inc. (I)	6,200	80,290
Amgen, Inc. (I)	4,760	254,422
Ardea Biosciences, Inc. (I)(L)	2,350	67,422
Biogen Idec, Inc. (I)	7,470	548,223
Celgene Corp. (I)	3,400	195,602
Cubist Pharmaceuticals, Inc. (I)	6,200	156,488
Exelixis, Inc. (I)	6,200	70,060
Gilead Sciences, Inc. (I)	11,480	487,211
Incyte Corp. (I)(L)	4,690	74,337
Onyx Pharmaceuticals, Inc. (I)(L)	2,050	72,119
Pharmasset, Inc. (I)(L)	1,310	103,110
Regeneron Pharmaceuticals, Inc. (I)	2,370	106,508
Seattle Genetics, Inc. (I)(L)	5,750	89,528

		2,305,320
Health Care Equipment & Supplies - 0.33%
Gen-Probe, Inc. (I)(L)	3,470	230,235
HeartWare International, Inc. (I)(L)	1,340	114,610
Intuitive Surgical, Inc. (I)(L)	580	193,407
NuVasive, Inc. (I)(L)	2,910	73,681

68

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Volcano Corp. (I)	4,580	$117,248
Zoll Medical Corp. (I)(L)	2,990	133,982

		863,163
Health Care Providers & Services - 1.03%
Aetna, Inc.	11,500	430,445
CIGNA Corp.	5,500	243,540
Humana, Inc. (I)	3,510	245,489
United Drug PLC	53,536	174,329
UnitedHealth Group, Inc.	31,500	1,423,800
WellCare Health Plans, Inc. (I)	4,450	186,678

		2,704,281
Health Care Technology - 0.11%
Allscripts-Misys
Healthcare Solutions, Inc. (I)	4,770	100,122
SXC Health Solutions Corp. (I)	3,440	188,512

		288,634
Life Sciences Tools & Services - 0.18%
Agilent Technologies, Inc. (I)(L)	2,100	94,038
Illumina, Inc. (I)	1,500	105,105
Parexel International Corp. (I)(L)	3,760	93,624
Pharmaceutical Product Development, Inc.	6,690	185,380

		478,147
Pharmaceuticals - 2.35%
Abbott Laboratories (L)	17,430	854,942
AstraZeneca PLC (I)	4,522	207,898
AstraZeneca PLC, SADR	700	32,284
Auxilium Pharmaceuticals, Inc. (I)	2,900	62,263
Bristol-Myers Squibb Company	980	25,901
Daiichi Sankyo Company, Ltd.	11,300	218,175
Eli Lilly & Company	25,980	913,717
Forest Laboratories, Inc. (I)	10,960	354,008
H. Lundbeck A/S	14,672	340,441
Johnson & Johnson	9,760	578,280
Merck & Company, Inc.	18,710	617,617
Pfizer, Inc.	66,655	1,353,763
Salix Pharmaceuticals, Ltd. (I)	2,780	97,383
Shionogi & Company, Ltd.	8,900	151,829
UCB SA	10,197	387,500

		6,196,001

		12,835,546
Industrials - 6.89%
Aerospace & Defense - 1.50%
BAE Systems PLC (I)	125,994	657,448
DigitalGlobe, Inc. (I)	3,800	106,514
General Dynamics Corp. (L)	7,580	580,325
Huntington Ingalls Industries, Inc. (I)	1,620	67,230
L-3 Communications Holdings, Inc.	7,460	584,193
Lockheed Martin Corp. (L)	4,000	321,600
Northrop Grumman Corp.	9,720	609,541
Qinetiq PLC (I)	199,935	390,385
Raytheon Company	8,540	434,430
Textron, Inc. (L)	7,100	194,469

		3,946,135
Airlines - 0.05%
Copa Holdings SA, Class A	2,620	138,336
Building Products - 0.57%
Assa Abloy AB, Series B	14,351	412,581
Masco Corp.	47,200	657,024
Trex Company, Inc. (I)	3,960	129,175

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
USG Corp. (I)(L)	17,600	$293,216

		1,491,996
Commercial Services & Supplies - 0.33%
Corrections Corp. of America (I)	4,470	109,068
Pitney Bowes, Inc.	1,800	46,242
R.R. Donnelley & Sons Company (L)	23,590	446,323
Sykes Enterprises, Inc. (I)	6,730	133,052
The Geo Group, Inc. (I)(L)	4,800	123,072

		857,757
Construction & Engineering - 0.46%
Skanska AB, Series B (L)	20,612	433,928
Vinci SA	7,189	449,130
Fluor Corp.	400	29,464
Foster Wheeler AG (I)	3,070	115,493
Aecom Technology Corp. (I)	6,500	180,245

		1,208,260
Electrical Equipment - 0.23%
Belden, Inc. (L)	16,000	600,800
Industrial Conglomerates - 0.81%
3M Company (L)	3,390	316,965
Beijing Enterprises Holdings, Ltd.	52,500	300,780
General Electric Company	51,180	1,026,159
Nava Bharat Ventures, Ltd.	33,377	187,352
Shanghai Industrial Holdings, Ltd.	81,000	310,769

		2,142,025
Machinery - 1.66%
Caterpillar, Inc.	8,610	958,724
Commercial Vehicle Group, Inc. (I)	4,900	87,416
Cummins, Inc.	3,000	328,860
Dover Corp.	1,400	92,036
Eaton Corp.	3,600	199,584
Hexagon AB	10,297	245,679
Hyundai Heavy Industries Company, Ltd.	561	264,517
Joy Global, Inc. (L)	7,790	769,730
Meritor, Inc. (I)	9,380	159,179
Navistar International Corp. (I)	1,480	102,608
Pall Corp.	9,000	518,490
Parker Hannifin Corp.	650	61,542
Sauer-Danfoss, Inc. (I)	1,500	76,395
SKF AB, B Shares	7,531	219,332
United Tractors Tbk PT	64,500	160,816
Weichai Power Compnay, Ltd.	20,000	121,523

		4,366,431
Marine - 0.09%
Kawasaki Kisen Kaisha, Ltd.	67,000	247,283
Professional Services - 0.11%
The Advisory Board Company (I)	3,560	183,340
TrueBlue, Inc. (I)	6,761	113,517

		296,857
Road & Rail - 0.71%
Con-way, Inc. (L)	2,950	115,906
J.B. Hunt Transport Services, Inc. (L)	4,427	201,074
Localiza Rent A Car SA	7,630	122,443
Norfolk Southern Corp.	2,500	173,175
Old Dominion Freight Line, Inc. (I)	4,560	160,010
Ryder Systems, Inc.	1,000	50,600
Union Pacific Corp.	8,600	845,638
Vitran Corp., Inc. (I)	4,610	64,955
Werner Enterprises, Inc. (L)	5,290	140,026

		1,873,827

69

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.33%
Mitsui & Company, Ltd.	28,800	$516,239
RSC Holdings, Inc. (I)	6,750	97,065
United Rentals, Inc. (I)(L)	6,850	227,968
WW Grainger, Inc. (L)	310	42,681

		883,953
Transportation Infrastructure - 0.04%
Cia de Concessoes Rodoviarias, ADR	3,900	113,227

		18,166,887
Information Technology - 12.79%
Communications Equipment - 2.06%
AAC Acoustic
Technologies Holdings, Inc.	37,990	102,799
Acme Packet, Inc. (I)(L)	2,640	187,334
ADTRAN, Inc. (L)	3,170	134,598
Alcatel-Lucent, SADR (I)(L)	55,200	320,712
Aruba Networks, Inc. (I)	3,880	131,299
Cisco Systems, Inc.	8,350	143,203
Comverse Technology, Inc. (I)	196,300	1,474,213
F5 Networks, Inc. (I)	2,160	221,551
Finisar Corp. (I)	3,570	87,822
Ixia (I)(L)	3,690	58,597
JDS Uniphase Corp. (I)	4,000	83,360
Motorola Mobility Holdings, Inc. (I)	27,862	679,833
Motorola Solutions, Inc. (I)	12,342	551,564
Polycom, Inc. (I)(L)	4,890	253,547
QUALCOMM, Inc.	820	44,961
Research In Motion, Ltd. (I)	7,700	435,589
Riverbed Technology, Inc. (I)	2,500	94,125
ZTE Corp., Class H	91,200	426,052

		5,431,159
Computers & Peripherals - 1.79%
Apple, Inc. (I)	8,160	2,843,352
Dell, Inc. (I)	35,000	507,850
EMC Corp. (I)	31,900	846,945
Hewlett-Packard Company	940	38,512
Lexmark
International, Inc., Class A (I)(L)	2,800	103,712
NetApp, Inc. (I)(L)	6,100	293,898
SanDisk Corp. (I)(L)	1,750	80,658

		4,714,927
Electronic Equipment, Instruments & Components - 0.33%
FUJIFILM Holdings Corp.	14,000	433,566
Jabil Circuit, Inc.	15,490	316,461
Kingboard Laminates Holdings, Ltd.	142,000	118,582

		868,609
Internet Software & Services - 1.88%
Ancestry.com, Inc. (I)(L)	2,670	94,652
Baidu, Inc., SADR (I)	3,900	537,459
Daum Communications Corp. (I)	3,093	275,995
Demand Media, Inc. (I)(L)	5,020	118,221
Dice Holdings, Inc. (I)(L)	9,700	146,567
eBay, Inc. (I)	37,430	1,161,827
Google, Inc., Class A (I)	570	334,140
LivePerson, Inc. (I)	4,940	62,442
Netease.com, Inc., ADR (I)	19,800	980,298
Quinstreet, Inc. (I)(L)	7,280	165,474
Rackspace Hosting, Inc. (I)	2,600	111,410
Sohu.com, Inc. (I)(L)	3,400	303,824
Tencent Holdings, Ltd.	17,500	425,204
Yahoo!, Inc. (I)	13,600	226,440

		4,943,953

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.42%
Amdocs, Ltd. (I)	11,200	$323,120
Forrester Research, Inc.	3,400	130,186
Gartner, Inc. (I)(L)	2,400	100,008
Hisoft Technology
International, Ltd., ADR (I)(L)	3,500	65,555
International Business Machines Corp. (L)	9,760	1,591,563
MasterCard, Inc., Class A	940	236,617
Syntel, Inc. (L)	2,560	133,709
Teradata Corp. (I)	11,200	567,840
The Western Union Company	29,300	608,561

		3,757,159
Semiconductors & Semiconductor Equipment - 1.79%
Advanced Micro Devices, Inc. (I)	8,200	70,520
Applied Materials, Inc.	8,700	135,894
Applied Micro Circuits Corp. (I)	8,340	86,569
Avago Technologies, Ltd.	9,400	292,340
Cavium Networks, Inc. (I)(L)	4,440	199,489
Cree, Inc. (I)(L)	7,300	336,968
Cymer, Inc. (I)(L)	2,700	152,766
Cypress Semiconductor Corp. (I)	5,770	111,823
Intel Corp.	56,300	1,135,571
Lam Research Corp. (I)	10,100	572,266
LSI Corp. (I)	26,400	179,520
Maxim Integrated Products, Inc. (L)	17,300	442,880
NVIDIA Corp. (I)	9,000	166,140
Samsung Electronics Company, Ltd.	504	427,583
Skyworks Solutions, Inc. (I)(L)	5,890	190,954
Wolfson Microelectronics PLC (I)	54,806	212,477

		4,713,760
Software - 3.52%
Activision Blizzard, Inc.	28,300	310,451
Ariba, Inc. (I)(L)	4,400	150,216
BMC Software, Inc. (I)	8,600	427,764
BroadSoft, Inc. (I)	2,760	131,624
Cadence Design Systems, Inc. (I)(L)	17,190	167,603
Citrix Systems, Inc. (I)	7,526	552,860
CommVault Systems, Inc. (I)(L)	2,670	106,480
Concur Technologies, Inc. (I)(L)	2,770	153,597
Electronic Arts, Inc. (I)(L)	66,600	1,300,698
Fortinet, Inc. (I)	1,400	61,600
Microsoft Corp.	60,100	1,524,136
Nintendo Company, Ltd.	2,680	723,967
Oracle Corp.	22,030	735,141
Parametric Technology Corp. (I)(L)	5,020	112,900
Quest Software, Inc. (I)	2,590	65,760
RealD, Inc. (I)(L)	4,130	112,997
RealPage, Inc. (I)	4,640	128,667
Red Hat, Inc. (I)	7,900	358,581
Salesforce.com, Inc. (I)(L)	5,370	717,325
Shanda Interactive
Entertainment, Ltd., ADR (I)(L)	16,600	697,034
SuccessFactors, Inc. (I)(L)	6,270	245,094
TIBCO Software, Inc. (I)(L)	5,590	152,328
Totvs SA	5,650	108,491
Velti PLC (I)(L)	11,157	140,467
VMware, Inc., Class A (I)	1,200	97,848

		9,283,629

		33,713,196
Materials - 5.88%
Chemicals - 1.25%
Agrium, Inc.	8,100	747,306
E.I. du Pont de Nemours & Company	3,100	170,407

70

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	2,000	$198,640
Huabao International Holdings, Ltd.	368,000	568,263
LSB Industries, Inc. (I)	2,960	117,334
Methanex Corp.	5,320	166,144
Monsanto Company	1,900	137,294
Rockwood Holdings, Inc. (I)	2,400	118,128
The Mosaic Company	13,650	1,074,938

		3,298,454
Construction Materials - 0.77%
Anhui Conch Cement Company, Ltd.	110,000	691,983
BBMG Corp.	129,500	213,317
CRH PLC (London Exchange)	25,241	579,283
HeidelbergCement AG	7,822	546,375

		2,030,958
Metals & Mining - 3.86%
Agnico Eagle Mines, Ltd.	14,500	962,075
Alcoa, Inc.	1,900	33,535
Allegheny Technologies, Inc. (L)	6,700	453,724
Barrick Gold Corp.	21,400	1,110,874
BHP Billiton, Ltd., SADR (L)	2,500	239,700
Cliffs Natural Resources, Inc.	6,400	628,992
Compania de Minas
Buenaventura SA, ADR (L)	10,410	447,318
Freeport-McMoRan Copper & Gold, Inc.	11,610	644,936
Goldcorp, Inc.	21,500	1,070,700
IAMGOLD Corp.	42,700	940,254
Kumba Iron Ore, Ltd.	3,678	259,538
Newmont Mining Corp.	5,300	289,274
Rio Tinto PLC	5,227	368,807
Silver Wheaton Corp.	13,000	563,680
Steel Dynamics, Inc.	29,300	549,961
Titanium Metals Corp. (I)(L)	1,700	31,586
United States Steel Corp.	7,600	409,944
Walter Energy, Inc.	4,990	675,796
Xstrata PLC	13,698	319,836
Yamato Kogyo Company, Ltd.	5,400	179,827

		10,180,357

		15,509,769
Telecommunication Services - 1.38%
Diversified Telecommunication Services - 1.06%
AT&T, Inc.	25,560	782,136
Deutsche Telekom AG	30,130	465,555
KT Corp.	14,271	505,857
Verizon Communications, Inc.	26,930	1,037,882

		2,791,430
Wireless Telecommunication Services - 0.32%
Advanced Info Service PLC	137,700	409,754
MetroPCS Communications, Inc. (I)	2,900	47,096
Softbank Corp.	10,000	395,390

		852,240

		3,643,670
Utilities - 1.41%
Electric Utilities - 0.80%
Entergy Corp.	9,370	629,758
Exelon Corp. (L)	9,600	395,904
NV Energy, Inc.	6,200	92,318
Pepco Holdings, Inc.	21,100	393,515
Pinnacle West Capital Corp.	13,750	588,363

		2,099,858

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.13%
Snam Rete Gas SpA	62,995	$354,247
Independent Power Producers & Energy Traders - 0.07%
The AES Corp. (I)	13,400	174,200
Multi-Utilities - 0.27%
Ameren Corp.	15,900	446,313
Integrys Energy Group, Inc.	1,160	58,592
Xcel Energy, Inc.	8,500	203,065

		707,970
Water Utilities - 0.14%
Cia de Saneamento de Minas Gerais	22,600	380,669

		3,716,944

TOTAL COMMON STOCKS (Cost $139,478,406)		$159,981,464

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.05%
U.S. Government - 6.42%
Treasury Inflation Protected Securities
2.000%, 04/15/2012	$1,980,308	$2,069,730
2.625%, 07/15/2017	500,284	573,920
U.S. Treasury Bonds
3.875%, 08/15/2040	475,000	424,754
4.250%, 05/15/2039 (F)	350,000	335,453
4.375%, 02/15/2038 (F)	175,000	171,992
4.625%, 02/15/2040	500,000	509,453
4.750%, 02/15/2041	600,000	623,250
6.250%, 08/15/2023 (F)	100,000	124,047
8.750%, 05/15/2017	800,000	1,079,438
U.S. Treasury Notes
0.625%, 02/28/2013	2,325,000	2,317,644
0.750%, 12/15/2013	1,850,000	1,829,765
2.500%, 04/30/2015	2,400,000	2,462,438
3.125%, 08/31/2013	3,075,000	3,231,120
3.625%, 02/15/2021	425,000	430,445
4.500%, 11/30/2011	710,000	730,135

		16,913,584
U.S. Government Agency - 3.63%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	120,528	122,621
5.125%, 10/18/2016	400,000	448,708
5.250%, 04/18/2016	300,000	339,071
Federal National Mortgage Association
3.500%, TBA	2,900,000	2,725,495
4.000%, TBA	2,000,000	1,963,772
4.500%, TBA	200,000	203,215
4.520%, 04/01/2020	296,662	305,284
4.680%, 02/01/2020	296,546	308,626
4.875%, 12/15/2016	200,000	222,402
6.000%, 05/15/2011	500,000	503,604
Government National
Mortgage Association
4.000%, TBA	2,000,000	1,996,585
5.000%, 04/15/2036 to 04/15/2038	417,529	443,406

		9,582,789

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $26,559,001)		$26,496,373

FOREIGN GOVERNMENT
OBLIGATIONS - 0.26%
Brazil - 0.21%
Federative Republic of Brazil
5.875%, 01/15/2019	200,000	221,500

71

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
10.000%, 01/01/2012	BRL	550,000	$339,830

			561,330
Qatar - 0.05%
Government of Qatar
4.000%, 01/20/2015 (S)		$120,000	123,900

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $627,731)			$685,230

CORPORATE BONDS - 14.85%
Consumer Discretionary - 1.67%
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		40,000	44,129
CBS Corp.
5.750%, 04/15/2020		90,000	95,055
8.200%, 05/15/2014		95,000	111,254
Comcast Cable Communications LLC
8.500%, 05/01/2027		50,000	59,743
Comcast Corp.
5.850%, 11/15/2015		35,000	38,930
6.450%, 03/15/2037		300,000	307,095
COX Communications, Inc.
5.450%, 12/15/2014		80,000	88,193
6.250%, 06/01/2018 (S)		35,000	38,961
8.375%, 03/01/2039 (S)		180,000	228,483
CSC Holdings, Inc.
7.625%, 07/15/2018		65,000	71,175
D.R. Horton, Inc.
7.875%, 08/15/2011		60,000	60,600
Daimler Finance North America LLC
7.300%, 01/15/2012		210,000	220,582
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016		190,000	190,166
4.750%, 10/01/2014		70,000	75,296
Ford Motor Company
7.450%, 07/16/2031		65,000	70,324
Grupo Televisa SA
6.625%, 01/15/2040		95,000	100,615
Historic TW, Inc.
6.625%, 05/15/2029		100,000	106,563
Liberty Media LLC
8.250%, 02/01/2030		15,000	14,588
Limited Brands, Inc.
7.000%, 05/01/2020		10,000	10,588
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016		60,000	64,500
6.900%, 04/01/2029		50,000	50,625
NetFlix, Inc.
8.500%, 11/15/2017		15,000	16,894
News America, Inc.
6.150%, 03/01/2037		175,000	173,403
6.150%, 02/15/2041 (S)		85,000	84,290
7.280%, 06/30/2028		140,000	154,634
Phillips-Van Heusen Corp.
7.375%, 05/15/2020		20,000	21,150
President and Fellows of Harvard College
5.625%, 10/01/2038		100,000	106,637
Princeton University
5.700%, 03/01/2039		40,000	43,298
QVC, Inc.
7.500%, 10/01/2019 (S)		20,000	21,000

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Staples, Inc.
9.750%, 01/15/2014	$170,000	$203,943
Target Corp.
7.000%, 01/15/2038	150,000	177,109
Tenneco, Inc.
8.125%, 11/15/2015	20,000	21,400
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	35,000	41,650
Time Warner Cable, Inc.
5.000%, 02/01/2020	115,000	116,136
5.850%, 05/01/2017	75,000	81,905
6.550%, 05/01/2037	165,000	167,813
6.750%, 07/01/2018	100,000	113,497
8.250%, 02/14/2014	50,000	58,087
Time Warner, Inc.
4.700%, 01/15/2021	60,000	59,671
5.875%, 11/15/2016	15,000	16,711
6.250%, 03/29/2041	100,000	99,275
7.625%, 04/15/2031	200,000	230,563
Viacom, Inc.
4.500%, 03/01/2021	70,000	68,303
5.625%, 09/15/2019	180,000	196,735
6.125%, 10/05/2017	30,000	33,727
Videotron Ltee
9.125%, 04/15/2018	25,000	28,063
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	15,000	15,900

		4,399,259
Consumer Staples - 1.48%
Altria Group, Inc.
9.700%, 11/10/2018	240,000	315,199
10.200%, 02/06/2039	25,000	35,470
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	30,000	31,648
6.875%, 11/15/2019	100,000	117,968
7.750%, 01/15/2019	175,000	215,016
BAT International Finance PLC
9.500%, 11/15/2018 (S)	15,000	19,821
Bottling Group LLC
5.125%, 01/15/2019	45,000	49,223
Cargill, Inc.
5.600%, 09/15/2012 (S)	150,000	159,514
Cia de Bebidas das Americas
8.750%, 09/15/2013	145,000	165,518
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	165,026
7.375%, 03/03/2014	145,000	167,994
Constellation Brands, Inc.
7.250%, 05/15/2017	15,000	16,275
CVS Caremark Corp.
6.125%, 08/15/2016 to 09/15/2039	230,000	245,909
6.250%, 06/01/2027	65,000	71,195
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,852
General Mills, Inc.
5.200%, 03/17/2015	5,000	5,484
5.250%, 08/15/2013	185,000	200,893
5.650%, 02/15/2019	25,000	27,673
Kraft Foods, Inc.
4.125%, 02/09/2016	170,000	176,071
6.750%, 02/19/2014	40,000	45,090
6.875%, 02/01/2038	220,000	243,909

72

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Lorillard Tobacco Company
6.875%, 05/01/2020	$25,000	$27,002
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	144,489
Philip Morris International, Inc.
5.650%, 05/16/2018	195,000	216,706
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	50,305
Smithfield Foods, Inc.
10.000%, 07/15/2014	20,000	23,550
The Kroger Company
6.200%, 06/15/2012	50,000	52,847
6.750%, 04/15/2012	160,000	169,539
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	150,000	136,832
6.200%, 04/15/2038	325,000	356,812
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	200,000	204,374

		3,903,204
Energy - 1.12%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	190,000	189,755
BP Capital Markets PLC
3.125%, 10/01/2015	250,000	250,980
4.750%, 03/10/2019	20,000	20,784
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	30,747
Canadian Natural Resources, Ltd.
4.900%, 12/01/2014	75,000	81,295
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	21,600
ConocoPhillips
4.600%, 01/15/2015	85,000	92,520
5.900%, 05/15/2038	170,000	179,017
6.500%, 02/01/2039	50,000	56,921
Consol Energy Inc.
8.000%, 04/01/2017	5,000	5,475
8.250%, 04/01/2020	10,000	11,088
El Paso Corp.
7.000%, 06/15/2017	60,000	67,097
Energy Transfer Equity LP
7.500%, 10/15/2020	10,000	10,875
Enterprise Products Operating LLC
3.200%, 02/01/2016	85,000	84,320
5.250%, 01/31/2020	210,000	217,632
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	10,000	10,375
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	235,000	252,001
6.500%, 02/01/2037	50,000	51,133
6.850%, 02/15/2020	100,000	114,415
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	10,000	10,325
Newfield Exploration Company
7.125%, 05/15/2018	10,000	10,750
Nexen, Inc.
7.500%, 07/30/2039	20,000	22,504
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	214,120
Peabody Energy Corp.
6.500%, 09/15/2020	41,000	43,973
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	275,497

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pioneer Natural Resources Company
6.650%, 03/15/2017	$25,000	$27,084
Plains All American Pipeline LP / PAA
Finance Corp.
5.000%, 02/01/2021	45,000	45,064
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	70,000	74,816
Range Resources Corp.
7.500%, 10/01/2017	10,000	10,650
Statoil ASA
3.125%, 08/17/2017	200,000	197,434
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	35,000	43,339
Transocean, Inc.
4.950%, 11/15/2015	150,000	158,332
Valero Energy Corp.
4.500%, 02/01/2015	70,000	73,567

		2,955,485
Financials - 6.16%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	75,000	82,137
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	70,000	77,959
AMB Property LP
6.125%, 12/01/2016	155,000	169,412
American Express Centurion Bank
6.000%, 09/13/2017	250,000	278,136
American Express Credit Corp.
7.300%, 08/20/2013	100,000	111,742
American International Group, Inc.
6.400%, 12/15/2020	100,000	106,606
Ameriprise Financial, Inc.
5.300%, 03/15/2020	40,000	42,339
AvalonBay Communities, Inc.
6.100%, 03/15/2020	285,000	318,163
Bank of America Corp.
5.625%, 07/01/2020	165,000	169,159
5.650%, 05/01/2018	415,000	432,974
5.750%, 12/01/2017	135,000	142,028
5.875%, 01/05/2021	100,000	104,263
Barclays Bank PLC
6.050%, 12/04/2017 (S)	100,000	104,035
6.750%, 05/22/2019	120,000	135,357
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	74,014
7.500%, 05/15/2015	125,000	141,023
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	246,030
7.375%, 05/23/2014	45,000	51,607
CIT Group, Inc.
7.000%, 05/01/2015	30,000	30,263
Citigroup, Inc.
4.750%, 05/19/2015	50,000	52,332
5.500%, 08/27/2012	100,000	105,315
6.125%, 11/21/2017 to 05/15/2018	340,000	370,163
6.500%, 08/19/2013	245,000	267,694
6.875%, 03/05/2038	150,000	164,842
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	180,000	180,603
Credit Suisse New York
6.000%, 02/15/2018	500,000	530,190

73

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
6.450%, 06/12/2017	$140,000	$150,749
DuPont Fabros Technology LP
8.500%, 12/15/2017	25,000	27,531
Equity One, Inc.
6.000%, 09/15/2017	80,000	82,183
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	235,000	263,093
ERP Operating LP
4.750%, 07/15/2020	65,000	65,714
5.250%, 09/15/2014	125,000	135,858
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	21,736
Fifth Third Bancorp
3.625%, 01/25/2016	120,000	119,685
General Electric Capital Corp.
2.800%, 01/08/2013	300,000	306,777
3.750%, 11/14/2014	150,000	156,113
4.625%, 01/07/2021	250,000	245,824
5.300%, 02/11/2021	145,000	147,048
5.625%, 05/01/2018	100,000	107,927
5.875%, 01/14/2038	75,000	74,046
6.750%, 03/15/2032	90,000	98,896
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	65,000	69,574
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	15,000	16,425
HCP, Inc.
3.750%, 02/01/2016	15,000	15,049
5.650%, 12/15/2013	185,000	200,227
6.000%, 01/30/2017	35,000	37,746
Health Care REIT, Inc.
5.250%, 01/15/2022	166,000	161,698
Host Hotels & Resorts LP
6.375%, 03/15/2015	15,000	15,319
6.750%, 06/01/2016	25,000	25,781
HSBC Holdings PLC
0.501%, 10/06/2016 (P)	150,000	147,985
6.800%, 06/01/2038	105,000	109,946
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,150
6.375%, 03/25/2013	45,000	46,575
6.750%, 09/01/2016 (S)	5,000	5,350
7.125%, 09/01/2018 (S)	35,000	37,608
JPMorgan Chase & Company
3.700%, 01/20/2015	175,000	179,796
6.000%, 01/15/2018	345,000	377,695
6.125%, 06/27/2017	100,000	108,693
6.400%, 05/15/2038	250,000	276,211
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	139,831
Lazard Group LLC
6.850%, 06/15/2017	200,000	212,667
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	250,000	262,228
Lincoln National Corp.
4.300%, 06/15/2015	135,000	139,852
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	127,188
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	136,756

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	$110,000	$117,595
6.220%, 09/15/2026	100,000	99,322
6.400%, 08/28/2017	55,000	59,878
6.875%, 04/25/2018	165,000	182,961
MetLife, Inc.
5.000%, 06/15/2015	150,000	161,270
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	321,614
5.125%, 04/10/2013 (S)	25,000	26,664
Morgan Stanley
4.200%, 11/20/2014	100,000	103,127
5.750%, 01/25/2021	130,000	131,013
6.000%, 04/28/2015	100,000	108,753
6.625%, 04/01/2018	500,000	548,631
Morgan Stanley Dean Witter
6.600%, 04/01/2012	75,000	79,300
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	100,000	121,610
Nomura Holdings, Inc.
5.000%, 03/04/2015	80,000	82,752
PNC Funding Corp.
5.625%, 02/01/2017	300,000	325,034
Principal Financial Group, Inc.
6.050%, 10/15/2036	175,000	179,606
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	25,000	27,875
Prudential Financial, Inc.
4.750%, 09/17/2015	120,000	127,564
5.150%, 01/15/2013	115,000	121,500
Realty Income Corp.
6.750%, 08/15/2019	130,000	148,144
Simon Property Group LP
6.100%, 05/01/2016	45,000	50,767
6.125%, 05/30/2018	50,000	55,943
SLM Corp.
6.250%, 01/25/2016	215,000	224,138
8.450%, 06/15/2018	10,000	11,200
SunTrust Banks, Inc.
3.600%, 04/15/2016	140,000	138,981
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	275,000	272,593
4.300%, 05/15/2014	60,000	64,283
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	129,015
The Charles Schwab Corp.
4.950%, 06/01/2014	55,000	59,710
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	125,000	123,601
5.375%, 03/15/2020	30,000	30,417
6.000%, 05/01/2014	90,000	98,744
6.150%, 04/01/2018	295,000	319,286
6.250%, 09/01/2017 to 02/01/2041	190,000	197,514
6.750%, 10/01/2037	180,000	181,553
7.500%, 02/15/2019	110,000	127,610
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	165,966
UDR, Inc.
6.050%, 06/01/2013	60,000	63,739
UFJ Finance Aruba AEC
6.750%, 07/15/2013	100,000	110,062
Unitrin, Inc.
6.000%, 05/15/2017	25,000	25,703

74

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Unum Group
7.125%, 09/30/2016	$45,000	$50,663
W.R. Berkley Corp.
5.600%, 05/15/2015	100,000	105,604
Wachovia Corp.
5.750%, 06/15/2017	180,000	199,182
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	100,000	114,358
Wells Fargo & Company
3.676%, 06/15/2016	400,000	401,688
4.600%, 04/01/2021	120,000	118,481
4.950%, 10/16/2013	240,000	256,153
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	84,626

		16,227,709
Health Care - 0.66%
AmerisourceBergen Corp.
4.875%, 11/15/2019	30,000	31,076
5.875%, 09/15/2015	75,000	83,479
Amgen, Inc.
3.450%, 10/01/2020	100,000	93,955
6.400%, 02/01/2039	40,000	44,360
6.900%, 06/01/2038	100,000	118,023
Express Scripts, Inc.
6.250%, 06/15/2014	60,000	66,599
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,194
HCA, Inc.
7.250%, 09/15/2020	5,000	5,350
8.500%, 04/15/2019	55,000	61,050
Life Technologies Corp.
4.400%, 03/01/2015	100,000	104,208
McKesson Corp.
7.500%, 02/15/2019	5,000	6,040
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	69,858
Merck & Company, Inc.
3.875%, 01/15/2021	150,000	146,583
4.000%, 06/30/2015	125,000	132,929
Pfizer, Inc.
6.200%, 03/15/2019	170,000	195,644
7.200%, 03/15/2039	50,000	61,892
Quest Diagnostics, Inc.
3.200%, 04/01/2016	95,000	94,255
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	169,795
St Jude Medical, Inc.
2.500%, 01/15/2016	95,000	93,062
Tenet Healthcare Corp.
8.875%, 07/01/2019	40,000	45,600
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	40,906
WellPoint, Inc.
4.350%, 08/15/2020	35,000	34,865
7.000%, 02/15/2019	30,000	35,512

		1,752,235
Industrials - 0.42%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	25,000	27,156
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	5,000	5,556

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CNH America LLC
7.250%, 01/15/2016	$15,000	$16,388
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	42,525	45,183
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	45,735	48,137
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	35,000	38,238
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,544
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,231
GATX Corp.
4.750%, 05/15/2015	65,000	67,755
General Electric Company
5.250%, 12/06/2017	280,000	304,457
L-3 Communications Corp.
5.200%, 10/15/2019	120,000	125,030
Masco Corp.
6.500%, 08/15/2032	15,000	13,534
Navios Maritime Holdings, Inc. / Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	15,000	16,256
Navistar International Corp.
8.250%, 11/01/2021	15,000	16,631
Republic Services, Inc.
5.250%, 11/15/2021	180,000	188,188
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	21,633	23,472
Textron, Inc.
7.250%, 10/01/2019	60,000	69,089
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	15,000	14,985
Waste Management, Inc.
6.375%, 03/11/2015	60,000	67,906

		1,108,736
Information Technology - 0.21%
Avnet, Inc.
6.625%, 09/15/2016	75,000	81,971
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	5,131
Equinix, Inc.
8.125%, 03/01/2018	20,000	21,650
International Business Machines Corp.
5.700%, 09/14/2017	100,000	113,033
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	4,969
Mantech International Corp.
7.250%, 04/15/2018	10,000	10,500
Seagate Technology International
10.000%, 05/01/2014 (S)	19,000	22,135
Xerox Corp.
4.250%, 02/15/2015	60,000	63,094
6.350%, 05/15/2018	50,000	56,481
6.400%, 03/15/2016	160,000	181,128

		560,092

75

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 0.52%
Agrium, Inc.
7.125%, 05/23/2036	$85,000	$98,251
Alcoa, Inc,
6.150%, 08/15/2020	70,000	73,865
Alcoa, Inc.
5.720%, 02/23/2019	100,000	103,854
ArcelorMittal
6.125%, 06/01/2018	200,000	211,654
Ball Corp.
6.750%, 09/15/2020	30,000	31,350
7.125%, 09/01/2016	5,000	5,469
CF Industries, Inc.
7.125%, 05/01/2020	15,000	17,025
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)	5,000	5,238
Cytec Industries, Inc.
6.000%, 10/01/2015	50,000	54,651
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	5,000	4,930
7.125%, 01/15/2017 (S)	30,000	31,838
International Paper Company
7.300%, 11/15/2039	30,000	33,563
7.400%, 06/15/2014	30,000	34,141
MeadWestvaco Corp.
7.375%, 09/01/2019	50,000	53,752
Nalco Company
6.625%, 01/15/2019 (S)	15,000	15,431
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	30,000	32,888
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	45,000	43,261
6.500%, 07/15/2018	125,000	143,788
Rock-Tenn Company
9.250%, 03/15/2016	15,000	16,500
The Dow Chemical Company
4.250%, 11/15/2020	125,000	119,194
5.900%, 02/15/2015	150,000	166,037
Vale Canada, Ltd.
5.700%, 10/15/2015	60,000	65,012

		1,361,692
Telecommunication Services - 1.20%
AT&T, Inc.
5.350%, 09/01/2040 (S)	73,000	65,335
5.500%, 02/01/2018	250,000	272,649
6.300%, 01/15/2038	400,000	402,848
British Telecommunications PLC
9.875%, 12/15/2030	50,000	69,119
Cricket Communications, Inc.
7.750%, 05/15/2016	25,000	26,563
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	100,000	131,027
Discovery Communications LLC
5.050%, 06/01/2020	65,000	67,605
Frontier Communications Corp.
7.125%, 03/15/2019	45,000	45,675
8.250%, 04/15/2017	10,000	10,800
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	200,000	205,832
Qwest Communications International, Inc.
7.125%, 04/01/2018	20,000	21,575
8.000%, 10/01/2015	20,000	22,075
Qwest Corp.
8.375%, 05/01/2016	55,000	65,450

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Rogers Communications, Inc.
6.800%, 08/15/2018	$165,000	$192,708
SBA Telecommunications, Inc.
8.250%, 08/15/2019	15,000	16,575
Sprint Capital Corp.
6.900%, 05/01/2019	15,000	15,488
Telecom Italia Capital SA
5.250%, 11/15/2013	175,000	184,623
6.000%, 09/30/2034	150,000	135,631
6.200%, 07/18/2011	50,000	50,755
Telefonica Emisiones SAU
3.992%, 02/16/2016	185,000	185,659
5.134%, 04/27/2020	75,000	74,536
Verizon Communications, Inc.
4.600%, 04/01/2021	75,000	74,584
5.550%, 02/15/2016	50,000	55,463
6.400%, 02/15/2038	50,000	52,345
6.900%, 04/15/2038	50,000	55,449
8.750%, 11/01/2018	285,000	364,303
8.950%, 03/01/2039	25,000	34,051
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	181,024
8.500%, 11/15/2018	35,000	44,926
Windstream Corp.
7.875%, 11/01/2017	20,000	21,450
8.125%, 09/01/2018	20,000	21,350

		3,167,473
Utilities - 1.41%
Atmos Energy Corp.
6.350%, 06/15/2017	30,000	33,380
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	60,043
6.500%, 07/15/2012	40,000	42,684
CenterPoint Energy Houston
Electric LLC, Series U
7.000%, 03/01/2014	45,000	50,988
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	22,166
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	78,532
Commonwealth Edison Company
4.000%, 08/01/2020	70,000	67,511
5.950%, 08/15/2016	150,000	168,126
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	79,845
7.000%, 06/15/2038	65,000	75,859
Duke Energy Corp.
5.650%, 06/15/2013	160,000	173,980
Edison International
3.750%, 09/15/2017	85,000	83,517
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	5,000	4,850
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	108,250
Georgia Power Company
5.250%, 12/15/2015	165,000	182,967
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,413
MidAmerican Energy Company
5.125%, 01/15/2013	100,000	106,622
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	75,000	79,488
Nevada Power Company
6.500%, 08/01/2018	70,000	80,243

76

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NiSource Finance Corp.
6.400%, 03/15/2018	$75,000	$83,767
Northern States Power Company
6.250%, 06/01/2036	35,000	39,619
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,638
Ohio Edison Company
6.875%, 07/15/2036	80,000	86,580
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	70,000	83,773
Potomac Electric Power Company
6.500%, 11/15/2037	125,000	142,852
Progress Energy, Inc.
4.400%, 01/15/2021	225,000	223,047
Public Service Company of Colorado
5.125%, 06/01/2019	165,000	178,996
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	141,631
San Diego Gas & Electric Company
6.000%, 06/01/2039	35,000	38,593
Sempra Energy
6.000%, 10/15/2039	100,000	101,732
6.500%, 06/01/2016	115,000	131,081
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	78,785
Southern California Edison Company
6.000%, 01/15/2034	150,000	162,860
The AES Corp.
8.000%, 06/01/2020	45,000	48,600
Union Electric Company
6.400%, 06/15/2017	75,000	84,960
6.700%, 02/01/2019	190,000	219,050
Virginia Electric and Power Company
8.875%, 11/15/2038	100,000	144,924
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	15,694
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	134,001
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	66,841

		3,727,488

TOTAL CORPORATE BONDS (Cost $36,936,147)		$39,163,373

CAPITAL PREFERRED SECURITIES - 0.07%
Financials - 0.07%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	$94,500
Capital One Capital V
10.250%, 08/15/2039	20,000	21,700
NB Capital Trust IV
8.250%, 04/15/2027	55,000	56,513

		172,713

TOTAL CAPITAL PREFERRED SECURITIES (Cost $159,848)		$172,713

MUNICIPAL BONDS - 0.90%
California - 0.31%
Bay Area Toll Authority
6.263%, 04/01/2049	$150,000	$151,112
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	130,000	132,223
Los Angeles Unified School District
5.750%, 07/01/2034	125,000	118,034

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
State of California
7.300%, 10/01/2039	$175,000	$185,724
7.550%, 04/01/2039	135,000	147,420
University of California
5.770%, 05/15/2043	85,000	82,106

		816,619
Illinois - 0.29%
City of Chicago Illinois
6.845%, 01/01/2038	155,000	152,274
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	91,885
State of Illinois
5.365%, 03/01/2017	15,000	14,926
5.665%, 03/01/2018	285,000	285,242
5.877%, 03/01/2019	230,000	229,943

		774,270
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	41,631
Massachusetts - 0.05%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	122,633
Missouri - 0.04%
University of Missouri
5.960%, 11/01/2039	110,000	117,242
New Jersey - 0.04%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	111,953
New York - 0.09%
New York State Thruway Authority
5.883%, 04/01/2030	185,000	183,685
Port Authority of New York & New
Jersey
6.040%, 12/01/2029	45,000	45,959

		229,644
Texas - 0.06%
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	153,923

TOTAL MUNICIPAL BONDS (Cost $2,346,312)		$2,367,915

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.51%
Commercial & Residential - 2.51%
Banc of America
Commercial Mortgage, Inc.
Series 2005-2, Class A5,
4.857%, 07/10/2043 (P)	260,000	277,137
Series 2005-6, Class A4,
5.196%, 09/10/2047 (P)	185,000	199,278
Bear Stearns Commercial
Mortgage Securities
Series 2006-T24, Class A4,
5.537%, 10/12/2041	300,000	321,714
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	262,415
Series 2006-PW12, Class A4,
5.723%, 09/11/2038 (P)	255,000	279,327
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	195,000	211,422

77

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2006-PW11, Class A4,
5.455%, 03/11/2039 (P)	$225,000	$244,191
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	300,000	321,545
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	131,639
Credit Suisse Mortgage
Capital Certificates
Series 2006-C1, Class A4,
5.441%, 02/15/2039 (P)	300,000	321,292
Series 2006-C4, Class A3,
5.467%, 09/15/2039	275,000	290,743
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4
5.223%, 08/15/2048	280,000	290,035
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	316,158
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	70,000	74,876
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%, 07/10/2039	300,000	315,295
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	175,000	185,042
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	270,000	290,418
Series 2008-C2, Series A4,
6.068%, 02/12/2051	235,000	241,184
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	280,000	290,298
Series 2006-C1, Class A4,
5.669%, 05/12/2039 (P)	100,000	108,404
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	300,000	316,937
Series 2005-T19, Class A4A,
4.890%, 06/12/2047	250,000	265,725
Series 2006-T21, Class A4,
5.162%, 10/12/2052 (P)	100,000	106,441
Series 2006-IQ11, Class A4,
5.726%, 10/15/2042 (P)	185,000	202,417
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	169,024	174,759
Series 2001, Class A4,
6.390%, 07/15/2033	43,660	43,790
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	70,000	72,805
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C18, Class A4,
4.935%, 04/15/2042	100,000	106,446
Series 2005-C20, Class A7,
5.118%, 07/15/2042 (P)	85,000	91,215

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	$255,000	$260,497

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $5,952,500)		$6,613,445

ASSET BACKED SECURITIES - 0.17%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	250,919
CenterPoint Energy Transition
Bond Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	18,961	19,527
Series 2005-A, Class A,
5.170%, 08/01/2019	28,000	31,060
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	150,000	153,789

TOTAL ASSET BACKED SECURITIES (Cost $431,574)		$455,295

SECURITIES LENDING COLLATERAL - 11.46%
Securities Lending Collateral - 11.46%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	3,020,837	30,229,215

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,229,830)		$30,229,215

SHORT-TERM INVESTMENTS - 13.43%
Repurchase Agreement - 13.43%
Barclays Capital Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.140%
to be repurchased at $35,400,138 on
04/01/2011, collateralized by
$35,648,860 Federal Home Loan
Mortgage Corp., 4.400% due
06/16/2022 (valued at $36,108,653
including interest)	$35,400,000	$35,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,400,000)		$35,400,000

Total Investments (Core Allocation Plus Trust)
(Cost $278,121,349) - 114.38%		$301,565,023
Other assets and liabilities, net - (14.38%)		(37,904,148)

TOTAL NET ASSETS - 100.00%		$263,660,875

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 86.82%
John Hancock Trust (G) - 86.82%
500 Index, Series NAV (John Hancock) (2)(A)	2,955,446	$33,898,968
Balanced, Series NAV (T. Rowe Price)	6,673,437	113,248,221
International Index, Series NAV
(John Hancock) (2)(A)	563,299	10,116,841

78

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	171,595	$3,323,792
Small Cap Index, Series NAV
(John Hancock) (2)(A)	221,605	3,350,663
Fixed Income - 13.19%
John Hancock Trust (G) - 13.19%
Total Bond Market A,
Series NAV (Declaration) (A)	1,801,490	24,914,609

		188,853,094

TOTAL INVESTMENT COMPANIES (Cost $169,092,098)		$188,853,094

Total Investments (Core Balanced Trust)
(Cost $169,092,098) - 100.01%		$188,853,094
Other assets and liabilities, net - (0.01%)		(18,411)

TOTAL NET ASSETS - 100.00%		$188,834,683

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.45%
Affiliated Investment Companies - 100.45%
Equity - 51.12%
John Hancock Trust (G) - 51.12%
500 Index, Series NAV (John Hancock) (2)(A)	101,728	$1,166,817
International Index, Series NAV
(John Hancock) (2)(A)	28,947	519,883
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	10,379	201,041
Small Cap Index, Series NAV
(John Hancock) (2)(A)	5,325	80,520
Fixed Income - 49.33%
John Hancock Trust (G) - 49.33%
Total Bond Market A,
Series NAV (Declaration) (A)	137,314	1,899,046

		3,867,307

TOTAL INVESTMENT COMPANIES (Cost $3,558,497)		$3,867,307

Total Investments (Core Balanced Strategy Trust)
(Cost $3,558,497) - 100.45%		$3,867,307
Other assets and liabilities, net - (0.45%)		(17,324)

TOTAL NET ASSETS - 100.00%		$3,849,983

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 54.81%
U.S. Government - 13.51%
U.S. Treasury Bonds
2.375%, 10/31/2014	$25,467,000	$26,149,439
4.250%, 11/15/2040	19,309,000	18,449,151
4.375%, 05/15/2040	2,749,000	2,685,443
4.500%, 02/15/2036	17,398,000	17,552,947

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.750%, 02/15/2041	$7,529,000	$7,820,749
5.375%, 02/15/2031	2,876,000	3,285,830
U.S. Treasury Notes
0.750%, 03/31/2013	9,863,000	9,848,403
1.250%, 03/15/2014	51,001,000	50,937,249
2.125%, 05/31/2015 to 02/29/2016	49,057,000	49,096,809
2.875%, 03/31/2018	9,944,000	9,916,037
3.625%, 02/15/2021	10,166,000	10,296,247
2.250%, 03/31/2016	38,479,000	38,467,072

		244,505,376
U.S. Government Agency - 41.30%
Federal Home Loan Mortgage Corp.
4.500%, TBA	37,800,000	38,275,452
5.000%, 01/01/2041	9,995,000	10,423,745
5.000%, 02/01/2041 to 04/01/2041	17,795,256	18,558,598
5.500%, 08/01/2037	1,497,139	1,574,749
5.560%, 10/01/2038 (P)	438,950	468,057
5.657%, 03/01/2036 (P)	403,916	428,736
5.698%, 03/01/2036 (P)	583,098	623,733
5.757%, 07/01/2038 (P)	6,605,461	7,043,089
5.787%, 11/01/2038 (P)	533,500	570,678
5.864%, 07/01/2037 (P)	2,875,832	3,074,059
5.866%, 11/01/2037 (P)	93,436	98,119
5.868%, 12/01/2036 (P)	1,994,571	2,133,301
5.878%, 03/01/2037 (P)	269,974	286,715
5.916%, 05/01/2037 (P)	815,206	872,016
5.934%, 06/01/2036 (P)	1,501,959	1,606,627
5.942%, 01/01/2037 (P)	576,153	616,304
5.979%, 06/01/2038 (P)	3,393,694	3,630,192
5.994%, 10/01/2037 (P)	2,113,363	2,260,638
6.000%, 12/01/2033 to 10/01/2038	25,325,889	27,738,598
6.051%, 11/01/2036 (P)	1,977,586	2,115,399
6.054%, 04/01/2037 (P)	587,453	625,603
6.121%, 06/01/2037 (P)	225,355	241,059
6.500%, 07/01/2034	842,837	944,194
Federal National Mortgage Association
3.500%, TBA	3,500,000	3,294,911
3.500%, 11/01/2030 to 02/01/2041	156,416,583	152,054,586
4.500%, TBA	11,200,000	11,380,061
4.500%, 11/01/2019	964,004	997,179
5.000%, TBA	37,600,000	39,224,875
5.000%, 11/01/2040 to 04/01/2041	58,586,457	61,270,477
5.500%, 04/01/2027 to 09/01/2034	6,409,991	6,887,972
5.530%, 02/01/2039 (P)	1,311,560	1,387,004
5.689%, 10/01/2037 (P)	400,257	422,483
5.831%, 09/01/2037 (P)	2,607,456	2,759,446
5.845%, 02/01/2037 (P)	219,423	234,714
5.849%, 10/01/2037 (P)	2,049,817	2,192,664
5.866%, 01/01/2037 (P)	244,857	261,920
5.911%, 01/01/2037 (P)	323,103	345,619
5.912%, 04/01/2037 (P)	271,216	290,116
5.917%, 07/01/2037 (P)	1,002,605	1,070,117
5.933%, 09/01/2037 (P)	356,299	381,128
5.936%, 03/01/2037 (P)	436,249	466,650
5.997%, 12/01/2036 (P)	156,109	166,987
6.000%, TBA	17,100,000	18,542,529
6.000%, TBA	1,500,000	1,630,229
6.000%, 11/01/2023 to 07/01/2037	156,508,834	171,944,858
6.020%, 07/01/2037 (P)	500,316	535,182
6.038%, 10/01/2037 (P)	259,086	277,141
6.042%, 09/01/2037 (P)	237,012	253,529
6.043%, 10/01/2037 (P)	199,135	211,408

79

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.063%, 11/01/2037 (P)	$438,443	$468,997
6.267%, 09/01/2037 (P)	1,967,910	2,147,833
6.325%, 07/01/2037 (P)	116,652	126,882
6.342%, 10/01/2036 (P)	268,865	287,602
6.500%, 12/01/2030 to 10/01/2036	9,901,110	11,104,275
7.000%, 06/01/2035 to 01/01/2039	6,130,895	6,973,509
Government National Mortgage Association
3.000%, 02/20/2041 (P)	1,458,554	1,479,778
3.500%, TBA	71,586,000	69,399,499
3.500%, 10/20/2040 to 05/20/2041	30,722,901	29,688,625
3.500%, 01/20/2041 (P)	2,760,038	2,851,595
4.000%, TBA	2,523,000	2,632,354
5.000%, 07/16/2033	15,131,336	16,072,991
6.500%, 12/15/2032	1,616,686	1,822,744

		747,750,130

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $993,999,453)		$992,255,506

FOREIGN GOVERNMENT
OBLIGATIONS - 1.91%
Canada - 0.22%
Province of Ontario
3.150%, 12/15/2017	4,025,000	3,978,149
Chile - 0.16%
Republic of Chile
3.875%, 08/05/2020	3,040,000	2,960,200
Croatia - 0.08%
Republic of Croatia
6.375%, 03/24/2021 (S)	1,475,000	1,476,844
Hungary - 0.11%
Republic of Hungary
6.375%, 03/29/2021	2,002,000	2,004,002
Mexico - 0.23%
Government of Mexico
5.125%, 01/15/2020	2,011,000	2,103,506
6.050%, 01/11/2040	2,016,000	2,076,480

		4,179,986
Norway - 0.13%
Kommunalbanken AS
1.750%, 10/05/2015 (S)	2,344,000	2,269,616
Poland - 0.14%
Republic of Poland
3.875%, 07/16/2015	2,460,000	2,483,591
Qatar - 0.29%
Government of Qatar
4.000%, 01/20/2015 (S)	5,170,000	5,338,025
South Africa - 0.03%
Republic of South Africa
6.250%, 03/08/2041	530,000	546,229
South Korea - 0.22%
Korea Development Bank
3.250%, 03/09/2016	3,001,000	2,939,293
4.000%, 09/09/2016	960,000	968,845

		3,908,138

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.30%
Svensk Exportkredit AB
3.250%, 09/16/2014	$5,155,000	$5,380,320

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $34,547,303)		$34,525,100

CORPORATE BONDS - 20.13%
Consumer Discretionary - 1.00%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	1,335,000	1,759,025
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	3,528,000	3,973,435
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	3,005,000	3,007,620
5.000%, 03/01/2021	2,000,000	2,004,556
News America, Inc.
6.150%, 02/15/2041 (S)	985,000	976,769
Thomson Reuters Corp.
5.950%, 07/15/2013	1,610,000	1,772,016
Time Warner, Inc.
4.750%, 03/29/2021	1,600,000	1,587,442
6.250%, 03/29/2041	3,110,000	3,087,456

		18,168,319
Consumer Staples - 0.67%
Altria Group, Inc.
10.200%, 02/06/2039	1,615,000	2,291,333
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	4,445,000	4,689,164
Centros Comerciales Sudamericanos SA
5.500%, 01/20/2021 (S)	1,975,000	1,945,486
Kraft Foods, Inc.
6.500%, 02/09/2040	2,920,000	3,118,811

		12,044,794
Energy - 1.92%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	3,165,000	3,479,139
BP Capital Markets PLC
4.742%, 03/11/2021	3,995,000	3,996,171
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	3,310,000	3,224,281
El Paso Pipeline Partners Operating
Company LLC
7.500%, 11/15/2040	610,000	691,956
Energy Transfer Partners LP
9.000%, 04/15/2019	1,730,000	2,182,931
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,755,000	1,707,018
Husky Energy, Inc.
5.900%, 06/15/2014	1,540,000	1,704,081
7.250%, 12/15/2019	1,887,000	2,231,455
Kerr-McGee Corp.
6.950%, 07/01/2024	1,610,000	1,777,702
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	3,025,000	3,051,112
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	3,025,000	3,056,348
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	4,750,000	4,695,917
Schlumberger Oilfield UK PLC
4.200%, 01/15/2021 (S)	3,050,000	3,047,411

		34,845,522

80

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 8.41%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	$8,500,000	$8,792,893
American Express Credit Corp.
5.125%, 08/25/2014	5,045,000	5,436,936
American International Group, Inc.
5.850%, 01/16/2018	2,505,000	2,606,971
6.400%, 12/15/2020	1,055,000	1,124,688
Bank of America Corp.
3.625%, 03/17/2016	7,495,000	7,376,212
5.625%, 07/01/2020	3,805,000	3,900,905
5.875%, 01/05/2021	1,500,000	1,563,944
6.000%, 09/01/2017	2,690,000	2,879,419
Barclays Bank PLC
2.500%, 09/21/2015 (S)	2,680,000	2,595,170
BNP Paribas Home Loan Covered Bonds SA
2.200%, 11/02/2015 (S)	2,820,000	2,706,656
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (S)	2,300,000	2,266,089
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (S)	7,735,000	7,734,830
Capital One Bank USA NA
8.800%, 07/15/2019	2,600,000	3,265,111
Citigroup Funding, Inc.
1.875%, 10/22/2012	3,690,000	3,757,582
Citigroup, Inc.
4.750%, 05/19/2015	3,326,000	3,481,118
5.375%, 08/09/2020	1,005,000	1,033,088
6.375%, 08/12/2014	2,170,000	2,396,611
CNA Financial Corp.
5.750%, 08/15/2021	1,880,000	1,921,785
6.500%, 08/15/2016	500,000	544,875
Credit Suisse New York
6.000%, 02/15/2018	2,885,000	3,059,196
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	1,685,000	1,711,717
General Electric Capital Corp.
4.625%, 01/07/2021	3,005,000	2,954,801
HCP, Inc.
5.375%, 02/01/2021	1,430,000	1,441,946
5.650%, 12/15/2013	3,330,000	3,604,079
6.750%, 02/01/2041	2,205,000	2,277,822
Health Care REIT, Inc.
6.500%, 03/15/2041	1,105,000	1,066,985
HSBC Bank PLC
4.750%, 01/19/2021 (S)	2,730,000	2,712,861
HSBC Holdings PLC
5.100%, 04/05/2021	6,015,000	6,036,480
6.800%, 06/01/2038	1,026,000	1,074,334
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	3,250,000	3,333,411
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,784,000	3,040,930
Kilroy Realty LP
5.000%, 11/03/2015	1,105,000	1,100,938
6.625%, 06/01/2020	1,485,000	1,521,140
Lazard Group LLC
6.850%, 06/15/2017	4,516,000	4,802,021
7.125%, 05/15/2015	3,220,000	3,532,395
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	2,081,000	2,226,670
Lloyds TSB Bank PLC
6.375%, 01/21/2021	2,185,000	2,274,329
6.500%, 09/14/2020 (S)	1,559,000	1,530,960
MetLife, Inc.
5.875%, 02/06/2041	585,000	589,833

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
5.750%, 01/25/2021	$1,060,000	$1,068,264
5.950%, 12/28/2017	1,739,000	1,865,076
Nordea Bank AB
3.700%, 11/13/2014 (S)	2,150,000	2,223,874
Protective Life Corp.
8.450%, 10/15/2039	1,005,000	1,121,016
Prudential Financial, Inc.
4.500%, 11/15/2020	1,020,000	997,556
6.200%, 11/15/2040	2,220,000	2,306,174
Shinhan Bank
4.125%, 10/04/2016 (S)	3,335,000	3,342,320
Swedbank Hypotek AB
2.950%, 03/28/2016 (S)	3,240,000	3,206,988
Tanger Properties LP
6.125%, 06/01/2020	1,650,000	1,776,113
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	3,735,000	3,693,209
6.250%, 02/01/2041	3,525,000	3,510,399
6.750%, 10/01/2037	1,895,000	1,911,352
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	3,250,000	3,266,445
US Bank NA
5.920%, 05/25/2012	788,403	829,431
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	2,419,000	2,558,051
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	1,628,000	1,861,747
WR Berkley Corp.
5.375%, 09/15/2020	1,400,000	1,405,610

		152,221,356
Health Care - 1.60%
Allergan, Inc.
3.375%, 09/15/2020	4,485,000	4,192,224
Amgen, Inc.
3.450%, 10/01/2020	3,195,000	3,001,865
Boston Scientific Corp.
5.125%, 01/12/2017	645,000	658,943
6.000%, 01/15/2020	1,965,000	2,056,154
6.400%, 06/15/2016	1,830,000	1,992,162
Coventry Health Care, Inc.
5.950%, 03/15/2017	3,557,000	3,685,486
Gilead Sciences, Inc.
4.500%, 04/01/2021	4,025,000	3,970,840
Life Technologies Corp.
3.500%, 01/15/2016	2,675,000	2,662,010
Sanofi-Aventis SA
2.625%, 03/29/2016	3,820,000	3,782,075
UnitedHealth Group, Inc.
5.950%, 02/15/2041	2,980,000	3,000,568

		29,002,327
Industrials - 0.79%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	2,547,000	2,579,380
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	4,270,000	4,517,741
5.750%, 09/11/2019 (S)	860,000	924,103
Northrop Grumman Corp.
3.500%, 03/15/2021	1,110,000	1,027,329
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	1,850,000	1,831,500

81

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Verisk Analytics, Inc.
5.800%, 05/01/2021	$1,720,000	$1,725,286
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	1,725,000	1,714,564

		14,319,903
Information Technology - 0.26%
Adobe Systems, Inc.
4.750%, 02/01/2020	2,238,000	2,266,843
Arrow Electronics, Inc.
5.125%, 03/01/2021	815,000	800,385
Juniper Networks Inc.
5.950%, 03/15/2041	1,715,000	1,693,583

		4,760,811
Materials - 0.78%
ArcelorMittal
5.500%, 03/01/2021	2,000,000	1,968,440
6.750%, 03/01/2041	1,510,000	1,478,741
The Dow Chemical Company
4.850%, 08/15/2012	3,475,000	3,638,843
5.900%, 02/15/2015	1,850,000	2,047,784
8.550%, 05/15/2019	2,731,000	3,447,871
Vale Overseas, Ltd.
6.875%, 11/10/2039	1,421,000	1,518,312

		14,099,991
Telecommunication Services - 2.48%
America Movil SAB de CV
5.000%, 10/16/2019	2,432,000	2,501,691
American Tower Corp.
4.500%, 01/15/2018	3,755,000	3,681,785
5.050%, 09/01/2020	1,062,000	1,030,246
AT&T Inc., Sr Note
6.400%, 05/15/2038	1,500,000	1,530,272
British Telecommunications PLC
9.875%, 12/15/2030	1,055,000	1,458,409
Frontier Communications Corp.
8.125%, 10/01/2018	1,045,000	1,124,681
8.250%, 04/15/2017	3,055,000	3,299,400
8.500%, 04/15/2020	1,010,000	1,094,588
NBCUniversal Media LLC
2.875%, 04/01/2016 (S)	3,230,000	3,149,621
4.375%, 04/01/2021 (S)	1,688,000	1,613,505
5.950%, 04/01/2041 (S)	1,983,000	1,900,243
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,485,000	3,497,414
5.462%, 02/16/2021	3,485,000	3,525,022
5.984%, 06/20/2011	2,325,000	2,350,329
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	1,650,000	1,585,502
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	3,995,000	3,925,088
Verizon Communications, Inc.
3.000%, 04/01/2016	5,330,000	5,295,776
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,790,000	2,297,653

		44,861,225
Utilities - 2.22%
Ameren Corp.
8.875%, 05/15/2014	2,380,000	2,735,408
Appalachian Power Co.
4.600%, 03/30/2021	3,005,000	2,957,737
CMS Energy Corp.
5.050%, 02/15/2018	2,355,000	2,342,052

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc.
8.875%, 01/15/2019	$5,680,000	$7,243,431
DPL, Inc.
6.875%, 09/01/2011	3,080,000	3,156,895
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	1,290,000	1,335,062
6.800%, 08/15/2039	955,000	946,121
Keyspan Gas East Corp.
5.819%, 04/01/2041 (S)	2,300,000	2,298,358
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	2,580,000	2,508,291
Midamerican Energy Holdings Company
6.500%, 09/15/2037	1,530,000	1,690,719
Nevada Power Company
8.250%, 06/01/2011	5,606,000	5,672,358
PacifiCorp
6.250%, 10/15/2037	1,060,000	1,171,201
Progress Energy, Inc.
6.850%, 04/15/2012	1,760,000	1,863,286
Sempra Energy
2.000%, 03/15/2014	4,265,000	4,231,997

		40,152,916

TOTAL CORPORATE BONDS (Cost $360,361,174)		$364,477,164

MUNICIPAL BONDS - 1.06%
California - 0.40%
Los Angeles Community College District
6.750%, 08/01/2049	1,995,000	2,119,209
Los Angeles Department of Water & Power
6.574%, 07/01/2045	2,230,000	2,308,697
State of California
7.600%, 11/01/2040	2,585,000	2,832,721

		7,260,627
Illinois - 0.27%
State of Illinois
5.365%, 03/01/2017	1,620,000	1,611,981
5.665%, 03/01/2018	1,620,000	1,621,377
5.877%, 03/01/2019	1,620,000	1,619,595

		4,852,953
Nevada - 0.12%
County of Clark
6.820%, 07/01/2045	2,120,000	2,094,772
New Jersey - 0.15%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,585,000	2,799,167
Texas - 0.12%
North Texas Tollway Authority
6.718%, 01/01/2049	2,290,000	2,274,085

TOTAL MUNICIPAL BONDS (Cost $18,950,629)		$19,281,604

CAPITAL PREFERRED SECURITIES - 0.18%
Diversified Financial Services - 0.18%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	3,285,000	3,299,441

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,031,752)		$3,299,441

82

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.74%

COMMERCIAL & RESIDENTIAL - 11.06%
Americold LLC Trust, Series 2010-ARTA,
Class A1
3.847%, 01/14/2029 (S)	3,895,947	$3,942,458
Asset Securitization Corp., Series 1996-D3,
Class A2
7.046%, 10/13/2026 (P)	255,371	257,696
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	720,000	727,297
Series 2005-4, Class A5A,
4.933%, 07/10/2045	5,559,000	5,873,841
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	694,913
Series 2006-6, Class A4,
5.356%, 10/10/2045	6,623,000	6,961,104
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,013,000	2,174,620
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	242,679
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	107,223	108,872
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	432,000	445,647
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	1,600,738	1,630,558
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM
5.222%, 07/15/2044 (P)	2,084,000	2,201,167
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	3,112,000	3,257,459
Commercial Mortgage Pass
Through Certificates
Series 2004-B4A, Class A5,
4.840%, 10/15/2037	3,869,000	4,068,472
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,385,601
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-CPN1, Class B,
4.723%, 03/15/2035	1,013,000	1,048,583
Series 2005-C3, Class AM,
4.730%, 07/15/2037	1,508,000	1,540,753
Series 2005-C1, Class A3,
4.813%, 02/15/2038	1,679,787	1,719,663
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,926,000	2,018,491
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	2,963,000	3,089,764
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	2,298,643	2,381,327
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,742,000	1,804,171
Series 2004-C2, Class A2,
5.416%, 05/15/2036 (P)	3,000,000	3,216,641
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	577,000	599,036
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2,
5.448%, 01/15/2049 (P)	1,394,720	1,414,725

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Credit Suisse Mortgage Capital
Certificates (continued)
Series 2006-C2, Class A3,
5.660%, 03/15/2039 (P)	1,360,000	$1,460,415
Series 2006-C3, Class A3,
5.825%, 06/15/2038 (P)	2,108,000	2,278,071
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	5,702,053	5,892,593
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	1,502,242	1,475,736
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	305,000	311,987
GE Capital Commercial Mortgage Corp.,
Series 2002-1A, Class A3
6.269%, 12/10/2035	338,361	349,041
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	3,573,000	3,807,829
Series 2003-C2, Class B,
5.488%, 05/10/2040 (P)	1,756,000	1,858,327
Series 2003-C2, Class D,
5.488%, 05/10/2040 (P)	622,000	647,383
Series 2001-C2, Class A2,
6.700%, 04/15/2034	330,858	330,542
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	336,986
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class B,
4.229%, 07/05/2035	1,217,000	1,250,983
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,393,000	5,735,253
Series 2006-GG7, Class A4,
5.890%, 07/10/2038 (P)	4,496,000	4,911,869
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	2,304,000	2,311,432
Series 2010, Class C2,
3.849%, 12/10/2043 (S)	3,210,708	3,250,466
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	4,135,000	4,345,823
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	1,596,000	1,604,963
Series 2010, Class C2,
5.162%, 12/10/2043 (P)(S)	1,739,000	1,802,046
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	3,463,000	3,709,079
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,642,555	4,712,193
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	6,308,506	6,447,989
Series 2003-C1, Class A1,
4.275%, 01/12/2037	942,271	962,263
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	4,091,000	3,921,242
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	422,058	430,095
Series 2011-C3A, Class A4,
4.717%, 02/15/2046 (S)	3,240,000	3,246,737
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	670,000	708,445

83

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2002-C2, Class A2,
5.050%, 12/12/2034	1,546,000	$1,611,348
Series 2004-CB9, Class A2,
5.108%, 06/12/2041 (P)	1,030,661	1,032,517
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,687,000	1,772,300
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	984,000	1,008,266
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	150,000	156,589
Series 2005-LDP5, Class A4,
5.202%, 12/15/2044 (P)	1,352,000	1,447,022
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	751,747
Series 2005-CB13, Class A4,
5.280%, 01/12/2043 (P)	2,279,000	2,427,215
Series 2007-LDPX, Class A3S,
5.317%, 01/15/2049	3,423,000	3,479,134
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,408,000	1,495,031
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	990,000	1,035,044
Series 2002-C1, Class A3,
5.376%, 07/12/2037	1,119,000	1,158,185
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,873,000	1,984,603
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	4,331,000	4,663,602
Series 2007-LD11, Class ASB,
5.818%, 06/15/2049 (P)	2,192,000	2,317,241
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	1,546,000	1,587,789
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	1,294,204	1,311,029
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	856,912
JPMorgan Commercial Mortgage
Finance Corp., Series 2000-C10, Class C
7.786%, 08/15/2032 (P)	140,025	139,919
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A3,
5.918%, 07/15/2044 (P)	826,000	867,705
Series 2007-C3, Class A4,
5.928%, 07/15/2044 (P)	2,553,000	2,728,492
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	324,159	330,387
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	511,884
Series 2005-C1, Class A4,
4.742%, 02/15/2030	965,000	1,012,692
Series 2002-C4, Class A5,
4.853%, 09/15/2031	4,735,000	4,920,324
Series 2005-C5, Class A4,
4.954%, 09/15/2030	2,302,000	2,454,566
Series 2005-C2, Class A4,
4.998%, 04/15/2030	2,935,000	3,000,259
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	840,000	884,101
Series 2002-C2, Class A4,
5.594%, 06/15/2031	907,000	941,234
Series 2007-C6, Class A3,
5.933%, 07/15/2040	3,739,000	3,906,864

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	$727,171
Series 2005-CKI1, Class A6,
5.232%, 11/12/2037 (P)	1,759,000	1,888,600
Morgan Stanley Capital I
Series 2004-T13, Class A3,
4.390%, 09/13/2045	777,766	804,222
Series 2005-T17, Class A4,
4.520%, 12/13/2041	134,401	135,879
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	1,959,000	2,002,796
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	3,909,000	4,163,087
Series 2004-T15, Class A3,
5.030%, 06/13/2041	556,000	569,778
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	2,450,000	2,466,039
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	845,380	872,883
Series 2008-HQ8, Class AM,
5.451%, 03/12/2044 (P)	1,055,000	1,113,495
Series 2007-IQ14, Class AAB,
5.654%, 04/15/2049 (P)	646,000	676,561
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	840,835
Series 2001, Class A4,
6.390%, 07/15/2033	1,222,470	1,226,129
Series 2002-HQ, Class B,
6.640%, 04/15/2034	671,000	696,378
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.360%, 02/25/2047 (P)	46,400	40,597
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
6.553%, 03/15/2030 (P)	3,120,000	3,389,683
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	654,000	653,918
Salomon Brothers
Mortgage Securities VII, Inc.
Series 2001-C2, Class A3,
6.499%, 11/13/2036	1,935,039	1,961,036
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	145,453	145,234
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	931,285	943,247
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	991,636	991,469
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	186,000	188,303

U.S. GOVERNMENT AGENCY - 11.68%
Federal Home Loan Mortgage Corp.
Series K008, Class A1,
2.746%, 12/25/2019	4,178,068	4,077,026
Series K010, Class A1,
3.320%, 07/25/2020	6,932,498	6,955,229
Series K007, Class A1,
3.342%, 12/25/2019	2,808,144	2,830,369
Series 2727, Class PW,
3.570%, 06/15/2029	17,262	17,557

84

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3704, Class CA,
4.000%, 12/15/2036	12,092,777	$12,456,327
4.000%, 02/15/2039	1,215,256	1,250,727
Series 3631, Class PA,
4.000%, 02/15/2040	4,415,931	4,558,067
Series K005, Class A2,
4.317%, 11/25/2019	5,841,000	5,884,093
Series 3598, Class MA,
4.500%, 11/15/2038	2,298,907	2,383,377
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,166,420
5.000%, 03/15/2032	1,302,000	1,394,213
Series 3455, Class A,
5.000%, 06/15/2038	4,623,785	4,835,548
5.000%, 02/15/2040	14,788,006	15,773,458
Series 3052, Class MH,
5.250%, 10/15/2034	1,582,880	1,680,862
Series 2005-3028, Class PG,
5.500%, 09/15/2035	960,859	1,034,021
Series 2005-3035, Class PA,
5.500%, 09/15/2035	5,263,435	5,690,402
Series 3325, Class JL,
5.500%, 06/15/2037	2,335,758	2,480,187
Series 2479, Class PG,
6.000%, 08/15/2032	2,333,599	2,546,824
Series 2980, Class QA,
6.000%, 05/15/2035	3,184,641	3,483,097
Series T-48, Class 1A,
6.465%, 07/25/2033 (P)	68,359	81,016
7.500%, 07/25/2043	777,017	874,576
Series T-59, Class 1A3,
7.500%, 10/25/2043	1,006,543	1,162,853
Series T-60, Class 1A3,
7.500%, 03/25/2044	1,084,943	1,237,984
Federal National Mortgage Association
Series 2010-15, Class KA,
4.000%, 03/25/2039	3,121,086	3,205,973
4.000%, 09/25/2039	7,443,610	7,678,422
Series 2010-135, Class LM,
4.000%, 12/25/2040	468,234	481,263
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,669,000	2,684,170
Series 2007-30, Class MA,
4.250%, 02/25/2037	6,751,118	7,028,041
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,841,000	2,890,077
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	12,250,000	12,315,727
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	969,859
4.500%, 09/25/2039	1,594,085	1,661,288
Series 3652, Class AP,
4.500%, 03/15/2040	12,170,831	12,772,223
Series 2010-54, Class EA,
4.500%, 06/25/2040	9,243,700	9,782,850
4.500%, 03/25/2049	4,514,237	4,689,543
Series 2009-78, Class J,
5.000%, 09/25/2019	3,463,997	3,689,549
5.000%, 05/25/2032	1,076,000	1,151,075
Series 2009-100, Class PN,
5.000%, 11/25/2039	3,809,377	4,007,287
Series 2005-58, Class MA,
5.500%, 07/25/2035	257,094	278,374
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,805,333	1,949,081

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
6.000%, 01/25/2033	3,102,000	$3,441,006
Series 2009-71, Class JT,
6.000%, 06/25/2036	4,783,263	5,200,536
Series 2007-77, Class MH,
6.000%, 12/25/2036	6,725,039	7,057,843
6.000%, 12/25/2039	7,399,740	7,906,578
Series 2001-81, Class HE,
6.500%, 01/25/2032	18,968,970	21,170,471
Series 2002-33, Class A2,
7.500%, 06/25/2032	772,441	869,865
Series 2001-T7, Class A1,
7.500%, 02/25/2041	719,900	811,007
Series 2002-T6, Class A2,
7.500%, 10/25/2041	1,077,591	1,225,605
Series 2002-T16, Class A3,
7.500%, 07/25/2042	598,997	668,653
Series 2002-T18, Class A4,
7.500%, 08/25/2042	599,282	687,615
Government National Mortgage Association,
Series 2003-79, Class PV
5.500%, 10/20/2023	1,300,538	1,414,521

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $412,684,258)		$411,739,402

ASSET BACKED SECURITIES - 7.38%
Ally Auto Receivables Trust, Series 2010-5,
Class A4
1.750%, 03/15/2016	2,418,000	2,387,182
Ally Master Owner Trust, Series 2011-1 A2
2.150%, 01/15/2016	7,561,000	7,555,051
Capital One Multi-Asset Execution Trust,
Series 2006-A5, Class A5
0.315%, 01/15/2016 (P)	2,589,000	2,579,310
Capital One Multi-Asset Execution Trust,,
Series 2004-A4, Class A4
0.475%, 03/15/2017 (P)	5,038,000	5,023,836
Citibank Credit Card Issuance Trust,
Series 2009-A5, Class A5
2.250%, 12/23/2014	1,502,000	1,532,988
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
3.005%, 08/15/2018 (S)(P)	5,480,000	5,803,322
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.290%, 12/25/2036 (P)	56,250	53,916
Discover Card Master Trust, Series 2011-A1,
Class A1
0.610%, 08/15/2016 (P)	6,551,000	6,568,171
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A,
0.805%, 01/15/2017 (P)	3,522,000	3,533,920
Series 2009-2, Class A,
3.690%, 07/15/2015	2,519,000	2,607,271
MMCA Automobile Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	3,311,000	3,289,048
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.290%, 01/25/2037 (P)	23,450	22,785
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.300%, 12/25/2036 (P)	15,349	14,975

85

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2006-2, Class A4,
0.383%, 10/26/2026 (P)	756,000	$750,329
Series 2006-1, Class A4,
0.403%, 11/23/2022 (P)	3,117,000	3,054,871
Series 2005-4, Class A3,
0.439%, 06/22/2026 (P)	4,917,000	4,748,077
Series 2004-3, Class A5,
0.483%, 10/27/2036 (P)	3,631,000	3,386,537
Series 2008-3, Class A4,
1.962%, 11/25/2024 (P)	8,770,000	9,138,071
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.910%, 12/15/2032 (P)	7,334,000	7,590,606
SLM Student Loan Trust
Series 2007-4, Class A3,
0.363%, 01/25/2022 (P)	2,758,000	2,727,970
Series 2006-3, Class A4,
0.383%, 07/25/2019 (P)	3,903,000	3,871,990
Series 2005-6, Class A5A,
0.413%, 07/27/2026 (P)	10,087,000	9,773,238
Series 2005-7, Class A4,
0.453%, 10/25/2029 (P)	2,950,000	2,733,596
Series 2004-7, Class A5,
0.473%, 01/27/2020 (P)	5,355,000	5,324,347
Series 2010-1, Class A,
0.650%, 03/25/2025 (P)	4,709,982	4,710,505
Series 2008-6, Class A2,
0.853%, 10/25/2017 (P)	3,709,000	3,716,255
Series 2008-4, Class A2,
1.353%, 07/25/2016 (P)	2,058,000	2,091,384
Series 2008-5, Class A2,
1.403%, 10/25/2016 (P)	4,970,938	5,028,985
Series 2008-5, Class A3,
1.603%, 01/25/2018 (P)	1,336,000	1,372,892
Series 2008-9, Class A,
1.803%, 04/25/2023 (P)	1,829,660	1,888,560
Series 2008-4, Class A4,
1.953%, 07/25/2022 (P)	2,674,000	2,785,654
Series 2008-5, Class A4,
2.003%, 07/25/2023 (P)	6,602,000	6,902,461
SMS Student Loan Trust, Series 2000-A,
Class A2
0.494%, 10/28/2028 (P)	3,088,164	3,076,087
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Class A4
1.980%, 09/20/2017	3,993,000	3,972,353
World Financial Network Credit Card
Master Trust, Series 2009-A, Class A
4.600%, 09/15/2015	3,923,000	4,002,522

TOTAL ASSET BACKED SECURITIES (Cost $133,430,208)		$133,619,065

SECURITIES LENDING COLLATERAL - 2.79%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	5,044,069	50,475,496

TOTAL SECURITIES LENDING
COLLATERAL (Cost $50,476,872)		$50,475,496

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.60%
Money Market Funds* - 1.60%
State Street Institutional Liquid Reserves
Fund, 0.1855%	28,899,901	$28,899,901

TOTAL SHORT-TERM INVESTMENTS (Cost $28,899,901)		$28,899,901

Total Investments (Core Bond Trust)
(Cost $2,012,081,909) - 111.24%		$2,013,957,743
Other assets and liabilities, net - (11.24%)		(203,469,114)

TOTAL NET ASSETS - 100.00%		$1,810,488,629

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (0.18)%
3.500%, TBA	(3,500,000)	(3,294,911)

TOTAL TBA SALE COMMITMENTS
OUTSTANDING (Cost $(3,268,125))		$(3,294,911)

Federal National Mortgage Association - (1.36)%
6.000%, TBA	(22,700,000)	(24,614,936)

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $(24,299,641))		$(24,614,936)

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 88.02%
John Hancock Trust (G) - 88.02%
500 Index, Series NAV (John Hancock) (2)(A)	1,986,309	$22,782,962
Disciplined Diversification, Series NAV (DFA)	8,585,124	109,632,034
International Index, Series NAV
(John Hancock) (2)(A)	1,219,749	21,906,694
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	160,073	3,100,614
Small Cap Index, Series NAV
(John Hancock) (2)(A)	225,382	3,407,770
Fixed Income - 11.99%
John Hancock Trust (G) - 11.99%
Total Bond Market A,
Series NAV (Declaration) (A)	1,584,374	21,911,890

TOTAL INVESTMENT COMPANIES (Cost $165,130,891)		$182,741,964

Total Investments (Core Disciplined Diversification Trust)
(Cost $165,130,891) - 100.01%		$182,741,964
Other assets and liabilities, net - (0.01%)		(18,911)

TOTAL NET ASSETS - 100.00%		$182,723,053

Core Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.28%
Affiliated Investment Companies - 40.11%
Equity - 28.19%

86

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Diversified Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Trust (G) - 28.19%
500 Index, Series NAV (John Hancock) (2)(A)	81,179	$931,121
International Index, Series NAV
(John Hancock) (2)(A)	9,622	172,803
Fixed Income - 11.92%
John Hancock Trust (G) - 11.92%
Total Bond Market A,
Series NAV (Declaration) (A)	33,768	467,018
Unaffiliated Investment Companies - 60.17%
American Funds Insurance Series - 60.17%
American Blue Chip Income & Growth
Fund - Class 1	33,154	318,279
American Global Growth Fund - Class 1	13,092	296,545
American Growth Fund - Class 1	5,479	320,441
American Growth-Income Fund - Class 1	16,933	608,248
American International Fund - Class 1	6,051	112,423
American U.S. Government Fund - Class 1	55,597	700,527

TOTAL INVESTMENT COMPANIES (Cost $3,619,025)		$3,927,405

Total Investments (Core Diversified Growth & Income Trust)
(Cost $3,619,025) - 100.28%		$3,927,405
Other assets and liabilities, net - (0.28%)		(10,806)

TOTAL NET ASSETS - 100.00%		$3,916,599

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.00%
Equity - 24.11%
John Hancock Trust (G) - 24.11%
500 Index, Series NAV (John Hancock) (2)(A)	4,579,537	$52,527,286
International Index, Series NAV
(John Hancock) (2)(A)	806,110	14,477,737
Fixed Income - 15.89%
John Hancock Trust (G) - 15.89%
Total Bond Market A,
Series NAV (Declaration) (A)	3,193,117	44,160,814
Unaffiliated Investment Companies - 60.01%
American Funds Insurance Series - 60.01%
American Blue Chip Income & Growth
Fund - Class 1	2,040,155	19,585,489
American Growth Fund - Class 1	338,047	19,772,362
American Growth-Income Fund - Class 1	1,093,596	39,281,986
American International Fund - Class 1	1,174,184	21,816,336
American U.S. Government Fund - Class 1	5,261,188	66,290,966

TOTAL INVESTMENT COMPANIES (Cost $251,364,421)		$277,912,976

Total Investments (Core Fundamental Holdings Trust)
(Cost $251,364,421) - 100.01%		$277,912,976
Other assets and liabilities, net - (0.01%)		(19,262)

TOTAL NET ASSETS - 100.00%		$277,893,714

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 39.94%
Equity - 26.00%
John Hancock Trust (G) - 26.00%
500 Index, Series NAV (John Hancock) (2)(A)	2,560,953	$29,374,128
International Index, Series NAV
(John Hancock) (2)(A)	3,089,206	55,482,148
Fixed Income - 13.94%
John Hancock Trust (G) - 13.94%
Total Bond Market A,
Series NAV (Declaration) (A)	3,288,910	45,485,619
Unaffiliated Investment Companies - 60.07%
American Funds Insurance Series - 60.07%
American Global Growth Fund - Class 1	2,492,975	56,465,894
American Growth-Income Fund - Class 1	444,649	15,971,777
American International Fund - Class 1	2,978,209	55,335,131
American U.S. Government Fund - Class 1	5,414,955	68,228,429

TOTAL INVESTMENT COMPANIES (Cost $303,757,503)		$326,343,126

Total Investments (Core Global Diversification Trust)
(Cost $303,757,503) - 100.01%		$326,343,126
Other assets and liabilities, net - (0.01%)		(20,228)

TOTAL NET ASSETS - 100.00%		$326,322,898

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 70.30%
John Hancock Trust (G) - 70.30%
500 Index, Series NAV (John Hancock) (2)(A)	26,592,174	$305,012,233
International Index, Series NAV
(John Hancock) (2)(A)	7,804,385	140,166,763
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	2,741,713	53,106,974
Small Cap Index, Series NAV
(John Hancock) (2)(A)	1,505,359	22,761,025
Fixed Income - 29.70%
John Hancock Trust (G) - 29.70%
Total Bond Market A,
Series NAV (Declaration) (A)	15,920,769	220,184,237

		741,231,232

TOTAL INVESTMENT COMPANIES (Cost $630,505,204)		$741,231,232

Total Investments (Core Strategy Trust)
(Cost $630,505,204) - 100.00%		$741,231,232
Other assets and liabilities, net - 0.00%		(32,821)

TOTAL NET ASSETS - 100.00%		$741,198,411

87

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 69.93%
Australia - 1.68%
Acrux, Ltd.	1,766	$5,527
Adelaide Brighton, Ltd.	7,026	23,378
AGL Energy, Ltd.	2,090	30,918
Alesco Corp., Ltd.	615	2,036
Alumina, Ltd.	18,167	46,269
Amalgamated Holdings, Ltd.	3,424	21,070
Amcor, Ltd.	8,082	58,976
AMP, Ltd.	13,616	76,403
Ansell, Ltd.	1,951	27,266
Anvil Mining, Ltd. (I)	200	1,306
APA Group, Ltd.	2,507	10,913
APN News & Media, Ltd.	2,128	3,416
Aquarius Platinum, Ltd.	1,779	9,898
Aquila Resources, Ltd. (I)	792	7,703
ARB Corp., Ltd.	509	4,350
Aristocrat Leisure, Ltd.	3,696	12,415
Asciano Group	21,695	39,022
Aspire Mining Ltdaspire Mining Ltd. (I)	11,773	12,060
Atlas Iron, Ltd. (I)	6,571	25,306
Austar United Communications, Ltd. (I)	5,902	8,018
Australia & New Zealand Banking Group, Ltd.	13,339	328,209
Australian Infrastructure Fund	5,379	10,659
Australian Stock Exchange, Ltd.	857	30,500
Australian Worldwide Exploration, Ltd. (I)	6,149	11,002
Automotive Holdings Group	3,000	8,707
Bandanna Energy Ltdbandanna Energy Ltd. (I)	3,990	7,289
Bank of Queensland, Ltd.	921	9,448
Beach Energy, Ltd.	24,430	24,488
Bendigo and Adelaide Bank, Ltd.	2,424	23,895
BHP Billiton, Ltd.	1,200	57,513
BHP Billiton, Ltd., SADR (L)	5,700	546,516
Billabong International, Ltd.	3,565	27,813
Blackmores, Ltd.	69	2,134
BlueScope Steel, Ltd.	14,114	28,786
Boart Longyear Group	12,589	60,851
Boral, Ltd.	13,414	69,301
Bow Energy, Ltd. (I)	9,313	9,682
Bradken, Ltd.	1,082	8,777
Brambles, Ltd.	6,902	50,508
Brickworks, Ltd.	1,981	22,508
Cabcharge Australia, Ltd.	479	2,734
Caltex Australia, Ltd.	721	11,625
Campbell Brothers, Ltd.	646	30,955
Cardno, Ltd.	746	4,505
Challenger Financial Services Group, Ltd.	7,270	37,066
Coca-Cola Amatil, Ltd.	2,908	35,299
Cochlear, Ltd.	512	43,952
Cockatoo Coal, Ltd. (I)	8,818	4,449
Commonwealth Bank of Australia	6,843	370,934
Computershare, Ltd.	3,023	28,961
ConnectEast Group	53,679	25,254
Consolidated Media Holdings, Ltd.	4,541	13,246
Crane Group, Ltd.	473	4,993
Crown, Ltd.	3,414	28,747
CSL, Ltd.	1,983	73,263
CSR, Ltd.	11,474	38,893
CuDeco, Ltd. (I)	2,196	7,019
Customers, Ltd.	3,092	4,635
Dart Energy, Ltd. (I)	3,341	3,015
David Jones, Ltd.	3,562	17,492
Discovery Metals, Ltd. (I)	7,718	10,034
Downer EDI, Ltd.	1,628	6,377
Duet Group	9,837	17,024
Duluxgroup, Ltd.	2,418	6,774
Eastern Star Gas, Ltd. (I)	15,735	12,273

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Elders, Ltd. (I)	1,707	$891
Emeco Holdings, Ltd.	4,324	5,422
Energy Resources of Australia, Ltd.	406	3,340
Energy World Corp., Ltd. (I)	24,742	12,391
Envestra, Ltd.	2,480	1,539
Extract Resources, Ltd. (I)	987	8,036
Fleetwood Corp., Ltd.	1,862	23,297
Flight Centre, Ltd.	206	4,743
Fortescue Metals Group, Ltd.	6,361	42,031
Foster’s Group, Ltd.	11,127	65,789
Goodman Fielder, Ltd.	20,604	26,202
GrainCorp., Ltd.	585	4,599
GUD Holdings, Ltd.	2,068	20,482
Gunns, Ltd. (I)	11,710	7,495
GWA International, Ltd.	1,367	4,676
Harvey Norman Holding, Ltd.	5,854	18,149
Hills Industries, Ltd.	1,154	1,825
Iluka Resources, Ltd.	6,108	83,867
Incitec Pivot, Ltd.	8,283	37,027
Independence Group NL	1,343	9,142
Infigen, Ltd.	6,731	2,573
Integra Mining, Ltd. (I)	5,144	2,478
IOOF Holdings, Ltd.	1,604	12,029
Iress Market Technology, Ltd.	2,010	19,413
iSOFT Group Ltd. (I)	15,462	832
Ivanhoe Australia, Ltd. (I)	2,621	9,015
John Fairfax Holdings, Ltd.	23,506	31,347
Kagara Zinc, Ltd. (I)	15,000	9,511
Kingsgate Consolidated, Ltd.	682	6,108
Leighton Holdings, Ltd.	551	16,789
Lend Lease Corp.	4,413	41,346
Linc Energy, Ltd.	6,566	19,790
MacArthur Coal, Ltd.	3,088	37,017
Macmahon Holdings, Ltd.	4,908	2,865
Macquarie Airports, Ltd.	4,411	13,863
Macquarie Group, Ltd.	2,212	83,621
Maryborough Sugar Factory	873	3,260
Mcmillan Shakespeare, Ltd.	251	2,539
Medusa Mining, Ltd.	1,338	9,721
Mermaid Marine Australia, Ltd.	601	1,995
Mesoblast, Ltd. (I)	1,314	9,839
Metcash, Ltd.	7,274	31,290
Monadelphous Group, Ltd.	333	7,364
Mount Gibson Iron, Ltd. (I)	1,612	3,311
Murchison Metals, Ltd. (I)	11,474	11,793
Myer Holdings, Ltd.	1,122	3,724
National Australia Bank, Ltd.	12,191	326,089
Navitas, Ltd.	2,006	8,867
New Hope Corp., Ltd.	1,732	8,917
Newcrest Mining, Ltd.	3,229	133,411
NIB Holdings, Ltd.	7,722	11,313
NRMA Insurance Group, Ltd.	15,517	57,601
NRW Holdings, Ltd.	471	1,403
Nufarm, Ltd. (I)	1,560	8,369
OceanaGold Corp. (I)	3,000	8,293
OneSteel, Ltd.	9,891	24,919
Orica, Ltd.	2,418	65,891
Origin Energy, Ltd.	6,676	111,480
Oxiana, Ltd.	17,837	29,373
Pacific Brands, Ltd.	5,817	5,084
Paladin Resources, Ltd. (I)	5,205	19,451
Pan Australian Resources, Ltd. (I)	5,474	4,434
PaperlinX, Ltd. (I)	2,943	1,080
Peet & Company, Ltd.	3,526	7,043
Perpetual Trust of Australia, Ltd.	65	1,955

88

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Pharmaxis, Ltd. (I)	6,309	$17,458
Platinum Asset Management, Ltd.	1,354	6,735
Premier Investments, Ltd.	906	5,946
Primary Health Care, Ltd.	3,498	11,927
Prime AET&D Holdings No 1 Pty, Ltd. (I)	2	0
Programmed Maintenance Services, Ltd.	3,918	6,900
Qantas Airways, Ltd. (I)	10,227	23,029
QBE Insurance Group, Ltd.	4,141	75,601
Ramsay Health Care, Ltd.	719	14,217
REA Group, Ltd.	226	3,074
Redflex Holdings, Ltd.	5,097	13,392
Reece Australia, Ltd.	929	21,493
Regis Resources, Ltd. (I)	3,549	8,259
Resolute Mining, Ltd. (I)	6,735	8,731
Rex Minerals, Ltd. (I)	1,663	4,964
Ridley Corp., Ltd.	3,902	4,924
Rio Tinto, Ltd.	2,620	229,270
Riversdale Mining, Ltd. (I)	808	13,787
SAI Global, Ltd.	2,788	14,449
Sally Malay Mining, Ltd.	4,562	10,687
Sandfire Resources Nl (I)	3,022	21,254
Santos, Ltd.	5,769	92,348
Seek, Ltd.	692	4,845
ServCorp, Ltd.	1,946	5,942
Seven Network, Ltd.	755	6,996
Sigma Pharmaceuticals, Ltd. (I)	20,199	10,230
Sims Group, Ltd.	1,467	26,528
SMS Management & Technology, Ltd.	1,494	10,016
Sonic Healthcare, Ltd.	2,607	32,291
Southern Cross Media Group, Ltd. (L)	10,800	18,496
SP Ausnet	18,093	16,454
Spark Infrastructure Group (S)	9,219	10,670
Spotless Group, Ltd.	5,512	11,041
St. Barbara, Ltd. (I)	6,294	14,186
Straits Metals, Ltd. (I)	839	707
STW Communications Group, Ltd.	4,307	5,383
Suncorp-Metway, Ltd.	8,469	74,129
TABCORP Holdings, Ltd.	5,372	41,592
Tattersall’s, Ltd.	10,220	24,709
Telstra Corp., Ltd.	18,597	54,211
Ten Network Holdings, Ltd.	7,565	10,238
The Reject Shop, Ltd.	168	2,107
Thorn Group, Ltd.	5,020	11,365
Toll Holdings, Ltd.	3,609	22,116
Tower Australia Group, Ltd.	3,024	12,367
TPG Telecom, Ltd.	4,552	7,847
Transfield Services, Ltd.	8,075	27,948
Transpacific Industries Group, Ltd. (I)	3,754	4,359
Transurban Group, Ltd.	6,155	34,215
United Group, Ltd.	1,825	29,583
Virgin Blue Holdings, Ltd. (I)	16,061	5,227
Washington H Soul Pattinson
& Company, Ltd.	1,874	24,537
Wesfarmers, Ltd.	5,734	188,237
West Australian Newspapers Holdings, Ltd.	723	3,968
Western Areas NL	1,453	10,141
Westpac Banking Corp, SADR (L)	1,400	175,140
Westpac Banking Corp.	7,298	183,453
White Energy Company, Ltd. (I)	167	482
White Energy Company, Ltd. (I)	167	0
White Energy Company, Ltd. (I)	547	1,754
Whitehaven Coal, Ltd.	710	4,908
WHK Group, Ltd.	5,300	5,260
Woodside Petroleum, Ltd.	2,755	133,233
Woolworths, Ltd.	3,653	101,515

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	760	$24,329
Wotif.com Holdings, Ltd.	1,550	8,748

		6,223,652
Austria - 0.13%
Andritz AG	156	14,545
BWIN Interactive Entertainment AG	452	17,735
Erste Group Bank AG	1,943	98,062
Flughafen Wien AG	263	16,709
Intercell AG (I)	488	6,227
Mayr-Melnhof Karton AG	150	17,523
Oesterreichische Elektrizitaets AG, Class A	185	8,215
Oesterreichische Post AG (I)	519	17,761
OMV AG	992	44,814
Raiffeisen International Bank Holding AG	528	29,308
RHI AG (I)	89	3,211
Schoeller-Bleckmann Oilfield Equipment AG	46	4,528
Semperit AG Holding	67	3,902
Strabag SE	782	24,857
Telekom Austria AG	3,134	45,882
Uniqa Versicherungen AG	343	7,772
Voestalpine AG	1,126	52,877
Wiener Staedtische Allgemeine
Versicherung AG	482	27,531
Wienerberger Baustoffindustrie AG (I)	1,142	23,014
Zumtobel AG	627	21,418

		485,891
Bahamas - 0.00%
Steiner Leisure, Ltd. (I)	200	9,252
Belgium - 0.23%
Ackermans & Van Haaren NV	310	29,960
Ageas	13,918	39,641
AGFA Gevaert NV (I)	387	2
AGFA Gevaert NV (I)	1,552	6,715
Anheuser-Busch InBev NV	3,415	194,798
Banque Nationale de Belgique	4	19,887
Barco NV (I)	336	25,872
Bekaert SA	642	73,263
Belgacom SA	498	19,306
Colruyt SA	585	30,821
D’ieteren SA	280	19,192
Delhaize Group (L)	700	57,183
Dexia SA (I)	4,872	18,986
Elia System Operator SA/NV	221	9,021
Euronav NV	796	12,313
EVS Broadcast Equipment SA	252	16,040
Galapagos NV (I)	188	3,140
KBC Bancassurance Holding NV	1,556	58,534
Kinepolis Group NV	353	28,270
Mobistar SA	68	4,718
Nyrstar	1,073	15,468
Nyrstar - Strip VVPR (I)(L)	441	0
Omega Pharma SA	224	10,793
Solvay SA	371	43,947
Telenet Group Holding NV (I)	611	28,633
Tessenderlo Chemie (I)	10	6
Tessenderlo Chemie NV	213	7,633
ThromboGenics NV (I)	334	10,224
UCB SA	567	21,547
Umicore	574	28,506
Van De Velde NV (I)	196	11,041

		845,460

89

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda - 0.40%
Allied World Assurance
Company Holdings, Ltd.	800	$50,152
Alterra Capital Holdings, Ltd.	1,500	33,510
American Safety Insurance Holdings, Ltd. (I)	200	4,286
Arch Capital Group, Ltd. (I)	800	79,352
Argo Group International Holdings, Ltd.	500	16,520
Aspen Insurance Holdings, Ltd.	1,200	33,072
Assured Guaranty, Ltd.	2,200	32,780
Axis Capital Holdings, Ltd.	2,000	69,840
Catlin Group, Ltd.	4,951	28,658
CSI Properties, Ltd (I)	270,000	8,384
Dockwise, Ltd. (I)	60	1,632
Endurance Specialty Holdings, Ltd.	800	39,056
Enstar Group, Ltd. (I)	200	19,976
Everest Re Group, Ltd.	800	70,544
Flagstone Reinsurance Holdings SA	1,500	13,515
Frontline, Ltd.	400	9,945
Genpact, Ltd. (I)	3,100	44,888
Global Crossing, Ltd. (I)	800	11,136
Golar LNG, Ltd.	700	17,906
Golden Ocean Group, Ltd.	4,000	5,128
Helen of Troy, Ltd. (I)	500	14,700
Hiscox, Ltd.	4,702	28,462
Katanga Mining, Ltd. (I)	500	892
Lancashire Holdings, Ltd.	97	930
Marvell Technology Group, Ltd. (I)	4,500	69,975
Montpelier Re Holdings, Ltd.	1,100	19,437
Nabors Industries, Ltd. (I)	5,000	151,900
Orient-Express Hotels, Ltd., Class A (I)	1,400	17,318
PartnerRe, Ltd.	1,200	95,088
Platinum Underwriters Holdings, Ltd.	800	30,472
RenaissanceRe Holdings, Ltd.	800	55,192
Seadrill, Ltd.	2,243	81,061
Seawell, Ltd./bermuda (I)	230	1,587
Ship Finance International, Ltd.	900	18,657
Signet Jewelers, Ltd. (I)	1,476	67,926
Textainer Group Holdings, Ltd.	1,000	37,160
Validus Holdings, Ltd.	1,872	62,394
XL Group PLC	4,803	118,154

		1,461,585
Brazil - 0.88%
AES Tiete SA	900	12,541
All America Latina Logistica SA	5,200	42,679
American Banknote SA	200	2,444
Anhanguera Educacional Participacoes SA	800	19,590
B2W Companhia Global Do Varejo	300	4,107
Banco Bradesco SA	4,446	75,922
Banco Bradesco SA, ADR	11,774	244,311
Banco do Brasil SA	1,800	32,579
Banco Santander Brasil SA, ADR	4,600	56,396
BM&F Bovespa SA	9,200	66,775
BR Malls Participacoes SA	3,400	35,403
Brasil Brokers Participacoes Sa	2,200	11,454
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	15,200	7,820
Brasil Telecom SA	800	21,608
Braskem SA	800	21,544
BRF - Brasil Foods SA	3,454	65,937
Brookfield Incorporacoes SA	4,400	22,854
Centrais Eletricas Brasileiras SA (I)	1,200	18,132
Centrais Eletricas Brasileiras SA, ADR	1,100	21,274
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	800	33,544
Cia de Saneamento de Minas Gerais	800	13,475

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Cia Energetica de Minas Gerais, ADR	2,410	$46,441
Cia Paranaense de Energia, SADR	300	8,337
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	400	23,496
Companhia Siderurgica Nacional SA, SADR	3,550	59,143
Cosan SA Industria e Comercio	1,300	20,225
CPFL Energia SA	600	17,048
Cyrela Brazil Realty SA	2,800	26,548
Diagnosticos da America SA	3,600	46,305
Drogasil Sadrogasil Sa	1,300	10,160
Duratex SA	2,290	24,195
Embraer SA, ADR	1,100	37,070
Equatorial Energia Sa	1,400	10,899
Estacio Participacoes SA	700	11,362
Even Construtora e Incorporadora SA	1,800	9,283
EZ Tec Empreendimentos e Participacoes SA	1,100	9,433
Fertilizantes Heringer SA (I)	1,600	9,800
Fibria Celulose SA, SADR	1,104	18,128
Gafisa SA	3,000	18,963
Gerdau SA, SADR	4,100	51,250
Gol Linhas Aereas Inteligentes SA, ADR	900	12,357
Grendene SA	1,900	11,172
Hypermarcas SA	1,400	18,522
Inpar SA (I)	1,300	2,468
Iochpe-Maxion SA	800	10,623
Itau Unibanco Holding SA	3,615	86,941
Itau Unibanco Holding SA	800	15,724
JBS SA	2,700	9,691
JHSF Participacoes SA	2,000	5,084
LLX Logistica SA (I)	587	1,808
Localiza Rent A Car SA	300	4,814
Lojas Americanas SA	1,300	9,380
Lojas Renner SA	1,500	48,593
Lps Brasil Consultoria De Imoveis Sa	500	11,729
Lupatech SA (I)	100	857
MMX Mineracao e Metalicos SA (I)	465	2,922
MPX Energia SA (I)	600	14,682
MRV Engenharia e Participacoes SA	1,600	12,799
Natura Cosmeticos SA	1,100	30,993
Obrascon Huarte Lain Brasil SA	200	7,583
Odontoprev SA	400	6,537
PDG Realty SA Empreendimentos
e Participacoes	2,500	14,026
Perdigao SA	984	18,581
Petroleo Brasileiro SA, ADR	7,732	312,605
Petroleo Brasileiro SA, SADR (L)	10,394	369,403
Plascar Participacoes Industriais SA (I)	700	1,102
Porto Seguro SA	1,300	21,977
PortX Operacoes Portuarias SA (I)	587	1,388
Randon Participacoes Sarandon Participacoes
Sa-pref	1,200	8,195
Rossi Residencial SA	4,800	40,013
Sao Martinho SA	500	7,837
SLC Agricola SA	200	2,810
Souza Cruz SA	2,000	20,825
Sul America SA	2,700	33,737
Tecnisa SA	1,800	13,087
Tele Norte Leste Participacoes SA	400	9,139
Telecomunicacoes de Sao Paulo SA	600	13,689
Telecomunicacoes de Sao Paulo SA, ADR (L)	1,100	27,093
Terna Participacoes SA	800	17,155
Tim Participacoes SA, ADR	700	30,555
Tim Participacoes Satim Participacoes Sa	2,500	12,832
Totvs SA	500	9,601
Ultrapar Participacoes SA	800	13,245

90

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Ultrapar Participacoes SA, ADR	1,200	$20,340
Usinas Siderurgicas de Minas Gerais SA	1,400	24,010
Vale SA	10,100	298,152
Vale SA, SADR	7,000	233,450
Vivo Participacoes SA, ADR	900	36,342
Weg SA	2,400	31,605

		3,256,548
Canada - 2.37%
Absolute Software Corp. (I)	200	654
Advantage Oil & Gas, Ltd. (I)	1,400	12,563
Aecon Group, Inc.	1,200	12,266
AGF Management, Ltd.	1,356	27,428
Agnico-Eagle Mines, Ltd.	700	46,534
Agrium, Inc.	1,000	92,347
Alamos Gold, Inc.	1,600	25,316
Alimentation Couche Tard, Inc.	1,000	26,292
Astral Media, Inc.	600	23,938
ATCO, Ltd.	300	18,164
Atlantic Power Corp.	529	8,005
ATS Automation Tooling Systems, Inc. (I)	102	727
Aura Minerals, Inc. (I)	1,715	5,006
Aurizon Mines, Ltd. (I)	1,500	10,552
Bank of Montreal (L)	3,180	206,577
Bank of Nova Scotia	4,584	281,281
Bankers Petroleum, Ltd. (I)	700	6,282
Barrick Gold Corp.	3,800	197,506
Baytex Energy Corp.	338	19,764
BCE, Inc.	1,917	69,641
Bell Aliant, Inc.	272	7,530
Bellatrix Exploration, Ltd. (I)	2,700	15,707
Birchcliff Energy, Ltd. (I)	1,700	21,322
BlackPearl Resources, Inc. (I)	1,800	13,293
BMTC Group, Inc., Class A	200	4,714
Bombardier, Inc.	8,000	58,834
Bombardier, Inc., Class A	2,300	16,891
Boralex, Inc. (I)	200	1,743
Brookfield Asset Management, Inc.	1,300	42,252
Brookfield Properties Corp.	1,100	19,470
CAE, Inc.	2,909	38,647
Calfrac Well Services, Ltd.	600	19,340
Calvalley Petroleums, Inc. (I)	500	1,351
Cameco Corp.	2,200	66,170
Canaccord Capital, Inc.	1,200	17,329
Canada Bread Company, Ltd.	100	4,745
Canadian Imperial Bank of Commerce	1,784	153,834
Canadian National Railway Company	1,700	128,267
Canadian Natural Resources, Ltd.	4,322	213,715
Canadian Pacific Railway, Ltd.	1,100	70,709
Canadian Tire Corp., Ltd.	600	39,825
Canadian Utilities, Ltd.	600	32,769
Canadian Western Bank	445	14,298
Canam Group, Inc.	100	860
Canfor Corp. (I)	2,100	32,058
Cangene Corp. (I)	400	1,081
Canyon Services Group, Inc.	650	8,716
Capstone Mining Corp. (I)	4,700	21,379
Cardiome Pharma Corp. (I)	300	1,275
Cascades, Inc.	500	3,894
CCL Industries, Inc.	500	16,297
Celestica, Inc. (I)	2,600	27,891
Celtic Exploration, Ltd. (I)	600	12,792
Cenovus Energy, Inc.	2,956	116,776
Centerra Gold, Inc.	800	14,358
CGI Group, Inc. (I)	2,300	48,230

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Chinook Energy, Inc. (I)	716	$1,514
CI Financial Corp.	800	19,020
Cline Mining Corp. (I)	2,400	8,640
Cogeco Cable, Inc.	400	18,570
Cogeco, Inc.	400	17,118
Colossus Minerals, Inc. (I)	1,100	9,270
Compton Petroleum Corp. (I)	600	207
Connacher Oil and Gas, Ltd. (I)	1,300	1,917
Consolidated Thompson Iron Mines, Ltd. (I)	1,100	19,447
Corridor Resources, Inc. (I)	1,200	6,585
Corus Entertainment, Inc.	1,200	25,572
Cott Corp. (I)	800	6,733
Crescent Point Energy Corp.	500	24,265
Crew Energy, Inc. (I)	300	5,446
Crystallex International Corp. (I)	1,900	294
Daylight Energy, Ltd.	1,870	21,815
Denison Mines Corp. (I)	7,400	17,632
Detour Gold Corp. (I)	400	12,650
Domtar Corp.	600	55,068
Dorel Industries, Inc., Class B	200	6,422
Dragonwave, Inc. (I)	700	5,783
Dundee Capital Markets, Inc. (I)	600	805
Dundee Precious Metals
Incdundee Precious Metals Inc (I)	1,300	11,679
Eastern Platinum, Ltd. (I)	26,100	34,997
Eldorado Gold Corp.	2,700	44,030
Emera, Inc.	300	9,806
Empire Company, Ltd.	200	11,032
Enbridge, Inc.	1,484	90,953
Encana Corp.	3,756	129,901
Enerplus Corp.	789	24,992
Ensign Energy Services, Inc.	900	16,951
Equinox Minerals, Ltd. (I)	5,981	35,411
European Goldfields, Ltd. (I)	900	11,363
Evertz Technologies, Ltd.	100	1,833
Exfo Electro Optical Engineering, Inc. (I)	55	599
Fairborne Energy, Ltd. (I)	400	2,244
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	200	75,606
Finning International, Inc.	1,300	38,403
First Quantum Minerals, Ltd.	1,000	129,366
FirstService Corp. (I)	200	7,571
Flint Energy Services, Ltd. (I)	200	3,482
Fortis, Inc.	900	30,746
Forzani Group, Ltd.	200	3,629
Franco-Nevada Corp.	800	29,368
Galleon Energy, Inc. (I)	300	1,241
Gammon Gold, Inc. (I)	1,200	12,489
Garda World Security Corp. (I)	200	2,061
George Weston, Ltd.	400	27,255
Gildan Activewear, Inc.	1,000	32,821
Glacier Media, Inc. (I)	600	1,516
GMP Capital, Inc.	600	9,760
Goldcorp, Inc.	3,465	172,768
Gran Tierra Energy, Inc. (I)	3,400	27,438
Grande Cache Coal Corp. (I)	400	4,237
Great Canadian Gaming Corp. (I)	400	3,181
Great-West Lifeco, Inc.	1,000	27,746
Groupe Aeroplan, Inc.	2,900	39,275
Guyana Goldfields, Inc. (I)	396	3,848
Harry Winston Diamond Corp. (I)	200	3,222
Home Capital Group, Inc.	400	23,480
HudBay Minerals, Inc.	800	13,029
Husky Energy, Inc.	1,300	39,503
IAMGOLD Corp.	2,200	48,493

91

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IESI-BFC, Ltd.	233	$5,911
IGM Financial, Inc.	700	35,603
Imax Corp. (I)	300	9,528
Imperial Oil, Ltd.	900	45,989
Industrial Alliance Insurance and
Financial Services, Inc.	900	38,785
Inmet Mining Corp.	700	49,206
Intact Financial Corp.	800	41,465
International Forest Products, Ltd. (I)	300	2,163
International Tower Hill Mines, Ltd. (I)	1,100	11,040
Intertape Polymer Group, Inc. (I)	2,100	2,708
Ivanhoe Energy, Inc. (I)	900	2,534
Ivanhoe Mines, Ltd. (I)	3,220	88,313
Kingsway Financial Services, Inc. (I)	1,600	1,485
Kinross Gold Corp.	7,178	113,130
Kirkland Lake Gold, Inc. (I)	1,000	13,956
Lake Shore Gold Corp. (I)	2,500	10,547
Laurentian Bank of Canada	300	15,664
Legacy Oil & Gas, Inc. (I)	800	12,155
Leon’s Furniture, Ltd.	300	4,298
Linamar Corp.	400	8,668
Loblaw Companies, Ltd.	800	32,058
Lundin Mining Corp. (I)	1,400	11,625
MacDonald Dettwiler & Associates, Ltd.	400	22,226
Macquarie Power & Infrastructure Corp.	350	2,866
MAG Silver Corp. (I)	1,100	13,127
Magna International, Inc.	1,700	81,502
Major Drilling Group International	300	5,096
Maple Leaf Foods, Inc.	1,300	16,547
Maxim Power Corp. (I)	100	304
Mercator Minerals, Ltd. (I)	2,600	9,011
Mercer International, Inc. (I)	900	12,195
Methanex Corp.	800	24,871
Metro, Inc.	900	42,888
Migao Corp. (I)	1,300	10,151
Minefinders Corp. (I)	275	3,628
Miranda Technologies, Inc. (I)	300	2,058
Nal Energy Corp.	229	3,125
National Bank of Canada	800	65,015
Neo Material Technologies, Inc. (I)	700	6,736
New Gold, Inc (I)	2,600	30,599
Nexen, Inc.	3,947	98,400
Niko Resources, Ltd.	400	38,370
Norbord, Inc. (I)	60	931
Nordion, Inc.	2,500	29,500
North American Energy Partners, Inc. (I)	700	8,592
North American Palladium, Ltd. (I)	200	1,310
Northern Dynasty Minerals, Ltd. (I)	500	7,525
Northgate Minerals Corp. (I)	1,600	4,357
Novagold Resources, Inc. (I)	900	11,669
NuVista Energy, Ltd.	800	8,252
Oncolytics Biotech, Inc. (I)	900	5,245
Onex Corp.	800	28,047
Open Text Corp. (I)	600	37,281
OPTI Canada, Inc. (I)	1,100	267
Osisko Mining Corp. (I)	2,300	33,118
Pacific Rubiales Energy Corp.	600	16,648
Pan American Silver Corp.	600	22,286
Paramount Resources, Ltd. (I)	200	6,931
Pason Systems, Inc.	1,200	19,495
Pembina Pipeline Corp.	500	11,831
Pengrowth Energy Trust	245	3,389
Penn West Petroleum, Ltd.	2,692	74,748
PetroBakken Energy, Ltd., Class A	921	17,442
Petrobank Energy & Resources, Ltd. (I)	1,000	21,135

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Potash Corp. of Saskatchewan, Inc.	2,700	$159,271
Precision Drilling Corp. (I)	2,000	27,107
Progress Energy Resources Corp.	1,300	18,719
Quadra FNX Mining, Ltd. (I)	648	9,030
Quebecor, Inc.	300	10,731
Questerre Energy Corp. (I)	3,200	4,060
Ram Power Corp. (I)	365	497
Reitmans Canada, Ltd., Class A	500	9,005
Research In Motion, Ltd. (I)	1,600	90,488
Richelieu Hardware, Ltd.	700	21,661
Ritchie Bros. Auctioneers, Inc.	700	19,747
Rogers Communications, Inc., Class B (L)	1,900	69,062
RONA, Inc.	1,300	19,041
Royal Bank of Canada	4,977	307,963
Rubicon Minerals Corp. (I)	2,300	11,909
Russel Metals, Inc.	1,100	30,986
Sabina Gold & Silver Corp. (I)	1,600	9,638
Sandvine Corp. (I)	7,000	17,690
Saputo, Inc.	1,100	49,650
Savanna Energy Services Corp. (I)	400	3,755
Sears Canada, Inc.	599	12,375
SEMAFO, Inc. (I)	1,800	17,248
Shaw Communications, Inc., Class B	1,700	35,841
Shawcor, Ltd., Class A	600	22,564
Sherritt International Corp.	3,300	27,094
Shoppers Drug Mart Corp.	1,316	54,106
Shore Gold, Inc. (I)	1,200	965
Silver Standard Resources, Inc. (I)	600	18,808
Silver Wheaton Corp.	2,100	91,235
Silvercorp Metals, Inc.	500	7,277
SNC-Lavalin Group, Inc.	700	39,884
SouthGobi Energy Resources, Ltd. (I)	100	1,474
Sprott Resource Corp. (I)	687	3,805
Sprott Resource Lending Corp. (I)	1,200	2,203
St Andrew Goldfields, Ltd. (I)	4,000	4,373
Stantec, Inc. (I)	200	5,987
Stella-Jones, Inc.	200	8,345
Sun Life Financial, Inc.	4,063	127,694
Suncor Energy, Inc.	10,139	454,712
Superior Plus Corp.	700	8,144
Talisman Energy, Inc.	5,500	135,982
Tanzanian Royalty Exploration Corp. (I)	1,900	12,131
Taseko Mines, Ltd. (I)	900	5,347
Teck Resources, Ltd.	2,700	143,118
Teekay Corp.	600	22,158
TELUS Corp.	973	47,270
Tesco Corp. (I)	200	4,390
The Churchill Corp. (I)	400	8,272
The Descartes Systems Group, Inc. (I)	600	3,948
The Jean Coutu Group (PJC), Inc.	1,500	15,859
The Toronto-Dominion Bank	4,400	389,397
Thompson Creek Metals Company, Inc. (I)	1,300	16,292
Thomson Corp.	2,012	78,965
Tim Hortons, Inc.	1,400	63,495
Timminco, Ltd. (I)	300	142
TMX Group, Inc.	500	20,021
Toromont Industries, Ltd.	500	16,220
Torstar Corp.	400	5,896
Trans-Canada Corp.	3,239	131,331
TransAlta Corp.	1,899	40,037
Transcontinental, Inc.	500	7,726
TransForce, Inc.	1,100	16,168
Transglobe Energy Corp. (I)	600	9,110
Trican Well Service, Ltd.	1,500	33,868
Trilogy Energy Corp.	400	8,408

92

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Trinidad Drilling, Ltd.	2,100	$20,361
UEX Corp. (I)	800	974
Uni-Select, Inc.	200	5,388
Uranium One, Inc.	7,500	29,397
Valeant Pharmaceuticals International, Inc.	1,500	74,884
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	1,246	62,063
Valener, Inc.	130	2,247
Vector Aerospace Corp. (I)	305	4,036
Vermilion Energy, Inc.	220	11,466
Vero Energy, Inc. (I)	300	1,714
Viterra, Inc.	3,072	37,263
West Fraser Timber Company, Ltd.	300	18,699
Western Financial Group, Inc.	600	2,562
Westport Innovations, Inc. (I)	500	10,959
Wi-LAN, Inc.	1,000	6,148
Yamana Gold, Inc.	5,300	65,491
Yellow Media, Inc.	620	3,524

		8,763,719
Cayman Islands - 0.11%
China Dongxiang Group Company	27,000	8,529
Consolidated Water Company, Ltd.	400	4,360
ENN Energy Holdings, Ltd.	4,000	12,421
Fresh Del Monte Produce, Inc.	1,000	26,110
Garmin, Ltd. (I)(L)	2,500	84,650
Greenlight Capital Re, Ltd., Class A (I)	600	16,926
Herbalife, Ltd.	1,000	81,360
Hopewell Highway Infrastructure, Ltd., GDR	12,600	8,646
Integra Group Holdingsintegra Group Hold-reg
S Gdr (I)	532	1,835
Longfor Properties	5,053	8,568
Sands China, Ltd. (I)	10,000	22,257
Seagate Technology PLC	6,600	95,040
Siem Offshore, Inc. (I)	1,271	2,865
Wynn Macau, Ltd.	4,400	12,269

		385,836
Chile - 0.15%
Banco de Chile (L)	516	43,442
Banco de Credito e Inversiones	233	14,634
Banco Santander Chile SA, ADR (L)	300	26,025
Besalco SA	5,468	10,578
CAP SA	641	31,134
Centros Comerciales Sudamericanos SA	5,133	36,903
Cia Cervecerias Unidas SA, ADR	500	29,550
Cia General de Electricidad	1,916	10,831
Colbun SA	49,226	14,016
Companhia Sudamericana de Vapores SA	7,688	5,730
CorpBanca SA, SADR	333	7,456
Empresa Electrica Del Norte Grande Sa	4,759	12,145
Empresa Nacional de
Electricidad SA, ADR (L)	500	27,810
Empresa Nacional de Telecomunicaciones SA	1,081	17,675
Empresas CMPC SA	771	37,766
Empresas Copec SA	2,167	38,109
Empresas Iansa SA (I)	65,744	8,190
Empresas La Polar SA	2,561	13,662
Enersis SA, SADR	1,400	29,148
Inversiones Aguas Metropolitanas SA	2,737	4,166
Lan Airlines SA, SADR (L)	900	23,031
Madeco SA	184,091	10,753
Masisa SA (I)	76,248	11,813
Ripley Corp SA (I)	7,726	10,215
S.A.C.I. Falabella SA	1,614	16,439

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Salfacorp Sa	3,023	$10,854
Sociedad Quimica y Minera de
Chile SA, ADR	600	33,156
Sonda SA	5,869	14,493
Vina Concha Y Toro SA, ADR	300	14,094

		563,818
China - 0.76%
361 Degrees International, Ltd.	9,000	5,618
AAC Acoustic Technologies Holdings, Inc.	10,000	27,059
Agile Property Holdings, Ltd.	8,000	12,586
Ajisen China Holdings, Ltd.	8,000	15,440
Aluminum Corp. China, Ltd. (L)	1,300	30,771
Angang Steel Company, Ltd., Class H	10,000	13,622
Anhui Conch Cement Company, Ltd.	8,000	50,326
Anta Sports Products, Ltd.	1,000	1,551
Bank of China, Ltd., Class H	353,100	196,255
Bank of Communications
Company, Ltd., Class H	34,750	38,217
Beijing Capital International Airport
Company, Ltd., Class H	26,000	13,626
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	9,647
Bund Center Investment, Ltd. (I)	9,000	1,566
BYD Company, Ltd., Class H (I)	3,000	11,491
China Automation Group, Ltd.	13,000	10,086
China BlueChemical, Ltd.	18,000	14,739
China Citic Bank Corp, Ltd.	21,000	15,305
China Coal Energy Company, Series H	22,000	29,925
China Communications
Construction Company, Ltd.	27,787	26,621
China Communications
Services Corp., Ltd., Class H	28,000	17,075
China Construction Bank Corp.	255,891	239,732
China COSCO Holdings Company, Ltd. (I)	18,500	18,912
China Eastern Airlines Corp., Ltd. (I)	60,000	22,947
China Huiyuan Juice Group, Ltd. (L)	11,000	7,479
China Information Technology, Inc. (I)	800	2,160
China Life Insurance
Company, Ltd., SADR (L)	2,000	112,100
China Merchants Bank Company, Ltd.	21,628	59,804
China Molybdenum Company, Ltd.	18,000	15,638
China National Building
Material Company, Ltd.	10,000	36,606
China National Materials Company, Ltd.	11,000	9,880
China Oilfield Services, Ltd.	10,000	22,695
China Pacific Insurance Group Company, Ltd.	2,574	10,783
China Petroleum & Chemical Corp., ADR	800	80,464
China Qinfa Group, Ltd. (I)	2,000	1,147
China Railway Construction Corp.	13,500	14,074
China Railway Group, Ltd.	23,000	14,792
China Rare Earth Holdings, Ltd. (I)	22,000	9,639
China Shanshui Cement Group, Ltd.	20,000	18,650
China Shenhua Energy Company, Ltd.	13,500	63,570
China Shineway Pharmaceutical Group, Ltd.	5,000	12,017
China Shipping Container
Lines Company, Ltd. (I)	47,000	18,770
China Shipping Development Company, Ltd.	10,000	11,318
China Southern Airlines Company, Ltd. (I)	60,000	26,666
China Telecom Corp., Ltd., ADR	700	42,700
China Yurun Food Group, Ltd.	10,000	33,738
Chongqing Machinery &
Electric Company, Ltd.	4,000	1,350
Cogo Group, Inc. (I)	600	4,842
Country Garden Holdings Company	32,000	14,059

93

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Dongfang Electric Corp. Ltd.	4,800	$16,431
Dongfeng Motor Group Company, Ltd.	30,000	51,384
Dongyue Group	17,000	13,797
Epure International, Ltd. (I)	17,000	9,728
Evergrande Real Estate Group, Ltd.	25,000	13,726
First Tractor Company	10,000	12,041
Foxconn International Holdings, Ltd. (I)	21,000	12,588
Fufeng Group, Ltd.	10,000	6,831
Great Wall Motor Company, Ltd.	10,000	18,461
Greentown China Holdings, Ltd.	11,500	12,122
Guangdong Investment, Ltd.	34,000	17,153
Guangzhou Automobile Group Company, Ltd.	32,233	39,369
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	14,902
Hidili Industry International Development, Ltd.	13,000	11,550
Huaneng Power International, Inc.	500	11,745
Hunan Non Ferrous Metal Corp., Ltd. (I)	12,000	4,558
Industrial & Commercial Bank of China, Ltd.	305,730	253,524
International Mining
Machinery Holdings, Ltd. (I)	7,500	6,583
Jiangsu Expressway, Ltd.	10,000	11,292
Jiangxi Copper Company, Ltd., Class H	9,000	29,967
Kingdee International Software
Group Company, Ltd.	10,000	6,281
Kingsoft Corp., Ltd.	12,000	7,199
KWG Property Holding, Ltd.	14,500	11,738
Lenovo Group, Ltd.	34,000	19,489
Lingbao Gold Company, Ltd.	4,000	3,293
Maanshan Iron & Steel Company, Ltd. (I)	22,000	11,882
Metallurgical Corp of China Ltd (I)	3,000	1,248
New World Department Store China	8,000	5,589
Pacific Textile Holdings, Ltd.	18,000	10,400
Peak Sport Products Company, Ltd.	8,000	5,484
PetroChina Company, Ltd., Class H	108,000	165,181
PICC Property & Casualty
Company, Ltd., Class H (I)	22,000	26,729
Ping An Insurance Group Company
of China, Ltd.	7,500	75,919
Semiconductor
Manufacturing International Corp. (I)	265,000	20,064
Shanghai Electric Group Company, Ltd.	26,000	13,076
Shenzhou International Group Holdings, Ltd.	6,000	7,073
Shimao Property Holdings, Ltd., GDR	14,500	20,500
Shui On Land, Ltd.	12,847	5,937
Silver Base Group Holdings, Ltd.	3,000	2,302
Sinopec Shanghai
Petrochemical Company, Ltd.	300	14,286
Sinotrans Shipping, Ltd.	15,500	5,027
Sinotrans, Ltd., Class H	11,000	2,678
Tencent Holdings, Ltd.	3,800	92,330
Tianneng Power International, Ltd.	3,600	1,755
Tingyi (Cayman Islands) Holding Corp.	10,000	24,570
Travelsky Technology, Ltd.	8,000	7,797
Tsingtao Brewery Company, Ltd., Series H	2,000	9,548
Uni-President China Holdings, Ltd.	16,000	8,177
Want Want China Holdings, Ltd.	15,000	11,739
Weiqiao Textile Company	11,000	10,951
Xingda International Holdings, Ltd.	14,000	13,038
Xinjiang Xinxin Mining
Industry Company, Ltd.	3,000	1,807
XTEP International Holdings	14,500	9,838
Yanzhou Coal Mining Company, Ltd.	1,300	47,151
Yanzhou Coal Mining Company, Ltd., Class H	4,000	14,440
Zhaojin Mining Industry Company., Ltd. (I)	6,000	26,968
Zhejiang Expressway Company, Ltd., Class H	12,000	10,955

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Zhuzhou CSR Times Electric Company, Ltd.	4,000	$15,248
Zijin Mining Group, Ltd.	26,000	20,731
ZTE Corp., Class H	2,100	9,810

		2,814,038
Colombia - 0.02%
BanColombia SA ADR	200	12,532
Ecopetrol SA	700	29,169
Petrominerales, Ltd.	1,014	38,426

		80,127
Cyprus - 0.01%
Globaltrans Investment PLC, GDR (I)	741	13,627
ProSafe ASA	1,104	8,397

		22,024
Czech Republic - 0.02%
CEZ AS	757	38,680
Komercni Banka AS	109	27,508
Telefonica O2 Czech Republic AS	798	18,669

		84,857
Denmark - 0.22%
A P Moller Maersk A/S, Series A	6	56,436
Bavarian Nordic A/S (I)	225	4,804
Carlsberg A/S	702	75,602
Coloplast A/S	150	21,708
D.S. Norden A/S	64	2,205
Danisco A/S	415	52,386
Danske Bank A/S (I)	2,447	54,189
Danske Bank A/S - New Shares (I)	815	18,202
DFDS A/S	36	3,046
DSV A/S, ADR	687	16,962
East Asiatic Company, Ltd. A/S	298	9,064
Fionia Bank A/S (I)	550	0
FLS Industries A/S	534	45,457
Genmab A/S (I)	380	4,044
GN Store Nord A/S	2,000	18,780
H. Lundbeck A/S	487	11,300
IC Companys A/S	52	2,225
Jyske Bank A/S (I)	712	31,726
NeuroSearch A/S (I)	102	1,106
NKT Holding A/S	119	6,965
Novo Nordisk A/S, SADR	1,600	200,368
Novozymes A/S, B Shares	250	38,200
PER Aarsleff A/S	90	7,606
Ringkjoebing Landbobank A/S	36	4,632
Rockwool International A/S	100	12,339
Royal Unibrew A/S	164	11,304
Satair A/S	30	2,156
Schouw & Company A/S	100	2,783
SimCorp A/S	51	8,175
Sjaelso Gruppen A/S (I)	150	279
Spar Nord Bank A/S (I)	600	5,531
Sydbank A/S	511	12,898
Thrane & Thrane A/S	102	4,865
Topdanmark A/S (I)	135	22,444
Torm A/S (I)	300	1,716
TrygVesta A/S	177	10,409
Vestas Wind Systems A/S (I)	992	43,049

		824,961
Egypt - 0.01%
Orascom Construction Industries	461	19,357
Finland - 0.32%
Ahlstrom OYJ	715	17,609

94

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Alma Media OYJ	1,123	$12,963
Amer Sports OYJ	1,470	18,900
Atria PLC	525	6,455
Cargotec Corp. OYJ	270	13,166
Cramo OYJ (L)	941	24,397
Elisa OYJ, Class A	806	17,741
Fiskars Corp.	285	6,863
Fortum OYJ	2,649	90,094
Huhtamaki OYJ	1,487	21,071
Ilkka-Yhtyma OYJ	259	3,233
KCI Konecranes OYJ	207	9,585
Kemira OYJ	1,294	20,915
Kesko OYJ	774	36,232
Kone OYJ	649	37,347
Lassila & Tikanoja OYJ	363	6,532
M-real OYJ (I)	5,400	23,556
Metra OYJ	1,392	54,338
Metso OYJ	2,220	119,359
Neste Oil OYJ	833	17,168
Nokia OYJ	4,628	39,380
Nokia OYJ, SADR (L)	8,000	68,080
Nokian Renkaat OYJ	853	36,328
Olvi OYJ	50	2,620
Oriola-KD OYJ	3,601	17,370
Orion OYJ, Series A	518	12,541
Orion OYJ, Series B	915	22,194
Outokumpu OYJ	1,422	24,612
Outotec OYJ	215	12,934
Pohjola Bank OYJ (L)	2,267	30,910
Poyry OYJ	603	9,191
Ramirent OYJ	637	10,494
Rautaruukki OYJ	824	19,752
Ruukki Group OYJ (I)	3,552	9,106
Sampo OYJ	2,893	92,312
Sanoma OYJ	694	15,721
Stockmann OYJ Abp, Series B	271	8,148
Stora Enso OYJ, Series R	4,914	58,532
Technopolis OYJ	1,351	7,235
Tieto OYJ	537	9,827
Tikkurila OYJ	323	7,350
UPM-Kymmene OYJ	3,521	74,463
Vacon OYJ	243	14,971
Vaisala OYJ	274	8,941
YIT Oyj	616	18,259

		1,188,795
France - 1.72%
Accor SA	679	30,487
Aeroports de Paris	235	21,648
Air France KLM (I)	1,136	18,899
Air Liquide SA	1,138	151,422
Alcatel-Lucent (I)	10,870	62,711
Alcatel-Lucent, SADR (I)	1,300	7,553
Alstom SA	940	55,600
Altamir Amboise (I)	346	3,973
Alten SA	466	17,572
April Group SA	269	7,438
Arkema	378	34,314
Atos Origin SA (I)	196	11,505
AXA SA	10,603	221,684
BioMerieux SA	61	6,398
BNP Paribas	5,011	366,690
Bonduelle SCA	60	5,645
Bongrain SA (I)	43	3,994
Bourbon SA	181	8,557

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Bouygues SA	1,406	$67,511
Bureau Veritas SA	318	25,003
Cap Gemini SA	1,092	63,485
Carrefour SA	2,447	108,461
Casino Guichard Perrachon SA	470	44,480
Christian Dior SA	341	48,011
Cie de Saint-Gobain	2,765	169,293
Cie Generale de Geophysique-Veritas (I)	928	33,543
Club Mediterranee SA (I)	311	6,695
CNP Assurances SA	912	19,366
Compagnie Generale de
Geophysique-Veritas (I)	800	28,952
Compagnie Generale des Etablissements
Michelin, Class B	1,005	84,926
Compagnie Plastic Omnium SA	375	30,583
Credit Agricole SA	4,460	73,236
Danone SA (I)	2,419	158,008
Dassault Systemes SA	135	10,386
Dassault Systemes SA, ADR	178	13,749
Delachaux SA	38	3,885
Edenred (I)	928	27,991
EDF Energies Nouvelles, SA	202	10,646
EDF SA	876	36,308
Eiffage SA	234	14,074
Essilor International SA	954	70,890
Esso SAF	21	2,975
Etablissements Maurel et Prom SA	1,051	20,255
Etam Developpement SA (I)	178	8,431
Euler Hermes SA (I)	217	20,670
Euro Disney SCA (I)	1,146	12,305
European Aeronautic Defence &
Space Company (I)	2,586	75,370
Eutelsat Communications	618	24,681
Faiveley Transport	97	9,598
Faurecia (I)	464	16,948
Financiere Marc de Lacharriere SA	165	6,660
France Telecom SA	5,839	130,980
France Telecom SA, SADR	2,800	63,028
GDF Suez	6,581	268,520
Gemalto NV	759	37,340
GFI Informatique SA (I)	1,624	8,567
GL Events SA	168	5,765
Groupe Eurotunnel SA	2,308	24,557
Groupe Steria SA	723	23,263
Guyenne & Gascogne SA	102	13,235
Havas SA	9,811	52,656
Hermes International SA	266	58,413
Iliad SA	179	21,462
Imerys SA	456	33,479
IMS International Metal Service (I)	172	3,662
Ingenico SA	483	21,616
Ipsen SA	190	6,822
Ipsos SA	285	13,955
JC Decaux SA (I)	642	21,585
Korian	384	9,006
L’Oreal SA	1,025	119,382
Lafarge SA	1,486	92,676
Lagardere S.C.A (I)	829	35,445
Laurent-Perrier SA	19	2,127
Legrand SA, ADR	757	31,481
LVMH Moet Hennessy Louis Vuitton SA	987	156,210
M6-Metropole Television	679	17,741
Meetic	378	8,280
Mersen	322	17,886
Natixis (I)	8,403	47,604

95

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Neopost SA	286	$25,045
Nexans SA	342	32,723
Nexity SA	201	9,968
NRJ Group	256	2,718
Orpea SA	163	7,965
PagesJaunes Groupe SA	975	9,778
Penauille Polyservices SA (I)	416	3,572
Pernod-Ricard SA	1,312	122,690
Peugeot SA (I)	1,042	41,241
Pierre & Vacances SA	194	17,043
PPR	493	75,557
Publicis Groupe SA	872	48,888
Rallye SA	357	16,152
Remy Cointreau SA	112	8,431
Renault SA (I)	1,576	87,128
Rexel SA (I)	817	20,620
Rhodia SA (I)	963	28,178
Rubis SA	143	17,088
Sa des Ciments Vicat (I)	137	11,650
Safran SA	1,294	45,808
Saft Groupe SA	395	16,790
Sanofi-Aventis SA	909	63,841
Sanofi-Aventis SA, ADR	8,840	311,345
Schneider Electric SA	1,305	223,056
SCOR SE	1,334	36,319
SEB SA	170	16,739
Seche Environnement	29	2,777
Sechilienne-Sidec SA	300	8,416
Sequana Capital	355	6,240
Societe BIC SA	221	19,637
Societe Generale	3,316	215,615
Societe Television Francaise	400	7,344
Sodexho Alliance	416	30,362
SOITEC (I)	1,651	25,071
Somfy SA	66	18,230
SR Teleperformance SA	626	23,597
STMicroelectronics NV	5,121	63,468
Suez Environnement SA	1,413	29,232
Technip SA	901	96,243
Thales SA	491	19,607
Theolia SA (I)	446	847
Total SA	3,611	219,825
Trigano SA	184	6,247
UBISOFT Entertainment SA (I)	662	6,772
Valeo SA (I)	771	44,939
Vallourec SA	690	77,451
Veolia Environnement SA	752	23,384
Veolia Environnement SA, ADR	900	28,053
Vilmorin & Compagnie SA	121	14,499
Vinci SA	1,541	96,273
Virbac SA	64	10,665
Vivendi SA	7,483	213,580
Zodiac SA	501	36,479

		6,375,394
Germany - 1.56%
Aareal Bank AG (I)	1,065	34,156
Adidas AG	1,204	76,040
Adva AG Optical Networking (I)	1,343	11,264
Aixtron AG (L)	2,020	88,341
Allianz SE	2,309	323,973
Arques Industries Ag (I)	1,047	6,315
Asian Bamboo AG (L)	217	10,673
Axel Springer AG	80	12,943
BASF SE (I)	3,942	341,781

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Bauer AG	199	$10,041
Bayer AG	3,714	287,596
Bayerische Motoren Werke (BMW) AG	1,622	135,410
BayWa AG	220	9,965
Beiersdorf AG	429	26,187
Bilfinger Berger AG (I)	616	53,471
Biotest AG	188	13,077
Carl Zeiss Meditec AG	602	12,709
Celesio AG	622	15,293
Comdirect Bank AG	358	4,049
Commerzbank AG (I)(L)	5,493	42,808
Continental AG (I)	267	24,123
Daimler AG (L)	4,529	319,607
Delticom AG	67	6,069
Demag Cranes AG	396	20,169
Deutsche Bank AG (L)	5,850	345,560
Deutsche Boerse AG	914	69,354
Deutsche Lufthansa AG	1,375	29,151
Deutsche Post AG (I)	4,806	86,741
Deutsche Telekom AG (I)	16,349	252,617
Deutz AG (I)	380	3,198
Douglas Holding AG	377	20,590
Drillisch AG	1,233	12,723
Duerr AG (I)	342	11,356
DVB Bank AG	130	4,624
E.ON AG	8,457	258,402
ElringKlinger AG	874	27,550
Evotec AG (I)	5,636	23,755
Fielmann AG	101	9,543
Fraport AG, ADR	382	28,004
Freenet AG	684	7,836
Fresenius AG	790	73,095
Fresenius Medical Care AG &
Company KGaA (L)	1,000	67,520
GEA Group AG	1,483	48,831
Gerresheimer AG	197	9,016
Gerry Weber International AG	59	3,434
GFK AG	202	11,170
Gildemeister AG	331	7,500
Grenkeleasing AG	302	18,081
Hamburger Hafen und Logistik AG	130	6,048
Hannover Rueckversicherung AG	384	20,960
HeidelbergCement AG	1,012	70,689
Heidelberger Druckmaschinen AG (I)	2,635	12,456
Henkel AG & Company, KGaA	916	47,869
Hochtief AG	395	42,525
Indus Holding AG	334	9,946
Infineon Technologies AG	11,647	119,391
Infineon Technologies AG, ADR	1,444	14,888
IVG Immobilien AG (I)	981	8,136
Jenoptik AG (I)	706	5,642
K&S AG	906	68,394
Kloeckner & Company SE (I)	495	16,545
Kontron AG	927	11,495
Krones AG (I)	110	7,971
KWS Saat AG	30	6,335
Lanxess AG	377	28,201
Leoni AG (I)	304	12,990
Linde AG (I)	1,016	160,473
MAN AG (I)	685	85,392
Medion AG	481	6,822
Merck KGAA	443	39,973
Metro AG (I)	597	40,816
MLP AG	663	6,135
Morphosys AG (I)	113	3,003

96

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
MTU Aero Engines Holding AG	328	$22,223
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	987	155,208
MVV Energie AG	213	8,260
Norddeutsche Affinerie AG	508	27,130
Nordex AG (I)	111	1,220
Pfeiffer Vacuum Technology AG	139	19,494
Pfleiderer AG (I)	325	742
Phoenix Solar AG	271	9,210
Praktiker Bau- und Heimwerkermaerkte AG	439	5,181
Premiere AG (I)	4,951	20,373
Puma AG	48	14,099
Q-Cells AG (I)	211	911
Qiagen AG (I)	1,865	37,241
QSC AG (I)	2,321	8,747
Rheinmetall AG	265	21,969
Rhoen-Klinikum AG	1,133	24,576
Roth & Rau AG (I)	271	6,059
RWE AG	1,689	107,978
Salzgitter AG	344	27,166
SAP AG	474	29,081
SAP AG, SADR	2,700	165,672
SGL Carbon AG (I)	292	14,268
Siemens AG	3,200	439,488
Sixt AG	395	20,157
SMA Solar Technology AG	59	7,406
Software AG	261	43,234
Solar Millennium AG (I)	105	2,723
Solarworld AG (L)	724	11,805
Solon SE (I)	266	1,683
Stada Arzneimittel AG	532	20,618
Suedzucker AG	616	17,171
Symrise AG	1,131	33,170
Tag Immobilien AG (I)	577	5,625
ThyssenKrupp AG	2,089	85,636
Tognum AG	1,002	36,086
TUI AG (I)	2,754	32,929
United Internet AG	711	12,778
Volkswagen AG	295	45,248
Vossloh AG	56	7,509
Wacker Chemie AG	99	22,267
Wacker Construction Equipment AG (I)	190	2,997
Wincor Nixdorf AG	298	24,114
Wire Card AG	551	9,882

		5,778,140
Gibraltar - 0.00%
PartyGaming PLC (I)	2,309	7,402
Greece - 0.10%
Agricultural Bank of Greece SA (I)	2,722	2,735
Alapis Holding Industrial & Commercial SA	1,171	414
Alpha Bank A.E. (I)	4,746	30,670
Bank of Cyprus PCL	3,424	12,440
Bank of Greece SA (I)	162	8,180
Coca Cola Hellenic Bottling Company SA	1,000	27,130
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	2,326	1,909
EFG Eurobank Ergasias SA (I)	3,504	21,817
Excel Maritime Carriers, Ltd. (I)(L)	700	3,003
Fourlis SA	160	1,360
GEK Group of Companies SA	925	3,695
Geniki Bank SA (I)	568	1,199
Greek Postal Savings Bank SA (I)	615	2,933
Hellenic Petroleum SA	1,357	14,153
Hellenic Technodomiki Tev SA	2,313	10,151

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	1,308	$14,597
Intralot SA-integrated Lottery Systems
& Services	1,792	6,221
Jumbo SA	213	1,647
Marfin Investment Group SA (I)	7,394	8,165
Metka SA	436	5,927
Michaniki SA	2,623	1,304
Motor Oil Hellas Corinth Refineries SA	798	10,354
Mytilineos Holdings SA (I)	1,928	14,876
National Bank of Greece SA (I)	6,037	53,663
OPAP SA	1,350	28,877
Piraeus Bank SA (I)	19,556	38,769
Proton Bank SA (I)	1,023	1,057
Public Power Corp. SA	1,004	17,481
Terna Energy SA	278	1,348
Titan Cement Company SA	454	11,320
Viohalco SA (I)	1,796	10,418

		367,813
Guernsey, C.I. - 0.02%
Amdocs, Ltd. (I)	2,900	83,665
Hong Kong - 1.02%
Alibaba.com, Ltd.	5,500	9,421
Allied Group, Ltd.	2,000	6,991
Allied Properties HK, Ltd.	20,000	4,121
AMVIG Holdings, Ltd.	4,000	3,082
Apac Resources, Ltd. (I)	100,000	5,988
Asia Financial Holdings, Ltd.	22,000	9,913
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	13,071
Asia Standard International Groupasia
Standard Intl.group	20,000	4,930
ASM Pacific Technology, Ltd.	1,800	22,600
Associated International Hotels, Ltd. (I)	2,000	4,350
Bank of East Asia, Ltd.	10,893	46,377
Beijing Enterprises Holdings, Ltd.	4,000	22,917
Belle International Holdings, Ltd.	23,000	42,401
BOC Hong Kong Holdings, Ltd.	18,000	58,617
Brilliance China Automotive Holdings, Ltd. (I)	68,000	68,093
C C Land Holdings, Ltd.	7,000	2,388
Cafe de Coral Holdings, Ltd.	2,000	4,704
Cathay Pacific Airways, Ltd.	8,000	19,117
Chaoda Modern Agriculture Holdings, Ltd.	28,480	17,766
Chaoyue Group, Ltd. (I)	45,000	2,254
Cheung Kong Holdings, Ltd.	9,000	146,588
Cheung Kong Infrastructure Holdings, Ltd.	4,000	18,937
China Aerospace International Holdings, Ltd.	76,000	9,075
China Agri-Industries Holdings, Ltd.	8,000	8,994
China Energy Development Holdings, Ltd. (I)	160,000	5,900
China Everbright International, Ltd.	16,000	7,778
China Everbright, Ltd.	4,000	8,953
China Gas Holdings, Ltd.	16,000	7,890
China Grand Forestry
Resources Group, Ltd. (I)	26,000	731
China Green Holdings, Ltd.	3,000	2,308
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	8,021
China Lumena New Materials Corpchina
Lumena New Materials	26,000	9,401
China Mengniu Dairy Company, Ltd.	4,000	10,604
China Merchants Holdings
International Company, Ltd.	6,458	27,244
China Mobile, Ltd.	1,500	13,857
China Mobile, Ltd., SADR	5,100	235,824
China Oil and Gas Group, Ltd. (I)	20,000	1,873

97

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Overseas Land & Investment, Ltd.	24,960	$51,242
China Pharmaceutical Group, Ltd.	14,000	8,281
China Power New Energy
Development Company, Ltd. (I)	100,000	8,512
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	10,917
China Resource Power Holdings, Ltd.	14,000	27,043
China Resources Enterprises, Ltd.	8,000	32,723
China Resources Gas Group, Ltd.	6,000	8,201
China Resources Land, Ltd.	18,000	33,681
China Sci-Tech Holdings, Ltd. (I)	240,000	6,876
China State Construction
International Holdings, Ltd.	18,000	16,384
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	20,639
China Travel International Investment
Hong Kong, Ltd. (I)	22,000	4,600
China Unicom Hong Kong, Ltd. (I)	3,803	63,130
China WindPower Group, Ltd. (I)	80,000	8,559
Chong Hing Bank, Ltd.	4,000	10,280
Citic 1616 Holdings, Ltd.	27,000	8,672
Citic 21CN Company, Ltd. (I)	36,000	5,169
Citic Pacific, Ltd.	6,000	16,626
CITIC Resources Holdings, Ltd. (I)	11,500	2,501
CLP Holdings, Ltd.	9,000	73,012
CNNC International, Ltd. (I)	10,000	7,211
CNOOC, Ltd.	600	151,824
Coastal Greenland, Ltd. (I)	4,000	255
COFCO International, Ltd.	6,000	3,662
Cosco International Holdings, Ltd.	22,427	14,359
COSCO Pacific, Ltd.	6,000	11,342
Cosway Corp. Ltd.	5,000	553
Dah Chong Hong Holdings, Ltd.	8,000	8,985
Dah Sing Banking Group, Ltd.	4,840	7,535
Dah Sing Financial Group	900	5,561
Daphne International Holdings, Ltd.	10,000	7,569
Dickson Concepts International, Ltd.	7,500	5,591
Digital China Holdings, Ltd.	6,000	11,444
Enm Holdings, Ltd. (I)	96,000	8,567
Esprit Holdings, Ltd.	5,813	26,570
eSun Holdings, Ltd. (I)	46,000	10,231
Eva Precision Industrial Holdings, Ltd.	12,000	8,784
Far East Consortium International, Ltd.	36,000	8,645
First Pacific Company	24,000	21,479
First Sign International Holdings, Ltd. (I)	17,000	7,241
Fosun International	22,500	17,251
Franshion Properties China, Ltd.	40,000	11,480
Fushan International Energy Group, Ltd.	16,000	11,465
G-Resources Group, Ltd. (I)	84,000	6,182
Galaxy Entertainment Group, Ltd. (I)	6,000	8,709
GCL Poly Energy Holdings, Ltd. (I)	47,596	29,376
Geely Automobile Holdings Company, Ltd.	15,000	5,563
Get Nice Holdings, Ltd.	30,000	2,009
Giordano International, Ltd.	8,000	4,838
Global Bio-Chem Technology
Group Company, Ltd. (I)	14,000	2,278
Glorious Sun Enterprises, Ltd.	30,000	11,982
GOME Electrical
Appliances Holdings, Ltd. (I)	57,000	19,966
Great Eagle Holdings, Ltd.	4,108	13,772
GZI Transportation, Ltd.	5,640	3,194
Haier Electronics Group Company, Ltd. (I)	16,000	18,032
Hang Lung Group, Ltd.	6,000	37,488
Hang Lung Properties, Ltd.	15,000	65,572
Hang Seng Bank, Ltd.	3,000	48,442

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Harbin Power Equipment Company, Ltd.	6,000	$6,223
Henderson Land Development Company, Ltd.	7,036	48,741
Heng Tai Consumables Group, Ltd.	5,000	604
Hengan International Group Company, Ltd.	4,000	29,637
Hi Sun Technology China, Ltd. (I)	15,000	5,255
HKC Holdings, Ltd. (I)	27,770	1,463
HKR International, Ltd.	16,800	9,527
Hong Kong & China Gas Company, Ltd.	21,940	52,571
Hong Kong Aircraft
Engineering Company, Ltd.	800	10,305
Hong Kong Electric Holdings, Ltd.	5,500	36,651
Hong Kong Energy Holdings, Ltd. (I)	327	32
Hong Kong Exchanges & Clearing, Ltd.	4,300	93,220
Hopewell Holdings, Ltd.	6,000	17,933
Hopson Development Holdings, Ltd. (I)	6,000	6,793
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	8,667
Hutchison Whampoa, Ltd.	11,000	129,986
Hysan Development Company, Ltd.	3,000	12,361
Inspur International, Ltd.	45,000	2,803
Interchina Holdings Co. (I)	15,000	3,067
International Luk Fook Holdings, Ltd.	4,000	11,931
Ione Holdings, Ltd.	160,000	2,989
Johnson Electric Holdings, Ltd.	11,000	6,521
Ju Teng International Holdings, Ltd.	10,000	3,103
Kerry Properties, Ltd.	4,000	20,115
King Stone Energy Group, Ltd. (I)	360,000	8,175
Kingboard Chemical Holdings, Ltd.	4,500	23,645
Kingboard Laminates Holdings, Ltd.	16,000	13,361
Kowloon Development Company, Ltd.	7,000	9,383
Kunlun Energy Company, Ltd. (I)	16,000	25,467
Lee & Man Holding, Ltd.	8,000	9,241
Lee & Man Paper Manufacturing, Ltd.	33,600	23,076
Li & Fung, Ltd.	8,000	41,108
Li Ning Company, Ltd.	5,000	8,442
Lifestyle International Holdings, Ltd.	4,500	10,806
Lijun International
Pharmaceutical Holding, Ltd.	40,000	11,193
Lonking Holdings, Ltd.	24,000	16,966
Melco International Development	16,000	10,907
Midland Holdings, Ltd.	10,000	7,812
Ming Fung Jewellery Group, Ltd. (I)	110,000	11,154
Mingfa Group International Co Ltdmingfa
Group International	30,000	9,394
Mingyuan Medicare
Development Company, Ltd.	40,000	3,957
Minth Group, Ltd.	6,000	10,024
Miramar Hotel & Investment Company, Ltd.	8,000	9,776
Mongolia Energy Company, Ltd. (I)	21,000	4,220
MTR Corp., Ltd.	10,159	37,438
Neo-Neon Holdings, Ltd.	10,000	3,846
New World China Land, Ltd.	33,000	12,450
New World Development Company, Ltd.	18,036	31,848
Nine Dragons Paper Holdings, Ltd.	16,000	19,160
NWS Holdings, Ltd.	9,672	14,769
Orient Overseas International, Ltd.	1,500	15,698
Pacific Andes International Holdings, Ltd.	36,000	5,823
Pacific Basin Shipping, Ltd.	14,000	8,859
Parkson Retail Group, Ltd.	15,000	20,592
PCCW, Ltd.	34,000	14,133
Petroasian Energy Holdings, Ltd. (I)	44,000	2,203
Poly Hong Kong Investment, Ltd.	11,000	10,383
Ports Design, Ltd.	2,500	5,774
SA SA International Holdings, Ltd.	24,000	12,234
Shanghai Industrial Holdings, Ltd.	4,000	15,347

98

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Shangri-La Asia, Ltd.	10,833	$27,624
Shenzhen International Holdings, Ltd.	45,000	3,874
Shenzhen Investment, Ltd.	44,000	14,643
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	1,632
Shun Tak Holdings, Ltd.	12,000	6,596
Singamas Container Holdings, Ltd. (I)	32,000	13,345
Sino Biopharmaceutical, Ltd.	96,000	35,740
Sino Land Company, Ltd.	24,068	42,957
Sino Oil And Gas Holdings Ltdsino Oil And
Gas Holdings Lt (I)	100,000	4,104
Sino Prosper State Gold
Resources Holdings Ltd. (I)	190,000	10,701
Sino Union Petroleum &
Chemical International, Ltd. (I)	19,205	1,633
Sino-Forest Corp. (I)	1,700	44,363
Sino-Ocean Land Holdings, Ltd.	31,596	19,677
Sinofert Holdings, Ltd. (I)	34,000	14,730
Sinolink Worldwide Holdings, Ltd.	58,000	6,962
Sinotruk Hong Kong, Ltd.	3,000	2,562
SJM Holdings, Ltd.	15,000	26,398
Skyworth Digital Holdings, Ltd.	6,000	3,393
Soho China, Ltd.	15,000	12,876
Star Cruises, Ltd. (I)	54,000	22,134
Stella International Holdings, Ltd.	4,000	8,930
Sun Hung Kai Properties, Ltd.	8,000	126,454
Superb Summit International
Timber Company, Ltd. (I)	89,000	3,835
TAI Cheung Holdings, Ltd.	14,000	10,423
TCC International Holdings, Ltd.	10,000	5,007
TCL Communication
Technology Holdings, Ltd.	10,000	9,601
TCL Multimedia Technology Holdings, Ltd.	12,000	3,512
Techtronic Industries Company, Ltd.	11,000	15,237
Television Broadcasting Company, Ltd.	3,000	17,625
Texhong Textile Group, Ltd.	12,000	11,017
Texwinca Holdings, Ltd.	12,000	12,716
The Hongkong & Shanghai Hotels, Ltd.	8,182	15,041
Tian An China Investment, Ltd.	12,000	7,469
Transport International Holdings, Ltd.	2,800	8,648
United Laboratories, Ltd.	6,000	10,780
Value Partners Group, Ltd.	11,000	10,406
Vitasoy International Holdings, Ltd.	12,000	9,866
Vodone Ltdvodone Ltd.	28,000	9,016
VTech Holdings, Ltd.	2,000	22,659
Wharf Holdings, Ltd.	9,000	62,302
Wheelock and Company, Ltd.	8,000	30,058
Wing Hang Bank, Ltd.	1,500	17,765
Wing On Company International, Ltd.	4,000	8,399
Xinyi Glass Holdings Company, Ltd.	14,000	14,549
Yingde Gases Group Co. (I)	9,000	7,533
Yue Yuen Industrial Holdings, Ltd.	7,000	22,193
Yuexiu Property Company, Ltd. (I)	62,949	13,980

		3,785,261
Hungary - 0.06%
Egis Gyogyszergyar	93	9,879
Magyar Telekom Telecommunications PLC	1,300	20,319
MOL Magyar Olaj & Gazipari (I)	561	71,627
OTP Bank PLC (I)	2,723	80,625
Richter Gedeon	147	30,537

		212,987
India - 0.67%
ABB, Ltd.	467	8,206

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ACC, Ltd.	460	$11,123
Adani Enterprises, Ltd.	790	11,787
Adani Power, Ltd. (I)	2,080	5,272
Aditya Birla Nuvo, Ltd.	491	9,025
Allahabad Bank	1,093	5,668
Alok Industries, Ltd.	13,895	6,901
Ambuja Cements, Ltd.	4,724	15,492
Amtek Auto, Ltd.	2,715	9,057
Apollo Hospitals Enterprise, Ltd.	1,126	11,973
Ashok Leyland, Ltd.	1,656	2,117
Asian Paints, Ltd.	192	10,925
Axis Bank, Ltd.	1,254	39,514
Bajaj Auto, Ltd.	482	15,794
Bajaj Holdings and Investment, Ltd.	665	11,795
Balrampur Chini Mills, Ltd. (I)	5,350	8,403
Bank of India	845	8,976
BEML, Ltd.	572	8,861
BGR Energy Systems, Ltd.	542	5,800
Bharat Electronics, Ltd.	204	7,758
Bharat Heavy Electricals, Ltd.	439	20,249
Bharat Petroleum Corp., Ltd.	635	8,671
Bharti Telecom, Ltd. (I)	6,017	48,226
Bhushan Steel, Ltd.	1,150	11,248
Biocon, Ltd.	1,434	11,048
Bombay Rayon Fashions, Ltd.	411	2,373
Bosch, Ltd.	79	11,831
Britannia Industries, Ltd.	975	8,133
Cadila Healthcare, Ltd.	793	14,063
Cairn India, Ltd. (I)	1,480	11,602
Canara Bank	847	11,885
Cesc, Ltd.	886	6,208
Chennai Petroleum Corp.
Ltdchennai Petroleum Corp. Ltd.	742	3,718
Cipla, Ltd.	3,066	22,296
Colgate-Palmolive India, Ltd.	468	8,579
Container Corporation of India, Ltd.	286	7,662
Coromandel Fertilisers, Ltd. (I)	62	396
Crisil, Ltd.	19	2,728
Crompton Greaves, Ltd.	1,545	9,512
Cummins India, Ltd.	861	13,622
Dabur India, Ltd.	4,276	9,235
Dewan Housing Finance Corp. Ltd.	1,398	8,352
Dish Tv India Ltddish Tv India Ltd. (I)	3,527	5,278
Divi’s Laboratories, Ltd.	640	9,665
DLF, Ltd.	2,243	13,647
Dr. Reddy’s Laboratories, Ltd., ADR	900	33,570
Educomp Solutions, Ltd.	690	6,504
EID Parry India, Ltd.	2,000	9,715
Essar Oil Ltd (I)	3,444	9,630
Essar Shipping Ports & Logistics, Ltd. (I)	4,543	9,608
Exide Industries, Ltd.	3,342	10,731
Federal Bank, Ltd.	3,403	31,977
Financial Technologies India, Ltd.	236	4,649
GAIL India, Ltd.	2,673	27,509
Gammon India, Ltd.	1,883	4,937
Geodesic, Ltd.	2,978	5,177
Gillette India, Ltd.	248	9,886
GlaxoSmithKline Pharmaceuticals, Ltd.	235	10,622
Glenmark Pharmaceuticals, Ltd.	334	2,114
Godrej Consumer Products, Ltd.	1,452	11,898
Grasim Industries, Ltd.	106	6,130
Great Eastern Shipping Company, Ltd.	515	3,034
GTL, Ltd.	434	4,029
Gujarat State Petronet, Ltd.	3,893	8,642
Gvk Power & Infrastructure, Ltd. (I)	6,734	3,928

99

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
HCL Infosystems, Ltd.	2,958	$6,804
HCL Technologies, Ltd.	1,025	11,053
HDFC Bank, Ltd.	466	24,527
HDFC Bank, Ltd., ADR	300	50,982
Hero Honda Motors, Ltd.	572	20,520
Hexaware Technologies, Ltd.	7,460	10,973
Hindalco Industries, Ltd.	7,917	37,119
Hindustan Construction Company, Ltd.	4,756	3,871
Hindustan Petroleum Corp. Ltd.	939	7,478
Hindustan Unilever, Ltd.	1,743	11,125
Housing Development
& Infrastructure, Ltd. (I)	1,200	4,821
ICICI Bank, Ltd., SADR	2,200	109,626
Idea Cellular, Ltd. (I)	7,689	11,702
India Cements, Ltd.	2,973	6,392
Indiabulls Real Estate, Ltd. (I)	4,034	11,392
Indian Bank	736	3,841
Indian Hotels Company, Ltd.	1,727	3,286
Indian Oil Corp. Ltd.	2,260	16,798
IndusInd Bank, Ltd.	2,263	13,372
Industrial Development Bank of India, Ltd.	2,292	7,312
Infosys Technologies, Ltd.	338	24,527
Infosys Technologies, Ltd., ADR	1,300	93,210
Infrastructure Development
Finance Company, Ltd.	5,962	20,628
IRB Infrastructure Developers, Ltd.	1,495	7,125
ITC, Ltd.	9,946	40,712
IVRCL Infrastructures & Projects, Ltd.	6,650	12,199
Jagran Prakashan, Ltd.	329	937
Jain Irrigation Systems, Ltd.	1,975	7,908
Jaiprakash Associates, Ltd.	3,873	8,098
Jaiprakash Power Ventures, Ltd. (I)	5,500	5,220
Jindal Steel & Power, Ltd.	2,802	43,591
JSW Steel, Ltd.	366	7,533
Jubilant Life Sciences, Ltd.	59	225
Jubilant Organosys, Ltd.	1,184	4,640
Karnataka Bank, Ltd.	259	626
Kotak Mahindra Bank, Ltd.	1,518	15,586
Lanco Infratech, Ltd. (I)	6,722	5,993
Larsen & Toubro, Ltd.	832	30,905
LIC Housing Finance, Ltd.	5,385	27,149
Lupin, Ltd.	519	4,871
Mahanagar Telephone Nigam, Ltd. (I)	5,982	6,206
Mahindra & Mahindra Financial Services, Ltd.	237	4,115
Mahindra & Mahindra, Ltd.	2,490	39,015
Maruti Suzuki India, Ltd.	284	8,070
MAX India, Ltd. (I)	1,717	6,133
Moser Baer India, Ltd.	3,670	3,402
Motherson Sumi Systems, Ltd.	2,741	13,175
Mphasis, Ltd.	1,558	14,513
Mundra Port and Special Economic Zone, Ltd.	4,100	12,546
Nagarjuna Construction Company, Ltd.	1,391	3,150
National Aluminium Company, Ltd.	4,484	9,639
National Hydroelectric Power Corp. Ltd.	9,831	5,601
NTPC, Ltd.	3,414	14,726
Oil & Natural Gas Corp., Ltd.	4,884	31,686
Oil India, Ltd.	111	3,319
Oracle Financial Services Software, Ltd. (I)	194	8,686
Oriental Bank of Commerce	416	3,641
Patni Computer Systems, Ltd., ADR	300	6,252
Petronet LNG, Ltd.	3,414	9,238
Pidilite Industries, Ltd.	3,726	12,387
Piramal Healthcare, Ltd.	482	4,492
Power Finance Corp. Ltd.	2,196	12,343
Power Grid Corp. of India Ltd.	7,026	15,900

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Procter & Gamble Hygiene &
Health Care, Ltd.	193	$8,251
PTC India, Ltd.	2,981	5,638
Punj Lloyd, Ltd.	1,401	2,042
Ranbaxy Laboratories, Ltd.	764	7,631
Reliance Capital, Ltd.	1,234	16,185
Reliance Communications, Ltd.	3,426	8,285
Reliance Industries, Ltd.	7,383	173,572
Reliance Infrastructure, Ltd.	523	8,233
Reliance Power, Ltd. (I)	5,453	16,014
Rolta India, Ltd.	3,026	9,411
Ruchi Soya Industries, Ltd.	3,000	7,092
Rural Electrification Corp. Ltd.	3,171	18,008
Satyam Computer Services, Ltd. (I)	3,019	4,431
Sesa Goa, Ltd.	2,752	18,060
Shree Ashtavinyak Cine Vision, Ltd.	9,206	1,322
Shree Cement, Ltd.	199	9,256
Shriram Transport Finance Company	782	14,011
Siemens India, Ltd.	576	11,381
Sobha Developers, Ltd.	1,142	7,560
State Bank of India	396	24,492
Steel Authority of India, Ltd.	3,771	14,347
Sterling Biotech, Ltd.	2,768	5,822
Sterlite Industries India Ltd	4,944	19,227
Sterlite Industries India, Ltd., ADR	1,100	16,984
Strides Arcolab, Ltd.	487	4,047
Sun Pharmaceutical Industries, Ltd.	1,755	17,258
Sun TV Network, Ltd.	1,006	9,908
Suzlon Energy, Ltd. (I)	941	937
Tanla Solutions, Ltd.	2,423	910
Tata Chemicals, Ltd.	1,092	8,354
Tata Communications, Ltd. (I)	396	2,123
Tata Consultancy Services, Ltd.	2,054	54,357
Tata Motors, Ltd., SADR	800	22,232
Tata Power Company, Ltd.	428	12,766
Tata Steel, Ltd.	2,299	32,008
Tata Tea, Ltd.	3,900	8,610
Tech Mahindra, Ltd.	391	5,897
Titan Industries, Ltd.	216	18,518
Torrent Power, Ltd.	1,000	5,617
Ultratech Cement, Ltd.	431	10,855
Unitech, Ltd.	4,300	3,891
United Phosphorus, Ltd.	3,143	10,636
United Spirits, Ltd.	763	18,121
Usha Martin, Ltd.	4,856	6,206
Videocon Industries, Ltd. (I)	482	2,073
Voltas, Ltd.	1,873	7,704
Welspun-Gujarat Stahl, Ltd. (I)	1,168	5,400
Wipro, Ltd.	661	7,045
Wipro, Ltd., ADR (L)	1,666	24,407
Wockhardt, Ltd. (I)	1,455	10,509
Yes Bank, Ltd.	1,666	11,557
Zee Entertainment Enterprises, Ltd.	5,688	15,666
Zee Learn, Ltd. (I)	711	370

		2,457,113
Indonesia - 0.21%
Adaro Energy Tbk PT	42,500	10,680
AKR Corporindo Tbk PT	55,000	9,272
Aneka Tambang Tbk PT	15,000	3,954
Astra Agro Lestari Tbk PT	2,000	5,205
Astra International Tbk PT	11,500	75,151
Bakrie & Brothers Tbk PT (I)	1,496,000	10,968
Bakrie Sumatera Plantations Tbk PT	124,000	5,118
Bakrie Telecom Tbk PT (I)	471,000	19,241

100

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrieland Development Tbk PT	550,000	$8,859
Bank Central Asia Tbk PT	60,000	47,800
Bank Danamon Indonesia Tbk PT	28,995	21,783
Bank Mandiri Tbk PT	37,228	29,157
Bank Negara Indonesia Persero Tbk PT	11,598	5,289
Bank Pan Indonesia Tbk PT (I)	104,500	13,903
Bank Permata Tbk PT (I)	6,000	1,268
Bank Rakyat Indonesia Tbk PT	59,000	38,876
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	2,157
Barito Pacific Tbk PT (I)	49,500	5,465
Bisi International PT (I)	47,500	9,442
Bumi Resources Tbk PT	163,500	62,775
Ciputra Development Tbk PT (I)	228,500	9,697
Energi Mega Persada Tbk PT (I)	760,500	11,154
Global Mediacom Tbk PT	52,500	5,055
Gudang Garam Tbk PT	5,000	24,099
Holcim Indonesia Tbk PT (I)	42,000	9,753
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	7,507
Indo Tambangraya Megah PT	500	2,648
Indocement Tunggal Prakarsa Tbk PT	10,500	19,687
Indofood Sukses Makmur Tbk PT	31,000	19,197
Indosat Tbk PT, ADR (L)	131	3,964
International Nickel Indonesia Tbk PT	24,000	13,133
Japfa Comfeed Indonesia Tbk PT	4,000	1,584
Jasa Marga PT	36,000	14,040
Kalbe Farma Tbk PT	51,500	20,086
Lippo Karawaci Tbk PT	62,500	4,387
Medco Energi Internasional Tbk PT	35,000	11,537
Perusahaan Gas Negara Tbk PT	41,000	18,333
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	45,000	11,767
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,100	36,938
Ramayana Lestari Sentosa Tbk PT	106,000	9,220
Sampoerna Agro PT	18,000	6,774
Semen Gresik Persero Tbk PT	18,500	19,339
Summarecon Agung Tbk PT	24,500	3,267
Surya Citra Media Tbk PT	15,000	6,981
Tambang Batubara Bukit Asam Tbk PT (I)	5,000	12,043
Timah Tbk PT	35,500	11,293
TMayora Indah Tbk P	5,000	6,490
Trada Maritime Tbk Pt	141,500	9,592
Unilever Indonesia Tbk PT	14,000	24,585
United Tractors Tbk PT	10,750	26,803

		767,316
Ireland - 0.25%
Accenture PLC, Class A	4,300	236,371
Allied Irish Banks PLC, SADR (I)	200	480
Anglo Irish Bank Corp. PLC (I)	3,621	0
Bank of Ireland	2,000	3,500
C&C Group PLC	286	1,294
C&C Group PLC - London Exchange	1,096	4,928
Covidien PLC	2,571	133,538
CRH PLC	5,638	130,914
DCC PLC	1,040	33,154
Elan Corp. PLC (I)	3,100	21,328
Experian PLC	5,311	65,787
FBD Holdings PLC (I)	77	791
Glanbia PLC (Dublin Exchange) (I)	1,295	7,796
Global Indemnity PLC (I)	450	9,891
Grafton Group PLC	1,533	7,211
Greencore Group PLC	532	889
Ingersoll-Rand PLC	3,100	149,761
Kerry Group PLC	1,026	38,196
Kingspan Group PLC (I)	1,864	16,678

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Paddy Power PLC	155	$6,788
United Drug PLC	3,962	12,901
Warner Chilcott PLC, Class A	1,600	37,248

		919,444
Israel - 0.15%
Africa Israel Investments, Ltd. (I)	713	6,176
Bank Hapoalim, Ltd. (I)	7,512	39,023
Bank Leumi Le-Israel, Ltd.	8,417	43,045
Bezek Israeli Telecommunications Corp., Ltd.	10,197	30,201
Cellcom Israel, Ltd.	473	15,523
Clal Industries & Investments, Ltd.	576	4,328
Clal Insurance Enterprise Holdings, Ltd.	217	6,371
Elbit Systems, Ltd.	300	16,551
Frutarom Industries, Ltd.	570	6,057
Given Imaging, Ltd. (I)	283	5,453
Israel Chemicals, Ltd.	2,306	37,897
Israel Discount Bank, Ltd. (I)	494	1,041
Makhteshim-Agan Industries, Ltd. (I)	1,399	7,393
Mellanox Technologies, Ltd. (I)	228	5,710
Menorah Mivtachim Holdings, Ltd. (I)	45	613
Migdal Insurance Holdings, Ltd.	3,100	5,789
Mizrahi Tefahot Bank, Ltd.	1,337	15,082
NICE Systems, Ltd., SADR (I)	600	22,164
Ormat Industries, Ltd.	811	5,983
Partner Communications Company, Ltd., ADR	700	13,307
Paz Oil Company, Ltd.	59	11,053
Retalix, Ltd. (I)	527	7,567
Shikun & Binu, Ltd.	842	2,452
Super-Sol, Ltd.	1,097	6,774
Teva Pharmaceutical Industries, Ltd., SADR	4,753	238,458
Tower Semiconductor, Ltd. (I)	2,276	3,118

		557,129
Italy - 0.57%
A2A SpA	9,798	15,885
ACEA SpA (I)	1,055	12,446
Acegas-APS SpA	800	4,364
Amplifon SpA	619	3,761
Ansaldo STS SpA	410	6,008
Assicurazioni Generali SpA	4,981	107,889
Astaldi SpA	1,584	13,082
Autogrill SpA (I)	1,195	16,818
Autostrade SpA	1,216	27,881
Azimut Holding SpA	1,451	16,212
Banca Carige SpA (I)	7,025	16,639
Banca Intermobiliare SpA (I)	2,375	14,257
Banca Monte dei Paschi di Siena SpA (I)	13,824	17,257
Banca Popolare Dell’emilia Romagna SCRL	946	11,398
Banca Popolare dell’Etruria e del
Lazio SpA (I)	1,132	4,926
Banca Popolare di Milano SpA (L)	3,194	12,010
Banca Popolare di Sondrio SCRL	1,955	16,624
Banche Popolari Unite SpA	4,010	34,316
Banco di Desio e della Brianza SpA	669	3,641
Banco Popolare Societa Cooperativa	3,700	11,039
Benetton Group SpA (I)	867	6,505
Bulgari SpA	1,321	22,887
Buzzi Unicem SpA	1,110	16,162
Caltagirone Editore SpA	265	671
Cementir SpA	447	1,334
CIR-Compagnie Industriali Riunite SpA (I)	2,773	6,230
Credito Artigiano SpA	655	1,307
Credito Bergamasco SpA	157	5,213
Credito Emiliano SpA	637	4,181

101

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	270	$8,199
Datalogic Spa	499	4,275
Davide Campari Milano SpA	2,064	13,975
DiaSorin SpA	185	8,141
Enel SpA	25,513	160,810
ENI SpA, SADR	5,500	270,215
ERG SpA	259	3,680
Fiat Industrial SpA (I)	4,623	66,300
Fiat SpA	4,623	41,892
Finmeccanica SpA	2,411	30,369
Fondiaria-Sai SpA	869	7,212
Gemina SpA (I)	17,011	15,747
Geox SpA	1,356	8,534
Gruppo Coin SpA (I)	986	9,741
Gruppo Editoriale L’Espresso SpA (I)	2,310	6,305
Hera SpA	6,946	16,625
Immsi SpA (L)	4,536	5,390
Impregilo SpA (I)	4,555	15,204
Interpump SpA (I)	762	6,465
Intesa Sanpaolo SpA	33,833	100,177
Iren SpA	1,525	2,839
Italcementi SpA	699	7,145
Lottomatica SpA	439	7,914
Luxottica Group SpA	390	12,752
Luxottica Group SpA	400	13,112
Maire Tecnimont SpA	5,517	22,699
Mediaset SpA	4,833	30,739
Mediobanca SpA	2,815	28,812
Mediolanum SpA	1,091	5,868
Milano Assicurazioni SpA (I)	1,886	2,439
Mondadori (Arnoldo) Editore SpA (I)	2,250	8,781
Parmalat SpA (I)	14,950	50,123
Piccolo Credito Valtellinese SCRL	2,715	12,993
Pirelli & Company SpA	2,380	20,916
Prelios SpA (I)	2,380	1,856
Prysmian SpA	1,626	34,887
Recordati SpA	1,275	12,820
Safilo Group SpA (I)	447	8,023
Saipem SpA	1,253	66,547
Saras SpA (I)	2,835	7,344
Seat Pagine Gialle SpA (I)	662	65
Snai SpA (I)	346	1,201
Snam Rete Gas SpA	6,994	39,330
Societa’ Cattolica di Assicurazioni SCRL	635	17,175
Sorin SpA (I)	7,397	20,666
Telecom Italia SpA	66,213	101,961
Terna Rete Elettrica Nazionale SpA	10,246	49,091
Tiscali SpA (I)	46,781	5,053
Tod’s SpA	254	29,960
UniCredit Italiano SpA	92,840	229,607
Unipol Gruppo Finanziario SpA, ADR	8,796	6,334
Vianini Lavori SpA	357	2,252

		2,091,503
Japan - 4.07%
ABC-MART, Inc.	100	3,637
Adeka Corp.	1,400	13,650
Advantest Corp.	500	9,005
AEON Company, Ltd.	3,500	40,563
Aica Kogyo Company, Ltd.	1,100	14,289
Aichi Bank, Ltd.	100	6,227
Aida Engineering, Ltd.	1,000	4,496
Aiphone Company, Ltd.	400	6,665
Air Water, Inc.	1,000	12,072
Aisin Seiki Company, Ltd.	900	31,248

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ajinomoto Company, Inc.	5,000	$51,593
Akita Bank, Ltd.	3,000	9,616
Alfresa Holdings Corp.	400	15,364
All Nippon Airways Company, Ltd.	3,000	8,944
Alpine Electronics, Inc.	900	10,095
Alps Electric Company, Ltd.	3,000	28,817
Amada Company, Ltd.	3,000	25,030
Anritsu Corp.	1,000	7,610
Aomori Bank, Ltd.	1,000	3,066
Aoyama Trading Company, Ltd.	900	14,245
Aozora Bank, Ltd. (L)	7,000	15,821
Arakawa Chemical Industries, Ltd.	600	5,869
Arcs Company, Ltd.	500	7,483
Ariake Japan Company, Ltd.	500	8,247
Asahi Breweries, Ltd.	2,100	34,916
Asahi Glass Company, Ltd.	2,000	25,150
Asahi Holdings, Inc.	500	10,171
Asahi Kasei Corp.	10,000	66,478
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	8,331
ASATSU-DK, Inc.	200	5,357
Asics Corp.	1,000	13,369
ASKUL Corp.	400	5,674
Astellas Pharma, Inc.	2,100	77,435
Asunaro Aoki Construction Company, Ltd.	1,000	5,735
Atom Corp. (I)	2,500	7,304
Autobacs Seven Company, Ltd.	300	11,397
Avex Group Holdings, Inc.	800	9,752
Awa Bank, Ltd.	2,000	12,142
Bando Chemical Industries, Ltd.	1,000	4,592
Bank of Kyoto, Ltd.	3,000	26,545
Bank of Saga, Ltd.	3,000	8,440
Bank of the Ryukyus, Ltd.	900	10,142
Bank of Yokohama, Ltd.	9,000	42,739
Benesse Holdings, Inc.	400	16,374
Best Denki Company, Ltd. (I)	500	1,368
Bridgestone Corp.	2,800	58,225
Brother Industries, Ltd.	2,200	32,320
Bunka Shutter Company, Ltd.	2,000	6,082
Canon Electronics, Inc.	200	5,406
Canon Sales Company, Inc.	700	8,617
CANON, Inc.	3,600	156,060
Capcom Company, Ltd.	300	5,735
Casio Computer Company, Ltd.	2,000	15,821
Cawachi, Ltd.	400	7,532
Central Glass Company, Ltd.	3,000	12,082
Central Japan Railway Company, Ltd.	6	47,535
Chiba Bank, Ltd.	5,000	28,012
Chiyoda Company, Ltd.	200	2,532
Chiyoda Corp.	2,000	18,322
Chofu Seisakusho Company, Ltd.	400	10,026
Chubu Electric Power Company, Inc.	2,900	64,499
Chugai Pharmaceutical Company, Ltd.	900	15,494
Chugai Ro Company, Ltd.	1,000	4,436
Chugoku Bank, Ltd.	2,000	22,698
Chugoku Electric Power Company, Inc.	1,300	24,037
Chuo Mitsui Trust Holdings, Inc.	7,000	24,826
Circle K Sunkus Company, Ltd.	300	4,534
Citizen Watch Company, Ltd.	3,500	20,155
Coca-Cola West Japan Company, Ltd.	200	3,774
Colowide Company, Ltd.	1,500	7,772
COMSYS Holdings Corp.	1,200	12,100
Cosmo Oil Company, Ltd.	4,000	12,455
Credit Saison Company, Ltd.	1,800	28,954
CSK Corp. (I)	500	1,521

102

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dai Nippon Printing Company, Ltd.	3,000	$36,535
Daicel Chemical Industries, Ltd.	2,000	12,335
Daido Steel Company, Ltd.	4,000	22,746
Daifuku Company, Ltd.	1,500	10,892
Daihatsu Motor Company, Ltd.	1,000	14,571
Daiichi Sankyo Company, Ltd.	3,500	67,576
Daikin Industries, Ltd.	1,000	29,947
Daikokutenbussan Company, Ltd	300	9,511
Daikyo, Inc. (I)	1,000	1,551
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,809
Dainippon Screen
Manufacturing Company, Ltd.	2,000	20,700
Dainippon Sumitomo Pharma Company, Ltd.	1,000	9,317
Daio Paper Corp.	1,000	7,670
Daisan Bank, Ltd.	1,000	2,585
Daiseki Company, Ltd.	500	9,762
Daishi Bank, Ltd.	3,000	9,819
Daito Trust Construction Company, Ltd.	500	34,087
Daiwa House Industry Company, Ltd.	4,000	48,854
Daiwa Securities Group, Inc.	10,000	45,925
Daiwabo Holdings Company, Ltd.	5,000	10,260
DCM Japan Holdings Company, Ltd.	1,400	8,466
Dena Company, Ltd.	300	10,838
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	24,645
Denki Kogyo Company, Ltd.	3,000	16,198
Denso Corp.	2,100	69,680
Dentsu, Inc.	400	10,229
Descente, Ltd.	2,000	8,986
Disco Corp.	100	6,763
Don Quijote Company, Ltd.	200	6,263
Doshisha Company, Ltd.	300	5,962
Doutor Nichires Holdings Company, Ltd.	700	8,458
Dowa Holdings Company, Ltd.	2,000	12,455
DTS Corp.	900	8,926
Duskin Company, Ltd.	600	11,079
Dydo Drinco, Inc.	100	3,889
E-Access, Ltd. (L)	18	9,889
Earth Chemical Company, Ltd.	300	10,037
East Japan Railway Company	1,500	82,426
Ebara Corp.	4,000	21,377
EDION Corp.	500	4,206
Ehime Bank, Ltd.	1,000	2,800
Eisai Company, Ltd.	900	32,287
Eizo Nanao Corp.	100	2,349
Electric Power Development Company, Ltd.	900	27,721
Elpida Memory, Inc. (I)	1,800	23,176
EPS Company, Ltd.	2	4,648
Exedy Corp.	200	6,006
Ezaki Glico Company, Ltd.	1,000	11,524
FamilyMart Company, Ltd.	300	11,171
Fancl Corp.	300	4,202
Fanuc, Ltd.	800	120,257
Fast Retailing Company, Ltd.	200	25,030
FCC Company, Ltd.	500	11,919
FP Corp.	200	10,593
France Bed Holdings Company, Ltd.	5,000	6,221
Fuji Electric Holdings Company, Ltd.	7,000	21,789
Fuji Heavy Industries, Ltd.	5,000	32,219
Fuji Kyuko Company, Ltd.	2,000	10,192
Fuji Oil Company, Ltd.	400	5,242
Fuji Software ABC, Inc.	400	6,382
Fuji Television Network, Inc.	5	6,997
FUJIFILM Holdings Corp.	2,900	89,810
Fujikura, Ltd.	4,000	19,428

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujitec Company, Ltd.	1,000	$5,302
Fujitsu, Ltd.	8,000	45,203
Fukui Bank, Ltd.	2,000	6,219
Fukuoka Financial Group, Inc.	8,000	33,277
Fukuyama Transporting Company, Ltd.	3,000	14,408
Furukawa Company, Ltd. (I)	3,000	3,102
Furukawa Electric Company, Ltd.	4,000	16,158
Futaba Corp.	600	11,534
Futaba Industrial Company, Ltd. (I)	400	2,227
Glory, Ltd.	500	10,930
Godo Steel, Ltd.	3,000	7,502
Goldcrest Company, Ltd.	170	3,335
Green Hospital Supply, Inc.	1,000	12,587
GS Yuasa Corp.	2,000	13,296
Gunma Bank	4,000	21,207
H20 Retailing Corp.	1,000	6,768
Hakuhodo DY Holdings, Inc.	210	10,947
Hamamatsu Photonics KK	500	19,806
Hankyu Hanshin Holdings, Inc.	5,000	23,082
Hanwa Company, Ltd.	2,000	8,848
Harashin Narus Holdings Company, Ltd.	400	6,290
Haseko Corp. (I)	7,000	5,327
Heiwa Corp.	700	10,839
Heiwa Real Estate Company, Ltd.	3,500	8,079
Higashi-Nippon Bank, Ltd.	3,000	6,492
Higo Bank, Ltd.	2,000	11,157
Hikari Tsushin, Inc.	400	7,819
Hirose Electric Company, Ltd.	200	21,353
HIS Company, Ltd.	400	8,119
Hisamitsu Pharmaceutical Company, Inc.	300	12,100
Hitachi High-Technologies Corp.	800	15,956
Hitachi Koki Company, Ltd.	800	7,685
Hitachi Kokusai Electric, Inc.	1,000	7,923
Hitachi Metals, Ltd.	1,000	12,599
Hitachi Tool Engineering, Ltd.	800	8,661
Hitachi Transport System, Ltd.	700	9,719
Hitachi Zosen Corp.	7,500	10,549
Hitachi, Ltd. (L)	1,900	98,097
Hogy Medical Company, Ltd.	100	4,280
Hokkaido Electric Power Company, Inc.	900	17,453
Hokuetsu Bank, Ltd.	5,000	11,421
Hokuhoku Financial Group, Inc.	10,000	19,476
Hokuriku Electric Power Company	900	20,268
Honda Motor Company, Ltd.	6,500	243,316
Hosiden Corp.	1,100	11,175
House Food Corp.	200	3,254
Hoya Corp.	1,700	38,791
Hulic Company, Ltd.	600	5,215
Hyakujushi Bank, Ltd.	2,000	7,526
Ibiden Company, Ltd.	900	28,232
IBJ Leasing Company, Ltd.	200	4,809
Ichiyoshi Securities Company, Ltd.	1,100	7,472
ICOM, Inc.	300	8,768
Idemitsu Kosan Company, Ltd.	200	23,419
Iida Home Max	400	3,684
Iino Kaiun Kaisha, Ltd.	1,300	7,020
Inaba Denki Sangyo Company, Ltd.	400	11,313
Inabata & Company, Ltd.	1,600	9,810
Inageya Company, Ltd.	1,000	10,472
Inpex Corp.	8	60,181
Internet Initiative Japan, Inc.	3	8,859
Iseki & Company, Ltd. (I)	3,000	6,839
Isetan Mitsukoshi Holdings, Ltd.	3,500	31,516
Ishikawajima-Harima Heavy
Industries Company, Ltd.	9,000	21,644

103

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	8,000	$31,642
IT Holdings Corp.	300	3,138
ITO EN, Ltd.	400	6,916
Itochu Corp.	7,000	73,299
Itochu Techno-Science Corp.	400	12,766
Iyo Bank, Ltd.	2,000	16,663
Izumi Company, Ltd.	700	9,850
Izumiya Company, Ltd.	1,000	4,448
J Front Retailing Company, Ltd.	5,000	20,798
Jalux, Inc.	500	4,899
Japan Aviation Electronics Industry, Ltd.	1,000	6,949
Japan Petroleum Exploration Company, Ltd.	200	10,002
Japan Pulp & Paper Company, Ltd.	1,000	3,763
Japan Tobacco, Inc.	19	68,000
Japan Wool Textile Company, Ltd.	1,000	8,426
Jeol, Ltd.	1,000	2,909
JFE Holdings, Inc.	2,300	67,302
JGC Corp.	1,000	23,246
Joshin Denki Company, Ltd.	1,000	9,585
Joyo Bank, Ltd.	5,000	19,430
JS Group Corp.	2,600	67,516
JSR Corp.	1,300	25,719
Juki Corp. (I)	1,000	2,214
Juroku Bank, Ltd.	3,000	9,846
JVC KENWOOD Holdings, Ltd. (I)	1,800	8,640
JX Holdings, Inc.	17,990	121,116
K’s Holding Corp.	600	17,312
kabu.com Securities Company, Ltd.	1,400	4,780
Kagome Company, Ltd.	200	3,519
Kagoshima Bank, Ltd.	2,000	13,537
Kajima Corp.	5,000	13,979
Kakaku.com, Inc.	2	11,071
Kaken Pharmaceutical Company, Ltd.	1,000	11,950
Kameda Seika Company, Ltd.	400	6,684
Kamigumi Company, Ltd.	3,000	25,643
Kaneka Corp.	3,000	20,882
Kanematsu Corp. (I)	9,000	8,981
Kansai Electric Power Company, Ltd.	2,700	58,443
Kansai Paint Company, Ltd.	2,000	17,168
Kanto Denka Kogyo Company, Ltd.	1,000	7,430
Kao Corp.	2,000	49,892
Kappa Create Company, Ltd.	350	6,598
Katakura Industries Company, Ltd.	700	6,640
Kawasaki Heavy Industries, Ltd.	9,000	39,601
Kawasaki Kisen Kaisha, Ltd.	5,000	18,454
Kayaba Industry Company, Ltd.	2,000	16,086
KDDI Corp.	11	67,511
Keihan Electric Railway Company, Ltd.	5,000	20,979
Keihin Corp.	300	5,610
Keihin Electric Express
Railway Company, Ltd.	2,000	14,257
Keio Corp.	4,000	23,900
Keisei Electric Railway Company, Ltd.	2,000	11,469
Keiyo Bank, Ltd.	2,000	10,002
Kenedix, Inc. (I)	4	809
KEY Coffee, Inc.	300	5,238
Keyence Corp.	200	50,702
Kikkoman Corp.	2,000	18,851
Kinden Corp.	1,000	9,101
Kintetsu Corp. (L)	6,000	19,211
Kintetsu World Express, Inc.	100	3,109
Kirin Holdings Company, Ltd.	4,000	52,561
Kisoji Company, Ltd.	400	8,113
Kissei Pharmaceutical Company, Ltd.	1,000	18,755
Kita-Nippon Bank, Ltd.	100	2,450

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kitz Corp.	1,000	$4,809
Kiyo Holdings, Inc.	11,000	15,340
Koa Corp.	800	9,002
Kobayashi Pharmaceutical Company, Ltd.	200	9,197
Kobe Steel Company, Ltd.	24,000	61,485
Kohnan Shoji Company, Ltd.	300	3,997
Koito Manufacturing Company, Ltd.	1,000	16,025
Kokuyo Company, Ltd.	500	3,795
Komatsu, Ltd.	3,700	124,857
Komeri Company, Ltd.	400	10,171
Komori Corp.	700	6,522
Konami Corp.	600	10,937
Konica Minolta Holdings, Inc.	2,500	20,949
Kose Corp.	200	4,937
Koyo Seiko Company, Ltd.	1,800	23,162
Kubota Corp.	4,000	37,325
Kurabo Industries, Ltd.	3,000	5,420
Kuraray Company, Ltd.	2,500	32,219
Kureha Corp.	1,000	4,640
Kurita Water Industries, Ltd.	700	20,694
Kuroda Electric Company, Ltd.	300	3,733
Kyocera Corp.	800	80,680
Kyorin Company, Ltd.	1,000	17,023
Kyowa Exeo Corp.	1,000	9,998
Kyowa Hakko Kogyo Company, Ltd.	2,000	18,755
Kyushu Electric Power Company, Inc.	1,900	37,118
Lawson, Inc.	500	24,104
Leopalace21 Corp. (I)(L)	1,200	1,572
Life Corp.	500	7,417
Lintec Corp.	200	5,686
Lion Corp.	1,000	5,085
Mabuchi Motor Company, Ltd.	200	9,430
Maeda Road Construction Company, Ltd.	1,000	10,255
Makino Milling Machine Company, Ltd.	1,000	8,488
Makita Corp.	700	32,568
Marubeni Corp.	7,000	50,409
Marudai Food Company, Ltd.	2,000	6,225
Maruha Group, Inc.	3,000	4,350
Marui Company, Ltd.	2,800	18,076
Matsui Securities Company, Ltd.	1,600	8,694
Matsushita Electric Industrial Company, Ltd.	9,400	119,562
Matsuya Company, Ltd. (I)	500	2,729
Max Company, Ltd.	1,000	12,218
Mazda Motor Corp. (I)	9,000	19,800
Mediceo Holdings Company, Ltd.	1,600	14,157
Megachips Corp. (I)	600	10,705
Megmilk Snow Brand Company, Ltd.	500	7,652
Meidensha Corp. (L)	2,000	8,896
MEIJI Holdings Company, Ltd.	500	20,107
Meitec Corp.	500	10,002
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,861
Minato Bank, Ltd.	6,000	10,748
Minebea Company, Ltd.	2,000	11,036
Miraca Holdings, Inc.	300	11,487
Mirait Holdings Corp.	1,000	8,091
MISUMI Group, Inc.	800	19,861
Mitsubishi Chemical Holdings Corp.	6,000	37,725
Mitsubishi Corp.	5,200	144,347
Mitsubishi Electric Corp.	5,000	58,328
Mitsubishi Estate Company, Ltd.	4,000	67,661
Mitsubishi Gas & Chemicals Company, Inc.	3,000	21,237
Mitsubishi Heavy Industries, Ltd.	18,000	81,807
Mitsubishi Logistics Corp.	1,000	11,181
Mitsubishi Materials Corp.	9,000	30,512
Mitsubishi Motors Corp. (I)	17,000	20,846

104

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Paper Mills, Ltd. (I)	2,000	$2,116
Mitsubishi Pencil Company, Ltd.	200	3,163
Mitsubishi Steel Manufacturing Company, Ltd.	4,000	12,936
Mitsubishi UFJ Financial Group	73,147	337,683
Mitsuboshi Belting Company, Ltd.	1,000	5,470
Mitsui & Company, Ltd.	2,100	37,642
Mitsui & Company, Ltd., SADR	300	107,850
Mitsui Chemicals, Inc.	6,000	21,207
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	21,532
Mitsui Fudosan Company, Ltd.	3,000	48,707
Mitsui Mining & Smelting Company, Ltd.	7,000	24,321
Mitsui Mining Company, Ltd.	3,500	6,985
Mitsui O.S.K. Lines, Ltd.	4,000	23,034
Mitsui Sumitomo Insurance Group Holdings	2,782	63,346
Mitsui-Soko Company, Ltd.	1,000	3,895
Mitsumi Electric Company, Ltd.	800	10,647
Mitsuuroko Company, Ltd.	1,000	6,336
Miura Company, Ltd.	500	14,998
Mizuho Financial Group, Inc.	79,300	131,563
Mizuho Investors Securities Company, Ltd.	7,000	6,480
Mizuho Trust & Banking Company, Ltd.	9,000	8,115
Mizuno Corp.	1,000	4,221
Mochida Pharmaceutical Company, Ltd.	1,000	11,744
Modec, Inc.	100	1,824
Mori Seiki Company, Ltd.	1,300	15,519
Morinaga Milk Industry Company, Ltd.	3,000	10,607
MOS Food Services, Inc.	500	9,117
Moshi Moshi Hotline, Inc.	200	3,734
Murata Manufacturing Company, Ltd.	1,000	72,013
Musashino Bank, Ltd.	500	16,206
Mutow Company, Ltd.	400	1,515
Nabtesco Corp.	1,000	24,957
Nachi-Fujikoshi Corp.	1,000	5,674
Nagase & Company, Ltd.	1,000	11,902
Nagoya Railroad Company, Ltd.	4,000	10,820
Namco Bandai Holdings, Inc.	1,400	15,266
Nankai Electric Railway Company, Ltd.	3,000	11,951
NEC Corp. (I)	18,000	39,168
NEC Electronics Corp. (I)	1,300	10,854
Net One Systems Company, Ltd.	3	4,494
NGK INSULATORS, Ltd.	1,000	17,877
NGK Spark Plug Company, Ltd.	2,000	27,314
NHK Spring Company, Ltd.	2,000	19,812
NICHIREI Corp.	2,000	8,536
Nidec Corp.	400	34,624
Nifco, Inc.	200	4,757
Nihon Dempa Kogyo Company, Ltd.	200	3,136
Nihon Kohden Corp.	400	8,670
Nihon Parkerizing Company, Ltd.	1,000	13,789
Nihon Unisys, Ltd.	1,200	7,877
Nihon Yamamura Glass Company, Ltd.	4,000	11,301
Nikon Corp.	1,300	26,803
Nintendo Company, Ltd.	300	81,041
Nippo Corp.	1,000	8,014
Nippon Carbon Company, Ltd.	1,000	2,392
Nippon Ceramic Company, Ltd.	100	2,043
Nippon Chemi-Con Corp.	1,000	5,001
Nippon Denko Company, Ltd.	2,000	11,904
Nippon Electric Glass Company, Ltd.	2,000	28,324
Nippon Express Company, Ltd.	7,000	26,845
Nippon Flour Mills Company, Ltd.	1,000	4,532
Nippon Konpo Unyu Soko Company, Ltd.	1,000	11,169
Nippon Light Metal Company, Ltd.	3,000	5,915
Nippon Meat Packers, Inc.	2,000	25,222

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Paint Company, Ltd.	2,000	$13,417
Nippon Paper Group, Inc.	800	16,864
Nippon Road Company, Ltd.	3,000	9,882
Nippon Sheet Glass Company, Ltd.	11,000	31,738
Nippon Shinyaku Company, Ltd.	1,000	12,828
Nippon Signal Company, Ltd.	800	6,025
Nippon Steel Corp.	22,000	70,353
Nippon Suisan Kaisha, Ltd.	1,200	3,333
Nippon Telegraph & Telephone Corp.	2,200	98,696
Nippon Thompson Company, Ltd.	1,000	7,869
Nippon Yakin Kogyo Company, Ltd. (I)	500	1,130
Nippon Yusen Kabushiki Kaisha	10,000	39,072
Nipro Corp.	400	7,873
Nishi-Nippon City Bank, Ltd.	8,000	22,986
Nishi-Nippon Railroad Company, Ltd.	3,000	12,867
Nishimatsu Construction Company, Ltd.	2,000	3,174
Nissan Chemical Industries, Ltd.	1,000	10,339
Nissan Motor Company, Ltd.	11,200	99,370
Nissha Printing Company, Ltd.	300	6,474
Nisshin Oillio Group, Ltd.	2,000	9,449
Nisshin Seifun Group, Inc.	1,000	11,529
Nisshin Steel Company	7,000	15,064
Nisshinbo Holdings, Inc.	1,000	9,702
Nissin Corp.	3,000	8,079
Nissin Food Products Company, Ltd.	600	21,110
Nissin Kogyo Company, Ltd.	600	10,244
Nissui Pharmaceutical Company, Ltd.	500	4,215
Nitori Company, Ltd.	250	21,826
Nitto Boseki Company, Ltd. (I)	2,000	4,689
Nitto Denko Corp.	1,200	62,812
Nitto Kogyo Corp.	100	1,142
Nitto Kohki Company, Ltd.	400	10,039
NKSJ Holdings, Inc.	8,700	55,927
NOF Corp.	1,000	4,568
NOK Corp.	1,300	22,824
Nomura Holdings, Inc.	19,500	101,978
Nomura Real Estate Holdings, Inc.	400	6,064
Nomura Research Institute, Ltd.	600	13,244
Noritake Company, Ltd.	1,000	4,197
Noritsu Koki Company, Ltd. (I)	100	596
NS Solutions Corp.	300	5,677
NSK, Ltd.	3,000	25,860
NTN Corp.	5,000	23,984
NTT Data Corp.	7	21,636
NTT DoCoMo, Inc. (L)	69	120,087
Obayashi Corp.	7,000	31,094
OBIC Business Consultants, Ltd.	250	15,223
OBIC Company, Ltd.	70	13,106
Odakyu Electric Railway Company, Ltd.	3,000	25,283
Ogaki Kyoritsu Bank, Ltd.	2,000	6,540
Oji Paper Company, Ltd.	6,000	28,492
Okamoto Industries, Inc.	2,000	7,245
Okasan Holdings, Inc.	3,000	11,397
Oki Electric Industry Company, Ltd. (I)	3,000	2,380
OKUMA Corp.	2,000	16,374
Okumura Corp.	3,000	12,560
Olympus Corp.	1,000	27,819
OMC Card, Inc. (I)	600	1,118
Omron Corp.	1,500	42,162
Ono Pharmaceutical Company, Ltd.	600	29,357
Onward Kashiyama Company, Ltd.	1,000	7,430
Oracle Corp.	300	12,426
Oriental Land Company, Ltd.	300	23,840
Osaka Gas Company, Ltd.	9,000	35,684
OSG Corp.	400	5,771

105

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Otsuka Corp.	100	$6,432
PanaHome Corp.	1,000	6,469
Panasonic Electric Works Information
Systems Company, Ltd.	300	7,442
Parco Company, Ltd.	1,300	12,770
Paris Miki, Inc.	800	8,185
Park24 Company Ltd.	1,000	9,583
Penta-Ocean Construction Company, Ltd.	3,500	8,687
Pioneer Corp. (I)	1,000	4,160
Point, Inc.	250	10,459
Press Kogyo Company, Ltd.	1,000	4,244
Q.P. Corp.	900	10,863
Rengo Company, Ltd.	2,000	12,935
Resona Holdings, Inc.	2,700	12,854
Ricoh Company, Ltd.	3,000	35,201
Riken Corp.	1,000	4,160
Rinnai Corp.	300	19,909
Riso Kagaku Corp.	200	3,429
Rohm Company, Ltd.	900	55,884
Rohto Pharmaceutical Company, Ltd.	1,000	10,712
Roland Corp.	400	4,737
Round One Corp.	1,400	6,427
Royal Holdings Company, Ltd.	700	6,892
Ryobi, Ltd.	1,000	4,003
Ryohin Keikaku Company, Ltd.	300	12,155
Ryosan Company, Ltd.	600	14,358
Sagami Railway Company, Ltd.	3,000	8,331
Saibu Gas Company, Ltd.	4,000	9,861
Sakai Chemical Industry Company, Ltd.	1,000	4,800
San-Ai Oil Company, Ltd.	2,000	10,676
Sanden Corp.	1,000	4,196
Sanken Electric Company, Ltd.	1,000	5,891
Sanki Engineering Company, Ltd.	2,000	12,479
Sankyo Company, Ltd.	400	20,510
Sankyo-Tateyama Holdings, Inc. (I)	2,000	3,215
Sankyu, Inc.	3,000	14,354
Sanrio Company, Ltd.	900	26,639
Santen Pharmaceutical Company, Ltd.	400	15,840
Sanwa Shutter Corp.	2,000	6,722
Sanyo Chemical Industries, Ltd.	1,000	8,411
Sanyo Shokai, Ltd.	1,000	3,045
Sanyo Special Steel Company, Ltd.	1,000	5,338
Sapporo Holdings, Ltd.	2,000	7,454
Sawai Pharmaceutical Company, Ltd.	200	17,264
SBI Holdings, Inc.	152	19,132
Secom Company, Ltd.	900	41,572
Sega Sammy Holdings, Inc.	1,100	18,826
Seiko Epson Corp.	1,200	19,083
Seiko Holdings Corp.	1,000	3,426
Seino Holdings Company, Ltd.	2,000	14,920
Seiren Company, Ltd.	500	3,401
Sekisui Chemical Company, Ltd.	4,000	31,306
Sekisui House, Ltd.	6,000	55,854
Senko Company, Ltd.	1,000	3,217
Seven & I Holdings Company, Ltd.	4,200	107,146
Sharp Corp.	6,000	58,902
Shibusawa Warehouse Company, Ltd.	1,000	3,272
Shiga Bank, Ltd.	2,000	10,507
Shikoku Bank, Ltd.	1,000	3,059
Shikoku Electric Power Company, Inc.	1,000	27,206
Shimachu Company, Ltd.	700	15,106
Shimadzu Corp.	3,000	26,653
Shimamura Company, Ltd.	200	17,624
Shimano, Inc.	400	19,981
Shimizu Bank, Ltd.	100	4,406

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	3,000	$13,345
Shin-Etsu Chemical Company, Ltd.	1,500	74,567
Shin-Keisei Electric Railway Company, Ltd.	2,000	8,295
Shinko Electric Industries Company, Ltd.	800	8,194
Shinko Plantech Company, Ltd.	700	8,029
Shinko Securities Company, Ltd. (I)	5,000	13,284
Shinmaywa Industries, Ltd.	3,000	12,588
Shinsei Bank, Ltd.	12,000	14,001
Shionogi & Company, Ltd.	1,500	25,589
Shiseido Company, Ltd.	2,000	34,624
Shizuoka Bank, Ltd.	5,000	41,356
Shizuoka Gas Company, Ltd.	1,500	9,277
Shochiku Company, Ltd.	1,000	7,225
Showa Aircraft Industry Company, Ltd.	1,000	7,682
Showa Corp. (I)	1,500	10,929
Showa Denko KK	13,000	26,100
Showa Shell Sekiyu KK	2,000	20,870
Sintokogio, Ltd.	600	6,200
Sky Perfect JSAT Corp.	16	5,580
SMC Corp.	300	48,876
SMK Corp.	1,000	4,641
Softbank Corp.	2,600	102,801
Sohgo Security Services Company, Ltd.	1,000	10,880
Sojitz Holdings Corp.	11,400	22,390
Sony Corp.	3,200	101,491
Sony Corp.	2,600	82,758
Sony Financial Holdings, Inc.	800	15,715
Square Enix Company, Ltd.	400	6,860
St. Marc Holdings Company, Ltd.	300	10,964
Stanley Electric Company, Ltd.	600	9,858
Star Micronics Company, Ltd.	1,000	11,084
Stella Chemifa Corp.	200	7,770
Sugi Pharmacy Company, Ltd.	400	9,276
Sumco Corp. (I)	900	18,145
Sumitomo Bakelite Company, Ltd.	3,000	18,430
Sumitomo Chemical Company, Ltd. (L)	7,645	38,142
Sumitomo Corp.	6,200	88,625
Sumitomo Electric Industries, Ltd.	3,500	48,431
Sumitomo Forestry Company, Ltd.	1,300	11,799
Sumitomo Heavy Industries, Ltd.	8,000	52,224
Sumitomo Metal Industries, Ltd.	18,000	40,250
Sumitomo Metal Mining Company, Ltd.	3,000	51,611
Sumitomo Mitsui Financial Group	7,800	242,496
Sumitomo Osaka Cement Company, Ltd.	7,000	20,237
Sumitomo Realty &
Development Company, Ltd.	1,000	20,005
Sumitomo Rubber Industries, Inc.	1,500	15,158
Sumitomo Titanium Corp.	100	6,901
Sumitomo Warehouse Company, Ltd.	3,000	14,342
Sundrug Company, Ltd.	400	11,383
Suruga Bank, Ltd.	2,000	17,745
Suzuken Company, Ltd.	400	10,551
Suzuki Motor Corp.	1,300	29,054
SWCC Showa Holdings Company, Ltd. (I)	6,000	7,502
Sysmex Corp.	600	21,088
T&D Holdings, Inc.	1,750	43,129
Taihei Dengyo Kaisha, Ltd.	2,000	16,568
Taiheiyo Cement Corp.	11,000	18,257
Taikisha, Ltd.	600	11,390
Taisei Corp.	9,000	22,181
Taisho Pharmaceuticals Company, Ltd.	1,000	21,640
Taiyo Ink Manufacturing Company, Ltd.	100	3,047
Taiyo Nippon Sanso Corp.	1,000	8,241
Taiyo Yuden Company, Ltd.	2,000	26,412
Takara Standard Company, Ltd.	1,000	7,987

106

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takasago International Corp.	1,000	$5,482
Takasago Thermal Engineering Company, Ltd.	1,000	8,860
Takashimaya Company, Ltd.	3,000	18,995
Takata Corp.	200	5,677
Takeda Pharmaceutical Company, Ltd.	3,400	158,596
Tanabe Seiyaku Company, Ltd.	600	9,738
TDK Corp.	1,500	88,830
Teijin, Ltd.	9,000	40,250
Temp Holdings Company, Ltd.	600	5,326
Terumo Corp.	700	36,902
The 77th Bank, Ltd.	4,000	20,101
The Chiba Kogyo Bank, Ltd. (I)	700	4,014
The Dai-ichi Life Insurance Company, Ltd.	23	34,702
The Hachijuni Bank, Ltd.	3,000	17,276
The Hiroshima Bank, Ltd.	5,000	21,700
The Hokkoku Bank, Ltd.	3,000	10,070
The Hyakugo Bank, Ltd.	2,000	8,907
The Japan Steel Works, Ltd.	2,000	15,389
The Nanto Bank, Ltd.	2,000	9,645
The San-in Godo Bank, Ltd.	2,000	14,907
The Sumitomo Trust &
Banking Company, Ltd.	7,000	36,271
The Tokyo Electric Power Company, Inc.	5,800	32,493
The Yachiyo Bank, Ltd.	300	10,207
The Yokohama Rubber Company, Ltd.	2,000	9,690
THK Company, Ltd.	1,200	29,889
TKC Corp.	400	8,141
TOC Company, Ltd.	2,000	7,844
Tochigi Bank, Ltd.	1,000	4,386
Toda Corp.	3,000	11,784
Toda Kogyo Corp.	1,000	8,896
Toho Bank, Ltd.	3,000	8,115
Toho Company, Ltd.	500	7,171
Toho Gas Company, Ltd.	2,000	10,235
Toho Holdings Company, Ltd.	300	3,271
Toho Titanium Company, Ltd.	200	5,112
Toho Zinc Company, Ltd.	1,000	4,665
Tohoku Electric Power Company, Inc.	1,700	28,545
Tokai Carbon Company, Ltd.	2,000	9,954
Tokai Rika Company, Ltd.	600	10,107
Tokai Tokyo Securities Company, Ltd.	3,000	10,243
Token Corp.	120	5,287
Tokio Marine Holdings, Inc.	4,100	109,623
Tokushu Tokai Holdings Company, Ltd.	3,000	6,564
Tokuyama Corp.	2,000	10,676
Tokyo Broadcasting Company, Ltd.	600	7,055
Tokyo Dome Corp. (I)	3,000	5,987
Tokyo Electron, Ltd.	700	38,585
Tokyo Energy & Systems, Inc.	1,000	6,512
Tokyo Gas Company, Ltd.	10,000	45,365
Tokyo Rakutenchi Company, Ltd.	1,000	3,138
Tokyo Rope Manufacturing Company, Ltd.	4,000	15,052
Tokyo Seimitsu Company, Ltd.	200	3,578
Tokyo Steel Manufacturing Company, Ltd.	900	10,506
Tokyo Style Company, Ltd.	1,000	7,182
Tokyo Tatemono Company, Ltd.	2,000	7,478
Tokyu Corp.	5,000	20,529
Tokyu Land Corp.	5,000	21,760
Tomato Bank, Ltd.	1,000	1,948
TOMONY Holdings, Inc.	2,000	7,382
TonenGeneral Sekiyu KK	2,000	24,693
Topcon Corp.	1,700	8,993
Toppan Forms Company, Ltd.	800	6,954
Toppan Printing Company, Ltd.	5,000	39,433
Topre Corp.	1,100	8,807

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toray Industries, Inc.	6,000	$43,028
Torishima Pump Manufacturing Company, Ltd.	200	2,969
Toshiba Corp.	16,000	78,288
Toshiba Machine Company, Ltd.	3,000	15,997
Toshiba Plant Systems & Services Corp.	1,000	11,313
Toshiba TEC Corp.	1,000	4,448
Tosoh Corp.	5,000	17,973
Toto, Ltd.	2,000	15,917
Toyo Electric Manufacturing Company, Ltd.	1,000	4,749
Toyo Engineering Corp.	1,000	3,847
Toyo Seikan Kaisha, Ltd.	600	9,839
Toyobo Company, Ltd.	10,000	14,319
Toyoda Gosei Company, Ltd.	600	12,359
Toyota Motor Corp.	6,000	481,500
Toyota Tsusho Corp.	2,000	32,989
Trend Micro, Inc.	500	13,202
TS Tech Company, Ltd.	300	5,262
Tsubakimoto Chain Company, Ltd.	1,000	5,133
Tsumura & Company, Ltd.	400	12,551
Tsuruha Holdings, Inc.	300	13,615
Tsurumi Manufacturing Company, Ltd.	1,000	7,554
Ube Industries, Ltd.	9,000	28,673
ULVAC, Inc.	300	7,083
Unicharm Corp.	600	21,689
Unihair Company, Ltd. (I)	200	2,313
Union Tool Company, Ltd.	100	2,337
Unitika, Ltd. (I)	1,000	798
UNY Company, Ltd.	2,000	18,513
Ushio, Inc.	1,400	27,384
USS Company, Ltd.	210	16,334
Valor Company, Ltd.	1,000	9,807
Vital KSK Holdings, Inc.	1,200	9,752
Wacoal Corp.	1,000	12,599
West Japan Railway Company, Ltd.	9	34,441
Xebio Company, Ltd.	500	8,949
Yahoo! Japan Corp.	74	26,476
Yakult Honsha Company, Ltd.	500	12,780
Yamada Denki Company, Ltd.	470	31,295
Yamagata Bank, Ltd.	1,000	4,989
Yamaguchi Financial Group, Inc.	2,000	18,514
Yamaha Corp.	1,700	19,130
Yamaha Motor Company, Ltd. (I)	2,600	44,935
Yamanashi Chuo Bank, Ltd.	3,000	14,571
Yamatake Corp.	600	14,701
Yamato Kogyo Company, Ltd.	300	9,990
Yamato Transport Company, Ltd.	3,000	46,526
Yamazaki Baking Company, Ltd.	1,000	11,649
Yaskawa Electric Corp.	3,000	35,561
Yasuda Warehouse Company, Ltd.	1,000	5,847
Yokogawa Bridge Corp.	1,000	7,336
Yokogawa Electric Corp. (I)	1,800	13,720
Yokohama Reito Company, Ltd.	1,000	6,793
Yuasa Trading Company, Ltd.	7,000	8,836
Yushiro Chemical Industry Company, Ltd.	500	6,678
Zenrin Company, Ltd.	500	5,320
Zensho Company, Ltd.	700	6,943
Zeria Pharmaceutical Company, Ltd.	1,000	11,921
Zuken, Inc.	900	6,990

		15,062,378
Jersey, C.I. - 0.03%
Atrium European Real Estate, Ltd.	951	5,965
DHT Holdings, Inc.	900	4,329
WPP PLC, ADR	1,300	80,288

		90,582

107

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg - 0.09%
Altisource Portfolio Solutions SA (I)	600	$18,408
Aperamaperam	208	8,357
ArcelorMittal	4,165	150,912
Brait SA	2,771	7,688
Evraz Group SA (I)	714	28,346
Oriflame Cosmetics SA	91	4,712
Regus PLC	6,222	11,472
SES SA	1,361	35,051
Tenaris SA	1,200	59,352

		324,298
Malaysia - 0.27%
Aeon Company (M) BHD	3,500	6,865
AirAsia BHD (I)	12,600	11,152
Alliance Financial Group BHD	11,800	12,340
AMMB Holdings BHD	15,200	32,539
Asiatic Development BHD	4,400	11,610
Axiata Group BHD (I)	12,400	19,591
Bandar Raya Developments BHD	9,200	6,654
Batu Kawan BHD	600	3,017
Berjaya Corp. BHD	1,610	346
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	6,049
Berjaya Sports Toto BHD	3,642	5,118
British American Tobacco Malaysia BHD	800	12,684
Bursa Malaysia BHD	3,900	10,723
Commerce Asset Holdings BHD	15,400	41,656
Dialog Group BHD	26,132	19,985
Digi.Com BHD	1,100	10,392
DRB-Hicom BHD	17,200	13,071
Fraser & Neave Holdings BHD	2,100	10,834
Gamuda BHD	12,700	16,195
Genting BHD	10,800	39,307
Guinness Anchor BHD	1,000	3,178
Hong Leong Bank BHD	2,800	9,111
Hong Leong Credit BHD	3,700	10,998
IGB Corp. BHD	15,756	11,226
IJM Corp. BHD	6,200	13,105
IJM Land BHD	10,100	9,177
IJM Plantations BHD	6,600	6,431
IOI Corp. BHD	16,853	32,017
Keck Seng BHD	7,500	10,281
Kencana Petroleum BHD	17,200	14,859
KLCC Property Holdings BHD	7,300	8,044
KNM Group BHD	2,100	1,916
Kuala Lumpur Kepong BHD	2,600	18,204
Kulim Malaysia BHD	12,400	13,621
Lafarge Malayan Cement BHD	1,200	2,931
Lion Industries Corp. BHD	17,400	10,327
LPI Capital BHD	400	1,812
Malayan Banking BHD	18,851	55,720
Malaysia Airports Holdings	3,300	6,632
Malaysian Airline System BHD (I)	15,200	9,220
Malaysian Bulk Carriers BHD	7,700	7,063
Malaysian Resources Corp. BHD	27,150	19,682
Media Prima BHD	14,100	11,960
MISC BHD	6,240	16,202
MMC Corp. BHD	10,200	9,316
Mulpha International BHD (I)	53,500	9,345
Nestle Malaysia BHD	900	13,906
Parkson Holdings BHD	5,712	10,737
Petronas Dagangan BHD	3,500	19,074
Petronas Gas BHD	2,500	9,446
PLUS Expressways BHD	10,000	14,786
PPB Group BHD	3,600	20,219
Proton Holdings BHD	5,500	6,430

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Resorts World BHD	19,800	$24,025
RHB Capital BHD	5,200	14,718
Samling Global, Ltd.	8,000	820
SapuraCrest Petroleum BHD	12,900	15,980
Shell Refining Company Federation of
Malaya BHD	2,800	9,976
Sime Darby BHD	9,700	29,595
SP Setia BHD	10,400	21,639
Sunway City BHD	7,700	11,409
TA Ann Holdings BHD	6,360	14,020
TAN Chong Motor Holdings BHD	2,300	3,687
Telekom Malaysia BHD	8,300	11,076
Tenaga Nasional BHD	8,750	18,046
Top Glove Corp. BHD	5,200	9,230
UEM Land Holdings BHD (I)	28,333	26,504
UMW Holdings BHD	7,700	18,714
Unisem M BHD	18,850	11,866
United Plantations BHD	2,400	13,540
Wah Seong Corp. BHD	10,184	7,090
YTL Cement BHD	800	1,286
YTL Corp. BHD	6,732	16,520
YTL Power International BHD	13,100	9,951

		996,796
Marshall Islands - 0.00%
Genco Shipping & Trading, Ltd. (I)	600	6,462
Mexico - 0.36%
Alfa SAB de CV	2,600	33,658
Alsea SAB de CV	5,300	5,681
America Movil SAB de CV, Series L	6,346	18,455
America Movil SAB de CV, Series L, ADR	3,047	177,031
Axtel SAB de CV (I)	14,800	8,673
Bolsa Mexicana de Valores SAB de CV	5,700	12,000
Carso Infraestructura y Construccion
SAB de CV (I)	10,100	6,453
Cemex SAB de CV, SADR (I)	10,602	94,674
Cia Minera Autlan SAB de CV (I)	400	1,214
Coca-Cola Femsa SAB de CV, SADR	200	15,398
Compartamos SAB de CV (I)	16,800	30,268
Consorcio ARA SAB de CV	6,000	3,687
Controladora Comercial Mexicana
SAB De CV (I)	7,700	12,591
Corp Moctezuma SAB de CV	4,100	10,169
Corporacion GEO SAB de CV (I)	12,300	34,497
Desarrolladora Homex SAB de CV (I)	2,400	10,944
El Puerto de Liverpool SAB de CV	1,200	8,777
Embotelladoras Arca SAB de CV	4,800	27,841
Empresas ICA SAB de CV (I)	8,100	18,428
Fomento Economico Mexicano SAB de CV	1,100	64,570
Genomma Lab Internacional SA de CV (I)	3,800	8,594
Gruma SAB de CV, SADR (I)	200	1,670
Grupo Aeroportuario del Pacifico SA
de CV, Series B	900	3,847
Grupo Aeroportuario del Pacifico SAB de CV	900	38,241
Grupo Aeroportuario del Sureste SAB
de CV, ADR	300	17,631
Grupo Bimbo SA de CV	2,900	24,588
Grupo Carso SAB de CV	5,300	17,471
Grupo Continential SA de CV	8,200	27,714
Grupo Elektra SA de CV	460	19,878
Grupo Financiero Banorte SAB de CV	13,100	61,676
Grupo Financiero Inbursa SA	6,500	29,930
Grupo Herdez Sab de CV	2,700	5,448
Grupo Mexico SAB de CV, Series B	28,049	105,174
Grupo Modelo SA	4,000	24,045

108

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SA, SADR (I)	2,300	$56,419
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	20,705
Industrias CH SAB de CV (I)	2,500	10,295
Industrias Penoles SA de CV	590	21,704
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	5,819
Kimberly-Clark de Mexico SA de CV	3,000	18,662
Megacable Holdings SAB de CV (I)	7,800	18,034
Mexichem SAB de CV	3,700	13,905
Minera Frisco SAB de CV, Class A1 (I)	5,300	23,224
Organizacion Soriana SAB de CV	5,100	18,008
Promotora y Operadora de Infraestructura
SAB de CV (I)	3,700	15,644
Telefonos de Mexico SAB de CV	1,500	27,390
TV Azteca SA de CV	15,400	10,733
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	15,342
Wal-Mart de Mexico SA de CV, Series V	20,700	62,129

		1,318,929
Netherlands - 0.96%
Aalberts Industries NV	526	12,485
Accell Group NV	71	3,709
Aegon NV (I)	11,893	89,104
Akzo Nobel NV	1,812	124,658
Arcadis NV	845	20,427
ASM International NV (I)	1,150	45,348
ASML Holding NV	1,961	86,493
Beter Bed Holding NV	234	6,991
BinckBank NV	387	6,742
Brunel International NV	442	20,837
CSM	40	1,415
Delta Lloyd NV	234	6,224
Exact Holdings NV	78	2,474
Fugro NV	655	57,697
Grontmij NV	287	6,261
Heineken NV	1,509	82,453
Hunter Douglas NV	39	1,990
Imtech NV	437	16,224
ING Groep NV (I)	12,448	157,993
ING Groep NV SADR (I)(L)	7,242	92,046
James Hardie Industries NV (I)	700	21,777
Kardan Nvkardan NV (I)	1,564	8,861
Koninklijke (Royal) KPN NV	6,741	114,953
Koninklijke Ahold NV	7,632	102,378
Koninklijke BAM Groep NV	2,400	18,492
Koninklijke Boskalis Westinster NV	407	21,520
Koninklijke DSM NV	1,042	63,987
Koninklijke Philips Electronics NV	6,370	203,461
Koninklijke Ten Cate NV	390	15,983
Koninklijke Vopak NV	407	19,605
Mediq NV	320	6,392
Nutreco Holding NV	460	33,725
Ordina NV (I)	210	1,169
Randstad Holdings NV	1,047	58,268
Reed Elsevier NV	3,809	49,070
Royal Dutch Shell PLC, ADR, Class B	20,500	1,501,420
SBM Offshore NV (I)	1,218	35,436
Sligro Food Group NV	122	4,117
SNS REAAL NV (I)	1,920	10,879
Telegraaf Media Groep NV	304	6,272
TKH Group NV (I)	170	4,900
TNT NV	1,760	45,213
TomTom NV (I)	237	2,113
Unilever NV	5,948	186,765
Unit 4 Agresso NV	323	10,994

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
USG People NV (I)	965	$19,954
Van der Moolen Holding NV (I)	1,420	20
Vimpelcom, Ltd., ADR	2,700	38,124
VistaPrint NV (I)	500	25,950
Wavin NV (I)	158	2,440
Wolters Kluwer NV	2,215	51,857
X5 Retail Group NV, GDR (I)	473	19,914

		3,547,580
New Zealand - 0.05%
Auckland International Airport, Ltd.	13,117	22,166
Contact Energy, Ltd. (I)	2,393	10,627
Fisher & Paykel Healthcare Corp.	6,757	16,206
Fletcher Building, Ltd.	5,083	36,221
Freightways, Ltd.	4,613	11,473
New Zealand Refining Company, Ltd.	3,262	12,151
Nuplex Industries, Ltd.	4,080	9,649
Sky City Entertainment Group, Ltd.	8,173	21,072
Sky Network Television, Ltd.	4,694	20,127
Telecom Corp. of New Zealand, Ltd.	3,933	6,047
Tower, Ltd.	14,954	21,353
TrustPower, Ltd.	2,008	11,031
Vector, Ltd.	1,058	2,018

		200,141
Norway - 0.21%
ABG Sundal Collier Holding ASA	5,096	7,005
Aker ASA, Series A	250	7,699
Aker Solutions ASA (I)	700	16,071
BW Offshore, Ltd. (I)	2,640	7,063
Cermaq ASA (I)	1,000	17,681
Copeinca ASA	1,400	13,097
DnB NOR ASA	5,320	81,631
DNO International ASA (I)	4,000	6,517
DOF ASA (I)	400	4,038
Ekornes ASA	233	6,230
Eltek ASA (I)	1,541	1,588
Ementor ASA	1,060	11,922
Farstad Shipping ASA	96	3,179
Marine Harvest	44,000	54,627
Norsk Hydro ASA (L)	6,063	49,695
Norske Skogindustrier ASA (I)	3,500	11,330
Norwegian Air Shuttle ASA (I)	300	5,828
Norwegian Energy Company AS (I)	1,197	3,133
Opera Software ASA	1,998	10,616
Orkla ASA	4,452	43,197
Petroleum Geo-Services ASA (I)	3,109	49,755
Renewable Energy Corp. ASA (I)	3,561	12,486
Schibsted ASA	400	11,759
Sevan Marine ASA (I)	12,791	14,000
Songa Offshore SE (I)	400	2,583
Sparebanken Midt-Norge ASA	672	6,085
StatoilHydro ASA, SADR	4,800	132,672
Storebrand ASA	3,919	33,639
Telenor ASA	3,579	58,899
TGS Nopec Geophysical Company ASA	1,000	26,811
Tomra Systems ASA	800	6,530
Veidekke ASA	501	4,596
Wilh Wilhelmsen Holding ASA, Class A	150	4,567
Yara International ASA	835	42,305

		768,834
Papua New Guinea - 0.01%
Oil Search, Ltd.	6,602	48,584

109

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru - 0.04%
Compania de Minas Buenaventura SA, ADR	400	$17,188
Credicorp, Ltd., ADR	963	101,048
Hochschild Mining PLC	2,602	26,844

		145,080
Philippines - 0.05%
Aboitiz Equity Ventures, Inc.	38,000	35,990
Bank of the Philippine Islands	11,494	15,154
Belle Corp. (I)	72,000	9,430
Energy Development Corp. (I)	82,000	11,350
First Philippine Holdings Corp.	6,300	8,328
Globe Telecommunications, Inc.	330	6,777
International Container Terminal Services, Inc.	17,000	16,367
Jollibee Foods Corp.	6,100	12,249
Manila Electric Company	2,470	14,672
Manila Water Company, Inc.	20,200	8,452
Philippine Long Distance Telephone
Company, SADR	200	10,700
Philippine National Bank (I)	6,050	7,799
Robinsons Land Corp.	24,500	6,499
SM Investments Corp.	1,060	12,672
Universal Robina Corp.	27,000	21,023

		197,462
Poland - 0.12%
Amrest Holdings SE (I)	371	9,963
Asseco Poland SA PDA	707	13,415
Bank Pekao SA	521	31,231
Bank Zachodni WBK SA	124	9,904
BRE Bank SA (I)	346	41,847
Ciech SA (I)	754	7,127
Echo Investment SA (I)	5,340	9,210
Emperia Holding SA	242	9,611
Eurocash SA	153	1,680
Firma Oponiarska Debica SA	320	6,990
Getin Holding SA (I)	6,826	34,117
Grupa Lotos SA (I)	726	11,281
ING Bank Slaski SA (I)	79	24,876
KGHM Polska Miedz SA	956	60,625
Kredyt Bank SA (I)	1,216	7,312
Mondi Packaging Paper Swiecie SA (I)	344	9,698
NG2 SA	20	420
Orbis SA (I)	719	10,099
PBG SA	86	5,692
Polimex-Mostostal SA	26	32
Polish Oil & Gas Company	5,354	7,086
Polnord SA	395	4,310
Polska Grupa Energetyczna SA	386	3,113
Polski Koncern Naftowy Orlen SA (I)	2,732	50,618
Powszechna Kasa Oszczednosci
Bank Polski SA	2,371	36,500
Telekomunikacja Polska SA	2,522	15,619
TVN SA	1,226	7,828
Zaklad Przetworstwa
Hutniczego Stalprodukt SA	49	4,816

		435,020
Portugal - 0.06%
Banco BPI SA (I)	4,926	8,575
Banco Comercial Portugues SA (L)	14,928	12,188
Banco Espirito Santo SA	3,710	15,200
Brisa Auto Estrada SA	957	6,473
Cimpor-Cimentos de Portugal SA	2,492	18,064
Electricidade de Portugal SA	6,374	24,843
Galp Energia SGPS SA	918	19,667
Jeronimo Martins SGPS SA	2,306	37,092

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Mota Engil (I)	444	$1,144
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	10,940
Portugal Telecom SGPS SA	3,223	37,272
Redes Energeticas Nacionais SA (I)	2,238	7,942
Semapa-Sociedade de Investimento & Gestao	1,179	14,098
Sonae	3,327	3,890
Sonae Industria SGPS SA (I)	2,576	5,791
Zon Multimedia SA	2,647	13,897

		237,076
Puerto Rico - 0.01%
First BanCorp/Puerto Rico (I)	133	665
Oriental Financial Group, Inc.	500	6,275
Popular, Inc. (I)	12,511	36,407
Triple-S Management Corp., Class B (I)	400	8,232

		51,579
Russia - 0.31%
CTC Media, Inc.	1,500	35,355
Gazprom Neft, SADR	1,054	27,773
Gazprom OAO, SADR (I)	1,818	58,794
Gazprom OAO, SADR (London Exchange) (I)	13,069	423,555
JSC MMC Norilsk Nickel, ADR	3,137	82,942
Lukoil OAO	2,643	189,524
Magnitogorsk Iron & Steel Works (I)	911	13,328
MMC Norilsk Nickel, ADR	1,520	40,140
Novolipetsk Steel, ADR	400	17,600
PIK Group, GDR (I)	572	2,568
Polymetal, GDR (I)	1,050	19,845
Rosneft Oil Company, GDR (I)	960	8,781
Rosneft Oil Company, GDR	5,147	46,912
RusHydro, ADR (I)	6,230	31,150
Severstal, ADR	1,000	19,610
Surgutneftegaz, ADR	420	4,540
Surgutneftegaz, SADR	3,050	33,198
TMK OAO, GDR (I)	600	12,654
Uralkali, GDR	150	6,200
Uralkali, SADR	599	24,864
VTB Bank OJSC, Common Shares, GDR	3,000	21,000
VTB Bank OJSC, GDR	1,125	7,884

		1,128,217
Singapore - 0.37%
Allgreen Properties, Ltd.	11,000	9,437
Asia Food & Properties, Ltd. (I)	9,000	2,496
Bukit Sembawang Estates, Ltd.	2,000	6,777
Capitaland, Ltd. (I)	15,000	39,307
CapitaMalls Asia, Ltd.	3,000	4,239
China Aviation Oil Singapore Corp., Ltd.	8,000	8,512
City Developments, Ltd.	4,000	36,623
ComfortDelGro Corp., Ltd.	6,000	7,429
Cosco Corp. Singapore, Ltd.	10,000	16,218
CSE Global, Ltd.	12,000	11,984
DBS Group Holdings, Ltd.	9,290	108,018
Ezra Holdings, Ltd.	2,400	3,345
First Resources, Ltd.	11,000	11,488
Fragrance Group, Ltd.	29,000	9,901
Fraser and Neave, Ltd.	7,000	33,402
Genting Singapore PLC (I)	25,000	40,575
Golden Agri-Resources, Ltd.	58,000	31,675
Guocoland, Ltd.	4,000	7,733
Ho Bee Investment, Ltd.	7,000	7,877
Hong Leong Asia, Ltd.	3,000	6,693
Hotel Properties, Ltd.	2,000	3,955
Hyflux, Ltd.	6,000	10,261

110

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Indofood Agri Resources, Ltd. (I)	4,000	$7,058
Jardine Cycle and Carriage, Ltd.	1,000	28,964
Jaya Holdings, Ltd. (I)	8,000	3,430
K-Green Trust	1,400	1,143
Keppel Corp., Ltd.	7,000	68,359
Keppel Land, Ltd.	7,177	25,517
Kim Eng Holdings, Ltd.	4,000	9,681
Metro Holdings, Ltd.	10,000	6,512
Midas Holdings, Ltd.	12,000	7,161
MobileOne, Ltd.	6,000	11,475
Neptune Orient Lines, Ltd.	7,000	10,748
Oceanus Group, Ltd. (I)	21,000	4,336
Olam International, Ltd.	7,000	15,517
Orchard Parade Holdings, Ltd.	9,000	10,477
Osim International, Ltd.	8,000	10,188
Otto Marine, Ltd.	14,000	2,781
Oversea-Chinese Banking Corp., Ltd.	13,120	99,778
Raffles Education Corp., Ltd. (I)	7,333	4,549
Raffles Medical Group, Ltd.	7,000	12,428
SembCorp Industries, Ltd.	7,000	28,954
SembCorp Marine, Ltd.	4,000	18,547
Sia Engineering Company, Ltd.	3,000	9,641
Singapore Airlines, Ltd.	3,000	32,500
Singapore Airport Terminal Services, Ltd.	3,920	7,805
Singapore Exchange, Ltd.	5,000	31,156
Singapore Post, Ltd.	21,000	19,325
Singapore Press Holdings, Ltd.	11,000	34,401
Singapore Technologies Engineering, Ltd.	5,000	12,915
Singapore Telecommunications, Ltd.	11,000	26,368
Singapore Telecommunications, Ltd.	33,000	79,104
SMRT Corp., Ltd.	9,000	13,502
StarHub, Ltd.	6,000	12,854
Straits Asia Resources, Ltd.	8,000	15,892
Swiber Holdings, Ltd. (I)	6,000	3,882
Tat Hong Holdings, Ltd.	9,000	5,822
United Industrial Corp, Ltd. (I)	5,000	11,258
United Overseas Bank, Ltd.	8,068	120,321
UOL Group, Ltd.	5,000	18,812
Venture Corp., Ltd. (I)	2,000	15,260
Wheelock Properties, Ltd.	7,000	10,500
Wilmar International, Ltd.	10,000	43,394
Wing Tai Holdings, Ltd.	4,000	4,859
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	20,119
Yanlord Land Group, Ltd.	7,000	8,393
Yongnam Holdings, Ltd.	43,000	9,194

		1,372,825
South Africa - 0.53%
ABSA Group, Ltd.	1,681	33,907
Adcock Ingram Holdings, Ltd.	524	4,301
Adcorp Holdings, Ltd.	858	3,519
Advtech, Ltd.	11,287	9,012
Afgri, Ltd.	8,620	8,722
African Bank Investments, Ltd.	6,694	37,491
African Oxygen, Ltd.	1,477	3,933
African Rainbow Minerals, Ltd.	987	32,474
Allied Technologies, Ltd.	499	4,205
Anglo Platinum, Ltd.	276	28,391
AngloGold Ashanti, Ltd. (L)	1,100	52,745
Aspen Pharmacare Holdings, Ltd. (I)	2,184	25,492
Astral Foods Ltdastral Foods Ltd.	425	7,756
Aveng, Ltd.	2,595	13,689
AVI, Ltd.	4,242	18,807
Barloworld, Ltd.	2,065	22,780
Bidvest Group, Ltd.	1,720	37,831

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Blue Label Telecoms, Ltd.	3,672	$3,260
Capitec Bank Holdings, Ltd.	330	8,197
City Lodge Hotels, Ltd.	313	3,117
Clicks Group, Ltd.	2,382	14,964
Coronation Fund Managers, Ltd.	4,050	10,641
DataTec, Ltd.	2,172	11,903
Discovery Holdings, Ltd., ADR	3,521	19,822
Drdgold, Ltd.	8,960	4,494
Eqstra Holdings, Ltd. (I)	4,732	4,535
FirstRand, Ltd.	13,261	39,401
Foschini, Ltd.	2,097	26,212
Gold Fields, Ltd.	4,248	74,170
Great Basin Gold, Ltd. (I)(L)	5,000	13,151
Grindrod, Ltd.	3,074	6,742
Group Five, Ltd.	927	3,746
Growthpoint Properties, Ltd.	1,824	4,662
Harmony Gold Mining Company, Ltd. (L)	2,600	38,662
Illovo Sugar, Ltd.	1,857	7,377
Impala Platinum Holdings, Ltd.	2,297	66,293
Imperial Holdings, Ltd.	1,333	22,499
Investec, Ltd.	1,608	12,551
JD Group, Ltd.	2,907	20,795
JSE, Ltd.	219	2,266
Kumba Iron Ore, Ltd.	515	36,341
Kumba Resources, Ltd.	1,225	29,888
Lewis Group, Ltd.	1,301	14,325
Liberty Holdings, Ltd.	983	10,332
Life Healthcare Group Holdings, Ltd.	3,407	8,000
Massmart Holdings, Ltd.	1,182	24,451
Medi-Clinic Corp., Ltd.	2,345	10,060
Metorex, Ltd. (I)	6,897	6,604
Mittal Steel South Africa, Ltd.	1,545	20,558
MMI Holdings, Ltd.	6,005	14,791
Mondi, Ltd.	1,967	19,274
MTN Group, Ltd.	5,831	117,674
Murray & Roberts Holdings, Ltd.	3,011	11,803
Mvelaphanda Group, Ltd. (I)	10,184	4,819
Mvelaserve, Ltd. (I)	2,549	4,440
Nampak, Ltd.	4,542	14,750
Naspers, Ltd., SADR	1,832	98,277
Nedbank Group, Ltd.	1,217	25,463
Netcare, Ltd.	10,169	21,789
Northam Platinum, Ltd.	2,901	18,820
Palabora Mining Company, Ltd.	99	2,042
Peregrine Holdings, Ltd.	3,334	5,323
Pick’n Pay Stores, Ltd.	1,977	13,463
Pioneer Foods, Ltd. (I)	571	4,646
Pretoria Portland Cement Company, Ltd.	4,312	15,297
PSG Group, Ltd.	717	4,113
Raubex Group, Ltd.	1,042	2,812
Reunert, Ltd.	873	7,563
Sanlam, Ltd.	16,519	67,317
Santam Ltdsantam Ltd.	141	2,650
Sappi, Ltd., SADR (I)	3,600	19,116
Sasol, Ltd.	2,900	168,055
Shoprite Holdings, Ltd.	2,385	36,544
Spar Group, Ltd.	1,244	17,455
Standard Bank Group, Ltd.	4,967	76,293
Steinhoff International Holdings, Ltd. (I)	11,390	42,371
Sun International, Ltd.	1,358	18,180
Super Group, Ltd. (I)	127,245	13,905
Telkom SA, Ltd., SADR	800	17,376
Tiger Brands, Ltd.	1,427	36,892
Tongaat Hulet, Ltd.	519	7,476
Trencor, Ltd.	1,264	7,019

111

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Truworths International, Ltd.	3,324	$34,605
Vodacom Group, Ltd.	2,021	23,712
Wilson Bayly Holmes-ovcon, Ltd.	130	2,071
Woolworths Holdings, Ltd.	7,995	33,010

		1,956,280
South Korea - 1.09%
Amorepacific Corp.	25	23,816
Asiana Airlines, Inc. (I)	2,380	21,566
Binggrae Company, Ltd.	207	12,234
BS Financial Group, Inc. (I)	490	7,102
Cheil Communications, Inc.	1,250	16,508
Cheil Industries, Inc.	410	43,475
CJ CGV Company, Ltd.	460	10,865
CJ CheilJedang Corp.	103	21,580
CJ Corp.	119	7,965
Daeduck Electronics Company, Ltd.	1,390	12,976
Daegu Bank	910	14,918
Daelim Industrial Company, Ltd.	217	21,122
Daewoo Engineering &
Construction Company, Ltd. (I)	510	5,624
Daewoo International Corp.	296	10,011
Daewoo Securities Company, Ltd. (I)	1,300	26,486
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	36,719
Daishin Securities Company, Ltd.	870	11,682
Daou Technology, Inc.	1,190	10,194
Dong-A Pharmaceutical Company, Ltd.	45	4,593
Dongbu HiTek Company, Ltd. (I)	950	13,999
Dongbu Insurance Company, Ltd.	320	14,595
Dongkuk Steel Mill Company, Ltd.	690	24,804
Dongyang Mechatronics Corp.	810	12,525
Doosan Corp.	64	8,343
Doosan Heavy Industries and
Construction Company, Ltd.	191	12,223
Doosan Infracore Company, Ltd. (I)	830	23,070
Duzonbizon Company, Ltd. (I)	520	5,726
Eugene Investment &
Securities Company, Ltd. (I)	7,730	4,449
GS Engineering & Construction Corp.	154	16,215
GS Holdings Corp.	500	42,525
Halla Engineering & Construction Corp.	560	10,689
Hana Financial Group, Inc.	1,410	61,123
Handsome Company, Ltd.	480	9,111
Hanil Cement Manufacturing Company, Ltd.	146	7,494
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	12,341
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,376
Hanjin Shipping Company, Ltd.	581	18,088
Hanjin Shipping Holdings Company, Ltd.	98	1,410
Hanjin Transportation Company, Ltd.	140	3,695
Hankook Tire Company, Ltd.	830	27,085
Hanmi Pharm Company, Ltd. (I)	17	1,355
Hanmi Pharm Company, Ltd. (I)	5	155
Hansol LCD, Inc.	175	7,911
Hansol Paper Company, Inc.	970	7,602
Hanwha Chemical Corp.	1,330	52,382
Hanwha Corp.	530	24,410
Hanwha General Insurance Company, Ltd. (I)	1,210	11,306
Hanwha Securities Company, Ltd. (I)	1,080	7,272
Hite Brewery Company, Ltd.	40	3,956
Hite Holdings Company, Ltd.	51	813
Honam Petrochemical Corp.	201	70,875
Hotel Shilla Company, Ltd.	460	10,714

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Huchems Fine Chemical Corp.	244	$5,583
Hwa Shin Company, Ltd.	830	11,512
Hynix Semiconductor, Inc.	2,070	58,929
Hyosung Corp.	255	20,426
Hyundai Department Store Company, Ltd.	157	20,302
Hyundai Development Company	290	8,420
Hyundai Engineering &
Construction Company, Ltd.	280	20,178
Hyundai H & S Company, Ltd.	990	10,995
Hyundai Heavy Industries Company, Ltd.	168	79,214
Hyundai Hysco Company, Ltd.	300	8,695
Hyundai Marine & Fire
Insurance Company, Ltd.	450	12,553
Hyundai Merchant Marine Company, Ltd.	994	31,106
Hyundai Mipo Dockyard Company, Ltd.	154	26,253
Hyundai Mobis	265	79,160
Hyundai Motor Company, Ltd.	792	147,004
Hyundai Securities Company, Ltd. (I)	1,170	14,049
Hyundai Steel Company	412	52,501
Industrial Bank of Korea	1,290	22,178
Jeonbuk Bank, Ltd.	460	2,849
Jinro, Ltd.	170	5,568
Kangwon Land, Inc.	910	21,180
KB Financial Group, Inc., ADR	1,600	83,472
KCC Corp.	56	18,542
Kia Motors Corp.	1,680	106,019
KISCO Corp.	35	988
KISCO Holdings Company, Ltd.	10	392
Kiwoom Securities Company, Ltd. (I)	141	7,617
Kolon Corp.	64	1,710
Kolon Industries, Inc.	208	13,918
Korea Electric Power Corp., SADR (I)	2,200	26,928
Korea Exchange Bank	1,880	16,596
Korea Gas Corp.	342	11,402
Korea Investment Holdings Company, Ltd. (I)	460	17,571
Korea Kumho Petrochemical Company, Ltd.	90	12,247
Korea Line Corp. (I)	165	1,435
Korea Zinc Company, Ltd.	68	24,694
Korean Air Lines Company, Ltd.	473	28,231
Korean Reinsurance Company, Ltd.	367	4,278
KP Chemical Corp.	820	20,166
KT Corp. SADR	1,300	25,389
KT&G Corp.	800	41,613
KTB Network Corp. (I)	2,310	8,514
Kumho Industrial Company, Ltd. (I)	33	381
LG Chem, Ltd.	208	87,137
LG Corp.	666	49,597
LG Display Company, Ltd.	310	9,706
LG Display Company, Ltd., ADR	2,900	45,617
LG Electronics, Inc.	539	51,502
LG Fashion Corp. Ltd.	280	7,555
LG Hausys, Ltd.	28	1,904
LG Household & Health Care, Ltd.	46	17,251
LG Innotek Company, Ltd.	123	13,040
LG International Corp.	310	11,944
LG Life Sciences, Ltd. (I)	173	7,258
LG Uplus Corp.	3,270	18,452
Lotte Chilsung Beverage Company, Ltd.	10	9,792
Lotte Confectionery Company, Ltd.	5	6,832
Lotte Shopping Company, Ltd.	69	28,243
LS Cable, Ltd.	188	18,907
LS Industrial Systems Company, Ltd.	164	12,092
Macquarie Korea Infrastructure Fund	1,650	7,822
Meritz Fire & Marine
Insurance Company, Ltd.	1,030	9,718

112

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Mirae Asset Securities Company, Ltd. (I)	306	$13,062
Namyang Dairy Products Company, Ltd.	17	11,626
NCSoft Corp.	135	30,832
Nexen Tire Corp.	1,090	13,339
NH Investment & Securities Company, Ltd. (I)	1,249	10,403
NHN Corp. (I)	235	40,997
Nong Shim Company, Ltd.	25	5,536
OCI Company, Ltd.	89	40,034
Orion Corp.	57	20,494
Pacific Corp.	43	7,742
Poongsan Corp.	230	9,676
POSCO, ADR	1,400	160,006
RNL BIO Company, Ltd. (I)	920	2,222
S&T Dynamics Company, Ltd.	570	9,197
S-Oil Corp.	290	39,873
S1 Corp.	180	9,234
Samchully Company, Ltd.	69	6,292
Samsung Card Company, Ltd.	400	20,224
Samsung Corp.	726	47,435
Samsung Electro-Mechanics Company, Ltd.	352	37,636
Samsung Electronics Company, Ltd.	456	386,861
Samsung Engineering Company, Ltd.	321	61,078
Samsung Fine Chemicals Company, Ltd.	232	16,876
Samsung Fire & Marine
Insurance Company, Ltd.	254	56,102
Samsung Heavy Industries Company, Ltd.	810	29,463
Samsung SDI Company, Ltd.	287	43,876
Samsung Securities Company, Ltd. (I)	305	22,365
Samsung Techwin Company, Ltd.	124	9,013
Seah Besteel Corp.	440	19,788
SeAH Holdings Corp.	102	11,979
Shinhan Financial Group
Company, Ltd., SADR	1,200	108,684
Shinsegae Company, Ltd.	164	38,989
SK Chemicals Company, Ltd.	103	6,036
SK Energy Company, Ltd.	408	77,833
SK Holdings Company, Ltd.	94	14,197
SK Networks Company, Ltd.	610	6,829
Sk Securities Company, Ltd. (I)	3,120	5,352
SK Telecom Company, Ltd. ADR	1,400	26,334
SKC Company, Ltd.	280	13,177
STX Corp.	410	10,083
STX Engine Company, Ltd.	440	10,810
STX Pan Ocean Company, Ltd.	870	7,852
STX Shipbuilding Company, Ltd.	430	9,467
Taekwang Industrial Company, Ltd.	5	5,926
Taihan Electric Wire Company, Ltd. (I)	484	2,239
Tong Yang Investment Bank (I)	370	2,653
Woongjin Coway Company, Ltd.	680	23,463
Woongjin Holdings Company, Ltd. (I)	780	6,325
Woongjin Thinkbig Company, Ltd.	440	6,729
Woori Finance Holdings Company, Ltd.	2,130	28,198
Woori Investment &
Securities Company, Ltd. (I)	740	13,527
Young Poong Corp.	8	6,209
Youngone Holdings Company, Ltd.	130	3,882
Yuhan Corp.	106	14,301

		4,036,556
Spain - 0.64%
Abengoa SA (I)	391	12,946
Abertis Infraestructuras SA	1,887	40,984
Acciona SA	190	20,644
Acerinox SA	1,123	22,160

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
ACS Actividades de Construccion
y Servicios SA	813	$38,141
Antena 3 de Television SA (I)	49	456
Avanzit SA (I)	7,249	4,765
Banco Bilbao Vizcaya Argentaria SA	7,656	92,948
Banco Bilbao Vizcaya Argentaria SA, SADR	9,856	118,272
Banco de Sabadell SA	6,485	28,405
Banco de Valencia SA (I)	1,818	8,139
Banco Espanol De Credito SA	577	5,235
Banco Pastor SA	1,971	9,452
Banco Popular Espanol SA	6,845	40,244
Banco Santander SA (I)	23,377	272,451
Banco Santander SA, SADR (L)	18,813	220,488
Bankinter SA (L)	2,422	16,618
Baron de Ley SA (I)	66	4,347
Bolsas y Mercados Espanoles SA	488	14,866
Campofrio Alimentacion SA (I)	807	9,158
Cementos Portland Valderrivas SA	444	9,348
Cia Espanola de Petroleos SA	245	9,772
Construcciones & Auxiliar de Ferrocarriles SA	30	17,037
Criteria Caixacorp SA	5,307	37,470
Ebro Foods SA	858	20,155
EDP Renovaveis SA (I)	1,071	7,699
Enagas SA	1,409	31,779
Faes Farma SA	465	1,873
Ferrovial SA (I)	3,229	40,503
Fomento de Construcciones SA	276	9,149
Gamesa Corporacion Tecnologica SA (I)	1,540	15,993
Gas Natural SDG SA	1,744	32,750
Gestevision Telecinco SA	1,438	16,453
Grifols SA	1,108	19,338
Grupo Catalana Occidente SA (I)	291	6,430
Grupo Empresarial Ence SA (I)	783	2,922
Iberdrola Renovables SA	8,432	36,383
Iberdrola SA	19,622	170,666
Inditex SA	970	77,869
Indra Sistemas SA	937	18,800
La Seda de Barcelona SA (I)	10,618	1,188
Laboratorios Almirall SA	481	5,380
Mapfre SA	4,256	16,046
NH Hoteles SA (I)	580	3,935
Obrascon Huarte Lain SA	995	35,943
Papeles y Cartones de Europa SA (I)	2,191	13,177
Promotora de Informaciones SA (I)	515	1,505
Prosegur Cia de Seguridad SA (I)	240	14,298
Realia Business SA (I)	3,816	9,543
Red Electrica De Espana	660	37,489
Repsol YPF SA	3,554	121,956
Repsol YPF SA, SADR	800	27,560
Sol Melia SA	724	8,320
SOS Cuetara SA (I)	2,018	1,929
Tecnicas Reunidas SA	207	12,445
Telefonica SA	95	2,378
Telefonica SA, SADR	16,500	416,130
Tubos Reunidos SA (I)	599	1,968
Vidrala SA (I)	519	15,823
Viscofan SA	232	9,209
Vocento SA (I)	703	3,637
Zardoya Otis SA	1,160	19,257
Zeltia SA (I)	2,108	8,305

		2,350,529
Sweden - 0.69%
AarhusKarlshamn AB	600	17,104
Active Biotech AB (I)	427	10,842

113

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
AddTech AB	180	$5,395
Alfa Laval AB	2,028	44,014
Angpanneforeningen AB	518	10,341
Assa Abloy AB, Series B	2,028	58,303
Atlas Copco AB, Series A	2,339	62,183
Atlas Copco AB, Series B	1,570	37,962
Atrium Ljungberg AB, B Shares	157	2,163
Avanza Bank Holding AB	300	11,610
Axfood AB	100	3,726
Axis Communications AB	628	13,298
BE Group AB (I)	1,490	9,816
Beijer Alma AB	96	2,167
Bergman & Beving AB	25	450
Betsson Abbetsson AB (I)	583	12,881
Billerud Aktibolag AB	600	6,792
Boliden AB	2,677	57,539
Bure Equity AB (I)	284	1,546
Castellum Abcastellum AB	536	7,813
CDON Group AB (I)	496	2,686
Clas Ohlson AB	376	6,108
D Carnegie & Company AB (I)	700	0
Duni AB	351	3,932
Electrolux AB (L)	1,712	44,178
Elekta AB, Series B	1,152	46,066
Eniro AB (I)	889	3,402
Etrion Corp. (I)	662	613
Fabege Abfabege Ab	638	6,905
G & L Beijer AB	55	2,479
Getinge AB, Series B	1,295	32,003
Gunnebo AB	1,340	9,135
Hakon Invest AB	916	16,166
Haldex AB (I)	1,200	18,433
Hennes & Mauritz AB, B Shares	3,551	118,036
Hexagon AB (I)	2,346	55,974
Hexpol AB	75	1,762
HIQ International AB (I)	1,776	10,742
Hoganas AB	200	7,440
Holmen AB, Series B	626	21,641
Hufvudstaden Abhufvudstaden Ab-a Shs	503	5,990
Husqvarna AB, B Shares	3,585	30,778
Husqvarna AB, Series A	1,070	9,109
Industrial & Financial Systems AB (L)	1,400	24,848
Intrum Justitia AB	459	6,687
JM AB	800	21,300
Kungsleden Abkungsleden AB	220	2,160
Lindab International AB (I)	600	7,902
Loomis AB (I)	512	8,124
Lundin Petroleum AB (I)	2,903	41,628
Meda AB	2,924	28,154
Medivir AB (I)	250	5,545
Micronic Laser Systems AB (I)	2,274	6,683
Modern Times Group AB, B Shares	496	37,713
NCC AB	467	13,381
Net Entertainment Ne AB (I)	203	1,897
New Wave Group AB	1,015	8,742
Nibe Industrier AB	476	8,173
Nobia AB (I)	4,653	43,650
Nordea Bank AB (L)	18,930	207,282
Nordic Mines Ab (I)	784	8,050
PA Resources AB (I)	475	345
Peab AB	2,689	23,964
Proffice AB	1,892	10,372
Ratos AB	905	35,779
Rezidor Hotel Group AB (I)	1,181	7,445
Saab AB	662	14,443

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Sandvik AB	3,835	$72,504
Scania AB, Series B	725	16,837
Seco Tools AB	474	8,409
Securitas AB, Series B	2,105	25,066
Skandinaviska Enskilda Banken
AB, Series A (L)	10,992	98,078
Skanska AB, Series B (L)	2,913	61,325
SKF AB	245	7,158
SKF AB, B Shares	1,824	53,122
SkiStar AB	355	6,117
SSAB AB, Series A	983	15,556
SSAB AB, Series B	470	6,513
Svenska Cellulosa AB (L)	4,426	71,209
Svenska Handelsbanken AB, Series A (L)	2,939	96,467
Sweco AB	449	4,623
Swedbank AB, Class A	5,160	88,328
Swedish Match AB	1,480	49,193
Swedish Orphan Biovitrum AB (I)	28	128
Systemair AB	211	3,377
Tele2 AB, Series B	2,152	49,822
Telefonaktiebolaget LM Ericsson	2,500	32,150
Telefonaktiebolaget LM Ericsson, A Shares	272	3,419
Telefonaktiebolaget LM Ericsson, B Shares	11,837	152,221
Teliasonera AB (L)	11,141	96,357
Trelleborg AB, Series B	821	8,425
Volvo AB, Series A	2,331	40,813
Volvo AB, Series B (L)	4,814	84,586
Wihlborgs Fastigheter Abwihlborgs
Fastigheter Ab	361	10,749

		2,566,342
Switzerland - 1.44%
ABB, Ltd. (I)	12,743	306,799
Actelion, Ltd. (I)	592	34,045
Adecco SA	842	55,455
AFG Arbonia-Forster Holding AG	54	2,071
Allreal Holding AG (I)	49	7,585
Aryzta AG	797	40,768
Ascom Holding AG	647	9,998
Bachem Holding AG	51	2,765
Baloise Holding AG	399	39,536
Bank Coop AG	219	16,091
Bank Sarasin & Compagnie AG	196	8,535
Banque Cantonale Vaudoise (I)	51	28,892
Barry Callebaut AG (I)	20	16,371
Basilea Pharmaceutica AG (I)	119	8,577
Basler Kantonalbank	42	6,406
Belimo Holding AG	4	8,709
Berner Kantonalbank	51	13,475
Bobst Group AG (I)	236	10,803
Bucher Industries AG	32	7,332
Burckhardt Compression Holding AG	4	1,260
Centralschweizerische Kraftwerke AG	13	4,618
Charles Voegele Holding AG (I)	176	12,960
Clariant AG (I)	3,320	59,878
Compagnie Financiere Richemont SA	3,171	183,109
Conzzeta Holding AG	4	9,485
Credit Suisse Group AG, SADR	6,000	255,480
Daetwyler Holding AG	23	2,099
Dufry Group AG (I)	120	13,803
EFG International (I)	308	4,574
EMS-Chemie Holding AG	77	14,367
Energiedienst Holding AG (I)	22	1,312
Flughafen Zuerich AG	27	11,255
Forbo Holding AG (I)	23	17,287

114

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Galenica Holding AG	30	$18,498
GAM Holding, Ltd. (I)	1,213	23,048
Gategroup Holding Ag (I)	136	7,153
Geberit AG (I)	245	53,404
Georg Fischer AG (I)	30	16,860
Givaudan AG (I)	45	45,308
Gurit Heberlein AG (I)	16	11,383
Helvetia Patria Holding AG (I)	24	9,949
Holcim, Ltd.	1,535	115,597
Implenia AG (I)	111	3,733
Julius Baer Group, Ltd. (I)	1,593	69,149
Kaba Holding AG	47	19,618
Kudelski SA	786	14,348
Kuehne & Nagel International AG	323	45,188
Kuoni Reisen Holding AG (I)	39	17,969
LEM Holding SA	16	9,942
Lindt & Spruengli AG - REG	1	32,502
Logitech International SA (I)	1,458	26,286
Lonza Group AG (I)	368	30,830
Luzerner Kantonalbank AG	38	13,531
Micronas Semiconductor Holding AG (I)	1,672	17,188
Mobilezone Holding AG	918	10,990
Mobimo Holding AG (I)	62	14,291
Nestle SA	12,729	730,387
Nobel Biocare Holding AG (I)	548	11,360
Novartis AG, ADR	10,100	548,935
Orell Fuessli Holding AG	57	8,237
Panalpina Welttransport Holding AG (I)	188	23,445
Partners Group Holding AG	72	13,767
Petroplus Holdings AG (I)	805	12,708
Precious Woods Holding AG (I)	138	2,640
PSP Swiss Property AG (I)	76	6,259
PubliGroupe SA	25	3,279
Rieter Holding AG (I)	46	18,847
Roche Holdings AG	2,306	329,392
Roche Holdings AG CHF	100	16,380
Romande Energie Holding SA	8	13,770
Schindler Holding AG - REG	174	21,019
Schulthess Group AG (I)	116	6,636
Schweiter Technologies AG	25	18,520
Schweizerhall Holding AG (I)	47	4,237
Schweizerische National-Versicherungs-
Gesellschaft AG	483	19,182
SGS SA	29	51,675
Sika AG	13	31,299
Sonova Holding AG	188	16,755
St. Galler Kantonalbank	37	19,136
Straumann Holding AG	53	13,626
Sulzer AG	175	26,375
Swatch Group AG	292	23,208
Swiss Life Holding (I)	221	36,528
Swiss Reinsurance Company, Ltd. (I)	2,687	153,796
Swisscom AG	131	58,408
Swisslog Holding AG (I)	10,748	10,534
Swissquote Group Holding SA (I)	142	8,512
Syngenta AG, ADR	2,500	162,925
Tamedia AG	61	7,712
TE Connectivity, Ltd.	2,000	69,640
Tecan Group AG (I)	62	4,896
Temenos Group AG (I)	448	16,965
The Swatch Group AG, BR Shares	205	90,600
Tyco International, Ltd.	1,829	81,884
UBS AG (Swiss Exchange) (I)	21,485	385,651
Unaxis Holding AG (I)	520	4,007
Valiant Holding AG	141	19,326

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Valora Holding AG	66	$22,134
Vontobel Holding AG	286	11,056
WMH Walter Meier AG	28	7,645
Ypsomed Holding AG (I)	2	124
Zehnder Group AG	10	28,284
Zurich Financial Services AG (I)	1,130	316,375

		5,330,541
Taiwan - 0.86%
Accton Technology Corp.	15,000	9,678
Acer, Inc.	12,287	25,080
Advanced Semiconductor Engineering, Inc.	30,797	33,568
Ali Corp.	8,000	9,874
Altek Corp.	4,080	5,594
AmTRAN Technology Company, Ltd.	9,444	7,971
Asia Cement Corp.	16,294	18,297
Asia Optical Company, Inc. (I)	5,000	9,783
Asia Polymer Corp.	8,000	13,801
Asia Vital Components Company Ltd.	10,000	11,157
Asustek Computer, Inc.	2,468	21,338
AU Optronics Corp. (I)	5,523	48,492
BES Engineering Corp.	46,000	13,643
Capital Securities Corp.	15,176	6,789
Career Technology Mfg. Company, Ltd.	3,000	5,246
Catcher Technology Company, Ltd.	5,720	28,321
Cathay Financial Holdings Company, Ltd.	24,622	40,606
Cathay Real Estate
Development Company, Ltd.	18,000	8,745
Chang Hwa Commercial Bank, Ltd.	29,000	23,284
Cheng Loong Corp.	5,000	2,362
Cheng Shin Rubber Industry Company, Ltd.	8,250	19,137
Cheng Uei Precision Industry Company, Ltd.	5,151	9,990
Chia Hsin Cement Corp.	14,280	8,154
Chicony Electronics Company, Ltd.	5,508	9,875
Chimei Innolux Corp. (I)	32,365	33,204
Chin-Poon Industrial Company, Ltd.	9,000	7,348
China Airlines, Ltd. (I)	22,320	12,823
China Chemical &
Pharmaceutical Company, Ltd.	1,000	854
China Development Financial Holdings Corp.	140,642	56,702
China Life Insurance Company, Ltd.	14,794	14,923
China Petrochemical Development Corp. (I)	10,600	13,476
China Steel Chemical Corp.	3,000	16,021
China Steel Corp.	43,060	51,442
Chinatrust Financial Holding Company, Ltd.	46,118	39,164
Chinese Maritime Transport, Ltd.	3,000	6,368
Chong Hong Construction Company	4,080	9,229
Chung Hsin Electric &
Machinery Manufacturing Corp.	17,000	10,506
Chung Hung Steel Corp. (I)	7,164	4,331
Chunghwa Picture Tubes, Ltd. (I)	29,162	3,631
Chunghwa Telecom Company, Ltd., ADR	1,570	48,921
Clevo Company	5,000	10,136
CMC Magnetics Corp. (I)	50,000	12,112
Compal Electronics, Inc.	16,575	16,447
Compeq Manufactuing Company, Ltd. (I)	5,000	2,963
CTCI Corp.	6,000	6,837
Cyberlink Corp.	2,015	6,183
Cybertan Technology, Inc.	5,000	4,839
D-Link Corp.	7,980	7,426
Delta Electronics, Inc.	8,241	32,658
Depo Auto Parts Industrial Company, Ltd.	3,000	7,336
E.Sun Financial Holding Company, Ltd.	28,658	18,035
Elan Microelectronics Corp.	5,050	6,865
Elite Material Co Ltdelite Material Co Ltd.	5,000	5,494

115

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Epistar Corp.	6,000	$22,001
Eternal Chemical Company, Ltd.	9,450	11,155
EVA Airways Corp. (I)	27,920	21,989
Evergreen International Storage
& Transport Corp.	6,000	4,797
Everlight Chemical Industrial Corp.	9,000	9,294
Far Eastern Department Stores Company, Ltd.	11,613	18,356
Far Eastern New Century Corp.	15,750	24,345
Far EasTone
Telecommunications Company, Ltd.	9,000	13,470
Farglory Land Development Company, Ltd.	5,000	10,665
First Financial Holding Company, Ltd.	41,087	35,225
Forhouse Corp.	7,000	6,635
Formosa Chemicals & Fibre Corp.	13,390	50,732
Formosa Petrochemical Corp.	3,000	9,839
Formosa Plastic Corp.	16,470	57,951
Formosa Taffeta Company, Ltd.	12,000	12,050
Foxconn Technology Company, Ltd.	6,757	25,763
FSP Technology, Inc.	8,000	10,096
Fubon Financial Holding Company, Ltd.	20,998	27,894
Gemtek Technology Corp.	5,104	5,860
Getac Technology Corp.	14,000	7,477
Giant Manufacturing Company, Ltd.	3,000	12,193
Gigastorage Corp.	6,269	10,626
Gintech Energy Corp	5,049	16,096
Goldsun Development &
Construction Company, Ltd.	20,581	9,056
Grand Pacific Petrochemical Corp.	14,000	8,607
Great Wall Enterprise Company, Ltd.	10,000	10,681
Hey Song Corp.	14,000	11,047
Ho Tung Chemical Corp. (I)	8,000	4,557
Holystone Enterprise Company, Ltd.	7,643	9,411
Hon Hai Precision Industry Company, Ltd.	32,636	114,372
Hotai Motor Company, Ltd.	5,000	14,713
HTC Corp.	2,535	99,198
Hua Nan Financial Holdings Company, Ltd.	28,491	21,292
Huaku Development Company, Ltd.	3,178	8,896
Hung Poo Real Estate Development Corp.	5,000	5,924
Inotera Memories, Inc. (I)	13,000	6,636
Inventec Company, Ltd.	20,616	10,508
King’s Town Bank (I)	36,000	20,239
Kinsus Interconnect Technology Corp.	4,000	12,313
Kuoyang Construction Company Ltd. (I)	13,000	9,066
Largan Precision Company, Ltd.	1,020	27,563
Lee Chang Yung Chemical Industries Corp.	7,321	21,034
Lien Hwa Industrial Corp.	15,000	10,448
Lite-On Technology Corp.	22,265	27,421
Macronix International Company, Ltd.	27,269	18,093
Makalot Industrial Company, Ltd.	1,000	2,346
MediaTek, Inc.	4,026	46,247
Mega Financial Holding Company, Ltd.	47,000	37,014
Micro-Star International Company, Ltd.	7,642	3,900
Mitac International	14,559	6,256
NAN Kang Rubber Tire Company, Ltd. (I)	8,000	12,191
Nan Ya Plastics Corp.	24,870	73,258
Nanya Technology Corp. (I)	27,181	14,162
Nien Hsing Textile Company, Ltd.	13,000	10,251
Opto Technology Corp.	9,000	6,522
Oriental Union Chemical Corp.	9,000	12,652
Pegatron Corp. (I)	6,642	7,525
Phihong Technology Company, Ltd.	5,851	9,820
Polaris Securities Company, Ltd.	12,000	8,123
Pou Chen Corp.	22,596	20,868
Powercom Compnay Ltd. (I)	5,000	11,507
Powertech Technology, Inc.	3,000	9,386

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
President Chain Store Corp.	4,544	$20,151
Prince Housing Development Corp.	12,000	7,247
Quanta Computer, Inc.	13,080	24,701
Radiant Opto-Electronics Corp.	6,180	14,887
Radium Life Tech Company, Ltd.	9,270	10,516
Realtek Semiconductor Corp.	4,080	7,329
Richtek Technology Corp.	1,050	7,270
Ritek Corp. (I)	45,359	13,588
Ruentex Development Company, Ltd.	6,000	9,741
Sampo Corp. (I)	30,000	10,024
Sanyang Industrial Company, Ltd. (I)	42,000	24,791
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	18,441
Shin Zu Shing Company, Ltd.	2,099	5,546
Shinkong Textile Co
Ltdshinkong Textile Co Ltd.	1,000	1,355
Sigurd Microelectronics Corp.	12,000	11,045
Siliconware Precision Industries Company	2,812	16,984
Sincere Navigation Corp.	7,000	7,642
SinoPac Holdings Company, Ltd.	66,000	29,752
Sintek Photronic
Corpsintek Photronic Corp. (I)	15,000	13,779
Sonix Technology Company, Ltd.	5,000	9,564
Standard Foods Corp.	6,900	18,760
Synnex Technology International Corp.	6,045	14,091
T Join Transportation Cot
Join Transportation Co	4,000	4,003
Ta Chen Stainless Pipe Company, Ltd.	11,000	7,624
Ta Chong Bank Company, Ltd. (I)	12,000	4,471
Tainan Spinning Company, Ltd.	25,500	16,930
Taishin Financial Holdings Company, Ltd. (I)	38,289	21,690
Taiwan Business Bank (I)	26,000	10,330
Taiwan Cement Corp.	18,740	22,613
Taiwan Cogeneration Corp.	16,000	11,019
Taiwan Cooperative Bank	36,850	28,924
Taiwan Fertilizer Company, Ltd.	7,000	20,575
Taiwan Glass Industrial Corp.	10,300	13,011
Taiwan Mobile Company, Ltd.	4,000	9,412
Taiwan Paiho, Ltd.	3,000	3,455
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,530	205,072
Taiwan Tea Corp.	18,218	10,445
Teco Electric & Machinery Company, Ltd.	20,000	13,999
Test-Rite International Company, Ltd.	14,000	10,739
The Ambassador Hotel	9,000	12,694
Ton Yi Industrial Corp.	10,000	5,437
Tong Yang Industry Company, Ltd.	6,000	8,619
Tsann Kuen Enterprise Company, Ltd. (I)	5,000	10,255
Tung Ho Steel Enterprise Corp.	3,212	3,726
Tyntek Corp.	8,000	6,223
U-Ming Marine Transport Corp.	4,000	8,511
Uni-President Enterprises Corp.	19,924	27,289
Unimicron Technology Corp.	6,000	10,208
United Integrated Services Company, Ltd.	7,000	9,736
United Microelectronics Corp.	97,620	50,737
Universal Cement Corp.	15,000	9,568
Unizyx Holding Corp. (I)	6,000	5,491
UPC Technology Corp.	17,339	12,844
Walsin Lihwa Corp. (I)	39,000	20,500
Wan Hai Lines, Ltd. (I)	8,400	5,879
Waterland Financial Holding Company	23,430	12,771
Wei Chuan Food Corp.	9,000	10,000
Winbond Electronics Corp. (I)	64,000	20,365
Wistron Corp.	13,027	20,624
WPG Holdings Company, Ltd.	5,899	9,934

116

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
WT Microelectronics Company, Ltd.	8,000	$12,219
Yageo Corp.	39,000	19,091
Yang Ming Marine Transport Corp. (I)	16,499	12,935
Yeun Chyang Industrial Company, Ltd.	8,000	6,601
Young Fast Optoelectronics Company, Ltd.	1,047	7,694
Yuanta Financial Holdings Company, Ltd.	41,000	29,490
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	26,520	11,456
Yulon Motor Company, Ltd.	11,000	20,323
Zinwell Corp.	4,000	7,294

		3,174,701
Thailand - 0.14%
Advanced Info Service PLC	4,500	13,391
Airports of Thailand PCL	6,000	7,142
Bangkok Bank PCL	3,700	21,045
Bangkok Bank PCL (Foreign REG)	2,900	16,619
Bank of Ayudhya PCL	31,800	26,196
Banpu PCL	500	12,682
BEC World PCL	10,000	11,159
Charoen Pokphand Foods PCL	22,900	19,497
Delta Electronics Thailand PCL	15,000	13,267
Glow Energy PCL	7,500	10,415
IRPC PCL	74,400	14,144
Kasikornbank PCL (Foreign Shares)	7,700	33,426
Krung Thai Bank PCL	42,800	26,038
Land & Houses PCL	45,800	10,530
Preuksa Real Estate PCL	15,000	9,125
PTT Aromatics & Refining PCL	10,300	12,686
PTT Chemical PCL	7,500	36,700
PTT Exploration & Production PCL	5,800	34,518
PTT PCL, Foreign Shares	4,900	57,352
Siam Cement PCL	2,900	33,612
Siam City Cement PCL	1,400	9,628
Siam Commercial Bank PCL	2,300	8,213
Thai Airways International PCL	6,600	8,238
Thai Oil PCL	7,000	19,268
Thai Tap Water Supply Pclthai Tap Water
Supply-foreig	15,100	2,971
Thai Union Frozen Products PCL	9,135	13,894
TMB Bank PCL	210,100	16,394
Total Access Communication PCL	6,300	9,998

		508,148
Turkey - 0.13%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	2,614	9,203
Akbank AS	5,295	25,731
Akenerji Elektrik Uretim AS (I)	3,578	8,307
Aksa Akrilik Kimya Sanayi AS	4,202	9,890
Albaraka Turk Katilim Bankasi AS	2,272	3,380
Anadolu Efes Biracilik ve Malt Sanayii AS	1,058	14,960
Arcelik AS	2,206	10,207
Aygaz AS	1,926	12,237
BIM Birlesik Magazalar AS	718	24,154
Dogan Sirketler Grubu Holdings AS (I)	10,683	8,284
Dogan Yayin Holding AS (I)	8,221	10,531
Dogus Otomotiv Servis ve Ticaret AS (I)	2,597	9,850
Enka Insaat ve Sanayi AS	1,643	6,337
Eregli Demir ve Celik Fabrikalari AS (I)	2,757	7,379
Eregli Demir ve Celik Fabrikalari TAS (I)	947	2,380
Ford Otomotiv Sanayi AS	1,110	10,609
GSD Holding AS (I)	8,585	5,442
Hurriyet Gazetecilik AS	6,741	8,809

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D (I)	6,724	$3,783
Kartonsan Karton Sanayi ve Ticaret AS	65	8,593
KOC Holdings AS	4,095	19,013
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	3,080	9,478
Petkim Petrokimya Holding AS (I)	7,013	10,664
Sekerbank AS (I)	7,457	8,355
Tav Havalimanlari Holding As (I)	958	4,569
Tekfen Holding AS	2,147	8,414
Tofas Turk Otomobil Fabrik AS	1,937	10,947
Trakya Cam Sanayi AS (I)	4,619	10,791
Tupras Turkiye Petrol Rafine AS	1,188	34,862
Turk Ekonomi Bankasi AS	4,685	6,526
Turk Hava Yollari AS (I)	2,543	7,078
Turk Sise ve Cam Fabrikalari AS (I)	6,933	15,632
Turk Telekomunikasyon AS	2,270	11,415
Turkcell Iletisim Hizmetleri AS, ADR	1,700	25,551
Turkiye Garanti Bankasi AS	5,912	27,655
Turkiye Halk Bankasi AS	1,645	12,737
Turkiye Is Bankasi AS	8,874	28,400
Turkiye Sinai Kalkinma Bankasi AS	5,700	9,971
Turkiye Vakiflar Bankasi Tao	3,744	9,364
Ulker Gida Sanayi ve Ticaret AS	2,983	10,864
Yapi ve Kredi Bankasi AS (I)	4,484	12,870

		495,222
United Arab Emirates - 0.02%
Dragon Oil PLC	5,726	54,458
United Kingdom - 4.15%
A.G. Barr PLC	978	19,298
Aberdeen Asset Management PLC	7,201	24,360
Acergy SA	2,436	61,491
Admiral Group PLC	1,595	39,794
Aegis Group PLC	13,519	30,968
Afren PLC (I)	4,344	11,344
Aga Rangemaster Group PLC	3,162	6,341
Aggreko PLC	2,431	61,462
AMEC PLC (I)	2,895	55,344
Amlin PLC	5,558	34,035
Anglo American PLC	7,328	376,782
Antofagasta PLC	2,944	64,205
Arm Holdings PLC	4,100	115,497
Ashmore Group PLC	2,022	10,756
Ashtead Group PLC	2,287	7,281
Associated British Foods PLC (I)	2,912	46,382
Assura Group, Ltd.	5,036	3,573
AstraZeneca PLC, SADR (L)	7,800	359,736
Autonomy Corp. PLC (I)	1,864	47,572
Aveva Group PLC	375	9,715
Aviva PLC (I)	20,827	144,643
Babcock International Group PLC	4,249	42,307
BAE Systems PLC (I)	24,883	129,842
Balfour Beatty PLC	7,040	38,817
Barclays PLC	15,600	282,984
Barratt Developments PLC (I)	569	1,004
BBA Aviation PLC	4,353	14,190
Beazley PLC	7,685	15,188
Bellway PLC	1,862	20,818
Berkeley Group Holdings PLC (I)	769	12,856
BG Group PLC	17,182	426,838
BHP Billiton PLC	5,100	405,960
Bodycote PLC	1,394	7,404
Bovis Homes Group PLC (I)	816	5,704
BP PLC	11,293	82,248

117

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC, SADR	14,300	$631,202
British American Tobacco PLC	963	38,699
British American Tobacco PLC, SADR	4,200	340,158
British Sky Broadcasting Group PLC	1,500	79,815
Britvic PLC	1,286	8,159
BT Group PLC	4,200	126,336
BTG PLC (I)	3,898	14,251
Bunzl PLC	2,935	35,055
Burberry Group PLC	3,714	69,956
Cable & Wireless Communications PLC	17,566	12,856
Cable & Wireless Worldwide	17,566	14,777
Cairn Energy PLC (I)	9,527	70,710
Capita Group PLC	3,825	45,633
Capital & Regional PLC (I)	1,359	850
Carillion PLC	5,864	35,752
Carnival PLC	1,900	75,259
Centrica PLC	23,869	124,491
Charter International PLC	2,032	26,337
Chemring Group Plc	1,365	15,162
Chesnara PLC	1,469	5,807
Cineworld Group PLC	2,556	8,513
Close Brothers Group PLC	2,056	27,882
Cobham PLC	7,963	29,446
Colt Telecom Group SA (I)	4,670	11,187
Compass Group PLC (I)	12,354	111,192
Computacenter PLC	4,615	32,184
Connaught PLC	406	0
Cookson Group PLC (I)	3,162	34,993
Croda International PLC (I)	768	20,665
CSR PLC (I)	763	4,527
D.S. Smith PLC	3,814	12,197
Daily Mail & General Trust	3,091	24,494
Dairy Crest Group PLC	1,305	7,522
Davis Service Group PLC	1,296	10,000
De La Rue PLC	1,136	14,385
Debenhams PLC (I)	18,950	17,984
Development Securities PLC	1,830	6,561
Diageo PLC, SADR	3,700	282,014
Dicom Group PLC (I)	695	5,791
Diploma PLC	2,172	11,163
Dixons Retail PLC (I)	27,929	5,628
Domino Printing Sciences PLC	631	6,383
Drax Group PLC	2,951	18,762
Dunelm Group PLC	675	4,157
Eaga PLC	2,873	5,435
easyJet PLC (I)(S)	2,229	12,174
Electrocomponents PLC	2,084	8,937
Elementis PLC (I)	3,596	8,772
Enquest PLC (I)	5,935	12,968
Ensco International PLC, ADR	2,100	121,464
Enterprise Inns PLC (I)	1,488	2,114
Eurasian Natural Resources Corp.	1,380	20,721
Evolution Group PLC	6,137	7,578
F&C Asset Management PLC	4,118	5,012
Fenner PLC	4,741	27,387
Fidessa Group PLC	652	18,308
Filtrona PLC	4,504	21,952
FirstGroup PLC	4,847	25,380
Forth Ports PLC	298	7,816
Fresnillo PLC	1,460	36,214
G4S PLC	9,075	37,183
Galliford Try PLC	1,829	11,003
Game Group PLC	4,942	4,479
Gem Diamonds, Ltd. (I)	3,004	13,489
Genus PLC (I)(S)	1,065	16,128

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
GKN PLC	14,913	$48,134
GlaxoSmithKline PLC, ADR	8,400	322,644
Go-Ahead Group PLC	135	2,898
Greene King PLC	1,452	10,427
Greggs PLC	350	2,863
Halfords Group PLC	3,088	17,259
Halma PLC (I)	2,484	13,958
Hampson Industries PLC	4,514	1,956
Hargreaves Lansdown PLC	1,126	11,013
Hays PLC	14,281	26,649
Headlam Group PLC (I)	474	2,276
Helical Bar PLC	514	2,233
Henderson Group PLC	3,377	9,190
Hikma Pharmaceuticals PLC	623	7,376
Hill & Smith Holdings PLC	125	694
HMV Group PLC	2,045	500
Holidaybreak PLC (I)	1,968	10,105
Home Retail Group PLC	5,710	17,688
Homeserve PLC	3,340	23,796
Howden Joinery Group PLC (I)	1,766	3,100
HSBC Holdings PLC, SADR	24,006	1,243,511
Hunting PLC	1,995	24,853
ICAP PLC	4,862	41,188
IG Group Holdings PLC	2,931	21,469
IMI PLC	3,359	55,507
Imperial Tobacco Group PLC (I)	5,955	184,229
Imperial Tobacco Group PLC	800	49,728
Inchcape PLC (I)	1,017	5,649
Informa PLC	5,662	37,838
Inmarsat PLC	3,801	36,840
Innospec, Inc. (I)	500	15,970
Intercontinental Hotels Group PLC	2,200	45,606
Intermediate Capital Group PLC	1,170	6,130
International Consolidated
Airlines Group SA (I)	2,398	8,817
International Consolidated Airlines
Group SA - DI (I)	4,906	17,860
International Personal Finance PLC	1,077	5,559
International Power PLC	12,509	61,802
Intertek Group PLC	1,429	46,676
Invensys PLC	5,363	29,749
Investec PLC	5,041	38,639
ITV PLC (I)	38,008	47,211
J Sainsbury PLC	9,580	51,512
J.D. Wetherspoon PLC	642	4,373
Jardine Lloyd Thompson Group PLC	1,381	15,343
Jazztel PLC (I)	1,715	9,327
JKX Oil & Gas PLC (I)	308	1,557
John Wood Group PLC	3,912	40,049
Johnson Matthey PLC	1,725	51,459
Johnston Press PLC (I)	3,508	451
Kazakhmys PLC	2,396	53,707
Kcom Group PLC	13,206	13,029
Keller Group PLC	325	3,232
Kesa Electricals PLC	3,019	5,843
Kier Group PLC (I)	213	4,441
Kingfisher PLC	18,084	71,293
Ladbrokes PLC	7,440	15,826
Laird Group PLC	1,534	3,399
Lavendon Group PLC (I)	5,310	7,922
Legal & General Group PLC	42,050	77,849
Lloyds Banking Group PLC (I)	28,330	26,411
Lloyds TSB Group PLC (I)	21,187	78,392
Logica PLC (I)	14,174	29,805
London Stock Exchange Group PLC	1,258	16,828

118

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lonmin PLC, ADR	1,319	$36,000
Man Group PLC	10,588	41,844
Marks & Spencer Group PLC	11,372	61,407
Marston’s PLC	2,935	4,473
McBride PLC (I)	3,988	9,101
Meggitt PLC (I)	8,887	48,887
Melrose PLC	3,200	16,834
Melrose Resources PLC	307	1,231
Michael Page International PLC	1,081	8,912
Micro Focus International PLC	489	2,482
Millennium & Copthorne Hotels PLC	2,080	16,882
Misys PLC (I)	5,600	28,432
Mitchells & Butlers PLC (I)	4,567	22,093
Mitie Group PLC (I)	2,329	7,340
Mondi PLC	3,915	37,629
Morgan Crucible Company PLC	2,337	11,126
Morgan Sindall PLC	210	2,127
Mothercare PLC (I)	561	3,600
Mouchel Parkman PLC (I)	373	561
N. Brown Group PLC	922	3,752
National Express Group PLC (I)	6,583	25,906
National Grid PLC, SADR	2,098	100,788
Next PLC	1,681	53,394
Northern Foods PLC (I)	2,299	2,683
Northumbrian Water Group PLC	4,981	26,544
Novae Group PLC	791	4,605
Old Mutual PLC	44,194	96,422
Pace Micro Technology PLC (I)	2,180	5,318
Paypoint PLC	1,027	6,770
Pearson PLC	7,100	126,380
Pendragon PLC (I)	26,477	9,795
Pennon Group PLC	3,748	37,602
Persimmon PLC	5,286	37,771
Petrofac, Ltd.	2,024	48,398
Petropavlovsk PLC	879	14,058
Premier Farnell PLC	4,968	21,625
Premier Foods PLC (I)	51,558	23,116
Premier Oil PLC (I)	567	18,124
Prostrakan Group PLC (I)	2,197	4,555
Provident Financial PLC	1,356	20,887
Prudential PLC	9,400	213,568
Psion PLC	5,211	7,524
Punch Taverns PLC (I)	1,433	1,771
PZ Cussons PLC	1,458	7,635
Qinetiq PLC (I)	11,015	21,507
Quintain Estates & Development PLC (I)	3,488	2,461
Rank Group PLC	1,980	4,744
Rathbone Brothers PLC	756	14,744
Reckitt Benckiser Group PLC	3,190	163,839
Redrow PLC (I)	1,082	2,166
Reed Elsevier PLC	1,800	62,352
Rentokil Initial PLC (I)	29,942	43,227
Resolution, Ltd.	16,885	80,244
Rexam PLC	7,165	41,740
Rightmove PLC	2,571	39,200
Rio Tinto PLC, SADR	7,200	512,064
RM PLC (I)	1,719	4,080
ROK PLC	454	135
Rolls-Royce Group PLC (I)	12,848	127,581
Rotork PLC	289	8,097
Royal Bank of Scotland Group PLC (I)	26,755	17,541
Royal Bank of Scotland Group PLC, SADR (I)	5,300	69,854
RPC Group PLC (I)	4,849	21,842
RPS Group PLC (I)	1,673	5,740
RSA Insurance Group PLC (I)	27,615	58,249

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
SABMiller PLC	6,786	$240,476
Sage Group PLC	10,352	46,238
Salamander Energy PLC (I)	742	3,456
Savills PLC	3,206	18,421
Schroders PLC	749	16,922
Schroders PLC (I)	992	27,643
Scottish & Southern Energy PLC	5,123	103,633
Senior PLC	2,247	5,468
Serco Group PLC	3,723	33,357
Severfield Rowen PLC	2,280	9,690
Severn Trent PLC	2,020	47,398
Shanks Group PLC	2,270	4,154
Shire PLC, ADR	1,100	95,810
SIG PLC (I)	6,281	14,052
Smith & Nephew PLC, SADR	1,100	62,051
Smiths Group PLC	2,696	56,160
Smiths News PLC	5,009	6,788
Soco International PLC (I)	3,480	21,395
Southern Cross Healthcare, Ltd. (I)	1,847	394
Spectris PLC	1,738	37,983
Spirax-Sarco Engineering PLC	456	14,182
Spirent Communications PLC	3,276	7,229
Sports Direct International PLC (I)	7,101	20,664
St James’s Place PLC	895	4,802
St. Modwen Properties PLC (I)	1,033	2,979
Stagecoach Group PLC	2,732	9,447
Standard Chartered PLC (I)	17,494	453,778
Standard Life PLC	18,251	60,557
Sthree PLC	3,291	21,597
TalkTalk Telecom Group PLC	5,942	13,135
Tate & Lyle PLC	4,153	38,502
Taylor Woodrow PLC (I)	12,083	7,880
Telecity Group PLC (I)	1,389	11,331
Tesco PLC (I)	45,010	274,977
The Weir Group PLC	2,679	74,397
Thomas Cook Group PLC	3,890	10,637
Travis Perkins PLC (I)	1,035	16,871
Trinity Mirror PLC (I)	1,806	1,346
TUI Travel PLC	4,353	15,849
Tullett Prebon PLC	2,196	14,419
Tullow Oil PLC	4,144	96,372
UK Coal PLC (I)	992	633
Ultra Electronics Holdings PLC (I)	805	22,260
Unilever PLC, SADR	6,000	183,720
United Business Media, Ltd.	2,888	27,735
United Utilities Group PLC	3,656	34,727
Vedanta Resources PLC	1,724	65,755
Victrex PLC	1,412	30,567
Vodafone Group PLC, SADR	25,600	736,000
W.S. Atkins PLC	1,648	18,532
WH Smith PLC	730	5,077
Whitbread PLC	1,746	46,269
William Hill PLC	6,637	19,230
William Morrison Supermarket PLC	14,470	64,067
Wincanton PLC	620	1,157
Wolfson Microelectronics PLC (I)	1,312	5,086
Wolseley PLC	2,400	80,922
Xchanging PLC (I)	4,028	5,134
XP Power, Ltd.	131	3,678
Xstrata PLC	14,590	340,664
Yell Group PLC (I)(L)	10,556	1,127

		15,357,925
United States - 39.58%
1st Source Corp.	600	12,024

119

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
1st United Bancorp, Inc. (I)	600	$4,212
3D Systems Corp. (I)	200	9,710
3M Company	4,400	411,400
99 Cents Only Stores (I)	700	13,720
A. M. Castle & Company (I)	200	3,776
A. Schulman, Inc.	500	12,360
A.O. Smith Corp.	450	19,953
A123 Systems, Inc. (I)	900	5,715
AAON, Inc.	300	9,870
AAR Corp.	700	19,404
Aaron’s, Inc. (L)	1,050	26,628
Abaxis, Inc. (I)(L)	200	5,768
Abbott Laboratories	10,944	536,803
Abercrombie & Fitch Company, Class A	1,400	82,180
Abington Bancorp, Inc.	600	7,338
ABIOMED, Inc. (I)	200	2,906
ABM Industries, Inc.	1,100	27,929
AboveNet, Inc.	200	12,972
Acacia Research - Acacia Technologies (I)	700	23,954
Acadia Pharmaceuticals, Inc. (I)	100	162
Accelrys, Inc. (I)	312	2,496
ACCO Brands Corp. (I)	1,100	10,494
Accuray, Inc. (I)	749	6,763
Aceto Corp.	700	5,579
ACI Worldwide, Inc. (I)	400	13,120
Acme Packet, Inc. (I)	900	63,864
Activision Blizzard, Inc.	7,300	80,081
Actuant Corp., Class A	900	26,100
Actuate Corp. (I)	1,000	5,200
Acuity Brands, Inc.	700	40,943
Acxiom Corp. (I)	1,700	24,395
Adobe Systems, Inc. (I)	3,359	111,384
ADPT Corp. (I)	1,500	4,410
ADTRAN, Inc. (L)	800	33,968
Advance America Cash Advance Centers, Inc.	900	4,770
Advance Auto Parts, Inc.	1,000	65,620
Advanced Analogic Technologies, Inc. (I)	1,200	4,536
Advanced Energy Industries, Inc. (I)	400	6,540
Advanced Micro Devices, Inc. (I)	8,500	73,100
Advent Software, Inc. (I)(L)	800	22,936
Aecom Technology Corp. (I)	900	24,957
AEP Industries, Inc. (I)	200	5,944
Aeropostale, Inc. (I)	1,297	31,543
Aerovironment, Inc. (I)(L)	300	10,491
Aetna, Inc.	4,300	160,949
AFC Enterprises, Inc. (I)	500	7,565
Affiliated Managers Group, Inc. (I)	900	98,433
Affymax, Inc. (I)	500	2,935
Affymetrix, Inc. (I)	1,200	6,252
Aflac, Inc.	4,300	226,954
AGCO Corp. (I)	1,300	71,461
Agilent Technologies, Inc. (I)	3,400	152,252
Agilysys, Inc. (I)	300	1,722
AGL Resources, Inc.	1,100	43,824
Air Methods Corp. (I)	300	20,175
Air Products & Chemicals, Inc.	1,500	135,270
Air Transport Services Group, Inc. (I)	1,700	14,365
Aircastle, Ltd.	1,100	13,277
Airgas, Inc.	1,200	79,704
AirTran Holdings, Inc. (I)	1,900	14,155
AK Steel Holding Corp.	1,500	23,670
Akamai Technologies, Inc. (I)	2,219	84,322
Alamo Group, Inc.	400	10,980
Alaska Air Group, Inc. (I)	500	31,710
Alaska Communications Systems Group, Inc.	700	7,455

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Albany International Corp., Class A	400	$9,960
Albemarle Corp.	1,000	59,770
Alberto-Culver Company	1,300	48,451
Alcoa, Inc.	12,000	211,800
Alere, Inc. (I)	1,200	46,968
Alexander & Baldwin, Inc.	800	36,520
Alexion Pharmaceuticals, Inc. (I)	800	78,944
Alico, Inc.	100	2,677
Align Technology, Inc. (I)	1,300	26,624
Alkermes, Inc. (I)	1,600	20,720
Alleghany Corp. (I)	104	34,435
Allegheny Technologies, Inc.	1,700	115,124
Allegiant Travel Company (L)	300	13,143
Allergan, Inc.	2,100	149,142
Allete, Inc.	600	23,382
Alliance Data Systems Corp. (I)(L)	700	60,123
Alliance HealthCare Services, Inc. (I)	200	884
Alliance One International, Inc. (I)(L)	2,600	10,452
Alliant Energy Corp.	1,000	38,930
Alliant Techsystems, Inc.	400	28,268
Allied Nevada Gold Corp. (I)	1,525	54,107
Allos Therapeutics, Inc. (I)	300	951
Allscripts-Misys Healthcare Solutions, Inc. (I)	2,600	54,574
Almost Family, Inc. (I)	100	3,764
Alnylam Pharmaceuticals, Inc. (I)(L)	400	3,828
Alon USA Energy, Inc. (L)	1,300	17,810
Alpha Natural Resources, Inc. (I)(L)	1,716	101,879
Alphatec Holdings, Inc. (I)	1,000	2,700
Altera Corp.	2,500	110,050
Altra Holdings, Inc. (I)	300	7,086
Altria Group, Inc.	14,764	384,307
AMAG Pharmaceuticals, Inc. (I)	300	5,010
Amazon.com, Inc. (I)	3,000	540,390
Ambassadors Group, Inc.	200	2,190
AMCOL International Corp.	500	17,990
Amedisys, Inc. (I)	500	17,500
AMERCO, Inc. (I)	350	33,950
Ameren Corp.	2,200	61,754
America Service Group, Inc.	200	5,128
American Axle &
Manufacturing Holdings, Inc. (I)	1,000	12,590
American Capital, Ltd. (I)	3,331	32,977
American Dental Partners, Inc. (I)	200	2,624
American Eagle Outfitters, Inc.	2,679	42,569
American Electric Power Company, Inc.	3,242	113,924
American Equity Investment Life
Holding Company	1,100	14,432
American Express Company	8,000	361,600
American Financial Group, Inc.	1,600	56,032
American International Group, Inc. (I)	1,100	38,654
American Medical
Systems Holdings, Inc. (I)(L)	1,000	21,640
American National Insurance Company	300	23,751
American Public Education, Inc. (I)	200	8,090
American Railcar Industries, Inc. (I)	400	9,984
American Reprographics Company (I)	900	9,315
American Science & Engineering, Inc.	100	9,236
American States Water Company	200	7,172
American Tower Corp., Class A (I)	2,765	143,282
American Vanguard Corp.	200	1,736
American Water Works Company, Inc.	1,500	42,075
American Woodmark Corp.	100	2,088
Americas Car-Mart, Inc. (I)	200	5,156
Amerigon, Inc. (I)	400	6,108
AMERIGROUP Corp. (I)	1,000	64,250

120

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Ameriprise Financial, Inc.	2,600	$158,808
Ameris Bancorp (I)(L)	203	2,062
AMERISAFE, Inc. (I)	200	4,422
AmerisourceBergen Corp.	2,800	110,768
Ameristar Casinos, Inc.	1,000	17,750
Ameron International Corp.	100	6,979
AMETEK, Inc.	2,100	92,127
Amgen, Inc. (I)	8,528	455,822
Amicus Therapeutics, Inc. (I)	400	2,836
Amkor Technology, Inc. (I)	2,800	18,872
AMN Healthcare Services, Inc. (I)	400	3,464
Ampco-Pittsburgh Corp.	100	2,758
Amphenol Corp., Class A	1,592	86,589
AMR Corp. (I)(L)	4,700	30,362
AmSurg Corp. (I)	500	12,720
Amtrust Financial Services, Inc.	900	17,163
Anadarko Petroleum Corp.	4,900	401,408
Anadigics, Inc. (I)	1,200	5,376
Anadys Pharmaceuticals, Inc. (I)	1,300	1,508
Analog Devices, Inc.	2,720	107,114
Analogic Corp.	200	11,310
Anaren, Inc. (I)	300	6,030
Ancestry.com, Inc. (I)	600	21,270
AngioDynamics, Inc. (I)	200	3,024
Anika Therapeutics, Inc. (I)	500	4,480
Anixter International, Inc.	500	34,945
Ann, Inc. (I)	1,200	34,932
ANSYS, Inc. (I)	1,400	75,866
AOL, Inc. (I)	1,566	30,584
AON Corp.	2,600	137,696
APAC Customer Services, Inc. (I)	700	4,207
Apache Corp.	3,300	432,036
Apogee Enterprises, Inc.	400	5,276
Apollo Group, Inc., Class A (I)	800	33,368
Apple, Inc. (I)	6,900	2,404,305
Applied Industrial Technologies, Inc.	800	26,608
Applied Materials, Inc.	12,400	193,688
Applied Micro Circuits Corp. (I)	900	9,342
Approach Resources, Inc. (I)	400	13,440
AptarGroup, Inc.	1,244	62,362
Aqua America, Inc. (L)	2,084	47,703
Arbitron, Inc.	400	16,012
Arch Chemicals, Inc.	200	8,318
Arch Coal, Inc.	2,300	82,892
Archer-Daniels-Midland Company	5,512	198,487
Ardea Biosciences, Inc. (I)	300	8,607
Arena Pharmaceuticals, Inc. (I)	600	834
ARIAD Pharmaceuticals, Inc. (I)	2,200	16,544
Ariba, Inc. (I)	1,400	47,796
Arkansas Best Corp.	300	7,776
Armstrong World Industries, Inc.	1,100	50,897
Arqule, Inc. (I)	600	4,296
Arris Group, Inc. (I)	1,850	23,569
Arrow Electronics, Inc. (I)	1,700	71,196
Arrow Financial Corp.	212	5,245
ArthroCare Corp. (I)	300	10,002
Arthur J. Gallagher & Company	1,420	43,182
Aruba Networks, Inc. (I)	1,300	43,992
Ascena Retail Group, Inc. (I)	1,100	35,651
Ashland, Inc.	1,300	75,088
Asset Acceptance Capital Corp. (I)	200	1,074
Assisted Living Concepts, Inc. (I)	160	6,262
Associated-Banc Corp.	1,800	26,730
Assurant, Inc.	1,700	65,467
Astec Industries, Inc. (I)	400	14,916

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Astoria Financial Corp.	1,700	$24,429
AT&T, Inc.	54,550	1,669,192
athenahealth, Inc. (I)	500	22,565
Atheros Communications, Inc. (I)	900	40,185
Atlantic Tele-Network, Inc.	200	7,438
Atlas Air Worldwide Holdings, Inc. (I)	400	27,888
Atmel Corp. (I)	6,000	81,780
ATMI, Inc. (I)	400	7,552
Atmos Energy Corp.	1,300	44,330
ATP Oil & Gas Corp. (I)(L)	600	10,866
Atwood Oceanics, Inc. (I)	1,100	51,073
Audiovox Corp., Class A (I)	700	5,600
Autodesk, Inc. (I)	2,000	88,220
Automatic Data Processing, Inc.	3,465	177,789
AutoNation, Inc. (I)(L)	1,900	67,203
AutoZone, Inc. (I)	500	136,780
AVANIR Pharmaceuticals, Class A (I)	187	763
Avatar Holdings, Inc. (I)	100	1,979
Avery Dennison Corp.	1,200	50,352
Aviat Networks, Inc. (I)	1,300	6,721
Avid Technology, Inc. (I)	800	17,840
Avis Budget Group, Inc. (I)	2,200	39,402
Avista Corp.	700	16,191
Avnet, Inc. (I)	2,100	71,589
Avon Products, Inc.	2,800	75,712
AVX Corp.	2,300	34,293
AXT, Inc. (I)	800	5,736
AZZ, Inc.	300	13,680
B&G Foods, Inc.	700	13,139
Badger Meter, Inc.	300	12,363
Baker Hughes, Inc.	4,788	351,583
Balchem Corp.	450	16,884
Ball Corp.	2,000	71,700
Bally Technologies, Inc. (I)	700	26,495
BancFirst Corp.	200	8,536
Bancorp, Inc. (I)	700	6,461
BancorpSouth, Inc. (L)	1,300	20,085
Bank Mutual Corp.	1,200	5,076
Bank of America Corp.	106,291	1,416,859
Bank of Hawaii Corp.	800	38,256
Bank of the Ozarks, Inc.	200	8,742
BankFinancial Corp.	300	2,757
Barnes & Noble, Inc. (L)	1,000	9,190
Barnes Group, Inc.	1,100	22,968
Barrett Business Services, Inc.	312	5,011
Baxter International, Inc.	3,500	188,195
BB&T Corp.	6,800	186,660
BE Aerospace, Inc. (I)	1,320	46,900
Beacon Roofing Supply, Inc. (I)	1,000	20,470
Beazer Homes USA, Inc. (I)	900	4,113
Bebe Stores, Inc.	1,500	8,775
Beckman Coulter, Inc.	1,000	83,070
Becton, Dickinson & Company	1,700	135,354
Bed Bath & Beyond, Inc. (I)	1,800	86,886
Bel Fuse, Inc., Class B	300	6,603
Belden, Inc.	300	11,265
Belo Corp., Class A (I)	600	5,286
Bemis Company, Inc.	1,500	49,215
Benchmark Electronics, Inc. (I)	700	13,279
Beneficial Mutual Bancorp, Inc. (I)	1,600	13,792
Berkshire Hathaway, Inc., Class B (I)	4,069	340,290
Berkshire Hill Bancorp, Inc.	200	4,170
Berry Petroleum Company, Class A	900	45,405
Best Buy Company, Inc.	3,100	89,032
BGC Partners, Inc., Class A	1,200	11,148

121

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Big 5 Sporting Goods Corp.	400	$4,768
Big Lots, Inc. (I)	1,200	52,116
BigBand Networks, Inc. (I)	1,300	3,315
Biglari Holdings, Inc. (I)	25	10,589
Bill Barrett Corp. (I)	700	27,937
Bio-Rad Laboratories, Inc., Class A (I)	300	36,042
Bio-Reference Labs, Inc. (I)	400	8,976
Biodel, Inc. (I)(L)	1,100	2,310
Biogen Idec, Inc. (I)	2,500	183,475
BioMarin Pharmaceutical, Inc. (I)	1,300	32,669
BioMimetic Therapeutics, Inc. (I)	600	7,866
BioScrip, Inc. (I)	700	3,297
BJ’s Restaurants, Inc. (I)(L)	300	11,799
BJ’s Wholesale Club, Inc. (I)	700	34,174
Black Box Corp.	200	7,030
Black Hills Corp. (L)	500	16,720
Blackbaud, Inc.	700	19,068
Blackboard, Inc. (I)	400	14,496
BlackRock, Inc.	675	135,682
Blount International, Inc. (I)	500	7,990
Blue Coat Systems, Inc. (I)	400	11,264
Blue Nile, Inc. (I)(L)	300	16,197
BlueLinx Holdings, Inc. (I)	300	1,110
Blyth, Inc.	250	8,123
BMC Software, Inc. (I)	1,500	74,610
Bob Evans Farms, Inc.	500	16,300
BofI Holding, Inc. (I)	300	4,656
Boise, Inc.	1,250	11,450
BOK Financial Corp.	1,000	51,680
BorgWarner, Inc. (I)	1,600	127,504
Boston Beer Company, Inc. (I)	100	9,262
Boston Private Financial Holdings, Inc.	1,106	7,819
Boston Scientific Corp. (I)	18,516	133,130
Bottomline Technologies, Inc. (I)	300	7,542
Boyd Gaming Corp. (I)(L)	1,600	14,992
BPZ Resources, Inc. (I)(L)	1,200	6,372
Brady Corp., Class A	700	24,983
Bridgepoint Education, Inc. (I)(L)	500	8,550
Briggs & Stratton Corp.	1,100	24,915
Brigham Exploration Company (I)(L)	1,600	59,488
Brightpoint, Inc. (I)	1,000	10,840
Brinker International, Inc.	1,600	40,480
Bristol-Myers Squibb Company	12,675	335,000
Bristow Group, Inc. (I)	600	28,380
Broadcom Corp., Class A (I)	3,100	122,078
Broadridge Financial Solutions, Inc.	2,000	45,380
Broadwind Energy, Inc. (I)	900	1,179
Brocade Communications Systems, Inc. (I)	5,800	35,670
Bronco Drilling Company, Inc. (I)	700	7,910
Brookdale Senior Living, Inc. (I)	1,500	42,000
Brookfield Homes Corp. (I)	200	1,880
Brookline Bancorp, Inc.	900	9,477
Brooks Automation, Inc. (I)	1,100	15,103
Brown & Brown, Inc.	1,900	49,020
Brown Forman Corp., Class B	450	30,735
Brown Shoe Company, Inc.	800	9,776
Bruker Corp. (I)	2,100	43,785
Brunswick Corp.	1,100	27,973
Bryn Mawr Bank Corp.	150	3,086
Buckeye Technologies, Inc.	300	8,169
Bucyrus International, Inc.	1,200	109,740
Buffalo Wild Wings, Inc. (I)	300	16,329
Build-A-Bear Workshop, Inc. (I)	600	3,630
Builders FirstSource, Inc. (I)	300	852
Bunge, Ltd.	2,100	151,893

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
C.H. Robinson Worldwide, Inc.	1,400	$103,782
C.R. Bard, Inc.	1,000	99,310
CA, Inc.	3,700	89,466
Cabela’s, Inc. (I)	1,200	30,012
Cablevision Systems Corp., Class A	2,100	72,681
Cabot Corp.	900	41,661
Cabot Microelectronics Corp. (I)	500	26,125
Cabot Oil & Gas Corp.	1,500	79,455
CACI International, Inc., Class A (I)	500	30,660
Cadence Design Systems, Inc. (I)	3,800	37,050
Cadence Pharmaceuticals, Inc. (I)(L)	800	7,368
Cadiz, Inc. (I)	400	4,876
CAI International, Inc. (I)	600	15,516
Cal Dive International, Inc. (I)	2,200	15,356
Cal-Maine Foods, Inc. (L)	400	11,800
Calamos Asset Management, Inc.	400	6,636
Calavo Growers, Inc.	300	6,555
Calgon Carbon Corp. (I)(L)	900	14,292
California Pizza Kitchen, Inc. (I)	400	6,752
California Water Service Group	200	7,434
Callaway Golf Company	1,000	6,820
Callon Petroleum Company (I)	700	5,439
Calpine Corp. (I)	6,200	98,394
Cambium Learning Group, Inc. (I)	4,211	14,317
Camden National Corp.	200	6,848
Cameron International Corp. (I)	3,300	188,430
Campbell Soup Company	2,144	70,988
Cantel Medical Corp.	200	5,150
Capella Education Company (I)	300	14,937
Capital City Bank Group, Inc.	200	2,536
Capital One Financial Corp.	5,103	265,152
Capital Senior Living Corp. (I)	800	8,496
Capital Southwest Corp.	100	9,153
CapitalSource, Inc.	3,600	25,344
Capitol Bancorp, Ltd. (I)(L)	900	185
Capitol Federal Financial, Inc.	2,037	22,957
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,200	6,240
CARBO Ceramics, Inc.	300	42,336
Cardinal Financial Corp.	600	6,996
Cardinal Health, Inc.	3,765	154,854
Cardtronics, Inc. (I)	700	14,245
Career Education Corp. (I)	1,300	29,536
CareFusion Corp. (I)	3,082	86,912
Carlisle Companies, Inc.	800	35,640
CarMax, Inc. (I)	2,800	89,880
Carnival Corp.	6,000	230,160
Carpenter Technology Corp.	800	34,168
Carrizo Oil & Gas, Inc. (I)	400	14,772
Carter’s, Inc. (I)	800	22,904
Cascade Corp.	100	4,458
Casella Waste Systems, Inc., Class A (I)	200	1,434
Casey’s General Stores, Inc.	600	23,400
Cash America International, Inc.	500	23,025
Cass Information Systems, Inc.	100	3,929
Casual Male Retail Group, Inc. (I)	800	3,928
Catalyst Health Solutions, Inc. (I)	600	33,558
Caterpillar, Inc.	4,900	545,615
Cathay General Bancorp	1,300	22,165
Cavco Industries, Inc. (I)	100	4,516
Cavium Networks, Inc. (I)	600	26,958
CB Richard Ellis Group, Inc., Class A (I)	3,000	80,100
Cbeyond, Inc. (I)	400	4,668
CBIZ, Inc. (I)	900	6,489
CBS Corp.	600	15,072
CBS Corp., Class B	6,900	172,776

122

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
CDI Corp.	200	$2,958
CEC Entertainment, Inc.	300	11,319
Celadon Group, Inc. (I)	300	4,872
Celanese Corp., Series A	1,300	57,681
Celera Corp. (I)	1,500	12,165
Celgene Corp. (I)	3,157	181,622
Centene Corp. (I)	812	26,780
Center Financial Corp. (I)	800	5,872
CenterPoint Energy, Inc.	3,500	61,460
Centerstate Banks, Inc.	300	2,100
Central European Distribution Corp. (I)	1,000	11,350
Central Garden & Pet Company (I)	400	3,524
Central Garden & Pet Company, Class A (I)	1,000	9,210
Central Vermont Public Service Corp.	100	2,329
Century Aluminum Company (I)	1,600	29,888
CenturyLink, Inc. (L)	3,111	129,262
Cenveo, Inc. (I)	1,600	10,448
Cephalon, Inc. (I)(L)	1,000	75,780
Cepheid, Inc. (I)(L)	451	12,637
Ceradyne, Inc. (I)	400	18,032
Cerner Corp. (I)(L)	900	100,080
CEVA, Inc. (I)	500	13,365
CF Industries Holdings, Inc.	1,038	141,988
CH Energy Group, Inc.	200	10,108
Charles River
Laboratories International, Inc. (I)	900	34,542
Charming Shoppes, Inc. (I)	2,600	11,076
Chart Industries, Inc. (I)	600	33,024
Checkpoint Systems, Inc. (I)	600	13,488
Chemed Corp.	300	19,983
Chemical Financial Corp.	400	7,972
Cheniere Energy, Inc. (I)(L)	700	6,517
Chesapeake Energy Corp.	7,400	248,048
Chesapeake Utilities Corp.	100	4,162
Chevron Corp.	18,589	1,997,016
Chico’s FAS, Inc.	2,300	34,270
Chipotle Mexican Grill, Inc. (I)	300	81,711
Chiquita Brands International, Inc. (I)	500	7,670
Choice Hotels International, Inc.	900	34,965
Christopher & Banks Corp.	700	4,536
Chubb Corp.	3,300	202,323
Church & Dwight Company, Inc.	1,100	87,274
Churchill Downs, Inc.	200	8,300
CIBER, Inc. (I)	1,400	9,380
Ciena Corp. (I)(L)	1,400	36,344
CIGNA Corp.	4,000	177,120
Cimarex Energy Company	1,400	161,336
Cincinnati Bell, Inc. (I)	2,600	6,968
Cincinnati Financial Corp.	2,300	75,440
Cinemark Holdings, Inc.	2,200	42,570
Cintas Corp.	2,200	66,594
CIRCOR International, Inc.	400	18,808
Cirrus Logic, Inc. (I)	700	14,721
Cisco Systems, Inc.	38,350	657,703
CIT Group, Inc. (I)	2,700	114,885
Citi Trends, Inc. (I)	300	6,687
Citigroup, Inc. (I)	217,010	959,184
Citizens, Inc., Class A (I)	300	2,190
Citrix Systems, Inc. (I)	1,900	139,574
City Holding Company (L)	400	14,144
City National Corp.	700	39,935
CKX, Inc. (I)	1,300	5,486
CLARCOR, Inc.	765	34,371
Clayton Williams Energy, Inc. (I)	300	31,710
Clean Harbors, Inc. (I)	400	39,464

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	$7,275
Clearwater Paper Corp. (I)	200	16,280
Cleco Corp.	800	27,432
Cliffs Natural Resources, Inc.	1,900	186,732
Clifton Savings Bancorp, Inc.	500	5,935
Clinical Data, Inc. (I)	300	9,090
Clorox Company	1,200	84,084
CME Group, Inc.	900	271,395
CMS Energy Corp.	1,900	37,316
CNA Financial Corp.	3,400	100,470
CNA Surety Corp. (I)	700	17,682
CNO Financial Group, Inc. (I)	4,000	30,040
Coach, Inc.	2,100	109,284
CoBiz Financial, Inc.	700	4,865
Coca-Cola Bottling Company Consolidated	200	13,368
Coca-Cola Enterprises, Inc.	4,200	114,660
Codexis, Inc. (I)	56	664
Coeur d’Alene Mines Corp. (I)	1,500	52,170
Cogent Communications Group, Inc. (I)	700	9,989
Cognex Corp.	700	19,775
Cognizant Technology
Solutions Corp., Class A (I)	2,100	170,940
Cohen & Steers, Inc.	609	18,075
Coherent, Inc. (I)	400	23,244
Cohu, Inc.	300	4,608
Coinstar, Inc. (I)	500	22,960
Coldwater Creek, Inc. (I)	1,100	2,904
Colfax Corp. (I)	500	11,475
Colgate-Palmolive Company	3,428	276,845
Collective Brands, Inc. (I)	1,300	28,054
Columbia Banking System, Inc.	500	9,585
Columbia Sportswear Company	600	35,652
Columbus McKinnon Corp. (I)	500	9,230
Comcast Corp., Class A	23,054	569,895
Comcast Corp., Special Class A	8,384	194,676
Comerica, Inc.	2,500	91,800
Comfort Systems USA, Inc.	400	5,628
Commerce Bancshares, Inc.	1,202	48,609
Commercial Metals Company	1,700	29,359
Community Bank Systems, Inc.	600	14,562
Community Health Systems, Inc. (I)	1,500	59,985
Community Trust Bancorp, Inc.	300	8,301
CommVault Systems, Inc. (I)	600	23,928
Compass Minerals International, Inc.	600	56,118
Complete Production Services, Inc. (I)	1,700	54,077
CompuCredit Holdings Corp. (I)	927	6,090
Computer Programs & Systems, Inc.	200	12,856
Computer Sciences Corp.	2,100	102,333
Compuware Corp. (I)	3,636	41,996
comScore, Inc. (I)	500	14,755
Comstock Resources, Inc. (I)	600	18,564
Comtech Telecommunications Corp.	200	5,436
Comverge, Inc. (I)	500	2,330
Con-way, Inc.	600	23,574
ConAgra Foods, Inc.	6,400	152,000
Conceptus, Inc. (I)	500	7,225
Concho Resources, Inc. (I)	1,600	171,680
Concur Technologies, Inc. (I)	700	38,815
Conexant Systems, Inc. (I)	1,500	3,570
CONMED Corp. (I)	600	15,768
Conn’s, Inc. (I)(L)	988	4,426
Connecticut Water Service, Inc. (L)	200	5,270
ConocoPhillips	16,049	1,281,673
CONSOL Energy, Inc.	3,200	171,616

123

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Consolidated Communications Holdings, Inc.	400	$7,492
Consolidated Edison, Inc.	2,100	106,512
Consolidated Graphics, Inc. (I)	200	10,926
Consolidated-Tomoka Land Company	200	6,480
Constant Contact, Inc. (I)	200	6,980
Constellation Brands, Inc., Class A (I)	2,801	56,804
Constellation Energy Group, Inc.	1,700	52,921
Contango Oil & Gas Company (I)	300	18,972
Contango ORE, Inc. (I)	30	555
Continental Resources, Inc. (I)	900	64,323
Continucare Corp. (I)	1,600	8,560
Convergys Corp. (I)	2,400	34,464
Cooper Industries PLC	2,100	136,290
Cooper Tire & Rubber Company	800	20,600
Copart, Inc. (I)	1,100	47,663
Core-Mark Holding Company, Inc. (I)	100	3,305
CoreLogic, Inc. (I)	1,400	25,900
Corinthian Colleges, Inc. (I)	1,100	4,862
Corn Products International, Inc.	1,100	57,002
Corning, Inc.	14,200	292,946
Corrections Corp. of America (I)	1,700	41,480
Corvel Corp. (I)	200	10,636
CoStar Group, Inc. (I)	300	18,804
Costco Wholesale Corp.	3,600	263,952
Courier Corp.	200	2,792
Covance, Inc. (I)	900	49,248
Covanta Holding Corp.	984	16,807
Coventry Health Care, Inc. (I)	2,100	66,969
Cowen Group, Inc., Class A (I)	1,000	4,010
CPI Corp.	300	6,753
CRA International, Inc. (I)	300	8,649
Cracker Barrel Old Country Store, Inc.	300	14,742
Crane Company	800	38,744
Cray, Inc. (I)	400	2,580
Credit Acceptance Corp. (I)	500	35,480
Cree, Inc. (I)(L)	1,100	50,776
CROCS, Inc. (I)	900	16,056
Cross Country Healthcare, Inc. (I)	500	3,915
Crosstex Energy, Inc.	1,000	9,950
Crown Castle International Corp. (I)	1,900	80,845
Crown Holdings, Inc. (I)	1,300	50,154
CryoLife, Inc. (I)	300	1,830
CSG Systems International, Inc. (I)	400	7,976
CSX Corp.	3,891	305,833
CTS Corp.	400	4,320
Cubic Corp.	300	17,250
Cubist Pharmaceuticals, Inc. (I)	900	22,716
Cullen/Frost Bankers, Inc.	900	53,118
Cummins, Inc.	1,408	154,345
Curtiss-Wright Corp.	600	21,084
Cutera, Inc. (I)	300	2,571
CVB Financial Corp.	900	8,379
CVR Energy, Inc. (I)	2,000	46,320
CVS Caremark Corp.	15,149	519,914
Cyberonics, Inc. (I)	200	6,362
Cymer, Inc. (I)	400	22,632
Cypress Semiconductor Corp. (I)	2,100	40,698
Cytec Industries, Inc.	800	43,496
Cytokinetics, Inc. (I)	1,200	1,788
D.R. Horton, Inc.	4,100	47,765
Daktronics, Inc.	800	8,600
Dana Holding Corp. (I)	1,463	25,442
Danaher Corp.	5,400	280,260
Danvers Bancorp, Inc.	500	10,710
Darden Restaurants, Inc.	1,600	78,608

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Darling International, Inc. (I)	1,200	$18,444
DaVita, Inc. (I)	1,400	119,714
Dawson Geophysical Company (I)	200	8,776
DealerTrack Holdings, Inc. (I)	400	9,184
Dean Foods Company (I)	2,300	23,000
Deckers Outdoor Corp. (I)	600	51,690
Deere & Company	2,900	280,981
Delek US Holdings, Inc.	1,200	16,272
Dell, Inc. (I)	12,900	187,179
Delphi Financial Group, Inc., Class A	1,000	30,710
Delta Air Lines, Inc. (I)	10,200	99,960
Deltek, Inc. (I)	800	6,080
Deltic Timber Corp.	100	6,684
Deluxe Corp.	800	21,232
DemandTec, Inc. (I)	400	5,264
Denbury Resources, Inc. (I)	5,623	137,201
Dendreon Corp. (I)	1,100	41,173
DENTSPLY International, Inc.	2,100	77,679
DepoMed, Inc. (I)	1,200	12,048
Destination Maternity Corp.	800	18,456
Devon Energy Corp.	3,900	357,903
DeVry, Inc.	800	44,056
DexCom, Inc. (I)	600	9,312
DG Fastchannel, Inc. (I)	400	12,888
Diamond Foods, Inc.	300	16,740
Diamond Offshore Drilling, Inc. (L)	1,600	124,320
Dice Holdings, Inc. (I)	1,000	15,110
Dick’s Sporting Goods, Inc. (I)	1,200	47,976
Diebold, Inc.	1,000	35,460
Digi International, Inc. (I)	500	5,280
Digimarc Corp. (I)	200	5,780
Digital River, Inc. (I)	600	22,458
DigitalGlobe, Inc. (I)	500	14,015
Dillard’s, Inc., Class A	1,600	64,192
Dime Community Bancshares	400	5,904
DineEquity, Inc. (I)	300	16,494
Diodes, Inc. (I)	700	23,842
Dionex Corp. (I)	300	35,415
DIRECTV, Class A (I)	7,920	370,656
Discover Financial Services	7,200	173,664
Discovery Communications, Inc., Series A (I)	1,700	67,830
Discovery Communications, Inc., Series C (I)	1,800	63,378
DISH Network Corp. (I)	1,800	43,848
Dolby Laboratories, Inc., Class A (I)	500	24,605
Dole Food Company, Inc. (I)(L)	1,500	20,445
Dollar Financial Corp. (I)	600	12,450
Dollar Thrifty Automotive Group, Inc. (I)	600	40,038
Dollar Tree, Inc. (I)	1,500	83,280
Dominion Resources, Inc.	4,400	196,680
Domino’s Pizza, Inc. (I)	900	16,587
Donaldson Company, Inc.	800	49,032
Donegal Group, Inc.	304	4,064
Dorman Products, Inc. (I)	300	12,627
Dover Corp.	2,600	170,924
DPL, Inc.	1,800	49,338
Dr. Pepper Snapple Group, Inc.	3,700	137,492
DreamWorks Animation SKG, Inc. (I)	1,000	27,930
Dresser-Rand Group, Inc. (I)	1,400	75,068
Drew Industries, Inc.	500	11,165
Dril-Quip, Inc. (I)	700	55,321
drugstore.com, Inc. (I)	1,500	5,775
DSP Group, Inc. (I)	300	2,310
DST Systems, Inc.	600	31,692
DSW, Inc., Class A (I)(L)	200	7,992
DTE Energy Company	2,100	102,816

124

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
DTS, Inc. (I)	300	$13,989
Ducommun, Inc.	100	2,390
Duff & Phelps Corp.	200	3,196
Duke Energy Corp.	9,500	172,425
Dun & Bradstreet Corp.	600	48,144
Durect Corp. (I)	600	2,160
DXP Enterprises, Inc. (I)	200	4,616
Dyax Corp. (I)	600	966
Dycom Industries, Inc. (I)	500	8,670
Dynamic Materials Corp.	100	2,795
Dynegy, Inc. (I)	280	1,593
E*TRADE Financial Corp. (I)	2,050	32,042
E.I. du Pont de Nemours & Company	6,100	335,317
Eagle Bulk Shipping, Inc. (I)	900	3,348
Eagle Materials, Inc.	700	21,182
Earthlink, Inc.	2,300	18,009
East West Bancorp, Inc.	1,900	41,724
Eastman Chemical Company	900	89,388
Eastman Kodak Company (I)(L)	3,608	11,654
Eaton Corp.	3,200	177,408
Eaton Vance Corp. (L)	1,600	51,584
eBay, Inc. (I)	10,900	338,336
Ebix, Inc. (I)	600	14,190
Echelon Corp. (I)	700	7,091
EchoStar Corp., Class A (I)	500	18,925
Ecolab, Inc.	1,644	83,877
Edison International	2,200	80,498
Edwards Lifesciences Corp. (I)	1,000	87,000
eHealth, Inc. (I)	200	2,660
Einstein Noah Restaurant Group, Inc.	400	6,512
El Paso Corp.	5,900	106,200
El Paso Electric Company (I)	500	15,200
Electro Rent Corp.	500	8,590
Electro Scientific Industries, Inc. (I)	400	6,944
Electronic Arts, Inc. (I)	4,600	89,838
Electronics for Imaging, Inc. (I)	1,100	16,181
Eli Lilly & Company	7,300	256,741
Elizabeth Arden, Inc. (I)	600	18,006
EMC Corp. (I)	18,095	480,422
EMC Insurance Group, Inc.	260	6,456
EMCOR Group, Inc. (I)	1,000	30,970
Emdeon, Inc., Class A (I)	1,300	20,943
Emergency Medical
Services Corp., Class A (I)	400	25,436
Emergent Biosolutions, Inc. (I)	500	12,080
Emeritus Corp. (I)	200	5,092
Emerson Electric Company	5,475	319,904
Employers Holdings, Inc.	600	12,396
EMS Technologies, Inc. (I)	200	3,931
Emulex Corp. (I)	1,300	13,871
Encore Bancshares, Inc. (I)	200	2,428
Encore Capital Group, Inc. (I)	600	14,214
Encore Wire Corp.	500	12,170
Endo Pharmaceuticals Holdings, Inc. (I)	1,700	64,872
Ener1, Inc. (I)(L)	1,500	4,440
Energen Corp.	1,100	69,432
Energizer Holdings, Inc. (I)	1,100	78,276
Energy Conversion Devices, Inc. (I)(L)	500	1,130
Energy Partners, Ltd. (I)	600	10,800
Energy Recovery, Inc. (I)	600	1,908
EnergySolutions, Inc.	1,900	11,324
EnerSys (I)	900	35,775
Ennis, Inc.	200	3,406
EnPro Industries, Inc. (I)	300	10,896
Entegris, Inc. (I)	1,700	14,909

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Entercom Communications Corp., Class A (I)	700	$7,714
Entergy Corp.	1,400	94,094
Enterprise Financial Services Corp.	100	1,407
Enzo Biochem, Inc. (I)	1,300	5,447
Enzon Pharmaceuticals, Inc. (I)	700	7,630
EOG Resources, Inc.	2,400	284,424
Epicor Software Corp. (I)	800	8,856
EPIQ Systems, Inc.	400	5,744
ePlus, Inc. (I)	300	7,983
Epoch Holding Corp.	11	174
EQT Corp.	1,200	59,880
Equifax, Inc.	1,800	69,930
Equinix, Inc. (I)	754	68,689
eResearch Technology, Inc. (I)	800	5,416
Erie Indemnity Company	800	56,888
ESCO Technologies, Inc.	400	15,260
ESSA Bancorp, Inc.	200	2,640
Esterline Technologies Corp. (I)	400	28,288
Ethan Allen Interiors, Inc.	400	8,760
Euronet Worldwide, Inc. (I)	830	16,044
Evercore Partners, Inc., Class A	300	10,287
EW Scripps Company (I)	800	7,920
Exactech, Inc. (I)	100	1,755
Exar Corp. (I)	600	3,612
EXCO Resources, Inc.	1,900	39,254
Exelixis, Inc. (I)	1,500	16,950
Exelon Corp.	4,828	199,107
Exide Technologies (I)	1,700	19,006
ExlService Holdings, Inc. (I)	500	10,575
Expeditors International of Washington, Inc.	1,800	90,252
Exponent, Inc. (I)	300	13,383
Express Scripts, Inc. (I)	3,800	211,318
Exterran Holdings, Inc. (I)	1,200	28,476
Extreme Networks, Inc. (I)	1,700	5,950
Exxon Mobil Corp.	35,899	3,020,183
EZCORP, Inc., Class A (I)	500	15,695
F5 Networks, Inc. (I)	600	61,542
FactSet Research Systems, Inc.	300	31,419
Fair Isaac Corp.	700	22,127
Fairchild Semiconductor International, Inc. (I)	2,200	40,040
FalconStor Software, Inc. (I)	800	3,640
Family Dollar Stores, Inc.	1,400	71,848
Farmer Brothers Company	400	4,848
FARO Technologies, Inc. (I)	400	16,000
Fastenal Company (L)	1,200	77,796
FBL Financial Group, Inc., Class A	500	15,360
Federal Agricultural Mortgage Corp., Class C	300	5,733
Federal Mogul Corp. (I)	1,500	37,350
Federal Signal Corp.	1,100	7,161
Federated Investors, Inc., Class B	1,400	37,450
FedEx Corp.	2,700	252,585
FEI Company (I)	500	16,860
Ferro Corp. (I)	1,100	18,249
FiberTower Corp. (I)	900	1,809
Fidelity National Financial, Inc., Class A	4,200	59,346
Fidelity National Information Services, Inc.	4,100	134,029
Fifth Third Bancorp	11,000	152,680
Financial Institutions, Inc.	100	1,750
Finisar Corp. (I)	1,100	27,060
First Acceptance Corp. (I)	800	1,536
First American Financial Corp.	1,400	23,100
First Bancorp/Troy NC	300	3,978
First Busey Corp.	1,300	6,604
First Cash Financial Services, Inc. (I)	400	15,440
First Commonwealth Financial Corp.	1,500	10,275

125

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
First Community Bancshares, Inc.	300	$4,254
First Financial Bancorp	1,000	16,690
First Financial Bankshares, Inc. (L)	300	15,411
First Financial Corp./Indiana	200	6,648
First Financial Holdings, Inc.	100	1,131
First Financial Northwest, Inc. (I)	500	2,850
First Horizon National Corp.	3,254	36,477
First Merchants Corp.	300	2,481
First Midwest Bancorp, Inc.	800	9,432
First Niagara Financial Group, Inc.	2,094	28,437
First Security Group, Inc. (I)	300	279
First Solar, Inc. (I)(L)	500	80,420
FirstEnergy Corp.	2,837	105,224
FirstMerit Corp.	1,318	22,485
Fiserv, Inc. (I)	2,300	144,256
Fisher Communications, Inc. (I)	100	3,108
Flanders Corp. (I)	1,100	3,575
FLIR Systems, Inc.	1,300	44,993
Flowers Foods, Inc.	1,100	29,953
Flowserve Corp.	500	64,400
Fluor Corp.	2,500	184,150
Flushing Financial Corp.	800	11,920
FMC Corp.	800	67,944
FMC Technologies, Inc. (I)	1,100	103,928
FNB Corp.	1,800	18,972
Foot Locker, Inc.	2,300	45,356
Ford Motor Company (I)	24,900	371,259
Forest City Enterprises, Inc., Class A (I)	2,100	39,543
Forest Laboratories, Inc. (I)	4,100	132,430
Forest Oil Corp. (I)	1,500	56,745
Forestar Group, Inc. (I)	400	7,608
FormFactor, Inc. (I)	945	9,734
Forrester Research, Inc.	300	11,487
Fortinet, Inc. (I)	1,000	44,000
Fortune Brands, Inc.	2,100	129,969
Forward Air Corp.	500	15,315
Fossil, Inc. (I)	1,000	93,650
Foster Wheeler AG (I)	200	7,524
Franklin Electric Company, Inc.	300	13,860
Franklin Resources, Inc.	1,600	200,128
Fred’s, Inc., Class A	900	11,988
Freeport-McMoRan Copper & Gold, Inc.	7,000	388,850
FreightCar America, Inc. (I)	100	3,251
Frontier Communications Corp.	9,012	74,079
Frontier Oil Corp.	1,500	43,980
FTI Consulting, Inc. (I)(L)	700	26,831
Fuel Systems Solutions, Inc. (I)	300	9,054
Fuel Tech, Inc. (I)	500	4,450
Fuelcell Energy, Inc. (I)	600	1,284
Fulton Financial Corp.	2,800	31,108
Furiex Pharmaceuticals, Inc. (I)	125	2,110
Furmanite Corp. (I)	344	2,752
Furniture Brands International, Inc. (I)	300	1,365
FX Energy, Inc. (I)	1,300	10,868
G&K Services, Inc., Class A	200	6,650
G-III Apparel Group, Ltd. (I)	200	7,516
GAMCO Investors, Inc., Class A	100	4,636
GameStop Corp., Class A (I)(L)	2,300	51,796
Gannett Company, Inc.	2,600	39,598
Gardner Denver, Inc.	1,100	85,833
Gartner, Inc. (I)	1,400	58,338
GATX Corp.	900	34,794
Gaylord Entertainment Company (I)	900	31,212
Gen-Probe, Inc. (I)	700	46,445
GenCorp, Inc. (I)	500	2,990

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
General Cable Corp. (I)	900	$38,970
General Communication, Inc., Class A (I)	1,000	10,940
General Dynamics Corp.	3,228	247,136
General Electric Company	84,813	1,700,501
General Maritime Corp.	1,300	2,665
General Mills, Inc.	4,400	160,820
General Moly, Inc. (I)(L)	1,500	8,070
Genesco, Inc. (I)	400	16,080
Genesee & Wyoming, Inc., Class A (I)	700	40,740
Genomic Health, Inc. (I)	500	12,300
GenOn Energy, Inc. (I)	12,057	45,937
Gentex Corp.	1,900	57,475
Gentiva Health Services, Inc. (I)	400	11,212
Genuine Parts Company	2,200	118,008
Genworth Financial, Inc., Class A (I)	6,700	90,182
Genzyme Corp. (I)	2,354	179,257
GeoEye, Inc. (I)	400	16,632
Georesources, Inc. (I)	300	9,381
Georgia Gulf Corp. (I)	300	11,100
Gerber Scientific, Inc. (I)	200	1,872
German American Bancorp, Inc.	200	3,438
Geron Corp. (I)	2,000	10,100
GFI Group, Inc.	2,600	13,052
Gibraltar Industries, Inc. (I)	200	2,386
Gilead Sciences, Inc. (I)	5,900	250,396
Glacier Bancorp, Inc.	1,200	18,060
Gleacher & Company, Inc. (I)	1,300	2,262
Global Cash Access Holdings, Inc. (I)	1,000	3,270
Global Industries, Ltd. (I)	2,600	25,454
Global Payments, Inc.	1,100	53,812
Globe Specialty Metals, Inc.	1,000	22,760
Globecomm Systems, Inc. (I)	400	4,932
GMX Resources, Inc. (I)(L)	100	617
Golden Star Resources, Ltd. (I)	1,500	4,425
Goodrich Corp.	1,200	102,636
Goodrich Petroleum Corp. (I)	600	13,332
Google, Inc., Class A (I)	1,800	1,055,178
GP Strategies Corp. (I)	499	6,786
Graco, Inc.	800	36,392
GrafTech International, Ltd. (I)	1,700	35,071
Graham Corp.	300	7,182
Gran Tierra Energy, Inc. (I)	50	400
Grand Canyon Education, Inc. (I)	600	8,700
Granite Construction, Inc. (L)	500	14,050
Graphic Packaging Holding Company (I)	5,900	31,978
Gray Television, Inc. (I)	1,400	2,898
Great Lakes Dredge & Dock Corp.	800	6,104
Great Plains Energy, Inc.	2,000	40,040
Great Southern Bancorp, Inc.	200	4,290
Greatbatch, Inc. (I)	300	7,938
Green Mountain Coffee Roasters, Inc. (I)(L)	1,950	125,990
Green Plains Renewable Energy, Inc. (I)(L)	400	4,808
Greenbrier Companies, Inc. (I)	300	8,514
Greene County Bancshares, Inc. (I)(L)	200	558
Greenhill & Company, Inc. (L)	500	32,895
Greif, Inc., Class A	300	19,623
Griffon Corp. (I)	653	8,574
Group 1 Automotive, Inc.	500	21,400
GSI Commerce, Inc. (I)	700	20,489
GSI Technology, Inc. (I)	800	7,272
GT Solar International, Inc. (I)	1,900	20,254
GTx, Inc. (I)	600	1,542
Guess?, Inc.	700	27,545
Gulf Islands Fabrication, Inc.	100	3,217
Gulfmark Offshore, Inc., Class A (I)	400	17,804

126

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Gulfport Energy Corp. (I)	900	$32,535
H&E Equipment Services, Inc. (I)	700	13,657
H&R Block, Inc. (L)	2,100	35,154
H.B. Fuller Company	600	12,888
H.J. Heinz Company	2,100	102,522
Haemonetics Corp. (I)	400	26,216
Halliburton Company	5,800	289,072
Hallmark Financial Services, Inc. (I)	500	4,190
Halozyme Therapeutics, Inc. (I)	1,500	10,065
Hancock Holding Company	500	16,420
Hanesbrands, Inc. (I)	1,200	32,448
Hanger Orthopedic Group, Inc. (I)	700	18,221
Hansen Natural Corp. (I)	700	42,161
Harley-Davidson, Inc.	2,800	118,972
Harleysville Group, Inc.	600	19,878
Harman International Industries, Inc.	1,100	51,502
Harmonic, Inc. (I)	1,700	15,946
Harris & Harris Group, Inc. (I)	600	3,228
Harris Corp.	1,900	94,240
Harsco Corp.	1,100	38,819
Harte-Hanks, Inc.	1,400	16,660
Hartford Financial Services Group, Inc.	5,900	158,887
Harvest Natural Resources, Inc. (I)	500	7,620
Hasbro, Inc.	1,400	65,576
Haverty Furniture Companies, Inc.	300	3,978
Hawaiian Electric Industries, Inc. (L)	1,300	32,240
Hawaiian Holdings, Inc. (I)	1,000	6,010
Hawkins, Inc.	200	8,216
Haynes International, Inc.	100	5,545
HCC Insurance Holdings, Inc.	1,600	50,096
Headwaters, Inc. (I)	1,000	5,900
Health Management
Associates, Inc., Class A (I)	4,100	44,690
Health Net, Inc. (I)	2,300	75,210
Healthcare Services Group, Inc.	900	15,822
Healthsouth Corp. (I)	1,700	42,466
Healthspring, Inc. (I)	1,000	37,370
Healthways, Inc. (I)	600	9,222
Heartland Express, Inc.	1,100	19,316
Heartland Financial USA, Inc.	400	6,800
Heartland Payment Systems, Inc.	500	8,765
Hecla Mining Company (I)	3,200	29,056
HEICO Corp. (L)	125	7,815
HEICO Corp., Class A	375	16,868
Heidrick & Struggles International, Inc.	300	8,349
Helix Energy Solutions Group, Inc. (I)	1,500	25,800
Helmerich & Payne, Inc.	1,900	130,511
Henry Schein, Inc. (I)	1,400	98,238
Hercules Offshore, Inc. (I)	900	5,949
Herman Miller, Inc.	900	24,741
Hertz Global Holdings, Inc. (I)	6,800	106,284
Hess Corp.	3,364	286,646
Hewlett-Packard Company	20,300	831,691
Hexcel Corp. (I)	1,400	27,566
HFF, Inc. (I)	500	7,520
hhgregg, Inc. (I)	500	6,695
Hi-Tech Pharmacal Company, Inc. (I)	200	4,026
Hibbett Sports, Inc. (I)	400	14,324
Hill International, Inc. (I)	800	4,232
Hill-Rom Holdings, Inc.	900	34,182
Hillenbrand, Inc.	900	19,350
Hilltop Holdings, Inc. (I)	1,200	12,048
Hittite Microwave Corp. (I)	500	31,885
HMS Holdings Corp. (I)	400	32,740
HNI Corp.	600	18,936

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Hoku Corp. (I)	1,300	$2,600
Holly Corp.	800	48,608
Hologic, Inc. (I)	3,800	84,360
Home Bancshares, Inc.	228	5,187
Home Depot, Inc.	13,104	485,634
Home Federal Bancorp, Inc.	200	2,356
Honeywell International, Inc.	5,398	322,315
Hooker Furniture Corp.	200	2,392
Horace Mann Educators Corp.	800	13,440
Horizon Lines, Inc.	900	765
Hormel Foods Corp.	3,400	94,656
Hornbeck Offshore Services, Inc. (I)	600	18,510
Horsehead Holding Corp. (I)	700	11,935
Hospira, Inc. (I)	1,700	93,840
Hot Topic, Inc.	1,000	5,700
Houston American Energy Corp.	500	7,705
Houston Wire & Cable Company	400	5,848
Hovnanian Enterprises, Inc., Class A (I)(L)	1,200	4,236
HSN, Inc. (I)	1,020	32,671
HUB Group, Inc., Class A (I)	300	10,857
Hubbell, Inc., Class B	800	56,824
Hudson City Bancorp, Inc.	6,600	63,888
Hudson Highland Group, Inc. (I)	200	1,300
Hudson Valley Holding Corp.	220	4,840
Hughes Communications, Inc. (I)	400	23,868
Human Genome Sciences, Inc. (I)	1,500	41,175
Humana, Inc. (I)	2,900	202,826
Huntington Bancshares, Inc.	11,700	77,688
Huntington Ingalls Industries, Inc. (I)	467	19,367
Huntsman Corp.	1,400	24,332
Huron Consulting Group, Inc. (I)	600	16,614
Hutchinson Technology, Inc. (I)	200	564
Hyatt Hotels Corp., Class A (I)	500	21,520
Hypercom Corp. (I)	400	4,812
IAC/InterActiveCorp (I)	1,600	49,424
IBERIABANK Corp.	400	24,052
ICF International, Inc. (I)	200	4,108
Iconix Brand Group, Inc. (I)	1,200	25,776
ICU Medical, Inc. (I)	200	8,756
IDACORP, Inc.	700	26,670
Idenix Pharmaceuticals, Inc. (I)	400	1,328
IDEX Corp.	1,100	48,015
IDEXX Laboratories, Inc. (I)	500	38,610
IDT Corp., Class B	500	13,475
iGate Corp.	650	12,201
IHS, Inc., Class A (I)	700	62,125
II-VI, Inc. (I)	400	19,900
Illinois Tool Works, Inc.	4,100	220,252
Illumina, Inc. (I)(L)	1,100	77,077
Imation Corp. (I)	600	6,684
Immersion Corp. (I)	300	2,292
Immucor, Inc. (I)	800	15,824
Immunogen, Inc. (I)	500	4,535
Immunomedics, Inc. (I)	900	3,438
Impax Laboratories, Inc. (I)	700	17,815
Imperial Sugar Company	300	4,002
Incyte Corp. (I)	977	15,485
Independence Holding Company	200	1,596
Independent Bank Corp. - MA (L)	500	13,505
Infinera Corp. (I)	900	7,551
Informatica Corp. (I)	1,200	62,676
InfoSpace, Inc. (I)	300	2,598
Ingles Markets, Inc.	100	1,981
Ingram Micro, Inc., Class A (I)	2,500	52,575
Innerworkings, Inc. (I)	1,000	7,380

127

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Innophos Holdings, Inc.	300	$13,833
Inovio Biomedical Corp. (I)	300	330
Insight Enterprises, Inc. (I)	1,000	17,030
Insituform Technologies, Inc., Class A (I)	700	18,725
Insperity, Inc.	300	9,114
Inspire Pharmaceuticals, Inc. (I)	1,400	5,544
Insteel Industries, Inc.	500	7,070
Insulet Corp. (I)	400	8,248
Integra LifeSciences Holdings Corp. (I)	300	14,226
Integrated Device Technology, Inc. (I)	2,400	17,688
Integrated Silicon Solution, Inc. (I)	500	4,635
Integrys Energy Group, Inc.	1,000	50,510
Intel Corp.	50,800	1,024,636
Inter Parfums, Inc.	500	9,255
Interactive Brokers Group, Inc., Class A	400	6,356
Interactive Intelligence, Inc. (I)	200	7,742
IntercontinentalExchange, Inc. (I)	800	98,832
InterDigital, Inc.	600	28,626
Interface, Inc., Class A	1,200	22,188
Interline Brands, Inc. (I)	500	10,200
Intermec, Inc. (I)	1,300	14,027
InterMune, Inc. (I)	600	28,314
Internap Network Services Corp. (I)	800	5,256
International Bancshares Corp. (L)	1,300	23,842
International Business Machines Corp.	9,100	1,483,937
International Coal Group, Inc. (I)	3,000	33,900
International Flavors & Fragrances, Inc.	700	43,610
International Game Technology	2,400	38,952
International Paper Company	5,500	165,990
International Rectifier Corp. (I)	900	29,754
International Shipholding Corp.	200	4,980
International Speedway Corp., Class A	500	14,900
Internet Capital Group, Inc. (I)	800	11,360
Intersections, Inc.	1,100	13,640
Intersil Corp., Class A	1,600	19,920
Interval Leisure Group, Inc. (I)	720	11,772
Intevac, Inc. (I)	200	2,486
Intl. FCStone, Inc. (I)	300	7,626
Intrepid Potash, Inc. (I)	1,000	34,820
Intuit, Inc. (I)	2,000	106,200
Intuitive Surgical, Inc. (I)	400	133,384
Invacare Corp.	700	21,784
Invesco, Ltd.	6,400	163,584
Investment Technology Group, Inc. (I)	900	16,371
Investors Bancorp, Inc. (I)	2,811	41,856
ION Geophysical Corp. (I)	1,500	19,035
IPC The Hospitalist Company, Inc. (I)	200	9,082
IPG Photonics Corp. (I)	600	34,608
Iridium Communications, Inc. (I)	1,092	8,703
IRIS International, Inc. (I)	300	2,706
iRobot Corp. (I)	500	16,445
Iron Mountain, Inc.	2,575	80,417
Isle of Capri Casinos, Inc. (I)	600	5,700
ITC Holdings Corp.	700	48,930
Itron, Inc. (I)	600	33,864
ITT Corp.	2,600	156,130
ITT Educational Services, Inc. (I)(L)	500	36,075
Ixia (I)	800	12,704
IXYS Corp. (I)	300	4,029
J & J Snack Foods Corp.	190	8,943
J.B. Hunt Transport Services, Inc.	1,100	49,962
J.C. Penney Company, Inc.	3,200	114,912
j2 Global Communications, Inc. (I)	600	17,706
Jabil Circuit, Inc.	3,000	61,290
Jack Henry & Associates, Inc.	1,200	40,668

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Jack in the Box, Inc. (I)	900	$20,412
Jackson Hewitt Tax Service, Inc. (I)	100	60
Jacobs Engineering Group, Inc. (I)	1,600	82,288
Jaguar Mining, Inc. (I)	600	3,138
Jakks Pacific, Inc. (I)	200	3,870
James River Coal Company (I)	700	16,919
Janus Capital Group, Inc.	2,400	29,928
Jarden Corp.	1,500	53,355
Jazz Pharmaceuticals, Inc. (I)	800	25,480
JDA Software Group, Inc. (I)	502	15,191
JDS Uniphase Corp. (I)	3,000	62,520
Jefferies Group, Inc. (L)	2,400	59,856
JetBlue Airways Corp. (I)(L)	4,600	28,842
JMP Group, Inc.	400	3,444
John Bean Technologies Corp.	343	6,596
John Wiley & Sons, Inc.	700	35,588
Johnson & Johnson	20,059	1,188,496
Johnson Controls, Inc.	6,100	253,577
Jones Lang LaSalle, Inc.	700	69,818
Jos. A. Bank Clothiers, Inc. (I)	300	15,264
Journal Communications, Inc., Class A (I)	1,100	6,600
Joy Global, Inc.	1,100	108,691
JPMorgan Chase & Company	49,179	2,267,152
Juniper Networks, Inc. (I)	4,800	201,984
K-Swiss, Inc., Class A (I)	400	4,508
K-V Pharmaceutical Company, Class A (I)	1,100	6,589
K12, Inc. (I)	500	16,850
Kadant, Inc. (I)	100	2,619
Kaiser Aluminum Corp.	400	19,700
Kaman Corp., Class A	400	14,080
Kansas City Southern (I)	1,400	76,230
KapStone Paper and Packaging Corp. (I)	600	10,302
Kaydon Corp.	500	19,595
KB Home	1,200	14,928
KBR, Inc.	2,900	109,533
KBW, Inc.	500	13,095
Kearny Financial Corp.	500	5,015
Kellogg Company	2,428	131,063
Kelly Services, Inc., Class A (I)	400	8,684
Kendle International, Inc. (I)	100	1,071
Kenexa Corp. (I)	600	16,554
Kennametal, Inc.	1,174	45,786
Kensey Nash Corp. (I)	100	2,491
Key Energy Services, Inc. (I)	2,700	41,985
KeyCorp	9,900	87,912
Kforce, Inc. (I)	400	7,320
Kid Brands, Inc. (I)	200	1,470
Kimball International, Inc., Class B	200	1,400
Kimberly-Clark Corp.	2,800	182,756
Kindred Healthcare, Inc. (I)	600	14,328
Kinetic Concepts, Inc. (I)	900	48,978
Kirby Corp. (I)	800	45,832
Kirkland’s, Inc. (I)	500	7,720
KLA-Tencor Corp.	2,500	118,425
Knight Capital Group, Inc., Class A (I)	1,400	18,760
Knight Transportation, Inc.	1,100	21,175
Knoll, Inc.	800	16,768
Knology, Inc. (I)	800	10,328
Kodiak Oil & Gas Corp. (I)	1,900	12,730
Kohl’s Corp.	2,742	145,436
Kopin Corp. (I)	500	2,295
Koppers Holdings, Inc.	100	4,270
Korn/Ferry International (I)	800	17,816
Kraft Foods, Inc., Class A	19,400	608,384
Krispy Kreme Doughnuts, Inc. (I)	1,400	9,856

128

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Kronos Worldwide, Inc.	1,600	$93,520
Kulicke & Soffa Industries, Inc. (I)	1,200	11,220
KVH Industries, Inc. (I)	200	3,024
L&L Energy, Inc. (I)(L)	500	3,460
L-1 Identity Solutions, Inc. (I)	1,600	18,848
L-3 Communications Holdings, Inc.	1,500	117,465
L.B. Foster Company	200	8,622
La-Z-Boy, Inc. (I)	2,000	19,100
LaBarge, Inc. (I)	200	3,540
Laboratory Corp. of America Holdings (I)	1,200	110,556
Ladish Company, Inc. (I)	100	5,465
Lakeland Bancorp, Inc.	210	2,180
Lakeland Financial Corp.	200	4,536
Lam Research Corp. (I)	1,200	67,992
Lamar Advertising Company, Class A (I)	1,100	40,634
Lancaster Colony Corp.	400	24,240
Landauer, Inc.	100	6,152
Landec Corp. (I)	300	1,950
Landstar System, Inc.	800	36,544
Lannett Company, Inc. (I)	600	3,348
Las Vegas Sands Corp. (I)	6,100	257,542
Lattice Semiconductor Corp. (I)	2,576	15,198
Lawson Products, Inc.	300	6,912
Lawson Software, Inc. (I)	2,200	26,620
Layne Christensen Company (I)	400	13,800
Leap Wireless International, Inc. (I)	1,400	21,686
Leapfrog Enterprises, Inc. (I)	1,000	4,320
Lear Corp.	1,000	48,870
Learning Tree International, Inc.	300	2,637
LECG Corp. (I)	400	81
Legacy Bancorp, Inc.	100	1,278
Legg Mason, Inc.	2,100	75,789
Leggett & Platt, Inc.	2,200	53,900
Lender Processing Services, Inc.	800	25,752
Lennar Corp., Class A	2,400	43,488
Lennar Corp., Class B	500	7,335
Lennox International, Inc.	700	36,806
Leucadia National Corp.	3,400	127,636
Lexmark International, Inc., Class A (I)	1,065	39,448
LHC Group, Inc. (I)	200	6,000
Libbey, Inc. (I)	400	6,600
Liberty Global, Inc., Series A (I)	1,900	78,679
Liberty Global, Inc., Series C (I)	1,800	71,982
Liberty Media Corp. - Capital, Series A (I)	1,800	132,606
Liberty Media Corp. - Interactive, Series A (I)	9,300	149,172
Liberty Media Corp. - Starz, Series A (I)	720	55,872
Life Partners Holdings, Inc. (L)	156	1,254
Life Technologies Corp. (I)	2,600	136,292
Life Time Fitness, Inc. (I)	800	29,848
LifePoint Hospitals, Inc. (I)	800	32,144
Lifeway Foods, Inc. (I)	200	2,084
Limelight Networks, Inc. (I)	2,200	15,752
Limited Brands, Inc.	3,200	105,216
Limoneira Company	169	4,005
LIN TV Corp., Class A (I)	700	4,151
Lincare Holdings, Inc.	1,350	40,041
Lincoln Educational Services Corp.	400	6,356
Lincoln Electric Holdings, Inc.	600	45,552
Lincoln National Corp.	4,100	123,164
Lindsay Corp.	100	7,902
Linear Technology Corp.	1,959	65,881
Lionbridge Technologies, Inc. (I)	600	2,058
Liquidity Services, Inc. (I)	200	3,572
Littelfuse, Inc.	500	28,550
Live Nation Entertainment, Inc. (I)	2,176	21,760

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
LKQ Corp. (I)	1,800	$43,380
LMI Aerospace, Inc. (I)	200	4,042
Lockheed Martin Corp.	2,500	201,000
Loews Corp.	4,565	196,706
LogMeIn, Inc. (I)	200	8,432
LoopNet, Inc. (I)	700	9,905
Loral Space & Communications, Inc. (I)	500	38,775
Lorillard, Inc.	1,100	104,511
Louisiana-Pacific Corp. (I)	1,900	19,950
Lowe’s Companies, Inc.	13,000	343,590
LSB Industries, Inc. (I)	200	7,928
LSI Corp. (I)	8,483	57,684
LSI Industries, Inc.	300	2,172
LTX-Credence Corp. (I)	433	3,953
Lubrizol Corp.	600	80,376
Luby’s, Inc. (I)	139	735
Lufkin Industries, Inc.	400	37,388
Luminex Corp. (I)	700	13,132
Lydall, Inc. (I)	600	5,334
M&F Worldwide Corp. (I)	300	7,536
M&T Bank Corp.	1,834	162,254
M/I Homes, Inc. (I)	300	4,497
Mac-Gray Corp.	400	6,452
Macy’s, Inc.	6,100	147,986
Madison Square Garden, Inc., Class A (I)	1,025	27,665
Magellan Health Services, Inc. (I)	500	24,540
Maidenform Brands, Inc. (I)	400	11,428
MainSource Financial Group, Inc.	700	7,007
Manhattan Associates, Inc. (I)	400	13,088
Mannatech, Inc. (I)	400	656
Mannkind Corp. (I)(L)	813	2,967
Manpower, Inc.	1,227	77,154
ManTech International Corp., Class A (I)	300	12,720
Marathon Oil Corp.	7,800	415,818
Marchex, Inc., Class B	200	1,574
Marcus Corp.	300	3,270
MarineMax, Inc. (I)	300	2,958
Markel Corp. (I)	300	124,335
MarketAxess Holdings, Inc.	300	7,260
Marriott International, Inc., Class A	2,429	86,424
Marsh & McLennan Companies, Inc.	4,400	131,164
Marshall & Ilsley Corp.	6,900	55,131
Marten Transport, Ltd.	400	8,920
Martin Marietta Materials, Inc. (L)	800	71,736
Masco Corp.	5,300	73,776
Masimo Corp. (L)	1,000	33,100
Massey Energy Company (L)	1,500	102,540
MasTec, Inc. (I)	600	12,480
Mastech Holdings, Inc. (I)	13	60
MasterCard, Inc., Class A	800	201,376
Materion Corp. (I)	300	12,240
Matrix Service Company (I)	500	6,950
Mattel, Inc.	3,937	98,149
Matthews International Corp., Class A	400	15,420
Mattson Technology, Inc. (I)	1,300	3,172
Maxim Integrated Products, Inc.	4,100	104,960
MAXIMUS, Inc.	200	16,234
Maxwell Technologies, Inc. (I)	400	6,908
Maxygen, Inc.	300	1,560
MB Financial, Inc.	900	18,864
MBIA, Inc. (I)(L)	3,800	38,152
McCormick & Company, Inc., Class B	1,200	57,396
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	222	1,603
McDermott International, Inc. (I)	2,400	60,936

129

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
McDonald’s Corp.	6,900	$525,021
MCG Capital Corp.	2,100	13,650
McGrath Rentcorp	500	13,635
McKesson Corp.	2,400	189,720
MDC Holdings, Inc.	700	17,745
MDU Resources Group, Inc.	1,600	36,752
Mead Johnson Nutrition Company	1,800	104,274
Meadowbrook Insurance Group, Inc.	1,100	11,385
MeadWestvaco Corp.	2,915	88,412
Measurement Specialties, Inc. (I)	300	10,218
Medallion Financial Corp.	300	2,637
MedAssets, Inc. (I)	700	10,689
MedCath Corp. (I)	500	6,975
Medco Health Solutions, Inc. (I)	3,200	179,712
Media General, Inc., Class A (I)	500	3,440
Medical Action Industries, Inc. (I)	500	4,200
Medicis Pharmaceutical Corp., Class A	900	28,836
Medidata Solutions, Inc. (I)	300	7,671
Medifast, Inc. (I)	400	7,900
Medivation, Inc. (I)	500	9,320
MEDNAX, Inc. (I)	700	46,627
Medquist Holdings, Inc. (I)	432	4,501
Medtronic, Inc.	7,244	285,051
MEMC Electronic Materials, Inc. (I)	2,874	37,247
Mentor Graphics Corp. (I)	2,200	32,186
Merck & Company, Inc.	28,370	936,494
Mercury Computer Systems, Inc. (I)	500	10,580
Mercury General Corp.	800	31,304
Meredith Corp. (L)	500	16,960
Merge Healthcare, Inc. (I)	1,400	6,832
Meridian Bioscience, Inc.	500	11,995
Meridian Interstate Bancorp, Inc. (I)	400	5,620
Merit Medical Systems, Inc. (I)	300	5,886
Meritage Homes Corp. (I)	400	9,652
Meritor, Inc. (I)	1,100	18,667
Met-Pro Corp.	200	2,380
Metalico, Inc. (I)	1,100	6,842
Methode Electronics, Inc.	400	4,832
MetLife, Inc.	9,200	411,516
Metro Bancorp, Inc. (I)	400	4,940
MetroPCS Communications, Inc. (I)	4,500	73,080
Mettler-Toledo International, Inc. (I)	300	51,600
MF Global Holdings, Ltd. (I)	2,000	16,560
MGE Energy, Inc.	300	12,147
MGIC Investment Corp. (I)	1,700	15,113
MGM Resorts International (I)(L)	5,300	69,695
Michael Baker Corp. (I)	100	2,907
Micrel, Inc.	1,100	14,828
Microchip Technology, Inc. (L)	2,000	76,020
Micromet, Inc. (I)	800	4,488
Micron Technology, Inc. (I)	12,200	139,812
MICROS Systems, Inc. (I)	1,100	54,373
Microsemi Corp. (I)	1,400	28,994
Microsoft Corp.	58,608	1,486,299
MicroStrategy, Inc., Class A (I)	100	13,448
Microvision, Inc. (I)	1,600	2,112
Midas, Inc. (I)	200	1,534
Middleby Corp. (I)	200	18,644
Middlesex Water Company	200	3,638
Miller Industries, Inc.	300	4,872
Mindspeed Technologies, Inc. (I)	400	3,384
Mine Safety Appliances Company	400	14,668
Minera Andes, Inc. (I)	3,400	10,346
Minerals Technologies, Inc.	400	27,408
MIPS Technologies, Inc. (I)	500	5,245

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
MKS Instruments, Inc.	800	$26,640
Mobile Mini, Inc. (I)	800	19,216
Modine Manufacturing Company (I)	1,300	20,982
ModusLink Global Solutions, Inc.	200	1,092
Mohawk Industries, Inc. (I)	1,200	73,380
Molex, Inc., Class A	1,000	20,690
Molina Healthcare, Inc. (I)	600	24,000
Molson Coors Brewing Company	2,300	107,847
Monarch Casino & Resort, Inc. (I)	200	2,080
MoneyGram International, Inc. (I)	1,400	4,802
Monolithic Power Systems, Inc. (I)	300	4,257
Monotype Imaging Holdings, Inc. (I)	600	8,700
Monro Muffler Brake, Inc.	300	9,894
Monsanto Company	4,300	310,718
Monster Worldwide, Inc. (I)(L)	1,600	25,440
Moody’s Corp.	2,000	67,820
Moog, Inc., Class A (I)	800	36,728
Morgan Stanley	13,361	365,023
Morningstar, Inc. (L)	600	35,028
MoSys, Inc. (I)	900	5,409
Motorola Mobility Holdings, Inc. (I)	2,562	62,513
Motorola Solutions, Inc. (I)	2,928	130,852
Movado Group, Inc. (L)	300	4,404
Move, Inc. (I)	2,500	5,975
MSC Industrial Direct Company, Inc., Class A	500	34,235
MSCI, Inc. (I)	1,226	45,141
MTS Systems Corp.	200	9,110
Mueller Industries, Inc.	800	29,296
Mueller Water Products, Inc.	1,800	8,064
Multi-Color Corp.	100	2,021
Multi-Fineline Electronix, Inc. (I)	300	8,466
Multimedia Games, Inc. (I)	1,200	6,876
Murphy Oil Corp.	1,700	124,814
MWI Veterinary Supply, Inc. (I)	200	16,136
Myers Industries, Inc.	300	2,979
Mylan, Inc. (I)	4,200	95,214
MYR Group, Inc. (I)	300	7,176
Myriad Genetics, Inc. (I)	1,200	24,180
Myriad Pharmaceuticals, Inc. (I)	250	965
Nabi Biopharmaceuticals (I)	400	2,324
NACCO Industries, Inc., Class A	100	11,067
Nalco Holding Company	1,300	35,503
Nanometrics, Inc. (I)	400	7,236
Nara Bancorp, Inc. (I)	700	6,734
Nash Finch Company	200	7,588
National Beverage Corp.	651	8,938
National CineMedia, Inc.	700	13,069
National Financial Partners Corp. (I)	900	13,275
National Fuel Gas Company	800	59,200
National Healthcare Corp.	100	4,649
National Instruments Corp.	1,650	54,071
National Interstate Corp.	200	4,170
National Oilwell Varco, Inc.	4,700	372,569
National Penn Bancshares, Inc.	1,500	11,610
National Presto Industries, Inc.	100	11,268
National Semiconductor Corp.	3,506	50,276
Natural Gas Services Group, Inc. (I)	100	1,776
Natus Medical, Inc. (I)	500	8,400
Navigant Consulting Company (I)	1,000	9,990
Navistar International Corp. (I)	1,000	69,330
NBT Bancorp, Inc.	300	6,837
NCR Corp. (I)	2,200	41,448
Neenah Paper, Inc.	500	10,985
Nelnet, Inc., Class A	800	17,464
Neogen Corp. (I)	350	14,483

130

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
NetApp, Inc. (I)	2,500	$120,450
Netflix, Inc. (I)	500	118,665
NETGEAR, Inc. (I)	500	16,220
Netlogic Microsystems, Inc. (I)	800	33,616
Netscout Systems, Inc. (I)	600	16,392
NetSuite, Inc. (I)	700	20,356
Network Equipment Technologies, Inc. (I)	700	2,639
Neurocrine Biosciences, Inc. (I)	1,600	12,144
NeurogesX, Inc. (I)(L)	340	1,377
NeuStar, Inc., Class A (I)	975	24,941
Neutral Tandem, Inc. (I)(L)	300	4,425
New Jersey Resources Corp.	600	25,770
New York & Company, Inc. (I)	200	1,402
New York Community Bancorp, Inc.	5,752	99,280
NewAlliance Bancshares, Inc.	2,200	32,648
Newell Rubbermaid, Inc.	3,900	74,607
Newfield Exploration Company (I)	1,900	144,419
NewMarket Corp.	300	47,466
Newmont Mining Corp.	4,000	218,320
Newpark Resources, Inc. (I)	1,011	7,946
Newport Corp. (I)	400	7,132
News Corp., Class A	16,200	284,472
News Corp., Class B	5,700	106,134
NewStar Financial, Inc. (I)	1,100	12,012
Nextera Energy, Inc.	2,900	159,848
NIC, Inc.	800	9,968
Nicor, Inc.	700	37,590
NII Holdings, Inc. (I)	2,300	95,841
NIKE, Inc., Class B	2,700	204,390
NiSource, Inc.	2,500	47,950
NL Industries, Inc.	400	5,940
Noble Corp.	100	4,562
Noble Energy, Inc.	1,500	144,975
Nordson Corp.	400	46,024
Nordstrom, Inc.	1,900	85,272
Norfolk Southern Corp.	3,828	265,166
Northeast Utilities	1,900	65,740
Northern Oil and Gas, Inc. (I)	542	14,471
Northern Trust Corp.	2,200	111,650
Northfield Bancorp, Inc. (L)	900	12,420
Northrop Grumman Corp.	2,800	175,588
Northwest Bancshares, Inc.	2,025	25,394
Northwest Natural Gas Company	400	18,452
Northwest Pipe Company (I)	200	4,586
NorthWestern Corp.	600	18,180
Novatel Wireless, Inc. (I)	600	3,276
Novavax, Inc. (I)(L)	1,200	3,108
Novell, Inc. (I)	5,700	33,801
Novellus Systems, Inc. (I)	1,400	51,982
NPS Pharmaceuticals, Inc. (I)	400	3,828
NRG Energy, Inc. (I)	3,511	75,627
NSTAR	1,100	50,897
NTELOS Holdings Corp.	400	7,364
Nu Skin Enterprises, Inc., Class A	900	25,875
Nuance Communications, Inc. (I)	4,100	80,196
Nucor Corp.	2,700	124,254
Nutraceutical International Corp. (I)	300	4,494
NutriSystem, Inc.	300	4,347
NuVasive, Inc. (I)(L)	500	12,660
NV Energy, Inc.	3,000	44,670
NVIDIA Corp. (I)	5,400	99,684
NVR, Inc. (I)(L)	100	75,600
NxStage Medical, Inc. (I)	900	19,782
NYSE Euronext	3,700	130,129
O’Reilly Automotive, Inc. (I)	2,100	120,666

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Obagi Medical Products, Inc. (I)	300	$3,792
Occidental Petroleum Corp.	7,601	794,228
Oceaneering International, Inc. (I)	500	44,725
OceanFirst Financial Corp.	200	2,790
Ocwen Financial Corp. (I)	1,800	19,836
Office Depot, Inc. (I)	5,200	24,076
OfficeMax, Inc. (I)	1,000	12,940
OGE Energy Corp.	900	45,504
Oil States International, Inc. (I)	900	68,526
Old Dominion Freight Line, Inc. (I)	900	31,581
Old National Bancorp	1,500	16,080
Old Republic International Corp.	3,830	48,603
Old Second Bancorp, Inc. (L)	200	200
Olin Corp.	1,500	34,380
Olympic Steel, Inc.	100	3,281
OM Group, Inc. (I)	600	21,924
Omega Flex, Inc. (I)	100	1,345
Omnicare, Inc.	1,800	53,982
Omnicell, Inc. (I)	600	9,144
Omnicom Group, Inc.	2,065	101,309
OmniVision Technologies, Inc. (I)	1,100	39,083
Omnova Solutions, Inc. (I)	1,200	9,444
On Assignment, Inc. (I)	600	5,676
ON Semiconductor Corp. (I)	4,400	43,428
OncoGenex Pharmaceutical, Inc. (I)	100	1,534
OneBeacon Insurance Group, Ltd.	300	4,059
ONEOK, Inc.	900	60,192
Online Resources Corp. (I)	800	3,024
Onyx Pharmaceuticals, Inc. (I)	700	24,626
OpenTable, Inc. (I)	300	31,905
Openwave Systems, Inc. (I)	1,800	3,852
Opko Health, Inc. (I)(L)	1,900	7,087
Oplink Communications, Inc. (I)	300	5,847
Opnet Technologies, Inc.	445	17,351
optionsXpress Holdings, Inc.	900	16,479
Oracle Corp.	31,754	1,059,631
OraSure Technologies, Inc. (I)	600	4,716
Orbital Sciences Corp., Class A (I)	900	17,028
Orbitz Worldwide, Inc. (I)	700	2,499
Orexigen Therapeutics, Inc. (I)(L)	600	1,686
Orion Marine Group, Inc. (I)	300	3,222
Oritani Financial Corp.	735	9,320
Ormat Technologies, Inc.	600	15,198
Orthovita, Inc. (I)	600	1,278
Oshkosh Corp. (I)	1,300	45,994
OSI Systems, Inc. (I)	400	15,012
Osiris Therapeutics, Inc. (I)	500	3,630
Otter Tail Corp.	600	13,638
Outdoor Channel Holdings, Inc. (I)	300	2,238
Overhill Farms, Inc. (I)	800	4,872
Overseas Shipholding Group, Inc. (L)	500	16,070
Overstock.com, Inc. (I)	200	3,144
Owens & Minor, Inc.	750	24,360
Owens Corning (I)	1,620	58,304
Owens-Illinois, Inc. (I)	2,200	66,418
Oxford Industries, Inc.	100	3,419
P.A.M. Transportation Services, Inc. (I)	300	3,645
P.F. Chang’s China Bistro, Inc.	300	13,857
P.H. Glatfelter Company	800	10,656
PACCAR, Inc.	2,556	133,807
Pacer International, Inc. (I)	200	1,052
Pacific Continental Corp.	400	4,076
Pacific Sunwear of California, Inc. (I)	400	1,444
Packaging Corp. of America	1,400	40,446
PacWest Bancorp (L)	500	10,875

131

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
PAETEC Holding Corp. (I)	3,400	$11,356
Pain Therapeutics, Inc. (I)	900	8,604
Pall Corp.	1,100	63,371
Palomar Medical Technologies, Inc. (I)	500	7,425
Panera Bread Company, Class A (I)	400	50,800
Panhandle Oil and Gas, Inc.	100	3,165
Papa John’s International, Inc. (I)	500	15,835
Par Pharmaceutical Companies, Inc. (I)	900	27,972
PAR Technology Corp. (I)	300	1,350
Parametric Technology Corp. (I)	1,500	33,735
Parexel International Corp. (I)	1,100	27,390
Park Electrochemical Corp.	400	12,900
Park National Corp.	300	20,046
Park-Ohio Holdings Corp. (I)	300	6,198
Parker Drilling Company (I)	2,500	17,275
Parker Hannifin Corp.	2,300	217,764
Patriot Coal Corp. (I)	1,400	36,162
Patterson Companies, Inc.	1,600	51,504
Patterson-UTI Energy, Inc.	2,600	76,414
Paychex, Inc.	2,465	77,302
PDI, Inc. (I)	300	2,433
PDL BioPharma, Inc.	1,900	11,020
Peabody Energy Corp.	2,000	143,920
Peet’s Coffee & Tea, Inc. (I)(L)	200	9,618
Penford Corp. (I)	100	623
Penn National Gaming, Inc. (I)(L)	1,200	44,472
Penn Virginia Corp.	500	8,480
Pennichuck Corp.	200	5,698
Penske Automotive Group, Inc. (I)	1,200	24,024
Penson Worldwide, Inc. (I)	200	1,342
Pentair, Inc.	1,400	52,906
People’s United Financial, Inc.	5,600	70,448
Peoples Bancorp, Inc.	100	1,202
Pep Boys - Manny, Moe & Jack	1,100	13,981
Pepco Holdings, Inc.	2,000	37,300
PepsiCo, Inc.	11,518	741,874
Perficient, Inc. (I)	500	6,005
Pericom Semiconductor Corp. (I)	400	4,148
PerkinElmer, Inc.	1,600	42,032
Perrigo Company	1,000	79,520
Perry Ellis International, Inc. (I)	200	5,504
PetMed Express, Inc.	300	4,758
Petrohawk Energy Corp. (I)	3,000	73,620
Petroleum Development Corp. (I)	400	19,204
Petroquest Energy, Inc. (I)	1,000	9,360
PetSmart, Inc.	1,300	53,235
Pfizer, Inc.	75,307	1,529,485
PG&E Corp.	2,765	122,158
PGT, Inc. (I)	400	940
Pharmaceutical Product Development, Inc.	1,500	41,565
Pharmasset, Inc. (I)	300	23,613
PharMerica Corp. (I)	600	6,864
PHH Corp. (I)	900	19,593
Philip Morris International, Inc.	13,207	866,775
Phillips-Van Heusen Corp.	900	58,527
Photronics, Inc. (I)	1,000	8,970
PICO Holdings, Inc. (I)	500	15,030
Piedmont Natural Gas Company, Inc.	1,200	36,420
Pier 1 Imports, Inc. (I)	1,600	16,240
Pike Electric Corp. (I)	500	4,760
Pilgrim’s Pride Corp. (I)	2,200	16,962
Pinnacle Entertainment, Inc. (I)	1,500	20,430
Pinnacle Financial Partners, Inc. (I)(L)	500	8,270
Pinnacle West Capital Corp.	1,200	51,348
Pioneer Drilling Company (I)	300	4,140

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Pioneer Natural Resources Company	1,900	$193,648
Piper Jaffray Companies (I)	200	8,286
Pitney Bowes, Inc.	1,800	46,242
Plains Exploration & Production Company (I)	1,900	68,837
Plantronics, Inc.	900	32,958
Plexus Corp. (I)	500	17,530
PMC-Sierra, Inc. (I)	3,400	25,500
PMFG, Inc. (I)	100	2,134
PNC Financial Services Group, Inc.	5,800	365,342
PNM Resources, Inc.	1,200	17,904
Polaris Industries, Inc. (L)	500	43,510
Polo Ralph Lauren Corp.	900	111,285
Polycom, Inc. (I)	1,300	67,405
PolyOne Corp.	1,200	17,052
Polypore International, Inc. (I)	800	46,064
Pool Corp. (L)	700	16,877
Portfolio Recovery Associates, Inc. (I)	200	17,026
Portland General Electric Company	1,100	26,147
Powell Industries, Inc. (I)	100	3,944
Power Integrations, Inc.	400	15,332
Power-One, Inc. (I)(L)	1,200	10,500
PPG Industries, Inc.	1,300	123,773
PPL Corp.	3,365	85,135
Praxair, Inc.	2,600	264,160
Pre-Paid Legal Services, Inc. (I)(L)	100	6,600
Precision Castparts Corp.	1,200	176,616
Premiere Global Services, Inc. (I)	1,100	8,382
Presidential Life Corp.	300	2,859
Prestige Brands Holdings, Inc. (I)	1,300	14,950
priceline.com, Inc. (I)	500	253,220
Pricesmart, Inc.	500	18,320
Pride International, Inc. (I)	3,000	128,850
Principal Financial Group, Inc.	4,100	131,651
PrivateBancorp, Inc.	900	13,761
ProAssurance Corp. (I)	500	31,685
Progenics Pharmaceuticals, Inc. (I)	200	1,236
Progress Energy, Inc.	2,600	119,964
Progress Software Corp. (I)	750	21,818
PROS Holdings, Inc. (I)	700	10,199
Prosperity Bancshares, Inc. (L)	700	29,939
Protective Life Corp.	900	23,895
Provident Financial Services, Inc.	1,100	16,280
Provident New York Bancorp	800	8,256
Prudential Financial, Inc.	5,100	314,058
PSS World Medical, Inc. (I)	900	24,435
Public Service Enterprise Group, Inc.	5,700	179,607
Pulse Electronics Corp.	800	4,840
Pulte Group, Inc. (I)	5,100	37,740
QEP Resources, Inc.	2,500	101,350
QLogic Corp. (I)	1,700	31,535
Quaker Chemical Corp.	100	4,017
QUALCOMM, Inc.	11,200	614,096
Quality Systems, Inc.	400	33,336
Quanex Building Products Corp.	500	9,815
Quanta Services, Inc. (I)	2,800	62,804
Quantum Corp. (I)	2,200	5,544
Quest Diagnostics, Inc.	2,600	150,072
Quest Software, Inc. (I)	1,300	33,007
Questar Corp.	2,500	43,625
Questcor Pharmaceuticals, Inc. (I)	900	12,969
Quicksilver Resources, Inc. (I)	2,800	40,068
Quidel Corp. (I)	400	4,784
Quiksilver, Inc. (I)	1,800	7,956
Qwest Communications International, Inc.	15,100	103,133
R.R. Donnelley & Sons Company	2,600	49,192

132

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Rackspace Hosting, Inc. (I)	2,100	$89,985
Radian Group, Inc. (L)	2,100	14,301
Radiant Systems, Inc. (I)	300	5,310
RadioShack Corp. (L)	1,730	25,967
RadiSys Corp. (I)	200	1,732
Ralcorp Holdings, Inc. (I)	800	54,744
Rambus, Inc. (I)	1,700	33,660
Range Resources Corp.	2,300	134,458
Raven Industries, Inc.	300	18,426
Raymond James Financial, Inc.	1,800	68,832
Raytheon Company	3,200	162,784
RBC Bearings, Inc. (I)	300	11,469
RC2 Corp. (I)	400	11,240
RealNetworks, Inc. (I)	2,800	10,416
Red Hat, Inc. (I)	1,585	71,943
Red Robin Gourmet Burgers, Inc. (I)	400	10,760
Regal Entertainment Group	1,700	22,950
Regal-Beloit Corp.	600	44,298
Regeneron Pharmaceuticals, Inc. (I)	1,100	49,434
Regions Financial Corp.	16,000	116,160
Regis Corp.	1,100	19,514
RehabCare Group, Inc. (I)	300	11,061
Reinsurance Group of America, Inc.	1,100	69,058
Reliance Steel & Aluminum Company	1,300	75,114
Renaissance Learning, Inc.	300	3,525
Renasant Corp.	200	3,396
Rent-A-Center, Inc.	1,100	38,401
Rentrak Corp. (I)	200	5,384
Republic Bancorp, Inc., Class A	300	5,844
Republic First Bancorp, Inc. (I)	700	1,953
Republic Services, Inc.	3,305	99,282
ResMed, Inc. (I)(L)	2,000	60,000
Resource America, Inc.	565	3,616
Resources Connection, Inc.	700	13,573
Retail Ventures, Inc. (I)	2,500	43,125
Revlon, Inc. (I)	600	9,522
Rex Energy Corp. (I)	800	9,320
Reynolds American, Inc.	4,800	170,544
RF Micro Devices, Inc. (I)	3,400	21,794
RG Barry Corp.	344	4,503
Richardson Electronics, Ltd.	300	3,954
Rigel Pharmaceuticals, Inc. (I)	800	5,688
RightNow Technologies, Inc. (I)	600	18,780
Rimage Corp.	200	3,230
Riverbed Technology, Inc. (I)	1,800	67,770
RLI Corp.	400	23,060
Robbins & Myers, Inc.	868	39,919
Robert Half International, Inc.	1,200	36,720
Rock-Tenn Company, Class A	600	41,610
Rockville Financial, Inc.	303	3,160
Rockwell Automation, Inc.	1,400	132,510
Rockwell Collins, Inc.	1,265	82,010
Rockwood Holdings, Inc. (I)	900	44,298
Rodman & Renshaw Capital Group, Inc. (I)	1,000	2,050
Rofin-Sinar Technologies, Inc. (I)	600	23,700
Rogers Corp. (I)	300	13,518
Rollins, Inc.	1,950	39,585
Roma Financial Corp.	200	2,214
Roper Industries, Inc.	1,400	121,044
Rosetta Resources, Inc. (I)	700	33,278
Rosetta Stone, Inc. (I)	300	3,963
Ross Stores, Inc.	1,100	78,232
Rovi Corp. (I)	1,500	80,475
Rowan Companies, Inc. (I)	1,700	75,106
Royal Caribbean Cruises, Ltd. (I)	3,900	160,914

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Royal Gold, Inc.	900	$47,160
RPC, Inc. (L)	2,100	53,172
RPM International, Inc.	1,700	40,341
RSC Holdings, Inc. (I)	1,400	20,132
RTI Biologics, Inc. (I)	1,400	4,004
RTI International Metals, Inc. (I)	400	12,460
Rubicon Technology, Inc. (I)(L)	400	11,072
Ruby Tuesday, Inc. (I)	1,200	15,732
Ruddick Corp.	700	27,013
Rudolph Technologies, Inc. (I)	600	6,564
Rush Enterprises, Inc., Class A (I)	500	9,900
Ruth’s Hospitality Group, Inc. (I)	900	4,644
Ryder Systems, Inc.	800	40,480
Ryland Group, Inc.	900	14,310
S&T Bancorp, Inc.	400	8,628
S1 Corp. (I)	700	4,676
Saba Software, Inc. (I)	800	7,848
Safeguard Scientifics, Inc. (I)	400	8,140
Safety Insurance Group, Inc.	200	9,222
Safeway, Inc.	5,200	122,408
Saia, Inc. (I)	300	4,917
SAIC, Inc. (I)	4,975	84,177
Saks, Inc. (I)(L)	2,500	28,275
Salesforce.com, Inc. (I)	1,100	146,938
Sally Beauty Holdings, Inc. (I)(L)	2,450	34,325
Sanders Morris Harris Group, Inc.	900	7,209
Sanderson Farms, Inc.	400	18,368
SanDisk Corp. (I)	3,500	161,315
SandRidge Energy, Inc. (I)(L)	5,388	68,966
Sandy Spring Bancorp, Inc.	300	5,538
Sangamo Biosciences, Inc. (I)	700	5,831
Sanmina-SCI Corp. (I)	1,300	14,573
Santarus, Inc. (I)	1,300	4,446
Sapient Corp. (I)	1,600	18,320
Sara Lee Corp.	6,900	121,923
Sauer-Danfoss, Inc. (I)	300	15,279
SAVVIS, Inc. (I)	804	29,820
SBA Communications Corp., Class A (I)	1,000	39,680
SCANA Corp.	1,000	39,370
Scansource, Inc. (I)	600	22,794
SCBT Financial Corp.	300	9,984
Schawk, Inc., Class A	500	9,720
Schlumberger, Ltd.	10,529	981,935
Schnitzer Steel Industries, Inc.	400	26,004
Scholastic Corp.	400	10,816
School Specialty, Inc. (I)	200	2,860
Schweitzer-Mauduit International, Inc.	300	15,183
Scientific Games Corp., Class A (I)	1,200	10,488
Scripps Networks Interactive, Inc., Class A	1,100	55,099
SeaBright Holdings, Inc.	200	2,050
Seachange International, Inc. (I)	300	2,850
SEACOR Holdings, Inc.	300	27,738
Seahawk Drilling, Inc. (I)	213	1,306
Sealed Air Corp.	2,200	58,652
Sealy Corp. (I)(L)	1,200	3,048
Sears Holdings Corp. (I)(L)	1,100	90,915
SEI Investments Company	1,800	42,984
Select Comfort Corp. (I)	800	9,648
Select Medical Holdings Corp. (I)	2,500	20,150
Selective Insurance Group, Inc.	800	13,840
Sempra Energy	1,700	90,950
Semtech Corp. (I)	800	20,016
Seneca Foods Corp., Class A (I)	200	5,974
Sensient Technologies Corp.	900	32,256
Service Corp. International	3,200	35,392

133

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
SFN Group, Inc. (I)	800	$11,272
Shenandoah Telecommunications Company	200	3,612
Shoe Carnival, Inc. (I)	300	8,415
Shuffle Master, Inc. (I)	1,100	11,748
Shutterfly, Inc. (I)	400	20,944
Sierra Bancorp	100	1,118
Sigma Designs, Inc. (I)	900	11,655
Sigma-Aldrich Corp. (L)	1,100	70,004
Signature Bank (I)	700	39,480
Silgan Holdings, Inc.	1,200	45,768
Silicon Graphics International Corp. (I)	600	12,840
Silicon Image, Inc. (I)	400	3,588
Silicon Laboratories, Inc. (I)	700	30,247
Simmons First National Corp., Class A	200	5,418
Simpson Manufacturing Company, Inc.	1,000	29,460
Sinclair Broadcast Group, Inc., Class A	1,000	12,540
Sirona Dental Systems, Inc. (I)	800	40,128
SJW Corp.	300	6,945
Skechers U.S.A., Inc., Class A (I)	400	8,216
Skilled Healthcare Group, Inc. (I)	300	4,317
Skyline Corp.	100	2,005
Skywest, Inc.	1,200	20,304
Skyworks Solutions, Inc. (I)	3,000	97,260
SLM Corp. (I)	6,700	102,510
SM Energy Company	900	66,771
Smart Balance, Inc. (I)	1,172	5,379
SMART Modular
Technologies (WWH), Inc. (I)	1,100	8,547
Smith & Wesson Holding Corp. (I)(L)	1,700	6,035
Smith Micro Software, Inc. (I)	700	6,552
Smithfield Foods, Inc. (I)	2,500	60,150
Snap-On, Inc.	900	54,054
Snyders-Lance, Inc.	400	7,940
SolarWinds, Inc. (I)	1,000	23,460
Solera Holdings, Inc.	1,000	51,100
Solutia, Inc. (I)	1,700	43,180
Sonic Automotive, Inc.	600	8,406
Sonic Corp. (I)	600	5,430
Sonoco Products Company	1,300	47,099
SonoSite, Inc. (I)	300	9,996
Sonus Networks, Inc. (I)	1,700	6,392
Sotheby’s	800	42,080
Sourcefire, Inc. (I)	200	5,502
South Jersey Industries, Inc.	400	22,388
Southern Company	6,065	231,137
Southern Copper Corp.	5,800	233,566
Southern Union Company	1,700	48,654
Southside Bancshares, Inc.	410	8,774
Southwest Airlines Company	10,400	131,352
Southwest Bancorp, Inc. (I)	200	2,838
Southwest Gas Corp.	600	23,382
Southwestern Energy Company (I)	2,600	111,722
Spansion, Inc., Class A (I)	900	16,803
Spartan Stores, Inc.	200	2,958
Spartech Corp. (I)	400	2,900
Spectra Energy Corp.	4,600	125,028
Spectranetics Corp. (I)	700	3,297
Spectrum Brands Holdings, Inc. (I)	600	16,656
Spectrum Control, Inc. (I)	300	5,904
Spectrum Pharmaceuticals, Inc. (I)	1,100	9,779
Speedway Motorsports, Inc.	700	11,186
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	35,938
Sprint Nextel Corp. (I)	31,300	145,232
SPX Corp.	800	63,512
SRA International, Inc., Class A (I)	700	19,852

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
SRS Labs, Inc. (I)	400	$3,416
St. Jude Medical, Inc.	2,290	117,385
Stage Stores, Inc.	500	9,610
Stamps.com, Inc.	400	5,340
StanCorp Financial Group, Inc.	800	36,896
Standard Microsystems Corp. (I)	300	7,398
Standard Motor Products, Inc.	500	6,915
Standard Pacific Corp. (I)	2,300	8,579
Standard Parking Corp. (I)	200	3,552
Standard Register Company	200	664
Standex International Corp.	300	11,367
Stanley Black & Decker, Inc.	2,156	165,150
Staples, Inc.	5,802	112,675
Starbucks Corp.	4,800	177,360
Starwood Hotels & Resorts Worldwide, Inc.	1,700	98,804
State Auto Financial Corp.	900	16,398
State Bancorp, Inc.	200	2,078
State Street Corp.	4,900	220,206
STEC, Inc. (I)	700	14,063
Steel Dynamics, Inc.	3,000	56,310
Steelcase, Inc., Class A	1,200	13,656
Stein Mart, Inc.	700	7,077
Steinway Musical Instruments, Inc. (I)	100	2,221
StellarOne Corp.	200	2,840
Stepan Company	100	7,250
Stericycle, Inc. (I)	700	62,069
STERIS Corp.	844	29,152
Sterling Bancorp	600	6,006
Sterling Bancshares, Inc.	1,900	16,359
Sterling Construction Company, Inc. (I)	300	5,064
Sterling Financial Corp. (I)	4	67
Steven Madden, Ltd. (I)	300	14,079
Stewart Enterprises, Inc., Class A (L)	1,600	12,224
Stewart Information Services Corp.	200	2,096
Stifel Financial Corp. (I)	550	39,485
Stillwater Mining Company (I)	1,800	41,274
Stone Energy Corp. (I)	200	6,674
Stoneridge, Inc. (I)	200	2,924
Stratasys, Inc. (I)	200	9,400
Strayer Education, Inc. (L)	300	39,147
Stryker Corp.	2,828	171,942
Sturm Ruger & Company, Inc.	300	6,891
SuccessFactors, Inc. (I)	1,000	39,090
Suffolk Bancorp	100	2,098
Sun Bancorp, Inc. (I)	315	1,096
Sun Healthcare Group, Inc. (I)	300	4,221
Sun Hydraulics, Inc.	300	12,930
Sunoco, Inc.	2,100	95,739
SunPower Corp., Class A (I)	900	15,426
SunPower Corp., Class B (I)	709	11,819
Sunrise Senior Living, Inc. (I)	300	3,579
SunTrust Banks, Inc.	5,500	158,620
Super Micro Computer, Inc. (I)	700	11,228
Superior Energy Services, Inc. (I)	1,400	57,400
Superior Industries International, Inc.	500	12,820
Supertex, Inc. (I)	100	2,228
SUPERVALU, Inc. (L)	2,900	25,897
Support.com, Inc. (I)	600	3,114
SureWest Communications (I)	200	2,876
SurModics, Inc. (I)	200	2,500
Susquehanna Bancshares, Inc.	2,100	19,635
Susser Holdings Corp. (I)	200	2,618
SVB Financial Group (I)	500	28,465
Swift Energy Company (I)	500	21,340
SWS Group, Inc.	400	2,428

134

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
SXC Health Solutions Corp. (I)	400	$21,817
SY Bancorp, Inc.	100	2,516
Sycamore Networks, Inc.	470	11,482
Sykes Enterprises, Inc. (I)	600	11,862
Symantec Corp. (I)	7,200	133,488
Symmetricom, Inc. (I)	900	5,517
Symmetry Medical, Inc. (I)	400	3,920
Synaptics, Inc. (I)	500	13,510
Synchronoss Technologies, Inc. (I)	500	17,375
SYNNEX Corp. (I)	700	22,911
Synopsys, Inc. (I)	2,100	58,065
Synovis Life Technologies, Inc. (I)	100	1,918
Synovus Financial Corp.	5,500	13,200
Synta Pharmaceuticals Corp. (I)	300	1,578
Syntel, Inc.	700	36,561
Sysco Corp.	4,059	112,434
Systemax, Inc. (I)	700	9,464
T. Rowe Price Group, Inc.	1,800	119,556
Take-Two Interactive Software, Inc. (I)	1,019	15,662
TAL International Group, Inc.	700	25,389
Talbots, Inc. (I)	900	5,436
Taleo Corp. (I)	600	21,390
Targacept, Inc. (I)	256	6,807
Target Corp.	6,500	325,065
Taser International, Inc. (I)(L)	400	1,628
Taylor Capital Group, Inc. (I)	400	4,204
TCF Financial Corp.	1,900	30,134
TD Ameritrade Holding Corp.	2,497	52,112
Team, Inc. (I)	400	10,504
Tech Data Corp. (I)	800	40,688
Techne Corp.	600	42,960
TechTarget, Inc. (I)	289	2,575
TECO Energy, Inc.	1,900	35,644
Tecumseh Products Company, Class A (I)	100	1,002
Tejon Ranch Company (I)	338	12,418
Tekelec, Inc. (I)	1,000	8,120
TeleCommunication Systems, Inc. (I)	300	1,236
Teledyne Technologies, Inc. (I)	500	25,855
Teleflex, Inc.	600	34,788
Telephone & Data Systems, Inc.	800	26,960
Telephone & Data Systems, Inc. -
Special Shares	900	26,568
TeleTech Holdings, Inc. (I)	900	17,442
Tellabs, Inc.	7,800	40,872
Telular Corp.	700	5,082
Temple-Inland, Inc.	2,100	49,140
Tempur-Pedic International, Inc. (I)	1,000	50,660
Tenet Healthcare Corp. (I)	8,000	59,600
Tennant Company	300	12,612
Tenneco, Inc. (I)	300	12,735
Teradata Corp. (I)	1,400	70,980
Teradyne, Inc. (I)(L)	2,400	42,744
Terex Corp. (I)	1,500	55,560
Terremark Worldwide, Inc. (I)	1,100	20,900
Territorial Bancorp, Inc.	200	3,984
Tesoro Corp. (I)	2,000	53,660
Tessera Technologies, Inc. (I)	1,000	18,260
Tethys Petroleum Ltd. (I)	400	607
Teton Advisors, Inc., Class A	1	13
Tetra Tech, Inc. (I)	800	19,752
TetraTechnologies, Inc. (I)	1,600	24,640
Texas Capital Bancshares, Inc. (I)	800	20,792
Texas Industries, Inc.	600	27,138
Texas Instruments, Inc.	8,300	286,848
Texas Roadhouse, Inc., Class A	1,200	20,388

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Textron, Inc. (L)	3,600	$98,604
TFS Financial Corp.	4,100	43,542
The Advisory Board Company (I)	300	15,450
The AES Corp. (I)	10,800	140,400
The Allstate Corp.	5,800	184,324
The Andersons, Inc.	300	14,616
The Babcock & Wilcox Company (I)	1,200	40,056
The Bank of New York Mellon Corp.	13,650	407,726
The Boeing Company	5,900	436,187
The Brinks Company	700	23,177
The Buckle, Inc.	550	22,220
The Cato Corp., Class A	400	9,800
The Charles Schwab Corp.	7,700	138,831
The Cheesecake Factory, Inc. (I)	800	24,072
The Children’s Place Retail Stores, Inc. (I)	600	29,898
The Coca-Cola Company	15,579	1,033,667
The Cooper Companies, Inc.	700	48,615
The Corporate Executive Board Company	500	20,185
The Dolan Company (I)	400	4,856
The Dow Chemical Company	10,576	399,244
The Empire District Electric Company	500	10,895
The Ensign Group, Inc.	200	6,386
The Estee Lauder Companies, Inc., Class A	1,000	96,360
The Finish Line, Inc., Class A	300	5,955
The First Marblehead Corp. (I)	800	1,760
The Gap, Inc.	4,528	102,604
The Geo Group, Inc. (I)	1,220	31,281
The Goldman Sachs Group, Inc.	4,412	699,170
The Goodyear Tire & Rubber Company (I)	1,900	28,462
The Gorman-Rupp Company	300	11,817
The Great Atlantic & Pacific
Tea Company, Inc. (I)	1,000	230
The Hackett Group, Inc. (I)	1,000	3,840
The Hain Celestial Group, Inc. (I)	600	19,368
The Hanover Insurance Group, Inc.	800	36,200
The Hershey Company	1,400	76,090
The Interpublic Group of Companies, Inc.	6,700	84,219
The J.M. Smucker Company	1,800	128,502
The Jones Group, Inc.	1,300	17,875
The Knot, Inc. (I)	300	3,615
The Kroger Company	5,159	123,661
The Laclede Group, Inc.	400	15,240
The Manitowoc Company, Inc. (L)	2,700	59,076
The McClatchy Company, Class A (I)	800	2,720
The McGraw-Hill Companies, Inc.	2,600	102,440
The Medicines Company (I)	400	6,516
The Men’s Wearhouse, Inc.	900	24,354
The Mosaic Company	2,300	181,125
The NASDAQ OMX Group, Inc. (I)	2,800	72,352
The Navigators Group, Inc. (I)	400	20,600
The New York Times Company, Class A (I)(L)	1,400	13,258
The Pantry, Inc. (I)	300	4,449
The Phoenix Companies, Inc. (I)	1,200	3,264
The PMI Group, Inc. (I)(L)	2,600	7,020
The Procter & Gamble Company	25,547	1,573,695
The Progressive Corp.	6,100	128,893
The Providence Service Corp. (I)	500	7,490
The Scotts Miracle-Gro Company, Class A	900	52,065
The Shaw Group, Inc. (I)	1,235	43,731
The Sherwin-Williams Company	1,000	83,990
The St. Joe Company (I)(L)	1,600	40,112
The Timberland Company, Class A (I)	800	33,032
The Toro Company	400	26,488
The Travelers Companies, Inc.	5,900	350,932
The Walt Disney Company	17,566	756,919

135

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
The Warnaco Group, Inc. (I)	600	$34,314
The Washington Post Company, Class B	200	87,512
The Western Union Company	4,700	97,619
The Wet Seal, Inc., Class A (I)	2,000	8,560
The Williams Companies, Inc.	4,400	137,192
Theravance, Inc. (I)	805	19,497
Thermo Fisher Scientific, Inc. (I)	4,611	256,141
Thomas & Betts Corp. (I)	800	47,576
Thor Industries, Inc.	700	23,359
Thoratec Corp. (I)	800	20,744
THQ, Inc. (I)	1,200	5,472
TIBCO Software, Inc. (I)	3,100	84,475
Tidewater, Inc.	800	47,880
Tiffany & Company	1,300	79,872
Time Warner Cable, Inc.	3,940	281,080
Time Warner, Inc.	12,633	450,998
Timken Company	1,300	67,990
Titan International, Inc.	525	13,970
Titan Machinery, Inc. (I)	400	10,100
Titanium Metals Corp. (I)	2,800	52,024
TJX Companies, Inc.	2,665	132,530
TNS, Inc. (I)	400	6,228
Toll Brothers, Inc. (I)	2,900	57,333
TomoTherapy, Inc. (I)	2,100	9,597
Tompkins Financial Corp.	110	4,571
Tootsie Roll Industries, Inc. (L)	436	12,356
Torchmark Corp.	1,200	79,776
Total SA, SADR	6,600	402,402
Total Systems Services, Inc. (L)	2,600	46,852
Tower Bancorp., Inc.	200	4,458
Tower Group, Inc.	700	16,821
Towers Watson & Company, Class A	500	27,730
TowneBank (L)	500	7,830
Tractor Supply Company	1,200	71,832
TradeStation Group, Inc. (I)	800	5,616
Transatlantic Holdings, Inc.	1,000	48,670
Transcept Pharmaceuticals, Inc. (I)	253	2,072
TransDigm Group, Inc. (I)	700	58,681
Travelzoo, Inc. (I)(L)	400	26,636
Tree.com, Inc. (I)	20	118
TreeHouse Foods, Inc. (I)	600	34,122
Trex Company, Inc. (I)	300	9,786
TriCo Bancshares	400	6,524
TriMas Corp. (I)	500	10,750
Trimble Navigation, Ltd. (I)	1,600	80,864
Trimeris, Inc. (I)	500	1,255
Trinity Industries, Inc.	1,000	36,670
TriQuint Semiconductor, Inc. (I)	4,300	55,513
Triumph Group, Inc.	400	35,380
True Religion Apparel, Inc. (I)	400	9,388
TrueBlue, Inc. (I)	500	8,395
TrustCo Bank Corp.	1,600	9,488
Trustmark Corp. (L)	1,100	25,762
TRW Automotive Holdings Corp. (I)	2,300	126,684
TTM Technologies, Inc. (I)	1,300	23,608
Tuesday Morning Corp. (I)	900	4,410
Tupperware Brands Corp.	1,000	59,710
Tutor Perini Corp.	700	17,052
TW Telecom, Inc. (I)	2,100	40,320
Twin Disc, Inc.	400	12,888
Tyler Technologies, Inc. (I)	500	11,855
Tyson Foods, Inc., Class A	4,400	84,436
U.S. Bancorp	17,500	462,525
UGI Corp.	1,700	55,930
UIL Holding Corp.	700	21,364

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	900	$43,317
Ultra Clean Holdings, Inc. (I)	400	4,136
Ultra Petroleum Corp. (I)	1,300	64,025
Ultratech, Inc. (I)	200	5,880
UMB Financial Corp.	700	26,149
Umpqua Holdings Corp.	2,100	24,024
Under Armour, Inc., Class A (I)(L)	600	40,830
Unifi, Inc. (I)	466	7,922
Unifirst Corp.	200	10,602
Union Drilling, Inc. (I)	900	9,225
Union First Market Bankshares Corp.	100	1,125
Union Pacific Corp.	5,300	521,149
Unisource Energy Corp.	500	18,065
Unisys Corp. (I)	500	15,610
Unit Corp. (I)	1,000	61,950
United Bankshares, Inc. (L)	900	23,868
United Community Banks, Inc. (I)	409	969
United Continental Holdings, Inc. (I)(L)	4,094	94,121
United Financial Bancorp, Inc.	500	8,255
United Fire & Casualty Company	500	10,105
United Natural Foods, Inc. (I)	700	31,374
United Online, Inc.	1,300	8,197
United Parcel Service, Inc., Class B	4,677	347,595
United Rentals, Inc. (I)(L)	800	26,624
United States Cellular Corp. (I)	700	36,043
United States Lime & Minerals, Inc. (I)	100	4,051
United States Steel Corp. (L)	1,800	97,092
United Stationers, Inc.	500	35,525
United Technologies Corp.	6,100	516,365
United Therapeutics Corp. (I)	800	53,616
UnitedHealth Group, Inc.	9,900	447,480
Unitil Corp.	200	4,712
Unitrin, Inc.	1,300	40,144
Universal American Financial Corp.	1,600	36,656
Universal Corp.	400	17,416
Universal Display Corp. (I)	200	11,008
Universal Electronics, Inc. (I)	100	2,956
Universal Forest Products, Inc.	300	10,995
Universal Health Services, Inc., Class B	1,400	69,174
Universal Insurance Holdings, Inc.	800	4,336
Universal Stainless & Alloy Products, Inc. (I)	100	3,373
Universal Technical Institute, Inc.	300	5,835
Universal Truckload Services, Inc. (I)	100	1,725
Univest Corp. of Pennsylvania	200	3,544
Unum Group	4,620	121,275
UQM Technologies, Inc. (I)	900	2,682
Uranium Energy Corp. (I)(L)	1,600	6,384
Urban Outfitters, Inc. (I)	1,500	44,745
URS Corp. (I)	1,300	59,865
US Airways Group, Inc. (I)	2,300	20,033
US Auto Parts Network, Inc. (I)	700	6,090
US Ecology, Inc.	100	1,743
US Gold Corp. (I)	1,400	12,362
US Physical Therapy, Inc.	300	6,702
USA Mobility, Inc.	500	7,245
USA Truck, Inc. (I)	200	2,600
USANA Health Sciences, Inc. (I)	200	6,902
USEC, Inc. (I)	2,500	11,000
USG Corp. (I)(L)	1,400	23,324
UTStarcom, Inc. (I)(L)	1,900	4,465
Vaalco Energy, Inc. (I)	600	4,656
Vail Resorts, Inc. (I)	700	34,132
Valassis Communications, Inc. (I)	700	20,398
Valero Energy Corp.	8,000	238,560
Valhi, Inc. (L)	1,500	39,720

136

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Valley National Bancorp	2,094	$29,232
Valmont Industries, Inc.	400	41,748
Valspar Corp.	1,500	58,650
ValueClick, Inc. (I)	900	13,014
Vanda Pharmaceuticals, Inc. (I)	400	2,916
Varian Medical Systems, Inc. (I)	1,100	74,404
Varian Semiconductor
Equipment Associates, Inc. (I)	1,200	58,404
Vascular Solutions, Inc. (I)	400	4,364
VCA Antech, Inc. (I)(L)	1,400	35,252
Vector Group, Ltd.	1,113	19,244
Vectren Corp.	1,200	32,640
Veeco Instruments, Inc. (I)	600	30,504
Venoco, Inc. (I)	900	15,381
VeriFone Systems, Inc. (I)	1,300	71,435
VeriSign, Inc.	1,600	57,936
Verisk Analytics, Inc., Class A (I)	1,300	42,588
Verizon Communications, Inc.	26,100	1,005,894
Vertex Pharmaceuticals, Inc. (I)	1,600	76,688
VF Corp. (L)	1,500	147,795
Viacom, Inc.	200	10,658
Viacom, Inc., Class B	5,100	237,252
Viad Corp.	400	9,576
Viasat, Inc. (I)	400	15,936
Vical, Inc. (I)	900	2,664
Vicor Corp.	200	3,298
Viewpoint Financial Group	420	5,460
Virginia Commerce Bancorp, Inc. (I)	600	3,444
Virnetx Holding Corp.	500	9,955
Viropharma, Inc. (I)	1,000	19,900
Virtus Investment Partners, Inc. (I)	85	5,008
Virtusa Corp. (I)	600	11,238
Visa, Inc., Class A	4,100	301,842
Vishay Intertechnology, Inc. (I)	3,500	62,090
Vishay Precision Group, Inc. (I)	250	3,918
Vital Images, Inc. (I)	100	1,351
VMware, Inc., Class A (I)	800	65,232
Vocus, Inc. (I)	100	2,586
Volcom, Inc.	400	7,412
Volt Information Sciences, Inc. (I)	500	4,100
Volterra Semiconductor Corp. (I)	300	7,449
Vonage Holdings Corp. (I)	2,900	13,224
VSE Corp.	100	2,971
Vulcan Materials Company (L)	1,600	72,960
W&T Offshore, Inc.	1,000	22,790
W.R. Berkley Corp.	2,000	64,420
W.R. Grace & Company (I)	1,100	42,119
WABCO Holdings, Inc. (I)	1,000	61,640
Wabtec Corp.	600	40,698
Waddell & Reed Financial, Inc., Class A	1,200	48,732
Wal-Mart Stores, Inc.	25,259	1,314,731
Walgreen Company	8,320	333,965
Walter Energy, Inc.	700	94,801
Warner Music Group Corp. (I)	1,800	12,186
Warren Resources, Inc. (I)	900	4,581
Washington Banking Company	400	5,640
Washington Federal, Inc.	1,600	27,744
Washington Trust Bancorp, Inc.	400	9,496
Waste Connections, Inc.	1,650	47,504
Waste Management, Inc.	4,265	159,255
Waters Corp. (I)	800	69,520
Waterstone Financial, Inc. (I)	200	614
Watsco, Inc.	400	27,884
Watson Pharmaceuticals, Inc. (I)	1,700	95,217
Watts Water Technologies, Inc., Class A	600	22,914

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Wausau Paper Corp.	400	$3,056
WD-40 Company	300	12,702
Weatherford International, Ltd. (I)	900	20,340
Web.com Group, Inc. (I)	700	10,213
WebMD Health Corp. (I)	800	42,736
Websense, Inc. (I)	564	12,955
Webster Financial Corp.	1,300	27,859
Weight Watchers International, Inc.	1,100	77,110
Weis Markets, Inc.	300	12,138
WellCare Health Plans, Inc. (I)	800	33,560
WellPoint, Inc.	4,700	328,013
Wells Fargo & Company	44,435	1,408,590
Wendy’s/Arby’s Group, Inc., Class A	6,304	31,709
Werner Enterprises, Inc.	900	23,823
WesBanco, Inc.	400	8,284
WESCO International, Inc. (I)	800	50,000
West Bancorp, Inc.	800	6,384
West Coast Bancorp (I)	1,205	4,181
West Marine, Inc. (I)	300	3,129
West Pharmaceutical Services, Inc.	500	22,385
Westamerica Bancorp. (L)	400	20,548
Westar Energy, Inc. (L)	1,600	42,272
Western Alliance Bancorp (I)	1,400	11,508
Western Digital Corp. (I)	3,400	126,786
Western Refining, Inc. (I)(L)	900	15,255
Westfield Financial, Inc.	400	3,624
Westlake Chemical Corp.	1,000	56,200
Westwood Holdings Group, Inc.	200	8,050
Westwood One, Inc. (I)	103	747
Weyerhaeuser Company (L)	5,864	144,254
WGL Holdings, Inc.	700	27,300
Whirlpool Corp.	1,300	110,968
White Mountains Insurance Group, Ltd.	100	36,420
Whiting Petroleum Corp. (I)	1,600	117,520
Whitney Holding Corp.	1,400	19,068
Whole Foods Market, Inc.	1,700	112,030
Willbros Group, Inc. (I)	600	6,552
Williams-Sonoma, Inc. (L)	1,500	60,750
Wilmington Trust Corp.	1,600	7,232
Wilshire Bancorp, Inc. (I)	700	3,430
Windstream Corp.	4,921	63,333
Winn-Dixie Stores, Inc. (I)	800	5,712
Winnebago Industries, Inc. (I)	400	5,348
Wintrust Financial Corp.	500	18,375
Wisconsin Energy Corp.	2,600	79,300
WMS Industries, Inc. (I)	700	24,745
Wolverine World Wide, Inc.	859	32,024
Woodward, Inc.	900	31,104
World Acceptance Corp. (I)	300	19,560
World Fuel Services Corp.	800	32,488
World Wrestling Entertainment, Inc., Class A	500	6,285
Worthington Industries, Inc.	1,400	29,288
Wright Express Corp. (I)	500	25,920
Wright Medical Group, Inc. (I)	600	10,206
WW Grainger, Inc.	700	96,376
Wyndham Worldwide Corp.	3,000	95,430
Wynn Resorts, Ltd.	1,100	139,975
X-Rite, Inc. (I)	1,300	6,175
Xcel Energy, Inc.	4,075	97,352
Xerox Corp.	20,396	217,217
Xilinx, Inc. (L)	2,900	95,120
Yahoo!, Inc. (I)	11,400	189,810
York Water Company	200	3,482
Young Innovations, Inc.	100	3,140
Yum! Brands, Inc.	3,300	169,554

137

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Zale Corp. (I)	300	$1,197
Zebra Technologies Corp., Class A (I)	900	35,316
Zep, Inc.	400	6,964
Zimmer Holdings, Inc. (I)	1,800	108,954
Zions Bancorporation	2,044	47,135
Zix Corp. (I)	1,800	6,624
Zoll Medical Corp. (I)	300	13,443
Zoltek Companies, Inc. (I)	800	10,744
Zoran Corp. (I)	700	7,273
Zumiez, Inc. (I)	597	15,779

		146,401,509
Virgin Islands - 0.01%
UTi Worldwide, Inc.	1,600	32,384

TOTAL COMMON STOCKS (Cost $184,444,579)		$258,629,525

PREFERRED SECURITIES - 0.16%
Brazil - 0.14%
Banco do Estado do Rio Grande do Sul SA	500	6,156
Cia Energetica do Ceara	200	4,116
Cia Paranaense de Energia	500	13,613
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (I)	4	164
Companhia de Bebidas das Americas, ADR	3,500	99,085
Companhia de Ferro Ligas Da Bahia	300	2,359
Companhia de Transmissao de Energia
Eletrica Paulista	200	6,377
Companhia Energetica de Sao Paulo	1,400	26,668
Confab Industrial SA	3,491	9,408
Contax Participacoes SA	400	6,076
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	800	17,689
Fertilizantes Fosfatados SA	1,100	10,672
Forjas Taurus SA	500	1,280
Gerdau SA	875	10,821
Itau Unibanco Holding SA	4,869	116,010
Klabin SA	6,500	26,276
Lojas Americanas SA	3,200	26,656
Marcopolo SA	2,500	10,474
Sao Paulo Alpargatas SA	1,700	11,662
Suzano Papel e Celulose SA	2,750	25,350
Tam SA	1,300	25,082
Tele Norte Leste Participacoes SA	700	12,048
Universo Online SA	500	4,805
Usinas Siderurgicas de Minas Gerais SA	3,400	41,129
Vivo Participacoes SA	203	8,032

		522,008
Chile - 0.01%
Embotelladora Andina SA	2,591	10,415
Embotelladora Andina SA	1,981	9,659

		20,074
Germany - 0.01%
Porsche Automobil Holding SE	589	38,669

TOTAL PREFERRED SECURITIES (Cost $380,422)		$580,751

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.21%
U.S. Government - 9.75%
U.S. Treasury Bonds
6.875%, 08/15/2025	$350,000	$460,305
7.500%, 11/15/2024	2,400,000	3,308,626
8.875%, 08/15/2017	1,525,000	2,081,029
9.250%, 02/15/2016	3,100,000	4,122,033

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
9.875%, 11/15/2015	$370,000	$498,430
10.625%, 08/15/2015 (L)	3,985,000	5,443,574
11.250%, 02/15/2015 (L)	5,800,000	7,877,125
U.S. Treasury Notes
2.000%, 11/30/2013	1,200,000	1,226,906
2.625%, 02/29/2016	1,750,000	1,783,086
2.750%, 02/15/2019	1,200,000	1,170,750
3.625%, 02/15/2020	750,000	769,277
4.250%, 08/15/2014 to 11/15/2014	6,700,000	7,321,143

		36,062,284
U.S. Government Agency - 19.46%
Federal Farm Credit Bank
3.000%, 09/22/2014	500,000	522,009
3.400%, 06/04/2018	1,000,000	1,006,810
4.875%, 12/16/2015 to 01/17/2017	7,000,000	7,809,018
5.125%, 08/25/2016	3,000,000	3,404,892
5.220%, 05/15/2023	2,480,000	2,746,632
5.250%, 03/06/2023	1,135,000	1,247,866
Federal Home Loan Bank
2.875%, 06/12/2015	800,000	830,919
3.375%, 06/12/2020	500,000	482,474
3.625%, 10/18/2013 to 03/10/2017	1,700,000	1,787,727
4.125%, 03/13/2020	550,000	566,769
4.500%, 09/13/2019	1,850,000	1,979,844
4.750%, 09/11/2015 to 12/16/2016	7,050,000	7,796,957
4.875%, 05/17/2017	3,400,000	3,777,849
5.000%, 12/21/2015 to 11/17/2017	7,700,000	8,633,775
5.125%, 10/19/2016	450,000	506,497
5.250%, 06/18/2014	1,130,000	1,259,223
5.365%, 09/09/2024	800,000	888,939
5.375%, 05/18/2016 to 09/30/2022	7,950,000	9,014,477
5.500%, 08/13/2014	3,300,000	3,729,059
5.625%, 06/11/2021	905,000	1,033,603
Federal Home Loan Mortgage Corp.
2.500%, 04/23/2014	700,000	721,462
3.750%, 03/27/2019	600,000	617,631
4.875%, 11/15/2013	650,000	711,440
Federal National Mortgage Association
2.500%, 05/15/2014	900,000	928,195
Tennessee Valley Authority
4.375%, 06/15/2015	3,400,000	3,710,349
4.500%, 04/01/2018	2,300,000	2,482,926
5.500%, 07/18/2017	1,250,000	1,430,068
6.250%, 12/15/2017	1,986,000	2,352,242

		71,979,652

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $105,599,441)		$108,041,936

CORPORATE BONDS - 0.00%
India - 0.00%
Britannia Industries, Ltd.
8.250%, 03/22/2013	33,150	305

TOTAL CORPORATE BONDS (Cost $384)		$305

CONVERTIBLE BONDS - 0.00%
Australia - 0.00%
West Australian Newspapers Holdings, Ltd.
zero coupon, 06/30/2011	$25	$134

TOTAL CONVERTIBLE BONDS (Cost $130)		$134

138

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
AFP Properties, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	4,500	$732
Promotora de Informaciones SA (Expiration
Date: 06/28/2014, Strike Price:
EUR 2.00) (I)	1	1

TOTAL WARRANTS (Cost $1,117)		$733

RIGHTS - 0.00%
B2W Cia Global Do Varejo (Expiration Date:
04/26/2011, Strike Price: BRL 21.62) (I)	125	86
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $58.00) (I)	600	1,500
Cramo OYJ (Expiration Date: 04/15/2011,
Strike Price: EUR 10.50) (I)	941	3,105
Gildemeister AG, (Expiration Date:
04/11/2011, Strike Price: 13.66) (I)	331	221
Porsche Automobil Holding SE (Expiration
Date: 04/12/2011, Strike Price:
EUR 38.00) (I)	589	5,106
Robinsons Land Corp. (Expiration Date:
04/15/2011, Strike Price: PHP 10.00) (I)	12,250	429
Tele Norte Leste Participacoes SA (Expiration
Date: 04/25/11, Strike Price: BRL 38.55) (I)	387	2

TOTAL RIGHTS (Cost $8,494)		$10,449

SECURITIES LENDING COLLATERAL - 5.04%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,863,765	18,650,508

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,651,067)		$18,650,508

SHORT-TERM INVESTMENTS - 0.32%
Money Market Funds* - 0.32%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$1,166,994	$1,166,994

TOTAL SHORT-TERM INVESTMENTS (Cost $1,166,994)		$1,166,994

Total Investments (Disciplined Diversification Trust)
(Cost $310,252,628) - 104.66%		$387,081,335
Other assets and liabilities, net - (4.66%)		(17,229,725)

TOTAL NET ASSETS - 100.00%		$369,851,610

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.90%
Bermuda - 0.08%
Central European Media Enterprises, Ltd. (I)	43,540	$918,842
Brazil - 10.51%
Banco ABC Brasil SA	96,300	731,400
Banco Alfa de Investimento SA	35,300	161,943
Banco Santander Brasil SA	17,919	217,313
Banco Santander Brasil SA, ADR	1,168,125	14,321,213
Bematech SA	92,950	415,034
BM&F Bovespa SA	2,931,500	21,277,233
BR Malls Participacoes SA	455,587	4,743,809
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	718,200	369,515
BRF - Brasil Foods SA (L)	303,002	5,784,308
Brookfield Incorporacoes SA	350,100	1,818,423

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Camargo Correa
Desenvolvimento Imobiliario SA	107,650	$425,945
Cia Providencia Industria e Comercio SA	50,100	189,948
Cosan SA Industria e Comercio	152,800	2,377,190
CR2 Empreendimentos Imobiliarios SA	9,300	38,165
Even Construtora e Incorporadora SA	183,600	946,873
EZ Tec Empreendimentos e Participacoes SA	87,400	749,456
Fertilizantes Heringer SA (I)	21,600	132,300
Fibria Celulose SA, SADR (I)(L)	191,298	3,141,113
Gafisa SA	362,800	2,293,263
Gafisa SA, ADR	99,513	1,277,747
General Shopping Brasil SA (I)	37,300	250,852
Gerdau SA	191,900	1,857,116
Gerdau SA, SADR (L)	1,115,434	13,942,925
Grendene SA	193,100	1,135,430
Helbor Empreendimentos SA	38,600	459,375
Iguatemi Empresa de Shopping Centers SA	20,000	488,776
Industrias Romi SA	111,700	769,684
Inepar SA Industria E Construcoes (I)	13,400	44,895
Inpar SA (I)	539,950	1,025,232
JBS SA	747,302	2,682,259
JHSF Participacoes SA	151,100	384,078
Kroton Educacional SA (I)	43,900	565,740
Log-in Logistica Intermodal SA (I)	110,300	567,495
Magnesita Refratarios SA (I)	289,756	1,526,293
Mahle-metal Leve Sa Industria E Comercio	1,500	38,578
Marfrig Frigorificos e Comercio
de Alimentos SA	284,047	2,538,355
Metalfrio Solutions SA	26,400	181,104
Minerva SA	33,800	133,531
MPX Energia SA (I)	26,400	645,993
Paranapanema SA (I)	469,250	1,520,432
Perdigao SA	7,000	132,184
Petroleo Brasileiro SA	13,042	260,576
Petroleo Brasileiro SA, ADR	132,929	5,374,319
Petroleo Brasileiro SA, SADR	202,591	7,200,084
Porto Seguro SA	102,124	1,726,409
Positivo Informatica SA	22,100	107,749
Profarma Distribuidora de
Produtos Farmaceuticos SA	16,200	152,311
Rodobens Negocios Imobiliarios SA	61,100	467,798
Rossi Residencial SA	6,600	55,019
Sao Carlos Empreendimentos
e Participacoes SA	27,805	383,188
Sao Martinho SA	82,800	1,297,799
SLC Agricola SA	16,500	231,838
Springs Global Participacoes SA	69,333	205,963
Sul America SA	168,300	2,102,912
Tecnisa SA	16,600	120,688
TPI - Triunfo Participacoes e Investimentos SA	23,810	130,961
TRISUL SA	51,446	139,277
Usinas Siderurgicas de Minas Gerais SA	319,300	5,476,005

		117,735,414
Cayman Islands - 0.02%
China Dongxiang Group Company	648,000	204,690
Chile - 2.09%
Cementos Bio-Bio SA	50,384	114,449
Cia General de Electricidad	41,011	231,822
Companhia Sudamericana de Vapores SA (I)	209,693	156,287
Cristalerias de Chile SA	66,213	831,735
Empresas CMPC SA	163,341	8,001,025
Empresas Copec SA	107,494	1,890,377
Empresas Iansa SA (I)	1,714,806	213,610
Empresas La Polar SA	179,323	956,590

139

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Enersis SA, SADR	371,730	$7,739,419
GASCO SA	130,347	845,966
Industrias Forestales SA	1,557,243	474,362
Inversiones Aguas Metropolitanas SA	119,379	181,699
Madeco SA	7,897,269	461,287
Masisa SA (I)	4,707,749	729,349
Paz Corp., SA (I)	73,479	78,932
Ripley Corp SA (I)	281,215	371,794
Socovesa SA	25,000	18,790
Vina San Pedro Tarapaca SA	19,029,176	155,851

		23,453,344
China - 8.95%
Angang Steel Company, Ltd., Class H	1,318,000	1,795,406
Anhui Tianda Oil Pipe Company, Ltd.	60,000	19,456
Anton Oilfield Services Group	1,026,000	174,402
Asia Cement China Holdings Corp.	224,000	139,754
Bank of China, Ltd., Class H	43,843,694	24,368,522
Bank of Communications
Company, Ltd., Class H	6,166,888	6,782,138
Baoye Group Company, Ltd.	376,000	262,849
Beijing Capital International Airport
Company, Ltd., Class H	2,612,000	1,368,852
Beijing Capital Land, Ltd.	1,272,000	469,375
Beijing North Star Company (L)	866,000	213,792
BYD Electronic International Company, Ltd.	947,500	597,951
Catic Shenzhen Holdings, Ltd. (I)	122,000	46,879
China Aoyuan Property Group, Ltd.	1,387,000	247,569
China Citic Bank Corp, Ltd.	5,491,775	4,002,576
China Coal Energy Company, Series H	163,000	221,715
China Communications
Construction Company, Ltd.	4,310,555	4,129,743
China Communications
Services Corp., Ltd., Class H	2,176,000	1,327,003
China Huiyuan Juice Group, Ltd. (L)	1,032,500	702,035
China Minsheng Banking Corp. Ltd.	3,410,000	3,147,564
China Nickel Resources
Holding Company, Ltd.	518,000	81,440
China Petroleum & Chemical Corp.	3,819,439	3,844,794
China Petroleum & Chemical Corp., ADR (L)	109,540	11,017,533
China Railway Construction Corp.	1,809,165	1,886,050
China Rare Earth Holdings, Ltd. (I)(L)	1,000,000	438,145
China Resources Microelectronics Ltd (I)	2,765,000	143,654
China Shipping Container
Lines Company, Ltd. (I)	4,448,150	1,776,381
China Shipping Development Company, Ltd.	920,000	1,041,276
China Unicom, Ltd.	4,504,000	7,489,965
Chongqing Iron & Steel Company, Ltd. (I)	654,000	161,051
Chongqing Machinery &
Electric Company, Ltd.	54,000	18,218
Country Garden Holdings Company	4,281,000	1,880,776
DaChan Food Asia, Ltd.	612,000	115,588
First Tractor Company	354,000	426,237
Golden Meditech Holdings, Ltd. (I)	828,000	141,713
Great Wall Motor Company, Ltd.	102,750	189,686
Great Wall Technology Company, Ltd.	324,942	161,423
Greentown China Holdings, Ltd.	770,500	812,207
Guangshen Railway Company, Ltd., ADR (L)	35,688	670,934
Guangzhou Automobile Group Company, Ltd.	1,836,415	2,242,993
Hainan Meilan International
Airport Company, Ltd.	201,000	217,436
Hidili Industry International Development, Ltd.	1,278,000	1,135,409
Honghua Group, Ltd. (I)	1,182,000	161,337
Industrial & Commercial Bank of China, Ltd.	90,090	74,706
KWG Property Holding, Ltd.	1,023,013	828,150

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Lingbao Gold Company, Ltd.	450,000	$370,423
Maanshan Iron & Steel Company, Ltd.	1,866,000	1,007,801
NetDragon Websoft, Inc.	185,500	90,187
New World Department Store China	84,000	58,685
Powerlong Real Estate Holdings, Ltd.	55,000	17,783
Qingling Motors Company, Ltd.	1,054,000	336,484
Qunxing Paper Holdings Company, Ltd. (I)	634,371	178,825
Semiconductor Manufacturing
International Corp., SADR (I)	140,377	533,433
Semiconductor
Manufacturing International Corp. (I)	15,570,000	1,178,829
Shandong Chenming Paper Holdings, Ltd.	335,500	279,995
Shandong Xinhua
Pharmaceutical Company, Ltd.	92,000	34,153
Shanghai Forte Land Company (L)	1,444,595	640,587
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	183,595
Shanghai Prime Machinery Company, Ltd.	962,000	201,572
Shimao Property Holdings, Ltd., GDR	1,805,000	2,551,904
Shui On Land, Ltd. (L)	3,015,745	1,393,569
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	641,000	378,592
Sinotrans Shipping, Ltd.	829,000	268,876
Sinotrans, Ltd., Class H	2,019,000	491,555
SPG Land Holdings, Ltd.	353,625	166,440
Sunny Optical Technology
Group Company, Ltd.	102,000	33,386
Tiangong International Company, Ltd.	102,000	88,839
Tianneng Power International, Ltd.	291,720	142,232
Travelsky Technology, Ltd.	848,000	826,446
Uni-President China Holdings, Ltd.	241,000	123,160
Weiqiao Textile Company	603,000	600,329
Wuyi International
Pharmaceutical Company, Ltd.	645,000	58,972
Xiamen International Port Company, Ltd.	1,372,000	280,030
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	543,903
Zhejiang Glass Company, Ltd. (I)	162,000	51,650
Zhong An Real Estate, Ltd. (I)	801,600	180,131

		100,267,049
Czech Republic - 0.24%
Pegas Nonwovens SA	22,565	576,623
Unipetrol AS (I)	214,695	2,157,025

		2,733,648
Hong Kong - 5.02%
AMVIG Holdings, Ltd.	494,000	380,636
Asian Citrus Holdings, Ltd.	73,000	80,612
Asian Union New Media Group, Ltd. (I)	4,400,000	15,272
Avic International Holding HK, Ltd. (I)	1,522,000	76,184
Beijing Development Hong Kong, Ltd. (I)	203,000	34,488
Beijing Enterprises Holdings, Ltd.	522,500	2,993,481
C C Land Holdings, Ltd.	190,000	64,811
Central China Real Estate, Ltd.	438,000	121,674
Centron Telecom International Holdings, Ltd.	262,900	64,011
Chaoda Modern Agriculture Holdings, Ltd.	3,056,474	1,906,626
China Aerospace International Holdings, Ltd.	1,971,200	235,387
China Agri-Industries Holdings, Ltd.	730,000	820,672
China Chengtong Development Group, Ltd. (I)	362,000	20,237
China Energine International Holdings, Ltd. (I)	429,853	37,072
China Everbright, Ltd.	998,000	2,233,686
China Grand Forestry
Resources Group, Ltd. (I)	6,636,000	186,622
China Green Holdings, Ltd. (L)	200,627	154,340

140

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Haidian Holdings, Ltd.	1,124,000	$158,867
China Merchants Holdings
International Company, Ltd.	147,103	620,576
China Mining Resources Group, Ltd. (I)	5,780,000	102,619
China Oil and Gas Group, Ltd. (I)	1,160,000	108,651
China Pharmaceutical Group, Ltd.	1,074,000	635,242
China Properties Group, Ltd. (I)	724,000	245,423
China Resources Land, Ltd.	1,142,000	2,136,900
China South City Holdings Ltd.	214,000	34,628
China Starch Holdings, Ltd.	1,020,000	61,135
China Travel International Investment
Hong Kong, Ltd. (I)	4,134,000	864,418
China Unicom Hong Kong, Ltd. (L)	149,912	2,488,539
China Zenith Chemical Group, Ltd. (I)	1,150,000	23,369
Citic Pacific, Ltd.	1,524,000	4,223,080
CITIC Resources Holdings, Ltd. (I)	3,528,000	767,319
Coastal Greenland, Ltd. (I)	710,000	45,288
Cosco International Holdings, Ltd.	925,625	592,637
COSCO Pacific, Ltd.	1,546,000	2,922,550
Coslight Technology
International Group, Ltd. (L)	150,000	75,907
Fosun International	2,296,500	1,760,802
Franshion Properties China, Ltd.	2,946,000	845,503
FU JI Food & Catering
Services Holdings, Ltd. (I)	380,000	0
Fushan International Energy Group, Ltd.	1,490,000	1,067,690
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	410,067
Global Sweeteners Holdings, Ltd.	42,000	8,740
Goldlion Holdings, Ltd.	261,000	111,385
Harbin Power Equipment Company, Ltd.	888,000	921,068
Heng Tai Consumables Group, Ltd.	1,466,500	177,098
HKC Holdings, Ltd. (I)	4,298,149	226,375
Hong Kong Energy Holdings, Ltd. (I)	50,628	5,017
Hopson Development Holdings, Ltd. (I)	850,000	962,354
Hua Han Bio-Pharmaceutical Holdings Ltd	355,200	111,264
Huscoke Resources Holdings, Ltd. (I)	200,000	10,258
Inspur International, Ltd.	1,620,000	100,901
Ju Teng International Holdings, Ltd.	778,000	241,398
Kai Yuan Holdings, Ltd. (I)	1,700,000	53,297
Kingboard Chemical Holdings, Ltd.	588,025	3,089,685
Kingway Brewery Holdings, Ltd. (I)	578,000	181,788
Lai Fung Holdings, Ltd.	4,485,000	198,910
MIN XIN Holdings, Ltd.	92,000	49,858
Minmetals Land, Ltd. (I)	654,000	121,936
Minmetals Resources, Ltd. (I)(L)	8,000	6,494
Nan Hai Corp., Ltd. (I)	27,150,000	167,744
Neo-China Land Group Holdings, Ltd. (I)	359,000	125,435
New World China Land, Ltd.	1,556,800	587,322
Nine Dragons Paper Holdings, Ltd.	365,000	437,076
Oriental Ginza Holdings, Ltd. (I)	134,000	17,971
Poly Hong Kong Investment, Ltd. (L)	1,436,453	1,355,854
Pou Sheng International Holdings, Ltd. (I)	394,000	62,257
Prosperity International Holdings HK, Ltd.	1,320,000	68,735
Qin Jia Yuan Media Services Company, Ltd.	501,064	82,327
REXLot Holdings, Ltd.	1,559,921	172,145
Samson Holding, Ltd.	241,548	48,544
Shanghai Industrial Holdings, Ltd.	620,000	2,378,725
Shanghai Zendai Property, Ltd.	2,530,000	91,194
Shenzhen International Holdings, Ltd.	10,320,000	888,541
Shenzhen Investment, Ltd.	2,476,000	823,992
Shougang Concord International
Enterprises Company, Ltd. (I)	3,828,000	520,583
Silver Grant International	1,072,000	420,295
Sim Technology Group, Ltd.	492,000	104,757

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Sino Prosper State Gold
Resources Holdings Ltd. (I)	520,000	$29,287
Sino Union Petroleum &
Chemical International, Ltd. (I)	2,560,000	217,617
Sino-Ocean Land Holdings, Ltd.	4,137,624	2,576,722
Sinofert Holdings, Ltd. (I)	2,924,000	1,266,764
Sinolink Worldwide Holdings, Ltd.	2,292,000	275,115
Sinomedia Holding, Ltd.	92,139	33,462
Sinopec Kantons Holdings, Ltd.	424,000	244,605
Sinotruk Hong Kong, Ltd.	836,500	714,398
Skyworth Digital Holdings, Ltd.	1,054,000	596,116
Soho China, Ltd.	2,544,000	2,183,737
Solargiga Energy Holdings, Ltd. (I)	305,000	82,802
SRE Group, Ltd.	2,806,000	256,177
TAK Sing Alliance Holdings, Ltd.	182,675	22,543
TCC International Holdings, Ltd.	128,000	64,088
TCL Multimedia Technology Holdings, Ltd.	877,200	256,755
Tian An China Investment, Ltd.	741,000	461,235
Tomson Group, Ltd.	380,807	144,600
TPV Technology, Ltd.	295,684	177,663
Truly International Holdings, Ltd.	613,000	141,618
Wasion Group Holdings, Ltd.	278,000	149,595
Xiwang Sugar Holdings Company, Ltd.	483,717	121,460
Yip’s Chemical Holdings, Ltd.	96,000	105,662
Yuexiu Property Company, Ltd. (I)	7,105,250	1,577,970

		56,248,335
Hungary - 0.06%
Danubius Hotel and Spa PLC (I)	6,805	134,197
Egis Gyogyszergyar	3,604	382,846
Fotex Holding SE Company, Ltd. (I)(L)	56,874	110,278

		627,321
India - 9.20%
3i Infotech, Ltd.	18,242	18,058
Aarti Industries, Ltd.	51,087	56,093
Aban Offshore, Ltd.	15,263	210,593
ABG Shipyard, Ltd.	4,051	33,164
Aditya Birla Nuvo, Ltd.	55,261	1,015,745
Ador Welding, Ltd.	8,367	31,183
Aftek, Ltd. (I)	28,740	7,973
Alembic, Ltd.	73,121	118,641
Allahabad Bank	186,565	967,437
Alok Industries, Ltd.	568,576	282,399
Amtek Auto, Ltd.	146,074	487,308
Andhra Bank	198,888	672,614
Ansal Properties & Infrastructure, Ltd.	30,966	26,011
Apollo Tyres, Ltd.	226,563	354,441
Arvind, Ltd. (I)	104,084	162,324
Ashok Leyland, Ltd.	830,697	1,061,874
Avaya Global Connect, Ltd.	148	555
Bajaj Auto Finance, Ltd.	14,034	219,874
Bajaj Finserv, Ltd.	2,438	28,515
Bajaj Hindusthan, Ltd.	114,988	184,283
Bajaj Holdings and Investment, Ltd.	49,562	879,105
Balaji Telefilms, Ltd.	15,413	11,453
Balkrishna Industries, Ltd.	225	677
Ballarpur Industries, Ltd.	403,880	329,188
Balmer Lawrie & Company, Ltd.	5,100	62,862
Balrampur Chini Mills, Ltd. (I)	206,266	323,970
Bank of Baroda	57,700	1,310,132
Bank of India	111,971	1,189,429
Bank of Maharashtra	152,501	205,000
BEML, Ltd.	14,453	223,901
Birla Corp., Ltd.	41,435	311,049

141

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Bombay Burmah Trading Company, Ltd.	3,000	$26,650
Bombay Rayon Fashions, Ltd.	43,264	249,748
Brigade Enterprises, Ltd.	1,477	2,985
Cairn India, Ltd. (I)	475,630	3,728,543
Canara Bank	60,675	851,353
Central Bank of India	11,460	36,152
Century Textile & Industries, Ltd.	34,929	277,768
Chambal Fertilizers & Chemicals, Ltd.	162,205	290,263
Cholamandalam DBS Finance, Ltd.	2,091	8,137
City Union Bank, Ltd.	162,675	163,549
Corporation Bank	2,490	35,217
Cranes Software International, Ltd. (I)	13,600	1,618
Dalmia Bharat Enterprises, Ltd. (I)	12,925	52,732
Dalmia Bharat Sugar & Industries, Ltd.	12,925	7,012
DCM Shriram Consolidated, Ltd.	39,804	35,762
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	28,839	102,708
Development Credit Bank, Ltd. (I)	121,079	124,880
DLF, Ltd.	196,954	1,198,342
Dredging Corp. of India, Ltd.	1,365	10,590
Edelweiss Capital, Ltd.	304,550	270,219
Eicher Motors, Ltd.	3,211	96,609
EID Parry India, Ltd.	80,296	390,036
Elder Pharmaceuticals, Ltd.	7,799	68,154
Electrosteel Castings, Ltd.	89,970	61,808
Escorts, Ltd.	20,272	64,960
Essel Propack, Ltd.	37,352	43,528
Eveready Industries India, Ltd.	12,000	13,520
Everest Kanto Cylinder, Ltd.	16,675	29,189
Federal Bank, Ltd.	163,534	1,536,693
Finolex Cables, Ltd.	54,200	56,973
Finolex Industries, Ltd.	46,584	91,499
Firstsource Solutions, Ltd. (I)	41,837	16,887
Future Capital Holdings, Ltd.	4,573	14,399
Gammon India, Ltd.	85,633	224,538
Gateway Distriparks, Ltd.	10,919	29,783
Geodesic, Ltd.	106,859	185,779
Gitanjali Gems, Ltd.	56,665	313,307
Godfrey Philips India, Ltd.	762	32,802
Graphite India, Ltd.	75,117	157,248
Grasim Industries, Ltd.	28,107	1,625,340
Great Eastern Shipping Company, Ltd.	80,820	476,073
Great Offshore, Ltd.	29,781	172,055
Gujarat Alkalies & Chemicals, Ltd.	24,028	68,094
Gujarat Ambuja Exports, Ltd.	77,000	53,066
Gujarat Flourochemicals, Ltd.	6,327	50,679
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	141,864
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	180,666
HBL Power Systems, Ltd.	5,099	2,216
HCL Infosystems, Ltd.	126,394	290,740
HEG, Ltd.	12,877	61,753
Heidelbergcement India, Ltd. (I)	4,823	4,788
Hexaware Technologies, Ltd.	304,970	448,583
Himatsingka Seide, Ltd.	28,000	21,430
Hindalco Industries, Ltd.	1,340,282	6,283,870
Hinduja TMT, Ltd.	5,620	32,890
Hotel Leela Venture, Ltd.	112,448	97,617
Housing Development
& Infrastructure, Ltd. (I)	105,024	421,908
ICICI Bank, Ltd.	10,431	260,628
ICICI Bank, Ltd., SADR	352,665	17,573,297
ICSA India, Ltd.	41,569	108,698
Idea Cellular, Ltd. (I)	392,651	597,556
IFCI, Ltd.	109,572	129,588

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
India Cements, Ltd.	258,302	$555,320
India Glycols, Ltd.	11,700	32,804
India Infoline, Ltd.	213,160	357,865
Indiabulls Financial Services, Ltd.	240,661	834,805
Indiabulls Real Estate, Ltd. (I)	315,338	890,522
Indian Bank	70,234	366,552
Indian Hotels Company, Ltd.	151,812	288,826
Indian Overseas Bank	234,477	749,733
Industrial Development Bank of India, Ltd.	267,194	852,438
Infomedia 18, Ltd. (I)	11,000	4,479
ING Vysya Bank, Ltd.	16,192	117,080
Ingersoll-Rand India, Ltd.	17,465	173,162
Ispat Industries, Ltd. (I)	43,047	21,859
IVRCL Infrastructures & Projects, Ltd.	311,424	571,284
Jammu & Kashmir Bank, Ltd.	41,976	822,639
JB Chemicals & Pharmaceuticals, Ltd.	20,800	61,790
JBF Industries, Ltd.	33,505	123,119
Jindal Poly Films, Ltd.	1,258	11,743
Jindal Saw, Ltd.	164,858	751,181
Jindal Stainless, Ltd. (I)	44,529	82,680
JK Tyre & Industries, Ltd.	6,013	12,671
JM Financial, Ltd.	37,218	19,979
JSW Steel, Ltd.	122,212	2,515,527
Jubilant Life Sciences, Ltd.	2,669	10,171
Jubilant Organosys, Ltd.	53,395	209,252
Kalpataru Power Transmission, Ltd.	2,595	8,000
Karnataka Bank, Ltd.	180,381	436,321
Karur Vysya Bank, Ltd.	22,120	196,847
Karur Vysya Bank, Ltd.	8,848	63,864
Kesoram Industries, Ltd.	26,673	122,519
KS Oils, Ltd.	62,402	45,082
Lakshmi Vilas Bank, Ltd.	30,751	67,412
Lanxess ABS, Ltd.	4,800	40,293
Madhucon Projects, Ltd.	387	816
Madras Cements, Ltd.	36,000	82,659
Maharashtra Seamless, Ltd.	38,253	278,794
Mahindra Lifespace Developers, Ltd.	10,600	91,647
Manaksia, Ltd.	3,292	5,973
Mangalam Cement, Ltd.	14,461	35,923
Mastek, Ltd.	18,261	49,641
McLeod Russel India, Ltd.	69,732	397,171
Mercator Lines, Ltd.	163,169	141,042
Merck, Ltd.	4,754	62,672
Monnet Ispat & Energy, Ltd.	29,947	346,203
Moser Baer India, Ltd.	102,800	95,306
MRF, Ltd.	920	129,591
Mukand, Ltd.	22,832	23,305
Nagarjuna Construction Company, Ltd.	263,914	597,619
Nagarjuna Fertilizers & Chemicals, Ltd.	125,682	79,216
Nahar Spinning Mills, Ltd.	6,600	14,353
National Organic Chemical Industries, Ltd.	80,240	29,632
NIIT Technologies, Ltd.	19,088	78,643
NIIT, Ltd.	19,897	25,608
Noida Toll Bridge Company, Ltd.	62,165	36,971
Omaxe, Ltd. (I)	20,537	63,249
Orbit Corp., Ltd.	43,904	53,657
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	256,103
Orient Paper & Industries, Ltd.	58,165	72,061
Oriental Bank of Commerce	101,465	888,016
Panacea Biotec, Ltd.	19,983	81,183
Parsvnath Developers, Ltd. (I)	76,316	77,529
Patni Computer Systems, Ltd.	122,526	1,309,296
Patni Computer Systems, Ltd., ADR (L)	3,538	73,732
Peninsula Land, Ltd.	7,362	9,685
Piramal Healthcare, Ltd.	5,549	51,712

142

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Polaris Software Lab, Ltd.	26,963	$114,579
Polyplex Corp., Ltd.	3,400	15,605
Provogue India, Ltd.	43,382	40,395
PSL, Ltd.	10,200	16,783
PTC India, Ltd.	233,522	441,655
Punj Lloyd, Ltd.	165,098	240,590
Raymond, Ltd. (I)	23,286	165,518
REI Six Ten Retail, Ltd.	7,735	7,639
Reliance Capital, Ltd.	71,378	936,165
Reliance Communications, Ltd.	685,263	1,657,190
Reliance Industries, Ltd.	8,200	192,780
Reliance Industries, Ltd., GDR	31,808	1,508,335
Reliance Industries, Ltd., GDR
(London Exchange) (S)	243,166	11,520,600
Rolta India, Ltd.	133,332	414,674
RPG Itochu Finance, Ltd.	535	1,212
Ruchi Soya Industries, Ltd.	125,412	296,476
S Kumars Nationwide, Ltd. (I)	78,505	96,451
SEAMEC, Ltd.	10,845	24,202
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	6,058	39,726
Sicagen India, Ltd. (I)	6,851	2,972
Sical Logistics, Ltd. (I)	6,851	11,158
Sobha Developers, Ltd.	24,143	159,820
Sonata Software, Ltd.	29,000	27,723
South Indian Bank, Ltd.	1,171,770	602,915
SREI Infrastructure Finance, Ltd.	247,892	247,538
SRF, Ltd.	24,910	178,625
State Bank of India	6,555	405,412
State Bank of India, GDR	435	56,115
Steel Authority of India, Ltd.	43,953	167,217
Sterlite Industries India, Ltd., ADR	377,373	5,826,639
Sundaram Finance, Ltd.	650	7,144
Suzlon Energy, Ltd. (I)	610,254	607,979
Syndicate Bank, Ltd.	206,951	576,040
Tata Chemicals, Ltd.	96,921	741,501
Tata Communications, Ltd., ADR (I)(L)	3,071	33,443
Tata Investment Corp., Ltd.	6,673	76,289
Tata Steel, Ltd.	290,576	4,045,623
Tata Tea, Ltd.	467,750	1,032,590
Teledata Marine Solutions Pte, Ltd.	23,474	18,029
Teledata Technology Solutions (I)	23,474	369
Time Technoplast, Ltd.	4,194	5,248
Triveni Engineering & Industries, Ltd.	8,452	18,311
Tube Investments of India, Ltd.	6,744	20,646
UCO Bank	85,194	204,357
Union Bank of India, Ltd.	169,587	1,328,922
Unitech, Ltd.	94,881	85,855
Unity Infraprojects, Ltd.	5,529	7,901
Usha Martin, Ltd.	154,885	197,948
UTV Software Communications, Ltd. (I)	3,824	49,455
Vardhman Special Steels, Ltd.	1,620	763
Vardhman Textiles, Ltd.	8,101	46,923
Varun Shipping Company, Ltd.	66,246	40,293
Videocon Industries, Ltd.	105,664	454,542
Vijaya Bank	83,311	148,304
Walchandnagar Industrie	2,137	6,406
Zuari Industries, Ltd.	9,200	129,134

		103,048,741
Indonesia - 2.17%
Adhi Karya Tbk PT	69,000	6,644
AKR Corporindo Tbk PT	1,096,500	184,850
Aneka Tambang Tbk PT	5,349,000	1,410,041
Astra Graphia Tbk PT	606,000	45,811

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrie & Brothers Tbk PT (I)	108,774,489	$797,458
Bakrie Sumatera Plantations Tbk PT	17,546,000	724,157
Bakrie Telecom Tbk PT (I)	21,866,000	893,265
Bakrieland Development Tbk PT	42,983,500	692,360
Bank Bukopin Tbk PT	3,314,000	258,837
Bank Danamon Indonesia Tbk PT	1,818,000	1,365,782
Bank Mandiri Tbk PT	1,918,820	1,502,821
Bank Negara Indonesia Persero Tbk PT	6,478,881	2,954,269
Bank Pan Indonesia Tbk PT (I)	4,237,897	563,822
Bank Tabungan Negara Tbk Pt	976,500	187,955
Barito Pacific Tbk PT (I)	844,500	93,231
Berlian Laju Tanker Tbk PT (I)	9,494,166	403,631
Bhakti Investama Tbk PT (I)	14,522,000	289,713
Budi Acid Jaya Tbk PT	1,493,000	36,848
Central Proteinaprima Tbk PT (I)	16,930,000	103,048
Ciputra Development Tbk PT (I)	16,900,000	717,172
Ciputra Surya Tbk PT (I)	896,000	60,661
Darma Henwa Tbk PT (I)	11,027,500	76,088
Davomas Abadi Tbk PT (I)	2,465,000	22,622
Elnusa Tbk PT	2,000,000	67,697
Energi Mega Persada Tbk PT (I)	26,444,181	387,851
Gajah Tunggal Tbk PT	1,019,000	259,946
Global Mediacom Tbk PT	6,426,000	618,688
Gozco Plantations Tbk PT	3,219,500	140,338
Gudang Garam Tbk PT	575,076	2,771,701
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	569,500	111,048
Indofood Sukses Makmur Tbk PT	173,000	107,130
International Nickel Indonesia Tbk PT	3,109,500	1,701,549
Japfa Comfeed Indonesia Tbk PT	103,554	41,001
Kawasan Industri Jababeka Tbk PT (I)	9,474,500	127,353
Lippo Karawaci Tbk PT	10,381,293	728,719
Matahari Putra Prima Tbk PT	2,800,500	460,021
Medco Energi Internasional Tbk PT	2,465,000	812,505
Media Nusantara Citra Tbk PT	259,000	28,047
Mitra Adiperkasa Tbk PT	837,000	263,871
Mitra International Resources Tbk PT (I)	1,747,000	38,263
Panin Financial Tbk PT (I)	16,690,500	324,268
Panin Insurance Tbk PT (I)	1,544,000	92,099
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	605,000	158,194
Polychem Indonesia Tbk PT (I)	1,954,500	43,855
Ramayana Lestari Sentosa Tbk PT	1,774,500	154,341
Sampoerna Agro PT	424,500	159,744
Samudera Indonesia Tbk PT (I)	58,500	24,858
Selamat Sempurna Tbk PT	56,500	7,472
Sentul City Tbk PT (I)	9,917,000	115,190
Sorini Agro Asia Corporindo Tbk PT	391,000	151,550
Summarecon Agung Tbk PT	3,695,000	492,707
Suryainti Permata Tbk PT (I)	1,446,000	14,780
Trias Sentosa Tbk PT	2,019,500	64,991
Trimegah Securities Tbk PT	1,540,500	16,982
Truba Alam Manunggal Engineering PT (I)	11,991,500	78,397
Tunas Ridean Tbk PT	3,358,000	223,798
Wijaya Karya PT	2,361,248	182,107

		24,362,147
Israel - 0.02%
Electra Real Estate, Ltd. (I)	1	6
Mivtach Shamir Holdings, Ltd.	7,750	251,413

		251,419
Luxembourg - 0.00%
Brait SA	18,140	50,328
Malaysia - 4.15%
Affin Holdings BHD	711,300	821,292

143

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Al Aqar KPJ	19,983	$7,717
Alliance Financial Group BHD	1,285,500	1,344,349
AMDB BHD (I)	110,000	16,008
AMMB Holdings BHD	3,568,362	7,638,801
Ann Joo Resources BHD	252,200	241,277
Asas Dunia BHD (I)	24,000	6,910
Asia Pacific Land BHD (I)	282,100	38,188
Bandar Raya Developments BHD	639,900	462,783
Berjaya Corp. BHD (Kuala Lumpur Exchange)	1,930,300	725,185
Berjaya Media BHD (I)	48,200	8,296
BIMB Holdings BHD	142,900	75,844
Bolton BHD	177,100	68,531
Boustead Holdings BHD	552,160	1,068,716
Cahya Mata Sarawak BHD	241,600	201,913
Dijaya Corp. BHD	40,900	14,839
DNP Holdings BHD	124,000	71,686
DRB-Hicom BHD	1,194,900	908,048
Eastern & Oriental BHD	337,900	131,384
Eastern Pacific Industrial Corp. BHD	155,600	117,476
ECM Libra Financial Group BHD	526,534	154,810
EON Capital BHD (I)	454,300	1,050,029
Esso Malaysia BHD	92,100	126,086
Globetronics Technology BHD	190,440	68,554
Glomac BHD	231,300	136,566
Goldis BHD (I)	306,000	156,869
Hap Seng Consolidated BHD	504,200	1,075,706
Hap Seng Plantations Holdings BHD	617,500	612,021
Hong Leong Credit BHD	309,800	920,871
Hong Leong Industries BHD	37,500	49,677
Hunza Properties BHD	113,800	58,611
Hwang-DBS Malaysia BHD	105,200	85,079
IGB Corp. BHD	1,590,043	1,132,843
IJM Corp. BHD	2,070,980	4,377,529
IJM Land BHD	443,300	402,803
Insas BHD (I)	485,264	86,417
Integrated Logistics BHD	162,855	57,015
Jaks Resources BHD (I)	246,000	56,771
Jaya Tiasa Holdings BHD	63,945	130,357
K&N Kenanga Holdings BHD	323,600	85,328
Karambunai Corp. BHD (I)	1,978,300	150,594
Keck Seng BHD	222,300	304,725
Kian Joo Can Factory BHD	290,000	203,098
Kim Loong Resources BHD	29,400	21,657
Kinsteel BHD	561,400	162,859
KLCC Property Holdings BHD	796,400	877,576
KSL Holdings BHD	267,333	162,996
KUB Malaysia BHD	534,400	143,407
Kulim Malaysia BHD	989,600	1,087,024
Kumpulan Hartanah Selangor BHD (I)	410,800	53,640
Kwantas Corp. BHD	56,000	39,160
Land & General BHD (I)	163,200	24,733
Landmarks BHD	384,900	193,325
LBS Bina Group BHD (I)	210,000	40,537
Leader Universal Holdings BHD	540,100	149,884
Lion Corp. BHD (I)	549,100	60,624
Lion Industries Corp. BHD	736,100	436,871
MAA Holdings BHD (I)	133,400	36,259
Malaysia Airports Holdings	180,200	362,133
MBM Resources BHD	60,500	60,349
Mega First Corp. BHD	163,700	92,803
MISC BHD	17,400	45,180
MK Land Holdings BHD (I)	632,500	79,444
MMC Corp. BHD	1,118,700	1,021,773
MNRB Holdings BHD (I)	10,000	8,677
Muhibbah Engineering M BHD	495,300	264,236

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Mulpha International BHD (I)	2,622,700	$458,126
Naim Holdings BHD	198,100	201,181
Nylex Malaysia BHD (I)	81,463	18,100
Oriental Holdings BHD	549,620	967,510
OSK Holdings BHD	881,950	523,416
OSK Property Holdings BHD	82,291	18,746
Panasonic Manufacturing Malaysia BHD	48,200	342,180
PBA Holdings BHD	32,000	10,117
PJ Development Holdings BHD	258,900	66,590
PPB Group BHD	729,200	4,095,471
Protasco BHD	172,400	61,425
Proton Holdings BHD	422,800	494,290
Ranhill BHD	372,100	90,992
RHB Capital BHD	739,900	2,094,262
Scientex, Inc. BHD	51,000	44,976
Scomi Group BHD (I)	1,708,300	183,522
Selangor Dredging BHD	326,900	88,504
Selangor Properties BHD	105,000	143,981
Shangri-La Hotels BHD	101,900	89,181
Shell Refining Company Federation of
Malaya BHD	161,700	576,131
SHL Consolidated BHD	172,300	87,039
Sunway City BHD	438,900	650,305
Sunway Holdings, Inc. BHD	348,900	262,469
Suria Capital Holdings BHD	237,900	159,355
Symphony House BHD (I)	74,426	4,202
TA Ann Holdings BHD	383,160	844,612
TA Enterprise BHD	1,903,200	474,682
TA Global BHD	1,233,900	171,203
TDM BHD	160,500	152,056
Tebrau Teguh BHD (I)	316,000	83,800
Time.com BHD (I)	1,734,500	488,923
Tradewinds Corp. BHD (I)	398,400	130,359
Tradewinds Malaysia BHD	57,000	151,282
TSH Resources BHD	7,300	6,558
Unisem M BHD	601,680	378,770
United Malacca BHD	97,800	225,688
VS Industry BHD	166,770	107,909
WTK Holdings BHD	368,500	231,989
YNH Property BHD	662,715	411,351
YTL Corp. BHD	13,300	32,637
Zelan BHD (I)	227,600	39,487

		46,540,126
Mexico - 6.36%
Alfa SAB de CV	418,000	5,411,233
Alsea SAB de CV	374,150	401,062
Axtel SAB de CV (I)	982,700	575,850
Bolsa Mexicana de Valores SAB de CV	511,600	1,077,012
Carso Infraestructura y Construccion
SAB de CV (I)	157,200	100,443
Cemex SAB de CV, SADR (I)(L)	1,263,420	11,282,341
Coca-Cola Femsa SAB de CV, SADR	32,500	2,502,175
Coca-Cola Femsa SAB de CV, Series L	66,900	515,708
Consorcio ARA SAB de CV	1,418,400	871,709
Corporacion GEO SAB de CV (I)	793,874	2,226,554
Desarrolladora Homex SAB de CV (I)	153,600	700,433
Desarrolladora Homex SAB de CV, ADR (I)	9,800	267,050
Embotelladoras Arca SAB de CV	597,621	3,466,312
Empresas ICA SAB de CV (I)	220,900	502,550
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,810,019
GMD Resorts SAB de CV (I)	68,200	22,935
Gruma SAB de CV, Class B (I)	301,800	633,822
Gruma SAB de CV, SADR (I)	3,214	26,837

144

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Centro Norte
SAB de CV	281,000	$533,913
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (L)	4,057	61,098
Grupo Aeroportuario del Pacifico
SAB de CV (L)	81,585	3,466,547
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	30,747	1,807,001
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	168,878
Grupo Carso SAB de CV	1,110,125	3,659,522
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	131,023
Grupo Famsa SAB de CV (I)	357,718	604,194
Grupo Financiero Banorte SAB de CV	2,397,900	11,289,501
Grupo Financiero Inbursa SA	266,200	1,225,763
Grupo Industrial Maseca SAB de CV	53,900	57,324
Grupo Industrial Saltillo SAB de CV (I)	94,000	126,446
Grupo Kuo SAB de CV (I)	164,000	278,516
Grupo Mexicano de Desarrollo SAB de CV (I)	68,200	54,299
Grupo Simec SAB de CV (I)	219,500	599,755
Industrias CH SAB de CV (I)	265,600	1,093,711
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	1,218,907
Maxcom Telecomunicaciones SAB de CV (I)	85,000	41,305
Minera Frisco SAB de CV, Class A1 (I)	1,110,125	4,864,430
Organizacion Soriana SAB de CV	1,587,300	5,604,849
Qualitas Compania de Seguros SA de CV	318,900	294,651
Sare Holding SAB de CV, Class B (I)	437,200	116,886
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	1,538,894

		71,231,458
Philippines - 0.62%
Banco De Oro	8,240	9,859
Empire East Land Holdings, Inc. (I)	2,990,000	47,498
Filinvest Development Corp.	730,000	74,482
Filinvest Land, Inc.	18,335,500	485,361
First Philippine Holdings Corp.	427,000	564,433
Lopez Holdings Corp. (I)	3,257,000	408,349
Megaworld Corp.	19,138,800	931,926
Metropolitan Bank & Trust Company	1,184,721	1,751,546
Philippine National Bank (I)	348,600	449,399
Rizal Commercial Banking Corp.	602,800	376,545
Robinsons Land Corp.	2,085,400	553,222
Security Bank Corp.	183,427	360,362
Union Bank of Philippines	214,600	304,990
Universal Robina Corp.	320,500	249,551
Vista Land & Lifescapes, Inc.	5,803,000	372,741

		6,940,264
Poland - 1.95%
Agora SA	77,712	716,576
Asseco Poland SA PDA	58,719	1,114,142
Bank BPH SA (I)	14,427	378,915
Bank Millennium SA (I)	803,286	1,649,688
Bioton SA (I)	4,546,178	272,819
Bomi SA (I)	17,357	43,087
Ciech SA (I)	49,420	467,127
Comarch SA (I)	1,802	60,712
Dom Maklerski IDM SA (I)	148,572	145,388
Echo Investment SA (I)	534,956	922,662
Emperia Holding SA	2,613	103,771
Enea SA	6,406	47,868
Energomontaz Poludnie Sa (I)	23,320	33,583
Fabryki Mebli Forte SA	23,417	91,602
Farmacol SA (I)	10,785	119,719
Firma Oponiarska Debica SA	7,768	169,682

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Gant Development SA (I)	4,513	$22,399
Grupa Kety SA	17,839	804,531
Grupa Lotos SA (I)	99,148	1,540,568
Impexmetal SA (I)	98,393	171,098
Koelner Sakoelner Sa (I)	3,500	14,565
Kopex SA (I)	61,117	458,244
Kredyt Bank SA (I)	52,005	312,698
LC Corp. SA (I)	155,767	85,080
MCI Management SA (I)	32,259	97,766
Mostostal-Export SA (I)	22,710	10,007
Netia SA (I)	324,551	599,920
Orbis SA (I)	46,258	649,710
Pekaes SA (I)	6,380	19,690
Pfleiderer Grajewo SA (I)	1,724	11,868
Pol-Aqua SA (I)	4,096	25,231
Polnord SA	19,758	215,603
Polska Grupa Energetyczna SA	165,083	1,331,329
Polski Koncern Naftowy Orlen SA (I)	472,808	8,760,079
Sygnity SA (I)	6,918	53,865
Zaklady Azotowe Pulawy SA	5,389	215,646
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	7,481	93,590

		21,830,828
Russia - 5.39%
Gazprom OAO, SADR	109,866	3,553,066
Gazprom OAO, SADR (London Exchange)	1,513,817	49,061,548
Lukoil OAO	107,569	7,713,546
Surgutneftegaz, SADR	2,174	23,663

		60,351,823
South Africa - 8.47%
ABSA Group, Ltd.	383,490	7,735,199
Adcorp Holdings, Ltd.	20,914	85,779
Aeci, Ltd.	103,361	1,270,381
Afgri, Ltd.	361,807	366,072
Allied Electronics Corp., Ltd.	62,999	232,551
Argent Industrial, Ltd.	113,274	142,336
Aveng, Ltd.	442,348	2,333,465
Barloworld, Ltd.	265,047	2,923,865
Basil Read Holdings, Ltd.	26,929	45,516
Bell Equipment, Ltd. (I)	34,158	63,075
Caxton & CTP Publishers & Printers, Ltd.	185,300	379,314
Ceramic Industries, Ltd.	1,970	40,477
Cipla Medpro South Africa, Ltd.	411,123	418,369
DataTec, Ltd.	255,498	1,400,194
Drdgold, Ltd.	81,220	40,735
Eqstra Holdings, Ltd. (I)	194,239	186,153
Freeworld Coatings, Ltd.	94,081	159,847
Gold Fields, Ltd.	3,784	66,121
Gold Fields, Ltd.	863,100	15,069,726
Gold Reef Resorts, Ltd.	8,700	20,531
Grindrod, Ltd.	607,680	1,332,709
Group Five, Ltd.	61,171	247,186
Harmony Gold Mining Company, Ltd. (L)	491,846	7,313,750
Hudaco Industries, Ltd.	17,551	211,832
Hulamin, Ltd. (I)	106,030	109,622
Iliad Africa, Ltd.	122,270	128,544
Investec, Ltd.	318,380	2,485,009
JD Group, Ltd.	204,241	1,461,003
Kap International Holdings, Ltd.	189,283	65,782
Lewis Group, Ltd.	97,828	1,077,168
Liberty Holdings, Ltd.	151,704	1,594,479
Merafe Resources, Ltd.	2,241,497	489,243
Metair Investments, Ltd.	163,437	337,985

145

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Metorex, Ltd. (I)	16,136	$15,451
Mittal Steel South Africa, Ltd.	106,381	1,415,509
MMI Holdings, Ltd.	85,036	209,458
Mondi, Ltd.	181,251	1,776,065
Murray & Roberts Holdings, Ltd.	85,411	334,808
Mvelaphanda Group, Ltd. (I)	618,180	292,507
Mvelaserve, Ltd. (I)	154,755	269,569
Nedbank Group, Ltd.	282,400	5,908,532
Northam Platinum, Ltd. (L)	172,740	1,120,654
Nu-World Holdings, Ltd.	19,436	71,682
Omnia Holdings, Ltd. (I)	57,918	626,779
Peregrine Holdings, Ltd.	91,159	145,529
Petmin, Ltd.	101,536	45,203
PSG Group, Ltd.	61,269	351,484
Raubex Group, Ltd.	49,180	132,705
Sanlam, Ltd.	2,560,368	10,433,751
Sappi, Ltd. (I)	179,271	947,756
Sappi, Ltd., SADR (I)	156,861	832,932
Sentula Mining, Ltd. (I)	262,338	106,744
Simmer and Jack Mines, Ltd. (I)	1,178,019	132,359
Standard Bank Group, Ltd.	710,301	10,910,273
Stefanutti Stocks Holdings, Ltd.	41,189	63,056
Steinhoff International Holdings, Ltd. (I)	1,769,103	6,581,156
Super Group, Ltd. (I)	1,917,354	209,524
Telkom SA, Ltd.	271,496	1,485,674
Telkom SA, Ltd., SADR	3,000	65,160
Tiger Wheels, Ltd. (I)	32,678	0
Trans Hex Group, Ltd. (I)	44,790	16,903
Trencor, Ltd.	87,122	483,800
Value Group, Ltd.	178,661	92,485
Zeder Investments, Ltd.	46,808	16,883

		94,928,409
South Korea - 14.18%
Aekyung Petrochemical Company, Ltd.	5,080	156,106
Artone Paper Manufacturing Company, Ltd. (I)	3,860	8,797
Asia Cement Company, Ltd.	3,240	137,426
Asia Paper Manufacturing Company, Ltd.	1,600	14,459
BNG Steel Company, Ltd. (I)	7,680	92,949
Bookook Securities Company, Ltd.	4,950	75,338
Boryung Pharmaceutical Company, Ltd.	3,676	77,746
BS Financial Group, Inc. (I)	185,010	2,681,671
BYC Company, Ltd.	240	34,424
Byucksan Corp. (I)	1,580	28,821
Byucksan Engineering &
Construction Company, Ltd. (I)	7,600	10,105
Chin Hung International, Inc. (I)	156,356	32,566
Choil Aluminum
Manufacturing Company, Ltd.	1,630	15,512
Chokwang Leather Company, Ltd.	2,200	25,765
Chong Kun Dang Pharm Corp.	5,060	115,687
Choongwae Pharma Corp.	6,159	81,673
Chosun Refractories Company, Ltd.	1,708	97,144
Chungho Comnet Company, Ltd. (I)	2,270	15,106
CJ CheilJedang Corp.	1,872	392,209
CJ Corp.	17,422	1,166,169
Cj E&m Corp. (I)	9,005	392,081
D.I. Corp	12,000	21,955
Dae Chang Industrial Company, Ltd.	43,270	70,671
Dae Dong Industrial Company, Ltd.	9,000	40,156
Dae Han Flour Mills Company, Ltd.	1,232	180,701
Dae Won Kang Up Company, Ltd.	23,117	103,778
Daeduck Electronics Company, Ltd.	41,630	388,614
Daeduck GDS Company, Ltd.	12,540	102,776
Daegu Bank	146,510	2,401,830

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daehan Steel Company, Ltd.	9,250	$85,062
Daehan Synthetic Fiber Company, Ltd.	486	36,717
Daekyo Company, Ltd.	44,550	242,863
Daelim Industrial Company, Ltd.	32,582	3,171,481
Daelim Trading Company, Ltd.	1,417	5,310
Daesang Corp.	18,550	132,974
Daesang Holdings Company, Ltd.	800	2,255
Daesung Group Holdings Company, Ltd.	525	33,276
Daesung Holdings Company, Ltd.	3,150	36,908
Daesung Industrial Company, Ltd.	1,495	49,131
Daewon Pharmaceutical Company, Ltd.	5,330	34,252
Daewoo Engineering &
Construction Company, Ltd. (I)	129,880	1,432,164
Daewoong Company, Ltd.	620	9,608
Dahaam E-Tec Company, Ltd.	2,630	54,331
Daishin Securities Company, Ltd.	53,530	718,780
Daiyang Metal Company, Ltd. (I)	6,490	8,634
Daou Technology, Inc.	26,120	223,746
DCM Corp.	4,020	44,323
Digital Power Communications Company, Ltd.	13,000	20,976
Dong Ah Tire & Rubber Company, Ltd.	10,970	95,004
Dong Wha Pharmaceutical Company, Ltd.	16,190	69,594
Dong-Il Corp.	673	33,241
Dongbang Transport Logistics Company, Ltd.	5,500	10,017
Dongbu Corp.	12,860	79,817
Dongbu HiTek Company, Ltd. (I)	26,970	397,435
Dongbu Securities Company, Ltd.	32,430	194,746
Dongbu Steel Company, Ltd.	23,705	212,519
Dongil Industries Company, Ltd.	1,340	94,514
Dongil Rubber Belt Company, Ltd.	8,421	46,394
Dongkuk Steel Mill Company, Ltd.	42,070	1,512,307
Dongwon F&B Company, Ltd.	1,080	46,317
Dongyang Engineering & Construction Corp.	1,044	9,788
Doosan Industrial Development Company, Ltd.	35,052	170,752
DPI Holdings Company, Ltd.	5,790	33,776
Eugene Investment &
Securities Company, Ltd. (I)	457,300	263,206
F&F Company, Ltd.	4,900	36,165
Fursys, Inc.	4,452	112,218
Gaon Cable Company, Ltd.	2,934	53,798
Global & Yuasa Battery Company, Ltd.	4,350	162,499
Golden Bridge Investment &
Securities Company, Ltd. (I)	17,880	28,639
Gwangju Shinsegae Company, Ltd.	1,111	174,709
Hae In Corp.	1,756	13,249
Halla Engineering & Construction Corp.	14,352	273,950
Han Kuk Carbon Company, Ltd.	8,620	44,656
Hana Financial Group, Inc.	234,885	10,182,131
Handok Pharmaceuticals Company, Ltd.	1,000	11,623
Handsome Company, Ltd.	17,320	328,768
Hanil Cement Manufacturing Company, Ltd.	6,209	318,699
Hanil Construction Company, Ltd. (I)	1,456	4,746
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	1,137,040
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	170,448
Hanjin Transportation Company, Ltd.	11,210	295,900
Hankook Cosmetices
Manufacturing Company, Ltd.	1,408	7,196
Hankook Cosmetics Company, Ltd. (I)	4,992	14,210
Hankuk Glass Industries, Inc.	1,970	59,696
Hankuk Paper Manufacturing Company, Ltd.	3,920	90,490
Hanmi Pharm Company, Ltd. (I)	567	17,548
Hanshin Construction Company, Ltd.	3,090	22,803
Hansol Chemical Company, Ltd.	2,730	42,370

146

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hansol CSN Company, Ltd.	23,490	$36,116
Hansol Paper Company, Inc.	40,470	317,171
Hanwha Securities Company, Ltd.	58,320	392,673
Hanwha Timeworld Company, Ltd.	2,650	48,149
Hanyang Securities Company, Ltd.	11,820	92,912
Heung-A Shipping Company, Ltd.	17,782	18,540
Hite Brewery Company, Ltd.	1,873	185,260
Hite Holdings Company, Ltd.	7,640	121,774
HMC Investment Securities Company, Ltd. (I)	17,256	322,478
HS R&A Company, Ltd.	2,470	51,031
Husteel Company, Ltd.	6,110	99,544
Hwacheon Machine Tool Company, Ltd.	940	32,278
HwaSung Industrial Company, Ltd. (I)	2,730	9,861
Hyosung Corp.	14,251	1,141,522
Hyundai Cement Company, Ltd. (I)	6,160	40,509
Hyundai Development Company	68,610	1,992,095
Hyundai DSF Company, Ltd.	2,300	22,841
Hyundai Mipo Dockyard Company, Ltd.	12,693	2,163,810
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	20,133
Hyundai Securities Company, Ltd.	141,746	1,701,995
Il Dong Pharmaceutical Company, Ltd.	2,010	75,310
Iljin Electric Company, Ltd.	11,160	88,604
Iljin Holdings Company, Ltd.	24,771	83,117
Ilshin Spinning Company, Ltd.	508	43,383
Ilsung Pharmaceutical Company, Ltd.	1,895	139,165
Industrial Bank of Korea	208,787	3,589,591
Inzi Controls Company, Ltd.	6,050	27,436
IS Dongseo Company, Ltd.	9,640	168,310
ISU Chemical Company, Ltd.	7,460	125,631
Isupetasys Company, Ltd.	27,609	119,296
Jahwa Electronics Company, Ltd.	15,120	80,691
Jeil Mutual Savings Bank (I)	1,820	6,887
Jeil Pharmaceutical Company	13,980	148,758
Jeonbuk Bank, Ltd.	47,387	293,491
Jinheung Mutual Savings
Bank Company, Ltd. (I)	36,500	102,972
Joongang Construction Company, Ltd. (I)	1,260	1,812
KB Financial Group, Inc.	22,348	1,169,504
KB Financial Group, Inc., ADR (L)	337,933	17,629,965
KCC Corp.	5,518	1,827,061
KCTC	1,530	23,720
Keangnam Enterprises, Ltd. (I)	8,628	95,879
Keyang Electric Machinery Company, Ltd.	13,000	28,410
KG Chemical Corp.	5,600	44,939
KIC, Ltd. (I)	6,540	21,481
KISCO Corp.	3,841	108,450
KISCO Holdings Company, Ltd.	778	30,471
Kishin Corp.	2,629	12,192
KISWIRE, Ltd.	4,735	173,686
Kolon Corp.	1,959	52,340
Kolon Engineering &
Construction Company, Ltd. (I)	19,480	78,384
Korea Airport Service Company, Ltd.	2,720	111,569
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	20,147
Korea Circuit Company, Ltd. (I)	5,300	42,035
Korea Development Corp. (I)	5,485	19,446
Korea Development Financing Corp.	1,395	24,540
Korea Electric Terminal Company, Ltd.	5,770	98,197
Korea Exchange Bank	325,730	2,875,505
Korea Express Company, Ltd. (I)	8,268	789,718
Korea Flange Company, Ltd.	4,810	69,430
Korea Green Paper
Manufacturing Company, Ltd. (I)	3,243	5,394
Korea Investment Holdings Company, Ltd.	44,860	1,713,509

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Line Corp. (I)	10,622	$92,378
Korea Mutual Savings Bank (I)	2,320	14,404
Korean Petrochemical
Industrial Company, Ltd.	1,283	137,715
KPX Chemcial Company, Ltd.	933	46,955
KTB Network Corp. (I)	55,710	205,342
Kukdo Chemical Company, Ltd.	2,470	127,531
Kumho Electric Company, Ltd.	2,015	64,745
Kumho Industrial Company, Ltd. (I)	5,973	69,011
Kumho Investment Bank	160,570	103,035
Kumkang Industrial Company, Ltd.	1,400	13,901
Kunsul Chemical Industrial Company, Ltd.	1,970	26,658
Kwang Dong Pharmaceutical Company, Ltd.	51,130	146,513
Kyeryong Construction
Industrial Company, Ltd.	6,260	93,465
Kyobo Securities Company, Ltd.	10,378	67,657
Kyung Nong Corp.	9,470	30,972
Kyung-in Synthetic Corp.	6,470	22,132
Kyungbang, Ltd.	1,042	102,530
Lee Ku Industrial Company, Ltd.	8,395	14,813
LG Display Company, Ltd., ADR (L)	443,654	6,978,677
LG Electronics, Inc.	116,453	11,127,302
LG Hausys, Ltd.	2,592	176,285
LG Uplus Corp.	242,570	1,368,803
Livart Furniture Company, Ltd.	1,200	8,729
Lotte Chilsung Beverage Company, Ltd.	825	807,833
Lotte Confectionery Company, Ltd.	833	1,138,267
Lotte Midopa Company, Ltd.	14,350	231,746
Lotte Samkang Company, Ltd.	924	229,115
Lotte Shopping Company, Ltd.	12,948	5,299,833
Manho Rope & Wire, Ltd.	1,350	19,999
Meritz Securities Company, Ltd. (I)	230,139	211,645
Mi Chang Oil Industrial Company, Ltd.	905	42,067
Moorim P&P Company, Ltd.	14,710	182,061
Moorim Paper Company, Ltd.	6,910	51,532
Motonic Corp.	6,055	46,559
Namkwang Engineering &
Construction Company, Ltd. (I)	17,170	32,038
Namyang Dairy Products Company, Ltd.	559	382,298
Nexen Corp.	1,516	103,726
NH Investment & Securities Company, Ltd.	24,969	207,965
Nong Shim Company, Ltd.	1,676	371,109
Nong Shim Holdings Company, Ltd.	2,560	135,076
Ottogi Corp.	876	104,601
Pacific Corp.	3,745	674,267
Pang Rim Company, Ltd.	910	10,377
PaperCorea, Inc. (I)	7,094	47,962
Poonglim Industrial Company, Ltd. (I)	3,790	5,862
Poongsan Holdings Corp.	5,382	185,226
POSCO Coated & Color Steel Company, Ltd.	4,050	103,274
POSCO, ADR	31,245	3,570,991
Pumyang Construction Company, Ltd. (I)	1,411	4,404
Pusan City Gas Company, Ltd.	7,300	133,163
S&T Daewoo Company, Ltd.	4,680	132,120
S&T Dynamics Company, Ltd.	24,980	403,076
S&T Holdings Company, Ltd.	11,230	150,822
Saehan Media Company, Ltd. (I)	4,273	22,844
Saeron Automotive Corp.	5,550	24,021
Sam Lip General Foods Company, Ltd.	2,300	28,330
Sam Young Electronics Company, Ltd.	10,510	109,086
Sam Yung Trading Company, Ltd.	4,459	24,209
Sambu Construction Company, Ltd.	5,132	73,194
Samhwa Paint Industrial Company, Ltd.	5,090	17,596
Samick Musical Instruments Company, Ltd.	8,450	8,545
Samsung Corp.	79,429	5,189,719

147

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	30,919	$4,726,800
Samwhan Corp.	6,280	51,952
Samyang Corp.	6,510	381,855
Samyang Genex Company, Ltd.	2,270	124,721
Samyang Tongsang Company, Ltd.	1,360	29,321
Savezone I&C Corp. (I)	16,880	34,955
SBS Media Holdings Company, Ltd. (I)	35,780	77,416
SeAH Holdings Corp.	1,122	131,771
SeAH Steel Corp.	2,835	195,463
Sebang Company, Ltd.	11,820	181,337
Sejong Industrial Company, Ltd.	1,240	15,724
Seowon Company, Ltd.	1,920	6,410
SGWICUS Corp. (I)	84,000	29,044
SH Chemical Company, Ltd. (I)	30,567	9,735
Shell-line Company, Ltd.	4,300	22,602
Shin Poong Pharmaceutical Company, Ltd.	1,926	73,879
Shinhan Engineering &
Construction Company, Ltd. (I)	6,016	27,485
Shinhan Financial Group
Company, Ltd., SADR (L)	195,168	17,676,366
Shinhan Financial Group Company, Ltd.	35,863	1,629,765
Shinil Engineering Company, Ltd. (I)	3,180	11,763
Shinsegae Engineering &
Construction Company, Ltd.	700	8,498
Shinsegae Information &
Communication Company, Ltd.	1,038	58,249
Shinsung FA Company, Ltd.	1,950	8,274
Shinwon Corp.	27,180	34,962
Shinyoung Securities Company, Ltd.	5,296	177,413
Silla Company, Ltd.	5,476	73,318
Sindoh Company, Ltd.	3,959	187,001
SJM Company, Ltd.	2,999	9,818
SJM Holdings Company, Ltd.	2,800	15,341
SK Gas Company, Ltd.	2,870	104,177
SK Holdings Company, Ltd.	35,524	5,365,094
SK Networks Company, Ltd.	82,447	922,983
Solomon Mutual Savings Bank (I)	3,600	8,679
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	154,157
STX Pan Ocean Company, Ltd.	112,020	1,010,983
Suheung Capsule Company, Ltd.	2,800	20,344
Sung Bo Chemicals Company, Ltd.	950	19,010
Sungjee Construction Company, Ltd. (I)	1,400	1,123
Sungshin Cement Company, Ltd. (I)	15,480	51,748
Sunjin Company, Ltd. (I)	4,662	39,355
Sunjin Company, Ltd. (I)	793	18,427
Tae Kyung Industrial Company, Ltd.	10,000	41,190
Taegu Department Store Company, Ltd.	9,340	102,200
Taekwang Industrial Company, Ltd.	444	526,186
Taeyoung Engineering & Construction, Ltd.	55,620	260,920
Taihan Electric Wire Company, Ltd. (I)	87,691	405,636
Taihan Textile Company, Ltd. (I)	290	9,254
Tailim Packaging Industrial Company, Ltd.	30,000	39,200
Tec & Company (I)	35,280	4,980
Teemsteems Inc (I)	387	10,443
Telcoware Company, Ltd.	3,800	26,708
Tong Yang Investment Bank	75,161	539,020
Tong Yang Major Corp. (I)	16,920	32,735
TS Corp.	2,616	103,939
Uangel Corp.	3,800	13,328
Unid Company, Ltd.	2,191	133,823
Union Steel Company, Ltd.	8,940	188,916
Wiscom Company, Ltd.	3,760	14,653
Woongjin Holdings Company, Ltd. (I)	39,346	319,057
Woori Finance Holdings Company, Ltd.	359,277	4,756,218

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Woori Finance Holdings Company, Ltd., ADR	100	$3,948
Woori Financial Company, Ltd.	5,310	75,933
Woori Investment & Securities Company, Ltd.	95,320	1,742,360
YESCO Company, Ltd.	1,950	42,672
Yoosung Enterprise Company, Ltd.	6,386	15,289
Youlchon Chemical Company, Ltd.	19,470	153,295
Young Poong Corp.	675	523,899
Young Poong Paper
Manufacturing Company, Ltd.	650	8,387
Youngone Corp.	18,824	178,222
Youngone Holdings Company, Ltd.	2,496	74,536
YuHwa Securities Company, Ltd.	3,410	46,953

		158,826,451
Taiwan - 12.78%
Acbel Polytech, Inc.	63,000	45,810
Accton Technology Corp.	664,000	428,434
Achem Technology Corp.	103,000	66,326
Action Electronics Company, Ltd. (I)	185,000	59,162
AGV Products Corp. (I)	521,505	224,205
Alpha Networks, Inc.	150,000	124,362
Altek Corp.	73,000	100,084
Ampoc Far-East Co., Ltd. (I)	86,993	56,233
APCB, Inc.	25,000	24,323
Apex Science & Engineering	6,240	2,407
Arima Optoelectronics Corp. (I)	63,750	27,878
Asia Cement Corp.	1,886,430	2,118,367
Asia Optical Company, Inc. (I)	79,000	154,576
Asia Polymer Corp.	274,800	474,078
Asustek Computer, Inc.	262,922	2,273,162
AU Optronics Corp. (I)(L)	904,460	7,941,159
Audix Corp.	81,200	89,394
Aurora Systems Corp.	127,000	137,241
Avision, Inc.	154,751	121,380
Bank of Kaohsiung, Ltd. (I)	464,760	196,045
BES Engineering Corp.	2,195,700	651,213
Biostar Microtech International Corp.	52,000	28,456
C Sun Manufacturing, Ltd.	85,607	75,625
Cameo Communications, Inc.	131,080	57,303
Capital Securities Corp.	440,078	196,879
Carnival Industrial Corp. (I)	205,000	69,247
Cathay Chemical Works, Inc.	93,000	42,390
Cathay Real Estate
Development Company, Ltd.	1,335,000	648,599
Central Reinsurance Company, Ltd.	293,422	167,725
Chain Qui Development Company, Ltd.	75,000	61,232
Champion Building Materials Company, Ltd.	59,132	47,266
Chang Hwa Commercial Bank, Ltd.	4,676,000	3,754,319
Charoen Pokphand Enterprise.	147,000	93,011
Cheng Loong Corp.	1,358,000	641,451
Chia Hsin Cement Corp.	674,686	385,260
Chien Kuo Construction Company, Ltd.	79,800	43,841
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	48,328
Chimei Innolux Corp. (I)	4,927,073	5,054,829
Chin-Poon Industrial Company, Ltd.	571,571	466,679
China Development Financial Holdings Corp.	12,307,809	4,962,045
China General Plastics Corp.	495,000	221,971
China Manmade Fibers Corp. (I)	1,729,000	924,845
China Metal Products Company, Ltd.	177,223	180,689
China Motor Company, Ltd.	929,125	760,236
China Steel Structure Company, Ltd.	169,000	179,739
China Synthetic Rubber Corp.	122,965	116,913
China Wire & Cable Company, Ltd. (I)	128,000	49,228
Chun Yu Works & Company, Ltd. (I)	155,000	50,906
Chun Yuan Steel Industrial Company, Ltd.	616,525	324,746

148

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chung Hsin Electric &
Machinery Manufacturing Corp.	121,000	$74,780
Chung Hung Steel Corp. (I)	85,217	51,518
Chung Hwa Pulp Corp. (I)	487,000	270,019
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	578,949
CMC Magnetics Corp. (I)	4,348,000	1,053,300
Collins Company, Ltd.	130,200	60,221
Compal Electronics, Inc.	1,872,000	1,857,503
Compeq Manufactuing Company, Ltd. (I)	1,453,000	861,099
Continental Holdings Corp. (I)	821,000	343,533
Coxon Precise Industrial Company, Ltd.	29,000	52,683
D-Link Corp.	389,834	362,793
Da Cin Construction Company, Ltd.	28,000	18,051
Darfon Electronics Corp.	93,850	128,355
Delpha Construction Company, Ltd.	142,766	71,400
Dynamic Electronics Company, Ltd.	101,000	56,317
E.Sun Financial Holding Company, Ltd.	4,551,586	2,864,371
Eastern Media International Corp. (I)	1,273,049	293,867
Edom Technology Company, Ltd.	141,000	68,104
Elitegroup Computer Systems Company, Ltd.	968,793	336,213
Enlight Corp. (I)	49,130	6,750
Entie Commercial Bank (I)	17,000	8,497
Everest Textile Company, Ltd. (I)	230,000	61,089
Evergreen International Storage
& Transport Corp.	119,600	95,612
Evergreen Marine Corp. (I)	1,753,000	1,460,005
Everspring Industry Company, Ltd. (I)	182,000	55,733
Evertop Wire Cable Corp. (I)	147,414	36,125
Excel Cell Electronic Company, Ltd.	34,000	19,248
Far Eastern International Bank	1,689,024	767,090
Federal Corp.	499,605	322,083
First Copper Technology Company, Ltd.	356,000	171,708
First Financial Holding Company, Ltd.	3,801,571	3,259,190
First Insurance Company, Ltd.	193,475	116,841
Forhouse Corp.	35,099	33,267
Formosa Oilseed Processing (I)	82,692	40,786
Formosa Taffeta Company, Ltd.	1,399,000	1,404,830
Formosan Rubber Group, Inc.	235,000	223,487
Formosan Union Chemical (I)	370,468	222,280
Founding Construction &
Development Company, Ltd.	37,000	27,123
Froch Enterprise Company, Ltd. (I)	20,000	12,567
FSP Technology, Inc.	23,000	29,025
FU I Industrial Company, Ltd. (I)	202,000	62,704
Fullerton Technology Company, Ltd.	78,600	108,956
Fwusow Industry Company, Ltd.	162,463	81,702
G Shank Enterprise Company, Ltd.	26,000	19,191
Gamma Optical Company, Ltd.	26,400	16,800
Gemtek Technology Corp.	155,000	177,946
Getac Technology Corp.	460,000	245,664
Giantplus Technology Company, Ltd. (I)	170,000	113,177
Gigabyte Technology Company, Ltd.	854,000	823,864
Global Brands Manufacture, Ltd.	33,000	20,489
Gold Circuit Electronics, Ltd. (I)	666,204	283,383
Goldsun Development &
Construction Company, Ltd.	1,628,430	716,524
Gordon Auto Body Parts Company, Ltd. (I)	120,184	37,339
Grand Pacific Petrochemical Corp.	783,000	481,371
Great Wall Enterprise Company, Ltd.	33,000	35,249
GTM Corp. (I)	159,000	108,181
Hannstar Board Corp.	98,998	59,294
HannStar Display Corp. (I)	4,719,000	838,579
Hey Song Corp.	640,000	505,016
Ho Tung Chemical Corp. (I)	645,153	367,524
Hocheng Group Corp. (I)	424,500	168,685

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hold-Key Electric Wire &
Cable Company, Ltd. (I)	28,000	$19,768
Holystone Enterprise Company, Ltd.	117,000	144,071
Hong TAI Electric Industrial Company, Ltd.	351,000	169,581
Hsin Kuang Steel Company, Ltd.	312,085	344,412
Hsing TA Cement Company, Ltd.	435,000	153,120
Hua Eng Wire & Cable Company, Ltd.	923,000	349,737
Hua Nan Financial Holdings Company, Ltd.	1,065,840	796,527
Hung Ching Development Company, Ltd.	173,000	102,713
Hung Sheng Construction Company, Ltd.	827,200	459,582
Hwa Fong Rubber Company, Ltd. (I)	427,770	143,159
I-Chiun Precision Industry Company, Ltd.	54,000	60,426
Ichia Technologies, Inc.	478,180	297,843
Inotera Memories, Inc. (I)	1,454,000	742,189
Inventec Appliances Corp.	133,000	105,229
Inventec Company, Ltd.	2,438,830	1,243,086
Jui Li Enterprise Company, Ltd. (I)	66,950	19,764
K Laser Technology, Inc.	82,214	44,477
Kang Na Hsiung Enterprise Company, Ltd.	105,000	68,721
Kaulin Manufacturing Company, Ltd.	202,710	226,166
Kindom Construction Company, Ltd.	136,000	98,079
King Yuan Electronics Company, Ltd. (I)	1,771,796	976,495
King’s Town Bank (I)	1,281,000	720,166
Kinpo Electronics, Inc. (I)	1,828,269	577,578
Kwong Fong Industries Corp. (I)	671,300	272,568
KYE System Corp.	120,000	88,571
L&K Engineering Company, Ltd.	67,000	79,992
Lan Fa Textile Company, Ltd. (I)	174,874	105,322
Lead Data, Inc. (I)	289,753	41,050
Lealea Enterprise Company, Ltd.	891,111	478,994
LEE CHI Enterprises Company, Ltd.	118,000	58,400
Lelon Electronics Corp. (I)	73,000	52,921
Leofoo Development Company, Ltd. (I)	36,000	22,567
Li Peng Enterprise Company, Ltd. (I)	546,864	275,383
Lien Hwa Industrial Corp.	753,807	525,068
Lingsen Precision Industries, Ltd.	372,481	287,675
Lite-on It Corp.	62,309	62,030
Lite-On Semiconductor Corp. (I)	233,000	144,851
Lite-On Technology Corp.	2,143,599	2,640,023
Long Bon International Company, Ltd.	82,000	29,019
Long Chen Paper Company, Ltd.	750,771	302,360
Lucky Cement Corp.	390,000	98,503
Macronix International Company, Ltd.	162,372	107,733
Marketech International Corp.	57,000	43,532
Masterlink Securities Corp	689,000	294,958
Maxtek Technology Company, Ltd.	16,000	19,001
Mayer Steel Pipe Corp.	297,574	210,840
Mega Financial Holding Company, Ltd.	10,653,000	8,389,505
Meiloon Industrial Company, Ltd.	117,048	58,929
Mercuries & Associates, Ltd.	78,750	57,421
Mercuries Data Systems, Ltd. (I)	49,000	22,007
Micro-Star International Company, Ltd.	1,410,264	719,650
Microelectronics Technology (I)	162,000	81,562
Mitac International	1,913,956	822,440
Mobiletron Electronics Company, Ltd.	56,000	46,155
Mosel Vitelic, Inc. (I)	386,000	193,074
Mustek Systems, Inc. (I)	28,367	4,408
Nantex Industry Company, Ltd.	11,880	10,051
Nien Hsing Textile Company, Ltd.	617,377	486,810
Optimax Technology Corp. (I)	152,610	21,562
Orient Semiconductor Electronics, Ltd. (I)	367,000	84,649
Pacific Construction Company, Ltd. (I)	160,000	27,787
Paragon Technologies Company, Ltd.	40,000	72,263
Pegatron Corp. (I)	707,660	801,685
Plotech Company, Ltd.	30,000	22,502

149

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Polaris Securities Company, Ltd.	1,356,000	$917,928
Pou Chen Corp.	1,439,348	1,329,253
President Securities Corp.	516,840	312,097
Prodisc Technology, Inc. (I)	762,000	9,365
Promate Electronic Company, Ltd.	40,000	29,933
Qisda Corp. (I)	32,000	19,380
Quintain Steel Company, Ltd. (I)	325,500	129,914
Ralec Electronic Corp.	41,335	87,792
Rechi Precision Company, Ltd. (I)	36,000	22,194
Reward Wool Industry Corp. (I)	181,000	50,118
Rexon Industrial Corp., Ltd. (I)	80,000	21,610
Ritek Corp. (I)	4,226,029	1,265,986
Sampo Corp. (I)	902,338	301,504
Sanyang Industrial Company, Ltd. (I)	898,924	530,603
Sheng Yu Steel Company, Ltd.	169,000	121,774
Shihlin Electric & Engineering Corp.	32,000	39,514
Shin Zu Shing Company, Ltd.	13,000	34,352
Shinkong Synthetic Fibers Corp.	2,104,563	941,558
Shuttle, Inc. (I)	67,000	39,065
Sigurd Microelectronics Corp.	376,293	346,355
Silicon Integrated Systems Corp.	304,000	171,376
Sinbon Electronics Company, Ltd.	39,000	30,246
Sinon Corp.	368,650	169,278
SinoPac Holdings Company, Ltd.	8,186,000	3,690,109
Siward Crystal Technology Company, Ltd. (I)	64,213	38,836
Solelytex Industrial Corp. (I)	21,000	12,230
Solomon Technology Corp. (I)	90,394	39,818
Southeast Cement Company, Ltd.	295,000	142,328
Spirox Corp.	127,068	97,170
Springsoft, Inc.	102,000	115,552
Stark Technology, Inc.	57,000	50,505
Sunplus Technology Company, Ltd. (I)	249,000	156,280
Supreme Electronics Company, Ltd.	181,000	169,374
Sweeten Construction Company, Ltd.	34,650	22,159
Ta Chen Stainless Pipe Company, Ltd.	556,850	385,930
Ta Chong Bank Company, Ltd. (I)	2,544,000	947,907
Ta Ya Electric Wire & Cable Company, Ltd.	919,244	258,594
TA-I Technology Company, Ltd.	35,000	37,764
Tah Hsin Industrial Company, Ltd.	217,000	203,413
Taichung Commercial Bank (I)	1,928,190	820,094
Tainan Enterprises Company, Ltd.	194,250	269,950
Tainan Spinning Company, Ltd.	1,654,500	1,098,488
Taishin Financial Holdings Company, Ltd. (I)	6,798,087	3,851,033
Taisun Enterprise Company, Ltd.	68,840	40,346
Taita Chemical Company, Ltd. (I)	103,000	58,612
Taiwan Business Bank (I)	3,625,440	1,440,411
Taiwan Cement Corp.	2,417,983	2,917,671
Taiwan Cogeneration Corp.	335,920	231,345
Taiwan Cooperative Bank	4,911,313	3,855,011
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	180,699
Taiwan Glass Industrial Corp.	803,471	1,014,970
Taiwan Kolin Company, Ltd.	327,000	0
Taiwan Land Development Corp. (I)	88,000	43,404
Taiwan Mask Corp.	407,150	167,492
Taiwan Paiho, Ltd.	378,360	435,685
Taiwan Pulp & Paper Corp. (I)	394,000	235,878
Taiwan Sogo Shin Kong	27,000	21,581
Taiwan Styrene Monomer Corp.	718,159	333,532
Taiwan Tea Corp.	546,000	313,049
Taiyen Biotech Company, Ltd.	320,000	259,087
Tatung Company, Ltd. (I)	5,377,000	1,234,242
Teapo Electronic Corp. (I)	108,163	31,521
Teco Electric & Machinery Company, Ltd.	2,874,000	2,011,649
Tex-Ray Industrial Company, Ltd. (I)	90,000	31,843
Ton Yi Industrial Corp.	664,000	361,042

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Tong Yang Industry Company, Ltd.	82,000	$117,791
Topco Scientific Company, Ltd.	11,220	15,389
Topoint Technology Company, Ltd.	34,000	33,258
Tung Ho Steel Enterprise Corp.	24,000	27,837
Twinhead International Corp. (I)	224,000	31,930
TYC Brother Industrial Company, Ltd.	163,900	96,187
Tycoons Group Enterprise Company, Ltd. (I)	367,768	109,917
TZE Shin International Company, Ltd.	51,183	22,195
U-Tech Media Corp. (I)	180,000	55,229
Union Bank of Taiwan (I)	714,781	252,626
Unitech Electronics Company, Ltd.	158,039	88,965
Unitech Printed Circuit Board Corp. (I)	609,550	348,906
United Microelectronics Corp.	16,156,794	8,397,341
Universal Cement Corp.	821,108	523,765
Universal Microelectronics Company, Ltd. (I)	60,000	34,127
Unizyx Holding Corp. (I)	377,000	345,046
UPC Technology Corp.	892,870	661,382
Ve Wong Corp.	93,993	72,041
Walsin Lihwa Corp. (I)	4,214,000	2,215,036
Walsin Technology Corp. (I)	826,064	510,109
Walton Advanced Engineering, Inc.	229,584	113,280
Waterland Financial Holding Company	2,721,082	1,483,206
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	31,625
Weikeng Industrial Company, Ltd.	90,000	83,421
Wellypower Optronics Corp.	45,000	55,461
Winbond Electronics Corp. (I)	4,720,000	1,501,896
WT Microelectronics Company, Ltd.	101,000	154,266
WUS Printed Circuit Company, Ltd. (I)	520,000	337,913
Yageo Corp.	3,548,000	1,736,829
Yeun Chyang Industrial Company, Ltd.	133,000	109,743
Yi Jinn Industrial Company, Ltd. (I)	258,849	104,968
Yieh Phui Enterprise Company, Ltd.	1,657,669	636,460
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,653,401	714,238
Yulon Motor Company, Ltd.	1,281,827	2,368,253
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	99,864
Yungtay Engineering Company, Ltd.	529,000	833,147
Zenitron Corp.	135,000	94,380
Zig Sheng Industrial Company, Ltd.	234,732	158,431

		143,168,614
Thailand - 2.03%
Aapico Hitech PCL	120,600	55,027
Asia Plus Securities PCL	976,600	93,640
Bangchak Petroleum PCL	805,100	511,090
Bangkok Aviation Fuel Services PCL	139,371	50,228
Bangkok Bank PCL	1,038,900	5,909,091
Bangkok Bank PCL (Foreign REG)	145,000	830,946
Bangkok Expressway PCL	565,700	353,504
Bangkok Insurance PCL	3,250	26,327
Bangkokland PCL (I)	9,510,100	223,249
Bank of Ayudhya PCL	2,762,100	2,275,319
Cal-Comp Electronics Thailand PCL	1,880,300	196,454
Capital Nomura Securities PCL	25,000	23,558
Central Plaza Hotel PCL	791,000	135,996
Eastern Water Resources Development &
Management PCL	295,200	57,586
Esso Thailand PCL	1,090,000	392,825
G J Steel PCL (I)	23,487,100	194,140
G Steel PCL (I)	3,947,700	96,588
Golden Land Property PCL (I)	37,000	3,496
Hana Microelectronics PCL	243,200	192,984
IRPC PCL	9,283,000	1,764,829
Italian-Thai Development PCL	3,079,100	427,582

150

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
KGI Securities Thailand PCL	566,200	$47,176
Kiatnakin Finance PCL	356,200	415,145
Krung Thai Bank PCL	4,967,600	3,022,114
Krungthai Card PCL	134,500	77,378
Loxley PCL	604,500	52,365
MBK PCL	46,300	148,108
Padaeng Industry PCL	166,300	121,515
Pranda Jewelry PCL	214,300	44,993
Precious Shipping PCL	577,100	345,363
Regional Container Lines PCL (I)	582,300	196,378
Saha-Union PCL	204,000	254,621
Sahaviriya Steel Industries PCL (I)	8,662,200	369,457
Sansiri PCL	965,300	181,921
SC Asset Corp. PCL	168,200	116,786
Serm Suk PCL	86,700	138,313
Somboon Advance Technology Pcl	25,000	18,763
Tata Steel Thailand PCL (I)	5,227,800	271,372
Thai Airways International PCL	885,300	1,104,979
Thai Carbon Black PCL	44,000	40,007
Thaicom PCL (I)	758,200	169,213
Thanachart Captial PCL	811,900	872,433
Thoresen Thai Agencies PCL	437,660	272,045
TPI Polene PCL	1,302,600	516,819
Vanachai Group PCL	940,600	161,717

		22,773,440
Turkey - 2.61%
Adana Cimento Sanayi AS	500	269
Akcansa Cimento AS	73,160	346,467
Aksa Akrilik Kimya Sanayi AS	170,085	400,333
Alarko Holding AS	100,330	229,137
Anadolu Cam Sanayi AS (I)	171,177	389,200
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	33,635
Anadolu Sigorta AS	360,610	277,967
Arcelik AS	355,196	1,643,431
Aygaz AS	144,675	919,208
Bati Cimento AS	7,926	39,861
BatiSoke AS (I)	23,755	25,514
Bolu Cimento Sanayii AS	117,979	128,316
Borusan Mannesmann Boru Sanayi AS	14,559	159,873
Cemtas Celik Makina AS (I)	98,165	65,506
Cimsa Cimento Sanayi ve Ticaret AS	81,470	535,121
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	1,135,743
Eczacibasi Ilac Sanayi AS	268,690	410,689
Eregli Demir ve Celik Fabrikalari AS (I)	535,542	1,433,357
Eregli Demir ve Celik Fabrikalari TAS (I)	184,092	462,600
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	64,147
Global Yatirim Holding AS (I)	380,889	308,507
Goldas Kuyumculuk Sanayi AS (I)	54,846	35,896
Goodyear Lastikleri Turk AS (I)	10,244	277,767
GSD Holding AS (I)	418,949	265,558
Gunes Sigorta AS (I)	87,172	116,892
Hektas Ticaret TAS	67,687	74,456
Hurriyet Gazetecilik AS	291,507	380,935
Ihlas Holding AS (I)	428,667	605,351
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	293,102
KOC Holdings AS	745,693	3,462,251
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS	305,538	821,870
Marmaris Marti Otel Isletmeleri AS (I)	100,968	76,496
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,375	74,519
Net Turizm Ticaret ve Sanayi AS (I)	196,638	149,000
Parsan Makina Parcalari Sanayi AS (I)	48,236	67,818
Petkim Petrokimya Holding AS (I)	763,404	1,160,784

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Pinar Entegre Et ve Un Sanayi AS	36,324	$159,532
Pinar Sut Mamulleri Sanayii AS	25,633	227,642
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	60,278
Sarkuysan Elektrolitik Bakir AS	84,128	230,831
Sekerbank AS	354,271	396,923
Tekfen Holding AS	210,781	826,053
Tekstil Bankasi AS (I)	84,007	52,787
Trakya Cam Sanayi AS (I)	365,331	853,454
Turcas Petrolculuk AS	113,258	297,393
Turk Ekonomi Bankasi AS	377,624	525,989
Turk Hava Yollari AS (I)	523,820	1,457,940
Turk Sise ve Cam Fabrikalari AS (I)	582,337	1,312,991
Turkiye Is Bankasi AS	522,375	1,671,783
Turkiye Sinai Kalkinma Bankasi AS	637,597	1,115,294
Turkiye Vakiflar Bankasi Tao	1,023,771	2,560,390
Ulker Gida Sanayi ve Ticaret AS	110,020	400,677
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	203,674

		29,225,207

TOTAL COMMON STOCKS (Cost $795,695,260)		$1,085,717,898

PREFERRED SECURITIES - 2.67%
Brazil - 2.65%
Banco Daycoval SA	91,000	679,999
Banco do Estado do Rio Grande do Sul SA	199,900	2,461,023
Banco Industrial e Comercial SA	155,800	1,211,932
Banco Panamericano SA	138,100	491,447
Banco Pine SA	43,000	355,557
Banco Sofisa SA	83,500	249,071
Bardella SA Industrias Mecanicas	916	86,121
Companhia de Ferro Ligas Da Bahia	109,624	862,140
Companhia de Tecidos Norte de Minas SA	92,100	265,133
Confab Industrial SA	399,517	1,076,700
Eucatex SA Industria E Comercio	19,400	106,467
Forjas Taurus SA	27,570	70,586
Inepar SA Industria E Construcoes (I)	99,748	326,251
Klabin SA	542,800	2,194,273
Metalurgica Gerdau SA	332,600	4,962,568
Parana Banco SA	21,400	156,897
Petroleo Brasileiro SA	46,169	806,222
Sao Paulo Alpargatas SA	2,100	14,406
Suzano Papel e Celulose SA	256,200	2,361,688
Telemar Norte Leste SA	55,400	1,881,561
Uniao de Industrias Petroquimicas SA (I)	731,700	201,675
Universo Online SA	68,800	661,178
Usinas Siderurgicas de Minas Gerais SA	681,000	8,237,987

		29,720,882
India - 0.01%
Trent, Ltd., Series A (I)	926	18,688
Trent, Ltd., Series B (I)	926	17,340

		36,028
Malaysia - 0.01%
TA Global BHD	1,233,900	140,552

TOTAL PREFERRED SECURITIES (Cost $21,054,301)		$29,897,462

RIGHTS - 0.00%
Central Bank of India (Expiration Date:
04/07/2011, Strike Price: INR 103.00) (I)	6,876	6,060
Daesung Industrial Company, Ltd. (Expiration
Date: 04/27/2011, Strike Price:
KRW 26,000.00) (I)	654	4,382

151

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Robinsons Land Corp. (Expiration Date:
04/15/2011, Strike Price: PHP 10.00) (I)	1,042,700	$36,519

TOTAL RIGHTS (Cost $5,638)		$46,961

WARRANTS - 0.00%
Xiwang Sugar Holdings Company, Ltd.
(Expiration Date: 02/22/2012, Strike Price:
HKD 2.55) (I)	80,619	1,659

TOTAL WARRANTS (Cost $0)		$1,659

SECURITIES LENDING COLLATERAL - 6.26%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	7,006,582	70,114,170

TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,116,290)		$70,114,170

SHORT-TERM INVESTMENTS - 0.21%
Money Market Funds* - 0.21%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$2,295,513	$2,295,513

TOTAL SHORT-TERM INVESTMENTS (Cost $2,295,513)		$2,295,513

Total Investments (Emerging Markets Value Trust)
(Cost $889,167,002) - 106.04%		$1,188,073,663
Other assets and liabilities, net - (6.04%)		(67,641,129)

TOTAL NET ASSETS - 100.00%		$1,120,432,534

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.39%
Consumer Discretionary - 14.07%
Automobiles - 0.83%
General Motors Company (I)	178,700	$5,545,061
Harley-Davidson, Inc. (L)	266,700	11,332,083

		16,877,144
Distributors - 0.49%
Genuine Parts Company	187,900	10,078,956
Diversified Consumer Services - 0.25%
H&R Block, Inc. (L)	303,500	5,080,590
Hotels, Restaurants & Leisure - 0.68%
Marriott International, Inc., Class A (L)	289,487	10,299,947
MGM Resorts International (I)(L)	274,400	3,608,360

		13,908,307
Household Durables - 2.41%
D.R. Horton, Inc. (L)	240,900	2,806,485
Fortune Brands, Inc.	420,700	26,037,123
Whirlpool Corp. (L)	240,300	20,512,008

		49,355,616
Internet & Catalog Retail - 0.21%
Expedia, Inc. (L)	186,300	4,221,558
Leisure Equipment & Products - 0.80%
Mattel, Inc.	654,075	16,306,090
Media - 5.67%
Cablevision Systems Corp., Class A	432,300	14,961,903
Comcast Corp., Class A	450,400	11,133,888

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Madison Square Garden, Inc., Class A (I)	121,300	$3,273,887
The McGraw-Hill Companies, Inc.	517,200	20,377,680
The New York Times Company, Class A (I)(L)	661,800	6,267,246
The Walt Disney Company	576,600	24,845,694
Time Warner, Inc.	801,000	28,595,700
WPP PLC	516,977	6,374,719

		115,830,717
Multiline Retail - 0.39%
Macy’s, Inc.	333,000	8,078,580
Specialty Retail - 2.34%
Bed Bath & Beyond, Inc. (I)	300,959	14,527,291
Home Depot, Inc.	813,400	30,144,604
Staples, Inc.	86,300	1,675,946
Tiffany & Company (L)	23,200	1,425,408

		47,773,249

		287,510,807
Consumer Staples - 6.85%
Beverages - 0.89%
PepsiCo, Inc.	283,400	18,253,794
Food Products - 3.05%
Archer-Daniels-Midland Company	174,100	6,269,341
Campbell Soup Company (L)	321,900	10,658,109
ConAgra Foods, Inc.	483,700	11,487,875
McCormick & Company, Inc., Class B	180,300	8,623,749
The Hershey Company	465,400	25,294,490

		62,333,564
Household Products - 2.06%
Clorox Company (L)	311,500	21,826,805
Kimberly-Clark Corp.	309,100	20,174,957

		42,001,762
Personal Products - 0.85%
Avon Products, Inc.	639,400	17,289,376

		139,878,496
Energy - 13.80%
Energy Equipment & Services - 1.76%
Baker Hughes, Inc.	126,800	9,310,924
Schlumberger, Ltd.	285,200	26,597,752

		35,908,676
Oil, Gas & Consumable Fuels - 12.04%
Anadarko Petroleum Corp.	294,900	24,158,208
BP PLC, SADR	325,875	14,384,123
Chevron Corp.	543,800	58,420,434
ConocoPhillips	177,500	14,175,150
Exxon Mobil Corp.	567,900	47,777,427
Murphy Oil Corp.	385,800	28,325,436
Royal Dutch Shell PLC, ADR (L)	539,500	39,307,970
Spectra Energy Corp.	339,950	9,239,841
Sunoco, Inc.	226,800	10,339,812

		246,128,401

		282,037,077
Financials - 19.36%
Capital Markets - 2.05%
Legg Mason, Inc.	534,902	19,304,613
Morgan Stanley	235,300	6,428,396
The Bank of New York Mellon Corp.	542,400	16,201,488

		41,934,497

152

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 5.20%
KeyCorp	922,600	$8,192,688
PNC Financial Services Group, Inc.	185,000	11,653,150
Regions Financial Corp.	975,700	7,083,582
SunTrust Banks, Inc.	525,800	15,164,072
U.S. Bancorp	1,081,000	28,570,830
Wells Fargo & Company	1,123,500	35,614,950

		106,279,272
Consumer Finance - 3.21%
American Express Company	842,500	38,081,000
Capital One Financial Corp.	262,175	13,622,613
SLM Corp. (I)	901,000	13,785,300

		65,488,913
Diversified Financial Services - 4.90%
Bank of America Corp.	2,289,893	30,524,274
JPMorgan Chase & Company	1,258,975	58,038,748
NYSE Euronext	327,600	11,521,692

		100,084,714
Insurance - 3.59%
Chubb Corp. (L)	141,700	8,687,627
Lincoln National Corp.	462,100	13,881,484
Marsh & McLennan Companies, Inc.	713,900	21,281,359
Sun Life Financial, Inc.	380,900	11,971,687
The Allstate Corp.	551,400	17,523,492

		73,345,649
Real Estate Investment Trusts - 0.41%
Weyerhaeuser Company	344,200	8,467,320

		395,600,365
Health Care - 4.99%
Biotechnology - 0.52%
Amgen, Inc. (I)	197,100	10,534,995
Pharmaceuticals - 4.47%
Bristol-Myers Squibb Company	543,725	14,370,652
Eli Lilly & Company	265,400	9,334,118
Johnson & Johnson	427,100	25,305,675
Merck & Company, Inc.	595,150	19,645,902
Pfizer, Inc.	1,117,935	22,705,260

		91,361,607

		101,896,602
Industrials - 12.31%
Aerospace & Defense - 3.37%
Honeywell International, Inc.	413,600	24,696,056
ITT Corp.	242,700	14,574,135
Lockheed Martin Corp. (L)	139,800	11,239,920
The Boeing Company	248,200	18,349,426

		68,859,537
Air Freight & Logistics - 1.03%
United Parcel Service, Inc., Class B	284,000	21,106,880
Building Products - 0.77%
Masco Corp. (L)	784,900	10,925,808
USG Corp. (I)(L)	283,400	4,721,444

		15,647,252
Commercial Services & Supplies - 0.61%
Avery Dennison Corp.	295,600	12,403,376
Electrical Equipment - 1.17%
Cooper Industries PLC	238,200	15,459,180
Emerson Electric Company	146,300	8,548,309

		24,007,489

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 4.14%
3M Company	339,900	$31,780,650
General Electric Company	2,631,500	52,761,575

		84,542,225
Machinery - 1.22%
Illinois Tool Works, Inc.	462,400	24,840,128

		251,406,887
Information Technology - 6.66%
Communications Equipment - 1.38%
Cisco Systems, Inc.	548,800	9,411,920
Harris Corp.	379,900	18,843,040

		28,254,960
Computers & Peripherals - 1.22%
Dell, Inc. (I)	635,225	9,217,115
Hewlett-Packard Company	382,200	15,658,734

		24,875,849
IT Services - 0.96%
Computer Sciences Corp.	400,824	19,532,154
Semiconductors & Semiconductor Equipment - 1.74%
Analog Devices, Inc.	390,200	15,366,076
Applied Materials, Inc.	1,026,800	16,038,616
Texas Instruments, Inc.	119,100	4,116,096

		35,520,788
Software - 1.36%
Electronic Arts, Inc. (I)	370,200	7,230,006
Microsoft Corp.	813,925	20,641,138

		27,871,144

		136,054,895
Materials - 5.99%
Chemicals - 2.43%
E.I. du Pont de Nemours & Company	229,300	12,604,621
International Flavors & Fragrances, Inc.	234,300	14,596,890
Monsanto Company	309,700	22,378,922

		49,580,433
Construction Materials - 0.78%
Vulcan Materials Company (L)	349,200	15,923,520
Metals & Mining - 1.03%
Nucor Corp. (L)	459,900	21,164,598
Paper & Forest Products - 1.75%
International Paper Company	813,800	24,560,484
MeadWestvaco Corp.	368,900	11,188,737

		35,749,221

		122,417,772
Telecommunication Services - 3.82%
Diversified Telecommunication Services - 3.40%
AT&T, Inc.	1,211,349	37,067,279
Qwest Communications International, Inc.	2,102,800	14,362,124
Verizon Communications, Inc.	468,900	18,071,406

		69,500,809
Wireless Telecommunication Services - 0.42%
Vodafone Group PLC	3,007,117	8,514,386

		78,015,195
Utilities - 7.54%
Electric Utilities - 4.63%
Duke Energy Corp.	612,300	11,113,245
Entergy Corp.	306,400	20,593,144

153

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp.	530,900	$21,894,316
FirstEnergy Corp.	217,200	8,055,948
Pinnacle West Capital Corp.	238,300	10,196,857
PPL Corp.	357,100	9,034,630
Progress Energy, Inc.	297,600	13,731,264

		94,619,404
Independent Power Producers & Energy Traders - 0.89%
Constellation Energy Group, Inc.	478,400	14,892,592
NRG Energy, Inc. (I)	147,200	3,170,688

		18,063,280
Multi-Utilities - 2.02%
CenterPoint Energy, Inc.	315,200	5,534,912
NiSource, Inc. (L)	956,400	18,343,752
TECO Energy, Inc.	228,000	4,277,280
Xcel Energy, Inc.	549,300	13,122,775

		41,278,719

		153,961,403

TOTAL COMMON STOCKS (Cost $1,558,069,754)		$1,948,779,499

PREFERRED SECURITIES - 0.62%
Consumer Discretionary - 0.62%
General Motors Company, Series B, 4.750%	261,450	12,601,890

TOTAL PREFERRED SECURITIES (Cost $13,159,850)		$12,601,890

SECURITIES LENDING COLLATERAL - 5.77%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	11,789,318	117,974,523

TOTAL SECURITIES LENDING
COLLATERAL (Cost $117,979,194)		$117,974,523

SHORT-TERM INVESTMENTS - 3.91%
Money Market Funds* - 3.91%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$1,721,934	$1,721,934
T. Rowe Price Prime Reserve Fund, 0.1942%	78,117,627	78,117,627

		79,839,561

TOTAL SHORT-TERM INVESTMENTS (Cost $79,839,561)		$79,839,561

Total Investments (Equity-Income Trust)
(Cost $1,769,048,359) - 105.69%		$2,159,195,473
Other assets and liabilities, net - (5.69%)		(116,254,231)

TOTAL NET ASSETS - 100.00%		$2,042,941,242

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.93%
Consumer Discretionary - 1.03%
Specialty Retail - 1.03%
Bed Bath & Beyond, Inc. (I)	38,500	$1,858,395
Energy - 6.47%
Oil, Gas & Consumable Fuels - 6.47%
Canadian Natural Resources, Ltd.	236,290	11,679,815

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 84.24%
Capital Markets - 17.21%
Ameriprise Financial, Inc.	42,586	$2,601,153
GAM Holding, Ltd. (I)	140,332	2,666,412
Julius Baer Group, Ltd. (I)	206,432	8,960,754
T. Rowe Price Group, Inc.	12,970	861,467
The Bank of New York Mellon Corp.	286,426	8,555,545
The Charles Schwab Corp.	38,902	701,403
The Goldman Sachs Group, Inc.	42,578	6,747,336

		31,094,070
Commercial Banks - 14.58%
Banco Santander Brasil SA, ADR	43,400	532,084
ICICI Bank, Ltd., SADR	41,203	2,053,145
SKBHC Holdings LLC (I)(R)	269	1,345,789
State Bank of India, GDR	99,569	12,852,210
U.S. Bancorp	30,829	814,810
Wells Fargo & Company	275,881	8,745,428

		26,343,466
Consumer Finance - 8.55%
American Express Company	321,928	14,551,146
The First Marblehead Corp. (I)(L)	410,168	902,370

		15,453,516
Diversified Financial Services - 7.73%
Bank of America Corp.	36,055	480,613
Oaktree Capital Group LLC, Class A (I)(S)	294,700	12,377,400
RHJ International (I)	136,461	1,101,564

		13,959,577
Insurance - 32.36%
ACE, Ltd.	34,004	2,200,059
China Life Insurance
Company, Ltd., SADR (L)	81,470	4,566,394
Everest Re Group, Ltd.	61,428	5,416,721
Loews Corp.	370,585	15,968,508
Markel Corp. (I)	20,634	8,551,761
The Progressive Corp.	332,735	7,030,691
Transatlantic Holdings, Inc.	302,809	14,737,714

		58,471,848
Real Estate Management & Development - 3.81%
Brookfield Asset Management, Inc., Class A	212,010	6,881,845

		152,204,322
Industrials - 4.47%
Commercial Services & Supplies - 3.69%
Iron Mountain, Inc.	213,500	6,667,605
Professional Services - 0.78%
Dun & Bradstreet Corp.	17,548	1,408,052

		8,075,657
Information Technology - 2.72%
IT Services - 2.72%
Cielo SA	148,100	1,255,446
Visa, Inc., Class A (L)	49,763	3,663,553

		4,918,999

		4,918,999

TOTAL COMMON STOCKS (Cost $159,485,845)		$178,737,188

154

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.96%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	715,596	$7,160,896

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,161,027)		$7,160,896

SHORT-TERM INVESTMENTS - 1.20%
Commercial Paper* - 1.20%
Intesa Funding LLC, 0.190%, 04/01/2011	$2,168,000	$2,167,998

TOTAL SHORT-TERM INVESTMENTS (Cost $2,168,000)		$2,167,998

Total Investments (Financial Services Trust)
(Cost $168,814,872) - 104.09%		$188,066,082
Other assets and liabilities, net - (4.09%)		(7,384,484)

TOTAL NET ASSETS - 100.00%		$180,681,598

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 66.71%
John Hancock Trust (G) - 66.71%
Global, Series NAV (Franklin)	30,715,793	$473,023,220
Mutual Shares, Series NAV (Franklin)	45,791,212	473,023,220
Fixed Income - 33.29%
John Hancock Trust (G) - 33.29%
Income, Series NAV (Franklin)	42,456,865	472,120,334

		1,418,166,774

TOTAL INVESTMENT COMPANIES (Cost $1,459,012,149)		$1,418,166,774

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,459,012,149) - 100.00%		$1,418,166,774
Other assets and liabilities, net - 0.00%		(69,993)

TOTAL NET ASSETS - 100.00%		$1,418,096,781

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.46%
Consumer Discretionary - 5.24%
Automobiles - 1.59%
Harley-Davidson, Inc. (L)	669,958	$28,466,515
Household Durables - 0.19%
Hunter Douglas NV (L)	68,688	3,504,485
Internet & Catalog Retail - 0.68%
Expedia, Inc. (L)	247,730	5,613,562
Liberty Media Corp. - Interactive, Series A (I)	407,845	6,541,834

		12,155,396
Media - 0.55%
Grupo Televisa SA, SADR (I)(L)	174,311	4,275,849
Liberty Media Corp. - Starz, Series A (I)	32,226	2,500,738
The Walt Disney Company	71,020	3,060,252

		9,836,839

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.23%
Bed Bath & Beyond, Inc. (I)	620,520	$29,952,500
CarMax, Inc. (I)(L)	308,868	9,914,663

		39,867,163

		93,830,398
Consumer Staples - 15.33%
Beverages - 3.91%
Diageo PLC, SADR (L)	298,402	22,744,200
Heineken Holding NV	511,555	24,615,586
The Coca-Cola Company	341,280	22,643,928

		70,003,714
Food & Staples Retailing - 8.34%
Costco Wholesale Corp.	1,166,078	85,496,839
CVS Caremark Corp.	1,853,616	63,616,101

		149,112,940
Food Products - 1.19%
Kraft Foods, Inc., Class A	402,400	12,619,264
Nestle SA	33,870	1,943,451
Unilever NV - NY Shares (L)	216,400	6,786,304

		21,349,019
Household Products - 0.53%
The Procter & Gamble Company	154,730	9,531,368
Personal Products - 0.18%
Natura Cosmeticos SA	110,700	3,118,978
Tobacco - 1.18%
Philip Morris International, Inc.	322,237	21,148,414

		274,264,433
Energy - 16.71%
Energy Equipment & Services - 1.08%
Schlumberger, Ltd.	43,500	4,056,810
Transocean, Ltd. (I)(L)	195,672	15,252,632

		19,309,442
Oil, Gas & Consumable Fuels - 15.63%
Canadian Natural Resources, Ltd.	1,126,710	55,693,275
China Coal Energy Company, Series H	8,825,500	12,004,584
Devon Energy Corp.	658,461	60,426,966
EOG Resources, Inc.	652,533	77,331,686
Occidental Petroleum Corp.	591,638	61,820,255
OGX Petroleo e Gas Participacoes SA (I)	1,030,000	12,396,717

		279,673,483

		298,982,925
Financials - 27.69%
Capital Markets - 7.10%
Ameriprise Financial, Inc.	306,437	18,717,172
GAM Holding, Ltd. (I)	392,200	7,452,091
Julius Baer Group, Ltd.	851,600	36,966,064
The Bank of New York Mellon Corp.	1,778,302	53,117,881
The Charles Schwab Corp.	55,800	1,006,074
The Goldman Sachs Group, Inc.	61,700	9,777,599

		127,036,881
Commercial Banks - 4.74%
Wells Fargo & Company	2,676,126	84,833,194
Consumer Finance - 4.41%
American Express Company	1,744,455	78,849,366
Diversified Financial Services - 0.11%
JPMorgan Chase & Company	42,208	1,945,789

155

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 9.80%
ACE, Ltd.	138,030	$8,930,541
AON Corp.	40,780	2,159,709
Berkshire Hathaway, Inc. Class A (I)	200	25,060,000
Everest Re Group, Ltd.	24,330	2,145,419
Fairfax Financial Holdings, Ltd.	18,200	6,876,142
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,326,663
Loews Corp.	1,417,727	61,089,856
Markel Corp. (I)(L)	5,123	2,123,227
The Progressive Corp.	2,172,084	45,896,135
Transatlantic Holdings, Inc.	364,629	17,746,493

		175,354,185
Real Estate Management & Development - 1.53%
Brookfield Asset Management, Inc., Class A	416,380	13,515,695
Hang Lung Group, Ltd.	2,205,100	13,777,400

		27,293,095

		495,312,510
Health Care - 12.21%
Health Care Equipment & Supplies - 1.65%
Baxter International, Inc.	215,100	11,565,927
Becton, Dickinson & Company	226,700	18,049,854

		29,615,781
Health Care Providers & Services - 1.82%
Express Scripts, Inc. (I)	585,788	32,575,671
Life Sciences Tools & Services - 0.96%
Agilent Technologies, Inc. (I)	382,780	17,140,888
Pharmaceuticals - 7.78%
Johnson & Johnson	732,420	43,395,885
Merck & Company, Inc.	1,522,239	50,249,109
Pfizer, Inc.	1,512,560	30,720,094
Roche Holdings AG	103,400	14,769,806

		139,134,894

		218,467,234
Industrials - 5.88%
Aerospace & Defense - 0.72%
Lockheed Martin Corp. (L)	160,400	12,896,160
Commercial Services & Supplies - 2.07%
Iron Mountain, Inc.	1,183,791	36,969,793
Industrial Conglomerates - 0.24%
Tyco International, Ltd.	94,394	4,226,019
Marine - 1.17%
China Shipping Development Company, Ltd.	3,821,300	4,325,030
Kuehne & Nagel International AG	118,956	16,642,084

		20,967,114
Professional Services - 0.37%
Dun & Bradstreet Corp.	82,305	6,604,153
Transportation Infrastructure - 1.31%
China Merchants Holdings
International Company, Ltd.	5,278,056	22,266,275
LLX Logistica SA (I)	227,700	701,517
PortX Operacoes Portuarias SA (I)	227,700	538,341

		23,506,133

		105,169,372
Information Technology - 4.99%
Computers & Peripherals - 0.73%
Hewlett-Packard Company	318,346	13,042,636

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.05%
Google, Inc., Class A (I)	32,120	$18,829,065
IT Services - 0.27%
Visa, Inc., Class A	66,330	4,883,215
Semiconductors & Semiconductor Equipment - 1.69%
Texas Instruments, Inc.	873,110	30,174,682
Software - 1.25%
Activision Blizzard, Inc. (L)	827,500	9,077,675
Microsoft Corp.	521,354	13,221,537

		22,299,212

		89,228,810
Materials - 8.06%
Chemicals - 2.09%
Air Products & Chemicals, Inc.	93,400	8,422,812
Monsanto Company	263,060	19,008,716
Potash Corp. of Saskatchewan, Inc.	103,758	6,114,459
Praxair, Inc.	38,113	3,872,281

		37,418,268
Construction Materials - 0.79%
Martin Marietta Materials, Inc. (L)	103,421	9,273,761
Vulcan Materials Company (L)	105,110	4,793,016

		14,066,777
Containers & Packaging - 2.33%
Sealed Air Corp.	1,564,275	41,703,572
Metals & Mining - 1.38%
BHP Billiton PLC	317,520	12,586,510
Rio Tinto PLC (I)	172,534	12,173,658

		24,760,168
Paper & Forest Products - 1.47%
Sino-Forest Corp. (I)(L)	976,820	25,491,022
Sino-Forest Corp. (I)(S)	31,600	824,631

		26,315,653

		144,264,438
Telecommunication Services - 0.35%
Wireless Telecommunication Services - 0.35%
America Movil SAB de CV,
Series L, ADR (L)	107,060	6,220,186

TOTAL COMMON STOCKS (Cost $1,397,227,293)		$1,725,740,306

CONVERTIBLE BONDS - 0.37%
Materials - 0.25%
Paper & Forest Products - 0.25%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	$3,244,100	$4,562,016
Telecommunication Services - 0.12%
Diversified Telecommunication Services - 0.12%
Level 3 Communications, Inc.
15.000%, 01/15/2013	1,600,000	2,094,000

TOTAL CONVERTIBLE BONDS (Cost $4,844,100)		$6,656,016

SECURITIES LENDING COLLATERAL - 4.88%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	8,718,910	87,249,263

TOTAL SECURITIES LENDING
COLLATERAL (Cost $87,247,074)		$87,249,263

156

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.26%
Commercial Paper* - 3.26%
BNP Paribas Finance, Inc.,
0.110%, 04/07/2011	$13,605,000	$13,604,751
Intesa Funding LLC, 0.190%, 04/01/2011	44,710,000	44,710,000

		58,314,751

TOTAL SHORT-TERM INVESTMENTS (Cost $58,314,751)		$58,314,751

Total Investments (Fundamental Value Trust)
(Cost $1,547,633,218) - 104.97%		$1,877,960,336
Other assets and liabilities, net - (4.97%)		(88,848,974)

TOTAL NET ASSETS - 100.00%		$1,789,111,362

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.42%
Austria - 0.61%
Telekom Austria AG	292,670	$4,284,691
Bermuda - 0.59%
RenaissanceRe Holdings, Ltd. (L)	60,280	4,158,717
Brazil - 0.94%
Petroleo Brasileiro SA, SADR	63,250	2,247,905
Vale SA	146,440	4,322,909

		6,570,814
Cayman Islands - 0.48%
Seagate Technology PLC (I)	231,510	3,333,744
China - 0.46%
China Telecom Corp., Ltd., ADR (L)	53,040	3,235,440
France - 7.13%
AXA SA	209,790	4,386,213
Compagnie Generale des Etablissements
Michelin, Class B	63,044	5,327,461
France Telecom SA	338,330	7,589,419
Sanofi-Aventis SA	198,940	13,971,909
Total SA	190,620	11,604,296
Vivendi SA	249,770	7,128,929

		50,008,227
Germany - 5.40%
Bayerische Motoren Werke (BMW) AG	46,140	3,851,910
Deutsche Lufthansa AG (I)	83,710	1,774,713
Deutsche Post AG	185,900	3,355,199
Merck KGAA (L)	42,920	3,872,785
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	31,510	4,955,007
SAP AG	117,890	7,232,825
Siemens AG	93,580	12,818,888

		37,861,327
Hong Kong - 1.70%
AIA Group, Ltd. (I)	754,600	2,326,542
Cheung Kong Holdings, Ltd.	296,000	4,821,121
Swire Pacific, Ltd.	325,300	4,777,856

		11,925,519
India - 0.59%
ICICI Bank, Ltd., SADR	83,180	4,144,859
Ireland - 4.21%
Accenture PLC, Class A	246,990	13,577,040

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Covidien PLC	182,340	$9,470,740
CRH PLC	185,321	4,263,975
CRH PLC (London Exchange)	95,570	2,193,340

		29,505,095
Italy - 2.27%
Eni SpA	299,420	7,350,002
Intesa Sanpaolo SpA	1,273,940	3,772,034
UniCredit Italiano SpA	1,931,787	4,777,594

		15,899,630
Japan - 3.41%
East Japan Railway Company	33,000	1,813,371
FUJIFILM Holdings Corp.	83,270	2,578,787
Itochu Corp.	179,700	1,881,687
Konica Minolta Holdings, Inc.	319,010	2,673,118
Nintendo Company, Ltd.	15,850	4,281,672
Nissan Motor Company, Ltd.	20,600	182,770
Nomura Holdings, Inc.	354,300	1,852,855
Toyota Motor Corp.	155,450	6,217,987
USS Company, Ltd.	30,920	2,405,054

		23,887,301
Netherlands - 4.96%
ING Groep NV (I)	919,950	11,676,218
Koninklijke Philips Electronics NV (L)	199,820	6,382,340
Randstad Holdings NV (L)	98,390	5,475,643
Reed Elsevier NV	259,305	3,340,555
Royal Dutch Shell PLC (L)	96,190	3,495,937
SBM Offshore NV	150,549	4,380,071

		34,750,764
Norway - 0.69%
Statoil ASA	174,480	4,842,334
Russia - 0.74%
Gazprom OAO, SADR (L)	88,700	2,868,558
Gazprom OAO, SADR (London Exchange)	72,110	2,337,025

		5,205,583
Singapore - 2.78%
DBS Group Holdings, Ltd.	419,510	4,877,791
Flextronics International, Ltd. (I)	622,360	4,649,029
Singapore Telecommunications, Ltd.	4,169,000	9,993,525

		19,520,345
South Korea - 3.74%
Hyundai Motor Company, Ltd.	36,573	6,788,350
KB Financial Group, Inc., ADR (L)	140,908	7,351,170
Samsung Electronics Company, Ltd.	14,230	12,072,441

		26,211,961
Spain - 1.28%
Inditex SA	44,680	3,586,775
Telefonica SA	215,740	5,401,424

		8,988,199
Sweden - 1.22%
Svenska Cellulosa AB (L)	189,660	3,051,381
Telefonaktiebolaget LM Ericsson, B Shares	427,054	5,491,803

		8,543,184
Switzerland - 6.66%
Adecco SA	32,410	2,134,538
Lonza Group AG	44,630	3,739,007
Nestle SA	93,010	5,336,889
Novartis AG	160,630	8,708,905
Roche Holdings AG	57,200	8,170,531

157

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Reinsurance Company, Ltd.	73,670	$4,216,653
TE Connectivity, Ltd.	135,420	4,715,324
Tyco International, Ltd.	157,457	7,049,350
UBS AG (Swiss Exchange) (I)	145,120	2,604,874

		46,676,071
Taiwan - 1.12%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,279,363	7,862,784
Turkey - 0.43%
Turkcell Iletisim Hizmetleri AS, ADR (L)	200,530	3,013,966
United Kingdom - 12.69%
Aviva PLC	1,242,570	8,629,641
BAE Systems PLC (I)	592,240	3,090,360
BP PLC	1,137,675	8,285,760
Compass Group PLC	614,670	5,532,349
GlaxoSmithKline PLC	540,100	10,306,161
HSBC Holdings PLC	603,600	6,334,124
International Consolidated Airlines
Group SA - DI (I)	464,720	1,691,802
Kingfisher PLC	1,640,530	6,467,504
Pearson PLC (I)	251,410	4,454,072
Rentokil Initial PLC (I)	555,230	801,576
Royal Dutch Shell PLC, B Shares	199,440	7,237,706
Tesco PLC (I)	890,920	5,442,851
Vodafone Group PLC	5,662,220	16,032,075
Wolseley PLC	137,426	4,633,651

		88,939,632
United States - 34.32%
Abbott Laboratories	56,860	2,788,983
ACE, Ltd.	80,545	5,211,262
Alcoa, Inc.	176,370	3,112,931
American Express Company	129,990	5,875,548
Amgen, Inc. (I)	272,420	14,560,849
Baker Hughes, Inc.	97,160	7,134,459
Bank of America Corp.	238,190	3,175,073
Biogen Idec, Inc. (I)	60,540	4,443,031
Brocade Communications Systems, Inc. (I)	584,460	3,594,429
Chevron Corp.	64,000	6,875,520
Cisco Systems, Inc.	379,490	6,508,254
Comcast Corp., Special Class A	558,000	12,956,760
CVS Caremark Corp.	203,110	6,970,735
Dell, Inc. (I)	171,320	2,485,853
Expedia, Inc. (L)	37,000	838,420
FedEx Corp.	46,300	4,331,365
General Electric Company	407,240	8,165,162
Halliburton Company	117,860	5,874,142
Home Depot, Inc.	75,340	2,792,100
JPMorgan Chase & Company	82,200	3,789,420
Medtronic, Inc.	164,650	6,478,978
Merck & Company, Inc.	217,350	7,174,724
Microsoft Corp.	590,310	14,970,262
News Corp., Class A	741,490	13,020,564
Noble Corp. (L)	107,370	4,898,219
Oracle Corp.	430,660	14,371,124
Pfizer, Inc.	651,450	13,230,950
Quest Diagnostics, Inc.	131,810	7,608,073
Sprint Nextel Corp. (I)(L)	1,123,890	5,214,850
Target Corp.	67,980	3,399,680
The Progressive Corp.	244,260	5,161,214
The Walt Disney Company	115,640	4,982,928
Time Warner Cable, Inc.	76,882	5,484,762
Time Warner, Inc.	145,233	5,184,818
United Parcel Service, Inc., Class B	113,280	8,418,970

Global Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Viacom, Inc., Class B		203,410	$9,462,630

			240,547,042

TOTAL COMMON STOCKS (Cost $687,783,851)			$689,917,229

SECURITIES LENDING COLLATERAL - 4.51%
John Hancock Collateral
Investment Trust, 0.28867% (W)(Y)		3,156,490	31,586,678

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,587,473)			$31,586,678

SHORT-TERM INVESTMENTS - 0.60%
Time Deposits* - 0.60%
Bank of Montreal, 0.050% due 04/01/2011		$4,200,000	$4,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,200,000)			$4,200,000

Total Investments (Global Trust)
(Cost $723,571,324) - 103.53%			$725,703,907
Other assets and liabilities, net - (3.53%)			(24,749,488)

TOTAL NET ASSETS - 100.00%			$700,954,419

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.53%
U.S. Government Agency - 11.53%
Federal Home Loan Mortgage Corp.
5.193%, 03/01/2035 (P)		$597,263	$634,863
Federal National Mortgage Association
2.142%, 12/01/2034 (P)		322,604	333,923
2.686%, 11/01/2034 (P)		1,825,401	1,925,039
4.000%, TBA		89,000,000	87,387,872
4.000%, 08/01/2040 to 04/01/2041		25,748,961	25,318,371
5.003%, 05/01/2035 (P)		341,509	364,036
Government National
Mortgage Association
2.125%, 11/20/2023 to 10/20/2026 (P)		81,258	83,524
3.250%, 01/20/2030 (P)		23,453	24,164
3.375%, 02/20/2024 to 06/20/2030 (P)		88,951	91,933

			116,163,725

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $115,753,744)			$116,163,725

FOREIGN GOVERNMENT
OBLIGATIONS - 18.62%
Canada - 2.45%
Government of Canada
1.750%, 03/01/2013	CAD	24,000,000	24,734,423

			24,734,423
France - 1.17%
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012	EUR	2,000,000	2,849,821
2.250%, 06/11/2012 (S)		$8,800,000	8,960,213

			11,810,034

158

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany - 1.00%
Federal Republic of Germany
3.250%, 01/04/2020	EUR	1,100,000	$1,555,646
FMS Wertmanagement
0.998%, 01/20/2014 (P)		6,000,000	8,493,749

			10,049,395
Italy - 3.14%
Government of Italy
4.750%, 02/01/2013		21,500,000	31,588,029

			31,588,029
Japan - 8.40%
Government of Japan
zero coupon 04/11/2011 to 06/27/2011	JPY	5,410,000,000	65,029,875
0.200%, 02/15/2012		1,630,000,000	19,602,308

			84,632,183
New Zealand - 0.91%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	4,500,000	3,327,164
6.000%, 05/15/2021		7,500,000	5,861,614

			9,188,778
Spain - 1.55%
Kingdom of Spain
2.941%, 03/25/2014 (P) (S)	EUR	11,000,000	15,584,673

			15,584,673

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $184,769,609)			$187,587,515

CORPORATE BONDS - 50.16%
Australia - 5.15%
Commonwealth Bank of Australia
0.723%, 07/12/2013 (P) (S)		$8,000,000	8,012,920
0.808%, 06/25/2014 (P) (S)		14,800,000	14,912,643
2.500%, 12/10/2012 (S)		5,500,000	5,639,651
ING Bank Australia, Ltd.
5.523%, 06/24/2014 (P)	AUD	10,000,000	10,413,626
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$500,000	520,822
Members Equity Bank Pty, Ltd.
5.750%, 08/20/2012	AUD	2,400,000	2,495,038
National Australia Bank, Ltd.
0.803%, 07/08/2014 (P) (S)		$5,000,000	5,050,060
5.750%, 12/19/2013	AUD	40,000	41,677
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,853,286

			51,939,723
Bermuda - 0.03%
Qtel International Finance, Ltd.
5.000%, 10/19/2025		300,000	264,750

			264,750
Canada - 1.04%
Honda Canada Finance, Inc., Series E
1.476%, 03/26/2012 (P)	CAD	10,200,000	10,493,480

			10,493,480
Cayman Islands - 0.76%
IPIC, Ltd.
5.000%, 11/15/2020 (S)		$2,000,000	1,940,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		700,000	737,625

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Petrobras International Finance Company
3.875%, 01/27/2016		$3,400,000	$3,418,408
5.375%, 01/27/2021		1,600,000	1,602,890

			7,698,923
Denmark - 0.03%
Nykredit
6.000%, 10/01/2029	DKK	156,417	32,079
Realkredit Danmark A/S, Series 73D
2.498%, 01/01/2038 (P)		1,302,689	233,933

			266,012
France - 6.56%
BNP Paribas
5.000%, 01/15/2021		$5,150,000	5,190,165
BNP Paribas Home Loan
Covered Bonds SA
3.000%, 07/23/2013	EUR	700,000	997,809
4.750%, 05/28/2013		2,700,000	3,989,372
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,212,233
2.000%, 02/17/2012	EUR	6,800,000	9,641,640
2.125%, 04/22/2013 (S)		$4,900,000	4,937,563
2.250%, 01/25/2013	EUR	600,000	845,700
2.500%, 09/16/2015 (S)		$5,100,000	4,932,470
Dexia Credit Local
0.553%, 01/12/2012 (P) (S)		8,000,000	7,961,944
2.750%, 01/10/2014 (S)		15,500,000	15,450,943
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	700,000	997,185
Vivendi SA
5.750%, 04/04/2013 (S)		$3,700,000	3,970,933

			66,127,957
Germany - 1.65%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	7,800,000	10,846,437
5.000%, 07/04/2011		250,000	357,589
5.500%, 06/05/2014	AUD	5,200,000	5,372,993

			16,577,019
India - 0.13%
ICICI Bank, Ltd.
2.063%, 02/24/2014 (P) (S)		$1,300,000	1,292,335

			1,292,335
Italy - 1.01%
Intesa Sanpaolo SpA
2.713%, 02/24/2014 (P) (S)		6,500,000	6,583,382
3.000%, 11/04/2015	EUR	1,800,000	2,419,605
6.500%, 02/24/2021 (S)		$1,100,000	1,153,015

			10,156,002
Jersey, C.I. - 0.53%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,263,393
HBOS Euro Finance LP (7.627% to
12/09/2011, then 3 month
EURIBOR + 2.875%)
12/09/2011 (Q)	EUR	2,334,000	3,043,124

			5,306,517

159

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg - 0.23%
Sunrise Communications International SA
7.000%, 12/31/2017		$1,600,000	$2,358,220

			2,358,220
Netherlands - 2.94%
ABN Amro Bank NV
3.250%, 01/18/2013		3,200,000	4,585,681
3.750%, 01/12/2012		400,000	575,521
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$2,400,000	2,482,699
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	8,532,393
Gazprom via White Nights Finance BV
10.500%, 03/08/2014		$2,700,000	3,250,800
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,587,481
NIBC Bank NV
3.500%, 04/07/2014		1,700,000	2,460,949
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,900,000	3,777,250
Ziggo Finance Bv
6.125%, 11/15/2017	EUR	1,000,000	1,417,199

			29,669,973
New Zealand - 0.45%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,522,491

			4,522,491
Norway - 1.26%
DnB NOR Boligkreditt
2.375%, 07/20/2015	EUR	3,700,000	4,962,993
4.500%, 05/16/2011		1,700,000	2,418,329
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,291,608

			12,672,930
South Korea - 0.26%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,664,247

			2,664,247
Sweden - 0.36%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,614,394
Swedbank Hypotek AB
4.625%, 05/23/2011		700,000	996,185

			3,610,579
United Kingdom - 10.34%
Abbey National Treasury Services PLC
3.125%, 06/30/2014		4,300,000	5,956,795
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,277,464
4.500%, 10/23/2013		200,000	290,267
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	102,011
10.179%, 06/12/2021 (S)		1,840,000	2,337,002
BP Capital Markets PLC
0.450%, 04/11/2011 (P)		400,000	400,011
2.750%, 06/14/2011	CHF	100,000	109,358
3.125%, 10/01/2015		$3,000,000	3,011,757
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,665,881

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
HBOS PLC
6.750%, 05/21/2018 (S)		$3,100,000	$3,031,335
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,434,206
11.040%, 03/19/2020	GBP	2,800,000	4,896,016
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,631,259
Lloyds TSB Bank PLC
1.303%, 04/02/2012 (P) (S)		$3,300,000	3,329,380
2.653%, 01/24/2014 (P)		1,100,000	1,127,622
4.875%, 01/21/2016		5,000,000	5,149,260
National Grid PLC
4.980%, 06/22/2011	CAD	2,000,000	2,074,884
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,393,145
4.625%, 09/13/2012		1,700,000	2,473,923
5.500%, 07/18/2012 (S)		$4,100,000	4,300,375
5.500%, 07/18/2012		4,000,000	4,198,892
NGG Finance PLC
6.125%, 08/23/2011	EUR	250,000	360,281
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,210,756
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	416,134
The Royal Bank of Scotland PLC
0.571%, 03/30/2012 (P) (S)		13,900,000	13,920,475
1.450%, 10/20/2011 (S)		10,800,000	10,866,344
2.625%, 05/11/2012 (S)		4,000,000	4,086,792
2.750%, 06/18/2013	EUR	1,800,000	2,536,013
3.750%, 11/14/2011		4,100,000	5,883,219
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	1,000,000	1,734,540

			104,205,397
United States - 17.43%
Ally Financial, Inc.
6.000%, 12/15/2011		$1,550,000	1,584,875
6.875%, 09/15/2011 to 08/28/2012		5,300,000	5,430,625
7.000%, 02/01/2012		2,100,000	2,165,625
Altria Group, Inc.
9.250%, 08/06/2019		4,000,000	5,213,852
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)	EUR	5,600,000	7,936,317
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067		400,000	469,093
Autozone, Inc.
5.875%, 10/15/2012		$800,000	853,382
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	6,700,000	9,624,865
Bank of America Corp.
4.000%, 03/28/2018 (P)		1,600,000	2,106,001
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
05/23/2017		4,600,000	6,169,751
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,741,781
Citigroup, Inc.
0.580%, 06/09/2016 (P)		700,000	658,862
0.857%, 01/16/2012 (P)	GBP	2,655,000	4,212,447
4.750%, 05/31/2017 (P)	EUR	2,000,000	2,699,810

160

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. (continued)
5.500%, 04/11/2013 to 10/15/2014		$850,000	$915,494
6.000%, 08/15/2017		7,300,000	7,920,719
6.125%, 05/15/2018		5,800,000	6,315,585
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,307,736
Computer Sciences Corp.
6.500%, 03/15/2018		2,700,000	2,928,955
Ford Motor Credit Company LLC
7.250%, 10/25/2011		5,100,000	5,248,308
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,085,983
GMAC International Finance BV
5.375%, 06/06/2011	EUR	1,600,000	2,274,322
HCA, Inc.
7.875%, 02/15/2020		$200,000	217,500
9.125%, 11/15/2014		4,744,000	4,975,270
HCP, Inc.
5.950%, 09/15/2011		200,000	204,408
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,117,875
5.875%, 05/01/2013		2,800,000	2,870,000
6.500%, 09/01/2014 (S)		2,800,000	2,989,000
6.625%, 11/15/2013		600,000	621,000
6.750%, 09/01/2016 (S)		2,300,000	2,461,000
JPMorgan & Company, Inc., Series A
4.411%, 02/15/2012 (P)		360,000	367,812
JPMorgan Chase & Company
3.450%, 03/01/2016		1,700,000	1,690,898
6.000%, 01/15/2018		800,000	875,814
6.300%, 04/23/2019		700,000	773,833
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		4,500,000	1,170,000
6.875%, 05/02/2018 (H)		2,100,000	551,250
11/16/2009 (H)		4,100,000	1,040,375
Loews Corp.
5.250%, 03/15/2016		400,000	432,275
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		5,000,000	5,422,805
Masco Corp.
5.875%, 07/15/2012		300,000	313,979
Merrill Lynch & Company, Inc.
1.317%, 01/31/2014 (P)	EUR	3,000,000	4,130,976
6.750%, 05/21/2013		500,000	753,195
6.875%, 04/25/2018		$6,500,000	7,207,558
Morgan Stanley
1.041%, 04/13/2016 (P)	EUR	300,000	395,612
1.422%, 03/01/2013 (P)		1,300,000	1,815,614
1.426%, 01/16/2017 (P)		2,300,000	3,001,659
1.903%, 01/24/2014 (P)		$4,500,000	4,589,181
Reynolds American, Inc.
1.010%, 06/15/2011 (P)		400,000	400,296
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,399,475
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,356,562
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,554,190
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,741,250
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	319,125
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,258,750

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
The Bear Stearns Companies LLC
7.250%, 02/01/2018		$6,800,000	$7,910,562
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,185,526
The Goldman Sachs Group, Inc.
1.524%, 02/02/2015 (P)	EUR	1,800,000	2,471,772
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		$1,200,000	1,116,118
6.200%, 04/15/2038		500,000	548,942
WM Covered Bond Program
3.875%, 09/27/2011	EUR	3,700,000	5,279,027
4.000%, 09/27/2016		900,000	1,263,009

			175,657,881

TOTAL CORPORATE BONDS (Cost $487,243,067)			$505,484,436

MUNICIPAL BONDS - 3.03%
California - 1.52%
Bay Area Toll Authority
6.907%, 10/01/2050		$2,000,000	2,023,700
Golden State
Tobacco Securitization Corp.
5.125%, 06/01/2047		200,000	119,468
5.750%, 06/01/2047		6,505,000	4,324,914
Los Angeles Community College District
6.750%, 08/01/2049		2,300,000	2,443,198
Metropolitan Water District Southern
California
5.000%, 10/01/2036		45,000	44,299
State of California
5.700%, 11/01/2021		2,500,000	2,515,650
7.600%, 11/01/2040		2,600,000	2,849,158
7.700%, 11/01/2030		900,000	949,797

			15,270,184
Georgia - 0.07%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		700,000	658,791

			658,791
Illinois - 0.02%
Chicago Illinois, Series A
8.804%, 01/01/2014 (P)		230,000	157,964

			157,964
Iowa - 0.04%
Tobacco Settlement Authority of Iowa,
Series A
6.500%, 06/01/2023		445,000	400,006

			400,006
New York - 0.33%
City of New York
4.937%, 12/01/2019		2,700,000	2,763,882
New York City Municipal Water Finance
Authority, Series 1289
8.850%, 12/15/2013 (P)		300,000	238,851
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040		400,000	358,784

			3,361,517
Ohio - 0.81%
American Municipal Power-Ohio, Inc.
7.734%, 02/15/2033		1,600,000	1,730,320
8.084%, 02/15/2050		4,100,000	4,684,455

161

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing
Authority
5.875%, 06/01/2047		$2,700,000	$1,792,935

			8,207,710
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		800,000	39,240

			39,240
Texas - 0.24%
Northside Independent School District
5.741%, 08/15/2035		900,000	846,189
5.891%, 08/15/2040		1,700,000	1,607,554

			2,453,743

TOTAL MUNICIPAL BONDS (Cost $32,675,053)			$30,549,155

CAPITAL PREFERRED SECURITIES - 0.30%
Cayman Islands - 0.27%
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
,01/25/2017 (Q)	GBP	1,800,000	2,764,837

			2,764,837
United States - 0.03%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
,07/01/2013 (Q)		$300,000	230,250
State Street Capital Trust IV
1.310%, 06/15/2037 (P)		20,000	16,503

			246,753

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,584,458)			$3,011,590

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.61%
Australia - 1.44%
Crusade Global Trust, Series 2005-2,
Class A2
5.092%, 08/14/2037 (P)	AUD	3,938,433	$3,944,134
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.384%, 02/21/2038 (P) (S)		$670,593	646,950
Series 2005-P11, Class BA,
4.980%, 08/22/2037 (P)	AUD	2,659,800	2,665,295
Series 2004-P10, Class BA,
5.350%, 07/12/2036 (P)		506,788	512,394
Swan, Series 2006-1E, Class A2
5.062%, 05/12/2037 (P)		1,594,495	1,613,580
The SMHL Programme, Series 2009-3,
Class A1
6.220%, 11/07/2040 (P)		2,616,158	2,677,122
Torrens Trust, Series 2007-1, Class A
5.230%, 10/19/2038 (P)		2,417,218	2,433,140

			14,492,615
Ireland - 0.20%
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.333%, 12/15/2016 (P)	EUR	1,515,079	2,042,410

			2,042,410

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Netherlands - 0.04%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.170%, 07/01/2034 (P)		$59,860	$82,700
Delphinus BV, Series 2001-II, Class A1
1.378%, 11/28/2031 (P)		89,022	125,490
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.336%, 11/20/2035 (P)		167,490	232,444

			440,634
United Kingdom - 3.14%
Alba PLC, Series 2006-2, Class A3A
0.976%, 12/15/2038 (P)	GBP	334,350	454,061
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
0.936%, 03/18/2039 (P)		1,872,300	2,596,626
Series 2007-1, Class A2B,
1.300%, 03/18/2039 (P)	EUR	1,872,300	2,295,439
Series 2006-1, Class A2B,
1.320%, 06/18/2038 (P)		2,597,798	3,223,559
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.339%, 10/15/2054 (P) (S)		3,600,000	5,107,464
Series 2010-1A, Class A3,
2.406%, 10/15/2054 (P) (S)		4,500,000	6,394,081
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.456%, 12/15/2049 (P)	GBP	5,183,845	7,063,808
Newgate Funding PLC, Series 2007-3X,
Class A1
1.406%, 12/15/2050 (P)		1,609,067	2,504,044
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
1.325%, 06/12/2044 (P)	EUR	1,683,912	1,997,474

			31,636,556
United States - 9.79%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.969%, 09/25/2035 (P)		$201,572	156,062
American Home Mortgage Assets,
Series 2006-5, Class A1
1.232%, 11/25/2046 (P)		1,187,470	567,143
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.281%, 10/25/2034 (P)		112,960	102,085
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.543%, 05/20/2035 (P)		532,094	325,615
Series 2006-J, Class 4A1,
5.864%, 01/20/2047 (P)		309,168	217,856
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.849%, 03/25/2035 (P)		1,473,089	1,286,839
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.420%, 01/25/2037 (P)		3,081,894	1,912,682
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		2,535,223	2,430,754

162

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2003-6, Class 1A1,
2.773%, 08/25/2033 (P)	$217,403	$219,935
Series 2004-2, Class 22A,
2.839%, 05/25/2034 (P)	387,850	371,082
Series 2003-9, Class 2A1,
2.864%, 02/25/2034 (P)	35,510	31,813
Series 2003-7, Class 6A,
2.875%, 10/25/2033 (P)	206,759	211,985
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	944,127	907,660
Series 2004-9, Class 22A1,
3.607%, 11/25/2034 (P)	159,322	159,031
Series 2004-2, Class 23A,
4.137%, 05/25/2034 (P)	130,241	129,195
Series 2005-12, Class 23A1,
5.675%, 02/25/2036 (P)	1,284,511	935,321
Bear Stearns Alt-A Trust
Series 2006-1, Class 21A2,
2.802%, 02/25/2036 (P)	2,515,897	1,285,023
Series 2005-9, Class 24A1,
2.928%, 11/25/2035 (P)	1,278,867	776,369
Series 2005-7, Class 22A1,
2.987%, 09/25/2035 (P)	1,560,746	1,213,313
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.683%, 01/26/2036 (P)	2,650,924	1,764,100
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	840,618	795,069
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	920,263	814,600
Series 2006-AR1, Class 1A1,
2.650%, 10/25/2035 (P)	361,885	310,041
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049	5,600,000	5,877,710
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)	2,978,020	2,965,633
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.430%, 05/25/2047 (P)	2,683,654	1,565,389
Series 2006-OA9, Class 2A1B,
0.453%, 07/20/2046 (P)	879,175	392,898
Series 2007-11T1, Class A12,
0.600%, 05/25/2037 (P)	678,303	398,014
Series 2005-56, Class 2A3,
1.812%, 11/25/2035 (P)	210,770	129,324
Series 2005-56, Class 2A2,
2.352%, 11/25/2035 (P)	175,762	107,818
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	303,710	269,878
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	432,362	287,344
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	302,031	198,972
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.580%, 02/25/2035 (P)	67,468	51,471

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-25, Class 2A1,
0.590%, 02/25/2035 (P)	$100,541	$76,214
Series 2004-12, Class 11A1,
2.984%, 08/25/2034 (P)	120,227	89,101
Series 2004-HYB5, Class 2A1,
3.051%, 04/20/2035 (P)	153,545	147,329
Series 2004-22, Class A3,
3.118%, 11/25/2034 (P)	395,870	343,084
Countrywide Mortgage Backed
Securities, Series 2005-2, Class 2A1
0.570%, 03/25/2035 (P)	152,271	101,604
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
1.962%, 05/25/2032 (P)	5,417	5,497
Series 2003-AR18, Class 2A3,
2.495%, 07/25/2033 (P)	35,726	34,417
Series 2003-AR20, Class 2A1,
2.675%, 08/25/2033 (P)	544,464	550,742
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	33,007	34,577
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A2
5.524%, 06/15/2039 (P)	1,032,971	1,056,497
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.563%, 11/19/2037 (P)	2,600,000	191,662
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.605%, 12/15/2030 (P)	81,255	81,493
Series T-62, Class 1A1,
1.513%, 10/25/2044 (P)	2,140,648	2,116,925
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.600%, 03/25/2044 (P)	111,794	106,340
Series 2002-W8, Class F,
0.650%, 09/25/2032 (P)	28,684	27,053
Series 2010-136, Class FA,
0.750%, 12/25/2040 (P)	3,739,935	3,694,727
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.708%, 12/25/2033 (P)	190,445	187,232
Series 2005-AR3, Class 2A1,
2.921%, 08/25/2035 (P)	199,017	158,531
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.605%, 11/15/2031 (P)	111,156	101,860
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.025%, 06/25/2034 (P)	37,060	32,606
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	3,707,310	4,126,194
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.330%, 10/25/2046 (P)	664,657	607,301
Series 2006-OH1, Class A1,
0.430%, 01/25/2037 (P)	382,275	238,133
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.940%, 10/25/2033 (P)	33,437	28,381

163

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.990%, 03/25/2033 (P)	$170,871	$171,178
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.443%, 01/19/2038 (P)	898,729	589,325
Series 2005-4, Class 3A1,
2.936%, 07/19/2035 (P)	80,171	64,808
Series 2003-1, Class A,
3.025%, 05/19/2033 (P)	364,563	365,905
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.677%, 12/25/2034 (P)	123,373	92,853
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	577,179	537,796
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.162%, 11/25/2033 (P)	210,074	211,065
Series 2007-A1, Class 5A5,
2.967%, 07/25/2035 (P)	944,504	951,945
Series 2007-A1, Class 5A6,
2.967%, 07/25/2035 (P)	858,640	681,797
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	1,698,649	1,620,133
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.490%, 05/25/2037 (P)	565,637	301,176
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.695%, 12/15/2030 (P)	79,291	75,671
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.797%, 07/09/2021 (P) (S)	2,699,443	2,566,804
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.460%, 02/25/2036 (P)	5,495,374	4,187,557
Series 2005-A8, Class A3A2,
0.500%, 08/25/2036 (P)	200,293	162,984
Series 2003-A2, Class 1A1,
2.305%, 02/25/2033 (P)	201,846	193,394
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,538,301
Series 2007-8, Class A3,
5.964%, 08/12/2049 (P)	3,200,000	3,431,429
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A,
0.500%, 11/25/2035 (P)	1,348,719	1,161,962
Series 2005-2, Class 1A,
1.707%, 10/25/2035 (P)	1,283,644	1,174,005
NCUA Guaranteed Notes
Series 2010-R2, Class 1A,
0.629%, 11/06/2017 (P)	14,437,783	14,442,259
Series 2010-R1, Class 1A,
0.709%, 10/07/2020 (P)	4,839,941	4,845,991
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.400%, 02/25/2047 (P)	794,483	404,150
Series 2006-QO6, Class A1,
0.430%, 06/25/2046 (P)	3,255,273	1,312,936
Series 2007-QH4, Class A2,
0.480%, 05/25/2037 (P)	1,122,285	285,665

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Accredit Loans, Inc. (continued)
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	$992,303	$535,398
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.650%, 01/25/2046 (P)	846,671	388,232
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	516,479	389,462
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.249%, 09/25/2035 (P)	216,895	150,979
Sequoia Mortgage Trust
Series 5, Class A,
0.603%, 10/19/2026 (P)	59,032	51,746
Series 2003-4, Class 2A1,
0.603%, 07/20/2033 (P)	265,285	253,270
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.585%, 02/25/2034 (P)	220,462	212,546
Series 2004-4, Class 3A2,
2.652%, 04/25/2034 (P)	517,026	469,370
Series 2004-12, Class 7A1,
5.205%, 09/25/2034 (P)	677,755	640,444
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.460%, 05/25/2046 (P)	850,682	477,838
Series 2004-AR3, Class 1A2,
0.833%, 07/19/2034 (P)	122,530	113,449
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.360%, 11/25/2046 (P)	1,185,285	1,169,845
Series 2006-4, Class A2B,
0.370%, 07/25/2036 (P)	580,836	577,028
Series 2003-5, Class 1A,
3.164%, 10/25/2043 (P)	1,197,479	1,123,464
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	202,806
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.480%, 04/25/2045 (P)	164,986	142,445
Series 2005-AR15, Class A1A1,
0.510%, 11/25/2045 (P)	304,490	256,422
Series 2005-AR2, Class 2A1A,
0.560%, 01/25/2045 (P)	80,204	67,536
Series 2006-AR19, Class 1A,
1.052%, 01/25/2047 (P)	851,167	510,716
Series 2006-AR9, Class 1A,
1.312%, 08/25/2046 (P)	601,500	391,391
Series 2002-AR17, Class 1A,
1.512%, 11/25/2042 (P)	450,773	398,379
Series 2003-AR5, Class A7,
2.696%, 06/25/2033 (P)	155,957	148,923
Series 2003-AR9, Class 1A6,
2.712%, 09/25/2033 (P)	791,726	783,967
Series 2002-AR2, Class A,
2.734%, 02/27/2034 (P)	107,164	109,585

164

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.252%, 07/25/2046 (P)		$587,853	$265,417
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.936%, 06/25/2035 (P)		3,121,391	3,128,267

			98,635,538

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $156,183,941)			$147,247,753

ASSET BACKED SECURITIES - 3.03%
Canada - 0.14%
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,353,548	1,424,486

			1,424,486
Cayman Islands - 0.69%
Duane Street CLC, Series 2005-1A,
Class A2
0.562%, 11/08/2017 (P) (S)		$1,455,563	1,384,103
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
0.841%, 08/27/2015 (P) (S)		627,351	615,239
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.611%, 06/01/2017 (P) (S)		2,365,816	2,274,389
Olympic CLO, Ltd., Series 2004-1A,
Class A1LA
0.743%, 05/15/2016 (P) (S)		171,138	168,873
Pacifica Cdo, Ltd., Series 2004-4x,
Class A1l
0.663%, 02/15/2017 (P)		2,611,486	2,549,463

			6,992,067
Ireland - 0.46%
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	3,596,685	4,627,570

			4,627,570
Luxembourg - 0.12%
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)		968,307	1,238,867

			1,238,867
Netherlands - 0.26%
Globaldrive BV, Series 2009-A, Class A
3.000%, 07/20/2015		1,815,103	2,573,547

			2,573,547
United Kingdom - 0.11%
Bumper 2 SA, Series 2009-3, Class A
2.670%, 06/20/2022 (P)		753,192	1,069,985

			1,069,985
United States - 1.25%
Access Group, Series 2008-1, Class A
1.603%, 10/27/2025 (P)		$1,912,644	1,931,664
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.830%, 07/25/2032 (P)		6,344	5,850

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Amresco Residential Securities,
Series 1999-1, Class A
1.190%, 06/25/2029 (P)		$27,650	$23,776
Citibank Credit Card Issue Trust,
Series 2004-A2, Class A
1.177%, 05/24/2013 (P)	EUR	1,700,000	2,406,300
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.483%, 12/20/2027 (P)		$25,884	18,702
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.675%, 06/15/2012 (P)		392,353	393,022
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.950%, 01/25/2032 (P)		38,142	35,339
Home Equity Asset Trust, Series 2002-1,
Class A4
0.850%, 11/25/2032 (P)		1,283	980
Residential Asset Mortgage
Products, Inc., Series 2002-RS3
0.810%, 06/25/2032 (P)		13,177	11,044
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.750%, 07/25/2032 (P)		39,815	22,100
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.300%, 12/25/2036 (P)		349,333	336,888
SLM Student Loan Trust, Series 2009-B,
Class A1
6.255%, 07/15/2042 (P) (S)		4,367,161	4,219,896
Small Business Administration,
Series 2004-10A, Class 1
4.120%, 03/10/2014		551,875	572,944
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		90,312	99,648
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.920%, 02/16/2019 (P) (S)		2,500,000	2,507,336
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.480%, 10/25/2035 (P)		50,398	50,254

			12,635,743

TOTAL ASSET BACKED SECURITIES (Cost $29,823,739)			$30,562,265

TERM LOANS (M) - 0.48%
Germany - 0.31%
Kabel Deutschland Holding AG
4.950%, 12/03/2016	EUR	2,200,000	3,130,089

			3,130,089
United States - 0.17%
Ford Motor Company
2.970%, 12/15/2013		$1,734,131	1,732,223

TOTAL TERM LOANS (Cost $4,637,206)			$4,862,312

PREFERRED SECURITIES - 0.20%
United States - 0.20%
DG Funding Trust (S)		236	$1,805,872

165

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
United States (continued)
SLM Corp.	9,800	$210,504

		2,016,376

TOTAL PREFERRED SECURITIES (Cost $2,611,779)		$2,016,376

SHORT-TERM INVESTMENTS - 2.36%
U.S. Government & Agency
Obligations* - 1.66%
U.S. Treasury Bill
0.132%, 09/08/2011 (F)	$35,000	$34,978
0.138%, 09/15/2011 (F)	8,308,000	8,301,937
0.158%, 09/01/2011 (F)	732,000	731,426
0.173%, 08/04/2011 (F)	3,235,000	3,232,220
0.178%, 07/28/2011 (F)	3,454,000	3,451,221
0.183%, 07/07/2011 (F)	320,000	319,719
0.183%, 07/14/2011 (F)	662,000	661,435

		16,732,936
Repurchase Agreement - 0.70%
Credit Suisse Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.140% to be repurchased at
$5,100,020 on 04/01/2011,
collateralized by $5,135,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $5,222,504,
including interest)	5,100,000	5,100,000
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at
$1,961,001 on 04/01/2011,
collateralized by $1,990,000
U.S. Treasury Notes, 0.750% due
05/31/2012 (valued at $2,002,438,
including interest)	1,961,000	1,961,000

		7,061,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,793,936)		$23,793,936

Total Investments (Global Bond Trust)
(Cost $1,039,076,532) - 104.32%		$1,051,279,063
Other assets and liabilities, net - (4.32%)		(43,506,411)

TOTAL NET ASSETS - 100.00%		$1,007,772,652

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.40%
Consumer Discretionary - 15.72%
Auto Components - 0.90%
TRW Automotive Holdings Corp. (I)	78,420	$4,319,374
Automobiles - 1.40%
Ford Motor Company (I)	450,180	6,712,184
Hotels, Restaurants & Leisure - 3.08%
Las Vegas Sands Corp. (I)	54,880	2,317,034
Marriott International, Inc., Class A (L)	185,630	6,604,715
McDonald’s Corp.	77,040	5,861,974

		14,783,723
Internet & Catalog Retail - 3.95%
Amazon.com, Inc. (I)	65,570	11,811,124

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Netflix, Inc. (I)	8,600	$2,041,038
priceline.com, Inc. (I)	10,100	5,115,044

		18,967,206
Media - 1.48%
The Walt Disney Company	164,850	7,103,387
Multiline Retail - 2.00%
Kohl’s Corp.	81,490	4,322,230
Target Corp.	105,960	5,299,060

		9,621,290
Specialty Retail - 1.69%
Limited Brands, Inc.	161,330	5,304,530
Tiffany & Company	45,870	2,818,253

		8,122,783
Textiles, Apparel & Luxury Goods - 1.22%
NIKE, Inc., Class B	77,140	5,839,498

		75,469,445
Consumer Staples - 5.81%
Beverages - 4.72%
Anheuser-Busch InBev NV, ADR (L)	106,630	6,096,037
Coca-Cola Enterprises, Inc.	176,500	4,818,450
Hansen Natural Corp. (I)	76,250	4,592,538
The Coca-Cola Company	108,140	7,175,089

		22,682,114
Food & Staples Retailing - 1.09%
Costco Wholesale Corp.	70,970	5,203,520

		27,885,634
Energy - 10.16%
Energy Equipment & Services - 5.57%
Halliburton Company	101,490	5,058,262
National Oilwell Varco, Inc.	114,220	9,054,219
Schlumberger, Ltd.	135,370	12,624,606

		26,737,087
Oil, Gas & Consumable Fuels - 4.59%
Concho Resources, Inc. (I)	77,390	8,303,947
Noble Energy, Inc.	53,980	5,217,167
Pioneer Natural Resources Company	83,780	8,538,858

		22,059,972

		48,797,059
Financials - 5.51%
Capital Markets - 3.84%
BlackRock, Inc.	13,990	2,812,130
Franklin Resources, Inc.	28,900	3,614,812
T. Rowe Price Group, Inc. (L)	125,720	8,350,322
The Charles Schwab Corp.	204,450	3,686,234

		18,463,498
Consumer Finance - 0.67%
American Express Company	70,750	3,197,900
Diversified Financial Services - 1.00%
IntercontinentalExchange, Inc. (I)	38,700	4,780,998

		26,442,396
Health Care - 10.12%
Biotechnology - 1.13%
Alexion Pharmaceuticals, Inc. (I)(L)	24,200	2,388,056
Celgene Corp. (I)	52,980	3,047,939

		5,435,995

166

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.89%
Intuitive Surgical, Inc. (I)(L)	12,800	$4,268,288
Health Care Providers & Services - 2.54%
AmerisourceBergen Corp.	125,990	4,984,164
Express Scripts, Inc. (I)	86,420	4,805,816
HCA Holdings, Inc. (I)	71,310	2,415,270

		12,205,250
Health Care Technology - 0.69%
SXC Health Solutions Corp. (I)	60,230	3,300,604
Life Sciences Tools & Services - 1.30%
Agilent Technologies, Inc. (I)	139,090	6,228,450
Pharmaceuticals - 3.57%
Allergan, Inc.	77,440	5,499,789
Perrigo Company	51,100	4,063,472
Shire PLC, ADR (L)	55,030	4,793,113
Teva Pharmaceutical Industries, Ltd., SADR	55,740	2,796,476

		17,152,850

		48,591,437
Industrials - 15.88%
Aerospace & Defense - 2.04%
Precision Castparts Corp.	66,480	9,784,526
Air Freight & Logistics - 1.21%
Expeditors International of Washington, Inc.	116,190	5,825,767
Electrical Equipment - 3.98%
AMETEK, Inc.	115,050	5,047,244
Emerson Electric Company	89,340	5,220,136
Rockwell Automation, Inc. (L)	93,510	8,850,722

		19,118,102
Machinery - 7.45%
Cummins, Inc.	53,600	5,875,632
Deere & Company	178,080	17,254,171
Joy Global, Inc. (L)	50,840	5,023,500
PACCAR, Inc. (L)	145,910	7,638,389

		35,791,692
Road & Rail - 1.20%
CSX Corp. (L)	73,270	5,759,022

		76,279,109
Information Technology - 28.99%
Communications Equipment - 4.39%
F5 Networks, Inc. (I)	31,630	3,244,289
Juniper Networks, Inc. (I)	171,490	7,216,299
QUALCOMM, Inc.	193,450	10,606,864

		21,067,452
Computers & Peripherals - 9.65%
Apple, Inc. (I)	78,830	27,468,314
EMC Corp. (I)	343,570	9,121,784
Hewlett-Packard Company	181,290	7,427,451
NetApp, Inc. (I)(L)	48,700	2,346,366

		46,363,915
Electronic Equipment, Instruments & Components - 0.57%
Corning, Inc.	133,650	2,757,200
Internet Software & Services - 2.71%
Google, Inc., Class A (I)	22,190	13,008,000
IT Services - 2.11%
Cognizant Technology
Solutions Corp., Class A (I)	57,880	4,711,432

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	73,510	$5,411,806

		10,123,238
Semiconductors & Semiconductor Equipment - 1.82%
Broadcom Corp., Class A (I)	151,270	5,957,013
Marvell Technology Group, Ltd. (I)	179,410	2,789,826

		8,746,839
Software - 7.74%
Autodesk, Inc. (I)	97,830	4,315,281
Check Point Software Technologies, Ltd. (I)(L)	153,310	7,826,476
Citrix Systems, Inc. (I)	50,210	3,688,427
Intuit, Inc. (I)	82,650	4,388,715
Oracle Corp.	410,080	13,684,370
Salesforce.com, Inc. (I)	24,490	3,271,374

		37,174,643

		139,241,287
Materials - 5.70%
Chemicals - 3.67%
E.I. du Pont de Nemours & Company	103,460	5,687,196
FMC Corp. (L)	58,030	4,928,488
Potash Corp. of Saskatchewan, Inc.	118,800	7,000,884

		17,616,568
Metals & Mining - 2.03%
Goldcorp, Inc.	96,670	4,814,166
Walter Energy, Inc.	36,640	4,962,155

		9,776,321

		27,392,889
Telecommunication Services - 1.51%
Wireless Telecommunication Services - 1.51%
American Tower Corp., Class A (I)	140,210	7,265,677

TOTAL COMMON STOCKS (Cost $378,353,991)		$477,364,933

SECURITIES LENDING COLLATERAL - 9.23%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,428,311	44,313,663

TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,314,544)		$44,313,663

SHORT-TERM INVESTMENTS - 0.10%
Repurchase Agreement - 0.10%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $506,000 on 04/01/2011,
collateralized by $515,000 Federal National
Mortgage Association, 2.000% due
07/14/2014 (valued at $518,219,
including interest)	$506,000	$506,000

TOTAL SHORT-TERM INVESTMENTS (Cost $506,000)		$506,000

Total Investments (Growth Equity Trust)
(Cost $423,174,535) - 108.73%		$522,184,596
Other assets and liabilities, net - (8.73%)		(41,945,868)

TOTAL NET ASSETS - 100.00%		$480,238,728

167

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.62%
Consumer Discretionary - 0.19%
Internet & Catalog Retail - 0.19%
drugstore.com, Inc. (I)	78,300	$301,455
Consumer Staples - 0.76%
Food & Staples Retailing - 0.76%
CVS Caremark Corp.	26,300	902,616
Raia SA (I)	18,600	290,509

		1,193,125

		1,193,125
Health Care - 96.17%
Biotechnology - 33.56%
Achillion Pharmaceuticals, Inc. (I)	28,100	200,915
Acorda Therapeutics, Inc. (I)	26,561	616,215
Alexion Pharmaceuticals, Inc. (E)(I)	100,920	9,958,786
Alkermes, Inc. (I)	114,000	1,476,300
Allos Therapeutics, Inc. (I)	37,200	117,924
AMAG Pharmaceuticals, Inc. (I)	22,000	367,400
Amarin Corp. PLC, ADR (I)	47,500	346,750
Amgen, Inc. (I)	49,000	2,619,050
Amylin Pharmaceuticals, Inc. (I)	28,900	328,593
Anacor Pharmaceuticals, Inc. (I)	36,300	251,196
Ardea Biosciences, Inc. (I)	16,900	484,861
Arqule, Inc. (I)	15,700	112,412
Basilea Pharmaceutica AG (I)	1,397	100,686
Biocon, Ltd.	17,700	136,367
BioCryst Pharmaceuticals, Inc. (I)	18,800	71,252
Biogen Idec, Inc. (I)	3,919	287,615
BioMarin Pharmaceutical, Inc. (I)	71,500	1,796,795
Celgene Corp. (I)	59,466	3,421,079
Cephalon, Inc. (I)	28,200	2,136,996
Cubist Pharmaceuticals, Inc. (I)	33,600	848,064
Dendreon Corp. (I)	26,600	995,638
Dyadic International, Inc. (I)	18,900	36,855
Exelixis, Inc. (I)	157,000	1,774,100
Gilead Sciences, Inc. (I)	111,396	4,727,646
Halozyme Therapeutics, Inc. (I)	16,700	112,057
Human Genome Sciences, Inc. (E)(I)	88,000	2,415,600
Idenix Pharmaceuticals, Inc. (I)	145,704	483,737
Incyte Corp. (I)	203,300	3,222,305
Infinity Pharmaceuticals, Inc. (I)	21,975	129,213
Intercell AG (I)	7,274	92,823
InterMune, Inc. (I)	44,900	2,118,831
Ironwood Pharmaceuticals, Inc. (I)	7,000	98,000
Lexicon Pharmaceuticals, Inc. (I)	42,900	72,072
Micromet, Inc. (I)	22,300	125,103
Momenta Pharmaceuticals, Inc. (I)	26,600	421,610
Neurocrine Biosciences, Inc. (I)	65,100	494,109
NPS Pharmaceuticals, Inc. (I)	5,300	50,721
Onyx Pharmaceuticals, Inc. (I)	20,038	704,937
Pharmacyclics, Inc. (I)	68,700	404,643
Pharmasset, Inc. (E)(I)	25,200	1,983,492
Poniard Pharmaceuticals, Inc. (I)	97,645	41,890
Regeneron Pharmaceuticals, Inc. (I)	40,900	1,838,046
Rigel Pharmaceuticals, Inc. (I)	15,300	108,783
Seattle Genetics, Inc. (I)	43,500	677,295
Sinovac Biotech, Ltd. (I)	35,700	161,721
Swedish Orphan Biovitrum AB (I)	61,492	281,828
Targacept, Inc. (I)	4,200	111,678
Theravance, Inc. (I)	36,100	874,342
Vertex Pharmaceuticals, Inc. (I)	40,604	1,946,150
Vical, Inc. (I)	83,800	248,048
Ym Biosciences, Inc. (I)	50,100	132,264

		52,564,793

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 13.90%
ArthroCare Corp. (I)	16,800	$560,112
Baxter International, Inc.	34,100	1,833,557
C.R. Bard, Inc.	4,900	486,619
Conceptus, Inc. (I)	55,800	806,310
Covidien PLC	66,125	3,434,533
DENTSPLY International, Inc. (E)	37,650	1,392,674
Dynavox, Inc., Class A (I)	19,100	105,432
Edwards Lifesciences Corp. (E)(I)	33,400	2,905,800
Enteromedics, Inc. (I)	56,850	156,906
HeartWare International, Inc. (I)	17,500	1,496,775
Hill-Rom Holdings, Inc.	2,800	106,344
IDEXX Laboratories, Inc. (I)	23,300	1,799,226
Insulet Corp. (I)	26,600	548,492
Intuitive Surgical, Inc. (I)	800	266,768
Nobel Biocare Holding AG	8,362	173,337
Shandong Weigao Group Medical
Polymer Company, Ltd.	96,000	273,788
Sonova Holding AG	1,963	174,944
Straumann Holding AG	1,200	308,523
Stryker Corp.	47,500	2,888,000
Thoratec Corp. (I)	6,900	178,917
Tornier Bv (I)	4,700	87,326
Zimmer Holdings, Inc. (I)	29,400	1,779,582

		21,763,965
Health Care Providers & Services - 21.72%
AMERIGROUP Corp. (I)	43,400	2,788,450
AmerisourceBergen Corp.	56,000	2,215,360
Amil Participacoes SA	7,000	82,277
Bangkok Dusit Medical Service PCL	493,300	844,049
Catalyst Health Solutions, Inc. (I)	16,800	939,624
Centene Corp. (I)	58,700	1,935,926
Community Health Systems, Inc. (I)	38,100	1,523,619
DaVita, Inc. (I)	16,795	1,436,140
Express Scripts, Inc. (E)(I)	41,800	2,324,498
Fleury SA	33,600	499,066
Fortis Healthcare, Ltd. (I)	24,761	84,054
Fresenius AG	3,353	310,238
Fresenius Medical Care AG	9,807	658,454
HCA Holdings, Inc. (I)	19,600	663,852
Health Management
Associates, Inc., Class A (I)	78,500	855,650
Henry Schein, Inc. (I)	30,600	2,147,202
HMS Holdings Corp. (I)	7,900	646,615
Laboratory Corp. of America Holdings (I)	3,600	331,668
LCA-Vision, Inc. (I)	35,600	240,300
McKesson Corp.	38,600	3,051,330
MEDNAX, Inc. (I)	13,400	892,574
Odontoprev SA	11,300	184,659
Profarma Distribuidora de
Produtos Farmaceuticos SA	47,100	442,829
PSS World Medical, Inc. (I)	7,600	206,340
Sinopharm Group Company, Ltd.	56,000	199,305
Tenet Healthcare Corp. (I)	95,500	711,475
Triple-S Management Corp., Class B (I)	28,000	576,240
UnitedHealth Group, Inc.	48,700	2,201,240
Universal Health Services, Inc., Class B	30,850	1,524,299
WellCare Health Plans, Inc. (I)	25,200	1,057,140
WellPoint, Inc.	35,100	2,449,629

		34,024,102
Health Care Technology - 3.15%
Allscripts-Misys Healthcare Solutions, Inc. (I)	35,300	740,947
athenahealth, Inc. (I)	16,300	735,619
Cerner Corp. (I)	6,450	717,240

168

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
SXC Health Solutions Corp. (I)	50,100	$2,745,480

		4,939,286
Life Sciences Tools & Services - 5.55%
Agilent Technologies, Inc. (I)	2,000	89,560
BG Medicine, Inc. (I)	16,100	124,131
Bruker Corp. (I)	35,000	729,750
Covance, Inc. (I)	30,900	1,690,848
Illumina, Inc. (I)	44,550	3,121,619
Pacific Biosciences of California, Inc. (I)(R)	10,950	151,283
Thermo Fisher Scientific, Inc. (I)	23,800	1,322,090
Waters Corp. (I)	16,800	1,459,920

		8,689,201
Pharmaceuticals - 18.29%
Aegerion Pharmaceuticals, Inc. (I)	8,500	140,845
Allergan, Inc.	8,400	596,568
Auxilium Pharmaceuticals, Inc. (I)	10,700	229,729
AVANIR Pharmaceuticals, Class A (I)	313,800	1,280,304
Bayer AG	3,987	308,736
Cadence Pharmaceuticals, Inc. (I)	47,300	435,633
Cardiome Pharma Corp. (I)	35,600	152,368
China Medical System Holdings, Ltd.	744,800	729,209
Daiichi Sankyo Company, Ltd.	21,000	405,458
DepoMed, Inc. (I)	25,200	253,008
Elan Corp. PLC (I)	143,300	985,904
GlaxoSmithKline Pharmaceuticals, Ltd.	2,858	129,184
Hikma Pharmaceuticals PLC	16,863	199,640
Hospira, Inc. (I)	11,200	618,240
Impax Laboratories, Inc. (I)	24,400	620,980
Jazz Pharmaceuticals, Inc. (I)	15,400	490,490
Lijun International
Pharmaceutical Holding, Ltd.	140,000	39,174
MAP Pharmaceuticals, Inc. (I)	19,600	270,284
Medicis Pharmaceutical Corp., Class A	2,800	89,712
Merck & Company, Inc. (E)	64,409	2,126,141
Nektar Therapeutics (I)	21,000	198,870
Newron Pharmaceuticals SpA (I)	6,333	46,153
Novo Nordisk A/S	5,115	641,122
Optimer Pharmaceuticals, Inc. (I)	15,605	184,607
Pacira Pharmaceuticals, Inc. (I)	14,000	99,400
Par Pharmaceutical Companies, Inc. (I)	2,200	68,376
Pfizer, Inc.	50,501	1,025,675
Ranbaxy Laboratories, Ltd. (I)	23,000	229,725
Roche Holdings AG	9,640	1,376,992
Salix Pharmaceuticals, Ltd. (I)	11,200	392,336
Sanofi-Aventis SA	2,200	154,510
Sawai Pharmaceutical Company, Ltd.	10,700	923,611
Shire PLC	19,581	568,563
Shire PLC, ADR	7,800	679,380
Simcere Pharmaceutical Group (I)	26,600	343,672
Sun Pharmaceutical Industries, Ltd.	17,000	167,171
Teva Pharmaceutical Industries, Ltd., SADR	34,765	1,744,160
The Medicines Company (I)	152,855	2,490,008
Towa Pharmaceutical Company, Ltd.	11,800	596,526
UCB SA	8,234	312,903
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	112,780	5,617,572
Vectura Group PLC (I)	98,550	96,437
Warner Chilcott PLC, Class A	11,200	260,736
XenoPort, Inc. (I)	56,100	332,673

		28,652,785

		150,634,132

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 1.68%
Internet Software & Services - 0.69%
WebMD Health Corp. (I)	20,200	$1,079,084
IT Services - 0.22%
MAXIMUS, Inc.	4,200	340,914
Software - 0.77%
Nuance Communications, Inc. (I)	61,700	1,206,852

		2,626,850
Materials - 0.82%
Chemicals - 0.82%
Monsanto Company	17,700	1,279,002

TOTAL COMMON STOCKS (Cost $125,525,121)		$156,034,564

WARRANTS - 0.04%
Alexza Pharmaceuticals, Inc. (Expiration date
10/05/2016; Strike price $2.77)	14,130	6,710
Cadence Pharmaceuticals, Inc. (Expiration date
02/18/2014; Strike price $7.84)	10,500	30,789
Dyadic International, Inc. (Expiration Date:
04/29/2011; Strike Price $6.33)	6,000	0
EnteroMedics, Inc. (Expiration date
02/20/2013; Strike price $8.28)	96,200	1,027
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19)	30,600	36,455
Favrille, Inc. (Expiration Date: 04/29/2011;
Strike price $5.26)	20,411	0
Mannkind Corp. (Expiration Date: 04/29/2011;
Strike Price $12.28)	21,000	0
Poniard Pharmaceuticals, Inc. (Expiration
Date: 04/26/2011; Strike Price $4.62)	120,392	0
Poniard Pharmaceuticals, Inc. (Expiration
Date: 04/29/2011; Strike Price $4.62)	11,721	0

TOTAL WARRANTS (Cost $18,180)		$74,981

SHORT-TERM INVESTMENTS - 1.09%
Money Market Funds* - 1.09%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$450,763	$450,763
T. Rowe Price Prime Reserve Fund, 0.1942%	1,254,456	1,254,456

		1,705,219

TOTAL SHORT-TERM INVESTMENTS (Cost $1,705,219)		$1,705,219

Total Investments (Health Sciences Trust)
(Cost $127,248,520) - 100.75%		$157,814,764
Other assets and liabilities, net - (0.75%)		(1,182,003)

TOTAL NET ASSETS - 100.00%		$156,632,761

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.71%
Consumer Discretionary - 19.39%
Auto Components - 0.94%
BorgWarner, Inc. (I)(L)	17,400	$1,386,606
Automobiles - 0.54%
Harley-Davidson, Inc.	18,800	798,812

169

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.57%
Weight Watchers International, Inc.	12,062	$845,546
Hotels, Restaurants & Leisure - 4.34%
Chipotle Mexican Grill, Inc. (I)(L)	6,000	1,634,220
Panera Bread Company, Class A (I)	9,404	1,194,308
Royal Caribbean Cruises, Ltd. (I)	87,400	3,606,124

		6,434,652
Household Durables - 0.13%
KB Home (L)	15,900	197,796
Internet & Catalog Retail - 5.07%
Netflix, Inc. (I)(L)	18,400	4,366,872
priceline.com, Inc. (I)	6,200	3,139,928

		7,506,800
Leisure Equipment & Products - 0.24%
Brunswick Corp.	13,769	350,146
Media - 1.22%
Imax Corp. (I)	56,300	1,800,474
Specialty Retail - 4.24%
Dick’s Sporting Goods, Inc. (I)	10,600	423,788
O’Reilly Automotive, Inc. (I)	45,900	2,637,414
PetSmart, Inc.	43,000	1,760,850
Williams-Sonoma, Inc. (L)	36,000	1,458,000

		6,280,052
Textiles, Apparel & Luxury Goods - 2.10%
Fossil, Inc. (I)	16,600	1,554,590
Lululemon Athletica, Inc. (I)(L)	17,500	1,558,375

		3,112,965

		28,713,849
Consumer Staples - 5.47%
Beverages - 0.57%
Hansen Natural Corp. (I)	14,100	849,243
Food & Staples Retailing - 2.73%
Costco Wholesale Corp.	12,800	938,496
Whole Foods Market, Inc.	47,100	3,103,890

		4,042,386
Food Products - 1.43%
Mead Johnson Nutrition Company	23,400	1,355,562
The J.M. Smucker Company	10,700	763,873

		2,119,435
Household Products - 0.74%
Church & Dwight Company, Inc.	13,700	1,086,958

		8,098,022
Energy - 7.94%
Energy Equipment & Services - 4.61%
Atwood Oceanics, Inc. (I)	17,100	793,953
Dril-Quip, Inc. (I)	10,400	821,912
FMC Technologies, Inc. (I)	13,800	1,303,824
McDermott International, Inc. (I)	49,000	1,244,110
National Oilwell Varco, Inc.	33,700	2,671,399

		6,835,198
Oil, Gas & Consumable Fuels - 3.33%
Concho Resources, Inc. (I)	22,300	2,392,790
Linn Energy LLC	18,500	720,205
Pioneer Natural Resources Company (L)	7,200	733,824
SandRidge Energy, Inc. (I)(L)	84,500	1,081,600

		4,928,419

		11,763,617

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 5.99%
Capital Markets - 2.28%
KKR & Company LP	50,300	$825,423
Lazard, Ltd., Class A	38,600	1,604,988
Raymond James Financial, Inc.	24,900	952,176

		3,382,587
Commercial Banks - 0.49%
East West Bancorp, Inc.	33,000	724,680
Consumer Finance - 1.16%
Discover Financial Services	71,300	1,719,756
Real Estate Management & Development - 2.06%
CB Richard Ellis Group, Inc., Class A (I)	85,300	2,277,510
Jones Lang LaSalle, Inc.	7,700	767,998

		3,045,508

		8,872,531
Health Care - 13.62%
Biotechnology - 3.42%
Alexion Pharmaceuticals, Inc. (I)(L)	25,100	2,476,868
United Therapeutics Corp. (I)	20,100	1,347,102
Vertex Pharmaceuticals, Inc. (I)(L)	25,800	1,236,594

		5,060,564
Health Care Equipment & Supplies - 2.54%
C.R. Bard, Inc. (L)	19,500	1,936,545
Varian Medical Systems, Inc. (I)(L)	27,000	1,826,280

		3,762,825
Health Care Providers & Services - 1.36%
Express Scripts, Inc. (I)	36,100	2,007,521
Health Care Technology - 2.53%
Allscripts-Misys Healthcare Solutions, Inc. (I)	34,800	730,452
SXC Health Solutions Corp. (I)	54,997	3,013,836

		3,744,288
Life Sciences Tools & Services - 3.08%
Agilent Technologies, Inc. (I)	24,600	1,101,588
Illumina, Inc. (I)(L)	26,700	1,870,869
Life Technologies Corp. (I)	15,500	812,510
Mettler-Toledo International, Inc. (I)	4,500	774,000

		4,558,967
Pharmaceuticals - 0.69%
Shire PLC, ADR	11,800	1,027,780

		20,161,945
Industrials - 18.52%
Aerospace & Defense - 3.11%
BE Aerospace, Inc. (I)	84,172	2,990,631
TransDigm Group, Inc. (I)	19,300	1,617,919

		4,608,550
Commercial Services & Supplies - 1.00%
Stericycle, Inc. (I)	16,700	1,480,789
Construction & Engineering - 1.18%
Foster Wheeler AG (I)	24,700	929,214
KBR, Inc.	21,700	819,609

		1,748,823
Electrical Equipment - 3.24%
Cooper Industries PLC	26,800	1,739,320
Polypore International, Inc. (I)	12,917	743,761
Rockwell Automation, Inc.	24,400	2,309,460

		4,792,541

170

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 6.69%
AGCO Corp. (I)(L)	33,100	$1,819,507
Chart Industries, Inc. (I)	16,300	897,152
Cummins, Inc.	18,800	2,060,856
Deere & Company	8,200	794,498
Joy Global, Inc.	17,200	1,699,532
Meritor, Inc. (I)	26,872	456,018
The Manitowoc Company, Inc. (L)	47,900	1,048,052
Titan International, Inc.	5,051	134,407
WABCO Holdings, Inc. (I)	16,089	991,726

		9,901,748
Road & Rail - 1.41%
J.B. Hunt Transport Services, Inc.	22,600	1,026,492
Kansas City Southern (I)	19,500	1,061,775

		2,088,267
Trading Companies & Distributors - 1.89%
Fastenal Company (L)	33,000	2,139,390
WESCO International, Inc. (I)	10,500	656,250

		2,795,640

		27,416,358
Information Technology - 20.34%
Communications Equipment - 1.48%
Aruba Networks, Inc. (I)	23,600	798,624
F5 Networks, Inc. (I)	13,500	1,384,695

		2,183,319
Computers & Peripherals - 2.08%
Apple, Inc. (I)	8,000	2,787,600
NetApp, Inc. (I)	6,000	289,080

		3,076,680
Electronic Equipment, Instruments & Components - 2.42%
Amphenol Corp., Class A	17,100	930,069
Jabil Circuit, Inc.	62,100	1,268,703
Trimble Navigation, Ltd. (I)	27,500	1,389,850

		3,588,622
Internet Software & Services - 4.27%
Baidu, Inc., SADR (I)	10,800	1,488,348
OpenTable, Inc. (I)	8,600	914,610
SAVVIS, Inc. (I)	21,700	804,853
VeriSign, Inc.	61,000	2,208,810
WebMD Health Corp. (I)	16,940	904,935

		6,321,556
IT Services - 1.82%
Alliance Data Systems Corp. (I)	3,400	292,026
Cognizant Technology
Solutions Corp., Class A (I)	29,600	2,409,440

		2,701,466
Semiconductors & Semiconductor Equipment - 4.39%
ARM Holdings PLC	94,400	879,868
Broadcom Corp., Class A (I)	17,400	685,212
Cavium Networks, Inc. (I)(L)	35,100	1,577,043
Cypress Semiconductor Corp. (I)	41,000	794,580
OmniVision Technologies, Inc. (I)	27,000	959,310
Skyworks Solutions, Inc. (I)	27,400	888,308
Veeco Instruments, Inc. (I)(L)	14,000	711,760

		6,496,081
Software - 3.88%
Check Point Software Technologies, Ltd. (I)	14,900	760,645
Citrix Systems, Inc. (I)	21,468	1,577,039
Intuit, Inc. (I)	20,000	1,062,000

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)	17,600	$2,351,008

		5,750,692

		30,118,416
Materials - 4.26%
Chemicals - 1.89%
Albemarle Corp.	34,500	2,062,065
CF Industries Holdings, Inc.	5,400	738,666

		2,800,731
Containers & Packaging - 1.47%
Crown Holdings, Inc. (I)	37,500	1,446,750
Rock-Tenn Company, Class A (L)	10,500	728,175

		2,174,925
Metals & Mining - 0.90%
Cliffs Natural Resources, Inc.	13,600	1,336,608

		6,312,264
Telecommunication Services - 2.54%
Wireless Telecommunication Services - 2.54%
NII Holdings, Inc. (I)	29,700	1,237,599
SBA Communications Corp., Class A (I)	63,624	2,524,600

		3,762,199

		3,762,199
Utilities - 0.64%
Gas Utilities - 0.64%
National Fuel Gas Company	12,800	947,200

TOTAL COMMON STOCKS (Cost $113,142,893)		$146,166,401

SECURITIES LENDING COLLATERAL - 13.40%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,983,432	19,848,010

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,848,560)		$19,848,010

Total Investments (Heritage Trust)
(Cost $132,991,453) - 112.11%		$166,014,411
Other assets and liabilities, net - (12.11%)		(17,938,616)

TOTAL NET ASSETS - 100.00%		$148,075,795

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 42.33%
Consumer Discretionary - 18.74%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)	$3,000,000	$52,500
9.875%, 03/01/2049 (I)	2,050,000	35,875
10.250%, 11/01/2049 (I)	1,025,000	17,938
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	1,400,000	1,519,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	1,500,000	1,629,375
Cablevision Systems Corp.
8.625%, 09/15/2017	1,950,000	2,169,375
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014	660,350	660,350

171

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Canadian Satellite Radio
Holdings, Inc. (continued)
1.500%, 02/14/2016 (P)	$714,157	$714,157
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	500,000	598,750
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	2,977,027	2,768,635
Fontainebleau Las Vegas Holdings LLC, PIK
12.500%, 06/01/2022 (H)	4,004,390	0
MTR Gaming Group, Inc.
12.625%, 07/15/2014	2,500,000	2,662,500

		12,828,455
Energy - 1.59%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011 (R)	1,079,442	1,090,763
Financials - 4.35%
Ford Motor Credit Company LLC
7.500%, 08/01/2012	1,225,000	1,305,726
8.125%, 01/15/2020	550,000	629,181
Realogy Corp.
12.000%, 04/15/2017 (S)	1,000,000	1,041,250

		2,976,157
Industrials - 6.01%
GOL Finance
8.750%, (S)	2,000,000	1,945,000
Northwest Airlines, Inc., Escrow Certificates
6.625%, 02/15/2023 (I)	15,810,000	0
7.625%, 11/15/2023 (I)	8,965,000	11,117
01/16/2017 (I)	4,640,000	0
United Air Lines, Inc.
12.750%, 07/15/2012	1,964,160	2,160,576

		4,116,693
Materials - 6.87%
NewPage Corp.
11.375%, 12/31/2014	1,350,000	1,351,688
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	930,000	1,069,500
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	2,000,000	1,820,000
Verso Paper Holdings LLC/Verso Paper, Inc.
11.500%, 07/01/2014	419,000	457,758

		4,699,166
Telecommunication Services - 4.77%
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	865,000	900,898
Digicel, Ltd.
8.250%, 09/01/2017 (S)	620,000	657,200
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	1,565,000	1,709,763

		3,267,861

TOTAL CORPORATE BONDS (Cost $32,215,025)		$28,979,095

CONVERTIBLE BONDS - 12.08%
Consumer Discretionary - 7.36%
Ford Motor Company
4.250%, 11/15/2016	1,000,000	1,812,500
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	2,435,000	3,226,375

		5,038,875

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Industrials - 4.72%
AMR Corp.
6.250%, 10/15/2014	$1,400,000	$1,473,500
US Airways Group, Inc.
7.250%, 05/15/2014	825,000	1,761,375

		3,234,875

TOTAL CONVERTIBLE BONDS (Cost $5,141,068)		$8,273,750

COMMON STOCKS - 6.79%
Consumer Discretionary - 6.48%
Hotels, Restaurants & Leisure - 1.25%
Fontainebleau Resorts LLC, Class A (I)	68,468	$0
Trump Entertainment Resorts, Inc. (I)	190,620	857,790

		857,790
Media - 5.23%
Canadian Satellite Radio Holdings, Inc.	397,967	1,293,034
Canadian Satellite Radio
Holdings, Inc., Class A (I)	283,201	920,148
Vertis Holdings, Inc. (I)	69,391	1,368,391

		3,581,573

		4,439,363
Materials - 0.31%
Containers & Packaging - 0.31%
Smurfit-Stone Container Corp.	5,439	210,217
Telecommunication Services - 0.00%
Diversified Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	58,550	0

TOTAL COMMON STOCKS (Cost $11,545,125)		$4,649,580

PREFERRED SECURITIES - 7.12%
Financials - 5.74%
Commercial Banks - 3.03%
Wells Fargo & Company, Series L, 7.500%	2,003	2,073,506
Diversified Financial Services - 2.71%
Bank of America Corp., Series L, 7.250%	1,840	1,860,222
Pliant Corp., PIK, 13.000% (I)	1,287	0

		1,860,222

		3,933,728
Industrials - 1.38%
Airlines - 1.38%
Continental Airlines Finance Trust II, 6.000%	25,000	942,188

TOTAL PREFERRED SECURITIES (Cost $4,156,694)		$4,875,916

SHORT-TERM INVESTMENTS - 27.55%
U.S. Government & Agency
Obligations* - 17.53%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2011	$12,000,000	$12,000,000

172

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 10.02%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $6,859,002 on 04/01/2011,
collateralized by $7,070,000 Federal Home
Loan Bank, 0.800% due 11/18/2013 (valued
at $6,999,300, including interest)		$6,859,000	$6,859,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,859,000)			$18,859,000

Total Investments (High Income Trust)
(Cost $71,916,912) - 95.87%			$65,637,341
Other assets and liabilities, net - 4.13%			2,825,605

TOTAL NET ASSETS - 100.00%			$68,462,946

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.41%
Argentina - 0.96%
Republic of Argentina
zero coupon 12/15/2035 (B)(I)	EUR	1,880,851	$368,111
7.000%, 10/03/2015		221,000	207,740
7.820%, 12/31/2033 (P)	EUR	491,222	527,341
8.750%, 06/02/2017		$1,376,830	1,409,186

			2,512,378
Brazil - 0.54%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	2,505,000	1,419,293

			1,419,293
Indonesia - 0.67%
Republic of Indonesia
10.250%, 07/15/2022 to 07/15/2027	IDR	8,893,000,000	1,144,801
11.000%, 09/15/2025		4,629,000,000	623,451

			1,768,252
Russia - 0.00%
Government of Russia
7.500%, 03/31/2030		$4,325	5,041
Turkey - 0.75%
Republic of Turkey
6.750%, 05/30/2040		1,904,000	1,975,400
Venezuela - 0.49%
Republic of Venezuela
zero coupon 04/15/2020 (I)		346,000	96,015
5.750%, 02/26/2016		1,621,000	1,199,540

			1,295,555

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,475,269)			$8,975,919

CORPORATE BONDS - 76.06%
Consumer Discretionary - 17.60%
Affinity Group, Inc.
11.500%, 12/01/2016 (S)		330,000	346,500
American Greetings Corp.
7.375%, 06/01/2016		1,837,000	1,879,999
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		550,000	550,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Bankrate, Inc.
11.750%, 07/15/2015 (S)	$820,000	$932,750
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)	500,000	485,000
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,170,000	1,208,025
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	865,000	914,738
Directbuy Holdings, Inc.
12.000%, 02/01/2017 (S)	520,000	395,200
DISH DBS Corp.
7.875%, 09/01/2019	660,000	714,450
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	540,000	569,700
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	1,110,000
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	1,275,000	1,208,588
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	190,000	201,400
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	18,100
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)	740,000	717,800
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	3,409,000	2,718,678
HOA Restaurant Group / HOA
Finance Corp.
11.250%, 04/01/2017 (S)	390,000	397,800
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)	3,258,000	3,200,985
Kabel BW Erste
Beteiligungs GmbH/Kabel Baden-
Wurttemberg G
7.500%, 03/15/2019 (S)	240,000	246,000
LBI Media, Inc.
9.250%, 04/15/2019 (S)	740,000	741,850
MGM Mirage, Inc.
5.875%, 02/27/2014	840,000	802,200
MGM Resorts International
6.625%, 07/15/2015	510,000	483,225
10.375%, 05/15/2014	420,000	480,900
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.000% on 11/01/2011)
11/01/2016	1,940,000	1,978,800
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	690,000	520,950
8.000%, 04/01/2012	2,600,000	2,320,500
Motors Liquidation Company
7.200%, 01/15/2011 (H)	1,520,000	437,000
8.375%, 07/15/2033 (H)	2,005,000	596,488
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)	710,000	747,275
11.750%, 11/15/2016	390,000	450,450
Net Servicos De Comunicacao SA
7.500%, 01/27/2020	570,000	652,650
Nielsen Finance LLC/Nielsen Finance
Company
7.750%, 10/15/2018 (S)	1,300,000	1,394,250
Oxford Industries, Inc.
11.375%, 07/15/2015	1,485,000	1,659,488

173

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Petco Animal Supplies, Inc.
9.250%, 12/01/2018 (S)	$680,000	$727,600
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	150,000	152,625
8.750%, 05/15/2020	10,000	10,400
QVC, Inc.
7.375%, 10/15/2020 (S)	755,000	787,088
Reynolds Group Issuer, Inc.
8.250%, 02/15/2021 (S)	830,000	821,700
9.000%, 04/15/2019 (S)	1,080,000	1,117,800
Service Corp. International
7.500%, 04/01/2027	800,000	760,000
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,550,000	1,670,125
Snoqualmie Entertainment Authority
4.204%, 02/01/2014 (P)(S)	240,000	217,200
9.125%, 02/01/2015 (S)	385,000	383,075
Sotheby’s
7.750%, 06/15/2015	790,000	873,938
Standard Pacific Corp.
8.375%, 01/15/2021 (S)	590,000	609,913
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	1,029
6.500%, 02/01/2014 (H)	2,340,000	234
6.625%, 03/15/2018 (H)	2,257,000	226
7.750%, 08/15/2016 (H)	5,098,000	510
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	455,000	467,513
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	3,162,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	5,404,000	4,944,660
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	370,000	391,275
8.500%, 05/15/2021 (S)	1,290,000	1,335,150

		46,353,800
Consumer Staples - 2.33%
Alliance One International, Inc.
10.000%, 07/15/2016	340,000	344,675
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)	1,190,000	1,206,363
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)	380,000	395,200
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	1,040,000	1,021,800
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,940,000	3,167,850

		6,135,888
Energy - 12.53%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,730,000	1,911,650
Belden & Blake Corp.
8.750%, 07/15/2012	1,201,000	1,201,000
Berry Petroleum Company
10.250%, 06/01/2014	587,000	680,920
Chesapeake Energy Corp.
6.625%, 08/15/2020	830,000	883,950
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	120,000	126,150
9.500%, 05/15/2016	490,000	546,350
Concho Resources, Inc.
7.000%, 01/15/2021	200,000	210,500

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Copano Energy Llc / Copano Energy
Finance Corp.
7.125%, 04/01/2021	$390,000	$394,875
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)	1,652,294	1,569,679
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	494,487	409,188
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019	633,000	649,148
10.000%, 12/01/2020	2,313,000	2,448,928
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	815,625
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,195,000	1,239,813
Exco Resources, Inc.
7.500%, 09/15/2018	1,410,000	1,431,150
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	380,000	387,600
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	1,225,000	1,255,625
James River Escrow, Inc.
7.875%, 04/01/2019 (S)	360,000	372,600
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	330,000	365,871
Key Energy Services, Inc.
6.750%, 03/01/2021	690,000	702,075
Lukoil International Finance BV
6.356%, 06/07/2017	560,000	601,272
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	660,000	659,175
6.750%, 11/01/2020	590,000	604,750
MEG Energy Corp.
6.500%, 03/15/2021 (S)	950,000	965,438
Murray Energy Corp.
10.250%, 10/15/2015 (S)	880,000	946,000
Novatek Finance, Ltd.
6.604%, 02/03/2021 (S)	530,000	555,859
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	1,210,000	1,343,100
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	860,000	844,950
Peabody Energy Corp.
7.875%, 11/01/2026	830,000	934,788
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	82,352
6.875%, 01/20/2040	485,000	507,698
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	910,000	891,800
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	480,000	494,400
Quicksilver Resources, Inc.
11.750%, 01/01/2016	1,310,000	1,526,150
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018	660,000	702,900
SandRidge Energy, Inc.
7.500%, 03/15/2021 (S)	1,360,000	1,411,000
Trico Shipping AS
11.875%, 11/01/2014 (P)(S)	1,880,000	1,525,150
Venoco, Inc.
8.875%, 02/15/2019 (S)	130,000	130,000

174

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
6.500%, 10/01/2018		$650,000	$672,750

			33,002,229
Financials - 7.11%
Ally Financial, Inc.
zero coupon, 06/15/2015		1,250,000	973,438
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)		1,012,400	607,440
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		1,460,000	1,430,800
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		670,000	666,650
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		460,000	492,200
Ford Motor Credit Company LLC
7.000%, 10/01/2013		760,000	819,832
12.000%, 05/15/2015		730,000	917,576
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	793,366
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$334,000	332,330
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		277,000	276,308
International Lease Finance Corp.
8.250%, 12/15/2020		1,940,000	2,126,725
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,500,000	1,485,000
Leucadia National Corp.
8.125%, 09/15/2015		600,000	663,000
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		835,000	914,325
Residential Capital LLC
9.625%, 05/15/2015		650,000	655,688
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		440,000	411,400
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		1,200,000	1,255,500
6.299%, 05/15/2017 (S)		134,000	140,365
SLM Corp.
8.000%, 03/25/2020		160,000	174,400
TNK-BP Finance SA
7.875%, 03/13/2018 (S)		851,000	974,395
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		1,250,000	1,225,000
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		1,144,179	1,384,457

			18,720,195
Health Care - 5.10%
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		480,000	506,400
9.750%, 03/01/2016 (S)		980,000	967,750
Biomet, Inc., PIK
10.375%, 10/15/2017		149,000	163,714

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
CRC Health Corp.
10.750%, 02/01/2016		$7,310,000	$7,401,356
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		955,000	1,094,669
Giant Funding Corp.
8.250%, 02/01/2018 (S)		650,000	667,063
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)		1,750,000	1,824,375
Tenet Healthcare Corp.
6.875%, 11/15/2031		230,000	190,613
Vanguard Health Holding
Company II LLC
8.000%, 02/01/2018		210,000	214,988
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (S)		620,000	393,700

			13,424,628
Industrials - 10.59%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		630,000	628,425
ACCO Brands Corp.
10.625%, 03/15/2015		945,000	1,065,488
Acquisition Co Lanza Parent
10.000%, 06/01/2017 (S)		560,000	617,400
Aguila 3 SA
7.875%, 01/31/2018 (S)		300,000	306,000
American Airlines Pass Through Trust
7.000%, 01/31/2018 (S)		440,000	426,800
American Reprographics Company
10.500%, 12/15/2016 (S)		600,000	649,500
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	420,235
9.125%, 10/15/2020 (S)		$750,000	811,875
Ashtead Holdings PLC
8.625%, 08/01/2015 (S)		20,000	20,875
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		510,000	514,463
7.339%, 04/19/2014		563,078	560,263
Delta Air Lines, Inc.
8.021%, 08/10/2022		451,722	466,402
9.750%, 12/17/2016		901,795	955,902
FGI Operating Company, Inc.
10.250%, 08/01/2015		795,000	847,669
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		1,180,000	1,206,550
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		910,000	949,813
Griffon Corp.
7.125%, 04/01/2018 (S)		180,000	183,150
H&E Equipment Services, Inc.
8.375%, 07/15/2016		490,000	515,113
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,360,000	1,458,600
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	548,456
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)		$430,000	448,813
7.125%, 03/15/2021 (S)		430,000	448,275
Interactive Data Corp.
10.250%, 08/01/2018 (S)		520,000	583,700
Kansas City Southern de
Mexico SA de CV
6.625%, 12/15/2020 (S)		1,400,000	1,428,000
8.000%, 02/01/2018		1,090,000	1,188,100

175

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	$550,000	$606,375
Navios Maritime
Acquisition Corp./Navios Acquisition
Finance
8.625%, 11/01/2017	1,170,000	1,210,950
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	420,000	423,150
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	1,060,000	1,049,400
Quality Distribution LLC/QD
Capital Corp.
9.875%, 11/01/2018 (S)	1,450,000	1,504,375
RailAmerica, Inc.
9.250%, 07/01/2017	936,000	1,035,450
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	250,000	271,250
RSC Equipment Rental, Inc./RSC
Holdings III LLC
8.250%, 02/01/2021 (S)	400,000	416,000
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	2,880,000	2,980,800
Wyle Services Corp.
10.500%, 04/01/2018 (S)	1,065,000	1,136,888

		27,884,505
Information Technology - 2.52%
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015	310,000	336,350
CDW LLC/CDW Finance Corp., PIK
11.500%, 10/12/2015	410,000	442,800
First Data Corp.
7.375%, 06/15/2019 (S)	460,000	469,775
11.250%, 03/31/2016	2,150,000	2,141,938
First Data Corp., PIK
10.550%, 09/24/2015	10,681	11,068
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	700,000	743,750
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019 (S)	550,000	563,063
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)	1,730,000	1,937,600

		6,646,344
Materials - 6.31%
Appleton Papers, Inc.
11.250%, 12/15/2015	1,197,000	1,161,090
Atkore International, Inc.
9.875%, 01/01/2018 (S)	550,000	587,125
CF Industries, Inc.
6.875%, 05/01/2018	340,000	381,650
7.125%, 05/01/2020	250,000	283,750
Evraz Group SA
8.875%, 04/24/2013 (S)	180,000	197,766
8.875%, 04/24/2013	990,000	1,087,763
Evraz Group Sa
9.500%, 04/24/2018	100,000	117,188
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)	50,000	50,375
7.000%, 11/01/2015 (S)	360,000	373,500
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)	800,000	876,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
GTL Trade Finance, Inc.
7.250%, 10/20/2017		$760,000	$850,410
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
9.000%, 11/15/2020 (S)		420,000	435,488
Ineos Finance PLC
9.000%, 05/15/2015 (S)		530,000	578,363
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	553,000	854,245
Lyondell Chemical Company
11.000%, 05/01/2018		$438,866	492,627
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		1,740,000	1,794,375
NewPage Corp.
11.375%, 12/31/2014		1,320,000	1,321,650
Novelis, Inc.
8.750%, 12/15/2020 (S)		1,040,000	1,144,000
Ryerson Holding Corp.
zero coupon, 02/01/2015		3,550,000	1,872,625
TPC Group LLC
8.250%, 10/01/2017 (S)		400,000	423,000
Vale Overseas, Ltd.
6.875%, 11/21/2036		100,000	106,407
8.250%, 01/17/2034		364,000	442,908
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		570,000	607,763
Verso Paper
Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (S)		440,000	457,600
11.500%, 07/01/2014		95,000	103,788

			16,601,456
Telecommunication Services - 7.99%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		1,160,000	1,090,400
9.000%, 09/22/2019		98,000	94,080
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		950,000	1,007,000
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		40,000	40,800
13.250%, 07/15/2015 (S)		1,580,000	1,659,000
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		810,000	648,000
CMP Susquehanna Corp.
9.875%, 05/15/2014		221,000	156,338
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	876,563
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		1,150,000	1,213,250
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		1,300,000	1,301,625
Level 3 Financing, Inc.
10.000%, 02/01/2018		560,000	560,700
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		480,000	513,600
Primus Telecommunications IHC, Inc.,
PIK
14.250%, 05/20/2013		170,000	171,700
Sprint Capital Corp.
8.750%, 03/15/2032		4,725,000	5,026,219
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	125,000	187,779
True Move Company, Ltd.
10.375%, 08/01/2014 (S)		$100,000	108,000
10.750%, 12/16/2013 (S)		1,074,000	1,162,605

176

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
True Move Company, Ltd. (continued)
10.750%, 12/16/2013	$800,000	$866,000
UBS Luxembourg SA for OJSC Vimpel
Communications
8.250%, 05/23/2016	1,247,000	1,381,053
West Corp.
7.875%, 01/15/2019 (S)	980,000	998,375
8.625%, 10/01/2018 (S)	670,000	705,175
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	330,000	344,850
Windstream Corp.
7.500%, 04/01/2023 (S)	850,000	837,250
7.750%, 10/01/2021 (S)	90,000	91,463

		21,041,825
Utilities - 3.98%
AES Ironwood LLC
8.857%, 11/30/2025	400,975	397,967
Calpine Corp.
7.875%, 07/31/2020 to 01/15/2023 (S)	2,540,000	2,644,750
Colbun SA
6.000%, 01/21/2020 (S)	330,000	337,885
Edison Mission Energy
7.625%, 05/15/2027	1,670,000	1,244,150
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)	890,000	957,863
Mirant Americas Generation LLC
9.125%, 05/01/2031	310,000	320,075
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	3,039,799	3,434,972
Sithe/independence Funding Corp.
9.000%, 12/30/2013	1,118,070	1,141,762

		10,479,424

TOTAL CORPORATE BONDS (Cost $207,102,302)		$200,290,294

CAPITAL PREFERRED SECURITIES - 1.38%
Financials - 1.38%
ING Capital Funding Trust III
3.907%, (P)(Q)	220,000	213,307
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)	290,000	311,750
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,815,899
The Dai-Ichi Life Insurance
Company, Ltd.
7.250%, (P)(S)	300,000	295,922

		3,636,878

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,515,016)		$3,636,878

CONVERTIBLE BONDS - 1.72%
Energy - 0.03%
James River Coal Company
3.125%, 03/15/2018 (S)	$60,000	$63,273
Financials - 1.11%
Realogy Corp.
11.000%, 04/15/2018 (S)	2,690,000	2,932,100

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Industrials - 0.44%
Horizon Lines, Inc.
4.250%, 08/15/2012	$1,495,000	$1,162,363
Materials - 0.14%
Hercules, Inc.
6.500%, 06/30/2029	460,000	362,825

TOTAL CONVERTIBLE BONDS (Cost $3,995,064)		$4,520,561

TERM LOANS (M) - 2.25%
Consumer Discretionary - 0.09%
CityCenter Holdings LLC
7.500%, 01/14/2014	230,000	231,629
Simmons Holdco, Inc., PIK
7.540%, 02/15/2012	3,958,740	9,897

		241,526
Financials - 0.41%
Realogy Corp.
13.500%, 10/15/2017	1,000,000	1,082,500
Industrials - 0.32%
Hawker Beechcraft Acquisition
Company LLC
2.234%, 03/26/2014	414,172	363,695
IASIS Healthcare LLC/IASIS
Capital Corp.
5.538%, 06/15/2014	490,938	484,489

		848,184
Telecommunication Services - 0.97%
Vodafone Group PLC
6.875%, 08/31/2015	2,540,000	2,552,700
Utilities - 0.46%
NRG Energy, Inc.
2.033%, 02/01/2013	124,374	123,460
3.539%, 08/31/2015	493,559	494,793
3.552%, 08/31/2015	587,971	590,176

		1,208,429

TOTAL TERM LOANS (Cost $9,522,527)		$5,933,339

COMMON STOCKS - 3.00%
Consumer Discretionary - 1.50%
Charter Communications, Inc., Class A (I)	73,972 $	3,745,202
Citadel Broadcasting Corp., Class A (I)	2,881	98,674
Tropicana Entertainment LLC (I)	7,500	93,750

		3,937,626
Energy - 0.25%
SemGroup Corp., Class A (I)	23,610	664,858
Financials - 0.57%
KCAD Holdings, Ltd.	124,228,562	1,507,514
Industrials - 0.17%
Nortek, Inc. (I)	10,171	437,353
Materials - 0.49%
LyondellBasell Industries, Class A (I)	32,672	1,292,178
Telecommunication Services - 0.02%
Maxcom Telecomunicaciones SAB
de CV ADR (I)	13,302	44,562
Viatel Holdings Bermuda, Ltd. (I)	38	10
XO Holdings, Inc. (I)	5,320	3,990

		48,562

TOTAL COMMON STOCKS (Cost $10,608,466)		$7,888,091

177

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 4.65%
Consumer Discretionary - 0.04%
Tropicana Las Vegas Resort
& Casino LLC (I)	2,110	$105,500
Financials - 4.61%
Ally Financial, Inc., 8.500%	975	24,258
Banesto Holdings, Ltd.,
Series A, 10.500% (S)	93,000	2,330,813
Bank of America Corp., Series L, 7.250%	4,220	4,266,378
Citigroup Capital XII (8.500% to
3/30/2015, then
3 month LIBOR + 5.870%)	62,875	1,655,499
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	31,275	856,935
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	117,600	2,998,800

		12,132,683
Information Technology - 0.00%
CMP Susquehanna Radio
Holdings Corp., Series A (I)(S)	51,586	0

TOTAL PREFERRED SECURITIES (Cost $12,029,125)		$12,238,183

WARRANTS - 0.21%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	6,339	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	71,525
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	58,949	0
Muzak Holdings LLC (Strike
Price: $25.00) (I)	8,366	0
Nortek, Inc. (Expiration Date:
12/17/2014; Strike Price: $52.80) (I)	14,700	119,070
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	353,260

TOTAL WARRANTS (Cost $889,943)		$543,855

SHORT-TERM INVESTMENTS - 2.58%
U.S. Government & Agency
Obligations* - 0.07%
Federal National Mortgage Association
Discount Notes,
0.2400% 05/09/2011 (F)	$200,000	$199,949
Repurchase Agreement - 2.51%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150%
to be repurchased at $6,600,028 on
04/01/2011, collateralized by Federal
Home Loan Mortgage Corp., 3.500%
due 08/17/2020 (valued at $6,732,000,
including interest)	6,600,000	6,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,799,949)		$6,799,949

Total Investments (High Yield Trust)
(Cost $262,937,661) - 95.26%		$250,827,069
Other assets and liabilities, net - 4.74%		12,491,879

TOTAL NET ASSETS - 100.00%		$263,318,948

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 41.72%
Consumer Discretionary - 4.40%
Cablevision Systems Corp.
7.750%, 04/15/2018	$2,000,000	$2,160,000
8.000%, 04/15/2020	2,000,000	2,180,000
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	450,000	511,313
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	4,766,957	5,708,431
Cequel Communications
Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)	1,000,000	1,042,500
CityCenter Holdings LLC/CityCenter
Finance Corp.
7.625%, 01/15/2016 (S)	700,000	722,750
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,200,000	1,239,000
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	800,000	877,000
KB Home
5.750%, 02/01/2014	700,000	707,000
MGM Resorts International
6.750%, 04/01/2013	500,000	503,750
10.000%, 11/01/2016 (S)	1,500,000	1,578,750
SuperMedia, Inc., Escrow Certificates
12/01/2020 (I)	651,025	0
The Hertz Corp.
8.875%, 01/01/2014	1,470,000	1,506,750
Visant Corp.
10.000%, 10/01/2017	1,900,000	2,052,000

		20,789,244
Consumer Staples - 1.29%
Ceridian Corp.
11.250%, 11/15/2015	2,500,000	2,600,000
Dean Foods Company
9.750%, 12/15/2018 (S)	1,000,000	1,026,250
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014	1,000,000	1,160,000
SUPERVALU, Inc.
8.000%, 05/01/2016	1,300,000	1,300,000

		6,086,250
Energy - 8.34%
Antero Resources Finance Corp.
9.375%, 12/01/2017	750,000	817,500
ATP Oil & Gas Corp.
11.875%, 05/01/2015	1,400,000	1,470,000
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020	1,900,000	2,064,000
7.250%, 12/15/2018	2,000,000	2,235,000
9.500%, 02/15/2015	2,600,000	3,224,000
Consol Energy Inc.
8.250%, 04/01/2020	1,400,000	1,552,250
El Paso Corp.
7.750%, 01/15/2032	300,000	335,956
Energy Transfer Equity LP
7.500%, 10/15/2020	1,200,000	1,305,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017 (S)	1,000,000	1,070,000
Expro Finance Luxembourg Sca
8.500%, 12/15/2016 (S)	1,000,000	990,000
Holly Corp.
9.875%, 06/15/2017	2,000,000	2,260,000

178

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)	$1,700,000	$1,887,000
Petrohawk Energy Corp.
7.875%, 06/01/2015	4,000,000	4,240,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	500,000	490,000
7.000%, 05/01/2017 (S)	500,000	475,000
Pioneer Natural Resources Company
6.875%, 05/01/2018	1,100,000	1,192,930
Plains Exploration & Production
Company
7.750%, 06/15/2015	1,500,000	1,565,625
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	1,022,500
7.500%, 11/30/2016	800,000	822,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	3,142,500
9.875%, 05/15/2016 (S)	1,200,000	1,332,000
SESI LLC
6.875%, 06/01/2014	1,000,000	1,020,000
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,000,000	2,070,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)	2,500,000	2,825,000

		39,408,261
Financials - 9.10%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
,05/15/2018 (Q)	1,500,000	1,613,055
CIT Group, Inc.
7.000%, 05/01/2015 to 05/01/2017	17,200,000	17,268,000
Ford Motor Credit Company LLC
7.000%, 04/15/2015	4,000,000	4,323,616
8.000%, 06/01/2014	2,000,000	2,222,482
12.000%, 05/15/2015	1,300,000	1,634,040
Host Hotels & Resorts LP
9.000%, 05/15/2017	600,000	676,500
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	1,400,000	1,504,300
8.875%, 09/15/2015 (S)	700,000	770,000
iStar Financial, Inc.
8.625%, 06/01/2013	2,750,000	2,791,250
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,205,820
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	2,000,000	1,960,000

		42,969,063
Health Care - 5.44%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,500,000	3,692,500
Giant Funding Corp.
8.250%, 02/01/2018 (S)	600,000	615,750
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)	1,000,000	1,042,500
HCA, Inc.
6.500%, 02/15/2016	2,200,000	2,238,500
8.500%, 04/15/2019	3,500,000	3,885,000
9.250%, 11/15/2016	4,000,000	4,305,000

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Mylan, Inc.
6.000%, 11/15/2018 (S)		$1,000,000	$1,000,000
Tenet Healthcare Corp.
8.000%, 08/01/2020		400,000	417,000
9.250%, 02/01/2015		3,500,000	3,854,375
10.000%, 05/01/2018		3,250,000	3,806,563
Vanguard Health Holding
Company II LLC/Vanguard Holding
Company II, Inc.
7.750%, 02/01/2019 (S)		500,000	506,250
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (S)		500,000	317,500

			25,680,938
Industrials - 3.03%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,197,000
American Airlines, Inc.
7.500%, 03/15/2016 (S)		2,500,000	2,471,875
CEVA Group PLC
8.375%, 12/01/2017 (S)		900,000	918,000
11.500%, 04/01/2018 (S)		2,200,000	2,389,750
RBS Global, Inc.
11.750%, 08/01/2016		1,000,000	1,072,500
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018		1,200,000	1,296,000
Terex Corp.
8.000%, 11/15/2017		3,000,000	3,161,250
The Manitowoc Company, Inc.
9.500%, 02/15/2018		800,000	884,000
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	940,500

			14,330,875
Information Technology - 4.10%
CDW LLC/CDW Finance Corp.
12.535%, 10/12/2017		750,000	804,375
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,493,750
9.875%, 09/24/2015		199,000	203,975
11.250%, 03/31/2016		1,400,000	1,394,750
12.625%, 01/15/2021 (S)		3,005,000	3,260,425
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,496,480
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		3,250,000	3,453,125
10.750%, 08/01/2020 (S)		2,500,000	2,806,250
Sanmina-SCI Corp.
6.750%, 03/01/2013		200,000	200,000
8.125%, 03/01/2016		500,000	517,500
SunGard Data Systems, Inc.
10.625%, 05/15/2015		2,500,000	2,740,625

			19,371,255
Materials - 0.96%
Berry Plastics Corp.
9.750%, 01/15/2021 (S)		700,000	693,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,042,500
7.000%, 11/01/2015 (S)		500,000	518,750
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	2,285,766

			4,540,016

179

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 0.92%
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	$700,000	$756,000
Cricket Communications, Inc.
7.750%, 10/15/2020	2,500,000	2,518,750
Frontier Communications Corp.
8.250%, 04/15/2017	500,000	540,000
8.500%, 04/15/2020	500,000	541,875

		4,356,625
Utilities - 4.14%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)	1,000,000	1,090,000
Calpine Corp.
7.500%, 02/15/2021 (S)	1,000,000	1,035,000
7.875%, 07/31/2020 (S)	800,000	850,000
Dynegy Holdings, Inc.
7.500%, 06/01/2015	1,220,000	1,026,325
7.750%, 06/01/2019	1,000,000	776,250
8.375%, 05/01/2016	4,000,000	3,350,000
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	550,000	519,750
Intergen NV
9.000%, 06/30/2017 (S)	1,000,000	1,077,500
Public Service Company of New Mexico
7.950%, 05/15/2018	1,300,000	1,459,253
RRI Energy, Inc.
7.625%, 06/15/2014	900,000	931,500
7.875%, 06/15/2017	400,000	397,000
Texas Competitive Electric Holdings
Company LLC
15.000%, 04/01/2021 (S)	2,030,000	1,674,750
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016	140,626	81,563
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	9,000,000	5,265,000

		19,533,891

TOTAL CORPORATE BONDS (Cost $182,915,281)		$197,066,418

CAPITAL PREFERRED SECURITIES - 1.31%
Financials - 1.31%
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month
US LIBOR + 3.890%) 03/26/2013 (Q)	900,000	927,000
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%) 09/26/2013 (Q)	4,800,000	5,268,000

		6,195,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,706,452)		$6,195,000

CONVERTIBLE BONDS - 1.07%
Financials - 0.55%
CapitalSource, Inc.
4.000%, 07/15/2034	$1,500,000	$1,503,750
iStar Financial, Inc.
0.803%, 10/01/2012 (P)	1,200,000	1,095,000

		2,598,750
Information Technology - 0.05%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	238,000	245,438

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Materials - 0.47%
Cemex SAB de CV
3.250%, 03/15/2016 (S)	$1,350,000	$1,385,438
3.750%, 03/15/2018 (S)	805,000	836,194

		2,221,632

TOTAL CONVERTIBLE BONDS (Cost $4,998,336)		$5,065,820

MUNICIPAL BONDS - 0.32%
California - 0.32%
State of California
7.950%, 03/01/2036	1,400,000	1,504,664

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,504,664

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.40%
Financials - 0.40%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.005%, 11/15/2015 (P)(S)	1,968,554	1,861,031

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,743,192)		$1,861,031

TERM LOANS (M) - 4.20%
Consumer Discretionary - 0.65%
Allison Transmission, Inc.
3.010%, 08/07/2014	2,773,938	2,748,279
SuperMedia, Inc.
11.000%, 12/31/2015	521,251	344,895

		3,093,174
Consumer Staples - 0.20%
U.S. Investigations Services, Inc.
3.059%, 02/21/2015	945,094	934,855
Information Technology - 0.76%
First Data Corp.
5.446%, 09/24/2014	3,731,849	3,571,658
Telecommunication Services - 0.84%
Clear Channel Communications
3.896%, 11/13/2015	4,490,422	3,948,455
Utilities - 1.75%
Texas Competitive Electric
Holdings Company LLC
3.761%, 10/10/2014	6,961,949	5,831,890
3.785%, 10/10/2014	2,912,273	2,450,989

		8,282,879

TOTAL TERM LOANS (Cost $20,121,493)		$19,831,021

COMMON STOCKS - 41.44%
Consumer Discretionary - 0.89%

Media
Charter Communications, Inc., Class A	9,394	$475,618
Comcast Corp., Class A	67,000	1,656,240
Dex One Corp. (I)	99,669	482,398

		2,614,256

Multiline Retail
Target Corp.	10,000	500,100

Specialty Retail
Home Depot, Inc.	29,800	1,104,388

		4,218,744

180

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Specialty Retail (continued)
Consumer Staples - 1.05%

Beverages
Diageo PLC	125,000	$2,379,048
PepsiCo, Inc.	40,000	2,576,400

		4,955,448

		4,955,448
Energy - 7.83%

Energy Equipment & Services
Baker Hughes, Inc.	30,000	2,202,900
Schlumberger, Ltd.	20,000	1,865,200
Weatherford International, Ltd. (I)	70,000	1,582,000

		5,650,100

Oil, Gas & Consumable Fuels
BP PLC, SADR	70,000	3,089,800
Callon Petroleum Company (I)(L)	56,247	437,039
Canadian Oil Sands, Ltd. (I)	190,000	6,402,579
Chesapeake Energy Corp.	50,000	1,676,000
Chevron Corp.	15,000	1,611,450
ConocoPhillips	100,000	7,986,000
Exxon Mobil Corp.	75,000	6,309,750
Spectra Energy Corp.	140,000	3,805,200

		31,317,818

		36,967,918
Financials - 5.74%

Commercial Banks
Banco Santander SA (I)	126,923	1,479,245
Barclays PLC	150,000	672,908
CIT Group, Inc. (I)	25,000	1,063,750
HSBC Holdings PLC	250,000	2,570,816
M&T Bank Corp. (L)	22,500	1,990,575
Wells Fargo & Company	174,800	5,541,160

		13,318,454

Diversified Financial Services
Bank of America Corp.	375,000	4,998,750
Citigroup, Inc. (I)	514,306	2,273,233
JPMorgan Chase & Company	120,000	5,532,000

		12,803,983

Real Estate Investment Trusts
Westfield Retail Trust (I)	364,900	988,306

		27,110,743
Health Care - 4.61%

Pharmaceuticals
Johnson & Johnson	80,000	4,740,000
Merck & Company, Inc.	230,000	7,592,300
Pfizer, Inc.	200,000	4,062,000
Roche Holdings AG	37,500	5,356,554

		21,750,854

		21,750,854

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Pharmaceuticals (continued)
Industrials - 0.53%

Industrial Conglomerates
General Electric Company	125,000	$2,506,250
Information Technology - 1.79%

Office Electronics
Xerox Corp.	150,000	1,597,500

Semiconductors & Semiconductor Equipment
Intel Corp.	200,000	4,034,000
Maxim Integrated Products, Inc. (L)	110,000	2,816,000

		6,850,000

		8,447,500
Materials - 1.53%

Metals & Mining
Barrick Gold Corp.	52,600	2,730,466
Newmont Mining Corp.	70,000	3,820,600
Nucor Corp.	15,000	690,300

		7,241,366

		7,241,366
Telecommunication Services - 3.34%

Diversified Telecommunication Services
AT&T, Inc.	160,000	4,896,000
CenturyLink, Inc. (L)	30,000	1,246,500
Frontier Communications Corp. (L)	69,203	568,849
Telstra Corp., Ltd.	500,000	1,457,507
Verizon Communications, Inc.	80,000	3,083,200

		11,252,056

Wireless Telecommunication Services
Vodafone Group PLC	1,600,000	4,530,258

		15,782,314
Utilities - 14.13%

Electric Utilities
American Electric Power Company, Inc.	110,100	3,868,914
Duke Energy Corp. (L)	260,000	4,719,000
Entergy Corp.	40,000	2,688,400
FirstEnergy Corp.	40,000	1,483,600
Nextera Energy, Inc.	90,000	4,960,800
Pinnacle West Capital Corp.	65,000	2,781,350
PPL Corp. (I)	35,500	898,150
Progress Energy, Inc. (I)	100,000	4,614,000
Southern Company (L)	190,000	7,240,900

		33,255,114

Gas Utilities
AGL Resources, Inc.	50,000	1,992,000

Independent Power Producers & Energy Traders
Dynegy, Inc.	30,000	170,700

Multi-Utilities
CenterPoint Energy, Inc.	90,000	1,580,400
Consolidated Edison, Inc. (L)	60,000	3,043,200
Dominion Resources, Inc. (L)	90,000	4,023,000
NiSource, Inc. (L)	30,000	575,400
PG&E Corp.	135,000	5,964,300
Public Service Enterprise Group, Inc.	150,000	4,726,500
Sempra Energy (I)	70,000	3,745,000
TECO Energy, Inc.	180,000	3,376,800

181

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Multi-Utilities (continued)
Xcel Energy, Inc.	180,000	$4,300,200

		31,334,800

		66,752,614

TOTAL COMMON STOCKS (Cost $194,047,073)		$195,733,751

PREFERRED SECURITIES - 6.66%
Consumer Discretionary - 0.36%
Automobiles - 0.36%
General Motors Company,
Series B, 4.750%	23,600	1,137,520
Motors Liquidation Company,
Series C, 6.250%	85,000	584,375

		1,721,895

		1,721,895
Energy - 1.73%
Oil, Gas & Consumable Fuels - 1.73%
Chesapeake Energy Corp., 5.750% (S)	1,900	2,582,708
Sandridge Energy, Inc., 7.000% (S)	30,000	5,590,140

		8,172,848

		8,172,848
Financials - 3.86%
Commercial Banks - 1.01%
Wells Fargo & Company,
Series L, 7.500%	4,600	4,761,920
Diversified Financial Services - 1.90%
Ally Financial, Inc., 7.000% (S)	1,341	1,247,801
Bank of America Corp., Series L, 7.250%	5,350	5,408,797
Citigroup, Inc., 7.500%	18,300	2,314,950

		8,971,548
Insurance - 0.29%
Metlife, Inc., 5.000%	16,300	1,383,055
Real Estate Investment Trusts - 0.52%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,436,300
Thrifts & Mortgage Finance - 0.14%
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (Q)	94,900	161,330
Federal National Mortgage
Association, 5.375%	20	115,000
Federal National Mortgage Association,
Series Q, 6.750%	80,000	120,000
Federal National Mortgage Association,
Series R, 7.625%	60,200	87,290
Federal National Mortgage Association,
Series 08-1, 8.750% (L)	56,800	49,416
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then
the higher of 3 month
LIBOR + 4.230% or 7.750%) (Q)	79,300	134,810

		667,846

		18,220,669
Health Care - 0.37%
Health Care Providers & Services - 0.37%
Tenet Healthcare Corp., 7.000%	1,500	1,747,950

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Materials - 0.23%
Metals & Mining - 0.23%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	20,000	$1,076,800
Utilities - 0.11%
Electric Utilities - 0.11%
Nextera Energy, Inc., 8.375%	10,000	516,100

TOTAL PREFERRED SECURITIES (Cost $35,363,926)		$31,456,262

WARRANTS - 0.06%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	22,772	267,571

TOTAL WARRANTS (Cost $91,088)		$267,571

SECURITIES LENDING COLLATERAL - 3.69%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,743,458	17,446,606

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,447,077)		$17,446,606

SHORT-TERM INVESTMENTS - 1.27%
U.S. Government & Agency
Obligations* - 1.24%
Federal Home Loan Bank Discount Notes,
0.0011%, 04/01/2011	$5,875,000	$5,875,000
Repurchase Agreement - 0.03%
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at $116,000
on 04/01/2011, collateralized by
$110,000 Federal Home Loan
Mortgage Corp., 4.500% due
01/15/2014 (valued at $120,588,
including interest)	116,000	116,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,991,000)		$5,991,000

Total Investments (Income Trust)
(Cost $468,826,570) - 102.14%		$482,419,144
Other assets and liabilities, net - (2.14%)		(10,091,772)

TOTAL NET ASSETS - 100.00%		$472,327,372

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.80%
Australia - 4.38%
BHP Billiton, Ltd.	75,538	$3,620,354
BlueScope Steel, Ltd.	496,670	1,012,962
Boart Longyear Group	177,917	859,987
Commonwealth Bank of Australia	86,197	4,672,427
Dexus Property Group	1,260,288	1,108,372
General Property Trust, Ltd.	479,366	1,556,925
Goodman Group	2,061,760	1,460,558
ING Office Fund	1,529,447	980,852
Macquarie Office Trust	344,572	1,179,104
Mirvac Group, Ltd.	723,068	931,193
Pacific Brands, Ltd. (I)	550,401	481,030
Qantas Airways, Ltd. (I)	374,379	843,004

182

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
QBE Insurance Group, Ltd.	58,401	$1,066,204
Rio Tinto, Ltd.	24,030	2,102,804
Stockland	642,189	2,464,673
Suncorp-Metway, Ltd.	61,876	541,597
TABCORP Holdings, Ltd.	202,496	1,567,806
Telstra Corp., Ltd.	1,634,831	4,765,555
Wesfarmers, Ltd.	86,864	2,851,590
Woodside Petroleum, Ltd.	56,553	2,734,924
Woolworths, Ltd.	50,856	1,413,259

		38,215,180
Austria - 0.59%
Immofinanz AG (I)(L)	200,682	906,264
OMV AG	59,117	2,670,638
Raiffeisen International Bank Holding AG (L)	16,605	921,706
Voestalpine AG	14,060	660,257

		5,158,865
Belgium - 0.84%
Ageas	322,336	918,071
Belgacom SA	43,295	1,678,461
Colruyt SA	27,175	1,431,732
Delhaize Group SA	13,275	1,081,318
Dexia SA (I)	179,453	699,312
Mobistar SA	10,507	729,027
Umicore	16,004	794,788

		7,332,709
Bermuda - 0.04%
Golden Ocean Group, Ltd. (L)	287,933	369,138
Canada - 2.35%
Barrick Gold Corp.	46,100	2,396,059
BCE, Inc. (L)	46,000	1,671,088
Canadian Pacific Railway, Ltd.	11,500	739,226
Encana Corp.	176,900	6,118,058
IGM Financial, Inc.	14,600	742,575
Magna International, Inc.	45,800	2,195,755
Metro, Inc.	12,400	590,903
National Bank of Canada (L)	11,635	945,561
Penn West Petroleum, Ltd. (L)	25,800	716,386
Research In Motion, Ltd. (I)	27,700	1,566,571
RONA, Inc.	44,800	656,173
Sun Life Financial, Inc.	54,200	1,703,429
Yellow Media, Inc. (L)	86,300	490,472

		20,532,256
Denmark - 1.64%
Carlsberg A/S	14,052	1,513,327
H. Lundbeck A/S	7,303	169,455
Novo Nordisk A/S	100,959	12,654,352

		14,337,134
Finland - 1.25%
Metso OYJ (L)	41,198	2,215,030
Neste Oil OYJ (L)	62,623	1,290,663
Nokia OYJ	257,959	2,194,968
Sampo OYJ	25,413	810,896
Stora Enso OYJ, Series R	154,016	1,834,519
UPM-Kymmene OYJ	106,408	2,250,334
YIT Oyj	11,805	349,910

		10,946,320
France - 10.85%
Arkema	17,006	1,543,747
BNP Paribas	77,347	5,660,026
Casino Guichard Perrachon SA	10,169	962,376

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cie de Saint-Gobain	23,838	$1,459,535
Dassault Systemes SA	13,294	1,022,760
Essilor International SA	10,942	813,081
Eutelsat Communications	9,885	394,775
France Telecom SA	100,556	2,255,672
Hermes International SA (L)	9,755	2,142,162
L’Oreal SA	11,353	1,322,291
Lagardere S.C.A	36,919	1,578,516
LVMH Moet Hennessy Louis Vuitton SA (I)	33,282	5,267,447
Peugeot SA (I)	20,091	795,177
PPR	6,633	1,016,575
Renault SA (I)	36,472	2,016,322
Rhodia SA	87,823	2,569,720
Sanofi-Aventis SA	344,336	24,183,327
Schneider Electric SA	18,129	3,098,684
Societe Generale	33,160	2,156,151
Total SA	409,078	24,903,274
Valeo SA (I)	31,304	1,824,610
Vivendi SA	201,594	5,753,891
Wendel	11,150	1,213,023
Zodiac SA	9,937	723,541

		94,676,683
Germany - 6.64%
Aixtron AG (L)	20,235	884,938
BASF SE	61,313	5,315,988
Bayerische Motoren Werke (BMW) AG	61,571	5,140,138
Daimler AG (I)(L)	116,609	8,228,969
Deutsche Lufthansa AG (I)	53,092	1,125,589
Deutsche Post AG	25,445	459,242
Dialog Semiconductor PLC (I)	22,025	459,103
E.ON AG	284,698	8,698,904
Fresenius AG	6,843	633,152
Heidelberger Druckmaschinen AG (I)	49,277	232,934
Infineon Technologies AG	356,844	3,657,948
Kloeckner & Company SE (I)	32,556	1,088,145
Lanxess AG	43,589	3,260,608
Leoni AG (I)	19,732	843,168
MAN AG	20,806	2,593,687
MTU Aero Engines Holding AG	20,634	1,398,030
Norddeutsche Affinerie AG	27,985	1,494,568
Puma AG	2,686	788,966
RWE AG	13,469	861,077
Salzgitter AG	19,673	1,553,603
SAP AG	53,347	3,272,962
Siemens AG	12,710	1,741,057
Software AG	8,165	1,352,506
Stada Arzneimittel AG	7,246	280,818
Suedzucker AG	45,996	1,282,139
Symrise AG	28,218	827,582
Volkswagen AG	3,057	468,887

		57,944,708
Greece - 0.50%
Alpha Bank A.E. (I)	137,267	887,070
National Bank of Greece SA (I)	122,032	1,084,735
OPAP SA	90,480	1,935,385
Public Power Corp. SA	27,930	486,297

		4,393,487
Hong Kong - 1.63%
Cathay Pacific Airways, Ltd.	242,000	578,280
CLP Holdings, Ltd.	395,096	3,205,189
Esprit Holdings, Ltd.	196,030	896,005
Hong Kong & China Gas Company, Ltd.	455,200	1,090,725
Hong Kong Electric Holdings, Ltd.	386,646	2,576,565

183

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	198,000	$2,339,740
Pacific Basin Shipping, Ltd.	1,754,000	1,109,849
Swire Pacific, Ltd.	105,500	1,549,535
Yue Yuen Industrial Holdings, Ltd.	283,282	898,122

		14,244,010
Ireland - 0.92%
C&C Group PLC	155,138	701,860
CRH PLC	157,596	3,626,062
DCC PLC	39,334	1,253,917
Experian PLC	47,316	586,096
Kerry Group PLC	44,444	1,654,558
Shire PLC	6,754	196,112

		8,018,605
Israel - 0.36%
Bezek Israeli Telecommunications Corp., Ltd.	314,024	930,053
Discount Investment Corp.	18,824	387,798
Israel Chemicals, Ltd.	60,071	987,221
Makhteshim-Agan Industries, Ltd. (I)	150,435	794,955

		3,100,027
Italy - 5.80%
BGP Holdings PLC (I)	2,126,418	3
Enel SpA	2,108,900	13,292,495
Eni SpA	880,692	21,618,757
Fondiaria-Sai SpA (L)	72,412	600,942
Italcementi SpA - RSP	34,167	180,425
Mediaset SpA	125,613	798,926
Recordati SpA	53,884	541,801
Saipem SpA	55,118	2,927,345
Snam Rete Gas SpA	293,792	1,652,113
Telecom Italia SpA	1,278,592	1,968,901
Telecom Italia SpA	2,082,872	2,805,183
Terna Rete Elettrica Nazionale SpA	318,943	1,528,129
UniCredit Italiano SpA	1,100,262	2,721,110

		50,636,130
Japan - 22.28%
Advance Residence Investment Corp. (I)	430	845,732
AEON Company, Ltd.	121,000	1,402,308
Aiful Corp. (I)(L)	275,850	338,378
Aisin Seiki Company, Ltd.	20,000	694,398
Alps Electric Company, Ltd.	175,854	1,689,196
Anritsu Corp. (L)	63,000	479,430
Asahi Diamond Industrial Company, Ltd.	32,000	613,994
Asahi Kasei Corp. (L)	140,000	930,691
Astellas Pharma, Inc. (L)	106,626	3,931,702
Bank of Yokohama, Ltd.	68,000	322,914
Calsonic Kansei Corp.	65,000	257,874
Canon, Inc.	33,900	1,475,331
Circle K Sunkus Company, Ltd.	18,000	272,016
Cosmo Oil Company, Ltd.	229,000	713,044
CyberAgent, Inc.	430	1,498,871
Dai Nippon Printing Company, Ltd.	19,000	231,390
Daikyo, Inc. (I)(L)	393,000	609,485
Dainippon Screen
Manufacturing Company, Ltd.	233,000	2,411,607
Daito Trust Construction Company, Ltd. (L)	56,700	3,865,414
Dena Company, Ltd.	52,200	1,885,802
Denki Kagaku Kogyo Kabushiki Kaisha	99,000	487,978
Don Quijote Company, Ltd.	34,300	1,074,020
Eisai Company, Ltd. (L)	39,720	1,424,916
Electric Power Development Company, Ltd.	20,100	619,094
Fanuc, Ltd.	35,900	5,396,538
Fast Retailing Company, Ltd.	10,700	1,339,108

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Heavy Industries, Ltd.	304,884	$1,964,629
Gunze, Ltd.	103,000	373,960
Hanwa Company, Ltd.	175,000	774,225
Haseko Corp. (I)	1,071,000	815,079
Hikari Tsushin, Inc.	20,400	398,779
Hitachi, Ltd.	889,000	4,584,545
Honda Motor Company, Ltd.	141,788	5,307,579
Hosiden Corp.	44,900	456,125
Inpex Corp.	129	970,422
Isuzu Motors, Ltd.	442,000	1,748,233
Itochu Corp.	263,400	2,758,132
JFE Holdings, Inc.	47,800	1,398,716
JX Holdings, Inc.	1,066,300	7,178,745
K’s Holding Corp.	45,500	1,312,816
Kajima Corp. (L)	542,000	1,515,327
Kakaku.com, Inc.	124	686,378
Kao Corp. (L)	127,350	3,176,860
Kawasaki Kisen Kaisha, Ltd.	407,000	1,502,152
KDDI Corp.	583	3,578,106
Kobe Steel Company, Ltd.	156,000	399,650
Komatsu, Ltd.	120,000	4,049,408
Konami Corp.	36,177	659,429
Lawson, Inc.	13,200	636,355
Leopalace21 Corp. (I)(L)	196,600	257,627
Makino Milling Machine Company, Ltd. (I)	55,000	466,819
Marubeni Corp.	297,176	2,140,039
Marui Company, Ltd.	90	581
Mazda Motor Corp.	633,512	1,393,757
Mitsubishi Chemical Holdings Corp.	318,500	2,002,591
Mitsubishi Corp.	37,305	1,035,552
Mitsubishi Electric Corp.	201,000	2,344,793
Mitsubishi UFJ Lease &
Finance Company, Ltd.	27,700	1,110,598
Mitsui Mining & Smelting Company, Ltd.	316,000	1,097,908
Mitsui O.S.K. Lines, Ltd.	197,000	1,134,443
Mizuho Financial Group, Inc. (L)	1,557,700	2,584,306
Murata Manufacturing Company, Ltd.	12,800	921,760
Net One Systems Company, Ltd.	242	362,505
NICHIREI Corp.	135,000	576,160
Nintendo Company, Ltd.	5,500	1,485,754
Nippon Light Metal Company, Ltd.	647,000	1,275,643
Nippon Steel Corp.	315,000	1,007,333
Nippon Telegraph & Telephone Corp.	107,900	4,840,594
Nippon Yakin Kogyo Company, Ltd. (I)	95,500	215,845
Nippon Yusen Kabushiki Kaisha	403,000	1,574,597
Nissan Motor Company, Ltd.	500,200	4,437,937
Nisshinbo Holdings, Inc.	56,000	543,304
Nitori Company, Ltd.	14,600	1,274,657
Nitto Denko Corp.	36,700	1,921,010
Nomura Research Institute, Ltd.	16,000	353,162
NTT DoCoMo, Inc. (L)	3,021	5,257,713
Obayashi Corp.	204,000	906,173
OKUMA Corp.	96,000	785,958
Omron Corp.	28,600	803,881
Ono Pharmaceutical Company, Ltd.	10,600	518,633
Oriental Land Company, Ltd.	9,100	723,143
ORIX Corp. (L)	27,240	2,551,089
Osaka Gas Company, Ltd. (L)	530,880	2,104,861
Pioneer Corp. (I)	251,500	1,046,153
Point, Inc.	18,050	755,157
Resona Holdings, Inc.	599,700	2,855,028
Ricoh Company, Ltd. (L)	111,000	1,302,428
Round One Corp.	117,500	539,381
Ryohin Keikaku Company, Ltd.	19,700	798,194
Sankyo Company, Ltd.	31,000	1,589,505

184

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sawai Pharmaceutical Company, Ltd.	6,900	$595,600
Secom Company, Ltd.	26,100	1,205,583
Sega Sammy Holdings, Inc.	68,800	1,177,504
Seven & I Holdings Company, Ltd.	50,200	1,280,649
Shimamura Company, Ltd.	7,700	678,541
Showa Shell Sekiyu KK	108,300	1,130,132
Softbank Corp.	74,800	2,957,518
Sojitz Holdings Corp.	862,100	1,693,172
Sumitomo Corp.	319,500	4,567,029
Sumitomo Heavy Industries, Ltd. (L)	121,000	789,889
Taiheiyo Cement Corp. (L)	996,000	1,653,092
Taisei Corp.	544,000	1,340,707
Taisho Pharmaceuticals Company, Ltd.	30,210	653,739
Takeda Pharmaceutical Company, Ltd. (L)	239,711	11,181,518
Takefuji Corp.	62,930	757
The Sumitomo Trust &
Banking Company, Ltd.	396,268	2,053,276
Toho Zinc Company, Ltd.	129,000	601,731
Tokyo Gas Company, Ltd. (L)	197,603	896,423
Tokyo Steel Manufacturing Company, Ltd.	99,800	1,165,013
Tokyo Tatemono Company, Ltd.	303,000	1,132,881
TonenGeneral Sekiyu KK	90,867	1,121,909
Tosoh Corp.	216,000	776,437
Toyo Engineering Corp.	98,000	377,014
Toyota Motor Corp.	159,600	6,383,987
Toyota Tsusho Corp.	119,000	1,962,828
Tsugami Corp. (L)	56,000	390,478
UNY Company, Ltd.	120,000	1,110,765
USS Company, Ltd.	9,900	770,053
Yahoo! Japan Corp.	2,214	792,121
Yamada Denki Company, Ltd.	34,820	2,318,480
Yamaha Motor Company, Ltd. (I)	24,900	430,341
Zeon Corp.	153,000	1,410,808

		194,553,428
Netherlands - 1.77%
ASML Holding NV	17,404	767,635
CSM	35,973	1,272,180
Heineken NV	30,184	1,649,286
ING Groep NV (I)	650,372	8,254,672
Koninklijke BAM Groep NV	190,394	1,467,023
Koninklijke Boskalis Westinster NV	7,175	379,371
Koninklijke DSM NV	15,301	939,602
Wereldhave NV	6,398	683,879

		15,413,648
New Zealand - 0.36%
Fletcher Building, Ltd.	173,526	1,236,530
Telecom Corp. of New Zealand, Ltd.	1,248,750	1,919,996

		3,156,526
Norway - 0.01%
DnB NOR ASA	6,470	99,277
Portugal - 0.02%
Jeronimo Martins SGPS SA	11,885	191,169
Singapore - 2.41%
CapitaCommercial Trust	933,000	1,027,781
Cosco Corp. Singapore, Ltd.	507,000	822,268
Ezra Holdings, Ltd.	442,000	615,956
Genting Singapore PLC (I)	1,237,000	2,007,649
Golden Agri-Resources, Ltd.	5,431,000	2,965,951
Neptune Orient Lines, Ltd. (I)	792,146	1,216,288
Oversea-Chinese Banking Corp., Ltd.	153,000	1,163,573
SembCorp Marine, Ltd.	619,426	2,872,101
Singapore Exchange, Ltd.	311,000	1,937,926

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Press Holdings, Ltd.	468,000	$1,463,587
Singapore Telecommunications, Ltd.	1,290,210	3,092,767
Suntec Real Estate Investment Trust	842,000	1,029,186
Swiber Holdings, Ltd. (I)	568,000	367,455
Venture Corp., Ltd. (I)	64,000	488,325

		21,070,813
Spain - 2.12%
Banco Popular Espanol SA (L)	234,070	1,376,182
Banco Santander SA	261,439	3,046,983
Gas Natural SDG SA	73,742	1,384,776
Iberdrola SA	196,640	1,710,317
Inditex SA	29,400	2,360,143
Repsol YPF SA	155,561	5,338,091
Telefonica SA	132,133	3,308,178

		18,524,670
Sweden - 3.41%
Alfa Laval AB	57,842	1,255,356
Assa Abloy AB, Series B	27,606	793,652
Atlas Copco AB, Series A	140,157	3,726,126
Boliden AB	93,015	1,999,255
Hennes & Mauritz AB, B Shares	107,117	3,560,597
Modern Times Group AB, B Shares	10,505	798,747
NCC AB	41,736	1,195,890
Sandvik AB	130,743	2,471,801
Scania AB, Series B	36,542	848,610
Skandinaviska Enskilda Banken
AB, Series A (L)	155,249	1,385,235
SKF AB, B Shares	45,807	1,334,075
Swedbank AB, Class A (L)	241,399	4,132,218
Swedish Match AB	25,855	859,382
Trelleborg AB, Series B	157,497	1,616,155
Volvo AB, Series B (I)(L)	213,588	3,752,922

		29,730,021
Switzerland - 5.30%
Clariant AG (I)	58,043	1,046,843
Compagnie Financiere Richemont SA	102,244	5,904,059
Nestle SA	177,402	10,179,279
Novartis AG	305,157	16,544,751
Roche Holdings AG	39,122	5,588,243
Swisscom AG	2,778	1,238,607
Synthes AG	22,458	3,039,159
The Swatch Group AG, BR Shares	6,087	2,690,160

		46,231,101
United Kingdom - 19.33%
3i Group PLC	281,571	1,351,885
Acergy SA	39,499	997,052
Aggreko PLC	52,955	1,338,830
Amlin PLC	101,488	621,479
Antofagasta PLC	58,836	1,283,134
ARM Holdings PLC	321,131	2,993,146
Asos PLC (I)(L)	16,359	448,432
Associated British Foods PLC	44,870	714,680
AstraZeneca PLC	443,107	20,371,793
Barclays PLC	933,096	4,185,917
BG Group PLC	209,551	5,205,705
BHP Billiton PLC	64,823	2,569,587
BP PLC	534,753	3,894,640
British American Tobacco PLC	60,472	2,430,105
BT Group PLC	2,022,500	6,041,275
Burberry Group PLC	164,730	3,102,828
Capita Group PLC	71,024	847,334
Centrica PLC	399,598	2,084,135

185

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Cobham PLC	325,736	$1,204,525
Compass Group PLC	85,726	771,578
Cookson Group PLC (I)	74,862	828,477
Diageo PLC	93,949	1,788,073
Dixons Retail PLC (I)	964,227	194,297
Drax Group PLC	187,802	1,193,999
Eurasian Natural Resources Corp.	57,469	862,927
FirstGroup PLC	91,903	481,220
GlaxoSmithKline PLC	1,354,999	25,856,021
Home Retail Group PLC	416,602	1,290,512
HSBC Holdings PLC	1	10
IMI PLC	84,087	1,389,521
Kazakhmys PLC	42,918	962,021
Lloyds Banking Group PLC (I)	2,211,239	2,061,441
National Express Group PLC (I)	58,059	228,475
Next PLC	78,963	2,508,113
Petrofac, Ltd.	17,392	415,881
Reckitt Benckiser Group PLC	46,614	2,394,111
Reed Elsevier PLC	73,563	637,045
Rio Tinto PLC	111,671	7,879,285
Royal Dutch Shell PLC	407,884	14,797,464
Royal Dutch Shell PLC, B Shares	267,275	9,699,447
Sage Group PLC	220,783	986,136
Scottish & Southern Energy PLC	89,337	1,807,194
Smith & Nephew PLC	142,986	1,611,752
Standard Chartered PLC	122,324	3,172,971
Taylor Woodrow PLC (I)	1,223,782	798,104
The Weir Group PLC	54,154	1,503,879
Travis Perkins PLC	103,809	1,692,169
United Utilities Group PLC	54,538	518,043
Vodafone Group PLC	4,165,960	11,795,547
William Hill PLC	332,084	962,158
Wolseley PLC (I)	92,902	3,132,417
Xstrata PLC	117,446	2,742,262
Yell Group PLC (I)(L)	1,376,389	146,916

		168,795,948

TOTAL COMMON STOCKS (Cost $779,820,692)		$827,671,853

PREFERRED SECURITIES - 0.95%
Germany - 0.95%
Porsche Automobil Holding SE (L)	32,596	2,139,998
ProSiebenSat.1 Media AG	48,173	1,412,613
Volkswagen AG	29,380	4,776,037

		8,328,648

TOTAL PREFERRED SECURITIES (Cost $6,391,999)		$8,328,648

Rights - 0.03%
Porsche Automobil Holding SE (Expiration
Date: 04/12/2011, Strike Price:
EUR 38.00) (I)(L)	32,596	282,575

TOTAL RIGHTS (Cost $220,435)		$282,575

SECURITIES LENDING COLLATERAL - 8.67%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	7,565,408	75,706,279

TOTAL SECURITIES LENDING
COLLATERAL (Cost $75,707,472)		$75,706,279

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.13%
Money Market Funds* - 3.13%
State Street Institutional Treasury Money
Market Fund, 0.0027%	$27,333,394	$27,333,394

TOTAL SHORT-TERM INVESTMENTS (Cost $27,333,394)		$27,333,394

Total Investments (International Core Trust)
(Cost $889,473,992) - 107.58%		$939,322,749
Other assets and liabilities, net - (7.58%)		(66,220,831)

TOTAL NET ASSETS - 100.00%		$873,101,918

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.10%
Australia - 5.77%
AGL Energy, Ltd.	9,204	$136,156
Alumina, Ltd.	51,496	131,154
Amcor, Ltd.	28,679	209,276
AMP, Ltd.	67,186	376,997
Asciano Group	48,810	87,794
Australia & New Zealand Banking Group, Ltd.	53,359	1,312,908
Australian Stock Exchange, Ltd.	3,619	128,796
Bendigo and Adelaide Bank, Ltd.	7,031	69,309
BHP Billiton, Ltd.	68,856	3,300,101
Billabong International, Ltd.	4,341	33,867
BlueScope Steel, Ltd.	43,158	88,021
Boral, Ltd.	13,845	71,528
Brambles, Ltd.	31,098	227,572
Caltex Australia, Ltd.	2,853	46,000
CFS Gandel Retail Trust	57,869	110,093
Coca-Cola Amatil, Ltd.	11,680	141,780
Cochlear, Ltd.	1,118	95,973
Commonwealth Bank of Australia	31,643	1,715,252
Computershare, Ltd.	8,579	82,188
Crown, Ltd.	9,470	79,740
CSL, Ltd.	10,802	399,085
CSR, Ltd.	9,926	33,646
Dexus Property Group	85,097	74,839
Duluxgroup, Ltd.	7,815	21,895
Fortescue Metals Group, Ltd.	26,436	174,679
Foster’s Group, Ltd.	40,218	237,792
General Property Trust, Ltd.	34,392	111,701
Goodman Fielder, Ltd.	32,169	40,909
Goodman Group	109,709	77,718
Harvey Norman Holding, Ltd.	8,189	25,389
Incitec Pivot, Ltd.	37,552	167,865
James Hardie Industries, Ltd. (I)	7,997	50,354
John Fairfax Holdings, Ltd. (L)	67,003	89,355
Leighton Holdings, Ltd. (L)	2,698	82,207
Lend Lease Corp.	11,006	103,116
MacArthur Coal, Ltd.	2,901	34,776
Macquarie Airports, Ltd.	15,846	49,801
Macquarie Group, Ltd.	7,205	272,373
Metcash, Ltd.	13,891	59,754
Mirvac Group, Ltd.	56,704	73,025
National Australia Bank, Ltd.	42,964	1,149,216
Newcrest Mining, Ltd.	15,237	629,539
NRMA Insurance Group, Ltd.	44,162	163,936
OneSteel, Ltd.	39,026	98,320
Orica, Ltd.	7,892	215,059
Origin Energy, Ltd.	22,323	372,763

186

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Oxiana, Ltd.	57,819	$95,214
Paladin Resources, Ltd. (I)	11,802	44,103
Qantas Airways, Ltd. (I)	27,133	61,096
QBE Insurance Group, Ltd.	21,579	393,959
QR National, Ltd. (I)	33,938	117,721
Rio Tinto, Ltd.	8,708	762,015
Santos, Ltd.	17,678	282,983
Sims Group, Ltd.	3,008	54,394
Sonic Healthcare, Ltd.	6,566	81,328
SP Ausnet	25,562	23,246
Stockland	45,247	173,655
Suncorp-Metway, Ltd.	26,715	233,835
TABCORP Holdings, Ltd.	13,706	106,117
Tattersall’s, Ltd.	25,812	62,406
Telstra Corp., Ltd.	93,559	272,726
Toll Holdings, Ltd.	11,569	70,896
Transurban Group, Ltd.	31,744	176,462
Wesfarmers, Ltd.	21,437	703,738
Wesfarmers, Ltd.	2,902	96,447
Westfield Group	43,325	418,226
Westfield Retail Trust	47,784	129,420
Westpac Banking Corp.	60,238	1,514,226
Woodside Petroleum, Ltd.	11,653	563,543
Woolworths, Ltd.	25,669	713,327
WorleyParsons, Ltd.	2,956	94,628

		20,499,328
Austria - 0.22%
Erste Group Bank AG	3,990	201,373
Immoeast AG (I)	6,755	0
Immofinanz AG (I)(L)	10,132	45,755
Oesterreichische Elektrizitaets AG, Class A	1,380	61,281
OMV AG	2,190	98,934
Raiffeisen International Bank Holding AG	1,623	90,089
Telekom Austria AG	7,482	109,537
Voestalpine AG	2,319	108,900
Wiener Staedtische Allgemeine
Versicherung AG	1,013	57,860

		773,729
Belgium - 0.64%
Ageas	57,864	164,807
Ageas, VVPR (I)	16,796	48
Anheuser-Busch InBev NV	15,240	869,318
Anheuser-Busch InBev NV, VVPR (I)	6,160	44
Bekaert SA (I)	759	86,615
Belgacom SA	3,210	124,445
Colruyt SA	1,790	94,307
Compagnie Nationale A Portefeuille, ADR (I)	708	48,806
Delhaize Group SA	1,944	158,349
Dexia SA (I)	8,130	31,682
Groupe Bruxelles Lambert SA	1,576	147,313
KBC Bancassurance Holding NV	4,197	157,884
Mobistar SA	683	47,390
Solvay SA	1,341	158,849
UCB SA	2,353	89,417
Umicore	2,192	108,859

		2,288,133
Bermuda - 0.07%
Seadrill, Ltd.	7,387	266,962
Brazil - 1.58%
All America Latina Logistica SA	8,400	68,943
B2W Companhia Global Do Varejo	1,891	25,887
Banco do Brasil SA	12,102	219,039

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco Santander Brasil SA	11,780	$142,862
BM&F Bovespa SA	30,300	219,922
BR Malls Participacoes SA	8,056	83,883
Brasil Telecom SA	584	6,317
Brasil Telecom SA - New York Exchange	494	13,343
Brookfield Incorporacoes SA	7,830	40,669
Centrais Eletricas Brasileiras SA (I)	3,600	54,397
Cia de Concessoes Rodoviarias, ADR	2,900	84,194
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	73,639
Cielo SA	15,488	131,292
Companhia Siderurgica Nacional SA	16,000	261,464
Companhia Siderurgica Nacional SA, SADR	200	3,332
Cosan SA Industria e Comercio	2,887	44,915
CPFL Energia SA	2,200	62,511
Cyrela Brazil Realty SA	6,000	56,889
Duratex SA	4,152	43,869
EDP - Energias do Brasil SA	1,600	38,906
Empresa Brasileira de Aeronautica SA	12,500	103,360
Fibria Celulose SA	2,814	45,416
Gafisa SA	8,032	50,770
Hypermarcas SA	5,544	73,347
JBS SA	9,071	32,558
Localiza Rent A Car SA	1,961	31,469
Lojas Renner SA (I)	3,300	106,904
Marfrig Frigorificos e Comercio
de Alimentos SA	4,561	40,759
MMX Mineracao e Metalicos SA (I)	3,720	23,377
MRV Engenharia e Participacoes SA	7,455	59,635
Multiplan Empreendimentos Imobiliarios SA	1,514	31,297
Natura Cosmeticos SA	3,400	95,795
OGX Petroleo e Gas Participacoes SA (I)	28,200	339,405
PDG Realty SA Empreendimentos
e Participacoes	20,914	117,338
Perdigao SA	13,756	259,760
Petroleo Brasileiro SA	54,015	1,079,208
Porto Seguro SA	2,616	44,224
Redecard SA	8,535	125,726
Rossi Residencial SA (I)	2,703	22,533
Souza Cruz SA	8,000	83,300
Tam SA	91	1,692
Tele Norte Leste Participacoes SA	700	15,992
Tele Norte Leste Participacoes SA, ADR	1,336	23,420
Tractebel Energia SA	2,800	47,334
Ultrapar Participacoes SA	6,000	99,335
Usinas Siderurgicas de Minas Gerais SA	3,000	51,450
Vale Fertilizantes SA	28,300	924,757

		5,606,434
Canada - 8.13%
Agnico-Eagle Mines, Ltd.	3,487	231,807
Agrium, Inc.	3,239	299,111
Alimentation Couche Tard, Inc.	3,100	81,505
ARC Resources, Ltd.	2,700	73,383
Athabasca Oil Sands Corp. (I)	4,200	72,953
Bank of Montreal (L)	12,191	791,943
Bank of Nova Scotia	20,852	1,279,511
Barrick Gold Corp.	21,010	1,092,000
Baytex Energy Corp.	2,200	128,642
BCE, Inc.	5,238	190,286
Bombardier, Inc.	36,262	266,682
Bonavista Energy Corp.	1,500	46,416
Brookfield Asset Management, Inc.	10,948	355,824
Brookfield Properties Corp.	5,290	93,632
CAE, Inc.	5,584	74,185

187

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cameco Corp.	8,634	$259,688
Canadian Imperial Bank of Commerce	7,870	678,630
Canadian National Railway Company	9,702	732,028
Canadian Natural Resources, Ltd.	22,716	1,123,265
Canadian Oil Sands, Ltd.	4,900	165,119
Canadian Pacific Railway, Ltd.	3,326	213,797
Canadian Tire Corp., Ltd.	1,446	95,977
Canadian Utilities, Ltd.	1,300	71,001
Cenovus Energy, Inc.	15,836	625,600
CGI Group, Inc. (I)	4,924	103,254
Chorus Aviation, Inc.	350	1,942
CI Financial Corp.	2,467	58,653
Crescent Point Energy Corp.	4,900	237,798
Eldorado Gold Corp.	11,900	194,058
Empire Company, Ltd.	300	16,549
Enbridge, Inc.	8,124	497,914
Encana Corp.	16,236	561,519
Enerplus Corp.	3,600	114,034
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	441	166,711
Finning International, Inc.	3,662	108,179
First Quantum Minerals, Ltd.	1,700	219,922
Fortis, Inc.	3,000	102,486
Franco-Nevada Corp.	2,200	80,761
George Weston, Ltd.	1,064	72,499
Gildan Activewear, Inc.	2,800	91,899
Goldcorp, Inc.	16,028	799,168
Great-West Lifeco, Inc. (L)	5,824	161,594
Husky Energy, Inc.	5,748	174,663
IAMGOLD Corp.	7,200	158,704
IGM Financial, Inc.	2,704	137,529
Imperial Oil, Ltd. (L)	6,427	328,410
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	116,355
Inmet Mining Corp.	700	49,206
Intact Financial Corp.	2,400	124,394
Ivanhoe Mines, Ltd. (I)	6,325	173,473
Kinross Gold Corp.	24,960	393,387
Loblaw Companies, Ltd.	2,763	110,719
Magna International, Inc.	4,514	216,411
Manulife Financial Corp. (O)	37,176	658,776
Metro, Inc.	2,700	128,664
National Bank of Canada (L)	3,532	287,041
Nexen, Inc.	10,936	272,639
Niko Resources, Ltd.	1,200	115,111
Onex Corp.	1,568	54,973
Open Text Corp. (I)	1,300	80,776
Osisko Mining Corp. (I)	6,800	97,914
Pacific Rubiales Energy Corp.	5,600	155,379
Pan American Silver Corp.	2,000	74,286
Pengrowth Energy Trust	6,300	87,141
Penn West Petroleum, Ltd.	9,297	258,149
PetroBakken Energy, Ltd., Class A	1,400	26,513
Petrobank Energy & Resources, Ltd. (I)	2,100	44,383
Potash Corp. of Saskatchewan, Inc.	18,567	1,095,252
Power Corp. of Canada (L)	7,583	224,713
Power Financial Corp. (L)	5,478	177,364
Progress Energy Resources Corp.	1,900	27,358
Research In Motion, Ltd. (I)	10,200	576,860
RioCan Real Estate Investment Trust	2,400	63,026
Ritchie Bros. Auctioneers, Inc.	1,300	36,674
Rogers Communications, Inc., Class B (L)	9,858	358,325
Royal Bank of Canada	29,124	1,802,113
Saputo, Inc.	3,700	167,006
Shaw Communications, Inc., Class B	7,198	151,756

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Sherritt International Corp.	6,500	$53,368
Shoppers Drug Mart Corp.	4,644	190,933
Silver Wheaton Corp.	6,800	295,427
SNC-Lavalin Group, Inc.	3,387	192,984
Sun Life Financial, Inc.	12,048	378,651
Suncor Energy, Inc.	31,814	1,426,790
Talisman Energy, Inc.	22,474	555,649
Teck Resources, Ltd.	11,547	612,068
TELUS Corp.	2,956	143,608
Telus Corp.	1,305	66,724
The Toronto-Dominion Bank	18,250	1,615,111
Thomson Corp.	7,366	289,094
Tim Hortons, Inc.	3,600	163,272
TMX Group, Inc.	1,376	55,097
Trans-Canada Corp. (L)	15,250	618,337
TransAlta Corp.	5,479	115,514
Valeant Pharmaceuticals International, Inc.	3,150	157,256
Vermilion Energy, Inc.	800	41,696
Viterra, Inc.	5,800	70,354
Yamana Gold, Inc.	15,306	189,134
Yellow Media, Inc.	2,800	15,913

		28,884,348
Cayman Islands - 0.09%
China Dongxiang Group Company	77,000	24,323
ENN Energy Holdings, Ltd.	20,000	62,105
Longfor Properties	23,100	39,170
Sands China, Ltd. (I)	37,200	82,798
Wynn Macau, Ltd.	34,972	97,516

		305,912
Chile - 0.31%
Banco Santander Chile SA, ADR (L)	2,180	189,115
Cia Cervecerias Unidas SA, ADR	1,245	73,580
Empresa Nacional de
Electricidad SA, ADR (L)	4,420	245,840
Enersis SA, SADR	11,983	249,486
Lan Airlines SA, SADR (L)	4,785	122,448
Sociedad Quimica y Minera de
Chile SA, ADR	2,625	145,058
Vina Concha Y Toro SA, ADR	1,297	60,933

		1,086,460
China - 2.82%
Agile Property Holdings, Ltd.	37,800	59,470
Air China, Ltd.	62,000	57,243
Aluminum Corp. of China, Ltd.	104,000	99,000
Angang Steel Company, Ltd., Class H	23,960	32,639
Anhui Conch Cement Company, Ltd.	20,000	125,815
Anta Sports Products, Ltd.	17,000	26,370
Bank of China, Ltd., Class H	1,405,077	780,948
Bank of Communications
Company, Ltd., Class H	165,255	181,742
BBMG Corp.	22,000	36,239
Beijing Capital International Airport
Company, Ltd., Class H	60,000	31,444
Beijing Datang Power Generation
Company, Ltd., Class H	78,000	28,942
BYD Company, Ltd., Class H (I)	13,400	51,327
China BlueChemical, Ltd.	54,000	44,217
China Citic Bank Corp, Ltd.	132,000	96,206
China Coal Energy Company, Series H	88,000	119,699
China Communications
Construction Company, Ltd.	109,535	104,940
China Communications
Services Corp., Ltd., Class H	36,000	21,954

188

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp.	1,078,346	$1,010,250
China COSCO Holdings Company, Ltd. (I)	64,835	66,277
China International
Marine Containers Co., Ltd.	5,200	11,678
China Life Insurance Company, Ltd.	167,000	625,595
China Longyuan Power Group Corp.	45,000	48,365
China Merchants Bank Company, Ltd.	86,535	239,278
China Minsheng Banking Corp. Ltd.	101,400	93,596
China National Building
Material Company, Ltd.	34,000	124,460
China Oilfield Services, Ltd.	32,000	72,625
China Pacific Insurance Group Company, Ltd.	17,300	72,472
China Petroleum & Chemical Corp.	354,000	356,350
China Railway Construction Corp.	41,500	43,264
China Railway Group, Ltd.	104,000	66,885
China Shenhua Energy Company, Ltd.	77,500	364,939
China Shineway Pharmaceutical Group, Ltd.	8,400	20,189
China Shipping Container
Lines Company, Ltd. (I)	72,650	29,013
China Shipping Development Company, Ltd.	30,000	33,955
China Telecom Corp., Ltd.	304,000	185,889
China Unicom, Ltd. (I)	130,550	217,099
China Vanke Co., Ltd.	23,800	31,208
China Yurun Food Group, Ltd.	28,600	96,489
China Zhongwang Holdings, Ltd.	32,400	15,457
Country Garden Holdings Company	81,973	36,013
CSR Corp., Ltd.	43,000	44,065
Dongfang Electric Corp. Ltd.	8,000	27,385
Dongfeng Motor Group Company, Ltd.	72,000	123,322
Foxconn International Holdings, Ltd. (I)	26,000	15,585
Golden Eagle Retail Group, Ltd.	21,000	45,434
Greentown China Holdings, Ltd.	19,000	20,028
Guangdong Investment, Ltd.	52,000	26,234
Guangzhou Automobile Group Company, Ltd.	57,831	70,635
Guangzhou R&F Properties
Company, Ltd., Class H	24,800	36,958
Hidili Industry International Development, Ltd.	24,000	21,322
Huaneng Power International, Inc., Class H	88,000	51,427
Industrial & Commercial Bank of China, Ltd.	1,122,957	931,201
Inner Mongolia Yitai Coal Co. (I)	12,400	86,917
Jiangsu Expressway, Ltd.	32,000	36,135
Jiangxi Copper Company, Ltd., Class H	30,000	99,891
Lenovo Group, Ltd.	126,000	72,223
Maanshan Iron & Steel Company, Ltd. (I)	48,000	25,924
Metallurgical Corp of China Ltd (I)	53,000	22,051
PetroChina Company, Ltd., Class H	472,000	721,900
PICC Property & Casualty
Company, Ltd., Class H (I)	54,000	65,607
Ping An Insurance Group Company
of China, Ltd.	31,000	313,800
Semiconductor
Manufacturing International Corp. (I)	387,000	29,300
Shanghai Electric Group Company, Ltd.	90,000	45,263
Shanghai Lujiazui Finance & Trade
Zone Development Co., Ltd.	4,200	6,510
Shimao Property Holdings, Ltd., GDR	33,500	47,362
Shui On Land, Ltd.	73,153	33,804
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	52,000	24,485
Sinopharm Group Company, Ltd.	12,000	42,708
Tencent Holdings, Ltd.	22,000	534,542
Tingyi (Cayman Islands) Holding Corp.	44,000	108,107
Tsingtao Brewery Company, Ltd., Series H	8,000	38,194
Want Want China Holdings, Ltd.	61,000	47,740
Weichai Power Compnay, Ltd.	10,000	60,762

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Wumart Stores, Inc. (I)	14,000	$30,589
Yanzhou Coal Mining Company, Ltd., Class H	50,000	180,504
Zhejiang Expressway Company, Ltd., Class H	36,000	32,866
Zijin Mining Group, Ltd.	107,902	86,037
ZTE Corp., Class H	12,184	56,919

		10,023,277
Colombia - 0.18%
BanColombia SA ADR	9,325	584,305
Petrominerales, Ltd.	1,289	48,848

		633,153
Czech Republic - 0.08%
CEZ AS	3,072	156,969
Komercni Banka AS	264	66,626
Telefonica O2 Czech Republic AS	3,005	70,303

		293,898
Denmark - 0.74%
A P Moller Maersk A/S	13	119,468
A P Moller Maersk A/S, Series A (L)	28	263,369
Carlsberg A/S	2,052	220,990
Coloplast A/S	542	78,439
Danske Bank A/S (I)	9,898	219,192
Danske Bank A/S - New Shares (I)	3,299	73,678
DSV A/S, ADR	3,980	98,264
Novo Nordisk A/S	8,840	1,108,019
Novozymes A/S, B Shares	964	147,300
TrygVesta A/S	702	41,284
Vestas Wind Systems A/S (I)	5,044	218,888
William Demant Holdings A/S (I)	582	50,335

		2,639,226
Egypt - 0.07%
Commercial International Bank	12,754	70,532
Egypt Kuwait Holding Company	11,363	15,560
Egyptian Company for Mobile Services	336	9,018
Egyptian Financial Group-Hermes Holding	3,297	12,149
EL EZZ Steel Company (I)	7,169	13,234
ElSwedy Cables Holding Co. (I)	1,740	11,607
Orascom Construction Industries	1,338	54,526
Orascom Telecom Holding SAE (I)	35,950	26,706
Talaat Moustafa Group (I)	15,104	11,864
Telecom Egypt	3,596	10,498

		235,694
Finland - 0.76%
Elisa OYJ, Class A (L)	3,307	72,790
Fortum OYJ (L)	9,708	330,175
Kesko OYJ	1,369	64,085
Kone OYJ	3,476	200,028
Metra OYJ	3,938	153,725
Metso OYJ	2,927	157,372
Neste Oil OYJ (L)	5,377	110,820
Nokia OYJ	79,044	672,584
Nokian Renkaat OYJ	1,470	62,605
Orion OYJ, Series B	1,114	27,020
Outokumpu OYJ	4,187	72,470
Pohjola Bank OYJ	1,284	17,507
Rautaruukki OYJ (L)	3,081	73,853
Sampo OYJ	8,903	284,083
Sanoma OYJ	700	15,856
Stora Enso OYJ, Series R	13,947	166,126
UPM-Kymmene OYJ	9,899	209,346

		2,690,445

189

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 6.30%
Accor SA	3,247	$145,788
Aeroports de Paris	392	36,111
Air France KLM (I)	2,181	36,284
Air Liquide SA	5,899	784,919
Alcatel-Lucent (I)	48,917	282,211
Alstom SA	4,293	253,928
Atos Origin SA (I)	897	52,653
AXA SA	34,708	725,662
BioMerieux SA	136	14,265
BNP Paribas	19,316	1,413,488
Bouygues SA	4,878	234,225
Bureau Veritas SA	619	48,670
Cap Gemini SA	2,507	145,749
Carrefour SA (I)	12,644	560,433
Casino Guichard Perrachon SA	765	72,398
Christian Dior SA	1,103	155,295
Cie de Saint-Gobain	8,045	492,573
Cie Generale de Geophysique-Veritas (I)	2,600	93,979
CNP Assurances SA	2,692	57,162
Compagnie Generale des Etablissements
Michelin, Class B	3,655	308,862
Credit Agricole SA	20,273	332,894
Danone SA	12,157	794,090
Dassault Systemes SA	1,174	90,320
Edenred (I)	3,247	97,937
EDF SA	5,805	240,602
Eiffage SA	533	32,058
Eramet	83	30,666
Essilor International SA	4,267	317,073
Eurazeo	416	32,541
European Aeronautic Defence &
Space Company (I)	8,462	246,629
Eutelsat Communications	1,283	51,239
Fonciere Des Regions	477	50,839
France Telecom SA	37,468	840,482
GDF Suez	25,004	1,020,220
Gecina SA	200	27,593
Groupe Eurotunnel SA	9,550	101,612
ICADE	399	49,222
Iliad SA	328	39,327
Imerys SA	374	27,458
JC Decaux SA (I)	1,379	46,365
Klepierre SA	1,807	73,356
L’Oreal SA	4,767	555,215
Lafarge SA	4,232	263,934
Lagardere S.C.A (I)	1,664	71,146
Legrand SA, ADR	1,341	55,768
LVMH Moet Hennessy Louis Vuitton SA	5,106	808,112
M6-Metropole Television	612	15,990
Natixis (I)	15,361	87,021
Neopost SA	415	36,342
PagesJaunes Groupe SA	1,206	12,095
Pernod-Ricard SA	4,263	398,650
Peugeot SA (I)	2,679	106,032
PPR	1,585	242,917
Publicis Groupe SA	2,723	152,661
Renault SA (I)	4,056	224,232
Safran SA	2,595	91,864
Sanofi-Aventis SA	21,136	1,484,419
Schneider Electric SA	5,068	866,244
SCOR SE	3,147	85,680
Societe BIC SA	290	25,768
Societe Generale	12,713	826,633
Societe Television Francaise	1,243	22,821
Sodexho Alliance	2,153	157,136

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
STMicroelectronics NV	11,860	$146,989
Suez Environnement SA	6,112	126,444
Technip SA	2,024	216,201
Thales SA	1,246	49,757
Total SA	42,711	2,600,100
Unibail-Rodamco SE	1,963	425,345
Vallourec SA	2,237	251,099
Veolia Environnement SA	7,347	228,462
Vinci SA	9,322	582,389
Vivendi SA	25,030	714,406

		22,389,050
Germany - 5.17%
Adidas AG (I)	4,115	259,887
Allianz SE	9,249	1,297,717
BASF SE	18,561	1,609,284
Bayer AG	16,705	1,293,563
Bayerische Motoren Werke (BMW) AG	6,662	556,164
Beiersdorf AG	1,584	96,692
Celesio AG (I)	1,628	40,027
Commerzbank AG (I)(L)	12,288	95,763
Continental AG (I)	1,055	95,319
Daimler AG (L)	18,236	1,286,894
Deutsche Bank AG	18,961	1,114,933
Deutsche Boerse AG	3,856	292,591
Deutsche Lufthansa AG	4,195	88,937
Deutsche Post AG (I)	16,761	302,509
Deutsche Telekom AG (I)	57,390	886,764
E.ON AG	36,699	1,121,332
Fraport AG, ADR	459	33,649
Fresenius AG	1,988	183,941
Fresenius Medical Care AG	3,743	251,310
GEA Group AG	2,970	97,793
Hannover Rueckversicherung AG	1,132	61,788
HeidelbergCement AG	2,968	207,318
Henkel AG & Company, KGaA (L)	2,630	137,441
Hochtief AG	800	86,127
Infineon Technologies AG	21,217	217,492
K&S AG	2,934	221,487
Lanxess AG	1,680	125,670
Linde AG (I)	3,397	536,543
MAN AG (I)	2,077	258,920
Merck KGAA	1,128	101,782
Metro AG	2,502	171,057
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	3,800	597,557
Puma AG	101	29,667
Qiagen AG (I)	4,911	98,064
RWE AG	8,451	540,275
Salzgitter AG	698	55,122
SAP AG	17,443	1,070,168
Siemens AG	16,627	2,277,620
Suedzucker AG	1,402	39,081
ThyssenKrupp AG	6,945	284,701
TUI AG (I)	2,987	35,715
United Internet AG	1,822	32,744
Volkswagen AG	616	94,483
Wacker Chemie AG	304	68,375

		18,354,266
Greece - 0.18%
Alpha Bank A.E. (I)	9,557	61,761
Bank of Cyprus PCL	14,142	51,381
Coca-Cola Hellenic Bottling Company SA	4,700	126,105
EFG Eurobank Ergasias SA (I)	7,016	43,685

190

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	6,840	$76,332
National Bank of Greece SA (I)	17,944	159,503
OPAP SA	4,410	94,331
Public Power Corp. SA	1,780	30,992

		644,090
Hong Kong - 2.94%
Alibaba.com, Ltd.	27,900	47,791
ASM Pacific Technology, Ltd.	2,086	26,191
Bank of East Asia, Ltd.	34,539	147,051
Beijing Enterprises Holdings, Ltd.	10,000	57,292
Belle International Holdings, Ltd.	95,882	176,762
BOC Hong Kong Holdings, Ltd.	78,500	255,634
Cathay Pacific Airways, Ltd.	14,000	33,454
Chaoda Modern Agriculture Holdings, Ltd.	66,120	41,246
Cheung Kong Holdings, Ltd.	31,151	507,374
Cheung Kong Infrastructure Holdings, Ltd.	9,000	42,607
China Agri-Industries Holdings, Ltd.	44,000	49,465
China Everbright, Ltd.	22,000	49,240
China High Speed Transmission Equipment
Group Company, Ltd.	25,000	40,107
China Mengniu Dairy Company, Ltd.	24,000	63,624
China Merchants Holdings
International Company, Ltd.	28,685	121,012
China Mobile, Ltd.	135,000	1,247,166
China Overseas Land & Investment, Ltd.	89,360	183,454
China Resource Power Holdings, Ltd.	36,200	69,926
China Resources Enterprises, Ltd.	26,000	106,349
China Resources Land, Ltd.	44,000	82,332
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	47,175
China Travel International Investment
Hong Kong, Ltd. (I)	88,000	18,401
Citic 1616 Holdings, Ltd.	1,050	337
Citic Pacific, Ltd.	24,000	66,505
CLP Holdings, Ltd.	44,111	357,847
CNOOC, Ltd.	399,984	1,013,480
COSCO Pacific, Ltd.	25,754	48,685
Esprit Holdings, Ltd.	30,433	139,102
Fosun International	30,500	23,385
Franshion Properties China, Ltd.	74,000	21,238
Fushan International Energy Group, Ltd.	80,000	57,326
Geely Automobile Holdings Company, Ltd.	75,000	27,813
GOME Electrical
Appliances Holdings, Ltd. (I)	169,920	59,521
Hang Lung Group, Ltd.	11,000	68,728
Hang Lung Properties, Ltd.	46,000	201,088
Hang Seng Bank, Ltd.	16,400	264,815
Henderson Land Development Company, Ltd.	16,335	113,159
Hengan International Group Company, Ltd.	18,000	133,365
Hong Kong & China Gas Company, Ltd.	91,300	218,768
Hong Kong Electric Holdings, Ltd.	29,500	196,585
Hong Kong Exchanges & Clearing, Ltd.	24,570	532,652
Hopewell Holdings, Ltd.	6,638	19,840
Hopson Development Holdings, Ltd. (I)	16,000	18,115
Huabao International Holdings, Ltd.	30,000	46,326
Hutchison Whampoa, Ltd.	46,423	548,574
Hysan Development Company, Ltd.	13,254	54,611
Kerry Properties, Ltd.	10,000	50,288
Kingboard Chemical Holdings, Ltd.	16,228	85,267
Kunlun Energy Company, Ltd. (I)	50,000	79,585
Lee & Man Paper Manufacturing, Ltd.	36,000	24,725
Li & Fung, Ltd.	48,829	250,909
Li Ning Company, Ltd.	15,500	26,169
Lifestyle International Holdings, Ltd.	4,500	10,806

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
MTR Corp., Ltd.	33,039	$121,754
New World Development Company, Ltd.	58,939	104,074
Nine Dragons Paper Holdings, Ltd.	44,000	52,689
Noble Group, Ltd.	61,970	104,997
NWS Holdings, Ltd.	14,246	21,753
Orient Overseas International, Ltd.	1,938	20,282
Parkson Retail Group, Ltd.	36,500	50,108
PCCW, Ltd.	87,000	36,165
Poly Hong Kong Investment, Ltd.	26,000	24,541
Renhe Commercial Holdings Compnay, Ltd.	160,000	29,995
Shandong Weigao Group Medical
Polymer Company, Ltd.	16,000	45,631
Shanghai Industrial Holdings, Ltd.	14,000	53,713
Shangri-La Asia, Ltd.	17,282	44,069
Sino Land Company, Ltd.	23,020	41,087
Sino-Forest Corp. (I)	4,600	120,041
Sino-Ocean Land Holdings, Ltd.	86,100	53,619
Sinofert Holdings, Ltd. (I)	54,000	23,394
Sinotruk Hong Kong, Ltd.	18,000	15,373
Skyworth Digital Holdings, Ltd.	39,196	22,168
Soho China, Ltd.	66,000	56,654
Sun Hung Kai Properties, Ltd.	30,550	482,894
Swire Pacific, Ltd.	20,000	293,751
The Link REIT	34,215	107,386
Wharf Holdings, Ltd.	29,000	200,751
Wheelock and Company, Ltd.	17,000	63,873
Wing Hang Bank, Ltd.	3,500	41,452
Yue Yuen Industrial Holdings, Ltd.	8,000	25,363

		10,430,844
Hungary - 0.09%
Magyar Telekom Telecommunications PLC	10,442	32,819
MOL Magyar Olaj & Gazipari (I)	750	95,758
OTP Bank PLC (I)(L)	4,462	132,115
Richter Gedeon	298	61,906

		322,598
India - 1.53%
Dr. Reddy’s Laboratories, Ltd., ADR	2,151	80,232
ICICI Bank, Ltd., SADR	18,525	923,101
Infosys Technologies, Ltd., ADR (L)	24,265	1,739,801
Larsen & Toubro, Ltd., GDR (S)	9,329	345,568
Ranbaxy Laboratories, Ltd., ADR	2,771	28,098
Reliance Capital, Ltd. (S)	2,246	29,370
Reliance Communication, Ltd., GDR (S)	31,056	74,966
Reliance Industries, Ltd., GDR	30,655	1,453,660
Reliance Infrastructure, Ltd., GDR (S)	708	32,861
Satyam Computer Services, Ltd., ADR (I)	7,380	22,288
State Bank of India, GDR	1,411	182,019
Tata Motors, Ltd., SADR	9,689	269,257
Ultratech Cement, Ltd., GDR	137	6,952
Wipro, Ltd., ADR (L)	18,054	264,491

		5,452,664
Indonesia - 0.57%
Adaro Energy Tbk PT	129,500	32,543
Aneka Tambang Tbk PT	142,375	37,531
Astra Agro Lestari Tbk PT	4,842	12,602
Astra International Tbk PT	49,517	323,587
Bank Central Asia Tbk PT	305,726	243,560
Bank Danamon Indonesia Tbk PT	86,928	65,305
Bank Mandiri Tbk PT	210,726	165,041
Bank Rakyat Indonesia Tbk PT	279,998	184,494
Bumi Resources Tbk PT	451,220	173,243
Gudang Garam Tbk PT	13,000	62,656
Indo Tambangraya Megah PT	5,500	29,133

191

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	27,013	$50,649
Indofood Sukses Makmur Tbk PT	130,595	80,870
Indosat Tbk PT	23,500	14,284
International Nickel Indonesia Tbk PT	77,500	42,409
Perusahaan Gas Negara Tbk PT	279,515	124,981
Semen Gresik Persero Tbk PT	12,360	12,921
Tambang Batubara Bukit Asam Tbk PT	21,000	50,578
Telekomunikasi Indonesia Tbk PT	173,500	146,089
Unilever Indonesia Tbk PT	43,000	75,512
United Tractors Tbk PT	40,120	100,030

		2,028,018
Ireland - 0.33%
Anglo Irish Bank Corp. PLC (I)	15,416	0
Bank of Ireland (I)	52,722	16,418
C&C Group PLC	224	1,013
CRH PLC	1,491	34,306
CRH PLC (London Exchange)	15,406	353,569
Elan Corp. PLC (I)	1,399	9,640
Experian PLC	21,490	266,193
Kerry Group PLC - London Exchange	3,278	122,179
Ryanair Holdings PLC, SADR	1,203	33,443
Shire PLC	11,864	344,488

		1,181,249
Israel - 0.49%
Bank Hapoalim, Ltd. (I)	25,834	134,203
Bank Leumi Le-Israel, Ltd.	23,381	119,573
Bezek Israeli Telecommunications Corp., Ltd.	32,563	96,443
Cellcom Israel, Ltd.	797	26,157
Delek Group, Ltd.	32	8,666
Elbit Systems, Ltd.	219	12,183
Israel Chemicals, Ltd.	8,453	138,919
Israel Corp., Ltd.	23	27,512
Israel Discount Bank, Ltd. (I)	7,050	14,850
Makhteshim-Agan Industries, Ltd. (I)	9,357	49,448
Mizrahi Tefahot Bank, Ltd.	3,560	40,158
Nice Systems, Ltd. (I)	1,795	66,295
Partner Communications Company, Ltd.	2,436	46,272
Teva Pharmaceutical Industries, Ltd.	19,041	955,272

		1,735,951
Italy - 1.83%
A2A SpA	13,168	21,349
Assicurazioni Generali SpA	23,431	507,520
Autogrill SpA (I)	1,731	24,362
Autostrade SpA	6,130	140,550
Banca Carige SpA (I)	7,526	17,826
Banca Intesa SpA	17,851	47,196
Banca Monte dei Paschi di Siena SpA (I)(L)	68,923	86,039
Banche Popolari Unite SpA	15,304	130,964
Banco Popolare Societa Cooperativa	26,928	80,343
BGP Holdings PLC (I)	130,653	0
Enel SpA	137,230	864,967
Eni SpA	54,278	1,332,387
Exor SpA	1,040	32,004
Fiat Industrial SpA (I)	16,787	240,747
Fiat SpA	16,787	152,117
Finmeccanica SpA	7,373	92,870
Intesa Sanpaolo SpA	161,970	479,580
Luxottica Group SpA	2,012	65,788
Mediaset SpA	20,023	127,351
Mediobanca SpA	8,503	87,031
Mondadori (Arnoldo) Editore SpA (I)	29	113
Parmalat SpA (I)	30,411	101,959
Pirelli & Company SpA	3,714	32,640

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Prelios SpA (I)	3,714	$2,896
Prysmian SpA	2,628	56,385
Saipem SpA	5,545	294,498
Snam Rete Gas SpA	31,977	179,820
Telecom Italia SpA	199,367	307,005
Telecom Italia SpA	125,634	169,202
Terna Rete Elettrica Nazionale SpA	22,829	109,379
UniCredit Italiano SpA	284,712	704,135

		6,489,023
Japan - 12.60%
Advantest Corp.	2,820	50,786
AEON Company, Ltd.	14,296	165,681
AEON Credit Service Company, Ltd.	2,023	27,847
Aeon Mall Company, Ltd.	1,300	27,913
Air Water, Inc.	2,000	24,145
Aisin Seiki Company, Ltd.	4,421	153,497
Ajinomoto Company, Inc.	14,695	151,631
Alfresa Holdings Corp.	600	23,046
All Nippon Airways Company, Ltd.	8,285	24,702
Amada Company, Ltd.	4,171	34,800
Aozora Bank, Ltd. (L)	10,000	22,602
Asahi Breweries, Ltd.	8,699	144,635
Asahi Glass Company, Ltd.	20,809	261,676
Asahi Kasei Corp.	28,037	186,384
Astellas Pharma, Inc.	9,305	343,110
Bank of Kyoto, Ltd.	6,000	53,090
Bank of Yokohama, Ltd.	27,684	131,464
Benesse Holdings, Inc.	1,046	42,818
Bridgestone Corp.	12,747	265,068
Brother Industries, Ltd.	4,300	63,171
Canon, Inc.	22,926	997,741
Casio Computer Company, Ltd.	2,767	21,889
Central Japan Railway Company, Ltd.	32	253,522
Chiba Bank, Ltd.	15,104	84,617
Chubu Electric Power Company, Inc.	13,523	300,764
Chugai Pharmaceutical Company, Ltd.	3,984	68,587
Chugoku Bank, Ltd.	3,000	34,047
Chugoku Electric Power Company, Inc.	6,400	118,336
Chuo Mitsui Trust Holdings, Inc.	13,990	49,616
Citizen Watch Company, Ltd.	2,965	17,074
Cosmo Oil Company, Ltd.	10,000	31,137
Credit Saison Company, Ltd.	1,809	29,099
Dai Nippon Printing Company, Ltd.	11,047	134,535
Daicel Chemical Industries, Ltd.	6,000	37,004
Daido Steel Company, Ltd.	3,000	17,059
Daihatsu Motor Company, Ltd.	4,000	58,283
Daiichi Sankyo Company, Ltd.	14,328	276,638
Daikin Industries, Ltd.	5,185	155,276
Dainippon Sumitomo Pharma Company, Ltd.	3,500	32,610
Daito Trust Construction Company, Ltd.	1,581	107,782
Daiwa House Industry Company, Ltd.	10,285	125,617
Daiwa Securities Group, Inc.	33,649	154,531
Dena Company, Ltd.	1,500	54,190
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	37,081
Denso Corp.	10,378	344,353
Dentsu, Inc.	4,200	107,404
Dowa Holdings Company, Ltd.	223	1,389
East Japan Railway Company (L)	7,300	401,140
Eisai Company, Ltd.	5,548	199,029
Electric Power Development Company, Ltd.	2,400	73,922
Elpida Memory, Inc. (I)(L)	3,300	42,490
FamilyMart Company, Ltd.	740	27,554
Fanuc, Ltd.	3,921	589,410
Fast Retailing Company, Ltd.	1,034	129,405

192

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Electric Holdings Company, Ltd.	3,580	$11,144
Fuji Heavy Industries, Ltd.	14,000	90,214
Fuji Television Network, Inc.	3	4,198
FUJIFILM Holdings Corp.	9,233	285,937
Fujitsu, Ltd.	35,379	199,905
Fukuoka Financial Group, Inc.	13,000	54,076
Furukawa Electric Company, Ltd. (L)	9,000	36,355
GS Yuasa Corp.	4,000	26,593
Gunma Bank	7,523	39,885
Hankyu Hanshin Holdings, Inc.	28,600	132,032
Hino Motors, Ltd.	1,114	5,451
Hirose Electric Company, Ltd.	717	76,551
Hisamitsu Pharmaceutical Company, Inc.	1,200	48,401
Hitachi Chemical, Ltd.	1,316	26,754
Hitachi Construction
Machinery Company, Ltd.	2,157	54,016
Hitachi High-Technologies Corp.	1,700	33,906
Hitachi Metals, Ltd.	2,000	25,198
Hitachi, Ltd.	95,882	494,460
Hokkaido Electric Power Company, Inc.	2,332	45,221
Hokuhoku Financial Group, Inc.	12,866	25,058
Hokuriku Electric Power Company	2,700	60,804
Honda Motor Company, Ltd.	32,838	1,229,231
Hoya Corp.	9,008	205,544
Ibiden Company, Ltd.	1,800	56,464
Idemitsu Kosan Company, Ltd.	300	35,129
Inpex Corp.	43	323,474
Isetan Mitsukoshi Holdings, Ltd. (L)	6,276	56,513
Ishikawajima-Harima Heavy
Industries Company, Ltd.	15,866	38,155
Isuzu Motors, Ltd.	30,000	118,658
Itochu Corp.	31,798	332,965
Itochu Techno-Science Corp.	252	8,042
Iyo Bank, Ltd.	5,000	41,657
J Front Retailing Company, Ltd.	9,000	37,437
Japan Real Estate Investment Corp.	7	65,850
Japan Retail Fund Investment Corp.	16	25,044
Japan Tobacco, Inc.	95	339,998
JFE Holdings, Inc.	9,938	290,804
JGC Corp.	3,114	72,388
Joyo Bank, Ltd.	9,047	35,157
JS Group Corp.	5,784	150,198
JSR Corp.	2,867	56,719
Jupiter Telecommunications Company, Ltd.	20	19,548
JX Holdings, Inc.	49,000	329,887
Kajima Corp.	14,809	41,403
Kamigumi Company, Ltd.	3,466	29,626
Kaneka Corp.	6,000	41,765
Kansai Electric Power Company, Ltd.	15,922	344,642
Kansai Paint Company, Ltd.	2,762	23,709
Kao Corp.	11,738	292,815
Kawasaki Heavy Industries, Ltd.	21,037	92,565
Kawasaki Kisen Kaisha, Ltd.	9,933	36,661
KDDI Corp.	63	386,656
Keihin Electric Express
Railway Company, Ltd.	8,933	63,678
Keio Corp.	8,285	49,503
Keisei Electric Railway Company, Ltd.	3,000	17,204
Keyence Corp.	952	241,340
Kikkoman Corp.	1,762	16,607
Kintetsu Corp. (L)	40,208	128,736
Kirin Holdings Company, Ltd.	16,104	211,609
Kobe Steel Company, Ltd.	56,483	144,701
Koito Manufacturing Company, Ltd.	2,000	32,051
Komatsu, Ltd.	19,170	646,893

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Konami Corp.	557	$10,153
Konica Minolta Holdings, Inc.	10,109	84,708
Koyo Seiko Company, Ltd.	2,457	31,617
Kubota Corp.	22,218	207,320
Kuraray Company, Ltd.	6,200	79,904
Kurita Water Industries, Ltd.	1,981	58,563
Kyocera Corp.	3,462	350,862
Kyowa Hakko Kogyo Company, Ltd.	4,862	45,592
Kyushu Electric Power Company, Inc.	8,469	165,450
Lawson, Inc.	869	41,893
Mabuchi Motor Company, Ltd.	282	13,296
Makita Corp.	1,557	72,440
Marubeni Corp.	34,798	250,589
Marui Company, Ltd.	2,436	15,727
Matsui Securities Company, Ltd.	2,100	11,411
Matsushita Electric Industrial Company, Ltd.	42,307	538,120
Mazda Motor Corp. (I)	31,000	68,201
McDonald’s Holdings Company, Ltd.	1,100	26,390
Mediceo Holdings Company, Ltd.	2,900	25,660
MEIJI Holdings Company, Ltd.	1,200	48,257
Minebea Company, Ltd.	5,523	30,477
Mitsubishi Chemical Holdings Corp.	25,500	160,333
Mitsubishi Corp.	28,344	786,803
Mitsubishi Electric Corp.	41,027	478,606
Mitsubishi Estate Company, Ltd.	25,218	426,566
Mitsubishi Gas & Chemicals Company, Inc.	7,000	49,552
Mitsubishi Heavy Industries, Ltd.	59,063	268,432
Mitsubishi Materials Corp.	13,980	47,396
Mitsubishi Motors Corp. (I)	90,000	110,363
Mitsubishi UFJ Financial Group	256,400	1,183,669
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	26,462
Mitsui & Company, Ltd.	36,989	663,027
Mitsui Chemicals, Inc.	6,990	24,706
Mitsui Engineering &
Shipbuilding Company, Ltd.	8,638	20,666
Mitsui Fudosan Company, Ltd.	17,752	288,217
Mitsui Mining & Smelting Company, Ltd.	7,990	27,760
Mitsui O.S.K. Lines, Ltd.	25,513	146,919
Mitsui Sumitomo Insurance Group Holdings	10,400	236,807
Mitsumi Electric Company, Ltd.	899	11,964
Mizuho Financial Group, Inc. (L)	409,300	679,050
Mizuho Trust & Banking Company, Ltd.	33,000	29,755
Murata Manufacturing Company, Ltd.	4,296	309,366
Namco Bandai Holdings, Inc.	3,367	36,714
NEC Corp. (I)	61,617	134,079
NGK INSULATORS, Ltd.	4,171	74,565
NGK Spark Plug Company, Ltd.	1,762	24,064
NHK Spring Company, Ltd.	1,000	9,906
Nidec Corp.	2,286	197,874
Nikon Corp.	7,219	148,841
Nintendo Company, Ltd.	2,092	565,127
Nippon Building Fund, Inc.	13	126,101
Nippon Electric Glass Company, Ltd.	6,000	84,972
Nippon Express Company, Ltd.	11,809	45,288
Nippon Meat Packers, Inc.	2,000	25,222
Nippon Paper Group, Inc.	1,500	31,621
Nippon Sheet Glass Company, Ltd.	8,171	23,576
Nippon Steel Corp.	107,536	343,888
Nippon Telegraph & Telephone Corp.	9,500	426,188
Nippon Yusen Kabushiki Kaisha	25,923	101,286
Nishi-Nippon City Bank, Ltd.	4,000	11,493
Nissan Chemical Industries, Ltd.	1,762	18,217
Nissan Motor Company, Ltd.	52,890	469,257
Nisshin Seifun Group, Inc.	1,614	18,608

193

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nisshin Steel Company	7,047	$15,165
Nissin Food Products Company, Ltd.	916	32,228
Nitori Company, Ltd.	468	40,859
Nitto Denko Corp.	3,532	184,878
NKSJ Holdings, Inc.	30,000	192,853
NOK Corp.	1,492	26,195
Nomura Holdings, Inc.	70,907	370,817
Nomura Real Estate Holdings, Inc.	2,300	34,868
Nomura Real Estate Office Fund, Inc.	2	13,537
Nomura Research Institute, Ltd.	1,311	28,937
NSK, Ltd.	6,000	51,719
NTN Corp.	4,228	20,281
NTT Data Corp.	31	95,818
NTT DoCoMo, Inc.	326	567,367
Obayashi Corp.	15,638	69,464
Odakyu Electric Railway Company, Ltd.	14,695	123,842
Oji Paper Company, Ltd.	21,809	103,565
Olympus Corp.	4,866	135,368
Omron Corp.	3,261	91,659
Ono Pharmaceutical Company, Ltd.	1,200	58,713
Oracle Corp.	752	31,149
Oriental Land Company, Ltd.	793	63,017
ORIX Corp. (L)	2,186	204,724
Osaka Gas Company, Ltd.	43,845	173,839
Otsuka Corp.	100	6,432
Otsuka Holdings Company, Ltd.	4,600	113,540
Rakuten, Inc.	165	147,114
Resona Holdings, Inc.	35,000	166,627
Ricoh Company, Ltd.	12,399	145,485
Rinnai Corp.	652	43,268
Rohm Company, Ltd.	1,827	113,445
Sankyo Company, Ltd.	793	40,661
Santen Pharmaceutical Company, Ltd.	1,200	47,519
Sapporo Hokuyo Holdings, Inc.	5,600	26,930
Sapporo Holdings, Ltd.	2,466	9,190
SBI Holdings, Inc.	304	38,265
Secom Company, Ltd.	4,590	212,016
Sega Sammy Holdings, Inc.	3,492	59,765
Seiko Epson Corp.	2,700	42,938
Sekisui Chemical Company, Ltd.	5,228	40,916
Sekisui House, Ltd.	10,638	99,029
Senshu Ikeda Holdings, Inc.	9,400	12,609
Seven & I Holdings Company, Ltd.	15,881	405,139
Sharp Corp. (L)	21,218	208,297
Shikoku Electric Power Company, Inc.	2,700	73,456
Shimadzu Corp.	5,000	44,422
Shimamura Company, Ltd.	276	24,322
Shimano, Inc.	1,069	53,399
Shimizu Corp. (L)	7,695	34,229
Shin-Etsu Chemical Company, Ltd.	8,711	433,037
Shinko Electric Industries Company, Ltd.	1,600	16,389
Shinko Securities Company, Ltd. (I)	12,000	31,883
Shinsei Bank, Ltd.	9,094	10,610
Shionogi & Company, Ltd.	6,823	116,396
Shiseido Company, Ltd.	7,223	125,044
Shizuoka Bank, Ltd.	11,342	93,812
Showa Denko KK	23,000	46,177
Showa Shell Sekiyu KK	3,800	39,654
SMC Corp.	1,164	189,640
Softbank Corp.	16,888	667,735
Sojitz Holdings Corp.	15,191	29,835
Sony Corp.	20,042	635,650
Sony Financial Holdings, Inc.	2,200	43,215
Square Enix Company, Ltd.	600	10,290
Stanley Electric Company, Ltd.	1,808	29,705

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumco Corp. (I)	2,300	$46,371
Sumitomo Chemical Company, Ltd. (L)	35,446	176,846
Sumitomo Corp.	23,466	335,430
Sumitomo Electric Industries, Ltd.	16,599	229,688
Sumitomo Heavy Industries, Ltd.	8,000	52,224
Sumitomo Metal Industries, Ltd.	73,577	164,527
Sumitomo Metal Mining Company, Ltd.	11,285	194,143
Sumitomo Mitsui Financial Group	27,100	842,517
Sumitomo Realty &
Development Company, Ltd.	6,876	137,553
Suruga Bank, Ltd.	2,114	18,756
Suzuken Company, Ltd.	1,223	32,259
Suzuki Motor Corp.	7,900	176,558
Sysmex Corp.	1,000	35,147
T&D Holdings, Inc.	5,991	147,650
Taisei Corp.	16,866	41,567
Taisho Pharmaceuticals Company, Ltd.	1,762	38,129
Taiyo Nippon Sanso Corp.	3,819	31,473
Takashimaya Company, Ltd.	6,000	37,991
Takeda Pharmaceutical Company, Ltd.	15,049	701,973
Tanabe Seiyaku Company, Ltd.	3,000	48,690
TDK Corp.	2,468	145,831
Teijin, Ltd.	12,104	54,132
Terumo Corp.	3,203	168,853
The 77th Bank, Ltd.	6,523	32,780
The Dai-ichi Life Insurance Company, Ltd.	173	261,018
The Hachijuni Bank, Ltd.	6,000	34,552
The Hiroshima Bank, Ltd.	8,000	34,720
The Japan Steel Works, Ltd.	5,000	38,473
The Sumitomo Trust &
Banking Company, Ltd.	31,446	162,939
The Tokyo Electric Power Company, Inc.	26,867	150,517
THK Company, Ltd.	1,481	36,888
Tobu Railway Company, Ltd.	11,752	48,037
Toho Company, Ltd.	2,300	32,988
Toho Gas Company, Ltd.	6,000	30,705
Tohoku Electric Power Company, Inc.	9,480	159,181
Tokio Marine Holdings, Inc.	15,500	414,427
Tokuyama Corp.	2,000	10,676
Tokyo Electron, Ltd.	3,532	194,689
Tokyo Gas Company, Ltd.	50,835	230,612
Tokyo Steel Manufacturing Company, Ltd.	900	10,506
Tokyo Tatemono Company, Ltd.	6,000	22,433
Tokyu Corp.	28,866	118,521
Tokyu Land Corp.	5,171	22,504
TonenGeneral Sekiyu KK	4,171	51,498
Toppan Printing Company, Ltd.	13,990	110,332
Toray Industries, Inc.	29,389	210,761
Toshiba Corp.	86,711	424,277
Toto, Ltd.	3,171	25,237
Toyo Seikan Kaisha, Ltd.	2,009	32,944
Toyo Suisan Kaisha, Ltd.	705	15,307
Toyoda Gosei Company, Ltd.	1,300	26,777
Toyota Boshoku Corp.	1,400	19,907
Toyota Industries Corp.	4,490	134,565
Toyota Motor Corp.	56,447	2,257,875
Toyota Tsusho Corp.	3,500	57,730
Trend Micro, Inc.	1,733	45,757
Tsumura & Company, Ltd.	1,200	37,653
Ube Industries, Ltd.	18,037	57,463
Unicharm Corp.	3,158	114,158
UNY Company, Ltd.	1,862	17,235
Ushio, Inc.	2,257	44,147
USS Company, Ltd.	550	42,781
West Japan Railway Company, Ltd.	38	145,419

194

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yahoo! Japan Corp.	332	$118,782
Yakult Honsha Company, Ltd.	1,300	33,227
Yamada Denki Company, Ltd.	1,676	111,596
Yamaguchi Financial Group, Inc.	3,000	27,771
Yamaha Corp.	1,926	21,673
Yamaha Motor Company, Ltd. (I)	6,591	113,911
Yamato Transport Company, Ltd.	9,080	140,818
Yamazaki Baking Company, Ltd.	1,409	16,414
Yaskawa Electric Corp.	5,000	59,269
Yokogawa Electric Corp. (I)	4,600	35,061

		44,783,084
Luxembourg - 0.35%
Aperamaperam	894	35,919
ArcelorMittal	17,898	648,506
Millicom International Cellular SA	1,329	127,126
Reinet Investments SCA (I)	1,493	26,345
SES SA	5,667	145,946
Tenaris SA	9,937	244,971

		1,228,813
Malaysia - 0.67%
Alliance Financial Group BHD	9,600	10,039
AMMB Holdings BHD	42,662	91,327
Asiatic Development BHD	10,500	27,706
Axiata Group BHD (I)	57,100	90,211
Berjaya Corp. BHD	3,580	768
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	13,450
Berjaya Sports Toto BHD	5,742	8,070
British American Tobacco Malaysia BHD	2,000	31,711
Bursa Malaysia BHD	6,400	17,597
Commerce Asset Holdings BHD	82,500	223,156
Digi.Com BHD	9,000	85,026
Gamuda BHD	39,100	49,859
Genting BHD	44,300	161,231
Hong Leong Bank BHD	12,100	39,374
Hong Leong Credit BHD	8,300	24,671
IJM Corp. BHD	16,720	35,342
IOI Corp. BHD	83,169	158,001
Kuala Lumpur Kepong BHD	12,100	84,718
Lafarge Malayan Cement BHD	4,470	10,918
Malayan Banking BHD	81,602	241,199
Maxis BHD	35,100	62,350
MISC BHD	32,040	83,193
MMC Corp. BHD	1,400	1,279
Parkson Holdings BHD	10,098	18,981
Petronas Dagangan BHD	1,400	7,629
Petronas Gas BHD	12,000	45,342
PLUS Expressways BHD	18,900	27,945
PPB Group BHD	12,900	72,451
Public Bank BHD - Foreign Market	24,000	104,079
Resorts World BHD	53,400	64,795
RHB Capital BHD	2,600	7,359
Sime Darby BHD	66,746	203,647
SP Setia BHD	5,300	11,028
Telekom Malaysia BHD	17,100	22,819
Tenaga Nasional BHD	56,125	115,750
UMW Holdings BHD	21,400	52,010
YTL Corp. BHD	19,196	47,105
YTL Power International BHD	20,937	15,904

		2,368,040
Mexico - 1.01%
Alfa SAB de CV	5,602	72,521
America Movil SAB de CV, Series L	413,972	1,203,863
Cemex SAB de CV (I)	203,060	181,644

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV, Series L	6,253	$48,202
Desarrolladora Homex SAB de CV (I)	4,000	18,240
Fomento Economico Mexicano SA de CV	45,655	268,185
Grupo Aeroportuario del Pacifico SA
de CV, Series B	9,900	42,315
Grupo Bimbo SA de CV	6,558	55,604
Grupo Carso SAB de CV	11,593	38,216
Grupo Elektra SA de CV	1,900	82,106
Grupo Financiero Banorte SAB de CV	28,753	135,371
Grupo Financiero Inbursa SA	14,778	68,048
Grupo Mexico SAB de CV, Series B	80,421	301,550
Grupo Modelo SA	13,617	81,855
Grupo Televisa SA (I)	49,383	243,045
Industrias Penoles SA de CV	1,998	73,499
Kimberly-Clark de Mexico SA de CV	10,300	64,072
Mexichem SAB de CV	13,992	52,583
Minera Frisco SAB de CV, Class A1 (I)	11,593	50,799
Telefonos de Mexico SA de CV	124,866	114,636
Urbi Desarrollos Urbanos SAB de CV (I)	11,100	25,803
Wal-Mart de Mexico SA de CV, Series V	125,258	375,949

		3,598,106
Netherlands - 1.86%
Aegon NV (I)	37,270	279,233
Akzo Nobel NV	4,575	314,740
ASML Holding NV	8,577	378,304
Corio NV	1,686	118,090
Delta Lloyd NV	1,782	47,395
Fugro NV (I)	1,258	110,813
Heineken Holding NV	2,014	96,912
Heineken NV	5,788	316,262
ING Groep NV (I)	83,399	1,058,519
Koninklijke (Royal) KPN NV	33,187	565,929
Koninklijke Ahold NV	25,681	344,492
Koninklijke Boskalis Westinster NV	2,252	119,072
Koninklijke DSM NV	3,836	235,561
Koninklijke Philips Electronics NV	21,274	679,501
Koninklijke Vopak NV	1,380	66,475
Randstad Holdings NV	2,339	130,171
Reed Elsevier NV	13,238	170,542
SBM Offshore NV	3,388	98,570
TNT NV	9,243	237,446
Unilever NV	34,652	1,088,059
Wolters Kluwer NV	7,249	169,711

		6,625,797
New Zealand - 0.09%
Auckland International Airport, Ltd.	72,550	122,598
Contact Energy, Ltd. (I)	3,444	15,294
Fletcher Building, Ltd.	14,468	103,098
Sky City Entertainment Group, Ltd.	25,517	65,788

		306,778
Norway - 0.57%
Aker Solutions ASA	3,694	84,808
DnB NOR ASA	20,287	311,287
Norsk Hydro ASA (L)	20,407	167,265
Orkla ASA	17,208	166,966
Renewable Energy Corp. ASA (I)(L)	12,490	43,794
Statoil ASA	26,708	741,226
Telenor ASA	18,009	296,371
Yara International ASA	4,291	217,404

		2,029,121
Peru - 0.15%
Compania de Minas Buenaventura SA	2,698	104,823

195

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru (continued)
Compania de Minas Buenaventura SA, ADR	2,231	$95,866
Credicorp SA	1,295	136,882
Credicorp, Ltd., ADR	76	7,975
Southern Peru Copper Corp.	4,256	170,878

		516,424
Philippines - 0.13%
Ascendas Real Estate Investment Trust	21,469	48,398
Ayala Corp.	3,611	32,005
Ayala Land, Inc.	90,600	32,343
Banco De Oro	12,831	15,352
Bank of the Philippine Islands	64,668	85,262
Energy Development Corp. (I)	36,498	5,052
Filinvest Land, Inc.	112,500	2,978
Globe Telecommunications, Inc.	140	2,875
Jollibee Foods Corp.	8,000	16,064
Manila Electric Company	13,252	78,719
Metropolitan Bank & Trust Company (I)	13,697	20,250
Philippine Long Distance Telephone Company	1,220	65,307
SM Investments Corp.	3,768	45,044
SM Prime Holdings, Ltd.	56,916	14,682

		464,331
Poland - 0.35%
Asseco Poland SA PDA	710	13,472
Bank Handlowy w Warszawie SA	731	26,035
Bank Millennium SA (I)	8,840	18,154
Bank Pekao SA	2,951	176,894
Bank Zachodni WBK SA	356	28,433
BRE Bank SA (I)	413	49,951
Cyfrowy Polsat SA	3,617	20,158
Firma Oponiarska Debica SA	118	2,578
Getin Holding SA (I)	10,012	50,041
Globe Trade Centre SA (I)	1,844	13,822
Grupa Lotos SA (I)	517	8,033
ING Bank Slaski SA (I)	121	38,102
KGHM Polska Miedz SA	2,775	175,979
PBG SA (I)	67	4,434
Polish Oil & Gas Company	41,082	54,371
Polska Grupa Energetyczna SA	7,645	61,654
Polski Koncern Naftowy Orlen SA (I)	8,548	158,375
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	236,563
Telekomunikacja Polska SA	17,687	109,535
TVN SA	1,422	9,079

		1,255,663
Portugal - 0.19%
Banco Comercial Portugues SA	30,130	24,600
Banco Espirito Santo SA	10,883	44,589
Brisa Auto Estrada SA	9,466	64,027
Cimpor-Cimentos de Portugal SA	5,397	39,121
Electricidade de Portugal SA	46,778	182,323
Galp Energia SGPS SA	3,842	82,312
Jeronimo Martins SGPS SA	2,898	46,614
Portugal Telecom SGPS SA	15,439	178,543

		662,129
Russia - 1.81%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	7,935
Gazprom OAO, SADR (I)	73,456	2,375,567
JSC MMC Norilsk Nickel, ADR	19,000	502,360
Lukoil OAO, ADR	14,541	1,038,082
Mechel, SADR	2,833	87,228
Mobile TeleSystems, SADR	10,817	229,645

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
NovaTek OAO, ADR	1,917	$266,900
Novolipetsk Steel, ADR	1,448	63,712
Polyus Gold Company ZAO, SADR	4,774	168,045
Rosneft Oil Company, GDR	38,621	352,006
Sberbank	1,396	578,279
Severstal, ADR	4,250	83,343
Sistema JSFC, Reg. S, GDR	1,756	51,142
Surgutneftegaz SADR	17,404	104,250
Surgutneftegaz, ADR	13,350	144,314
Tatneft, ADR	4,533	200,313
VTB Bank OJSC, GDR	21,911	153,555
Wimm-Bill-Dann Foods OJSC, ADR (I)	1,068	35,746

		6,442,422
Singapore - 1.11%
Capitaland, Ltd.	52,412	137,345
CapitaMall Trust	59,850	89,157
CapitaMalls Asia, Ltd.	31,000	43,802
City Developments, Ltd.	10,285	94,166
ComfortDelGro Corp., Ltd.	41,731	51,669
Cosco Corp. Singapore, Ltd.	33,000	53,520
DBS Group Holdings, Ltd.	37,795	439,456
Fraser and Neave, Ltd.	20,900	99,728
Genting Singapore PLC (I)	99,800	161,975
Golden Agri-Resources, Ltd.	142,858	78,017
Hutchison Port Holdings Trust (I)	105,300	104,247
Jardine Cycle and Carriage, Ltd.	2,623	75,972
Keppel Corp., Ltd.	24,980	243,943
Keppel Land, Ltd.	16,000	56,887
Neptune Orient Lines, Ltd.	28,616	43,938
Olam International, Ltd.	34,457	76,382
Oversea-Chinese Banking Corp., Ltd.	52,819	401,691
SembCorp Industries, Ltd.	20,604	85,224
SembCorp Marine, Ltd.	23,293	108,003
Singapore Airlines, Ltd.	13,260	143,649
Singapore Exchange, Ltd.	20,399	127,112
Singapore Press Holdings, Ltd.	29,441	92,071
Singapore Technologies Engineering, Ltd.	33,798	87,301
Singapore Telecommunications, Ltd.	173,410	415,682
StarHub, Ltd.	21,000	44,990
United Overseas Bank, Ltd.	24,017	358,173
UOL Group, Ltd.	16,531	62,196
Wilmar International, Ltd.	32,000	138,860
Yangzijiang Shipbuilding Holdings, Ltd. (I)	27,000	38,802

		3,953,958
South Africa - 1.81%
ABSA Group, Ltd.	8,676	175,000
African Bank Investments, Ltd.	13,371	74,887
African Rainbow Minerals, Ltd.	3,461	113,874
Anglo Platinum, Ltd.	1,472	151,417
AngloGold Ashanti, Ltd.	7,283	349,284
Aspen Pharmacare Holdings, Ltd. (I)	4,390	51,240
Aveng, Ltd.	9,037	47,672
Bidvest Group, Ltd.	7,302	160,606
Discovery Holdings, Ltd., ADR	6,145	34,594
FirstRand, Ltd.	58,792	174,681
Foschini, Ltd.	3,226	40,324
Gold Fields, Ltd.	16,520	288,667
Growthpoint Properties, Ltd.	29,612	75,686
Harmony Gold Mining Company, Ltd.	9,268	137,175
Impala Platinum Holdings, Ltd.	11,591	334,526
Imperial Holdings, Ltd.	3,486	58,837
Investec, Ltd.	4,332	33,812
Kumba Iron Ore, Ltd.	1,477	104,224

196

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Kumba Resources, Ltd.	2,723	$66,437
Liberty Holdings, Ltd.	1,116	11,730
Massmart Holdings, Ltd.	5,254	108,685
Mittal Steel South Africa, Ltd.	2,574	34,250
MMI Holdings, Ltd.	9,922	24,440
MTN Group, Ltd.	34,339	692,985
Murray & Roberts Holdings, Ltd.	3,828	15,006
Naspers, Ltd., SADR	8,295	444,984
Nedbank Group, Ltd.	5,487	114,802
Netcare, Ltd.	24,570	52,645
Northam Platinum, Ltd.	3,938	25,548
Pick’n Pay Stores, Ltd.	4,153	28,282
Pretoria Portland Cement Company, Ltd.	18,222	64,645
Redefine Income Fund, Ltd.	45,895	50,880
Remgro, Ltd.	9,871	162,540
Reunert, Ltd.	1,838	15,923
RMB Holdings, Ltd.	17,617	72,765
Rmi Holdings	17,617	30,338
Sanlam, Ltd.	46,062	187,707
Sappi, Ltd. (I)	18,486	97,730
Sasol, Ltd.	12,571	728,074
Shoprite Holdings, Ltd.	10,318	158,097
Standard Bank Group, Ltd.	25,389	389,977
Steinhoff International Holdings, Ltd. (I)	22,337	83,095
Telkom SA, Ltd.	5,430	29,714
Tiger Brands, Ltd.	3,083	79,703
Trans Hex Group, Ltd. (I)	577	218
Truworths International, Ltd.	10,550	109,831
Vodacom Group, Ltd.	6,961	81,672
Woolworths Holdings, Ltd.	14,552	60,083

		6,429,292
South Korea - 3.42%
Amorepacific Corp.	73	69,543
Asiana Airlines, Inc. (I)	566	5,129
BS Financial Group, Inc. (I)	4,805	69,647
Celltrion, Inc. (I)	1,540	48,825
Cheil Industries, Inc.	1,080	114,521
CJ CheilJedang Corp.	135	28,284
Daegu Bank	2,820	46,230
Daelim Industrial Company, Ltd.	470	45,749
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	43,236
Daewoo International Corp.	1,547	52,323
Daewoo Securities Company, Ltd. (I)	3,500	71,307
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	68,459
Dongbu Insurance Company, Ltd.	960	43,784
Dongkuk Steel Mill Company, Ltd.	1,370	49,248
Doosan Corp.	360	46,930
Doosan Heavy Industries and
Construction Company, Ltd.	690	44,157
Doosan Infracore Company, Ltd. (I)	1,290	35,856
GLOVIS Company, Ltd.	300	42,728
GS Engineering & Construction Corp.	990	104,237
GS Holdings Corp.	1,190	101,208
Hana Financial Group, Inc.	3,640	157,792
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	256	7,631
Hanjin Shipping Company, Ltd.	227	7,067
Hanjin Shipping Holdings Company, Ltd.	357	5,138
Hankook Tire Company, Ltd.	1,700	55,475
Hanwha Chemical Corp.	892	35,132
Hanwha Corp.	1,010	46,517
Hite Holdings Company, Ltd.	206	3,283

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Honam Petrochemical Corp.	340	$119,887
Hynix Semiconductor, Inc.	11,220	319,411
Hyosung Corp.	550	44,056
Hyundai Department Store Company, Ltd.	420	54,310
Hyundai Development Company	790	22,938
Hyundai Engineering &
Construction Company, Ltd.	1,090	78,548
Hyundai Heavy Industries Company, Ltd.	780	367,778
Hyundai Mipo Dockyard Company, Ltd.	270	46,028
Hyundai Mobis	1,500	448,074
Hyundai Motor Company, Ltd.	3,290	610,660
Hyundai Securities Company, Ltd. (I)	2,644	31,747
Hyundai Steel Company	1,420	180,949
Industrial Bank of Korea	4,670	80,289
Kangwon Land, Inc.	2,090	48,644
KB Financial Group, Inc.	7,650	400,336
KB Financial Group, Inc., ADR	206	10,747
KCC Corp.	100	33,111
Kia Motors Corp.	5,220	329,417
Korea Electric Power Corp. (I)	5,980	146,541
Korea Electric Power Corp., SADR (I)	744	9,107
Korea Exchange Bank	4,900	43,257
Korea Gas Corp.	830	27,672
Korea Investment Holdings Company, Ltd. (I)	1,090	41,635
Korea Life Insurance Company Ltd. (I)	4,330	29,921
Korea Line Corp. (I)	302	2,626
Korea Zinc Company, Ltd.	200	72,629
Korean Air Lines Company, Ltd.	807	48,166
Korean Reinsurance Company, Ltd.	24	280
KT Corp.	3,117	110,487
KT Corp. SADR	266	5,195
KT&G Corp.	2,210	114,955
Kumho Industrial Company, Ltd. (I)	247	2,854
LG Chem, Ltd.	924	387,091
LG Corp.	2,370	176,495
LG Display Company, Ltd.	5,650	176,892
LG Display Company, Ltd., ADR	57	897
LG Electronics, Inc.	2,000	191,104
LG Household & Health Care, Ltd.	180	67,505
LG Innotek Company, Ltd.	210	22,264
LG Uplus Corp.	5,871	33,130
Lotte Confectionery Company, Ltd.	4	5,466
Lotte Shopping Company, Ltd.	240	98,236
LS Cable, Ltd.	380	38,215
LS Industrial Systems Company, Ltd.	440	32,443
Mirae Asset Securities Company, Ltd.	285	12,166
NCSoft Corp.	320	73,083
NHN Corp. (I)	1,018	177,595
OCI Company, Ltd.	380	170,930
POSCO	1,410	647,043
S-Oil Corp.	1,000	137,493
S1 Corp.	140	7,182
Samsung Card Company, Ltd.	900	45,503
Samsung Corp.	2,410	157,464
Samsung Electro-Mechanics Company, Ltd.	1,440	153,965
Samsung Electronics Company, Ltd.	2,303	1,953,818
Samsung Engineering Company, Ltd.	580	110,359
Samsung Fire & Marine
Insurance Company, Ltd.	720	159,030
Samsung Heavy Industries Company, Ltd.	3,310	120,397
Samsung SDI Company, Ltd.	880	134,532
Samsung Securities Company, Ltd. (I)	1,060	77,727
Samsung Techwin Company, Ltd.	797	57,933
Seoul Semiconductor Company, Ltd.	720	28,081

197

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group
Company, Ltd., SADR	175	$15,850
Shinhan Financial Group Company, Ltd.	9,270	421,268
Shinsegae Company, Ltd.	708	168,319
SK Broadband Company, Ltd. (I)	4,618	20,018
SK C&C Company, Ltd.	340	30,096
SK Energy Company, Ltd.	1,167	222,627
SK Holdings Company, Ltd.	592	89,408
SK Networks Company, Ltd.	2,970	33,249
SK Telecom Company, Ltd.	920	137,126
SK Telecom Company, Ltd. ADR	657	12,358
STX Pan Ocean Company, Ltd.	2,370	21,389
Tong Yang Investment Bank (I)	2,977	21,350
Woongjin Coway Company, Ltd.	1,060	36,575
Woori Finance Holdings Company, Ltd.	6,360	84,196
Woori Investment & Securities Company, Ltd.	1,860	33,999
Yuhan Corp.	199	26,849

		12,160,407
Spain - 2.35%
Abertis Infraestructuras SA	5,089	110,530
Acciona SA	627	68,126
Acerinox SA	2,601	51,324
ACS Actividades de Construccion
y Servicios SA	2,850	133,704
Amadeus IT Holding SA, A Shares (I)	3,953	75,654
Banco Bilbao Vizcaya Argentaria SA	86,901	1,055,022
Banco de Sabadell SA	15,778	69,109
Banco de Valencia SA (I)(L)	4,686	20,980
Banco Popular Espanol SA	19,770	116,235
Banco Santander SA (I)	176,326	2,055,020
Bankinter SA (L)	3,875	26,588
Criteria Caixacorp SA	16,111	113,751
EDP Renovaveis SA (I)	2,863	20,581
Enagas SA	4,243	95,699
Ferrovial SA (I)	7,864	98,642
Fomento de Construcciones SA	418	13,856
Gas Natural SDG SA	3,995	75,021
Gestevision Telecinco SA	2,419	27,677
Grifols SA	2,505	43,719
Iberdrola Renovables SA	20,197	87,147
Iberdrola SA	81,615	709,863
Inditex SA	4,665	374,492
Indra Sistemas SA	1,914	38,402
Mapfre SA	14,284	53,853
Red Electrica De Espana	2,102	119,396
Repsol YPF SA	15,775	541,321
Telefonica SA	84,041	2,104,112
Zardoya Otis SA	2,678	44,456

		8,344,280
Sweden - 1.80%
Alfa Laval AB	3,968	86,118
Assa Abloy AB, Series B	6,501	186,899
Atlas Copco AB, Series A	11,483	305,280
Atlas Copco AB, Series B	5,423	131,125
Boliden AB	6,000	128,963
CDON Group AB (I)	1,132	6,131
Electrolux AB (L)	4,995	128,896
Getinge AB, Series B	3,600	88,965
Hennes & Mauritz AB, B Shares	20,436	679,298
Hexagon AB (I)	4,600	109,753
Holmen AB, Series B	229	7,917
Husqvarna AB, B Shares	2,659	22,828
Investor AB, B Shares (L)	7,800	189,360

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Modern Times Group AB, B Shares	1,132	$86,072
Nordea Bank AB (L)	52,081	570,282
Sandvik AB	15,393	291,017
Scania AB, Series B	5,700	132,370
Securitas AB, Series B	1,701	20,256
Skandinaviska Enskilda Banken
AB, Series A (L)	22,665	202,232
Skanska AB, Series B (L)	6,841	144,018
SKF AB, B Shares	7,948	231,476
SSAB AB, Series A (L)	1,427	22,582
Svenska Cellulosa AB (L)	9,724	156,446
Svenska Handelsbanken AB, Series A (L)	9,761	320,387
Swedbank AB, Class A (L)	13,850	237,081
Swedish Match AB	4,847	161,107
Tele2 AB, Series B	1,743	40,353
Telefonaktiebolaget LM Ericsson, B Shares	61,750	794,089
Teliasonera AB (L)	48,557	419,962
Volvo AB, Series B (L)	28,880	507,446

		6,408,709
Switzerland - 5.33%
ABB, Ltd. (I)	46,244	1,113,366
Actelion, Ltd. (I)	2,680	154,120
Adecco SA	3,024	199,162
Aryzta AG	1,920	98,212
Baloise Holding AG	1,167	115,635
Compagnie Financiere Richemont SA	11,016	636,117
Credit Suisse Group AG (I)	22,918	973,905
GAM Holding, Ltd. (I)	6,086	115,639
Geberit AG (I)	951	207,295
Givaudan AG (I)	189	190,295
Holcim, Ltd. (I)	5,177	389,868
Julius Baer Group, Ltd. (I)	5,090	220,946
Kuehne & Nagel International AG	1,341	187,607
Lindt & Spruengli AG	23	66,393
Lindt & Spruengli AG - REG	3	97,505
Logitech International SA (I)	4,876	87,909
Lonza Group AG (I)	1,227	102,795
Nestle SA	71,095	4,079,410
Novartis AG	43,220	2,343,266
Pargesa Holding SA, ADR	692	66,261
Roche Holdings AG	14,192	2,027,206
Schindler Holding AG	1,370	164,587
Schindler Holding AG - REG	573	69,219
SGS SA	131	233,428
Sika AG	46	110,751
Sonova Holding AG	1,141	101,687
Straumann Holding AG	206	52,963
Swatch Group AG	1,096	87,111
Swiss Life Holding (I)	685	113,220
Swiss Reinsurance Company, Ltd. (I)	8,146	466,253
Swisscom AG	571	254,588
Syngenta AG	1,996	648,869
Synthes AG	1,468	198,659
The Swatch Group AG, BR Shares	651	287,711
Transocean, Ltd. (I)	6,712	526,929
UBS AG (Swiss Exchange) (I)	74,231	1,332,431
Zurich Financial Services AG (I)	2,916	816,416

		18,937,734
Taiwan - 2.03%
Acer, Inc.	41,783	85,288
Advanced Semiconductor Engineering, Inc.	72,104	78,592
Advantech Company, Ltd.	6,541	20,225
Asia Cement Corp.	19,010	21,347

198

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Asia Optical Company, Inc. (I)	59	$115
Asustek Computer, Inc.	9,635	83,302
AU Optronics Corp. (I)	111,616	97,588
Catcher Technology Company, Ltd.	10,384	51,413
Cathay Financial Holdings Company, Ltd.	104,265	171,950
Chang Hwa Commercial Bank, Ltd.	74,000	59,414
Cheng Shin Rubber Industry Company, Ltd.	10,993	25,500
Cheng Uei Precision Industry Company, Ltd.	6,814	13,215
Chicony Electronics Company, Ltd.	9,450	16,942
Chimei Innolux Corp. (I)	68,007	69,770
China Airlines, Ltd. (I)	14,682	8,435
China Development Financial Holdings Corp.	144,799	58,378
China Motor Company, Ltd.	40	33
China Steel Corp.	196,651	234,932
Chinatrust Financial Holding Company, Ltd.	150,861	128,113
Chunghwa Picture Tubes, Ltd. (I)	24,827	3,091
Chunghwa Telecom Company, Ltd.	57,165	178,076
CMC Magnetics Corp. (I)	52,000	12,597
Compal Communications, Inc.	307	280
Compal Electronics, Inc.	60,071	59,606
Coretronic Corp.	17,000	27,436
D-Link Corp.	934	869
Delta Electronics, Inc.	27,475	108,881
E.Sun Financial Holding Company, Ltd.	27,972	17,603
Epistar Corp.	11,828	43,372
Eternal Chemical Company, Ltd.	11,757	13,878
EVA Airways Corp. (I)	13,601	10,712
Evergreen Marine Corp. (I)	22,000	18,323
Everlight Electronics Company, Ltd.	4,356	12,312
Far Eastern Department Stores Company, Ltd.	14,410	22,777
Far Eastern New Century Corp.	45,340	70,082
Far EasTone
Telecommunications Company, Ltd.	18,927	28,327
Feng Hsin Iron & Steel Co., Ltd.	12,000	21,280
Firich Enterprises Co., Ltd.	426	641
First Financial Holding Company, Ltd.	75,661	64,866
Formosa Chemicals & Fibre Corp.	46,350	175,612
Formosa Petrochemical Corp.	18,990	62,278
Formosa Plastic Corp.	77,700	273,393
Formosa Taffeta Company, Ltd.	16,000	16,067
Foxconn Technology Company, Ltd.	7,608	29,007
Fubon Financial Holding Company, Ltd.	77,696	103,212
HannStar Display Corp. (I)	85,449	15,185
Hon Hai Precision Industry Company, Ltd.	173,470	607,923
HTC Corp.	13,837	541,461
Hua Nan Financial Holdings Company, Ltd.	53,658	40,100
Inotera Memories, Inc. (I)	46,616	23,795
Inventec Appliances Corp.	488	386
Inventec Company, Ltd.	33,107	16,875
KGI Securities Company, Ltd.	44,000	21,067
Kinsus Interconnect Technology Corp.	4,422	13,612
Largan Precision Company, Ltd.	1,101	29,752
Lite-On Technology Corp.	24,364	30,006
Macronix International Company, Ltd.	36,847	24,448
MediaTek, Inc.	17,977	206,502
Mega Financial Holding Company, Ltd.	126,000	99,228
Mitac International	7,319	3,145
Mosel Vitelic, Inc. (I)	315	158
Motech Industries, Inc.	3,524	15,285
Nan Ya Plastics Corp.	108,520	319,659
Nan Ya Printed Circuit Board Corp.	3,140	9,368
Nanya Technology Corp. (I)	25,817	13,451
Novatek Microelectronics Corp., Ltd.	8,277	24,346
Pan-International Industrial Company, Ltd.	267	311
Pegatron Corp. (I)	25,934	29,380

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Phison Electronics Corp.	2,399	$13,426
Pixart Imaging, Inc.	2,019	8,312
Polaris Securities Company, Ltd.	18,150	12,286
Pou Chen Corp.	26,247	24,239
Powerchip Semiconductor Corp. (I)	13,400	2,898
Powertech Technology, Inc.	11,397	35,658
President Chain Store Corp.	10,224	45,339
Qisda Corp. (I)	25,272	15,305
Quanta Computer, Inc.	36,198	68,358
Realtek Semiconductor Corp.	8,193	14,717
Richtek Technology Corp.	1,212	8,391
Shin Kong Financial
Holding Company, Ltd. (I)	114,466	49,654
Siliconware Precision Industries Company	45,426	56,245
Simplo Technology Company, Ltd.	5,500	34,426
SinoPac Holdings Company, Ltd.	67,000	30,202
Synnex Technology International Corp.	13,506	31,482
Taishin Financial Holdings Company, Ltd. (I)	46,568	26,380
Taiwan Cement Corp.	50,476	60,907
Taiwan Cooperative Bank	57,860	45,416
Taiwan Fertilizer Company, Ltd.	11,000	32,332
Taiwan Glass Industrial Corp.	18,285	23,098
Taiwan Mobile Company, Ltd.	29,242	68,804
Taiwan Semiconductor
Manufacturing Company, Ltd.	495,316	1,187,597
Tatung Company, Ltd. (I)	73,000	16,757
Teco Electric & Machinery Company, Ltd.	32,000	22,398
Transcend Information, Inc.	4,405	12,027
Tripod Technology Corp.	7,322	32,276
Tung Ho Steel Enterprise Corp.	12,849	14,903
U-Ming Marine Transport Corp.	9,000	19,150
Uni-President Enterprises Corp.	57,923	79,335
Unimicron Technology Corp.	15,453	26,291
United Microelectronics Corp.	202,259	105,122
Vanguard International Semiconductor Corp.	17,254	8,204
Wafer Works Corp. (I)	102	180
Walsin Lihwa Corp. (I)	25,000	13,141
Wan Hai Lines, Ltd. (I)	5,200	3,639
Wintek Corp. (I)	24,000	42,539
Wistron Corp.	28,985	45,889
WPG Holdings Company, Ltd.	18,878	31,790
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp. (I)	25,500	19,991
Young Fast Optoelectronics Company, Ltd.	2,095	15,395
Yuanta Financial Holdings Company, Ltd.	121,060	87,076
Yulon Motor Company, Ltd.	14,419	26,640
Zinwell Corp.	723	1,318

		7,204,106
Thailand - 0.42%
Advanced Info Service PLC	23,200	69,036
Bangkok Bank PCL	9,000	51,191
Bangkok Bank PCL (Foreign REG)	30,900	177,077
Bangkok Expressway PCL	4,000	2,500
Bank of Ayudhya PCL	37,100	30,562
Banpu PCL	3,400	86,237
BEC World PCL	11,019	12,296
C.P. Seven Eleven PCL	44,605	58,992
Charoen Pokphand Foods PCL	48,700	41,462
IRPC PCL	97,700	18,574
Kasikornbank PCL	8,100	34,006
Kasikornbank PCL (Foreign Shares)	39,200	170,167
Krung Thai Bank PCL	52,000	31,635
PTT Aromatics & Refining PCL	32,400	39,904
PTT Chemical PCL	9,500	46,487

199

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
PTT Exploration & Production PCL	26,100	$155,331
PTT PCL, Foreign Shares	17,900	209,509
Siam Cement PCL, Foreign Shares	8,400	105,139
Siam Commercial Bank PCL	31,748	113,367
Thai Oil PCL	13,200	36,333

		1,489,805
Turkey - 0.37%
Akbank AS	25,630	124,547
Anadolu Efes Biracilik ve Malt Sanayii AS	4,447	62,879
Arcelik AS	3,796	17,563
Asya Katilim Bankasi AS	10,118	19,731
BIM Birlesik Magazalar AS	1,594	53,624
Enka Insaat ve Sanayi AS	9,739	37,561
Eregli Demir ve Celik Fabrikalari AS (I)	13,105	35,075
Eregli Demir ve Celik Fabrikalari TAS (I)	4,504	11,318
HACI Omer Sabanci Holding AS	13,187	61,341
KOC Holdings AS	11,730	54,462
Tupras Turkiye Petrol Rafine AS	2,694	79,055
Turk Hava Yollari AS (I)	10,525	29,294
Turk Telekomunikasyon AS	15,459	77,736
Turkcell Iletisim Hizmetleri AS	19,742	117,753
Turkiye Garanti Bankasi AS	51,188	239,443
Turkiye Halk Bankasi AS	6,636	51,380
Turkiye Is Bankasi AS	40,014	128,059
Turkiye Vakiflar Bankasi Tao	17,122	42,821
Yapi ve Kredi Bankasi AS (I)	19,138	54,928

		1,298,570
Ukraine - 0.01%
Kernel Holding SA (I)	821	20,523
United Kingdom - 13.78%
3i Group PLC	24,751	118,835
Admiral Group PLC	2,851	71,130
Aggreko PLC	5,847	147,826
AMEC PLC	4,371	83,561
Anglo American PLC	26,672	1,371,387
Antofagasta PLC	8,386	182,887
ARM Holdings PLC	29,477	274,744
Associated British Foods PLC	6,240	99,389
AstraZeneca PLC (I)	28,485	1,309,595
Autonomy Corp. PLC (I)	5,327	135,952
Aviva PLC	58,650	407,324
Babcock International Group PLC	7,244	72,128
BAE Systems PLC	75,319	393,021
Balfour Beatty PLC	7,728	42,610
Barclays PLC	238,621	1,070,466
BG Group PLC	68,417	1,699,628
BHP Billiton PLC	45,123	1,788,678
BP PLC	383,843	2,795,553
British American Tobacco PLC	40,780	1,638,770
British Land Company PLC	17,879	158,689
British Sky Broadcasting Group PLC	24,933	330,023
BT Group PLC	165,022	492,926
Bunzl PLC	4,517	53,950
Burberry Group PLC	10,063	189,545
Cable & Wireless Worldwide	34,690	29,183
Cairn Energy PLC (I)	28,281	209,903
Capita Group PLC	13,887	165,675
Capital Shopping Centres Group PLC	11,282	69,359
Carnival PLC	2,878	113,356
Centrica PLC	110,437	575,993
Cobham PLC	23,239	85,934
Compass Group PLC	40,796	367,185
Diageo PLC	52,236	994,175

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Eurasian Natural Resources Corp.	3,511	$52,720
FirstGroup PLC	5,862	30,694
Fresnillo PLC	2,849	70,666
G4S PLC	22,271	91,252
GlaxoSmithKline PLC	106,240	2,027,266
Hammerson PLC	16,512	118,533
Home Retail Group PLC	12,392	38,387
HSBC Holdings PLC	357,398	3,675,218
ICAP PLC	5,709	48,364
Imperial Tobacco Group PLC (L)	20,579	636,651
Inmarsat PLC	7,073	68,552
Intercontinental Hotels Group PLC	6,529	134,000
International Consolidated
Airlines Group SA (I)	5,342	19,642
International Consolidated Airlines
Group SA - DI (I)	3,159	11,500
International Power PLC	33,920	167,585
Intertek Group PLC	3,224	105,307
Invensys PLC	9,591	53,202
Investec PLC	9,770	74,887
ITV PLC (I)	83,028	103,133
J Sainsbury PLC	20,467	110,053
Johnson Matthey PLC	3,753	111,957
Kazakhmys PLC	3,789	84,932
Kingfisher PLC	53,537	211,060
Ladbrokes PLC	5	11
Land Securities Group PLC	17,414	205,121
Legal & General Group PLC	130,226	241,092
Lloyds Banking Group PLC (I)	840,748	783,793
London Stock Exchange Group PLC	2,995	40,063
Lonmin PLC, ADR	2,812	76,748
Man Group PLC	38,396	151,740
Marks & Spencer Group PLC	34,845	188,158
National Grid PLC	72,369	691,259
Next PLC	3,410	108,312
Old Mutual PLC	114,848	250,575
Pearson PLC (I)	17,145	303,747
Petrofac, Ltd.	3,790	90,627
Pharmstandard (I)	1,320	36,894
PIK Group, GDR (I)	11,522	51,784
Prudential PLC	51,441	583,269
Randgold Resources, Ltd. (I)	1,888	152,736
Reckitt Benckiser Group PLC	12,462	640,053
Reed Elsevier PLC	25,293	219,034
Resolution, Ltd.	29,354	139,501
Rexam PLC	12,743	74,235
Rio Tinto PLC	29,277	2,065,727
Rolls-Royce Group PLC (I)	39,481	392,046
Royal Bank of Scotland Group PLC (I)	351,443	230,407
Royal Dutch Shell PLC	73,215	2,656,138
Royal Dutch Shell PLC, B Shares	55,131	2,000,712
RSA Insurance Group PLC	70,521	148,751
SABMiller PLC	20,210	716,184
Sage Group PLC	23,422	104,615
Schroders PLC	2,473	68,913
Scottish & Southern Energy PLC	20,007	404,721
Segro PLC	10,521	54,336
Serco Group PLC	12,340	110,564
Severn Trent PLC	4,202	98,598
Smith & Nephew PLC	18,531	208,883
Smiths Group PLC	8,768	182,646
Standard Chartered PLC	48,630	1,261,417
Standard Life PLC	52,476	174,116
Tesco PLC	162,232	991,115
The Weir Group PLC	4,239	117,719

200

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Thomas Cook Group PLC	15,846	$43,331
TUI Travel PLC	6,822	24,839
Tullow Oil PLC	19,022	442,372
Unilever PLC	27,017	823,948
United Utilities Group PLC	15,485	147,088
Vedanta Resources PLC	2,522	96,191
Vodafone Group PLC	1,056,492	2,991,364
Whitbread PLC	2,788	73,881
William Morrison Supermarket PLC	44,313	196,200
Wolseley PLC	5,750	193,875
WPP PLC	26,510	326,888
Xstrata PLC	42,891	1,001,468

		48,962,746

TOTAL COMMON STOCKS (Cost $250,635,281)		$330,745,590

PREFERRED SECURITIES - 2.37%
Brazil - 2.00%
AES Tiete SA	2,400	36,456
Banco Bradesco SA	42,218	862,383
Banco do Estado do Rio Grande do Sul SA	3,894	47,940
Bradespar SA	5,800	152,047
Brasil Telecom SA	4,873	43,458
Braskem SA, A Shares	3,700	49,042
Centrais Eletricas Brasileiras SA (I)	4,400	82,521
Cia Paranaense de Energia	2,000	54,451
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (I)	2,021	83,085
Companhia de Bebidas das Americas	15,865	441,653
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	32,206
Companhia Energetica de Minas Gerais	5,494	104,957
Companhia Energetica de Sao Paulo	3,949	75,224
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	47,208
Fertilizantes Fosfatados SA	1,400	13,583
Gerdau SA	13,800	170,656
Gol Linhas Aereas Inteligentes SA	2,400	32,105
Investimentos Itau SA	50,940	399,370
Itau Unibanco Holding SA	45,131	1,075,305
Klabin SA	14,000	56,595
Lojas Americanas SA	7,300	60,809
Metalurgica Gerdau SA	7,000	104,444
Petroleo Brasileiro SA	73,452	1,282,649
Suzano Papel e Celulose SA	3,875	35,720
Tam SA	2,460	47,463
Tele Norte Leste Participacoes SA	5,500	94,662
Telemar Norte Leste SA	200	6,793
Tim Participacoes SA	12,229	52,507
Usinas Siderurgicas de Minas Gerais SA	9,850	119,154
Vale SA	44,068	1,279,137
Vivo Participacoes SA	4,141	163,849

		7,107,432
Germany - 0.27%
Bayerische Motoren Werke AG	607	34,419
Henkel AG & Company KGaA	3,741	231,643
Porsche Automobil Holding SE	1,683	110,493
RWE AG	726	44,176
Volkswagen AG	3,429	557,421

		978,152
South Korea - 0.10%
Hyundai Motor Company, Ltd.	660	39,665
Hyundai Motor Company, Ltd. -2nd Preferred	660	42,799
LG Electronics, Inc.	220	7,794

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	440	$251,311

		341,569

TOTAL PREFERRED SECURITIES (Cost $5,582,833)		$8,427,153

RIGHTS - 0.01%
B2W Cia Global Do Varejo (Expiration Date:
04/26/2011, Strike Price: BRL 21.62) (I)	793	$544
Porsche Automobil Holding SE (Expiration
Date: 04/12/2011, Strike Price:
EUR 38.00) (I)	1,683	14,590
TeliaSonera AB (Expiration Date: 03/25/11,
Strike Price: SEK 62.00) (I)	10,000	665

TOTAL RIGHTS (Cost $15,022)		$15,799

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	1,665
Kinross Gold Corp. (Expiration Date: 9/17/14,
Strike Price: $21.30) (I)	605	1,685
UBI Banca SCPA (Expiration Date: 6/30/11,
Strike Price: EUR 12.30) (I)	75,551	96

TOTAL WARRANTS (Cost $2,883)		$3,446

SECURITIES LENDING COLLATERAL - 2.63%
John Hancock Collateral
Investment Trust, 0.2867%	934,932	9,355,771

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,355,893)		$9,355,771

SHORT-TERM INVESTMENTS - 1.22%
Money Market Funds* - 1.22%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.130%	$4,346,135	$4,346,135

TOTAL SHORT-TERM INVESTMENTS (Cost $4,346,135)		$4,346,135

Total Investments (International Equity Index Trust A)
(Cost $269,938,047) - 99.33%		$352,893,894
Other assets and liabilities, net - 0.67%		2,380,813

TOTAL NET ASSETS - 100.00%		$355,274,707

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.17%
Australia - 5.69%
AGL Energy, Ltd.	9,234	$136,600
Alumina, Ltd.	60,159	153,217
Amcor, Ltd.	27,714	202,234
AMP, Ltd.	68,166	382,496
Asciano Group	66,972	120,461
Australia & New Zealand Banking Group, Ltd.	54,543	1,342,041
Australian Stock Exchange, Ltd.	3,001	106,802
Bendigo and Adelaide Bank, Ltd.	8,248	81,306
BHP Billiton, Ltd.	71,177	3,411,340
Billabong International, Ltd.	4,392	34,265
BlueScope Steel, Ltd.	38,977	79,494
Boral, Ltd.	14,313	73,946
Brambles, Ltd.	30,546	223,532

201

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Caltex Australia, Ltd.	2,363	$38,099
CFS Gandel Retail Trust	56,851	108,156
Coca-Cola Amatil, Ltd.	10,321	125,284
Cochlear, Ltd.	902	77,431
Commonwealth Bank of Australia	33,177	1,798,405
Computershare, Ltd.	7,493	71,784
Crown, Ltd.	6,963	58,630
CSL, Ltd.	11,614	429,085
CSR, Ltd.	4,995	16,931
Dart Energy, Ltd. (I)	6,841	6,174
Dexus Property Group	69,515	61,136
Duluxgroup, Ltd.	9,493	26,596
Fortescue Metals Group, Ltd.	27,667	182,813
Foster’s Group, Ltd.	41,058	242,759
General Property Trust, Ltd.	44,415	144,255
Goodman Fielder, Ltd.	13,916	17,697
Goodman Group	151,248	107,145
Harvey Norman Holding, Ltd.	6,970	21,609
Incitec Pivot, Ltd.	32,945	147,271
James Hardie Industries, Ltd. (I)	8,535	53,742
John Fairfax Holdings, Ltd. (L)	28,706	38,282
Leighton Holdings, Ltd. (L)	3,553	108,259
Lend Lease Corp.	11,730	109,900
MacArthur Coal, Ltd.	2,890	34,644
Macquarie Airports, Ltd.	7,889	24,794
Macquarie Group, Ltd.	7,872	297,588
Metcash, Ltd.	10,625	45,705
Mirvac Group, Ltd.	65,898	84,866
National Australia Bank, Ltd.	45,305	1,211,834
Newcrest Mining, Ltd.	11,382	470,264
NRMA Insurance Group, Ltd.	47,431	176,071
Nufarm, Ltd. (I)	553	2,967
OneSteel, Ltd.	32,986	83,103
Orica, Ltd.	7,710	210,099
Origin Energy, Ltd.	22,221	371,060
Oxiana, Ltd.	49,661	81,780
Paladin Resources, Ltd. (I)(L)	13,414	50,127
Qantas Airways, Ltd. (I)	28,030	63,116
QBE Insurance Group, Ltd.	23,440	427,935
QR National, Ltd. (I)	33,629	116,649
Rio Tinto, Ltd.	9,285	812,507
Santos, Ltd.	17,784	284,679
Sims Group, Ltd.	2,386	43,146
Sonic Healthcare, Ltd.	6,727	83,323
Stockland	54,372	208,676
Suncorp-Metway, Ltd.	28,512	249,564
TABCORP Holdings, Ltd.	16,416	127,099
Tattersall’s, Ltd.	19,899	48,110
Telstra Corp., Ltd.	92,302	269,062
Toll Holdings, Ltd.	14,294	87,595
Transurban Group, Ltd.	24,718	137,405
Wesfarmers, Ltd.	21,939	720,218
Wesfarmers, Ltd.	3,668	121,905
Westfield Group	43,897	423,748
Westfield Retail Trust	43,897	118,892
Westpac Banking Corp.	63,665	1,600,372
Woodside Petroleum, Ltd.	12,595	609,099
Woolworths, Ltd.	25,697	714,105
WorleyParsons, Ltd.	4,072	130,354

		20,881,638
Austria - 0.24%
Erste Group Bank AG	3,923	197,992
Immoeast AG (I)	9,682	0
Immofinanz AG (I)(L)	14,523	65,585

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Oesterreichische Elektrizitaets AG, Class A	2,067	$91,789
OMV AG	3,353	151,473
Raiffeisen International Bank Holding AG	1,162	64,500
Telekom Austria AG	8,595	125,831
Voestalpine AG	3,174	149,051
Wiener Staedtische Allgemeine
Versicherung AG	771	44,037

		890,258
Belgium - 0.65%
Ageas	50,631	144,206
Ageas, VVPR (I)	24,938	71
Anheuser-Busch InBev NV	15,851	904,170
Bekaert SA (I)	749	85,474
Belgacom SA	3,375	130,842
Colruyt SA	1,515	79,819
Compagnie Nationale A Portefeuille, ADR (I)	640	44,118
Delhaize Group SA	2,427	197,692
Dexia SA (I)	12,020	46,841
Groupe Bruxelles Lambert SA	1,968	183,955
KBC Bancassurance Holding NV	3,626	136,404
Mobistar SA	890	61,753
Solvay SA	1,200	142,146
UCB SA	2,618	99,488
Umicore	2,468	122,565

		2,379,544
Bermuda - 0.06%
Seadrill, Ltd.	6,250	225,871
Brazil - 1.64%
All America Latina Logistica SA	7,500	61,556
B2W Companhia Global Do Varejo	779	10,664
Banco do Brasil SA	13,113	237,338
Banco Santander Brasil SA	12,894	156,372
BM&F Bovespa SA	43,476	315,555
BR Malls Participacoes SA	6,110	63,620
Brasil Telecom SA	808	8,740
Brasil Telecom SA - New York Exchange	588	15,882
Brasil Telecom SA, SADR	333	3,576
Braskem SA	1,584	42,657
Centrais Eletricas Brasileiras SA (I)	6,700	101,240
Centrais Eletricas Brasileiras SA, ADR	1,429	27,637
Centrais Eletricas Brasileiras SA, SADR	2,381	36,929
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	26,332
Cia de Concessoes Rodoviarias, ADR	2,100	60,968
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	57,287
Cielo SA	14,117	119,670
Companhia Siderurgica Nacional SA	16,100	263,099
Cosan SA Industria e Comercio	3,511	54,622
CPFL Energia SA	2,200	62,511
Cyrela Brazil Realty SA	4,000	37,926
Diagnosticos da America SA	4,400	56,595
EDP - Energias do Brasil SA	2,900	70,517
Embraer SA, ADR	1,026	34,576
Empresa Brasileira de Aeronautica SA	10,800	89,303
Fibria Celulose SA	3,172	51,194
Fibria Celulose SA, SADR	1,562	25,648
Gafisa SA	5,274	33,337
Hypermarcas SA	3,108	41,119
JBS SA	15,473	55,537
Localiza Rent A Car SA	2,811	45,110
Lojas Renner SA (I)	2,800	90,707

202

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Marfrig Frigorificos e Comercio
de Alimentos SA	4,457	$39,830
MRV Engenharia e Participacoes SA	6,501	52,003
Natura Cosmeticos SA	2,300	64,803
OGX Petroleo e Gas Participacoes SA (I)	30,000	361,069
PDG Realty SA Empreendimentos
e Participacoes	12,764	71,613
Perdigao SA	15,120	285,517
Petroleo Brasileiro SA	53,929	1,077,490
Porto Seguro SA	4,419	74,703
Redecard SA	7,084	104,352
Rossi Residencial SA (I)	3,875	32,303
Souza Cruz SA	7,000	72,888
Tam SA	65	1,208
Tele Norte Leste Participacoes SA	2,500	57,116
Tele Norte Leste Participacoes SA, ADR	2,994	52,485
Tractebel Energia SA	6,200	104,811
Ultrapar Participacoes SA	6,000	99,335
Usinas Siderurgicas de Minas Gerais SA	4,400	75,460
Usinas Siderurgicas de Minas
Gerais SA, SADR	800	9,960
Vale Fertilizantes SA	28,900	944,363
Vivo Participacoes SA, ADR	322	13,002
Weg SA	4,600	60,576

		6,012,711
Canada - 8.04%
Agnico-Eagle Mines, Ltd.	3,613	240,183
Agrium, Inc.	3,461	319,611
Alimentation Couche Tard, Inc.	2,200	57,842
ARC Resources, Ltd.	2,700	73,383
Athabasca Oil Sands Corp. (I)	5,400	93,797
Bank of Montreal (L)	12,209	793,113
Bank of Nova Scotia	22,048	1,352,899
Barrick Gold Corp.	21,130	1,098,237
Baytex Energy Corp.	2,200	128,642
BCE, Inc.	5,273	191,558
Bombardier, Inc.	31,938	234,882
Bonavista Energy Corp.	1,500	46,416
Brookfield Asset Management, Inc.	10,851	352,671
Brookfield Properties Corp.	5,034	89,101
CAE, Inc. (L)	5,716	75,938
Cameco Corp.	8,666	260,650
Canadian Imperial Bank of Commerce	8,330	718,296
Canadian National Railway Company	10,098	761,907
Canadian Natural Resources, Ltd.	23,344	1,154,318
Canadian Oil Sands, Ltd.	5,700	192,077
Canadian Pacific Railway, Ltd.	3,774	242,595
Canadian Tire Corp., Ltd.	1,554	103,146
Canadian Utilities, Ltd.	2,100	114,693
Cenovus Energy, Inc.	16,464	650,409
CGI Group, Inc. (I)	4,976	104,345
Chorus Aviation, Inc.	481	2,669
CI Financial Corp.	4,133	98,263
Crescent Point Energy Corp.	3,900	189,268
Eldorado Gold Corp.	11,500	187,535
Empire Company, Ltd.	800	44,130
Enbridge, Inc.	7,876	482,715
Encana Corp.	15,864	548,654
Enerplus Corp.	4,100	129,872
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	359	135,713
Finning International, Inc.	4,338	128,149
First Quantum Minerals, Ltd.	1,600	206,985
Fortis, Inc.	3,500	119,567

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Franco-Nevada Corp.	2,200	$80,761
George Weston, Ltd.	1,036	70,591
Gildan Activewear, Inc.	2,200	72,206
Goldcorp, Inc.	15,756	785,606
Great-West Lifeco, Inc. (L)	5,976	165,812
Husky Energy, Inc.	6,052	183,901
IAMGOLD Corp.	8,000	176,338
IGM Financial, Inc.	2,896	147,294
Imperial Oil, Ltd. (L)	6,303	322,074
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	86,189
Inmet Mining Corp.	1,200	84,353
Intact Financial Corp.	2,100	108,845
Ivanhoe Mines, Ltd. (I)	5,865	160,856
Kinross Gold Corp.	24,969	393,529
Loblaw Companies, Ltd.	2,737	109,678
Magna International, Inc.	4,486	215,069
Manulife Financial Corp. (O)	37,724	668,487
Metro, Inc.	2,400	114,368
National Bank of Canada (L)	3,468	281,840
Nexen, Inc.	10,364	258,378
Niko Resources, Ltd.	900	86,333
Nordion, Inc.	1,600	18,880
Onex Corp.	2,532	88,770
Open Text Corp. (I)	1,300	80,776
Osisko Mining Corp. (I)	6,800	97,914
Pace Oil And Gas, Ltd. (I)	745	7,208
Pacific Rubiales Energy Corp.	5,600	155,379
Pan American Silver Corp.	2,100	78,000
Pengrowth Energy Trust	6,300	87,141
Penn West Petroleum, Ltd. (L)	8,913	247,486
PetroBakken Energy, Ltd., Class A	2,200	41,663
Petrobank Energy & Resources, Ltd. (I)	2,000	42,269
Potash Corp. of Saskatchewan, Inc.	19,233	1,134,539
Power Corp. of Canada (L)	7,617	225,721
Power Financial Corp. (L)	5,322	172,313
Progress Energy Resources Corp.	5,100	73,436
QLT, Inc. (I)	230	1,587
Research In Motion, Ltd. (I)	10,000	565,549
RioCan Real Estate Investment Trust	2,900	76,157
Ritchie Bros. Auctioneers, Inc. (L)	2,600	73,347
Rogers Communications, Inc., Class B (L)	9,142	332,299
Royal Bank of Canada	30,176	1,867,208
Saputo, Inc.	3,100	139,924
Shaw Communications, Inc., Class B	7,402	156,057
Sherritt International Corp.	6,300	51,726
Shoppers Drug Mart Corp.	4,556	187,315
Silver Wheaton Corp.	7,100	308,460
SNC-Lavalin Group, Inc.	3,213	183,070
Sun Life Financial, Inc.	12,552	394,491
Suncor Energy, Inc.	33,573	1,505,677
Talisman Energy, Inc.	21,826	539,628
Teck Resources, Ltd.	12,314	652,725
TELUS Corp.	3,244	157,599
Telus Corp.	1,000	51,129
The Toronto-Dominion Bank	18,700	1,654,936
Thomson Corp.	8,011	314,408
Tim Hortons, Inc.	3,600	163,272
TMX Group, Inc.	1,924	77,039
Trans-Canada Corp. (L)	15,150	614,282
TransAlta Corp.	4,921	103,750
Valeant Pharmaceuticals International, Inc.	2,750	137,287
Vermilion Energy, Inc.	900	46,908
Viterra, Inc.	5,600	67,928
Yamana Gold, Inc.	16,938	209,301

203

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Yellow Media, Inc.	7,800	$44,330

		29,525,621
Cayman Islands - 0.08%
China Dongxiang Group Company	87,500	27,639
ENN Energy Holdings, Ltd.	18,000	55,895
Sands China, Ltd. (I)	46,400	103,275
Wynn Macau, Ltd.	34,843	97,156

		283,965
Chile - 0.34%
Banco Santander Chile SA, ADR (L)	2,849	247,151
Centros Comerciales Sudamericanos SA (S)	3,301	353,937
Cia Cervecerias Unidas SA, ADR	1,234	72,929
CorpBanca SA, SADR (L)	2,999	67,148
Empresa Nacional de
Electricidad SA, ADR (L)	2,350	130,707
Enersis SA, SADR	5,590	116,384
Lan Airlines SA, SADR (L)	5,140	131,533
Sociedad Quimica y Minera de
Chile SA, ADR (L)	1,829	101,071
Vina Concha Y Toro SA, ADR (L)	808	37,960

		1,258,820
China - 2.72%
Agile Property Holdings, Ltd.	30,789	48,440
Air China, Ltd.	128,534	118,672
Aluminum Corp. of China, Ltd.	81,220	77,315
Angang Steel Company, Ltd., Class H	51,547	70,218
Anhui Conch Cement Company, Ltd.	17,860	112,353
Bank of China, Ltd., Class H	1,522,487	846,205
Bank of Communications
Company, Ltd., Class H	141,589	155,715
Beijing Capital International Airport
Company, Ltd., Class H	74,789	39,194
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	53,010
BYD Company, Ltd., Class H (I)	10,705	41,004
China BlueChemical, Ltd.	70,000	57,319
China Citic Bank Corp, Ltd.	127,000	92,562
China Coal Energy Company, Series H	91,000	123,780
China Communications
Construction Company, Ltd.	90,800	86,991
China Communications
Services Corp., Ltd., Class H	72,000	43,908
China Construction Bank Corp.	1,164,568	1,091,027
China COSCO Holdings Company, Ltd. (I)	50,796	51,926
China Life Insurance Company, Ltd.	180,624	676,632
China Merchants Bank Company, Ltd.	80,691	223,119
China National Building
Material Company, Ltd.	24,000	87,854
China Oilfield Services, Ltd.	70,000	158,867
China Petroleum & Chemical Corp.	377,970	380,479
China Railway Construction Corp.	71,500	74,539
China Railway Group, Ltd.	75,000	48,234
China Shenhua Energy Company, Ltd.	80,000	376,711
China Shipping Container
Lines Company, Ltd. (I)	202,473	80,858
China Shipping Development Company, Ltd.	56,432	63,871
China Telecom Corp., Ltd.	301,604	184,424
China Unicom, Ltd. (I)	129,432	215,240
China Yurun Food Group, Ltd.	35,000	118,081
Country Garden Holdings Company	122,319	53,739
Dongfang Electric Corp. Ltd.	20,000	68,462
Dongfeng Motor Group Company, Ltd.	51,220	87,730
Foxconn International Holdings, Ltd. (I)	49,000	29,372

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Golden Eagle Retail Group, Ltd.	15,000	$32,453
Guangdong Investment, Ltd.	115,220	58,128
Guangzhou Automobile Group Company, Ltd.	43,819	53,520
Guangzhou R&F Properties
Company, Ltd., Class H	18,800	28,016
Huaneng Power International, Inc., Class H	125,436	73,305
Industrial & Commercial Bank of China, Ltd.	1,053,778	873,835
Jiangsu Expressway, Ltd.	49,145	55,495
Jiangxi Copper Company, Ltd., Class H	24,075	80,162
Lenovo Group, Ltd.	81,436	46,679
Maanshan Iron & Steel Company, Ltd. (I)	94,075	50,809
PetroChina Company, Ltd., Class H	512,261	783,478
PICC Property & Casualty
Company, Ltd., Class H (I)	111,220	135,126
Ping An Insurance Group Company
of China, Ltd.	28,145	284,900
Shanghai Electric Group Company, Ltd.	146,864	73,861
Shimao Property Holdings, Ltd., GDR	30,500	43,121
Shui On Land, Ltd.	107,833	49,829
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	127,934	60,239
Tencent Holdings, Ltd.	20,000	485,948
Tingyi (Cayman Islands) Holding Corp.	32,000	78,624
Tsingtao Brewery Company, Ltd., Series H	14,000	66,839
Want Want China Holdings, Ltd.	79,000	61,827
Weichai Power Compnay, Ltd.	20,400	123,954
Yanzhou Coal Mining Company, Ltd., Class H	35,990	129,927
Zhejiang Expressway Company, Ltd., Class H	67,718	61,823
Zijin Mining Group, Ltd.	82,411	65,711
ZTE Corp., Class H	21,489	100,389

		9,995,849
Colombia - 0.21%
BanColombia SA ADR	11,327	709,750
Petrominerales, Ltd.	1,228	46,536

		756,286
Czech Republic - 0.09%
CEZ AS	3,639	185,941
Komercni Banka AS	322	81,263
Telefonica O2 Czech Republic AS	2,389	55,891

		323,095
Denmark - 0.75%
A P Moller Maersk A/S	15	137,848
A P Moller Maersk A/S, Series A (L)	25	235,151
Carlsberg A/S	2,648	285,176
Coloplast A/S	441	63,822
Danske Bank A/S (I)	10,302	228,138
Danske Bank A/S - New Shares (I)	3,434	76,693
DSV A/S, ADR	5,570	137,520
Novo Nordisk A/S	8,910	1,116,793
Novozymes A/S, B Shares	1,186	181,222
TrygVesta A/S	800	47,047
Vestas Wind Systems A/S (I)	4,989	216,501
William Demant Holdings A/S (I)	418	36,152

		2,762,063
Egypt - 0.08%
Commercial International Bank	13,058	72,214
Egypt Kuwait Holding Company	15,787	21,618
Egyptian Company for Mobile Services	919	24,665
Egyptian Financial Group-Hermes Holding	4,582	16,884
EL EZZ Aldekhela Steel Alexandria	72	7,962
EL EZZ Steel Company (I)	2,373	4,380
ElSwedy Cables Holding Co. (I)	2,449	16,337

204

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Orascom Construction Industries	1,751	$71,357
Orascom Telecom Holding SAE (I)	48,717	36,190
Telecom Egypt	8,967	26,179

		297,786
Finland - 0.74%
Elisa OYJ, Class A (L)	2,753	60,596
Fortum OYJ (L)	9,706	330,107
Kesko OYJ	1,931	90,393
Kone OYJ	3,300	189,900
Metra OYJ	3,462	135,143
Metso OYJ (L)	2,773	149,092
Neste Oil OYJ (L)	3,830	78,936
Nokia OYJ	79,356	675,239
Nokian Renkaat OYJ	2,210	94,120
Orion OYJ, Series B (L)	2,762	66,993
Outokumpu OYJ	2,213	38,303
Pohjola Bank OYJ (L)	2,640	35,996
Rautaruukki OYJ (L)	2,619	62,779
Sampo OYJ	9,048	288,710
Sanoma OYJ	1,560	35,337
Stora Enso OYJ, Series R	12,353	147,139
UPM-Kymmene OYJ	11,020	233,053

		2,711,836
France - 6.36%
Accor SA	3,317	148,931
Aeroports de Paris	664	61,167
Air France KLM (I)	1,926	32,042
Air Liquide SA	6,027	801,950
Alcatel-Lucent (I)	48,795	281,508
Alstom SA	4,396	260,020
Atos Origin SA (I)	816	47,898
AXA SA	36,122	755,226
BNP Paribas	19,974	1,461,639
Bouygues SA	4,806	230,768
Bureau Veritas SA	600	47,176
Cap Gemini SA	2,901	168,655
Carrefour SA (I)	12,737	564,555
Casino Guichard Perrachon SA	1,109	104,954
Christian Dior SA	1,360	191,479
Cie de Saint-Gobain	8,565	524,411
Cie Generale de Geophysique-Veritas (I)	3,169	114,545
CNP Assurances SA	2,808	59,625
Compagnie Generale des Etablissements
Michelin, Class B	3,887	328,466
Credit Agricole SA	20,001	328,428
Danone SA	12,270	801,471
Dassault Systemes SA	1,217	93,629
Edenred (I)	3,317	100,049
EDF SA	5,131	212,667
Eiffage SA	762	45,832
Eramet	71	26,232
Essilor International SA	4,395	326,585
Eurazeo	258	20,182
European Aeronautic Defence &
Space Company (I)	8,694	253,391
Eutelsat Communications	1,618	64,618
Fonciere Des Regions	530	56,488
France Telecom SA	39,030	875,521
GDF Suez	26,188	1,068,530
Gecina SA	188	25,937
Groupe Eurotunnel SA	10,681	113,646
ICADE	337	41,573
Iliad SA	282	33,812

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Imerys SA	560	$41,114
JC Decaux SA (I)	827	27,805
Klepierre SA	2,210	89,716
L’Oreal SA	5,039	586,895
Lafarge SA	4,250	265,057
Lagardere S.C.A (I)	2,403	102,743
Legrand SA, ADR	2,610	108,541
LVMH Moet Hennessy Louis Vuitton SA	5,153	815,551
M6-Metropole Television	1,073	28,035
Natixis (I)	13,752	77,906
Neopost SA	682	59,723
PagesJaunes Groupe SA (L)	1,671	16,758
Pernod-Ricard SA	4,181	390,982
Peugeot SA (I)	3,000	118,736
PPR	1,611	246,902
Publicis Groupe SA	2,591	145,261
Renault SA (I)	3,943	217,985
Safran SA	3,379	119,618
Sanofi-Aventis SA	22,097	1,551,911
Schneider Electric SA	5,162	882,311
SCOR SE	3,766	102,533
Societe BIC SA	433	38,475
Societe Generale	13,498	877,676
Societe Television Francaise	2,128	39,069
Sodexho Alliance	1,964	143,342
STMicroelectronics NV	14,150	175,371
Suez Environnement SA	5,606	115,976
Technip SA	2,156	230,301
Thales SA	1,824	72,838
Total SA	44,565	2,712,964
Unibail-Rodamco SE	1,992	431,629
Valeo SA (I)	140	8,160
Vallourec SA	2,423	271,977
Veolia Environnement SA	7,379	229,457
Vinci SA	9,322	582,389
Vivendi SA	26,206	747,971

		23,347,284
Germany - 5.34%
Adidas AG (I)	4,549	287,296
Allianz SE	9,620	1,349,772
BASF SE	19,466	1,687,750
Bayer AG	17,523	1,356,906
Bayerische Motoren Werke (BMW) AG	7,237	604,167
Beiersdorf AG	2,228	136,004
Celesio AG (I)	1,332	32,750
Commerzbank AG (I)(L)	15,780	122,977
Continental AG (I)	1,119	101,101
Daimler AG (L)	19,126	1,349,701
Deutsche Bank AG	19,700	1,158,387
Deutsche Boerse AG	4,240	321,728
Deutsche Lufthansa AG	5,098	108,081
Deutsche Post AG (I)	18,841	340,050
Deutsche Telekom AG (I)	61,898	956,419
E.ON AG	38,168	1,166,217
Fraport AG, ADR	836	61,287
Fresenius AG	2,276	210,588
Fresenius Medical Care AG	4,175	280,315
GEA Group AG	3,548	116,825
Hannover Rueckversicherung AG	1,110	60,587
HeidelbergCement AG	2,974	207,737
Henkel AG & Company, KGaA (L)	2,707	141,465
Hochtief AG	973	104,752
Infineon Technologies AG	22,698	232,673
K&S AG	3,196	241,265

205

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Lanxess AG	1,672	$125,071
Linde AG (I)	3,760	593,878
MAN AG (I)	2,251	280,611
Merck KGAA (L)	1,390	125,423
Metro AG	2,895	197,926
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	4,196	659,829
Puma AG	78	22,911
Qiagen AG (I)	5,180	103,436
RWE AG	9,137	584,131
Salzgitter AG	1,027	81,104
SAP AG	18,747	1,150,172
Siemens AG	17,438	2,388,713
Suedzucker AG	1,367	38,105
ThyssenKrupp AG	7,213	295,687
TUI AG (I)	2,454	29,342
United Internet AG	1,746	31,378
Volkswagen AG	554	84,973
Wacker Chemie AG	348	78,271

		19,607,761
Greece - 0.18%
Alpha Bank A.E. (I)	12,938	83,610
Bank of Cyprus PCL	16,142	58,648
Coca-Cola Hellenic Bottling Company SA	3,310	88,810
EFG Eurobank Ergasias SA (I)	6,561	40,852
Hellenic Telecommunications Organization SA	5,650	63,052
National Bank of Greece SA (I)	17,362	154,330
OPAP SA	4,860	103,956
Public Power Corp. SA	4,490	78,177

		671,435
Hong Kong - 2.79%
Alibaba.com, Ltd.	48,600	83,249
ASM Pacific Technology, Ltd.	4,414	55,419
Bank of East Asia, Ltd.	29,932	127,436
Beijing Enterprises Holdings, Ltd.	15,286	87,576
Belle International Holdings, Ltd.	89,978	165,878
BOC Hong Kong Holdings, Ltd.	75,328	245,304
Cathay Pacific Airways, Ltd.	27,782	66,388
Chaoda Modern Agriculture Holdings, Ltd.	88,940	55,481
Cheung Kong Holdings, Ltd.	27,849	453,593
Cheung Kong Infrastructure Holdings, Ltd.	9,772	46,262
China Agri-Industries Holdings, Ltd.	67,216	75,565
China Everbright, Ltd.	34,216	76,581
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	59,358
China Mengniu Dairy Company, Ltd.	20,502	54,351
China Merchants Holdings
International Company, Ltd.	22,138	93,392
China Mobile, Ltd.	128,530	1,187,394
China Overseas Land & Investment, Ltd.	89,522	183,786
China Resource Power Holdings, Ltd.	31,667	61,170
China Resources Enterprises, Ltd.	23,145	94,671
China Resources Land, Ltd.	46,789	87,551
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	100,247
China Travel International Investment
Hong Kong, Ltd. (I)	176,291	36,862
Citic Pacific, Ltd.	19,967	55,330
CLP Holdings, Ltd.	39,289	318,729
CNOOC, Ltd.	380,274	963,539
COSCO Pacific, Ltd.	53,801	101,705
Esprit Holdings, Ltd.	23,903	109,255
Fosun International	92,000	70,539

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
GOME Electrical
Appliances Holdings, Ltd. (I)	210,384	$73,695
Hang Lung Group, Ltd.	16,000	99,968
Hang Lung Properties, Ltd.	42,326	185,027
Hang Seng Bank, Ltd.	15,519	250,589
Henderson Land Development Company, Ltd.	24,042	166,548
Hengan International Group Company, Ltd.	12,000	88,910
Hong Kong & China Gas Company, Ltd.	87,168	208,867
Hong Kong Electric Holdings, Ltd.	28,082	187,135
Hong Kong Exchanges & Clearing, Ltd.	21,430	464,580
Hopewell Holdings, Ltd.	9,362	27,982
Huabao International Holdings, Ltd.	45,000	69,489
Hutchison Whampoa, Ltd.	43,377	512,580
Hysan Development Company, Ltd.	14,982	61,731
Kerry Properties, Ltd.	16,438	82,664
Kingboard Chemical Holdings, Ltd.	7,772	40,837
Kunlun Energy Company, Ltd. (I)	40,000	63,668
Li & Fung, Ltd.	45,971	236,223
Li Ning Company, Ltd.	31,751	53,606
Lifestyle International Holdings, Ltd.	8,500	20,410
MTR Corp., Ltd.	33,174	122,252
New World Development Company, Ltd.	58,523	103,339
Nine Dragons Paper Holdings, Ltd.	37,000	44,306
Noble Group, Ltd.	50,017	84,745
NWS Holdings, Ltd.	28,561	43,612
Orient Overseas International, Ltd.	3,562	37,277
Parkson Retail Group, Ltd.	42,500	58,345
PCCW, Ltd.	89,000	36,996
Poly Hong Kong Investment, Ltd.	35,000	33,036
Shandong Weigao Group Medical
Polymer Company, Ltd.	24,000	68,447
Shanghai Industrial Holdings, Ltd.	19,930	76,464
Shangri-La Asia, Ltd.	32,820	83,691
Sino Land Company, Ltd.	33,235	59,319
Sino-Forest Corp. (I)	4,100	106,993
Sino-Ocean Land Holdings, Ltd.	65,027	40,496
Sinofert Holdings, Ltd. (I)	82,000	35,525
Soho China, Ltd.	74,000	63,521
Sun Hung Kai Properties, Ltd.	28,839	455,849
Swire Pacific, Ltd.	15,663	230,051
The Link REIT	43,684	137,105
Wharf Holdings, Ltd.	27,876	192,970
Wheelock and Company, Ltd.	18,000	67,630
Wing Hang Bank, Ltd.	2,096	24,824
Yue Yuen Industrial Holdings, Ltd.	12,067	38,257

		10,256,170
Hungary - 0.10%
Magyar Telekom Telecommunications PLC	16,414	51,588
MOL Magyar Olaj & Gazipari (I)	799	102,015
OTP Bank PLC (I)(L)	5,811	172,057
Richter Gedeon	257	53,389

		379,049
India - 1.76%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	153,042
HDFC Bank, Ltd., ADR	2,245	381,515
ICICI Bank, Ltd., SADR	16,741	834,204
Infosys Technologies, Ltd., ADR (L)	23,322	1,672,187
Larsen & Toubro, Ltd., GDR (S)	2,684	99,422
Mahindra & Mahindra, Ltd.	6,560	104,501
Ranbaxy Laboratories, Ltd., ADR	5,719	57,991
Reliance Capital, Ltd. (L)(S)	2,081	27,212
Reliance Communication, Ltd., GDR (S)	44,836	108,230
Reliance Industries, Ltd., GDR (L)	45,980	2,180,372

206

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Infrastructure, Ltd., GDR (S)	1,080	$50,128
Satyam Computer Services, Ltd., ADR (I)	15,376	46,436
State Bank of India, GDR	1,201	154,929
Tata Motors, Ltd., SADR	9,630	267,618
Ultratech Cement, Ltd., GDR	376	19,080
Wipro, Ltd., ADR (L)	21,460	314,389

		6,471,256
Indonesia - 0.53%
Adaro Energy Tbk PT	185,500	46,615
Aneka Tambang Tbk PT	104,625	27,580
Astra Agro Lestari Tbk PT	12,658	32,943
Astra International Tbk PT	41,483	271,086
Bank Central Asia Tbk PT	256,274	204,164
Bank Danamon Indonesia Tbk PT	89,071	66,915
Bank Mandiri Tbk PT	147,111	115,217
Bank Pan Indonesia Tbk PT (I)	33,314	4,432
Bank Rakyat Indonesia Tbk PT	221,002	145,621
Berlian Laju Tanker Tbk PT (I)	128,000	5,442
Bumi Resources Tbk PT	351,780	135,064
Energi Mega Persada Tbk PT (I)	138,000	2,024
Gudang Garam Tbk PT	13,000	62,656
Indo Tambangraya Megah PT	10,500	55,618
Indocement Tunggal Prakarsa Tbk PT	26,487	49,662
Indofood Sukses Makmur Tbk PT	122,905	76,108
Indosat Tbk PT	12,500	7,598
Indosat Tbk PT, ADR	20	605
International Nickel Indonesia Tbk PT	60,000	32,833
Perusahaan Gas Negara Tbk PT	200,985	89,867
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	6,011
Semen Gresik Persero Tbk PT	44,140	46,143
Tambang Batubara Bukit Asam Tbk PT	46,500	111,995
Telekomunikasi Indonesia Tbk PT	213,000	179,348
Unilever Indonesia Tbk PT	23,500	41,268
United Tractors Tbk PT	47,796	119,168

		1,935,983
Ireland - 0.34%
Allied Irish Banks PLC - London Exchange (I)	1,000	268
Anglo Irish Bank Corp. PLC (I)	23,067	0
Bank of Ireland (I)	2,500	779
C&C Group PLC	249	1,127
CRH PLC	16,564	381,114
CRH PLC (London Exchange)	241	5,531
Elan Corp. PLC (I)	4,312	29,711
Elan Corp. PLC - Euro Comp Exchange (I)	7,867	54,129
Experian PLC	21,322	264,112
Greencore Group PLC	26	43
Kerry Group PLC	531	19,768
Kerry Group PLC - London Exchange	2,506	93,405
Paddy Power PLC - London Exchange	51	2,233
Ryanair Holdings PLC, SADR (L)	1,736	48,261
Shire PLC	11,915	345,969

		1,246,450
Israel - 0.52%
Bank Hapoalim, Ltd. (I)	19,001	98,707
Bank Leumi Le-Israel, Ltd.	31,056	158,824
Bezek Israeli Telecommunications Corp., Ltd.	32,666	96,748
Cellcom Israel, Ltd.	1,142	37,479
Delek Group, Ltd.	54	14,624
Delek Real Estate, Ltd. (I)	5,490	1,151
Elbit Systems, Ltd.	366	20,360
Harel Insurance Investments, Ltd.	238	14,912
Israel Chemicals, Ltd.	12,765	209,783
Israel Corp., Ltd.	35	41,867

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Israel Discount Bank, Ltd. (I)	8,168	$17,204
Makhteshim-Agan Industries, Ltd. (I)	3,701	19,560
Migdal Insurance Holdings, Ltd.	8,348	15,589
Mizrahi Tefahot Bank, Ltd.	1,983	22,369
Nice Systems, Ltd. (I)	1,180	43,581
Partner Communications Company, Ltd.	1,256	23,858
Teva Pharmaceutical Industries, Ltd.	21,014	1,054,256

		1,890,872
Italy - 1.89%
A2A SpA	34,264	55,552
Assicurazioni Generali SpA	24,731	535,678
Autogrill SpA (I)	1,665	23,433
Autostrade SpA	4,750	108,909
Banca Carige SpA (I)	12,592	29,825
Banca Intesa SpA	25,099	66,359
Banca Monte dei Paschi di Siena SpA (I)(L)	47,648	59,481
Banche Popolari Unite SpA	12,158	104,042
Banco Popolare Societa Cooperativa	39,948	119,190
Beni Stabili SpA	3,030	3,051
BGP Holdings PLC (I)	141,174	0
Enel SpA	140,118	883,170
Eni SpA	55,643	1,365,895
Exor SpA	1,998	61,485
Fiat Industrial SpA (I)	17,022	244,117
Fiat SpA	17,022	154,247
Finmeccanica SpA	9,840	123,944
Intesa Sanpaolo SpA	176,453	522,463
Luxottica Group SpA	2,689	87,924
Mediaset SpA	14,911	94,837
Mediobanca SpA	9,986	102,210
Parmalat SpA (I)	43,849	147,013
Pirelli & Company SpA	6,945	61,036
Prelios SpA (I)	6,945	5,416
Prysmian SpA	4,754	102,000
Saipem SpA	5,660	300,605
Snam Rete Gas SpA	30,722	172,762
Telecom Italia SpA	199,534	307,262
Telecom Italia SpA	145,996	196,625
Terna Rete Elettrica Nazionale SpA	30,415	145,725
UniCredit Italiano SpA	300,357	742,827

		6,927,083
Japan - 12.85%
ABC-MART, Inc.	700	25,457
Advantest Corp.	3,180	57,269
AEON Company, Ltd.	12,304	142,595
AEON Credit Service Company, Ltd.	877	12,072
Aeon Mall Company, Ltd.	2,300	49,384
Air Water, Inc.	3,000	36,217
Aisin Seiki Company, Ltd.	3,979	138,150
Ajinomoto Company, Inc.	13,305	137,288
Alfresa Holdings Corp.	1,124	43,174
All Nippon Airways Company, Ltd.	13,715	40,891
Amada Company, Ltd.	4,829	40,290
Aozora Bank, Ltd. (L)	17,000	38,423
Asahi Breweries, Ltd.	8,601	143,005
Asahi Glass Company, Ltd.	22,191	279,055
Asahi Kasei Corp.	27,963	185,892
Asics Corp.	3,000	40,106
Astellas Pharma, Inc.	9,369	345,470
Bank of Kyoto, Ltd.	8,000	70,786
Bank of Yokohama, Ltd.	27,316	129,717
Benesse Holdings, Inc.	1,354	55,426
Bridgestone Corp.	13,753	285,988

207

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Brother Industries, Ltd.	3,200	$47,011
Canon Sales Company, Inc.	1,100	13,541
Canon, Inc.	23,774	1,034,646
Casio Computer Company, Ltd.	3,933	31,112
Central Japan Railway Company, Ltd.	33	261,445
Chiba Bank, Ltd.	15,896	89,054
Chiyoda Corp.	4,000	36,643
Chubu Electric Power Company, Inc.	13,777	306,413
Chugai Pharmaceutical Company, Ltd.	4,616	79,468
Chugoku Bank, Ltd.	3,000	34,047
Chugoku Electric Power Company, Inc.	6,700	123,883
Chuo Mitsui Trust Holdings, Inc.	18,010	63,873
Citizen Watch Company, Ltd.	5,835	33,601
Coca-Cola West Japan Company, Ltd.	1,077	20,321
Cosmo Oil Company, Ltd.	17,000	52,933
Credit Saison Company, Ltd.	3,291	52,938
Dai Nippon Printing Company, Ltd.	12,953	157,747
Daicel Chemical Industries, Ltd.	7,534	46,465
Daido Steel Company, Ltd.	4,000	22,746
Daihatsu Motor Company, Ltd.	4,000	58,283
Daiichi Sankyo Company, Ltd.	14,672	283,280
Daikin Industries, Ltd.	4,815	144,195
Dainippon Sumitomo Pharma Company, Ltd.	4,800	44,722
Daito Trust Construction Company, Ltd.	1,619	110,372
Daiwa House Industry Company, Ltd.	9,715	118,655
Daiwa Securities Group, Inc.	33,251	152,704
Dena Company, Ltd.	1,200	43,352
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	51,642
Denso Corp.	10,322	342,495
Dentsu, Inc.	3,400	86,946
Dowa Holdings Company, Ltd.	4,860	30,265
East Japan Railway Company	7,100	390,150
Eisai Company, Ltd.	5,352	191,998
Electric Power Development Company, Ltd.	2,200	67,761
Elpida Memory, Inc. (I)(L)	4,400	56,653
FamilyMart Company, Ltd.	1,060	39,469
Fanuc, Ltd.	3,979	598,129
Fast Retailing Company, Ltd.	1,066	133,410
Fuji Electric Holdings Company, Ltd.	4,420	13,758
Fuji Heavy Industries, Ltd.	11,000	70,882
Fuji Television Network, Inc.	5	6,997
FUJIFILM Holdings Corp.	9,767	302,474
Fujitsu, Ltd.	40,621	229,525
Fukuoka Financial Group, Inc.	13,000	54,076
Furukawa Electric Company, Ltd. (L)	9,362	37,817
GS Yuasa Corp.	7,000	46,538
Gunma Bank	6,477	34,339
Hakuhodo DY Holdings, Inc.	260	13,554
Hankyu Hanshin Holdings, Inc.	24,000	110,796
Hino Motors, Ltd.	4,886	23,907
Hirose Electric Company, Ltd.	583	62,244
Hisamitsu Pharmaceutical Company, Inc.	1,200	48,401
Hitachi Chemical, Ltd.	1,184	24,070
Hitachi Construction
Machinery Company, Ltd.	1,943	48,657
Hitachi High-Technologies Corp.	900	17,950
Hitachi Metals, Ltd.	2,000	25,198
Hitachi, Ltd.	96,118	495,678
Hokkaido Electric Power Company, Inc.	4,068	78,885
Hokuhoku Financial Group, Inc.	26,134	50,898
Hokuriku Electric Power Company	3,700	83,324
Honda Motor Company, Ltd.	34,662	1,297,510
Hoya Corp.	9,192	209,743
Ibiden Company, Ltd.	2,600	81,558
Idemitsu Kosan Company, Ltd.	400	46,838

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Inpex Corp.	46	$346,042
Isetan Mitsukoshi Holdings, Ltd. (L)	9,143	82,329
Ishikawajima-Harima Heavy
Industries Company, Ltd.	19,134	46,014
Isuzu Motors, Ltd.	19,000	75,150
ITO EN, Ltd.	906	15,666
Itochu Corp.	32,202	337,196
Itochu Techno-Science Corp.	848	27,063
Iyo Bank, Ltd.	5,000	41,657
J Front Retailing Company, Ltd.	12,000	49,916
Japan Petroleum Exploration Company, Ltd.	600	30,007
Japan Prime Realty Investment Corp.	8	21,415
Japan Real Estate Investment Corp.	11	103,478
Japan Retail Fund Investment Corp.	20	31,306
Japan Tobacco, Inc.	95	339,998
JFE Holdings, Inc.	9,962	291,506
JGC Corp.	3,886	90,334
Joyo Bank, Ltd.	13,953	54,221
JS Group Corp.	5,216	135,448
JSR Corp.	3,633	71,874
Jupiter Telecommunications Company, Ltd.	32	31,277
JX Holdings, Inc.	46,511	313,130
Kajima Corp.	13,191	36,879
Kamigumi Company, Ltd.	5,534	47,303
Kaneka Corp.	5,829	40,575
Kansai Electric Power Company, Ltd.	15,978	345,854
Kansai Paint Company, Ltd.	2,238	19,211
Kao Corp.	11,462	285,930
Kawasaki Heavy Industries, Ltd.	28,963	127,440
Kawasaki Kisen Kaisha, Ltd.	17,067	62,991
KDDI Corp.	62	380,519
Keihin Electric Express
Railway Company, Ltd.	11,067	78,890
Keio Corp.	11,715	69,997
Keisei Electric Railway Company, Ltd.	5,000	28,673
Keyence Corp.	847	214,721
Kikkoman Corp.	2,238	21,094
Kinden Corp.	591	5,379
Kintetsu Corp. (L)	34,792	111,396
Kirin Holdings Company, Ltd.	17,896	235,157
Kobe Steel Company, Ltd.	54,517	139,665
Koito Manufacturing Company, Ltd.	2,000	32,051
Komatsu, Ltd.	19,830	669,165
Konami Corp.	1,043	19,012
Konica Minolta Holdings, Inc.	9,891	82,881
Koyo Seiko Company, Ltd.	3,143	40,444
Kubota Corp.	23,782	221,914
Kuraray Company, Ltd.	7,700	99,235
Kurita Water Industries, Ltd.	1,819	53,774
Kyocera Corp.	3,438	348,429
Kyowa Hakko Kogyo Company, Ltd.	5,611	52,616
Kyushu Electric Power Company, Inc.	7,831	152,986
Lawson, Inc.	1,231	59,345
Mabuchi Motor Company, Ltd.	518	24,424
Makita Corp.	1,943	90,399
Marubeni Corp.	35,202	253,498
Marui Company, Ltd.	5,264	33,984
Maruichi Steel Tube, Ltd.	1,200	29,647
Matsui Securities Company, Ltd.	3,300	17,932
Matsushita Electric Industrial Company, Ltd.	40,993	521,407
Mazda Motor Corp. (I)	26,000	57,201
McDonald’s Holdings Company, Ltd.	1,600	38,386
Mediceo Holdings Company, Ltd.	2,590	22,917
MEIJI Holdings Company, Ltd.	1,300	52,278
Minebea Company, Ltd.	9,477	52,296

208

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	25,000	$157,189
Mitsubishi Corp.	28,356	787,136
Mitsubishi Electric Corp.	40,973	477,976
Mitsubishi Estate Company, Ltd.	24,782	419,191
Mitsubishi Gas & Chemicals Company, Inc.	5,829	41,263
Mitsubishi Heavy Industries, Ltd.	66,937	304,218
Mitsubishi Logistics Corp.	1,943	21,724
Mitsubishi Materials Corp.	24,020	81,434
Mitsubishi Motors Corp. (I)	89,000	109,137
Mitsubishi UFJ Financial Group	267,000	1,232,604
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,300	52,122
Mitsui & Company, Ltd.	36,311	650,874
Mitsui Chemicals, Inc.	12,010	42,449
Mitsui Engineering &
Shipbuilding Company, Ltd.	15,362	36,752
Mitsui Fudosan Company, Ltd.	18,248	296,270
Mitsui Mining & Smelting Company, Ltd.	9,010	31,304
Mitsui O.S.K. Lines, Ltd.	23,487	135,252
Mitsui Sumitomo Insurance Group Holdings	11,300	257,300
Mitsumi Electric Company, Ltd.	1,001	13,322
Mizuho Financial Group, Inc. (L)	418,900	694,977
Mizuho Trust & Banking Company, Ltd.	20,000	18,033
Murata Manufacturing Company, Ltd.	4,304	309,942
Namco Bandai Holdings, Inc.	3,132	34,152
NEC Corp. (I)	60,383	131,394
NGK INSULATORS, Ltd.	4,829	86,328
NGK Spark Plug Company, Ltd.	3,238	44,222
NHK Spring Company, Ltd.	1,000	9,906
Nidec Corp.	2,414	208,954
Nikon Corp.	6,781	139,810
Nintendo Company, Ltd.	2,108	569,449
Nippon Building Fund, Inc.	11	106,701
Nippon Electric Glass Company, Ltd.	8,000	113,296
Nippon Express Company, Ltd.	18,191	69,764
Nippon Meat Packers, Inc.	3,238	40,835
Nippon Paper Group, Inc.	1,800	37,945
Nippon Sheet Glass Company, Ltd.	10,829	31,245
Nippon Steel Corp.	108,464	346,855
Nippon Telegraph & Telephone Corp.	10,200	457,591
Nippon Yusen Kabushiki Kaisha	32,077	125,331
Nishi-Nippon City Bank, Ltd.	9,000	25,860
Nissan Chemical Industries, Ltd.	3,238	33,478
Nissan Motor Company, Ltd.	51,810	459,675
Nisshin Seifun Group, Inc.	4,886	56,332
Nisshin Steel Company	12,953	27,874
Nisshinbo Holdings, Inc.	2,591	25,138
Nissin Food Products Company, Ltd.	1,284	45,175
Nitori Company, Ltd.	632	55,177
Nitto Denko Corp.	3,468	181,528
NKSJ Holdings, Inc.	30,000	192,853
NOK Corp.	1,508	26,476
Nomura Holdings, Inc.	74,793	391,139
Nomura Real Estate Holdings, Inc.	600	9,096
Nomura Real Estate Office Fund, Inc.	7	47,379
Nomura Research Institute, Ltd.	1,889	41,695
NSK, Ltd.	7,715	66,502
NTN Corp.	6,772	32,484
NTT Data Corp.	28	86,545
NTT DoCoMo, Inc.	326	567,367
NTT Urban Development Corp.	22	18,435
Obayashi Corp.	11,362	50,470
OBIC Company, Ltd.	120	22,467
Odakyu Electric Railway Company, Ltd.	13,305	112,128
Oji Paper Company, Ltd.	18,191	86,384

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Olympus Corp.	4,534	$126,132
Omron Corp.	3,839	107,906
Ono Pharmaceutical Company, Ltd.	1,700	83,177
Oracle Corp.	548	22,699
Oriental Land Company, Ltd.	1,007	80,022
ORIX Corp. (L)	2,224	208,283
Osaka Gas Company, Ltd.	41,155	163,174
Otsuka Corp.	200	12,864
Otsuka Holdings Company, Ltd.	5,300	130,817
Rakuten, Inc.	153	136,415
Resona Holdings, Inc.	39,000	185,670
Ricoh Company, Ltd.	14,601	171,322
Rinnai Corp.	748	49,639
Rohm Company, Ltd.	2,073	128,720
Sankyo Company, Ltd.	1,107	56,761
Santen Pharmaceutical Company, Ltd.	1,200	47,519
Sapporo Hokuyo Holdings, Inc.	4,000	19,235
Sapporo Holdings, Ltd.	5,534	20,624
SBI Holdings, Inc.	263	33,104
Secom Company, Ltd.	4,710	217,559
Sega Sammy Holdings, Inc.	3,308	56,616
Seiko Epson Corp.	2,178	34,636
Sekisui Chemical Company, Ltd.	6,772	53,000
Sekisui House, Ltd.	11,362	105,769
Senshu Ikeda Holdings, Inc.	14,900	19,987
Seven & I Holdings Company, Ltd.	15,919	406,109
Seven Bank, Ltd.	9	18,044
Sharp Corp. (L)	21,782	213,834
Shikoku Electric Power Company, Inc.	3,900	106,104
Shimadzu Corp.	4,000	35,537
Shimamura Company, Ltd.	324	28,552
Shimano, Inc.	1,231	61,491
Shimizu Corp. (L)	12,305	54,735
Shin-Etsu Chemical Company, Ltd.	8,789	436,914
Shinko Electric Industries Company, Ltd.	1,100	11,267
Shinko Securities Company, Ltd. (I)	7,000	18,598
Shinsei Bank, Ltd.	29,906	34,892
Shionogi & Company, Ltd.	6,477	110,494
Shiseido Company, Ltd.	7,577	131,172
Shizuoka Bank, Ltd.	12,658	104,697
Showa Denko KK	35,839	71,954
Showa Shell Sekiyu KK	3,045	31,775
SMC Corp.	1,136	185,078
Softbank Corp.	17,312	684,499
Sojitz Holdings Corp.	26,509	52,064
Sony Corp.	20,958	664,702
Sony Financial Holdings, Inc.	3,600	70,716
Square Enix Company, Ltd.	1,400	24,011
Stanley Electric Company, Ltd.	2,692	44,229
Sumco Corp. (I)	1,600	32,258
Sumitomo Chemical Company, Ltd. (L)	34,554	172,396
Sumitomo Corp.	23,834	340,690
Sumitomo Electric Industries, Ltd.	16,801	232,483
Sumitomo Heavy Industries, Ltd.	12,010	78,401
Sumitomo Metal Industries, Ltd.	71,423	159,710
Sumitomo Metal Mining Company, Ltd.	11,715	201,541
Sumitomo Mitsui Financial Group	28,100	873,607
Sumitomo Realty &
Development Company, Ltd.	7,124	142,514
Sumitomo Rubber Industries, Inc.	4,000	40,421
Suruga Bank, Ltd.	3,886	34,478
Suzuken Company, Ltd.	1,177	31,045
Suzuki Motor Corp.	6,700	149,739
Sysmex Corp.	1,600	56,235
T&D Holdings, Inc.	5,709	140,700

209

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	20,134	$49,621
Taisho Pharmaceuticals Company, Ltd.	2,238	48,430
Taiyo Nippon Sanso Corp.	5,181	42,698
Takashimaya Company, Ltd.	5,181	32,805
Takeda Pharmaceutical Company, Ltd.	15,651	730,054
Tanabe Seiyaku Company, Ltd.	4,000	64,919
TDK Corp.	2,532	149,613
Teijin, Ltd.	15,896	71,091
Terumo Corp.	3,497	184,351
The 77th Bank, Ltd.	7,477	37,574
The Dai-ichi Life Insurance Company, Ltd.	167	251,966
The Hachijuni Bank, Ltd.	11,000	63,345
The Hiroshima Bank, Ltd.	9,000	39,060
The Japan Steel Works, Ltd.	7,000	53,862
The Sumitomo Trust &
Banking Company, Ltd.	31,554	163,498
The Tokyo Electric Power Company, Inc.	27,633	154,809
THK Company, Ltd.	2,519	62,742
Tobu Railway Company, Ltd.	20,248	82,764
Toho Company, Ltd.	2,267	32,514
Toho Gas Company, Ltd.	8,000	40,940
Tohoku Electric Power Company, Inc.	9,020	151,457
Tokio Marine Holdings, Inc.	15,100	403,732
Tokuyama Corp.	3,000	16,013
Tokyo Electron, Ltd.	3,768	207,698
Tokyo Gas Company, Ltd.	54,165	245,719
Tokyo Steel Manufacturing Company, Ltd.	1,800	21,012
Tokyo Tatemono Company, Ltd.	5,000	18,694
Tokyu Corp.	24,134	99,092
Tokyu Land Corp.	6,829	29,720
TonenGeneral Sekiyu KK	5,829	71,969
Toppan Printing Company, Ltd.	12,010	94,717
Toray Industries, Inc.	28,611	205,181
Toshiba Corp.	85,289	417,319
Tosoh Corp.	6,772	24,343
Toto, Ltd.	3,829	30,474
Toyo Seikan Kaisha, Ltd.	2,791	45,767
Toyo Suisan Kaisha, Ltd.	2,295	49,829
Toyoda Gosei Company, Ltd.	1,166	24,017
Toyota Boshoku Corp.	700	9,953
Toyota Industries Corp.	4,010	120,180
Toyota Motor Corp.	57,953	2,318,115
Toyota Tsusho Corp.	3,600	59,380
Trend Micro, Inc.	2,267	59,857
Tsumura & Company, Ltd.	1,300	40,791
Ube Industries, Ltd.	18,963	60,414
Unicharm Corp.	2,442	88,275
UNY Company, Ltd.	2,238	20,716
Ushio, Inc.	1,943	38,005
USS Company, Ltd.	457	35,547
West Japan Railway Company, Ltd.	36	137,765
Yahoo! Japan Corp.	301	107,691
Yakult Honsha Company, Ltd.	1,743	44,549
Yamada Denki Company, Ltd.	1,814	120,785
Yamaguchi Financial Group, Inc.	4,000	37,028
Yamaha Corp.	2,474	27,840
Yamaha Motor Company, Ltd. (I)	5,909	102,124
Yamato Kogyo Company, Ltd.	300	9,990
Yamato Transport Company, Ltd.	8,420	130,582
Yamazaki Baking Company, Ltd.	3,591	41,833
Yaskawa Electric Corp.	4,000	47,415
Yokogawa Electric Corp. (I)	2,586	19,711

		47,214,757

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg - 0.36%
Aperamaperam	912	$36,642
ArcelorMittal	18,249	661,224
Millicom International Cellular SA	1,931	184,711
Reinet Investments SCA (I)	2,087	36,826
Reinet Investments SCA SADR (I)	7,937	13,598
SES SA	5,966	153,647
Tenaris SA	10,162	250,518

		1,337,166
Malaysia - 0.67%
AirAsia BHD (I)	21,700	19,206
Alliance Financial Group BHD	52,400	54,799
AMMB Holdings BHD	30,887	66,120
Asiatic Development BHD	15,000	39,580
Axiata Group BHD (I)	41,100	64,933
Berjaya Corp. BHD	3,570	766
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	13,412
Berjaya Sports Toto BHD	11,035	15,508
British American Tobacco Malaysia BHD	4,800	76,105
Bursa Malaysia BHD	8,000	21,996
Commerce Asset Holdings BHD	84,100	227,484
Digi.Com BHD	5,800	54,794
Gamuda BHD	24,200	30,859
Genting BHD	44,700	162,687
Guinness Anchor BHD	3,700	11,757
Hong Leong Bank BHD	6,800	22,127
Hong Leong Credit BHD	5,600	16,646
IJM Corp. BHD	45,710	96,619
IOI Corp. BHD	77,466	147,166
KNM Group BHD	29,287	26,725
Kuala Lumpur Kepong BHD	8,250	57,762
Lafarge Malayan Cement BHD	9,360	22,862
Malayan Banking BHD	78,485	231,986
Malaysian Airline System BHD (I)	18,400	11,161
MISC BHD	26,280	68,237
MMC Corp. BHD	3,800	3,471
Parkson Holdings BHD	20,197	37,965
Petronas Dagangan BHD	6,600	35,967
Petronas Gas BHD	8,100	30,606
PLUS Expressways BHD	24,600	36,373
PPB Group BHD	7,300	41,000
Public Bank BHD	1,526	6,607
Public Bank BHD - Foreign Market	21,000	91,069
Resorts World BHD	54,500	66,130
RHB Capital BHD	26,200	74,158
Sime Darby BHD	50,801	154,997
SP Setia BHD	10,600	22,055
Telekom Malaysia BHD	15,700	20,951
Tenaga Nasional BHD	32,250	66,511
UEM Land Holdings BHD (I)	36,187	33,851
UMW Holdings BHD	24,700	60,030
YTL Corp. BHD	14,586	35,793
YTL Power International BHD	82,365	62,566

		2,441,397
Mauritius - 0.01%
Essar Energy PLC (I)	6,906	52,309
Mexico - 1.05%
Alfa SAB de CV	5,936	76,845
America Movil SAB de CV, Series L	421,594	1,226,029
Cemex SAB de CV (I)	229,882	205,637
Coca-Cola Femsa SAB de CV, Series L	5,059	38,998
Desarrolladora Homex SAB de CV (I)	7,400	33,745
Fomento Economico Mexicano SA de CV	51,365	301,727

210

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SA
de CV, Series B	8,500	$36,331
Grupo Bimbo SA de CV	9,288	78,751
Grupo Carso SAB de CV	15,484	51,043
Grupo Elektra SA de CV	1,800	77,784
Grupo Financiero Banorte SAB de CV	35,109	165,296
Grupo Financiero Inbursa SA	17,341	79,850
Grupo Mexico SAB de CV, Series B	90,444	339,133
Grupo Modelo SA	16,408	98,632
Grupo Televisa SA (I)	49,843	245,308
Industrias Penoles SA de CV	2,050	75,411
Kimberly-Clark de Mexico SA de CV	14,026	87,249
Mexichem SAB de CV	16,491	61,974
Minera Frisco SAB de CV, Class A1 (I)	15,484	67,849
Telefonos de Mexico SA de CV	107,820	98,987
Urbi Desarrollos Urbanos SAB de CV (I)	17,600	40,913
Wal-Mart de Mexico SA de CV, Series V	127,930	383,969

		3,871,461
Netherlands - 1.85%
Aegon NV (I)	34,800	260,727
Akzo Nobel NV	5,007	344,460
ASML Holding NV	9,545	421,000
Corio NV	1,300	91,054
Delta Lloyd NV	1,776	47,235
Fugro NV (I)	1,904	167,716
Heineken Holding NV	2,904	139,738
Heineken NV	6,005	328,120
ING Groep NV (I)	81,610	1,035,813
Koninklijke (Royal) KPN NV	33,351	568,726
Koninklijke Ahold NV	25,713	344,922
Koninklijke Boskalis Westinster NV	1,859	98,293
Koninklijke DSM NV	3,262	200,313
Koninklijke Philips Electronics NV	20,957	669,376
Koninklijke Vopak NV	1,450	69,847
Randstad Holdings NV	2,698	150,150
Reed Elsevier NV	17,086	220,114
SBM Offshore NV	4,334	126,093
TNT NV	9,028	231,923
Unilever NV	35,352	1,110,038
Wolters Kluwer NV	7,194	168,424

		6,794,082
New Zealand - 0.08%
Auckland International Airport, Ltd.	36,780	62,152
Contact Energy, Ltd. (I)	4,649	20,645
Fletcher Building, Ltd.	15,433	109,974
Sky City Entertainment Group, Ltd.	6,492	16,738
Telecom Corp. of New Zealand, Ltd.	62,619	96,279

		305,788
Norway - 0.56%
Aker Solutions ASA	3,681	84,510
BW Offshore, Ltd. (I)	6,480	17,337
DnB NOR ASA	20,289	311,318
Norsk Hydro ASA (L)	23,981	196,560
Orkla ASA	16,158	156,778
Renewable Energy Corp. ASA (I)(L)	13,486	47,286
Statoil ASA	24,772	687,496
Telenor ASA	17,791	292,783
Yara International ASA	4,812	243,801

		2,037,869
Peru - 0.19%
Compania de Minas Buenaventura SA	3,833	148,921
Credicorp SA	2,108	222,816

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd., ADR	50	$5,247
Southern Peru Copper Corp.	8,121	326,058

		703,042
Philippines - 0.14%
Ascendas Real Estate Investment Trust	35,395	79,792
Ayala Corp.	2,356	20,881
Ayala Land, Inc.	163,200	58,260
Banco De Oro	4,786	5,726
Bank of the Philippine Islands	44,139	58,195
Energy Development Corp. (I)	207,938	28,782
Filinvest Land, Inc.	98,991	2,620
Globe Telecommunications, Inc.	830	17,046
Jollibee Foods Corp.	10,900	21,887
Manila Electric Company	5,957	35,386
Metropolitan Bank & Trust Company (I)	17,121	25,312
Philippine Long Distance Telephone Company	1,120	59,954
SM Investments Corp.	4,340	51,882
SM Prime Holdings, Ltd.	136,479	35,206

		500,929
Poland - 0.39%
Asseco Poland SA PDA	2,172	41,212
Bank Handlowy w Warszawie SA	326	11,611
Bank Millennium SA (I)	12,341	25,344
Bank Pekao SA	3,048	182,709
Bank Zachodni WBK SA	639	51,036
Boryszew SA (I)	11,898	9,213
BRE Bank SA (I)	365	44,145
Cyfrowy Polsat SA	6,360	35,445
Firma Oponiarska Debica SA	64	1,398
Getin Holding SA (I)	5,247	26,225
Globe Trade Centre SA (I)	3,523	26,408
Grupa Lotos SA (I)	722	11,218
ING Bank Slaski SA (I)	33	10,391
KGHM Polska Miedz SA	3,252	206,228
PBG SA (I)	272	18,001
Polish Oil & Gas Company	27,824	36,825
Polska Grupa Energetyczna SA	7,406	59,726
Polski Koncern Naftowy Orlen SA (I)	8,578	158,931
Powszechna Kasa Oszczednosci
Bank Polski SA	14,985	230,683
Powszechny Zaklad Ubezpieczen SA	969	121,435
Sygnity SA (I)	207	1,612
Telekomunikacja Polska SA	14,172	87,767
TVN SA	4,829	30,831

		1,428,394
Portugal - 0.18%
Banco Comercial Portugues SA (L)	64,836	52,936
Banco Espirito Santo SA	11,295	46,277
Brisa Auto Estrada SA	3,507	23,721
Cimpor-Cimentos de Portugal SA	4,601	33,351
Electricidade de Portugal SA	37,846	147,510
Galp Energia SGPS SA	3,215	68,879
Jeronimo Martins SGPS SA	4,434	71,321
Portugal Telecom SGPS SA	20,186	233,440

		677,435
Russia - 1.74%
Gazprom OAO, SADR (I)	74,875	2,421,457
Gazprom OAO, SADR (London Exchange) (I)	1,840	59,633
JSC MMC Norilsk Nickel, ADR	25,000	661,000
Lukoil OAO, ADR	15,215	1,086,199
Mechel, SADR	4,296	132,274
Mobile TeleSystems, SADR	12,247	260,004

211

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
NovaTek OAO, ADR	2,317	$322,592
Novolipetsk Steel, ADR	2,328	102,432
Polyus Gold Company ZAO, SADR	4,190	147,488
Sistema JSFC, Reg. S, GDR	2,966	86,382
Surgutneftegaz SADR	21,410	128,246
Surgutneftegaz, ADR (L)	20,930	226,253
Tatneft, ADR	9,856	435,537
VTB Bank OJSC, GDR	28,849	202,177
Wimm-Bill-Dann Foods OJSC, ADR (I)	3,792	126,918

		6,398,592
Singapore - 1.13%
Capitaland, Ltd.	63,587	166,629
CapitaMall Trust	60,552	90,203
City Developments, Ltd.	12,715	116,415
ComfortDelGro Corp., Ltd.	55,269	68,431
Cosco Corp. Singapore, Ltd.	42,000	68,117
DBS Group Holdings, Ltd.	41,268	479,838
Fraser and Neave, Ltd.	19,200	91,616
Genting Singapore PLC (I)	98,400	159,703
Golden Agri-Resources, Ltd.	210,085	114,731
Hutchison Port Holdings Trust (I)	110,100	108,999
Jardine Cycle and Carriage, Ltd.	2,924	84,690
K-Green Trust	6,562	5,357
Keppel Corp., Ltd.	26,810	261,814
Keppel Land, Ltd.	16,000	56,887
Neptune Orient Lines, Ltd.	15,133	23,236
Olam International, Ltd.	22,281	49,391
Oversea-Chinese Banking Corp., Ltd.	59,488	452,409
SembCorp Industries, Ltd.	30,415	125,805
SembCorp Marine, Ltd.	13,706	63,551
Singapore Airlines, Ltd.	13,880	150,365
Singapore Airport Terminal Services, Ltd.	10,132	20,174
Singapore Exchange, Ltd.	22,601	140,833
Singapore Press Holdings, Ltd.	39,059	122,150
Singapore Technologies Engineering, Ltd.	39,202	101,260
Singapore Telecommunications, Ltd.	174,430	418,127
Suntec Real Estate Investment Trust	191	233
United Overseas Bank, Ltd.	27,904	416,141
UOL Group, Ltd.	7,568	28,474
Wilmar International, Ltd.	25,000	108,484
Yangzijiang Shipbuilding Holdings, Ltd. (I)	38,000	54,610

		4,148,673
South Africa - 1.81%
ABSA Group, Ltd.	6,306	127,195
Adcock Ingram Holdings, Ltd.	4,907	40,281
African Bank Investments, Ltd.	13,703	76,747
African Rainbow Minerals, Ltd.	2,145	70,575
Anglo Platinum, Ltd.	1,648	169,521
AngloGold Ashanti, Ltd.	8,473	406,355
Aspen Pharmacare Holdings, Ltd. (I)	4,269	49,828
Aveng, Ltd.	7,920	41,779
Bidvest Group, Ltd.	7,302	160,606
Discovery Holdings, Ltd., ADR	9,036	50,870
FirstRand, Ltd.	59,334	176,291
Foschini, Ltd.	3,406	42,574
Gold Fields, Ltd.	16,000	279,580
Growthpoint Properties, Ltd.	30,364	77,608
Harmony Gold Mining Company, Ltd.	7,113	105,279
Hulamin, Ltd. (I)	156	161
Impala Platinum Holdings, Ltd.	11,959	345,147
Imperial Holdings, Ltd.	5,062	85,437
Investec, Ltd.	3,621	28,263
Kumba Iron Ore, Ltd.	1,658	116,997

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Kumba Resources, Ltd.	2,168	$52,896
Liberty Holdings, Ltd.	3,638	38,237
Massmart Holdings, Ltd.	3,626	75,008
Mittal Steel South Africa, Ltd.	3,365	44,775
MMI Holdings, Ltd.	10,014	24,666
MTN Group, Ltd.	36,037	727,252
Murray & Roberts Holdings, Ltd.	5,230	20,501
Naspers, Ltd., SADR	8,488	455,337
Nedbank Group, Ltd.	3,976	83,188
Netcare, Ltd.	37,390	80,114
Northam Platinum, Ltd.	5,619	36,453
Pick’n Pay Stores, Ltd.	2,994	20,389
Pretoria Portland Cement Company, Ltd.	9,199	32,635
Redefine Income Fund, Ltd.	67,758	75,118
Remgro, Ltd.	8,783	144,625
Reunert, Ltd.	5,060	43,835
RMB Holdings, Ltd.	13,774	56,892
Rmi Holdings	13,774	23,720
Sanlam, Ltd.	43,663	177,931
Sappi, Ltd. (I)	17,308	91,503
Sasol, Ltd.	13,639	789,930
Shoprite Holdings, Ltd.	8,525	130,624
Standard Bank Group, Ltd.	26,121	401,220
Steinhoff International Holdings, Ltd. (I)	26,236	97,599
Super Group, Ltd. (I)	2,898	317
Telkom SA, Ltd.	5,943	32,521
Tiger Brands, Ltd.	3,203	82,806
Trans Hex Group, Ltd. (I)	514	194
Truworths International, Ltd.	13,754	143,186
Vodacom Group, Ltd.	9,731	114,172
Woolworths Holdings, Ltd.	24,928	102,924

		6,651,662
South Korea - 3.40%
Amorepacific Corp.	60	57,158
BS Financial Group, Inc. (I)	2,097	30,395
Cheil Industries, Inc.	840	89,072
CJ CheilJedang Corp.	120	25,142
Daegu Bank	3,940	64,591
Daelim Industrial Company, Ltd.	480	46,722
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	72,998
Daewoo International Corp.	836	28,275
Daewoo Securities Company, Ltd. (I)	2,350	47,878
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	53,212
Dongbu Insurance Company, Ltd.	990	45,152
Dongkuk Steel Mill Company, Ltd.	2,180	78,365
Doosan Corp.	370	48,234
Doosan Heavy Industries and
Construction Company, Ltd.	580	37,117
Doosan Infracore Company, Ltd. (I)	4,030	112,015
GS Engineering & Construction Corp.	1,110	116,871
GS Holdings Corp.	1,880	159,892
Hana Financial Group, Inc.	4,870	211,112
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	1,063	31,688
Hankook Tire Company, Ltd.	3,350	109,319
Hanwha Chemical Corp.	2,217	87,317
Hanwha Corp.	840	38,688
Hite Holdings Company, Ltd.	200	3,188
Honam Petrochemical Corp.	230	81,100
Hynix Semiconductor, Inc.	11,990	341,331
Hyosung Corp.	390	31,239
Hyundai Department Store Company, Ltd.	800	103,448

212

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Development Company	1,140	$33,100
Hyundai Engineering &
Construction Company, Ltd.	990	71,342
Hyundai Heavy Industries Company, Ltd.	920	433,790
Hyundai Mipo Dockyard Company, Ltd.	570	97,169
Hyundai Mobis	1,540	460,022
Hyundai Motor Company, Ltd.	3,380	627,365
Hyundai Securities Company, Ltd. (I)	2,435	29,238
Hyundai Steel Company	1,100	140,172
Industrial Bank of Korea	2,860	49,171
Kangwon Land, Inc.	1,500	34,912
KB Financial Group, Inc.	5,140	268,984
KB Financial Group, Inc., ADR	2,566	133,868
KCC Corp.	240	79,466
Kia Motors Corp.	3,510	221,504
Korea Electric Power Corp. (I)	3,830	93,855
Korea Electric Power Corp., SADR (I)	3,533	43,244
Korea Exchange Bank	4,620	40,785
Korea Gas Corp.	1,230	41,008
Korea Investment Holdings Company, Ltd. (I)	600	22,918
Korea Zinc Company, Ltd.	340	123,468
Korean Air Lines Company, Ltd.	1,139	67,982
Korean Reinsurance Company, Ltd.	15	175
KT Corp.	2,633	93,331
KT Corp. SADR	1,397	27,283
KT&G Corp.	2,410	125,358
Kumho Industrial Company, Ltd. (I)	120	1,386
LG Chem, Ltd.	988	413,902
LG Corp.	1,990	148,196
LG Display Company, Ltd.	3,760	117,719
LG Display Company, Ltd., ADR	2,360	37,123
LG Electronics, Inc.	2,070	197,792
LG Household & Health Care, Ltd.	310	116,259
LG Innotek Company, Ltd.	210	22,264
LG Uplus Corp.	11,952	67,444
Lotte Confectionery Company, Ltd.	44	60,125
Lotte Shopping Company, Ltd.	170	69,584
LS Cable, Ltd.	870	87,493
Mirae Asset Securities Company, Ltd.	875	37,352
NCSoft Corp.	380	86,786
NHN Corp. (I)	828	144,449
OCI Company, Ltd.	240	107,956
Pacific Corp.	20	3,601
POSCO	1,559	715,418
S-Oil Corp.	850	116,869
S1 Corp.	810	41,555
Samsung Card Company, Ltd.	1,490	75,333
Samsung Corp.	2,810	183,599
Samsung Electro-Mechanics Company, Ltd.	1,160	124,028
Samsung Electronics Company, Ltd.	2,361	2,003,024
Samsung Engineering Company, Ltd.	600	114,164
Samsung Fire & Marine
Insurance Company, Ltd.	820	181,117
Samsung Heavy Industries Company, Ltd.	3,350	121,852
Samsung SDI Company, Ltd.	660	100,899
Samsung Securities Company, Ltd. (I)	990	72,594
Samsung Techwin Company, Ltd.	677	49,210
Seoul Semiconductor Company, Ltd.	720	28,081
Shinhan Financial Group Company, Ltd.	8,575	389,684
Shinsegae Company, Ltd.	606	144,069
SK C&C Company, Ltd.	340	30,096
SK Energy Company, Ltd.	1,280	244,183
SK Holdings Company, Ltd.	719	108,589
SK Networks Company, Ltd.	3,090	34,592
SK Telecom Company, Ltd.	470	70,053

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Telecom Company, Ltd. ADR (L)	3,498	$65,797
STX Pan Ocean Company, Ltd.	3,650	32,941
Tong Yang Investment Bank (I)	6	43
Woongjin Coway Company, Ltd.	1,930	66,594
Woori Finance Holdings Company, Ltd.	4,570	60,499
Woori Investment & Securities Company, Ltd.	2,910	53,192
Yuhan Corp.	350	47,222

		12,505,757
Spain - 2.39%
Abertis Infraestructuras SA	7,395	160,615
Acciona SA	749	81,382
Acerinox SA	1,561	30,802
ACS Actividades de Construccion
y Servicios SA	2,925	137,223
Amadeus IT Holding SA, A Shares (I)	3,903	74,697
Banco Bilbao Vizcaya Argentaria SA	90,421	1,097,757
Banco de Sabadell SA	23,481	102,849
Banco de Valencia SA (I)(L)	2,685	12,021
Banco Popular Espanol SA	19,082	112,190
Banco Santander SA	178,590	2,081,406
Bankinter SA (L)	6,779	46,513
Criteria Caixacorp SA	15,574	109,960
EDP Renovaveis SA (I)	3,867	27,798
Enagas SA	3,245	73,190
Ferrovial SA (I)	11,218	140,712
Fomento de Construcciones SA	432	14,320
Gas Natural SDG SA	5,781	108,559
Gestevision Telecinco SA	3,129	35,800
Grifols SA	1,776	30,996
Iberdrola Renovables SA	21,843	94,249
Iberdrola SA	90,624	788,221
Inditex SA	4,857	389,905
Indra Sistemas SA	1,823	36,576
Mapfre SA	15,332	57,804
Red Electrica De Espana	2,815	159,895
Repsol YPF SA	15,525	532,742
Telefonica SA	87,469	2,189,938
Zardoya Otis SA	3,958	65,705
Zeltia SA (I)	175	689

		8,794,514
Sweden - 2.00%
Alfa Laval AB	4,804	104,262
Assa Abloy AB, Series B	8,099	232,840
Atlas Copco AB, Series A	14,141	375,944
Atlas Copco AB, Series B	8,309	200,907
Boliden AB	6,000	128,963
CDON Group AB (I)	1,128	6,110
Electrolux AB (L)	5,064	130,676
Getinge AB, Series B	2,912	71,963
Hennes & Mauritz AB, B Shares	21,764	723,441
Holmen AB, Series B	371	12,826
Husqvarna AB, B Shares	6,017	51,658
Investor AB, B Shares (L)	11,200	271,902
Kinnevik Investment AB	5,500	128,227
Loomis AB (I)	1,539	24,420
Modern Times Group AB, B Shares	1,128	85,767
Nordea Bank AB (L)	55,768	610,654
Sandvik AB	21,292	402,542
Scania AB, Series B	4,952	115,000
Securitas AB, Series B	3,499	41,666
Skandinaviska Enskilda Banken
AB, Series A (L)	33,294	297,071
Skanska AB, Series B (L)	9,559	201,238

213

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
SKF AB, B Shares	8,152	$237,417
SSAB AB, Series A (L)	2,022	31,998
Svenska Cellulosa AB (L)	14,076	226,464
Svenska Handelsbanken AB, Series A (L)	11,139	365,617
Swedbank AB, Class A (L)	14,200	243,073
Swedish Match AB	4,653	154,659
Tele2 AB, Series B	3,680	85,198
Telefonaktiebolaget LM Ericsson, B Shares	66,490	855,044
Teliasonera AB (L)	48,043	415,516
Volvo AB, Series B (L)	29,020	509,906

		7,342,969
Switzerland - 5.27%
ABB, Ltd. (I)	49,228	1,185,209
Actelion, Ltd. (I)	2,203	126,689
Adecco SA	2,684	176,769
Aryzta AG	1,799	92,023
Baloise Holding AG	1,076	106,618
Compagnie Financiere Richemont SA	11,585	668,973
Credit Suisse Group AG (I)	25,078	1,065,694
GAM Holding, Ltd. (I)	4,378	83,185
Geberit AG (I)	867	188,985
Givaudan AG (I)	182	183,247
Holcim, Ltd. (I)	5,421	408,243
Julius Baer Group, Ltd. (I)	4,600	199,676
Kuehne & Nagel International AG	1,176	164,524
Lindt & Spruengli AG	18	51,960
Lindt & Spruengli AG - REG	3	97,505
Logitech International SA (I)	4,213	75,956
Lonza Group AG (I)	971	81,348
Nestle SA	74,251	4,260,501
Novartis AG	44,721	2,424,645
Pargesa Holding SA, ADR	557	53,335
Roche Holdings AG	14,890	2,126,909
Schindler Holding AG	1,052	126,383
Schindler Holding AG - REG	494	59,675
SGS SA	120	213,827
Sika AG	46	110,751
Sonova Holding AG	1,149	102,400
Straumann Holding AG	186	47,821
Swatch Group AG	919	73,043
Swiss Life Holding (I)	652	107,766
Swiss Reinsurance Company, Ltd. (I)	7,790	445,877
Swisscom AG	511	227,836
Syngenta AG	2,139	695,356
Synthes AG	1,295	175,248
The Swatch Group AG, BR Shares	687	303,621
Transocean, Ltd. (I)	6,746	529,599
UBS AG (Swiss Exchange) (I)	77,126	1,384,396
Zurich Financial Services AG (I)	3,341	935,407

		19,361,000
Taiwan - 2.16%
Acer, Inc.	53,424	109,049
Advanced Semiconductor Engineering, Inc.	91,226	99,435
Advantech Company, Ltd.	1,647	5,093
Asia Cement Corp.	33,727	37,874
Asia Optical Company, Inc. (I)	79	155
Asustek Computer, Inc.	12,256	105,962
AU Optronics Corp. (I)	163,827	143,237
Catcher Technology Company, Ltd.	8,184	40,520
Cathay Financial Holdings Company, Ltd.	134,767	222,253
Chang Hwa Commercial Bank, Ltd.	68,000	54,597
Cheng Shin Rubber Industry Company, Ltd.	15,752	36,540
Cheng Uei Precision Industry Company, Ltd.	6,814	13,215

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chimei Innolux Corp. (I)	88,017	$90,299
China Airlines, Ltd. (I)	24,472	14,060
China Development Financial Holdings Corp.	174,718	70,440
China Motor Company, Ltd.	65	53
China Steel Corp.	223,166	266,608
Chinatrust Financial Holding Company, Ltd.	191,895	162,960
Chunghwa Picture Tubes, Ltd. (I)	64,630	8,048
Chunghwa Telecom Company, Ltd.	84,148	262,132
CMC Magnetics Corp. (I)	18,000	4,360
Compal Communications, Inc.	512	467
Compal Electronics, Inc.	79,764	79,146
D-Link Corp.	361	336
Delta Electronics, Inc.	32,331	128,125
E.Sun Financial Holding Company, Ltd.	40,867	25,718
Epistar Corp.	10,064	36,904
Eternal Chemical Company, Ltd.	3,871	4,569
EVA Airways Corp. (I)	21,476	16,914
Evergreen Marine Corp. (I)	8,000	6,663
Everlight Electronics Company, Ltd.	6,535	18,470
Far Eastern Department Stores Company, Ltd.	17,736	28,035
Far Eastern New Century Corp.	57,626	89,073
Far EasTone
Telecommunications Company, Ltd.	16,159	24,184
First Financial Holding Company, Ltd.	88,994	76,297
Formosa Chemicals & Fibre Corp.	59,740	226,344
Formosa Petrochemical Corp.	24,720	81,069
Formosa Plastic Corp.	85,160	299,642
Formosa Taffeta Company, Ltd.	5,000	5,021
Foxconn Technology Company, Ltd.	12,514	47,713
Fubon Financial Holding Company, Ltd.	100,794	133,896
HannStar Display Corp. (I)	58,031	10,312
Hon Hai Precision Industry Company, Ltd.	191,060	669,567
HTC Corp.	15,236	596,206
Hua Nan Financial Holdings Company, Ltd.	59,504	44,469
Inotera Memories, Inc. (I)	428	218
Inventec Appliances Corp.	813	643
Inventec Company, Ltd.	23,659	12,059
KGI Securities Company, Ltd.	30,000	14,364
Kinsus Interconnect Technology Corp.	1,035	3,186
Largan Precision Company, Ltd.	1,143	30,887
Lite-On Technology Corp.	38,461	47,368
Macronix International Company, Ltd.	47,677	31,633
MediaTek, Inc.	20,340	233,646
Mega Financial Holding Company, Ltd.	171,000	134,667
Mitac International	2,814	1,209
Mosel Vitelic, Inc. (I)	428	214
Motech Industries, Inc.	4,359	18,906
Nan Ya Plastics Corp.	111,240	327,671
Nan Ya Printed Circuit Board Corp.	1,154	3,443
Nanya Technology Corp. (I)	26,017	13,555
Novatek Microelectronics Corp., Ltd.	7,361	21,651
Pan-International Industrial Company, Ltd.	321	374
Pegatron Corp. (I)	32,989	37,372
Polaris Securities Company, Ltd.	29,282	19,822
Pou Chen Corp.	36,641	33,838
Powerchip Semiconductor Corp. (I)	64,457	13,939
Powertech Technology, Inc.	11,954	37,401
President Chain Store Corp.	7,496	33,242
Qisda Corp. (I)	16,048	9,719
Quanta Computer, Inc.	39,771	75,106
Realtek Semiconductor Corp.	5,824	10,461
Richtek Technology Corp.	2,425	16,790
Shin Kong Financial
Holding Company, Ltd. (I)	95,063	41,238
Siliconware Precision Industries Company	54,855	67,919

214

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Holdings Company, Ltd.	97,000	$43,726
Synnex Technology International Corp.	23,741	55,339
Taishin Financial Holdings Company, Ltd. (I)	60,022	34,002
Taiwan Cement Corp.	60,781	73,342
Taiwan Cooperative Bank	39,215	30,781
Taiwan Fertilizer Company, Ltd.	13,000	38,211
Taiwan Glass Industrial Corp.	9,791	12,368
Taiwan Mobile Company, Ltd.	35,842	84,333
Taiwan Semiconductor
Manufacturing Company, Ltd.	547,227	1,312,062
Tatung Company, Ltd. (I)	51,000	11,707
Teco Electric & Machinery Company, Ltd.	16,000	11,199
Transcend Information, Inc.	6,608	18,043
Tripod Technology Corp.	3,703	16,323
Tung Ho Steel Enterprise Corp.	8,132	9,432
U-Ming Marine Transport Corp.	5,000	10,639
Uni-President Enterprises Corp.	69,300	94,918
Unimicron Technology Corp.	20,604	35,055
United Microelectronics Corp.	258,313	134,256
Vanguard International Semiconductor Corp.	126	60
Wafer Works Corp. (I)	136	240
Walsin Lihwa Corp. (I)	28,000	14,718
Wan Hai Lines, Ltd. (I)	5,250	3,674
Wistron Corp.	32,068	50,770
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp. (I)	3,044	2,386
Yuanta Financial Holdings Company, Ltd.	150,130	107,985
Yulon Motor Company, Ltd.	17,510	32,351
Zinwell Corp.	904	1,648

		7,928,139
Thailand - 0.43%
Advanced Info Service PLC	16,600	49,397
Bangkok Bank PCL	6,300	35,833
Bangkok Bank PCL (Foreign REG)	18,300	104,871
Bank of Ayudhya PCL	99,000	81,553
Banpu PCL	4,100	103,991
BEC World PCL	25,900	28,901
C.P. Seven Eleven PCL	56,395	74,584
Charoen Pokphand Foods PCL	69,900	59,511
Electricity Generating PCL	800	2,518
Glow Energy PCL	13,200	18,330
IRPC PCL	214,900	40,856
Kasikornbank PCL	11,700	49,119
Kasikornbank PCL (Foreign Shares)	22,800	98,975
Krung Thai Bank PCL	79,500	48,365
PTT Aromatics & Refining PCL	29,486	36,315
PTT Chemical PCL	7,797	38,154
PTT Exploration & Production PCL	24,200	144,024
PTT PCL, Foreign Shares	18,200	213,020
Siam Cement PCL, Foreign Shares	11,700	146,444
Siam City Cement PCL	1,800	12,379
Siam Commercial Bank PCL	25,500	91,056
Thai Oil PCL	33,400	91,934
Total Access Communication PCL	10,000	15,870

		1,586,000
Turkey - 0.36%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	685	2,412
Akbank AS	24,726	120,154
Akcansa Cimento AS	635	3,007
Aksigorta AS (I)	3,270	4,132
Anadolu Efes Biracilik ve Malt Sanayii AS	6,968	98,526
Asya Katilim Bankasi AS	1,627	3,173

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	3,180	$106,978
Coca-Cola Icecek AS	5,020	62,958
Enka Insaat ve Sanayi AS	15,418	59,464
Eregli Demir ve Celik Fabrikalari AS (I)	13,800	36,935
Eregli Demir ve Celik Fabrikalari TAS (I)	4,743	11,919
HACI Omer Sabanci Holding AS	17,051	79,315
Is Gayrimenkul Yatirim Ortakligi AS	2,702	3,029
KOC Holdings AS	14,973	69,520
Tupras Turkiye Petrol Rafine AS	2,088	61,272
Turk Telekomunikasyon AS	9,035	45,432
Turkcell Iletisim Hizmetleri AS	13,561	80,886
Turkiye Garanti Bankasi AS	44,592	208,589
Turkiye Halk Bankasi AS	9,317	72,138
Turkiye Is Bankasi AS	31,745	101,595
Turkiye Vakiflar Bankasi Tao	22,351	55,899
Yapi ve Kredi Bankasi AS (I)	13,970	40,095

		1,327,428
Ukraine - 0.01%
Kernel Holding SA (I)	818	20,448
United Kingdom - 14.00%
3i Group PLC	19,182	92,097
Admiral Group PLC	4,748	118,459
Aggreko PLC	5,825	147,270
AMEC PLC (I)	7,370	140,893
Anglo American PLC	28,211	1,450,517
Antofagasta PLC	8,358	182,277
ARM Holdings PLC	29,368	273,729
Associated British Foods PLC (I)	7,931	126,323
AstraZeneca PLC (I)	30,114	1,384,488
Autonomy Corp. PLC (I)	4,625	118,036
Aviva PLC (I)	61,989	430,513
Babcock International Group PLC	9,426	93,854
BAE Systems PLC (I)	74,357	388,001
Balfour Beatty PLC	12,644	69,715
Barclays PLC	245,285	1,100,361
BG Group PLC	71,755	1,782,551
BHP Billiton PLC	46,884	1,858,484
BP PLC	401,978	2,927,631
British American Tobacco PLC	42,320	1,700,656
British Land Company PLC (I)	18,752	166,437
British Sky Broadcasting Group PLC	24,147	319,619
BT Group PLC	167,375	499,955
Bunzl PLC	6,605	78,889
Burberry Group PLC	9,232	173,892
Cable & Wireless Worldwide	61,515	51,749
Cairn Energy PLC (I)	29,660	220,138
Capita Group PLC	12,986	154,926
Capital Shopping Centres Group PLC	12,534	77,056
Carnival PLC	4,350	171,334
Centrica PLC	109,230	569,698
Cobham PLC	28,969	107,123
Compass Group PLC (I)	40,023	360,228
Diageo PLC	53,496	1,018,156
Enquest PLC (I)	3,012	6,677
Eurasian Natural Resources Corp.	3,860	57,960
FirstGroup PLC	6,232	32,632
Fresnillo PLC	4,319	107,128
G4S PLC	33,582	137,597
GlaxoSmithKline PLC	110,627	2,110,979
Hammerson PLC	15,743	113,013
Home Retail Group PLC	14,560	45,103
HSBC Holdings PLC (I)	374,835	3,854,527
ICAP PLC	8,381	71,000
Imperial Tobacco Group PLC (I)	22,090	683,396

215

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Inmarsat PLC	10,139	$98,268
Intercontinental Hotels Group PLC	5,311	109,002
International Consolidated
Airlines Group SA (I)	6,319	23,234
International Consolidated Airlines
Group SA - DI (I)	10,101	36,772
International Personal Finance PLC	84	434
International Power PLC	32,378	159,967
Intertek Group PLC	3,381	110,435
Invensys PLC	13,036	72,312
Investec PLC	11,830	90,677
ITV PLC (I)	82,721	102,752
J Sainsbury PLC	25,705	138,218
Johnson Matthey PLC	4,395	131,109
Kazakhmys PLC	5,270	118,129
Kingfisher PLC	53,074	209,235
Ladbrokes PLC	210	447
Land Securities Group PLC	17,150	202,011
Legal & General Group PLC	130,572	241,732
Lloyds Banking Group PLC (I)	882,339	822,566
London Stock Exchange Group PLC	2,110	28,225
Lonmin PLC, ADR	3,285	89,658
Man Group PLC	30,604	120,946
Marks & Spencer Group PLC	34,711	187,435
National Grid PLC	74,092	707,717
Next PLC	4,200	133,405
Old Mutual PLC	121,908	265,978
Pearson PLC (I)	17,221	305,094
Petrofac, Ltd.	5,495	131,398
Pharmstandard (I)	6,380	178,321
Prudential PLC	53,951	611,729
Randgold Resources, Ltd. (I)	1,788	144,646
Reckitt Benckiser Group PLC	13,130	674,361
Reed Elsevier PLC	26,202	226,905
Resolution, Ltd.	30,786	146,307
Rexam PLC	22,003	128,179
Rio Tinto PLC (I)	30,875	2,178,479
Rolls-Royce Group PLC (I)	39,978	396,981
Royal Bank of Scotland Group PLC (I)	362,567	237,700
Royal Dutch Shell PLC	77,174	2,799,764
Royal Dutch Shell PLC, B Shares	57,406	2,083,272
RSA Insurance Group PLC (I)	78,927	166,482
SABMiller PLC	20,163	714,518
Sage Group PLC	29,291	130,829
Schroders PLC (I)	1,399	38,985
Scottish & Southern Energy PLC	20,885	422,482
Segro PLC	11,542	59,608
Serco Group PLC	12,247	109,731
Severn Trent PLC	5,025	117,909
Smith & Nephew PLC (I)	18,840	212,366
Smiths Group PLC	8,293	172,751
Standard Chartered PLC (I)	50,181	1,301,648
Standard Life PLC	48,087	159,553
Tesco PLC (I)	171,528	1,047,907
The Weir Group PLC	4,214	117,025
Thomas Cook Group PLC	22,139	60,539
TUI Travel PLC	6,959	25,337
Tullow Oil PLC	18,743	435,883
Unilever PLC	27,610	842,033
United Utilities Group PLC	16,697	158,601
Vedanta Resources PLC	2,400	91,538
Vodafone Group PLC	1,111,630	3,147,481
Whitbread PLC	3,714	98,420
William Morrison Supermarket PLC	47,514	210,373
Wolseley PLC	6,331	213,465

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
WPP PLC	26,936	$332,141
Xstrata PLC	43,902	1,025,074

		51,431,546
United States - 0.00%
Southern Copper Corp.	264	10,631

TOTAL COMMON STOCKS (Cost $280,908,546)		$345,910,674

PREFERRED SECURITIES - 2.40%
Brazil - 2.01%
AES Tiete SA	3,400	51,646
Banco Bradesco SA	43,235	883,158
Banco do Estado do Rio Grande do Sul SA	4,032	49,639
Bradespar SA	4,600	120,589
Brasil Telecom SA	10,204	90,999
Braskem SA, A Shares	4,100	54,344
Centrais Eletricas Brasileiras SA	4,300	80,646
Cia Paranaense de Energia	1,700	46,284
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (I)	2,523	103,723
Companhia de Bebidas das Americas	16,745	466,150
Companhia de Gas de Sao Paulo	600	16,593
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	51,529
Companhia Energetica de Minas Gerais	9,429	180,131
Companhia Energetica de Sao Paulo	2,583	49,203
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	29,872
Fertilizantes Fosfatados SA	6,500	63,063
Gerdau SA	17,000	210,229
Investimentos Itau SA	52,580	412,228
Itau Unibanco Holding SA	45,953	1,094,890
Klabin SA	16,000	64,680
Lojas Americanas SA	5,800	48,314
Metalurgica Gerdau SA	5,500	82,063
Petroleo Brasileiro SA	72,951	1,273,900
Suzano Papel e Celulose SA	2,375	21,893
Tam SA	1,749	33,745
Tele Norte Leste Participacoes SA	7,300	125,642
Telemar Norte Leste SA	1,600	54,341
Tim Participacoes SA	23,851	102,407
Usinas Siderurgicas de Minas Gerais SA	10,150	122,784
Vale SA	44,100	1,280,066
Vivo Participacoes SA	3,261	129,030

		7,393,781
Germany - 0.30%
Bayerische Motoren Werke AG	1,201	68,101
Henkel AG & Company KGaA	3,820	236,535
Porsche Automobil Holding SE	1,880	123,426
RWE AG	824	50,139
Volkswagen AG	3,781	614,642

		1,092,843
Malaysia - 0.00%
Malaysian Airline System BHD (I)	2,300	661
South Korea - 0.09%
Hyundai Motor Company, Ltd. -2nd Preferred	560	36,314
LG Electronics, Inc.	780	27,634
Samsung Electronics Company, Ltd.	440	251,311

		315,259

TOTAL PREFERRED SECURITIES (Cost $4,751,807)		$8,802,544

216

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.00%
B2W Cia Global Do Varejo (Expiration Date:
04/26/2011, Strike Price: BRL 21.62) (I)	326	$224
Porsche Automobil Holding SE (Expiration
Date: 04/12/2011, Strike Price:
EUR 38.00) (I)	1,880	16,298
TeliaSonera AB (Expiration Date: 03/25/11,
Strike Price: SEK 62.00) (I)	10,000	665

TOTAL RIGHTS (Cost $22,037)		$17,187

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	1,647
Henderson Land Development Company, Ltd.
(Expiration Date: 6/1/11: Strike Price:
HKD 58.00) (I)	4,905	296
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	1,395	659
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	777	624
Kinross Gold Corp. (Expiration Date: 9/17/14,
Strike Price: $21.30) (I)	605	1,685
UBI Banca SCPA (Expiration Date: 6/30/11,
Strike Price: EUR 12.30) (I)	22,878	29

TOTAL WARRANTS (Cost $2,883)		$4,940

SECURITIES LENDING COLLATERAL - 4.15%
John Hancock Collateral
Investment Trust, 0.2867%	1,524,837	15,258,898

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,259,140)		$15,258,898

SHORT-TERM INVESTMENTS - 1.22%
Money Market Funds* - 1.22%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.120%	$4,467,655	$4,467,655
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.130%	459	459

		4,468,114

TOTAL SHORT-TERM INVESTMENTS (Cost $4,468,114)		$4,468,114

Total Investments (International Equity Index Trust B)
(Cost $305,412,527) - 101.94%		$374,462,357
Other assets and liabilities, net - (1.94%)		(7,127,745)

TOTAL NET ASSETS - 100.00%		$367,334,612

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.43%
Australia - 6.15%
BHP Billiton, Ltd.	67,741	$3,246,662
Cochlear, Ltd.	17,553	1,506,814
CSL, Ltd.	42,017	1,552,339
QBE Insurance Group, Ltd.	63,887	1,166,359
WorleyParsons, Ltd.	78,728	2,520,262

		9,992,436
Belgium - 1.55%
Anheuser-Busch InBev NV	44,303	2,527,125

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 2.60%
Banco Bradesco SA, ADR	132,698	$2,753,484
Petroleo Brasileiro SA, SADR	41,263	1,466,487

		4,219,971
Canada - 6.30%
Agrium, Inc.	11,445	1,056,907
Canadian National Railway Company	10,973	827,927
Canadian Natural Resources, Ltd.	32,933	1,628,477
Cenovus Energy, Inc.	41,669	1,646,130
Encana Corp.	31,133	1,076,730
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	3,272	1,236,914
Suncor Energy, Inc.	38,421	1,723,100
Talisman Energy, Inc.	42,009	1,038,634

		10,234,819
China - 1.53%
Industrial & Commercial Bank of China, Ltd.	3,006,000	2,492,695
Denmark - 1.72%
Novo Nordisk A/S	22,237	2,787,219
France - 6.85%
BNP Paribas	28,432	2,080,570
Cap Gemini SA	33,193	1,929,738
Compagnie Generale des Etablissements
Michelin, Class B	10,139	856,785
Danone SA	29,439	1,922,942
Eutelsat Communications	25,605	1,022,581
Lafarge SA	12,884	803,527
Publicis Groupe SA	16,647	933,292
Total SA	25,846	1,573,416

		11,122,851
Germany - 6.02%
Adidas AG	30,342	1,916,278
Bayer AG	21,083	1,632,577
Bayerische Motoren Werke (BMW) AG	24,800	2,070,381
Fresenius Medical Care AG	23,651	1,587,957
Puma AG	2,776	815,402
SAP AG	28,540	1,750,995

		9,773,590
Hong Kong - 1.76%
Hutchison Whampoa, Ltd.	167,000	1,973,417
Li & Fung, Ltd.	172,000	883,826

		2,857,243
India - 1.80%
Bharat Heavy Electricals, Ltd.	15,180	700,197
Infosys Technologies, Ltd., ADR	31,089	2,229,081

		2,929,278
Ireland - 2.25%
Ryanair Holdings Plcryanair Holdings PLC	37,752	195,069
Shire PLC	119,311	3,464,367

		3,659,436
Israel - 1.75%
Teva Pharmaceutical Industries, Ltd., SADR	56,653	2,842,281
Japan - 9.21%
Canon, Inc.	36,000	1,566,723
Denso Corp.	38,400	1,274,152
Fanuc, Ltd.	12,900	1,939,146
Keyence Corp.	5,900	1,495,698
Komatsu, Ltd.	46,600	1,572,520
Nidec Corp.	34,100	2,951,671
Toyota Motor Corp.	47,000	1,879,996

217

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Company, Ltd.	34,280	$2,282,524

		14,962,430
Mexico - 3.65%
America Movil SAB de CV, Series L, ADR	51,922	3,016,668
Fomento Economico Mexicano SAB de CV	23,318	1,368,767
Grupo Televisa SA, SADR (I)	63,100	1,547,843

		5,933,278
Netherlands - 3.33%
Koninklijke (Royal) KPN NV	98,493	1,679,576
Koninklijke Ahold NV	116,644	1,564,696
Unilever NV	46,994	1,475,592
Vimpelcom, Ltd., ADR	48,543	685,427

		5,405,291
Philippines - 0.55%
Philippine Long Distance Telephone Company	16,555	886,194
Russia - 1.33%
Gazprom OAO, SADR (London Exchange)	66,458	2,153,848
Singapore - 2.96%
Keppel Corp., Ltd.	297,000	2,900,367
United Overseas Bank, Ltd.	128,000	1,908,904

		4,809,271
South Korea - 2.75%
Hyundai Mobis (I)	9,147	2,732,353
NHN Corp. (I)	9,996	1,743,854

		4,476,207
Sweden - 3.19%
Kinnevik Investment AB	37,218	867,700
Swedbank AB, Class A	83,297	1,425,861
Telefonaktiebolaget LM Ericsson, B Shares	107,126	1,377,613
Volvo AB, Series B (I)	86,157	1,513,851

		5,185,025
Switzerland - 7.04%
ABB, Ltd. (I)	43,703	1,052,189
Julius Baer Group, Ltd.	40,314	1,749,941
Nestle SA	48,432	2,779,015
Novartis AG (I)	38,830	2,105,253
Roche Holdings AG	13,558	1,936,644
Syngenta AG (I)	5,600	1,820,473

		11,443,515
Taiwan - 2.06%
Hon Hai Precision Industry Company, Ltd.	342,000	1,198,533
Taiwan Semiconductor
Manufacturing Company, Ltd.	895,000	2,145,902

		3,344,435
Turkey - 0.70%
Akbank AS	235,874	1,146,212
United Kingdom - 18.38%
BG Group PLC (I)	99,285	2,466,457
British American Tobacco PLC	51,350	2,063,532
Centrica PLC	407,839	2,127,116
Compass Group PLC	332,902	2,996,291
Imperial Tobacco Group PLC	92,848	2,872,430
Informa PLC	215,001	1,436,806
International Power PLC	382,366	1,889,120
Kingfisher PLC	357,474	1,409,279
Next PLC	45,004	1,429,469
Reckitt Benckiser Group PLC	18,383	944,157
Reed Elsevier PLC	182,422	1,579,747

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Royal Dutch Shell PLC, B Shares	59,949	$2,175,558
Smith & Nephew PLC	64,809	730,533
Tesco PLC	317,291	1,938,409
Vodafone Group PLC	825,974	2,338,672
WPP PLC	118,414	1,460,135

		29,857,711

TOTAL COMMON STOCKS (Cost $143,163,574)		$155,042,361

SHORT-TERM INVESTMENTS - 4.18%
Money Market Funds* - 4.18%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$6,786,756	$6,786,756

TOTAL SHORT-TERM INVESTMENTS (Cost $6,786,756)		$6,786,756

Total Investments (International Growth Stock Trust)
(Cost $149,950,330) - 99.61%		$161,829,117
Other assets and liabilities, net - 0.39%		630,257

TOTAL NET ASSETS - 100.00%		$162,459,374

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Australia - 8.47%
AGL Energy, Ltd.	85,492	$1,264,695
Alumina, Ltd.	455,250	1,159,464
Amcor, Ltd.	228,589	1,668,056
AMP, Ltd.	531,487	2,982,304
Asciano Group	545,896	981,894
Australia & New Zealand Banking Group, Ltd.	477,848	11,757,538
Australian Stock Exchange, Ltd.	32,676	1,162,902
Bendigo and Adelaide Bank, Ltd.	68,125	671,550
BHP Billiton, Ltd.	626,545	30,028,786
Billabong International, Ltd.	37,889	295,598
BlueScope Steel, Ltd.	343,699	700,977
Boral, Ltd.	135,140	698,179
Brambles, Ltd.	267,615	1,958,378
Caltex Australia, Ltd.	25,260	407,275
CFS Gandel Retail Trust	395,837	753,062
Coca-Cola Amatil, Ltd.	105,874	1,285,174
Cochlear, Ltd.	10,585	908,655
Commonwealth Bank of Australia	288,963	15,663,637
Computershare, Ltd.	82,928	794,466
Crown, Ltd.	84,593	712,294
CSL, Ltd.	102,233	3,777,048
CSR, Ltd.	94,480	320,256
Dexus Property Group	902,824	793,997
Fortescue Metals Group, Ltd.	232,543	1,536,552
Foster’s Group, Ltd.	360,218	2,129,818
General Property Trust, Ltd.	328,877	1,068,154
Goodman Fielder, Ltd.	258,293	328,467
Goodman Group	1,188,372	841,847
Harvey Norman Holding, Ltd.	99,365	308,065
Incitec Pivot, Ltd.	303,865	1,358,335
James Hardie Industries, Ltd. (I)	81,469	512,981
John Fairfax Holdings, Ltd. (L)	396,071	528,197
Leighton Holdings, Ltd. (L)	25,316	771,370
Lend Lease Corp.	100,242	939,179
MacArthur Coal, Ltd.	33,524	401,867

218

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Macquarie Airports, Ltd.	69,427	$218,197
Macquarie Group, Ltd. (L)	64,527	2,439,338
Metcash, Ltd.	143,503	617,293
Mirvac Group, Ltd.	637,298	820,735
National Australia Bank, Ltd.	398,798	10,667,185
Newcrest Mining, Ltd.	142,760	5,898,334
NRMA Insurance Group, Ltd.	387,887	1,439,894
OneSteel, Ltd.	249,130	627,644
Orica, Ltd.	67,555	1,840,887
Origin Energy, Ltd.	165,032	2,755,803
Oxiana, Ltd.	604,212	994,991
Paladin Resources, Ltd. (I)(L)	128,557	480,404
Qantas Airways, Ltd.	207,623	467,513
QBE Insurance Group, Ltd.	196,196	3,581,872
QR National, Ltd. (I)	318,665	1,105,359
Ramsay Health Care, Ltd.	24,551	485,448
Rio Tinto, Ltd.	81,296	7,114,007
Santos, Ltd.	155,756	2,493,281
Sims Group, Ltd.	30,515	551,806
Sonic Healthcare, Ltd.	68,844	852,722
SP Ausnet	254,926	231,831
Stockland	444,600	1,706,341
Suncorp-Metway, Ltd.	239,050	2,092,391
TABCORP Holdings, Ltd.	127,780	989,325
Tattersall’s, Ltd.	242,703	586,790
Telstra Corp., Ltd.	812,483	2,368,399
Toll Holdings, Ltd.	124,917	765,502
Transurban Group, Ltd.	241,997	1,345,242
Wesfarmers, Ltd.	187,531	6,156,307
Wesfarmers, Ltd.	28,339	941,842
Westfield Group	409,019	3,948,352
Westfield Retail Trust	538,572	1,458,684
Westpac Banking Corp.	557,774	14,020,983
Woodside Petroleum, Ltd.	116,436	5,630,888
Woolworths, Ltd.	226,202	6,286,022
WorleyParsons, Ltd.	35,849	1,147,608

		186,600,237
Austria - 0.33%
Erste Group Bank AG	35,276	1,780,359
Immoeast AG (I)	77,994	0
Immofinanz AG (I)(L)	185,080	835,807
Oesterreichische Elektrizitaets AG, Class A	12,704	564,142
OMV AG	27,986	1,264,280
Raiffeisen International Bank Holding AG (L)	9,145	507,618
Telekom Austria AG	61,984	907,446
Voestalpine AG	20,500	962,680
Wiener Staedtische Allgemeine
Versicherung AG	7,188	410,560

		7,232,892
Belgium - 0.90%
Ageas	416,803	1,187,130
Anheuser-Busch InBev NV	134,727	7,685,078
Bekaert SA	7,253	827,693
Belgacom SA	28,380	1,100,236
Colruyt SA	14,071	741,339
Compagnie Nationale A Portefeuille, ADR (I)	5,038	347,292
Delhaize Group SA	18,919	1,541,052
Dexia SA (I)	103,625	403,817
Groupe Bruxelles Lambert SA	15,054	1,407,141
KBC Bancassurance Holding NV	30,049	1,130,393
Mobistar SA	5,040	349,700
Solvay SA	11,062	1,310,354
UCB SA	18,816	715,033

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Umicore	21,269	$1,056,258

		19,802,516
Bermuda - 0.08%
Seadrill, Ltd.	51,689	1,868,010
Cayman Islands - 0.08%
Sands China, Ltd. (I)	450,400	1,002,477
Wynn Macau, Ltd.	290,400	809,749

		1,812,226
China - 0.01%
Foxconn International Holdings, Ltd. (I)	401,000	240,371
Denmark - 1.03%
A P Moller Maersk A/S	102	937,365
A P Moller Maersk A/S, Series A (L)	246	2,313,882
Carlsberg A/S	19,957	2,149,264
Coloplast A/S	4,260	616,510
Danske Bank A/S	84,740	1,876,570
DSV A/S, ADR	39,021	963,406
Novo Nordisk A/S	78,102	9,789,421
Novozymes A/S, B Shares	8,603	1,314,544
Pandora A/S	10,926	555,812
TrygVesta A/S	4,772	280,637
Vestas Wind Systems A/S (I)	38,004	1,649,212
William Demant Holdings A/S (I)	4,367	377,688

		22,824,311
Finland - 1.05%
Elisa OYJ, Class A (L)	24,889	547,827
Fortum OYJ (L)	82,866	2,818,319
Kesko OYJ	12,516	585,896
Kone OYJ	29,048	1,671,583
Metra OYJ	29,438	1,149,149
Metso OYJ (L)	23,841	1,281,823
Neste Oil OYJ (L)	23,975	494,126
Nokia OYJ	698,666	5,944,936
Nokian Renkaat OYJ	20,170	859,008
Orion OYJ, Series B (L)	17,388	421,749
Outokumpu OYJ (L)	23,959	414,688
Pohjola Bank OYJ (L)	25,840	352,323
Rautaruukki OYJ (L)	15,750	377,535
Sampo OYJ	78,371	2,500,718
Sanoma OYJ	15,170	343,633
Stora Enso OYJ, Series R	108,534	1,292,773
UPM-Kymmene OYJ	97,006	2,051,499

		23,107,585
France - 9.49%
Accor SA	27,391	1,229,835
Aeroports de Paris	5,553	511,535
Air France KLM	25,271	420,418
Air Liquide SA	52,833	7,029,937
Alcatel-Lucent	432,514	2,495,254
Alstom SA	38,423	2,272,694
Atos Origin SA (I)	8,480	497,765
AXA SA	320,424	6,699,309
BioMerieux SA	2,208	231,590
BNP Paribas	178,824	13,085,815
Bouygues SA	43,127	2,070,810
Bureau Veritas SA	9,183	722,033
Cap Gemini SA	27,608	1,605,043
Carrefour SA (I)	111,782	4,954,631
Casino Guichard Perrachon SA	10,299	974,679
Christian Dior SA	11,866	1,670,654
Cie de Saint-Gobain	74,271	4,547,407

219

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cie Generale de Geophysique-Veritas (I)	26,836	$970,003
CNP Assurances SA	27,794	590,182
Compagnie Generale des Etablissements
Michelin, Class B	32,936	2,783,219
Credit Agricole SA	179,223	2,942,941
Danone SA	108,790	7,106,112
Dassault Systemes SA	11,046	849,813
Edenred (I)	29,500	889,791
EDF SA	48,288	2,001,413
Eiffage SA	7,573	455,490
Eramet	994	367,252
Essilor International SA	37,724	2,803,205
Eurazeo	5,423	424,207
European Aeronautic Defence &
Space Company (I)	76,148	2,219,368
Eutelsat Communications	18,528	739,949
Fonciere Des Regions	5,003	533,227
France Telecom SA	345,902	7,759,274
GDF Suez	230,836	9,418,630
Gecina SA	3,514	484,807
Groupe Eurotunnel SA	99,661	1,060,392
ICADE	4,349	536,507
Iliad SA	3,041	364,613
Imerys SA	7,056	518,039
JC Decaux SA (I)	12,425	417,755
Klepierre SA	17,736	720,001
L’Oreal SA	44,716	5,208,100
Lafarge SA	37,408	2,332,999
Lagardere S.C.A (I)	22,018	941,406
Legrand SA, ADR	29,457	1,225,018
LVMH Moet Hennessy Louis Vuitton SA	45,703	7,233,283
M6-Metropole Television	12,031	314,340
Natixis (I)	162,763	922,066
Neopost SA	5,947	520,785
PagesJaunes Groupe SA (L)	23,589	236,568
Pernod-Ricard SA	36,971	3,457,307
Peugeot SA (I)	28,382	1,123,325
PPR	14,168	2,171,390
Publicis Groupe SA	23,241	1,302,976
Renault SA	35,861	1,982,544
Safran SA	31,121	1,101,694
Sanofi-Aventis SA	195,658	13,741,408
Schneider Electric SA	45,350	7,751,411
SCOR SE (I)	31,524	858,271
Societe BIC SA	4,996	443,928
Societe Generale	118,366	7,696,471
Societe Television Francaise	21,964	403,248
Sodexho Alliance	17,589	1,283,728
STMicroelectronics NV	118,884	1,473,412
Suez Environnement SA	50,245	1,039,464
Technip SA	18,359	1,961,081
Thales SA	16,757	669,157
Total SA	394,316	24,004,614
Unibail-Rodamco SE	17,107	3,706,767
Vallourec SA	20,656	2,318,595
Veolia Environnement SA	64,950	2,019,683
Vinci SA	82,388	5,147,162
Vivendi SA	230,685	6,584,206

		209,152,006
Germany - 7.83%
Adidas AG (I)	39,032	2,465,103
Allianz SE	84,681	11,881,499
Axel Springer AG	2,769	447,988
BASF SE	171,354	14,856,813

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Bayer AG	154,278	$11,946,625
Bayerische Motoren Werke (BMW) AG	61,771	5,156,835
Beiersdorf AG	18,805	1,147,912
Brenntag AG (I)	5,285	586,968
Celesio AG (I)	14,321	352,107
Commerzbank AG (I)(L)	157,579	1,228,049
Continental AG (I)	9,328	842,782
Daimler AG (L)	168,355	11,880,627
Deutsche Bank AG	173,409	10,196,691
Deutsche Boerse AG	36,380	2,760,490
Deutsche Lufthansa AG	42,718	905,653
Deutsche Post AG (I)	157,891	2,849,681
Deutsche Telekom AG (I)	528,874	8,171,918
E.ON AG	335,981	10,265,848
Fraport AG, ADR	6,873	503,857
Fresenius AG	20,357	1,883,541
Fresenius Medical Care AG (I)	36,136	2,426,214
GEA Group AG	30,863	1,016,229
Hannover Rueckversicherung AG	11,286	616,024
HeidelbergCement AG	26,235	1,832,543
Henkel AG & Company, KGaA (L)	24,233	1,266,395
Hochtief AG (I)	7,901	850,616
Infineon Technologies AG	202,744	2,078,295
K&S AG	26,782	2,021,763
Kabel Deutschland Holding AG (I)	10,074	534,209
Lanxess AG	15,522	1,161,099
Linde AG (I)	31,543	4,982,098
MAN AG (I)	19,725	2,458,929
Merck KGAA (L)	12,056	1,087,845
Metro AG	24,187	1,653,618
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	35,162	5,529,290
Puma AG	988	290,208
Qiagen AG (I)	43,438	867,384
RWE AG	78,119	4,994,171
Salzgitter AG	7,871	621,583
SAP AG	160,194	9,828,273
Siemens AG	153,501	21,027,059
Suedzucker AG	12,400	345,650
ThyssenKrupp AG	62,390	2,557,595
TUI AG (L)	25,879	309,427
United Internet AG	22,451	403,480
Volkswagen AG	5,504	844,212
Wacker Chemie AG	2,927	658,335

		172,593,531
Greece - 0.27%
Alpha Bank A.E. (I)	94,959	613,660
Bank of Cyprus PCL	158,970	577,578
Coca-Cola Hellenic Bottling Company SA	34,222	918,204
EFG Eurobank Ergasias SA	60,460	376,449
Hellenic Telecommunications Organization SA	45,842	511,578
National Bank of Greece SA	178,371	1,585,529
OPAP SA	41,659	891,094
Public Power Corp. SA	21,702	377,859

		5,851,951
Hong Kong - 2.63%
AIA Group, Ltd. (I)	1,460,600	4,503,243
ASM Pacific Technology, Ltd.	36,900	463,293
Bank of East Asia, Ltd.	285,400	1,215,098
BOC Hong Kong Holdings, Ltd.	690,672	2,249,159
Cathay Pacific Airways, Ltd.	220,218	526,230
Cheung Kong Holdings, Ltd.	259,000	4,218,481
Cheung Kong Infrastructure Holdings, Ltd.	83,228	394,014

220

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings, Ltd.	359,000	$2,912,363
Esprit Holdings, Ltd.	216,279	988,558
Hang Lung Group, Ltd.	150,000	937,196
Hang Lung Properties, Ltd.	458,674	2,005,080
Hang Seng Bank, Ltd.	142,681	2,303,907
Henderson Land Development Company, Ltd.	202,489	1,402,715
Hong Kong & China Gas Company, Ltd.	803,549	1,925,419
Hong Kong Electric Holdings, Ltd.	258,918	1,725,400
Hong Kong Exchanges & Clearing, Ltd.	191,100	4,142,848
Hopewell Holdings, Ltd.	106,500	318,311
Hutchison Whampoa, Ltd.	398,000	4,703,114
Hysan Development Company, Ltd.	118,000	486,202
Kerry Properties, Ltd.	133,703	672,369
Li & Fung, Ltd.	524,000	2,692,586
Lifestyle International Holdings, Ltd.	110,000	264,135
MTR Corp., Ltd.	269,233	992,167
New World Development Company, Ltd.	475,815	840,190
Noble Group, Ltd.	560,818	950,207
NWS Holdings, Ltd.	245,000	374,108
Orient Overseas International, Ltd.	41,000	429,077
PCCW, Ltd.	748,000	310,933
Shangri-La Asia, Ltd.	264,000	673,200
Sino Land Company, Ltd.	486,316	867,990
SJM Holdings, Ltd.	302,000	531,487
Sun Hung Kai Properties, Ltd.	264,000	4,172,965
Swire Pacific, Ltd.	143,837	2,112,611
The Link REIT	413,747	1,298,567
Wharf Holdings, Ltd.	282,373	1,954,716
Wheelock and Company, Ltd.	171,000	642,485
Wing Hang Bank, Ltd.	33,064	391,594
Yue Yuen Industrial Holdings, Ltd.	138,933	440,476

		58,032,494
Ireland - 0.48%
Bank of Ireland (I)	640,644	199,503
CRH PLC	132,292	3,043,853
Elan Corp. PLC (I)	93,038	641,068
Elan Corp. PLC - Euro Comp Exchange	79	544
Experian PLC	188,346	2,333,013
Kerry Group PLC	26,197	975,260
Ryanair Holdings PLC, SADR (L)	12,022	334,212
Shire PLC	104,887	3,045,546

		10,572,999
Israel - 0.72%
Bank Hapoalim, Ltd. (I)	185,020	961,143
Bank Leumi Le-Israel, Ltd.	219,928	1,124,736
Bezek Israeli Telecommunications Corp., Ltd.	325,568	964,243
Cellcom Israel, Ltd.	9,249	303,541
Delek Group, Ltd.	742	200,941
Elbit Systems, Ltd.	4,382	243,768
Israel Chemicals, Ltd.	82,737	1,359,720
Israel Corp., Ltd.	432	516,754
Israel Discount Bank, Ltd. (I)	142,729	300,628
Makhteshim-Agan Industries, Ltd.	42,840	226,383
Mizrahi Tefahot Bank, Ltd.	22,944	258,814
Nice Systems, Ltd. (I)	11,715	432,673
Partner Communications Company, Ltd.	15,938	302,745
Teva Pharmaceutical Industries, Ltd.	174,633	8,761,200

		15,957,289
Italy - 2.71%
A2A SpA	205,118	332,554
Assicurazioni Generali SpA	217,838	4,718,410
Autogrill SpA (I)	21,413	301,362
Autostrade SpA	55,993	1,283,816

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Carige SpA (L)(I)	105,535	$249,970
Banca Intesa SpA	174,467	461,272
Banca Monte dei Paschi di Siena SpA (I)(L)	415,038	518,106
Banche Popolari Unite SpA	113,282	969,410
Banco Popolare Societa Cooperativa	286,783	855,651
Beni Stabili SpA	52	52
BGP Holdings PLC (I)	1,690,087	2
Enel Green Power SpA (I)	326,505	906,275
Enel SpA	1,228,015	7,740,236
Eni SpA	485,713	11,923,023
Exor SpA	11,999	369,250
Fiat Industrial SpA (I)	142,641	2,045,653
Fiat SpA	142,639	1,292,539
Finmeccanica SpA	75,505	951,060
Intesa Sanpaolo SpA	1,436,922	4,254,610
Luxottica Group SpA	21,754	711,308
Mediaset SpA	132,233	841,031
Mediobanca SpA	88,362	904,413
Parmalat SpA (I)	323,298	1,083,924
Pirelli & Company SpA	44,513	391,199
Prysmian SpA	38,058	816,558
Saipem SpA	49,394	2,623,340
Snam Rete Gas SpA	266,474	1,498,493
Telecom Italia SpA	1,750,973	2,696,319
Telecom Italia SpA	1,124,243	1,514,115
Terna Rete Elettrica Nazionale SpA	243,066	1,164,585
UniCredit Italiano SpA	2,516,990	6,224,888

		59,643,424
Japan - 19.43%
ABC-MART, Inc.	4,900	178,198
Advantest Corp.	29,800	536,672
AEON Company, Ltd.	111,900	1,296,845
AEON Credit Service Company, Ltd.	14,600	200,974
Aeon Mall Company, Ltd.	15,200	326,367
Air Water, Inc.	28,000	338,026
Aisin Seiki Company, Ltd.	35,700	1,239,500
Ajinomoto Company, Inc.	124,000	1,279,500
Alfresa Holdings Corp.	7,276	279,476
All Nippon Airways Company, Ltd.	155,000	462,130
Amada Company, Ltd.	67,000	559,005
Aozora Bank, Ltd. (L)	92,000	207,935
Asahi Breweries, Ltd.	72,200	1,200,440
Asahi Glass Company, Ltd.	189,000	2,376,701
Asahi Kasei Corp. (L)	236,000	1,568,880
Asics Corp.	27,000	360,952
Astellas Pharma, Inc. (L)	83,000	3,060,522
Bank of Kyoto, Ltd.	60,000	530,897
Bank of Yokohama, Ltd.	229,000	1,087,461
Benesse Holdings, Inc.	12,900	528,066
Bridgestone Corp.	121,400	2,524,461
Brother Industries, Ltd.	44,100	647,874
Canon Sales Company, Inc.	11,400	140,336
Canon, Inc.	211,500	9,204,496
Casio Computer Company, Ltd.	44,400	351,229
Central Japan Railway Company, Ltd.	281	2,226,244
Chiba Bank, Ltd.	142,000	795,528
Chiyoda Corp.	29,000	265,665
Chubu Electric Power Company, Inc.	121,000	2,691,152
Chugai Pharmaceutical Company, Ltd.	41,700	717,894
Chugoku Bank, Ltd.	32,000	363,164
Chugoku Electric Power Company, Inc.	55,400	1,024,347
Chuo Mitsui Trust Holdings, Inc. (L)	186,000	659,654
Citizen Watch Company, Ltd.	45,900	264,320
Coca-Cola West Japan Company, Ltd.	10,423	196,661

221

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Cosmo Oil Company, Ltd.	111,000	$345,624
Credit Saison Company, Ltd.	27,800	447,180
Dai Nippon Printing Company, Ltd.	104,000	1,266,554
Daicel Chemical Industries, Ltd.	51,466	317,409
Daido Steel Company, Ltd.	53,000	301,383
Daihatsu Motor Company, Ltd.	36,000	524,549
Daiichi Sankyo Company, Ltd.	125,700	2,426,956
Daikin Industries, Ltd.	43,700	1,308,688
Dainippon Sumitomo Pharma Company, Ltd.	29,700	276,719
Daito Trust Construction Company, Ltd.	14,200	968,058
Daiwa House Industry Company, Ltd.	89,000	1,087,012
Daiwa Securities Group, Inc.	310,000	1,423,660
Dena Company, Ltd.	15,500	559,960
Denki Kagaku Kogyo Kabushiki Kaisha	89,000	438,687
Denso Corp.	90,700	3,009,522
Dentsu, Inc.	31,100	795,298
Dowa Holdings Company, Ltd.	46,466	289,365
East Japan Railway Company (L)	63,400	3,483,871
Eisai Company, Ltd. (L)	47,000	1,686,078
Electric Power Development Company, Ltd.	21,700	668,375
Elpida Memory, Inc. (I)(L)	34,200	440,349
FamilyMart Company, Ltd.	11,900	443,098
Fanuc, Ltd.	35,700	5,366,474
Fast Retailing Company, Ltd.	9,900	1,238,988
Fuji Electric Holdings Company, Ltd.	104,000	323,722
Fuji Heavy Industries, Ltd.	110,000	708,824
Fuji Television Network, Inc.	89	124,544
FUJIFILM Holdings Corp.	86,400	2,675,720
Fujitsu, Ltd.	348,000	1,966,338
Fukuoka Financial Group, Inc.	144,000	598,990
Furukawa Electric Company, Ltd. (L)	118,638	479,230
Gree, Inc.	17,000	285,105
GS Yuasa Corp. (L)	70,000	465,376
Gunma Bank	74,000	392,330
Hakuhodo DY Holdings, Inc.	4,350	226,768
Hamamatsu Photonics KK	12,500	495,161
Hankyu Hanshin Holdings, Inc.	213,000	983,313
Hino Motors, Ltd.	48,000	234,864
Hirose Electric Company, Ltd.	6,000	640,591
Hisamitsu Pharmaceutical Company, Inc.	12,500	504,178
Hitachi Chemical, Ltd.	19,400	394,390
Hitachi Construction
Machinery Company, Ltd.	18,100	453,262
Hitachi High-Technologies Corp.	12,900	257,287
Hitachi Metals, Ltd.	30,000	377,975
Hitachi, Ltd.	843,000	4,347,325
Hokkaido Electric Power Company, Inc.	34,200	663,195
Hokuhoku Financial Group, Inc.	234,000	455,735
Hokuriku Electric Power Company	32,900	740,912
Honda Motor Company, Ltd.	304,100	11,383,437
Hoya Corp. (L)	81,100	1,850,539
Ibiden Company, Ltd.	24,000	752,847
Idemitsu Kosan Company, Ltd.	4,100	480,091
Inpex Corp.	409	3,076,765
Isetan Mitsukoshi Holdings, Ltd. (L)	69,900	629,419
Ishikawajima-Harima Heavy
Industries Company, Ltd.	246,000	591,590
Isuzu Motors, Ltd.	222,000	878,072
ITO EN, Ltd.	10,294	177,995
Itochu Corp.	280,900	2,941,379
Itochu Techno-Science Corp.	5,400	172,335
Iyo Bank, Ltd.	45,000	374,910
J Front Retailing Company, Ltd.	90,000	374,369
Japan Petroleum Exploration Company, Ltd.	5,300	265,064
Japan Prime Realty Investment Corp.	127	339,970

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Real Estate Investment Corp.	91	$856,045
Japan Retail Fund Investment Corp.	301	471,149
Japan Tobacco, Inc.	840	3,006,299
JFE Holdings, Inc.	85,900	2,513,592
JGC Corp.	38,000	883,344
Joyo Bank, Ltd.	123,000	477,978
JS Group Corp.	46,700	1,212,695
JSR Corp.	33,400	660,770
Jupiter Telecommunications Company, Ltd.	455	444,714
JX Holdings, Inc.	419,000	2,820,870
Kajima Corp.	158,000	441,737
Kamigumi Company, Ltd.	46,000	393,195
Kaneka Corp.	55,171	384,035
Kansai Electric Power Company, Ltd. (L)	140,100	3,032,556
Kansai Paint Company, Ltd.	40,000	343,359
Kao Corp. (L)	100,800	2,514,547
Kawasaki Heavy Industries, Ltd.	265,000	1,166,025
Kawasaki Kisen Kaisha, Ltd.	129,000	476,112
KDDI Corp.	544	3,338,747
Keihin Electric Express
Railway Company, Ltd. (L)	87,000	620,174
Keio Corp.	108,000	645,299
Keisei Electric Railway Company, Ltd.	51,000	292,462
Keyence Corp.	7,800	1,977,364
Kikkoman Corp.	29,000	273,335
Kinden Corp.	25,409	231,241
Kintetsu Corp. (L)	303,000	970,133
Kirin Holdings Company, Ltd.	157,000	2,063,008
Kobe Steel Company, Ltd.	464,000	1,188,703
Koito Manufacturing Company, Ltd.	18,000	288,459
Komatsu, Ltd.	177,100	5,976,251
Konami Corp.	17,400	317,164
Konica Minolta Holdings, Inc.	89,500	749,958
Koyo Seiko Company, Ltd.	41,600	535,306
Kubota Corp.	216,000	2,015,532
Kuraray Company, Ltd.	64,400	829,969
Kurita Water Industries, Ltd.	21,000	620,810
Kyocera Corp.	30,300	3,070,798
Kyowa Hakko Kogyo Company, Ltd.	48,000	450,108
Kyushu Electric Power Company, Inc.	70,800	1,383,145
Lawson, Inc.	11,200	539,937
Mabuchi Motor Company, Ltd.	4,700	221,606
Makita Corp.	20,900	972,385
Marubeni Corp.	308,000	2,217,985
Marui Company, Ltd.	41,700	269,210
Maruichi Steel Tube, Ltd.	8,700	214,937
Matsui Securities Company, Ltd.	22,800	123,895
Matsushita Electric Industrial Company, Ltd.	366,100	4,656,574
Mazda Motor Corp. (I)	282,000	620,414
McDonald’s Holdings Company, Ltd.	12,400	297,488
Mediceo Holdings Company, Ltd.	27,410	242,531
MEIJI Holdings Company, Ltd.	12,900	518,761
Minebea Company, Ltd.	63,000	347,644
Miraca Holdings, Inc.	10,400	398,221
Mitsubishi Chemical Holdings Corp.	238,500	1,499,585
Mitsubishi Corp. (L)	253,300	7,031,374
Mitsubishi Electric Corp.	360,000	4,199,629
Mitsubishi Estate Company, Ltd.	221,000	3,738,242
Mitsubishi Gas & Chemicals Company, Inc.	72,171	510,887
Mitsubishi Heavy Industries, Ltd.	567,000	2,576,922
Mitsubishi Logistics Corp.	22,057	246,610
Mitsubishi Materials Corp. (L)	208,000	705,170
Mitsubishi Motors Corp. (I)	723,000	886,583
Mitsubishi UFJ Financial Group (L)	2,376,000	10,968,791

222

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease &
Finance Company, Ltd.	10,890	$436,621
Mitsui & Company, Ltd. (L)	324,200	5,811,279
Mitsui Chemicals, Inc.	162,000	572,590
Mitsui Engineering &
Shipbuilding Company, Ltd.	132,000	315,797
Mitsui Fudosan Company, Ltd.	156,000	2,532,774
Mitsui Mining & Smelting Company, Ltd.	107,000	371,760
Mitsui O.S.K. Lines, Ltd.	214,000	1,232,340
Mitsui Sumitomo Insurance Group Holdings	100,500	2,288,375
Mitsumi Electric Company, Ltd.	14,800	196,966
Mizuho Financial Group, Inc. (L)	3,818,700	6,335,424
Mizuho Trust & Banking Company, Ltd. (L)	282,000	254,268
Murata Manufacturing Company, Ltd.	37,800	2,722,073
Nabtesco Corp.	17,800	444,235
Namco Bandai Holdings, Inc.	35,100	382,733
NEC Corp. (I)	486,000	1,057,538
NGK INSULATORS, Ltd.	47,000	840,214
NGK Spark Plug Company, Ltd.	30,000	409,714
NHK Spring Company, Ltd.	27,000	267,468
Nidec Corp. (L)	20,300	1,757,153
Nikon Corp.	59,800	1,232,953
Nintendo Company, Ltd.	18,500	4,997,535
Nippon Building Fund, Inc.	102	989,408
Nippon Electric Glass Company, Ltd.	65,000	920,534
Nippon Express Company, Ltd.	158,000	605,939
Nippon Meat Packers, Inc.	33,762	425,779
Nippon Paper Group, Inc.	18,500	389,988
Nippon Sheet Glass Company, Ltd.	169,000	487,617
Nippon Steel Corp.	953,000	3,047,584
Nippon Telegraph & Telephone Corp.	89,200	4,001,677
Nippon Yusen Kabushiki Kaisha	286,000	1,117,456
Nishi-Nippon City Bank, Ltd.	127,000	364,907
Nissan Chemical Industries, Ltd.	26,000	268,815
Nissan Motor Company, Ltd.	463,900	4,115,872
Nisshin Seifun Group, Inc.	35,500	409,287
Nisshin Steel Company	130,000	279,755
Nisshinbo Holdings, Inc.	23,409	227,111
Nissin Food Products Company, Ltd.	12,100	425,717
Nitori Company, Ltd.	6,900	602,406
Nitto Denko Corp.	30,800	1,612,183
NKSJ Holdings, Inc. (L)	263,000	1,690,680
NOK Corp.	19,300	338,850
Nomura Holdings, Inc. (L)	659,100	3,446,844
Nomura Real Estate Holdings, Inc.	17,800	269,846
Nomura Real Estate Office Fund, Inc.	51	345,191
Nomura Research Institute, Ltd.	18,900	417,172
NSK, Ltd.	82,285	709,285
NTN Corp.	89,000	426,918
NTT Data Corp.	236	729,449
NTT DoCoMo, Inc. (L)	2,860	4,977,510
NTT Urban Development Corp.	215	180,157
Obayashi Corp.	121,000	537,485
OBIC Company, Ltd.	1,300	243,395
Odakyu Electric Railway Company, Ltd. (L)	117,000	986,018
Oji Paper Company, Ltd.	159,000	755,049
Olympus Corp.	40,500	1,126,677
Omron Corp.	37,900	1,065,283
Ono Pharmaceutical Company, Ltd.	15,800	773,056
Oracle Corp.	7,100	294,092
Oriental Land Company, Ltd.	9,300	739,036
ORIX Corp. (L)	19,530	1,829,030
Osaka Gas Company, Ltd. (L)	362,000	1,435,277
Otsuka Corp.	2,900	186,523
Otsuka Holdings Company, Ltd.	46,800	1,155,142

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	1,351	$1,204,552
Resona Holdings, Inc.	343,100	1,633,417
Ricoh Company, Ltd. (L)	125,000	1,466,699
Rinnai Corp.	6,600	437,990
Rohm Company, Ltd.	18,300	1,136,309
Sankyo Company, Ltd.	10,000	512,743
Santen Pharmaceutical Company, Ltd.	13,800	546,464
Sapporo Hokuyo Holdings, Inc.	59,600	286,607
Sapporo Holdings, Ltd.	48,000	178,889
SBI Holdings, Inc.	3,731	469,627
Secom Company, Ltd.	39,200	1,810,685
Sega Sammy Holdings, Inc.	37,000	633,251
Seiko Epson Corp.	24,322	386,789
Sekisui Chemical Company, Ltd.	81,000	633,938
Sekisui House, Ltd.	107,000	996,063
Senshu Ikeda Holdings, Inc.	122,400	164,185
Seven & I Holdings Company, Ltd.	140,500	3,584,287
Seven Bank, Ltd.	114	228,562
Sharp Corp. (L)	187,000	1,835,776
Shikoku Electric Power Company, Inc.	32,600	886,918
Shimadzu Corp.	47,000	417,564
Shimamura Company, Ltd.	4,100	361,301
Shimano, Inc.	12,400	619,404
Shimizu Corp. (L)	110,000	489,300
Shin-Etsu Chemical Company, Ltd.	76,600	3,807,899
Shinko Electric Industries Company, Ltd.	12,600	129,060
Shinko Securities Company, Ltd. (I)	106,000	281,630
Shinsei Bank, Ltd.	173,000	201,844
Shionogi & Company, Ltd.	55,700	950,208
Shiseido Company, Ltd.	63,400	1,097,572
Shizuoka Bank, Ltd.	112,000	926,377
Showa Denko KK	265,161	532,362
Showa Shell Sekiyu KK	35,255	367,893
SMC Corp.	10,000	1,629,212
Softbank Corp.	151,400	5,986,207
Sojitz Holdings Corp.	234,100	459,774
Sony Corp.	187,500	5,946,728
Sony Financial Holdings, Inc.	32,400	636,444
Square Enix Company, Ltd.	12,000	205,809
Stanley Electric Company, Ltd.	27,100	445,247
Sumco Corp.	21,700	437,496
Sumitomo Chemical Company, Ltd. (L)	294,000	1,466,819
Sumitomo Corp.	210,000	3,001,803
Sumitomo Electric Industries, Ltd.	140,700	1,946,931
Sumitomo Heavy Industries, Ltd.	102,990	672,320
Sumitomo Metal Industries, Ltd.	627,000	1,402,044
Sumitomo Metal Mining Company, Ltd.	97,000	1,668,755
Sumitomo Mitsui Financial Group (L)	250,600	7,790,955
Sumitomo Realty &
Development Company, Ltd.	67,000	1,340,322
Sumitomo Rubber Industries, Inc.	32,000	323,370
Suruga Bank, Ltd.	38,000	337,148
Suzuken Company, Ltd.	12,300	324,431
Suzuki Motor Corp.	62,800	1,403,525
Sysmex Corp.	12,600	442,849
T&D Holdings, Inc.	50,850	1,253,216
Taisei Corp.	191,000	470,726
Taisho Pharmaceuticals Company, Ltd.	26,000	562,635
Taiyo Nippon Sanso Corp.	49,000	403,821
Takashimaya Company, Ltd.	48,819	309,113
Takeda Pharmaceutical Company, Ltd. (L)	139,900	6,525,751
Tanabe Seiyaku Company, Ltd.	41,900	680,031
TDK Corp.	23,000	1,359,041
Teijin, Ltd.	175,000	782,640
Terumo Corp.	31,500	1,660,585

223

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The 77th Bank, Ltd.	65,000	$326,641
The Dai-ichi Life Insurance Company, Ltd.	1,493	2,252,603
The Hachijuni Bank, Ltd.	80,000	460,688
The Hiroshima Bank, Ltd.	93,000	403,619
The Japan Steel Works, Ltd.	59,000	453,982
The Sumitomo Trust &
Banking Company, Ltd.	266,000	1,378,288
The Tokyo Electric Power Company, Inc.	269,900	1,512,063
THK Company, Ltd.	22,500	560,421
Tobu Railway Company, Ltd. (L)	152,000	621,303
Toho Company, Ltd.	19,333	277,281
Toho Gas Company, Ltd.	78,000	399,165
Tohoku Electric Power Company, Inc. (L)	79,700	1,338,264
Tokio Marine Holdings, Inc.	135,100	3,612,195
Tokuyama Corp.	59,000	314,931
Tokyo Electron, Ltd.	32,000	1,763,886
Tokyo Gas Company, Ltd. (L)	475,000	2,154,831
Tokyo Steel Manufacturing Company, Ltd.	19,000	221,796
Tokyo Tatemono Company, Ltd.	73,000	272,938
Tokyu Corp.	212,000	870,450
Tokyu Land Corp.	84,000	365,569
TonenGeneral Sekiyu KK	53,000	654,376
Toppan Printing Company, Ltd.	104,000	820,197
Toray Industries, Inc.	274,000	1,964,966
Toshiba Corp.	751,000	3,674,645
Tosoh Corp.	95,228	342,308
Toto, Ltd.	52,000	413,849
Toyo Seikan Kaisha, Ltd.	28,400	465,708
Toyo Suisan Kaisha, Ltd.	18,000	390,815
Toyoda Gosei Company, Ltd.	12,134	249,935
Toyota Boshoku Corp.	12,400	176,315
Toyota Industries Corp.	33,400	1,000,996
Toyota Motor Corp.	514,600	20,583,958
Toyota Tsusho Corp.	39,800	656,475
Trend Micro, Inc.	18,400	485,823
Tsumura & Company, Ltd.	11,200	351,431
Ube Industries, Ltd.	179,000	570,269
Unicharm Corp.	23,200	838,652
UNY Company, Ltd.	35,300	326,750
Ushio, Inc.	19,500	381,420
USS Company, Ltd.	4,093	318,366
West Japan Railway Company, Ltd.	317	1,213,099
Yahoo! Japan Corp.	2,711	969,937
Yakult Honsha Company, Ltd.	18,057	461,519
Yamada Denki Company, Ltd.	15,330	1,020,744
Yamaguchi Financial Group, Inc.	39,000	361,024
Yamaha Corp.	29,600	333,092
Yamaha Motor Company, Ltd.	48,900	845,127
Yamato Kogyo Company, Ltd.	7,900	263,080
Yamato Transport Company, Ltd.	74,200	1,150,733
Yamazaki Baking Company, Ltd.	23,000	267,937
Yaskawa Electric Corp.	42,000	497,860
Yokogawa Electric Corp.	40,214	306,512

		428,252,270
Luxembourg - 0.49%
ArcelorMittal	160,164	5,803,294
Millicom International Cellular SA	14,189	1,357,258
SES SA	55,909	1,439,866
Tenaris SA	88,098	2,171,828

		10,772,246
Mauritius - 0.02%
Essar Energy PLC (I)	60,984	461,923

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 2.59%
Aegon NV	290,964	$2,179,950
Akzo Nobel NV	43,221	2,973,419
ASML Holding NV	80,460	3,548,834
Corio NV	11,037	773,051
Delta Lloyd NV	14,041	373,439
Fugro NV	12,730	1,121,340
Heineken Holding NV	21,492	1,034,177
Heineken NV	48,356	2,642,223
ING Groep NV	714,648	9,070,478
Koninklijke (Royal) KPN NV	293,383	5,002,985
Koninklijke Ahold NV	222,362	2,982,827
Koninklijke Boskalis Westinster NV	13,226	699,312
Koninklijke DSM NV	28,771	1,766,767
Koninklijke Philips Electronics NV (L)	183,967	5,875,988
Koninklijke Vopak NV	13,155	633,682
Randstad Holdings NV	20,642	1,148,778
Reed Elsevier NV	128,291	1,652,738
SBM Offshore NV	31,272	909,827
TNT NV	70,212	1,803,695
Unilever NV	303,909	9,542,618
Wolters Kluwer NV	55,719	1,304,477

		57,040,605
New Zealand - 0.10%
Auckland International Airport, Ltd.	171,572	289,929
Contact Energy, Ltd. (I)	57,970	257,426
Fletcher Building, Ltd.	114,039	812,631
Sky City Entertainment Group, Ltd.	107,585	277,377
Telecom Corp. of New Zealand, Ltd.	359,246	552,353

		2,189,716
Norway - 0.76%
Aker Solutions ASA	30,760	706,198
DnB NOR ASA	182,319	2,797,532
Norsk Hydro ASA	166,354	1,363,515
Orkla ASA	143,975	1,396,963
Renewable Energy Corp. ASA (I)(L)	93,014	326,136
Statoil ASA	208,210	5,778,441
Telenor ASA	154,653	2,545,098
Yara International ASA	35,359	1,791,470

		16,705,353
Philippines - 0.03%
Ascendas Real Estate Investment Trust	280,000	631,211
Portugal - 0.25%
Banco Comercial Portugues SA (L)	527,018	430,285
Banco Espirito Santo SA	98,225	402,440
Brisa Auto Estrada SA	33,577	227,110
Cimpor-Cimentos de Portugal SA	37,608	272,609
Electricidade de Portugal SA	356,056	1,387,773
Galp Energia SGPS SA	43,160	924,669
Jeronimo Martins SGPS SA	41,205	662,779
Portugal Telecom SGPS SA	108,713	1,257,204

		5,564,869
Singapore - 1.55%
Capitaland, Ltd.	477,000	1,249,975
CapitaMall Trust	415,000	618,215
CapitaMalls Asia, Ltd.	254,000	358,891
City Developments, Ltd.	102,000	933,882
ComfortDelGro Corp., Ltd.	352,000	435,824
Cosco Corp. Singapore, Ltd.	189,000	306,526
DBS Group Holdings, Ltd.	323,000	3,755,635
Fraser and Neave, Ltd.	184,000	877,987
Genting Singapore PLC (I)	1,136,000	1,843,726
Global Logistic Properties, Ltd. (I)	296,000	439,466

224

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Golden Agri-Resources, Ltd.	1,248,520	$681,836
Jardine Cycle and Carriage, Ltd.	20,000	579,277
Keppel Corp., Ltd.	240,000	2,343,731
Keppel Land, Ltd.	136,000	483,541
Neptune Orient Lines, Ltd.	170,000	261,024
Olam International, Ltd.	238,000	527,582
Oversea-Chinese Banking Corp., Ltd.	467,000	3,551,560
SembCorp Industries, Ltd.	184,000	761,076
SembCorp Marine, Ltd.	155,000	718,691
Singapore Airlines, Ltd.	100,000	1,083,325
Singapore Exchange, Ltd.	160,000	997,004
Singapore Press Holdings, Ltd.	286,000	894,414
Singapore Technologies Engineering, Ltd.	311,000	803,320
Singapore Telecommunications, Ltd.	1,487,000	3,564,493
StarHub, Ltd.	112,000	239,946
United Overseas Bank, Ltd.	230,000	3,430,062
UOL Group, Ltd.	87,000	327,325
Wilmar International, Ltd.	357,000	1,549,153
Yangzijiang Shipbuilding Holdings, Ltd. (I)	358,000	514,481

		34,131,968
Spain - 3.47%
Abertis Infraestructuras SA	55,149	1,197,802
Acciona SA	4,756	516,757
Acerinox SA	18,606	367,143
ACS Actividades de Construccion
y Servicios SA	26,416	1,239,273
Amadeus IT Holding SA, A Shares (I)	37,574	719,102
Banco Bilbao Vizcaya Argentaria SA (L)	795,946	9,663,187
Banco de Sabadell SA (L)	207,459	908,693
Banco de Valencia SA (I)(L)	40,654	182,013
Banco Popular Espanol SA (L)	166,779	980,554
Banco Santander SA	1,553,907	18,110,259
Bankinter SA (L)	53,153	364,698
Criteria Caixacorp SA	156,849	1,107,430
EDP Renovaveis SA (I)	40,686	292,474
Enagas SA	33,501	755,603
Ferrovial SA (I)	82,101	1,029,828
Fomento de Construcciones SA	9,522	315,633
Gas Natural SDG SA	60,187	1,130,232
Gestevision Telecinco SA	31,318	358,320
Grifols SA (L)	25,904	452,094
Iberdrola Renovables SA	158,073	682,060
Iberdrola SA	753,044	6,549,757
Inditex SA	40,701	3,267,353
Indra Sistemas SA	16,886	338,794
Mapfre SA	140,936	531,350
Red Electrica De Espana	20,190	1,146,812
Repsol YPF SA	136,661	4,689,536
Telefonica SA	766,323	19,186,222
Zardoya Otis SA	26,156	434,205

		76,517,184
Sweden - 3.06%
Alfa Laval AB	62,992	1,367,128
Assa Abloy AB, Series B	58,220	1,673,782
Atlas Copco AB, Series A	125,280	3,330,615
Atlas Copco AB, Series B	72,799	1,760,237
Boliden AB	51,028	1,096,791
Electrolux AB (L)	44,755	1,154,900
Getinge AB, Series B	37,338	922,716
Hennes & Mauritz AB, B Shares	190,754	6,340,712
Hexagon AB	47,332	1,129,308
Holmen AB, Series B (L)	9,882	341,624
Husqvarna AB, B Shares	78,266	671,934

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, C Shares	21,997	$391,052
Investor AB, B Shares (L)	84,978	2,063,009
Kinnevik Investment AB	40,500	944,217
Modern Times Group AB, B Shares	9,447	718,302
Nordea Bank AB (L)	490,223	5,367,896
Ratos AB	19,043	752,863
Sandvik AB	188,118	3,556,522
Scania AB, Series B	59,700	1,386,406
Securitas AB, Series B	58,576	697,526
Skandinaviska Enskilda Banken
AB, Series A (L)	263,150	2,347,999
Skanska AB, Series B (L)	74,510	1,568,598
SKF AB, B Shares	72,745	2,118,612
SSAB AB, Series A (L)	33,785	534,640
Svenska Cellulosa AB (L)	106,981	1,721,184
Svenska Handelsbanken AB, Series A (L)	91,298	2,996,690
Swedbank AB, Class A (L)	133,246	2,280,877
Swedish Match AB	43,094	1,432,381
Tele2 AB, Series B	59,147	1,369,350
Telefonaktiebolaget LM Ericsson, B Shares	561,851	7,225,258
Teliasonera AB (L)	418,875	3,622,781
Volvo AB, Series B (L)	257,131	4,518,009

		67,403,919
Switzerland - 7.55%
ABB, Ltd. (I)	408,818	9,842,662
Actelion, Ltd. (I)	19,024	1,094,025
Adecco SA	22,951	1,511,563
Aryzta AG	15,804	808,411
Baloise Holding AG	9,329	924,385
Compagnie Financiere Richemont SA	97,387	5,623,592
Credit Suisse Group AG (I)	210,152	8,930,450
GAM Holding, Ltd. (I)	38,552	732,517
Geberit AG	7,264	1,583,378
Givaudan AG	1,551	1,561,629
Holcim, Ltd. (I)	45,766	3,446,535
Julius Baer Group, Ltd. (I)	38,549	1,673,326
Kuehne & Nagel International AG	10,074	1,409,364
Lindt & Spruengli AG	167	482,071
Lindt & Spruengli AG - REG	21	682,536
Logitech International SA (I)(L)	34,055	613,974
Lonza Group AG (I)	8,886	744,450
Nestle SA	646,440	37,092,552
Novartis AG	393,666	21,343,459
Pargesa Holding SA, ADR	5,054	483,937
Roche Holdings AG	131,072	18,722,514
Schindler Holding AG	9,070	1,089,637
Schindler Holding AG - REG	4,027	486,463
SGS SA	1,021	1,819,312
Sika AG	381	917,311
Sonova Holding AG	8,555	762,430
Straumann Holding AG	1,462	375,884
Swatch Group AG	8,123	645,625
Swiss Life Holding (I)	5,686	939,808
Swiss Reinsurance Company, Ltd. (I)	65,701	3,760,531
Swisscom AG	4,348	1,938,611
Syngenta AG (I)	17,648	5,737,092
Synthes AG	11,074	1,498,604
The Swatch Group AG, BR Shares	5,753	2,542,548
Transocean, Ltd. (I)	60,900	4,780,989
UBS AG (Swiss Exchange) (I)	678,950	12,187,014
Zurich Financial Services AG (I)	27,171	7,607,286

		166,396,475

225

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 20.38%
3i Group PLC	181,074	$869,376
Acergy SA	52,502	1,325,280
Admiral Group PLC	37,652	939,390
Aggreko PLC	48,580	1,228,219
AMEC PLC	61,771	1,180,885
Anglo American PLC	246,241	12,660,906
Antofagasta PLC (I)	73,568	1,604,419
ARM Holdings PLC (I)	246,702	2,299,420
Associated British Foods PLC (I)	66,465	1,058,640
AstraZeneca PLC	263,833	12,129,692
Autonomy Corp. PLC (I)	40,746	1,039,889
Aviva PLC (I)	526,087	3,653,671
Babcock International Group PLC	67,046	667,575
BAE Systems PLC (I)	635,946	3,318,422
Balfour Beatty PLC	128,350	707,685
Barclays PLC	2,158,895	9,684,914
BG Group PLC	631,633	15,691,146
BHP Billiton PLC (I)	410,760	16,282,549
BP PLC	3,506,038	25,534,700
British American Tobacco PLC	372,523	14,970,071
British Land Company PLC (I)	165,071	1,465,123
British Sky Broadcasting Group PLC (I)	212,558	2,813,503
BT Group PLC	1,447,636	4,324,137
Bunzl PLC	61,555	735,200
Burberry Group PLC	81,267	1,530,732
Cable & Wireless Worldwide	495,126	416,520
Cairn Energy PLC (I)	261,092	1,937,837
Capita Group PLC	114,308	1,363,723
Capital Shopping Centres Group PLC	104,158	640,339
Carnival PLC	34,001	1,339,200
Centrica PLC	961,514	5,014,852
Cobham PLC	215,958	798,581
Compass Group PLC (I)	352,308	3,170,955
Diageo PLC	466,866	8,885,571
Eurasian Natural Resources Corp.	48,049	721,481
FirstGroup PLC (I)	89,998	471,245
Fresnillo PLC	33,450	829,692
G4S PLC	263,161	1,078,263
GlaxoSmithKline PLC	969,211	18,494,435
Hammerson PLC (I)	131,862	946,587
Home Retail Group PLC	152,977	473,878
HSBC Holdings PLC	3,299,530	33,929,940
ICAP PLC	104,758	887,456
Imperial Tobacco Group PLC (I)	189,990	5,877,703
Inmarsat PLC	81,635	791,213
Intercontinental Hotels Group PLC	53,913	1,106,499
International Consolidated
Airlines Group SA (I)	92,660	340,693
International Consolidated Airlines
Group SA - DI	97,697	355,663
International Power PLC	285,078	1,408,458
Intertek Group PLC	29,831	974,380
Invensys PLC	151,192	838,675
Investec PLC	90,449	693,291
ITV PLC	689,287	856,195
J Sainsbury PLC	226,270	1,216,673
Johnson Matthey PLC	40,052	1,194,809
Kazakhmys PLC	39,943	895,336
Kingfisher PLC	440,657	1,737,213
Land Securities Group PLC	142,911	1,683,357
Legal & General Group PLC	1,094,486	2,026,257
Lloyds Banking Group PLC	7,620,005	7,103,797
London Stock Exchange Group PLC	27,901	373,221
Lonmin PLC, ADR	30,193	824,064
Man Group PLC	332,563	1,314,281

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	295,425	$1,595,254
National Grid PLC	652,189	6,229,624
Next PLC	34,200	1,086,300
Old Mutual PLC	1,018,160	2,221,417
Pearson PLC (I)	151,595	2,685,713
Petrofac, Ltd.	48,374	1,156,730
Prudential PLC	475,037	5,386,258
Randgold Resources, Ltd.	16,995	1,374,866
Reckitt Benckiser Group PLC	115,053	5,909,162
Reed Elsevier PLC	226,612	1,962,426
Resolution, Ltd.	271,007	1,287,928
Rexam PLC	163,588	952,985
Rio Tinto PLC (I)	270,501	19,086,016
Rolls-Royce Group PLC (I)	349,206	3,467,613
Royal Bank of Scotland Group PLC (I)	3,244,509	2,127,113
Royal Dutch Shell PLC	661,481	23,997,611
Royal Dutch Shell PLC, B Shares	502,944	18,251,908
RSA Insurance Group PLC (I)	651,091	1,373,357
SABMiller PLC	177,488	6,289,659
Sage Group PLC (I)	245,821	1,097,970
Schroders PLC (I)	21,147	589,285
Scottish & Southern Energy PLC	173,805	3,515,893
Segro PLC	138,343	714,470
Serco Group PLC	92,216	826,236
Severn Trent PLC	44,233	1,037,908
Smith & Nephew PLC	165,847	1,869,443
Smiths Group PLC	73,002	1,520,703
Standard Chartered PLC (I)	437,504	11,348,447
Standard Life PLC	425,924	1,413,223
Tesco PLC (I)	1,497,741	9,150,071
The Weir Group PLC (I)	39,320	1,091,932
Thomas Cook Group PLC	160,587	439,122
TUI Travel PLC	104,590	380,807
Tullow Oil PLC (I)	165,675	3,852,904
Unilever PLC	239,445	7,302,450
United Utilities Group PLC	127,151	1,207,776
Vedanta Resources PLC	22,247	848,519
Vodafone Group PLC	9,739,118	27,575,451
Whitbread PLC	32,958	873,378
William Morrison Supermarket PLC (I)	396,644	1,756,177
Wolseley PLC	53,082	1,789,789
WPP PLC	235,365	2,902,229
Xstrata PLC	387,171	9,040,106

		449,314,106
United States - 0.06%
Thomson Reuters Corp.	32,567	1,277,929

TOTAL COMMON STOCKS (Cost $1,653,797,432)		$2,111,951,616

PREFERRED SECURITIES - 0.44%
Germany - 0.44%
Bayerische Motoren Werke AG	9,763	553,599
Henkel AG & Company KGaA	33,240	2,058,223
Porsche Automobil Holding SE (L)	16,325	1,071,772
ProSiebenSat.1 Media AG	14,338	420,444
RWE AG	7,297	444,011
Volkswagen AG	31,742	5,160,006

		9,708,055

TOTAL PREFERRED SECURITIES (Cost $5,574,784)		$9,708,055

RIGHTS - 0.01%
Origin Energy Ltd. (Expiration Date:
04/13/2011, Strike Price: AUD 13.00) (I)	33,006	109,247

226

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Porsche Automobil Holding SE (Expiration
Date: 04/12/2011, Strike Price:
EUR 38.00) (I)	16,325	$141,522

TOTAL RIGHTS (Cost $140,472)		$250,769

WARRANTS - 0.00%
Henderson Land Development Company, Ltd.
(Expiration Date: 6/1/11: Strike Price:
HKD 58.00) (I)	40,097	2,423
UBI Banca SCPA (Expiration Date: 6/30/11,
Strike Price: EUR 12.30) (I)	10,484	13

TOTAL WARRANTS (Cost $0)		$2,436

SECURITIES LENDING COLLATERAL - 6.98%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	15,376,241	153,868,506

TOTAL SECURITIES LENDING
COLLATERAL (Cost $153,868,434)		$153,868,506

SHORT-TERM INVESTMENTS - 0.60%
Repurchase Agreement - 0.60%
Repurchase Agreement with State Street Corp.
dated 03/31/2010 at 0.010% to be
repurchased at $13,300,004 on 04/01/2010,
collateralized by $13,425,000 U.S. Treasury
Notes, 4.500% due 08/15/2039 (valued at
$13,567,312, including interest).	$13,300,000	$13,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,300,000)		$13,300,000

INVESTMENT COMPANIES - 2.48%
United States - 2.48%
iShares MSCI EAFE Index Fund	908,310	$54,580,348

TOTAL INVESTMENT COMPANIES (Cost $54,923,951)		$54,580,348

Total Investments (International Index Trust)
(Cost $1,881,605,073) - 106.33%		$2,343,661,730
Other assets and liabilities, net - (6.33%)		(139,447,894)

TOTAL NET ASSETS - 100.00%		$2,204,213,836

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%
Argentina - 1.36%
MercadoLibre, Inc. (I)	81,599	$6,660,926
Belgium - 0.99%
Anheuser-Busch InBev NV	85,526	4,878,562
Brazil - 7.96%
Anhanguera Educacional Participacoes SA	145,000	3,550,730
BR Malls Participacoes SA	1,064,300	11,082,045
OGX Petroleo e Gas Participacoes SA (I)	2,033,500	24,474,490

		39,107,265
Canada - 5.18%
Canadian National Railway Company	164,489	12,381,087
Pacific Rubiales Energy Corp.	269,905	7,488,855
Teck Resources, Ltd.	104,915	5,561,198

		25,431,140

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 2.76%
Baidu, Inc., SADR (I)	39,847	$5,491,315
SINA Corp. (I)	47,240	5,056,570
Youku.com, Inc., SADR (I)	63,338	3,009,188

		13,557,073
Denmark - 3.98%
Novo Nordisk A/S	77,841	9,756,707
Novozymes A/S, B Shares	31,791	4,857,685
Pandora A/S (I)	96,683	4,918,320

		19,532,712
France - 8.29%
Accor SA	164,097	7,367,830
BNP Paribas	94,169	6,891,011
Pernod-Ricard SA	55,112	5,153,744
Publicis Groupe SA	132,966	7,454,563
Schneider Electric SA	80,941	13,834,773

		40,701,921
Germany - 8.53%
Adidas AG	76,904	4,856,945
BASF SE	194,860	16,894,842
Siemens AG	74,686	10,230,728
ThyssenKrupp AG	241,493	9,899,684

		41,882,199
Hong Kong - 5.89%
CNOOC, Ltd.	2,291,500	5,806,208
Hang Lung Properties, Ltd.	1,643,000	7,182,327
Hong Kong Exchanges & Clearing, Ltd.	23,700	513,791
Li & Fung, Ltd.	3,000,000	15,415,571

		28,917,897
India - 2.31%
ICICI Bank, Ltd., SADR	228,117	11,367,070
Japan - 17.19%
Canon, Inc.	167,800	7,302,669
Daikin Industries, Ltd.	89,075	2,667,538
Dena Company, Ltd.	169,300	6,116,212
FamilyMart Company, Ltd.	171,000	6,367,209
Fanuc, Ltd.	51,100	7,681,423
Honda Motor Company, Ltd.	330,300	12,364,187
Komatsu, Ltd.	359,000	12,114,478
Marubeni Corp.	1,299,000	9,354,424
Sumitomo Realty &
Development Company, Ltd.	379,000	7,581,823
Toshiba Corp.	1,469,000	7,187,822
Yamada Denki Company, Ltd.	85,510	5,693,660

		84,431,445
Luxembourg - 1.68%
Millicom International Cellular SA	85,711	8,242,827
Netherlands - 6.22%
ASML Holding NV (I)	284,747	12,559,282
LyondellBasell Industries, Class A (I)	238,893	9,448,218
Sensata Technologies Holding NV (I)	245,721	8,533,890

		30,541,390
Spain - 4.61%
Banco Bilbao Vizcaya Argentaria SA	425,637	5,167,448
Criteria Caixacorp SA	700,664	4,947,025
Inditex SA	156,132	12,533,805

		22,648,278
Switzerland - 5.67%
Julius Baer Group, Ltd.	166,702	7,236,163
Nestle SA	88,362	5,070,188

227

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG, BR Shares	35,168	$15,542,559

		27,848,910
United Kingdom - 11.02%
ARM Holdings PLC	596,987	5,564,300
Barclays PLC	2,734,631	12,267,695
Rolls-Royce Group PLC	553,909	5,500,312
Standard Chartered PLC	322,777	8,372,535
Tesco PLC	1,188,887	7,263,205
Tullow Oil PLC	325,479	7,569,273
Xstrata PLC	324,012	7,565,398

		54,102,718
United States - 2.50%
Citigroup, Inc. (I)	2,784,149	12,305,939

TOTAL COMMON STOCKS (Cost $399,663,224)		$472,158,272

SHORT-TERM INVESTMENTS - 3.34%
Money Market Funds* - 3.34%
State Street Institutional Treasury Money
Market Fund, 0.0027%	$16,379,765	$16,379,765

TOTAL SHORT-TERM INVESTMENTS (Cost $16,379,765)		$16,379,765

Total Investments (International Opportunities Trust)
(Cost $416,042,989) - 99.48%		$488,538,037
Other assets and liabilities, net - 0.52%		2,571,205

TOTAL NET ASSETS - 100.00%		$491,109,242

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.69%
Australia - 7.82%
Acrux, Ltd. (I)	36,231	$113,388
Adamus Resources, Ltd. (I)	29,271	22,489
Adelaide Brighton, Ltd.	25,938	86,306
Aditya Birla Minerals, Ltd. (I)	16,006	24,449
AED Oil, Ltd. (I)	17,758	4,663
AJ Lucas Group, Ltd. (I)	6,337	11,865
Alesco Corp., Ltd.	8,274	27,387
Alliance Resources, Ltd. (I)	22,348	7,391
Allied Gold, Ltd. (I)	19,914	12,986
Amalgamated Holdings, Ltd.	8,898	54,755
Ansell, Ltd.	11,256	157,309
Anvil Mining, Ltd. (I)	16,700	109,037
APA Group, Ltd.	1,386	6,033
APN News & Media, Ltd.	27,123	43,540
Arafura Resources, Ltd. (I)	20,511	26,126
ARB Corp., Ltd.	8,300	70,939
ASG Group, Ltd. (I)	14,304	14,999
Aurora Oil and Gas, Ltd. (I)	34,600	105,510
Ausdrill, Ltd.	32,814	129,689
Ausenco, Ltd. (I)	7,289	25,231
Austal, Ltd.	12,187	38,355
Austar United Communications, Ltd. (I)	38,531	52,346
Austbrokers Holdings, Ltd (I)	4,308	28,522
Austereo Group, Ltd.	16,908	36,711
Austin Engineering, Ltd.	7,179	35,585
Australian Agricultural Company, Ltd. (I)	10,664	17,737
Australian Infrastructure Fund	43,028	85,263

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Worldwide Exploration, Ltd. (I)	36,008	$64,425
Automotive Holdings Group	30,885	89,641
Avexa, Ltd. (I)	96,403	4,985
Beach Energy, Ltd.	118,648	118,931
Biota Holdings, Ltd. (I)	13,694	14,861
Blackmores, Ltd.	1,430	44,223
Boart Longyear Group	29,681	143,467
Bow Energy, Ltd. (I)	27,753	28,853
Bradken, Ltd.	12,037	97,644
Brickworks, Ltd.	1,798	20,428
Brockman Resources, Ltd. (I)	20,828	127,460
BT Investment Management, Ltd.	3,141	8,905
Buru Energy, Ltd. (I)	31,343	16,586
Cabcharge Australia, Ltd.	9,047	51,629
Cape Lambert Iron Ore, Ltd.	61,857	34,819
Cardno, Ltd.	2,721	16,433
Carnarvon Petroleum, Ltd. (I)	44,251	15,469
Catalpa Resources, Ltd. (I)	11,586	21,248
Cellestis, Ltd.	5,129	15,811
Centamin Egypt, Ltd. (I)	88,755	193,211
Centrex Metals, Ltd. (I)	12,831	5,098
Chandler Macleod, Ltd.	23,343	13,201
Chemgenex Pharmaceuticals, Ltd. (I)	34,805	23,222
Citigold Corp., Ltd. (I)	12,839	1,274
Clough, Ltd.	20,047	17,417
Coal of Africa, Ltd. (I)	28,467	33,799
Cockatoo Coal, Ltd. (I)	84,085	42,425
Coffey International, Ltd.	14,374	10,476
Comdek, Ltd. (I)	9,069	8,642
Compass Resources, Ltd. (I)	15,577	2,417
ConnectEast Group	224,097	105,429
Conquest Mining, Ltd. (I)	36,248	21,507
Consolidated Media Holdings, Ltd.	18,638	54,366
Crane Group, Ltd.	8,359	88,241
Crescent Gold, Ltd. (I)	147,158	7,522
CSG, Ltd.	20,745	29,984
CuDeco, Ltd. (I)	8,580	27,423
Cue Energy Resources, Ltd. (I)	5,000	1,761
Customers, Ltd.	7,612	11,411
Deep Yellow, Ltd. (I)	57,118	13,121
Devine, Ltd.	33,869	9,456
Duet Group	55,855	96,664
DWS Advanced Business Solutions, Ltd.	12,684	18,940
Dyesol, Ltd. (I)	14,530	12,404
Eastern Star Gas, Ltd. (I)	49,270	38,430
Elders, Ltd. (I)	48,521	25,314
Emeco Holdings, Ltd.	61,822	77,518
Energy World Corp., Ltd. (I)	75,962	38,041
Envestra, Ltd.	74,919	46,478
Fantastic Holdings, Ltd.	4,687	11,099
FKP Property Group, Ltd.	71,930	63,256
Fleetwood Corp., Ltd.	4,841	60,570
FlexiGroup, Ltd.	15,968	32,042
Flight Centre, Ltd.	6,735	155,072
Flinders Mines, Ltd. (I)	102,814	19,436
Gascoyne Resources, Ltd. (I)	2,573	549
Gindalbie Metals, Ltd. (I)	34,078	39,924
Goodman Fielder, Ltd.	147,951	188,147
GrainCorp., Ltd.	12,585	98,944
Grange Resources Corp., Ltd. (I)	132,454	89,574
Great Southern Plantations, Ltd. (I)	49,118	0
GUD Holdings, Ltd.	5,844	57,879
Gujarat NRE Coking Coal, Ltd. (I)	3,510	2,161
Gunns, Ltd. (I)	91,122	58,322
GWA International, Ltd.	26,498	90,648

228

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Hastie Group, Ltd.	24,923	$23,846
Hillgrove Resources Ltd. (I)	71,641	21,086
Hills Industries, Ltd.	29,039	45,917
Horizon Oil, Ltd. (I)	90,132	34,623
Icon Energy, Ltd. (I)	53,263	12,305
iiNET, Ltd.	7,036	19,275
Imdex, Ltd.	15,820	34,313
IMFAustralia, Ltd.	10,109	16,771
Independence Group NL	11,515	78,388
Indophil Resources NL (I)	85,202	56,859
Industrea, Ltd.	28,662	41,478
Infigen, Ltd.	81,696	31,228
Integra Mining, Ltd. (I)	58,809	28,330
International Ferro Metals, Ltd. (I)	24,339	10,444
Intrepid Mines, Ltd. (I)	38,954	82,808
Invocare, Ltd.	9,175	67,232
IOOF Holdings, Ltd.	24,446	183,325
Iress Market Technology, Ltd.	8,667	83,709
iSOFT Group Ltd. (I)	65,826	3,541
Ivanhoe Australia, Ltd. (I)	6,152	21,161
Jabiru Metals, Ltd. (I)	42,457	35,091
Kagara Zinc, Ltd. (I)	48,216	30,573
Karoon Gas Australia, Ltd. (I)	6,513	48,191
Kingsgate Consolidated, Ltd.	10,049	89,993
Linc Energy, Ltd.	22,798	68,713
M2 Telecommunications Group, Ltd.	10,638	40,709
Macmahon Holdings, Ltd.	67,462	39,377
Mantra Resources, Ltd. (I)	9,619	66,538
Mcmillan Shakespeare, Ltd.	4,446	44,967
McPherson’s, Ltd.	6,941	22,995
Medusa Mining, Ltd.	14,817	107,649
Mermaid Marine Australia, Ltd.	14,850	49,288
Mesoblast, Ltd. (I)	14,659	109,761
Metals X, Ltd. (I)	159,375	49,264
Minara Resources, Ltd.	38,702	30,563
Mincor Resources NL	19,890	28,231
Mineral Deposits, Ltd. (I)	4,722	35,459
Mineral Resources, Ltd.	6,043	77,921
Mirabela Nickel, Ltd. (I)	38,240	77,930
Molopo Australia, Ltd. (I)	5,287	4,892
Monadelphous Group, Ltd.	3,196	70,676
Mortgage Choice, Ltd.	13,052	19,894
Mount Gibson Iron, Ltd. (I)	10,942	22,474
Murchison Metals, Ltd. (I)(L)	28,318	29,106
Navitas, Ltd.	65,859	291,114
Nexus Energy, Ltd. (I)	86,250	42,884
NIB Holdings, Ltd.	43,000	62,994
Nido Petroleum, Ltd. (I)	140,525	15,941
Norton Gold Fields, Ltd. (I)	60,831	10,383
NRW Holdings, Ltd.	16,672	49,672
Nufarm, Ltd. (I)	8,958	48,055
Oakton, Ltd.	7,538	17,905
OrotonGroup, Ltd.	5,244	43,303
Otto Energy, Ltd. (I)	63,569	6,182
Pacific Brands, Ltd.	68,225	59,626
Pan Pacific Petroleum NL (I)	39,039	6,249
PaperlinX, Ltd. (I)	67,848	24,897
Peet & Company, Ltd.	9,595	19,165
Perilya, Ltd. (I)	40,946	27,253
Perpetual Trust of Australia, Ltd.	2,281	68,592
Perseus Mining, Ltd. (I)	37,732	120,616
Pharmaxis, Ltd. (I)	19,037	52,680
Photon Group, Ltd. (I)	90,032	6,438
Platinum Australia, Ltd. (I)	36,360	22,144
PMP, Ltd.	32,750	24,854

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Port Bouvard, Ltd. (I)	24,303	$1,985
Premier Investments, Ltd.	4,278	28,077
Primary Health Care, Ltd.	38,104	129,920
Prime Retirement & Aged
Care Property Trust (I)	14,396	715
Programmed Maintenance Services, Ltd.	12,923	22,759
REA Group, Ltd.	12,806	174,190
Reckon, Ltd.	17,119	46,044
Redflex Holdings, Ltd.	3,279	8,615
Resolute Mining, Ltd. (I)	56,262	72,936
Retail Food Group, Ltd.	5,468	16,292
Ridley Corp., Ltd.	32,485	40,996
Roc Oil Company, Ltd. (I)	64,961	26,405
SAI Global, Ltd.	15,526	80,465
Sally Malay Mining, Ltd.	21,653	50,723
Sedgman, Ltd.	12,987	24,962
ServCorp, Ltd.	5,074	15,494
Sigma Pharmaceuticals, Ltd. (I)	207,664	105,175
Silex Systems, Ltd. (I)	7,499	36,999
Silver Lake Resources, Ltd. (I)	20,261	43,618
Sirtex Medical, Ltd.	2,941	16,145
Skilled Group, Ltd. (I)	2,882	5,794
SMS Management & Technology, Ltd.	7,356	49,317
Southern Cross Media Group, Ltd.	40,576	69,490
Spark Infrastructure Group (S)	73,678	85,272
Specialty Fashion Group, Ltd.	12,034	13,072
Spotless Group, Ltd.	11,579	23,193
St. Barbara, Ltd. (I)	30,394	68,505
Straits Metals, Ltd. (I)	26,265	22,141
Strike Resources, Ltd. (I)	14,267	5,453
STW Communications Group, Ltd.	23,084	28,851
Sundance Resources, Ltd. (I)	208,144	99,894
Super Cheap Auto Group, Ltd.	11,052	80,368
Talent2 International, Ltd.	3,808	6,557
Technology One, Ltd.	17,402	17,277
Ten Network Holdings, Ltd.	39,487	53,440
TFS Corp., Ltd.	18,892	15,832
Thakral Holdings Group, Ltd. (I)	84,502	42,931
The Reject Shop, Ltd.	2,561	32,125
Tower Australia Group, Ltd.	41,729	170,655
Tox Free Solutions, Ltd.	8,380	18,201
TPG Telecom, Ltd.	108,688	187,368
Transfield Services Infrastructure Fund	8,115	6,621
Transfield Services, Ltd.	40,071	138,688
Transpacific Industries Group, Ltd. (I)	18,498	21,481
Troy Resources NL (I)	6,603	25,835
UXC, Ltd. (I)	17,598	11,545
Village Roadshow, Ltd.	27,942	118,532
Virgin Blue Holdings, Ltd. (I)	359,466	116,989
Vision Group Holdings, Ltd. (I)	688	142
Watpac, Ltd.	11,170	18,126
Webjet, Ltd.	10,889	21,954
West Australian
Newspapers Holdings, Ltd. (L)	9,273	50,898
Western Areas NL	10,130	70,700
White Energy Company, Ltd. (I)(L)	9,845	31,575
Wide Bay Australia, Ltd.	607	6,228
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd.	6,934	39,135

		10,161,785
Austria - 1.06%
A-TEC Industries AG (I)	792	2,367
Austriamicrosystems AG (I)	1,784	94,167
BWIN Interactive Entertainment AG	5,381	211,134

229

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
BWT AG	474	$13,890
Cat Oil AG	3,036	31,332
EVN AG (L)	1,566	29,239
Flughafen Wien AG	1,080	68,617
Frauenthal Holdings AG (I)	179	2,673
Intercell AG (I)	3,233	41,256
Mayr-Melnhof Karton AG	491	57,358
Oesterreichische Post AG (I)(L)	4,652	159,201
Palfinger AG	1,137	42,025
RHI AG	2,979	107,464
S&T System Integration & Technology
Distribution AG (I)	495	2,096
Schoeller-Bleckmann Oilfield
Equipment AG	1,435	141,251
Wienerberger Baustoffindustrie AG (I)	8,352	168,312
Zumtobel AG	5,975	204,107

		1,376,489
Belgium - 1.35%
Ackermans & Van Haaren NV	1,939	187,392
AGFA Gevaert NV (I)	10,039	43
AGFA Gevaert NV (I)	40,153	173,718
Arseus NV	1,641	28,024
Banque Nationale de Belgique	9	44,745
Barco NV (I)	780	60,060
Compagnie d’Entreprises CFE	687	57,006
Compagnie Maritime Belge SA	1,387	41,010
D’ieteren SA	4,540	311,179
Deceuninck Plastics NV (I)	7,720	22,315
Devgen (I)	964	8,257
Econocom Group SA	1,236	27,160
Elia System Operator SA (I)	534	258
Elia System Operator SA/NV	2,673	109,106
Euronav NV	2,340	36,195
EVS Broadcast Equipment SA	811	51,619
Exmar NV	836	7,938
Galapagos NV (I)	2,443	40,806
Gimv NV	22	1,325
Kinepolis Group NV	719	57,580
Melexis NV	1,922	34,266
Nyrstar (L)	13,851	199,665
Nyrstar - Strip VVPR (I)	5,698	0
Omega Pharma SA	2,269	109,329
Sipef SA	356	35,266
Tessenderlo Chemie (I)	61	39
Tessenderlo Chemie NV	1,300	46,587
ThromboGenics NV (I)	1,612	49,345
Van De Velde NV	356	20,054

		1,760,287
Bermuda - 0.59%
Catlin Group, Ltd.	22,847	132,247
CSI Properties, Ltd	520,000	16,147
Dockwise, Ltd. (I)	1,556	42,314
Golden Ocean Group, Ltd. (L)	34,000	43,589
Hardy Underwriting Bermuda, Ltd.	3,161	14,046
Hiscox, Ltd.	23,931	144,861
Katanga Mining, Ltd. (I)	113,150	201,908
Lancashire Holdings, Ltd.	13,824	132,531
Neway Group Holdings, Ltd.	760,000	42,061

		769,704
Canada - 12.71%
5N Plus, Inc. (I)	2,100	20,079
Aastra Technologies, Ltd	2,000	51,367
Absolute Software Corp. (I)	3,900	12,752

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Advantage Oil & Gas, Ltd. (I)	19,300	$173,192
Aecon Group, Inc.	5,300	54,175
AG Growth International, Inc.	1,400	65,964
AGF Management, Ltd.	5,300	107,203
Akita Drilling, Ltd.	1,500	17,174
Alacer Gold Corp. (I)	27,066	248,745
Alamos Gold, Inc.	6,700	106,011
Alexco Resource Corp. (I)	4,800	42,084
Algonquin Power & Utilities Corp.	6,600	35,127
Alliance Grain Traders, Inc.	200	5,260
Altius Minerals Corp. (I)	3,100	42,367
Anderson Energy, Ltd. (I)	8,700	10,858
Angle Energy, Inc. (I)	5,300	51,661
Antrim Energy, Inc. (I)	15,500	16,947
Argosy Energy, Inc. (I)	26	68
Astral Media, Inc.	4,040	161,183
Atrium Innovations, Inc. (I)	3,300	56,265
ATS Automation Tooling Systems, Inc. (I)	8,247	58,780
Augusta Resource Corp. (I)	9,500	48,112
Aura Minerals, Inc. (I)	10,300	30,066
Aurizon Mines, Ltd. (I)	14,000	98,484
Avalon Rare Metals, Inc. (I)(L)	5,100	41,137
B2Gold Corp. (I)	16,306	50,121
Bankers Petroleum, Ltd. (I)	24,300	218,061
Bellatrix Exploration, Ltd. (I)	606	3,525
Bioteq Environment Technologies, Inc. (I)	500	371
Birch Mountain Resources, Ltd. (I)	9,200	19
Birchcliff Energy, Ltd. (I)	9,700	121,663
Black Diamond Group, Ltd.	1,375	36,591
BlackPearl Resources, Inc. (I)	37,800	279,162
BNK Petroleum, Inc. (I)	12,834	62,217
Bonterra Energy Corp.	1,700	97,423
Boralex, Inc. (I)	2,500	21,790
Breakwater Resources, Ltd. (I)	10,400	65,007
Burcon NutraScience Corp. (I)	2,500	25,374
Calfrac Well Services, Ltd.	400	12,893
Calvalley Petroleums, Inc. (I)	10,640	28,754
Canaccord Capital, Inc.	5,300	76,534
Canada Bread Company, Ltd.	2,160	102,486
Canadian Energy Services
& Technology Corp.	1,567	55,213
Canadian Western Bank	4,766	153,131
Canam Group, Inc.	4,200	36,130
Candente Gold Corp. (I)	1,760	1,434
Canfor Corp. (I)	16,240	247,913
Cangene Corp. (I)	100	270
Capstone Mining Corp. (I)	20,500	93,249
Cardero Resource Corp. (I)	7,100	13,475
Cardiome Pharma Corp. (I)	6,200	26,348
Carpathian Gold, Inc. (I)	24,200	12,231
Cascades, Inc.	7,600	59,185
CCL Industries, Inc.	3,600	117,339
CE Franklin, Ltd. (I)	614	5,510
Celtic Exploration, Ltd. (I)	6,789	144,743
China Gold
International Resources Corp., Ltd. (I)	17,500	99,458
Chinook Energy, Inc. (I)	3,544	7,494
Cinch Energy Corp. (I)	200	217
Clarke, Inc. (I)	2,800	13,690
Cline Mining Corp. (I)	9,200	33,118
Coalcorp Mining, Inc. (I)	9,785	1,716
Cogeco Cable, Inc.	1,641	76,185
Cogeco, Inc.	45	1,926
COM DEV International, Ltd. (I)	8,800	20,604
Compton Petroleum Corp. (I)	21,889	7,564

230

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Computer Modelling Group, Ltd.	100	$2,558
Connacher Oil and Gas, Ltd. (I)	52,700	77,732
Consolidated Thompson
Iron Mines, Ltd. (I)	1,829	32,335
Constellation Software, Inc.	1,300	86,716
Corridor Resources, Inc. (I)	4,930	27,053
Corus Entertainment, Inc.	7,282	155,179
Corvus Gold, Inc. (I)	1,150	902
Cott Corp. (I)	8,900	74,909
Crew Energy, Inc. (I)	11,300	205,137
Daylight Energy, Ltd.	11,764	137,237
Delphi Energy Corp. (I)	23,445	60,698
Denison Mines Corp. (I)	33,028	78,695
Detour Gold Corp. (I)	5,700	180,260
Diagnocure, Inc. (I)	800	776
Dorel Industries, Inc., Class B	3,200	102,750
Dundee Capital Markets, Inc. (I)	3,853	5,166
Dundee Precious Metals
Incdundee Precious Metals Inc (I)	11,000	98,824
Eastern Platinum, Ltd. (I)	140,500	188,396
Eastmain Resources, Inc. (I)	7,100	11,498
Easyhome, Ltd.	1,446	12,529
ECU Silver Mining, Inc. (I)	33,000	33,357
Endeavour Silver Corp. (I)	4,200	41,155
Ensign Energy Services, Inc.	9,100	171,394
Entree Gold, Inc. (I)	7,400	23,127
Equinox Minerals, Ltd. (I)	13,333	78,939
Equitable Group, Inc.	400	12,262
European Goldfields, Ltd. (I)	14,109	178,127
Evertz Technologies, Ltd.	1,412	25,881
Exco Technologies, Ltd.	2,900	12,563
Exeter Resource Corp. (I)	230	1,224
Fairborne Energy, Ltd. (I)	8,600	48,256
Far West Mining, Ltd. (I)	1,900	14,620
First Majestic Silver Corp (I)	9,400	199,829
FirstService Corp. (I)	2,700	102,207
Flint Energy Services, Ltd. (I)	3,996	69,575
Forsys Metals Corp. (I)	400	784
Fortress Paper, Ltd. (I)	900	40,558
Fortuna Silver Mines, Inc. (I)	103	563
Fortune Minerals, Ltd. (I)	2,450	4,321
Forzani Group, Ltd.	3,540	64,228
Fronteer Gold, Inc. (I)	12,437	188,062
Galleon Energy, Inc. (I)	9,800	40,534
Gammon Gold, Inc. (I)	12,500	130,093
Garda World Security Corp. (I)	6,400	65,947
GBS Gold International, Inc. (I)	13,800	0
Gennum Corp.	2,342	18,963
Genworth MI Canada, Inc.	187	5,048
Geomark Exploration, Inc. (I)	24	38
Glacier Media, Inc. (I)	6,100	15,415
Glentel, Inc.	700	24,130
GLG Life Tech Corp. (I)	2,200	23,214
Gluskin Sheff & Associates, Inc.	1,300	29,366
GMP Capital, Inc.	2,443	39,738
Grande Cache Coal Corp. (I)	11,500	121,821
Great Canadian Gaming Corp. (I)	700	5,567
Great Panther Silver, Ltd. (I)	14,100	60,501
Greystar Resources, Ltd. (I)	7,400	20,914
Groupe Aeroplan, Inc.	15,300	207,209
Guyana Goldfields, Inc. (I)	6,600	64,128
Hanfeng Evergreen, Inc. (I)	200	1,031
Harry Winston Diamond Corp. (I)	7,361	118,596
Heroux-Devtek, Inc. (I)	1,600	15,018
Home Capital Group, Inc.	2,300	135,011

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
HudBay Minerals, Inc.	16,400	$267,103
Imax Corp. (I)	7,214	229,107
Imperial Metals Corp. (I)	2,300	52,666
Innergex Renewable Energy, Inc.	3,506	34,572
Insignia Energy, Ltd. (I)	3,910	7,703
International Forest Products, Ltd. (I)	2,050	14,780
International Tower Hill Mines, Ltd. (I)	2,300	23,083
Intertape Polymer Group, Inc. (I)	4,500	5,802
Isotechnika Pharma, Inc. (I)	3,200	743
Ivanhoe Energy, Inc. (I)	25,500	71,805
KAB Distribution, Inc. (I)	7,076	7
Keegan Resources, Inc. (I)	8,100	70,598
Kimber Resources, Inc. (I)	250	420
Kingsway Financial Services, Inc. (I)	8,100	7,519
Kirkland Lake Gold, Inc. (I)	4,400	61,405
La Mancha Resources, Inc. (I)	17,200	40,272
Labopharm, Inc. (I)	7,200	3,862
Lake Shore Gold Corp. (I)	24,100	101,670
Laurentian Bank of Canada	2,914	152,147
Le Chateau, Inc.	1,700	19,657
Legacy Oil & Gas, Inc. (I)	614	9,329
Leon’s Furniture, Ltd.	5,926	84,902
Linamar Corp.	4,251	92,123
MacDonald Dettwiler & Associates, Ltd.	2,582	143,468
MAG Silver Corp. (I)	3,500	41,769
Major Drilling Group International	6,900	117,218
Manitoba Telecom Services, Inc.	1,531	47,454
Maple Leaf Foods, Inc.	4,700	59,823
Martinrea International, Inc. (I)	8,593	83,315
Maxim Power Corp. (I)	4,800	14,605
MDC Partners, Inc.	100	1,676
Mega Uranium, Ltd. (I)	24,000	14,605
Mercator Minerals, Ltd. (I)	19,100	66,195
Methanex Corp.	5,900	183,420
Migao Corp. (I)	3,000	23,424
Minefinders Corp. (I)	1,500	19,789
Mineral Deposits, Ltd. (I)	12,432	32,135
Miranda Technologies, Inc. (I)	3,285	22,532
Mosaid Technologies, Inc.	1,200	38,841
Mullen Group, Ltd.	3,257	71,657
Nautilus Minerals, Inc. (I)	30,700	88,981
Neo Material Technologies, Inc. (I)	8,900	85,649
Newalta, Inc.	5,900	78,565
NGEx Resources, Inc. (I)	7,821	15,650
Norbord, Inc. (I)	940	14,592
Nordion, Inc.	14,178	167,299
North American Palladium, Ltd. (I)	7,400	48,468
Northern Dynasty Minerals, Ltd. (I)	4,900	73,740
Northgate Minerals Corp. (I)	31,505	85,790
Noveko International, Inc. (I)	2,600	1,167
NuVista Energy, Ltd.	9,573	98,742
Oncolytics Biotech, Inc. (I)	4,590	26,749
Open Range Energy Corp. (I)	3,700	12,861
OPTI Canada, Inc. (I)(L)	31,900	7,732
Orleans Energy, Ltd. (I)	4,700	12,556
Paladin Labs, Inc. (I)	500	17,963
Paramount Resources, Ltd. (I)	5,100	176,751
Pason Systems, Inc.	6,600	107,220
Pelangio Exploration, Inc. (I)	4,400	3,222
Peregrine Diamonds, Ltd. (I)	12,400	27,627
Perpetual Energy, Inc.	1,456	6,248
Platinum Group Metals, Ltd. (I)	5,000	9,799
Plutonic Power Corp. (I)	6,600	17,768
Polymet Mining Corp. (I)	7,903	15,814
ProspEx Resources, Ltd. (I)	7,735	16,321

231

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Pulse Seismic, Inc. (I)	5,782	$13,956
Pure Energy Services, Ltd. (I)	1,400	10,542
Quebecor, Inc.	600	21,463
Queenston Mining, Inc. (I)	6,000	39,608
Questerre Energy Corp. (I)	38,200	48,464
Reitmans Canada, Ltd.	154	2,777
Reitmans Canada, Ltd., Class A	7,000	126,065
Resverlogix Corp. (I)	3,400	7,645
Richelieu Hardware, Ltd.	1,400	43,321
Ritchie Bros. Auctioneers, Inc. (L)	7,500	211,578
RONA, Inc.	10,343	151,491
RS Technologies, Inc. (I)	152	94
Rubicon Minerals Corp. (I)	15,700	81,293
Russel Metals, Inc.	7,189	202,508
Sabina Gold & Silver Corp. (I)	2,375	14,306
Sandvine Corp. (I)	18,000	45,487
Savanna Energy Services Corp. (I)	700	6,570
Scorpio Mining Corp. (I)	8,900	12,668
Seabridge Gold, Inc. (I)	3,200	101,232
Shawcor, Ltd., Class A	4,204	158,100
Sherritt International Corp. (L)	23,100	189,661
Shore Gold, Inc. (I)	22,600	18,183
Sierra Wireless, Inc. (I)	3,200	34,987
Silver Standard Resources, Inc. (I)	7,000	219,422
Silvercorp Metals, Inc.	20,400	296,899
Softchoice Corp. (I)	400	3,651
SouthGobi Energy Resources, Ltd. (I)	4,900	72,224
Sprott Resource Corp. (I)	9,300	51,512
Sprott Resource Lending Corp. (I)	9,200	16,891
Stantec, Inc. (I)	4,700	140,685
Starfield Resources, Inc. (I)	37,000	3,626
Stella-Jones, Inc.	100	4,172
Student Transportation of America, Ltd.	5,290	37,431
SunOpta, Inc. (I)	6,708	49,886
Superior Plus Corp.	7,400	86,098
Tanzanian
Royalty Exploration Corp. (I)(L)	7,400	47,247
Taseko Mines, Ltd. (I)	25,500	151,501
Technicoil Corp. (I)	5,300	13,175
The Cash Store Financial Services, Inc.	2,451	35,368
The Churchill Corp. (I)	1,600	33,089
The Descartes Systems Group, Inc. (I)	6,000	39,484
The Jean Coutu Group (PJC), Inc.	7,700	81,408
Theratechnologies, Inc. (I)	300	1,479
Thompson Creek Metals Company, Inc. (I)	11,493	144,033
Timminco, Ltd. (I)	8,700	4,128
TLC Vision Corp. (I)	3,400	10
TMX Group, Inc.	2,582	103,387
Toromont Industries, Ltd.	4,700	152,465
Torstar Corp.	6,800	100,229
Total Energy Services, Inc.	8,400	143,913
Transcontinental, Inc.	7,583	117,167
TransForce, Inc.	7,918	116,381
Transglobe Energy Corp. (I)	5,600	85,025
Transition Therapeutics, Inc. (I)	2,700	11,725
Trilogy Energy Corp.	600	12,613
Trinidad Drilling, Ltd.	13,597	131,833
U308 Corp. (I)	2,980	1,553
Uni-Select, Inc.	1,400	37,718
Uranium Participation Corp. (I)	9,855	66,683
Vecima Networks, Inc. (I)	2,779	10,348
Vector Aerospace Corp. (I)	1,900	25,144
Vero Energy, Inc. (I)	8,900	50,857
Vitran Corp., Inc. (I)	600	8,355
Webtech Wireless, Inc. (I)	1,700	824

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Wesdome Gold Mines, Ltd.	8,000	$22,610
West Fraser Timber Company, Ltd.	2,143	133,576
Western Coal Corp. (I)	30,700	375,556
Westport Innovations, Inc. (I)	4,757	104,266
Wi-LAN, Inc.	9,800	60,245
Winpak, Ltd.	200	2,599
Xtreme Coil Drilling Corp. (I)	3,452	18,764
Zarlink Semiconductor, Inc. (I)	4,500	10,072
ZCL Composites, Inc. (I)	3,500	11,986

		16,519,646
Cayman Islands - 0.04%
Siem Offshore, Inc. (I)	20,000	45,090
China - 0.09%
Bund Center Investment, Ltd. (I)	190,000	33,069
Epure International, Ltd.	51,000	29,184
Pacific Textile Holdings, Ltd.	90,000	52,002

		114,255
Cyprus - 0.09%
Deep Sea Supply PLC (I)	11,000	28,575
Marfin Popular Bank PLC	7,033	8,666
ProSafe ASA	10,003	76,087

		113,328
Denmark - 0.80%
ALK-Abello A/S	381	22,959
Alm Brand A/S (I)	5,370	11,537
Amagerbanken A/S (I)	25,580	0
Auriga Industries	1,693	29,715
Bang & Olufsen A/S (I)	3,937	57,983
Bavarian Nordic A/S (I)	928	19,814
Capinordic A/S (I)	7,100	620
D.S. Norden A/S	2,246	77,374
East Asiatic Company, Ltd. A/S	1,511	45,958
Fionia Bank A/S (I)	1,700	0
Genmab A/S (I)	3,300	35,121
GN Store Nord A/S	13,257	124,482
Greentech Energy Systems A/S (I)	4,271	14,042
IC Companys A/S	807	34,531
Lan & Spar Bank A/S	225	11,547
NeuroSearch A/S (I)	1,867	20,245
NKT Holding A/S	1,339	78,371
Ostjydsk Bank A/S (I)	167	9,842
Ringkjoebing Landbobank A/S	386	49,669
Roskilde Bank A/S (I)	473	0
Satair A/S	294	21,124
Schouw & Company A/S	1,959	54,516
SimCorp A/S	572	91,690
Solar Holdings A/S	603	51,037
Spar Nord Bank A/S (I)	4,942	45,557
Sydbank A/S	4,527	114,267
Thrane & Thrane A/S	413	19,698
Torm A/S (I)	199	1,144
Vestjysk Bank A/S (I)	155	1,722

		1,044,565
Finland - 2.67%
Alma Media OYJ	4,110	47,442
Amer Sports OYJ	22,062	283,647
Atria PLC	1,021	12,554
Cargotec Corp. OYJ	5,393	262,978
Cramo OYJ (L)	2,993	77,600
Elektrobit Corp.	2,752	2,419
Finnair OYJ (I)	3,281	17,877
Finnlines OYJ (I)	4,379	49,041

232

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Fiskars Corp.	3,512	$84,568
HK Ruokatalo OYJ	316	2,971
Huhtamaki OYJ	3,486	49,398
Ilkka-Yhtyma OYJ	1,535	19,162
KCI Konecranes OYJ (L)	4,353	201,554
Kemira OYJ	8,272	133,698
Lannen Tehtaat OYJ	696	18,525
M-real OYJ (I)	44,242	192,994
Olvi OYJ	586	30,705
Oriola-KD OYJ	4,895	23,612
Orion OYJ, Series A (L)	4,469	108,198
Orion OYJ, Series B (L)	11,531	279,687
Outotec OYJ	3,485	209,656
Poyry OYJ	2,864	43,651
Raisio OYJ	8,267	30,792
Ramirent OYJ	4,765	78,497
Rapala VMC OYJ	2,298	22,141
Rautaruukki OYJ (L)	6,695	160,482
Ruukki Group OYJ (I)	8,977	23,015
Scanfil OYJ	3,574	14,148
Stockmann OYJ Abp, Series B	3,940	118,459
Tecnomen OYJ (I)	8,945	5,206
Tieto OYJ	4,223	77,279
Tikkurila OYJ	2,068	47,057
Uponor OYJ	4,437	75,732
Vacon OYJ	758	46,699
YIT Oyj	21,015	622,902

		3,474,346
France - 3.99%
ABC Arbitrage	1,686	18,064
Altran Technologies SA (I)	21,034	146,403
April Group SA	1,212	33,512
Archos SA (I)	313	3,667
Assystem SA	1,693	37,289
Beneteau SA	4,024	84,886
Boiron SA	699	29,536
Bongrain SA (I)	189	17,553
Bourbon SA (L)	4,182	197,702
Boursorama (I)	743	8,686
Bull SA (I)	11,076	59,134
Canal Plus SA (I)	4,707	37,339
Cegedim SA	385	26,316
Delachaux SA	1,025	104,784
Electricite de Strasbourg SA	81	13,795
Esso SAF	197	27,908
Etablissements Maurel et Prom SA	12,266	236,395
Eurofins Scientific	895	78,890
Financiere Marc de Lacharriere SA	961	38,792
GFI Informatique SA (I)	7,671	40,467
GL Events SA	213	7,309
Groupe Steria SA	2,929	94,244
Guerbet SA	157	15,575
Guyenne & Gascogne SA	315	40,874
Haulotte Group (I)	1,924	39,210
Havas SA	35,098	188,374
IMS International Metal Service (I)	2,200	46,843
Infogrames Entertainment SA (I)	2,501	10,367
Ipsos SA	3,356	164,330
Korian	170	3,987
Lafuma SA (I)	323	6,730
Laurent-Perrier SA	120	13,435
Lectra SA	2,262	21,165
LVL Medical Groupe SA (I)	438	10,899
M6-Metropole Television	8,464	221,143

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Manutan SA	162	$11,674
Mersen	1,710	94,984
Neopost SA	3,119	273,134
Nexans SA	2,042	195,379
Nexity SA	4,083	202,488
NicOx SA (I)	4,623	16,248
Norbert Dentressangle SA	576	61,813
NRJ Group	2,727	28,951
Orpea SA	2,102	102,714
Parrot SA (I)	1,095	39,297
Penauille Polyservices SA (I)	8,547	73,395
Pierre & Vacances SA	453	39,795
Rallye SA	2,526	114,282
Recylex SA (I)	3,196	30,225
Remy Cointreau SA	2,623	197,444
Rhodia SA (I)	19,404	567,765
Robertet SA	135	23,151
Rubis SA	336	40,151
Saft Groupe SA	2,392	101,673
Sechilienne-Sidec SA	1,808	50,722
Sequana Capital	2,051	36,049
Somfy SA	280	77,338
Spir Communication SA (I)	492	27,583
SR Teleperformance SA	5,894	222,174
Stef-TFE Group	1,149	71,643
Theolia SA (I)(L)	9,586	18,212
Toupargel-Agrigel SA	539	11,686
Transgene SA (I)(L)	1,152	20,252
Trigano SA	1,753	59,514
UBISOFT Entertainment SA (I)	6,111	62,514
Vetoquinol Sa	56	2,408
Viel & Compagnie SA	5,454	25,144
Vilmorin & Compagnie SA	710	85,079
Virbac SA	384	63,991
VM Materiaux SA	263	16,402

		5,190,877
Germany - 5.00%
Aareal Bank AG (I)	3,026	97,048
Adlink Internet Media AG (I)	1,638	8,118
Adva AG Optical Networking (I)	6,343	53,202
Agennix AG (I)	506	2,621
Air Berlin PLC (I)	4,881	21,616
Asian Bamboo AG (L)	1,159	57,006
Balda AG (I)	8,571	103,277
Bauer AG	162	8,174
BayWa AG	921	41,715
Bechtle AG	1,216	51,320
Centrotherm Photovoltaics AG (I)	812	48,234
Cewe Color Holding AG	385	17,276
Comdirect Bank AG (I)	2,391	27,040
Compugroup Medical AG	448	7,302
Conergy AG (I)(L)	12,401	7,028
CTS Eventim AG	567	36,555
Delticom AG	491	44,474
Demag Cranes AG	1,912	97,383
Deutsche Beteiligungs AG	423	12,190
Deutsche Wohnen AG (I)	6,242	90,051
Deutz AG (I)	5,916	49,787
Dialog Semiconductor PLC (I)	4,253	88,652
Douglas Holding AG	2,559	139,763
Drillisch AG	7,508	77,472
Duerr AG	1,696	56,314
DVB Bank AG	6,310	224,457
ElringKlinger AG	3,656	115,245

233

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Evotec AG (I)	16,036	$67,589
Freenet AG	15,169	173,789
Fuchs Petrolub AG (I)	615	83,042
Gerresheimer AG	3,110	142,329
Gerry Weber International AG	1,710	99,519
Gesco AG	295	24,630
GFK AG	308	17,031
Grenkeleasing AG	129	7,723
Hamburger Hafen und Logistik AG	2,240	104,208
Heidelberger Druckmaschinen AG (I)	21,081	99,651
Indus Holding AG	1,623	48,331
IVG Immobilien AG (I)	8,262	68,518
IWKA AG (I)	2,152	50,741
Jenoptik AG (I)	3,285	26,254
Kloeckner & Company SE (I)	7,480	250,010
Kontron AG	5,420	67,211
Krones AG (I)	2,044	148,120
KWS Saat AG	206	43,497
Leoni AG (I)	2,827	120,801
Manz Automation AG (I)	233	16,697
Medigene AG (I)	3,040	8,843
Medion AG	1,622	23,004
MLP AG	4,269	39,505
Muehlbauer Holding AG &
Company KGaA	156	8,631
MVV Energie AG	884	34,280
Norddeutsche Affinerie AG	5,323	284,280
Nordex AG (I)(L)	2,657	29,208
Pfeiffer Vacuum Technology AG	173	24,262
Pfleiderer AG (I)(L)	3,314	7,567
Phoenix Solar AG	547	18,589
Plambeck Neue Energien AG (I)	6,235	22,775
Praktiker Bau- und
Heimwerkermaerkte AG	6,319	74,580
Premiere AG (I)	28,928	119,035
Q-Cells AG (I)(L)	7,201	31,106
QSC AG (I)	6,549	24,682
Rational AG (I)	405	96,641
Rheinmetall AG	2,295	190,262
Sartorius AG	940	37,583
SGL Carbon AG (I)(L)	5,711	279,058
Singulus Technologies AG (I)	11,249	70,008
Sixt AG	1,178	60,115
Solar Millennium AG (I)	1,626	42,170
Solarworld AG (L)	11,677	190,394
Stada Arzneimittel AG	10,688	414,213
Suess MicroTec AG (I)	2,259	38,064
Symrise AG	4,862	142,594
TUI AG (I)(L)	2,876	34,387
Vossloh AG	806	108,077
VTG AG	1,231	28,736
Wacker Construction Equipment AG (I)	2,763	43,582
Wincor Nixdorf AG	5,765	466,506
Wire Card AG	10,022	179,747
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	65,509
Xing AG (I)	361	21,313

		6,502,317
Gibraltar - 0.02%
PartyGaming PLC (I)	8,358	26,795
Greece - 1.08%
Aegean Airlines SA	1,678	4,685
Agricultural Bank of Greece SA (I)	50,620	50,860

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Alapis Holding Industrial
& Commercial SA	16,515	$5,846
Alpha Bank A.E. (I)	7,465	48,242
Athens Stock Exchange SA	7,482	65,708
Athens Water Supply and
Sewage Company SA	2,538	19,125
Autohellas SA	2,895	7,729
Bank of Attica SA (I)	6,737	9,632
Bank of Greece SA	1,882	95,034
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	10,106
EFG Eurobank Ergasias SA (I)	6,902	42,975
Emporiki Bank SA (I)	250	506
Forthnet SA (I)	8,037	5,233
Fourlis SA	6,312	53,636
Frigoglass SA	4,848	77,690
GEK Group of Companies SA	5,812	23,214
Geniki Bank SA (I)	1,852	3,908
Greek Postal Savings Bank SA (I)	12,594	60,066
Halcor SA (I)	4,634	4,854
Hansard Global PLC	6,816	16,949
Hellenic Petroleum SA	3,846	40,112
Hellenic Technodomiki Tev SA	11,183	49,079
Intracom Holdings SA (I)	10,218	6,220
Intracom SA Technical &
Steel Constructions SA (I)	3,610	5,053
Intralot SA-integrated Lottery Systems
& Services	2,796	9,706
J&P-Avax SA	614	974
Lambrakis Press SA (I)	2,696	1,907
Loulis Mills SA	3,541	8,560
Marfin Investment Group SA (I)	72,043	79,560
Metka SA	3,097	42,103
Motor Oil Hellas Corinth Refineries SA	6,346	82,337
Mytilineos Holdings SA (I)	7,871	60,732
Nireus Aquaculture SA (I)	1,703	1,667
Piraeus Bank SA (I)	83,629	165,789
Piraeus Port Authority SA (I)	710	15,964
Sarantis SA	3,860	17,825
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	14,181
Terna Energy SA	4,140	20,074
Titan Cement Company SA	5,693	141,952
Viohalco SA (I)	6,216	36,057

		1,405,850
Hong Kong - 2.66%
Allied Group, Ltd.	26,000	90,884
Allied Properties HK, Ltd.	358,000	73,771
Apac Resources, Ltd. (I)	500,000	29,942
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	4,668
Associated International Hotels, Ltd. (I)	44,000	95,709
Bonjour Holdings, Ltd.	208,000	35,243
Bright International Group, Ltd. (I)	446,000	14,617
C C Land Holdings, Ltd.	198,000	67,540
C Y Foundation Group, Ltd. (I)	300,000	4,512
Cafe de Coral Holdings, Ltd.	2,000	4,704
Champion Technology Holdings, Ltd.	528,328	11,147
Chen Hsong Holdings, Ltd.	10,000	5,586
Cheuk Nang Holdings, Ltd.	3,114	1,411
China Energy
Development Holdings, Ltd. (I)	634,000	23,379
China Glass Holdings, Ltd.	30,000	26,190
China Metal International Holdings, Inc.	12,000	3,609

234

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Public Procurement, Ltd. (I)	232,000	$20,281
China Renji Medical Group, Ltd. (I)	1,332,000	10,274
China Sci-Tech Holdings, Ltd. (I)	2,210,240	63,322
China Solar Energy Holdings, Ltd. (I)	425,000	7,387
China WindPower Group, Ltd. (I)	440,000	47,073
China Yunnan Tin Minerals
Group Company, Ltd. (I)	342,000	4,843
Chong Hing Bank, Ltd.	11,000	28,269
Chuang’s Consortium International, Ltd.	118,948	16,071
Citic 1616 Holdings, Ltd.	112,000	35,974
CK Life Sciences
International Holdings, Inc.	42,000	2,858
CP Lotus, Corp. (I)	220,000	9,491
Cross-Harbour Holdings, Ltd.	18,000	15,976
Dickson Concepts International, Ltd.	35,000	26,091
DVN Holdings Company, Ltd.	112,000	6,932
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	14,779
Emperor International Holdings, Ltd.	177,333	34,913
Emperor Watch & Jewellery, Ltd.	140,000	16,761
eSun Holdings, Ltd. (I)	74,000	16,458
Eva Precision Industrial Holdings, Ltd.	76,000	55,629
Far East Consortium International, Ltd.	139,352	33,465
Fong’s Industries Company, Ltd.	38,000	24,156
Fubon Bank, Ltd.	38,000	25,153
G-Resources Group, Ltd. (I)	1,182,000	86,991
Get Nice Holdings, Ltd.	394,000	26,380
Giordano International, Ltd.	208,000	125,782
Global Green Tech Group, Ltd. (I)	97,920	1,979
Glorious Sun Enterprises, Ltd.	64,000	25,562
Golden Resorts Group, Ltd. (I)	356,000	47,523
Goldin Financial Holdings, Ltd.	210,000	18,913
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board
International Holdings, Ltd. (I)	50,000	5,921
Harbour Centre Development, Ltd.	46,000	66,727
HKR International, Ltd.	75,200	42,643
Hong Kong Ferry Holdings Company	29,000	26,678
Hong Kong Resources
Holdings Company, Ltd.	164,000	14,578
Hongkong Chinese, Ltd. (I)	4,000	856
Hung Hing Printing Group, Ltd.	82,000	32,978
Huscoke Resources Holdings, Ltd. (I)	340,000	17,439
Hutchison Harbour Ring, Ltd.	186,000	22,439
I.T, Ltd.	100,601	68,127
Imagi International Holdings, Ltd. (I)	106,250	5,105
International Luk Fook Holdings, Ltd.	28,000	83,514
K Wah International Holdings, Ltd.	168,000	67,022
Kantone Holdings, Ltd.	409,334	5,905
King Stone Energy Group, Ltd. (I)	1,220,000	27,704
Kowloon Development Company, Ltd.	49,000	65,681
Le Saunda Holdings	18,000	8,560
Lee & Man Holding, Ltd.	60,000	69,307
Lippo China Resources, Ltd.	36,000	1,318
Liu Chong Hing Investment	16,000	22,152
Matsunichi
Communication Holdings, Ltd. (I)	57,000	29,483
Media Chinese International, Ltd.	110,000	38,182
Melco International Development	102,000	69,533
Midland Holdings, Ltd.	48,000	37,495
Natural Beauty Bio-Technology, Ltd.	20,000	5,017
Neo-Neon Holdings, Ltd.	39,500	15,194
New Times Energy Corp., Ltd. (I)	526,000	10,096
NewOcean Energy Holdings, Ltd.	34,000	6,478
Norstar Founders Group, Ltd. (I)	244,000	22,899

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Pacific Andes International Holdings, Ltd.	140,686	$22,756
Pacific Century
Premium Developments, Ltd.	85,000	16,482
Paliburg Holdings, Ltd.	50,000	19,978
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Innovation, Ltd. (I)	155,000	28,190
Phoenix Satellite Television Holdings, Ltd.	28,000	11,511
Pico Far East Holdings, Ltd.	100,000	19,185
Playmates Holdings, Ltd.	31,800	11,718
Playmates Toys Ltd. (I)	15,900	532
Png Resources Holdings, Ltd. (I)	888,000	29,699
Polytec Asset Holdings, Ltd.	150,000	22,972
PYI Corp., Ltd. (I)	372,000	13,857
Regal Hotels International Holdings, Ltd.	56,000	25,389
SA SA International Holdings, Ltd.	116,000	59,131
SEA Holdings, Ltd.	4,000	2,578
Shui On Construction & Materials, Ltd.	22,000	29,486
Shun Tak Holdings, Ltd.	166,000	91,249
Sing Tao News Corp., Ltd.	114,000	36,925
Singamas Container Holdings, Ltd. (I)	158,000	65,890
Sino Prosper State Gold
Resources Holdings Ltd. (I)	750,000	42,240
Sino-Tech International Holdings, Ltd. (I)	440,000	9,104
Skyfame Realty Holdings, Ltd. (I)	216,000	17,772
Smartone
Telecommunications Holdings, Ltd.	78,000	129,206
Solomon Systech International, Ltd.	254,000	14,231
South China (china), Ltd. (I)	256,000	19,483
Sun Hung Kai & Company, Ltd.	13,000	10,518
Tack Fat Group International, Ltd. (I)	27,200	0
TAI Cheung Holdings, Ltd.	59,000	43,925
Taifook Securities Group, Ltd.	22,399	14,224
Texwinca Holdings, Ltd.	34,000	36,028
Theme International Holdings, Ltd. (I)	90,000	6,144
Titan Petrochemicals Group, Ltd. (I)	500,000	36,685
Transport International Holdings, Ltd.	19,200	59,297
United Power Investment, Ltd. (I)	784,000	19,772
Upbest Group, Ltd.	148,000	18,651
USI Holding Corp.	104,000	42,056
Victory City International Holdings, Ltd.	99,526	20,176
Vitasoy International Holdings, Ltd.	102,000	83,862
Vongroup, Ltd. (I)	210,000	1,761
VST Holdings Company, Ltd. (I)	96,000	28,664
Wah Nam International Holdings, Ltd. (I)	16,000	2,922
Wai Kee Holdings, Ltd.	68,000	14,816
Winteam Pharmaceutical Group, Ltd. (I)	106,000	18,782
Ygm Trading, Ltd.	11,000	21,660
Yugang International, Ltd.	312,000	3,096

		3,453,832
Ireland - 0.93%
Aer Lingus (I)	15,850	16,100
Allied Irish Banks PLC -
London Exchange (I)	83,104	22,251
C&C Group PLC	31,161	140,976
DCC PLC	6,369	203,035
FBD Holdings PLC	1,839	18,887
Glanbia PLC	11,290	67,966
Grafton Group PLC	18,960	89,188
Greencore Group PLC	13,532	22,615
IFG Group PLC	10,694	20,437
Independent News & Media PLC (I)	11,035	9,694
Irish Continental Group PLC	1,120	28,055
Irish Life & Permanent
Group Holdings PLC (I)	28,472	16,461

235

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	10,256	$91,765
Paddy Power PLC	5,842	255,853
Smurfit Kappa Group PLC (I)	10,583	134,222
United Drug PLC	20,187	65,735

		1,203,240
Israel - 0.97%
Africa Israel Investments, Ltd. (I)	3,727	32,281
Alvarion, Ltd. (I)	3,666	7,016
Clal Biotechnology Industries, Ltd. (I)	3,326	21,115
Clal Industries & Investments, Ltd.	6,262	47,052
Clal Insurance Enterprise Holdings, Ltd.	2,775	81,472
Delek Automotive Systems, Ltd.	2,309	28,300
First International Bank of Israel, Ltd.	3,533	55,249
Frutarom Industries, Ltd.	2,382	25,310
Gilat Satellite Networks, Ltd. (I)	900	4,822
Given Imaging, Ltd. (I)	307	5,915
Hadera Paper, Ltd. (I)	244	17,907
Harel Insurance Investments, Ltd.	621	38,909
Hot Telecommunication System, Ltd. (I)	648	11,841
Israel Discount Bank, Ltd. (I)	18,117	38,159
Ituran Location & Control, Ltd.	1,195	17,788
Jerusalem Oil Exploration (I)	255	5,307
Makhteshim-Agan Industries, Ltd. (I)	33,321	176,081
Menorah Mivtachim Holdings, Ltd. (I)	1,766	24,062
NICE Systems, Ltd., SADR (I)	4,972	183,666
Oil Refineries, Ltd. (I)	124,398	91,373
Ormat Industries, Ltd.	7,009	51,705
Osem Investments, Ltd.	2,428	40,895
Paz Oil Company, Ltd.	378	70,815
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	26,421
Retalix, Ltd. (I)	404	5,801
Shikun & Binu, Ltd.	11,140	32,442
Strauss Group, Ltd.	2,935	47,911
Super-Sol, Ltd.	9,143	56,434
The Phoenix Holdings, Ltd.	2,821	10,093

		1,256,142
Italy - 3.14%
ACEA SpA (I)	8,580	101,219
Aedes SpA (I)	75,645	19,491
Amplifon SpA	9,264	56,288
Ansaldo STS SpA	6,562	96,156
Astaldi SpA	4,499	37,157
Azimut Holding SpA	15,042	168,060
Banca Generali SpA (I)	1,570	23,903
Banca Popolare Dell’emilia
Romagna SCRL	1,813	21,844
Banca Popolare dell’Etruria e del
Lazio SpA (I)	7,181	31,250
Banca Popolare di Milano SpA (L)	31,554	118,644
Banca Popolare di Sondrio SCRL	6,798	57,807
Benetton Group SpA (I)	6,037	45,293
Biesse Spabiesse SpA (I)	3,189	33,021
Brembo SpA	2,573	31,706
Bulgari SpA (L)	15,853	274,666
Buongiorno SpA (I)	6,447	12,203
Buzzi Unicem SpA	4,611	67,139
Caltagirone SpA	2,499	7,222
Cementir SpA	9,230	27,549
CIR-Compagnie Industriali
Riunite SpA (I)	62,501	140,411
Credito Artigiano SpA	7,592	15,147
Credito Emiliano SpA	9,474	62,188

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	2,311	$70,177
DeA Capital SpA (I)	4,665	10,250
DiaSorin SpA	3,279	144,290
Digital Multimedia Technologies SpA (I)	1,816	56,187
Engineering Ingegneria Informatica SpA	449	14,758
ERG SpA	7,480	106,282
Esprinet SpA	3,554	30,684
Eurotech SpA (I)	1,562	5,093
Fondiaria-Sai SpA (L)	4,848	40,233
Gemina SpA (I)	54,600	50,544
Geox SpA	8,390	52,804
Gruppo Coin SpA (I)	6,995	69,105
Gruppo Editoriale L’Espresso SpA (I)	35,685	97,406
Hera SpA	59,429	142,244
Immsi SpA (L)	24,591	29,223
Impregilo SpA (I)	36,254	121,013
Interpump SpA	6,839	58,020
Iren SpA	34,401	64,038
Italcementi SpA (L)	5,020	51,315
Italmobiliare SpA	827	33,237
Juventus Football Club SpA (I)	4,630	5,329
KME Group SpA	27,631	13,775
Landi Renzo Spa (I)	3,939	13,906
Lottomatica SpA (L)	5,738	103,447
Maire Tecnimont SpA	12,753	52,471
Marr SpA	4,504	55,406
Milano Assicurazioni SpA (L)(I)	24,455	31,623
Mondadori (Arnoldo) Editore SpA (I)	12,613	49,224
Piaggio & C SpA	17,916	61,162
Piccolo Credito Valtellinese SCRL	22,689	108,578
Prelios SpA (I)	44,428	34,647
Premafin Finanziaria SpA (I)(L)	12,050	9,516
Recordati SpA	14,439	145,184
Risanamento SpA (I)	20,386	7,480
Safilo Group SpA (I)	1,868	33,528
Saras SpA (I)	17,735	45,944
Save SpA (I)	841	8,962
Seat Pagine Gialle SpA (I)	131,159	12,911
Snai SpA (I)	7,046	24,461
Societa Iniziative Autostradali e
Servizi SpA	5,263	61,568
Societa’ Cattolica di Assicurazioni SCRL	4,549	123,036
Sol SpA	2,802	22,132
Sorin SpA (I)	38,164	106,623
Telecom Italia Media SpA (I)	95,662	25,078
Tod’s SpA	1,222	144,140
Trevi Finanziaria SpA	2,230	29,870
Unipol Gruppo Finanziario SpA, ADR	61,265	44,119
Vittoria Assicurazioni SpA (I)	2,112	12,007

		4,081,394
Japan - 20.78%
Accordia Golf Company, Ltd.	79	55,750
Achilles Corp.	18,000	26,833
Adeka Corp.	8,700	84,824
Advan Company, Ltd.	1,800	14,867
Aeon Delight Company, Ltd.	2,100	35,093
Aeon Fantasy Co., Ltd.	1,600	16,081
Ahresty Corp.	2,300	19,107
AI Holdings Corp.	3,400	13,898
Aica Kogyo Company, Ltd.	5,300	68,847
Aichi Bank, Ltd.	900	56,047
Aichi Corp.	3,200	14,465
Aichi Machine Industry Company, Ltd.	8,000	28,661
Aichi Steel Corp.	10,000	60,471

236

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aida Engineering, Ltd.	7,500	$33,722
Aiphone Company, Ltd.	1,300	21,660
Airport Facilities Company, Ltd.	2,900	12,551
Aisan Industry Company, Ltd.	2,500	25,667
Akebono Brake
Industry Company, Ltd. (L)	4,200	21,409
Akita Bank, Ltd.	15,000	48,078
Alpen Company, Ltd.	1,700	29,308
Alpha Systems, Inc.	700	11,039
Alpine Electronics, Inc.	3,300	37,015
Amano Corp.	6,700	64,197
Amiyaki Tei Company., Ltd.	5	16,071
Ando Corp.	10,000	15,057
Anritsu Corp.	10,000	76,100
AOC Holdings, Inc. (I)	4,400	29,517
AOKI Holdings, Inc.	2,000	32,109
Aomori Bank, Ltd.	24,000	73,575
Aoyama Trading Company, Ltd.	5,100	80,721
Arakawa Chemical Industries, Ltd.	1,900	18,584
Arc Land Sakamoto Company, Ltd. (I)	1,200	14,202
Arcs Company, Ltd.	3,500	52,384
Ariake Japan Company, Ltd.	1,900	31,339
Arisawa Manufacturing Company, Ltd.	3,300	17,734
Arnest One Corp.	3,000	29,935
AS ONE CORP.	1,400	29,185
Asahi Company, Ltd. (I)	1,500	26,689
Asahi Diamond Industrial Company, Ltd.	5,000	95,937
Asahi Holdings, Inc.	2,500	50,854
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	16,663
ASATSU-DK, Inc.	2,300	61,606
ASKA Pharmaceutical Company, Ltd.	3,000	26,383
ASKUL Corp.	2,100	29,789
Atom Corp. (I)(L)	14,100	41,197
Atsugi Company, Ltd.	19,000	23,756
Autobacs Seven Company, Ltd.	700	26,593
Avex Group Holdings, Inc.	3,400	41,447
Bando Chemical Industries, Ltd.	8,000	36,739
Bank of Iwate, Ltd.	1,400	55,087
Bank of Nagoya, Ltd.	17,000	54,773
Bank of Okinawa, Ltd.	2,100	84,944
Bank of Saga, Ltd.	15,000	42,198
Bank of the Ryukyus, Ltd.	4,800	54,089
Belc Company, Ltd.	1,400	15,888
BIC Camera, Inc.	33	13,135
BML, Inc.	1,400	39,418
Bookoff Corp.	1,700	12,202
BSL Corp. (I)	600	902
Bunka Shutter Company, Ltd.	5,000	15,204
CAC Corp.	1,500	12,328
Calsonic Kansei Corp. (I)	10,000	39,673
Can Do Company, Ltd. (L)	16	14,100
Canon Electronics, Inc.	1,700	45,954
Capcom Company, Ltd.	4,700	89,841
Cawachi, Ltd.	2,000	37,658
Central Glass Company, Ltd.	19,000	76,521
Chi Group Company, Ltd. (I)	2,700	7,953
Chino Corp.	2,000	4,922
Chiyoda Company, Ltd.	2,600	32,914
Chiyoda Integre Company, Ltd. (I)	1,400	19,987
Chofu Seisakusho Company, Ltd.	2,100	52,639
Chori Company, Ltd.	17,000	20,233
Chubu Shiryo Company, Ltd.	2,000	15,319
Chudenko Corp.	2,600	32,738
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,922

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Mining Company, Ltd. (I)	34,900	$13,390
Chugai Ro Company, Ltd.	5,000	22,181
Chugoku Marine Paints, Ltd.	6,000	50,277
Chukyo Bank, Ltd.	9,000	21,748
Chuo Denki Kogyo Company, Ltd.	2,200	10,897
Circle K Sunkus Company, Ltd.	5,500	83,116
CKD Corp.	5,400	54,078
Clarion Company, Ltd. (I)	5,000	8,128
Cleanup Corp.	2,100	13,928
CMK Corp. (I)	5,400	23,631
Coca-Cola Central Japan Company, Ltd.	1,400	19,003
Cocokara Fine Holdings, Inc.	1,540	32,455
Colowide Company, Ltd.	3,500	18,134
COMSYS Holdings Corp.	200	2,017
Corona Corp.	1,600	15,873
Cosel Company, Ltd.	1,200	18,507
Cosmos Pharmaceutical Corp.	600	24,994
CSK Corp. (I)(L)	9,500	28,895
Cybozu, Inc.	48	10,266
D.G. Roland Corp.	1,400	19,935
Dai Nippon Toryo Company, Ltd.	12,000	16,013
Dai-Dan Company, Ltd.	2,000	12,239
Daibiru Corp.	5,200	45,011
Daido Metal Company, Ltd.	4,000	32,460
Daidoh, Ltd.	2,000	19,147
Daiei, Inc. (I)	5,650	21,668
Daifuku Company, Ltd.	6,500	47,199
Daihen Corp.	8,000	33,566
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	15,869
Daiichi Jitsugyo Company, Ltd.	4,000	15,784
Daiichi Kigenso Kagaku-
Kogyo Company, Ltd.	400	15,071
Daiken Corp.	9,000	33,015
Daikoku Denki Company, Ltd.	800	9,492
Daikyo, Inc. (I)(L)	19,000	29,466
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	33,662
Daio Paper Corp.	7,000	53,691
Daisan Bank, Ltd.	17,000	43,941
Daiseki Company, Ltd. (L)	2,900	56,619
Daishi Bank, Ltd.	27,000	88,371
Daiso Company, Ltd.	7,000	23,664
Daisyo Corp.	1,300	15,316
Daiwa Industries, Ltd.	4,000	20,711
Daiwabo Holdings Company, Ltd.	17,000	34,885
DCM Japan Holdings Company, Ltd.	7,700	46,562
Denki Kogyo Company, Ltd.	7,000	37,795
Denyo Company, Ltd.	1,700	25,109
Descente, Ltd.	4,000	17,972
Doshisha Company, Ltd.	1,200	23,847
Doutor Nichires Holdings Company, Ltd.	2,900	35,038
Dr. Ci:Labo Company, Ltd. (I)	21	77,237
DTS Corp.	1,700	16,861
Duskin Company, Ltd.	6,000	110,785
Dwango Company, Ltd.	12	30,060
Dydo Drinco, Inc.	1,200	46,670
Eagle Industry Company, Ltd.	2,000	20,849
Earth Chemical Company, Ltd.	1,600	53,532
EDION Corp.	6,100	51,316
Ehime Bank, Ltd.	18,000	50,396
Eighteenth Bank, Ltd.	20,000	55,542
Eiken Chemical Company, Ltd.	1,400	16,147
Eizo Nanao Corp.	1,500	35,232
Elematec Corp.	2,000	26,857
Enplas Corp.	1,200	15,783

237

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
EPS Company, Ltd.	14	$32,536
Espec Corp.	1,600	13,330
F&A Aqua Holdings, Inc.	2,400	20,642
Fancl Corp.	2,600	36,415
FCC Company, Ltd.	2,800	66,745
FDK Corp. (I)	9,000	14,499
Felissimo Corp.	900	10,464
Foster Electric Company, Ltd.	2,100	48,120
FP Corp.	1,600	84,743
France Bed Holdings Company, Ltd.	11,000	13,686
Fuji Company, Ltd.	2,100	41,000
Fuji Corp., Ltd.	100	452
Fuji Electronics Company, Ltd.	1,800	27,569
Fuji Kyuko Company, Ltd.	5,000	25,479
Fuji Oil Company, Ltd.	6,700	87,798
Fuji Seal International, Inc.	1,700	35,042
Fuji Software ABC, Inc.	1,800	28,719
Fujibo Holdings, Inc.	7,000	14,234
Fujicco Company, Ltd.	2,000	24,669
Fujikura Kasei Company, Ltd.	2,000	12,599
Fujimi, Inc.	1,200	16,619
Fujimori Kogyo Company, Ltd.	1,600	23,640
Fujita Kanko, Inc.	7,000	26,677
Fujitec Company, Ltd.	5,000	26,509
Fujitsu General, Ltd.	6,000	30,440
Fujiya Company, Ltd. (I)	6,000	9,954
Fukui Bank, Ltd.	23,000	71,515
Fukushima Bank, Ltd. (I)	21,000	12,115
Funai Consulting Company, Ltd.	3,300	21,027
Funai Electric Company, Ltd. (L)	2,600	76,816
Furukawa Company, Ltd. (I)	27,000	27,915
Furukawa-Sky Aluminum Corp.	9,000	26,184
Fuso Pharmaceutical Industries, Ltd.	5,000	14,747
Futaba Corp.	2,900	55,748
Futaba Industrial Company, Ltd. (I)	3,400	18,930
Future System Consulting Corp.	2	797
Fuyo General Lease Company, Ltd.	1,700	49,754
Gakken Company, Ltd.	7,000	14,245
Geo Corp.	41	46,038
GLOBERIDE, Inc.	10,000	11,344
GMO Internet, Inc.	3,800	17,227
Godo Steel, Ltd.	16,000	40,010
Goldcrest Company, Ltd.	2,190	42,968
Goldwin, Inc.	6,000	16,663
Green Hospital Supply, Inc.	2,600	32,727
Gulliver International Company, Ltd.	550	20,827
Gun-Ei Chemical Industry Company, Ltd.	4,000	11,122
Gunze, Ltd.	13,000	47,199
H20 Retailing Corp.	8,000	54,148
Hakuto Company, Ltd.	1,300	13,644
Hamakyorex Company, Ltd.	500	14,457
Hanwa Company, Ltd.	14,000	61,938
Harashin Narus Holdings Company, Ltd.	1,300	20,442
Harima Chemicals Inc.	2,000	14,344
Heiwa Real Estate Company, Ltd.	17,500	40,394
Heiwado Company, Ltd.	2,000	25,319
Hibiya Engineering, Ltd.	2,400	23,544
Hiday Hidaka Corp.	1,100	15,906
Higashi-Nippon Bank, Ltd.	17,000	36,788
Higo Bank, Ltd.	20,000	111,565
Hikari Tsushin, Inc.	1,900	37,141
Hioki Ee Corp.	500	9,856
HIS Company, Ltd.	1,800	36,534
Hisaka Works, Ltd.	2,000	24,092
Hitachi Cable, Ltd.	21,000	54,027

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Koki Company, Ltd.	5,700	$54,752
Hitachi Kokusai Electric, Inc.	3,000	23,768
Hitachi Medical Corp.	2,000	24,140
Hitachi Tool Engineering, Ltd.	2,200	23,818
Hitachi Zosen Corp. (L)	47,000	66,110
Hochiki Corp.	3,000	15,231
Hodogaya Chemical Company, Ltd.	7,000	24,413
Hogy Medical Company, Ltd.	1,200	51,359
Hokkaido Gas Company, Ltd.	3,000	9,265
Hokkan Holdings, Ltd.	5,000	17,538
Hokuetsu Bank, Ltd.	21,000	47,968
Hokuetsu Paper Mills, Ltd.	14,000	75,129
Hokuto Corp.	1,600	36,047
Honeys Company, Ltd.	1,350	14,228
Horiba, Ltd.	2,500	72,562
Hosiden Corp.	6,500	66,032
Hosokawa Micron Corp.	3,000	13,626
Howa Machinery, Ltd. (I)	19,000	20,237
Hyakujushi Bank, Ltd.	24,000	90,310
IBJ Leasing Company, Ltd.	1,900	45,684
Ichibanya Company, Ltd.	600	17,012
Ichikoh Industries, Ltd. (I)	4,000	9,202
Ichiyoshi Securities Company, Ltd.	4,000	27,170
ICOM, Inc.	1,000	29,226
IDEC Corp.	2,500	25,337
Ihara Chemical Industry Company, Ltd.	5,000	16,758
Iino Kaiun Kaisha, Ltd.	5,200	28,082
Ikegami Tsushinki Company, Ltd. (I)	12,000	11,686
Imasen Electric Industrial	1,700	23,503
Imperial Hotel, Ltd.	900	22,397
Inaba Denki Sangyo Company, Ltd.	1,600	45,253
Inaba Seisakusho Company, Ltd.	1,300	14,385
Inabata & Company, Ltd.	5,100	31,270
Inageya Company, Ltd.	5,000	52,360
Ines Corp.	2,700	18,631
Intage, Inc.	800	17,059
Internet Initiative Japan, Inc.	12	35,436
Inui Steamship Company, Ltd.	2,500	14,907
Iseki & Company, Ltd. (I)(L)	12,000	27,356
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	38,471
IT Holdings Corp.	6,500	67,985
ITC Networks Corp.	3,200	17,979
Itochu Enex Company, Ltd.	5,900	33,763
Itochu-Shokuhin Company, Ltd.	600	20,095
Itoham Foods, Inc.	12,000	42,553
Iwatani International Corp.	11,000	36,373
Izumiya Company, Ltd.	9,000	40,034
J-Oil Mills, Inc.	9,000	25,210
Jalux, Inc.	1,400	13,717
Japan Aviation Electronics Industry, Ltd.	4,000	27,795
Japan Cash Machine Company, Ltd.	2,000	16,951
Japan Digital Laboratory Company, Ltd.	2,200	25,946
Japan Pulp & Paper Company, Ltd.	6,000	22,578
Japan Pure Chemical Company, Ltd.	4	11,493
Japan Transcity Corp., Ltd.	5,000	17,768
Japan Wool Textile Company, Ltd.	8,000	67,410
Jastec Company, Ltd.	400	2,304
JBCC Holdings, Inc.	1,900	11,921
Jeol, Ltd.	6,000	17,456
JFE Shoji Holdings, Inc.	11,000	47,740
JMS Company, Ltd.	1,000	3,317
Joban Kosan Company, Ltd. (I)	10,000	9,579
Joshin Denki Company, Ltd.	3,000	28,754
JSP Corp.	2,600	47,980
Juki Corp. (I)	10,000	22,137

238

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
JVC KENWOOD Holdings, Ltd. (I)	9,070	$43,536
kabu.com Securities Company, Ltd.	5,800	19,803
Kadokawa Holdings, Inc.	2,000	45,756
Kaga Electronics Company, Ltd.	2,700	31,778
Kaken Pharmaceutical Company, Ltd.	6,000	71,700
Kameda Seika Company, Ltd.	1,800	30,079
Kamei Corp.	4,000	16,350
Kanamoto Company, Ltd.	3,000	22,823
Kandenko Company, Ltd.	7,000	39,010
Kanematsu Corp. (I)	40,000	39,913
Kanematsu Electronics, Ltd.	2,300	22,680
Kanto Auto Works, Ltd.	2,900	20,256
Kanto Denka Kogyo Company, Ltd.	4,000	29,719
Kanto Natural Gas Development, Ltd.	3,000	20,044
Kanto Tsukuba Bank, Ltd. (I)	5,700	17,097
Kappa Create Company, Ltd.	1,200	22,621
Kasumi Company, Ltd.	4,200	22,621
Katakura Industries Company, Ltd.	2,100	19,919
Kato Sangyo Company, Ltd.	3,300	56,931
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	12,407
Keiyo Company, Ltd. (L)	3,600	18,610
Kenedix, Inc. (I)	152	30,736
KEY Coffee, Inc.	1,800	31,429
Kimoto Company, Ltd.	1,500	10,954
Kimura Chemical Plants Company, Ltd.	1,600	9,252
Kinki Sharyo Company, Ltd.	3,000	13,056
Kintetsu World Express, Inc.	1,300	40,412
Kinugawa Rubber
Industrial Company, Ltd.	6,000	29,574
Kisoji Company, Ltd.	2,000	40,563
Kissei Pharmaceutical Company, Ltd.	3,000	56,264
Kita-Nippon Bank, Ltd.	700	17,149
Kitz Corp.	10,000	48,088
Kiyo Holdings, Inc.	53,000	73,912
Koa Corp.	3,300	37,134
Koatsu Gas Kogyo Company, Ltd.	3,000	17,751
Kohnan Shoji Company, Ltd.	2,800	37,310
Kohsoku Corp.	1,800	14,629
Kojima Company, Ltd.	3,100	18,655
Kokuyo Company, Ltd.	8,300	62,998
Komatsu Seiren Company, Ltd.	2,000	8,859
Komatsu Wall Industry Company, Ltd.	1,000	9,978
Komeri Company, Ltd.	1,800	45,768
Komori Corp.	6,300	58,698
Konishi Company, Ltd.	1,700	24,690
Kose Corp.	1,500	37,031
Kourakuen Corp. (L)	1,200	15,581
KRS Corp.	900	9,165
Kumagai Gumi Company, Ltd. (I)	17,000	19,972
Kumiai Chemical Industry Company, Ltd.	4,000	11,830
Kura Corp.	800	11,543
Kurabo Industries, Ltd.	22,000	39,744
Kureha Corp.	14,000	64,964
Kurimoto, Ltd.	10,000	21,159
Kuroda Electric Company, Ltd.	3,100	38,573
Kyodo Printing Company, Ltd.	8,000	18,025
Kyodo Shiryo Company, Ltd.	8,000	9,304
Kyoei Steel, Ltd.	1,100	19,374
Kyokuto Securities Company, Ltd.	3,000	21,099
Kyokuyo Company, Ltd.	9,000	19,043
Kyorin Company, Ltd.	4,000	68,093
Kyoritsu Maintenance Company, Ltd.	1,200	16,977
Kyosan Electric
Manufacturing Company, Ltd.	6,000	31,883

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kyowa Exeo Corp.	6,700	$66,985
Kyudenko Corp.	4,000	25,345
Laox Company, Ltd. (I)	21,000	12,371
Lec, Inc.	700	10,995
Leopalace21 Corp. (I)(L)	15,500	20,311
Life Corp.	3,800	56,369
Macnica, Inc.	1,300	32,086
Maeda Corp.	10,000	32,635
Maeda Road Construction Company, Ltd.	5,000	51,274
Maezawa Kasei Industries Company, Ltd.	1,100	11,121
Maezawa Kyuso Industries Company, Ltd.	1,500	20,955
Makino Milling Machine Company, Ltd.	8,000	67,901
Mandom Corp.	1,400	34,150
Mars Engineering Corp.	700	11,709
Marubun Corp.	3,300	16,623
Marudai Food Company, Ltd.	12,000	37,349
Maruetsu, Inc.	6,000	22,000
Maruha Group, Inc.	27,385	39,709
Marusan Securities Company, Ltd.	7,800	38,072
Maruwa Company, Ltd.	1,100	35,640
Maruzen Showa Unyu Company, Ltd.	6,000	20,991
Maspro Denkoh Corp.	1,600	15,895
Matsuda Sangyo Company, Ltd.	1,400	21,291
Matsuya Company, Ltd. (I)	2,800	15,283
Matsuya Foods Company, Ltd.	700	12,719
Max Company, Ltd.	5,000	61,092
Maxvalu Tokai Company, Ltd.	1,400	17,342
Megachips Corp.	1,800	32,113
Megane Top Company, Ltd.	2,400	22,592
Megmilk Snow Brand Company, Ltd.	4,800	73,460
Meidensha Corp. (L)	17,000	75,619
Meiji Shipping Company, Ltd.	3,100	11,400
Meiko Network Japan Company, Ltd.	3,100	25,629
Meitec Corp.	3,100	62,015
Meito Sangyo Company, Ltd.	900	11,512
Meiwa Estate Company, Ltd.	2,300	12,913
Melco Holdings, Inc.	1,200	38,779
Michinoku Bank, Ltd.	14,000	26,761
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	29,240
Milbon Company, Ltd.	880	24,172
Mimasu Semiconductor
Industry Company, Ltd.	1,400	15,030
Minato Bank, Ltd.	16,000	28,661
Ministop Company, Ltd.	1,800	29,101
Mirait Holdings Corp.	5,440	44,014
Misawa Homes Company, Ltd. (I)	3,600	22,342
Mitsuba Corp.	4,000	32,796
Mitsubishi Kakoki Kaisha, Ltd.	7,000	15,989
Mitsubishi Paper Mills, Ltd. (I)	37,000	39,144
Mitsubishi Pencil Company, Ltd.	2,500	39,538
Mitsubishi Steel
Manufacturing Company, Ltd.	16,000	51,743
Mitsuboshi Belting Company, Ltd.	6,000	32,820
Mitsui High-Tec, Inc.	2,200	11,637
Mitsui Home Company, Ltd.	3,000	16,283
Mitsui Knowledge Industry Company, Ltd.	90	13,319
Mitsui Matsushima Company, Ltd.	10,000	23,323
Mitsui Mining Company, Ltd.	18,000	35,922
Mitsui Sugar Company, Ltd.	8,000	33,566
Mitsui-Soko Company, Ltd.	9,000	35,057
Mitsuuroko Company, Ltd.	3,200	20,274
Miura Company, Ltd.	2,600	77,988
Miyazaki Bank, Ltd.	14,000	33,494
Miyoshi Oil & Fat Company, Ltd.	9,000	12,968
Mizuho Investors Securities Company, Ltd.	31,000	28,697

239

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mizuno Corp.	7,000	$29,547
Mochida Pharmaceutical Company, Ltd.	7,000	82,206
Modec, Inc.	1,100	20,061
Monex Group, Inc.	78	18,192
Mori Seiki Company, Ltd.	7,900	94,310
Morinaga & Company, Ltd.	14,000	32,315
Morinaga Milk Industry Company, Ltd.	14,000	49,498
Morita Corp.	3,000	19,382
MOS Food Services, Inc.	1,800	32,823
Moshi Moshi Hotline, Inc.	2,200	41,075
Mr. Max Corp.	3,200	11,412
Musashi Seimitsu Industry Company, Ltd.	2,400	57,071
Musashino Bank, Ltd.	3,800	123,164
Nachi-Fujikoshi Corp.	11,000	62,419
Nagaileben Company, Ltd.	900	22,095
Nagano Bank, Ltd.	8,000	17,985
Nagatanien Company, Ltd.	2,000	20,785
Nakamuraya Company, Ltd.	3,000	14,867
Nakayama Steel Works, Ltd. (I)	11,000	15,079
NEC Fielding, Ltd.	1,200	13,864
NEC Leasing, Ltd.	800	13,119
NEC Mobiling, Ltd.	700	21,401
NEC Networks &
System Integration Corp.	2,700	34,310
Net One Systems Company, Ltd.	44	65,910
Neturen Company, Ltd.	3,800	33,304
New Tachikawa Aircraft Company, Ltd.	500	23,183
Nice Corp.	6,000	15,400
Nichias Corp.	7,000	43,341
Nichicon Corp.	4,600	65,035
Nichiden Corp.	700	20,786
Nichiha Corp.	2,400	22,757
Nichii Gakkan Company, Ltd.	5,000	39,312
NICHIREI Corp.	18,000	76,821
Nichireki Company, Ltd.	3,000	14,803
Nidec Copal Corp.	1,200	14,356
Nidec Tosok Corp.	3,000	26,419
Nifco, Inc.	4,700	111,788
Nihon Chouzai Company, Ltd.	710	23,900
Nihon Dempa Kogyo Company, Ltd.	1,800	28,226
Nihon Kagaku Sangyo Company, Ltd.	1,000	8,414
Nihon Kohden Corp.	3,600	78,027
Nihon M&A Center, Inc. (I)	4	21,135
Nihon Nohyaku Company, Ltd.	4,000	18,098
Nihon Parkerizing Company, Ltd.	4,000	55,157
Nihon Shokuhin Kako Company, Ltd.	2,000	10,316
Nihon Unisys, Ltd.	5,100	33,477
Nihon Yamamura Glass Company, Ltd.	10,000	28,252
Nikkiso Company, Ltd.	6,000	50,219
Nippo Corp.	5,000	40,071
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	33,542
Nippon Carbon Company, Ltd.	12,000	28,709
Nippon Ceramic Company, Ltd.	2,100	42,894
Nippon Chemi-Con Corp.	11,000	55,013
Nippon Chemical Industrial Company, Ltd.	7,000	15,989
Nippon Denko Company, Ltd.	4,000	23,808
Nippon Densetsu Kogyo Company, Ltd.	5,000	53,128
Nippon Fine Chemical Company, Ltd.	1,800	11,404
Nippon Flour Mills Company, Ltd.	13,000	58,911
Nippon Formula Feed
Manufacturing Company, Ltd. (I)	11,000	12,960
Nippon Gas Company, Ltd.	3,000	40,447
Nippon Kanzai Company, Ltd.	800	13,830
Nippon Kasei Chemical Company, Ltd.	9,000	18,718

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Koei Company, Ltd.	8,000	$28,949
Nippon Konpo Unyu Soko Company, Ltd.	6,000	67,011
Nippon Koshuha Steel Company, Ltd.	8,000	9,918
Nippon Light Metal Company, Ltd.	43,000	84,780
Nippon Metal Industry Company, Ltd. (I)	10,000	11,421
Nippon Road Company, Ltd.	7,000	23,058
Nippon Seiki Company, Ltd.	4,000	48,040
Nippon Sharyo, Ltd.	8,000	36,451
Nippon Shinyaku Company, Ltd.	4,000	51,310
Nippon Signal Company, Ltd.	2,700	20,334
Nippon Soda Company, Ltd.	16,000	65,977
Nippon Suisan Kaisha, Ltd.	15,600	43,323
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	18,502
Nippon System
Development Company, Ltd.	3,100	30,933
Nippon Thompson Company, Ltd.	8,000	62,955
Nippon Valqua Industries, Ltd.	8,000	22,505
Nippon Yakin Kogyo Company, Ltd. (I)(L)	11,000	24,862
Nipro Corp.	3,400	66,918
Nishimatsu Construction Company, Ltd.	29,000	46,021
Nishimatsuya Chain Company, Ltd.	5,100	41,264
Nissan Shatai Company, Ltd.	9,000	66,975
Nissen Holdings Company, Ltd.	3,100	19,192
Nisshin Fudosan Company, Ltd.	2,900	15,271
Nisshin Oillio Group, Ltd.	13,000	61,421
Nissin Corp.	8,000	21,544
Nissin Electric Company, Ltd.	2,000	16,566
Nissin Kogyo Company, Ltd.	2,100	35,855
Nissui Pharmaceutical Company, Ltd.	1,600	13,488
Nitta Corp.	2,300	41,338
Nittan Valve Company, Ltd.	1,200	4,432
Nittetsu Mining Company, Ltd.	6,000	30,079
Nitto Boseki Company, Ltd. (I)	22,000	51,575
Nitto Kogyo Corp.	3,400	38,815
Nitto Kohki Company, Ltd.	1,000	25,098
Noevir Holdings Company, Ltd. (I)	1,600	17,850
NOF Corp.	16,000	73,094
Nohmi Bosai, Ltd.	2,000	12,720
Noritake Company, Ltd.	12,000	50,361
Noritsu Koki Company, Ltd. (I)	2,700	16,098
Noritz Corp.	900	15,905
NS Solutions Corp.	1,500	28,383
Obara Corp.	1,400	17,390
OBIC Business Consultants, Ltd.	900	54,803
Oenon Holdings, Inc.	8,000	18,149
Ogaki Kyoritsu Bank, Ltd.	27,000	88,290
Oiles Corp.	2,400	46,188
Oita Bank, Ltd.	12,000	40,683
Okabe Company, Ltd.	5,700	32,441
Okamoto Industries, Inc.	7,000	25,356
Okamoto Machine Tool Works, Ltd. (I)	7,000	10,688
Okamura Corp.	7,000	39,384
Okasan Holdings, Inc.	15,000	56,985
Oki Electric Industry Company, Ltd. (I)	55,000	43,640
Okinawa Electric Power Company, Inc.	1,900	86,454
OKK Corp. (I)	10,000	13,075
OKUMA Corp.	13,000	106,432
Okumura Corp.	12,000	50,240
Okura Industrial Company, Ltd.	4,000	12,708
Okuwa Company, Ltd.	3,000	30,855
OMC Card, Inc. (I)	10,200	19,007
Onoken Company, Ltd.	1,900	17,702
Onward Kashiyama Company, Ltd.	11,000	81,726
Optex Company, Ltd.	1,200	17,052

240

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Organo Corp.	3,000	$21,640
Origin Electric Company, Ltd.	3,000	17,276
Osaka Steel Company, Ltd.	1,400	25,583
Osaki Electric Company, Ltd. (L)	3,000	27,519
OSG Corp.	7,600	109,642
Oyo Corp.	2,700	26,330
Pacific Golf Group International
Holdings KK	30	16,410
Pacific Industrial Company, Ltd.	5,000	25,126
Pal Company, Ltd.	950	28,324
PanaHome Corp.	7,000	45,285
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	24,805
Paramount Bed Company, Ltd.	1,100	29,899
Parco Company, Ltd.	5,400	53,043
Paris Miki, Inc.	1,100	11,254
Pasco Corp.	5,000	18,935
Pasona Group, Inc.	22	18,594
Penta-Ocean Construction Company, Ltd.	28,500	70,740
Pigeon Corp.	1,000	30,994
Pilot Corp.	16	29,411
Piolax, Inc.	1,300	31,258
Plenus Company, Ltd.	2,400	36,206
Point, Inc.	910	38,072
Press Kogyo Company, Ltd.	13,000	55,170
Prima Meat Packers, Ltd.	16,000	19,428
Pronexus, Inc.	2,900	14,275
Rasa Industries, Ltd. (I)	10,000	15,177
Resorttrust, Inc.	2,100	28,579
Rhythm Watch Company, Ltd.	12,000	18,033
Ricoh Leasing Company, Ltd.	2,300	56,076
Riken Corp.	9,000	37,437
Riken Keiki Company, Ltd.	1,300	10,846
Riken Technos Corp.	3,000	9,377
Riken Vitamin Company, Ltd.	1,200	30,044
Ringer Hut Company, Ltd.	1,700	20,845
Riso Kyoiku Company, Ltd. (I)	361	17,772
Rock Field Company, Ltd.	1,000	16,273
Roland Corp.	2,500	29,604
Round One Corp.	3,800	17,444
Royal Holdings Company, Ltd.	3,000	29,538
Ryobi, Ltd.	9,000	36,030
Ryoden Trading Company, Ltd.	4,000	26,304
Ryohin Keikaku Company, Ltd.	1,700	68,880
Ryosan Company, Ltd.	3,600	86,145
Ryoshoku, Ltd.	800	16,793
Ryoyo Electro Corp.	2,600	26,660
S Foods, Inc.	500	4,173
Saibu Gas Company, Ltd.	19,000	46,840
Saizeriya Company, Ltd.	3,000	45,567
Sakai Chemical Industry Company, Ltd.	9,000	43,196
Sakata INX Corp.	6,000	28,348
Sakata Seed Corp.	2,900	42,314
Sala Corp.	1,500	6,997
San-A Company, Ltd.	700	27,308
San-Ai Oil Company, Ltd.	5,000	26,689
Sanden Corp.	8,000	33,566
Sanei-International Company, Ltd.	1,800	21,180
Sangetsu Company, Ltd.	3,500	80,461
Sankei Building Company, Ltd.	3,700	21,885
Sanken Electric Company, Ltd.	12,000	70,690
Sanki Engineering Company, Ltd.	6,000	37,437
Sanko Marketing Foods Company, Ltd.	18	15,448
Sankyo Seiko Company, Ltd.	3,200	10,926
Sankyo-Tateyama Holdings, Inc. (I)	22,000	35,364

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sankyu, Inc.	8,000	$38,278
Sanoh Industrial Company, Ltd.	2,600	21,389
Sanshin Electronics Company, Ltd.	2,600	21,726
Sanwa Shutter Corp.	22,000	73,938
Sanyo Chemical Industries, Ltd.	8,000	67,289
Sanyo Denki Company, Ltd.	5,000	39,553
Sanyo Shokai, Ltd.	11,000	33,492
Sanyo Special Steel Company, Ltd.	10,000	53,378
Sasebo Heavy Industries Company, Ltd.	9,000	18,394
Sato Corp.	1,700	22,461
Satori Electric Company, Ltd.	2,000	12,671
Seika Corp.	7,000	19,103
Seikagaku Corp.	3,300	41,260
Seiko Holdings Corp.	11,000	37,689
Seiren Company, Ltd.	5,200	35,367
Sekisui Jushi Corp.	3,000	31,017
Sekisui Plastics Company, Ltd.	5,000	19,656
Senko Company, Ltd.	9,000	28,950
Senshukai Company, Ltd.	4,400	25,814
Shibusawa Warehouse Company, Ltd.	5,000	16,358
Shibuya Kogyo Company, Ltd.	800	8,184
Shikibo, Ltd.	11,000	12,960
Shikoku Bank, Ltd.	15,000	45,890
Shikoku Chemicals Corp.	3,000	18,466
Shima Seiki Manufacturing, Ltd.	2,300	59,118
Shimachu Company, Ltd.	3,800	82,003
Shimizu Bank, Ltd.	900	39,657
Shin Nippon Air
Technologies Company, Ltd.	2,900	14,779
Shin Nippon
Biomedical Laboratories, Ltd. (I)	1,900	7,698
Shin-Etsu Polymer Company, Ltd.	3,000	17,853
Shin-Kobe Electric
Machinery Company, Ltd.	2,000	27,122
Shinagawa Refractories Company, Ltd.	6,000	19,837
Shindengen Electric
Manufacturing Company, Ltd.	5,000	22,421
Shinkawa, Ltd.	1,500	15,456
Shinko Electric Company, Ltd.	12,000	36,355
Shinko Plantech Company, Ltd.	3,300	37,853
Shinko Shoji Company, Ltd.	2,700	23,663
Shinmaywa Industries, Ltd.	9,000	37,764
Shinwa Kaiun Kaisha, Ltd.	8,000	16,818
Shizuoka Gas Company, Ltd.	4,500	27,832
SHO-BOND Holdings Company, Ltd.	1,200	32,013
Shochiku Company, Ltd.	6,000	43,352
Showa Corp. (I)	3,500	25,502
Showa Sangyo Company, Ltd.	7,000	20,161
Siix Corp.	2,200	30,416
Simplex Technology, Inc.	40	17,023
Sinanen Company, Ltd.	6,000	27,555
Sintokogio, Ltd.	4,600	47,530
Sky Perfect JSAT Corp.	177	61,728
SMK Corp.	6,000	27,843
So-net Entertainment Corp.	19	67,087
So-net M3, Inc.	12	72,854
Sogo Medical Company, Ltd.	600	15,826
Sohgo Security Services Company, Ltd.	5,000	54,400
SRI Sports, Ltd.	13	13,771
ST Corp.	1,100	11,987
St. Marc Holdings Company, Ltd.	900	32,893
Star Micronics Company, Ltd.	2,600	28,819
Starzen Company, Ltd.	6,000	17,366
Stella Chemifa Corp.	800	31,081
Sumikin Bussan Corp.	9,000	21,088

241

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Suminoe Textile Company, Ltd.	5,000	$11,073
Sumiseki Holdings, Inc. (I)	4,400	6,855
Sumisho Computer Systems Corp. (L)	1,700	23,728
Sumitomo Densetsu Company, Ltd.	4,200	19,764
Sumitomo Light Metal Industries, Ltd. (I)	29,000	33,818
Sumitomo Mitsui Company, Ltd. (I)(L)	28,700	37,178
Sumitomo Osaka Cement Company, Ltd.	30,000	86,728
Sumitomo Pipe & Tube Company, Ltd.	2,300	19,217
Sumitomo Real Estate
Sales Company, Ltd.	510	20,356
Sumitomo Seika Chemicals Company, Ltd.	4,000	20,726
Sumitomo Warehouse Company, Ltd.	16,048	76,722
SWCC Showa Holdings Company, Ltd. (I)	24,000	30,007
T Rad Company, Ltd.	7,000	29,607
T. Hasegawa Company, Ltd.	1,600	25,949
Tachi-S Company, Ltd.	2,700	47,099
Tachibana Eletech Company, Ltd.	1,500	14,697
Tadano, Ltd.	11,000	70,221
Taihei Dengyo Kaisha, Ltd.	3,000	24,852
Taihei Kogyo Company, Ltd.	5,000	24,256
Taiheiyo Cement Corp. (L)	83,000	137,758
Taiho Kogyo Company, Ltd.	2,500	22,211
Taikisha, Ltd.	2,100	39,864
Taisei Lamick Company, Ltd.	600	16,722
Taiyo Ink Manufacturing Company, Ltd.	1,300	39,607
Takagi Securities Company, Ltd. (I)	7,000	7,467
Takamatsu Corp.	1,500	24,204
Takaoka Electric
Manufacturing Company, Ltd.	7,000	30,622
Takara Holdings, Inc.	13,000	63,769
Takara Standard Company, Ltd.	7,000	55,908
Takasago International Corp.	8,000	43,857
Takasago Thermal
Engineering Company, Ltd.	5,700	50,504
Takihyo Company, Ltd.	3,000	13,800
Takiron Company, Ltd.	6,000	24,776
Takuma Company, Ltd. (I)	6,000	20,182
Tamron Company, Ltd.	1,500	33,133
Tamura Corp.	7,000	18,346
Tatsuta Electric Wire &
Cable Company, Ltd.	6,000	25,824
Tecmo Koei Holdings Company, Ltd.	2,100	16,775
Teikoku Electric
Manufacturing Company, Ltd.	700	12,779
Teikoku Piston Ring Company, Ltd.	1,400	12,909
Teikoku Sen-I Company, Ltd.	2,000	13,019
Telepark Corp.	13	21,396
Temp Holdings Company, Ltd.	2,400	21,305
Tenma Corp.	1,800	19,909
The Chiba Kogyo Bank, Ltd. (I)	3,200	18,351
The Hokkoku Bank, Ltd.	5,000	16,784
The Hyakugo Bank, Ltd.	20,000	89,071
The Pack Corp.	1,300	22,333
The San-in Godo Bank, Ltd.	8,000	59,630
The Yachiyo Bank, Ltd.	1,700	57,838
Tigers Polymer Corp.	1,000	4,508
TKC Corp.	1,500	30,530
TOA Corp.	22,000	43,332
Toagosei Company, Ltd.	18,000	92,835
Tobishima Corp. (I)(L)	36,000	15,581
TOC Company, Ltd.	6,800	26,671
Tocalo Company, Ltd.	1,300	23,114
Tochigi Bank, Ltd.	11,000	48,250
Toda Corp.	17,000	66,773
Toda Kogyo Corp.	3,000	26,689

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toei Company, Ltd.	5,000	$23,744
Toenec Corp.	4,000	23,661
Toho Bank, Ltd.	18,000	48,690
Toho Company, Ltd.	3,000	10,838
Toho Holdings Company, Ltd.	3,300	35,983
Toho Real Estate Company, Ltd.	3,000	18,755
Toho Zinc Company, Ltd.	10,000	46,646
Tohoku Bank, Ltd.	4,000	6,348
Tokai Carbon Company, Ltd.	17,000	84,612
Tokai Corp.	4,000	15,869
Tokai Rubber Industries, Ltd.	2,400	29,401
Tokai Tokyo Securities Company, Ltd.	16,000	54,629
Token Corp.	810	35,689
Tokimec, Inc.	5,000	7,222
Tokushu Tokai Holdings Company, Ltd.	15,000	32,820
Tokyo Dome Corp. (I)	11,000	21,952
Tokyo Energy & Systems, Inc.	2,000	13,024
Tokyo Ohka Kogyo Company, Ltd.	4,200	86,545
Tokyo Rakutenchi Company, Ltd.	2,000	6,276
Tokyo Rope Manufacturing Company, Ltd.	12,000	45,155
Tokyo Seimitsu Company, Ltd.	2,600	46,511
Tokyo Style Company, Ltd.	7,000	50,273
Tokyo Tekko Company, Ltd.	4,000	12,678
Tokyo Theatres Company, Inc.	9,000	12,212
Tokyo Tomin Bank, Ltd. (I)	2,800	36,355
Tokyotokeiba Company, Ltd.	19,000	24,403
Tokyu Community Corp.	700	19,928
Tokyu Construction Company, Ltd.	9,910	29,388
Tokyu Livable, Inc.	1,800	15,775
Tomato Bank, Ltd.	11,000	21,423
Tomen Devices Corp.	600	15,364
Tomen Electronics Corp.	1,900	26,223
Tomoe Corp.	2,200	9,216
Tomoe Engineering Company, Ltd.	800	15,724
Tomoku Company, Ltd.	6,000	18,769
TOMONY Holdings, Inc.	15,000	55,362
Tomy Company, Ltd.	4,500	33,759
Tonami Holdings Company, Ltd.	6,000	11,902
Topcon Corp.	5,900	31,209
Toppan Forms Company, Ltd.	5,600	48,675
Topre Corp.	4,300	34,429
Topy Industries, Ltd.	18,000	46,433
Toridoll Corp.	7	7,995
Torigoe Company, Ltd.	2,300	20,026
Torii Pharmaceutical Company, Ltd.	1,100	21,725
Torishima Pump
Manufacturing Company, Ltd.	900	13,363
Toshiba Machine Company, Ltd.	14,000	74,652
Toshiba Plant Systems & Services Corp.	4,000	45,251
Toshiba TEC Corp.	9,000	40,034
Tosho Printing Company, Ltd.	7,000	10,618
Totetsu Kogyo Company, Ltd.	3,000	28,010
Tottori Bank, Ltd.	4,000	8,271
Towa Bank, Ltd.	21,000	25,523
Towa Corptowa Corp.	2,200	15,485
Towa Pharmaceutical Company, Ltd.	1,300	65,719
Toyo Construction Company, Ltd.	34,000	40,472
Toyo Corp.	3,200	29,584
Toyo Electric
Manufacturing Company, Ltd.	3,000	14,246
Toyo Engineering Corp.	10,000	38,471
Toyo Ink Manufacturing Company, Ltd.	15,000	76,641
Toyo Kanetsu KK	10,000	25,239
Toyo Kohan Company, Ltd.	4,000	21,920
Toyo Securities Company, Ltd.	6,000	9,500

242

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Tanso Company, Ltd.	1,000	$53,429
Toyo Tire & Rubber Company, Ltd.	15,000	36,788
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,579
Toyobo Company, Ltd.	48,936	70,074
Transcosmos, Inc.	2,800	24,842
Trusco Nakayama Corp.	2,500	44,812
TS Tech Company, Ltd.	5,700	99,980
Tsubakimoto Chain Company, Ltd.	8,000	41,068
Tsugami Corp. (L)	6,000	41,837
Tsukishima Kikai Company, Ltd.	2,000	19,115
Tsuruha Holdings, Inc.	1,500	68,075
Tsurumi Manufacturing Company, Ltd.	2,000	15,107
Tsutsumi Jewelry Company, Ltd.	1,100	27,546
U-Shin, Ltd.	2,300	17,835
Ube Material Industries, Ltd.	5,000	19,536
Uchida Yoko Company, Ltd.	4,000	12,541
ULVAC, Inc.	2,900	68,473
Uniden Corp.	9,000	35,547
Unihair Company, Ltd. (I)	3,500	40,478
Union Tool Company, Ltd.	1,500	35,053
Unipres Corp.	2,600	51,950
United Arrows, Ltd.	2,400	31,450
Unitika, Ltd. (I)	45,000	35,921
Universe Company, Ltd.	1,100	17,026
Valor Company, Ltd.	4,100	40,208
VANTEC Corp.	12	33,536
Vital KSK Holdings, Inc.	3,900	31,695
Wacom Company, Ltd.	52	62,775
Wakachiku
Construction Company, Ltd. (I)(L)	17,000	26,569
Warabeya Nichiyo Company, Ltd.	1,900	23,687
Watabe Wedding Corp.	1,100	9,971
Watami Company, Ltd. (L)	2,500	39,733
Xebio Company, Ltd.	1,500	26,848
Yahagi Construction Company, Ltd.	2,000	11,186
Yaizu Suisankagaku
Industry Company, Ltd.	1,100	10,627
Yamabiko Corp.	1,200	14,326
Yamagata Bank, Ltd.	16,000	79,827
Yamanashi Chuo Bank, Ltd.	13,000	63,140
Yamatane Corp.	11,000	16,134
Yamazen Corp.	5,700	33,105
Yaoko Company, Ltd.	300	9,251
Yasuda Warehouse Company, Ltd.	2,900	16,957
Yellow Hat, Ltd.	2,200	20,551
Yodogawa Steel Works, Ltd.	10,000	46,097
Yokogawa Bridge Corp.	3,000	22,008
Yokohama Reito Company, Ltd.	4,000	27,170
Yokowo Company, Ltd.	2,000	15,148
Yomeishu Seizo Company, Ltd.	1,000	9,461
Yomiuri Land Company, Ltd.	3,000	10,025
Yondenko Corp.	3,000	13,417
Yonekyu Corp.	2,000	16,143
Yorozu Corp. (L)	1,800	35,936
Yoshinoya D&C Company, Ltd. (L)	53	63,430
Yuasa Trading Company, Ltd.	21,000	26,509
Yuki Gosei Kogyo Co., Ltd.	3,000	7,479
Yukiguni Maitake Company, Ltd.	3,400	21,069
Yurtec Corp.	4,000	24,189
Yusen Logistics Company, Ltd.	1,200	18,769
Yushin Precision
Equipment Company, Ltd.	1,100	20,075
Yushiro Chemical Industry Company, Ltd.	1,500	20,035
Zenrin Company, Ltd.	2,100	22,343
Zensho Company, Ltd. (L)	6,000	59,510

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Zeria Pharmaceutical Company, Ltd.	2,000	$23,841
Zuken, Inc.	2,200	17,086

		27,008,674
Liechtenstein - 0.13%
Liechtensteinische Landesbank AG	1,361	108,982
Verwaltungs & Privat Bank AG	492	59,876

		168,858
Luxembourg - 0.09%
Regus PLC	66,614	122,819
Malaysia - 0.01%
Samling Global, Ltd.	62,000	6,358
Netherlands - 1.92%
Aalberts Industries NV	9,340	221,689
Accell Group NV	798	41,690
Arcadis NV	6,428	155,392
ASM International NV (I)	5,593	220,549
BinckBank NV	4,026	70,136
Brunel International NV (I)	825	38,892
CSM	3,855	136,332
Fornix Biosciences NV	819	2,902
Heijmans NV	2,023	59,683
Imtech NV	5,244	194,693
InnoConcepts NV (I)	10,527	149
Kendrion NV	204	5,199
Koninklijke BAM Groep NV	22,783	175,547
Koninklijke Ten Cate NV	3,876	158,847
Mediq NV	5,634	112,544
Nutreco Holding NV	2,871	210,485
Ordina NV (I)	5,537	30,810
Pharming Group NV (I)	17,228	4,172
Sligro Food Group NV	2,169	73,190
SNS REAAL NV (I)	16,603	94,078
Telegraaf Media Groep NV	4,601	94,932
TKH Group NV (I)	694	20,003
TomTom NV (I)(L)	15,548	138,623
Unit 4 Agresso NV	1,920	65,352
USG People NV (I)	6,381	131,947
Wavin NV (I)	2,026	31,285

		2,489,121
New Zealand - 0.63%
Air New Zealand, Ltd.	19,995	16,932
Fisher & Paykel
Appliances Holdings, Ltd. (I)	73,602	33,449
Fisher & Paykel Healthcare Corp.	28,076	67,339
Freightways, Ltd.	8,921	22,187
Infratil, Ltd.	66,634	97,100
Mainfreight, Ltd.	7,268	49,627
New Zealand Oil & Gas, Ltd.	43,880	30,500
New Zealand Refining Company, Ltd.	19,629	73,118
Nuplex Industries, Ltd.	56,785	134,292
PGG Wrightson, Ltd. (I)	21,821	8,494
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	36,055
Pumpkin Patch, Ltd.	7,395	7,627
Ryman Healthcare, Ltd.	14,826	26,824
Sky City Entertainment Group, Ltd.	30,721	79,205
Sky Network Television, Ltd.	12,878	55,219
Tower, Ltd.	20,665	29,507
Vector, Ltd.	18,041	34,412
Warehouse Group, Ltd.	4,936	13,218

		815,105

243

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 1.15%
Acta Holding ASA (I)	24,000	$13,960
Aktiv Kapital ASA	4,600	32,842
Blom AS (I)	2,500	221
Bonheur ASA	1,100	33,215
BW Offshore, Ltd. (I)	30,800	82,406
Camillo Eitzen & Company ASA (I)	1,300	2,374
Cermaq ASA (I)	9,600	169,737
Copeinca ASA	9,200	86,064
Det Norske Oljeselskap ASA (I)	3,542	18,477
EDB Business Partner ASA (I)	946	2,498
Eitzen Chemical ASA (I)(L)	21,250	4,737
Eltek ASA (I)	22,000	22,665
Ementor ASA	15,457	173,850
Ganger Rolf ASA	700	19,192
Kongsberg Automotive Holding ASA (I)	29,400	23,331
Kverneland Gruppen ASA (I)(L)	15,000	17,372
Nordic Semiconductor ASA (L)	27,500	96,042
Norske Skogindustrier ASA (I)	21,000	67,979
Norwegian Air Shuttle ASA (I)(L)	3,567	69,296
Norwegian Energy Company AS (I)	16,500	43,189
Opera Software ASA	8,100	43,039
Scana Industrier ASA (I)	8,889	11,741
Sevan Marine ASA (I)	51,607	56,484
Solstad Offshore ASA (I)	2,900	67,116
Songa Offshore SE (I)	14,000	90,414
Sparebanken Midt-Norge ASA	3,000	27,166
Tomra Systems ASA	15,212	124,169
Veidekke ASA	6,400	58,716
Wilh Wilhelmsen Holding ASA, Class A	1,300	39,584

		1,497,876
Papua New Guinea - 0.02%
Highlands Pacific, Ltd. (I)	59,421	21,285
Peru - 0.13%
Hochschild Mining PLC	16,572	170,966
Portugal - 0.42%
Altri SGPS SA (I)(L)	31,618	73,655
Banco BPI SA (I)	21,804	37,955
BANIF SGPS SA	17,971	20,533
Impresa SGPS SA (I)	11,168	15,687
Investimentos Participacoes
e Gestao SA (I)	15,959	7,021
Mota Engil	5,366	13,824
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	98,777
Redes Energeticas Nacionais SA	12,164	43,165
Semapa-Sociedade de Investimento
& Gestao	5,253	62,813
Sonae	50,046	58,508
Sonae Capital SGPS SA (I)	16,889	9,568
Teixeira Duarte SA	21,736	19,118
Zon Multimedia SA	14,900	78,224

		538,848
Singapore - 1.29%
Allgreen Properties, Ltd.	130,000	111,530
Asia Food & Properties, Ltd. (I)	190,000	52,701
ASL Marine Holdings, Ltd.	19,600	9,341
Ban Joo & Company, Ltd. (I)	396,000	14,102
Banyan Tree Holdings, Ltd.	54,000	40,195
Bukit Sembawang Estates, Ltd.	16,000	54,216
Cerebos Pacific, Ltd.	10,000	41,199
CH Offshore, Ltd.	38,000	13,046
China Aviation Oil Singapore Corp., Ltd.	12,000	12,768
China Merchants Holdings Pacific, Ltd.	50,000	26,034

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Creative Technology, Ltd.	6,650	$18,273
CSE Global, Ltd.	55,000	54,925
Ezion Holdings, Ltd.	49,000	25,816
Ezra Holdings, Ltd.	50,400	70,236
First Resources, Ltd.	74,000	77,284
Food Empire Holdings, Ltd.	43,200	15,976
Gallant Venture, Ltd. (I)	71,000	22,461
Goodpack, Ltd.	29,000	44,662
Ho Bee Investment, Ltd.	18,000	20,255
Hong Fok Corp., Ltd. (I)	49,000	21,979
Hong Leong Asia, Ltd.	13,000	29,002
Hotel Plaza, Ltd.	21,500	29,324
Hotel Properties, Ltd.	24,000	47,458
HTL International Holdings, Ltd.	34,000	15,740
Hyflux, Ltd.	51,000	87,222
Jaya Holdings, Ltd. (I)	51,000	21,868
Jurong
Technologies Industrial Corp., Ltd. (I)	194,350	0
Kim Eng Holdings, Ltd.	17,000	41,143
KS Energy Services, Ltd. (I)	20,000	14,817
Metro Holdings, Ltd.	53,000	34,514
Midas Holdings, Ltd.	68,000	40,581
Oceanus Group, Ltd. (I)	116,000	23,950
Orchard Parade Holdings, Ltd. (I)	5,000	5,821
Osim International, Ltd.	43,000	54,759
Otto Marine, Ltd.	96,000	19,067
Petra Foods, Ltd.	45,000	57,142
Raffles Education Corp., Ltd.	76,188	47,264
Raffles Medical Group, Ltd.	24,000	42,609
Rotary Engineering, Ltd.	22,000	16,589
SBS Transit, Ltd.	5,000	7,879
SC Global Developments, Ltd.	22,000	24,053
Stamford Land Corp., Ltd.	59,000	28,833
Super Coffeemix Manufacturing, Ltd.	42,000	42,963
Swiber Holdings, Ltd. (I)	20,000	12,939
Tat Hong Holdings, Ltd.	31,000	20,054
United Engineers, Ltd.	19,000	38,765
UOB-Kay Hian Holdings, Ltd.	31,000	43,307
WBL Corp., Ltd.	4,000	12,313
Wing Tai Holdings, Ltd.	39,000	47,376
Yongnam Holdings, Ltd.	87,000	18,602

		1,672,953
South Africa - 0.08%
First Uranium Corp. (I)(L)	13,300	11,877
Great Basin Gold, Ltd. (I)(L)	34,200	89,954

		101,831
Spain - 1.94%
Abengoa SA (I)	1,780	58,935
Afirma Grupo Inmobiliario SA (I)	30,139	8,986
Amper SA (I)	1,961	10,651
Antena 3 de Television SA (I)	3,644	33,937
Banco Pastor SA (L)	16,144	77,421
Bolsas y Mercados Espanoles SA (L)	3,371	102,690
Caja de Ahorros del Mediterraneo	5,428	47,705
Cementos Portland Valderrivas SA	1,547	32,571
Construcciones & Auxiliar
de Ferrocarriles SA	394	223,754
Corporacion Dermoestetica SA (I)	1,972	5,034
Dinamia SA	1,158	13,653
Duro Felguera SA	2,840	22,914
Ebro Foods SA	16,526	388,200
Elecnor SA	2,026	31,695
Ercros SA (I)	12,567	16,937

244

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Faes Farma SA	15,161	$61,054
Fluidra SA	3,227	13,141
General de Alquiler de Maquinaria (I)	2,658	7,126
Grifols SA	8,696	151,768
Grupo Catalana Occidente SA (I)	2,531	55,923
Grupo Empresarial Ence SA (I)	15,191	56,691
Grupo Tavex SA (I)	6,482	4,248
Laboratorios Almirall SA	6,009	67,216
Laboratorios Farmaceuticos Rovi SA	1,750	12,760
NH Hoteles SA (I)	3,032	20,571
Obrascon Huarte Lain SA	3,281	118,520
Papeles y Cartones de Europa SA (I)	4,778	28,735
Pescanova SA	587	23,920
Promotora de Informaciones SA (I)	9,049	26,438
Realia Business SA (I)	9,431	23,584
Service Point Solutions SA (I)	6,171	4,456
Sociedad Nacional Inds. (I)	12,960	29,352
Sol Melia SA	5,056	58,102
SOS Cuetara SA (I)	11,142	10,651
Tecnicas Reunidas SA	1,910	114,827
Tubacex SA (I)	10,312	42,499
Tubos Reunidos SA (I)	9,106	29,919
Unipapel SA (I)	209	3,631
Vidrala SA (I)	2,647	80,701
Viscofan SA	6,729	267,093
Vocento SA (I)	9,411	48,682
Zeltia SA (I)	21,956	86,501

		2,523,192
Sweden - 2.94%
AarhusKarlshamn AB	5,545	158,067
Acando AB	6,279	15,815
Active Biotech AB (I)	2,172	55,150
AddTech AB	2,310	69,235
Angpanneforeningen AB	3,536	70,591
Axfood AB (L)	1,565	58,316
Axis Communications AB	9,260	196,089
BE Group AB (I)	4,723	31,113
Bergman & Beving AB	3,490	62,789
Betsson Abbetsson AB (I)	2,976	65,752
Billerud Aktibolag AB	18,295	207,098
Bure Equity AB (I)	7,860	42,774
Clas Ohlson AB	4,002	65,015
Cloetta AB	2,181	13,128
Concordia Maritime AB	2,200	6,453
D Carnegie & Company AB (I)	845,205	0
Duni AB	6,481	72,605
East Capital Explorer AB	3,589	48,682
Enea AB (I)	1,999	18,351
Eniro AB (I)	12,390	47,417
Etrion Corp. (I)	2,427	2,247
Fagerhult AB	749	21,289
G & L Beijer AB	1,125	50,705
Haldex AB (I)	6,370	97,846
Hoganas AB	4,776	177,674
Holmen AB, Series B (L)	4,455	154,011
Industrial & Financial Systems AB (L)	3,487	61,888
Indutrade AB	1,973	64,966
Intrum Justitia AB (L)	6,104	88,923
JM AB	8,981	239,114
KappAhl Holding AB	8,073	45,333
Lindab International AB (I)	6,008	79,121
Loomis AB (I)	2,001	31,751
Mekonomen AB	2,150	81,733
NCC AB	8,075	231,378

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Net Insight AB (I)(L)	40,297	$23,854
New Wave Group AB	6,024	51,886
Nibe Industrier AB	6,731	115,579
Nobia AB (I)	17,611	165,211
OEM International AB	1,799	17,371
ORC Software AB	1,548	24,528
PA Resources AB (I)	19,862	14,423
Peab AB	14,016	124,910
Proffice AB	6,320	34,647
Rezidor Hotel Group AB (I)	8,897	56,083
RNB Retail & Brands AB (I)	31,521	35,551
SAS AB (L)(I)	17,484	61,043
Seco Tools AB	2,691	47,741
Studsvik AB (I)	218	2,376
Sweco AB	3,557	36,621
Swedish Orphan Biovitrum AB (I)	9,497	43,526
TradeDoubler AB (I)	4,887	36,289
Trelleborg AB, Series B	18,933	194,281

		3,818,339
Switzerland - 5.73%
Advanced Digital Broadcast Holdings SA	245	7,597
Affichage Holding AG (I)	88	13,352
AFG Arbonia-Forster Holding AG (I)	1,594	61,121
Allreal Holding AG (I)	690	106,815
Ascom Holding AG	3,146	48,613
Bank Coop AG	1,620	119,028
Bank Sarasin & Compagnie AG	3,236	140,920
Banque Privee Edmond de Rothschild SA	1	30,477
Barry Callebaut AG (I)	126	103,140
Basilea Pharmaceutica AG (I)	776	55,929
Belimo Holding AG	24	52,255
Berner Kantonalbank	285	75,304
Bobst Group AG (I)	1,189	54,427
Bucher Industries AG	751	172,077
Burckhardt Compression Holding AG	370	116,529
Centralschweizerische Kraftwerke AG	127	45,111
Charles Voegele Holding AG (I)	998	73,491
Cicor Technologies (I)	322	15,483
Clariant AG (I)	35,700	643,858
Compagnie Financiere Tradition SA BR	211	26,649
Cytos Biotechnology AG (I)	166	2,257
Daetwyler Holding AG	778	71,005
Dufry Group AG (I)	1,855	213,372
EFG International (I)	5,629	83,595
Elektrizitaets-Gesellschaft Laufenburg AG	11	8,390
Emmi AG	319	72,657
EMS-Chemie Holding AG	735	137,140
Energiedienst Holding AG (I)	559	33,344
Ferrexpo PLC	5,555	38,462
Flughafen Zuerich AG	380	158,401
Forbo Holding AG (I)	196	147,314
Galenica Holding AG (L)	437	269,459
GAM Holding, Ltd. (I)	25,978	493,601
Georg Fischer AG (I)	952	535,010
Gottex Fund
Management Holdings, Ltd. (I)	1,478	10,533
Helvetia Patria Holding AG	307	127,263
Inficon Holding Ag	75	15,722
Kaba Holding AG	317	132,316
Komax Holding AG (I)	777	90,085
Kudelski SA	4,675	85,337
Kuoni Reisen Holding AG (I)	248	114,263
LEM Holding SA	52	32,311
Logitech International SA (I)	9,485	171,004

245

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Luzerner Kantonalbank AG	127	$45,223
Meyer Burger Technology AG (I)(L)	3,227	145,721
Micronas Semiconductor Holding AG (I)	5,145	52,890
Mobilezone Holding AG	3,138	37,566
Mobimo Holding AG (I)	528	121,706
Orascom Development Holding AG (I)	1,134	52,796
Orell Fuessli Holding AG	136	19,654
Panalpina Welttransport Holding AG (I)	1,612	201,031
Petroplus Holdings AG (I)	9,787	154,504
Phoenix Mecano AG	31	22,780
PubliGroupe SA	20	2,623
Rieter Holding AG (I)	430	176,177
Romande Energie Holding SA	52	89,502
Schaffner Holding AG (I)	40	14,488
Schmolz + Bickenbach AG (I)	945	9,600
Schulthess Group AG (I)	615	35,180
Schweizerhall Holding AG (I)	303	27,316
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	53,177
Siegfried Holding AG (I)	53	5,609
St. Galler Kantonalbank	55	28,445
Swissfirst AG (I)	655	21,722
Swissquote Group Holding SA	1,093	65,518
Tamedia AG	188	23,767
Tecan Group AG (I)	628	49,593
Temenos Group AG (I)	8,708	329,766
Unaxis Holding AG (I)	14,200	109,414
Valiant Holding AG	602	82,512
Valora Holding AG	284	95,245
Vaudoise Assurances Holding SA	138	41,945
Von Roll Holding AG (I)(L)	7,878	37,115
Vontobel Holding AG	3,372	130,353
WMH Walter Meier AG	163	44,507
Ypsomed Holding AG (I)	276	17,136
Zuger Kantonalbank	17	99,587

		7,449,185
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.11%
Lamprell PLC	26,117	147,643
United Kingdom - 16.12%
888 Holdings PLC	12,231	8,486
A.G. Barr PLC	3,000	59,195
Aberdeen Asset Management PLC	50,933	172,296
AEA Technology Group PLC (I)	19,508	1,318
Aegis Group PLC	57,738	132,262
Afren PLC (I)	55,554	145,072
Alexon Group PLC (I)	6,881	1,216
Alizyme PLC (I)	22,479	0
Amlin PLC	8,624	52,811
Anglo Pacific Group PLC	10,171	55,429
Antisoma PLC (I)	56,367	2,193
Ashtead Group PLC	54,314	172,928
Aveva Group PLC	9,024	233,787
Avis Europe PLC (I)	6,910	20,912
Axis-Shield PLC (I)	2,271	11,840
Babcock International Group PLC	43,044	428,588
Balfour Beatty PLC	32,052	176,726
Barratt Developments PLC (I)	98,477	173,779
BBA Aviation PLC	48,270	157,347
Beazley PLC	57,792	114,219
Bellway PLC	10,163	113,624
Berkeley Group Holdings PLC (I)	13,633	227,916

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Bodycote PLC	19,111	$101,499
Bovis Homes Group PLC	13,879	97,014
Brammer PLC	8,722	41,632
Brewin Dolphin Holdings PLC	23,416	63,183
British Polythene Industries PLC	4,443	19,957
Britvic PLC	32,362	205,324
BTG PLC (I)	25,585	93,538
Capital & Regional PLC (I)	28,406	17,776
Carillion PLC	24,339	148,391
Carpetright PLC	4,169	45,573
Carphone Warehouse Group PLC (I)	12,175	71,061
Charles Taylor Consulting PLC	3,000	6,748
Charter International PLC	8,755	113,473
Chaucer Holdings PLC	24,034	21,687
Chemring Group Plc	37,420	415,651
Chesnara PLC	704	2,783
Chime Communications PLC	5,129	21,963
Cineworld Group PLC	6,663	22,192
Close Brothers Group PLC	16,016	217,194
Collins Stewart PLC	14,755	20,119
Colt Telecom Group SA (I)	31,618	75,738
Computacenter PLC	9,482	66,126
Connaught PLC	7,981	0
Cookson Group PLC (I)	33,297	368,489
Corin Group PLC	4,523	4,100
Costain Group PLC	3,598	13,930
Cranswick PLC	8,814	117,428
Creston PLC	10,587	16,131
Croda International PLC	12,609	339,278
CSR PLC (I)	18,505	109,799
D.S. Smith PLC	57,738	184,640
Daily Mail & General Trust	17,811	141,142
Dairy Crest Group PLC	13,990	80,637
Davis Service Group PLC	17,163	132,433
De La Rue PLC	7,909	100,153
Debenhams PLC (I)	116,644	110,700
Dechra Pharmaceuticals PLC	6,519	52,852
Devro PLC	2,601	11,794
Dicom Group PLC (I)	12,964	108,017
Dignity PLC	5,430	60,613
Dixons Retail PLC (I)	231,071	46,562
Domino Printing Sciences PLC	15,811	159,952
Domino’s Pizza UK & IRL PLC	7,102	48,790
DTZ Holdings PLC (I)	9,217	4,140
Dunelm Group PLC	9,530	58,691
Eaga PLC	11,841	22,401
easyJet PLC (I)(S)	10,512	57,412
Electrocomponents PLC	45,730	196,107
Elementis PLC	54,724	133,488
Enquest PLC (I)	29,856	65,235
Enterprise Inns PLC (I)	55,142	78,342
Euromoney Institutional Investor PLC	8,075	90,242
Evolution Group PLC	24,073	29,725
F&C Asset Management PLC	41,888	50,981
Fidessa Group PLC	4,471	125,544
Filtrona PLC	27,028	131,732
Findel PLC (I)	318,283	31,010
FirstGroup PLC	22,912	119,971
Forth Ports PLC	5,900	154,749
Fortune Oil PLC (I)	368,591	67,999
Galliford Try PLC	8,666	52,135
Game Group PLC	27,019	24,489
Gem Diamonds, Ltd. (I)	12,666	56,877
Genus PLC (S)	5,336	80,807
Go-Ahead Group PLC	3,744	80,381

246

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Greene King PLC	14,983	$107,592
Greggs PLC	8,678	70,977
Halfords Group PLC	30,497	170,447
Halma PLC	51,425	288,960
Hampson Industries PLC	32,209	13,957
Hardy Oil & Gas PLC (I)	5,072	15,352
Hays PLC	61,521	114,800
Headlam Group PLC	4,631	22,239
Helical Bar PLC	8,263	35,896
Henderson Group PLC	72,524	197,361
Heritage Oil, Ltd.	9,831	44,983
Hikma Pharmaceuticals PLC	18,634	220,607
Hill & Smith Holdings PLC	6,401	35,547
HMV Group PLC (L)	36,339	8,890
Holidaybreak PLC	11,700	60,076
Homeserve PLC	23,941	170,570
Howden Joinery Group PLC (I)	113,752	199,703
Hunting PLC	11,768	146,603
Hyder Consulting PLC	3,872	22,485
IG Group Holdings PLC	29,583	216,693
Imagination Technologies Group PLC (I)	42,994	296,023
Inchcape PLC (I)	27,669	153,699
Intermediate Capital Group PLC	43,942	230,224
International Personal Finance PLC	53,398	275,621
Interserve PLC	12,721	56,164
ITE Group PLC	16,803	65,546
J.D. Wetherspoon PLC	9,690	66,003
James Fisher & Sons PLC	4,579	38,124
Jardine Lloyd Thompson Group PLC	12,662	140,678
Jazztel PLC (I)	16,347	88,900
JKX Oil & Gas PLC	8,683	43,896
Kcom Group PLC	117,578	116,000
Keller Group PLC	4,607	45,812
Kesa Electricals PLC	45,975	88,985
Kier Group PLC	2,737	57,060
Ladbrokes PLC	55,844	118,790
Laird Group PLC	26,527	58,769
Logica PLC	103,643	217,942
Lookers PLC	17,654	16,235
Low & Bonar PLC	21,034	17,903
M.J. Gleeson Group PLC (I)	8,478	14,530
Marston’s PLC	25,080	38,221
McBride PLC	14,770	33,705
Mears Group PLC (I)	8,289	32,412
Melrose PLC	47,765	251,273
Michael Page International PLC	14,574	120,145
Micro Focus International PLC	27,844	141,323
Millennium & Copthorne Hotels PLC	12,580	102,103
Minerva PLC (I)	20,686	30,696
Misys PLC (I)	41,831	212,386
Mitchells & Butlers PLC (I)	31,070	150,304
Mitie Group PLC	21,404	67,461
Moneysupermarket.com Group PLC	5,677	7,812
Morgan Crucible Company PLC	22,928	109,153
Mothercare PLC	6,928	44,456
Mouchel Parkman PLC (I)	23,900	35,943
MWB Group Holdings PLC (I)	11,618	7,454
N. Brown Group PLC	16,271	66,221
National Express Group PLC	34,580	136,080
NCC Group, Ltd.	4,560	41,401
Northern Foods PLC	35,909	41,905
Northgate PLC (I)	1,332	6,804
Northumbrian Water Group PLC	29,783	158,718
Novae Group PLC	2,664	15,511
Optos PLC (I)	3,748	11,604

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Oxford Biomedica PLC (I)	77,574	$7,255
Oxford Instruments PLC	2,558	28,725
Pace Micro Technology PLC	26,281	64,106
Paypoint PLC	6,600	43,507
Pendragon PLC (I)	63,903	23,641
Persimmon PLC	21,078	150,614
Petropavlovsk PLC	20,453	327,118
Photo-Me International PLC	24,627	17,235
Pinewood Shepperton PLC	3,284	8,449
Premier Farnell PLC	47,494	206,734
Premier Foods PLC (I)	158,104	70,885
Premier Oil PLC (I)	6,376	203,806
Prostrakan Group PLC (I)	7,836	16,246
Provident Financial PLC	11,362	175,014
Psion PLC	13,365	19,296
Punch Taverns PLC (I)	20,164	24,923
PV Crystalox Solar PLC	29,464	25,886
PZ Cussons PLC	17,701	92,697
Qinetiq PLC (I)	59,423	116,027
Quintain Estates & Development PLC (I)	54,012	38,116
Rank Group PLC	41,760	100,066
Rathbone Brothers PLC	4,853	94,649
Redrow PLC (I)	28,411	56,862
Renishaw PLC	2,747	66,519
Restaurant Group PLC	15,474	74,466
Rightmove PLC	11,119	169,531
RM PLC	10,003	23,742
ROK PLC	7,381	2,191
Rotork PLC	16,023	448,915
RPC Group PLC	19,465	87,680
RPS Group PLC	17,736	60,854
Salamander Energy PLC (I)	13,282	61,867
Savills PLC	12,736	73,180
SDL PLC	17,692	184,485
Senior PLC	6,084	14,806
Shanks Group PLC	57,986	106,111
Skyepharma PLC (I)	1,272	837
Smiths News PLC	16,404	22,231
Soco International PLC (I)	13,024	80,070
Southern Cross Healthcare, Ltd. (I)(L)	15,726	3,352
Spectris PLC	10,418	227,680
Spirax-Sarco Engineering PLC	10,190	316,923
Spirent Communications PLC	61,445	135,581
Sportech PLC (I)	11,390	7,091
Sports Direct International PLC (I)	15,902	46,276
St James’s Place PLC	12,959	69,524
St. Modwen Properties PLC	14,271	41,162
Stagecoach Group PLC	31,175	107,799
Sthree PLC	8,144	53,444
STV Group PLC (I)	2,685	6,591
Synergy Health PLC	5,377	70,731
TalkTalk Telecom Group PLC	24,348	53,823
Taylor Woodrow PLC (I)	231,863	151,212
Telecity Group PLC (I)	16,984	138,544
Thorntons PLC	4,184	5,537
Topps Tiles PLC	15,591	17,746
Travis Perkins PLC	17,118	279,037
Tribal Group PLC	7,453	4,400
Trinity Mirror PLC (I)	6,673	4,974
TT electronics PLC	14,769	40,514
Tullett Prebon PLC	20,558	134,984
UK Coal PLC (I)	28,144	17,952
UK Mail Group PLC	2,825	12,005
Ultra Electronics Holdings PLC	5,588	154,520
Umeco PLC	10,112	74,863

247

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Uniq PLC (I)		9,690	$1,003
United Business Media, Ltd.		12,014	115,378
UTV Media PLC		14,284	29,654
Vectura Group PLC (I)		29,652	29,016
Victrex PLC		6,726	145,607
Vitec Group PLC		1,250	12,046
Volex Group PLC (I)		2,300	11,347
VP PLC		637	2,401
W.S. Atkins PLC		9,549	107,379
WH Smith PLC		12,472	86,747
William Hill PLC		57,734	167,275
Wilmington Group PLC		8,076	19,239
Wolfson Microelectronics PLC (I)		12,200	47,298
WSP Group PLC		7,096	41,293
Xchanging PLC (I)		19,640	25,030
Yell Group PLC (I)(L)		116,656	12,452
Yule Catto & Company PLC		6,992	22,585

			20,945,554
United States - 0.19%
Golden Star Resources, Ltd. (I)		27,300	80,534
Gran Tierra Energy, Inc. (I)		850	6,857
Jaguar Mining, Inc. (I)		7,500	39,221
Minera Andes, Inc. (I)		25,000	76,070
SXC Health Solutions Corp. (I)		847	46,198

			248,880

TOTAL COMMON STOCKS (Cost $129,951,356)			$128,247,429

CONVERTIBLE BONDS - 0.03%
Australia - 0.02%
West Australian Newspapers
Holdings, Ltd.
zero coupon, 06/30/2011 (L)	AUD	5,628	$30,271
Spain - 0.01%
Banco de Sabadell SA
7.750%, 11/11/2013	EUR	8,146	8,139

TOTAL CONVERTIBLE BONDS (Cost $61,769)			$38,410

RIGHTS - 0.01%
Blom AS (Expiration Date: 04/19/2011,
Strike Price: NOK 0.30) (I)		15,000	515
Cramo OYJ (Expiration Date: 04/15/2011,
Strike Price: EUR 10.50) (I)(L)		2,993	9,875
Oak Capital Corp. (Expiration Date:
11/30/2011, Strike Price:
JPY 220.00) (I)		600	0
Service Point Solutions SA ( Expiration
Date: 04/12/2011, Strike Price:
EUR 0.395) (I)		6,171	245
TFS Corp., Ltd. (Expiration Date:
04/05/2011, Strike Price: AUD 0.80) (I)		821	8

TOTAL RIGHTS (Cost $0)			$10,643

WARRANTS - 0.01%
AFP Properties, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)		95,000	15,450

TOTAL WARRANTS (Cost $18,149)			$15,450

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.66%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	475,751	$4,760,792

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,760,873)		$4,760,792

SHORT-TERM INVESTMENTS - 0.51%
Money Market Funds* - 0.51%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$661,872	$661,872

TOTAL SHORT-TERM INVESTMENTS (Cost $661,872)		$661,872

Total Investments (International Small Company Trust)
(Cost $135,454,019) - 102.91%		$133,734,596
Other assets and liabilities, net - (2.91%)		(3,776,637)

TOTAL NET ASSETS - 100.00%		$129,957,959

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%
Australia - 1.52%
Billabong International, Ltd.	677,323	$5,284,251
Brambles, Ltd.	769,204	5,628,953
Downer EDI, Ltd.	1,353,200	5,300,726

		16,213,930
Austria - 1.01%
Telekom Austria AG	734,930	10,759,379
Bermuda - 0.57%
PartnerRe, Ltd.	76,990	6,100,688
Canada - 1.28%
Talisman Energy, Inc.	549,040	13,574,511
China - 0.86%
China Telecom Corp., Ltd.	14,998,427	9,171,204
Shanghai Electric Group Company, Ltd.	72,000	36,211

		9,207,415
France - 11.42%
AXA SA	973,101	20,345,244
BNP Paribas	141,050	10,321,625
France Telecom SA	1,261,633	28,300,954
GDF Suez	174,840	7,133,867
Sanofi-Aventis SA	361,873	25,414,982
Total SA	297,576	18,115,413
Vivendi SA	417,353	11,912,079

		121,544,164
Germany - 7.28%
Celesio AG	168,730	4,148,529
E.ON AG	405,520	12,390,602
Merck KGAA (L)	201,570	18,188,193
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	111,917	17,599,158
SAP AG	178,650	10,960,591
Siemens AG	103,671	14,201,186

		77,488,259
Hong Kong - 1.75%
AIA Group, Ltd. (I)	1,160,200	3,577,066
Cheung Kong Holdings, Ltd.	690,000	11,238,423

248

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd.	414,000	$3,824,641

		18,640,130
Ireland - 1.23%
CRH PLC (London Exchange)	374,490	8,594,579
Elan Corp. PLC (I)	647,920	4,457,690

		13,052,269
Italy - 2.14%
Autogrill SpA (I)	746,445	10,505,323
UniCredit Italiano SpA	4,969,690	12,290,777

		22,796,100
Japan - 7.99%
Itochu Corp.	663,300	6,945,591
Mitsubishi UFJ Financial Group	1,271,100	5,868,026
Nintendo Company, Ltd. (L)	63,095	17,044,297
NKSJ Holdings, Inc. (I)(L)	1,662,386	10,686,548
Nomura Holdings, Inc.	1,148,700	6,007,267
Sony Corp.	216,204	6,857,101
Toyota Motor Corp.	314,130	12,565,174
Trend Micro, Inc. (I)	289,200	7,635,878
USS Company, Ltd.	147,260	11,454,342

		85,064,224
Netherlands - 6.60%
ING Groep NV (I)	3,105,660	39,417,755
Koninklijke Philips Electronics NV (L)	440,595	14,072,801
Randstad Holdings NV (I)(L)	99,590	5,542,426
Reed Elsevier NV	772,650	9,953,837
Royal Dutch Shell PLC (L)	34,486	1,253,362

		70,240,181
Norway - 4.34%
Statoil ASA	901,710	25,025,111
Telenor ASA	1,285,425	21,154,018

		46,179,129
Russia - 1.69%
Gazprom OAO, SADR (L)	553,000	17,884,020
Gazprom OAO, SADR (London Exchange)	2,300	74,541

		17,958,561
Singapore - 3.37%
Flextronics International, Ltd. (I)	1,997,890	14,924,238
Singapore Telecommunications, Ltd.	8,736,000	20,941,086

		35,865,324
South Korea - 4.99%
KB Financial Group, Inc., ADR (L)	446,463	23,291,975
Samsung Electronics Company, Ltd.	35,115	29,790,848

		53,082,823
Spain - 3.33%
Gamesa Corporacion Tecnologica SA (I)	359,228	3,730,649
Iberdrola SA	1,263,429	10,988,937
Telefonica SA	825,806	20,675,481

		35,395,067
Sweden - 1.62%
Niscayah Group AB	2,531,581	4,873,373
Telefonaktiebolaget LM Ericsson, B Shares	959,984	12,345,145

		17,218,518
Switzerland - 7.56%
Adecco SA	99,830	6,574,850
Basilea Pharmaceutica AG (I)	36,130	2,603,993
Credit Suisse Group AG	9,278	394,270

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	41,890	$3,509,456
Nestle SA	205,933	11,816,380
Novartis AG	104,680	5,675,454
Roche Holdings AG	197,252	28,175,761
Swiss Reinsurance Company, Ltd.	240,941	13,790,751
UBS AG (Swiss Exchange) (I)	444,726	7,982,741

		80,523,656
Taiwan - 5.35%
Compal Electronics, Inc.	11,027,334	10,941,936
Compal Electronics, Inc., GDR (S)	2,123	10,540
Lite-On Technology Corp.	9,034,893	11,127,231
Siliconware Precision Industries Company	7,118,000	8,813,242
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,862,581	26,044,731

		56,937,680
United Kingdom - 20.57%
Aviva PLC (I)	3,547,250	24,635,629
BAE Systems PLC	1,631,501	8,513,315
BP PLC	1,512,755	11,017,492
Carillion PLC	1,334,510	8,136,318
G4S PLC	2,626,800	10,762,917
GlaxoSmithKline PLC (I)	1,020,294	19,469,198
Hays PLC	7,322,723	13,664,445
HSBC Holdings PLC	854,437	8,786,402
Kingfisher PLC	3,744,400	14,761,645
Marks & Spencer Group PLC	911,660	4,922,839
Premier Foods PLC (I)	6,627,502	2,971,395
Rexam PLC	1,436,010	8,365,504
Royal Dutch Shell PLC, B Shares	575,946	20,901,161
Tesco PLC (I)	3,246,790	19,835,444
Vodafone Group PLC	14,919,308	42,242,701

		218,986,405
United States - 1.39%
ACE, Ltd.	229,442	14,844,897

TOTAL COMMON STOCKS (Cost $1,007,250,859)		$1,041,673,310

SECURITIES LENDING COLLATERAL - 5.17%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	5,500,966	55,047,616

TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,049,004)		$55,047,616

SHORT-TERM INVESTMENTS - 1.50%
Time Deposits* - 1.50%
Bank of Montreal, 0.050%, 04/01/2011	$15,900,000	$15,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,900,000)		$15,900,000

Total Investments (International Value Trust)
(Cost $1,078,199,863) - 104.53%		$1,112,620,926
Other assets and liabilities, net - (4.53%)		(48,174,639)

TOTAL NET ASSETS - 100.00%		$1,064,446,287

249

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.42%
U.S. Government - 19.18%
Treasury Inflation Protected Securities
2.000%, 04/15/2012		$16,574,903	$17,323,359
2.625%, 07/15/2017		2,597,993	2,980,386
U.S. Treasury Bonds
4.375%, 11/15/2039		4,000,000	3,910,000
4.625%, 02/15/2040		6,125,000	6,240,799
4.750%, 02/15/2041		1,950,000	2,025,563
6.250%, 08/15/2023 (F)		4,000,000	4,961,876
8.125%, 08/15/2019 to 08/15/2021		4,002,000	5,598,230
U.S. Treasury Notes
0.625%, 02/28/2013		23,850,000	23,774,539
2.500%, 04/30/2015		6,314,700	6,478,983

			73,293,735
U.S. Government Agency - 10.24%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034		1,300,495	1,363,393
6.500%, 04/01/2029 to 08/01/2034		92,906	104,431
7.500%, 04/01/2011 to 05/01/2028		23,628	26,643
Federal National Mortgage Association
3.500%, TBA		16,000,000	15,037,214
4.000%, TBA		9,000,000	8,836,976
4.660%, 05/01/2013		612,612	636,241
5.616%, 12/01/2011		857,015	856,426
5.867%, 11/01/2011		539,250	551,255
6.062%, 05/01/2012		719,442	733,537
6.064%, 03/01/2012		438,624	443,753
6.500%, TBA		100,000	112,054
7.000%, 06/01/2029		650	739
Government National
Mortgage Association
4.000%, TBA		9,000,000	8,984,632
6.000%, 12/15/2013 to 04/15/2035		201,591	221,866
6.500%, 06/15/2028 to 02/15/2035		122,367	137,963
7.000%, 11/15/2031 to 11/15/2033		749,239	851,778
8.000%, 07/15/2030		7,384	8,484
7.498%, 08/01/2011		213,000	214,267

			39,121,652

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $112,228,642)			$112,415,387

FOREIGN GOVERNMENT
OBLIGATIONS - 1.50%
Brazil - 1.11%
Federative Republic of Brazil
5.875%, 01/15/2019		1,025,000	1,135,188
10.000%, 01/01/2012	BRL	5,030,000	3,107,897

			4,243,085
Qatar - 0.22%
Government of Qatar
4.000%, 01/20/2015 (S)		$800,000	826,000
South Africa - 0.17%
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		640,000	648,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,279,247)			$5,717,885

CORPORATE BONDS - 55.50%
Consumer Discretionary - 5.06%
Affinia Group, Inc.
9.000%, 11/30/2014		25,000	25,750
10.750%, 08/15/2016 (S)		13,000	14,771

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AMC Entertainment, Inc.
8.750%, 06/01/2019	$45,000	$48,825
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	25,000	28,406
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	35,000	37,888
CBS Corp.
5.750%, 04/15/2020	385,000	406,625
8.200%, 05/15/2014	745,000	872,468
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018	15,000	15,938
8.125%, 04/30/2020	10,000	10,875
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	20,000	21,925
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	664,343
Comcast Corp.
5.700%, 05/15/2018	545,000	592,686
COX Communications, Inc.
8.375%, 03/01/2039 (S)	150,000	190,403
CSC Holdings, Inc.
7.625%, 07/15/2018	184,000	201,480
D.R. Horton, Inc.
7.875%, 08/15/2011	45,000	45,450
Daimler Finance North America LLC
8.500%, 01/18/2031	575,000	772,850
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	975,000	975,850
4.750%, 10/01/2014	440,000	473,291
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	25,000	28,125
Ford Motor Company
7.450%, 07/16/2031	75,000	81,143
Grupo Televisa SA
6.625%, 01/15/2040	690,000	730,785
HSN, Inc.
11.250%, 08/01/2016	25,000	28,313
Liberty Media LLC
8.250%, 02/01/2030	103,000	100,168
Limited Brands, Inc.
7.000%, 05/01/2020	95,000	100,581
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,231,000	1,309,476
5.900%, 12/01/2016	190,000	204,250
6.900%, 04/01/2029	419,000	424,238
Mediacom Broadband LLC / Mediacom
Broadband Corp
8.500%, 10/15/2015	78,000	80,925
MGM Resorts International
9.000%, 03/15/2020	10,000	10,963
10.375%, 05/15/2014	5,000	5,725
11.125%, 11/15/2017	5,000	5,725
NetFlix, Inc.
8.500%, 11/15/2017	45,000	50,681
News America, Inc.
4.500%, 02/15/2021 (S)	115,000	112,492
6.150%, 02/15/2041 (S)	550,000	545,404
7.750%, 01/20/2024	622,000	713,326
Peninsula Gaming LLC / Peninsula
Gaming Corp
8.375%, 08/15/2015	20,000	21,350

250

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	$25,000	$26,438
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	72,626
QVC, Inc.
7.500%, 10/01/2019 (S)	40,000	42,000
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	18,413
Service Corp. International
7.375%, 10/01/2014	10,000	10,975
7.625%, 10/01/2018	20,000	21,850
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,725
Staples, Inc.
9.750%, 01/15/2014	935,000	1,121,687
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	20,000	20,550
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	838,550
Tenneco, Inc.
8.125%, 11/15/2015	40,000	42,800
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	101,150
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	30,000	31,350
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,895,000	2,069,451
6.550%, 05/01/2037	450,000	457,673
8.250%, 02/14/2014	205,000	238,157
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	458,266
Time Warner, Inc.
6.250%, 03/29/2041	300,000	297,825
7.700%, 05/01/2032	1,298,000	1,512,662
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	170,500
Viacom, Inc.
4.500%, 03/01/2021	225,000	219,546
6.125%, 10/05/2017	1,300,000	1,461,494
Videotron Ltee
9.125%, 04/15/2018	25,000	28,063
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	80,000	84,800

		19,317,045
Consumer Staples - 5.05%
Altria Group, Inc.
9.250%, 08/06/2019	360,000	469,247
9.700%, 11/10/2018	900,000	1,181,995
10.200%, 02/06/2039	300,000	425,635
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	360,000	424,685
7.750%, 01/15/2019	875,000	1,075,082
BAT International Finance PLC
9.500%, 11/15/2018 (S)	465,000	614,458
Cargill, Inc.
5.600%, 09/15/2012 (S)	1,285,000	1,366,500
Cia de Bebidas das Americas
8.750%, 09/15/2013	780,000	890,370
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	922,206
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	120,000	130,013

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp.
6.125%, 08/15/2016 to 09/15/2039	$855,000	$889,254
6.250%, 06/01/2027	310,000	339,545
CVS Pass-Through Trust
6.943%, 01/10/2030	540,537	587,472
DJO Finance LLC/DJO Finance Corp.
10.875%, 11/15/2014	10,000	10,900
General Mills, Inc.
5.200%, 03/17/2015	445,000	488,063
5.650%, 02/15/2019	225,000	249,061
Kraft Foods, Inc.
4.125%, 02/09/2016	1,040,000	1,077,143
6.500%, 11/01/2031	564,000	619,666
6.875%, 02/01/2038	300,000	332,604
Lorillard Tobacco Company
6.875%, 05/01/2020	170,000	183,613
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	135,617
Philip Morris International, Inc.
5.650%, 05/16/2018	1,000,000	1,111,311
Procter & Gamble
9.360%, 01/01/2021	323,084	421,117
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	27,063
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	329,777
Rite Aid Corp.
10.375%, 07/15/2016	50,000	53,875
Smithfield Foods, Inc.
10.000%, 07/15/2014	65,000	76,538
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	19,000	20,425
The Kroger Company
4.950%, 01/15/2015	700,000	754,391
6.750%, 04/15/2012	671,000	711,005
Tyson Foods, Inc.
10.500%, 03/01/2014	15,000	18,000
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	1,950,000	2,140,872
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,175,000	1,200,696
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017	10,000	10,638

		19,288,837
Energy - 4.32%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	32,978
6.450%, 09/15/2036	640,000	639,174
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,800
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	20,000	21,125
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,600
BP Capital Markets PLC
3.125%, 10/01/2015	1,350,000	1,355,291
4.750%, 03/10/2019	115,000	119,506
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	665,361
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	350,000	372,728
Chesapeake Energy Corp.
6.500%, 08/15/2017	65,000	70,281

251

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp. (continued)
6.875%, 11/15/2020	$60,000	$64,800
ConocoPhillips
4.600%, 01/15/2015	635,000	691,179
5.900%, 05/15/2038	400,000	421,216
Consol Energy Inc.
8.000%, 04/01/2017	25,000	27,375
8.250%, 04/01/2020	25,000	27,719
El Paso Corp.
7.000%, 06/15/2017	235,000	262,798
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	93,417
Encana Corp.
5.900%, 12/01/2017	450,000	503,403
Energy Transfer Equity LP
7.500%, 10/15/2020	70,000	76,125
Enterprise Products Operating LLC
3.200%, 02/01/2016	330,000	327,361
5.250%, 01/31/2020	795,000	823,893
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	51,875
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	307,463
6.850%, 02/15/2020	1,045,000	1,195,632
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	51,000	52,658
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	998,369
Newfield Exploration Company
6.625%, 04/15/2016	25,000	25,844
7.125%, 05/15/2018	40,000	43,000
Nexen, Inc.
7.500%, 07/30/2039	125,000	140,647
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	1,980,606
Peabody Energy Corp.
6.500%, 09/15/2020	116,000	124,410
7.375%, 11/01/2016	60,000	66,600
Petrobras International Finance Company
5.375%, 01/27/2021	1,400,000	1,402,528
Pioneer Natural Resources Company
6.650%, 03/15/2017	75,000	81,253
6.875%, 05/01/2018	35,000	37,957
Plains All American Pipeline LP / PAA
Finance Corp.
5.000%, 02/01/2021	230,000	230,329
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	435,000	464,926
Pride International, Inc.
6.875%, 08/15/2020	20,000	22,675
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	70,000	74,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	423,528
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	690,000	854,401
Transocean, Inc.
4.950%, 11/15/2015	800,000	844,436
Valero Energy Corp.
8.750%, 06/15/2030	403,000	469,693

		16,521,960

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 25.11%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	$160,000	$175,225
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	937,678
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	485,000	540,145
AMB Property LP
6.125%, 12/01/2016	505,000	551,954
7.500%, 06/30/2018	364,000	411,572
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,335,050
American Express Credit Corp.
5.125%, 08/25/2014	750,000	808,266
American International Group, Inc.
6.250%, 03/15/2037	100,000	91,500
Ameriprise Financial, Inc.
5.300%, 03/15/2020	305,000	322,834
AvalonBay Communities, Inc.
3.950%, 01/15/2021	775,000	746,964
5.500%, 01/15/2012	224,000	231,578
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	741,804
AXA Financial, Inc.
7.000%, 04/01/2028	865,000	909,975
Bank of America Corp.
5.420%, 03/15/2017	1,700,000	1,733,679
5.625%, 07/01/2020	1,500,000	1,537,808
5.750%, 12/01/2017	600,000	631,234
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	450,000	455,809
Barclays Bank PLC
6.050%, 12/04/2017 (S)	850,000	884,296
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	394,740
5.700%, 05/01/2017	825,000	853,647
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	31,025
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,038,793
7.375%, 05/23/2014	135,000	154,820
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	80,297	80,685
Citigroup, Inc.
4.875%, 05/07/2015	614,000	632,300
5.500%, 08/27/2012	1,525,000	1,606,054
6.125%, 05/15/2018	660,000	718,670
6.500%, 08/19/2013	1,105,000	1,207,354
6.875%, 03/05/2038	550,000	604,419
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	27,031
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	1,220,000	1,224,087
Credit Suisse New York
4.375%, 08/05/2020	1,500,000	1,462,928
Discover Financial Services
6.450%, 06/12/2017	885,000	952,946
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	82,594
Equity One, Inc.
6.000%, 09/15/2017	700,000	719,104
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,233,763
ERP Operating LP
5.250%, 09/15/2014	675,000	733,631

252

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ERP Operating LP (continued)
5.375%, 08/01/2016	$500,000	$542,895
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,401,250
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	725,000	726,924
Fifth Third Bancorp
3.625%, 01/25/2016	610,000	608,397
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	90,613
8.125%, 01/15/2020	100,000	114,397
General Electric Capital Corp.
2.800%, 01/08/2013	1,750,000	1,789,534
3.750%, 11/14/2014	1,000,000	1,040,750
4.625%, 01/07/2021	1,135,000	1,116,040
5.300%, 02/11/2021	755,000	765,661
5.625%, 05/01/2018	500,000	539,637
5.875%, 01/14/2038	750,000	740,456
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	400,000	428,148
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	95,000	104,025
HBOS PLC
6.000%, 11/01/2033 (S)	610,000	458,728
HCP, Inc.
5.650%, 12/15/2013	450,000	487,038
5.950%, 09/15/2011	450,000	459,918
7.072%, 06/08/2015	433,000	484,176
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	760,760
Host Hotels & Resorts LP
6.000%, 11/01/2020	205,000	201,413
6.375%, 03/15/2015	20,000	20,425
6.875%, 11/01/2014	15,000	15,525
7.125%, 11/01/2013	4,000	4,060
HSBC Holdings PLC
0.490%, 10/06/2016 (P)	1,350,000	1,331,867
6.800%, 06/01/2038	500,000	523,555
HSBC USA, Inc.
9.500%, 04/15/2014	865,000	995,983
International Lease Finance Corp.
5.650%, 06/01/2014	100,000	100,500
6.375%, 03/25/2013	125,000	129,375
6.500%, 09/01/2014 (S)	20,000	21,350
6.625%, 11/15/2013	25,000	25,875
6.750%, 09/01/2016 (S)	25,000	26,750
7.125%, 09/01/2018 (S)	20,000	21,490
8.875%, 09/15/2015 (S)	25,000	27,500
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	717,281
JPMorgan Chase & Company
3.450%, 03/01/2016	500,000	497,323
3.700%, 01/20/2015	1,250,000	1,284,254
4.250%, 10/15/2020	510,000	486,662
6.000%, 01/15/2018	1,120,000	1,226,139
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	442,028
6.875%, 10/01/2019	560,000	652,543
Lazard Group LLC
6.850%, 06/15/2017	1,290,000	1,371,702

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)	$200,000	$195,100
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	1,000,000	919,619
Liberty Property LP
6.625%, 10/01/2017	210,000	236,532
Lincoln National Corp.
4.300%, 06/15/2015	725,000	751,054
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	350,000	356,126
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	752,157
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	550,000	570,171
6.220%, 09/15/2026	370,000	367,492
6.400%, 08/28/2017	1,800,000	1,959,646
7.750%, 05/14/2038	300,000	344,458
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	2,050,000	2,028,641
5.125%, 04/10/2013 (S)	535,000	570,599
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	529,000	567,416
Morgan Stanley
4.200%, 11/20/2014	650,000	670,324
5.550%, 04/27/2017	285,000	299,457
5.750%, 01/25/2021	255,000	256,988
6.000%, 04/28/2015	600,000	652,518
6.250%, 08/28/2017	1,320,000	1,432,856
6.625%, 04/01/2018	1,225,000	1,344,146
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	865,000	936,284
NBD Bancorp NA
8.250%, 11/01/2024	1,730,000	2,120,622
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	501,683
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	995,000	1,001,246
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	38,962	38,926
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,191,793
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	694,032
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	80,000	89,200
Prudential Financial, Inc.
4.750%, 09/17/2015	900,000	956,730
5.150%, 01/15/2013	865,000	913,894
Realty Income Corp.
6.750%, 08/15/2019	660,000	752,118
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	896,257
SLM Corp.
6.250%, 01/25/2016	1,161,000	1,210,343
8.000%, 03/25/2020	10,000	10,900
8.450%, 06/15/2018	40,000	44,800
Sovereign Bank
8.750%, 05/30/2018	250,000	282,193
Springleaf Finance Corp.
5.375%, 10/01/2012	346,000	340,378
Standard Chartered PLC
3.850%, 04/27/2015 (S)	360,000	368,012

253

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	$1,471,000	$1,658,920
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	699,870
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	95,359
The Charles Schwab Corp.
4.950%, 06/01/2014	515,000	559,107
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,150,000	1,137,133
5.375%, 03/15/2020	180,000	182,503
6.000%, 05/01/2014	805,000	883,214
6.150%, 04/01/2018	500,000	541,163
6.250%, 02/01/2041	530,000	527,805
6.750%, 10/01/2037	2,030,000	2,047,517
7.500%, 02/15/2019	225,000	261,020
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	726,103
UDR, Inc.
6.050%, 06/01/2013	500,000	531,156
Unitrin, Inc.
6.000%, 05/15/2017	705,000	724,838
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	433,584
US Bancorp
7.500%, 06/01/2026	1,624,000	1,793,144
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	152,950
W.R. Berkley Corp.
5.600%, 05/15/2015	377,000	398,127
Wachovia Bank NA
6.919%, 12/15/2036	500,000	559,476
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	800,000	845,986
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	370,000	423,124
Wells Fargo & Company
3.676%, 06/15/2016	1,250,000	1,255,276
4.600%, 04/01/2021	380,000	375,190
4.950%, 10/16/2013	2,410,000	2,572,205
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	76,650
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	289,652

		95,964,692
Health Care - 2.50%
Alere, Inc.
9.000%, 05/15/2016	35,000	37,275
AmerisourceBergen Corp.
4.875%, 11/15/2019	80,000	82,870
5.875%, 09/15/2015	1,260,000	1,402,442
Amgen, Inc.
6.400%, 02/01/2039	545,000	604,402
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,613
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,963
BioScrip, Inc.
10.250%, 10/01/2015	15,000	15,619
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	36,925

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Elan Finance PLC / Elan Finance Corp.
8.875%, 12/01/2013	$75,000	$77,531
Express Scripts, Inc.
6.250%, 06/15/2014	525,000	582,738
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,581
HCA, Inc.
6.375%, 01/15/2015	15,000	15,300
8.500%, 04/15/2019	125,000	138,750
HCA, Inc., PIK
9.625%, 11/15/2016	84,000	90,510
McKesson Corp.
7.500%, 02/15/2019	65,000	78,517
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	483,183
Merck & Company, Inc.
3.875%, 01/15/2021	785,000	767,117
4.000%, 06/30/2015	725,000	770,985
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,185,374
Quest Diagnostics, Inc.
3.200%, 04/01/2016	430,000	426,629
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,160,264
St Jude Medical, Inc.
2.500%, 01/15/2016	515,000	504,495
Tenet Healthcare Corp.
8.875%, 07/01/2019	150,000	171,000
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	255,000	260,773
WellPoint, Inc.
7.000%, 02/15/2019	485,000	574,113

		9,545,969
Industrials - 1.32%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	30,600
10.625%, 03/15/2015	10,000	11,275
BE Aerospace, Inc.
6.875%, 10/01/2020	50,000	51,750
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	16,200
7.750%, 03/15/2020 (S)	75,000	81,469
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	38,106
7.875%, 12/01/2017 (S)	75,000	83,344
Cenveo Corp.
7.875%, 12/01/2013	15,000	14,588
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,551
CNH America LLC
7.250%, 01/15/2016	30,000	32,775
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	225,915	240,034
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	375,945	395,683
Continental Airlines 2005-ERJ1 Pass
Through Trust
9.798%, 04/01/2021	23,339	24,623
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	14,469	14,831

254

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	$4,911	$4,948
Deluxe Corp.
7.375%, 06/01/2015	110,000	113,988
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	47,081
General Electric Company
5.250%, 12/06/2017	1,125,000	1,223,264
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	40,000	39,550
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	16,000	16,700
7.125%, 03/15/2021 (S)	26,000	27,105
Marquette Transportation Company /
Marquette Transportation Finance
10.875%, 01/15/2017	30,000	31,275
Masco Corp.
6.500%, 08/15/2032	110,000	99,251
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,000
10.625%, 03/15/2018	30,000	33,750
Navios Maritime Holdings, Inc. / Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	75,000	81,281
Navistar International Corp.
8.250%, 11/01/2021	45,000	49,894
Owens Corning
9.000%, 06/15/2019	15,000	17,707
Republic Services, Inc.
5.250%, 11/15/2021	460,000	480,925
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	657,643	713,543
SPX Corp.
7.625%, 12/15/2014	30,000	33,038
Textron, Inc.
7.250%, 10/01/2019	380,000	437,562
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	17,325
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	75,000	74,925
Waste Management, Inc.
6.375%, 03/11/2015	375,000	424,411

		5,038,352
Information Technology - 0.45%
Avnet, Inc.
6.625%, 09/15/2016	500,000	546,475
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	25,656
Equinix, Inc.
8.125%, 03/01/2018	45,000	48,713
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	60,000	62,175
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	34,781
Mantech International Corp.
7.250%, 04/15/2018	55,000	57,750
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	85,000	84,788
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	10,488

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Seagate Technology International
10.000%, 05/01/2014 (S)	$68,000	$79,220
Xerox Corp.
6.400%, 03/15/2016	400,000	452,820
8.250%, 05/15/2014	270,000	315,358

		1,718,224
Materials - 2.14%
Agrium, Inc.
7.125%, 05/23/2036	750,000	866,919
Alcoa, Inc,
6.150%, 08/15/2020	355,000	374,602
Alcoa, Inc.
5.720%, 02/23/2019	400,000	415,415
ArcelorMittal
5.375%, 06/01/2013	425,000	451,651
6.125%, 06/01/2018	615,000	650,837
Ashland, Inc.
9.125%, 06/01/2017	25,000	28,688
Ball Corp.
5.750%, 05/15/2021	82,000	80,360
6.750%, 09/15/2020	80,000	83,600
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	30,000	30,900
CF Industries, Inc.
6.875%, 05/01/2018	45,000	50,513
7.125%, 05/01/2020	45,000	51,075
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)	40,000	41,900
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	360,054
Cytec Industries, Inc.
6.000%, 10/01/2015	1,250,000	1,366,279
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	125,000	135,625
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	44,371
7.125%, 01/15/2017 (S)	40,000	42,450
International Paper Company
7.300%, 11/15/2039	360,000	402,754
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	100,000	110,250
MeadWestvaco Corp.
7.375%, 09/01/2019	325,000	349,385
Nalco Company
6.625%, 01/15/2019 (S)	65,000	66,869
Neenah Paper, Inc.
7.375%, 11/15/2014	21,000	21,578
NewPage Corp.
11.375%, 12/31/2014	10,000	10,013
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	75,000	82,219
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	525,000	504,716
Rock-Tenn Company
9.250%, 03/15/2016	35,000	38,500
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,500
The Dow Chemical Company
4.250%, 11/15/2020	390,000	371,886
5.900%, 02/15/2015	800,000	885,528
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	235,126

		8,159,563

255

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 4.89%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	$952,000	$1,061,312
AT&T Mobility LLC
7.125%, 12/15/2031	433,000	503,066
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	364,000	391,619
AT&T, Inc.
5.350%, 09/01/2040 (S)	865,000	774,172
5.500%, 02/01/2018	225,000	245,384
6.300%, 01/15/2038	1,000,000	1,007,121
British Telecommunications PLC
5.150%, 01/15/2013	780,000	829,287
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	937,638
7.125%, 10/01/2012	532,000	577,192
Cricket Communications, Inc.
7.750%, 05/15/2016	50,000	53,125
France Telecom SA
4.375%, 07/08/2014	445,000	477,539
Frontier Communications Corp.
7.125%, 03/15/2019	140,000	142,100
8.250%, 04/15/2017	115,000	124,200
8.500%, 04/15/2020	5,000	5,419
GTE Corp.
8.750%, 11/01/2021	865,000	1,114,738
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	26,875
Intelsat Subsidiary Holding Company SA
8.875%, 01/15/2015 (S)	95,000	97,613
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	1,200,000	1,234,994
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	44,150
Qwest Corp.
7.500%, 10/01/2014	55,000	62,838
8.375%, 05/01/2016	390,000	464,100
Rogers Communications, Inc.
6.250%, 06/15/2013	400,000	440,470
SBA Telecommunications, Inc.
8.000%, 08/15/2016	5,000	5,444
8.250%, 08/15/2019	40,000	44,200
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	35,000	32,594
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	3,725
Sprint Capital Corp.
6.900%, 05/01/2019	55,000	56,788
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	28,105
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	685,742
6.000%, 09/30/2034	347,000	313,761
6.200%, 07/18/2011	1,270,000	1,289,181
Telefonica Emisiones SAU
3.992%, 02/16/2016	810,000	812,885
7.045%, 06/20/2036	575,000	623,007
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,242,362
6.400%, 02/15/2038	675,000	706,662
6.900%, 04/15/2038	600,000	665,386
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,420,763
Windstream Corp.
7.875%, 11/01/2017	65,000	69,713

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp. (continued)
8.125%, 09/01/2018	$60,000	$64,050

		18,679,320
Utilities - 4.66%
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	216,970
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,338,128
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	443,324
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	700,000	764,525
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	185,112
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	448,337
6.150%, 03/15/2012	273,000	286,569
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	992,355
7.000%, 06/15/2038	425,000	495,998
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,413,585
Edison International
3.750%, 09/15/2017	495,000	486,366
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	55,000	53,350
Georgia Power Company
5.250%, 12/15/2015	250,000	277,223
Intergen NV
9.000%, 06/30/2017 (S)	85,000	91,588
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,238
Nevada Power Company
6.500%, 08/01/2018	450,000	515,848
New York State Electric & Gas Corp.
5.750%, 05/01/2023	476,000	487,642
NiSource Finance Corp.
6.400%, 03/15/2018	385,000	430,003
Northern States Power Company
6.500%, 03/01/2028	433,000	505,202
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017	85,000	88,463
Ohio Edison Company
6.875%, 07/15/2036	450,000	487,013
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	472,721
Potomac Electric Power Company
6.500%, 11/15/2037	750,000	857,114
Progress Energy, Inc.
4.400%, 01/15/2021	400,000	396,528
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	445,125
7.000%, 03/09/2029	346,000	382,711
Sempra Energy
6.000%, 10/15/2039	500,000	508,658
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	478,335
Southern California Edison Company
6.000%, 01/15/2034	649,000	704,639
The AES Corp.
8.000%, 06/01/2020	100,000	108,000
Union Electric Company
6.400%, 06/15/2017	1,930,000	2,186,308

256

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp.
6.200%, 04/01/2033	$217,000	$227,043
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	1,018,405

		17,809,426

TOTAL CORPORATE BONDS (Cost $198,773,805)		$212,043,388

CAPITAL PREFERRED SECURITIES - 0.53%
Financials - 0.53%
ACE Capital Trust II ,
9.700%, 04/01/2030	752,000	947,520
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month LIBOR
+1.750%) 01/15/2067 (S)	860,000	520,300
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	401,500
NB Capital Trust IV , 8.250%, 04/15/2027	135,000	138,713

		2,008,033

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,360,492)		$2,008,033

CONVERTIBLE BONDS - 0.04%
Health Care - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	$25,000	$21,500
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	48,250
Industrials - 0.01%
Continental Airlines, Inc.
4.500%, 01/15/2015	15,000	21,431
Consumer Discretionary - 0.01%
Ford Motor Company
4.250%, 11/15/2016	25,000	45,313

TOTAL CONVERTIBLE BONDS (Cost $107,283)		$136,494

MUNICIPAL BONDS - 4.67%
California - 1.40%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,057,781
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	900,000	915,390
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	944,270
State of California
7.300%, 10/01/2039	925,000	981,684
7.550%, 04/01/2039	750,000	819,000
University of California
5.770%, 05/15/2043	660,000	637,527

		5,355,652
Florida - 0.24%
Miami Beach Florida Redevelopment
Agency
8.950%, 12/01/2022	865,000	911,822
Illinois - 1.17%
City of Chicago Illinois
6.845%, 01/01/2038	990,000	972,586

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois State Toll Highway Authority
6.184%, 01/01/2034	$945,000	$914,013
State of Illinois
5.365%, 03/01/2017	75,000	74,629
5.665%, 03/01/2018	1,405,000	1,406,194
5.877%, 03/01/2019	1,125,000	1,124,719

		4,492,141
Louisiana - 0.38%
Louisiana Local Government
Environmental Facilities &
Communities Development Authority
2.470%, 02/01/2019	1,475,000	1,443,597
Maryland - 0.15%
Maryland State Transportation Authority
5.840%, 07/01/2011	260,000	262,824
5.888%, 07/01/2043	290,000	301,826

		564,650
Massachusetts - 0.24%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	919,746
Missouri - 0.26%
University of Missouri
5.960%, 11/01/2039	940,000	1,001,890
New Jersey - 0.29%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	130,000	131,508
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	968,393

		1,099,901
New York - 0.22%
Port Authority of New York & New
Jersey
6.040%, 12/01/2029	400,000	408,524
Sales Tax Asset Receivable Corp.,
Series B
4.250%, 10/15/2011	435,000	440,973

		849,497
Texas - 0.32%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,221,452

TOTAL MUNICIPAL BONDS (Cost $17,793,389)		$17,860,348

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.73%
Commercial & Residential - 9.72%
American Tower Trust, Series 2007-1A,
Class AFX
5.420%, 04/15/2037 (S)	800,000	857,171
Banc of America Commercial
Mortgage, Inc., Series 2002-PB2,
Class A4
6.186%, 06/11/2035	2,412,230	2,472,762
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	2,594,203	2,725,101
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,405,000	1,486,400
Series 2005-T20, Class A4A,
5.149%, 10/12/2042 (P)	895,000	962,818

257

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	$1,850,000	$1,948,160
Series 2006-T24, Class A4,
5.537%, 10/12/2041	1,400,000	1,501,332
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	390,000	422,845
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049	1,425,000	1,495,667
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	95,159	95,280
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	697,200
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	2,000,000	2,114,491
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4
5.223%, 08/15/2048	1,445,000	1,496,787
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	621,484
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,677,649
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,500,000	1,589,378
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	1,400,000	1,505,871
Series 2008-C2, Series A4,
6.068%, 02/12/2051	1,150,000	1,180,262
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4,
4.954%, 09/15/2030	1,500,000	1,599,413
Series 2001-C7, Class A3,
5.642%, 12/15/2025	17,923	17,942
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	1,450,000	1,503,327
Series 2006-C1, Class A4,
5.669%, 05/12/2039 (P)	2,000,000	2,168,084
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	243,601	251,868
Series 2001, Class A4,
6.390%, 07/15/2033	373,098	374,215
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	2,594,203	2,698,149
Wachovia Bank Commercial
Mortgage Trust, Series 2005-C20,
Class A7
5.118%, 07/15/2042 (P)	1,240,000	1,330,659
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,310,000	1,338,241

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.01%
Government National Mortgage
Association, Series 2006-38, Class XS
IO
6.996%, 09/16/2035	$312,005	$52,938

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $35,296,022)		$37,185,494

ASSET BACKED SECURITIES - 2.04%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	920,000	982,320
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	806,863
Chase Issuance Trust, Series 2008-A4,
Class A4
4.650%, 03/15/2015	845,000	901,891
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	915,750
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	655,000	659,403
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,122,657
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	298,430
LCM LP, Series 8A, Class A
1.972%, 01/14/2021 (P)(S)	1,100,000	1,100,990
Massachusetts RRB Special
Purpose Trust, Series 2001-1, Class A
6.530%, 06/01/2015	218,441	233,088
Santander Drive Auto Receivables Trust,
Series 2010-2, Class A3
1.240%, 02/17/2014	785,000	785,824

TOTAL ASSET BACKED SECURITIES (Cost $7,637,281)		$7,807,216

SHORT-TERM INVESTMENTS - 3.06%
Repurchase Agreement - 3.06%
Deutsche Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150%
to be repurchased at $11,700,049 on
04/01/2011, collateralized by
$11,899,431 Federal Home Loan
Mortgage Corp., 3.500% due
01/01/2026 (valued at $11,934,001,
including interest)	11,700,000	11,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,700,000)		$11,700,000

Total Investments (Investment Quality Bond Trust)
(Cost $391,176,161) - 106.49%		$406,874,245
Other assets and liabilities, net - (6.49%)		(24,779,219)

TOTAL NET ASSETS - 100.00%		$382,095,026

258

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.50%
Consumer Discretionary - 14.60%
Auto Components - 0.90%
Johnson Controls, Inc. (L)	39,100	$1,625,387
Automobiles - 1.29%
General Motors Company (I)	75,000	2,327,250
Diversified Consumer Services - 0.67%
Apollo Group, Inc., Class A (I)	29,100	1,213,761
Hotels, Restaurants & Leisure - 2.28%
Carnival Corp.	75,001	2,877,038
International Game Technology (L)	77,000	1,249,710

		4,126,748
Household Durables - 1.04%
Fortune Brands, Inc.	30,500	1,887,645
Internet & Catalog Retail - 1.52%
Amazon.com, Inc. (I)	15,200	2,737,976
Media - 4.73%
Comcast Corp., Class A	135,700	3,354,504
Time Warner, Inc.	83,200	2,970,240
Viacom, Inc., Class B	47,600	2,214,352

		8,539,096
Specialty Retail - 2.17%
GameStop Corp., Class A (I)(L)	68,700	1,547,124
Lowe’s Companies, Inc.	90,000	2,378,700

		3,925,824

		26,383,687
Consumer Staples - 8.97%
Beverages - 1.76%
PepsiCo, Inc.	49,500	3,188,295
Food & Staples Retailing - 1.45%
The Kroger Company	109,200	2,617,524
Food Products - 1.08%
Kellogg Company (L)	12,800	690,944
Kraft Foods, Inc., Class A	40,193	1,260,452

		1,951,396
Household Products - 3.49%
Colgate-Palmolive Company	27,300	2,204,748
The Procter & Gamble Company	66,500	4,096,400

		6,301,148
Personal Products - 1.19%
Avon Products, Inc.	79,200	2,141,568

		16,199,931
Energy - 12.22%
Energy Equipment & Services - 3.58%
Baker Hughes, Inc.	17,100	1,255,653
Ensco International PLC, ADR (L)	34,900	2,018,616
Noble Corp.	70,200	3,202,524

		6,476,793
Oil, Gas & Consumable Fuels - 8.64%
EOG Resources, Inc.	20,600	2,441,306
Exxon Mobil Corp.	98,600	8,295,218
Hess Corp.	23,800	2,027,998
Ultra Petroleum Corp. (I)(L)	57,700	2,841,725

		15,606,247

		22,083,040

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 14.78%
Capital Markets - 3.85%
Morgan Stanley	105,900	$2,893,188
The Bank of New York Mellon Corp.	65,876	1,967,716
The Goldman Sachs Group, Inc.	13,200	2,091,804

		6,952,708
Commercial Banks - 3.77%
U.S. Bancorp	95,900	2,534,637
Wells Fargo & Company	135,122	4,283,367

		6,818,004
Diversified Financial Services - 4.15%
Citigroup, Inc. (I)	738,400	3,263,728
JPMorgan Chase & Company	91,700	4,227,370

		7,491,098
Insurance - 3.01%
Aflac, Inc.	45,600	2,406,768
MetLife, Inc.	67,700	3,028,221

		5,434,989

		26,696,799
Health Care - 14.16%
Biotechnology - 2.37%
Acorda Therapeutics, Inc. (I)(L)	34,300	795,760
Alexion Pharmaceuticals, Inc. (I)(L)	11,800	1,164,424
Amgen, Inc. (I)	26,900	1,437,805
Amylin Pharmaceuticals, Inc. (I)(L)	29,100	330,867
Pharmasset, Inc. (I)(L)	7,000	550,970

		4,279,826
Health Care Equipment & Supplies - 3.72%
Baxter International, Inc.	31,400	1,688,378
Covidien PLC	50,600	2,628,164
Medtronic, Inc.	61,266	2,410,817

		6,727,359
Health Care Providers & Services - 2.68%
HCA Holdings, Inc. (I)	39,117	1,324,893
UnitedHealth Group, Inc.	77,700	3,512,040

		4,836,933
Health Care Technology - 0.31%
Emdeon, Inc., Class A (I)	34,300	552,573
Life Sciences Tools & Services - 0.37%
Bio-Rad Laboratories, Inc., Class A (I)	5,600	672,784
Pharmaceuticals - 4.71%
Allergan, Inc.	32,374	2,299,201
Johnson & Johnson	55,700	3,300,225
Merck & Company, Inc.	88,100	2,908,181

		8,507,607

		25,577,082
Industrials - 11.38%
Aerospace & Defense - 2.59%
General Dynamics Corp. (L)	27,600	2,113,056
The Boeing Company	34,800	2,572,764

		4,685,820
Air Freight & Logistics - 1.34%
FedEx Corp.	25,817	2,415,180
Airlines - 1.02%
Southwest Airlines Company (L)	145,700	1,840,191
Machinery - 3.17%
Illinois Tool Works, Inc.	59,952	3,220,621

259

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc. (L)	25,950	$1,358,483
Pall Corp.	19,900	1,146,439

		5,725,543
Road & Rail - 3.26%
Hertz Global Holdings, Inc. (I)(L)	145,700	2,277,291
Norfolk Southern Corp.	36,300	2,514,501
Ryder Systems, Inc.	21,600	1,092,960

		5,884,752

		20,551,486
Information Technology - 18.13%
Communications Equipment - 3.30%
Cisco Systems, Inc. (I)	168,000	2,881,200
QUALCOMM, Inc.	56,100	3,075,963

		5,957,163
Computers & Peripherals - 4.95%
Apple, Inc. (I)	16,900	5,888,805
Hewlett-Packard Company	74,700	3,060,459

		8,949,264
IT Services - 0.91%
Visa, Inc., Class A (L)	22,300	1,641,726
Semiconductors & Semiconductor Equipment - 2.23%
Broadcom Corp., Class A	37,300	1,468,874
Intersil Corp., Class A (L)	89,700	1,116,765
National Semiconductor Corp.	100,500	1,441,170

		4,026,809
Software - 6.74%
Adobe Systems, Inc. (I)	113,400	3,760,344
Autodesk, Inc. (I)(L)	49,900	2,201,089
Microsoft Corp.	162,700	4,126,072
Rovi Corp. (I)	2,731	146,518
Symantec Corp. (I)	104,900	1,944,846

		12,178,869

		32,753,831
Materials - 1.00%
Chemicals - 1.00%
Celanese Corp., Series A	40,800	1,810,296
Utilities - 3.26%
Electric Utilities - 3.26%
American Electric Power Company, Inc.	52,457	1,843,339
FirstEnergy Corp.	52,300	1,939,807
Nextera Energy, Inc.	38,300	2,111,096

		5,894,242

		5,894,242

TOTAL COMMON STOCKS (Cost $154,523,858)		$177,950,394

INVESTMENT COMPANIES - 0.42%
Financials - 0.42%
SPDR S&P 500 ETF Trust (L)	5,700	755,309

TOTAL INVESTMENT COMPANIES (Cost $753,375)		$755,309

SECURITIES LENDING COLLATERAL - 12.32%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	2,225,157	22,266,921

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,267,228)		$22,266,921

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.98%
Repurchase Agreement - 0.98%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $1,769,000 on 04/01/2011,
collateralized by $1,795,000 Federal
National Mortgage Association, 2.000% due
07/14/2014 (valued at $1,806,219,
including interest).	$1,769,000	$1,769,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,769,000)		$1,769,000

Total Investments (Large Cap Trust)
(Cost $179,313,461) - 112.22%		$202,741,624
Other assets and liabilities, net - (12.22%)		(22,080,027)

TOTAL NET ASSETS - 100.00%		$180,661,597

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.12%
Consumer Discretionary - 13.98%
Automobiles - 0.82%
General Motors Company (I)	16,800	$521,304
Harley-Davidson, Inc.	25,100	1,066,499

		1,587,803
Distributors - 0.49%
Genuine Parts Company	17,700	949,428
Diversified Consumer Services - 0.24%
H&R Block, Inc.	27,600	462,024
Hotels, Restaurants & Leisure - 0.66%
Marriott International, Inc., Class A	26,900	957,102
MGM Resorts International (I)	24,200	318,230

		1,275,332
Household Durables - 2.44%
D.R. Horton, Inc.	22,000	256,300
Fortune Brands, Inc.	40,000	2,475,600
Whirlpool Corp.	23,100	1,971,816

		4,703,716
Internet & Catalog Retail - 0.21%
Expedia, Inc.	17,600	398,816
Leisure Equipment & Products - 0.83%
Mattel, Inc.	63,800	1,590,534
Media - 5.72%
Cablevision Systems Corp., Class A	41,800	1,446,698
Comcast Corp., Class A	43,500	1,075,320
Madison Square Garden, Inc., Class A (I)	11,400	307,686
The McGraw-Hill Companies, Inc.	49,100	1,934,540
The New York Times Company, Class A (I)	62,300	589,981
The Walt Disney Company	55,100	2,374,259
Time Warner, Inc.	76,100	2,716,770
WPP PLC	48,693	600,422

		11,045,676
Multiline Retail - 0.39%
Macy’s, Inc.	31,000	752,060
Specialty Retail - 2.18%
Bed Bath & Beyond, Inc. (I)	28,300	1,366,041
Lowe’s Companies, Inc.	96,300	2,545,209

260

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Staples, Inc.	8,100	$157,302
Tiffany & Company	2,200	135,168

		4,203,720

		26,969,109
Consumer Staples - 6.75%
Beverages - 0.89%
PepsiCo, Inc.	26,600	1,713,306
Food Products - 3.02%
Archer-Daniels-Midland Company	16,800	604,968
Campbell Soup Company	29,700	983,367
ConAgra Foods, Inc.	44,700	1,061,625
McCormick & Company, Inc., Class B	16,800	803,544
The Hershey Company	43,800	2,380,530

		5,834,034
Household Products - 2.01%
Clorox Company	28,900	2,025,023
Kimberly-Clark Corp.	28,600	1,866,722

		3,891,745
Personal Products - 0.83%
Avon Products, Inc.	59,000	1,595,360

		13,034,445
Energy - 13.91%
Energy Equipment & Services - 1.84%
Baker Hughes, Inc.	13,500	991,305
Schlumberger, Ltd.	27,500	2,564,650

		3,555,955
Oil, Gas & Consumable Fuels - 12.07%
Anadarko Petroleum Corp.	28,800	2,359,296
Chevron Corp.	85,400	9,174,522
ConocoPhillips	32,500	2,595,450
Exxon Mobil Corp.	54,200	4,559,846
Murphy Oil Corp.	37,000	2,716,540
Spectra Energy Corp.	33,200	902,376
Sunoco, Inc.	21,500	980,185

		23,288,215

		26,844,170
Financials - 19.45%
Capital Markets - 2.97%
Legg Mason, Inc.	47,300	1,707,057
Morgan Stanley	90,000	2,458,800
The Bank of New York Mellon Corp.	52,300	1,562,201

		5,728,058
Commercial Banks - 5.23%
KeyCorp	85,400	758,352
PNC Financial Services Group, Inc.	17,200	1,083,428
Regions Financial Corp.	96,500	700,590
SunTrust Banks, Inc.	48,900	1,410,276
U.S. Bancorp	102,700	2,714,361
Wells Fargo & Company	107,800	3,417,260

		10,084,267
Consumer Finance - 2.23%
Capital One Financial Corp.	25,600	1,330,176
SLM Corp. (I)	194,000	2,968,200

		4,298,376
Diversified Financial Services - 4.98%
Bank of America Corp.	219,800	2,929,934
JPMorgan Chase & Company	120,800	5,568,880

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext	31,600	$1,111,372

		9,610,186
Insurance - 3.63%
Chubb Corp.	13,300	815,423
Lincoln National Corp.	45,100	1,354,804
Marsh & McLennan Companies, Inc.	69,000	2,056,890
Sun Life Financial, Inc.	35,900	1,128,337
The Allstate Corp.	52,000	1,652,560

		7,008,014
Real Estate Investment Trusts - 0.41%
Weyerhaeuser Company	32,400	797,040

		37,525,941
Health Care - 5.01%
Biotechnology - 0.52%
Amgen, Inc. (I)	19,000	1,015,550
Pharmaceuticals - 4.49%
Bristol-Myers Squibb Company	53,100	1,403,433
Eli Lilly & Company	26,100	917,937
Johnson & Johnson	39,300	2,328,525
Merck & Company, Inc.	56,100	1,851,861
Pfizer, Inc.	106,200	2,156,922

		8,658,678

		9,674,228
Industrials - 12.17%
Aerospace & Defense - 3.41%
Honeywell International, Inc.	39,300	2,346,603
ITT Corp.	22,900	1,375,145
Lockheed Martin Corp.	13,400	1,077,360
The Boeing Company	24,200	1,789,106

		6,588,214
Air Freight & Logistics - 1.04%
United Parcel Service, Inc., Class B	27,000	2,006,640
Building Products - 0.76%
Masco Corp.	73,500	1,023,120
USG Corp. (I)	26,500	441,490

		1,464,610
Commercial Services & Supplies - 2.02%
Avery Dennison Corp.	93,000	3,902,280
Electrical Equipment - 0.77%
Cooper Industries PLC	23,000	1,492,700
Industrial Conglomerates - 2.86%
General Electric Company	275,000	5,513,750
Machinery - 1.31%
Eaton Corp.	45,500	2,522,520

		23,490,714
Information Technology - 6.51%
Communications Equipment - 1.37%
Cisco Systems, Inc.	51,700	886,655
Harris Corp.	35,300	1,750,880

		2,637,535
Computers & Peripherals - 1.18%
Dell, Inc. (I)	55,700	808,207
Hewlett-Packard Company	36,000	1,474,920

		2,283,127
IT Services - 0.95%
Computer Sciences Corp.	37,600	1,832,248

261

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.66%
Applied Materials, Inc.	98,100	$1,532,322
Texas Instruments, Inc.	48,500	1,676,160

		3,208,482
Software - 1.35%
Electronic Arts, Inc. (I)	33,900	662,067
Microsoft Corp.	76,500	1,940,040

		2,602,107

		12,563,499
Materials - 6.03%
Chemicals - 2.44%
E.I. du Pont de Nemours & Company	21,400	1,176,358
International Flavors & Fragrances, Inc.	22,600	1,407,980
Monsanto Company	29,300	2,117,218

		4,701,556
Construction Materials - 0.77%
Vulcan Materials Company	32,500	1,482,000
Metals & Mining - 1.05%
Nucor Corp.	44,100	2,029,482
Paper & Forest Products - 1.77%
International Paper Company	77,300	2,332,914
MeadWestvaco Corp.	36,000	1,091,880

		3,424,794

		11,637,832
Telecommunication Services - 3.89%
Diversified Telecommunication Services - 3.89%
AT&T, Inc.	118,200	3,616,920
Qwest Communications International, Inc.	203,200	1,387,856
Verizon Communications, Inc.	65,000	2,505,100

		7,509,876

		7,509,876
Utilities - 7.42%
Electric Utilities - 5.15%
Duke Energy Corp.	57,400	1,041,810
Entergy Corp.	39,000	2,621,190
Exelon Corp.	58,000	2,391,920
FirstEnergy Corp.	20,400	756,636
Pinnacle West Capital Corp.	22,100	945,659
PPL Corp.	33,600	850,080
Progress Energy, Inc.	28,800	1,328,832

		9,936,127
Independent Power Producers & Energy Traders - 0.88%
Constellation Energy Group, Inc.	45,000	1,400,850
NRG Energy, Inc. (I)	13,800	297,252

		1,698,102
Multi-Utilities - 1.39%
CenterPoint Energy, Inc.	28,700	503,972
NiSource, Inc.	26,400	506,352
TECO Energy, Inc.	21,200	397,712
Xcel Energy, Inc.	53,100	1,268,559

		2,676,595

		14,310,824

TOTAL COMMON STOCKS (Cost $174,172,470)		$183,560,638

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.62%
Consumer Discretionary - 0.62%
Automobiles - 0.62%
General Motors Company, Series B, 4.750%	24,600	1,185,720

TOTAL PREFERRED SECURITIES (Cost $1,366,480)		$1,185,720

SHORT-TERM INVESTMENTS - 4.28%
Money Market Funds* - 4.28%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$498,996	$498,996
T. Rowe Price Prime Reserve Fund, 0.1942%	7,760,951	7,760,951

		8,259,947

TOTAL SHORT-TERM INVESTMENTS (Cost $8,259,947)		$8,259,947

Total Investments (Large Cap Value Trust)
(Cost $183,798,897) - 100.02%		$193,006,305
Other assets and liabilities, net - (0.02%)		(33,836)

TOTAL NET ASSETS - 100.00%		$192,972,469

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (John Hancock) (2)(A)	2,139,599	$24,541,186
All Cap Core, Series NAV (QS Investors)	728,616	12,962,081
All Cap Value, Series NAV (Lord Abbett)	1,320,020	11,748,175
Alpha Opportunities, Series NAV (Wellington)	1,558,856	25,721,129
Blue Chip Growth, Series NAV (T. Rowe Price)	1,312,588	28,076,267
Capital Appreciation, Series NAV (Jennison)	2,259,976	23,481,146
Emerging Markets, Series NAV (DFA)	2,841,193	45,203,384
Equity-Income, Series NAV (T. Rowe Price)	1,877,652	27,451,275
Fundamental Value, Series NAV (Davis)	1,721,718	25,722,460
Growth Equity, Series NAV (Rainier)	1,374,931	16,499,170
Heritage, Series NAV (American Century) (I)	415,349	5,910,420
International Core, Series NAV (GMO)	1,827,832	18,461,102
International Growth Stock,
Series NAV (Invesco) (I)	249,049	3,514,081
International Index, Series NAV
(John Hancock) (2)(A)	256,975	4,615,275
International Opportunities,
Series NAV (Marsico)	1,187,218	15,101,417
International Small Company,
Series NAV (DFA)	1,076,052	11,664,401
International Value, Series NAV (Franklin)	1,459,376	18,461,102
Large Cap, Series NAV (UBS)	450,202	5,803,102
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	485,212	9,398,558
Mid Cap Stock, Series NAV (Wellington)	821,474	12,930,003
Mid Cap Value Equity, Series NAV (Columbia)	356,515	4,727,385
Mid Value, Series NAV (T. Rowe Price)	792,484	9,287,914
Mutual Shares, Series NAV (Franklin)	741,326	7,657,900
Natural Resources, Series NAV (Wellington)	1,034,739	14,031,062
Optimized Value, Series NAV
(John Hancock) (2)(A)	725,147	7,635,793
Real Estate Securities, Series NAV (Deutsche)	387,146	4,692,210
Small Cap Growth, Series NAV (Wellington) (I)	368,483	4,255,980
Small Cap Index, Series NAV
(John Hancock) (2)(A)	313,967	4,747,174

262

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	332,981	$7,125,802
Small Cap Value, Series NAV (Wellington)	236,696	4,714,992
Small Company Growth,
Series NAV (Invesco) (I)	216,152	3,797,799
Small Company Value, Series NAV (T.
Rowe Price)	384,797	7,080,263
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	214,782	4,061,535
U.S. Multi Sector, Series NAV (GMO)	1,605,067	19,790,481
Value & Restructuring, Series NAV (Columbia)	880,581	13,111,854
Value, Series NAV (Invesco)	259,519	4,663,553
Total Investments (Lifestyle Aggressive Trust)
(Cost $388,033,739) - 100.01%		$468,647,431
Other assets and liabilities, net - (0.01%)		(29,589)

TOTAL NET ASSETS - 100.00%		$468,617,842

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 51.63%
John Hancock Trust (G) - 51.63%
500 Index, Series NAV (John Hancock) (2)(A)	144,280,448	$1,654,896,736
All Cap Core, Series NAV (QS Investors)	7,475,751	132,993,615
All Cap Value, Series NAV (Lord Abbett)	12,705,626	113,080,068
Alpha Opportunities, Series NAV (Wellington)	20,081,447	331,343,873
Blue Chip Growth, Series NAV (T. Rowe Price)	13,829,594	295,815,019
Capital Appreciation, Series NAV (Jennison)	22,278,699	231,475,681
Emerging Markets, Series NAV (DFA)	25,163,949	400,358,429
Equity-Income, Series NAV (T. Rowe Price)	23,085,664	337,512,413
Fundamental Value, Series NAV (Davis)	22,205,966	331,757,139
Growth Equity, Series NAV (Rainier)	13,760,603	165,127,236
Heritage, Series NAV (American Century) (I)	4,677,595	66,562,172
International Core, Series NAV (GMO)	25,610,575	258,666,806
International Growth Stock,
Series NAV (Invesco) (I)	4,690,160	66,178,164
International Index, Series NAV
(John Hancock) (2)(A)	36,026,118	647,029,076
International Opportunities,
Series NAV (Marsico)	10,285,956	130,837,365
International Value, Series NAV (Franklin)	15,392,688	194,717,503
Large Cap Value, Series NAV (T. Rowe Price)	1,938,258	34,074,577
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	10,334,497	200,179,215
Mid Cap Stock, Series NAV (Wellington)	6,358,933	100,089,607
Mid Cap Value Equity, Series NAV (Columbia)	5,031,864	66,722,521
Mid Value, Series NAV (T. Rowe Price)	8,508,654	99,721,420
Optimized Value, Series NAV
(John Hancock) (2)(A)	6,848,859	72,118,482
Small Cap Growth, Series NAV (Wellington) (I)	4,044,025	46,708,483
Small Cap Index, Series NAV
(John Hancock) (2)(A)	8,826,244	133,452,810
Small Cap Value, Series NAV (Wellington)	3,014,747	60,053,764
Small Company Growth,
Series NAV (Invesco) (I)	2,278,648	40,035,843
Small Company Value, Series NAV (T.
Rowe Price)	3,989,079	73,399,045

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	2,563,471	$48,475,232
U.S. Multi Sector, Series NAV (GMO)	21,423,168	264,147,665
Value & Restructuring, Series NAV (Columbia)	9,786,205	145,716,587
Fixed Income - 48.38%
John Hancock Trust (G) - 48.38%
Bond, Series NAV (John Hancock) (1)(A)	168,308,327	2,287,310,165
Core Bond, Series NAV (Wells Capital)	55,337,085	759,224,807
Global Bond, Series NAV (PIMCO)	20,109,125	262,625,166
High Income, Series NAV
(John Hancock) (1)(A)	3,698,719	26,556,801
New Income, Series NAV (T. Rowe Price)	94,166,001	1,264,649,397
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	9,960,216	128,785,596
Total Bond Market A,
Series NAV (Declaration) (A)	28,360,029	392,219,199
Total Return, Series NAV (PIMCO)	82,401,529	1,197,294,219
Total Investments (Lifestyle Balanced Trust)
(Cost $10,976,844,362) - 100.00%		$13,061,911,896
Other assets and liabilities, net - 0.00%		(419,803)

TOTAL NET ASSETS - 100.00%		$13,061,492,093

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 20.01%
John Hancock Trust (G) - 20.01%
500 Index, Series NAV (John Hancock) (2)(A)	11,639,689	$133,507,254
Blue Chip Growth, Series NAV (T. Rowe Price)	2,995,955	64,083,481
Equity-Income, Series NAV (T. Rowe Price)	4,291,957	62,748,409
Fundamental Value, Series NAV (Davis)	3,127,680	46,727,539
International Core, Series NAV (GMO)	2,640,877	26,672,857
International Index, Series NAV
(John Hancock) (2)(A)	2,969,708	53,335,952
International Opportunities,
Series NAV (Marsico)	1,574,378	20,026,088
International Value, Series NAV (Franklin)	1,583,090	20,026,088
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	2,067,743	40,052,176
Small Cap Index, Series NAV
(John Hancock) (2)(A)	2,207,461	33,376,813
U.S. Multi Sector, Series NAV (GMO)	2,706,960	33,376,813
Fixed Income - 80.00%
John Hancock Trust (G) - 80.00%
Bond, Series NAV (John Hancock) (1)(A)	57,362,567	779,557,280
Core Bond, Series NAV (Wells Capital)	18,656,883	255,972,438
Global Bond, Series NAV (PIMCO)	6,812,777	88,974,862
High Income, Series NAV
(John Hancock) (1)(A)	568,296	4,080,365
New Income, Series NAV (T. Rowe Price)	31,805,728	427,150,932
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	3,302,112	42,696,302
Total Bond Market A,
Series NAV (Declaration) (A)	9,633,710	133,234,207

263

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Total Return, Series NAV (PIMCO)	27,747,922	$403,177,306
Total Investments (Lifestyle Conservative Trust)
(Cost $2,458,106,800) - 100.00%		$2,668,777,162
Other assets and liabilities, net - 0.00%		(98,716)

TOTAL NET ASSETS - 100.00%		$2,668,678,446

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 71.65%
John Hancock Trust (G) - 71.65%
500 Index, Series NAV (John Hancock) (2)(A)	226,002,191	$2,592,245,077
All Cap Core, Series NAV (QS Investors)	8,514,759	151,477,563
All Cap Value, Series NAV (Lord Abbett)	18,624,628	165,759,190
Alpha Opportunities, Series NAV (Wellington)	31,911,639	526,542,042
Blue Chip Growth, Series NAV (T. Rowe Price)	21,082,571	450,956,203
Capital Appreciation, Series NAV (Jennison)	35,892,761	372,925,788
Emerging Markets, Series NAV (DFA)	37,714,609	600,039,433
Equity-Income, Series NAV (T. Rowe Price)	39,849,072	582,593,438
Fundamental Value, Series NAV (Davis)	35,078,138	524,067,384
Growth Equity, Series NAV (Rainier)	24,872,067	298,464,808
Heritage, Series NAV (American Century) (I)	5,309,439	75,553,321
International Core, Series NAV (GMO)	36,354,744	367,182,918
International Growth Stock,
Series NAV (Invesco) (I)	5,258,424	74,196,356
International Index, Series NAV
(John Hancock) (2)(A)	61,255,254	1,100,144,364
International Opportunities,
Series NAV (Marsico)	17,344,929	220,627,497
International Value, Series NAV (Franklin)	23,355,373	295,445,466
Large Cap Value, Series NAV (T. Rowe Price)	3,533,287	62,115,181
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	15,636,029	302,869,889
Mid Cap Stock, Series NAV (Wellington)	9,637,361	151,692,070
Mid Cap Value Equity, Series NAV (Columbia)	5,711,764	75,737,988
Mid Value, Series NAV (T. Rowe Price)	12,750,003	149,430,037
Optimized Value, Series NAV
(John Hancock) (2)(A)	12,708,400	133,819,457
Small Cap Growth, Series NAV (Wellington) (I)	5,910,081	68,261,431
Small Cap Index, Series NAV
(John Hancock) (2)(A)	15,048,816	227,538,105
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	3,544,207	75,846,035
Small Cap Value, Series NAV (Wellington)	3,792,140	75,539,431
Small Company Growth,
Series NAV (Invesco) (I)	3,453,434	60,676,828
Small Company Value, Series NAV (T.
Rowe Price)	6,164,876	113,433,715
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	3,252,920	61,512,708
U.S. Multi Sector, Series NAV (GMO)	38,897,978	479,612,072
Value & Restructuring, Series NAV (Columbia)	13,133,423	195,556,672
Fixed Income - 28.36%
John Hancock Trust (G) - 28.36%
Bond, Series NAV (John Hancock) (1)(A)	112,408,710	1,527,634,371
Core Bond, Series NAV (Wells Capital)	36,947,033	506,913,299
Global Bond, Series NAV (PIMCO)	13,316,924	173,919,027

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
High Income, Series NAV
(John Hancock) (1)(A)	2,286,651	$16,418,154
New Income, Series NAV (T. Rowe Price)	62,650,622	841,397,860
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	6,725,355	86,958,845
Total Bond Market A,
Series NAV (Declaration) (A)	18,850,418	260,701,286
Total Return, Series NAV (PIMCO)	54,653,399	794,113,884
Total Investments (Lifestyle Growth Trust)
(Cost $12,371,646,412) - 100.00%		$14,839,919,193
Other assets and liabilities, net - 0.00%		(444,600)

TOTAL NET ASSETS - 100.00%		$14,839,474,593

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity - 40.40%
John Hancock Trust (G) - 40.40%
500 Index, Series NAV (John Hancock) (2)(A)	32,365,144	$371,228,189
All Cap Value, Series NAV (Lord Abbett)	3,558,709	31,672,515
Alpha Opportunities, Series NAV (Wellington)	4,500,594	74,259,805
Blue Chip Growth, Series NAV (T. Rowe Price)	4,782,933	102,306,936
Capital Appreciation, Series NAV (Jennison)	8,052,385	83,664,284
Equity-Income, Series NAV (T. Rowe Price)	7,230,863	105,715,214
Fundamental Value, Series NAV (Davis)	4,982,586	74,439,829
International Core, Series NAV (GMO)	9,073,551	91,642,862
International Growth Stock,
Series NAV (Invesco) (I)	1,315,191	18,557,350
International Index, Series NAV
(John Hancock) (2)(A)	8,170,796	146,747,501
International Opportunities,
Series NAV (Marsico)	2,900,974	36,900,394
International Value, Series NAV (Franklin)	4,340,604	54,908,644
Large Cap Value, Series NAV (T. Rowe Price)	527,625	9,275,653
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	2,311,142	44,766,829
Mid Cap Stock, Series NAV (Wellington)	2,133,108	33,575,122
Mid Value, Series NAV (T. Rowe Price)	2,858,185	33,497,923
Small Cap Growth, Series NAV (Wellington) (I)	968,979	11,191,707
Small Cap Index, Series NAV
(John Hancock) (2)(A)	1,973,846	29,844,553
Small Cap Value, Series NAV (Wellington)	749,110	14,922,276
Small Company Growth,
Series NAV (Invesco) (I)	530,815	9,326,423
Small Company Value, Series NAV (T.
Rowe Price)	912,367	16,787,561
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	622,006	11,762,126
U.S. Multi Sector, Series NAV (GMO)	3,016,201	37,189,753
Value & Restructuring, Series NAV (Columbia)	2,741,482	40,820,669
Fixed Income - 59.60%
John Hancock Trust (G) - 59.60%
Bond, Series NAV (John Hancock) (1)(A)	58,467,400	794,571,961
Core Bond, Series NAV (Wells Capital)	19,268,589	264,365,042
Global Bond, Series NAV (PIMCO)	6,949,099	90,755,229
High Income, Series NAV
(John Hancock) (1)(A)	1,395,360	10,018,682
New Income, Series NAV (T. Rowe Price)	32,653,546	438,537,125

264

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	3,388,718	$43,816,124
Total Bond Market A,
Series NAV (Declaration) (A)	9,880,655	136,649,460
Total Return, Series NAV (PIMCO)	28,358,358	412,046,935
Total Investments (Lifestyle Moderate Trust)
(Cost $3,222,158,679) - 100.00%		$3,675,764,676
Other assets and liabilities, net - 0.00%		(121,573)

TOTAL NET ASSETS - 100.00%		$3,675,643,103

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.09%
Consumer Discretionary - 13.68%
Auto Components - 1.08%
BorgWarner, Inc. (I)(L)	118,981	$9,481,595
Gentex Corp.	151,737	4,590,044

		14,071,639
Automobiles - 0.11%
Thor Industries, Inc.	45,166	1,507,189
Distributors - 0.29%
LKQ Corp. (I)	155,271	3,742,031
Diversified Consumer Services - 1.08%
Career Education Corp. (I)	66,724	1,515,969
ITT Educational Services, Inc. (I)(L)	26,234	1,892,783
Matthews International Corp., Class A	31,735	1,223,384
Regis Corp. (L)	61,351	1,088,367
Service Corp. International	255,699	2,828,031
Sotheby’s	71,412	3,756,271
Strayer Education, Inc. (L)	14,130	1,843,824

		14,148,629
Hotels, Restaurants & Leisure - 2.17%
Bally Technologies, Inc. (I)	57,042	2,159,040
Bob Evans Farms, Inc.	32,268	1,051,937
Boyd Gaming Corp. (I)(L)	59,730	559,670
Brinker International, Inc.	95,060	2,405,018
Chipotle Mexican Grill, Inc. (I)(L)	33,050	9,001,829
International Speedway Corp., Class A	31,205	929,909
Life Time Fitness, Inc. (I)(L)	44,673	1,666,750
Panera Bread Company, Class A (I)	33,504	4,255,008
Scientific Games Corp., Class A (I)	68,329	597,195
The Cheesecake Factory, Inc. (I)(L)	64,065	1,927,716
Wendy’s/Arby’s Group, Inc., Class A	343,544	1,728,026
WMS Industries, Inc. (I)	61,344	2,168,510

		28,450,608
Household Durables - 1.47%
American Greetings Corp., Class A (L)	42,745	1,008,782
KB Home (L)	76,883	956,425
MDC Holdings, Inc.	40,183	1,018,639
Mohawk Industries, Inc. (I)	59,937	3,665,148
NVR, Inc. (I)(L)	6,275	4,743,900
Ryland Group, Inc.	47,069	748,397
Toll Brothers, Inc. (I)	154,556	3,055,572
Tupperware Brands Corp. (L)	66,882	3,993,524

		19,190,387

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.31%
Eastman Kodak Company (I)(L)	286,309	$924,778
Polaris Industries, Inc. (L)	36,308	3,159,522

		4,084,300
Media - 0.81%
DreamWorks Animation SKG, Inc. (I)(L)	76,472	2,135,863
Harte-Hanks, Inc.	41,359	492,172
John Wiley & Sons, Inc.	49,795	2,531,578
Lamar Advertising Company, Class A (I)	61,139	2,258,475
Meredith Corp. (L)	38,846	1,317,656
Scholastic Corp. (L)	25,291	683,869
The New York Times Company, Class A (I)(L)	127,770	1,209,982

		10,629,595
Multiline Retail - 0.79%
99 Cents Only Stores (I)	49,993	979,863
Dollar Tree, Inc. (I)	133,337	7,402,870
Saks, Inc. (I)(L)	171,324	1,937,674

		10,320,407
Specialty Retail - 3.80%
Aaron’s, Inc. (L)	76,793	1,947,470
Advance Auto Parts, Inc. (L)	85,249	5,594,039
Aeropostale, Inc. (I)	93,671	2,278,079
American Eagle Outfitters, Inc.	208,371	3,311,015
Ann, Inc. (I)	61,721	1,796,698
Ascena Retail Group, Inc. (I)	73,814	2,392,312
Barnes & Noble, Inc. (L)	42,324	388,958
Chico’s FAS, Inc.	189,114	2,817,799
Collective Brands, Inc. (I)	66,422	1,433,387
Dick’s Sporting Goods, Inc. (I)	94,375	3,773,113
Foot Locker, Inc.	165,085	3,255,476
Guess?, Inc.	67,602	2,660,139
Office Depot, Inc. (I)	295,131	1,366,457
PetSmart, Inc.	125,227	5,128,046
Rent-A-Center, Inc.	67,636	2,361,173
Tractor Supply Company	77,525	4,640,647
Williams-Sonoma, Inc. (L)	111,926	4,533,003

		49,677,811
Textiles, Apparel & Luxury Goods - 1.77%
Deckers Outdoor Corp. (I)	41,082	3,539,214
Fossil, Inc. (I)	57,137	5,350,880
Hanesbrands, Inc. (I)	102,613	2,774,656
Phillips-Van Heusen Corp.	71,380	4,641,841
The Timberland Company, Class A (I)	40,881	1,687,976
The Warnaco Group, Inc. (I)	46,542	2,661,737
Under Armour, Inc., Class A (I)(L)	37,598	2,558,544

		23,214,848

		179,037,444
Consumer Staples - 3.79%
Beverages - 0.34%
Hansen Natural Corp. (I)	73,923	4,452,382
Food & Staples Retailing - 0.35%
BJ’s Wholesale Club, Inc. (I)	58,142	2,838,492
Ruddick Corp.	45,525	1,756,810

		4,595,302
Food Products - 1.88%
Corn Products International, Inc.	81,127	4,204,001
Flowers Foods, Inc. (L)	80,316	2,187,005
Green Mountain Coffee Roasters, Inc. (I)(L)	123,638	7,988,251
Lancaster Colony Corp.	20,277	1,228,786
Ralcorp Holdings, Inc. (I)	58,542	4,006,029
Smithfield Foods, Inc. (I)	176,780	4,253,327

265

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Tootsie Roll Industries, Inc. (L)	26,872	$762,081

		24,629,480
Household Products - 0.87%
Church & Dwight Company, Inc.	75,922	6,023,651
Energizer Holdings, Inc. (I)	75,220	5,352,655

		11,376,306
Personal Products - 0.26%
Alberto-Culver Company	91,391	3,406,143
Tobacco - 0.09%
Universal Corp. (L)	24,977	1,087,499

		49,547,112
Energy - 6.56%
Energy Equipment & Services - 2.80%
Atwood Oceanics, Inc. (I)(L)	59,895	2,780,925
Dril-Quip, Inc. (I)	36,674	2,898,346
Exterran Holdings, Inc. (I)(L)	67,321	1,597,527
Helix Energy Solutions Group, Inc. (I)(L)	112,764	1,939,541
Oceaneering International, Inc. (I)(L)	57,622	5,154,288
Patterson-UTI Energy, Inc.	164,198	4,825,779
Pride International, Inc. (I)	188,510	8,096,505
Superior Energy Services, Inc. (I)	84,006	3,444,246
Tidewater, Inc.	54,775	3,278,284
Unit Corp. (I)	42,404	2,626,928

		36,642,369
Oil, Gas & Consumable Fuels - 3.76%
Apache Corp.	1	131
Arch Coal, Inc.	173,005	6,235,100
Bill Barrett Corp. (I)	50,171	2,002,325
Cimarex Energy Company (L)	91,064	10,494,214
Comstock Resources, Inc. (I)(L)	50,798	1,571,690
Forest Oil Corp. (I)	120,973	4,576,409
Frontier Oil Corp.	112,607	3,301,637
Northern Oil and Gas, Inc. (I)(L)	57,786	1,542,886
Overseas Shipholding Group, Inc. (L)	28,550	917,597
Patriot Coal Corp. (I)	97,227	2,511,373
Plains Exploration & Production Company (I)	149,180	5,404,791
Quicksilver Resources, Inc. (I)	128,961	1,845,432
SM Energy Company	67,546	5,011,238
Southern Union Company	132,736	3,798,904

		49,213,727

		85,856,096
Financials - 19.18%
Capital Markets - 2.24%
Affiliated Managers Group, Inc. (I)	55,273	6,045,208
Apollo Investment Corp.	208,172	2,510,554
Eaton Vance Corp. (L)	126,847	4,089,547
Greenhill & Company, Inc. (L)	27,272	1,794,225
Jefferies Group, Inc. (L)	136,264	3,398,424
Raymond James Financial, Inc.	107,538	4,112,253
SEI Investments Company	154,579	3,691,347
Waddell & Reed Financial, Inc., Class A	91,482	3,715,084

		29,356,642
Commercial Banks - 3.35%
Associated-Banc Corp.	184,400	2,738,340
BancorpSouth, Inc. (L)	78,226	1,208,592
Bank of Hawaii Corp.	51,069	2,442,120
Cathay General Bancorp	83,714	1,427,324
City National Corp.	50,149	2,861,000
Commerce Bancshares, Inc.	82,410	3,332,660

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Cullen/Frost Bankers, Inc. (L)	65,155	$3,845,448
East West Bancorp, Inc.	158,227	3,474,665
FirstMerit Corp.	115,870	1,976,742
Fulton Financial Corp.	212,038	2,355,742
International Bancshares Corp. (L)	56,230	1,031,258
PacWest Bancorp (L)	34,753	755,878
Prosperity Bancshares, Inc. (L)	49,768	2,128,577
SVB Financial Group (I)(L)	45,169	2,571,471
Synovus Financial Corp. (L)	836,166	2,006,798
TCF Financial Corp. (L)	166,175	2,635,536
Trustmark Corp. (L)	60,584	1,418,877
Valley National Bancorp (L)	172,062	2,401,986
Webster Financial Corp.	77,959	1,670,661
Westamerica Bancorp. (L)	30,896	1,587,128

		43,870,803
Diversified Financial Services - 0.36%
MSCI, Inc. (I)	127,458	4,693,004
Insurance - 3.95%
American Financial Group, Inc.	81,606	2,857,842
Arthur J. Gallagher & Company	115,644	3,516,734
Aspen Insurance Holdings, Ltd.	75,163	2,071,492
Brown & Brown, Inc.	124,473	3,211,403
Everest Re Group, Ltd.	57,962	5,111,089
Fidelity National Financial, Inc., Class A	238,226	3,366,133
First American Financial Corp.	111,430	1,838,595
HCC Insurance Holdings, Inc.	122,347	3,830,685
Mercury General Corp.	37,932	1,484,279
Old Republic International Corp.	276,050	3,503,075
Protective Life Corp.	91,220	2,421,891
Reinsurance Group of America, Inc.	83,999	5,273,457
StanCorp Financial Group, Inc.	48,921	2,256,237
The Hanover Insurance Group, Inc.	48,180	2,180,145
Transatlantic Holdings, Inc.	66,373	3,230,374
Unitrin, Inc.	52,670	1,626,450
W.R. Berkley Corp.	123,157	3,966,887

		51,746,768
Real Estate Investment Trusts - 7.70%
Alexandria Real Estate Equities, Inc. (L)	59,007	4,600,776
AMB Property Corp.	180,389	6,488,592
BRE Properties, Inc.	68,941	3,252,636
Camden Property Trust	74,248	4,218,771
Corporate Office Properties Trust	71,277	2,575,951
Cousins Properties, Inc.	110,350	921,423
Duke Realty Corp.	268,887	3,767,107
Equity One, Inc.	51,063	958,453
Essex Property Trust, Inc.	34,253	4,247,372
Federal Realty Investment Trust (L)	65,526	5,344,301
Highwoods Properties, Inc. (L)	76,352	2,673,084
Hospitality Properties Trust (L)	131,446	3,042,975
Liberty Property Trust	121,995	4,013,636
Mack-Cali Realty Corp.	92,457	3,134,292
Nationwide Health Properties, Inc.	134,667	5,727,388
Omega Healthcare Investors, Inc.	106,467	2,378,473
Potlatch Corp. (L)	42,628	1,713,646
Rayonier, Inc.	86,327	5,379,035
Realty Income Corp. (L)	133,848	4,677,988
Regency Centers Corp.	87,195	3,791,239
Senior Housing Properties Trust	151,324	3,486,505
SL Green Realty Corp. (L)	84,047	6,320,334
Taubman Centers, Inc.	59,404	3,182,866
The Macerich Company (L)	138,797	6,874,615
UDR, Inc. (L)	194,324	4,735,676

266

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Weingarten Realty Investors (L)	128,303	$3,215,273

		100,722,407
Real Estate Management & Development - 0.35%
Jones Lang LaSalle, Inc.	45,642	4,552,333
Thrifts & Mortgage Finance - 1.23%
Astoria Financial Corp.	88,047	1,265,235
First Niagara Financial Group, Inc. (L)	222,952	3,027,688
New York Community Bancorp, Inc. (L)	465,343	8,031,820
NewAlliance Bancshares, Inc. (L)	111,886	1,660,388
Washington Federal, Inc.	119,664	2,074,974

		16,060,105

		251,002,062
Health Care - 10.64%
Biotechnology - 1.07%
United Therapeutics Corp. (I)	54,149	3,629,066
Vertex Pharmaceuticals, Inc. (I)(L)	217,661	10,432,491

		14,061,557
Health Care Equipment & Supplies - 3.43%
Beckman Coulter, Inc.	73,736	6,125,250
Gen-Probe, Inc. (I)	51,407	3,410,854
Hill-Rom Holdings, Inc.	67,190	2,551,876
Hologic, Inc. (I)	277,716	6,165,295
IDEXX Laboratories, Inc. (I)(L)	61,051	4,714,358
Immucor, Inc. (I)	74,564	1,474,876
Kinetic Concepts, Inc. (I)	66,839	3,637,378
Masimo Corp. (L)	63,686	2,108,007
ResMed, Inc. (I)(L)	163,455	4,903,650
STERIS Corp.	63,187	2,182,479
Teleflex, Inc. (L)	42,592	2,469,484
The Cooper Companies, Inc.	49,661	3,448,956
Thoratec Corp. (I)	62,457	1,619,510

		44,811,973
Health Care Providers & Services - 3.20%
Community Health Systems, Inc. (I)	98,764	3,949,572
Health Management
Associates, Inc., Class A (I)	268,092	2,922,203
Health Net, Inc. (I)(L)	99,366	3,249,268
Henry Schein, Inc. (I)(L)	97,853	6,866,345
Kindred Healthcare, Inc. (I)(L)	42,055	1,004,273
LifePoint Hospitals, Inc. (I)	54,827	2,202,949
Lincare Holdings, Inc. (L)	102,504	3,040,269
MEDNAX, Inc. (I)	51,094	3,403,371
Omnicare, Inc. (L)	124,458	3,732,495
Owens & Minor, Inc.	67,570	2,194,674
Universal Health Services, Inc., Class B	103,791	5,128,313
VCA Antech, Inc. (I)(L)	91,816	2,311,927
WellCare Health Plans, Inc. (I)	45,265	1,898,867

		41,904,526
Health Care Technology - 0.32%
Allscripts-Misys Healthcare Solutions, Inc. (I)	201,285	4,224,972
Life Sciences Tools & Services - 1.56%
Bio-Rad Laboratories, Inc., Class A (I)	20,781	2,496,629
Charles River
Laboratories International, Inc. (I)	60,138	2,308,096
Covance, Inc. (I)(L)	64,325	3,519,864
Mettler-Toledo International, Inc. (I)	34,416	5,919,552
Pharmaceutical Product Development, Inc. (L)	122,667	3,399,103
Techne Corp.	39,525	2,829,990

		20,473,234

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.06%
Endo Pharmaceuticals Holdings, Inc. (I)(L)	124,963	$4,768,588
Medicis Pharmaceutical Corp., Class A	62,803	2,012,208
Perrigo Company (L)	88,489	7,036,645

		13,817,441

		139,293,703
Industrials - 15.21%
Aerospace & Defense - 0.65%
Alliant Techsystems, Inc.	35,571	2,513,803
BE Aerospace, Inc. (I)	108,888	3,868,791
Huntington Ingalls Industries, Inc. (I)	51,780	2,148,870

		8,531,464
Airlines - 0.37%
AirTran Holdings, Inc. (I)	144,263	1,074,759
Alaska Air Group, Inc. (I)	38,154	2,419,727
JetBlue Airways Corp. (I)(L)	215,497	1,351,166

		4,845,652
Building Products - 0.19%
Lennox International, Inc. (L)	48,050	2,526,469
Commercial Services & Supplies - 1.56%
Clean Harbors, Inc. (I)	24,455	2,412,730
Copart, Inc. (I)	63,619	2,756,611
Corrections Corp. of America (I)	116,245	2,836,378
Deluxe Corp.	54,748	1,453,012
Herman Miller, Inc.	60,840	1,672,492
HNI Corp. (L)	47,748	1,506,927
Mine Safety Appliances Company	33,054	1,212,090
Rollins, Inc.	67,595	1,372,179
The Brinks Company	49,557	1,640,832
Waste Connections, Inc.	121,335	3,493,235

		20,356,486
Construction & Engineering - 1.36%
Aecom Technology Corp. (I)	126,422	3,505,682
Granite Construction, Inc. (L)	36,309	1,020,283
KBR, Inc.	161,062	6,083,312
The Shaw Group, Inc. (I)	90,574	3,207,225
URS Corp. (I)	85,856	3,953,669

		17,770,171
Electrical Equipment - 1.78%
Acuity Brands, Inc. (L)	45,999	2,690,482
AMETEK, Inc.	171,201	7,510,588
Hubbell, Inc., Class B	64,531	4,583,637
Regal-Beloit Corp. (L)	41,132	3,036,776
Thomas & Betts Corp. (I)	55,613	3,307,305
Woodward, Inc.	62,955	2,175,725

		23,304,513
Industrial Conglomerates - 0.22%
Carlisle Companies, Inc.	64,986	2,895,126
Machinery - 5.76%
AGCO Corp. (I)(L)	100,593	5,529,597
Bucyrus International, Inc.	86,729	7,931,367
Crane Company	49,169	2,381,255
Donaldson Company, Inc.	81,897	5,019,467
Gardner Denver, Inc.	55,570	4,336,127
Graco, Inc.	64,001	2,911,405
Harsco Corp. (L)	85,904	3,031,552
IDEX Corp.	87,784	3,831,772
Kennametal, Inc.	87,476	3,411,564
Lincoln Electric Holdings, Inc.	44,851	3,405,088
Nordson Corp.	36,321	4,179,094

267

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Oshkosh Corp. (I)	96,625	$3,418,593
Pentair, Inc.	104,787	3,959,901
SPX Corp.	53,865	4,276,342
Terex Corp. (I)	116,171	4,302,974
Timken Company	86,513	4,524,630
Trinity Industries, Inc.	84,935	3,114,566
Valmont Industries, Inc.	22,702	2,369,408
Wabtec Corp.	51,068	3,463,942

		75,398,644
Marine - 0.40%
Alexander & Baldwin, Inc.	43,977	2,007,550
Kirby Corp. (I)	57,146	3,273,894

		5,281,444
Professional Services - 0.97%
FTI Consulting, Inc. (I)(L)	49,205	1,886,028
Korn/Ferry International (I)	49,410	1,100,361
Manpower, Inc.	87,192	5,482,633
The Corporate Executive Board Company	36,576	1,476,573
Towers Watson & Company, Class A	48,427	2,685,761

		12,631,356
Road & Rail - 1.23%
Con-way, Inc.	58,646	2,304,201
J.B. Hunt Transport Services, Inc.	93,034	4,225,604
Kansas City Southern (I)	109,329	5,952,964
Landstar System, Inc.	50,969	2,328,264
Werner Enterprises, Inc. (L)	47,235	1,250,310

		16,061,343
Trading Companies & Distributors - 0.72%
GATX Corp.	49,407	1,910,075
MSC Industrial Direct Company, Inc., Class A	47,943	3,282,657
United Rentals, Inc. (I)(L)	64,558	2,148,490
Watsco, Inc.	29,832	2,079,589

		9,420,811

		199,023,479
Information Technology - 15.99%
Communications Equipment - 1.40%
ADTRAN, Inc. (L)	68,724	2,918,021
Ciena Corp. (I)(L)	101,162	2,626,166
Plantronics, Inc.	52,037	1,905,595
Polycom, Inc. (I)	93,365	4,840,975
Riverbed Technology, Inc. (I)	160,683	6,049,715

		18,340,472
Computers & Peripherals - 0.59%
Diebold, Inc.	70,062	2,484,399
NCR Corp. (I)	170,477	3,211,787
QLogic Corp. (I)	111,738	2,072,740

		7,768,926
Electronic Equipment, Instruments & Components - 2.45%
Arrow Electronics, Inc. (I)	122,254	5,119,998
Avnet, Inc. (I)	162,575	5,542,182
Ingram Micro, Inc., Class A (I)	169,522	3,565,048
Itron, Inc. (I)	43,134	2,434,483
National Instruments Corp.	95,110	3,116,755
Tech Data Corp. (I)	49,646	2,524,996
Trimble Navigation, Ltd. (I)	130,089	6,574,698
Vishay Intertechnology, Inc. (I)	175,981	3,121,903

		32,000,063
Internet Software & Services - 1.07%
AOL, Inc. (I)	113,818	2,222,866

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Digital River, Inc. (I)(L)	41,554	$1,555,366
Equinix, Inc. (I)	48,975	4,461,623
Rackspace Hosting, Inc. (I)(L)	104,984	4,498,564
ValueClick, Inc. (I)	86,300	1,247,898

		13,986,317
IT Services - 2.54%
Acxiom Corp. (I)	85,554	1,227,700
Alliance Data Systems Corp. (I)(L)	54,444	4,676,195
Broadridge Financial Solutions, Inc.	133,428	3,027,481
Convergys Corp. (I)	130,214	1,869,873
CoreLogic, Inc.	110,888	2,051,428
DST Systems, Inc.	37,944	2,004,202
Gartner, Inc. (I)(L)	90,971	3,790,762
Global Payments, Inc.	84,946	4,155,558
Jack Henry & Associates, Inc.	91,740	3,109,069
Lender Processing Services, Inc.	94,622	3,045,882
ManTech International Corp., Class A (I)	24,090	1,021,416
NeuStar, Inc., Class A (I)	78,573	2,009,897
SRA International, Inc., Class A (I)	45,771	1,298,066

		33,287,529
Office Electronics - 0.18%
Zebra Technologies Corp., Class A (I)	59,373	2,329,797
Semiconductors & Semiconductor Equipment - 3.57%
Atmel Corp. (I)	486,501	6,631,009
Cree, Inc. (I)(L)	116,459	5,375,747
Cypress Semiconductor Corp. (I)	184,903	3,583,420
Fairchild Semiconductor International, Inc. (I)	134,527	2,448,391
Integrated Device Technology, Inc. (I)	160,675	1,184,175
International Rectifier Corp. (I)	74,369	2,458,639
Intersil Corp., Class A	132,863	1,654,144
Lam Research Corp. (I)	131,557	7,454,020
RF Micro Devices, Inc. (I)	294,016	1,884,643
Semtech Corp. (I)	67,416	1,686,748
Silicon Laboratories, Inc. (I)	46,896	2,026,376
Skyworks Solutions, Inc. (I)(L)	197,455	6,401,491
Varian Semiconductor
Equipment Associates, Inc. (I)	79,995	3,893,357

		46,682,160
Software - 4.19%
ACI Worldwide, Inc. (I)	35,548	1,165,974
Advent Software, Inc. (I)(L)	34,542	990,319
ANSYS, Inc. (I)	97,726	5,295,772
Cadence Design Systems, Inc. (I)	285,887	2,787,398
Concur Technologies, Inc. (I)	49,707	2,756,253
FactSet Research Systems, Inc. (L)	49,351	5,168,530
Fair Isaac Corp.	42,655	1,348,325
Informatica Corp. (I)	101,032	5,276,901
Mentor Graphics Corp. (I)	116,780	1,708,491
MICROS Systems, Inc. (I)	86,077	4,254,786
Parametric Technology Corp. (I)	125,775	2,828,680
Quest Software, Inc. (I)	67,449	1,712,530
Rovi Corp. (I)	120,256	6,451,734
Solera Holdings, Inc.	75,017	3,833,369
Synopsys, Inc. (I)	160,610	4,440,867
TIBCO Software, Inc. (I)	176,223	4,802,077

		54,822,006

		209,217,270
Materials - 6.74%
Chemicals - 3.40%
Albemarle Corp.	97,572	5,831,878
Ashland, Inc.	84,163	4,861,255

268

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	69,710	$3,226,876
Cytec Industries, Inc.	52,656	2,862,907
Intrepid Potash, Inc. (I)	47,198	1,643,434
Lubrizol Corp.	68,230	9,140,090
Minerals Technologies, Inc.	19,447	1,332,508
NewMarket Corp.	10,203	1,614,319
Olin Corp. (L)	84,742	1,942,287
RPM International, Inc.	138,459	3,285,632
Sensient Technologies Corp.	53,216	1,907,261
The Scotts Miracle-Gro Company, Class A (L)	48,564	2,809,427
Valspar Corp.	102,149	3,994,026

		44,451,900
Construction Materials - 0.33%
Martin Marietta Materials, Inc. (L)	48,446	4,344,153
Containers & Packaging - 1.56%
AptarGroup, Inc.	71,368	3,577,678
Greif, Inc., Class A	33,190	2,170,958
Packaging Corp. of America	108,989	3,148,692
Rock-Tenn Company, Class A (L)	42,076	2,917,971
Silgan Holdings, Inc.	52,083	1,986,446
Sonoco Products Company	106,784	3,868,784
Temple-Inland, Inc.	115,204	2,695,774

		20,366,303
Metals & Mining - 1.34%
Carpenter Technology Corp.	46,862	2,001,476
Commercial Metals Company	121,893	2,105,092
Compass Minerals International, Inc.	34,968	3,270,557
Reliance Steel & Aluminum Company	79,499	4,593,452
Steel Dynamics, Inc. (L)	232,055	4,355,672
Worthington Industries, Inc.	59,246	1,239,426

		17,565,675
Paper & Forest Products - 0.11%
Louisiana-Pacific Corp. (I)(L)	140,710	1,477,455

		88,205,486
Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.24%
TW Telecom, Inc. (I)	160,310	3,077,952
Wireless Telecommunication Services - 0.25%
Telephone & Data Systems, Inc.	97,401	3,282,414

		6,360,366
Utilities - 5.81%
Electric Utilities - 1.64%
Cleco Corp.	64,900	2,225,421
DPL, Inc. (L)	126,882	3,477,836
Great Plains Energy, Inc.	144,484	2,892,570
Hawaiian Electric Industries, Inc. (L)	101,017	2,505,222
IDACORP, Inc.	52,628	2,005,127
NV Energy, Inc.	250,860	3,735,305
PNM Resources, Inc.	92,290	1,376,967
Westar Energy, Inc. (L)	120,927	3,194,891

		21,413,339
Gas Utilities - 2.08%
AGL Resources, Inc.	83,056	3,308,951
Atmos Energy Corp.	96,524	3,291,468
Energen Corp.	76,729	4,843,134
National Fuel Gas Company	87,683	6,488,542
Questar Corp.	188,797	3,294,508
UGI Corp.	118,313	3,892,498

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc.	54,440	$2,123,160

		27,242,261
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	111,108	632,205
Multi-Utilities - 1.78%
Alliant Energy Corp.	118,067	4,596,348
Black Hills Corp. (L)	41,806	1,397,993
MDU Resources Group, Inc.	200,991	4,616,763
NSTAR	110,301	5,103,627
OGE Energy Corp.	103,964	5,256,420
Vectren Corp.	86,961	2,365,339

		23,336,490
Water Utilities - 0.26%
Aqua America, Inc. (L)	146,909	3,362,747

		75,987,042

TOTAL COMMON STOCKS (Cost $983,472,574)		$1,283,530,060

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 3/2/2012; Strike Price: $12.21) (I)	935	159

TOTAL WARRANTS (Cost $0)		$159

SECURITIES LENDING COLLATERAL - 16.64%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	21,755,372	217,703,834

TOTAL SECURITIES LENDING
COLLATERAL (Cost $217,720,828)		$217,703,834

SHORT-TERM INVESTMENTS - 1.35%

Repurchase Agreement - 0.20%
Repurchase Agreement with State Street Corp.
dated 03/31/11 at 0.010% to be repurchased
at $2,694,000 on 04/01/11, collateralized by
$2,750,000 U.S. Treasury Bills, 4.375% due
11/15/39 (valued at $2,750,446,
including interest).	$2,694,000	$2,694,000

U.S. Government Agency - 1.15%
Federal Home Loan Bank Discount Notes,
0.105%, 06/01/2011	5,000,000	4,999,110
Federal National Mortgage Association,
0.060%, 05/24/2011	10,000,000	9,999,117

		14,998,227

TOTAL SHORT-TERM INVESTMENTS (Cost $17,692,227)		$17,692,227

Total Investments (Mid Cap Index Trust)
(Cost $1,218,885,629) - 116.08%		$1,518,926,280
Other assets and liabilities, net - (16.08%)		(210,460,725)

TOTAL NET ASSETS - 100.00%		$1,308,465,555

269

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.78%
Consumer Discretionary - 26.70%
Auto Components - 0.95%
Gentex Corp.	277,200	$8,385,300
Automobiles - 0.66%
Thor Industries, Inc. (L)	175,358	5,851,696
Distributors - 0.89%
LKQ Corp. (I)(L)	328,500	7,916,850
Diversified Consumer Services - 3.19%
Anhanguera Educacional Participacoes SA	365,800	8,957,636
Estacio Participacoes SA	643,000	10,436,713
Weight Watchers International, Inc.	62,400	4,374,240
Xueda Education Group (I)	465,810	4,453,144

		28,221,733
Hotels, Restaurants & Leisure - 1.87%
Domino’s Pizza UK & IRL PLC	1,298,744	8,922,322
The Cheesecake Factory, Inc. (I)(L)	254,720	7,664,525

		16,586,847
Household Durables - 2.63%
Jarden Corp.	223,744	7,958,574
Tempur-Pedic International, Inc. (I)(L)	302,150	15,306,919

		23,265,493
Internet & Catalog Retail - 2.79%
Netflix, Inc. (I)(L)	37,300	8,852,409
priceline.com, Inc. (I)	23,430	11,865,889
Shutterfly, Inc. (I)	75,500	3,953,180

		24,671,478
Leisure Equipment & Products - 1.42%
Brunswick Corp. (L)	493,600	12,552,248
Multiline Retail - 1.04%
Big Lots, Inc. (I)	211,300	9,176,759
Specialty Retail - 6.51%
Abercrombie & Fitch Company, Class A	152,000	8,922,400
Advance Auto Parts, Inc. (L)	135,580	8,896,760
Dick’s Sporting Goods, Inc. (I)	213,200	8,523,736
Ross Stores, Inc. (L)	121,200	8,619,744
SA SA International Holdings, Ltd.	8,130,000	4,144,235
Ulta Salon, Cosmetics & Fragrance, Inc. (I)(L)	181,365	8,729,097
Williams-Sonoma, Inc.	242,800	9,833,400

		57,669,372
Textiles, Apparel & Luxury Goods - 4.75%
Coach, Inc.	154,700	8,050,588
Columbia Sportswear Company (L)	133,100	7,908,802
Hanesbrands, Inc. (I)(L)	383,500	10,369,840
Pandora A/S (I)(L)	131,459	6,687,395
Under Armour, Inc., Class A (I)(L)	133,500	9,084,675

		42,101,300

		236,399,076
Consumer Staples - 4.69%
Food & Staples Retailing - 1.56%
Fresh Market, Inc. (I)(L)	127,100	4,796,754
Whole Foods Market, Inc. (L)	137,700	9,074,430

		13,871,184
Food Products - 3.13%
Green Mountain Coffee Roasters, Inc. (I)(L)	428,530	27,687,323

		41,558,507

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 4.67%
Energy Equipment & Services - 0.95%
Ensco International PLC, ADR	145,500	$8,415,720
Oil, Gas & Consumable Fuels - 3.72%
Cabot Oil & Gas Corp. (L)	176,700	9,359,799
Cobalt International Energy, Inc. (I)(L)	153,300	2,576,973
CONSOL Energy, Inc.	179,100	9,605,133
Karoon Gas Australia, Ltd. (I)	291,065	2,153,634
Southwestern Energy Company (I)	214,000	9,195,580

		32,891,119

		41,306,839
Financials - 2.39%
Capital Markets - 1.65%
Invesco, Ltd.	267,010	6,824,776
SEI Investments Company	324,800	7,756,224

		14,581,000
Diversified Financial Services - 0.74%
Great American Group, Inc. (I)	939,600	281,880
Justice Holdings, Ltd. (I)	396,800	6,285,894

		6,567,774

		21,148,774
Health Care - 13.26%
Biotechnology - 0.55%
Amylin Pharmaceuticals, Inc. (I)(L)	136,433	1,551,243
Regeneron Pharmaceuticals, Inc. (I)(L)	73,200	3,289,608

		4,840,851
Health Care Equipment & Supplies - 5.92%
Edwards Lifesciences Corp. (I)	177,900	15,477,300
Gen-Probe, Inc. (I)(L)	183,200	12,155,320
HeartWare International, Inc. (I)(L)	83,000	7,098,990
Hologic, Inc. (I)	604,800	13,426,560
Zoll Medical Corp. (I)(L)	95,500	4,279,355

		52,437,525
Health Care Providers & Services - 0.95%
Cardinal Health, Inc.	204,900	8,427,537
Health Care Technology - 2.43%
Allscripts-Misys Healthcare Solutions, Inc. (I)	508,400	10,671,316
SXC Health Solutions Corp. (I)	196,900	10,790,120

		21,461,436
Life Sciences Tools & Services - 2.34%
Pharmaceutical Product Development, Inc.	415,100	11,502,421
Waters Corp. (I)(L)	106,400	9,246,160

		20,748,581
Pharmaceuticals - 1.07%
Auxilium Pharmaceuticals, Inc. (I)(L)	218,100	4,682,607
Salix Pharmaceuticals, Ltd. (I)	136,200	4,771,086

		9,453,693

		117,369,623
Industrials - 15.25%
Aerospace & Defense - 0.70%
DigitalGlobe, Inc. (I)	221,324	6,203,712
Air Freight & Logistics - 0.71%
Expeditors International of Washington, Inc.	125,200	6,277,528
Commercial Services & Supplies - 1.82%
Corrections Corp. of America (I)	303,970	7,416,868
Higher One Holdings, Inc. (I)(L)	86,688	1,252,642

270

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
The Geo Group, Inc. (I)(L)	289,600	$7,425,344

		16,094,854
Construction & Engineering - 4.38%
Aecom Technology Corp. (I)(L)	450,400	12,489,592
FLS Industries A/S	122,945	10,465,760
Fluor Corp.	91,600	6,747,256
Foster Wheeler AG (I)	241,100	9,070,182

		38,772,790
Machinery - 2.04%
Ingersoll-Rand PLC (L)	142,600	6,889,006
Navistar International Corp. (I)	161,100	11,169,063

		18,058,069
Professional Services - 0.87%
Manpower, Inc.	123,200	7,746,816
Road & Rail - 3.71%
Con-way, Inc. (L)	199,300	7,830,497
J.B. Hunt Transport Services, Inc.	187,200	8,502,624
Localiza Rent A Car SA	595,900	9,562,723
Swift Transporation Company (I)	472,900	6,951,630

		32,847,474
Trading Companies & Distributors - 1.02%
United Rentals, Inc. (I)(L)	270,730	9,009,894

		135,011,137
Information Technology - 31.28%
Communications Equipment - 7.15%
AAC Acoustic Technologies Holdings, Inc.	1,752,000	4,740,819
Acme Packet, Inc. (I)(L)	156,500	11,105,240
ADTRAN, Inc. (L)	292,500	12,419,550
Aruba Networks, Inc. (I)(L)	322,270	10,905,617
Finisar Corp. (I)	250,000	6,150,000
Polycom, Inc. (I)(L)	346,200	17,950,470

		63,271,696
Electronic Equipment, Instruments & Components - 1.27%
Jabil Circuit, Inc.	551,800	11,273,274
Internet Software & Services - 1.94%
Akamai Technologies, Inc. (I)	289,100	10,985,800
Demand Media, Inc. (I)(L)	263,100	6,196,005

		17,181,805
IT Services - 4.56%
Cognizant Technology
Solutions Corp., Class A (I)	99,830	8,126,162
Gartner, Inc. (I)	167,609	6,984,267
Genpact, Ltd. (I)	421,600	6,104,768
Teradata Corp. (I)	174,300	8,837,010
The Western Union Company	496,000	10,301,920

		40,354,127
Semiconductors & Semiconductor Equipment - 8.32%
Broadcom Corp., Class A (I)	237,400	9,348,812
Cavium Networks, Inc. (I)(L)	229,600	10,315,928
Cree, Inc. (I)	61,200	2,824,992
Cymer, Inc. (I)	163,200	9,233,856
Cypress Semiconductor Corp. (I)	418,800	8,116,344
NVIDIA Corp. (I)	472,400	8,720,504
NXP Semiconductor NV (I)	275,431	8,262,930
Skyworks Solutions, Inc. (I)(L)	520,100	16,861,642

		73,685,008
Software - 8.04%
BroadSoft, Inc. (I)	142,435	6,792,725

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (I)(L)	1,056,100	$10,296,975
Citrix Systems, Inc. (I)	122,100	8,969,466
Concur Technologies, Inc. (I)(L)	173,300	9,609,485
Fortinet, Inc. (I)	115,200	5,068,800
RealD, Inc. (I)(L)	320,400	8,766,144
SuccessFactors, Inc. (I)(L)	234,900	9,182,241
TIBCO Software, Inc. (I)(L)	456,500	12,439,625

		71,125,461

		276,891,371
Materials - 2.54%
Chemicals - 1.99%
CF Industries Holdings, Inc.	62,700	8,576,733
Methanex Corp.	289,900	9,053,577

		17,630,310
Metals & Mining - 0.55%
Vallar PLC (I)	240,075	4,830,337

		22,460,647

TOTAL COMMON STOCKS (Cost $703,653,791)		$892,145,974

SECURITIES LENDING COLLATERAL - 28.55%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	25,253,933	252,713,586

TOTAL SECURITIES LENDING
COLLATERAL (Cost $252,721,360)		$252,713,586

SHORT-TERM INVESTMENTS - 1.03%
Repurchase Agreement - 1.03%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150% to
be repurchased at $9,100,038 on
04/01/2011, collateralized by $9,255,113
Federal Home Loan Mortgage Corp.,
3.500% due 01/01/2026 (valued at
$9,282,001, including interest)	$9,100,000	$9,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,100,000)		$9,100,000

Total Investments (Mid Cap Stock Trust)
(Cost $965,475,151) - 130.36%		$1,153,959,560
Other assets and liabilities, net - (30.36%)		(268,723,485)

TOTAL NET ASSETS - 100.00%		$885,236,075

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.23%
Consumer Discretionary - 12.77%
Auto Components - 0.91%
TRW Automotive Holdings Corp. (I)	11,263	$620,366
Visteon Corp. (I)	11,445	715,198

		1,335,564
Automobiles - 0.62%
Ford Motor Company (I)	61,357	914,833
Diversified Consumer Services - 1.28%
Apollo Group, Inc., Class A (I)	7,504	312,992
Capella Education Company (I)(L)	6,201	308,748
Career Education Corp. (I)	19,829	450,515

271

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Corinthian Colleges, Inc. (I)(L)	37,547	$165,958
DeVry, Inc.	6,643	365,830
ITT Educational Services, Inc. (I)(L)	3,859	278,427

		1,882,470
Hotels, Restaurants & Leisure - 1.58%
Penn National Gaming, Inc. (I)(L)	39,075	1,448,120
Royal Caribbean Cruises, Ltd. (I)(L)	21,314	879,415

		2,327,535
Household Durables - 0.89%
D.R. Horton, Inc. (L)	25,256	294,232
KB Home (L)	11,981	149,044
Lennar Corp., Class A	14,821	268,557
Mohawk Industries, Inc. (I)	9,691	592,605

		1,304,438
Leisure Equipment & Products - 1.63%
Hasbro, Inc. (L)	51,219	2,399,098
Media - 2.90%
DISH Network Corp. (I)	40,107	977,007
Liberty Media Corp. - Starz, Series A (I)	10,654	826,750
National CineMedia, Inc. (L)	68,738	1,283,338
Regal Entertainment Group (L)	87,382	1,179,657

		4,266,752
Multiline Retail - 2.16%
Macy’s, Inc.	67,547	1,638,690
Nordstrom, Inc.	34,351	1,541,673

		3,180,363
Specialty Retail - 0.80%
Abercrombie & Fitch Company, Class A	20,130	1,181,631

		18,792,684
Consumer Staples - 3.84%
Tobacco - 3.84%
Lorillard, Inc.	59,430	5,646,444
Energy - 11.73%
Energy Equipment & Services - 3.82%
Cameron International Corp. (I)	19,216	1,097,234
McDermott International, Inc. (I)	72,258	1,834,631
Nabors Industries, Ltd. (I)(L)	63,867	1,940,278
Noble Corp. (L)	16,325	744,746

		5,616,889
Oil, Gas & Consumable Fuels - 7.91%
Alpha Natural Resources, Inc. (I)(L)	15,490	919,641
El Paso Corp.	83,879	1,509,822
Enbridge, Inc.	38,084	2,340,262
EQT Corp.	6,980	348,302
Newfield Exploration Company (I)(L)	43,561	3,311,072
QEP Resources, Inc.	12,749	516,844
Whiting Petroleum Corp. (I)	36,699	2,695,542

		11,641,485

		17,258,374
Financials - 16.95%
Capital Markets - 1.36%
Artio Global Investors, Inc. (L)	17,784	287,389
Invesco, Ltd.	67,100	1,715,075

		2,002,464
Commercial Banks - 6.93%
CIT Group, Inc. (I)	77,936	3,316,177
Comerica, Inc. (L)	32,326	1,187,011

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Cullen/Frost Bankers, Inc. (L)	10,713	$632,281
Fifth Third Bancorp	106,501	1,478,234
Huntington Bancshares, Inc.	130,148	864,183
KeyCorp	115,848	1,028,730
SunTrust Banks, Inc.	36,626	1,056,294
TCF Financial Corp.	40,056	635,288

		10,198,198
Diversified Financial Services - 0.30%
PICO Holdings, Inc. (I)	14,653	440,469
Insurance - 5.87%
Assurant, Inc.	22,721	874,986
Axis Capital Holdings, Ltd.	19,922	695,676
Everest Re Group, Ltd.	11,098	978,621
Lincoln National Corp.	59,773	1,795,581
PartnerRe, Ltd.	10,741	851,116
Transatlantic Holdings, Inc.	8,094	393,935
XL Group PLC	123,690	3,042,773

		8,632,688
Real Estate Investment Trusts - 2.49%
AvalonBay Communities, Inc. (L)	2,682	322,055
Boston Properties, Inc. (L)	3,606	342,029
Equity Residential (L)	8,387	473,111
Pebblebrook Hotel Trust	11,811	261,614
ProLogis	64,929	1,037,565
Rayonier, Inc.	11,405	710,646
Ventas, Inc. (L)	9,625	522,638

		3,669,658

		24,943,477
Health Care - 10.62%
Health Care Providers & Services - 2.63%
CIGNA Corp.	60,516	2,679,648
Universal Health Services, Inc., Class B	24,163	1,193,894

		3,873,542
Life Sciences Tools & Services - 4.32%
Agilent Technologies, Inc. (I)(L)	83,023	3,717,770
Life Technologies Corp. (I)	50,373	2,640,553

		6,358,323
Pharmaceuticals - 3.67%
Hospira, Inc. (I)	7,429	410,081
Mylan, Inc. (I)	141,931	3,217,576
Watson Pharmaceuticals, Inc. (I)	31,567	1,768,068

		5,395,725

		15,627,590
Industrials - 17.78%
Aerospace & Defense - 0.97%
Goodrich Corp.	16,711	1,429,292
Airlines - 0.84%
Delta Air Lines, Inc. (I)	48,730	477,554
United Continental Holdings, Inc. (I)(L)	24,519	563,692
US Airways Group, Inc. (I)(L)	22,487	195,862

		1,237,108
Building Products - 0.80%
A.O. Smith Corp. (L)	26,438	1,172,261
Commercial Services & Supplies - 0.33%
Ritchie Brothers Auctioneers, Inc. (L)	17,398	489,754
Construction & Engineering - 2.74%
Chicago Bridge & Iron Company NV (L)	29,279	1,190,484

272

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Fluor Corp.	8,913	$656,532
Foster Wheeler AG (I)	19,833	746,116
Jacobs Engineering Group, Inc. (I)	14,389	740,026
KBR, Inc.	18,569	701,351

		4,034,509
Electrical Equipment - 3.95%
Cooper Industries PLC	56,119	3,642,122
Rockwell Automation, Inc. (L)	13,428	1,270,960
The Babcock & Wilcox Company (I)	27,003	901,360

		5,814,442
Machinery - 5.60%
AGCO Corp. (I)(L)	18,754	1,030,907
Eaton Corp.	43,932	2,435,590
Navistar International Corp. (I)	21,863	1,515,762
Oshkosh Corp. (I)	10,782	381,467
Parker Hannifin Corp.	11,042	1,045,457
Terex Corp. (I)	27,563	1,020,934
The Manitowoc Company, Inc. (L)	36,670	802,340

		8,232,457
Road & Rail - 2.55%
Con-way, Inc. (L)	16,765	658,697
J.B. Hunt Transport Services, Inc. (L)	19,928	905,130
Kansas City Southern (I)	28,778	1,566,962
Werner Enterprises, Inc. (L)	23,342	617,863

		3,748,652

		26,158,475
Information Technology - 7.74%
Computers & Peripherals - 0.78%
Western Digital Corp. (I)	30,818	1,149,203
Electronic Equipment, Instruments & Components - 1.09%
Avnet, Inc. (I)	47,248	1,610,684
IT Services - 0.72%
Computer Sciences Corp. (L)	21,877	1,066,066
Semiconductors & Semiconductor Equipment - 2.62%
LSI Corp. (I)	442,170	3,006,756
Microchip Technology, Inc. (L)	22,137	841,427

		3,848,183
Software - 2.53%
BMC Software, Inc. (I)	30,035	1,493,941
Check Point Software Technologies, Ltd. (I)(L)	43,567	2,224,094

		3,718,035

		11,392,171
Materials - 9.21%
Chemicals - 5.50%
Agrium, Inc.	6,591	608,086
Eastman Chemical Company	29,665	2,946,328
Huntsman Corp.	63,670	1,106,585
Lubrizol Corp.	9,483	1,270,343
PPG Industries, Inc.	22,658	2,157,268

		8,088,610
Construction Materials - 0.29%
Cemex SAB de CV, SADR (I)	47,189	421,402
Containers & Packaging - 0.35%
Smurfit-Stone Container Corp. (I)	13,337	515,475
Metals & Mining - 1.91%
Cliffs Natural Resources, Inc.	6,541	642,849
Freeport-McMoRan Copper & Gold, Inc.	23,095	1,282,927

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kobe Steel Ltd. SADR	32,929	$426,431
Steel Dynamics, Inc.	24,699	463,600

		2,815,807
Paper & Forest Products - 1.16%
Domtar Corp.	9,733	893,295
Louisiana-Pacific Corp. (I)(L)	77,573	814,517

		1,707,812

		13,549,106
Telecommunication Services - 1.79%
Diversified Telecommunication Services - 1.57%
CenturyLink, Inc.	15,387	639,330
Qwest Communications International, Inc.	107,813	736,363
Windstream Corp. (L)	73,087	940,630

		2,316,323
Wireless Telecommunication Services - 0.22%
Sprint Nextel Corp. (I)(L)	69,649	323,171

		2,639,494
Utilities - 5.80%
Electric Utilities - 2.03%
Entergy Corp.	11,832	795,229
FirstEnergy Corp.	13,851	513,734
Pepco Holdings, Inc.	53,406	996,022
Pinnacle West Capital Corp.	15,921	681,260

		2,986,245
Gas Utilities - 0.19%
Questar Corp.	15,717	274,262
Multi-Utilities - 3.58%
CenterPoint Energy, Inc.	78,073	1,370,962
DTE Energy Company (L)	37,456	1,833,846
Sempra Energy	16,273	870,606
Wisconsin Energy Corp.	38,990	1,189,195

		5,264,609

		8,525,116

TOTAL COMMON STOCKS (Cost $103,464,620)		$144,532,931

CONVERTIBLE BONDS - 0.16%
Materials - 0.16%
Construction Materials - 0.16%
Cemex SAB de CV
3.750%, 03/15/2018 (S)	$233,000	$242,029

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$242,029

SECURITIES LENDING COLLATERAL - 23.25%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	3,418,338	34,206,964

TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,207,599)		$34,206,964

273

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.16%
Repurchase Agreement - 0.16%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $230,000 on 04/01/2011,
collateralized by $235,000 Federal National
Mortgage Association, 2.000% due
07/14/2014 (valued at $236,469,
including interest).	$230,000	$230,000

TOTAL SHORT-TERM INVESTMENTS (Cost $230,000)		$230,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $138,135,219) - 121.80%		$179,211,924
Other assets and liabilities, net - (21.80%)		(32,075,253)

TOTAL NET ASSETS - 100.00%		$147,136,671

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.07%
Consumer Discretionary - 14.93%
Auto Components - 1.41%
BorgWarner, Inc. (I)(L)	93,000	$7,411,170
Visteon Corp. (I)	43,700	2,730,813
Visteon Corp. (I)(S)	26,500	1,655,985

		11,797,968
Diversified Consumer Services - 3.51%
Career Education Corp. (I)(L)	363,100	8,249,632
H&R Block, Inc. (L)	349,200	5,845,608
Strayer Education, Inc. (L)	21,600	2,818,584
Weight Watchers International, Inc.	178,250	12,495,325

		29,409,149
Hotels, Restaurants & Leisure - 0.82%
International Game Technology (L)	422,200	6,852,306
Household Durables - 1.42%
Fortune Brands, Inc.	173,900	10,762,671
Pulte Group, Inc. (I)(L)	158,300	1,171,420

		11,934,091
Internet & Catalog Retail - 0.70%
Liberty Media Corp. - Interactive, Series A (I)	366,100	5,872,244
Leisure Equipment & Products - 1.43%
Mattel, Inc.	366,400	9,134,352
Sankyo Company, Ltd.	55,200	2,830,344

		11,964,696
Media - 3.67%
DISH Network Corp. (I)	309,800	7,546,728
Liberty Media Corp. - Starz, Series A (I)	74,404	5,773,750
Meredith Corp. (L)	243,781	8,269,052
Scholastic Corp. (L)	208,424	5,635,785
Scripps Networks Interactive, Inc., Class A (L)	22,300	1,117,007
The Washington Post Company, Class B (L)	5,600	2,450,336

		30,792,658
Multiline Retail - 0.18%
Dollar General Corp. (I)	47,600	1,492,260
Specialty Retail - 1.79%
CarMax, Inc. (I)(L)	107,000	3,434,700
The Gap, Inc. (L)	412,600	9,349,516

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	35,400	$2,174,976

		14,959,192

		125,074,564
Consumer Staples - 9.25%
Beverages - 0.40%
Brown Forman Corp., Class B (L)	49,000	3,346,700
Food & Staples Retailing - 2.08%
Sysco Corp.	175,100	4,850,270
The Kroger Company	525,900	12,605,823

		17,456,093
Food Products - 3.53%
Campbell Soup Company (L)	154,800	5,125,428
Flowers Foods, Inc. (L)	104,600	2,848,258
McCormick & Company, Inc., Class B	125,600	6,007,448
Sara Lee Corp.	255,300	4,511,151
The Hershey Company (L)	140,000	7,609,000
Tootsie Roll Industries, Inc. (L)	121,128	3,435,190

		29,536,475
Household Products - 0.75%
Clorox Company (L)	90,200	6,320,314
Personal Products - 2.49%
Alberto-Culver Company	288,800	10,763,576
Avon Products, Inc.	231,200	6,251,648
The Estee Lauder
Companies, Inc., Class A (L)	39,700	3,825,492

		20,840,716

		77,500,298
Energy - 9.79%
Energy Equipment & Services - 1.40%
Exterran Holdings, Inc. (I)(L)	243,622	5,781,150
Weatherford International, Ltd. (I)	264,200	5,970,920

		11,752,070
Oil, Gas & Consumable Fuels - 8.39%
Arch Coal, Inc.	164,133	5,915,353
El Paso Corp.	578,600	10,414,800
EQT Corp.	221,900	11,072,810
Hess Corp.	84,400	7,191,724
Marathon Oil Corp.	292,200	15,577,179
Murphy Oil Corp.	66,400	4,875,088
Nexen, Inc.	612,300	15,258,516

		70,305,470

		82,057,540
Financials - 21.99%
Capital Markets - 5.18%
Apollo Global Management LLC (I)	6,000	108,000
E*TRADE Financial Corp. (I)	601,070	9,394,724
Federated Investors, Inc., Class B (L)	193,800	5,184,150
Greenhill & Company, Inc. (L)	119,809	7,882,234
Janus Capital Group, Inc. (L)	575,200	7,172,744
Northern Trust Corp.	269,600	13,682,200

		43,424,052
Commercial Banks - 3.01%
CIT Group, Inc. (I)	230,300	9,799,265
Commerce Bancshares, Inc.	63,459	2,566,282
First Horizon National Corp. (L)	493,149	5,528,200
First Republic Bank/San Francisco CA (I)	10,300	318,373
Marshall & Ilsley Corp.	126,600	1,011,534

274

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Westamerica Bancorp. (L)	117,000	$6,010,290

		25,233,944
Consumer Finance - 1.10%
Discover Financial Services	381,300	9,196,956
Insurance - 6.15%
Arthur J. Gallagher & Company (L)	72,600	2,207,766
Assured Guaranty, Ltd.	121,500	1,810,350
Axis Capital Holdings, Ltd.	88,700	3,097,404
Fidelity National Financial, Inc., Class A	530,600	7,497,378
First American Financial Corp.	545,700	9,004,050
Marsh & McLennan Companies, Inc.	404,600	12,061,126
OneBeacon Insurance Group, Ltd.	120,600	1,631,718
The Allstate Corp.	124,300	3,950,254
The Progressive Corp.	300,400	6,347,452
Unitrin, Inc.	47,002	1,451,422
White Mountains Insurance Group, Ltd.	6,718	2,446,696

		51,505,616
Real Estate Investment Trusts - 4.66%
Cousins Properties, Inc. (L)	322,887	2,696,106
Federal Realty Investment Trust	7,800	636,168
General Growth Properties, Inc.	261,329	4,045,373
Kimco Realty Corp. (L)	365,700	6,706,938
ProLogis	282,100	4,507,958
SL Green Realty Corp. (L)	54,600	4,105,920
Weingarten Realty Investors (L)	136,100	3,410,666
Weyerhaeuser Company (L)	525,636	12,930,646

		39,039,775
Real Estate Management & Development - 0.97%
Forest City Enterprises, Inc., Class A (I)(L)	165,800	3,122,014
The St. Joe Company (I)(L)	197,800	4,958,846

		8,080,860
Thrifts & Mortgage Finance - 0.92%
BankUnited, Inc.	41,200	1,182,852
Capitol Federal Financial, Inc.	357,798	4,032,383
MGIC Investment Corp. (I)(L)	283,800	2,522,982

		7,738,217

		184,219,420
Health Care - 6.78%
Biotechnology - 1.42%
Cephalon, Inc. (I)(L)	157,100	11,905,038
Health Care Equipment & Supplies - 1.43%
Beckman Coulter, Inc.	70,400	5,848,128
Zimmer Holdings, Inc. (I)	101,200	6,125,636

		11,973,764
Health Care Providers & Services - 3.40%
Cardinal Health, Inc.	90,900	3,738,717
Healthsouth Corp. (I)(L)	598,570	14,952,279
Quest Diagnostics, Inc.	47,500	2,741,700
Select Medical Holdings Corp. (I)	341,700	2,754,102
Tenet Healthcare Corp. (I)	580,700	4,326,215

		28,513,013
Life Sciences Tools & Services - 0.30%
Charles River
Laboratories International, Inc. (I)	65,800	2,525,404
Pharmaceuticals - 0.23%
Forest Laboratories, Inc. (I)	58,500	1,889,550

		56,806,769

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 8.01%
Aerospace & Defense - 1.65%
Raytheon Company	109,300	$5,560,091
Textron, Inc. (L)	302,300	8,279,997

		13,840,088
Airlines - 2.01%
Delta Air Lines, Inc. (I)	294,600	2,887,080
Southwest Airlines Company	1,102,100	13,919,523

		16,806,603
Commercial Services & Supplies - 0.71%
Cintas Corp. (L)	196,600	5,951,082
Electrical Equipment - 0.20%
The Babcock & Wilcox Company (I)	49,404	1,649,106
Machinery - 0.89%
WABCO Holdings, Inc. (I)	121,600	7,495,424
Professional Services - 1.85%
Equifax, Inc.	34,300	1,332,555
Manpower, Inc.	144,700	9,098,736
Verisk Analytics, Inc., Class A (I)	156,000	5,110,560

		15,541,851
Road & Rail - 0.70%
Hertz Global Holdings, Inc. (I)(L)	375,300	5,865,939

		67,150,093
Information Technology - 6.74%
Communications Equipment - 0.62%
Harris Corp. (L)	45,300	2,246,880
Motorola Mobility Holdings, Inc. (I)(L)	122,275	2,983,510

		5,230,390
Electronic Equipment, Instruments & Components - 2.46%
AVX Corp.	224,200	3,342,822
Molex, Inc., Class A	337,100	6,974,599
TE Connectivity, Ltd.	295,100	10,275,382

		20,592,803
IT Services - 1.87%
Automatic Data Processing, Inc.	10,800	554,148
Computer Sciences Corp. (L)	118,100	5,755,013
CoreLogic, Inc.	123,100	2,277,350
Paychex, Inc. (L)	153,600	4,816,896
SAIC, Inc. (I)(L)	133,600	2,260,512

		15,663,919
Semiconductors & Semiconductor Equipment - 1.46%
ASML Holding NV -New York
Registered Shares (I)(L)	72,283	3,216,594
National Semiconductor Corp.	65,800	943,572
Novellus Systems, Inc. (I)	216,400	8,034,932

		12,195,098
Software - 0.33%
Electronic Arts, Inc. (I)(L)	141,700	2,767,401

		56,449,611
Materials - 5.95%
Chemicals - 2.04%
International Flavors & Fragrances, Inc. (L)	114,200	7,114,660
Nalco Holding Company	366,800	10,017,308

		17,131,968
Construction Materials - 0.50%
Vulcan Materials Company (L)	91,007	4,149,919

275

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 1.06%
Temple-Inland, Inc.	381,000	$8,915,400
Metals & Mining - 2.14%
Agnico Eagle Mines, Ltd.	69,300	4,598,055
Franco-Nevada Corp.	180,900	6,640,775
United States Steel Corp. (L)	123,700	6,672,378

		17,911,208
Paper & Forest Products - 0.21%
Domtar Corp.	18,883	1,733,082

		49,841,577
Telecommunication Services - 1.38%
Diversified Telecommunication Services - 0.30%
Hellenic Telecommunications
Organization SA, SADR (L)	466,600	2,552,302
Wireless Telecommunication Services - 1.08%
Telephone & Data Systems, Inc. (L)	79,500	2,679,150
Telephone & Data Systems, Inc. -
Special Shares	215,300	6,355,656

		9,034,806

		11,587,108
Utilities - 8.25%
Electric Utilities - 3.62%
American Electric Power Company, Inc.	83,600	2,937,704
Duke Energy Corp. (L)	184,000	3,339,600
FirstEnergy Corp.	315,511	11,702,303
Pepco Holdings, Inc.	141,200	2,633,380
Pinnacle West Capital Corp.	20,700	885,753
PPL Corp.	349,300	8,837,290

		30,336,030
Independent Power Producers & Energy Traders - 3.48%
Calpine Corp. (I)(L)	479,000	7,601,730
Constellation Energy Group, Inc.	203,700	6,341,181
GenOn Energy, Inc. (I)	2,672,286	10,181,410
NRG Energy, Inc. (I)	232,300	5,003,742

		29,128,063
Multi-Utilities - 1.15%
NiSource, Inc. (L)	460,600	8,834,308
TECO Energy, Inc.	43,000	806,680

		9,640,988

		69,105,081

TOTAL COMMON STOCKS (Cost $581,008,286)		$779,792,061

PREFERRED SECURITIES - 0.23%
Financials - 0.14%
Insurance - 0.14%
Assured Guaranty, Ltd., 8.500%	18,650	1,165,905
Utilities - 0.09%
Electric Utilities - 0.09%
PPL Corp., 9.500%	15,000	798,600

TOTAL PREFERRED SECURITIES (Cost $1,687,510)		$1,964,505

CONVERTIBLE BONDS - 1.62%
Financials - 0.19%
Capital Markets - 0.13%
Janus Capital Group, Inc.
3.250%, 07/15/2014	$884,000	$1,060,800

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Thrifts & Mortgage Finance - 0.06%
MGIC Investment Corp.
5.000%, 05/01/2017	$497,000	$542,973

		1,603,773
Industrials - 0.47%
Industrial Conglomerates - 0.39%
Textron, Inc., Series TXT
4.500%, 05/01/2013	1,517,000	3,246,380
Road & Rail - 0.08%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	319,000	642,785

		3,889,165
Materials - 0.35%
Metals & Mining - 0.35%
Alcoa, Inc.
5.250%, 03/15/2014	1,047,000	2,944,688
Telecommunication Services - 0.61%
Communications Equipment - 0.61%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	5,304,000	5,131,620

TOTAL CONVERTIBLE BONDS (Cost $10,084,549)		$13,569,246

SECURITIES LENDING COLLATERAL - 23.13%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	19,361,811	193,751,709

TOTAL SECURITIES LENDING
COLLATERAL (Cost $193,758,466)		$193,751,709

SHORT-TERM INVESTMENTS - 5.38%
Money Market Funds* - 5.38%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$1,884,719	$1,884,719
T. Rowe Price Prime Reserve Fund, 0.1942%	43,158,706	43,158,706

		45,043,425

TOTAL SHORT-TERM INVESTMENTS (Cost $45,043,425)		$45,043,425

Total Investments (Mid Value Trust)
(Cost $831,582,236) - 123.43%		$1,034,120,946
Other assets and liabilities, net - (23.43%)		(196,276,619)

TOTAL NET ASSETS - 100.00%		$837,844,327

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 44.60%
Bank of America Corp.
0.180%, 04/04/2011	$38,425,000	$38,424,424
Bank of America Corp.
0.140%, 04/11/2011	70,000,000	69,997,278
Bank of Nova Scotia
0.160%, 04/06/2011	120,000,000	119,997,528
Bank of Nova Scotia
0.160%, 04/07/2011	60,000,000	59,998,400
Barclays U.S. Funding LLC
0.150%, 04/07/2011	40,000,000	39,999,000
Barclays U.S. Funding LLC
0.100%, 04/04/2011	125,000,000	124,998,958

276

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
BNP Paribas Finance, Inc.
0.200%, 04/07/2011	$40,000,000	$39,998,667
BNP Paribas Finance, Inc.
0.190%, 04/06/2011	125,000,000	124,996,701
BTM Capital Corp.
0.350%, 04/12/2011	46,000,000	45,995,081
Cargill Global Funding LLC
0.180%, 04/05/2011	21,933,000	21,932,561
Deutsche Bank Financial LLC
0.110%, 04/04/2011	125,000,000	124,998,854
General Electric Capital Corp.
0.050%, 04/01/2011	100,000,000	100,000,000
General Electric Capital Corp.
0.130%, 04/11/2011	60,000,000	59,997,833
International Business Machines Corp.
0.130%, 04/05/2011	32,999,000	32,998,523
JPMorgan Chase & Company
0.100%, 04/07/2011	100,000,000	99,998,333
Nestle Finance International, Ltd.
0.160%, 04/14/2011	52,988,000	52,984,938
Nestle Finance International, Ltd.
0.150%, 04/05/2011	84,372,000	84,370,594
Royal Bank of Canada
0.170%, 04/14/2011	83,745,000	83,739,859
Societe Generale North America, Inc.
0.160%, 04/01/2011	45,465,000	45,465,000
Societe Generale North America, Inc.
0.140%, 04/06/2011	125,000,000	124,997,569
Wal-Mart Stores, Inc.
0.150%, 04/11/2011	125,000,000	124,994,792

TOTAL COMMERCIAL PAPER (Cost $1,620,884,893)		$1,620,884,893

CORPORATE INTEREST-BEARING
OBLIGATIONS - 2.53%
Bank of Montreal
0.620%, 07/21/2011	42,000,000	42,000,000
Toronto Dominion Bank
0.350%, 10/28/2011	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $92,000,000)		$92,000,000

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.29%
U.S. Government - 24.06%
U.S. Treasury Bill
0.160%, 05/19/2011 to 06/09/2011	175,000,000	174,957,667
0.163%, 08/18/2011	100,000,000	99,945,462
0.180%, 07/21/2011	75,000,000	74,958,375
0.185%, 05/26/2011	100,000,000	99,971,736
0.190%, 10/20/2011	25,000,000	24,973,347
0.200%, 06/02/2011	100,000,000	99,965,556
0.229%, 06/30/2011	225,000,000	224,894,375
0.240%, 11/17/2011	45,000,000	44,931,000
0.305%, 01/12/2012	30,000,000	29,927,308
U.S. Government Agency - 29.23%
Bank of America Corp.
1.130%, 12/02/2011 (J)(P)	35,925,000	36,158,279
Citigroup Funding, Inc.
0.634%, 04/30/2012 (J)(P)	55,420,000	55,420,000
0.698%, 04/30/2012 (J)(P)	75,000,000	75,000,000
Federal Home Loan Bank
0.200%, 01/19/2012 (P)	110,000,000	110,000,000
0.450%, 03/06/2012	40,000,000	40,000,000
Federal Home Loan Bank Discount Notes
0.010%, 04/07/2011 to 04/12/2011	190,300,000	190,299,544

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount
Notes (continued)
0.020%, 04/11/2011	$64,700,000	$64,699,641
0.080%, 04/13/2011	125,000,000	124,996,667
General Electric Capital Corp.
1.240%, 12/09/2011 (J)(P)	223,315,000	224,853,590
JPMorgan Chase & Company
1.004%, 12/02/2011 (J)(P)	75,000,000	75,408,789
Morgan Stanley
1.161%, 12/01/2011 (J)(P)	64,975,000	65,384,509

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,936,745,845)		$1,936,745,845

Total Investments (Money Market Trust)
(Cost $3,649,630,738) - 100.42%		$3,649,630,738
Other assets and liabilities, net - (0.42%)		(15,321,073)

TOTAL NET ASSETS - 100.00%		$3,634,309,665

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 45.14%
Bank of America Corp.
0.160%, 04/01/2011	$15,610,000	$15,610,000
Bank of Montreal
0.170%, 04/04/2011	17,000,000	16,999,759
Bank of Nova Scotia
0.160%, 04/04/2011	25,000,000	24,999,667
Barclays U.S. Funding LLC
0.150%, 04/01/2011	25,000,000	25,000,000
BNP Paribas Finance, Inc.
0.200%, 04/07/2011	25,000,000	24,999,167
Cargill Global Funding LLC
0.180%, 04/08/2011	10,821,000	10,820,621
General Electric Capital Corp.
0.130%, 04/11/2011	25,000,000	24,999,097
Govco LLC
0.200%, 04/14/2011	14,825,000	14,823,929
Nestle Finance International, Ltd.
0.150%, 04/04/2011	25,000,000	24,999,688
Old Line Funding LLC
0.170%, 04/01/2011	25,000,000	25,000,000
Royal Bank of Canada
0.170%, 04/14/2011	25,000,000	24,998,465
Societe Generale North America, Inc.
0.215%, 04/06/2011	25,000,000	24,999,253
Wal-Mart Stores, Inc.
0.150%, 04/11/2011	11,500,000	11,499,521

TOTAL COMMERCIAL PAPER (Cost $269,749,167)		$269,749,167

CORPORATE INTEREST-BEARING
OBLIGATIONS - 2.51%
Bank of Montreal
0.620%, 07/21/2011	8,000,000	8,000,000
Toronto Dominion Bank
0.350%, 10/28/2011	7,000,000	7,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $15,000,000)		$15,000,000

277

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.51%
U.S. Government - 23.92%
U.S. Treasury Bill
0.160%, 06/09/2011	$10,000,000	$9,996,933
0.163%, 08/18/2011	17,000,000	16,990,482
0.165%, 05/05/2011	8,000,000	7,998,678
0.180%, 05/19/2011 to 07/21/2011	30,000,000	29,988,475
0.185%, 05/26/2011	15,000,000	14,995,760
0.190%, 10/20/2011	3,000,000	2,996,802
0.229%, 06/30/2011	45,000,000	44,978,813
0.305%, 01/12/2012	15,000,000	14,963,654
U.S. Government Agency - 28.59%
Bank of America Corp.
1.130%, 12/02/2011 (J)(P)	6,075,000	6,114,449
Citigroup Funding, Inc.
0.698%, 04/30/2012 (J)(P)	15,000,000	15,000,000
Federal Home Loan Bank
0.200%, 01/19/2012 (P)	20,000,000	20,000,000
0.450%, 03/06/2012	5,000,000	5,000,000
Federal Home Loan Bank Discount Notes
0.075%, 04/08/2011	25,000,000	24,999,635
0.086%, 04/15/2011	25,000,000	24,999,164
General Electric Capital Corp.
1.240%, 12/09/2011 (J)(P)	50,015,000	50,356,789
JPMorgan Chase & Company
1.004%, 12/02/2011 (J)(P)	10,000,000	10,054,505
Morgan Stanley
1.161%, 12/01/2011 (J)(P)	14,220,000	14,308,874

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $313,743,013)		$313,743,013

Total Investments (Money Market Trust B)
(Cost $598,492,180) - 100.16%		$598,492,180
Other assets and liabilities, net - (0.16%)		(974,112)

TOTAL NET ASSETS - 100.00%		$597,518,068

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.44%
Australia - 0.00%
Prime AET&D Holdings No 1 Pty, Ltd.	534,996	$11,067
Canada - 0.56%
Domtar Corp.	40,597	3,725,993
Denmark - 1.27%
A P Moller Maersk A/S, Series A (L)	852	8,013,934
Carlsberg A/S	4,355	469,011

		8,482,945
France - 3.63%
Alstom SA	68,814	4,070,301
Carrefour SA	67,334	2,984,515
GDF Suez	116,226	4,742,283
Pernod-Ricard SA	92,681	8,666,972
Total SA	61,110	3,720,169

		24,184,240
Germany - 4.50%
Daimler AG (L)	60,108	4,241,755
Deutsche Boerse AG	49,207	3,733,795
E.ON AG	224,321	6,854,094

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Linde AG	52,777	$8,335,929
ThyssenKrupp AG	165,004	6,764,119

		29,929,692
Hong Kong - 0.13%
The Link REIT	282,457	886,506
Italy - 0.26%
Intesa Sanpaolo SpA	594,624	1,760,634
Japan - 1.08%
Japan Tobacco, Inc.	975	3,489,454
Nintendo Company, Ltd.	13,665	3,691,423

		7,180,877
Netherlands - 2.52%
Koninklijke Philips Electronics NV (L)	108,520	3,466,177
Royal Dutch Shell PLC	263,869	9,590,076
TNT NV	144,924	3,722,992

		16,779,245
Norway - 0.93%
Orkla ASA	634,464	6,156,089
Spain - 1.29%
Telefonica SA	341,542	8,551,095
Switzerland - 5.64%
Alcon, Inc.	28,087	4,648,679
Nestle SA	182,807	10,489,416
TE Connectivity, Ltd.	128,830	4,485,861
Transocean, Ltd. (I)	119,670	9,328,277
UBS AG (Swiss Exchange) (I)	252,743	4,536,685
Zurich Financial Services AG (I)	14,369	4,023,006

		37,511,924
United Kingdom - 8.51%
Barclays PLC	1,263,744	5,669,221
BP PLC	392,820	2,860,933
British American Tobacco PLC	380,990	15,310,323
British Sky Broadcasting Group PLC	442,304	5,854,514
Cable & Wireless Communications PLC	2,440,931	1,786,435
Cable & Wireless Worldwide	798,033	671,338
Canary Wharf Group PLC (I)	555,649	2,516,119
Imperial Tobacco Group PLC (I)	345,810	10,698,291
Thomas Cook Group PLC	195,669	535,053
Vodafone Group PLC	3,786,598	10,721,417

		56,623,644
United States - 60.12%
ACE, Ltd.	106,212	6,871,916
Alexander’s, Inc. (L)	13,593	5,531,671
Alleghany Corp. (I)(L)	8,905	2,947,245
Altria Group, Inc. (L)	435,103	11,325,731
Amgen, Inc. (I)	113,231	6,052,197
Bank of America Corp.	504,892	6,730,210
Bond Street Holdings LLC, Class A (I)(S)	58,532	1,170,640
Boston Scientific Corp. (I)(L)	543,114	3,904,990
Brookfield Infrastructure Partners LP (L)	128,399	2,853,026
Brown Forman Corp., Class B (L)	526	35,926
Cephalon, Inc. (I)	26,440	2,003,623
Cerberus Investors I LLC	432,150	352,203
Cerberus Investors II LLC	432,143	352,197
Cerberus Investors III LLC	216,101	176,122
Cisco Systems, Inc.	278,790	4,781,249
CNO Financial Group, Inc. (I)	140,706	1,056,702
Coca-Cola Enterprises, Inc.	135,677	3,703,982
Comcast Corp., Special Class A	67,800	1,574,316
Community Health Systems, Inc. (I)(L)	58,797	2,351,292

278

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Coventry Health Care, Inc. (I)	67,815	$2,162,620
CVS Caremark Corp.	555,525	19,065,618
Dr. Pepper Snapple Group, Inc.	156,953	5,832,372
Eli Lilly & Company	283,618	9,974,845
Entergy Corp.	35,773	2,404,303
Exelon Corp. (L)	125,695	5,183,662
Exterran Holdings, Inc. (I)(L)	63,948	1,517,486
Federal Signal Corp. (L)	140,014	911,491
Forestar Group, Inc. (I)(L)	66,554	1,265,857
GenCorp, Inc. (I)(L)	92,209	551,410
General Mills, Inc.	138,531	5,063,308
General Motors Company (I)	95,070	2,950,022
Genzyme Corp. (I)	90,996	6,929,345
Guaranty Bancorp (I)	21,927	28,286
Hewlett-Packard Company	178,485	7,312,530
Huntington Ingalls Industries, Inc. (I)	13,700	568,550
International Paper Company	273,893	8,266,091
Kraft Foods, Inc., Class A	447,809	14,043,290
Lorillard, Inc.	44,546	4,232,315
LSI Corp. (I)	944,037	6,419,452
Marathon Oil Corp.	274,201	14,617,655
Mattel, Inc.	191,955	4,785,438
Maxim Integrated Products, Inc.	13,906	355,994
MeadWestvaco Corp.	108,391	3,287,499
Medtronic, Inc.	188,995	7,436,953
Merck & Company, Inc.	304,050	10,036,691
MetLife, Inc.	34,400	1,538,712
Microsoft Corp.	482,186	12,228,237
Morgan Stanley	254,172	6,943,979
Motorola Solutions, Inc. (I)	94,595	4,227,451
News Corp., Class A	521,356	9,155,011
Noble Energy, Inc.	11,614	1,122,493
NRG Energy, Inc. (I)	210,119	4,525,963
NYSE Euronext	35,365	1,243,787
Old Republic International Corp. (L)	276,014	3,502,618
Owens Corning (I)	145,035	5,219,810
PepsiCo, Inc.	67,542	4,350,380
Pfizer, Inc.	581,665	11,813,616
Philip Morris International, Inc.	69,721	4,575,789
PNC Financial Services Group, Inc.	119,044	7,498,582
Pride International, Inc. (I)	92,964	3,992,804
Reynolds American, Inc. (L)	165,510	5,880,570
Stanley Black & Decker, Inc.	52,807	4,045,016
Symantec Corp. (I)	190,390	3,529,831
Tenet Healthcare Corp. (I)	1,109,444	8,265,358
The Kroger Company	330,724	7,927,454
The Williams Companies, Inc.	96,206	2,999,703
Time Warner Cable, Inc.	93,816	6,692,833
Time Warner, Inc.	211,619	7,554,798
UnitedHealth Group, Inc.	336,925	15,229,010
Viacom, Inc., Class B	21,500	1,000,180
Virgin Media, Inc. (L)	132,112	3,671,392
Wal-Mart Stores, Inc.	64,954	3,380,856
Wells Fargo & Company	293,610	9,307,437
Weyerhaeuser Company (L)	335,635	8,256,621
White Mountains Insurance Group, Ltd. (L)	20,381	7,422,760
Xerox Corp.	1,076,394	11,463,596
Zimmer Holdings, Inc. (I)	41,738	2,526,401

		400,071,369

TOTAL COMMON STOCKS (Cost $525,579,565)		$601,855,320

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 0.42%
Canada - 0.11%
OPTI Canada, Inc.
9.000%, 12/15/2012 (S)	$354,000	$359,753
9.750%, 08/15/2013 (S)	381,000	381,953

		741,706
United States - 0.31%
Cerberus Investors I LLC
12.000%, 07/31/2014	337,200	274,818
Cerberus Investors II LLC
12.000%, 07/31/2014	337,200	274,818
Cerberus Investors III LLC
12.000%, 07/31/2014	168,600	137,409
Northwest Airlines, Inc., Escrow Certificates
01/16/2017 (I)	170,000	0
Realogy Corp.
7.875%, 02/15/2019 (S)	849,000	842,633
Realogy Corp. Extended Revolver TL
3.510%, 04/10/2016	604,143	531,645
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		2,061,323

TOTAL CORPORATE BONDS (Cost $3,843,294)		$2,803,029

TERM LOANS (M) - 2.10%
United States - 2.10%
Boston Generating LLC
3.637%, 12/21/2013	737	435
6.012%, 12/21/2013	44,920	26,503
3.637%, 12/21/2013	5,169	3,050
CIT Group, Inc.
6.250%, 08/11/2015	1,363,157	1,379,466
Clear Channel Communications, Inc.
3.896%, 01/28/2016	503,221	438,432
Realogy Corp.
0.185%, 10/10/2013	545,632	515,622
13.500%, 10/15/2017	219,000	237,068
5.250%, 10/10/2016	5,849,214	5,527,507
Smurfit-Stone Container Enterprises, Inc.
6.750%, 02/22/2016	561,261	562,313
Texas Competitive Electric
Holdings Company LLC
3.759%, 10/10/2014	321,667	270,717
3.759%, 10/10/2014	1,043,747	876,748
3.759%, 10/10/2014	2,004,861	1,687,305
3.759%, 10/10/2014	2,959,078	2,466,391

		13,991,557

TOTAL TERM LOANS (Cost $13,199,437)		$13,991,557

SECURITIES LENDING COLLATERAL - 7.14%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,749,655	47,529,319

TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,530,416)		$47,529,319

SHORT-TERM INVESTMENTS - 7.23%
U.S. Government & Agency
Obligations* - 7.06%
Federal Home Loan Bank Discount Notes,
0.0011%, 04/01/2011	$10,000,000	$10,000,000
U.S. Treasury Bill
0.148%, 08/04/2011	3,000,000	2,998,833
0.183%, 06/23/2011	3,000,000	2,999,397
0.180%, 05/19/2011	5,000,000	4,999,665

279

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government & Agency
Obligations* (continued)
U.S. Treasury Bill (continued)
0.165%, 05/26/2011	$3,000,000	$2,999,748
0.125%, 08/25/2011	5,000,000	4,997,120
0.140%, 04/28/2011	5,000,000	4,999,805
0.190%, 06/16/2011	5,000,000	4,999,185
0.150%, 04/14/2011	3,000,000	2,999,958
0.175%, 07/07/2011	5,000,000	4,998,625

		46,992,336
Repurchase Agreement - 0.17%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $1,113,000 on 04/01/2011,
collateralized by $1,025,000 Federal Home
Loan Bank, 4.875% due 11/27/2013 (valued
at $1,137,750 including interest)	1,113,000	1,113,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,100,711)		$48,105,336

Total Investments (Mutual Shares Trust)
(Cost $638,253,423) - 107.33%		$714,284,561
Other assets and liabilities, net - (7.33%)		(48,799,122)

TOTAL NET ASSETS - 100.00%		$665,485,439

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.07%
Energy - 61.31%
Energy Equipment & Services - 2.28%
Tidewater, Inc.	49,200	$2,944,620
Transocean, Ltd. (I)	56,000	4,365,200

		7,309,820
Oil, Gas & Consumable Fuels - 59.03%
BG Group PLC	533,490	13,253,059
BP PLC, SADR	194,573	8,588,452
Bumi Resources Tbk PT	12,526,000	4,809,283
Cameco Corp. (Toronto Stock Exchange) (L)	134,828	4,050,233
Canadian Natural Resources, Ltd.	197,339	9,758,052
Chesapeake Energy Corp. (L)	280,536	9,403,567
China Shenhua Energy Company, Ltd.	727,500	3,425,716
CONSOL Energy, Inc.	155,362	8,332,064
Encana Corp.	177,908	6,152,919
ENI SpA, SADR (L)	242,900	11,933,677
EOG Resources, Inc.	112,948	13,385,467
Exxon Mobil Corp.	110,172	9,268,770
Gazprom OAO, SADR	11,947	386,366
Gazprom OAO, SADR (London Exchange)	199,255	6,457,689
Imperial Oil, Ltd.	162,300	8,288,661
Oil Search, Ltd.	612,490	4,507,324
PetroChina Company, Ltd., ADR (L)	26,096	3,973,116
Petroleo Brasileiro SA, ADR	217,904	8,809,859
Pioneer Natural Resources Company	31,500	3,210,480
Reliance Industries, Ltd.	166,067	3,904,190
Reliance Industries, Ltd., GDR	19,504	924,880
Reliance Industries, Ltd., GDR
(London Exchange) (S)	69,668	3,300,696
Rosneft Oil Company, GDR (I)	16,465	150,596

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosneft Oil Company, GDR
(London Exchange)	320,249 $	2,918,866
Sasol, Ltd.	78,200	4,531,690
Southwestern Energy Company (I)	203,900	8,761,583
StatoilHydro ASA, SADR (L)	321,500	8,886,260
Suncor Energy, Inc.	167,856	7,527,982
Tesoro Corp. (I)(L)	122,700	3,292,041
Ultra Petroleum Corp. (I)(L)	145,100	7,146,175

		189,339,713

		196,649,533
Industrials - 1.01%
Industrial Conglomerates - 1.01%
Beijing Enterprises Holdings, Ltd.	566,500	3,245,563
Materials - 33.75%
Chemicals - 1.37%
Sumitomo Chemical Company, Ltd.	883,000	4,405,446
Construction Materials - 1.57%
CRH PLC (London Exchange)	218,514	5,014,916
Metals & Mining - 30.81%
Alumina, Ltd.	2,781,372	7,083,804
Anglo American PLC	207,574	10,672,775
Anglo Platinum, Ltd.	75,282	7,743,863
AngloGold Ashanti, Ltd. (L)	70,465	3,378,797
ArcelorMittal (L)	162,000	5,856,300
BHP Billiton PLC	184,593	7,317,277
Compania de Minas Buenaventura SA, ADR	95,400	4,099,338
First Quantum Minerals, Ltd.	52,000	6,727,014
Gold Fields, Ltd.	170,074	2,971,833
Kazakhmys PLC	177,301	3,974,261
Kinross Gold Corp.	499,100	7,860,825
Lundin Mining Corp. (I)	638,500	5,301,625
Mongolian Mining Corp. (I)	3,295,500	4,204,943
Sumitomo Metal Industries, Ltd.	2,150,000	4,807,646
Vale SA	238,205	7,031,812
Vedanta Resources PLC	256,354	9,777,560

		98,809,673

		108,230,035

TOTAL COMMON STOCKS (Cost $254,503,393)		$308,125,131

WARRANTS - 1.18%
NMDC, Ltd. (Expiration date: 03-25-15, Strike
Price: INR 0.00001) (I)	591,938	3,776,986

TOTAL WARRANTS (Cost $3,917,410)		$3,776,986

SECURITIES LENDING COLLATERAL - 9.25%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	2,966,698	29,687,449

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,687,896)		$29,687,449

280

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.21%
Repurchase Agreement - 2.21%
Bank of New York Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150% to
be repurchased at $7,100,030 on
04/01/2011, collateralized by $7,207,481
Federal National Mortgage Association,
6.500% due 08/01/2036 (valued at
$7,242,000, including interest)	$7,100,000	$7,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,100,000)		$7,100,000

Total Investments (Natural Resources Trust)
(Cost $295,208,699) - 108.71%		$348,689,566
Other assets and liabilities, net - (8.71%)		(27,947,626)

TOTAL NET ASSETS - 100.00%		$320,741,940

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.88%
U.S. Government - 14.20%
U.S. Treasury Bonds
4.625%, 02/15/2040	$70,490,000	$71,822,684
6.750%, 08/15/2026	15,665,000	20,459,963
U.S. Treasury Notes
1.000%, 08/31/2011	84,000,000	84,288,792
1.250%, 03/15/2014 (L)	45,335,000	45,278,331
1.750%, 08/15/2012 (F)	131,795,000	134,019,041
2.250%, 05/31/2014	41,600,000	42,724,490
2.625%, 08/15/2020 (L)	24,815,000	23,246,618
U.S. Treasury Strips, PO
05/15/2021	220,000	149,876

		421,989,795
U.S. Government Agency - 38.68%
Federal Home Loan Bank
4.500%, 11/15/2012	825,000	874,001
5.250%, 06/18/2014	510,000	568,322
Federal Home Loan Mortgage Corp.
2.498%, 01/01/2036 (P)	166,791	174,982
2.507%, 02/01/2035 (P)	96,462	101,079
2.702%, 07/01/2035 (P)	30,498	31,941
2.710%, 07/01/2035 (P)	56,496	59,172
2.940%, 09/01/2032 (P)	3,646	3,829
4.000%, 09/01/2040 to 12/01/2040	28,439,106	27,916,492
4.500%, 11/01/2018 to 12/01/2040	75,216,788	76,456,660
4.622%, 06/01/2038 (P)	120,237	126,534
4.708%, 07/01/2038 (P)	185,286	194,564
4.985%, 11/01/2035 (P)	87,305	91,823
5.000%, 10/01/2018 to 08/01/2040	40,207,909	41,962,868
5.050%, 03/01/2036 (P)	200,911	211,489
5.077%, 09/01/2035 (P)	80,729	85,009
5.125%, 07/15/2012	2,180,000	2,311,001
5.179%, 02/01/2037 (P)	149,042	158,171
5.352%, 04/01/2037 (P)	241,531	256,325
5.371%, 05/01/2037 (P)	82,255	87,293
5.383%, 06/01/2037 (P)	364,739	385,845
5.388%, 02/01/2038 (P)	246,028	259,751
5.391%, 01/01/2036 (P)	5,500	5,819
5.429%, 02/01/2037 (P)	345,671	366,844
5.500%, 03/01/2018 to 10/01/2038	3,899,199	4,160,570

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.520%, 10/01/2036 (P)	$279,483	$290,806
5.777%, 02/01/2037 (P)	59,176	62,800
5.923%, 12/01/2036 (P)	241,262	256,612
5.990%, 10/01/2036 (P)	292,023	312,373
6.000%, 06/15/2011 to 08/01/2038	3,384,757	3,593,998
6.002%, 11/01/2036 (P)	174,810	185,994
6.016%, 01/01/2037 (P)	70,510	74,729
6.087%, 10/01/2036 (P)	223,565	239,145
6.226%, 08/01/2036 (P)	236,724	252,930
6.500%, 05/01/2017 to 03/01/2037	908,499	1,017,893
7.000%, 02/01/2024 to 06/01/2032	20,732	23,587
7.500%, 05/01/2024 to 06/01/2024	2,484	2,785
10.500%, 05/01/2019	116	135
Federal National Mortgage Association
1.912%, 10/01/2033 (P)	57,064	58,476
2.565%, 11/01/2035 (P)	89,178	93,107
2.610%, 07/01/2035 (P)	47,570	49,610
2.883%, 07/01/2027 (P)	887	913
3.500%, 11/01/2025	13,836,102	13,875,039
3.875%, 07/12/2013	2,155,000	2,293,534
4.000%, 06/01/2025 to 12/01/2040	82,848,137	83,087,867
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,278,346
4.500%, 05/01/2019 to 04/01/2041	281,519,529	287,487,808
4.625%, 10/15/2014	660,000	725,456
4.715%, 09/01/2035 (P)	286,591	302,330
4.808%, 05/01/2038 (P)	112,989	119,208
4.827%, 05/01/2038 (P)	276,911	292,421
4.836%, 04/01/2038 (P)	114,306	120,550
4.875%, 12/15/2016	350,000	389,203
4.880%, 05/01/2038 (P)	302,274	319,913
4.911%, 07/01/2036 (P)	356,512	371,051
4.918%, 08/01/2038 (P)	153,844	162,096
5.000%, 03/01/2018 to 10/01/2040	141,883,608	149,128,547
5.287%, 12/01/2035 (P)	77,724	82,429
5.293%, 12/01/2035 (P)	15,936	16,895
5.414%, 09/01/2037 (P)	73,580	77,811
5.430%, 06/01/2037 (P)	104,486	110,886
5.446%, 12/01/2035 (P)	16,716	17,658
5.459%, 12/01/2035 (P)	24,551	25,887
5.469%, 01/01/2019 (P)	649	685
5.498%, 01/01/2037 (P)	104,989	110,853
5.500%, 07/01/2013 to 05/01/2040	191,494,869	205,255,159
5.755%, 08/01/2037 (P)	102,903	109,206
5.877%, 12/01/2036 (P)	144,413	153,259
6.000%, 05/15/2011 to 04/01/2040	106,685,460	116,070,640
6.001%, 09/01/2036 (P)	143,795	153,816
6.035%, 08/01/2036 (P)	213,366	222,465
6.500%, 06/01/2013 to 01/01/2039	19,308,013	21,618,127
7.000%, 12/01/2029 to 04/01/2037	59,050	67,132
Government National
Mortgage Association
3.612%, 11/16/2027	686,393	695,668
4.000%, 02/15/2041	893,567	893,786
4.500%, 01/15/2019 to 11/20/2040	33,666,002	34,700,023
5.000%, 01/15/2019 to 06/15/2040	14,637,249	15,562,763
5.500%, 02/15/2029 to 12/20/2039	21,716,500	23,586,151
6.000%, 11/15/2012 to 07/20/2039	17,963,880	19,725,919
6.500%, 12/15/2014 to 09/15/2038	4,727,535	5,319,113
7.000%, 04/15/2017 to 10/20/2036	1,579,713	1,797,519
9.250%, 10/15/2016 to 12/15/2019	3,535	4,023
9.750%, 07/15/2017 to 02/15/2021	3,271	3,790
10.250%, 11/15/2020	1,749	2,084
11.750%, 08/15/2013	671	740

281

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
12.000%, 12/15/2012		$63	$68
12.250%, 03/15/2014 to 06/20/2015		674	778
12.750%, 12/20/2013 to 11/20/2014		778	896

			1,149,705,875

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,570,972,814)			$1,571,695,670

FOREIGN GOVERNMENT
OBLIGATIONS - 4.26%
Bermuda - 0.04%
Government of Bermuda
5.603%, 07/20/2020 (S)		1,000,000	1,057,500
Brazil - 0.80%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,020,000
5.625%, 01/07/2041		3,450,000	3,389,625
6.000%, 05/15/2015 to 05/15/2017	BRL	12,866,000	16,016,180
10.000%, 01/01/2017 to 01/01/2021		5,833,000	3,188,980

			23,614,785
Canada - 0.91%
Government of Canada
3.500%, 06/01/2020	CAD	18,865,000	19,715,336
Province of Ontario
5.450%, 04/27/2016		$6,600,000	7,453,103

			27,168,439
Chile - 0.06%
Republic of Chile
3.875%, 08/05/2020		1,820,000	1,772,225
Germany - 0.84%
Federal Republic of Germany
2.000%, 02/26/2016	EUR	9,185,000	12,620,480
2.500%, 01/04/2021		9,435,000	12,430,340

			25,050,820
Lithuania - 0.08%
Republic of Lithuania
6.750%, 01/15/2015 (S)		$2,055,000	2,234,634
Mexico - 0.84%
Government of Mexico
5.625%, 01/15/2017		4,100,000	4,522,300
8.500%, 12/13/2018 to 11/18/2038	MXN	233,735,000	20,508,993

			25,031,293
Poland - 0.07%
Republic of Poland
3.875%, 07/16/2015		$2,190,000	2,211,002
South Africa - 0.52%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	3,931,751
6.500%, 06/02/2014		1,360,000	1,519,800
6.750%, 03/31/2021	ZAR	76,435,000	9,861,098

			15,312,649
Sweden - 0.09%
Svensk Exportkredit AB
5.125%, 03/01/2017		$2,420,000	2,672,912

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Arab Emirates - 0.01%
Mubadala Development Company
5.750%, 05/06/2014 (S)	$350,000	$378,986

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $123,700,675)		$126,505,245

CORPORATE BONDS - 27.62%
Consumer Discretionary - 2.18%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)	1,175,000	1,264,594
Advance Auto Parts, Inc.
5.750%, 05/01/2020	1,485,000	1,552,152
Banque PSA Finance
4.375%, 04/04/2016 (S)	4,000,000	3,976,072
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	3,390,000	3,766,032
9.500%, 11/15/2018 (S)	590,000	777,397
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	157,000	176,822
Comcast Corp.
5.700%, 05/15/2018	2,115,000	2,300,056
COX Communications, Inc.
6.250%, 06/01/2018 (S)	1,600,000	1,781,086
8.375%, 03/01/2039 (S)	2,615,000	3,319,355
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.550%, 03/15/2015	2,015,000	2,056,666
5.875%, 10/01/2019	1,815,000	1,960,222
Discovery Communications LLC
5.625%, 08/15/2019	1,325,000	1,432,631
Education Management LLC/Education
Management Finance Corp.
10.250%, 06/01/2016	56,000	58,520
Grupo Televisa SA
6.625%, 01/15/2040	1,865,000	1,975,238
Historic TW, Inc.
6.875%, 06/15/2018	4,270,000	4,903,993
Home Depot, Inc.
5.400%, 03/01/2016	5,040,000	5,563,616
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)	4,020,000	4,155,627
Lennar Corp.
5.600%, 05/31/2015	65,000	64,025
Lowe’s Companies, Inc.
2.125%, 04/15/2016	2,170,000	2,113,929
MDC Holdings, Inc.
5.375%, 12/15/2014	55,000	57,864
5.625%, 02/01/2020	1,560,000	1,539,096
News America, Inc.
6.150%, 03/01/2037	3,620,000	3,586,964
6.400%, 12/15/2035	1,795,000	1,846,784
7.850%, 03/01/2039	190,000	224,464
Nielsen Finance LLC/Nielsen Finance
Company
11.500%, 05/01/2016	146,000	171,915
Nordstrom, Inc.
6.750%, 06/01/2014	100,000	114,170
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	2,945,000	2,908,435
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	565,466
6.250%, 07/15/2019	4,190,000	4,676,400

282

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pulte Homes, Inc.
5.200%, 02/15/2015	$75,000	$74,438
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	420,000
Speedway Motorsports, Inc.
8.750%, 06/01/2016	200,000	219,250
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	2,897,260
Time Warner Cable, Inc.
7.500%, 04/01/2014	720,000	824,556
8.250%, 02/14/2014	690,000	801,602
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	500,000	526,250
Whirlpool Corp.
6.125%, 06/15/2011	135,000	136,393

		64,789,340
Consumer Staples - 1.50%
Altria Group, Inc.
4.125%, 09/11/2015	5,590,000	5,802,040
8.500%, 11/10/2013	3,615,000	4,212,838
9.250%, 08/06/2019	1,280,000	1,668,433
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/2014 to 01/15/2020	4,445,000	4,782,391
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,406,000
8.500%, 06/15/2019	1,365,000	1,618,916
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	922,486
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	623,934
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020	1,850,000	1,870,698
Delhaize Group SA
6.500%, 06/15/2017	2,045,000	2,297,525
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	2,485,000	2,487,567
Kraft Foods, Inc.
6.500%, 02/09/2040	4,475,000	4,779,685
McCormick & Company, Inc.
5.800%, 07/15/2011	120,000	121,939
Philip Morris International, Inc.
4.500%, 03/26/2020	4,000,000	4,103,972
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,386,181
The Coca-Cola Company
1.500%, 11/15/2015	5,190,000	4,958,671
The Kroger Company
5.400%, 07/15/2040	1,715,000	1,609,577

		44,652,853
Energy - 3.32%
Apache Corp.
5.100%, 09/01/2040	4,490,000	4,173,976
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	440,911
BP Capital Markets PLC
3.125%, 10/01/2015	2,800,000	2,810,973
Buckeye Partners LP
5.500%, 08/15/2019	2,465,000	2,553,331
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	292,857
6.250%, 03/15/2038	475,000	511,144
6.450%, 06/30/2033	65,000	69,776

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp.
9.500%, 02/15/2015	$1,000,000	$1,240,000
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	137,592
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,529,750
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	552,500
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	870,957
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	236,204
5.150%, 09/01/2014	375,000	406,164
5.700%, 10/15/2039	1,880,000	1,856,472
5.875%, 05/01/2019	200,000	219,285
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	107,704
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	482,838
5.500%, 09/15/2040	1,645,000	1,533,181
Ensco PLC
3.250%, 03/15/2016	4,465,000	4,442,738
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,493,778
5.950%, 02/01/2041	1,250,000	1,215,825
7.550%, 04/15/2038	520,000	609,937
EOG Resources, Inc.
2.500%, 02/01/2016	3,755,000	3,661,305
5.875%, 09/15/2017	500,000	558,496
Gazprom Via Gaz Capital SA
7.288%, 08/16/2037	140,000	151,200
8.625%, 04/28/2034	2,365,000	2,917,228
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,350,305
7.875%, 10/01/2029	1,724,000	2,128,699
8.125%, 02/15/2019	290,000	363,584
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)	1,775,000	1,846,000
Kinder Morgan Finance Company
5.700%, 01/05/2016	440,000	461,450
Kinder Morgan, Inc.
6.500%, 09/01/2012	139,000	147,340
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	404,275
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	650,558
6.600%, 10/01/2037	3,330,000	3,654,642
Nabors Industries, Inc.
9.250%, 01/15/2019	2,170,000	2,731,889
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	93,391
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	2,674,423
Noble Holding International, Ltd.
6.050%, 03/01/2041	1,430,000	1,421,291
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,249,128
7.650%, 04/15/2018	185,000	215,634
Oneok Partners LP
3.250%, 02/01/2016	2,085,000	2,072,050
Pemex Project Funding Master Trust
5.750%, 03/01/2018	2,645,000	2,795,855
6.625%, 06/15/2035	2,340,000	2,345,597

283

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
5.750%, 01/20/2020	$1,805,000	$1,860,053
5.875%, 03/01/2018	2,680,000	2,836,209
7.875%, 03/15/2019	2,366,000	2,775,190
Petroleos Mexicanos
5.500%, 01/21/2021	985,000	999,775
8.000%, 05/03/2019	200,000	240,200
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	306,078
Plains All American
Pipeline LP/PAA Finance Corp.
5.750%, 01/15/2020	765,000	817,628
6.500%, 05/01/2018	1,315,000	1,475,750
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,589,751
Rowan Companies, Inc.
5.000%, 09/01/2017	2,495,000	2,578,111
7.875%, 08/01/2019	360,000	426,486
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012	475,000	459,515
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	459,333
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	108,875
Swift Energy Company
8.875%, 01/15/2020	250,000	273,125
Talisman Energy, Inc.
3.750%, 02/01/2021	4,370,000	4,059,206
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	561,000	597,040
Valero Energy Corp.
6.125%, 06/15/2017	520,000	574,310
9.375%, 03/15/2019	150,000	191,512
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,171,648
9.625%, 03/01/2019	2,035,000	2,588,583
Williams Partners LP
4.125%, 11/15/2020	2,275,000	2,162,829
6.300%, 04/15/2040	2,365,000	2,453,950

		98,687,390
Financials - 12.12%
Aflac, Inc.
8.500%, 05/15/2019	3,565,000	4,304,392
AMB Property LP
4.500%, 08/15/2017	2,665,000	2,686,584
6.625%, 12/01/2019	1,825,000	2,012,683
Ameriprise Financial, Inc.
7.300%, 06/28/2019	1,170,000	1,395,836
Bank of America Corp.
5.650%, 05/01/2018	16,235,000	16,938,170
5.750%, 08/15/2016	205,000	216,065
6.500%, 08/01/2016	875,000	966,839
7.375%, 05/15/2014	4,400,000	4,964,832
Bank One Corp.
5.250%, 01/30/2013	180,000	190,743
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,255,895
5.200%, 07/10/2014	1,285,000	1,387,556
6.750%, 05/22/2019	380,000	428,631
Berkshire Hathaway Finance Corp.
2.450%, 12/15/2015	4,045,000	4,012,353
4.250%, 01/15/2021	3,280,000	3,273,594
4.600%, 05/15/2013	425,000	453,741

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas
5.000%, 01/15/2021	$3,165,000	$3,189,684
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	340,220
Boston Properties LP
4.125%, 05/15/2021	2,060,000	1,956,100
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,317,261
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	2,605,000	2,398,067
Capital One Financial Corp.
7.375%, 05/23/2014	320,000	366,981
Citigroup, Inc.
4.587%, 12/15/2015	1,380,000	1,424,589
5.375%, 08/09/2020	4,825,000	4,959,849
6.125%, 05/15/2018	12,005,000	13,072,172
6.500%, 08/19/2013	3,635,000	3,971,703
8.500%, 05/22/2019	950,000	1,170,749
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,747,692
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,543,437
3.750%, 10/15/2014 (S)	2,050,000	2,125,948
Credit Suisse/New York
5.500%, 05/01/2014	3,195,000	3,499,071
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,317,652
Discover Bank
8.700%, 11/18/2019	1,500,000	1,794,836
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	683,438
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,559,992
5.250%, 10/01/2020 (S)	3,300,000	3,392,849
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	778,898
Fifth Third Bancorp
3.625%, 01/25/2016	2,780,000	2,772,694
6.250%, 05/01/2013	1,655,000	1,794,147
8.250%, 03/01/2038	1,900,000	2,267,426
General Electric Capital Corp.
2.100%, 01/07/2014	11,620,000	11,626,902
4.625%, 01/07/2021	14,855,000	14,606,847
5.300%, 02/11/2021	3,335,000	3,382,094
5.875%, 01/14/2038	695,000	686,155
6.875%, 01/10/2039	6,270,000	6,997,276
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	293,285
Health Care REIT, Inc.
4.700%, 09/15/2017	2,720,000	2,724,208
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	262,276
HSBC Bank USA, Inc.
4.625%, 04/01/2014	100,000	106,230
HSBC Holdings PLC
5.100%, 04/05/2021	3,530,000	3,542,606
6.500%, 05/02/2036	2,375,000	2,431,029
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	719,325
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)	2,565,000	2,476,079
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	672,642
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	189,584

284

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc. (continued)
8.500%, 07/15/2019	$2,220,000	$2,615,724
JPMorgan Chase & Company
2.125%, 12/26/2012	55,000	56,317
3.400%, 06/24/2015	565,000	567,580
3.700%, 01/20/2015	7,500,000	7,705,523
4.650%, 06/01/2014	5,565,000	5,942,902
6.000%, 01/15/2018	11,495,000	12,584,347
KeyCorp
3.750%, 08/13/2015	4,175,000	4,211,899
5.100%, 03/24/2021	1,195,000	1,185,789
Kilroy Realty LP
6.625%, 06/01/2020	2,330,000	2,386,705
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	5,280,000	5,185,034
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	397,483
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	850,000	900,527
6.875%, 04/25/2018	805,000	892,628
7.750%, 05/14/2038	435,000	499,464
Morgan Stanley
4.000%, 07/24/2015	5,080,000	5,154,600
4.100%, 01/26/2015	6,050,000	6,203,694
4.200%, 11/20/2014	7,640,000	7,878,888
6.000%, 04/28/2015	7,035,000	7,650,774
6.625%, 04/01/2018	2,390,000	2,622,456
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,978
PACCAR Financial Corp.
2.050%, 06/17/2013	5,060,000	5,111,617
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	3,435,000	3,652,721
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,359,731
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,511,898
4.375%, 08/11/2020	2,380,000	2,365,689
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	704,499
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	184,738
7.875%, 05/15/2014	785,000	906,185
8.875%, 05/15/2019	200,000	253,899
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	160,000	170,547
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,608,399
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,906,646
5.375%, 06/21/2020	1,705,000	1,772,839
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	212,714
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,079,429
Regions Financial Corp.
5.750%, 06/15/2015	800,000	815,000
Reinsurance Group of America, Inc.
5.625%, 03/15/2017	1,725,000	1,808,645
6.450%, 11/15/2019	705,000	758,654
Simon Property Group LP
4.200%, 02/01/2015	2,195,000	2,306,032
5.750%, 12/01/2015	480,000	532,969
6.750%, 05/15/2014	495,000	552,661

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
5.125%, 08/27/2012	$1,320,000	$1,361,609
5.375%, 05/15/2014	350,000	362,563
6.250%, 01/25/2016	2,335,000	2,434,238
8.450%, 06/15/2018	1,075,000	1,204,000
Societe Generale
3.500%, 01/15/2016 (S)	2,990,000	2,947,168
Standard Chartered PLC
3.850%, 04/27/2015 (S)	4,930,000	5,039,722
Sun Life Financial Global Funding LP
0.552%, 10/06/2013 (P)(S)	250,000	247,837
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,198,881
The Allstate Corp.
7.450%, 05/16/2019	1,700,000	2,016,795
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	3,560,000	3,580,584
6.150%, 04/01/2018	16,880,000	18,269,646
6.250%, 02/01/2041	2,450,000	2,439,852
6.750%, 10/01/2037	6,180,000	6,233,327
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,129,009
The Travelers Companies, Inc.
3.900%, 11/01/2020	1,155,000	1,093,284
Toyota Motor Credit Corp.
3.200%, 06/17/2015	5,000,000	5,075,090
U.S. Bank NA (3.778% to 04/29/2015
then 3 month LIBOR + 2.003%)
04/29/2020	5,165,000	5,254,205
UBS AG/Stamford CT
4.875%, 08/04/2020	1,120,000	1,127,606
Unum Group
5.625%, 09/15/2020	1,040,000	1,055,559
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	617,024
US Bancorp
3.442%, 02/01/2016	3,545,000	3,528,044
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	835,000	809,063
6.500%, 06/01/2016	690,000	713,058
WEA Finance LLC/WT
Finance Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	375,000	429,832
7.500%, 06/02/2014 (S)	455,000	520,328
Wells Fargo & Company
4.600%, 04/01/2021	9,755,000	9,631,511
WPP Finance UK
8.000%, 09/15/2014	80,000	93,158

		360,296,724
Health Care - 0.91%
Boston Scientific Corp.
4.500%, 01/15/2015	2,145,000	2,209,577
Cardinal Health, Inc.
4.625%, 12/15/2020	3,090,000	3,069,547
Express Scripts, Inc.
5.250%, 06/15/2012	475,000	497,593
6.250%, 06/15/2014	2,435,000	2,702,794
HCA, Inc.
8.500%, 04/15/2019	200,000	222,000
Life Technologies Corp.
3.500%, 01/15/2016	2,860,000	2,846,112
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,259,723

285

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Medtronic, Inc.
3.000%, 03/15/2015	$4,145,000	$4,258,863
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,525,596
United Surgical Partners
International, Inc.
8.875%, 05/01/2017	385,000	403,769
UnitedHealth Group, Inc.
3.875%, 10/15/2020	1,240,000	1,178,624
4.700%, 02/15/2021	1,445,000	1,458,566
Universal Hospital Services, Inc.
3.834%, 06/01/2015 (P)	315,000	305,550
Valeant Pharmaceuticals
International, Inc.
7.000%, 10/01/2020 (S)	1,575,000	1,527,750
WellPoint, Inc.
4.350%, 08/15/2020	1,970,000	1,962,416
6.000%, 02/15/2014	1,390,000	1,539,315

		26,967,795
Industrials - 1.18%
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	503,029
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,568,749	1,780,530
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	427,845	462,072
Continental Airlines 2010 Class A Pass
Through Trust
4.750%, 01/12/2021	1,050,000	1,029,000
Cooper US, Inc.
2.375%, 01/15/2016	2,155,000	2,111,383
CSX Corp.
5.750%, 03/15/2013	290,000	312,321
Deere & Company
4.375%, 10/16/2019	3,945,000	4,103,076
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	717,512	785,675
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	1,015,000	1,015,000
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	640,000	644,800
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	449,000	477,063
Embraer Overseas, Ltd.
6.375%, 01/15/2020	440,000	473,000
Emerson Electric Company
5.250%, 11/15/2039	2,500,000	2,496,175
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,568,115
GATX Financial Corp.
5.500%, 02/15/2012	285,000	293,168
L-3 Communications Corp.
4.750%, 07/15/2020	3,440,000	3,421,916
Roper Industries, Inc.
6.250%, 09/01/2019	2,300,000	2,533,337
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	3,844,254
6.500%, 03/01/2012	160,000	167,384

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc.
4.750%, 06/30/2020	$6,360,000	$6,449,835
6.100%, 03/15/2018	530,000	590,196
7.375%, 05/15/2029	15,000	17,833

		35,079,162
Information Technology - 0.42%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	312,000
Agilent Technologies, Inc.
5.000%, 07/15/2020	1,200,000	1,224,923
Broadcom Corp.
2.375%, 11/01/2015 (S)	890,000	858,252
Hewlett-Packard Company
2.950%, 08/15/2012	520,000	534,161
International Business Machines Corp.
2.000%, 01/05/2016	5,755,000	5,588,922
6.500%, 10/15/2013	375,000	421,917
Motorola, Inc.
8.000%, 11/01/2011	375,000	389,511
Xerox Corp.
5.650%, 05/15/2013	1,150,000	1,237,758
6.350%, 05/15/2018	485,000	547,869
8.250%, 05/15/2014	1,100,000	1,284,793

		12,400,106
Materials - 1.70%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	1,345,000	1,414,035
9.375%, 06/01/2019	270,000	341,649
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	1,160,000	1,159,099
AngloGold Holdings PLC
5.375%, 04/15/2020	2,865,000	2,902,769
ArcelorMittal
3.750%, 08/05/2015	3,995,000	4,029,884
5.375%, 06/01/2013	2,100,000	2,231,687
Ashland, Inc.
9.125%, 06/01/2017	350,000	401,625
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)	1,998,000	1,968,983
5.125%, 07/09/2013	70,000	73,489
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	3,390,000	3,338,577
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	313,720
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	4,940,000	5,446,350
Holcim US Finance
6.000%, 12/30/2019 (S)	1,745,000	1,826,884
International Paper Company
9.375%, 05/15/2019	400,000	514,245
Inversiones CMPC SA
4.750%, 01/19/2018 (S)	1,605,000	1,576,595
Novelis, Inc.
8.750%, 12/15/2020 (S)	4,070,000	4,477,000
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	2,005,000	2,409,974
Rock-Tenn Company
9.250%, 03/15/2016	250,000	275,000
Southern Copper Corp.
5.375%, 04/16/2020	600,000	609,207
Steel Dynamics, Inc.
7.625%, 03/15/2020	1,200,000	1,287,000

286

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
9.750%, 05/15/2014	$675,000	$819,371
10.250%, 05/15/2016	825,000	992,063
The Dow Chemical Company
2.500%, 02/15/2016	1,360,000	1,306,734
8.550%, 05/15/2019	5,535,000	6,987,904
Vale Overseas, Ltd.
6.250%, 01/23/2017	3,335,000	3,707,003

		50,410,847
Telecommunication Services - 2.08%
America Movil SAB de CV
5.625%, 11/15/2017	115,000	126,457
5.750%, 01/15/2015	280,000	308,557
6.375%, 03/01/2035	6,700,000	7,218,064
American Tower Corp.
5.050%, 09/01/2020	3,410,000	3,308,041
7.250%, 05/15/2019	2,373,000	2,664,711
AT&T, Inc.
6.300%, 01/15/2038	6,545,000	6,591,607
6.450%, 06/15/2034	385,000	396,040
6.550%, 02/15/2039	2,520,000	2,624,388
6.700%, 11/15/2013	230,000	258,665
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	900,000	981,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	500,000	540,000
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	329,250
Discovery Communications LLC
3.700%, 06/01/2015	2,340,000	2,413,652
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	5,465,000	5,624,370
5.950%, 04/01/2041 (S)	2,270,000	2,175,266
Qwest Corp.
3.560%, 06/15/2013 (P)	125,000	130,313
7.500%, 10/01/2014	175,000	199,938
8.375%, 05/01/2016	550,000	654,500
SBA Telecommunications, Inc.
8.000%, 08/15/2016	150,000	163,313
8.250%, 08/15/2019	125,000	138,125
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,641,111
Sprint Nextel Corp.
8.375%, 08/15/2017	3,925,000	4,371,469
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,244,886
6.175%, 06/18/2014	2,675,000	2,869,462
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,743,286
5.855%, 02/04/2013	50,000	53,267
5.877%, 07/15/2019	1,440,000	1,512,674
6.221%, 07/03/2017	4,165,000	4,536,914
Verizon Global Funding Corp.
6.875%, 06/15/2012	50,000	53,421
7.750%, 12/01/2030	320,000	385,182
Vodafone Group PLC
5.625%, 02/27/2017	275,000	303,407
Windstream Corp.
8.125%, 08/01/2013	125,000	137,188

		61,698,524

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 2.21%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	$855,000	$889,200
AGL Capital Corp.
5.250%, 08/15/2019	430,000	452,203
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	2,940,000	2,789,413
Appalachian Power Company
5.650%, 08/15/2012	350,000	368,797
6.375%, 04/01/2036	2,010,000	2,100,518
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041 (S)	1,035,000	1,024,235
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	3,963,752
Consumers Energy Company
6.000%, 02/15/2014	165,000	183,051
Dominion Resources, Inc.
2.250%, 09/01/2015	1,815,000	1,762,116
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,100,000	2,062,087
EDP Finance BV
4.900%, 10/01/2019 (S)	1,350,000	1,177,108
Electricite de France
4.600%, 01/27/2020 (S)	2,900,000	2,952,426
6.950%, 01/26/2039 (S)	1,875,000	2,178,236
Enel Finance International NV
6.000%, 10/07/2039 (S)	3,100,000	2,816,862
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,609,242
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	923,619
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,850,568
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,015,186
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	830,000	806,931
LG&E and KU Energy LLC
2.125%, 11/15/2015 (S)	2,690,000	2,554,674
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	1,818,191
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	283,412
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,581,307
6.750%, 07/01/2037	245,000	278,897
7.125%, 03/15/2019	915,000	1,075,920
NiSource Finance Corp.
6.150%, 03/01/2013	225,000	243,774
6.250%, 12/15/2040	1,315,000	1,342,551
Northeast Utilities Corp.
5.650%, 06/01/2013	625,000	672,298
Northern States Power Company
5.350%, 11/01/2039	835,000	838,133
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	3,493,002
Ohio Power Company
5.750%, 09/01/2013	195,000	212,125
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,314,721
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,361,671
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	9,912

287

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Progress Energy, Inc.
4.400%, 01/15/2021	$3,130,000	$3,102,828
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	930,996
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	1,917,255
5.700%, 12/01/2036	285,000	291,813
RRI Energy, Inc.
7.875%, 06/15/2017	200,000	198,500
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	826,986
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,212,660
Southern California Edison Company
5.750%, 03/15/2014	160,000	177,591
Tampa Electric Company
6.150%, 05/15/2037	235,000	255,195
Teco Finance, Inc.
5.150%, 03/15/2020	2,515,000	2,602,371
6.572%, 11/01/2017	35,000	39,702
West Penn Power Company
5.950%, 12/15/2017 (S)	225,000	246,930

		65,808,965

TOTAL CORPORATE BONDS (Cost $800,222,112)		$820,791,706

MUNICIPAL BONDS - 1.26%
California - 0.20%
Bay Area Toll Authority
6.263%, 04/01/2049	1,500,000	1,511,115
East Bay Municipal Utility District
5.874%, 06/01/2040	860,000	859,200
Los Angeles Department of Airports
7.053%, 05/15/2040	2,600,000	2,730,390
San Diego County Water Authority
6.138%, 05/01/2049	840,000	836,270

		5,936,975
Colorado - 0.09%
Regional Transportation District
5.000%, 11/01/2038	2,630,000	2,591,181
District of Columbia - 0.10%
District of Columbia
5.250%, 12/01/2034	2,610,000	2,684,829
5.591%, 12/01/2034	375,000	377,254

		3,062,083
Illinois - 0.14%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	2,235,000	2,217,142
Chicago Transit Authority, Series A
6.899%, 12/01/2040	260,000	255,853
City of Chicago
6.395%, 01/01/2040	1,925,000	1,847,923

		4,320,918
Kansas - 0.00%
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	105,020
Maryland - 0.17%
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	3,837,181
5.888%, 07/01/2043	1,070,000	1,113,635

		4,950,816

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.37%
City of New York
5.846%, 06/01/2040	$2,400,000	$2,355,624
Metropolitan Transportation Authority
7.336%, 11/15/2039	2,150,000	2,437,176
New York City Housing
Development Corp.
6.420%, 11/01/2027	100,000	102,047
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	859,454
New York City Transitional Finance
Authority
5.508%, 08/01/2037	2,630,000	2,550,890
Tompkins County Industrial
Development Agency
5.000%, 07/01/2037	2,665,000	2,664,787

		10,969,978
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	62,231
Texas - 0.09%
Texas Transportation Commission
5.178%, 04/01/2030	2,800,000	2,756,124
Utah - 0.08%
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,257,169
Virginia - 0.02%
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	500,693

TOTAL MUNICIPAL BONDS (Cost $38,013,675)		$37,513,188

TERM LOANS (M) - 2.86%
Consumer Discretionary - 1.27%
Adesa, Inc.
3.000%, 10/18/2013	4,129,418	4,111,996
Allison Transmission, Inc.
3.010%, 08/07/2014	2,462,856	2,440,075
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,706,738	2,723,656
CCM Merger, Inc.
7.000%, 03/01/2017	500,000	505,938
CCO Holdings LLC
2.746%, 09/06/2014	1,300,000	1,270,750
Cengage Learning, Inc.
2.500%, 07/03/2014	738,520	707,046
Charter Communications Operating LLC
7.250%, 03/06/2014	1,204,494	1,209,011
CSC Holdings, Inc.
1.059%, 02/24/2012	216,216	214,324
Federal Mogul Corp.
2.189%, 12/28/2015	1,003,854	978,041
2.196%, 12/29/2014	1,965,455	1,914,916
Ford Motor Company
3.010%, 12/16/2013	1,309,344	1,307,903
Interactive Data Corp.
4.750%, 02/12/2018	2,675,000	2,682,624
Las Vegas Sands LLC
3.000%, 11/23/2016	1,661,115	1,617,511
3.000%, 11/23/2016	333,860	325,096
Michaels Stores, Inc.
4.834%, 07/31/2016	1,262,840	1,265,312

288

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
OSI Restaurant Partners, Inc.
2.563%, 06/14/2014	$609,109	$590,413
3.542%, 06/14/2013	53,615	51,969
Sabre, Inc.
2.267%, 09/30/2014	1,323,179	1,245,810
Six Flags Theme Parks, Inc.
5.250%, 06/30/2016	4,402,597	4,426,812
The Goodyear Tire & Rubber Company
1.960%, 04/30/2014	750,000	733,594
The ServiceMaster Company
2.750%, 07/24/2014	268,904	263,574
2.771%, 07/24/2014	2,700,247	2,646,726
Univision Communications, Inc.
4.496%, 03/31/2017	4,480,742	4,364,722

		37,597,819
Consumer Staples - 0.04%
Reynolds Group Holdings, Inc.
4.250%, 02/09/2018	1,250,000	1,254,911
Energy - 0.10%
MEG Energy Corp.
- 03/16/2018 (T)	3,000,000	3,016,500
Financials - 0.43%
Asurion Corp.
6.758%, 07/03/2015	284,483	281,549
HUB International Holdings, Inc.
2.807%, 06/13/2014	197,972	195,841
2.807%, 06/13/2014	44,616	44,233
International Lease Finance Corp.
6.750%, 03/17/2015	5,250,000	5,268,748
Nuveen Investments, Inc.
3.306%, 11/13/2014	522,867	501,953
5.806%, 05/12/2017	610,942	610,747
Pinafore LLC
4.250%, 09/29/2016	4,231,866	4,241,388
Pinnacle Foods Finance LLC
2.761%, 04/02/2014	1,210,198	1,203,895
6.000%, 04/02/2014	374,604	377,133

		12,725,487
Health Care - 0.32%
Bausch & Lomb, Inc.
3.496%, 04/24/2015	144,377	144,056
3.543%, 04/24/2015	593,877	592,558
Biomet, Inc.
3.292%, 03/25/2015	738,520	736,879
Community Health Systems, Inc.
3.811%, 01/25/2017	748,120	745,969
HCA, Inc.
1.557%, 11/19/2012	578,988	575,037
2.557%, 11/18/2013	3,000,000	2,984,064
Health Management Associates, Inc.
2.057%, 02/28/2014	723,286	712,256
IASIS Healthcare LLC
5.554%, 06/13/2014	662,048	653,351
Warner Chilcott PLC
4.250%, 03/14/2018	660,000	662,475
4.250%, 03/14/2018	1,075,556	1,079,589
4.250%, 03/14/2018	739,444	742,217

		9,628,451
Industrials - 0.02%
Avis Budget Holdings LLC
5.750%, 04/19/2014	195,781	195,745

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials (continued)
DAE Aviation Holdings, Inc.
5.310%, 07/31/2014	$121,737	$121,205
5.310%, 07/31/2014	126,371	125,818
Dollar Thrifty Automotive Group, Inc.
2.746%, 06/15/2013	230,237	227,743

		670,511
Information Technology - 0.35%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	4,278,500	4,297,218
First Data Corp.
3.002%, 09/24/2014	4,410,707	4,222,564
Hughes Network Systems LLC
2.813%, 04/15/2014	1,750,000	1,741,250
Skype Technologies SA
7.000%, 02/23/2015	142,500	142,618

		10,403,650
Materials - 0.21%
Georgia-Pacific Corp.
2.309%, 12/21/2012	427,184	426,747
Graham Packaging Company LP
6.000%, 09/23/2016	547,250	550,670
Momentive Performance Materials, Inc.
3.750%, 05/05/2015	4,411,163	4,371,463
Nalco Holding Company
1.996%, 05/13/2016	740,625	736,922

		6,085,802
Telecommunication Services - 0.12%
Intelsat Jackson Holdings SA
3.303%, 02/02/2014	3,000,000	2,938,125
MetroPCS Wireless, Inc.
4.112%, 11/04/2013	61,868	61,790
4.112%, 11/04/2016	674,023	674,504

		3,674,419

TOTAL TERM LOANS (Cost $82,473,975)		$85,057,550

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.38%

COMMERCIAL & RESIDENTIAL - 5.31%
American Tower Trust, Series 2007-1A,
Class D
5.957%, 04/15/2037 (S)	350,000	369,123
Banc of America
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	45,520	45,776
Series 2005-3, Class A2,
4.501%, 07/10/2043	268,903	268,909
Series 2003-1, Class A2,
4.648%, 09/11/2036	680,000	707,508
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,985,000	6,250,604
Banc Of America Funding Corp.,
Series BAFC 2005-B 2A1
2.948%, 04/20/2035 (P)	4,975,567	4,050,291
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.857%, 02/25/2034 (P)	73,926	66,635
Series 2004-D, Class 2A2,
2.956%, 05/25/2034 (P)	40,922	37,684
Series 2005-J, Class 2A1,
3.123%, 11/25/2035 (P)	231,353	188,492

289

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Banc of America Mortgage
Securities (continued)
Series 2004-H, Class 2A2,
3.166%, 09/25/2034 (P)	$98,805	$92,739
Series 2004-I, Class 3A2,
4.807%, 10/25/2034 (P)	24,182	23,802
Series 2005-J, Class 3A1,
5.245%, 11/25/2035 (P)	2,535,159	2,379,186
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	516,354
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	341,079	353,865
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	272,000	281,511
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,525,000	4,787,159
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	274,656	278,590
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	624,996
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	52,528
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,192,891
Series 2006-PW12, Class A4,
5.723%, 09/11/2038 (P)	385,000	421,729
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	220,000	238,528
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.222%, 07/15/2044 (P)	225,000	241,564
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	49,241
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	326,009
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,862,344
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.013%, 12/10/2049 (P)	1,850,000	1,922,912
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.815%, 12/10/2049 (P)	8,900,000	9,643,391
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C2, Class A1,
3.819%, 05/15/2036	48,099	48,575
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	602,613
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.353%, 03/27/2036 (P)(S)	749,805	757,427
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	594,888	589,722
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%, 05/15/2033	11,744	11,731
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2
6.700%, 04/15/2034	18,675	18,657

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	$144,684	$144,777
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	604,935
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	93,032	96,052
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	713,453
GS Mortgage Securities Corp. II
Series 2010, Class C2,
5.162%, 12/10/2043 (P)(S)	7,185,000	7,445,486
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,462,403
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	18,274	18,779
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	440,538	460,303
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	37,861	38,031
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	80,491	81,082
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	648,209
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	63,575
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,328,735
Series 2007-C1, Class A4,
5.716%, 02/15/2051	3,725,000	3,939,167
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	533,533
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	380,940
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,052,397
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,308,297
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	52,612
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.828%, 06/12/2050 (P)	9,300,000	9,963,931
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,362,325
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	14,386,233
Series 2007-T27,
5.646%, 06/11/2042 (P)	400,000	411,084
Series 2006-T23, Class A1,
5.682%, 08/12/2041	15,830	15,820
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	1,983,224
Series 2006-T23, Class A4,
5.806%, 08/12/2041 (P)	460,000	509,224
Series 2007-IQ15, Class A4,
5.877%, 06/11/2049 (P)	1,100,000	1,170,164
Series 2008-T29, Class A4,
6.280%, 01/11/2043 (P)	5,222,000	5,841,658

290

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL & RESIDENTIAL (continued)
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	$292,974	$302,916
Sequoia Mortgage Trust, Series 2010-H1,
Class A1
3.750%, 02/25/2040 (P)	996,323	1,009,121
Vendee Mortgage Trust, Series 1996-3,
Class 4
9.600%, 03/15/2025 (P)	9,060	9,737
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,468,811
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,759,059
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,854,083
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,210,759
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1
5.018%, 09/25/2035 (P)	1,107,210	1,024,083
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR2,
Class 2A2
2.742%, 03/25/2035 (P)	212,722	192,064
Wells Fargo Mortgage
Backed Securities Trust
Series 2003-O, Class 5A1,
4.830%, 01/25/2034 (P)	158,364	160,485
Series 2005-AR2, Class 3A1,
4.870%, 03/25/2035 (P)	110,653	105,764
Series 2006-AR16, Class A1,
5.453%, 10/25/2036 (P)	625,572	511,881
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,740,000	1,760,207

		157,688,485

U.S. GOVERNMENT AGENCY - 0.07%
Federal Home Loan Mortgage Corp.
Series 2568, Class KA,
4.250%, 12/15/2021	52,204	52,812
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	18,177	138
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	39,988	39,964
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	11,672	607
Series 2688, Class DE,
4.500%, 02/15/2020	18,740	18,719
Series 2003-41, Class YV,
5.500%, 04/25/2014	113,251	119,323
Series 2005-R003, Class VA,
5.500%, 08/15/2016	313,409	331,307
Series R005, Class AB,
5.500%, 12/15/2018	156,931	160,566
Series R006, Class AK,
5.750%, 12/15/2018	122,240	126,040
Series 2006-3123, Class VB,
6.000%, 09/15/2013	105,575	106,835
Series 2006-R007, Class VA,
6.000%, 09/15/2016	120,809	124,756
Series R013, Class AB,
6.000%, 12/15/2021	47,868	48,964

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2006-3195, Class PN,
6.500%, 08/15/2030	$130,136	$130,587
Series 199, Class PO,
08/01/2028	4,144	3,645
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	74,917	76,652
Series 2002-84, Class VA,
5.500%, 11/25/2013	84,770	88,344
Series 2006-B2, Class AB,
5.500%, 05/25/2014	43,690	43,718
Series 2006-3136, Class PB,
6.000%, 01/15/2030	375,000	380,156
Series 319, Class 2 IO,
6.500%, 02/01/2032	15,442	3,753
Government National
Mortgage Association
Series 2004-43, Class A,
2.822%, 12/16/2019	309,096	310,671
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	51,574
Series 1998-6, Class EA PO,
03/16/2028	21,621	18,377

		2,237,508

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $148,162,796)		$159,925,993

ASSET BACKED SECURITIES - 3.21%
Ally Auto Receivables Trust,
Series 2009-B, Class C
4.060%, 05/16/2016 (S)	4,027,000	4,168,714
American Express Credit Account
Master Trust, Series 2006-2 Class B
5.550%, 01/15/2014	3,340,000	3,373,580
AmeriCredit Automobile
Receivables Trust, Series 2011-1,
Class C
2.850%, 08/08/2016	2,495,000	2,494,404
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,389,617
Series 2006-RM, Class A3,
5.530%, 01/06/2014	1,384,435	1,394,863
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	25,773	25,201
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	157,324	158,079
Cabela’s Master Credit Card Trust,
Series 2006-3a, Class B
0.455%, 10/15/2014 (P)(S)	2,340,000	2,330,494
CarMax Auto Owner Trust,
Series 2010-3, Class A4
1.410%, 02/16/2016	5,655,000	5,550,581
Carmax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	661,683
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,882,682
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	434,156

291

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2
4.970%, 08/01/2014	$56,884	$58,580
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.990%, 10/25/2032 (P)	6,598	5,718
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	65,683	65,579
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	12,408
Citibank Credit Card Issuance Trust,
Series 2004-B2, Class B2
0.580%, 10/07/2013 (P)	4,450,000	4,442,293
CNH Equipment Trust
Series 2010-B, Class A4,
1.740%, 01/17/2017	6,650,000	6,593,817
Series 2010-A, Class A4,
2.490%, 01/15/2016	4,645,000	4,730,563
Series 2009-B, Class A3,
2.970%, 03/15/2013	14,062	14,075
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.855%, 01/25/2034 (P)	3,749,108	2,687,248
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	13,220	13,227
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,538,691
Ford Credit Floorplan
Master Owner Trust
Series 2011-1, Class A1,
2.120%, 02/15/2016	6,500,000	6,504,310
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,435,407
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,797,702
GE Equipment Midticket LLC,
Series 2010-1, Class A4
1.470%, 07/14/2015 (S)	12,105,000	12,002,026
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	2,985,000	2,978,186
John Deere Owner Trust, Series 2009-A,
Class A3
2.590%, 10/15/2013	63,230	63,708
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	40,400	40,457
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.310%, 11/25/2036 (P)	22,044	21,725
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	76,234	78,916
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	238,516	249,852
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	11,413	11,817
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.545%, 10/15/2013 (P)	425,000	424,780

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.750%, 09/25/2035 (P)	$3,510,448	$3,271,113
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	2,514,000	2,536,728
Nissan Auto Lease Trust, Series 2009-A,
Class A3
2.920%, 12/15/2011	85,716	85,904
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.405%, 01/15/2015 (P)(S)	3,895,000	3,937,307
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,455,223	2,832,630
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2
3.600%, 04/25/2033	15,075	14,528
SMART Trust, Series 2011-1USA,
Class A3A
1.770%, 10/14/2014 (S)	3,790,000	3,775,720
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	289,499	291,235

TOTAL ASSET BACKED SECURITIES (Cost $94,283,750)		$95,380,304

CAPITAL PREFERRED SECURITIES - 0.54%
Financials - 0.54%
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,703,473
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,156,611
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%)
02/17/2037	425,000	426,594
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,729,741
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	111,914
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,460,244
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,570,305

		16,158,882

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,717,730)		$16,158,882

SECURITIES LENDING COLLATERAL - 1.61%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,775,198	47,784,925

TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,786,399)		$47,784,925

SHORT-TERM INVESTMENTS - 1.75%
Money Market Funds* - 1.66%
T. Rowe Price Prime Reserve
Fund, 0.1942%	$49,289,914	$49,289,914

292

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.09%
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at
$2,737,823 on 04/01/2011,
collateralized by $2,395,000 Federal
Home Loan Mortgage Corp., 4.500%
due 01/15/2014 (valued at $2,625,519,
including interest) and $165,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $166,805,
including interest)	$2,737,823	$2,737,823

TOTAL SHORT-TERM INVESTMENTS (Cost $52,027,737)		$52,027,737

Total Investments (New Income Trust)
(Cost $2,973,361,663) - 101.37%		$3,012,841,200
Other assets and liabilities, net - (1.37%)		(40,640,327)

TOTAL NET ASSETS - 100.00%		$2,972,200,873

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.33%
Consumer Discretionary - 21.03%
Hotels, Restaurants & Leisure - 1.08%
International Speedway Corp., Class A	521,173	$15,530,954
Household Durables - 0.89%
Lennar Corp., Class A	701,205	12,705,835
Internet & Catalog Retail - 7.26%
Amazon.com, Inc. (I)	420,820	75,802,307
Blue Nile, Inc. (I)	524,907	28,339,729

		104,142,036
Media - 4.73%
CBS Corp., Class B	1,565,631	39,203,400
Omnicom Group, Inc.	584,600	28,680,476

		67,883,876
Specialty Retail - 5.96%
Home Depot, Inc.	534,470	19,807,458
Lowe’s Companies, Inc.	1,816,178	48,001,585
Staples, Inc.	916,610	17,800,566

		85,609,609
Textiles, Apparel & Luxury Goods - 1.11%
The Timberland Company, Class A (I)	387,209	15,987,860

		301,860,170
Consumer Staples - 8.33%
Beverages - 3.24%
Diageo PLC, SADR	254,716	19,414,454
PepsiCo, Inc.	208,091	13,403,141
Tsingtao Brewery Company, Ltd., Series H (I)	2,883,394	13,765,956

		46,583,551
Food & Staples Retailing - 1.02%
Safeway, Inc.	624,000	14,688,960
Food Products - 0.75%
McCormick & Company, Inc., Class B	224,980	10,760,793
Household Products - 2.31%
Clorox Company	292,555	20,499,329

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Procter & Gamble Company	204,508	$12,597,693

		33,097,022
Tobacco - 1.01%
Philip Morris International, Inc.	220,268	14,456,189

		119,586,515
Energy - 11.46%
Energy Equipment & Services - 2.11%
Schlumberger, Ltd.	324,090	30,224,633
Oil, Gas & Consumable Fuels - 9.35%
Apache Corp.	254,402	33,306,310
Chevron Corp.	238,636	25,636,665
Exxon Mobil Corp.	163,300	13,738,429
Occidental Petroleum Corp.	252,866	26,421,968
Ultra Petroleum Corp. (I)	713,282	35,129,139

		134,232,511

		164,457,144
Financials - 20.20%
Capital Markets - 7.47%
AllianceBernstein Holding LP (I)	1,311,329	28,586,972
State Street Corp.	728,921	32,757,710
T. Rowe Price Group, Inc.	250,553	16,641,730
The Goldman Sachs Group, Inc.	184,636	29,259,267

		107,245,679
Consumer Finance - 1.40%
American Express Company	444,080	20,072,416
Diversified Financial Services - 9.74%
Bank of America Corp.	3,423,099	45,629,910
JPMorgan Chase & Company	524,455	24,177,376
Moody’s Corp.	2,062,761	69,948,226

		139,755,512
Insurance - 1.59%
Prudential Financial, Inc.	370,635	22,823,703

		289,897,310
Health Care - 12.06%
Biotechnology - 4.05%
Amgen, Inc. (I)	1,087,346	58,118,644
Health Care Equipment & Supplies - 1.27%
Medtronic, Inc.	462,793	18,210,905
Health Care Providers & Services - 2.00%
AMN Healthcare Services, Inc. (I)	1,144,608	9,912,305
AmSurg Corp. (I)	739,913	18,823,387

		28,735,692
Pharmaceuticals - 4.74%
Merck & Company, Inc.	882,253	29,123,172
Novartis AG, ADR	258,562	14,052,845
Pfizer, Inc.	1,222,556	24,830,112

		68,006,129

		173,071,370
Industrials - 7.41%
Aerospace & Defense - 3.22%
American Science & Engineering, Inc.	153,474	14,174,859
The Boeing Company	234,883	17,364,900
United Technologies Corp.	173,091	14,652,153

		46,191,912

293

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.32%
United Parcel Service, Inc., Class B	255,148	$18,962,599
Commercial Services & Supplies - 1.04%
Avery Dennison Corp.	357,000	14,979,720
Professional Services - 1.83%
Robert Half International, Inc.	856,117	26,197,180

		106,331,411
Information Technology - 15.10%
Communications Equipment - 5.32%
QUALCOMM, Inc.	1,393,094	76,383,344
Internet Software & Services - 3.76%
Ancestry.com, Inc. (I)	569,149	20,176,332
Google, Inc., Class A (I)	57,618	33,776,248

		53,952,580
IT Services - 1.94%
Visa, Inc., Class A	377,884	27,819,820
Software - 4.08%
FactSet Research Systems, Inc.	108,417	11,354,512
Nintendo Co., Ltd., Unsponsored ADR	703,439	23,734,032
Oracle Corp.	704,402	23,505,895

		58,594,439

		216,750,183
Materials - 1.74%
Chemicals - 1.74%
Air Products & Chemicals, Inc.	275,919	24,882,375

TOTAL COMMON STOCKS (Cost $1,361,682,011)		$1,396,836,478

SHORT-TERM INVESTMENTS - 2.52%
U.S. Government & Agency
Obligations* - 1.97%
Federal Home Loan Bank Discount Notes,
0.001%, 04/01/2011	$23,280,000	$23,280,000
U.S. Treasury Bills, 0.013%, 04/07/2011	5,000,000	4,999,960

		28,279,960
Repurchase Agreement - 0.55%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $7,968,002 on 04/01/2011,
collateralized by $7,910,000 U.S. Treasury
Notes, 3.500% due 05/15/2020 (valued at
$8,127,525, including interest)	7,968,000	7,968,000

TOTAL SHORT-TERM INVESTMENTS (Cost $36,247,986)		$36,247,960

Total Investments (Optimized All Cap Trust)
(Cost $1,397,929,997) - 99.85%		$1,433,084,438
Other assets and liabilities, net - 0.15%		2,132,724

TOTAL NET ASSETS - 100.00%		$1,435,217,162

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Consumer Discretionary - 15.89%
Hotels, Restaurants & Leisure - 3.11%
Carnival Corp.	187,989	$7,211,255

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.90%
Lennar Corp., Class A	114,621	$2,076,933
Media - 2.98%
Comcast Corp., Class A	135,238	3,343,083
Omnicom Group, Inc.	72,411	3,552,484

		6,895,567
Multiline Retail - 0.77%
Target Corp.	35,482	1,774,455
Specialty Retail - 7.30%
Home Depot, Inc.	236,075	8,748,940
Lowe’s Companies, Inc.	182,471	4,822,709
Staples, Inc.	171,084	3,322,451

		16,894,100
Textiles, Apparel & Luxury Goods - 0.83%
The Timberland Company, Class A (I)	46,619	1,924,899

		36,777,209
Consumer Staples - 11.34%
Beverages - 5.14%
Diageo PLC, SADR	110,263	8,404,246
PepsiCo, Inc.	54,221	3,492,375

		11,896,621
Food & Staples Retailing - 3.18%
Safeway, Inc.	161,954	3,812,397
Walgreen Company	88,390	3,547,975

		7,360,372
Household Products - 1.98%
Clorox Company	36,004	2,522,800
The Procter & Gamble Company	33,511	2,064,278

		4,587,078
Tobacco - 1.04%
Philip Morris International, Inc.	36,753	2,412,099

		26,256,170
Energy - 11.79%
Oil, Gas & Consumable Fuels - 11.79%
Chevron Corp.	73,815	7,929,945
ConocoPhillips	100,476	8,024,013
Exxon Mobil Corp.	59,707	5,023,150
Occidental Petroleum Corp.	60,472	6,318,719

		27,295,827

		27,295,827
Financials - 23.81%
Capital Markets - 3.60%
Northern Trust Corp.	71,554	3,631,366
State Street Corp.	104,508	4,696,590

		8,327,956
Commercial Banks - 3.49%
U.S. Bancorp	183,192	4,841,765
Wells Fargo & Company	101,593	3,220,498

		8,062,263
Diversified Financial Services - 12.68%
Bank of America Corp.	648,794	8,648,424
JPMorgan Chase & Company	206,452	9,517,437
Moody’s Corp.	329,977	11,189,520

		29,355,381
Insurance - 4.04%
Prudential Financial, Inc.	97,436	6,000,109

294

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	320,195	$3,355,644

		9,355,753

		55,101,353
Health Care - 17.07%
Biotechnology - 3.15%
Amgen, Inc. (I)	136,235	7,281,761
Health Care Equipment & Supplies - 1.95%
Medtronic, Inc.	115,048	4,527,139
Health Care Providers & Services - 4.09%
AmSurg Corp. (I)	104,404	2,656,038
WellPoint, Inc.	97,735	6,820,926

		9,476,964
Pharmaceuticals - 7.88%
Merck & Company, Inc.	120,182	3,967,208
Novartis AG, ADR	104,046	5,654,900
Pfizer, Inc.	423,979	8,611,013

		18,233,121

		39,518,985
Industrials - 9.99%
Aerospace & Defense - 1.18%
The Boeing Company	36,737	2,715,966
Air Freight & Logistics - 2.46%
FedEx Corp.	60,940	5,700,937
Commercial Services & Supplies - 4.50%
Avery Dennison Corp.	175,854	7,378,834
Cintas Corp.	100,102	3,030,088

		10,408,922
Industrial Conglomerates - 1.85%
General Electric Company	213,750	4,285,688

		23,111,513
Information Technology - 7.90%
Communications Equipment - 2.85%
QUALCOMM, Inc.	120,280	6,594,952
Computers & Peripherals - 2.33%
Dell, Inc. (I)	371,620	5,392,206
IT Services - 1.09%
Automatic Data Processing, Inc.	49,181	2,523,477
Software - 1.63%
Oracle Corp.	112,974	3,769,942

		18,280,577
Utilities - 1.04%
Electric Utilities - 1.04%
Entergy Corp.	35,905	2,413,175

TOTAL COMMON STOCKS (Cost $217,891,206)		$228,754,809

SHORT-TERM INVESTMENTS - 1.59%
U.S. Government & Agency
Obligations* - 0.86%
Federal Home Loan Bank Discount Notes,
0.0011%, 04/01/2011	$2,000,000	$2,000,000

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.73%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $1,678,000 on 04/01/2011,
collateralized by $1,695,000 U.S. Treasury
Notes, 4.500% due 08/15/2039 (valued at
$1,712,968, including interest)	$1,678,000	$1,678,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,678,000)		$3,678,000

Total Investments (Optimized Value Trust)
(Cost $221,569,206) - 100.42%		$232,432,809
Other assets and liabilities, net - (0.42%)		(973,996)

TOTAL NET ASSETS - 100.00%		$231,458,813

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.00%
Financials - 96.22%
Diversified Financial Services - 0.00%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 95.32%
AMB Property Corp. (L)	142,900	5,140,113
American Assets Trust, Inc.	149,350	3,176,675
Apartment Investment & Management
Company, Class A	262,350	6,682,055
AvalonBay Communities, Inc. (L)	163,034	19,577,123
Boston Properties, Inc. (L)	310,550	29,455,668
Brandywine Realty Trust (L)	681,950	8,278,873
BRE Properties, Inc. (L)	233,950	11,037,761
Camden Property Trust (L)	152,900	8,687,778
Campus Crest Communities, Inc.	21,600	255,528
Chesapeake Lodging Trust	164,250	2,859,593
Cogdell Spencer, Inc. (L)	422,400	2,509,056
Colonial Properties Trust (L)	419,400	8,073,450
Developers Diversified Realty Corp. (L)	685,600	9,598,400
Digital Realty Trust, Inc. (L)	117,199	6,813,950
Douglas Emmett, Inc.	331,700	6,219,375
Duke Realty Corp. (L)	559,400	7,837,194
Entertainment Properties Trust (L)	91,144	4,267,362
Equity Lifestyle Properties, Inc. (L)	93,900	5,413,335
Equity Residential (L)	208,334	11,752,121
Extra Space Storage, Inc. (L)	411,550	8,523,201
Federal Realty Investment Trust	60,150	4,905,834
General Growth Properties, Inc.	400,213	6,195,297
Glimcher Realty Trust (L)	226,000	2,090,500
HCP, Inc. (L)	500,600	18,992,764
Host Hotels & Resorts, Inc. (L)	1,102,477	19,414,620
Hudson Pacific Properties, Inc.	55,800	820,260
Kimco Realty Corp. (L)	737,600	13,527,584
LTC Properties, Inc.	186,200	5,276,908
Pebblebrook Hotel Trust	278,950	6,178,743
Post Properties, Inc. (L)	197,800	7,763,650
ProLogis	1,305,800	20,866,684
PS Business Parks, Inc. (L)	47,950	2,778,223
Public Storage (L)	129,190	14,328,463
Ramco-Gershenson Properties Trust	225,000	2,819,250
Sabra Healthcare, Inc. (L)	86,150	1,517,102
Senior Housing Properties Trust	430,755	9,924,595
Simon Property Group, Inc. (L)	408,014	43,722,780

295

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (L)	202,900	$15,258,080
Strategic Hotels & Resorts, Inc. (I)	795,800	5,132,910
Tanger Factory Outlet Centers, Inc. (L)	365,550	9,592,032
Taubman Centers, Inc. (L)	211,450	11,329,491
Vornado Realty Trust	110,719	9,687,913

		398,282,294
Real Estate Management & Development - 0.90%
Brookfield Properties Corp.	211,550	3,748,666

		402,030,960
Health Care - 2.78%
Health Care Providers & Services - 2.78%
Brookdale Senior Living, Inc.	415,550	11,635,396

TOTAL COMMON STOCKS (Cost $327,995,701)		$413,666,356

SECURITIES LENDING COLLATERAL - 21.43%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	8,948,471	89,546,453

TOTAL SECURITIES LENDING
COLLATERAL (Cost $89,548,293)		$89,546,453

SHORT-TERM INVESTMENTS - 0.84%
Repurchase Agreement - 0.84%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $3,520,001 on 04/01/2011,
collateralized by $3,630,000 Federal Home
Loan Mortgage Bank, 0.800% due
11/18/2013 (valued at $3,593,700,
including interest)	$3,520,000	$3,520,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,520,000)		$3,520,000

Total Investments (Real Estate Securities Trust)
(Cost $421,063,994) - 121.27%		$506,732,809
Other assets and liabilities, net - (21.27%)		(88,889,492)

TOTAL NET ASSETS - 100.00%		$417,843,317

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 84.76%
U.S. Government - 81.91%
Treasury Inflation Protected Securities
0.500%, 04/15/2015	$1,422,456	$1,474,909
0.625%, 04/15/2013	1,562,610	1,634,759
1.125%, 01/15/2021	704,599	713,902
1.250%, 04/15/2014	1,560,645	1,666,720
1.375%, 01/15/2020	204,114	213,746
1.625%, 01/15/2015 to 01/15/2018	1,367,328	1,480,027
1.875%, 07/15/2013 (F)	5,155,141	5,572,790
2.000%, 04/15/2012 to 01/15/2026	21,466,105	23,454,777
2.000%, 01/15/2014 (F)	7,244,375	7,888,444
2.125%, 01/15/2019	4,523,786	5,040,842
2.375%, 04/15/2011 to 01/15/2027	12,768,246	14,288,498
2.500%, 07/15/2016 to 01/15/2029	15,162,683	17,192,245
2.625%, 07/15/2017	637,440	731,264
3.000%, 07/15/2012	367,951	394,024
3.375%, 01/15/2012 to 04/15/2032	12,155,407	15,274,963

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
3.625%, 04/15/2028		$816,828	$1,051,985
3.875%, 04/15/2029		3,750,348	5,011,695

			103,085,590
U.S. Government Agency - 2.85%
Federal Home Loan Mortgage Corp.
0.214%, 03/21/2013 (P)		2,800,000	2,797,348
Small Business Administration
5.902%, 02/10/2018		716,980	795,191

			3,592,539

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $105,893,328)			$106,678,129

FOREIGN GOVERNMENT
OBLIGATIONS - 8.97%
Australia - 2.09%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,700,000	1,733,795
3.000%, 09/20/2025		500,000	561,662
4.000%, 08/20/2020		200,000	339,101

			2,634,558
Italy - 0.58%
Republic of Italy
2.100%, 09/15/2016	EUR	502,800	726,035
Japan - 5.35%
Government of Japan
zero coupon, 04/27/2011	JPY	560,000,000	6,731,849
South Korea - 0.95%
Export-Import Bank of Korea
0.523%, 10/04/2011 (P)(S)		$1,200,000	1,200,536

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,091,844)			$11,292,978

CORPORATE BONDS - 36.22%
Consumer Discretionary - 0.08%
Videotron Ltee
6.875%, 01/15/2014		100,000	101,375
Consumer Staples - 0.40%
WM Wrigley Jr. Company
1.684%, 06/28/2011 (P)(S)		500,000	500,259
Energy - 0.08%
Petroleos Mexicanos
5.500%, 01/21/2021		100,000	101,500
Financials - 34.41%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		400,000	413,783
Ally Financial, Inc.
3.512%, 02/11/2014 (P)		500,000	501,217
8.300%, 02/12/2015		500,000	548,125
American International Group, Inc.
0.413%, 10/18/2011 (P)		1,400,000	1,393,826
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2068	GBP	400,000	668,951
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	1,007,444

296

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		$200,000	$197,404
Citigroup Funding, Inc.
7.375%, 06/16/2014	EUR	600,000	932,577
Citigroup, Inc.
2.312%, 08/13/2013 (P)		$1,900,000	1,955,830
Commonwealth Bank of Australia
0.723%, 07/12/2013 (P)(S)		5,900,000	5,909,524
0.808%, 06/25/2014 (P)(S)		5,300,000	5,340,338
Danfin Funding, Ltd.
1.003%, 07/16/2013 (P)(S)		500,000	499,470
Dexia Credit Local
0.710%, 03/05/2013 (P)(S)		300,000	297,973
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,063,509
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)		100,000	101,586
Ford Motor Credit Company LLC
7.250%, 10/25/2011		2,150,000	2,212,522
7.800%, 06/01/2012		150,000	159,023
General Electric Capital Corp.
0.309%, 09/21/2012 (P)		2,700,000	2,701,882
ICICI Bank, Ltd.
2.063%, 02/24/2014 (P)(S)		200,000	198,821
ING Bank Australia, Ltd.
5.523%, 06/24/2014 (P)	AUD	600,000	624,818
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	106,750
6.625%, 11/15/2013		800,000	828,000
6.750%, 09/01/2016 (S)		100,000	107,000
7.125%, 09/01/2018 (S)		100,000	107,450
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		300,000	307,299
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	944,020
Macquarie Bank, Ltd.
2.600%, 01/20/2012 (S)		200,000	203,371
Merrill Lynch & Company, Inc.
0.540%, 06/05/2012 (P)		1,100,000	1,095,300
Morgan Stanley
0.603%, 01/09/2014 (P)		800,000	787,412
0.753%, 10/18/2016 (P)		1,300,000	1,215,798
1.388%, 11/29/2013 (P)	EUR	200,000	275,278
1.422%, 03/01/2013 (P)		200,000	279,325
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,651,362
Nordea Bank AB
1.203%, 01/14/2014 (P)(S)		1,200,000	1,211,506
Royal Bank of Scotland PLC
1.678%, 10/15/2012 (P)		300,000	299,794
3.000%, 12/09/2011 (S)		100,000	101,791
Santander US Debt SA Unipersonal
1.107%, 03/30/2012 (P)(S)		1,300,000	1,287,901
SLM Corp.
2.976%, 03/15/2012 (P)		1,027,000	1,017,038
The Goldman Sachs Group, Inc.
0.759%, 03/22/2016 (P)		2,100,000	2,024,715
The Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,509,215
Vita Capital III, Ltd.
1.425%, 01/01/2012 (P)(S)		600,000	593,580
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	419,250

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Westpac Securities NZ, Ltd.
2.500%, 05/25/2012 (S)		$200,000	$203,865

			43,305,643
Materials - 0.86%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,084,165
Telecommunication Services - 0.39%
Telefonica Emisiones SAU
0.641%, 02/04/2013 (P)		500,000	495,274

TOTAL CORPORATE BONDS (Cost $43,286,335)			$45,588,216

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.02%
Commercial & Residential - 7.43%
Arkle Master Issuer PLC
Series 4A2, Class 2006-1A,
0.404%, 02/17/2052 (P)(S)		1,300,000	1,290,575
Series 2010-1A, Class 2A,
1.464%, 05/17/2060 (P)(S)		400,000	400,374
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.620%, 06/24/2050 (P)(S)		250,000	266,046
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.649%, 05/25/2033 (P)		187,644	188,965
Series 2005-1, Class 2,
2.783%, 03/25/2035 (P)		66,398	54,201
Bear Stearns Commercial Mortgage
Securities, Series 2003-GMZ1,
Class A2 PO
05/18/2011 (S)		500,000	498,909
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.210%, 08/25/2035 (P)		93,258	89,096
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		99,267	98,854
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.420%, 05/25/2047 (P)		655,747	439,000
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1
2.969%, 11/19/2033 (P)		63,860	64,616
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A
5.383%, 02/15/2040 (S)		100,000	106,146
Granite Mortgages PLC, Series 2004-3,
Class 3A2
0.996%, 09/20/2044 (P)	GBP	231,788	356,217
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.470%, 06/25/2045 (P)		$427,170	284,755
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
1.317%, 03/06/2020 (P)(S)		250,000	250,050
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	602,157
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.044%, 01/25/2035 (P)		43,040	40,363

297

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.339%, 10/15/2054 (P)(S)	EUR	700,000	$993,118
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.062%, 11/25/2035 (P)		$139,900	121,635
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
3.006%, 07/25/2035 (P)		135,946	133,034
Series 2005-A6, Class 2A1,
3.142%, 08/25/2035 (P)		105,553	91,587
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.563%, 12/25/2033 (P)		206,620	195,766
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.500%, 11/25/2035 (P)		491,079	442,546
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.709%, 10/07/2020 (P)		279,227	279,576
Series 2010-R3, Class 2A,
0.819%, 12/08/2020 (P)		291,486	292,944
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.013%, 12/16/2049 (P)(S)		100,000	110,073
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
2.736%, 11/26/2023 (P)		6,098	5,992
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1
0.454%, 07/20/2036 (P)		118,495	97,955
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.712%, 01/25/2035 (P)		148,696	85,808
Series 2004-1, Class 4A2,
2.585%, 02/25/2034 (P)		264,555	253,467
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1
0.584%, 10/19/2034 (P)		180,647	166,517
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.300%, 05/25/2036 (P)		3,039	2,999
Vornado DP LLC, Series 2010-VNO,
Class A2FX
4.004%, 09/13/2028 (S)		600,000	575,590
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4
5.088%, 08/15/2041 (P)		100,000	106,252
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.510%, 11/25/2045 (P)		202,993	170,948
Series 2006-AR17, Class 1A1A,
1.122%, 12/25/2046 (P)		178,275	129,946
Series 2002-AR17, Class 1A,
1.512%, 11/25/2042 (P)		32,838	29,021
Series 2005-AR10, Class 3A1,
5.504%, 08/25/2035 (P)		43,568	39,032

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 1.59%
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.655%, 11/15/2016 (P)		$83,335	$83,427
Series 3172, Class FK,
0.705%, 08/15/2033 (P)		602,036	599,070
Series T-62, Class 1A1,
1.513%, 10/25/2044 (P)		763,187	754,730
Federal National Mortgage Association
Series 2006-118, Class A2,
0.310%, 12/25/2036 (P)		133,252	129,075
Series 2004-63, Class FA,
0.400%, 08/25/2034 (P)		145,237	139,124
Series 2003-W8, Class 3F2,
0.600%, 05/25/2042 (P)		127,759	126,797
Series 2004-W9, Class 1A2,
5.950%, 02/25/2044		167,751	172,457

			2,004,680

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,712,728)			$11,358,810

ASSET BACKED SECURITIES - 3.57%
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	189,299	243,556
Bear Stearns Asset
Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.300%, 11/25/2036 (P)		$7,798	7,484
Series 2006-AQ1, Class 2A1,
0.330%, 10/25/2036 (P)		146,997	141,190
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
3.005%, 08/15/2018 (P)(S)		300,000	317,700
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.550%, 04/25/2034 (P)		86,245	66,971
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.404%, 03/20/2036 (P)		142,790	134,477
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.300%, 10/25/2036 (P)		16,057	12,564
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.783%, 04/25/2017 (P)		272,783	272,786
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.611%, 06/01/2017 (P)(S)		295,727	284,299
LCM LP, Series 5A, Class A1
0.539%, 03/21/2019 (P)(S)		500,000	471,095
Navigator CDO, Ltd., Series 2003-1A,
Class A2
1.163%, 11/15/2015 (P)(S)		140,280	139,695
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.003%, 07/25/2018 (P)		93,223	93,600
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.510%, 09/25/2035 (P)		30,826	28,019
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	193,661	247,773

298

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust
Series 2010-C, Class A1,
1.905%, 12/15/2017 (P)(S)		$158,092	$159,281
Series 2009-C, Class A,
4.500%, 11/16/2043 (P)(S)		479,674	465,798
Symphony CLO, Ltd., Series 2007-3A,
Class A1A
0.553%, 05/15/2019 (P)(S)		500,000	462,757
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
0.590%, 01/25/2034 (P)(S)		460	458
Venture CDO, Ltd., Series 2006-7A,
Class A1A
0.533%, 01/20/2022 (P)(S)		700,000	617,750
Wood Street CLO BV, Series II-A,
Class A1
1.763%, 03/29/2021 (P)(S)	EUR	248,182	322,247

TOTAL ASSET BACKED SECURITIES (Cost $4,454,129)			$4,489,500

PREFERRED SECURITIES - 0.49%
Financials - 0.49%
Wells Fargo & Company,
Series L, 7.500%		600	$621,120

TOTAL PREFERRED SECURITIES (Cost $600,000)			$621,120

OPTIONS PURCHASED - 0.01%
Put - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 11/19/2012;
Strike Price : $2.00; Counterparty:
Goldman Sachs Capital
Markets LP) (I)		2,000,000	13,791

TOTAL OPTIONS PURCHASED (Cost $4,850)			$13,791

SHORT-TERM INVESTMENTS - 7.07%
Commercial Paper* - 0.87%
Banco Bradesco SA
1.291%, 06/27/2011		$600,000	$597,870
Itau Unibanco SA
1.110%, 04/20/2011		500,000	499,684

			1,097,554
Repurchase Agreement - 6.20%
Bank of America Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.140% to be repurchased at $500,002
on 04/01/2011, collateralized by
$508,000 U.S. Treasury Notes, 0.750%
due 05/31/2012 (valued at $511,648,
including interest)		500,000	500,000
BNP Paribas Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.120% to be repurchased at $500,002
on 04/01/2011, collateralized by
$504,400 U.S. Treasury Bonds, 4.500%
due 02/15/2036 (valued at $515.671,
including interest)		500,000	500,000
Credit Suisse Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.140% to be repurchased at $500,002
on 04/01/2011, collateralized by
$510,000 U.S. Treasury Notes, 0.875%
due 04/30/2011 (valued at $512,180,
including interest)		500,000	500,000

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.100% to be repurchased at $500,001
on 04/01/2011, collateralized by
$511,000 U.S. Treasury Notes, 0.750%
due 03/31/2013 (valued at $510,840,
including interest)	$500,000	$500,000
JPMorgan Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.140% to be repurchased at $500,002
on 04/01/2011, collateralized by
$503,100 U.S. Treasury Notes, 1.375%
due 02/15/2013 (valued at $510,230,
including interest)	500,000	500,000
RBS Greenwich Capital Tri-Party
Repurchase Agreement dated
03/31/2011 at 0.100% to be
repurchased at $1,100,003 on
04/01/2011, collateralized by
$1,139,000 U.S. Treasury Notes,
0.500% due 11/15/2013 (valued at
$1,125,122, including interest)	1,100,000	1,100,000
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at
$4,195,001 on 04/01/2011,
collateralized by $1,380,000 Federal
Home Loan Mortgage Corp. Discount
Notes, 0.010% due 09/30/2011 (valued
at $1,378,275, including interest), and
$2,905,000 U.S. Treasury Bills,
0.010% due 09/22/2011 (valued at
$2,902,095, including inetrest)	4,195,000	4,195,000

		7,795,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,892,554)		$8,892,554

Total Investments (Real Return Bond Trust)
(Cost $185,935,768) - 150.11%		$188,935,098
Other assets and liabilities, net - (50.11%)		(63,074,621)

TOTAL NET ASSETS - 100.00%		$125,860,477

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.01%
Consumer Discretionary - 6.16%
Auto Components - 0.07%
Johnson Controls, Inc.	7,845	$326,117
Automobiles - 0.01%
Tesla Motors, Inc. (I)	1,106	30,636
Hotels, Restaurants & Leisure - 0.55%
Ctrip.com International, Ltd., ADR (I)(L)	62,490	2,592,710
Internet & Catalog Retail - 4.68%
Amazon.com, Inc. (I)	41,325	7,443,872
Liberty Media Corp. - Interactive, Series A (I)	176,800	2,835,872
Netflix, Inc. (I)	49,950	11,854,634

		22,134,378

299

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.85%
Time Warner, Inc.	112,266	$4,007,896

		29,091,737
Health Care - 2.68%
Biotechnology - 0.96%
Amgen, Inc. (I)	46,900	2,506,805
Celgene Corp. (I)	35,800	2,059,574

		4,566,379
Health Care Equipment & Supplies - 1.28%
Medtronic, Inc.	52,800	2,077,680
Stryker Corp. (L)	22,300	1,355,840
Zimmer Holdings, Inc. (I)	43,200	2,614,896

		6,048,416
Pharmaceuticals - 0.44%
Pfizer, Inc.	102,000	2,071,620

		12,686,415
Industrials - 0.99%
Aerospace & Defense - 0.26%
Taser International, Inc. (I)(L)	303,100	1,233,617
Construction & Engineering - 0.37%
Quanta Services, Inc. (I)	78,400	1,758,512
Electrical Equipment - 0.36%
Cooper Industries PLC	23,285	1,511,197
SMA Solar Technology AG (L)	1,460	183,273

		1,694,470

		4,686,599
Information Technology - 86.23%
Communications Equipment - 7.30%
Acme Packet, Inc. (I)	45,705	3,243,227
ADTRAN, Inc. (L)	183,605	7,795,868
Alcatel-Lucent, SADR (I)(L)	251,300	1,460,053
BigBand Networks, Inc. (I)	49,600	126,480
Ciena Corp. (I)	37,900	983,884
Ixia (I)	11,600	184,208
Juniper Networks, Inc. (I)	60,952	2,564,860
Polycom, Inc. (I)	17,205	892,079
QUALCOMM, Inc.	177,445	9,729,309
Riverbed Technology, Inc. (I)	200,059	7,532,221

		34,512,189
Computers & Peripherals - 14.34%
Apple, Inc. (I)	80,385	28,010,153
Dell, Inc. (I)	608,500	8,829,335
EMC Corp. (I)	282,430	7,498,517
Hewlett-Packard Company	276,320	11,320,830
NetApp, Inc. (I)(L)	50,000	2,409,000
SanDisk Corp. (I)	77,500	3,571,975
Seagate Technology PLC (I)	186,800	2,689,920
Synaptics, Inc. (I)(L)	127,200	3,436,944

		67,766,674
Electronic Equipment, Instruments & Components - 3.07%
Amphenol Corp., Class A	34,792	1,892,337
Corning, Inc.	85,900	1,772,117
Dolby Laboratories, Inc., Class A (I)	24,600	1,210,566
Hitachi, Ltd.	1,101,000	5,677,822
Samsung Electro-Mechanics Company, Ltd.	420	44,907
TPK Holding Company, Ltd. (I)	110,000	3,025,454
Trimble Navigation, Ltd. (I)	17,400	879,396

		14,502,599

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 13.06%
Akamai Technologies, Inc. (I)	72,900	$2,770,200
Baidu, Inc., SADR (I)	64,065	8,828,798
Bitauto Holdings, Ltd., ADR (I)(L)	12,600	151,074
ChinaCache International
Holdings, Ltd., ADR (I)	100	1,823
eBay, Inc. (I)	75,045	2,329,397
Equinix, Inc. (I)	53,500	4,873,850
Facebook, Inc., Class B (I)(R)	33,516	837,900
Google, Inc., Class A (I)	41,425	24,283,749
Netease.com, Inc., ADR (I)	90,975	4,504,172
RealNetworks, Inc. (I)	560,600	2,085,432
SINA Corp. (I)(L)	39,385	4,215,770
Tencent Holdings, Ltd.	1,200	29,157
Yahoo!, Inc. (I)	278,654	4,639,589
Youku.com, Inc., Class A (I)	873,100	2,189,274

		61,740,185
IT Services - 4.12%
Accenture PLC, Class A	137,000	7,530,890
Cognizant Technology
Solutions Corp., Class A (I)	45,580	3,710,212
Genpact, Ltd. (I)	176,164	2,550,855
International Business Machines Corp.	34,700	5,658,529

		19,450,486
Semiconductors & Semiconductor Equipment - 19.21%
Advanced Micro Devices, Inc. (I)(L)	241,500	2,076,900
Analog Devices, Inc.	108,725	4,281,591
Applied Materials, Inc.	237,100	3,703,502
ASML Holding NV -New York
Registered Shares (I)	61,995	2,758,778
Atheros Communications, Inc. (I)	35,700	1,594,005
Atmel Corp. (I)	251,430	3,426,991
Avago Technologies, Ltd.	83,020	2,581,922
Broadcom Corp., Class A (I)	105,155	4,141,004
Cirrus Logic, Inc. (I)(L)	25,880	544,256
Cree, Inc. (I)(L)	46,200	2,132,592
Cypress Semiconductor Corp. (I)	126,235	2,446,434
First Solar, Inc. (I)(L)	35,060	5,639,050
Intel Corp. (L)	89,400	1,803,198
Intersil Corp., Class A	94,500	1,176,525
KLA-Tencor Corp.	52,170	2,471,293
Lam Research Corp. (I)	135,635	7,685,079
Marvell Technology Group, Ltd. (I)	340,900	5,300,995
MEMC Electronic Materials, Inc. (I)	168,500	2,183,760
Micron Technology, Inc. (I)	332,400	3,809,304
National Semiconductor Corp.	530,000	7,600,200
NVIDIA Corp. (I)	46,800	863,928
ON Semiconductor Corp. (I)(L)	685,915	6,769,981
Seoul Semiconductor Company, Ltd.	1,576	61,466
Skyworks Solutions, Inc. (I)(L)	148,145	4,802,861
Spansion, Inc., Class A (I)	52,205	974,667
SunPower Corp., Class A (I)(L)	28,800	493,632
SunPower Corp., Class B (I)	124,395	2,073,665
Texas Instruments, Inc.	153,230	5,295,629
Tokyo Electron, Ltd.	37,900	2,089,102

		90,782,310
Software - 25.13%
Adobe Systems, Inc. (I)	131,100	4,347,276
Autodesk, Inc. (I)	39,377	1,736,919
Autonomy Corp. PLC (I)	119,800	3,057,447
Blackboard, Inc. (I)(L)	114,100	4,134,984
BMC Software, Inc. (I)	35,500	1,765,770
CA, Inc.	224,100	5,418,738
Check Point Software Technologies, Ltd. (I)(L)	36,100	1,842,905

300

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Citrix Systems, Inc. (I)	103,890	$7,631,759
CommVault Systems, Inc. (I)	40,500	1,615,140
Electronic Arts, Inc. (I)	246,986	4,823,637
Informatica Corp. (I)	62,375	3,257,846
Intuit, Inc. (I)	132,540	7,037,874
Longtop Financial Technologies, Ltd. (I)(L)	50,185	1,576,813
Microsoft Corp.	902,220	22,880,299
Monotype Imaging Holdings, Inc. (I)	30,900	448,050
Nintendo Company, Ltd.	49,600	13,398,798
Oracle Corp.	210,020	7,008,367
RealD, Inc. (I)(L)	24,400	667,584
Red Hat, Inc. (I)	26,500	1,202,835
Rovi Corp. (I)	11,914	639,186
Salesforce.com, Inc. (I)(L)	60,970	8,144,373
SuccessFactors, Inc. (I)(L)	130,922	5,117,741
TIBCO Software, Inc. (I)	334,910	9,126,298
UBISOFT Entertainment SA (I)	185,911	1,901,828

		118,782,467

		407,536,910
Materials - 0.70%
Chemicals - 0.70%
Monsanto Company	18,000	1,300,680
STR Holdings, Inc. (I)(L)	64,400	1,235,192
Wacker Chemie AG	3,450	775,967

		3,311,839

		3,311,839
Telecommunication Services - 0.25%
Diversified Telecommunication Services - 0.22%
China Unicom, Ltd.	634,000	1,054,316
Wireless Telecommunication Services - 0.03%
American Tower Corp., Class A (I)	2,465	127,736

		1,182,052

TOTAL COMMON STOCKS (Cost $368,548,002)		$458,495,552

PREFERRED SECURITIES - 0.43%
Information Technology - 0.43%
Internet Software & Services - 0.43%
Angie’s List, Inc. (I)	8,678	615,116
Silver Spring Networks (I)(R)	38,600	235,460
Twitter, Inc. (I)(R)	78,144	1,193,259

		2,043,835

		2,043,835

TOTAL PREFERRED SECURITIES (Cost $1,417,426)		$2,043,835

INVESTMENT COMPANIES - 0.02%
Investment Companies - 0.02%
iShares Asia Trust Fund	47,000	80,502

TOTAL INVESTMENT COMPANIES (Cost $85,390)		$80,502

SECURITIES LENDING COLLATERAL - 8.77%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,143,451	41,463,096

TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,463,785)		$41,463,096

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.56%
Money Market Funds* - 0.54%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$463,960	$463,960
T.Rowe Price Prime Reserve Fund, 0.1942%	2,078,060	2,078,060

		2,542,020
Repurchase Agreement - 2.02%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $9,525,003 on 04/01/2011,
collateralized by $9,815,000 Federal Home
Loan Bank, 0.800% due 11/18/2013 (valued
at $9,716,850, including interest)	9,525,000	9,525,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,067,020)		$12,067,020

Total Investments (Science & Technology Trust)
(Cost $423,581,623) - 108.79%		$514,150,005
Other assets and liabilities, net - (8.79%)		(41,535,860)

TOTAL NET ASSETS - 100.00%		$472,614,145

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.59%
U.S. Government - 23.14%
U.S. Treasury Notes
0.750%, 08/15/2013 (L)	$29,505,000	$29,332,130
1.125%, 12/15/2012	20,830,000	20,981,351
1.250%, 08/31/2015 to 09/30/2015	13,420,000	12,972,196
1.500%, 12/31/2013	3,680,000	3,711,339
1.750%, 03/31/2014	3,225,000	3,268,083
1.875%, 06/15/2012 to 06/30/2015	25,880,000	26,225,875
2.000%, 01/31/2016 (L)	5,840,000	5,788,900
2.125%, 05/31/2015	23,320,000	23,545,971
2.500%, 04/30/2015	11,425,000	11,722,233

		137,548,078
U.S. Government Agency - 72.45%
Federal Agricultural Mortgage Corp.
1.250%, 12/06/2013	14,930,000	14,869,617
2.125%, 09/15/2015	16,420,000	16,350,379
2.375%, 07/22/2015	20,010,000	19,882,516
3.250%, 08/11/2014	3,195,000	3,328,902
5.500%, 07/15/2011 (S)	14,730,000	14,954,426
Federal Farm Credit Bank
1.550%, 03/10/2014	20,500,000	20,448,484
2.625%, 04/17/2014	7,910,000	8,192,347
3.875%, 10/07/2013	8,430,000	8,991,253
Federal Home Loan Bank
1.000%, 11/18/2013	12,155,000	12,079,068
3.625%, 10/18/2013	7,765,000	8,219,672
1.625%, 04/14/2014	8,205,000	8,161,029
1.770%, 04/11/2014	6,565,000	6,548,607
Federal Home Loan Mortgage Corp.
1.125%, 10/25/2013	23,000,000	22,881,458
2.667%, 11/01/2033 (P)	56,987	59,902
2.875%, 02/09/2015	6,680,000	6,910,012
4.239%, 09/01/2039 (P)	825,314	868,850
4.500%, 11/01/2024	6,968,218	7,293,217
5.398%, 01/01/2037 (P)	502,876	533,677
5.500%, 11/01/2035	1,243,292	1,329,111

301

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.571%, 05/01/2037 (P)	$547,071	$580,579
6.000%, 11/01/2028 to 12/01/2028	346,566	378,078
6.500%, 11/01/2037 to 04/01/2039	1,403,206	1,568,562
7.000%, 05/01/2011 to 06/01/2032	526,803	597,364
9.000%, 10/01/2017	8,723	9,701
9.500%, 08/01/2020	39,452	45,687
12.000%, 07/01/2020	3,930	4,414
Federal National Mortgage Association
1.250%, 02/27/2014	8,230,000	8,199,294
2.000%, 04/15/2013 to 01/28/2015	32,255,000	32,258,915
2.250%, 01/01/2033 (P)	27,500	28,630
2.375%, 07/28/2015	7,040,000	7,104,078
2.561%, 09/01/2033 (P)	209,636	219,489
2.625%, 03/14/2016	7,860,000	7,834,455
2.795%, 12/01/2036 (P)	65,121	68,526
3.150%, 10/01/2040 (P)	16,570,436	16,979,568
3.518%, 07/01/2039 (P)	72,672	75,748
4.197%, 08/01/2039 (P)	2,581,025	2,701,021
4.280%, 05/01/2034 (P)	180,451	191,035
4.500%, 06/01/2023 to 03/01/2026	20,239,404	21,212,298
4.948%, 04/01/2048 (P)	22,653	24,023
5.000%, 04/01/2019 to 03/01/2025	3,144,600	3,342,666
5.500%, 04/01/2018 to 05/01/2038	10,817,185	11,598,473
6.000%, 10/01/2036 to 03/01/2037	5,071,197	5,535,962
6.500%, 02/01/2026 to 01/01/2039	30,303,744	33,905,747
7.000%, 07/01/2022 to 07/01/2034	1,260,277	1,435,028
7.500%, 09/01/2029 to 07/01/2034	301,820	342,592
8.000%, 07/01/2014 to 03/01/2033	574,787	650,496
8.500%, 08/01/2019	138,205	157,101
9.000%, 05/01/2021	6,737	7,328
11.500%, 09/15/2013 to 09/01/2019	19,862	21,360
12.000%, 01/01/2013 to 04/20/2016	64,733	72,520
12.500%, 09/20/2015	7,931	8,767
13.500%, 11/15/2014	3,449	3,585
Government National Mortgage Association
3.500%, 10/20/2039 (P)	3,206,724	3,333,956
3.750%, 10/20/2039 (P)	1,980,623	2,063,953
4.000%, 08/20/2039 to 12/20/2039 (P)	9,326,804	9,765,844
5.000%, 03/20/2040	259,115	274,897
6.000%, 09/15/2038 to 01/20/2039	1,442,580	1,578,925
6.500%, 02/15/2034 to 09/15/2034	609,442	688,929
7.500%, 02/15/2022 to 12/15/2027	258,237	294,395
8.000%, 12/15/2025	123,996	129,862
8.500%, 11/15/2015 to 06/15/2025	302,861	340,304
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,038,379
4.750%, 08/01/2013	6,925,000	7,494,214
6.000%, 03/15/2013	6,365,000	6,982,513
6.790%, 05/23/2012	30,729,000	32,952,796
7.140%, 05/23/2012	3,300,000	3,545,174

		430,549,758

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $564,464,076)		$568,097,836

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.38%
U.S. Government Agency - 3.38%
Federal Home Loan Mortgage Corp.
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	687,844
Series 3499, Class PA,
4.500%, 08/15/2036	1,736,528	1,806,739

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2003-W14, Class 2A,
4.223%, 01/25/2043 (P)	$1,185,987	$1,216,749
Series 2010-53, Class MA,
4.500%, 09/25/2037	4,639,595	4,859,119
Government National Mortgage Association
Series 2010-88, Class BA,
4.500%, 01/20/2036	9,515,376	9,963,430
Series 2010-91, Class GA,
4.500%, 09/20/2036	1,462,339	1,537,575

		20,071,456

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $20,220,746)		$20,071,456

PREFERRED SECURITIES - 0.02%
Financials - 0.02%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160%
or 7.875%) (I)(Q)	39,750	67,575
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then the
higher of 3 month LIBOR + 4.230%
or 7.750%) (I)(Q)	28,575	48,578

		116,153

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$116,153

SECURITIES LENDING COLLATERAL - 0.87%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	518,386	5,187,436

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,187,125)		$5,187,436

SHORT-TERM INVESTMENTS - 2.94%
U.S. Government & Agency
Obligations* - 2.02%
Federal Home Loan Bank Discount Notes,
0.0011%, 04/01/2011	$12,000,000	$12,000,000

REPURCHASE AGREEMENT - 0.92%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $5,435,002 on 04/01/2011,
collateralized by $5,320,000 U.S. Treasury
Note, 3.125% due 04/30/2017 (valued at
$5,544,583, including interest)	5,435,000	5,435,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,435,000)		$17,435,000

Total Investments (Short Term Government Income Trust)
(Cost $609,015,072) - 102.80%		$610,907,881
Other assets and liabilities, net - (2.80%)		(16,614,988)

TOTAL NET ASSETS - 100.00%		$594,292,893

302

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.08%
Consumer Discretionary - 18.88%
Automobiles - 0.97%
Thor Industries, Inc.	135,548	$4,523,237
Distributors - 0.72%
LKQ Corp. (I)	139,300	3,357,130
Diversified Consumer Services - 1.48%
Estacio Participacoes SA	311,490	5,055,882
Weight Watchers International, Inc.	26,000	1,822,600

		6,878,482
Hotels, Restaurants & Leisure - 2.65%
AFC Enterprises, Inc. (I)	141,951	2,147,719
Domino’s Pizza UK & IRL PLC	517,082	3,552,334
Domino’s Pizza, Inc. (I)	177,770	3,276,301
The Cheesecake Factory, Inc. (I)(L)	111,202	3,346,068

		12,322,422
Household Durables - 2.22%
Tempur-Pedic International, Inc. (I)	204,308	10,350,243
Internet & Catalog Retail - 0.84%
Shutterfly, Inc. (I)	74,666	3,909,512
Leisure Equipment & Products - 1.20%
Brunswick Corp.	220,858	5,616,419
Media - 0.96%
Cinemark Holdings, Inc.	230,560	4,461,336
Multiline Retail - 1.16%
Big Lots, Inc. (I)	124,042	5,387,144
Specialty Retail - 3.19%
Dick’s Sporting Goods, Inc. (I)	119,150	4,763,617
Lumber Liquidators Holdings, Inc. (I)(L)	136,722	3,416,683
The Children’s Place Retail Stores, Inc. (I)	38,136	1,900,317
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	98,850	4,757,651

		14,838,268
Textiles, Apparel & Luxury Goods - 3.49%
Columbia Sportswear Company (L)	66,750	3,966,285
Hanesbrands, Inc. (I)	273,472	7,394,683
Under Armour, Inc., Class A (I)(L)	71,700	4,879,185

		16,240,153

		87,884,346
Consumer Staples - 3.36%
Food & Staples Retailing - 0.57%
Fresh Market, Inc. (I)(L)	70,300	2,653,122
Food Products - 2.79%
Green Mountain Coffee Roasters, Inc. (I)(L)	200,940	12,982,733

		15,635,855
Energy - 5.83%
Energy Equipment & Services - 3.03%
Global Industries, Ltd. (I)	294,087	2,879,112
Gulfmark Offshore, Inc., Class A (I)	81,684	3,635,755
Hornbeck Offshore Services, Inc. (I)(L)	72,600	2,239,710
Tidewater, Inc.	89,630	5,364,356

		14,118,933
Oil, Gas & Consumable Fuels - 2.80%
Cabot Oil & Gas Corp. (L)	99,730	5,282,698
James River Coal Company (I)	119,404	2,885,995
Rosetta Resources, Inc. (I)	102,510	4,873,325

		13,042,018

		27,160,951

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 1.81%
Capital Markets - 0.69%
Evercore Partners, Inc., Class A	92,001	$3,154,714
Stifel Financial Corp. (I)	765	54,919

		3,209,633
Consumer Finance - 0.40%
Green Dot Corp., Class A (I)(L)	42,920	1,841,697
Diversified Financial Services - 0.72%
Justice Holdings, Ltd. (I)	212,905	3,372,727

		8,424,057
Health Care - 14.77%
Biotechnology - 4.04%
Ardea Biosciences, Inc. (I)(L)	50,808	1,457,682
Exelixis, Inc. (I)	199,000	2,248,700
Incyte Corp. (I)(L)	148,740	2,357,529
Onyx Pharmaceuticals, Inc. (I)	65,780	2,314,140
Pharmasset, Inc. (I)	41,400	3,258,594
Regeneron Pharmaceuticals, Inc. (I)	95,680	4,299,859
Seattle Genetics, Inc. (I)(L)	184,890	2,878,737

		18,815,241
Health Care Equipment & Supplies - 4.40%
Gen-Probe, Inc. (I)	108,930	7,227,506
HeartWare International, Inc. (I)(L)	41,575	3,555,910
NuVasive, Inc. (I)(L)	90,520	2,291,966
Volcano Corp. (I)	144,240	3,692,544
Zoll Medical Corp. (I)	82,980	3,718,334

		20,486,260
Health Care Providers & Services - 1.28%
WellCare Health Plans, Inc. (I)	141,980	5,956,061
Health Care Technology - 1.96%
Allscripts-Misys Healthcare Solutions, Inc. (I)	153,510	3,222,175
SXC Health Solutions Corp. (I)	108,200	5,929,360

		9,151,535
Life Sciences Tools & Services - 1.98%
Parexel International Corp. (I)	112,910	2,811,459
Pharmaceutical Product Development, Inc. (L)	231,190	6,406,275

		9,217,734
Pharmaceuticals - 1.11%
Auxilium Pharmaceuticals, Inc. (I)(L)	94,200	2,022,474
Salix Pharmaceuticals, Ltd. (I)	89,430	3,132,733

		5,155,207

		68,782,038
Industrials - 20.15%
Aerospace & Defense - 0.91%
AerCap Holdings NV (I)	60,119	755,696
DigitalGlobe, Inc. (I)	124,430	3,487,773

		4,243,469
Airlines - 0.95%
Copa Holdings SA, Class A	84,120	4,441,536
Building Products - 0.97%
Trex Company, Inc. (I)(L)	139,071	4,536,496
Commercial Services & Supplies - 2.60%
Corrections Corp. of America (I)	146,560	3,576,064
Sykes Enterprises, Inc. (I)	232,405	4,594,647
The Geo Group, Inc. (I)	153,620	3,938,817

		12,109,528

303

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 1.83%
Aecom Technology Corp. (I)	198,820	$5,513,279
Foster Wheeler AG (I)	79,380	2,986,276

		8,499,555
Machinery - 2.22%
Commercial Vehicle Group, Inc. (I)	165,351	2,949,862
Meritor, Inc. (I)	293,020	4,972,549
Sauer-Danfoss, Inc. (I)	47,400	2,414,082

		10,336,493
Professional Services - 2.09%
The Advisory Board Company (I)	116,980	6,024,470
TrueBlue, Inc. (I)	219,197	3,680,318

		9,704,788
Road & Rail - 6.06%
Con-way, Inc. (L)	103,217	4,055,396
J.B. Hunt Transport Services, Inc.	152,550	6,928,821
Localiza Rent A Car SA	284,190	4,560,548
Old Dominion Freight Line, Inc. (I)	150,710	5,288,414
Vitran Corp., Inc. (I)	211,549	2,980,725
Werner Enterprises, Inc.	166,566	4,409,002

		28,222,906
Trading Companies & Distributors - 2.52%
RSC Holdings, Inc. (I)	216,925	3,119,382
Rush Enterprises, Inc., Class A (I)	50,195	993,861
United Rentals, Inc. (I)(L)	228,290	7,597,491

		11,710,734

		93,805,505
Information Technology - 32.37%
Communications Equipment - 6.90%
AAC Acoustic Technologies Holdings, Inc.	1,275,290	3,450,867
Acme Packet, Inc. (I)	65,750	4,665,620
ADTRAN, Inc.	103,280	4,385,269
Aruba Networks, Inc. (I)(L)	126,510	4,281,098
Finisar Corp. (I)(L)	112,140	2,758,644
Ixia (I)	116,420	1,848,750
JDS Uniphase Corp. (I)	128,570	2,679,399
Polycom, Inc. (I)	155,210	8,047,639

		32,117,286
Electronic Equipment, Instruments & Components - 1.86%
Jabil Circuit, Inc. (L)	423,770	8,657,621
Internet Software & Services - 3.60%
Ancestry.com, Inc. (I)(L)	88,076	3,122,294
Demand Media, Inc. (I)(L)	142,230	3,349,517
Dice Holdings, Inc. (I)	284,260	4,295,169
LivePerson, Inc. (I)	85,100	1,075,664
Quinstreet, Inc. (I)(L)	216,773	4,927,250

		16,769,894
IT Services - 2.58%
Forrester Research, Inc.	107,630	4,121,153
Gartner, Inc. (I)	63,500	2,646,045
Hisoft Technology International, Ltd., ADR (I)	113,765	2,130,818
Syntel, Inc.	59,350	3,099,851

		11,997,867
Semiconductors & Semiconductor Equipment - 5.01%
Applied Micro Circuits Corp. (I)	306,920	3,185,830
Cavium Networks, Inc. (I)(L)	135,480	6,087,116
Cymer, Inc. (I)	82,000	4,639,560
Cypress Semiconductor Corp. (I)	184,550	3,576,579

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. (I)(L)	180,860	$5,863,481

		23,352,566
Software - 12.42%
Ariba, Inc. (I)	141,510	4,831,151
BroadSoft, Inc. (I)	85,400	4,072,726
Cadence Design Systems, Inc. (I)	556,280	5,423,730
CommVault Systems, Inc. (I)	76,960	3,069,165
Concur Technologies, Inc. (I)	89,020	4,936,159
Fortinet, Inc. (I)	49,760	2,189,440
Parametric Technology Corp. (I)	156,830	3,527,107
Quest Software, Inc. (I)	83,410	2,117,780
RealD, Inc. (I)(L)	135,630	3,710,837
RealPage, Inc. (I)	115,160	3,193,387
SuccessFactors, Inc. (I)(L)	199,970	7,816,827
TIBCO Software, Inc. (I)	205,710	5,605,598
Totvs SA	171,700	3,296,968
Velti PLC (I)(L)	320,939	4,040,622

		57,831,497

		150,726,731
Materials - 1.91%
Chemicals - 1.91%
LSB Industries, Inc. (I)	94,890	3,761,440
Methanex Corp.	164,650	5,142,014

		8,903,454

		8,903,454

TOTAL COMMON STOCKS (Cost $361,306,803)		$461,322,937

SECURITIES LENDING COLLATERAL - 18.05%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	8,396,342	84,021,352

TOTAL SECURITIES LENDING
COLLATERAL (Cost $84,023,765)		$84,021,352

SHORT-TERM INVESTMENTS - 2.25%
Repurchase Agreement - 2.25%
Bank of New York Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.150% to
be repurchased at $10,500,044 on
04/01/2011, collateralized by $10,678,977
Federal Home Loan Mortage Corp., 3.500%
due 01/01/2026 (valued at $10,710,001,
including interest)	$10,500,000	$10,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,500,000)		$10,500,000

Total Investments (Small Cap Growth Trust)
(Cost $455,830,568) - 119.38%		$555,844,289
Other assets and liabilities, net - (19.38%)		(90,229,108)

TOTAL NET ASSETS - 100.00%		$465,615,181

304

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.34%
Consumer Discretionary - 12.99%
Auto Components - 0.95%
American Axle &
Manufacturing Holdings, Inc. (I)	39,291	$494,674
Amerigon, Inc. (I)(L)	14,629	223,385
Cooper Tire & Rubber Company	39,619	1,020,189
Dana Holding Corp. (I)	90,740	1,577,969
Dorman Products, Inc. (I)	7,311	307,720
Drew Industries, Inc.	12,653	282,541
Exide Technologies (I)	49,227	550,358
Fuel Systems Solutions, Inc. (I)	9,329	281,549
Modine Manufacturing Company (I)	30,145	486,540
Spartan Motors, Inc.	23,732	162,802
Standard Motor Products, Inc.	13,109	181,297
Stoneridge, Inc. (I)	10,206	149,212
Superior Industries International, Inc.	15,178	389,164
Tenneco, Inc. (I)	38,783	1,646,338

		7,753,738
Automobiles - 0.03%
Winnebago Industries, Inc. (I)	19,447	260,006
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.15%
Audiovox Corp., Class A (I)	10,764	86,112
Core-Mark Holding Company, Inc. (I)(L)	7,245	239,447
Pool Corp.	32,721	788,903
Weyco Group, Inc.	5,069	123,988

		1,238,450
Diversified Consumer Services - 1.09%
American Public Education, Inc. (I)(L)	12,059	487,787
Archipelago Learning, Inc. (I)	8,678	74,197
Bridgepoint Education, Inc. (I)(L)	12,827	219,342
Capella Education Company (I)(L)	10,939	544,653
Coinstar, Inc. (I)(L)	20,590	945,493
Corinthian Colleges, Inc. (I)(L)	56,727	250,733
CPI Corp. (L)	3,848	86,618
Grand Canyon Education, Inc. (I)(L)	20,340	294,930
K12, Inc. (I)	16,469	555,005
Lincoln Educational Services Corp.	10,959	174,139
Mac-Gray Corp.	8,686	140,105
Matthews International Corp., Class A	19,658	757,816
Pre-Paid Legal Services, Inc. (I)(L)	4,947	326,502
Regis Corp. (L)	35,671	632,804
Sotheby’s	43,580	2,292,308
Steiner Leisure, Ltd. (I)	9,819	454,227
Stewart Enterprises, Inc., Class A (L)	53,004	404,951
Universal Technical Institute, Inc.	13,848	269,344

		8,910,954
Hotels, Restaurants & Leisure - 2.28%
AFC Enterprises, Inc. (I)	17,697	267,756
Ambassadors Group, Inc.	14,262	156,169
Ameristar Casinos, Inc.	17,650	313,288
Biglari Holdings, Inc. (I)	944	399,831
BJ’s Restaurants, Inc. (I)(L)	14,734	579,488
Bob Evans Farms, Inc.	19,999	651,967
Boyd Gaming Corp. (I)(L)	35,318	330,930
Buffalo Wild Wings, Inc. (I)(L)	11,931	649,404
California Pizza Kitchen, Inc. (I)	13,008	219,575
CEC Entertainment, Inc.	14,503	547,198
Churchill Downs, Inc. (L)	7,433	308,470
Cracker Barrel Old Country Store, Inc.	15,591	766,142
Denny’s Corp. (I)	67,326	273,344
DineEquity, Inc. (I)	11,723	644,531

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc. (I)	24,750	$456,143
Gaylord Entertainment Company (I)(L)	22,561	782,415
Interval Leisure Group, Inc. (I)	26,569	434,403
Isle of Capri Casinos, Inc. (I)	11,213	106,524
Jack in the Box, Inc. (I)	35,883	813,826
Jamba, Inc. (I)	43,139	94,906
Krispy Kreme Doughnuts, Inc. (I)	38,693	272,399
Life Time Fitness, Inc. (I)(L)	27,243	1,016,436
Marcus Corp.	14,133	154,050
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	11,097	80,120
Monarch Casino & Resort, Inc. (I)	7,161	74,474
Morgans Hotel Group Company (I)(L)	15,723	154,085
Multimedia Games, Inc. (I)	21,411	122,685
O’Charley’s, Inc. (I)(L)	13,046	77,885
Orient-Express Hotels, Ltd., Class A (I)	59,015	730,016
P.F. Chang’s China Bistro, Inc. (L)	15,105	697,700
Papa John’s International, Inc. (I)	14,215	450,189
Peet’s Coffee & Tea, Inc. (I)(L)	7,877	378,805
Pinnacle Entertainment, Inc. (I)	39,786	541,885
Red Robin Gourmet Burgers, Inc. (I)	10,575	284,468
Ruby Tuesday, Inc. (I)	42,106	552,010
Ruth’s Hospitality Group, Inc. (I)(L)	21,847	112,731
Scientific Games Corp., Class A (I)	42,823	374,273
Shuffle Master, Inc. (I)	35,894	383,348
Sonic Corp. (I)	41,033	371,349
Speedway Motorsports, Inc.	3,794	60,628
Texas Roadhouse, Inc., Class A	37,502	637,159
The Cheesecake Factory, Inc. (I)(L)	39,205	1,179,678
Vail Resorts, Inc. (I)	23,622	1,151,809

		18,654,492
Household Durables - 0.68%
American Greetings Corp., Class A (L)	25,793	608,715
Beazer Homes USA, Inc. (I)(L)	49,365	225,598
Blyth, Inc.	3,696	120,083
Cavco Industries, Inc. (I)	4,684	211,529
CSS Industries, Inc.	6,074	114,495
Ethan Allen Interiors, Inc. (L)	16,255	355,985
Furniture Brands International, Inc. (I)(L)	29,563	134,512
Helen of Troy, Ltd. (I)	19,916	585,530
Hooker Furniture Corp.	7,967	95,285
Hovnanian Enterprises, Inc., Class A (I)(L)	35,938	126,861
iRobot Corp. (I)	13,869	456,151
Kid Brands, Inc. (I)	9,664	71,030
La-Z-Boy, Inc. (I)	33,651	321,367
Libbey, Inc. (I)	11,504	189,816
Lifetime Brands, Inc. (I)	6,965	104,475
M/I Homes, Inc. (I)	12,856	192,711
Meritage Homes Corp. (I)	21,070	508,419
Ryland Group, Inc.	28,829	458,381
Sealy Corp. (I)(L)	33,367	84,752
Skyline Corp.	5,314	106,546
Standard Pacific Corp. (I)(L)	70,502	262,972
Universal Electronics, Inc. (I)	9,035	267,075

		5,602,288
Internet & Catalog Retail - 0.41%
Blue Nile, Inc. (I)(L)	8,330	449,737
drugstore.com, Inc. (I)	64,720	249,172
Gaiam, Inc., Class A	12,342	81,457
HSN, Inc. (I)	25,270	809,398
NutriSystem, Inc. (L)	17,848	258,618
Orbitz Worldwide, Inc. (I)	11,404	40,712
Overstock.com, Inc. (I)(L)	9,980	156,886

305

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
PetMed Express, Inc.	15,527	$246,258
Shutterfly, Inc. (I)	17,644	923,840
US Auto Parts Network, Inc. (I)	7,660	66,642
Vitacost.com, Inc. (I)	10,741	61,224

		3,343,944
Leisure Equipment & Products - 0.68%
Arctic Cat, Inc. (I)	8,455	131,475
Brunswick Corp.	57,604	1,464,870
Callaway Golf Company (L)	42,944	292,878
Eastman Kodak Company (I)(L)	175,244	566,038
Jakks Pacific, Inc. (I)(L)	18,608	360,065
Leapfrog Enterprises, Inc. (I)	23,521	101,611
Polaris Industries, Inc. (L)	20,265	1,763,460
RC2 Corp. (I)	14,321	402,420
Smith & Wesson Holding Corp. (I)(L)	40,126	142,447
Sturm Ruger & Company, Inc.	13,456	309,084

		5,534,348
Media - 1.18%
AH Belo Corp. (I)	12,551	104,926
Arbitron, Inc.	17,462	699,004
Ascent Media Corp., Class A (I)	9,616	469,742
Ballantyne of Omaha, Inc. (I)	11,040	79,157
Belo Corp., Class A (I)	60,377	531,921
Carmike Cinemas, Inc. (I)	7,733	55,291
Cinemark Holdings, Inc.	36,752	711,151
CKX, Inc. (I)	37,211	157,030
Cumulus Media, Inc., Class A (I)(L)	17,034	73,928
Dex One Corp. (I)	33,367	161,496
Entercom Communications Corp., Class A (I)	16,100	177,422
Entravision
Communications Corp., Class A (I)	35,393	95,915
EW Scripps Company (I)	21,069	208,583
Fisher Communications, Inc. (I)	5,356	166,464
Global Sources, Ltd. (I)	15,968	185,708
Gray Television, Inc. (I)	35,755	74,013
Harte-Hanks, Inc.	25,579	304,390
Journal Communications, Inc., Class A (I)	29,323	175,938
Knology, Inc. (I)	20,386	263,183
Lee Enterprises, Inc. (I)(L)	32,601	88,023
LIN TV Corp., Class A (I)	22,067	130,857
Lions Gate Entertainment Corp. (I)(L)	47,100	294,375
Live Nation Entertainment, Inc. (I)(L)	91,208	912,080
LodgeNet Interactive Corp. (I)(L)	18,233	66,368
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	20,255	75,146
Media General, Inc., Class A (I)(L)	15,366	105,718
National CineMedia, Inc.	32,901	614,262
Rentrak Corp. (I)	6,622	178,264
Scholastic Corp. (L)	19,343	523,035
Sinclair Broadcast Group, Inc., Class A	31,137	390,458
SuperMedia, Inc. (I)(L)	8,929	55,717
The McClatchy Company, Class A (I)(L)	39,870	135,558
Valassis Communications, Inc. (I)	32,452	945,651
Warner Music Group Corp. (I)(L)	29,366	198,808
World Wrestling
Entertainment, Inc., Class A (L)	16,800	211,176

		9,620,758
Multiline Retail - 0.43%
99 Cents Only Stores (I)	29,592	580,003
Dillard’s, Inc., Class A (L)	28,185	1,130,782
Fred’s, Inc., Class A	26,172	348,611
Retail Ventures, Inc. (I)	15,076	260,061
Saks, Inc. (I)(L)	88,127	996,716

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
The Bon-Ton Stores, Inc. (L)	8,257	$127,984
Tuesday Morning Corp. (I)	20,687	101,366

		3,545,523
Specialty Retail - 3.07%
Americas Car-Mart, Inc. (I)	6,595	170,019
Ann, Inc. (I)	38,193	1,111,798
Asbury Automotive Group, Inc. (I)	19,094	353,048
Ascena Retail Group, Inc. (I)	38,519	1,248,401
Barnes & Noble, Inc. (L)	25,113	230,788
Bebe Stores, Inc.	21,724	127,085
Big 5 Sporting Goods Corp.	15,106	180,064
Borders Group, Inc. (I)	36,758	9,557
Brown Shoe Company, Inc.	28,311	345,960
Build-A-Bear Workshop, Inc. (I)	12,554	75,952
Cabela’s, Inc. (I)	26,212	655,562
Casual Male Retail Group, Inc. (I)	28,798	141,398
Charming Shoppes, Inc. (I)	75,717	322,554
Christopher & Banks Corp.	24,466	158,540
Citi Trends, Inc. (I)	9,880	220,225
Coldwater Creek, Inc. (I)(L)	40,339	106,495
Collective Brands, Inc. (I)	42,189	910,439
Destination Maternity Corp.	7,062	162,920
DSW, Inc., Class A (I)(L)	9,189	367,192
Express, Inc.	10,526	205,678
Genesco, Inc. (I)	15,698	631,060
Group 1 Automotive, Inc. (L)	16,052	687,026
Haverty Furniture Companies, Inc.	12,649	167,726
hhgregg, Inc. (I)(L)	8,696	116,439
Hibbett Sports, Inc. (I)	18,864	675,520
Hot Topic, Inc.	30,446	173,542
Jos. A. Bank Clothiers, Inc. (I)	17,920	911,770
Kirkland’s, Inc. (I)	11,430	176,479
Lithia Motors, Inc., Class A	14,249	207,750
Lumber Liquidators Holdings, Inc. (I)(L)	14,719	367,828
MarineMax, Inc. (I)	15,595	153,767
Midas, Inc. (I)	10,935	83,871
Monro Muffler Brake, Inc.	19,483	642,549
New York & Company, Inc. (I)	14,659	102,760
OfficeMax, Inc. (I)	55,152	713,667
Pacific Sunwear of California, Inc. (I)(L)	43,543	157,190
Penske Automotive Group, Inc. (I)	28,817	576,916
Pep Boys - Manny, Moe & Jack	34,286	435,775
Pier 1 Imports, Inc. (I)	68,126	691,479
Rent-A-Center, Inc.	42,671	1,489,645
Rue21, Inc. (I)(L)	9,747	280,714
Sally Beauty Holdings, Inc. (I)(L)	61,654	863,773
Select Comfort Corp. (I)	35,708	430,638
Shoe Carnival, Inc. (I)	6,192	173,686
Sonic Automotive, Inc. (L)	26,111	365,815
Stage Stores, Inc.	25,269	485,670
Stein Mart, Inc.	17,905	181,020
Systemax, Inc. (I)	7,469	100,981
Talbots, Inc. (I)	46,051	278,148
The Buckle, Inc. (L)	16,971	685,628
The Cato Corp., Class A	18,310	448,595
The Children’s Place Retail Stores, Inc. (I)	18,020	897,937
The Finish Line, Inc., Class A	33,138	657,789
The Men’s Wearhouse, Inc.	34,104	922,854
The Wet Seal, Inc., Class A (I)	67,756	289,996
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	20,456	984,547
Vitamin Shoppe, Inc. (I)	10,464	353,997
West Marine, Inc. (I)(L)	10,662	111,205
Zumiez, Inc. (I)(L)	13,435	355,087

		25,134,514

306

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.04%
Carter’s, Inc. (I)	38,538	$1,103,343
Cherokee, Inc.	6,555	113,139
Columbia Sportswear Company (L)	7,351	436,796
CROCS, Inc. (I)(L)	55,771	994,955
Culp, Inc. (I)	7,201	66,825
Deckers Outdoor Corp. (I)	25,125	2,164,519
G-III Apparel Group, Ltd. (I)	10,100	379,558
Iconix Brand Group, Inc. (I)	47,053	1,010,698
Joe’s Jeans, Inc. (I)	33,561	35,575
K-Swiss, Inc., Class A (I)(L)	17,178	193,596
Liz Claiborne, Inc. (I)(L)	61,818	333,199
Maidenform Brands, Inc. (I)(L)	15,098	431,350
Movado Group, Inc. (L)	10,812	158,720
Oxford Industries, Inc.	9,262	316,668
Perry Ellis International, Inc. (I)	6,795	186,998
Quiksilver, Inc. (I)(L)	84,501	373,494
RG Barry Corp.	7,884	103,202
Skechers U.S.A., Inc., Class A (I)	22,486	461,862
Steven Madden, Ltd. (I)	15,969	749,425
The Jones Group, Inc.	56,556	777,645
The Timberland Company, Class A (I)	26,875	1,109,669
The Warnaco Group, Inc. (I)	28,794	1,646,729
True Religion Apparel, Inc. (I)(L)	16,817	394,695
Under Armour, Inc., Class A (I)(L)	22,832	1,553,718
Unifi, Inc. (I)	9,464	160,888
Volcom, Inc. (L)	12,797	237,128
Wolverine World Wide, Inc.	32,179	1,199,633

		16,694,027

		106,293,042
Consumer Staples - 2.85%
Beverages - 0.15%
Boston Beer Company, Inc. (I)	5,644	522,747
Coca-Cola Bottling Company Consolidated	3,062	204,664
Heckmann Corp. (I)	58,958	386,175
MGP Ingredients, Inc.	6,994	60,988
National Beverage Corp.	5,224	71,726

		1,246,300
Food & Staples Retailing - 0.79%
Casey’s General Stores, Inc.	25,006	975,234
Ingles Markets, Inc.	9,429	186,788
Nash Finch Company	8,419	319,417
Pricesmart, Inc.	10,592	388,091
Rite Aid Corp. (I)(L)	367,085	389,110
Ruddick Corp. (L)	28,837	1,112,820
Spartan Stores, Inc.	15,572	230,310
The Andersons, Inc.	12,073	588,197
The Great Atlantic & Pacific
Tea Company, Inc. (I)	23,814	5,477
The Pantry, Inc. (I)	15,488	229,687
United Natural Foods, Inc. (I)	29,744	1,333,126
Village Super Market, Inc.	5,249	152,746
Weis Markets, Inc.	7,448	301,346
Winn-Dixie Stores, Inc. (I)(L)	36,025	257,219

		6,469,568
Food Products - 1.22%
B&G Foods, Inc. (L)	31,658	594,221
Cal-Maine Foods, Inc. (L)	9,517	280,752
Calavo Growers, Inc.	7,770	169,775
Chiquita Brands International, Inc. (I)(L)	29,531	453,006
Darling International, Inc. (I)	54,047	830,702
Diamond Foods, Inc. (L)	14,380	802,404
Dole Food Company, Inc. (I)(L)	23,825	324,735

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	25,748	$672,280
Imperial Sugar Company	9,174	122,381
J & J Snack Foods Corp.	9,475	445,988
John B. Sanfilippo & Son, Inc. (I)(L)	6,635	77,630
Lancaster Colony Corp.	12,625	765,075
Limoneira Company (L)	5,768	136,702
Pilgrim’s Pride Corp. (I)	31,930	246,180
Sanderson Farms, Inc. (L)	14,909	684,621
Seneca Foods Corp., Class A (I)(L)	6,079	181,580
Smart Balance, Inc. (I)	43,016	197,443
Snyders-Lance, Inc.	17,215	341,718
The Hain Celestial Group, Inc. (I)	26,785	864,620
Tootsie Roll Industries, Inc. (L)	16,269	461,385
TreeHouse Foods, Inc. (I)(L)	22,687	1,290,210

		9,943,408
Household Products - 0.15%
Central Garden & Pet Company, Class A (I)	37,099	341,682
Oil-Dri Corp of America	4,345	92,549
Spectrum Brands Holdings, Inc. (I)	11,902	330,400
WD-40 Company	11,109	470,355

		1,234,986
Personal Products - 0.33%
Elizabeth Arden, Inc. (I)	16,058	481,901
Inter Parfums, Inc.	9,783	181,083
Medifast, Inc. (I)(L)	8,995	177,651
Nu Skin Enterprises, Inc., Class A	31,872	916,320
Nutraceutical International Corp. (I)	7,362	110,283
Prestige Brands Holdings, Inc. (I)	27,586	317,239
Revlon, Inc. (I)	7,656	121,501
Synutra International, Inc. (I)(L)	12,771	146,867
The Female Health Company	15,038	75,040
USANA Health Sciences, Inc. (I)(L)	4,103	141,595

		2,669,480
Tobacco - 0.21%
Alliance One International, Inc. (I)(L)	59,297	238,374
Star Scientific, Inc. (I)(L)	65,499	297,365
Universal Corp. (L)	15,605	679,442
Vector Group, Ltd. (L)	29,746	514,308

		1,729,489

		23,293,231
Energy - 6.99%
Energy Equipment & Services - 2.46%
Basic Energy Services, Inc. (I)	15,242	388,823
Bristow Group, Inc. (I)	23,378	1,105,779
Cal Dive International, Inc. (I)	62,147	433,786
CARBO Ceramics, Inc. (L)	12,371	1,745,796
Complete Production Services, Inc. (I)(L)	50,552	1,608,059
Dawson Geophysical Company (I)	5,648	247,834
Dril-Quip, Inc. (I)	22,035	1,741,426
Global Industries, Ltd. (I)(L)	66,456	650,604
Gulf Islands Fabrication, Inc.	9,552	307,288
Gulfmark Offshore, Inc., Class A (I)	15,309	681,404
Helix Energy Solutions Group, Inc. (I)(L)	67,919	1,168,207
Hercules Offshore, Inc. (I)	75,831	501,243
Hornbeck Offshore Services, Inc. (I)	15,379	474,442
ION Geophysical Corp. (I)	82,671	1,049,095
Key Energy Services, Inc. (I)	81,262	1,263,624
Lufkin Industries, Inc.	19,471	1,819,954
Matrix Service Company (I)	18,220	253,258
Natural Gas Services Group, Inc. (I)	9,091	161,456
Newpark Resources, Inc. (I)	58,492	459,747

307

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
OYO Geospace Corp. (I)	2,724	$268,532
Parker Drilling Company (I)	76,249	526,881
PHI, Inc. (I)	9,591	212,153
Pioneer Drilling Company (I)	36,068	497,738
RPC, Inc. (L)	28,560	723,139
Seahawk Drilling, Inc. (I)(L)	7,748	47,495
Tesco Corp. (I)	19,972	438,385
TetraTechnologies, Inc. (I)	49,526	762,700
Union Drilling, Inc. (I)	8,705	89,226
Vantage Drilling Company (I)	89,053	160,295
Willbros Group, Inc. (I)	30,035	327,982

		20,116,351
Oil, Gas & Consumable Fuels - 4.53%
Abraxas Petroleum Corp. (I)(L)	45,508	266,222
Apco Oil and Gas International, Inc. (L)	5,899	505,898
Approach Resources, Inc. (I)	8,826	296,554
ATP Oil & Gas Corp. (I)(L)	29,088	526,784
Berry Petroleum Company, Class A	33,213	1,675,596
Bill Barrett Corp. (I)	29,731	1,186,564
BPZ Resources, Inc. (I)(L)	63,901	339,314
Brigham Exploration Company (I)(L)	75,561	2,809,358
Callon Petroleum Company (I)(L)	20,164	156,674
Camac Energy, Inc. (I)(L)	31,878	47,817
Carrizo Oil & Gas, Inc. (I)(L)	20,360	751,895
Cheniere Energy, Inc. (I)(L)	38,525	358,668
Clayton Williams Energy, Inc. (I)	3,879	410,010
Clean Energy Fuels Corp. (I)(L)	26,493	433,955
Cloud Peak Energy, Inc. (I)	20,562	443,934
Contango Oil & Gas Company (I)	7,782	492,134
Crosstex Energy, Inc. (L)	27,713	275,744
CVR Energy, Inc. (I)	20,097	465,447
Delta Petroleum Corp. (I)(L)	126,905	115,484
DHT Holdings, Inc. (L)	36,838	177,191
Endeavour International Corp. (I)(L)	13,915	176,721
Energy Partners, Ltd. (I)	18,917	340,506
Energy XXI Bermuda, Ltd. (I)	40,150	1,369,115
FX Energy, Inc. (I)	29,812	249,228
Gastar Exploration, Ltd. (I)	29,828	144,964
General Maritime Corp. (L)	51,732	106,051
Georesources, Inc. (I)	8,965	280,336
GMX Resources, Inc. (I)(L)	21,381	131,921
Golar LNG Energy, Ltd.	3,332	13,197
Golar LNG, Ltd.	23,751	607,551
Goodrich Petroleum Corp. (I)(L)	16,110	357,964
Green Plains Renewable Energy, Inc. (I)(L)	10,704	128,662
Gulfport Energy Corp. (I)	17,629	637,288
Harvest Natural Resources, Inc. (I)(L)	21,764	331,683
Hess Corp.	4,525	385,575
Houston American Energy Corp. (L)	11,882	183,102
International Coal Group, Inc. (I)	85,332	964,252
Isramco, Inc. (I)(L)	939	61,035
James River Coal Company (I)(L)	18,289	442,045
Knightsbridge Tankers, Ltd. (L)	14,228	356,269
Kodiak Oil & Gas Corp. (I)(L)	108,925	729,798
L&L Energy, Inc. (I)(L)	11,481	79,449
Magnum Hunter Resources Corp. (I)(L)	33,483	286,949
McMoRan Exploration Company (I)(L)	54,123	958,518
Miller Petroleum, Inc. (L)	12,857	64,285
Nordic American Tanker Shipping, Ltd. (L)	30,288	752,354
Northern Oil and Gas, Inc. (I)(L)	28,765	768,026
Oasis Petroleum, Inc. (I)	29,985	948,126
Overseas Shipholding Group, Inc. (L)	16,598	533,460
Panhandle Oil and Gas, Inc.	5,314	168,188
Patriot Coal Corp. (I)	50,769	1,311,363

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp.	29,651	$502,881
Petroleum Development Corp. (I)	12,488	599,549
Petroquest Energy, Inc. (I)	36,413	340,826
RAM Energy Resources, Inc. (I)	43,878	91,266
Rentech, Inc. (I)(L)	144,664	180,830
Resolute Energy Corp. (I)(L)	24,656	447,260
REX American Resources Corp (I)	5,836	93,143
Rex Energy Corp. (I)(L)	21,180	246,747
Rosetta Resources, Inc. (I)	34,244	1,627,960
Scorpio Tankers, Inc. (I)	9,510	98,143
Ship Finance International, Ltd. (L)	28,881	598,703
Stone Energy Corp. (I)	28,132	938,765
Swift Energy Company (I)	24,542	1,047,453
Syntroleum Corp. (I)(L)	50,475	114,074
Teekay Tankers, Ltd., Class A (L)	18,545	193,981
Transatlantic Petroleum, Ltd. (I)	95,272	295,343
Uranium Energy Corp. (I)(L)	39,841	158,966
USEC, Inc. (I)(L)	74,177	326,379
Vaalco Energy, Inc. (I)	33,737	261,799
Venoco, Inc. (I)	13,124	224,289
W&T Offshore, Inc.	22,755	518,586
Warren Resources, Inc. (I)(L)	47,789	243,246
Western Refining, Inc. (I)(L)	33,899	574,588
World Fuel Services Corp.	43,031	1,747,489

		37,075,490

		57,191,841
Financials - 19.57%
Capital Markets - 2.28%
American Capital, Ltd. (I)	221,127	2,189,157
Apollo Investment Corp.	125,824	1,517,437
Arlington Asset Investment Corp. (L)	5,463	166,294
Artio Global Investors, Inc.	18,664	301,610
BGC Partners, Inc., Class A (L)	37,972	352,760
BlackRock Kelso Capital Corp.	44,335	449,114
Calamos Asset Management, Inc.	13,677	226,901
Capital Southwest Corp.	2,011	184,067
Cohen & Steers, Inc. (L)	11,761	349,066
Cowen Group, Inc., Class A (I)(L)	24,916	99,913
Diamond Hill Investment Group, Inc.	1,856	148,480
Duff & Phelps Corp.	18,255	291,715
Epoch Holding Corp.	9,149	144,371
Evercore Partners, Inc., Class A	10,376	355,793
FBR Capital Markets Corp. (I)	36,652	131,214
Fifth Street Finance Corp.	35,283	471,028
Financial Engines, Inc. (I)	8,736	240,764
GAMCO Investors, Inc., Class A	4,853	224,985
GFI Group, Inc.	44,348	222,627
Gladstone Capital Corp. (L)	15,144	171,279
Gladstone Investment Corp.	17,448	135,396
Gleacher & Company, Inc. (I)(L)	52,410	91,193
Harris & Harris Group, Inc. (I)(L)	24,917	134,053
Hercules Technology Growth Capital, Inc.	25,210	277,310
HFF, Inc. (I)	12,785	192,286
Internet Capital Group, Inc. (I)	24,114	342,419
Intl. FCStone, Inc. (I)(L)	8,820	224,204
Investment Technology Group, Inc. (I)	28,877	525,273
Kayne Anderson Energy
Development Company	8,112	158,671
KBW, Inc. (L)	23,368	612,008
Knight Capital Group, Inc., Class A (I)(L)	61,882	829,219
LaBranche & Company, Inc. (I)	27,225	106,994
Ladenburg Thalmann
Financial Services, Inc. (I)	66,565	76,550

308

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Main Street Capital Corp.	9,930	$183,209
MCG Capital Corp.	50,787	330,116
MF Global Holdings, Ltd. (I)	68,710	568,919
MVC Capital, Inc.	17,017	233,473
NGP Capital Resources Company	15,967	153,922
Oppenheimer Holdings, Inc., Class A	6,878	230,482
optionsXpress Holdings, Inc.	28,065	513,870
PennantPark Investment Corp.	22,803	271,812
Penson Worldwide, Inc. (I)	15,549	104,334
Piper Jaffray Companies (I)	10,348	428,718
Prospect Capital Corp.	46,714	570,378
Safeguard Scientifics, Inc. (I)	14,175	288,461
Sanders Morris Harris Group, Inc.	16,048	128,544
Stifel Financial Corp. (I)	22,270	1,598,763
SWS Group, Inc.	20,574	124,884
TICC Capital Corp.	18,804	204,399
TradeStation Group, Inc. (I)	28,632	200,997
Triangle Capital Corp.	10,321	186,397
Virtus Investment Partners, Inc. (I)	3,531	208,047
Westwood Holdings Group, Inc.	4,486	180,562

		18,654,438
Commercial Banks - 5.36%
1st Source Corp.	10,160	203,606
1st United Bancorp, Inc. (I)	16,805	117,971
Alliance Financial Corp. (L)	4,144	138,202
American National Bankshares, Inc. (L)	5,274	118,718
Ameris Bancorp (I)(L)	16,189	164,480
Ames National Corp. (L)	5,984	114,294
Arrow Financial Corp.	6,864	169,815
BancFirst Corp.	4,798	204,779
Banco Latinoamericano de
Comercio Exterior SA	18,158	317,039
Bancorp, Inc. (I)	15,923	146,969
Bank of the Ozarks, Inc. (L)	8,498	371,448
Boston Private Financial Holdings, Inc.	48,765	344,769
Bridge Bancorp, Inc. (L)	5,300	118,561
Bryn Mawr Bank Corp.	7,899	162,482
Camden National Corp.	5,348	183,116
Capital City Bank Group, Inc. (L)	8,776	111,280
Cardinal Financial Corp.	20,062	233,923
Cathay General Bancorp	51,005	869,635
Center Financial Corp. (I)	24,624	180,740
Centerstate Banks, Inc.	17,234	120,638
Chemical Financial Corp.	15,875	316,389
Citizens & Northern Corp.	9,092	152,837
Citizens Republic Banking Corp., Inc. (I)	262,226	233,355
City Holding Company (L)	10,379	367,001
CNB Financial Corp.	9,244	134,130
CoBiz Financial, Inc. (L)	23,790	165,341
Columbia Banking System, Inc.	25,752	493,666
Community Bank Systems, Inc.	21,744	527,727
Community Trust Bancorp, Inc.	9,245	255,809
CVB Financial Corp. (L)	58,689	546,395
Danvers Bancorp, Inc.	14,266	305,578
Eagle Bancorp, Inc. (I)	12,149	170,693
Enterprise Financial Services Corp. (L)	11,111	156,332
Financial Institutions, Inc.	7,726	135,205
First Bancorp, Inc. (L)	7,167	109,297
First Bancorp/Troy NC	10,520	139,495
First Busey Corp.	36,142	183,601
First Commonwealth Financial Corp.	62,562	428,550
First Community Bancshares, Inc. (L)	11,153	158,150
First Financial Bancorp	37,687	628,996
First Financial Bankshares, Inc. (L)	10,612	545,138

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Financial Corp./Indiana	7,511	$249,666
First Interstate Bancsystem, Inc.	8,686	118,130
First Merchants Corp. (L)	18,150	150,101
First Midwest Bancorp, Inc.	48,247	568,832
FirstMerit Corp.	69,552	1,186,557
FNB Corp.	74,126	781,288
German American Bancorp, Inc. (L)	8,959	154,005
Glacier Bancorp, Inc. (L)	46,872	705,424
Great Southern Bancorp, Inc.	7,376	158,215
Hancock Holding Company (L)	18,895	620,512
Hanmi Financial Corp. (I)	71,144	88,219
Heartland Financial USA, Inc.	9,442	160,514
Home Bancshares, Inc.	14,357	326,622
Hudson Valley Holding Corp.	8,775	193,050
IBERIABANK Corp.	17,340	1,042,654
Independent Bank Corp. - MA (L)	13,945	376,654
International Bancshares Corp. (L)	34,435	631,538
Investors Bancorp, Inc. (I)	31,478	468,707
Lakeland Bancorp, Inc.	15,422	160,080
Lakeland Financial Corp.	11,350	257,418
MainSource Financial Group, Inc. (L)	14,256	142,703
MB Financial, Inc.	34,499	723,099
Metro Bancorp, Inc. (I)	10,613	131,071
Nara Bancorp, Inc. (I)	25,292	243,309
National Bankshares, Inc. (L)	5,921	171,117
National Penn Bancshares, Inc.	81,958	634,355
NBT Bancorp, Inc.	21,973	500,765
Northfield Bancorp, Inc. (L)	13,063	180,269
Old National Bancorp	56,571	606,441
OmniAmerican Bancorp, Inc. (I)	9,626	152,476
Oriental Financial Group, Inc.	28,274	354,839
Orrstown Financial Services, Inc.	5,266	147,448
Pacific Continental Corp.	13,868	141,315
PacWest Bancorp (L)	19,951	433,934
Park National Corp. (L)	8,113	542,111
Peapack Gladstone Financial Corp.	7,262	96,294
Penns Woods Bancorp, Inc. (L)	3,470	135,087
Peoples Bancorp, Inc.	7,805	93,816
Pinnacle Financial Partners, Inc. (I)(L)	21,938	362,855
PrivateBancorp, Inc.	33,880	518,025
Prosperity Bancshares, Inc. (L)	30,131	1,288,703
Renasant Corp. (L)	15,027	255,158
Republic Bancorp, Inc., Class A (L)	6,748	131,451
S&T Bancorp, Inc. (L)	16,177	348,938
Sandy Spring Bancorp, Inc.	15,937	294,197
SCBT Financial Corp.	8,622	286,940
Sierra Bancorp (L)	8,141	91,016
Signature Bank (I)(L)	26,447	1,491,611
Simmons First National Corp., Class A	11,347	307,390
Southside Bancshares, Inc.	11,201	239,701
Southwest Bancorp, Inc. (I)	13,539	192,118
State Bancorp, Inc.	13,695	142,291
StellarOne Corp.	15,468	219,646
Sterling Bancorp	19,139	191,581
Sterling Bancshares, Inc. (L)	60,359	519,691
Suffolk Bancorp	7,114	149,252
Susquehanna Bancshares, Inc.	84,023	785,615
SVB Financial Group (I)(L)	27,037	1,539,216
SY Bancorp, Inc.	8,478	213,306
Taylor Capital Group, Inc. (I)(L)	7,196	75,630
Texas Capital Bancshares, Inc. (I)(L)	23,690	615,703
Tompkins Financial Corp.	5,682	236,087
TowneBank (L)	15,623	244,656
TriCo Bancshares (L)	9,948	162,252
Trustmark Corp. (L)	41,198	964,857

309

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
UMB Financial Corp.	20,520	$766,525
Umpqua Holdings Corp.	74,180	848,619
Union First Market Bankshares Corp.	12,052	135,585
United Bankshares, Inc. (L)	25,245	669,497
United Community Banks, Inc. (I)	64,211	152,180
Univest Corp. of Pennsylvania	11,476	203,355
Virginia Commerce Bancorp, Inc. (I)(L)	11,952	68,604
Washington Banking Company (L)	12,040	169,764
Washington Trust Bancorp, Inc.	9,903	235,097
Webster Financial Corp.	42,322	906,960
WesBanco, Inc. (L)	15,196	314,709
West Bancorp, Inc.	12,849	102,535
West Coast Bancorp (I)(L)	63,859	221,591
Westamerica Bancorp. (L)	15,559	799,266
Western Alliance Bancorp (I)	39,343	323,399
Whitney Holding Corp.	62,573	852,244
Wilshire Bancorp, Inc. (I)(L)	14,472	70,913
Wintrust Financial Corp.	20,252	744,261

		43,827,775
Consumer Finance - 0.58%
Advance America Cash Advance Centers, Inc.	37,451	198,490
Cash America International, Inc.	19,474	896,778
Credit Acceptance Corp. (I)(L)	3,710	263,262
Dollar Financial Corp. (I)(L)	24,138	500,864
EZCORP, Inc., Class A (I)	30,331	952,090
First Cash Financial Services, Inc. (I)	19,973	770,958
Nelnet, Inc., Class A	17,509	382,221
The First Marblehead Corp. (I)(L)	40,328	88,722
World Acceptance Corp. (I)	10,815	705,138

		4,758,523
Diversified Financial Services - 0.44%
Asta Funding, Inc.	8,471	72,512
Compass Diversified Holdings	22,009	324,413
Encore Capital Group, Inc. (I)	9,471	224,368
Life Partners Holdings, Inc. (L)	6,691	53,796
MarketAxess Holdings, Inc.	18,656	451,475
Marlin Business Services Corp. (I)	6,779	83,653
NewStar Financial, Inc. (I)	19,144	209,052
PHH Corp. (I)(L)	36,204	788,161
PICO Holdings, Inc. (I)	15,038	452,042
Portfolio Recovery Associates, Inc. (I)(L)	11,206	953,967

		3,613,439
Insurance - 2.49%
Alterra Capital Holdings, Ltd.	62,158	1,388,610
American Equity Investment Life
Holding Company (L)	39,050	512,336
American Safety Insurance Holdings, Ltd. (I)	8,101	173,604
AMERISAFE, Inc. (I)	13,496	298,397
Amtrust Financial Services, Inc.	15,355	292,820
Argo Group International Holdings, Ltd.	20,205	667,573
Baldwin & Lyons, Inc., Class B	6,196	145,110
Citizens, Inc., Class A (I)(L)	27,531	200,976
CNA Surety Corp. (I)	11,816	298,472
CNO Financial Group, Inc. (I)	144,341	1,084,001
Crawford & Company, Class B	20,155	95,938
Delphi Financial Group, Inc., Class A	31,180	957,538
eHealth, Inc. (I)(L)	16,097	214,090
Employers Holdings, Inc.	28,848	596,000
Enstar Group, Ltd. (I)	4,521	451,557
FBL Financial Group, Inc., Class A	9,067	278,538
First American Financial Corp.	67,397	1,112,051
Flagstone Reinsurance Holdings SA	34,219	308,313
FPIC Insurance Group, Inc. (I)	6,856	259,842

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Global Indemnity PLC (I)	9,653	$212,173
Greenlight Capital Re, Ltd., Class A (I)	18,568	523,803
Hallmark Financial Services, Inc. (I)	9,750	81,705
Harleysville Group, Inc.	8,024	265,835
Hilltop Holdings, Inc. (I)	27,797	279,082
Horace Mann Educators Corp.	25,835	434,028
Infinity Property & Casualty Corp.	8,753	520,716
Maiden Holdings, Ltd.	33,886	253,806
Meadowbrook Insurance Group, Inc.	36,438	377,133
Montpelier Re Holdings, Ltd. (L)	46,061	813,898
National Financial Partners Corp. (I)(L)	28,084	414,239
National Western Life Insurance
Company, Class A	1,517	246,133
Platinum Underwriters Holdings, Ltd.	26,518	1,010,071
Presidential Life Corp.	15,877	151,308
Primerica, Inc. (L)	15,475	394,767
ProAssurance Corp. (I)	20,360	1,290,213
RLI Corp.	12,171	701,658
Safety Insurance Group, Inc.	8,447	389,491
SeaBright Holdings, Inc.	16,105	165,076
Selective Insurance Group, Inc.	35,425	612,853
State Auto Financial Corp.	10,127	184,514
Stewart Information Services Corp. (L)	12,412	130,078
The Navigators Group, Inc. (I)	8,360	430,540
The Phoenix Companies, Inc. (I)(L)	77,972	212,084
Tower Group, Inc. (L)	26,758	642,995
United Fire & Casualty Company	15,197	307,131

		20,381,096
Real Estate Investment Trusts - 6.96%
Acadia Realty Trust	27,220	515,002
Agree Realty Corp. (L)	6,659	149,495
Alexander’s, Inc.	1,359	553,045
American Campus Communities, Inc.	40,473	1,335,609
American Capital Agency Corp.	30,734	895,589
Anworth Mortgage Asset Corp.	78,310	555,218
Apollo Commercial Real Estate Finance, Inc.	9,247	151,188
Ashford Hospitality Trust, Inc.	26,957	297,066
Associated Estates Realty Corp.	25,740	408,751
BioMed Realty Trust, Inc.	81,862	1,557,015
CapLease, Inc.	40,134	219,934
Capstead Mortage Corp.	46,743	597,376
CBL & Associates Properties, Inc. (L)	89,763	1,563,671
Cedar Shopping Centers, Inc.	37,054	223,436
Chatham Lodging Trust	6,993	113,636
Chesapeake Lodging Trust	9,024	157,108
Cogdell Spencer, Inc.	30,554	181,491
Colonial Properties Trust	47,832	920,766
Colony Financial, Inc.	11,113	209,258
Cousins Properties, Inc.	60,257	503,146
CreXus Investment Corp.	10,876	124,204
Cypress Sharpridge Investments, Inc.	19,162	242,974
DCT Industrial Trust, Inc. (L)	137,814	764,868
DiamondRock Hospitality Company (L)	100,356	1,120,977
DuPont Fabros Technology, Inc. (L)	26,774	649,270
Dynex Capital, Inc.	13,504	135,850
EastGroup Properties, Inc.	17,927	788,250
Education Realty Trust, Inc.	38,404	308,384
Entertainment Properties Trust (L)	30,209	1,414,385
Equity Lifestyle Properties, Inc.	17,243	994,059
Equity One, Inc. (L)	23,846	447,589
Excel Trust, Inc.	11,723	138,214
Extra Space Storage, Inc.	57,007	1,180,615
FelCor Lodging Trust, Inc. (I)	72,363	443,585
First Industrial Realty Trust, Inc. (I)	41,355	491,711

310

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Potomac Realty Trust	24,325	$383,119
Franklin Street Properties Corp.	45,403	638,820
Getty Realty Corp. (L)	14,207	325,056
Gladstone Commercial Corp. (L)	8,775	160,056
Glimcher Realty Trust	58,675	542,744
Government Properties Income Trust	14,575	391,485
Hatteras Financial Corp.	25,292	711,211
Healthcare Realty Trust, Inc.	40,669	923,186
Hersha Hospitality Trust	83,336	495,016
Highwoods Properties, Inc.	46,445	1,626,039
Home Properties, Inc.	24,437	1,440,561
Hudson Pacific Properties, Inc.	7,879	115,821
Inland Real Estate Corp.	50,446	481,255
Invesco Mortgage Capital, Inc.	21,191	463,023
Investors Real Estate Trust (L)	52,218	496,071
iStar Financial, Inc. (I)(L)	62,460	573,383
Kilroy Realty Corp. (L)	35,369	1,373,378
Kite Realty Group Trust	38,164	202,651
LaSalle Hotel Properties	45,334	1,224,018
Lexington Realty Trust (L)	63,690	595,502
LTC Properties, Inc.	16,160	457,974
Medical Properties Trust, Inc. (L)	72,995	844,552
MFA Financial, Inc.	181,209	1,485,914
Mid-America Apartment Communities, Inc.	20,107	1,290,869
Mission West Properties, Inc.	8,109	53,276
Monmouth Real Estate Investment Corp.	22,107	181,498
MPG Office Trust, Inc. (I)	54,308	201,483
National Health Investments, Inc.	16,035	768,397
National Retail Properties, Inc. (L)	53,983	1,410,576
Newcastle Investment Corp. (I)	45,383	274,113
NorthStar Realty Finance Corp.	50,763	271,582
Omega Healthcare Investors, Inc.	60,517	1,351,950
One Liberty Properties, Inc. (L)	6,928	104,474
Parkway Properties, Inc.	14,747	250,699
Pebblebrook Hotel Trust	21,913	485,373
Pennsylvania Real Estate Investment Trust (L)	36,145	515,789
Pennymac Mortgage Investment Trust	12,337	226,877
Post Properties, Inc.	31,553	1,238,455
Potlatch Corp.	26,222	1,054,124
PS Business Parks, Inc.	12,328	714,284
RAIT Financial Trust (L)	78,644	193,464
Ramco-Gershenson Properties Trust	25,734	322,447
Redwood Trust, Inc. (L)	51,431	799,752
Resource Capital Corp. (L)	30,116	198,464
Retail Opportunity Investments Corp.	27,777	303,880
Sabra Healthcare, Inc.	14,506	255,451
Saul Centers, Inc.	4,639	206,667
Sovran Self Storage, Inc.	18,222	720,680
Starwood Property Trust, Inc.	31,351	699,127
Strategic Hotels & Resorts, Inc. (I)	107,928	696,136
Sun Communities, Inc. (L)	12,804	456,463
Sunstone Hotel Investors, Inc. (I)(L)	64,274	654,952
Tanger Factory Outlet Centers, Inc.	52,714	1,383,215
Terreno Realty Corp.	7,755	133,619
Two Harbors Investment Corp.	19,255	201,600
U-Store-It Trust (L)	61,690	648,979
UMH Properties, Inc.	5,396	53,636
Universal Health Realty Income Trust	8,059	326,631
Urstadt Biddle Properties, Inc., Class A	14,557	276,874
Walter Investment Management Corp.	17,606	283,985
Washington Real Estate Investment Trust	39,564	1,230,045
Winthrop Realty Trust	13,631	166,980

		56,910,436

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.16%
Avatar Holdings, Inc. (I)	6,264	$123,965
Consolidated-Tomoka Land Company (L)	4,459	144,472
Forestar Group, Inc. (I)	23,901	454,597
Kennedy-Wilson Holdings, Inc. (I)	13,680	148,565
Tejon Ranch Company (I)	8,801	323,349
Thomas Properties Group, Inc. (I)	26,240	87,904

		1,282,852
Thrifts & Mortgage Finance - 1.30%
Abington Bancorp, Inc. (L)	15,290	186,997
Astoria Financial Corp. (L)	56,403	810,511
Bank Mutual Corp.	32,352	136,849
BankFinancial Corp.	15,453	142,013
Beneficial Mutual Bancorp, Inc. (I)	23,901	206,027
Berkshire Hill Bancorp, Inc.	9,750	203,288
BofI Holding, Inc. (I)(L)	6,471	100,430
Brookline Bancorp, Inc.	40,157	422,853
Dime Community Bancshares	18,983	280,189
ESSA Bancorp, Inc.	12,794	168,881
Federal Agricultural
Mortgage Corp., Class C (L)	6,867	131,228
First Financial Holdings, Inc.	11,759	132,994
Flagstar Bancorp, Inc. (I)	31,661	47,492
Flushing Financial Corp.	22,104	329,350
Home Federal Bancorp, Inc.	13,021	153,387
MGIC Investment Corp. (I)(L)	130,448	1,159,683
NewAlliance Bancshares, Inc.	68,924	1,022,832
Northwest Bancshares, Inc.	72,223	905,676
OceanFirst Financial Corp.	12,176	169,855
Ocwen Financial Corp. (I)	49,011	540,101
Oritani Financial Corp.	36,894	467,816
Provident Financial Services, Inc.	39,287	581,448
Provident New York Bancorp	26,275	271,158
Radian Group, Inc. (L)	86,505	589,099
Territorial Bancorp, Inc.	10,619	211,530
The PMI Group, Inc. (I)(L)	93,509	252,474
TrustCo Bank Corp. (L)	51,279	304,084
United Financial Bancorp, Inc.	13,516	223,149
Viewpoint Financial Group	9,769	126,997
Westfield Financial, Inc.	24,508	222,042
WSFS Financial Corp.	3,890	183,219

		10,683,652

		160,112,211
Health Care - 12.32%
Biotechnology - 3.22%
Acorda Therapeutics, Inc. (I)	25,195	584,524
Affymax, Inc. (I)(L)	14,348	84,223
Alkermes, Inc. (I)	61,567	797,293
Allos Therapeutics, Inc. (I)(L)	51,493	163,233
Alnylam Pharmaceuticals, Inc. (I)(L)	24,082	230,465
AMAG Pharmaceuticals, Inc. (I)(L)	13,851	231,312
Ardea Biosciences, Inc. (I)(L)	8,985	257,780
Arena Pharmaceuticals, Inc. (I)(L)	74,902	104,114
ARIAD Pharmaceuticals, Inc. (I)(L)	72,518	545,335
Arqule, Inc. (I)	27,994	200,437
Array BioPharma, Inc. (I)	38,442	117,633
Aveo Pharmaceuticals, Inc. (I)	5,215	69,829
AVI BioPharma, Inc. (I)	74,502	139,319
BioCryst Pharmaceuticals, Inc. (I)	19,927	75,523
BioMimetic Therapeutics, Inc. (I)	12,404	162,616
Biosante Pharmaceuticals, Inc. (I)(L)	51,662	102,291
BioSpecifics Technologies Corp. (I)	2,377	60,614
BioTime, Inc. (I)(L)	14,208	105,850
Celera Corp. (I)	53,735	435,791

311

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. (I)(L)	22,278	$89,558
Cepheid, Inc. (I)(L)	38,596	1,081,460
Chelsea Therapeutics International, Inc. (I)	27,767	108,291
Clinical Data, Inc. (I)	7,662	232,159
Codexis, Inc. (I)	4,076	48,341
Cubist Pharmaceuticals, Inc. (I)	37,838	955,031
Curis, Inc. (I)	52,859	171,792
Cytokinetics, Inc. (I)	33,361	49,708
Cytori Therapeutics, Inc. (I)(L)	28,819	225,653
CytRx Corp. (I)(L)	79,053	69,575
Dyax Corp. (I)(L)	68,351	110,045
Dynavax Technologies Corp. (I)(L)	51,531	142,226
Emergent Biosolutions, Inc. (I)	12,838	310,166
Enzon Pharmaceuticals, Inc. (I)(L)	32,263	351,667
Exact Sciences Corp. (I)	23,661	174,145
Exelixis, Inc. (I)	70,919	801,385
Genomic Health, Inc. (I)	9,263	227,870
Geron Corp. (I)(L)	64,365	325,043
Halozyme Therapeutics, Inc. (I)	46,953	315,055
Idenix Pharmaceuticals, Inc. (I)(L)	23,969	79,577
Immunogen, Inc. (I)(L)	44,051	399,543
Immunomedics, Inc. (I)(L)	44,416	169,669
Incyte Corp. (I)(L)	57,181	906,319
Inhibitex, Inc. (I)(L)	33,809	122,389
Inovio Biomedical Corp. (I)	57,220	62,942
InterMune, Inc. (I)(L)	29,703	1,401,685
Ironwood Pharmaceuticals, Inc. (I)	13,526	189,364
Isis Pharmaceuticals, Inc. (I)(L)	61,256	553,754
Keryx Biopharmaceuticals Inc. (I)(L)	33,698	168,490
Lexicon Pharmaceuticals, Inc. (I)(L)	129,526	217,604
Ligand Pharmaceuticals, Inc., Class B (I)	14,222	142,220
Mannkind Corp. (I)(L)	41,736	152,336
Maxygen, Inc.	21,796	113,339
Medivation, Inc. (I)	22,490	419,214
Metabolix, Inc. (I)(L)	17,743	186,479
Micromet, Inc. (I)(L)	52,581	294,979
Momenta Pharmaceuticals, Inc. (I)(L)	26,229	415,730
Nabi Biopharmaceuticals (I)	31,300	181,853
Nanosphere, Inc. (I)	12,226	39,735
Neuralstem, Inc. (I)(L)	33,715	60,687
Neurocrine Biosciences, Inc. (I)	32,075	243,449
NeurogesX, Inc. (I)(L)	8,256	33,437
Novavax, Inc. (I)(L)	58,631	151,854
NPS Pharmaceuticals, Inc. (I)	40,812	390,571
Omeros Corp. (I)(L)	13,395	107,160
Onyx Pharmaceuticals, Inc. (I)	40,597	1,428,202
Opko Health, Inc. (I)(L)	57,371	213,994
Orexigen Therapeutics, Inc. (I)(L)	20,477	57,540
Osiris Therapeutics, Inc. (I)(L)	11,988	87,033
PDL BioPharma, Inc. (L)	86,548	501,978
Peregrine Pharmaceuticals, Inc. (I)(L)	40,745	96,158
Pharmacyclics, Inc. (I)(L)	26,215	154,406
Pharmasset, Inc. (I)	19,162	1,508,241
Progenics Pharmaceuticals, Inc. (I)(L)	20,328	125,627
Rigel Pharmaceuticals, Inc. (I)	34,465	245,046
Sangamo Biosciences, Inc. (I)(L)	30,356	252,865
Savient Pharmaceuticals, Inc. (I)(L)	43,922	465,573
SciClone Pharmaceuticals, Inc. (I)	25,886	104,579
Seattle Genetics, Inc. (I)(L)	54,254	844,735
SIGA Technologies, Inc. (I)(L)	20,631	249,635
Spectrum Pharmaceuticals, Inc. (I)	33,675	299,371
StemCells, Inc. (I)(L)	86,884	79,064
SuperGen, Inc. (I)	40,265	124,822
Synta Pharmaceuticals Corp. (I)(L)	15,679	82,472
Targacept, Inc. (I)	15,539	413,182

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Theravance, Inc. (I)(L)	40,646	$984,446
Vanda Pharmaceuticals, Inc. (I)	18,936	138,043
Vical, Inc. (I)(L)	42,570	126,007
Zalicus Inc. (I)	50,762	122,844
Ziopharm Oncology, Inc. (I)(L)	33,357	208,481

		26,376,075
Health Care Equipment & Supplies - 3.21%
Abaxis, Inc. (I)(L)	14,320	412,989
ABIOMED, Inc. (I)	20,550	298,592
Accuray, Inc. (I)	33,755	304,808
Align Technology, Inc. (I)(L)	38,359	785,592
Alphatec Holdings, Inc. (I)(L)	34,824	94,025
American Medical
Systems Holdings, Inc. (I)(L)	48,824	1,056,551
Analogic Corp. (L)	8,276	468,008
AngioDynamics, Inc. (I)	16,270	246,002
Antares Pharma, Inc. (I)(L)	53,348	96,026
ArthroCare Corp. (I)	17,514	583,917
Atrion Corp.	1,078	188,079
Cantel Medical Corp.	8,574	220,781
Cerus Corpcerus Corp. (I)(L)	28,178	81,434
Conceptus, Inc. (I)(L)	20,467	295,748
CONMED Corp. (I)	18,771	493,302
CryoLife, Inc. (I)	20,660	126,026
Cutera, Inc. (I)	9,902	84,860
Cyberonics, Inc. (I)	17,976	571,817
Cynosure, Inc. (I)	7,397	102,744
Delcath Systems, Inc. (I)(L)	27,367	201,695
DexCom, Inc. (I)	37,416	580,696
Endologix, Inc. (I)	32,782	222,262
Exactech, Inc. (I)	6,158	108,073
Greatbatch, Inc. (I)	15,066	398,646
Haemonetics Corp. (I)	16,102	1,055,325
Hansen Medical, Inc. (I)(L)	31,663	69,975
HeartWare International, Inc. (I)(L)	6,062	518,483
ICU Medical, Inc. (I)	7,775	340,390
Immucor, Inc. (I)	45,148	893,027
Insulet Corp. (I)(L)	25,585	527,563
Integra LifeSciences Holdings Corp. (I)	13,584	644,153
Invacare Corp.	18,767	584,029
IRIS International, Inc. (I)	11,871	107,076
Kensey Nash Corp. (I)	5,240	130,528
MAKO Surgical Corp. (I)	16,783	406,149
Masimo Corp. (L)	33,518	1,109,446
Medical Action Industries, Inc. (I)	10,203	85,705
MELA Sciences, Inc. (I)(L)	17,164	60,417
Meridian Bioscience, Inc. (L)	26,376	632,760
Merit Medical Systems, Inc. (I)	18,436	361,714
Natus Medical, Inc. (I)	18,766	315,269
Neogen Corp. (I)	14,807	612,714
NuVasive, Inc. (I)(L)	25,443	644,217
NxStage Medical, Inc. (I)(L)	16,146	354,889
OraSure Technologies, Inc. (I)	31,060	244,132
Orthofix International NV (I)	11,495	373,128
Orthovita, Inc. (I)	47,201	100,538
Palomar Medical Technologies, Inc. (I)	12,604	187,169
Quidel Corp. (I)(L)	14,289	170,896
RTI Biologics, Inc. (I)	38,053	108,832
Sirona Dental Systems, Inc. (I)	21,593	1,083,105
Solta Medical, Inc. (I)	41,427	136,709
SonoSite, Inc. (I)(L)	9,584	319,339
Spectranetics Corp. (I)	24,336	114,623
St. Jude Medical, Inc.	2,498	128,047
STAAR Surgical Company (I)	24,210	134,850

312

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stereotaxis, Inc. (I)(L)	20,678	$80,024
STERIS Corp.	38,068	1,314,869
SurModics, Inc. (I)	11,918	148,975
Symmetry Medical, Inc. (I)	23,932	234,534
Syneron Medical, Ltd., ADR (I)	23,488	306,284
Synovis Life Technologies, Inc. (I)	8,396	161,035
TomoTherapy, Inc. (I)	33,764	154,301
Unilife Corp. (I)(L)	31,798	180,295
Vascular Solutions, Inc. (I)	12,026	131,204
Volcano Corp. (I)	32,583	834,125
West Pharmaceutical Services, Inc.	21,446	960,137
Wright Medical Group, Inc. (I)	25,476	433,347
Young Innovations, Inc.	4,026	126,416
Zoll Medical Corp. (I)	13,821	619,319

		26,262,735
Health Care Providers & Services - 3.41%
Accretive Health, Inc. (I)(L)	7,670	212,919
Air Methods Corp. (I)	7,252	487,697
Alliance HealthCare Services, Inc. (I)	20,957	92,630
Allied Healthcare International, Inc. (I)	33,510	85,115
Almost Family, Inc. (I)(L)	5,474	206,041
Amedisys, Inc. (I)	18,544	649,040
America Service Group, Inc.	6,903	176,993
American Dental Partners, Inc. (I)	11,596	152,140
AMERIGROUP Corp. (I)(L)	33,379	2,144,601
AMN Healthcare Services, Inc. (I)	24,027	208,074
AmSurg Corp. (I)	20,320	516,941
Assisted Living Concepts, Inc. (I)	6,565	256,954
Bio-Reference Labs, Inc. (I)	15,563	349,234
BioScrip, Inc. (I)	26,105	122,955
Capital Senior Living Corp. (I)	19,369	205,699
CardioNet, Inc. (I)	16,710	80,041
Catalyst Health Solutions, Inc. (I)	24,588	1,375,207
Centene Corp. (I)	31,907	1,052,293
Chemed Corp.	14,727	980,965
Chindex International, Inc. (I)	9,332	149,779
Continucare Corp. (I)	21,111	112,944
Corvel Corp. (I)	4,784	254,413
Cross Country Healthcare, Inc. (I)	21,307	166,834
Emeritus Corp. (I)	13,104	333,628
Five Star Quality Care, Inc. (I)	21,418	174,128
Gentiva Health Services, Inc. (I)	18,934	530,720
Hanger Orthopedic Group, Inc. (I)	16,872	439,178
Healthsouth Corp. (I)(L)	60,658	1,515,237
Healthspring, Inc. (I)	37,548	1,403,169
Healthways, Inc. (I)	22,434	344,811
HMS Holdings Corp. (I)	17,667	1,446,044
IPC The Hospitalist Company, Inc. (I)	10,577	480,302
Kindred Healthcare, Inc. (I)	25,326	604,785
Landauer, Inc.	6,177	380,009
LCA-Vision, Inc. (I)	12,977	87,595
LHC Group, Inc. (I)(L)	10,184	305,520
Magellan Health Services, Inc. (I)	21,481	1,054,287
MedCath Corp. (I)	13,665	190,627
Metropolitan Health Networks, Inc. (I)	29,426	139,185
Molina Healthcare, Inc. (I)	8,652	346,080
MWI Veterinary Supply, Inc. (I)	8,129	655,848
National Healthcare Corp.	5,939	276,104
Owens & Minor, Inc.	40,430	1,313,166
PharMerica Corp. (I)	20,391	233,273
PSS World Medical, Inc. (I)(L)	37,010	1,004,822
RehabCare Group, Inc. (I)	16,283	600,354
Rural/Metro Corp. (I)	12,983	221,230
Select Medical Holdings Corp. (I)	32,673	263,344

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Skilled Healthcare Group, Inc. (I)	13,600	$195,704
Sun Healthcare Group, Inc. (I)	14,938	210,178
Sunrise Senior Living, Inc. (I)	36,930	440,575
Team Health Holdings, Inc. (I)(L)	10,535	184,152
The Ensign Group, Inc.	9,460	302,058
The Providence Service Corp. (I)	8,973	134,416
Triple-S Management Corp., Class B (I)	13,345	274,640
Universal American Financial Corp.	20,722	474,741
US Physical Therapy, Inc.	7,266	162,322
WellCare Health Plans, Inc. (I)	27,483	1,152,912

		27,914,653
Health Care Technology - 0.49%
athenahealth, Inc. (I)(L)	21,546	972,371
Computer Programs & Systems, Inc.	6,560	421,677
MedAssets, Inc. (I)(L)	28,153	429,896
Medidata Solutions, Inc. (I)	12,663	323,793
Merge Healthcare, Inc. (I)	34,975	170,678
Omnicell, Inc. (I)	21,555	328,498
Quality Systems, Inc.	12,253	1,021,165
Transcend Services, Inc. (I)	6,672	160,128
Vital Images, Inc. (I)	10,823	146,219

		3,974,425
Life Sciences Tools & Services - 0.65%
Affymetrix, Inc. (I)	46,853	244,104
Albany Molecular Research, Inc. (I)	16,569	70,584
Bruker Corp. (I)	46,806	975,905
Caliper Life Sciences, Inc. (I)	29,887	202,036
Cambrex Corp. (I)	21,776	119,768
Dionex Corp. (I)	11,453	1,352,027
Enzo Biochem, Inc. (I)	23,344	97,811
eResearch Technology, Inc. (I)	32,862	222,476
Furiex Pharmaceuticals, Inc. (I)	6,904	116,540
Kendle International, Inc. (I)	10,642	113,976
Luminex Corp. (I)	24,576	461,046
Parexel International Corp. (I)	38,082	948,242
Pure Bioscience, Inc. (I)(L)	25,859	40,340
Sequenom, Inc. (I)(L)	51,044	323,109

		5,287,964
Pharmaceuticals - 1.34%
Akorn, Inc. (I)	37,028	213,652
Auxilium Pharmaceuticals, Inc. (I)(L)	27,317	586,496
AVANIR Pharmaceuticals, Class A (I)(L)	46,976	191,662
Cadence Pharmaceuticals, Inc. (I)(L)	16,891	155,566
Corcept Therapeutics, Inc. (I)(L)	15,326	65,136
Cumberland Pharmaceuticals, Inc. (I)(L)	10,206	56,439
DepoMed, Inc. (I)	35,545	356,872
Durect Corp. (I)	60,722	218,599
Endo Pharmaceuticals, Inc.	38,347	3,068
Hi-Tech Pharmacal Company, Inc. (I)	6,934	139,581
Impax Laboratories, Inc. (I)	40,982	1,042,992
Inspire Pharmaceuticals, Inc. (I)	38,733	153,383
Jazz Pharmaceuticals, Inc. (I)	9,914	315,761
MAP Pharmaceuticals, Inc. (I)	9,701	133,777
Medicis Pharmaceutical Corp., Class A	39,279	1,258,499
Nektar Therapeutics (I)(L)	61,536	582,746
Obagi Medical Products, Inc. (I)	12,493	157,912
Optimer Pharmaceuticals, Inc. (I)(L)	22,097	261,408
Pain Therapeutics, Inc. (I)	24,288	232,193
Par Pharmaceutical Companies, Inc. (I)	22,947	713,193
POZEN, Inc. (I)(L)	18,578	99,764
Questcor Pharmaceuticals, Inc. (I)(L)	36,151	520,936
Salix Pharmaceuticals, Ltd. (I)	37,102	1,299,683
Santarus, Inc. (I)	36,633	125,285

313

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Somaxon Pharmaceuticals, Inc. (I)(L)	20,567	$58,205
The Medicines Company (I)	34,857	567,821
Viropharma, Inc. (I)	50,464	1,004,234
Vivus, Inc. (I)(L)	53,055	328,410
XenoPort, Inc. (I)	19,216	113,951

		10,957,224

		100,773,076
Industrials - 15.72%
Aerospace & Defense - 1.87%
AAR Corp. (L)	25,245	699,791
Aerovironment, Inc. (I)	11,101	388,202
American Science & Engineering, Inc.	5,942	548,803
Applied Energetics, Inc. (I)	57,110	37,693
Astronics Corp. (I)	6,621	166,651
Ceradyne, Inc. (I)	16,529	745,127
Cubic Corp.	10,170	584,775
Curtiss-Wright Corp.	29,451	1,034,908
DigitalGlobe, Inc. (I)	17,725	496,832
Ducommun, Inc.	7,168	171,315
Esterline Technologies Corp. (I)(L)	19,245	1,361,006
GenCorp, Inc. (I)(L)	39,732	237,597
GeoEye, Inc. (I)	14,379	597,879
HEICO Corp. (L)	18,944	1,184,379
Herley Industries, Inc. (I)	9,591	182,229
Hexcel Corp. (I)	62,731	1,235,173
Kratos Defense & Security Solutions, Inc. (I)	11,980	170,595
Ladish Company, Inc. (I)	10,173	555,954
LMI Aerospace, Inc. (I)(L)	6,533	132,032
Moog, Inc., Class A (I)	29,316	1,345,898
National Presto Industries, Inc. (L)	3,105	349,871
Orbital Sciences Corp., Class A (I)	37,225	704,297
Taser International, Inc. (I)(L)	42,385	172,507
Teledyne Technologies, Inc. (I)	23,360	1,207,946
Triumph Group, Inc. (L)	10,711	947,388

		15,258,848
Air Freight & Logistics - 0.39%
Air Transport Services Group, Inc. (I)	35,992	304,132
Atlas Air Worldwide Holdings, Inc. (I)	16,835	1,173,736
Forward Air Corp.	19,309	591,435
HUB Group, Inc., Class A (I)	24,430	884,122
Pacer International, Inc. (I)	24,243	127,518
Park-Ohio Holdings Corp. (I)	5,571	115,097

		3,196,040
Airlines - 0.64%
AirTran Holdings, Inc. (I)	87,743	653,685
Alaska Air Group, Inc. (I)	23,098	1,464,875
Allegiant Travel Company (L)	9,013	394,860
Hawaiian Holdings, Inc. (I)	34,300	206,143
JetBlue Airways Corp. (I)(L)	157,796	989,381
Pinnacle Airlines Corp. (I)	13,513	77,700
Republic Airways Holdings, Inc. (I)(L)	22,742	146,231
Skywest, Inc.	25,401	429,785
US Airways Group, Inc. (I)(L)	104,757	912,433

		5,275,093
Building Products - 0.64%
A.O. Smith Corp.	23,586	1,045,803
AAON, Inc. (L)	8,394	276,163
American Woodmark Corp.	6,250	130,500
Ameron International Corp.	6,068	423,486
Apogee Enterprises, Inc.	18,622	245,624
Builders FirstSource, Inc. (I)(L)	33,646	95,555

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Gibraltar Industries, Inc. (I)	19,974	$238,290
Griffon Corp. (I)	29,332	385,129
Insteel Industries, Inc.	12,251	173,229
NCI Building Systems, Inc. (I)	12,791	162,062
Quanex Building Products Corp.	24,591	482,721
Simpson Manufacturing Company, Inc. (L)	25,441	749,492
Trex Company, Inc. (I)	10,543	343,913
Universal Forest Products, Inc.	12,702	465,528

		5,217,495
Commercial Services & Supplies - 2.48%
ABM Industries, Inc.	33,756	857,065
ACCO Brands Corp. (I)	36,133	344,709
American Reprographics Company (I)	25,499	263,915
APAC Customer Services, Inc. (I)	21,957	131,962
Casella Waste Systems, Inc., Class A (I)	18,030	129,275
Cenveo, Inc. (I)	37,609	245,587
Clean Harbors, Inc. (I)	14,747	1,454,939
Consolidated Graphics, Inc. (I)	6,190	338,160
Courier Corp.	8,275	115,519
Deluxe Corp.	33,602	891,797
EnergySolutions, Inc.	57,639	343,528
EnerNOC, Inc. (I)(L)	12,977	247,990
Ennis, Inc.	17,211	293,103
Fuel Tech, Inc. (I)	13,063	116,261
G&K Services, Inc., Class A	12,161	404,353
Healthcare Services Group, Inc.	42,968	755,377
Herman Miller, Inc.	36,879	1,013,804
Higher One Holdings, Inc. (I)	5,678	82,047
HNI Corp. (L)	29,243	922,909
Innerworkings, Inc. (I)(L)	17,009	125,526
Interface, Inc., Class A	32,743	605,418
Kimball International, Inc., Class B	20,916	146,412
Knoll, Inc. (L)	30,651	642,445
M&F Worldwide Corp. (I)	7,252	182,170
McGrath Rentcorp	15,608	425,630
Metalico, Inc. (I)(L)	25,863	160,868
Mine Safety Appliances Company	17,055	625,407
Mobile Mini, Inc. (I)(L)	23,732	570,043
Multi-Color Corp.	7,974	161,155
Rollins, Inc.	41,935	851,281
Schawk, Inc., Class A	7,598	147,705
Standard Parking Corp. (I)	11,293	200,564
Steelcase, Inc., Class A	49,519	563,526
Sykes Enterprises, Inc. (I)	26,954	532,881
Team, Inc. (I)	12,665	332,583
Tetra Tech, Inc. (I)	39,809	982,884
The Brinks Company	31,119	1,030,350
The Geo Group, Inc. (I)	39,680	1,017,395
Unifirst Corp.	7,780	412,418
United Stationers, Inc.	15,698	1,115,343
US Ecology, Inc.	12,616	219,897
Viad Corp.	13,403	320,868

		20,325,069
Construction & Engineering - 0.84%
Argan, Inc. (I)	6,291	53,851
Comfort Systems USA, Inc.	25,210	354,705
Dycom Industries, Inc. (I)	25,316	438,979
EMCOR Group, Inc. (I)	42,990	1,331,400
Furmanite Corp. (I)	25,302	202,416
Granite Construction, Inc. (L)	22,681	637,336
Great Lakes Dredge & Dock Corp. (L)	38,623	294,693
Insituform Technologies, Inc., Class A (I)	25,637	685,790
Layne Christensen Company (I)	12,768	440,496

314

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
MasTec, Inc. (I)	34,584	$719,347
Michael Baker Corp. (I)	5,474	159,129
MYR Group, Inc. (I)	13,426	321,150
Northwest Pipe Company (I)	6,456	148,036
Orion Marine Group, Inc. (I)	17,845	191,655
Pike Electric Corp. (I)	11,900	113,288
Primoris Services Corp.	13,407	135,947
Sterling Construction Company, Inc. (I)	11,363	191,807
Tutor Perini Corp. (L)	17,382	423,426

		6,843,451
Electrical Equipment - 1.76%
A123 Systems, Inc. (I)(L)	47,343	300,628
Acuity Brands, Inc.	28,200	1,649,418
Advanced Battery Technologies, Inc. (I)(L)	40,430	78,434
American Superconductor Corp. (I)(L)	29,225	726,826
AZZ, Inc.	8,267	376,975
Belden, Inc.	30,456	1,143,623
Brady Corp., Class A (L)	31,573	1,126,840
Broadwind Energy, Inc. (I)(L)	63,258	82,868
Capstone Turbine Corp. (I)(L)	165,827	300,147
Encore Wire Corp.	12,352	300,648
Ener1, Inc. (I)(L)	39,909	118,131
EnerSys (I)	31,304	1,244,334
Franklin Electric Company, Inc.	15,344	708,893
Fuelcell Energy, Inc. (I)(L)	68,801	147,234
Generac Holdings, Inc. (I)	12,972	263,202
GrafTech International, Ltd. (I)	78,286	1,615,040
II-VI, Inc. (I)	16,329	812,368
LaBarge, Inc. (I)	9,404	166,451
LSI Industries, Inc.	11,300	81,812
Polypore International, Inc. (I)	14,174	816,139
Powell Industries, Inc. (I)	6,103	240,702
PowerSecure International, Inc. (I)	13,665	117,519
Satcon Technology Corp. (I)(L)	73,178	282,467
UQM Technologies, Inc. (I)(L)	26,655	79,432
Vicor Corp. (L)	12,706	209,522
Woodward, Inc.	39,629	1,369,578

		14,359,231
Industrial Conglomerates - 0.22%
Raven Industries, Inc.	10,541	647,428
Seaboard Corp.	211	509,143
Standex International Corp.	8,350	316,382
Tredegar Industries, Inc.	16,208	349,769

		1,822,722
Machinery - 3.44%
3D Systems Corp. (I)	11,895	577,502
Actuant Corp., Class A (L)	43,941	1,274,289
Alamo Group, Inc.	4,244	116,498
Albany International Corp., Class A	18,045	449,321
Altra Holdings, Inc. (I)	17,777	419,893
American Railcar Industries, Inc. (I)	6,317	157,672
Ampco-Pittsburgh Corp.	5,876	162,060
Astec Industries, Inc. (I)	12,718	474,254
Badger Meter, Inc. (L)	9,943	409,751
Barnes Group, Inc. (L)	31,705	662,000
Blount International, Inc. (I)	31,337	500,765
Briggs & Stratton Corp. (L)	32,483	735,740
Cascade Corp.	5,942	264,894
Chart Industries, Inc. (I)	18,697	1,029,083
CIRCOR International, Inc.	11,074	520,699
CLARCOR, Inc.	32,507	1,460,540
Colfax Corp. (I)	15,603	358,089
Columbus McKinnon Corp. (I)	12,620	232,965

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (I)	16,133	$287,813
Douglas Dynamics, Inc.	7,472	106,551
Dynamic Materials Corp.	9,275	259,236
Energy Recovery, Inc. (I)(L)	28,913	91,943
EnPro Industries, Inc. (I)(L)	13,281	482,366
ESCO Technologies, Inc.	17,265	658,660
Federal Signal Corp.	41,286	268,772
Flow International Corp. (I)	33,544	147,258
Force Protection, Inc. (I)	46,464	227,674
FreightCar America, Inc. (I)	7,870	255,854
Graham Corp.	7,291	174,547
Greenbrier Companies, Inc. (I)	12,456	353,501
John Bean Technologies Corp.	18,367	353,197
Kadant, Inc. (I)	8,666	226,963
Kaydon Corp.	21,629	847,641
L.B. Foster Company	6,854	295,476
Lindsay Corp. (L)	8,098	639,904
Lydall, Inc. (I)	12,504	111,161
Meritor, Inc. (I)	61,156	1,037,817
Met-Pro Corp.	11,502	136,874
Middleby Corp. (I)(L)	10,797	1,006,496
Miller Industries, Inc.	7,665	124,480
Mueller Industries, Inc.	24,469	896,055
Mueller Water Products, Inc.	100,533	450,388
NACCO Industries, Inc., Class A	3,749	414,902
Nordson Corp.	22,122	2,545,357
PMFG, Inc. (I)(L)	10,307	219,951
RBC Bearings, Inc. (I)(L)	14,067	537,781
Robbins & Myers, Inc.	25,201	1,158,994
Sauer-Danfoss, Inc. (I)	7,513	382,637
Sun Hydraulics, Inc.	8,240	355,144
Tecumseh Products Company, Class A (I)	12,058	120,821
Tennant Company	12,192	512,552
The Gorman-Rupp Company	8,034	316,459
Titan International, Inc. (L)	22,919	609,875
TriMas Corp. (I)	9,846	211,689
Twin Disc, Inc.	4,821	155,333
Wabash National Corp. (I)	43,292	501,321
Watts Water Technologies, Inc., Class A (L)	18,923	722,669
Xerium Technologies, Inc. (I)	5,124	123,232

		28,135,359
Marine - 0.10%
Baltic Trading, Ltd.	12,172	111,009
Eagle Bulk Shipping, Inc. (I)(L)	42,157	156,824
Excel Maritime Carriers, Ltd. (I)(L)	26,667	114,401
Genco Shipping & Trading, Ltd. (I)(L)	18,634	200,688
Horizon Lines, Inc. (L)	23,564	20,029
International Shipholding Corp.	4,536	112,946
Ultrapetrol Bahamas, Ltd. (I)(L)	16,320	82,906

		798,803
Professional Services - 1.24%
Acacia Research - Acacia Technologies (I)	22,040	754,209
CBIZ, Inc. (I)(L)	30,627	220,821
CDI Corp.	8,472	125,301
CoStar Group, Inc. (I)(L)	13,514	847,058
CRA International, Inc. (I)	7,710	222,279
Exponent, Inc. (I)	9,192	410,055
Franklin Covey Company (I)	7,726	66,907
GP Strategies Corp. (I)	8,368	113,805
Heidrick & Struggles International, Inc.	11,531	320,908
Hill International, Inc. (I)	18,691	98,875
Hudson Highland Group, Inc. (I)(L)	22,952	149,188
Huron Consulting Group, Inc. (I)	14,631	405,132

315

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
ICF International, Inc. (I)	11,357	$233,273
Insperity, Inc.	14,290	434,130
Kelly Services, Inc., Class A (I)	17,179	372,956
Kforce, Inc. (I)	20,040	366,732
Korn/Ferry International (I)	30,027	668,701
Mistras Group, Inc. (I)	10,483	180,412
Navigant Consulting Company (I)	33,565	335,314
On Assignment, Inc. (I)	24,701	233,671
Resources Connection, Inc.	30,288	587,284
School Specialty, Inc. (I)(L)	12,842	183,641
SFN Group, Inc. (I)	33,898	477,623
The Advisory Board Company (I)	10,108	520,562
The Corporate Executive Board Company	22,323	901,180
The Dolan Company (I)	20,112	244,160
TrueBlue, Inc. (I)	28,672	481,403
Volt Information Sciences, Inc. (I)	11,038	90,512
VSE Corp.	3,082	91,566

		10,137,658
Road & Rail - 1.09%
AMERCO, Inc. (I)(L)	5,560	539,320
Arkansas Best Corp.	16,708	433,071
Avis Budget Group, Inc. (I)(L)	66,883	1,197,875
Celadon Group, Inc. (I)	14,015	227,604
Dollar Thrifty Automotive Group, Inc. (I)	18,647	1,244,314
Genesee & Wyoming, Inc., Class A (I)	24,954	1,452,323
Heartland Express, Inc. (L)	33,055	580,446
Knight Transportation, Inc. (L)	38,676	744,513
Marten Transport, Ltd.	10,539	235,020
Old Dominion Freight Line, Inc. (I)	27,288	957,536
RailAmerica, Inc. (I)	15,051	256,469
Roadrunner Transportation Systems, Inc. (I)	5,361	80,415
Saia, Inc. (I)	11,115	182,175
USA Truck, Inc. (I)	6,608	85,904
Werner Enterprises, Inc. (L)	28,016	741,584

		8,958,569
Trading Companies & Distributors - 1.01%
Aceto Corp.	18,443	146,991
Aircastle, Ltd. (L)	32,967	397,912
Applied Industrial Technologies, Inc.	27,402	911,391
Beacon Roofing Supply, Inc. (I)	29,871	611,459
CAI International, Inc. (I)	7,052	182,365
DXP Enterprises, Inc. (I)	5,686	131,233
H&E Equipment Services, Inc. (I)	18,371	358,418
Houston Wire & Cable Company (L)	12,886	188,393
Interline Brands, Inc. (I)	21,632	441,293
Kaman Corp., Class A	16,684	587,277
RSC Holdings, Inc. (I)(L)	32,618	469,047
Rush Enterprises, Inc., Class A (I)	21,118	418,136
TAL International Group, Inc.	11,041	400,457
Textainer Group Holdings, Ltd.	6,084	226,081
Titan Machinery, Inc. (I)	8,682	219,221
United Rentals, Inc. (I)(L)	39,409	1,311,532
Watsco, Inc.	17,920	1,249,203

		8,250,409

		128,578,747
Information Technology - 19.26%
Communications Equipment - 2.99%
Acme Packet, Inc. (I)(L)	28,428	2,017,251
ADTRAN, Inc. (L)	40,292	1,710,798
Anaren, Inc. (I)	10,223	205,482
Arris Group, Inc. (I)	82,370	1,049,394
Aruba Networks, Inc. (I)(L)	49,221	1,665,639

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Aviat Networks, Inc. (I)	40,063	$207,126
Bel Fuse, Inc., Class B	7,202	158,516
BigBand Networks, Inc. (I)	36,145	92,170
Black Box Corp.	11,566	406,545
Blue Coat Systems, Inc. (I)	27,073	762,376
Calix, Inc. (I)	2,231	45,312
Comtech Telecommunications Corp.	18,618	506,037
DG Fastchannel, Inc. (I)	16,372	527,506
Digi International, Inc. (I)	17,350	183,216
EMS Technologies, Inc. (I)	10,482	206,024
Emulex Corp. (I)	52,641	561,679
Extreme Networks, Inc. (I)	61,188	214,158
Finisar Corp. (I)(L)	48,952	1,204,219
Globecomm Systems, Inc. (I)	15,529	191,473
Harmonic, Inc. (I)	63,521	595,827
Infinera Corp. (I)(L)	57,278	480,562
InterDigital, Inc. (L)	28,610	1,364,983
Ixia (I)	21,403	339,880
KVH Industries, Inc. (I)	10,593	160,166
Loral Space & Communications, Inc. (I)	6,990	542,075
NETGEAR, Inc. (I)(L)	22,895	742,714
Network Engines, Inc. (I)	27,921	56,680
Network Equipment Technologies, Inc. (I)(L)	21,823	82,273
Oclaro, Inc. (I)	32,341	372,245
Oplink Communications, Inc. (I)	12,882	251,070
PC-Tel, Inc. (I)	14,897	114,260
Plantronics, Inc.	31,291	1,145,876
Powerwave Technologies, Inc. (I)	89,192	402,256
Riverbed Technology, Inc. (I)	81,922	3,084,335
Seachange International, Inc. (I)(L)	19,545	185,678
ShoreTel, Inc. (I)	30,245	248,916
Sonus Networks, Inc. (I)	135,166	508,224
Sycamore Networks, Inc.	12,600	307,818
Symmetricom, Inc. (I)	30,243	185,390
Tekelec, Inc. (I)	44,657	362,615
UTStarcom, Inc. (I)(L)	78,951	185,535
Viasat, Inc. (I)(L)	21,567	859,229

		24,493,528
Computers & Peripherals - 0.69%
Avid Technology, Inc. (I)(L)	18,877	420,957
Cray, Inc. (I)	23,880	154,026
Electronics for Imaging, Inc. (I)	29,461	433,371
Hutchinson Technology, Inc. (I)(L)	17,217	48,552
Hypercom Corp. (I)	30,253	363,944
Imation Corp. (I)(L)	19,260	214,556
Immersion Corp. (I)	20,147	153,923
Intermec, Inc. (I)	31,960	344,848
Intevac, Inc. (I)	14,878	184,934
Novatel Wireless, Inc. (I)(L)	20,761	113,355
Presstek, Inc. (I)	21,697	45,130
Quantum Corp. (I)	139,545	351,653
Rimage Corp.	7,547	121,884
Silicon Graphics International Corp. (I)	20,750	444,050
STEC, Inc. (I)(L)	26,535	533,088
Stratasys, Inc. (I)(L)	13,358	627,826
Super Micro Computer, Inc. (I)	16,280	261,131
Synaptics, Inc. (I)(L)	22,034	595,359
Xyratex, Ltd. (I)	19,770	221,029

		5,633,616
Electronic Equipment, Instruments & Components - 2.59%
Agilysys, Inc. (I)	12,404	71,199
Anixter International, Inc. (L)	18,213	1,272,907
Benchmark Electronics, Inc. (I)	40,893	775,740

316

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Brightpoint, Inc. (I)	46,320	$502,109
Checkpoint Systems, Inc. (I)(L)	25,780	579,534
Cognex Corp.	25,844	730,093
Coherent, Inc. (I)	16,475	957,362
Comverge, Inc. (I)	17,771	82,813
CTS Corp.	22,798	246,218
Daktronics, Inc. (L)	22,188	238,521
DDi Corp.	9,803	103,618
DTS, Inc. (I)	11,293	526,593
Echelon Corp. (I)	21,828	221,118
Electro Rent Corp.	11,398	195,818
Electro Scientific Industries, Inc. (I)	18,169	315,414
Fabrinet (I)	5,586	112,614
FARO Technologies, Inc. (I)	10,683	427,320
Gerber Scientific, Inc. (I)	18,216	170,502
Insight Enterprises, Inc. (I)	30,270	515,498
IPG Photonics Corp. (I)	16,928	976,407
L-1 Identity Solutions, Inc. (I)	50,018	589,212
Littelfuse, Inc.	14,329	818,186
Maxwell Technologies, Inc. (I)	17,502	302,260
Measurement Specialties, Inc. (I)	9,666	329,224
Mercury Computer Systems, Inc. (I)	15,535	328,721
Methode Electronics, Inc.	24,624	297,458
Microvision, Inc. (I)(L)	60,480	79,834
MTS Systems Corp.	10,716	488,114
Multi-Fineline Electronix, Inc. (I)	7,065	199,374
Newport Corp. (I)	23,987	427,688
OSI Systems, Inc. (I)	10,494	393,840
Park Electrochemical Corp.	13,467	434,311
Plexus Corp. (I)	26,274	921,166
Power-One, Inc. (I)(L)	44,334	387,923
Pulse Electronics Corp. (L)	29,067	175,855
RadiSys Corp. (I)	17,250	149,385
Richardson Electronics, Ltd.	10,925	143,992
Rofin-Sinar Technologies, Inc. (I)	18,533	732,054
Rogers Corp. (I)	10,287	463,532
Sanmina-SCI Corp. (I)	51,836	581,082
Scansource, Inc. (I)	17,577	667,750
SMART Modular
Technologies (WWH), Inc. (I)	34,627	269,052
Spectrum Control, Inc. (I)	9,198	181,017
SYNNEX Corp. (I)(L)	14,642	479,233
TTM Technologies, Inc. (I)	52,173	947,462
Universal Display Corp. (I)(L)	19,671	1,082,692
X-Rite, Inc. (I)(L)	22,459	106,680
Zygo Corp. (I)	12,677	185,338

		21,183,833
Internet Software & Services - 2.24%
Ancestry.com, Inc. (I)	12,478	442,345
comScore, Inc. (I)	14,870	438,814
Constant Contact, Inc. (I)(L)	18,777	655,317
DealerTrack Holdings, Inc. (I)	26,507	608,601
Dice Holdings, Inc. (I)	8,849	133,708
Digital River, Inc. (I)(L)	25,797	965,582
Earthlink, Inc.	70,945	555,499
Envestnet, Inc. (I)	4,166	55,991
GSI Commerce, Inc. (I)(L)	41,995	1,229,194
InfoSpace, Inc. (I)	24,269	210,170
Internap Network Services Corp. (I)	35,167	231,047
Intralinks Holdings, Inc. (I)	6,485	173,409
j2 Global Communications, Inc. (I)(L)	29,603	873,585
Keynote Systems, Inc.	9,721	180,325
KIT Digital, Inc. (I)(L)	13,204	158,976

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Limelight Networks, Inc. (I)	29,429	$210,712
Liquidity Services, Inc. (I)	9,946	177,636
LivePerson, Inc. (I)	29,659	374,890
Local.com Corp. (I)(L)	11,780	45,824
LogMeIn, Inc. (I)	9,782	412,409
LoopNet, Inc. (I)	12,713	179,889
Marchex, Inc., Class B	11,724	92,268
ModusLink Global Solutions, Inc.	29,892	163,210
Move, Inc. (I)	104,768	250,396
NIC, Inc.	37,165	463,076
OpenTable, Inc. (I)	10,308	1,096,256
Openwave Systems, Inc. (I)	58,762	125,751
Perficient, Inc. (I)	15,954	191,608
Quinstreet, Inc. (I)	6,741	153,223
Rackspace Hosting, Inc. (I)(L)	63,043	2,701,393
RealNetworks, Inc. (I)	55,362	205,947
RightNow Technologies, Inc. (I)	14,259	446,307
Saba Software, Inc. (I)	21,812	213,976
SAVVIS, Inc. (I)	24,450	906,851
Stamps.com, Inc.	5,932	79,192
Support.com, Inc. (I)	31,357	162,743
Terremark Worldwide, Inc. (I)	38,150	724,850
The Knot, Inc. (I)	20,494	246,953
Travelzoo, Inc. (I)(L)	3,351	223,143
United Online, Inc.	57,909	365,116
ValueClick, Inc. (I)	52,986	766,178
Vocus, Inc. (I)	11,077	286,451
Zix Corp. (I)	38,483	141,617

		18,320,428
IT Services - 2.16%
Acxiom Corp. (I)	44,528	638,977
CACI International, Inc., Class A (I)	19,595	1,201,565
Cardtronics, Inc. (I)	17,773	361,681
Cass Information Systems, Inc.	5,913	232,322
CIBER, Inc. (I)	42,334	283,638
Computer Task Group, Inc. (I)	10,867	144,422
CSG Systems International, Inc. (I)	22,554	449,727
Echo Global Logistics, Inc. (I)	7,685	100,904
Euronet Worldwide, Inc. (I)(L)	32,026	619,063
ExlService Holdings, Inc. (I)	10,082	213,234
Forrester Research, Inc.	9,772	374,170
Global Cash Access Holdings, Inc. (I)	34,979	114,381
Heartland Payment Systems, Inc.	24,819	435,077
iGate Corp. (L)	15,460	290,184
Integral Systems, Inc. (I)	13,627	165,841
Jack Henry & Associates, Inc.	55,296	1,873,981
Lionbridge Technologies, Inc. (I)	40,974	140,541
ManTech International Corp., Class A (I)	14,436	612,086
MAXIMUS, Inc.	11,397	925,094
MoneyGram International, Inc. (I)(L)	60,484	207,460
NCI, Inc. (I)	4,801	117,000
Online Resources Corp. (I)	20,423	77,199
Sapient Corp. (I)	67,045	767,665
SRA International, Inc., Class A (I)	27,962	793,002
Syntel, Inc.	8,539	445,992
TeleTech Holdings, Inc. (I)	19,710	381,980
TNS, Inc. (I)	17,338	269,953
Unisys Corp. (I)	27,820	868,540
VeriFone Systems, Inc. (I)	55,525	3,051,099
Virtusa Corp. (I)	9,265	173,533
Wright Express Corp. (I)	25,192	1,305,953

		17,636,264

317

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.96%
Advanced Analogic Technologies, Inc. (I)	32,309	$122,128
Advanced Energy Industries, Inc. (I)	23,693	387,381
Amkor Technology, Inc. (I)(L)	68,296	460,315
Anadigics, Inc. (I)	42,762	191,574
Applied Micro Circuits Corp. (I)	42,837	444,648
ATMI, Inc. (I)	20,523	387,474
Axcelis Technologies, Inc. (I)	69,504	184,186
AXT, Inc. (I)(L)	20,917	149,975
Brooks Automation, Inc. (I)	42,476	583,195
Cabot Microelectronics Corp. (I)	15,408	805,068
Cavium Networks, Inc. (I)(L)	28,817	1,294,748
CEVA, Inc. (I)	13,798	368,821
Cirrus Logic, Inc. (I)(L)	43,946	924,184
Cohu, Inc.	15,695	241,075
Conexant Systems, Inc. (I)(L)	57,669	137,252
Cymer, Inc. (I)	19,524	1,104,668
Diodes, Inc. (I)	22,108	752,998
DSP Group, Inc. (I)	17,129	131,893
Energy Conversion Devices, Inc. (I)(L)	31,524	71,244
Entegris, Inc. (I)	85,114	746,450
Entropic Communications, Inc. (I)(L)	41,150	347,718
Evergreen Solar, Inc. (I)(L)	22,064	29,786
Exar Corp. (I)	25,135	151,313
FEI Company (I)	24,823	837,032
FormFactor, Inc. (I)	32,734	337,160
FSI International, Inc. (I)	26,915	117,888
GSI Technology, Inc. (I)	14,335	130,305
GT Solar International, Inc. (I)(L)	40,664	433,478
Hittite Microwave Corp. (I)	17,679	1,127,390
Integrated Device Technology, Inc. (I)	105,480	777,388
Integrated Silicon Solution, Inc. (I)	17,855	165,516
IXYS Corp. (I)	16,336	219,392
Kopin Corp. (I)	45,572	209,175
Kulicke & Soffa Industries, Inc. (I)	45,822	428,436
Lattice Semiconductor Corp. (I)	75,520	445,568
LTX-Credence Corp. (I)	32,208	294,059
Mattson Technology, Inc. (I)(L)	34,926	85,219
Micrel, Inc.	32,871	443,101
Microsemi Corp. (I)	53,773	1,113,639
Mindspeed Technologies, Inc. (I)	21,962	185,799
MIPS Technologies, Inc. (I)	29,880	313,441
MKS Instruments, Inc.	32,587	1,085,147
Monolithic Power Systems, Inc. (I)	21,320	302,531
Nanometrics, Inc. (I)	12,009	217,243
Netlogic Microsystems, Inc. (I)(L)	40,594	1,705,760
NVE Corp. (I)	3,418	192,570
OmniVision Technologies, Inc. (I)(L)	33,776	1,200,061
PDF Solutions, Inc. (I)	18,259	121,422
Pericom Semiconductor Corp. (I)	17,741	183,974
Photronics, Inc. (I)	35,247	316,166
PLX Technology, Inc. (I)	27,934	101,959
Power Integrations, Inc.	16,035	614,622
RF Micro Devices, Inc. (I)	174,309	1,117,321
Rubicon Technology, Inc. (I)(L)	10,387	287,512
Rudolph Technologies, Inc. (I)	21,397	234,083
Semtech Corp. (I)	40,181	1,005,329
Sigma Designs, Inc. (I)	20,681	267,819
Silicon Image, Inc. (I)	49,886	447,477
Spansion, Inc., Class A (I)	8,476	158,247
Standard Microsystems Corp. (I)	14,557	358,976
Supertex, Inc. (I)	6,873	153,130
Tessera Technologies, Inc. (I)	32,651	596,207
Trident Microsystems, Inc. (I)	45,752	52,615
TriQuint Semiconductor, Inc. (I)(L)	100,649	1,299,379
Ultra Clean Holdings, Inc. (I)	15,266	157,850

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc. (I)	15,797	$464,432
Veeco Instruments, Inc. (I)(L)	26,315	1,337,855
Volterra Semiconductor Corp. (I)(L)	16,183	401,824
Zoran Corp. (I)	33,911	352,335

		32,415,926
Software - 4.63%
Accelrys, Inc. (I)	36,590	292,720
ACI Worldwide, Inc. (I)	22,422	735,442
Actuate Corp. (I)	31,629	164,471
Advent Software, Inc. (I)(L)	20,634	591,577
American Software, Inc., Class A	12,439	91,800
Ariba, Inc. (I)	58,421	1,994,493
Aspen Technology, Inc. (I)	40,749	610,828
Blackbaud, Inc.	29,389	800,556
Blackboard, Inc. (I)(L)	22,310	808,514
Bottomline Technologies, Inc. (I)	20,691	520,172
BroadSoft, Inc. (I)	4,370	208,405
CDC Corp., Class A (I)	21,153	53,940
CommVault Systems, Inc. (I)	28,145	1,122,423
Concur Technologies, Inc. (I)(L)	26,150	1,450,018
Deltek, Inc. (I)	13,930	105,868
DemandTec, Inc. (I)	13,133	172,830
Digimarc Corp. (I)	5,005	144,645
Ebix, Inc. (I)	17,705	418,723
Epicor Software Corp. (I)	32,169	356,111
EPIQ Systems, Inc.	22,154	318,131
Fair Isaac Corp. (L)	27,269	861,973
Fortinet, Inc. (I)	26,710	1,175,240
Interactive Intelligence, Inc. (I)	8,689	336,351
JDA Software Group, Inc. (I)	27,273	825,281
Kenexa Corp. (I)	14,913	411,450
Lawson Software, Inc. (I)	90,409	1,093,949
Magma Design Automation, Inc. (I)	39,135	266,901
Manhattan Associates, Inc. (I)	14,890	487,201
Mentor Graphics Corp. (I)	69,588	1,018,072
MicroStrategy, Inc., Class A (I)	5,931	797,601
Monotype Imaging Holdings, Inc. (I)	15,128	219,356
Motricity, Inc. (I)	2,964	44,549
Netscout Systems, Inc. (I)	20,102	549,187
NetSuite, Inc. (I)(L)	11,941	347,244
Opnet Technologies, Inc.	8,856	345,295
Parametric Technology Corp. (I)	75,260	1,692,597
Pegasystems, Inc. (L)	10,563	400,760
Progress Software Corp. (I)	41,127	1,196,384
PROS Holdings, Inc. (I)	13,633	198,633
QLIK Technologies, Inc. (I)	7,769	201,994
Quest Software, Inc. (I)	38,823	985,716
Radiant Systems, Inc. (I)	20,442	361,823
RealD, Inc. (I)(L)	8,499	232,533
RealPage, Inc. (I)	8,427	233,681
Renaissance Learning, Inc.	9,034	106,150
Rosetta Stone, Inc. (I)(L)	7,141	94,333
Rovi Corp. (I)	3,111	166,905
S1 Corp. (I)	35,030	234,000
Smith Micro Software, Inc. (I)	19,993	187,134
SolarWinds, Inc. (I)	22,899	537,211
Sourcefire, Inc. (I)(L)	18,017	495,648
SRS Labs, Inc. (I)	9,811	83,786
SS&C Technologies Holdings, Inc. (I)	5,902	120,519
SuccessFactors, Inc. (I)(L)	40,927	1,599,836
Synchronoss Technologies, Inc. (I)	13,361	464,295
Take-Two Interactive Software, Inc. (I)(L)	45,958	706,374
Taleo Corp. (I)	25,960	925,474
TeleCommunication Systems, Inc. (I)	31,121	128,219

318

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
THQ, Inc. (I)(L)	44,618	$203,458
TIBCO Software, Inc. (I)	107,796	2,937,441
TiVo, Inc. (I)(L)	75,197	658,726
Tyler Technologies, Inc. (I)(L)	20,711	491,058
Ultimate Software Group, Inc. (I)(L)	16,343	960,151
VASCO Data Security International, Inc. (I)	18,712	256,916
Virnetx Holding Corp. (L)	22,555	449,070
Wave Systems Corp. Class A (I)(L)	54,742	171,342
Websense, Inc. (I)	28,289	649,798

		37,873,282

		157,556,877
Materials - 5.83%
Chemicals - 2.62%
A. Schulman, Inc.	20,429	505,005
American Vanguard Corp.	14,922	129,523
Arch Chemicals, Inc.	14,776	614,534
Balchem Corp.	18,463	692,732
Calgon Carbon Corp. (I)(L)	36,653	582,050
Ferro Corp. (I)	55,940	928,045
Georgia Gulf Corp. (I)	22,035	815,295
H.B. Fuller Company	31,758	682,162
Hawkins, Inc. (L)	5,730	235,388
Innophos Holdings, Inc.	13,898	640,837
Koppers Holdings, Inc.	13,490	576,023
Kraton Performance Polymers, Inc. (I)	7,348	281,061
Landec Corp. (I)	20,499	133,244
LSB Industries, Inc. (I)	11,279	447,100
Minerals Technologies, Inc.	12,185	834,916
NewMarket Corp.	6,684	1,057,542
Olin Corp. (L)	50,920	1,167,086
OM Group, Inc. (I)	20,015	731,348
Omnova Solutions, Inc. (I)	29,728	233,959
PolyOne Corp.	60,313	857,048
Quaker Chemical Corp.	7,350	295,250
Rockwood Holdings, Inc. (I)	33,785	1,662,898
Senomyx, Inc. (I)(L)	26,190	158,188
Sensient Technologies Corp.	32,283	1,157,023
Solutia, Inc. (I)	78,775	2,000,885
Spartech Corp. (I)(L)	20,496	148,596
Stepan Company	5,058	366,705
STR Holdings, Inc. (I)(L)	18,548	355,751
TPC Group, Inc. (I)	5,260	151,856
W.R. Grace & Company (I)	47,215	1,807,862
Westlake Chemical Corp.	12,684	712,841
Zep, Inc.	14,469	251,905
Zoltek Companies, Inc. (I)	18,607	249,892

		21,464,550
Construction Materials - 0.11%
Headwaters, Inc. (I)	40,759	240,478
Texas Industries, Inc. (L)	13,542	612,505

		852,983
Containers & Packaging - 0.54%
AEP Industries, Inc. (I)	3,365	100,008
Boise, Inc. (L)	45,896	420,407
Graham Packaging Company, Inc. (I)	12,099	210,886
Graphic Packaging Holding Company (I)	73,824	400,126
Myers Industries, Inc.	23,301	231,379
Rock-Tenn Company, Class A (L)	25,227	1,749,492
Silgan Holdings, Inc.	34,889	1,330,666

		4,442,964

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 2.00%
A. M. Castle & Company (I)	11,204	$211,532
Allied Nevada Gold Corp. (I)	48,752	1,729,721
AMCOL International Corp. (L)	15,648	563,015
Capital Gold Corp. (I)	39,391	253,284
Century Aluminum Company (I)	41,425	773,819
Coeur d’Alene Mines Corp. (I)(L)	57,154	1,987,816
Contango ORE, Inc. (I)	804	14,866
General Moly, Inc. (I)(L)	42,407	228,150
Globe Specialty Metals, Inc.	39,894	907,987
Golden Star Resources, Ltd. (I)	167,451	497,329
Haynes International, Inc.	7,996	443,378
Hecla Mining Company (I)(L)	165,423	1,502,041
Horsehead Holding Corp. (I)	28,319	482,839
Jaguar Mining, Inc. (I)(L)	55,156	287,914
Kaiser Aluminum Corp. (L)	9,905	487,821
Materion Corp. (I)	13,185	537,948
Metals USA Holdings Corp. (I)	7,867	128,783
Molycorp, Inc. (I)	16,230	974,125
Noranda Aluminum Holding Corp. (I)	6,234	100,056
Olympic Steel, Inc.	6,250	205,063
RTI International Metals, Inc. (I)	19,577	609,824
Stillwater Mining Company (I)	28,842	661,347
Thompson Creek Metals Company, Inc. (I)	90,512	1,135,020
Universal Stainless & Alloy Products, Inc. (I)	4,719	159,172
US Energy Corp. (I)	19,471	121,888
US Gold Corp. (I)	64,363	568,325
Worthington Industries, Inc.	36,540	764,417

		16,337,480
Paper & Forest Products - 0.56%
Buckeye Technologies, Inc.	25,632	697,959
Clearwater Paper Corp. (I)	7,505	610,907
Deltic Timber Corp.	7,151	477,973
KapStone Paper and Packaging Corp. (I)	25,212	432,890
Louisiana-Pacific Corp. (I)(L)	82,113	862,187
Neenah Paper, Inc.	10,357	227,543
P.H. Glatfelter Company	30,327	403,956
Schweitzer-Mauduit International, Inc.	11,924	603,474
Wausau Paper Corp. (L)	32,667	249,576

		4,566,465

		47,664,442
Telecommunication Services - 0.80%
Diversified Telecommunication Services - 0.67%
AboveNet, Inc.	14,395	933,660
Alaska Communications
Systems Group, Inc. (L)	30,600	325,890
Atlantic Tele-Network, Inc.	6,140	228,347
Cbeyond, Inc. (I)	17,718	206,769
Cincinnati Bell, Inc. (I)(L)	133,590	358,021
Cogent Communications Group, Inc. (I)	29,715	424,033
Consolidated Communications Holdings, Inc.	16,962	317,698
General Communication, Inc., Class A (I)	31,366	343,144
Global Crossing, Ltd. (I)(L)	19,301	268,670
Globalstar, Inc. (I)	47,424	60,228
Hughes Communications, Inc. (I)	5,920	353,246
IDT Corp., Class B	9,293	250,446
Iridium Communications, Inc. (I)(L)	22,348	178,114
Neutral Tandem, Inc. (I)(L)	21,754	320,872
PAETEC Holding Corp. (I)	82,057	274,070
Premiere Global Services, Inc. (I)	40,080	305,410
Vonage Holdings Corp. (I)	68,792	313,692

		5,462,310

319

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.13%
FiberTower Corp. (I)	31,737	$63,791
ICO Global
Communications Holdings, Ltd. (I)	64,227	171,486
NTELOS Holdings Corp.	19,410	357,338
Shenandoah Telecommunications Company	15,666	282,928
USA Mobility, Inc.	15,020	217,640

		1,093,183

		6,555,493
Utilities - 3.01%
Electric Utilities - 1.23%
Allete, Inc.	20,401	795,027
Central Vermont Public Service Corp.	9,621	224,073
Cleco Corp.	39,391	1,350,717
El Paso Electric Company (I)	28,798	875,459
IDACORP, Inc.	31,123	1,185,786
MGE Energy, Inc.	15,328	620,631
Otter Tail Corp.	23,758	540,019
PNM Resources, Inc.	56,433	841,980
Portland General Electric Company	48,657	1,156,577
The Empire District Electric Company (L)	26,972	587,720
UIL Holding Corp.	27,039	825,230
Unisource Energy Corp.	23,784	859,316
Unitil Corp.	9,152	215,621

		10,078,156
Gas Utilities - 1.12%
Chesapeake Utilities Corp.	6,780	282,184
New Jersey Resources Corp.	26,282	1,128,812
Nicor, Inc.	28,875	1,550,588
Northwest Natural Gas Company (L)	16,984	783,472
Piedmont Natural Gas Company, Inc. (L)	45,677	1,386,297
South Jersey Industries, Inc.	19,187	1,073,896
Southwest Gas Corp.	29,017	1,130,792
The Laclede Group, Inc.	14,847	565,671
WGL Holdings, Inc.	32,015	1,248,585

		9,150,297
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	68,944	392,291
Multi-Utilities - 0.36%
Avista Corp. (L)	35,888	830,089
Black Hills Corp. (L)	25,581	855,429
CH Energy Group, Inc.	10,799	545,781
NorthWestern Corp.	23,801	721,170

		2,952,469
Water Utilities - 0.25%
American States Water Company	12,502	448,322
Cadiz, Inc. (I)(L)	10,097	123,082
California Water Service Group	13,022	484,028
Connecticut Water Service, Inc. (L)	7,642	201,367
Consolidated Water Company, Ltd.	11,569	126,102
Middlesex Water Company	12,561	228,485
SJW Corp.	8,873	205,410
York Water Company	11,254	195,932

		2,012,728

		24,585,941

TOTAL COMMON STOCKS (Cost $487,355,771)		$812,604,901

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Alere, Inc., 3.000%	6	1,653

TOTAL PREFERRED SECURITIES (Cost $1,286)		$1,653

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
zero coupon, 12/31/2015	$15,500	$10,151

TOTAL CORPORATE BONDS (Cost $12,042)		$10,151

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 3/2/2012; Strike Price: $12.21) (I)	251	43

TOTAL WARRANTS (Cost $0)		$43

SECURITIES LENDING COLLATERAL - 21.03%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	17,190,637	172,024,985

TOTAL SECURITIES LENDING
COLLATERAL (Cost $172,041,620)		$172,024,985

SHORT-TERM INVESTMENTS - 0.47%
U.S. Government Agency* - 0.37%
Federal Home Loan Bank Discount Notes,
0.105%, 06/01/2011	$3,000,000	$2,999,466
Repurchase Agreement - 0.10%
Repurchase Agreement with State Street Corp.
dated 03/31/11 at 0.010% to be repurchased
at $869,000 on 04/01/11, collateralized by
$890,000 U.S. Treasury Notes, 4.375% due
11/15/39 valued at $890,144,
including interest)	869,000	869,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,868,466)		$3,868,466

Total Investments (Small Cap Index Trust)
(Cost $663,279,185) - 120.84%		$988,510,199
Other assets and liabilities, net - (20.84%)		(170,452,429)

TOTAL NET ASSETS - 100.00%		$818,057,770

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.97%
Consumer Discretionary - 14.84%
Auto Components - 1.64%
Dana Holding Corp. (I)	59,592	$1,036,305
Dorman Products, Inc. (I)	1,425	59,978
Drew Industries, Inc.	1,556	34,745
Exide Technologies (I)	8,927	99,804
Federal Mogul Corp. (I)	5,117	127,413
Modine Manufacturing Company (I)	27,140	438,040
Motorcar Parts of America, Inc. (I)	2,433	34,013
Shiloh Industries, Inc.	1,515	17,695
Spartan Motors, Inc.	7,540	51,724
Standard Motor Products, Inc.	5,700	78,831
Superior Industries International, Inc.	7,211	184,890

320

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	19,449	$1,071,251

		3,234,689
Distributors - 0.05%
Audiovox Corp., Class A (I)	1,334	10,672
Core-Mark Holding Company, Inc. (I)	2,776	91,747
KSW, Inc.	700	2,527
Weyco Group, Inc.	18	440

		105,386
Diversified Consumer Services - 0.26%
Career Education Corp. (I)	300	6,816
Carriage Services, Inc. (I)	1,797	9,901
Jackson Hewitt Tax Service, Inc. (I)	100	60
Mac-Gray Corp.	1,524	24,582
Matthews International Corp., Class A	298	11,488
Regis Corp.	9,745	172,876
Service Corp. International	25,542	282,495
Stewart Enterprises, Inc., Class A (L)	723	5,524

		513,742
Hotels, Restaurants & Leisure - 3.94%
Bally Technologies, Inc. (I)	17,052	645,418
Benihana, Inc. (I)	1,100	9,339
Benihana, Inc., Class A (I)	745	6,295
Biglari Holdings, Inc. (I)	314	132,995
Bluegreen Corp. (I)	7,550	31,031
Bob Evans Farms, Inc.	4,678	152,503
Boyd Gaming Corp. (I)(L)	15,617	146,331
Brinker International, Inc.	39,839	1,007,927
California Pizza Kitchen, Inc. (I)	1,200	20,256
Canterbury Park Holding Corp. (I)	200	2,424
Churchill Downs, Inc.	2,448	101,592
DineEquity, Inc. (I)	20,962	1,152,491
Dover Downs Gaming & Entertainment, Inc.	1,370	4,918
Dover Motorsports, Inc. (I)	400	800
Full House Resorts, Inc. (I)	2,390	9,130
Gaming Partners International Corp.	800	5,520
Gaylord Entertainment Company (I)(L)	7,800	270,504
Great Wolf Resorts, Inc. (I)	5,835	12,312
International Speedway Corp., Class A	1,683	50,153
Isle of Capri Casinos, Inc. (I)	6,889	65,446
J. Alexander’s Corp. (I)	600	3,702
Lakes Gaming, Inc. (I)	4,180	11,286
Life Time Fitness, Inc. (I)	7,200	268,632
Luby’s, Inc. (I)	6,251	33,068
Marcus Corp.	4,971	54,184
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	3,840	27,725
Monarch Casino & Resort, Inc. (I)	1,050	10,920
Morton’s Restaurant Group, Inc. (I)	265	1,911
MTR Gaming Group, Inc. (I)	4,293	11,376
Multimedia Games, Inc. (I)	5,383	30,845
Nathan’s Famous, Inc. (I)	100	1,728
O’Charley’s, Inc. (I)(L)	5,100	30,447
Orient-Express Hotels, Ltd., Class A (I)	15,313	189,422
P.F. Chang’s China Bistro, Inc. (L)	15,574	719,363
Papa John’s International, Inc. (I)	18,750	593,813
Penn National Gaming, Inc. (I)(L)	6,801	252,045
Pinnacle Entertainment, Inc. (I)	10,171	138,529
Red Lion Hotels Corp. (I)	1,600	13,120
Red Robin Gourmet Burgers, Inc. (I)	4,000	107,600
Rick’s Cabaret International, Inc. (I)	2,439	26,658
Ruby Tuesday, Inc. (I)	9,900	129,789
Speedway Motorsports, Inc.	7,130	113,937
Texas Roadhouse, Inc., Class A	56,563	961,005

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. (I)	954	$46,517
VCG Holding Corp. (I)	2,200	4,884
Wendy’s/Arby’s Group, Inc., Class A	35,579	178,962

		7,788,853
Household Durables - 1.55%
Acme United Corp.	733	7,051
Bassett Furniture Industries, Inc. (I)	2,530	19,861
Beazer Homes USA, Inc. (I)	18,800	85,916
Blyth, Inc.	753	24,465
Brookfield Homes Corp. (I)(L)	7,963	74,852
Cavco Industries, Inc. (I)	381	17,206
Craftmade International, Inc. (I)	100	427
CSS Industries, Inc.	53	999
Emerson Radio Corp.	4,869	11,783
Ethan Allen Interiors, Inc. (L)	40,934	896,455
Furniture Brands International, Inc. (I)	14,200	64,610
Helen of Troy, Ltd. (I)	1,342	39,455
Hooker Furniture Corp.	2,555	30,558
Jarden Corp.	9,832	349,724
KB Home (L)	1,700	21,148
Kid Brands, Inc. (I)	3,500	25,725
La-Z-Boy, Inc. (I)	9,646	92,119
Lennar Corp., Class A (L)	16,000	289,920
Lennar Corp., Class B	1,969	28,885
Lifetime Brands, Inc.	1,201	18,015
M/I Homes, Inc. (I)	4,380	65,656
Meritage Homes Corp. (I)	5,313	128,203
Mohawk Industries, Inc. (I)	6,700	409,705
Pulte Group, Inc. (I)	1,581	11,699
Ryland Group, Inc.	759	12,068
Skyline Corp.	1,252	25,103
Stanley Furniture Company, Inc. (I)	2,340	12,917
Toll Brothers, Inc. (I)	14,661	289,848
Universal Electronics, Inc. (I)	213	6,296

		3,060,669
Internet & Catalog Retail - 0.04%
1-800-Flowers.com, Inc., Class A (I)	4,819	15,903
dELiA*s, Inc. (I)	5,085	9,153
Gaiam, Inc., Class A	3,676	24,262
ValueVision Media, Inc. (I)	5,800	36,888

		86,206
Leisure Equipment & Products - 0.19%
Aldila, Inc.	1,240	5,332
Arctic Cat, Inc. (I)	2,870	44,629
Callaway Golf Company (L)	11,857	80,865
Jakks Pacific, Inc. (I)	2,753	53,271
Leapfrog Enterprises, Inc. (I)	2,700	11,664
RC2 Corp. (I)	3,193	89,723
Smith & Wesson Holding Corp. (I)(L)	3,256	11,559
Steinway Musical Instruments, Inc. (I)	3,066	68,096
The Nautilus Group, Inc. (I)	3,568	10,312

		375,451
Media - 1.31%
AH Belo Corp. (I)	4,238	35,430
Ascent Media Corp., Class A (I)	3,168	154,757
Beasley Broadcasting Group, Inc. (I)	502	3,685
Cinemark Holdings, Inc.	3,320	64,242
CKX, Inc. (I)	392	1,654
Clear Channel Outdoor
Holdings, Inc., Class A (I)	3,087	44,916
Entercom Communications Corp., Class A (I)	500	5,510
EW Scripps Company (I)	9,060	89,694

321

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Fisher Communications, Inc. (I)	1,962	$60,979
Gray Television, Inc. (I)	10,200	21,114
Harte-Hanks, Inc.	1,221	14,530
Journal Communications, Inc., Class A (I)	8,698	52,188
Lee Enterprises, Inc. (I)(L)	7,296	19,699
Liberty Media Corp. - Capital, Series A (I)	2,000	147,340
Liberty Media Corp. - Starz, Series A (I)	502	38,955
Live Nation Entertainment, Inc. (I)	9,512	95,120
Madison Square Garden, Inc., Class A (I)	1,163	31,389
Media General, Inc., Class A (I)	4,268	29,364
Meredith Corp.	800	27,136
Navarre Corp. (I)	4,100	7,790
New Frontier Media, Inc. (I)	4,684	8,291
Outdoor Channel Holdings, Inc. (I)	1,369	10,213
Radio One, Inc., Class D (I)	2,600	5,070
Salem Communications Corp., Class A	2,700	10,125
Scholastic Corp.	1,457	39,397
The Interpublic Group of Companies, Inc.	100,303	1,260,809
The McClatchy Company, Class A (I)(L)	14,495	49,283
The Washington Post Company, Class B	594	259,911

		2,588,591
Multiline Retail - 1.11%
99 Cents Only Stores (I)	204	3,998
Dillard’s, Inc., Class A (L)	42,844	1,718,901
Fred’s, Inc., Class A	9,958	132,641
Retail Ventures, Inc. (I)	6,547	112,936
Saks, Inc. (I)(L)	17,605	199,113
Tuesday Morning Corp. (I)	3,900	19,110

		2,186,699
Specialty Retail - 3.54%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	15,804
Aaron’s, Inc.	1,700	43,112
Americas Car-Mart, Inc. (I)	1,575	40,604
Asbury Automotive Group, Inc. (I)	2,400	44,376
Barnes & Noble, Inc. (L)	9,769	89,777
Bebe Stores, Inc.	13,838	80,952
Books-A-Million, Inc.	3,850	15,901
Brown Shoe Company, Inc.	7,015	85,723
Build-A-Bear Workshop, Inc. (I)	4,400	26,620
Cabela’s, Inc. (I)	12,999	325,105
Cache, Inc. (I)	3,100	14,229
Casual Male Retail Group, Inc. (I)	4,708	23,116
Charming Shoppes, Inc. (I)	22,128	94,265
Christopher & Banks Corp.	7,938	51,438
Collective Brands, Inc. (I)	7,624	164,526
Conn’s, Inc. (I)(L)	7,967	35,692
Foot Locker, Inc.	24,122	475,686
GameStop Corp., Class A (I)(L)	12,900	290,508
Genesco, Inc. (I)	29,154	1,171,991
Golfsmith International Holdings, Inc. (I)	1,211	5,110
Group 1 Automotive, Inc. (L)	5,564	238,139
Haverty Furniture Companies, Inc.	4,301	57,031
Hot Topic, Inc.	7,199	41,034
Lithia Motors, Inc., Class A	5,007	73,002
MarineMax, Inc. (I)	5,289	52,150
New York & Company, Inc. (I)	10,900	76,409
Office Depot, Inc. (I)(L)	16,863	78,076
OfficeMax, Inc. (I)	1,900	24,586
Pacific Sunwear of California, Inc. (I)	12,800	46,208
Penske Automotive Group, Inc. (I)	56,387	1,128,868
Pep Boys - Manny, Moe & Jack	9,900	125,829
Rent-A-Center, Inc.	6,599	230,371
Shoe Carnival, Inc. (I)	2,853	80,027

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Signet Jewelers, Ltd. (I)	1,600	$73,632
Sonic Automotive, Inc.	900	12,609
Stage Stores, Inc.	7,000	134,540
Stein Mart, Inc.	4,251	42,978
Systemax, Inc. (I)	1,530	20,686
The Finish Line, Inc., Class A	54,487	1,081,567
The Men’s Wearhouse, Inc.	7,100	192,126
The Wet Seal, Inc., Class A (I)	5,693	24,366
West Marine, Inc. (I)	4,805	50,116
Zale Corp. (I)(L)	5,800	23,142

		7,002,027
Textiles, Apparel & Luxury Goods - 1.21%
Charles & Colvard, Ltd. (I)	343	1,290
Culp, Inc. (I)	130	1,206
Delta Apparel, Inc. (I)	400	5,716
Heelys, Inc. (I)	2,094	4,816
Iconix Brand Group, Inc. (I)	8,741	187,757
K-Swiss, Inc., Class A (I)	4,879	54,986
Kenneth Cole Productions, Inc., Class A (I)	1,500	19,455
Lacrosse Footwear, Inc.	979	17,945
Lakeland Industries, Inc. (I)	1,110	9,901
Lazare Kaplan International, Inc. (I)	300	396
Movado Group, Inc. (L)	3,838	56,342
Perry Ellis International, Inc. (I)	2,800	77,056
Phillips-Van Heusen Corp.	22,720	1,477,482
Quiksilver, Inc. (I)(L)	24,200	106,964
RG Barry Corp.	662	8,666
Rocky Brands, Inc. (I)	1,478	22,584
Skechers U.S.A., Inc., Class A (I)	3,281	67,392
Tandy Brands Accessories, Inc. (I)	300	858
The Jones Group, Inc.	12,700	174,625
The Timberland Company, Class A (I)	938	38,730
Unifi, Inc. (I)	3,847	65,399
Volcom, Inc.	200	3,706

		2,403,272

		29,345,585
Consumer Staples - 4.11%
Beverages - 0.27%
Central European Distribution Corp. (I)(L)	6,619	75,126
Coca-Cola Bottling Company Consolidated	432	28,875
Constellation Brands, Inc., Class A (I)	16,850	341,718
Craft Brewers Alliance, Inc. (I)	2,009	18,302
Heckmann Corp. (I)	5,603	36,700
MGP Ingredients, Inc.	2,764	24,102

		524,823
Food & Staples Retailing - 0.86%
Ingles Markets, Inc.	2,425	48,039
Nash Finch Company	3,050	115,717
Ruddick Corp.	205	7,911
Spartan Stores, Inc.	5,067	74,941
SUPERVALU, Inc.	2,621	23,406
Susser Holdings Corp. (I)	3,944	51,627
The Andersons, Inc.	2,523	122,921
The Pantry, Inc. (I)	3,699	54,856
United Natural Foods, Inc. (I)	23,325	1,045,427
Weis Markets, Inc.	2,432	98,399
Winn-Dixie Stores, Inc. (I)(L)	9,151	65,338

		1,708,582
Food Products - 2.59%
Alico, Inc.	318	8,513
B&G Foods, Inc.	5,550	104,174

322

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Chiquita Brands International, Inc. (I)	7,667	$117,612
Corn Products International, Inc.	21,448	1,111,435
Darling International, Inc. (I)	67,723	1,040,903
Diamond Foods, Inc.	800	44,640
Dole Food Company, Inc. (I)(L)	11,143	151,879
Farmer Brothers Company	555	6,727
Fresh Del Monte Produce, Inc.	9,412	245,747
HQ Sustainable Maritime Industries, Inc. (I)	2,756	8,433
Imperial Sugar Company	2,695	35,951
J & J Snack Foods Corp.	398	18,734
Omega Protein Corp. (I)	4,487	60,530
Ralcorp Holdings, Inc. (I)	4,383	299,929
Seneca Foods Corp., Class A (I)	1,409	42,087
Smart Balance, Inc. (I)	5,291	24,286
Smithfield Foods, Inc. (I)	21,163	509,182
Tasty Baking Company	675	1,343
The Hain Celestial Group, Inc. (I)	6,737	217,470
TreeHouse Foods, Inc. (I)	18,678	1,062,218

		5,111,793
Household Products - 0.10%
Central Garden & Pet Company (I)	2,553	22,492
Central Garden & Pet Company, Class A (I)	3,981	36,665
Oil-Dri Corp of America	331	7,050
Orchids Paper Products Company	100	1,210
Spectrum Brands Holdings, Inc. (I)	5,004	138,911

		206,328
Personal Products - 0.19%
CCA Industries, Inc.	1,277	7,407
Elizabeth Arden, Inc. (I)	4,884	146,569
Inter Parfums, Inc.	461	8,533
Mannatech, Inc. (I)	2,763	4,531
Natural Alternatives International, Inc. (I)	200	1,126
Nutraceutical International Corp. (I)	2,400	35,952
Parlux Fragrances, Inc. (I)	4,242	13,320
Prestige Brands Holdings, Inc. (I)	13,277	152,686

		370,124
Tobacco - 0.10%
Alliance One International, Inc. (I)(L)	15,584	62,648
Universal Corp. (L)	3,297	143,551

		206,199

		8,127,849
Energy - 10.47%
Energy Equipment & Services - 5.71%
Basic Energy Services, Inc. (I)	8,500	216,835
Bolt Technology Corp. (I)	1,328	17,981
Bristow Group, Inc. (I)	6,329	299,362
Bronco Drilling Company, Inc. (I)	6,885	77,801
Cal Dive International, Inc. (I)	11,331	79,090
Dawson Geophysical Company (I)	1,653	72,534
Dresser-Rand Group, Inc. (I)	18,949	1,016,045
ENGlobal Corp. (I)	5,500	24,915
Exterran Holdings, Inc. (I)	8,722	206,973
Geokinetics, Inc. (I)	2,332	19,635
Global Industries, Ltd. (I)	18,100	177,199
Gulf Islands Fabrication, Inc.	3,119	100,338
Gulfmark Offshore, Inc., Class A (I)	4,500	200,295
Helix Energy Solutions Group, Inc. (I)(L)	14,179	243,879
Hercules Offshore, Inc. (I)	19,101	126,258
Hornbeck Offshore Services, Inc. (I)(L)	5,300	163,505
Key Energy Services, Inc. (I)	16,135	250,899
Lufkin Industries, Inc.	13,881	1,297,457

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Matrix Service Company (I)	1,776	$24,686
Mitcham Industries, Inc. (I)	2,431	33,183
Natural Gas Services Group, Inc. (I)	2,620	46,531
Newpark Resources, Inc. (I)	12,359	97,142
Oceaneering International, Inc. (I)(L)	12,043	1,077,246
Oil States International, Inc. (I)	6,210	472,829
Parker Drilling Company (I)	21,964	151,771
Patterson-UTI Energy, Inc.	57,980	1,704,032
PHI, Inc. (I)	3,660	80,959
Pioneer Drilling Company (I)	13,400	184,920
Rowan Companies, Inc. (I)	12,600	556,668
SEACOR Holdings, Inc.	2,100	194,166
Seahawk Drilling, Inc. (I)	1,232	7,552
Superior Energy Services, Inc. (I)	30,245	1,240,045
TetraTechnologies, Inc. (I)	9,546	147,008
TGC Industries, Inc. (I)	3,906	30,350
Tidewater, Inc.	4,278	256,038
Trico Marine Services, Inc. (I)	4,500	315
Union Drilling, Inc. (I)	5,429	55,647
Unit Corp. (I)	4,557	282,306
Willbros Group, Inc. (I)	5,700	62,244

		11,296,639
Oil, Gas & Consumable Fuels - 4.76%
Alon USA Energy, Inc. (L)	7,477	102,435
Berry Petroleum Company, Class A	5,400	272,430
Bill Barrett Corp. (I)	3,900	155,649
BioFuel Energy Corp. (I)	1,141	936
Clayton Williams Energy, Inc. (I)	105	11,099
Comstock Resources, Inc. (I)	300	9,282
Contango Oil & Gas Company (I)	600	37,944
Crimson Exploration, Inc. (I)	3,855	15,728
Crosstex Energy, Inc. (L)	7,200	71,640
CVR Energy, Inc. (I)	12,800	296,448
Delek US Holdings, Inc.	9,835	133,363
DHT Holdings, Inc. (L)	7,721	37,138
Double Eagle Petroleum &
Mining Company (I)	2,117	19,265
Endeavour International Corp. (I)	335	4,255
Energy Partners, Ltd. (I)	9,082	163,476
Forest Oil Corp. (I)	26,242	992,735
Frontier Oil Corp.	59,223	1,736,418
General Maritime Corp. (L)	12,031	24,664
Green Plains Renewable Energy, Inc. (I)(L)	7,544	90,679
Harvest Natural Resources, Inc. (I)(L)	8,278	126,157
HKN, Inc. (I)	1,116	3,281
International Coal Group, Inc. (I)	21,729	245,538
James River Coal Company (I)	36,977	893,734
Overseas Shipholding Group, Inc. (L)	4,700	151,058
Patriot Coal Corp. (I)	1,832	47,321
Penn Virginia Corp.	7,585	128,642
Petroleum Development Corp. (I)	3,720	178,597
Plains Exploration & Production Company (I)	14,008	507,510
Rex Energy Corp. (I)	2,945	34,309
SandRidge Energy, Inc. (I)(L)	78,642	1,006,618
SM Energy Company	1,000	74,190
Sunoco, Inc.	9,544	435,111
Swift Energy Company (I)	4,000	170,720
Teekay Corp.	7,100	262,203
Tesoro Corp. (I)(L)	20,200	541,966
USEC, Inc. (I)	18,439	81,132
Western Refining, Inc. (I)(L)	20,442	346,492

		9,410,163

		20,706,802

323

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 18.77%
Capital Markets - 1.98%
Affiliated Managers Group, Inc. (I)	7,661	$837,884
American Capital, Ltd. (I)	55,500	549,450
Calamos Asset Management, Inc.	100	1,659
Capital Southwest Corp.	902	82,560
Cowen Group, Inc., Class A (I)	991	3,974
E*TRADE Financial Corp. (I)	16,600	259,458
FirstCity Financial Corp. (I)	2,100	13,545
GFI Group, Inc.	5,428	27,249
Harris & Harris Group, Inc. (I)	7,938	42,706
Internet Capital Group, Inc. (I)	1,588	22,550
Intl. FCStone, Inc. (I)	687	17,464
Investment Technology Group, Inc. (I)	1,297	23,592
JMP Group, Inc.	3,000	25,830
KBW, Inc.	25,283	662,162
LaBranche & Company, Inc. (I)	660	2,594
MCG Capital Corp.	21,400	139,100
Medallion Financial Corp.	2,675	23,513
MF Global Holdings, Ltd. (I)	19,100	158,148
Oppenheimer Holdings, Inc., Class A	475	15,917
Penson Worldwide, Inc. (I)	5,366	36,006
Piper Jaffray Companies (I)	800	33,144
Safeguard Scientifics, Inc. (I)	2,997	60,989
Sanders Morris Harris Group, Inc.	1,576	12,624
SEI Investments Company	34,478	823,335
SWS Group, Inc.	6,700	40,669

		3,916,122
Commercial Banks - 5.98%
1st Source Corp.	3,630	72,745
Ameris Bancorp (I)(L)	3,487	35,428
Associated-Banc Corp.	64,499	957,810
BancFirst Corp.	13,434	573,363
Bancorp, Inc. (I)	4,962	45,799
BancTrust Financial Group, Inc. (I)	4,850	11,931
Banner Corp.	800	1,896
Boston Private Financial Holdings, Inc.	9,773	69,095
Camden National Corp.	317	10,854
Cape Bancorp, Inc. (I)	551	5,422
Capital City Bank Group, Inc.	3,947	50,048
CapitalSource, Inc.	27,910	196,486
Capitol Bancorp, Ltd. (I)(L)	4,076	836
Cardinal Financial Corp.	5,843	68,129
Cascade Financial Corp. (I)	1,636	687
Cathay General Bancorp	13,430	228,982
Center Bancorp, Inc.	2,875	27,571
Center Financial Corp. (I)	4,662	34,219
Centerstate Banks, Inc.	703	4,921
Chemical Financial Corp.	3,140	62,580
City Holding Company	200	7,072
CoBiz Financial, Inc.	5,646	39,240
Columbia Banking System, Inc.	39,329	753,937
Commerce Bancshares, Inc.	18,014	728,486
Community Bank Systems, Inc.	1,500	36,405
Community Trust Bancorp, Inc.	13,760	380,739
Crescent Financial Corp. (I)	1,656	6,707
CVB Financial Corp.	1,964	18,285
Danvers Bancorp, Inc.	3,800	81,396
East West Bancorp, Inc.	47,629	1,045,933
Encore Bancshares, Inc. (I)	2,368	28,748
Enterprise Financial Services Corp.	2,969	41,774
Fidelity Southern Corp. (I)	1,524	12,192
Financial Institutions, Inc.	1,481	25,918
First BanCorp/Puerto Rico (I)	431	2,155
First Bancorp/Troy NC	3,936	52,191

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Busey Corp.	5,529	$28,087
First Commonwealth Financial Corp.	15,940	109,189
First Community Bancshares, Inc.	730	10,351
First Financial Bancorp	1,900	31,711
First Financial Corp./Indiana	1,071	35,600
First Horizon National Corp.	19,414	217,631
First Merchants Corp.	5,525	45,692
First Midwest Bancorp, Inc.	13,600	160,344
First Security Group, Inc. (I)	3,000	2,790
First South Bancorp, Inc.	1,628	8,124
FNB Corp.	14,682	154,748
FNB United Corp. (I)	104	31
Fulton Financial Corp.	13,000	144,430
German American Bancorp, Inc.	314	5,398
Glacier Bancorp, Inc. (L)	3,300	49,665
Great Southern Bancorp, Inc.	711	15,251
Greene County Bancshares, Inc. (I)(L)	2,987	8,334
Hampden Bancorp, Inc.	1,142	15,166
Heartland Financial USA, Inc.	1,021	17,357
Heritage Commerce Corp. (I)	2,685	12,700
Home Bancorp, Inc. (I)	527	8,074
Home Bancshares, Inc.	640	14,560
IBERIABANK Corp.	771	46,360
Independent Bank Corp. - MA (L)	2,831	76,465
Independent Bank Corp. - Michigan (I)	206	659
International Bancshares Corp.	7,200	132,048
Intervest Bancshares Corp. (I)	1,211	3,088
Lakeland Bancorp, Inc.	3,615	37,524
Lakeland Financial Corp.	2,800	63,504
Macatawa Bank Corp. (I)(L)	4,197	10,451
MainSource Financial Group, Inc. (L)	4,725	47,297
Marshall & Ilsley Corp.	771	6,160
MB Financial, Inc.	6,663	139,656
MBT Financial Corp. (I)(L)	3,023	4,595
Mercantile Bank Corp.	1,266	12,407
Metro Bancorp, Inc. (I)	709	8,756
Midsouth Bancorp, Inc.	91	1,316
Nara Bancorp, Inc. (I)	5,830	56,085
National Penn Bancshares, Inc.	20,821	161,155
NBT Bancorp, Inc.	1,200	27,348
NewBridge Bancorp. (I)	1,494	7,440
North Valley Bancorp (I)	244	2,630
Northfield Bancorp, Inc. (L)	2,228	30,746
Old National Bancorp	11,100	118,992
Old Second Bancorp, Inc. (L)	3,121	3,121
Oriental Financial Group, Inc.	4,500	56,475
Pacific Continental Corp.	100	1,019
Pacific Mercantile Bancorp (I)(L)	2,510	10,668
PacWest Bancorp (L)	1,300	28,275
Peoples Bancorp, Inc.	2,761	33,187
Pinnacle Financial Partners, Inc. (I)(L)	6,152	101,754
Popular, Inc. (I)	76,700	223,197
Preferred Bank/Los Angeles CA (I)	943	1,405
PrivateBancorp, Inc.	1,300	19,877
Renasant Corp. (L)	5,309	90,147
Republic Bancorp, Inc., Class A	300	5,844
S&T Bancorp, Inc.	800	17,256
Sandy Spring Bancorp, Inc.	3,680	67,933
SCBT Financial Corp.	900	29,952
Seacoast Banking Corp. of Florida (I)	1,900	3,002
Sierra Bancorp	1,408	15,741
Simmons First National Corp., Class A	400	10,836
Somerset Hills Bancorp	315	2,788
Southern Community Financial Corp. (I)	3,274	4,846
Southside Bancshares, Inc.	700	14,980

324

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Southwest Bancorp, Inc. (I)	4,604	$65,331
State Bancorp, Inc.	2,498	25,954
StellarOne Corp.	5,342	75,856
Sterling Bancorp	1,900	19,019
Sterling Bancshares, Inc.	10,763	92,669
Sun Bancorp, Inc. (I)	4,649	16,179
Superior Bancorp (I)(L)	2,703	946
Susquehanna Bancshares, Inc.	19,886	185,934
Synovus Financial Corp.	47,485	113,964
Taylor Capital Group, Inc. (I)	2,218	23,311
Texas Capital Bancshares, Inc. (I)	1,213	31,526
TIB Financial Corp. (I)	332	6,501
Tower Bancorp., Inc.	777	17,319
TowneBank (L)	2,136	33,450
TriCo Bancshares	700	11,417
Trustmark Corp.	1,700	39,814
UMB Financial Corp.	145	5,416
Umpqua Holdings Corp.	18,568	212,418
Union First Market Bankshares Corp.	3,984	44,820
United Bankshares, Inc. (L)	1,400	37,128
United Community Banks, Inc. (I)	7,725	18,308
Univest Corp. of Pennsylvania	1,000	17,720
Virginia Commerce Bancorp, Inc. (I)(L)	5,893	33,826
Washington Banking Company	2,041	28,778
Washington Trust Bancorp, Inc.	2,698	64,051
Webster Financial Corp.	8,486	181,855
WesBanco, Inc.	5,859	121,340
West Bancorp, Inc.	300	2,394
West Coast Bancorp (I)	395	1,371
Western Alliance Bancorp (I)	11,898	97,802
Whitney Holding Corp.	16,424	223,695
Wilmington Trust Corp.	9,000	40,680
Wilshire Bancorp, Inc. (I)	5,661	27,739
Wintrust Financial Corp.	4,248	156,114
Yadkin Valley Financial Corp. (I)	3,532	8,441
Zions Bancorporation (L)	51,870	1,196,122

		11,831,406
Consumer Finance - 0.16%
Advance America Cash Advance Centers, Inc.	4,800	25,440
Cash America International, Inc.	3,600	165,780
Nelnet, Inc., Class A	4,356	95,091
The First Marblehead Corp. (I)(L)	17,873	39,321

		325,632
Diversified Financial Services - 0.43%
Asset Acceptance Capital Corp. (I)	4,739	25,448
Asta Funding, Inc.	3,625	31,030
Interactive Brokers Group, Inc., Class A	1,200	19,068
Marlin Business Services Corp. (I)	1,583	19,534
MicroFinancial, Inc.	400	1,764
NewStar Financial, Inc. (I)	11,166	121,933
PHH Corp. (I)(L)	8,966	195,190
PICO Holdings, Inc. (I)	723	21,733
Resource America, Inc.	3,450	22,080
The NASDAQ OMX Group, Inc. (I)	14,800	382,432

		840,212
Insurance - 6.45%
21st Century Holding Company	1,090	3,357
Affirmative Insurance Holdings, Inc. (I)	3,500	8,855
Alleghany Corp. (I)	921	304,852
Allied World Assurance
Company Holdings, Ltd.	4,000	250,760
Alterra Capital Holdings, Ltd.	10,709	239,239

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life
Holding Company	10,678	$140,095
American Financial Group, Inc.	12,939	453,124
American National Insurance Company	2,550	201,884
American Safety Insurance Holdings, Ltd. (I)	2,454	52,589
AMERISAFE, Inc. (I)	2,200	48,642
Amtrust Financial Services, Inc.	3,300	62,931
Arch Capital Group, Ltd. (I)	1,813	179,831
Argo Group International Holdings, Ltd.	4,128	136,389
Arthur J. Gallagher & Company	24,083	732,364
Aspen Insurance Holdings, Ltd.	11,100	305,916
Assurant, Inc.	9,300	358,143
Assured Guaranty, Ltd.	13,900	207,110
Axis Capital Holdings, Ltd.	1,096	38,272
Citizens, Inc., Class A (I)(L)	2,024	14,775
CNA Surety Corp. (I)	8,359	211,148
CNO Financial Group, Inc. (I)	25,800	193,758
Delphi Financial Group, Inc., Class A	5,800	178,118
Donegal Group, Inc.	4,972	66,476
Eastern Insurance Holdings, Inc.	2,742	35,646
EMC Insurance Group, Inc.	1,920	47,674
Employers Holdings, Inc.	1,400	28,924
Endurance Specialty Holdings, Ltd.	7,400	361,268
Enstar Group, Ltd. (I)	1,114	111,266
FBL Financial Group, Inc., Class A	5,034	154,644
Fidelity National Financial, Inc., Class A	16,692	235,858
First Acceptance Corp. (I)	7,986	15,333
First American Financial Corp.	11,608	191,532
Flagstone Reinsurance Holdings SA	14,931	134,528
FPIC Insurance Group, Inc. (I)	16,561	627,662
Global Indemnity PLC (I)	2,945	64,731
Greenlight Capital Re, Ltd., Class A (I)	1,100	31,031
Hallmark Financial Services, Inc. (I)	4,808	40,291
Harleysville Group, Inc.	2,576	85,343
HCC Insurance Holdings, Inc.	7,900	247,349
Hilltop Holdings, Inc. (I)	10,034	100,741
Horace Mann Educators Corp.	6,694	112,459
Independence Holding Company	3,599	28,720
Maiden Holdings, Ltd.	2,524	18,905
MBIA, Inc. (I)(L)	36,546	366,922
Meadowbrook Insurance Group, Inc.	8,411	87,054
Montpelier Re Holdings, Ltd.	11,911	210,467
National Financial Partners Corp. (I)	7,720	113,870
National Interstate Corp.	726	15,137
Old Republic International Corp.	19,416	246,389
OneBeacon Insurance Group, Ltd.	2,200	29,766
Platinum Underwriters Holdings, Ltd.	5,500	209,495
ProAssurance Corp. (I)	2,400	152,088
Protective Life Corp.	5,419	143,874
Reinsurance Group of America, Inc.	8,574	538,276
RenaissanceRe Holdings, Ltd.	3,795	261,817
RLI Corp.	700	40,355
Safety Insurance Group, Inc.	7,449	343,473
SeaBright Holdings, Inc.	2,401	24,610
StanCorp Financial Group, Inc.	3,400	156,808
State Auto Financial Corp.	3,886	70,803
Stewart Information Services Corp.	3,766	39,468
The Hanover Insurance Group, Inc.	18,931	856,628
The Navigators Group, Inc. (I)	1,506	77,559
The Phoenix Companies, Inc. (I)	21,638	58,855
Tower Group, Inc.	2,517	60,484
Transatlantic Holdings, Inc.	9,141	444,892
United Fire & Casualty Company	1,985	40,117
Unitrin, Inc.	9,673	298,702
Universal Insurance Holdings, Inc.	1,713	9,284

325

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	9,357	$311,869
White Mountains Insurance Group, Ltd.	1,340	488,028

		12,759,623
Real Estate Investment Trusts - 2.04%
Alexandria Real Estate Equities, Inc. (L)	8,824	688,007
Digital Realty Trust, Inc. (L)	13,200	767,448
LaSalle Hotel Properties	38,491	1,039,257
Senior Housing Properties Trust	25,569	589,110
Tanger Factory Outlet Centers, Inc.	36,400	955,136

		4,038,958
Real Estate Management & Development - 0.63%
Avatar Holdings, Inc. (I)	2,398	47,456
Forest City Enterprises, Inc., Class A (I)	12,002	225,998
Jones Lang LaSalle, Inc.	9,468	944,338
Thomas Properties Group, Inc. (I)	4,600	15,410
ZipRealty, Inc. (I)	900	2,610

		1,235,812
Thrifts & Mortgage Finance - 1.10%
Abington Bancorp, Inc.	3,803	46,511
Astoria Financial Corp.	11,661	167,569
Atlantic Coast Financial Corp. (I)	105	1,045
Bank Mutual Corp.	3,942	16,675
BankAtlantic Bancorp, Inc. (I)(L)	5,572	5,126
BankFinancial Corp.	5,239	48,146
Beneficial Mutual Bancorp, Inc. (I)	1,418	12,223
Berkshire Hill Bancorp, Inc.	2,967	61,862
BofI Holding, Inc. (I)(L)	2,469	38,319
Brookline Bancorp, Inc.	6,000	63,180
Dime Community Bancshares	3,100	45,756
Doral Financial Corp. (I)	5,700	6,270
ESSA Bancorp, Inc.	2,861	37,765
Federal Agricultural
Mortgage Corp., Class C (L)	2,313	44,201
First Defiance Financial Corp. (I)	751	10,702
First Financial Holdings, Inc.	3,984	45,059
First Financial Northwest, Inc.	2,425	13,823
First Niagara Financial Group, Inc.	9,900	134,442
First PacTrust Bancorp, Inc.	95	1,511
First Place Financial Corp. (I)	400	912
Flushing Financial Corp.	4,847	72,220
Home Federal Bancorp, Inc.	2,328	27,424
Hopfed Bancorp, Inc.	408	3,754
Kaiser Federal Financial Group, Inc. (L)	1,732	21,304
Legacy Bancorp, Inc.	2,286	29,215
Louisiana Bancorp, Inc. (I)	100	1,510
Meridian Interstate Bancorp, Inc. (I)	2,279	32,020
MGIC Investment Corp. (I)	23,698	210,675
New England Bancshares, Inc.	100	969
NewAlliance Bancshares, Inc.	19,791	293,698
Northeast Community Bancorp, Inc.	1,932	11,553
Northwest Bancshares, Inc.	3,468	43,489
OceanFirst Financial Corp.	1,700	23,715
Ocwen Financial Corp. (I)	12,254	135,039
Provident Financial Holdings, Inc.	1,778	14,740
Provident Financial Services, Inc.	2,534	37,503
Provident New York Bancorp	201	2,074
Radian Group, Inc. (L)	18,184	123,833
Riverview Bancorp, Inc. (I)	917	2,806
Roma Financial Corp.	200	2,214
Rome Bancorp, Inc.	698	7,887
The PMI Group, Inc. (I)	22,100	59,670
TierOne Corp. (I)	2,328	9
Tree.com, Inc. (I)	2,270	13,393

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	2,387	$39,409
United Western Bancorp, Inc. (I)	1,286	41
Washington Federal, Inc.	6,780	117,565
Waterstone Financial, Inc. (I)	2,000	6,140
Westfield Financial, Inc.	4,152	37,617

		2,172,583

		37,120,348
Health Care - 8.94%
Biotechnology - 0.12%
ADVENTRX Pharmaceuticals, Inc. (I)	3,573	7,468
Amicus Therapeutics, Inc. (I)	200	1,418
Celera Corp. (I)	15,130	122,704
Codexis, Inc. (I)	1,317	15,620
Infinity Pharmaceuticals, Inc. (I)	1,893	11,131
Maxygen, Inc.	7,535	39,182
MediciNova, Inc. (I)	500	1,290
Myriad Pharmaceuticals, Inc. (I)	361	1,393
Repligen Corp. (I)	1,386	5,198
SuperGen, Inc. (I)	5,405	16,756
Trimeris, Inc. (I)	3,845	9,651

		231,811
Health Care Equipment & Supplies - 2.39%
Alere, Inc. (I)	12,975	507,842
Alphatec Holdings, Inc. (I)	4,968	13,414
Analogic Corp.	600	33,930
AngioDynamics, Inc. (I)	5,595	84,596
Anika Therapeutics, Inc. (I)	3,550	31,808
Cantel Medical Corp.	2,286	58,865
CONMED Corp. (I)	3,500	91,980
Cutera, Inc. (I)	3,120	26,738
Cynosure, Inc. (I)	2,139	29,711
Digirad Corp. (I)	3,100	7,750
Exactech, Inc. (I)	724	12,706
Greatbatch, Inc. (I)	3,939	104,226
Hologic, Inc. (I)	25,100	557,220
Invacare Corp.	4,641	144,428
IRIS International, Inc. (I)	1,282	11,564
LeMaitre Vascular, Inc.	1,115	7,593
Medical Action Industries, Inc. (I)	800	6,720
Misonix, Inc. (I)	500	1,195
Natus Medical, Inc. (I)	1,549	26,023
Palomar Medical Technologies, Inc. (I)	1,177	17,478
Rochester Medical Corp. (I)	866	9,942
RTI Biologics, Inc. (I)	12,463	35,644
Solta Medical, Inc. (I)	3,330	10,989
Symmetry Medical, Inc. (I)	6,511	63,808
Synovis Life Technologies, Inc. (I)	700	13,426
Teleflex, Inc.	17,139	993,719
The Cooper Companies, Inc.	23,257	1,615,199
TomoTherapy, Inc. (I)	11,111	50,777
TranS1, Inc. (I)	1,881	8,126
West Pharmaceutical Services, Inc.	1,200	53,724
Wright Medical Group, Inc. (I)	4,100	69,741
Young Innovations, Inc.	500	15,700

		4,716,582
Health Care Providers & Services - 4.60%
Alliance HealthCare Services, Inc. (I)	244	1,078
Allied Healthcare International, Inc. (I)	10,327	26,231
Almost Family, Inc. (I)	685	25,783
Amedisys, Inc. (I)	1,941	67,935
American Dental Partners, Inc. (I)	3,854	50,564
AMN Healthcare Services, Inc. (I)	4,149	35,930

326

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AmSurg Corp. (I)	5,246	$133,458
Animal Health International, Inc. (I)	601	2,524
Assisted Living Concepts, Inc. (I)	1,824	71,391
Brookdale Senior Living, Inc. (I)	8,594	240,632
Capital Senior Living Corp. (I)	6,526	69,306
Centene Corp. (I)	1,000	32,980
Community Health Systems, Inc. (I)	11,400	455,886
Continucare Corp. (I)	2,609	13,958
Coventry Health Care, Inc. (I)	17,000	542,130
Cross Country Healthcare, Inc. (I)	2,192	17,163
Dynacq Healthcare, Inc. (I)(L)	600	1,176
Five Star Quality Care, Inc. (I)	8,754	71,170
Gentiva Health Services, Inc. (I)	25,602	717,624
Hanger Orthopedic Group, Inc. (I)	46,524	1,211,020
Health Net, Inc. (I)	11,988	392,008
Healthspring, Inc. (I)	35,108	1,311,986
Healthways, Inc. (I)	977	15,016
Integramed America, Inc. (I)	830	8,549
Kindred Healthcare, Inc. (I)	3,400	81,192
LHC Group, Inc. (I)	1,200	36,000
LifePoint Hospitals, Inc. (I)(L)	5,943	238,790
Magellan Health Services, Inc. (I)	800	39,264
MedCath Corp. (I)	4,975	69,401
Molina Healthcare, Inc. (I)	3,609	144,360
National Healthcare Corp.	400	18,596
NovaMed, Inc. (I)	1,723	22,744
Omnicare, Inc. (L)	10,600	317,894
Owens & Minor, Inc.	23,827	773,901
PDI, Inc. (I)	619	5,020
PharMerica Corp. (I)	1,659	18,979
RehabCare Group, Inc. (I)	760	28,021
Select Medical Holdings Corp. (I)	1,492	12,026
Skilled Healthcare Group, Inc. (I)	1,294	18,621
Sun Healthcare Group, Inc. (I)	2,633	37,046
SunLink Health Systems, Inc. (I)	100	156
The Providence Service Corp. (I)	1,200	17,976
Triple-S Management Corp., Class B (I)	3,459	71,186
Universal American Financial Corp.	12,514	286,696
Universal Health Services, Inc., Class B	23,921	1,181,937
WellCare Health Plans, Inc. (I)	3,800	159,410

		9,094,714
Health Care Technology - 0.38%
Arrhythmia Research Technology, Inc.	200	1,100
Emdeon, Inc., Class A (I)	1,084	17,463
Omnicell, Inc. (I)	45,205	688,924
Vital Images, Inc. (I)	3,510	47,420

		754,907
Life Sciences Tools & Services - 0.11%
Affymetrix, Inc. (I)	11,100	57,831
Albany Molecular Research, Inc. (I)	1,439	6,130
BioClinica, Inc. (I)	3,000	15,600
Cambrex Corp. (I)	6,472	35,596
Enzo Biochem, Inc. (I)	1,900	7,961
Harvard Bioscience, Inc. (I)	6,562	37,272
Kendle International, Inc. (I)	2,900	31,059
Medtox Scientific, Inc.	2,011	33,001

		224,450
Pharmaceuticals - 1.34%
Adolor Corp. (I)	5,850	8,249
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,626	8,455
Cumberland Pharmaceuticals, Inc. (I)	261	1,443
Endo Pharmaceuticals Holdings, Inc. (I)	27,197	1,037,838
Hi-Tech Pharmacal Company, Inc. (I)	800	16,104

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
K-V Pharmaceutical Company, Class A (I)(L)	8,839	$52,946
Lannett Company, Inc. (I)	3,934	21,952
Medicis Pharmaceutical Corp., Class A	8	256
Par Pharmaceutical Companies, Inc. (I)	2,725	84,693
Sucampo Pharmaceuticals, Inc. (I)	535	2,247
Viropharma, Inc. (I)	71,557	1,423,984

		2,658,167

		17,680,631
Industrials - 15.93%
Aerospace & Defense - 1.45%
AAR Corp. (L)	37,295	1,033,817
Aerovironment, Inc. (I)(L)	15,190	531,194
Allied Defense Group, Inc. (I)	1,300	4,576
Ascent Solar Technologies, Inc. (I)(L)	7,348	21,089
Ceradyne, Inc. (I)	4,747	213,995
CPI Aerostructures, Inc. (I)	966	14,654
Curtiss-Wright Corp.	2,824	99,235
Ducommun, Inc.	2,274	54,349
Esterline Technologies Corp. (I)	4,648	328,707
Global Defense Technology
& Systems, Inc. (I)	224	5,425
Innovative Solutions & Support, Inc. (I)	2,300	13,455
Kratos Defense & Security Solutions, Inc. (I)	1,000	14,240
Ladish Company, Inc. (I)	1,632	89,189
LMI Aerospace, Inc. (I)	2,295	46,382
Moog, Inc., Class A (I)	2,700	123,957
Orbital Sciences Corp., Class A (I)	487	9,214
SIFCO Industries, Inc.	1,000	17,780
Sparton Corp. (I)	2,053	15,952
Sypris Solutions, Inc. (I)	1,824	7,843
Triumph Group, Inc.	2,579	228,113

		2,873,166
Air Freight & Logistics - 0.71%
Air Transport Services Group, Inc. (I)	13,829	116,855
Atlas Air Worldwide Holdings, Inc. (I)	3,546	247,227
UTi Worldwide, Inc.	51,064	1,033,535

		1,397,617
Airlines - 0.22%
AirTran Holdings, Inc. (I)	489	3,643
Alaska Air Group, Inc. (I)	600	38,052
Hawaiian Holdings, Inc. (I)	166	998
JetBlue Airways Corp. (I)(L)	26,192	164,224
Pinnacle Airlines Corp. (I)	4,022	23,127
Republic Airways Holdings, Inc. (I)(L)	7,051	45,338
Skywest, Inc.	9,577	162,043

		437,425
Building Products - 0.71%
A.O. Smith Corp.	1,350	59,859
American Woodmark Corp.	1,592	33,241
Ameron International Corp.	1,477	103,080
Apogee Enterprises, Inc.	6,484	85,524
Armstrong World Industries, Inc.	4,700	217,469
Builders FirstSource, Inc. (I)	300	852
Gibraltar Industries, Inc. (I)	5,909	70,494
Griffon Corp. (I)	11,338	148,868
Insteel Industries, Inc.	2,944	41,628
Owens Corning (I)	11,508	414,173
PGT, Inc. (I)	3,718	8,737
Quanex Building Products Corp.	700	13,741
Simpson Manufacturing Company, Inc.	1,100	32,406
Universal Forest Products, Inc.	2,065	75,682

327

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
US Home Systems, Inc. (I)	656	$2,854
USG Corp. (I)(L)	5,727	95,412

		1,404,020
Commercial Services & Supplies - 2.16%
ABM Industries, Inc.	40,813	1,036,242
American Reprographics Company (I)	2,955	30,584
Casella Waste Systems, Inc., Class A (I)	1,644	11,787
CECO Environmental Corp. (I)	2,790	16,517
Consolidated Graphics, Inc. (I)	1,633	89,211
Courier Corp.	1,544	21,554
Covanta Holding Corp.	4,970	84,888
EnergySolutions, Inc.	7,950	47,382
Ennis, Inc.	5,481	93,341
G&K Services, Inc., Class A	1,729	57,489
Intersections, Inc.	3,791	47,008
KAR Auction Services, Inc. (I)	163	2,500
Kimball International, Inc., Class B	4,427	30,989
M&F Worldwide Corp. (I)	1,700	42,704
McGrath Rentcorp	1,390	37,905
Metalico, Inc. (I)(L)	6,700	41,674
Mobile Mini, Inc. (I)(L)	6,846	164,441
Multi-Color Corp.	647	13,076
Schawk, Inc., Class A	3,240	62,986
Steelcase, Inc., Class A	11,358	129,254
Sykes Enterprises, Inc. (I)	2,371	46,875
Team, Inc. (I)	40,301	1,058,304
Tetra Tech, Inc. (I)	1,400	34,566
The Geo Group, Inc. (I)	1,324	33,947
Unifirst Corp.	1,590	84,286
United Stationers, Inc.	674	47,888
Versar, Inc. (I)	2,242	7,309
Viad Corp.	4,288	102,655
Virco Manufacturing Corp.	1,200	3,900
Waste Connections, Inc.	26,927	775,228
WCA Waste Corp. (I)	1,000	6,000

		4,262,490
Construction & Engineering - 0.79%
Aecom Technology Corp. (I)	215	5,962
Comfort Systems USA, Inc.	2,691	37,862
Dycom Industries, Inc. (I)	9,107	157,915
EMCOR Group, Inc. (I)	783	24,250
Granite Construction, Inc. (L)	3,290	92,449
Great Lakes Dredge & Dock Corp.	14,511	110,719
Insituform Technologies, Inc., Class A (I)	1,700	45,475
Integrated Electrical Services, Inc. (I)	620	2,133
Layne Christensen Company (I)	3,712	128,064
MasTec, Inc. (I)	1,800	37,440
Northwest Pipe Company (I)	2,200	50,446
Pike Electric Corp. (I)	4,573	43,535
Quanta Services, Inc. (I)	11,390	255,478
Sterling Construction Company, Inc. (I)	1,697	28,645
Tutor Perini Corp.	8,135	198,169
URS Corp. (I)	7,296	335,981

		1,554,523
Electrical Equipment - 1.37%
A123 Systems, Inc. (I)(L)	2,300	14,605
Allied Motion Technologies, Inc. (I)	400	2,820
Belden, Inc.	28,829	1,082,529
Brady Corp., Class A	507	18,095
Encore Wire Corp.	3,894	94,780
EnerSys (I)	2,536	100,806
Franklin Electric Company, Inc.	800	36,960
General Cable Corp. (I)	2,238	96,905

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
GrafTech International, Ltd. (I)	54,048	$1,115,010
Hoku Corp. (I)(L)	1,633	3,266
LaBarge, Inc. (I)	300	5,310
LSI Industries, Inc.	4,131	29,908
Ocean Power Technologies, Inc. (I)(L)	2,429	13,432
Orion Energy Systems, Inc. (I)	3,553	14,319
Powell Industries, Inc. (I)	206	8,125
PowerSecure International, Inc. (I)	3,120	26,832
SL Industries, Inc. (I)	1,600	29,296
Technology Research Corp.	1,197	8,547
Ultralife Corp. (I)	1,984	10,039

		2,711,584
Industrial Conglomerates - 0.04%
Standex International Corp.	2,329	88,246
Machinery - 4.54%
Actuant Corp., Class A	2,201	63,829
AGCO Corp. (I)(L)	3,700	203,389
Alamo Group, Inc.	2,627	72,111
Albany International Corp., Class A	3,434	85,507
American Railcar Industries, Inc. (I)	4,697	117,237
Ampco-Pittsburgh Corp.	1,146	31,607
Astec Industries, Inc. (I)	800	29,832
Barnes Group, Inc. (L)	2,420	50,530
Briggs & Stratton Corp.	7,127	161,427
Cascade Corp.	1,676	74,716
Chart Industries, Inc. (I)	4,442	244,488
CIRCOR International, Inc.	809	38,039
Columbus McKinnon Corp. (I)	3,811	70,351
EnPro Industries, Inc. (I)(L)	1,000	36,320
ESCO Technologies, Inc.	600	22,890
Federal Signal Corp.	14,213	92,527
Flow International Corp. (I)	6,450	28,316
FreightCar America, Inc.	1,700	55,267
Gardner Denver, Inc.	16,030	1,250,821
Gencor Industries, Inc. (I)	1,400	11,046
Greenbrier Companies, Inc. (I)	4,803	136,309
Hardinge, Inc.	3,000	41,100
Hurco Companies, Inc. (I)	1,492	45,506
IDEX Corp.	22,554	984,482
Kaydon Corp.	1,300	50,947
Key Technology, Inc. (I)	641	12,955
L.B. Foster Company	450	19,400
Lydall, Inc. (I)	2,409	21,416
Met-Pro Corp.	2,056	24,466
MFRI, Inc. (I)	1,100	12,364
Miller Industries, Inc.	2,747	44,611
Mueller Industries, Inc.	1,248	45,702
Mueller Water Products, Inc.	19,856	88,955
NACCO Industries, Inc., Class A	1,100	121,737
NN, Inc. (I)	1,526	27,865
Sauer-Danfoss, Inc. (I)	1,712	87,192
Terex Corp. (I)	1,402	51,930
Timken Company	384	20,083
Titan International, Inc. (L)	73,430	1,953,972
Trinity Industries, Inc.	39,629	1,453,195
Twin Disc, Inc.	687	22,135
Valmont Industries, Inc.	8,157	851,346
Watts Water Technologies, Inc., Class A (L)	2,867	109,491

		8,967,409
Marine - 0.26%
Alexander & Baldwin, Inc.	6,896	314,802
Eagle Bulk Shipping, Inc. (I)(L)	13,405	49,867
Excel Maritime Carriers, Ltd. (I)(L)	16,611	71,261

328

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Genco Shipping & Trading, Ltd. (I)(L)	5,300	$57,081
Horizon Lines, Inc.	6,383	5,426
International Shipholding Corp.	848	21,115

		519,552
Professional Services - 0.46%
Barrett Business Services, Inc.	2,478	39,797
CBIZ, Inc. (I)(L)	11,152	80,406
CDI Corp.	5,470	80,901
CRA International, Inc. (I)	2,371	68,356
Franklin Covey Company (I)	3,500	30,310
FTI Consulting, Inc. (I)	97	3,718
GP Strategies Corp. (I)	3,946	53,666
Heidrick & Struggles International, Inc.	1,508	41,968
Hill International, Inc. (I)	640	3,386
Hudson Highland Group, Inc. (I)	4,800	31,200
Huron Consulting Group, Inc. (I)	556	15,396
Kelly Services, Inc., Class A (I)	6,107	132,583
Korn/Ferry International (I)	1,251	27,860
LECG Corp. (I)	5,738	1,157
Manpower, Inc.	40	2,515
National Technical Systems, Inc.	1,146	8,194
Navigant Consulting Company (I)	4,810	48,052
On Assignment, Inc. (I)	9,160	86,654
RCM Technologies, Inc. (I)	300	1,527
School Specialty, Inc. (I)	2,153	30,788
SFN Group, Inc. (I)	3,304	46,553
The Dolan Company (I)	5,314	64,512
Volt Information Sciences, Inc. (I)	2,445	20,049

		919,548
Road & Rail - 1.80%
AMERCO, Inc. (I)	3,340	323,980
Arkansas Best Corp.	1,945	50,414
Avis Budget Group, Inc. (I)	17,100	306,261
Celadon Group, Inc. (I)	2,764	44,887
Con-way, Inc.	492	19,331
Covenant Transport, Inc. (I)	1,373	12,700
Dollar Thrifty Automotive Group, Inc. (I)	4,000	266,920
Frozen Food Express Industries (I)	800	2,768
Genesee & Wyoming, Inc., Class A (I)	1,300	75,660
Landstar System, Inc.	16,080	734,534
Marten Transport, Ltd.	3,706	82,644
Old Dominion Freight Line, Inc. (I)	31,198	1,094,738
P.A.M. Transportation Services, Inc. (I)	2,546	30,934
RailAmerica, Inc. (I)	2,418	41,203
Ryder Systems, Inc.	7,300	369,380
Saia, Inc. (I)	3,445	56,464
Universal Truckload Services, Inc. (I)	174	3,002
USA Truck, Inc. (I)	2,476	32,188
Werner Enterprises, Inc.	112	2,965

		3,550,973
Trading Companies & Distributors - 1.42%
Aceto Corp.	5,823	46,409
Aircastle, Ltd.	13,051	157,526
Applied Industrial Technologies, Inc.	4,193	139,459
Beacon Roofing Supply, Inc. (I)(L)	41,363	846,701
CAI International, Inc. (I)	2,900	74,994
DXP Enterprises, Inc. (I)	180	4,154
GATX Corp.	7,598	293,739
H&E Equipment Services, Inc. (I)	9,156	178,634
Interline Brands, Inc. (I)	5,656	115,382
Kaman Corp., Class A	600	21,120
Lawson Products, Inc.	1,291	29,745
Rush Enterprises, Inc., Class B (I)	28,338	492,798

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
TAL International Group, Inc.	5,450	$197,672
Titan Machinery, Inc. (I)	3,600	90,900
WESCO International, Inc. (I)	1,718	107,375
Willis Lease Finance Corp. (I)	406	5,132

		2,801,740

		31,488,293
Information Technology - 15.31%
Communications Equipment - 1.41%
Anaren, Inc. (I)	1,281	25,748
Arris Group, Inc. (I)	113	1,440
Aviat Networks, Inc. (I)	10,732	55,484
Aware, Inc. (I)	4,448	16,013
Bel Fuse, Inc., Class B	2,241	49,324
Black Box Corp.	2,519	88,543
Calix, Inc. (I)	586	11,902
Cogo Group, Inc. (I)	5,369	43,328
Communications Systems, Inc.	2,000	30,880
Comtech Telecommunications Corp.	2,888	78,496
DG Fastchannel, Inc. (I)	900	28,998
Digi International, Inc. (I)	5,313	56,105
EchoStar Corp., Class A (I)	3,985	150,832
EMS Technologies, Inc. (I)	2,800	55,034
Emulex Corp. (I)	3,023	32,255
EndWave Corp. (I)	2,500	6,000
Extreme Networks, Inc. (I)	3,404	11,914
Globecomm Systems, Inc. (I)	5,296	65,300
Harmonic, Inc. (I)	6,700	62,846
JDS Uniphase Corp. (I)	62,403	1,300,479
KVH Industries, Inc. (I)	2,778	42,003
Loral Space & Communications, Inc. (I)	1,287	99,807
Network Engines, Inc. (I)	7,300	14,819
Network Equipment Technologies, Inc. (I)(L)	364	1,372
Oplink Communications, Inc. (I)	1,719	33,503
OpNext, Inc. (I)	12,000	29,160
Optical Cable Corp.	931	4,627
ORBCOMM, Inc. (I)	10,840	35,772
Performance Technologies, Inc. (I)	2,000	4,260
Relm Wireless Corp. (I)	3,600	5,724
Seachange International, Inc. (I)	5,428	51,566
Sycamore Networks, Inc.	5,162	126,108
Symmetricom, Inc. (I)	1,500	9,195
Telular Corp.	2,776	20,154
Tollgrade Communications, Inc. (I)	2,100	21,168
UTStarcom, Inc. (I)(L)	31,207	73,336
Viasat, Inc. (I)	1,300	51,792

		2,795,287
Computers & Peripherals - 0.33%
Avid Technology, Inc. (I)	9,145	203,934
Concurrent Computer Corp. (I)	1,651	10,500
Cray, Inc. (I)	1,067	6,882
Datalink Corp. (I)	2,700	17,280
Electronics for Imaging, Inc. (I)	9,181	135,053
Hutchinson Technology, Inc. (I)(L)	5,052	14,247
Imation Corp. (I)	8,347	92,986
Intermec, Inc. (I)	973	10,499
Interphase Corp. (I)	940	6,166
Intevac, Inc. (I)	5,201	64,648
KEY Tronic Corp. (I)	1,900	9,519
Novatel Wireless, Inc. (I)	7,508	40,994
Presstek, Inc. (I)	6,291	13,085
Rimage Corp.	946	15,278

329

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Silicon Graphics International Corp. (I)	1,054	$22,556

		663,627
Electronic Equipment, Instruments & Components - 3.58%
ADDvantage Technologies Group, Inc. (I)	428	1,323
Arrow Electronics, Inc. (I)	16,966	710,536
Avnet, Inc. (I)	2,306	78,612
AVX Corp.	14,100	210,231
Benchmark Electronics, Inc. (I)	10,643	201,898
Checkpoint Systems, Inc. (I)	5,678	127,641
Chyron International Corp. (I)	200	464
Coherent, Inc. (I)	1,177	68,395
Electro Rent Corp.	5,481	94,164
Electro Scientific Industries, Inc. (I)	4,104	71,245
FARO Technologies, Inc. (I)	1,572	62,880
Gerber Scientific, Inc. (I)	5,171	48,401
ID Systems, Inc. (I)	2,235	10,281
Ingram Micro, Inc., Class A (I)	61,247	1,288,024
Insight Enterprises, Inc. (I)	6,149	104,717
IntriCon Corp. (I)	100	396
L-1 Identity Solutions, Inc. (I)	17,405	205,031
Measurement Specialties, Inc. (I)	3,388	115,395
Mercury Computer Systems, Inc. (I)	760	16,082
Methode Electronics, Inc.	8,295	100,204
Multi-Fineline Electronix, Inc. (I)	786	22,181
OSI Systems, Inc. (I)	32,010	1,201,335
PAR Technology Corp. (I)	3,132	14,094
Park Electrochemical Corp.	631	20,350
PC Connection, Inc. (I)	4,352	38,559
PC Mall, Inc. (I)	3,055	31,680
Perceptron, Inc. (I)	1,608	10,275
Planar Systems, Inc. (I)	5,100	14,025
Plexus Corp. (I)	100	3,506
RadiSys Corp. (I)	5,279	45,716
Richardson Electronics, Ltd.	2,884	38,011
Rofin-Sinar Technologies, Inc. (I)	14,909	588,906
Rogers Corp. (I)	2,200	99,132
Sanmina-SCI Corp. (I)	2,600	29,146
Scansource, Inc. (I)	900	34,191
SMART Modular
Technologies (WWH), Inc. (I)	10,661	82,836
Spectrum Control, Inc. (I)	2,844	55,970
SYNNEX Corp. (I)	4,580	149,903
Tech Data Corp. (I)	7,214	366,904
Tessco Technologies, Inc.	1,950	22,425
TTM Technologies, Inc. (I)	9,698	176,116
Viasystems Group, Inc. (I)	720	19,649
Vicon Industries, Inc. (I)	126	595
Vishay Intertechnology, Inc. (I)	23,142	410,539
Vishay Precision Group, Inc. (I)	1,653	25,903
Wayside Technology Group, Inc.	96	1,316
X-Rite, Inc. (I)	3,846	18,269
Zygo Corp. (I)	2,603	38,056

		7,075,508
Internet Software & Services - 1.67%
AOL, Inc. (I)	5,618	109,720
DealerTrack Holdings, Inc. (I)	1,571	36,070
Digital River, Inc. (I)	504	18,865
Earthlink, Inc.	14,781	115,735
IAC/InterActiveCorp (I)	13,798	426,220
InfoSpace, Inc. (I)	8,014	69,401
Internap Network Services Corp. (I)	11,043	72,553
Keynote Systems, Inc.	700	12,985
Looksmart, Ltd. (I)	700	1,148

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Marchex, Inc., Class B	5,948	$46,811
Market Leader, Inc. (I)	700	1,750
ModusLink Global Solutions, Inc.	10,316	56,325
Open Text Corp. (I)(L)	16,793	1,046,540
Perficient, Inc. (I)	1,837	22,062
RealNetworks, Inc. (I)	23,449	87,230
Soundbite Communications, Inc. (I)(L)	3,800	10,070
TechTarget, Inc. (I)	2,453	21,856
The Knot, Inc. (I)	3,091	37,247
TheStreet.com, Inc.	8,757	29,336
United Online, Inc.	10,879	68,592
ValueClick, Inc. (I)	66,506	961,677
Web.com Group, Inc. (I)	2,845	41,509

		3,293,702
IT Services - 1.74%
Acorn Energy, Inc. (I)	1,776	6,376
Acxiom Corp. (I)	3,452	49,536
CACI International, Inc., Class A (I)	4,374	268,214
CIBER, Inc. (I)	17,241	115,515
Convergys Corp. (I)	16,749	240,516
CoreLogic, Inc. (I)	11,608	214,748
Dynamics Research Corp. (I)	1,898	31,032
Euronet Worldwide, Inc. (I)	1,100	21,263
Integral Systems, Inc. (I)	3,264	39,723
INX, Inc. (I)	689	5,050
Jack Henry & Associates, Inc.	30,796	1,043,676
Online Resources Corp. (I)	6,260	23,663
SRA International, Inc., Class A (I)	5,347	151,641
StarTek, Inc. (I)	3,143	15,841
The Hackett Group, Inc. (I)	7,525	28,896
Tier Technologies, Inc., Class B (I)	709	3,900
Virtusa Corp. (I)	2,973	55,684
WPCS International, Inc. (I)	1,200	2,880
Wright Express Corp. (I)	21,692	1,124,513
XETA Technologies, Inc. (I)	400	2,188

		3,444,855
Semiconductors & Semiconductor Equipment - 3.36%
Advanced Analogic Technologies, Inc. (I)	9,064	34,262
Advanced Energy Industries, Inc. (I)	45,771	748,356
Aetrium (I)	650	1,118
Anadigics, Inc. (I)	11,169	50,037
ATMI, Inc. (I)	4,460	84,205
AuthenTec, Inc. (I)	4,734	15,149
Axcelis Technologies, Inc. (I)	5,100	13,515
AXT, Inc. (I)(L)	4,729	33,907
Brooks Automation, Inc. (I)	2,800	38,444
BTU International, Inc. (I)	1,318	14,498
Cabot Microelectronics Corp. (I)	1,000	52,250
Cascade Microtech, Inc. (I)	1,892	11,693
Cohu, Inc.	5,792	88,965
Cymer, Inc. (I)	19,897	1,125,772
Diodes, Inc. (I)	733	24,966
DSP Group, Inc. (I)	4,702	36,205
Entegris, Inc. (I)	1,000	8,770
Evergreen Solar, Inc. (I)(L)	3,119	4,211
Exar Corp. (I)	9,386	56,504
Fairchild Semiconductor International, Inc. (I)	20,626	375,393
FEI Company (I)	1,300	43,836
FormFactor, Inc. (I)	4,027	41,478
FSI International, Inc. (I)	7,000	30,660
GSI Technology, Inc. (I)	7,324	66,575
Ikanos Communications, Inc. (I)	4,125	4,703
Integrated Device Technology, Inc. (I)	4,923	36,283

330

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Integrated Silicon Solution, Inc. (I)	4,000	$37,080
International Rectifier Corp. (I)	3,315	109,594
Intersil Corp., Class A	2,747	34,200
IXYS Corp. (I)	1,706	22,912
Kopin Corp. (I)	3,194	14,660
Kulicke & Soffa Industries, Inc. (I)	2,900	27,115
Lattice Semiconductor Corp. (I)	17,594	103,805
Mattson Technology, Inc. (I)	7,741	18,888
MEMSIC, Inc. (I)	3,797	13,973
Microsemi Corp. (I)	2,800	57,988
MKS Instruments, Inc.	38,412	1,279,120
MoSys, Inc. (I)	2,546	15,301
Pericom Semiconductor Corp. (I)	5,948	61,681
Photronics, Inc. (I)	13,726	123,122
PLX Technology, Inc. (I)	364	1,329
PMC-Sierra, Inc. (I)	7,700	57,750
Rudolph Technologies, Inc. (I)	4,469	48,891
Semtech Corp. (I)	41,553	1,039,656
Sigma Designs, Inc. (I)	7,446	96,426
Silicon Image, Inc. (I)	985	8,835
Spansion, Inc., Class A (I)	1,159	21,639
Standard Microsystems Corp. (I)	2,511	61,921
SunPower Corp., Class A (I)	6,049	103,680
SunPower Corp., Class B (I)	3,303	55,061
Supertex, Inc. (I)	500	11,140
Tessera Technologies, Inc. (I)	3,207	58,560
Trident Microsystems, Inc. (I)	10,300	11,845
Zoran Corp. (I)	9,814	101,967

		6,639,894
Software - 3.22%
Accelrys, Inc. (I)	3,700	29,600
American Software, Inc., Class A	473	3,491
Ariba, Inc. (I)	58,707	2,004,257
AsiaInfo Holdings, Inc. (I)	400	8,660
Epicor Software Corp. (I)	4,600	50,922
EPIQ Systems, Inc.	3,012	43,252
ePlus, Inc. (I)	1,964	52,262
JDA Software Group, Inc. (I)	1,400	42,364
Lawson Software, Inc. (I)	6,000	72,600
Mentor Graphics Corp. (I)	4,200	61,446
Parametric Technology Corp. (I)	38,291	861,165
Pervasive Software, Inc. (I)	1,000	6,680
Quest Software, Inc. (I)	37,111	942,248
S1 Corp. (I)	1,335	8,918
Smith Micro Software, Inc. (I)	1,724	16,137
Take-Two Interactive Software, Inc. (I)	3,500	53,795
TeleCommunication Systems, Inc. (I)	4,500	18,540
THQ, Inc. (I)	13,223	60,297
TIBCO Software, Inc. (I)	74,544	2,031,324

		6,367,958

		30,280,831
Materials - 7.59%
Chemicals - 3.54%
A. Schulman, Inc.	1,908	47,166
American Pacific Corp. (I)	1,621	9,856
American Vanguard Corp.	896	7,777
Arabian American Development Company (I)	2,516	10,668
Ashland, Inc.	7,730	446,485
Cabot Corp.	7,354	340,417
Chase Corp.	1,174	21,672
Core Molding Technologies, Inc. (I)	1,000	7,600
Cytec Industries, Inc.	4,978	270,654
Ferro Corp. (I)	5,895	97,798

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	10,610	$901,107
Georgia Gulf Corp. (I)	2,102	77,774
H.B. Fuller Company	1,700	36,516
Huntsman Corp.	13,700	238,106
Innophos Holdings, Inc.	27,220	1,255,114
Innospec, Inc. (I)	200	6,388
KMG Chemicals, Inc.	1,402	27,563
Kraton Performance Polymers, Inc. (I)	29,107	1,113,343
Landec Corp. (I)	3,130	20,345
Minerals Technologies, Inc.	1,684	115,388
NL Industries, Inc.	42	624
OM Group, Inc. (I)	5,655	206,634
Penford Corp. (I)	3,024	18,840
PolyOne Corp.	80,387	1,142,299
Quaker Chemical Corp.	925	37,157
Sensient Technologies Corp.	1,592	57,057
Spartech Corp. (I)	5,607	40,651
Stepan Company	200	14,500
Westlake Chemical Corp.	5,856	329,107
Zoltek Companies, Inc. (I)	7,660	102,874

		7,001,480
Construction Materials - 0.09%
Headwaters, Inc. (I)	12,808	75,567
Texas Industries, Inc. (L)	2,257	102,084

		177,651
Containers & Packaging - 0.71%
AptarGroup, Inc.	16,068	805,489
Boise, Inc. (L)	15,900	145,644
Graphic Packaging Holding Company (I)	22,216	120,411
Myers Industries, Inc.	7,230	71,794
Temple-Inland, Inc.	10,728	251,035

		1,394,373
Metals & Mining - 2.00%
A. M. Castle & Company (I)	5,242	98,969
Allied Nevada Gold Corp. (I)	6,437	228,385
Century Aluminum Company (I)	12,885	240,692
Coeur d’Alene Mines Corp. (I)(L)	8,300	288,674
Commercial Metals Company	2,350	40,585
Compass Minerals International, Inc.	9,896	925,573
Contango ORE, Inc. (I)	60	1,109
Detour Gold Corp.	8,892	281,205
Friedman Industries, Inc.	1,701	17,265
Haynes International, Inc.	2,139	118,608
Horsehead Holding Corp. (I)	7,506	127,977
Kaiser Aluminum Corp. (L)	3,152	155,236
Materion Corp. (I)	3,810	155,448
Olympic Steel, Inc.	2,383	78,186
Reliance Steel & Aluminum Company	10,500	606,690
RTI International Metals, Inc. (I)	4,900	152,635
Schnitzer Steel Industries, Inc.	500	32,505
Steel Dynamics, Inc.	11,900	223,363
Synalloy Corp.	1,121	14,427
Universal Stainless & Alloy Products, Inc. (I)	1,562	52,686
US Gold Corp. (I)	3,254	28,733
Worthington Industries, Inc.	4,408	92,215

		3,961,166
Paper & Forest Products - 1.25%
Buckeye Technologies, Inc.	7,700	209,671
Clearwater Paper Corp. (I)	300	24,420
Domtar Corp.	3,950	362,531
KapStone Paper and Packaging Corp. (I)	6,110	104,909
Louisiana-Pacific Corp. (I)(L)	21,468	225,414

331

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
MeadWestvaco Corp.	15,424	$467,810
Mercer International, Inc. (I)(L)	10,058	136,286
Neenah Paper, Inc.	1,549	34,032
P.H. Glatfelter Company	8,710	116,017
Schweitzer-Mauduit International, Inc.	15,183	768,412
Wausau Paper Corp.	1,731	13,225

		2,462,727

		14,997,397
Telecommunication Services - 1.01%
Diversified Telecommunication Services - 0.53%
Alaska Communications
Systems Group, Inc. (L)	66,908	712,570
General Communication, Inc., Class A (I)	9,357	102,366
HickoryTech Corp.	1,558	14,162
Hughes Communications, Inc. (I)	389	23,212
IDT Corp., Class B	1,070	28,837
Iridium Communications, Inc. (I)(L)	9,200	73,324
Neutral Tandem, Inc. (I)	1,186	17,494
Premiere Global Services, Inc. (I)	2,800	21,336
Primus Telecommunications Group, Inc. (I)	43	627
SureWest Communications (I)	2,913	41,889

		1,035,817
Wireless Telecommunication Services - 0.48%
FiberTower Corp. (I)	5,109	10,269
Leap Wireless International, Inc. (I)	8,053	124,741
MetroPCS Communications, Inc. (I)	17,000	276,080
Telephone & Data Systems, Inc.	5,100	171,870
Telephone & Data Systems, Inc. -
Special Shares	5,765	170,183
United States Cellular Corp. (I)	3,700	190,513
USA Mobility, Inc.	900	13,041

		956,697

		1,992,514
Utilities - 1.00%
Gas Utilities - 0.69%
Energen Corp.	10,622	670,437
UGI Corp.	20,888	687,215

		1,357,652
Independent Power Producers & Energy Traders - 0.26%
Dynegy, Inc. (I)	5,736	32,638
GenOn Energy, Inc. (I)	117,591	448,022
Ormat Technologies, Inc. (L)	1,734	43,922

		524,582
Water Utilities - 0.05%
Consolidated Water Company, Ltd.	18	196
Pennichuck Corp.	842	23,989
SJW Corp.	2,833	65,584

		89,769

		1,972,003

TOTAL COMMON STOCKS (Cost $135,223,086)		$193,712,253

RIGHTS - 0.00%
Energy - 0.00%
HKN, Inc. (Expiration date: 04/07/2011, Strike
price $2.00) (I)	834	751

TOTAL RIGHTS (Cost $799)		$751

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.26%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,632,773	$16,338,999

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,339,426)		$16,338,999

SHORT-TERM INVESTMENTS - 1.88%
Money Market Funds* - 1.88%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$3,707,446	$3,707,446

TOTAL SHORT-TERM INVESTMENTS (Cost $3,707,446)		$3,707,446

Total Investments (Small Cap Opportunities Trust)
(Cost $155,270,757) - 108.11%		$213,759,449
Other assets and liabilities, net - (8.11%)		(16,029,657)

TOTAL NET ASSETS - 100.00%		$197,729,792

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.80%
Consumer Discretionary - 17.34%
Diversified Consumer Services - 1.19%
Matthews International Corp., Class A	193,300	$7,451,715
Hotels, Restaurants & Leisure - 3.98%
Bally Technologies, Inc. (I)	127,800	4,837,230
CEC Entertainment, Inc.	190,750	7,196,998
Choice Hotels International, Inc. (L)	179,000	6,954,150
Sonic Corp. (I)	647,900	5,863,495

		24,851,873
Household Durables - 1.58%
Helen of Troy, Ltd. (I)	237,700	6,988,380
Tempur-Pedic International, Inc. (I)	57,500	2,912,950

		9,901,330
Leisure Equipment & Products - 0.73%
Mattel, Inc.	182,700	4,554,711
Media - 2.21%
Arbitron, Inc.	345,069	13,813,112
Multiline Retail - 0.89%
Fred’s, Inc., Class A	419,000	5,581,080
Specialty Retail - 6.13%
Ascena Retail Group, Inc. (I)	289,000	9,366,490
Hibbett Sports, Inc. (I)(L)	75,821	2,715,150
Stage Stores, Inc.	749,949	14,414,020
The Cato Corp., Class A	483,746	11,851,777

		38,347,437
Textiles, Apparel & Luxury Goods - 0.63%
Skechers U.S.A., Inc., Class A (I)	190,600	3,914,924

		108,416,182
Consumer Staples - 3.28%
Food & Staples Retailing - 1.16%
Casey’s General Stores, Inc.	186,000	7,254,000
Food Products - 1.53%
Ralcorp Holdings, Inc. (I)	54,400	3,722,592
Snyders-Lance, Inc.	295,269	5,861,090

		9,583,682

332

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.59%
Herbalife, Ltd.	45,100	$3,669,336

		20,507,018
Energy - 4.85%
Energy Equipment & Services - 2.13%
Bristow Group, Inc. (I)	128,900	6,096,970
SEACOR Holdings, Inc.	78,044	7,215,948

		13,312,918
Oil, Gas & Consumable Fuels - 2.72%
Georesources, Inc. (I)	29,800	931,846
Penn Virginia Corp. (L)	349,400	5,925,824
Plains Exploration & Production Company (I)	60,600	2,195,538
SM Energy Company	75,500	5,601,345
Whiting Petroleum Corp. (I)	31,500	2,313,675

		16,968,228

		30,281,146
Financials - 20.67%
Capital Markets - 1.68%
Ares Capital Corp.	620,666	10,489,255
Commercial Banks - 6.93%
First Busey Corp. (L)	634,177	3,221,619
First Midwest Bancorp, Inc.	708,331	8,351,222
Hancock Holding Company (L)	115,100	3,779,884
International Bancshares Corp. (L)	406,782	7,460,382
MB Financial, Inc.	291,279	6,105,208
Webster Financial Corp.	495,300	10,614,279
Westamerica Bancorp. (L)	73,500	3,775,695

		43,308,289
Insurance - 6.85%
Alleghany Corp. (I)	16,382	5,422,200
AMERISAFE, Inc. (I)	182,600	4,037,286
Assured Guaranty, Ltd.	308,007	4,589,304
Delphi Financial Group, Inc., Class A	437,750	13,443,303
Platinum Underwriters Holdings, Ltd.	218,609	8,326,817
Reinsurance Group of America, Inc.	111,500	6,999,970

		42,818,880
Real Estate Investment Trusts - 2.62%
American Campus Communities, Inc.	112,600	3,715,800
DiamondRock Hospitality Company	371,088	4,145,053
Education Realty Trust, Inc.	417,869	3,355,488
Mack-Cali Realty Corp.	114,600	3,884,940
Ventas, Inc.	23,900	1,297,770

		16,399,051
Thrifts & Mortgage Finance - 2.59%
Flushing Financial Corp.	22,700	338,230
NewAlliance Bancshares, Inc. (L)	387,448	5,749,728
Northwest Bancshares, Inc.	803,000	10,069,620

		16,157,578

		129,173,053
Health Care - 7.24%
Health Care Equipment & Supplies - 1.43%
Haemonetics Corp. (I)	49,400	3,237,676
ICU Medical, Inc. (I)	129,640	5,675,639

		8,913,315
Health Care Providers & Services - 2.23%
AmSurg Corp. (I)	364,830	9,281,275
Corvel Corp. (I)	87,865	4,672,661

		13,953,936

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.58%
Charles River
Laboratories International, Inc. (I)(L)	264,200	$10,139,996
ICON PLC, SADR (I)	567,600	12,254,484

		22,394,480

		45,261,731
Industrials - 23.29%
Commercial Services & Supplies - 5.35%
ACCO Brands Corp. (I)	824,800	7,868,592
G&K Services, Inc., Class A	152,420	5,067,965
Standard Parking Corp. (I)	193,738	3,440,787
Unifirst Corp.	40,500	2,146,905
United Stationers, Inc.	209,694	14,898,759

		33,423,008
Construction & Engineering - 0.30%
Sterling Construction Company, Inc. (I)	111,767	1,886,627
Electrical Equipment - 3.66%
Acuity Brands, Inc.	92,000	5,381,080
Belden, Inc.	465,349	17,473,855

		22,854,935
Industrial Conglomerates - 3.39%
Carlisle Companies, Inc.	476,336	21,220,769
Machinery - 5.03%
Albany International Corp., Class A	435,834	10,852,267
ESCO Technologies, Inc.	183,800	7,011,970
Flowserve Corp.	20,500	2,640,400
Mueller Industries, Inc.	299,110	10,953,408

		31,458,045
Marine - 1.87%
Kirby Corp. (I)	203,600	11,664,244
Road & Rail - 2.02%
Genesee & Wyoming, Inc., Class A (I)	217,125	12,636,675
Trading Companies & Distributors - 1.67%
GATX Corp.	269,500	10,418,870

		145,563,173
Information Technology - 9.65%
Computers & Peripherals - 2.06%
Diebold, Inc.	267,700	9,492,642
Electronics for Imaging, Inc. (I)	229,272	3,372,591

		12,865,233
Electronic Equipment, Instruments & Components - 1.76%
Coherent, Inc. (I)	80,600	4,683,666
MTS Systems Corp.	111,068	5,059,147
NAM TAI Electronics, Inc.	196,137	1,263,122

		11,005,935
IT Services - 2.68%
Fiserv, Inc. (I)	73,100	4,584,832
MAXIMUS, Inc.	149,800	12,159,266

		16,744,098
Office Electronics - 1.18%
Zebra Technologies Corp., Class A (I)	187,900	7,373,196
Semiconductors & Semiconductor Equipment - 0.63%
Maxim Integrated Products, Inc.	153,500	3,929,600
Software - 1.34%
Websense, Inc. (I)(L)	366,400	8,416,208

		60,334,270

333

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 5.01%
Chemicals - 2.09%
Kraton Performance Polymers, Inc. (I)	162,910	$6,231,308
Zep, Inc.	394,050	6,860,411

		13,091,719
Containers & Packaging - 1.49%
AptarGroup, Inc.	156,038	7,822,185
Greif, Inc., Class A	22,500	1,471,725

		9,293,910
Paper & Forest Products - 1.43%
Deltic Timber Corp. (L)	133,646	8,932,899

		31,318,528
Utilities - 5.47%
Electric Utilities - 2.43%
Unisource Energy Corp.	247,000	8,924,110
Westar Energy, Inc. (L)	237,000	6,261,540

		15,185,650
Gas Utilities - 3.04%
Atmos Energy Corp.	187,400	6,390,340
New Jersey Resources Corp.	109,774	4,714,793
UGI Corp.	86,300	2,839,270
WGL Holdings, Inc.	130,100	5,073,900

		19,018,303

		34,203,953

TOTAL COMMON STOCKS (Cost $438,936,685)		$605,059,054

SECURITIES LENDING COLLATERAL - 24.64%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	15,393,077	154,036,977

TOTAL SECURITIES LENDING
COLLATERAL (Cost $154,038,873)		$154,036,977

SHORT-TERM INVESTMENTS - 3.50%
Repurchase Agreement - 3.50%
Barclay’s Capital Tri-Party Repurchase
Agreement dated 03/31/2011 at 0.140% to
be repurchased at $21,900,085 on
04/01/2011, collateralized by $22,054,175
Federal Home Loan Mortgage Corp.,
4.400% due 06/16/2022 (valued at
$22,338,626, including interest).	$21,900,000	$21,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,900,000)		$21,900,000

Total Investments (Small Cap Value Trust)
(Cost $614,875,558) - 124.94%		$780,996,031
Other assets and liabilities, net - (24.94%)		(155,909,041)

TOTAL NET ASSETS - 100.00%		$625,086,990

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.92%
Consumer Discretionary - 16.54%
Auto Components - 1.81%
Tenneco, Inc. (I)	19,998	$848,915

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	21,923	$1,207,519

		2,056,434
Distributors - 0.55%
Pool Corp. (L)	25,884	624,063
Diversified Consumer Services - 1.26%
Weight Watchers International, Inc.	20,524	1,438,732
Hotels, Restaurants & Leisure - 4.71%
Buffalo Wild Wings, Inc. (I)(L)	13,612	740,901
Choice Hotels International, Inc. (L)	17,941	697,008
Darden Restaurants, Inc.	15,102	741,961
Jack in the Box, Inc. (I)	31,466	713,649
P.F. Chang’s China Bistro, Inc. (L)	20,019	924,678
Penn National Gaming, Inc. (I)(L)	26,296	974,530
WMS Industries, Inc. (I)(L)	16,151	570,938

		5,363,665
Media - 0.99%
DreamWorks Animation SKG, Inc. (I)	16,762	468,163
National CineMedia, Inc.	35,569	664,073

		1,132,236
Specialty Retail - 5.91%
Dick’s Sporting Goods, Inc. (I)	22,304	891,714
DSW, Inc., Class A (I)(L)	20,105	803,396
Foot Locker, Inc.	41,545	819,267
Group 1 Automotive, Inc.	21,364	914,379
Tractor Supply Company	20,580	1,231,919
Vitamin Shoppe, Inc. (I)	25,720	870,108
Williams-Sonoma, Inc. (L)	29,444	1,192,482

		6,723,265
Textiles, Apparel & Luxury Goods - 1.31%
Maidenform Brands, Inc. (I)(L)	23,294	665,510
Steven Madden, Ltd. (I)	17,705	830,896

		1,496,406

		18,834,801
Consumer Staples - 1.72%
Food Products - 1.13%
Diamond Foods, Inc. (L)	13,496	753,077
Ralcorp Holdings, Inc. (I)	7,792	533,207

		1,286,284
Personal Products - 0.59%
Nu Skin Enterprises, Inc., Class A	23,196	666,885

		1,953,169
Energy - 8.35%
Energy Equipment & Services - 4.06%
Dresser-Rand Group, Inc. (I)	17,847	956,956
Dril-Quip, Inc. (I)	10,724	847,518
FMC Technologies, Inc. (I)	9,197	868,933
Lufkin Industries, Inc.	11,102	1,037,704
Patterson-UTI Energy, Inc.	31,048	912,501

		4,623,612
Oil, Gas & Consumable Fuels - 4.29%
Bill Barrett Corp. (I)	17,571	701,259
Carrizo Oil & Gas, Inc. (I)(L)	22,764	840,675
Frontier Oil Corp.	44,965	1,318,374
James River Coal Company (I)	30,968	748,497
SandRidge Energy, Inc. (I)(L)	99,964	1,279,539

		4,888,344

		9,511,956

334

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 5.29%
Capital Markets - 2.03%
Affiliated Managers Group, Inc. (I)	9,020	$986,517
Greenhill & Company, Inc. (L)	9,325	613,492
Stifel Financial Corp. (I)	9,847	706,916

		2,306,925
Commercial Banks - 2.07%
City National Corp.	11,919	679,979
Huntington Bancshares, Inc.	104,982	697,080
SVB Financial Group (I)	17,213	979,936

		2,356,995
Insurance - 1.19%
Brown & Brown, Inc.	21,047	543,013
ProAssurance Corp. (I)	12,840	813,671

		1,356,684

		6,020,604
Health Care - 15.49%
Biotechnology - 1.76%
Acorda Therapeutics, Inc. (I)	20,528	476,250
BioMarin Pharmaceutical, Inc. (I)(L)	30,742	772,546
United Therapeutics Corp. (I)	11,284	756,254

		2,005,050
Health Care Equipment & Supplies - 3.51%
Insulet Corp. (I)(L)	29,377	605,754
Masimo Corp.	26,696	883,638
Meridian Bioscience, Inc. (L)	26,781	642,476
Sirona Dental Systems, Inc. (I)	18,128	909,300
Zoll Medical Corp. (I)	21,348	956,604

		3,997,772
Health Care Providers & Services - 3.43%
Chemed Corp.	14,797	985,628
Health Management
Associates, Inc., Class A (I)	73,376	799,798
MEDNAX, Inc. (I)	11,019	733,976
PSS World Medical, Inc. (I)(L)	28,256	767,150
VCA Antech, Inc. (I)(L)	24,614	619,781

		3,906,333
Health Care Technology - 1.58%
Allscripts-Misys Healthcare Solutions, Inc. (I)	44,493	933,908
Quality Systems, Inc.	10,425	868,820

		1,802,728
Life Sciences Tools & Services - 2.63%
Bruker Corp. (I)	42,268	881,288
Parexel International Corp. (I)	27,708	689,929
PerkinElmer, Inc.	28,336	744,387
Techne Corp.	9,385	671,966

		2,987,570
Pharmaceuticals - 2.58%
Medicis Pharmaceutical Corp., Class A	25,617	820,769
Perrigo Company	11,199	890,544
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (L)	24,633	1,226,970

		2,938,283

		17,637,736
Industrials - 15.67%
Aerospace & Defense - 2.32%
Hexcel Corp. (I)	37,987	747,964

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc. (I)	22,554	$1,890,689

		2,638,653
Air Freight & Logistics - 1.50%
Forward Air Corp.	25,827	791,081
HUB Group, Inc., Class A (I)	25,404	919,371

		1,710,452
Commercial Services & Supplies - 1.57%
Corrections Corp. of America (I)	31,212	761,573
Fuel Tech, Inc. (I)(L)	34,407	306,222
Tetra Tech, Inc. (I)	29,119	718,948

		1,786,743
Electrical Equipment - 1.84%
Regal-Beloit Corp.	16,470	1,215,980
Thomas & Betts Corp. (I)	14,757	877,599

		2,093,579
Machinery - 5.24%
Kaydon Corp.	16,761	656,864
Kennametal, Inc.	19,675	767,325
Lincoln Electric Holdings, Inc.	11,432	867,917
Lindsay Corp. (L)	9,680	764,914
Meritor, Inc. (I)	48,387	821,127
Terex Corp. (I)	25,141	931,223
Wabtec Corp.	17,002	1,153,246

		5,962,616
Professional Services - 0.98%
CoStar Group, Inc. (I)(L)	17,850	1,118,838
Road & Rail - 0.81%
Knight Transportation, Inc. (L)	48,001	924,019
Trading Companies & Distributors - 1.41%
Watsco, Inc.	9,526	664,057
WESCO International, Inc. (I)(L)	15,130	945,625

		1,609,682

		17,844,582
Information Technology - 28.54%
Communications Equipment - 4.28%
Ciena Corp. (I)(L)	32,549	844,972
Finisar Corp. (I)	35,516	873,694
Harmonic, Inc. (I)	75,184	705,226
NETGEAR, Inc. (I)	23,349	757,442
Polycom, Inc. (I)	32,541	1,687,251

		4,868,585
Electronic Equipment, Instruments & Components - 1.61%
Coherent, Inc. (I)	16,197	941,208
Littelfuse, Inc.	15,618	891,788

		1,832,996
Internet Software & Services - 2.76%
Open Text Corp. (I)(L)	14,683	915,045
ValueClick, Inc. (I)	56,386	815,342
VistaPrint NV (I)(L)	13,141	682,018
WebMD Health Corp. (I)	13,647	729,023

		3,141,428
IT Services - 1.28%
Alliance Data Systems Corp. (I)(L)	9,419	808,998
Global Payments, Inc.	13,238	647,603

		1,456,601
Semiconductors & Semiconductor Equipment - 6.71%
Advanced Energy Industries, Inc. (I)	48,887	799,302

335

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cymer, Inc. (I)	16,817 $	$951,506
Hittite Microwave Corp. (I)	15,440	984,609
Microsemi Corp. (I)	45,170	935,471
ON Semiconductor Corp. (I)	74,711	737,398
Power Integrations, Inc.	15,772	604,541
Semtech Corp. (I)	33,194	830,514
Teradyne, Inc. (I)(L)	58,495	1,041,796
Volterra Semiconductor Corp. (I)(L)	30,480	756,818

		7,641,955
Software - 11.90%
ANSYS, Inc. (I)	14,873	805,968
Aspen Technology, Inc. (I)	59,810	896,552
BroadSoft, Inc. (I)	14,608	696,656
CommVault Systems, Inc. (I)	26,528	1,057,937
Fair Isaac Corp.	25,337	800,903
Informatica Corp. (I)	32,916	1,719,203
Lawson Software, Inc. (I)	101,422	1,227,206
Manhattan Associates, Inc. (I)	3,819	124,958
MICROS Systems, Inc. (I)	19,179	948,018
NICE Systems, Ltd., SADR (I)	24,520	905,769
Parametric Technology Corp. (I)	31,681	712,506
Quest Software, Inc. (I)	36,044	915,157
SolarWinds, Inc. (I)	26,730	627,086
SuccessFactors, Inc. (I)(L)	35,028	1,369,245
Websense, Inc. (I)	32,419	744,664

		13,551,828

		32,493,393
Materials - 4.70%
Chemicals - 2.81%
Calgon Carbon Corp. (I)(L)	28,387	450,786
Intrepid Potash, Inc. (I)	23,717	825,826
Olin Corp.	40,926	938,024
Rockwood Holdings, Inc. (I)	20,089	988,781

		3,203,417
Containers & Packaging - 0.82%
Greif, Inc., Class A	14,195	928,495
Metals & Mining - 1.07%
Allied Nevada Gold Corp. (I)	7,673	272,238
Carpenter Technology Corp.	14,634	625,018
Detour Gold Corp. (I)	10,083	318,870

		1,216,126

		5,348,038
Telecommunication Services - 0.89%
Wireless Telecommunication Services - 0.89%
SBA Communications Corp., Class A (I)(L)	25,463	1,010,372
Utilities - 0.73%
Electric Utilities - 0.73%
ITC Holdings Corp.	11,971	836,773

TOTAL COMMON STOCKS (Cost $77,196,719)		$111,491,424

SECURITIES LENDING COLLATERAL - 16.41%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	1,867,584	18,688,726

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,689,237)		$18,688,726

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.39%
Money Market Funds* - 2.39%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$2,714,831	$2,714,831

TOTAL SHORT-TERM INVESTMENTS (Cost $2,714,831)		$2,714,831

Total Investments (Small Company Growth Trust)
(Cost $98,600,787) - 116.72%		$132,894,981
Other assets and liabilities, net - (16.72%)		(19,034,559)

TOTAL NET ASSETS - 100.00%		$113,860,422

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.59%
Consumer Discretionary - 11.09%
Auto Components - 0.70%
Drew Industries, Inc.	135,300	$3,021,249
Automobiles - 0.52%
Winnebago Industries, Inc. (I)(L)	168,500	2,252,845
Distributors - 0.62%
Pool Corp. (L)	110,800	2,671,388
Diversified Consumer Services - 0.99%
Matthews International Corp., Class A (L)	111,700	4,306,035
Hotels, Restaurants & Leisure - 0.74%
Orient-Express Hotels, Ltd., Class A (I)(L)	259,700	3,212,489
Household Durables - 1.68%
CSS Industries, Inc.	80,500	1,517,425
Ethan Allen Interiors, Inc. (L)	51,800	1,134,420
M/I Homes, Inc. (I)	72,200	1,082,278
Meritage Homes Corp. (I)(L)	123,700	2,984,881
Stanley Furniture Company, Inc. (I)	105,500	582,360

		7,301,364
Leisure Equipment & Products - 0.32%
Brunswick Corp. (L)	54,200	1,378,306
Media - 0.88%
Ascent Media Corp., Class A (I)(L)	47,200	2,305,720
Saga Communications, Inc., Class A (I)	43,000	1,495,540

		3,801,260
Multiline Retail - 0.39%
Fred’s, Inc., Class A (L)	128,200	1,707,624
Specialty Retail - 4.07%
Aaron’s, Inc. (L)	347,950	8,824,012
Haverty Furniture Companies, Inc.	155,100	2,056,626
MarineMax, Inc. (I)	140,300	1,383,358
Stein Mart, Inc.	243,300	2,459,763
The Men’s Wearhouse, Inc.	108,500	2,936,010

		17,659,769
Textiles, Apparel & Luxury Goods - 0.18%
Culp, Inc. (I)	85,000	788,800

		48,101,129
Consumer Staples - 0.91%
Food & Staples Retailing - 0.63%
Nash Finch Company (L)	67,911	2,576,543
Pricesmart, Inc. (L)	4,200	153,888

		2,730,431

336

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.28%
Alliance One International, Inc. (I)(L)	301,513	$1,212,082

		3,942,513
Energy - 7.16%
Energy Equipment & Services - 2.93%
Atwood Oceanics, Inc. (I)	48,465	2,250,230
CARBO Ceramics, Inc. (L)	37,200	5,249,664
Hercules Offshore, Inc. (I)	154,400	1,020,584
TetraTechnologies, Inc. (I)(L)	220,300	3,392,620
Union Drilling, Inc. (I)	75,500	773,875

		12,686,973
Oil, Gas & Consumable Fuels - 4.23%
Cloud Peak Energy, Inc. (I)	102,300	2,208,657
Forest Oil Corp. (I)	75,900	2,871,297
Northern Oil and Gas, Inc. (I)(L)	151,200	4,037,040
Oasis Petroleum, Inc. (I)	156,600	4,951,692
Overseas Shipholding Group, Inc. (L)	31,000	996,340
Penn Virginia Corp.	193,800	3,286,848

		18,351,874

		31,038,847
Financials - 20.14%
Capital Markets - 3.51%
Ares Capital Corp.	299,600	5,063,240
Hercules Technology Growth Capital, Inc.	196,800	2,164,800
JMP Group, Inc.	97,500	839,475
Kohlberg Capital Corp.	174,634	1,442,477
Piper Jaffray Companies (I)(L)	38,500	1,595,055
Stifel Financial Corp. (I)(L)	57,600	4,135,104

		15,240,151
Commercial Banks - 5.20%
Columbia Banking System, Inc. (L)	68,900	1,320,813
East West Bancorp, Inc. (L)	125,170	2,748,733
Glacier Bancorp, Inc. (L)	193,059	2,905,538
Home Bancshares, Inc.	125,000	2,843,750
Signature Bank (I)(L)	53,400	3,011,760
SVB Financial Group (I)(L)	102,900	5,858,097
Wintrust Financial Corp. (L)	105,300	3,869,775

		22,558,466
Diversified Financial Services - 0.50%
Compass Diversified Holdings (L)	147,000	2,166,780
Insurance - 3.87%
Alterra Capital Holdings, Ltd.	127,100	2,839,414
Employers Holdings, Inc. (L)	69,400	1,433,804
Fortegra Financial Corp. (I)	38,400	436,224
Markel Corp. (I)(L)	6,170	2,557,157
National Interstate Corp.	114,000	2,376,900
ProAssurance Corp. (I)(L)	112,500	7,129,125

		16,772,624
Real Estate Investment Trusts - 7.06%
Acadia Realty Trust (L)	80,000	1,513,600
CBL & Associates Properties, Inc. (L)	350,000	6,097,000
Cedar Shopping Centers, Inc.	155,200	935,856
First Potomac Realty Trust	176,800	2,784,600
Hatteras Financial Corp.	78,200	2,198,984
Kilroy Realty Corp. (L)	118,200	4,589,706
LaSalle Hotel Properties (L)	142,800	3,855,600
Parkway Properties, Inc.	46,100	783,700
Potlatch Corp. (L)	84,800	3,408,960
Redwood Trust, Inc. (L)	135,300	2,103,915

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust	76,300	$2,372,167

		30,644,088

		87,382,109
Health Care - 5.74%
Biotechnology - 0.61%
Exelixis, Inc. (I)	235,000	2,655,500
Health Care Equipment & Supplies - 1.97%
Analogic Corp. (L)	35,625	2,014,594
AngioDynamics, Inc. (I)	99,600	1,505,952
Quidel Corp. (I)(L)	102,700	1,228,292
West Pharmaceutical Services, Inc. (L)	84,400	3,778,588

		8,527,426
Health Care Providers & Services - 3.16%
Landauer, Inc.	34,750	2,137,820
National Healthcare Corp.	62,400	2,900,976
Owens & Minor, Inc. (L)	208,050	6,757,464
Triple-S Management Corp., Class B (I)	94,000	1,934,520

		13,730,780

		24,913,706
Industrials - 25.60%
Aerospace & Defense - 0.27%
Kratos Defense & Security Solutions, Inc. (I)	81,100	1,154,864
Air Freight & Logistics - 0.78%
UTi Worldwide, Inc.	168,000	3,400,320
Airlines - 1.24%
Alaska Air Group, Inc. (I)	84,900	5,384,358
Building Products - 1.75%
Ameron International Corp. (L)	42,700	2,980,033
Gibraltar Industries, Inc. (I)	160,000	1,908,800
Universal Forest Products, Inc. (L)	73,500	2,693,775

		7,582,608
Commercial Services & Supplies - 3.22%
G&K Services, Inc., Class A	85,800	2,852,850
McGrath Rentcorp	172,200	4,695,894
Mine Safety Appliances Company	60,200	2,207,534
Waste Connections, Inc. (L)	146,100	4,206,219

		13,962,497
Construction & Engineering - 1.55%
Comfort Systems USA, Inc.	131,974	1,856,874
Insituform Technologies, Inc., Class A (I)(L)	154,000	4,119,500
Sterling Construction Company, Inc. (I)	44,200	746,096

		6,722,470
Electrical Equipment - 2.07%
Belden, Inc.	101,647	3,816,845
Franklin Electric Company, Inc.	25,900	1,196,580
Woodward, Inc.	114,400	3,953,664

		8,967,089
Machinery - 5.92%
Astec Industries, Inc. (I)(L)	47,800	1,782,462
Cascade Corp.	47,500	2,117,550
CIRCOR International, Inc.	64,200	3,018,684
IDEX Corp.	104,800	4,574,520
Nordson Corp. (L)	81,000	9,319,860
Robbins & Myers, Inc.	106,300	4,888,737

		25,701,813
Marine - 1.65%
Kirby Corp. (I)(L)	125,206	7,173,052

337

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.72%
FTI Consulting, Inc. (I)(L)	57,000	$2,184,810
Navigant Consulting Company (I)	179,200	1,790,208
On Assignment, Inc. (I)	244,200	2,310,132
The Dolan Company (I)(L)	97,000	1,177,580

		7,462,730
Road & Rail - 3.51%
Genesee & Wyoming, Inc., Class A (I)	125,800	7,321,560
Landstar System, Inc. (L)	172,900	7,898,070

		15,219,630
Trading Companies & Distributors - 1.92%
Beacon Roofing Supply, Inc. (I)(L)	287,900	5,893,313
Kaman Corp., Class A (L)	69,000	2,428,800

		8,322,113

		111,053,544
Information Technology - 10.92%
Communications Equipment - 1.21%
Ixia (I)(L)	211,500	3,358,620
Sonus Networks, Inc. (I)(L)	505,200	1,899,552

		5,258,172
Computers & Peripherals - 0.25%
Xyratex, Ltd. (I)	98,400	1,100,112
Electronic Equipment, Instruments & Components - 3.66%
Cognex Corp.	37,400	1,056,550
Electro Rent Corp.	190,000	3,264,200
Electro Scientific Industries, Inc. (I)	80,000	1,388,800
Littelfuse, Inc.	71,700	4,094,070
Methode Electronics, Inc.	69,900	844,392
Newport Corp. (I)	119,000	2,121,770
SYNNEX Corp. (I)(L)	95,000	3,109,350

		15,879,132
IT Services - 0.16%
StarTek, Inc. (I)	139,000	700,560
Semiconductors & Semiconductor Equipment - 3.54%
Advanced Energy Industries, Inc. (I)(L)	155,500	2,542,425
ATMI, Inc. (I)	73,600	1,389,568
Brooks Automation, Inc. (I)(L)	151,000	2,073,230
Cabot Microelectronics Corp. (I)	42,000	2,194,500
Cymer, Inc. (I)(L)	65,200	3,689,016
Teradyne, Inc. (I)(L)	194,100	3,456,921

		15,345,660
Software - 2.10%
Accelrys, Inc. (I)	104,304	834,432
Progress Software Corp. (I)(L)	193,500	5,628,915
Websense, Inc. (I)(L)	114,675	2,634,085

		9,097,432

		47,381,068
Materials - 10.50%
Chemicals - 2.85%
American Vanguard Corp. (L)	133,000	1,154,440
Arch Chemicals, Inc.	94,800	3,942,732
Innospec, Inc. (I)	155,000	4,950,700
Minerals Technologies, Inc.	33,800	2,315,976

		12,363,848
Containers & Packaging - 1.84%
AptarGroup, Inc.	121,000	6,065,730
Myers Industries, Inc.	193,000	1,916,490

		7,982,220

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 3.74%
AMCOL International Corp. (L)	74,500	$2,680,510
Carpenter Technology Corp. (L)	86,400	3,690,144
Franco-Nevada Corp.	82,900	3,043,230
North American Palladium, Ltd. (I)(L)	208,900	1,355,761
Royal Gold, Inc. (L)	53,075	2,781,130
Sims Metal Management, Ltd. (L)	147,100	2,669,865

		16,220,640
Paper & Forest Products - 2.07%
Clearwater Paper Corp. (I)	45,300	3,687,420
Deltic Timber Corp.	59,000	3,943,560
Wausau Paper Corp. (L)	178,700	1,365,268

		8,996,248

		45,562,956
Telecommunication Services - 0.39%
Diversified Telecommunication Services - 0.39%
Premiere Global Services, Inc. (I)	224,100	1,707,642
Utilities - 4.14%
Electric Utilities - 2.16%
Cleco Corp.	119,400	4,094,226
El Paso Electric Company (I)(L)	147,500	4,484,000
The Empire District Electric Company (L)	35,300	769,187

		9,347,413
Gas Utilities - 0.72%
Southwest Gas Corp. (L)	80,300	3,129,291
Multi-Utilities - 1.26%
Black Hills Corp. (L)	55,100	1,842,544
NorthWestern Corp.	70,400	2,133,120
Vectren Corp. (L)	55,200	1,501,440

		5,477,104

		17,953,808

TOTAL COMMON STOCKS (Cost $322,140,863)		$419,037,322

PREFERRED SECURITIES - 1.38%
Financials - 1.38%
Commercial Banks - 0.97%
East West Bancorp., Inc., Series A, 8.000%	2,600	4,195,802
Insurance - 0.41%
Assured Guaranty, Ltd., 8.500%	28,500	1,781,678

		5,977,480

TOTAL PREFERRED SECURITIES (Cost $3,996,686)		$5,977,480

INVESTMENT COMPANIES - 0.50%
Investment Companies - 0.50%
First Opportunity Fund, Inc. (I)	148,200	1,074,450
iShares Russell 2000 Value Index Fund (L)	14,300	1,077,934

		2,152,384

TOTAL INVESTMENT COMPANIES (Cost $2,710,893)		$2,152,384

SECURITIES LENDING COLLATERAL - 27.89%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	12,092,393	121,007,363

TOTAL SECURITIES LENDING
COLLATERAL (Cost $121,010,249)		$121,007,363

338

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.48%
Money Market Funds* - 1.48%
State Street Institutional U.S. Government
Money Market Fund, 0.0248%	$456,286	$456,286
T.Rowe Price Prime Reserve Fund, 0.1942%	5,952,536	5,952,536

		6,408,822

TOTAL SHORT-TERM INVESTMENTS (Cost $6,408,822)		$6,408,822

Total Investments (Small Company Value Trust)
(Cost $456,267,513) - 127.84%		$554,583,371
Other assets and liabilities, net - (27.84%)		(120,761,878)

TOTAL NET ASSETS - 100.00%		$433,821,493

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.55%
Consumer Discretionary - 12.44%
Auto Components - 0.50%
American Axle &
Manufacturing Holdings, Inc. (I)	2,528	$31,828
China Automotive Systems, Inc. (I)	410	3,637
Dana Holding Corp. (I)	8,559	148,841
Drew Industries, Inc.	14,290	319,096
Exide Technologies (I)	4,652	52,009
Federal Mogul Corp. (I)	628	15,637
Fuel Systems Solutions, Inc. (I)	1,010	30,482
Gentex Corp.	8,508	257,367
Modine Manufacturing Company (I)	1,738	28,051
Tenneco, Inc. (I)	9,636	409,048
Wonder Auto Technology, Inc. (I)	733	3,973

		1,299,969
Automobiles - 0.05%
Tesla Motors, Inc. (I)(L)	1,979	54,818
Thor Industries, Inc.	2,369	79,054

		133,872
Distributors - 0.03%
Pool Corp. (L)	3,013	72,643
Diversified Consumer Services - 0.63%
American Public Education, Inc. (I)	1,089	44,050
Archipelago Learning, Inc. (I)	400	3,420
Bridgepoint Education, Inc. (I)(L)	1,109	18,964
Capella Education Company (I)(L)	902	44,911
Coinstar, Inc. (I)(L)	1,824	83,758
Education Management Corp. (I)(L)	893	18,699
Grand Canyon Education, Inc. (I)	1,247	18,082
Hillenbrand, Inc.	34,000	731,000
K12, Inc. (I)	1,410	47,517
Matthews International Corp., Class A	1,786	68,850
Pre-Paid Legal Services, Inc. (I)(L)	414	27,324
Sotheby’s	4,065	213,819
Steiner Leisure, Ltd. (I)	854	39,506
Strayer Education, Inc.	821	107,132
Universal Technical Institute, Inc.	1,252	24,351
Weight Watchers International, Inc.	2,009	140,831

		1,632,214
Hotels, Restaurants & Leisure - 1.26%
AFC Enterprises, Inc. (I)	1,551	23,467
Ambassadors Group, Inc.	546	5,979

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bally Technologies, Inc. (I)	3,250	$123,013
Biglari Holdings, Inc. (I)	27	11,436
BJ’s Restaurants, Inc. (I)(L)	1,320	51,916
Buffalo Wild Wings, Inc. (I)(L)	1,046	56,934
California Pizza Kitchen, Inc. (I)	1,413	23,851
Caribou Coffee Company, Inc. (I)	37,112	377,429
CEC Entertainment, Inc.	1,245	46,974
Choice Hotels International, Inc.	1,173	45,571
Denny’s Corp. (I)	6,040	24,522
DineEquity, Inc. (I)	929	51,076
Domino’s Pizza, Inc. (I)	39,385	725,866
Gaylord Entertainment Company (I)	2,019	70,019
International Speedway Corp., Class A	836	24,913
Interval Leisure Group, Inc. (I)	2,422	39,600
Isle of Capri Casinos, Inc. (I)	1,273	12,094
Krispy Kreme Doughnuts, Inc. (I)	3,680	25,907
Life Time Fitness, Inc. (I)	2,286	85,291
Orient-Express Hotels, Ltd., Class A (I)	6,114	75,630
P.F. Chang’s China Bistro, Inc. (L)	1,392	64,296
Panera Bread Company, Class A (I)	1,755	222,885
Papa John’s International, Inc. (I)	1,249	39,556
Peet’s Coffee & Tea, Inc. (I)(L)	778	37,414
Ruby Tuesday, Inc. (I)	46,180	605,420
Scientific Games Corp., Class A (I)	4,164	36,393
Shuffle Master, Inc. (I)	3,251	34,721
Sonic Corp. (I)	3,548	32,109
Texas Roadhouse, Inc., Class A	3,263	55,438
The Cheesecake Factory, Inc. (I)(L)	3,413	102,697
Vail Resorts, Inc. (I)	872	42,519
WMS Industries, Inc. (I)	3,503	123,831

		3,298,767
Household Durables - 1.27%
Blyth, Inc.	324	10,527
Deer Consumer Products, Inc. (L)	1,220	8,857
Ethan Allen Interiors, Inc.	1,566	34,295
Harman International Industries, Inc.	63,260	2,961,833
Hovnanian Enterprises, Inc., Class A (I)(L)	3,874	13,675
iRobot Corp. (I)	1,311	43,119
Libbey, Inc. (I)	1,190	19,635
Sealy Corp. (I)(L)	1,922	4,882
Tempur-Pedic International, Inc. (I)	3,926	198,891
Universal Electronics, Inc. (I)	811	23,973

		3,319,687
Internet & Catalog Retail - 0.36%
Blue Nile, Inc. (I)	872	47,079
HSN, Inc. (I)	2,450	78,474
NutriSystem, Inc.	729	10,563
Orbitz Worldwide, Inc. (I)	1,238	4,420
Overstock.com, Inc. (I)	977	15,358
PetMed Express, Inc.	694	11,007
Shutterfly, Inc. (I)	7,469	391,077
US Auto Parts Network, Inc. (I)	44,300	385,410
Vitacost.com, Inc. (I)	1,057	6,025

		949,413
Leisure Equipment & Products - 0.13%
Brunswick Corp.	2,687	68,330
Callaway Golf Company	1,365	9,309
Eastman Kodak Company (I)(L)	16,295	52,633
Leapfrog Enterprises, Inc. (I)	1,085	4,687
Marine Products Corp. (I)	673	5,337
Polaris Industries, Inc. (L)	1,952	169,863
Smith & Wesson Holding Corp. (I)(L)	2,359	8,374

339

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Sturm Ruger & Company, Inc.	742	$17,044

		335,577
Media - 0.50%
Arbitron, Inc.	1,633	65,369
China MediaExpress Holdings, Inc. (I)(L)	624	3,691
CKX, Inc. (I)	2,821	11,905
Dex One Corp. (I)	2,274	11,006
DreamWorks Animation SKG, Inc. (I)	4,228	118,088
John Wiley & Sons, Inc.	2,765	140,573
Knology, Inc. (I)	1,911	24,671
Lions Gate Entertainment Corp. (I)	3,726	23,288
Live Nation Entertainment, Inc. (I)	8,415	84,150
Madison Square Garden, Inc., Class A (I)	3,773	101,833
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,648	6,114
Morningstar, Inc.	1,355	79,105
National CineMedia, Inc.	3,285	61,331
Outdoor Channel Holdings, Inc. (I)	768	5,729
ReachLocal, Inc. (I)	337	6,740
Sinclair Broadcast Group, Inc., Class A	1,848	23,174
The New York Times Company, Class A (I)(L)	2,766	26,194
Valassis Communications, Inc. (I)	16,495	480,664
Warner Music Group Corp. (I)	3,284	22,233

		1,295,858
Multiline Retail - 0.93%
99 Cents Only Stores (I)(L)	21,168	414,893
Big Lots, Inc. (I)	4,580	198,909
Kohl’s Corp.	33,100	1,755,624
Retail Ventures, Inc. (I)	964	16,629
Saks, Inc. (I)(L)	4,144	46,869

		2,432,924
Specialty Retail - 4.91%
Aaron’s, Inc.	4,668	118,380
Aeropostale, Inc. (I)	5,604	136,289
Americas Car-Mart, Inc. (I)	296	7,631
Ann, Inc. (I)	1,756	51,117
Asbury Automotive Group, Inc. (I)	1,159	21,430
Ascena Retail Group, Inc. (I)	18,864	611,382
Bebe Stores, Inc.	1,782	10,425
Casual Male Retail Group, Inc. (I)	105,245	516,753
Chico’s FAS, Inc.	256,426	3,820,747
Citi Trends, Inc. (I)	898	20,016
Coldwater Creek, Inc. (I)	3,916	10,338
DSW, Inc., Class A (I)	318	12,707
Express, Inc.	1,880	36,735
Genesco, Inc. (I)	18,806	756,001
hhgregg, Inc. (I)	1,197	16,028
Hibbett Sports, Inc. (I)	16,253	582,020
Jos. A. Bank Clothiers, Inc. (I)	14,894	757,807
Kirkland’s, Inc. (I)	963	14,869
Lithia Motors, Inc., Class A	12,906	188,169
Lumber Liquidators Holdings, Inc. (I)	1,328	33,187
Monro Muffler Brake, Inc.	8,783	289,663
New York & Company, Inc. (I)	1,060	7,431
Office Depot, Inc. (I)	8,395	38,869
OfficeMax, Inc. (I)	2,577	33,346
Pacific Sunwear of California, Inc. (I)	1,999	7,216
Penske Automotive Group, Inc. (I)	975	19,520
Pep Boys - Manny, Moe & Jack	53,172	675,816
Pier 1 Imports, Inc. (I)	7,104	72,106
Rue21, Inc. (I)	808	23,270
Sally Beauty Holdings, Inc. (I)(L)	6,097	85,419
Select Comfort Corp. (I)	3,359	40,510

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Signet Jewelers, Ltd. (I)	5,198	$239,212
The Buckle, Inc. (L)	19,495	787,598
The Children’s Place Retail Stores, Inc. (I)	13,366	666,028
The Finish Line, Inc., Class A	36,450	723,533
The Wet Seal, Inc., Class A (I)	6,169	26,403
Tractor Supply Company	4,420	264,581
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	10,249	493,284
Vitamin Shoppe, Inc. (I)	1,448	48,986
Williams-Sonoma, Inc. (L)	12,880	521,640
Zumiez, Inc. (I)(L)	1,296	34,253

		12,820,715
Textiles, Apparel & Luxury Goods - 1.87%
Carter’s, Inc. (I)	1,742	49,873
CROCS, Inc. (I)(L)	37,158	662,899
Deckers Outdoor Corp. (I)	10,121	871,924
Fuqi International, Inc. (I)	353	1,006
G-III Apparel Group, Ltd. (I)	988	37,129
Hanesbrands, Inc. (I)	3,774	102,049
Iconix Brand Group, Inc. (I)	29,237	628,011
K-Swiss, Inc., Class A (I)	1,069	12,048
Kenneth Cole Productions, Inc., Class A (I)	207	2,685
Liz Claiborne, Inc. (I)(L)	2,860	15,415
Maidenform Brands, Inc. (I)	1,416	40,455
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)	14,494	398,875
Steven Madden, Ltd. (I)	16,576	777,912
The Warnaco Group, Inc. (I)	14,291	817,302
True Religion Apparel, Inc. (I)	1,465	34,384
Under Armour, Inc., Class A (I)(L)	2,217	150,867
Volcom, Inc.	1,034	19,160
Wolverine World Wide, Inc.	6,627	247,055

		4,869,049

		32,460,688
Consumer Staples - 1.33%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	562	52,052
Coca-Cola Bottling Company Consolidated	168	11,229
Heckmann Corp. (I)	6,274	41,095
National Beverage Corp.	698	9,584

		113,960
Food & Staples Retailing - 0.33%
BJ’s Wholesale Club, Inc. (I)	2,152	105,061
Casey’s General Stores, Inc.	2,294	89,466
Pricesmart, Inc.	11,545	423,009
QKL Stores, Inc. (I)(L)	21,889	57,787
Rite Aid Corp. (I)	40,506	42,936
Susser Holdings Corp. (I)	259	3,390
United Natural Foods, Inc. (I)	2,774	124,331

		845,980
Food Products - 0.81%
AgFeed Industries, Inc. (I)(L)	2,183	4,170
Alico, Inc.	223	5,970
Calavo Growers, Inc.	233	5,091
Darling International, Inc. (I)	7,077	108,773
Diamond Foods, Inc.	1,332	74,326
Farmer Brothers Company	154	1,866
Feihe International, Inc. (I)(L)	674	5,803
J & J Snack Foods Corp.	896	42,175
Pilgrim’s Pride Corp. (I)	1,135	8,751
Smart Balance, Inc. (I)	3,690	16,937
SunOpta, Inc. (I)	56,890	422,124

340

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The Hain Celestial Group, Inc. (I)	19,144	$617,968
Tootsie Roll Industries, Inc. (L)	439	12,444
TreeHouse Foods, Inc. (I)	13,537	769,849
Zhongpin, Inc. (I)(L)	1,708	25,927

		2,122,174
Personal Products - 0.14%
China-Biotics, Inc. (I)	339	2,722
Inter Parfums, Inc.	18,857	349,043
USANA Health Sciences, Inc. (I)	484	16,703

		368,468
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	3,259	13,101

		3,463,683
Energy - 8.33%
Energy Equipment & Services - 2.46%
Atwood Oceanics, Inc. (I)	2,287	106,185
Basic Energy Services, Inc. (I)	687	17,525
CARBO Ceramics, Inc.	1,189	167,792
Complete Production Services, Inc. (I)	3,777	120,146
Dawson Geophysical Company (I)	11,565	507,472
Dril-Quip, Inc. (I)(L)	30,833	2,436,732
Exterran Holdings, Inc. (I)	3,641	86,401
Global Geophysical Services, Inc. (I)	1,092	15,790
Global Industries, Ltd. (I)	4,086	40,002
Hercules Offshore, Inc. (I)	3,480	23,003
ION Geophysical Corp. (I)	3,465	43,971
Key Energy Services, Inc. (I)	34,596	537,968
Lufkin Industries, Inc.	635	59,353
Matrix Service Company (I)	1,600	22,240
Newpark Resources, Inc. (I)	67,786	532,798
North American Energy Partners, Inc. (I)	43,690	538,698
Oil States International, Inc. (I)	1,073	81,698
OYO Geospace Corp. (I)	6,769	667,288
Pioneer Drilling Company (I)	2,132	29,422
RPC, Inc. (L)	2,695	68,237
Superior Energy Services, Inc. (I)	4,778	195,898
Tesco Corp. (I)	1,832	40,212
TetraTechnologies, Inc. (I)	4,618	71,117
Willbros Group, Inc. (I)	862	9,413

		6,419,361
Oil, Gas & Consumable Fuels - 5.87%
Abraxas Petroleum Corp. (I)(L)	81,050	474,143
Approach Resources, Inc. (I)	491	16,498
ATP Oil & Gas Corp. (I)(L)	2,638	47,774
BPZ Resources, Inc. (I)(L)	4,901	26,024
Brigham Exploration Company (I)(L)	7,085	263,420
Carrizo Oil & Gas, Inc. (I)	90,313	3,335,259
Cheniere Energy, Inc. (I)(L)	3,319	30,900
China Integrated Energy, Inc. (I)	469	1,196
Clayton Williams Energy, Inc. (I)	478	50,525
Clean Energy Fuels Corp. (I)(L)	2,884	47,240
Comstock Resources, Inc. (I)	2,868	88,736
Contango Oil & Gas Company (I)	764	48,315
CVR Energy, Inc. (I)	1,676	38,816
Enbridge Energy Management LLC (I)	323	20,313
Endeavour International Corp. (I)	1,202	15,265
Energy XXI Bermuda, Ltd. (I)	4,047	138,003
Gastar Exploration, Ltd. (I)	3,402	16,534
Georesources, Inc. (I)	17,920	560,358
Goodrich Petroleum Corp. (I)(L)	1,478	32,841
Gran Tierra Energy, Inc. (I)	15,584	125,763
Gulfport Energy Corp. (I)	2,028	73,312

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Harvest Natural Resources, Inc. (I)	974	$14,844
Holly Corp.	3,226	196,012
International Coal Group, Inc. (I)	65,095	735,574
InterOil Corp. (I)(L)	27,700	2,067,528
Kodiak Oil & Gas Corp. (I)(L)	97,374	652,406
L&L Energy, Inc. (I)(L)	1,358	9,397
Magnum Hunter Resources Corp. (I)(L)	87,952	753,749
McMoRan Exploration Company (I)	5,470	96,874
Northern Oil and Gas, Inc. (I)(L)	3,303	88,190
Oasis Petroleum, Inc. (I)	3,075	97,232
Patriot Coal Corp. (I)	5,516	142,478
Petroleum Development Corp. (I)	11,208	538,096
Resolute Energy Corp. (I)	2,491	45,187
Rex Energy Corp. (I)(L)	249,040	2,901,316
Rosetta Resources, Inc. (I)	3,193	151,795
SandRidge Energy, Inc. (I)(L)	14,382	184,090
SM Energy Company	2,483	184,214
Swift Energy Company (I)(L)	13,180	562,522
Triangle Petroleum Corp. (I)	31,960	265,268
Uranium Energy Corp. (I)(L)	3,504	13,981
Venoco, Inc. (I)	1,829	31,258
Warren Resources, Inc. (I)	4,097	20,854
Western Refining, Inc. (I)(L)	2,088	35,392
World Fuel Services Corp.	1,991	80,855

		15,320,347

		21,739,708
Financials - 4.64%
Capital Markets - 0.64%
Cohen & Steers, Inc.	406	12,050
Duff & Phelps Corp.	1,279	20,438
E*TRADE Financial Corp. (I)	13,387	209,239
Epoch Holding Corp.	827	13,050
Evercore Partners, Inc., Class A	739	25,340
Financial Engines, Inc. (I)	1,652	45,529
GAMCO Investors, Inc., Class A	137	6,351
Gleacher & Company, Inc. (I)	1,673	2,911
Internet Capital Group, Inc. (I)	2,222	31,552
Intl. FCStone, Inc. (I)	800	20,336
KBW, Inc.	1,325	34,702
Knight Capital Group, Inc., Class A (I)	39,880	534,392
optionsXpress Holdings, Inc.	2,612	47,826
Pzena Investment Management, Inc., Class A	539	3,805
Stifel Financial Corp. (I)	8,800	631,752
SWS Group, Inc.	622	3,776
THL Credit, Inc.	601	8,216
TradeStation Group, Inc. (I)	764	5,363
Westwood Holdings Group, Inc.	361	14,530

		1,671,158
Commercial Banks - 1.05%
Boston Private Financial Holdings, Inc.	42,790	302,525
Cardinal Financial Corp.	826	9,631
Columbia Banking System, Inc.	23,860	457,396
Danvers Bancorp, Inc.	1,204	25,790
East West Bancorp, Inc.	8,524	187,187
First Citizens BancShares, Inc.	1,968	394,741
IBERIABANK Corp.	8,000	481,040
Investors Bancorp, Inc. (I)	3,089	45,995
Nara Bancorp, Inc. (I)	764	7,350
Pinnacle Financial Partners, Inc. (I)(L)	969	16,027
Signature Bank (I)	2,461	138,800
SVB Financial Group (I)(L)	2,546	144,944
Texas Capital Bancshares, Inc. (I)	2,119	55,073

341

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Umpqua Holdings Corp.	42,252	$483,363

		2,749,862
Consumer Finance - 0.78%
Cash America International, Inc.	15,447	711,334
Credit Acceptance Corp. (I)	575	40,802
Dollar Financial Corp. (I)	30,687	636,755
EZCORP, Inc., Class A (I)	2,697	84,659
First Cash Financial Services, Inc. (I)	13,627	526,002
The First Marblehead Corp. (I)(L)	1,388	3,054
World Acceptance Corp. (I)	332	21,646

		2,024,252
Diversified Financial Services - 1.37%
Asset Acceptance Capital Corp. (I)	600	3,222
Encore Capital Group, Inc. (I)	26,120	618,783
Interactive Brokers Group, Inc., Class A	2,301	36,563
Moody’s Corp. (L)	82,050	2,782,316
NewStar Financial, Inc. (I)	1,202	13,126
PICO Holdings, Inc. (I)	617	18,547
Portfolio Recovery Associates, Inc. (I)	1,032	87,854

		3,560,411
Insurance - 0.17%
Citizens, Inc., Class A (I)	1,733	12,651
eHealth, Inc. (I)	448	5,958
Greenlight Capital Re, Ltd., Class A (I)	1,828	51,568
Hilltop Holdings, Inc. (I)	897	9,006
MBIA, Inc. (I)	3,393	34,066
Montpelier Re Holdings, Ltd.	19,380	342,445

		455,694
Real Estate Investment Trusts - 0.35%
Alexander’s, Inc.	139	56,566
Apartment Investment & Management
Company, Class A	2,480	63,166
DCT Industrial Trust, Inc. (L)	7,340	40,737
DuPont Fabros Technology, Inc. (L)	3,615	87,664
Equity Lifestyle Properties, Inc.	1,775	102,329
Extra Space Storage, Inc.	5,042	104,420
Pebblebrook Hotel Trust	2,298	50,901
PS Business Parks, Inc.	1,191	69,007
Retail Opportunity Investments Corp.	1,645	17,996
Saul Centers, Inc.	291	12,964
Strategic Hotels & Resorts, Inc. (I)	3,209	20,698
Sun Communities, Inc.	695	24,777
Sunstone Hotel Investors, Inc. (I)	3,578	36,460
Taubman Centers, Inc.	3,314	177,564
U-Store-It Trust	5,230	55,020

		920,269
Real Estate Management & Development - 0.26%
Altisource Portfolio Solutions SA (I)	16,368	502,170
Consolidated-Tomoka Land Company	214	6,934
Forest City Enterprises, Inc., Class A (I)	4,811	90,591
Forestar Group, Inc. (I)	1,020	19,400
Kennedy-Wilson Holdings, Inc. (I)	1,341	14,563
Tejon Ranch Company (I)	836	30,715

		664,373
Thrifts & Mortgage Finance - 0.02%
Beneficial Mutual Bancorp, Inc. (I)	1,961	16,904
Doral Financial Corp. (I)	7,714	8,485
MGIC Investment Corp. (I)	3,827	34,022

		59,411

		12,105,430

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 15.08%
Biotechnology - 2.76%
Acorda Therapeutics, Inc. (I)	2,369 $	$54,961
Alkermes, Inc. (I)	3,751	48,575
Allos Therapeutics, Inc. (I)(L)	4,789	15,181
Alnylam Pharmaceuticals, Inc. (I)(L)	2,174	20,805
AMAG Pharmaceuticals, Inc. (I)	1,280	21,376
Ardea Biosciences, Inc. (I)(L)	1,424	40,855
Arena Pharmaceuticals, Inc. (I)	4,785	6,651
ARIAD Pharmaceuticals, Inc. (I)	7,691	57,836
Arqule, Inc. (I)	2,988	21,394
BioMarin Pharmaceutical, Inc. (I)	6,213	156,133
BioMimetic Therapeutics, Inc. (I)	1,265	16,584
BioSpecifics Technologies Corp. (I)	266	6,783
BioTime, Inc. (I)(L)	939	6,996
Celera Corp. (I)	4,974	40,339
Cell Therapeutics, Inc. (I)(L)	46,836	17,423
Cepheid, Inc. (I)(L)	3,654	102,385
China Biologic Products, Inc. (I)(L)	569	9,081
Clinical Data, Inc. (I)	767	23,240
Codexis, Inc. (I)	1,140	13,520
Cubist Pharmaceuticals, Inc. (I)	3,595	90,738
Dyax Corp. (I)	5,663	9,117
Emergent Biosolutions, Inc. (I)	629	15,197
Enzon Pharmaceuticals, Inc. (I)	2,895	31,556
Exelixis, Inc. (I)	6,606	74,648
Genomic Health, Inc. (I)	872	21,451
Geron Corp. (I)	4,727	23,871
Halozyme Therapeutics, Inc. (I)	4,870	32,678
Idenix Pharmaceuticals, Inc. (I)	2,206	7,324
Immunogen, Inc. (I)(L)	2,678	24,289
Incyte Corp. (I)(L)	7,462	118,273
InterMune, Inc. (I)	3,056	144,213
Ironwood Pharmaceuticals, Inc. (I)	2,822	39,508
Isis Pharmaceuticals, Inc. (I)(L)	5,714	51,655
Lexicon Pharmaceuticals, Inc. (I)	6,646	11,165
Ligand Pharmaceuticals, Inc., Class B (I)	1,069	10,690
Mannkind Corp. (I)(L)	4,915	17,940
Medivation, Inc. (I)	1,988	37,056
Metabolix, Inc. (I)	1,005	10,563
Micromet, Inc. (I)(L)	4,409	24,734
Momenta Pharmaceuticals, Inc. (I)	2,545	40,338
Myriad Genetics, Inc. (I)	20,490	412,874
Nabi Biopharmaceuticals (I)	1,928	11,202
NPS Pharmaceuticals, Inc. (I)	4,056	38,816
Onyx Pharmaceuticals, Inc. (I)	23,953	842,667
Opko Health, Inc. (I)(L)	6,193	23,100
Orexigen Therapeutics, Inc. (I)(L)	1,405	3,948
Osiris Therapeutics, Inc. (I)	992	7,202
PDL BioPharma, Inc.	4,233	24,551
Pharmasset, Inc. (I)	1,439	113,264
Progenics Pharmaceuticals, Inc. (I)(L)	2,002	12,372
PROLOR Biotech, Inc. (I)	2,106	12,531
Protalix BioTherapeutics, Inc. (I)	2,706	16,452
Regeneron Pharmaceuticals, Inc. (I)	3,885	174,592
Rigel Pharmaceuticals, Inc. (I)	2,051	14,583
Sangamo Biosciences, Inc. (I)(L)	2,466	20,542
Savient Pharmaceuticals, Inc. (I)	2,128	22,557
Seattle Genetics, Inc. (I)(L)	5,737	89,325
SIGA Technologies, Inc. (I)(L)	2,324	28,120
SuperGen, Inc. (I)	106,570	330,367
Talecris Biotherapeutics Holdings Corp. (I)	3,799	101,813
Targacept, Inc. (I)	1,390	36,960
Theravance, Inc. (I)(L)	3,719	90,074

342

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	48,528 $	$3,252,347

		7,197,381
Health Care Equipment & Supplies - 6.16%
Abaxis, Inc. (I)(L)	7,943	229,076
ABIOMED, Inc. (I)	1,949	28,319
Accuray, Inc. (I)	3,038	27,433
Align Technology, Inc. (I)	3,470	71,066
Alimera Sciences, Inc. (I)	471	3,674
American Medical
Systems Holdings, Inc. (I)(L)	4,635	100,301
AngioDynamics, Inc. (I)	25,161	380,434
ArthroCare Corp. (I)	23,945	798,326
Atrion Corp.	1,793	312,825
Cantel Medical Corp.	878	22,609
Conceptus, Inc. (I)	1,787	25,822
CONMED Corp. (I)	90,040	2,366,251
CryoLife, Inc. (I)	1,620	9,882
Cyberonics, Inc. (I)	1,698	54,013
DexCom, Inc. (I)	3,732	57,921
Exactech, Inc. (I)	508	8,915
Greatbatch, Inc. (I)	493	13,045
Haemonetics Corp. (I)	1,500	98,310
HeartWare International, Inc. (I)	589	50,377
Hill-Rom Holdings, Inc.	1,337	50,779
ICU Medical, Inc. (I)	14,301	626,098
Immucor, Inc. (I)	4,244	83,946
Insulet Corp. (I)	2,579	53,179
Integra LifeSciences Holdings Corp. (I)	16,083	762,656
Invacare Corp. (L)	21,630	673,126
IRIS International, Inc. (I)	1,099	9,913
Kensey Nash Corp. (I)	162	4,035
MAKO Surgical Corp. (I)	1,556	37,655
Masimo Corp. (L)	3,214	106,383
MELA Sciences, Inc. (I)	1,451	5,108
Meridian Bioscience, Inc.	861	20,655
Merit Medical Systems, Inc. (I)	1,631	32,000
Natus Medical, Inc. (I)	25,999	436,783
Neogen Corp. (I)	1,304	53,960
NuVasive, Inc. (I)(L)	2,390	60,515
NxStage Medical, Inc. (I)	1,744	38,333
OraSure Technologies, Inc. (I)	1,727	13,574
Orthofix International NV (I)	1,074	34,862
Orthovita, Inc. (I)	4,194	8,933
Palomar Medical Technologies, Inc. (I)	533	7,915
Quidel Corp. (I)	1,774	21,217
RTI Biologics, Inc. (I)	1,166	3,335
Sirona Dental Systems, Inc. (I)	18,514	928,662
SonoSite, Inc. (I)	817	27,222
St. Jude Medical, Inc.	46,770	2,397,430
Stereotaxis, Inc. (I)	2,803	10,848
SurModics, Inc. (I)	948	11,850
Symmetry Medical, Inc. (I)	2,176	21,325
Synovis Life Technologies, Inc. (I)	26,235	503,187
The Cooper Companies, Inc.	57,530	3,995,459
Thoratec Corp. (I)	3,367	87,306
TomoTherapy, Inc. (I)	2,709	12,380
Unilife Corp. (I)	3,194	18,110
Volcano Corp. (I)	2,788	71,373
West Pharmaceutical Services, Inc.	2,018	90,346
Wright Medical Group, Inc. (I)	2,374	40,382
Zoll Medical Corp. (I)	1,302	58,343

		16,077,782

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.69%
Accretive Health, Inc. (I)(L)	1,378	$38,253
Air Methods Corp. (I)	684	45,999
Alliance HealthCare Services, Inc. (I)	1,757	7,766
Almost Family, Inc. (I)	504	18,971
Amedisys, Inc. (I)	616	21,560
AMERIGROUP Corp. (I)	1,503	96,568
AMN Healthcare Services, Inc. (I)	662	5,733
Bio-Reference Labs, Inc. (I)	21,005	471,352
Brookdale Senior Living, Inc. (I)	6,211	173,908
Catalyst Health Solutions, Inc. (I)	2,314	129,422
Centene Corp. (I)	1,095	36,113
Chemed Corp.	1,379	91,855
Corvel Corp. (I)	425	22,602
Emergency Medical
Services Corp., Class A (I)	916	58,248
Emeritus Corp. (I)	1,113	28,337
Hanger Orthopedic Group, Inc. (I)	1,770	46,073
Healthsouth Corp. (I)	5,663	141,462
Healthspring, Inc. (I)	15,807	590,708
HMS Holdings Corp. (I)	1,671	136,771
IPC The Hospitalist Company, Inc. (I)	984	44,683
Landauer, Inc.	199	12,242
LHC Group, Inc. (I)	17,410	522,300
Molina Healthcare, Inc. (I)	916	36,640
MWI Veterinary Supply, Inc. (I)	717	57,848
PSS World Medical, Inc. (I)	3,350	90,953
RehabCare Group, Inc. (I)	528	19,467
Sunrise Senior Living, Inc. (I)	1,074	12,813
Team Health Holdings, Inc. (I)	975	17,043
Tenet Healthcare Corp. (I)	29,429	219,246
The Ensign Group, Inc.	15,745	502,738
US Physical Therapy, Inc.	22,707	507,274
VCA Antech, Inc. (I)(L)	4,962	124,943
WellCare Health Plans, Inc. (I)	1,676	70,308

		4,400,199
Health Care Technology - 0.42%
Allscripts-Misys Healthcare Solutions, Inc. (I)	10,776	226,188
athenahealth, Inc. (I)(L)	1,973	89,041
Emdeon, Inc., Class A (I)	1,925	31,012
HealthStream, Inc. (I)	3,467	26,835
MedAssets, Inc. (I)	2,640	40,313
Medidata Solutions, Inc. (I)	5,013	128,182
Merge Healthcare, Inc. (I)	86,024	419,797
Omnicell, Inc. (I)	2,000	30,480
Quality Systems, Inc.	1,229	102,425
Vital Images, Inc. (I)	807	10,903

		1,105,176
Life Sciences Tools & Services - 1.68%
Albany Molecular Research, Inc. (I)	834	3,553
Bruker Corp. (I)	40,126	836,627
Dionex Corp. (I)	1,057	124,779
Enzo Biochem, Inc. (I)	2,123	8,895
eResearch Technology, Inc. (I)	68,133	461,260
ICON PLC, SADR (I)	20,981	452,980
Illumina, Inc. (I)(L)	24,220	1,697,095
Luminex Corp. (I)	2,308	43,298
Parexel International Corp. (I)	28,498	709,600
Sequenom, Inc. (I)	5,476	34,663

		4,372,750
Pharmaceuticals - 2.37%
Akorn, Inc. (I)	88,824	512,514
Auxilium Pharmaceuticals, Inc. (I)	2,892	62,091
Cadence Pharmaceuticals, Inc. (I)(L)	2,254	20,759

343

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Caraco Pharmaceutical Laboratories, Ltd. (I)	601	$3,125
Cardiome Pharma Corp. (I)	54,250	232,190
Durect Corp. (I)	4,740	17,064
Impax Laboratories, Inc. (I)	34,839	886,653
Inspire Pharmaceuticals, Inc. (I)	3,766	14,913
Jazz Pharmaceuticals, Inc. (I)	24,140	768,859
MAP Pharmaceuticals, Inc. (I)	1,187	16,369
Medicis Pharmaceutical Corp., Class A	3,675	117,747
Nektar Therapeutics (I)	42,104	398,725
Obagi Medical Products, Inc. (I)	1,119	14,144
Pain Therapeutics, Inc. (I)	2,197	21,003
Par Pharmaceutical Companies, Inc. (I)	2,157	67,040
POZEN, Inc. (I)(L)	1,448	7,776
Questcor Pharmaceuticals, Inc. (I)(L)	3,581	51,602
Salix Pharmaceuticals, Ltd. (I)	19,712	690,511
Sucampo Pharmaceuticals, Inc. (I)	473	1,987
The Medicines Company (I)	3,236	52,714
Viropharma, Inc. (I)	4,728	94,087
Vivus, Inc. (I)(L)	4,922	30,467
Watson Pharmaceuticals, Inc. (I)	37,300	2,089,173
XenoPort, Inc. (I)	1,884	11,172

		6,182,685

		39,335,973
Industrials - 24.18%
Aerospace & Defense - 3.34%
AAR Corp. (L)	1,547	42,883
Aerovironment, Inc. (I)	923	32,277
American Science & Engineering, Inc.	547	50,521
BE Aerospace, Inc. (I)	90,540	3,216,886
Ceradyne, Inc. (I)	8,130	366,500
Cubic Corp.	971	55,833
DigitalGlobe, Inc. (I)	22,201	622,294
Esterline Technologies Corp. (I)	8,665	612,789
GenCorp, Inc. (I)	3,035	18,149
GeoEye, Inc. (I)	1,338	55,634
HEICO Corp. (L)	517	32,323
HEICO Corp., Class A	1,078	48,488
Hexcel Corp. (I)	32,875	647,309
Ladish Company, Inc. (I)	452	24,702
Moog, Inc., Class A (I)	2,376	109,082
National Presto Industries, Inc.	291	32,790
Orbital Sciences Corp., Class A (I)(L)	128,095	2,423,557
Taser International, Inc. (I)(L)	3,608	14,685
Teledyne Technologies, Inc. (I)	1,097	56,726
TransDigm Group, Inc. (I)	2,847	238,664

		8,702,092
Air Freight & Logistics - 2.58%
Atlas Air Worldwide Holdings, Inc. (I)	11,950	833,154
Forward Air Corp.	1,756	53,786
HUB Group, Inc., Class A (I)	98,559	3,566,850
Pacer International, Inc. (I)	2,114	11,120
UTi Worldwide, Inc.	112,370	2,274,369

		6,739,279
Airlines - 0.73%
Allegiant Travel Company	806	35,311
AMR Corp. (I)(L)	10,098	65,233
Hawaiian Holdings, Inc. (I)	1,962	11,792
United Continental Holdings, Inc. (I)(L)	73,900	1,698,961
US Airways Group, Inc. (I)(L)	9,790	85,271

		1,896,568

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.31%

A.O. Smith Corp.	15,985	$708,775
AAON, Inc. (L)	751	24,708
Simpson Manufacturing Company, Inc.	838	24,687
Trex Company, Inc. (I)	795	25,933
USG Corp. (I)(L)	2,182	36,352

		820,455
Commercial Services & Supplies - 1.71%
APAC Customer Services, Inc. (I)	48,814	293,372
Cenveo, Inc. (I)	3,418	22,320
Clean Harbors, Inc. (I)	1,434	141,478
Consolidated Graphics, Inc. (I)	12,180	665,393
Corrections Corp. of America (I)	6,683	163,065
EnerNOC, Inc. (I)(L)	1,058	20,218
Fuel Tech, Inc. (I)	1,025	9,123
Healthcare Services Group, Inc.	3,784	66,523
Herman Miller, Inc.	3,288	90,387
Higher One Holdings, Inc. (I)	1,693	24,464
IESI-BFC, Ltd.	26,004	659,721
Innerworkings, Inc. (I)	1,663	12,273
Interface, Inc., Class A	2,938	54,324
KAR Auction Services, Inc. (I)	1,641	25,173
Knoll, Inc. (L)	2,846	59,652
M&F Worldwide Corp. (I)	246	6,180
Mobile Mini, Inc. (I)(L)	2,209	53,060
Rollins, Inc.	4,014	81,484
Schawk, Inc., Class A	9,681	188,199
Standard Parking Corp. (I)	857	15,220
Steelcase, Inc., Class A	56,960	648,205
Sykes Enterprises, Inc. (I)	33,112	654,624
Team, Inc. (I)	546	14,338
Tetra Tech, Inc. (I)	3,743	92,415
The Geo Group, Inc. (I)	3,907	100,175
United Stationers, Inc.	1,403	99,683
Viad Corp.	612	14,651
Waste Connections, Inc.	6,676	192,202

		4,467,922
Construction & Engineering - 3.18%
Chicago Bridge & Iron Company NV (L)	107,800	4,383,148
EMCOR Group, Inc. (I)	4,029	124,778
Furmanite Corp. (I)	2,116	16,928
Great Lakes Dredge & Dock Corp. (L)	3,381	25,797
Insituform Technologies, Inc., Class A (I)	2,375	63,531
MasTec, Inc. (I)	161,510	3,359,408
Michael Baker Corp. (I)	502	14,593
MYR Group, Inc. (I)	12,250	293,020
Orion Marine Group, Inc. (I)	1,629	17,495
Pike Electric Corp. (I)	1,116	10,624

		8,309,322
Electrical Equipment - 3.31%
A123 Systems, Inc. (I)(L)	4,137	26,270
Acuity Brands, Inc.	2,610	152,659
Advanced Battery Technologies, Inc. (I)(L)	3,760	7,294
American Superconductor Corp. (I)(L)	2,917	72,546
AZZ, Inc.	376	17,146
Belden, Inc.	82,900	3,112,895
Broadwind Energy, Inc. (I)	3,240	4,244
Capstone Turbine Corp. (I)	14,949	27,058
Cooper Industries PLC	25,400	1,648,460
Ener1, Inc. (I)	4,931	14,596
EnerSys (I)	18,697	743,206
Franklin Electric Company, Inc.	1,195	55,209
Fushi Copperweld, Inc. (I)	28,826	231,185
General Cable Corp. (I)(L)	12,272	531,378

344

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
GrafTech International, Ltd. (I)	23,798	$490,953
Harbin Electric, Inc. (I)(L)	27,979	578,886
II-VI, Inc. (I)	9,163	455,859
Lihua International, Inc. (I)(L)	339	2,976
Polypore International, Inc. (I)	1,753	100,938
Powell Industries, Inc. (I)	494	19,483
Thomas & Betts Corp. (I)	3,141	186,795
Valence Technology, Inc. (I)(L)	4,377	6,828
Vicor Corp.	1,268	20,909
Woodward, Inc.	3,551	122,723

		8,630,496
Industrial Conglomerates - 1.09%
Carlisle Companies, Inc.	60,340	2,688,147
Raven Industries, Inc.	982	60,314
Seaboard Corp.	22	53,086
Standex International Corp.	762	28,872
Tredegar Industries, Inc.	506	10,919

		2,841,338
Machinery - 4.50%
3D Systems Corp. (I)	1,128	54,764
Actuant Corp., Class A	25,992	753,768
American Railcar Industries, Inc. (I)	377	9,410
Astec Industries, Inc. (I)	1,164	43,406
Badger Meter, Inc.	863	35,564
Barnes Group, Inc.	1,832	38,252
Blount International, Inc. (I)	2,478	39,598
Briggs & Stratton Corp. (L)	18,400	416,760
China Fire & Security Group, Inc. (I)	501	3,091
China Valves Technology, Inc. (I)	441	2,046
CLARCOR, Inc.	1,985	89,186
Colfax Corp. (I)	1,444	33,140
Columbus McKinnon Corp. (I)	25,135	463,992
Dynamic Materials Corp.	799	22,332
Energy Recovery, Inc. (I)	1,910	6,074
EnPro Industries, Inc. (I)(L)	18,041	655,249
ESCO Technologies, Inc.	1,609	61,383
Force Protection, Inc. (I)	4,259	20,869
Gardner Denver, Inc.	3,181	248,213
Graco, Inc.	1,815	82,564
Greenbrier Companies, Inc. (I)	716	20,320
IDEX Corp.	4,964	216,679
John Bean Technologies Corp.	1,711	32,903
Kadant, Inc. (I)	738	19,328
Kennametal, Inc.	12,106	472,134
L.B. Foster Company	6,530	281,508
Lindsay Corp.	756	59,739
Meritor, Inc. (I)	121,300	2,058,461
Middleby Corp. (I)	1,065	99,279
Mueller Industries, Inc.	1,143	41,857
NACCO Industries, Inc., Class A	1,162	128,599
Navistar International Corp. (I)	30,060	2,084,060
Nordson Corp.	1,850	212,861
Oshkosh Corp. (I)	5,499	194,555
RBC Bearings, Inc. (I)(L)	1,331	50,884
Robbins & Myers, Inc.	2,452	112,767
Sauer-Danfoss, Inc. (I)	366	18,640
SmartHeat, Inc. (I)	745	2,108
Sun Hydraulics, Inc.	770	33,187
Tennant Company	1,035	43,511
The Gorman-Rupp Company	916	36,081
The Manitowoc Company, Inc. (L)	3,981	87,104
The Toro Company	1,898	125,686
Titan International, Inc.	2,033	54,098

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
TriMas Corp. (I)	16,780	$360,770
Valmont Industries, Inc.	1,275	133,072
Wabash National Corp. (I)	53,242	616,542
WABCO Holdings, Inc. (I)	1,959	120,753
Wabtec Corp.	2,906	197,114
Westport Innovations, Inc. (I)	34,034	748,067

		11,742,328
Marine - 0.07%
Kirby Corp. (I)	3,082	176,568
TBS International PLC, Class A (I)	521	1,016

		177,584
Professional Services - 1.37%
Acacia Research - Acacia Technologies (I)	2,007	68,680
CBIZ, Inc. (I)	684	4,932
CoStar Group, Inc. (I)(L)	1,191	74,652
Exponent, Inc. (I)	840	37,472
FTI Consulting, Inc. (I)(L)	7,773	297,939
Hill International, Inc. (I)	981	5,189
Huron Consulting Group, Inc. (I)	17,495	484,437
ICF International, Inc. (I)	1,062	21,813
Insperity, Inc.	1,418	43,079
Kforce, Inc. (I)	30,442	557,089
Korn/Ferry International (I)	22,106	492,301
Mistras Group, Inc. (I)	727	12,512
Navigant Consulting Company (I)	3,033	30,300
Resources Connection, Inc.	2,791	54,117
SFN Group, Inc. (I)	3,207	45,187
The Advisory Board Company (I)	955	49,183
The Corporate Executive Board Company	2,079	83,929
The Dolan Company (I)	36,226	439,784
TrueBlue, Inc. (I)	31,071	521,682
VSE Corp.	8,026	238,452

		3,562,729
Road & Rail - 1.11%
Avis Budget Group, Inc. (I)	6,234	111,651
Celadon Group, Inc. (I)	30,452	494,540
Dollar Thrifty Automotive Group, Inc. (I)	1,016	67,798
Genesee & Wyoming, Inc., Class A (I)	2,365	137,643
Heartland Express, Inc. (L)	3,294	57,843
Knight Transportation, Inc.	3,804	73,227
Landstar System, Inc.	2,977	135,989
Marten Transport, Ltd.	18,175	405,303
Old Dominion Freight Line, Inc. (I)	23,628	829,107
Patriot Transportation Holding, Inc. (I)	117	3,130
RailAmerica, Inc. (I)	971	16,546
Saia, Inc. (I)	961	15,751
Universal Truckload Services, Inc. (I)	135	2,329
Werner Enterprises, Inc. (L)	20,850	551,900
YRC Worldwide, Inc. (I)(L)	2,883	5,074

		2,907,831
Trading Companies & Distributors - 0.88%
Applied Industrial Technologies, Inc.	22,627	752,574
Beacon Roofing Supply, Inc. (I)	2,769	56,681
DXP Enterprises, Inc. (I)	11,550	266,574
H&E Equipment Services, Inc. (I)	1,696	33,089
Houston Wire & Cable Company	664	9,708
Kaman Corp., Class A	550	19,360
RSC Holdings, Inc. (I)(L)	3,137	45,110
Rush Enterprises, Inc., Class A (I)(L)	20,829	412,414
TAL International Group, Inc.	15,541	563,672
Titan Machinery, Inc. (I)	525	13,256

345

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. (I)(L)	3,669	$122,104

		2,294,542

		63,092,486
Information Technology - 25.87%
Communications Equipment - 2.25%
Acme Packet, Inc. (I)	1,925	136,598
ADTRAN, Inc. (L)	3,442	146,147
Anaren, Inc. (I)	430	8,643
Aruba Networks, Inc. (I)(L)	25,283	855,577
BigBand Networks, Inc. (I)	2,720	6,936
Blue Coat Systems, Inc. (I)	29,191	822,019
Calix, Inc. (I)	1,017	20,655
Ciena Corp. (I)(L)	5,672	147,245
Comtech Telecommunications Corp.	1,676	45,554
DG Fastchannel, Inc. (I)	1,541	49,651
Digi International, Inc. (I)	1,446	15,270
EMS Technologies, Inc. (I)	463	9,100
Extreme Networks, Inc. (I)	1,835	6,423
Finisar Corp. (I)	23,013	566,120
Harmonic, Inc. (I)	6,785	63,643
Infinera Corp. (I)	5,522	46,330
InterDigital, Inc.	2,687	128,197
Ixia (I)	2,218	35,222
JDS Uniphase Corp. (I)	13,497	281,277
Meru Networks, Inc. (I)	486	9,871
NETGEAR, Inc. (I)	1,412	45,805
Oclaro, Inc. (I)	3,020	34,760
Oplink Communications, Inc. (I)	1,171	22,823
Plantronics, Inc.	16,996	622,394
Polycom, Inc. (I)	5,177	268,427
Powerwave Technologies, Inc. (I)	8,069	36,391
RADWARE, Ltd., ADR (I)	10,290	364,678
Seachange International, Inc. (I)	1,715	16,293
ShoreTel, Inc. (I)	1,392	11,456
Sonus Networks, Inc. (I)	12,567	47,252
Sycamore Networks, Inc.	1,210	29,560
Viasat, Inc. (I)	24,154	962,295

		5,862,612
Computers & Peripherals - 0.76%
Avid Technology, Inc. (I)	18,417	410,699
Cray, Inc. (I)	1,961	12,648
Electronics for Imaging, Inc. (I)	28,080	413,057
Intermec, Inc. (I)	2,915	31,453
Novatel Wireless, Inc. (I)	89,930	491,018
Ocz Technology Group, Inc. (I)(L)	36,490	293,380
QLogic Corp. (I)	6,403	118,776
Quantum Corp. (I)	12,726	32,070
STEC, Inc. (I)(L)	2,005	40,280
Stratasys, Inc. (I)	1,189	55,883
Super Micro Computer, Inc. (I)	1,590	25,504
Synaptics, Inc. (I)	2,068	55,877

		1,980,645
Electronic Equipment, Instruments & Components - 3.00%
Anixter International, Inc. (L)	1,749	122,238
Brightpoint, Inc. (I)	128,200	1,389,688
Checkpoint Systems, Inc. (I)	2,403	54,019
China Security &
Surveillance Technology, Inc. (I)(L)	1,520	7,038
Cognex Corp.	1,152	32,544
Comverge, Inc. (I)	1,458	6,794
Daktronics, Inc. (L)	2,126	22,855
DTS, Inc. (I)	1,037	48,355

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Echelon Corp. (I)	1,902	$19,267
Electro Scientific Industries, Inc. (I)	592	10,277
Fabrinet (I)	613	12,358
FARO Technologies, Inc. (I)	929	37,160
Insight Enterprises, Inc. (I)	134,166	2,284,847
IPG Photonics Corp. (I)	1,559	89,923
Itron, Inc. (I)	2,449	138,222
KEMET Corp. (I)	21,826	323,680
L-1 Identity Solutions, Inc. (I)	5,105	60,137
Littelfuse, Inc.	4,670	266,657
Maxwell Technologies, Inc. (I)(L)	16,000	276,320
Mercury Computer Systems, Inc. (I)	1,702	36,014
Multi-Fineline Electronix, Inc. (I)	579	16,339
National Instruments Corp.	3,555	116,497
Newport Corp. (I)	20,980	374,073
OSI Systems, Inc. (I)	11,924	447,508
Plexus Corp. (I)	2,454	86,037
Power-One, Inc. (I)(L)	73,430	642,513
Pulse Electronics Corp.	2,385	14,429
Rofin-Sinar Technologies, Inc. (I)	18,008	711,316
Rogers Corp. (I)	335	15,095
Scansource, Inc. (I)	1,617	61,430
Universal Display Corp. (I)	1,985	109,254

		7,832,884
Internet Software & Services - 5.65%
Ancestry.com, Inc. (I)	1,524	54,026
comScore, Inc. (I)	1,333	39,337
Constant Contact, Inc. (I)(L)	45,276	1,580,132
DealerTrack Holdings, Inc. (I)	2,338	53,680
Dice Holdings, Inc. (I)	2,200	33,242
Digital River, Inc. (I)	2,406	90,057
Equinix, Inc. (I)	38,192	3,479,291
GSI Commerce, Inc. (I)(L)	3,627	106,162
Internap Network Services Corp. (I)	2,833	18,613
j2 Global Communications, Inc. (I)	2,764	81,566
Keynote Systems, Inc.	20,110	373,041
Limelight Networks, Inc. (I)	3,004	21,509
Liquidity Services, Inc. (I)	893	15,949
LivePerson, Inc. (I)	44,378	560,938
LogMeIn, Inc. (I)	861	36,300
LoopNet, Inc. (I)	1,657	23,447
MercadoLibre, Inc.	1,603	130,853
Monster Worldwide, Inc. (I)(L)	7,488	119,059
Move, Inc. (I)	4,794	11,458
NIC, Inc.	44,005	548,302
Open Text Corp. (I)(L)	10,520	655,606
OpenTable, Inc. (I)	837	89,015
Perficient, Inc. (I)	856	10,281
Quinstreet, Inc. (I)	1,513	34,390
Rackspace Hosting, Inc. (I)	5,734	245,702
RealNetworks, Inc. (I)	3,467	12,897
RightNow Technologies, Inc. (I)	1,470	46,011
SAVVIS, Inc. (I)	18,379	681,677
Sohu.com, Inc. (I)(L)	1,840	164,422
Stamps.com, Inc.	648	8,651
Terremark Worldwide, Inc. (I)	2,610	49,590
The Knot, Inc. (I)	1,771	21,341
Travelzoo, Inc. (I)(L)	12,601	839,101
ValueClick, Inc. (I)	48,945	707,745
VistaPrint NV (I)(L)	59,650	3,095,835
Vocus, Inc. (I)	1,123	29,041
WebMD Health Corp. (I)	3,364	179,705

346

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Zix Corp. (I)	137,220	$504,970

		14,752,942
IT Services - 3.82%
Acxiom Corp. (I)	4,618	66,268
Alliance Data Systems Corp. (I)(L)	40,060	3,440,753
Cardtronics, Inc. (I)	2,048	41,677
Cass Information Systems, Inc.	455	17,877
China Information Technology, Inc. (I)(L)	1,896	5,119
CSG Systems International, Inc. (I)	29,491	588,051
Echo Global Logistics, Inc. (I)	667	8,758
Euronet Worldwide, Inc. (I)	2,772	53,583
ExlService Holdings, Inc. (I)	889	18,802
Forrester Research, Inc.	956	36,605
Gartner, Inc. (I)(L)	5,237	218,226
Global Cash Access Holdings, Inc. (I)	3,145	10,284
Heartland Payment Systems, Inc.	2,317	40,617
iGate Corp.	1,862	34,950
Integral Systems, Inc. (I)	1,064	12,949
Jack Henry & Associates, Inc.	4,931	167,112
ManTech International Corp., Class A (I)	1,400	59,360
MAXIMUS, Inc.	1,043	84,660
NCI, Inc. (I)	456	11,113
NeuStar, Inc., Class A (I)	4,472	114,394
Sapient Corp. (I)	6,618	75,776
SRA International, Inc., Class A (I)	2,683	76,090
Syntel, Inc.	1,011	52,805
TeleTech Holdings, Inc. (I)	34,441	667,467
TNS, Inc. (I)	1,029	16,022
Unisys Corp. (I)	2,584	80,672
VeriFone Systems, Inc. (I)(L)	58,709	3,226,060
Virtusa Corp. (I)	878	16,445
Wright Express Corp. (I)	14,057	728,715

		9,971,210
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,425	134,397
Semiconductors & Semiconductor Equipment - 5.20%
Advanced Analogic Technologies, Inc. (I)	2,429	9,182
Amkor Technology, Inc. (I)	6,682	45,037
Amtech Systems, Inc. (I)	9,275	234,101
Anadigics, Inc. (I)	4,013	17,978
Applied Micro Circuits Corp. (I)	3,909	40,575
Atheros Communications, Inc. (I)	4,340	193,781
ATMI, Inc. (I)	1,239	23,392
Cabot Microelectronics Corp. (I)	1,390	72,628
Cavium Networks, Inc. (I)	2,188	98,307
CEVA, Inc. (I)	1,334	35,658
Cirrus Logic, Inc. (I)(L)	3,981	83,720
Conexant Systems, Inc. (I)	4,971	11,831
Cymer, Inc. (I)	36,874	2,086,331
Cypress Semiconductor Corp. (I)	4,775	92,540
Diodes, Inc. (I)	2,152	73,297
Energy Conversion Devices, Inc. (I)	1,510	3,413
Entegris, Inc. (I)	67,740	594,080
Entropic Communications, Inc. (I)(L)	4,585	38,743
Exar Corp. (I)	795	4,786
EZchip Semiconductor, Ltd. (I)	20,836	617,683
FEI Company (I)	2,317	78,129
FormFactor, Inc. (I)	1,018	10,485
GT Solar International, Inc. (I)(L)	5,490	58,523
Hittite Microwave Corp. (I)	1,494	95,272
Integrated Device Technology, Inc. (I)	4,652	34,285
IXYS Corp. (I)	1,411	18,950
Kopin Corp. (I)	3,930	18,039

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp. (I)	90,051	$531,301
LTX-Credence Corp. (I)	43,976	401,501
Maxlinear, Inc., Class A (I)	653	5,335
Mellanox Technologies, Ltd. (I)	18,330	462,466
Micrel, Inc.	2,603	35,088
Microsemi Corp. (I)	5,064	104,875
MIPS Technologies, Inc. (I)(L)	53,660	562,893
Monolithic Power Systems, Inc. (I)	179,084	2,541,202
Netlogic Microsystems, Inc. (I)	2,265	95,175
NVE Corp. (I)	6,564	369,816
O2Micro International, Ltd., ADR (I)	35,977	273,425
OmniVision Technologies, Inc. (I)(L)	1,161	41,250
Pericom Semiconductor Corp. (I)	1,510	15,659
PMC-Sierra, Inc. (I)	26,480	198,600
Power Integrations, Inc.	1,694	64,931
Rambus, Inc. (I)	3,386	67,043
RF Micro Devices, Inc. (I)	180,908	1,159,620
Rubicon Technology, Inc. (I)(L)	1,111	30,752
Semtech Corp. (I)	2,457	61,474
Sigma Designs, Inc. (I)	565	7,317
Silicon Image, Inc. (I)	28,513	255,762
Silicon Laboratories, Inc. (I)	2,518	108,803
Standard Microsystems Corp. (I)	1,372	33,834
SunPower Corp., Class A (I)(L)	2,204	37,777
SunPower Corp., Class B (I)	1,654	27,572
Teradyne, Inc. (I)(L)	7,146	127,270
Tessera Technologies, Inc. (I)	3,059	55,857
TriQuint Semiconductor, Inc. (I)	9,642	124,478
Ultratech, Inc. (I)	1,406	41,336
Varian Semiconductor
Equipment Associates, Inc. (I)	4,486	218,334
Veeco Instruments, Inc. (I)	2,419	122,982
Verigy, Ltd. (I)	3,642	51,316
Volterra Semiconductor Corp. (I)	24,877	617,696
Zoran Corp. (I)	1,066	11,076

		13,554,562
Software - 5.14%
Accelrys, Inc. (I)	3,375	27,000
ACI Worldwide, Inc. (I)	8,242	270,338
Actuate Corp. (I)	2,586	13,447
Advent Software, Inc. (I)	2,030	58,200
Ariba, Inc. (I)	5,694	194,393
AsiaInfo Holdings, Inc. (I)(L)	3,177	68,782
Aspen Technology, Inc. (I)	3,482	52,195
Blackbaud, Inc.	2,660	72,458
Blackboard, Inc. (I)(L)	1,981	71,791
Bottomline Technologies, Inc. (I)	651	16,366
BroadSoft, Inc. (I)	1,306	62,283
Cadence Design Systems, Inc. (I)	16,195	157,901
China TransInfo Technology Corp. (I)	306	1,414
Clicksoftware Technologies, Ltd.	70,875	608,816
CommVault Systems, Inc. (I)	2,483	99,022
Compuware Corp. (I)	68,727	793,797
Concur Technologies, Inc. (I)	2,700	149,715
Deltek, Inc. (I)	1,040	7,904
DemandTec, Inc. (I)	1,847	24,307
Ebix, Inc. (I)	2,347	55,507
EPIQ Systems, Inc.	1,891	27,155
Fortinet, Inc. (I)	14,511	638,484
Informatica Corp. (I)(L)	5,689	297,136
Interactive Intelligence, Inc. (I)	17,457	675,760
Kenexa Corp. (I)	1,174	32,391
Manhattan Associates, Inc. (I)	1,328	43,452
MICROS Systems, Inc. (I)	4,884	241,416

347

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
MicroStrategy, Inc., Class A (I)	498	$66,971
Monotype Imaging Holdings, Inc. (I)	1,378	19,981
Net 1 UEPS Technologies, Inc. (I)	1,167	10,036
Netscout Systems, Inc. (I)	19,967	545,498
NetSuite, Inc. (I)	1,170	34,024
NICE Systems, Ltd., SADR (I)	20,593	760,705
Novell, Inc. (I)	7,461	44,244
Opnet Technologies, Inc.	8,661	337,692
Parametric Technology Corp. (I)	7,144	160,669
Pegasystems, Inc.	1,011	38,357
Progress Software Corp. (I)	19,085	555,183
PROS Holdings, Inc. (I)	1,190	17,338
Quest Software, Inc. (I)	3,752	95,263
Radiant Systems, Inc. (I)	26,945	476,927
Renaissance Learning, Inc.	311	3,654
Rosetta Stone, Inc. (I)	696	9,194
Rovi Corp. (I)	51,908	2,784,864
S1 Corp. (I)	3,222	21,523
Smith Micro Software, Inc. (I)	34,102	319,195
SolarWinds, Inc. (I)	1,906	44,715
Solera Holdings, Inc.	4,258	217,584
Sourcefire, Inc. (I)	6,112	168,141
SS&C Technologies Holdings, Inc. (I)	1,597	32,611
SuccessFactors, Inc. (I)	2,993	116,996
Synchronoss Technologies, Inc. (I)	1,516	52,681
Taleo Corp. (I)	2,208	78,715
TeleCommunication Systems, Inc. (I)	2,862	11,791
TIBCO Software, Inc. (I)	31,711	864,125
TiVo, Inc. (I)	7,036	61,635
Tyler Technologies, Inc. (I)	1,661	39,382
Ultimate Software Group, Inc. (I)(L)	8,707	511,536
VASCO Data Security International, Inc. (I)	1,823	25,030
Verint Systems, Inc. (I)	1,115	39,962
Virnetx Holding Corp.	2,220	44,200
Websense, Inc. (I)	1,265	29,057

		13,400,909

		67,490,161
Materials - 2.95%
Chemicals - 1.24%
Balchem Corp.	1,729	64,872
Calgon Carbon Corp. (I)(L)	3,414	54,214
China Agritech, Inc. (I)(L)	566	3,894
Ferro Corp. (I)	5,224	86,666
Georgia Gulf Corp. (I)	719	26,603
Hawkins, Inc.	186	7,641
Innospec, Inc. (I)	1,441	46,026
Intrepid Potash, Inc. (I)	2,728	94,989
Kraton Performance Polymers, Inc. (I)	16,146	617,585
Kronos Worldwide, Inc.	12,896	753,771
Landec Corp. (I)	1,524	9,906
LSB Industries, Inc. (I)	1,021	40,472
NewMarket Corp.	736	116,450
PolyOne Corp.	3,685	52,364
Rockwood Holdings, Inc. (I)	2,538	124,920
Solutia, Inc. (I)	32,739	831,571
Spartech Corp. (I)	1,216	8,816
Stepan Company	243	17,618
STR Holdings, Inc. (I)(L)	1,506	28,885
TPC Group, Inc. (I)	366	10,566
W.R. Grace & Company (I)	4,429	169,586
Yongye International, Inc. (I)(L)	1,557	9,544
Zep, Inc.	1,319	22,964

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zoltek Companies, Inc. (I)	1,770	$23,771

		3,223,694
Construction Materials - 0.00%
United States Lime & Minerals, Inc. (I)	135	5,469
Containers & Packaging - 0.31%
Boise, Inc.	2,335	21,389
Graham Packaging Company, Inc. (I)	1,144	19,940
Graphic Packaging Holding Company (I)	2,603	14,108
Rock-Tenn Company, Class A (L)	2,156	149,519
Silgan Holdings, Inc.	14,290	545,021
Temple-Inland, Inc.	2,173	50,848

		800,825
Metals & Mining - 1.12%
AK Steel Holding Corp.	2,331	36,783
Allied Nevada Gold Corp. (I)	4,852	172,149
Capital Gold Corp. (I)	3,716	23,894
General Moly, Inc. (I)(L)	3,741	20,127
Globe Specialty Metals, Inc.	3,870	88,081
Golden Minerals Company (I)	732	16,075
Gulf Resources, Inc. (I)	1,258	7,787
Haynes International, Inc.	367	20,350
Hecla Mining Company (I)	15,540	141,103
Horsehead Holding Corp. (I)	2,628	44,807
Materion Corp. (I)	1,225	49,980
Metals USA Holdings Corp. (I)	784	12,834
Royal Gold, Inc.	1,543	80,853
RTI International Metals, Inc. (I)	20,019	623,592
Schnitzer Steel Industries, Inc.	1,376	89,454
Stillwater Mining Company (I)	38,121	874,115
Thompson Creek Metals Company, Inc. (I)	43,058	539,947
US Gold Corp. (I)	6,839	60,388
Worthington Industries, Inc.	1,257	26,296

		2,928,615
Paper & Forest Products - 0.28%
Buckeye Technologies, Inc.	20,087	546,969
Clearwater Paper Corp. (I)	695	56,573
Deltic Timber Corp.	340	22,726
KapStone Paper and Packaging Corp. (I)	2,092	35,920
P.H. Glatfelter Company	971	12,934
Schweitzer-Mauduit International, Inc.	1,092	55,266

		730,388

		7,688,991
Telecommunication Services - 2.47%
Diversified Telecommunication Services - 1.50%
AboveNet, Inc.	915	59,347
Alaska Communications
Systems Group, Inc. (L)	2,705	28,808
Atlantic Tele-Network, Inc.	8,352	310,611
Cbeyond, Inc. (I)	1,492	17,412
Cogent Communications Group, Inc. (I)	166,484	2,375,727
General Communication, Inc., Class A (I)	1,613	17,646
Global Crossing, Ltd. (I)	2,017	28,077
Hughes Communications, Inc. (I)	595	35,504
Iridium Communications, Inc. (I)	819	6,527
Level 3 Communications, Inc. (I)	65,764	96,673
Neutral Tandem, Inc. (I)(L)	47,058	694,106
PAETEC Holding Corp. (I)	7,893	26,363
Premiere Global Services, Inc. (I)	1,953	14,882
TW Telecom, Inc. (I)	8,716	167,347
Vonage Holdings Corp. (I)	7,090	32,330

		3,911,360

348

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.97%
ICO Global
Communications Holdings, Ltd. (I)	9,693	$25,880
Leap Wireless International, Inc. (I)	3,794	58,769
NII Holdings, Inc. (I)	57,530	2,397,275
Shenandoah Telecommunications Company	1,365	24,652
USA Mobility, Inc.	1,340	19,417

		2,525,993

		6,437,353
Utilities - 0.26%
Electric Utilities - 0.08%
ITC Holdings Corp.	3,071	214,663
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	2,180	12,404
GenOn Energy, Inc. (I)	16,247	61,901
Ormat Technologies, Inc. (L)	1,237	31,333

		105,638
Multi-Utilities - 0.14%
Avista Corp.	15,470	357,821

		678,122

TOTAL COMMON STOCKS (Cost $197,387,228)		$254,492,595

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$400	$262

TOTAL CORPORATE BONDS (Cost $311)		$262

INVESTMENT COMPANIES - 0.18%
Financials - 0.18%
iShares Russell 2000 Growth Index Fund (L)	4,880	$465,259

TOTAL INVESTMENT COMPANIES (Cost $434,571)		$465,259

SECURITIES LENDING COLLATERAL - 12.70%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	3,310,022	33,123,061

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,124,044)		$33,123,061

SHORT-TERM INVESTMENTS - 1.71%
Money Market Funds* - 0.18%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$465,476	$465,476
Repurchase Agreement - 1.53%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $4,011,001 on 04/01/2011,
collateralized by $4,050,000 U.S. Treasury
Notes, 1.000% due 04/30/2012 (valued at
$4,095,212, including interest)	4,011,000	4,011,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,476,476)		$4,476,476

Total Investments (Smaller Company Growth Trust)
(Cost $235,422,630) - 112.14%		$292,557,653
Other assets and liabilities, net - (12.14%)		(31,666,428)

TOTAL NET ASSETS - 100.00%		$260,891,225

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 0.12%
United States - 0.12%
Federal National Mortgage Association
1.000%, 04/01/2041 to 04/04/2041		$2,080,000	$507,793

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $507,793)			$507,793

FOREIGN GOVERNMENT
OBLIGATIONS - 22.99%
Argentina - 0.74%
Provincia de Buenos Aires
10.875%, 01/26/2021		575,000	535,099
11.750%, 10/05/2015 (S)		1,960,000	2,021,348
Provincia de Cordoba
12.375%, 08/17/2017 (S)		635,000	655,638

			3,212,085
Australia - 0.69%
New South Wales Treasury Corp.
6.000%, 04/01/2016	AUD	2,105,000	2,213,885
New South Wales Treasury Corp.,
Series 12
6.000%, 05/01/2012		774,000	809,369

			3,023,254
Brazil - 0.43%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	3,100,000	1,889,260
Canada - 3.60%
Canada Housing Trust
2.750%, 06/15/2016 (S)	CAD	1,040,000	1,059,609
4.600%, 09/15/2011 (S)		2,000,000	2,094,894
Government of Canada
2.500%, 06/01/2015		2,200,000	2,266,216
3.000%, 12/01/2015		2,175,000	2,276,762
4.000%, 06/01/2016		2,100,000	2,296,939
Province of Ontario
4.500%, 03/08/2015		925,000	1,014,867
6.250%, 06/16/2015	NZD	5,777,000	4,650,732

			15,660,019
Indonesia - 1.84%
Republic of Indonesia
9.500%, 06/15/2015 to 07/15/2031	IDR	42,820,000,000	5,250,366
10.000%, 07/15/2017		10,880,000,000	1,379,434
12.500%, 03/15/2013		7,635,000,000	969,139
14.250%, 06/15/2013		3,250,000,000	429,188

			8,028,127
Malaysia - 0.49%
Government of Malaysia
3.835%, 08/12/2015	MYR	6,350,000	2,118,664
Mexico - 0.48%
Government of Mexico
7.500%, 06/21/2012	MXN	24,107,200	2,088,021
New Zealand - 1.31%
Government of New Zealand,
Series 1217
6.000%, 12/15/2017	NZD	7,160,000	5,715,420
Norway - 1.21%
Government of Norway
4.500%, 05/22/2019	NOK	9,087,000	1,730,328
5.000%, 05/15/2015		18,498,000	3,559,048

			5,289,376

349

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Philippines - 2.04%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	$745,389
5.875%, 12/16/2020		127,403,440	2,725,421
8.125%, 12/16/2035		230,634,520	5,426,294

			8,897,104
Singapore - 1.86%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,295,146
2.875%, 07/01/2015		1,250,000	1,068,466
3.250%, 09/01/2020		2,030,000	1,716,200

			8,079,812
South Korea - 2.56%
Korea Development Bank
2.440%, 05/25/2012		750,000	599,981
Republic of Korea, Series 1212
4.250%, 12/10/2012	KRW	8,330,000,000	7,672,105
Republic of Korea, Series 1809
5.750%, 09/10/2018		2,890,000,000	2,855,880

			11,127,966
Sweden - 1.89%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,464,391
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		17,300,000	3,107,033
Swedish Export Credit Company
7.625%, 06/30/2014	NZD	1,975,000	1,641,379

			8,212,803
Ukraine - 0.09%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	391,875
United Kingdom - 3.76%
Government of United Kingdom
3.750%, 09/07/2020	GBP	2,383,000	3,841,156
4.750%, 03/07/2020		7,185,000	12,533,536

			16,374,692

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $96,253,387)			$100,108,478

CORPORATE BONDS - 51.27%
Consumer Discretionary - 8.39%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		1,000,000	1,085,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		1,000,600	1,086,902
AMC Entertainment Holdings, Inc.
9.750%, 12/01/2020 (S)		1,160,000	1,241,200
AMC Entertainment, Inc.
8.750%, 06/01/2019		495,000	537,075
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		320,000	320,000
Beazer Homes USA, Inc.
9.125%, 05/15/2019 (S)		330,000	333,713
Canadian Satellite Radio Holdings, Inc.
1.500%, 02/14/2016		194,314	194,314
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		1,515,720	1,815,075
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019		415,000	425,375
7.000%, 01/15/2019 (S)		245,000	250,513

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Citadel Broadcasting Corp.
7.750%, 12/15/2018 (S)	$115,000	$124,631
Clear Channel Communications, Inc.
9.000%, 03/01/2021 (S)	475,000	473,813
10.750%, 08/01/2016	1,685,000	1,604,963
Clear Channel Communications, Inc.,
PIK
11.000%, 08/01/2016	1,011,255	940,467
Diversey, Inc.
8.250%, 11/15/2019	535,000	573,788
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	820,000	869,200
Exide Technologies
8.625%, 02/01/2018 (S)	710,000	757,925
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	1,450,000	7,250
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)	455,000	441,350
Hillman Group, Inc.
10.875%, 06/01/2018	130,000	144,300
10.875%, 06/01/2018 (S)	100,000	111,000
HRP Myrtle Beach Operations LLC
- 04/01/2012 (H)(S)	1,855,000	0
Hyundai Capital America
3.750%, 04/06/2016 (S)	315,000	309,919
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,640,000	1,656,400
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)	215,000	231,663
11.625%, 12/01/2015	365,000	393,288
Lear Corp., Series B, Escrow Certificates
8.750%, 12/01/2016	1,415,000	31,838
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	520,000	468,000
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	1,515,000	789,694
Mandalay Resort Group
6.375%, 12/15/2011	555,000	561,938
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)	3,075,000	307,500
MGM Resorts International
6.750%, 09/01/2012	5,000	5,100
9.000%, 03/15/2020	70,000	76,738
Midwest Gaming
Borrower LLC/Midwest Finance Corp.
11.625%, 04/15/2016 (S)	170,000	175,525
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	1,875,000	1,415,625
8.000%, 04/01/2012	655,000	584,588
MTR Gaming Group, Inc.
12.625%, 07/15/2014	1,555,000	1,656,075
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014	264,000	257,730
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014	805,996	783,831
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	506,000	523,710
Radio One, Inc., PIK
12.500%, 05/24/2016 (S)	331,581	348,989
Regal Cinemas Corp.
8.625%, 07/15/2019	440,000	472,450

350

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Regal Entertainment Group
9.125%, 08/15/2018		$305,000	$326,350
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018 (S)		565,000	572,063
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		220,000	232,650
Shaw Communications, Inc.
5.500%, 12/07/2020		555,000	571,349
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		955,000	1,029,013
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,590,000	1,788,750
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (S)		1,115,000	1,109,425
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	74,375
Standard Pacific Corp.
8.375%, 05/15/2018		65,000	67,519
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		2,685,000	0
Tenneco, Inc.
6.875%, 12/15/2020		555,000	574,425
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		490,000	548,800
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)		1,765,000	1,817,950
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		2,769,893	1,294,925
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)		1,420,000	1,686,250
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)		415,000	461,688
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		1,105,000	0

			36,543,987
Consumer Staples - 3.27%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,561,000	1,603,909
Arcor
7.250%, 11/09/2017 (S)		$270,000	284,850
B&G Foods, Inc.
7.625%, 01/15/2018		180,000	193,950
Blue Merger Sub, Inc.
7.625%, 02/15/2019 (S)		375,000	380,156
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	399,375
Cosan SA Industria e Comercio
8.250%, 05/15/2011 (Q)(S)		2,890,000	2,890,000
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		230,000	230,238
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		1,180,000	1,212,450
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	546,663
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,857,555
Yankee Candle Company, Inc.
8.500%, 02/15/2015		$90,000	93,375
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017		500,000	531,875

			14,224,396

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 3.78%
Anadarko Petroleum Corp.
6.375%, 09/15/2017		$260,000	$285,806
Atlas Pipeline Partners LP
8.125%, 12/15/2015		360,000	374,625
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		1,345,000	1,518,236
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	931,500
Drummond Company, Inc.
7.375%, 02/15/2016		1,700,000	1,751,000
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		6,903	5,712
Energy Partners, Ltd.
8.250%, 02/15/2018 (S)		385,000	383,075
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018		375,000	391,875
Harvest Operations Corp.
6.875%, 10/01/2017 (S)		80,000	83,000
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021		495,000	494,381
McMoRan Exploration Company
11.875%, 11/15/2014		1,505,000	1,655,500
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		2,570,000	2,852,700
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		200,000	196,500
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	172,208
PHI, Inc.
8.625%, 10/15/2018		1,725,000	1,804,781
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		1,090,000	1,193,550
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		250,000	235,170
Targa Resources Partners LP
8.250%, 07/01/2016		845,000	889,363
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	458,925
Westmoreland Coal
Company/Westmoreland Partners
10.750%, 02/01/2018 (S)		790,000	779,138

			16,457,045
Financials - 18.04%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,330,081
Ameriprise Financial, Inc. (7.518% to
06/01/2016, then 3 month
LIBOR + 2.905%)
06/01/2066		130,000	136,500
Bank of Moscow via BOM Capital PL
6.699%, 03/11/2015 (S)		340,000	359,958
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,621,225
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		$1,685,000	1,676,575
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067		780,000	820,950
Citizens Republic Bancorp Inc
5.750%, 02/01/2013		500,000	436,625

351

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)		$1,020,000	$1,081,200
Continental Trustees Cayman, Ltd.
(7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	510,050
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	247,081
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,731,262
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$330,000	334,950
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		270,000	269,858
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	434,994
Emeralds
0.514%, 08/04/2020 (H)(P)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,455,890
European Bank for Reconstruction &
Development
9.250%, 09/10/2012	BRL	14,810,000	9,060,619
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,171,670
5.375%, 05/20/2014	AUD	3,030,000	3,118,061
7.000%, 01/18/2012	NZD	1,450,000	1,139,420
Export-Import Bank of Korea
6.500%, 01/25/2012	INR	38,100,000	852,989
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	632,278
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	597,795
6.500%, 11/15/2011		1,810,000	1,882,481
7.000%, 10/08/2015		2,800,000	2,945,426
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	1,579,635
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,637,897
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)		$1,885,000	1,663,513
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	202,951
Huntington Bancshares, Inc.
7.000%, 12/15/2020		$260,000	286,632
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,222,325
Inter-American Development Bank,
Series INTL
7.250%, 05/24/2012	NZD	4,665,000	3,721,426
Inter-American Development Bank,
Series MPLE
4.250%, 12/02/2012	CAD	480,000	513,692
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,751,650
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,822,085
5.750%, 05/13/2015	AUD	4,775,000	4,935,958
6.500%, 11/15/2011	NZD	539,000	419,685
7.000%, 10/22/2012	IDR	15,900,000,000	1,823,657

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lancer Finance Company SPV, Ltd.
5.850%, 12/12/2016 (S)		$89,027	$88,869
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,230,000	1,217,700
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066		900,000	893,250
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		316,031	307,340
Longfor Properties Company, Ltd.
9.500%, 04/07/2016 (S)		290,000	290,000
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		1,170,000	1,208,391
MetLife, Inc.
6.400%, 12/15/2036		755,000	727,141
Morgan Stanley & Company, Inc.
11.500%, 10/22/2020 (S)	BRL	2,922,000	1,789,728
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		$175,000	180,250
Realogy Corp.
11.500%, 04/15/2017 (S)		2,030,000	2,095,975
12.000%, 04/15/2017 (S)		2,103,315	2,190,077
Regions Financial Corp.
7.375%, 12/10/2037		275,000	267,438
Royal Bank of Scotland PLC
1.871%, 03/31/2014 (P)	SGD	2,500,000	1,953,471
Standard Chartered Bank
2.220%, 07/05/2013		1,750,000	1,406,997
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	997,425
Synovus Financial Corp.
5.125%, 06/15/2017		230,000	214,300
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,007,710
The South Financial Group, Inc.
1.721%, 09/01/2037 (P)		$170,000	137,700
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	891,475
Wilmington Trust Corp.
8.500%, 04/02/2018		312,000	360,562
XL Group PLC. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
04/15/2017 (Q)		390,000	357,825
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	451,710

			78,558,848
Health Care - 1.26%
Alere, Inc.
8.625%, 10/01/2018		1,410,000	1,492,838
BioScrip, Inc.
10.250%, 10/01/2015		765,000	796,556
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015		1,550,593	1,591,296
Giant Funding Corp.
8.250%, 02/01/2018 (S)		325,000	333,531
HCA, Inc.
9.125%, 11/15/2014		40,000	41,950
LifePoint Hospitals, Inc.
6.625%, 10/01/2020 (S)		160,000	164,000

352

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
PharmaNet Development Group, Inc.
10.875%, 04/15/2017 (S)	$175,000	$192,500
Valeant Pharmaceuticals
International, Inc.
7.000%, 10/01/2020 (S)	580,000	562,600
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (S)	485,000	307,975

		5,483,246
Industrials - 5.67%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)	618,750	668,250
American Railcar Industries, Inc.
7.500%, 03/01/2014	315,000	320,513
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.
9.625%, 03/15/2018	325,000	359,125
Coleman Cable, Inc.
9.000%, 02/15/2018	1,315,000	1,384,038
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	85,000	69,275
Covanta Holding Corp.
7.250%, 12/01/2020	1,385,000	1,449,249
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,401,041	1,446,575
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	1,343,000	1,426,938
12.250%, 03/15/2015 (S)	485,000	543,200
Global Aviation Holdings, Inc.
14.000%, 08/15/2013	1,475,000	1,729,438
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	675,000	735,750
Hawker Beechcraft Acquisition
Company LLC
8.500%, 04/01/2015	690,000	584,775
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	445,000	485,050
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	200,000	220,500
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	375,000	377,813
Niska Gas Storage U.S. LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	560,000	609,000
Nortek, Inc.
10.000%, 12/01/2018 (S)	915,000	985,913
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q)(S)	295,000	298,688
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	130,000	141,050
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	575,000	564,219
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	322,489
Swift Services Holdings, Inc.
10.000%, 11/15/2018 (S)	765,000	830,025
Thermadyne Holdings Corp.
9.000%, 12/15/2017 (S)	435,000	459,469
TransDigm, Inc.
7.750%, 12/15/2018 (S)	815,000	875,106

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Tutor Perini Corp.
7.625%, 11/01/2018 (S)	$1,100,000	$1,133,000
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	986,800	1,129,886
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	830,567	946,846
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	157,000	165,831
12.000%, 11/01/2013 (S)	1,105,000	1,200,306
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	430,000	427,399
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,590,000	1,534,350
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,262,700

		24,686,766
Information Technology - 0.84%
Brightstar Corp.
9.500%, 12/01/2016 (S)	870,000	934,163
CommScope, Inc.
8.250%, 01/15/2019 (S)	330,000	344,850
Equinix, Inc.
8.125%, 03/01/2018	730,000	790,225
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	120,725
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	147,825
Vangent, Inc.
9.625%, 02/15/2015	1,325,000	1,318,375

		3,656,163
Materials - 6.04%
ABI Escrow Corp.
10.250%, 10/15/2018 (S)	1,280,000	1,414,400
American Pacific Corp.
9.000%, 02/01/2015	2,630,000	2,560,963
APERAM
7.750%, 04/01/2018 (S)	430,000	438,600
Ball Corp.
6.750%, 09/15/2020	110,000	114,950
Berry Plastics Corp.
8.250%, 11/15/2015	875,000	928,594
9.750%, 01/15/2021 (S)	470,000	465,300
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	235,000	254,975
7.375%, 10/04/2015 (Q)(S)	410,000	412,050
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,375
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)	400,000	394,191
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)	665,000	658,350
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	804,830
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	495,000	495,000
Ferro Corp.
7.875%, 08/15/2018	590,000	625,400
Graham Packaging
Company LP/GPC Capital Corp. I
8.250%, 01/01/2017 to 10/01/2018	585,000	627,413
9.875%, 10/15/2014	590,000	609,913
Grupo Papelero Scribe SA
8.875%, 04/07/2020 (S)	285,000	265,050

353

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		$1,200,000	$1,190,028
Mercer International, Inc.
9.500%, 12/01/2017 (S)		610,000	667,950
Metinvest BV
8.750%, 02/14/2018 (S)		950,000	983,250
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		1,540,000	1,588,125
NewPage Corp.
11.375%, 12/31/2014		2,005,000	2,007,506
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	476,869
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		315,000	362,250
Polymer Group, Inc.
7.750%, 02/01/2019 (S)		155,000	159,844
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)		1,500,000	150
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)		2,770,000	2,963,900
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)		950,000	864,500
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)		1,230,000	1,205,400
U.S. Corrugated, Inc.
10.000%, 06/12/2013		785,000	769,300
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	302,007
Verso Paper
Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (S)		850,000	884,000
11.500%, 07/01/2014		716,000	782,230

			26,303,663
Telecommunication Services - 3.32%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		790,000	803,825
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	56,400
9.000%, 09/22/2019 (S)		2,125,000	2,040,000
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		950,000	1,014,125
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		680,000	666,400
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		295,000	307,243
Digicel, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,187,200
Frontier Communications Corp.
8.500%, 04/15/2020		235,000	254,681
GXS Worldwide, Inc.
9.750%, 06/15/2015		825,000	839,438
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		1,495,000	1,633,288
Level 3 Financing, Inc.
10.000%, 02/01/2018		630,000	630,788
NII Capital Corp.
8.875%, 12/15/2019		445,000	489,500
SBA Tower Trust
5.101%, 04/15/2017 (S)		275,000	281,875
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	809,562
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	1,154,169

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
West Corp.
11.000%, 10/15/2016	$1,760,000	$1,892,000
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	380,000	397,100

		14,457,594
Utilities - 0.66%
AES Andres Dominicana/Itabo
Dominicana
9.500%, 11/12/2020 (S)	1,180,000	1,256,700
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	555,000	570,263
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	1,070,000	1,037,900

		2,864,863

TOTAL CORPORATE BONDS (Cost $214,011,274)		$223,236,571

CONVERTIBLE BONDS - 2.67%
Consumer Discretionary - 0.82%
D.R. Horton, Inc.
2.000%, 05/15/2014	260,000	296,400
Ford Motor Company
4.250%, 11/15/2016	155,000	280,938
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	2,265,000	3,001,125

		3,578,463
Consumer Staples - 0.11%
Alliance One International, Inc.
5.500%, 07/15/2014	440,000	471,900
Energy - 0.22%
Chesapeake Energy Corp.
2.500%, 05/15/2037	260,000	282,425
James River Coal Company
3.125%, 03/15/2018 (S)	405,000	427,093
Newpark Resources, Inc.
4.000%, 10/01/2017	250,000	259,375

		968,893
Financials - 0.47%
Ares Capital Corp.
5.750%, 02/01/2016 (S)	1,130,000	1,204,863
MF Global Holdings, Ltd.
1.875%, 02/01/2016	225,000	230,906
Old Republic International Corp.
3.750%, 03/15/2018	620,000	625,425

		2,061,194
Health Care - 0.28%
Dendreon Corp.
2.875%, 01/15/2016	971,000	1,021,978
Gilead Sciences, Inc.
1.000%, 05/01/2014 (S)	65,000	72,963
Teleflex, Inc.
3.875%, 08/01/2017	95,000	106,994

		1,201,935
Industrials - 0.28%
United Continental Holdings, Inc.
4.500%, 06/30/2021	1,210,000	1,226,698
Materials - 0.04%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	160,000	162,200

354

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.45%
Clearwire
Communications LLC/Clearwire
Finance, Inc.
8.250%, 12/01/2040 (S)	$1,785,000	$1,965,731

TOTAL CONVERTIBLE BONDS (Cost $9,144,600)		$11,637,014

MUNICIPAL BONDS - 3.51%
California - 0.63%
Bay Area Toll Authority
7.043%, 04/01/2050	150,000	154,547
City of Long Beach
7.282%, 11/01/2030	170,000	161,379
County of Siskiyou
6.100%, 06/01/2037	355,000	331,119
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033	705,000	729,012
Los Angeles Department of Water &
Power
6.603%, 07/01/2050	715,000	748,433
Modesto Irrigation District Financing
Authority
7.204%, 10/01/2040	465,000	473,258
San Diego County Regional Airport
Authority
6.628%, 07/01/2040	160,000	158,104

		2,755,852
District of Columbia - 0.19%
District of Columbia Water & Sewer
Authority
5.522%, 10/01/2044	615,000	593,438
Metropolitan Washington Airports
Authority, Series D
8.000%, 10/01/2047	240,000	231,583

		825,021
Florida - 0.27%
County of Sarasota
7.401%, 10/01/2040	1,090,000	1,177,244
Georgia - 0.18%
Municipal Electric Authority of Georgia
7.055%, 04/01/2057	830,000	773,485
Hawaii - 0.06%
University of Hawaii
6.034%, 10/01/2040	245,000	244,799
Illinois - 0.25%
City of Chicago
7.168%, 01/01/2041	385,000	382,501
Northern Illinois Municipal Power
Agency
7.820%, 01/01/2040	650,000	719,323

		1,101,824
Massachusetts - 0.04%
Commonwealth of Massachusetts
5.731%, 06/01/2040	170,000	174,656
Michigan - 0.10%
County of Wayne
10.000%, 12/01/2040	425,000	444,975
Nevada - 0.02%
County of Clark
6.000%, 07/01/2028	70,000	69,031

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey - 0.20%
New Jersey Transportation Trust Fund
Authority
6.104%, 12/15/2028	$870,000	$860,082
New York - 0.32%
City of New York
5.517%, 10/01/2037	620,000	584,424
6.271%, 12/01/2037	425,000	444,253
Port Authority of New York & New
Jersey
5.647%, 11/01/2040	385,000	370,385

		1,399,062
Ohio - 0.39%
American Municipal Power-Ohio, Inc.
5.939%, 02/15/2047	810,000	709,268
8.084%, 02/15/2050	855,000	976,880

		1,686,148
Oklahoma - 0.17%
Grand River Dam Authority
7.155%, 06/01/2040	730,000	744,950
Pennsylvania - 0.14%
Pennsylvania Turnpike Commission
5.511%, 12/01/2045	675,000	594,270
Texas - 0.34%
City of San Antonio
5.808%, 02/01/2041	750,000	743,415
Dallas Area Rapid Transit
5.022%, 12/01/2048	465,000	412,078
Dallas-Fort Worth International Airport
Facilities Improvement
7.000%, 01/01/2016	350,000	348,695

		1,504,188
Virginia - 0.17%
Virginia Resources Authority
6.290%, 11/01/2040	745,000	764,892
Washington - 0.04%
Washington State Convention Center
Public Facilities District
6.790%, 07/01/2040	185,000	180,839

TOTAL MUNICIPAL BONDS (Cost $15,254,602)		$15,301,318

TERM LOANS (M) - 4.84%
Consumer Discretionary - 1.86%
CCM Merger, Inc.
7.000%, 03/01/2017	275,000	278,266
Clear Channel Communications, Inc.
3.896%, 01/28/2016	1,205,032	1,059,592
Dex Media West, Inc.
7.000%, 10/24/2014	869,062	770,026
Harrah’s Operating Company, Inc.
3.303%, 01/28/2015	1,850,000	1,710,961
Kalispel Tribal Economic Authority
6.057%, 02/22/2017	1,100,000	1,078,000
Las Vegas Sands LLC
11/23/2016 (T)	541,222	527,015
11/23/2016 (T)	107,319	104,502
Michaels Stores, Inc.
2.584%, 10/31/2013	1,463,684	1,448,641
Travelport LLC
08/21/2015 (T)	570,175	563,315

355

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Vertis, Inc.
12.000%, 12/31/2015	$555,000	$543,900

		8,084,218
Energy - 0.36%
Alpha Natural Resources, Inc.
01/27/2012 (T)	1,585,000	1,585,000
Financials - 0.13%
Realogy Corp.
10/10/2013 (T)	532,881	503,572
10/10/2013 (T)	67,119	63,428

		567,000
Health Care - 0.55%
Cardinal Health, Inc.
2.496%, 04/10/2014	1,828,193	1,769,540
Community Health Systems, Inc.
2.561%, 07/25/2014	610,628	603,754
2.561%, 07/25/2014	39,276	38,833

		2,412,127
Industrials - 0.98%
Bourland & Leverich Supply
Company LLC
11.000%, 08/13/2015	121,875	124,313
Delta Airlines, Inc.
3.506%, 04/30/2014	1,639,227	1,616,432
Hawker Beechcraft
Acquisition Company LLC
2.263%, 03/26/2014	658,549	578,288
2.303%, 03/26/2014	40,723	35,760
US Airways Group, Inc.
2.753%, 03/21/2014	2,086,970	1,899,516

		4,254,309
Information Technology - 0.15%
First Data Corp.
3.002%, 09/24/2014	700,000	670,141
Materials - 0.22%
Consolidated Container Company LLC
5.750%, 09/28/2014	1,100,000	958,375
Telecommunication Services - 0.37%
Intelsat Jackson Holdings SA
3.303%, 02/02/2014	700,000	685,563
5.250%, 04/02/2018	905,000	910,085

		1,595,648
Utilities - 0.22%
Texas Competitive Electric Holdings
Company LLC
10/10/2014 (T)	1,150,000	967,848

TOTAL TERM LOANS (Cost $20,107,952)		$21,094,666

CAPITAL PREFERRED SECURITIES - 0.73%
Financials - 0.73%
BB&T Capital Trust IV (6.820% to
06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month
LIBOR + 2.108%)
06/12/2057	395,000	393,025
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	395,000	384,631

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033	150,000	$127,125
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/01/2066	665,000	648,375
The South Financial Group, Inc. (1.630%
to 12/15/2012, then 1 month
LIBOR + 1.320%)
09/15/2037	300,000	243,000
Wachovia Capital Trust III
5.570%, 06/17/2011 (Q)	1,500,000	1,376,250

		3,172,406

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,006,656)		$3,172,406

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.46%
Commercial & Residential - 4.26%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.361%, 12/25/2046	$15,197,586	$1,021,211
American Tower Trust, Series 2007-1A,
Class C
5.615%, 04/15/2037 (S)	260,000	274,682
Bear Stearns Alt-A Trust,,
Series 2004-13, Class A1
0.990%, 11/25/2034 (P)	1,234,359	1,128,232
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.660%, 09/20/2046	14,672,616	972,061
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 IO
2.516%, 03/19/2045 (P)	35,882,722	1,517,775
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A,
Class G
7.874%, 05/15/2037 (S)	870,000	896,776
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.772%, 09/25/2035 (P)	1,161,703	1,064,318
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	15,127,764	96,213
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	18,490,960	121,116
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	22,097,257	121,314
Series 2005-8, Class 1X IO,
2.401%, 09/19/2035 (P)	9,930,886	526,986
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.913%, 10/25/2036	27,912,178	1,256,048
Series 2005-AR18, Class 1X IO,
2.225%, 10/25/2036	27,342,371	1,230,407
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.659%, 10/25/2034 (P)	644,034	599,368
Series 2004-9, Class 1A,
5.974%, 11/25/2034 (P)	2,536,437	2,588,059

356

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.850%, 04/25/2045 (P)		$3,392,982	$551,180
Series 2005-AR13, Class B1,
0.850%, 10/25/2045 (P)		2,092,842	371,850
Series 2005-AR13, Class X IO,
1.557%, 10/25/2045		84,066,157	4,206,670
U.S. Government Agency - 0.20%
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039		1,009,912	230,135
Series 402, Class 3 IO,
4.000%, 11/25/2039		910,825	213,875
Series 398, Class C3 IO,
4.500%, 05/25/2039		835,155	178,342
Series 402, Class 7 IO,
4.500%, 11/25/2039		1,141,755	261,174

			883,526

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,141,419)			$19,427,792

ASSET BACKED SECURITIES - 0.62%
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)		900,000	915,750
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)		1,000,000	1,017,500
Ford Auto Securitization Trust,
Series 2010-R3A, Class A1
1.926%, 06/15/2013 (S)	CAD	729,051	752,724

TOTAL ASSET BACKED SECURITIES (Cost $2,451,273)			$2,685,974

COMMON STOCKS - 3.51%
Consumer Discretionary - 1.34%
Charter
Communications, Inc., Class A (I)		108,651	$5,501,000
Dex One Corp. (I)		6,463	31,281
Greektown Superholdings, Inc. (I)		269	23,960
Lear Corp.		44	2,150
SuperMedia, Inc. (I)		16,551	103,278
Vertis Holdings, Inc. (I)		8,371	165,076

			5,826,745
Financials - 1.91%
Ameris Bancorp (I)		5,721	58,125
Apollo Investment Corp.		78,506	946,782
Ares Capital Corp.		114,785	1,939,867
Capitol Federal Financial, Inc.		17,165	193,450
Chimera Investment Corp.		103,775	410,949
Homburg Canada Real
Estate Investment Trust (I)		214,087	2,689,613
Invesco Mortgage Capital, Inc.		28,224	616,694
MFA Financial, Inc.		51,565	422,833
Plum Creek Timber Company, Inc.		11,129	485,336
Weyerhaeuser Company		22,945	564,447

			8,328,096
Health Care - 0.22%
Johnson & Johnson		13,285	787,136
Laboratory Corp. of
America Holdings (I)		1,914	176,337

			963,473

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.04%
Chunghwa Telecom Company, Ltd., ADR	5,473	$170,539

TOTAL COMMON STOCKS (Cost $13,295,274)		$15,288,853

PREFERRED SECURITIES - 3.54%
Consumer Discretionary - 0.29%
General Motors Company	14,932	719,722
Greektown
Superholdings, Inc., Series A (I)	6,111	544,307

		1,264,029
Energy - 0.17%
Apache Corp., Series D	10,325	731,630
Financials - 3.08%
Bank of America Corp.	3,500	3,538,465
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	7,250	198,650
Citigroup, Inc.	14,530	1,838,045
FelCor Lodging Trust, Inc., Series A	14,146	382,932
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	21,225	541,238
Metlife, Inc.	36,643	3,109,159
Wells Fargo & Company	2,490	2,577,648
Zions Bancorporation, Series C	46,200	1,210,440

		13,396,577

TOTAL PREFERRED SECURITIES (Cost $14,328,156)		$15,392,236

OPTIONS PURCHASED - 0.34%
- 0.15%
Over the Counter Purchase Call on the
AUD vs. USD (Expiration Date:
07/05/2011; Strike Price $1.05;
Counterparty: Royal Bank
of Scotland) (I)	50,000,000	646,572
Put Options - 0.19%
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
05/19/2011; Strike Price $1.10;
Counterparty: RBC
Dominion Securities) (I)	3,900,000	945
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
09/30/2011; Strike Price $1.28;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	25,600,000	242,458
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
04/07/2011; Strike Price $1.49;
Counterparty: UBS Securities, Inc.) (I)	25,000,000	1,965
Over the Counter Purchase Put on the
JPY vs. USD (Expiration Date:
09/28/2011; Strike Price $87;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	20,000,000	336,100
Over the Counter Purchase Put on the
USD vs. CAD (Expiration Date:
09/30/2011; Strike Price $0.94;
Counterparty: Goldman Sachs
& Company) (I)	22,000,000	245,366

		826,834

TOTAL OPTIONS PURCHASED (Cost $2,148,682)		$1,473,406

357

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.56%
Repurchase Agreement - 0.56%
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at
$2,451,771 on 04/01/2011,
collateralized by $2,470,000 Federal
Home Loan Mortgage Corp., 0.010%
due 09/30/2011 (valued at $2,466,913,
including interest) and $35,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $35,383,
including interest)	$2,451,770	$2,451,770

TOTAL SHORT-TERM INVESTMENTS (Cost $2,451,770)		$2,451,770

Total Investments (Strategic Income Opportunities Trust)
(Cost $404,102,838) - 99.16%		$431,778,277
Other assets and liabilities, net - 0.84%		3,676,973

TOTAL NET ASSETS - 100.00%		$435,455,250

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 69.39%
U.S. Government - 32.19%
U.S. Treasury Bonds
3.500%, 02/15/2039	$740,000	$619,865
3.875%, 08/15/2040	5,000,000	4,471,095
4.250%, 05/15/2039 to 11/15/2040	9,000,000	8,611,097
4.375%, 02/15/2038 to 05/15/2040	13,847,000	13,545,686
4.500%, 05/15/2038	7,845,000	7,862,164
4.625%, 02/15/2040	2,200,000	2,241,593
5.250%, 02/15/2029	12,270,000	13,805,663
5.375%, 02/15/2031	880,000	1,005,400
6.250%, 08/15/2023	7,800,000	9,675,658
7.875%, 02/15/2021	2,300,000	3,164,657
8.125%, 08/15/2021	1,400,000	1,964,813
9.250%, 02/15/2016	2,150,000	2,858,829
U.S. Treasury Notes
0.375%, 08/31/2012	6,100,000	6,086,897
0.500%, 11/30/2012	34,000,000	33,908,370
0.625%, 07/31/2012	6,000,000	6,011,280
0.750%, 08/15/2013 to 09/15/2013	24,000,000	23,847,509
0.875%, 02/29/2012	13,950,000	14,022,540
1.125%, 12/15/2012	23,500,000	23,670,751
1.250%, 08/31/2015	5,000,000	4,839,454
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,611,168
1.500%, 07/15/2012	8,400,000	8,512,216
1.750%, 01/31/2014 to 07/31/2015	30,320,000	30,486,482
1.875%, 02/28/2014 (L)	13,890,000	14,134,158
1.875%, 06/30/2015 to 08/31/2017	4,400,000	4,289,406
2.000%, 11/30/2013	4,795,000	4,902,513
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,084,020
2.250%, 11/30/2017 (L)	14,000,000	13,506,724
2.375%, 09/30/2014	15,900,000	16,342,211
2.375%, 02/28/2015 (L)	11,000,000	11,254,430
2.500%, 04/30/2015	8,800,000	9,028,941
2.625%, 12/31/2014 to 08/15/2020	36,500,000	37,488,835
2.625%, 11/15/2020 (L)	15,000,000	13,976,954
2.750%, 10/31/2013	25,730,000	26,823,525
2.750%, 02/15/2019 (L)	14,200,000	13,853,875

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.000%, 09/30/2016	$19,420,000	$19,973,781
3.375%, 11/15/2019 (L)	2,100,000	2,120,178
3.500%, 05/15/2020	2,300,000	2,328,037
3.625%, 02/15/2020 (L)	22,100,000	22,668,036
3.750%, 11/15/2018	7,236,000	7,593,278
4.250%, 11/15/2017	9,300,000	10,124,650
4.750%, 05/15/2014	800,000	884,313

		486,201,052
U.S. Government Agency - 37.20%
Federal Farm Credit Bank
3.875%, 10/07/2013	1,700,000	1,813,183
4.875%, 12/16/2015	1,800,000	2,009,162
Federal Home Loan Bank
1.625%, 07/27/2011	4,900,000	4,924,064
3.875%, 06/14/2013	6,400,000	6,795,405
5.000%, 11/17/2017	9,090,000	10,181,326
Federal Home Loan Mortgage Corp.
3.750%, 06/28/2013	4,000,000	4,248,076
3.875%, 06/29/2011	6,000,000	6,055,338
4.000%, 02/01/2024 to 12/01/2040	24,409,596	24,303,922
4.125%, 09/27/2013	5,500,000	5,898,046
4.500%, 07/01/2018 to 07/01/2040	35,295,369	36,062,502
5.000%, 11/01/2022 to 10/01/2040	30,305,450	31,739,880
5.500%, 08/23/2017 to 01/01/2039	28,936,968	31,076,447
5.779%, 02/01/2037 (P)	373,169	396,026
5.806%, 08/01/2037 (P)	575,336	615,430
6.000%, 06/15/2011 to 10/01/2038	19,778,682	21,253,312
6.250%, 07/15/2032	570,000	693,863
6.500%, 08/01/2037 to 09/01/2038	2,715,040	3,034,471
6.750%, 09/15/2029	2,900,000	3,688,925
7.000%, 11/01/2037 to 10/01/2038	1,309,037	1,489,345
Federal National Mortgage Association
0.375%, 12/28/2012	13,300,000	13,179,914
1.375%, 04/28/2011	3,400,000	3,403,301
2.111%, 01/01/2035 (P)	1,474,065	1,524,552
3.250%, 04/09/2013	4,000,000	4,193,208
3.500%, 12/01/2025	8,108,451	8,128,736
3.667%, 04/01/2036 (P)	1,212,352	1,265,154
3.875%, 07/12/2013	6,000,000	6,385,710
4.000%, 03/01/2024 to 01/01/2041	37,575,092	37,529,613
4.375%, 10/15/2015	4,850,000	5,284,681
4.500%, TBA	5,500,000	5,588,423
4.500%, 06/01/2018 to 03/01/2041	51,843,260	53,022,925
4.946%, 07/01/2034 (P)	1,328,720	1,410,520
5.000%, TBA	4,600,000	4,806,126
5.000%, 06/01/2018 to 08/01/2040	35,470,856	37,216,252
5.049%, 09/01/2037 (P)	1,262,010	1,325,662
5.232%, 05/01/2036 (P)	466,838	492,517
5.421%, 04/01/2036 (P)	222,557	235,069
5.500%, TBA	5,000,000	5,342,590
5.500%, 08/01/2017 to 11/01/2038	38,783,411	41,618,923
5.606%, 04/01/2037 (P)	1,218,724	1,293,371
6.000%, 08/01/2023 to 10/01/2038	22,456,423	24,480,349
6.125%, 03/15/2012	1,275,000	1,344,417
6.235%, 10/01/2037 (P)	1,143,796	1,223,504
6.500%, 07/01/2036 to 10/01/2038	6,277,562	7,045,642
7.000%, 10/01/2038	1,310,718	1,494,788
7.250%, 05/15/2030	2,600,000	3,504,662
Government National Mortgage Association
4.000%, 07/15/2039 to 12/20/2040	9,137,967	9,135,118
4.500%, 06/15/2023 to 10/20/2040	32,781,989	33,815,654
5.000%, 10/15/2023 to 07/20/2040	25,303,534	26,862,962

358

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.500%, 08/15/2023 to 09/20/2039	$10,050,501	$10,876,068
6.000%, 07/20/2037 to 10/15/2038	6,411,519	7,028,760
6.500%, 09/20/2037 to 12/15/2038	1,820,130	2,041,600
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	601,199
4.500%, 04/01/2018	820,000	885,217
6.750%, 11/01/2025	1,035,000	1,298,409
8.600%, 09/26/2019	525,000	720,998

		561,885,317

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,032,052,384)		$1,048,086,369

FOREIGN GOVERNMENT
OBLIGATIONS - 1.45%
Austria - 0.04%
Government of Austria
5.000%, 05/19/2014 (S)	540,000	591,760
Brazil - 0.27%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,572,650
6.000%, 01/17/2017	890,000	997,690
7.125%, 01/20/2037	1,280,000	1,513,600

		4,083,940
Canada - 0.38%
Export Development Canada
3.500%, 05/16/2013	475,000	499,447
Government of Canada
2.375%, 09/10/2014	240,000	245,835
Hydro-Quebec
6.300%, 05/11/2011	600,000	603,679
8.400%, 01/15/2022	150,000	203,302
Province of British Columbia
6.500%, 01/15/2026	390,000	472,552
Province of Manitoba
5.000%, 02/15/2012	240,000	249,089
Province of New Brunswick
5.200%, 02/21/2017	300,000	334,799
Province of Nova Scotia
5.125%, 01/26/2017	370,000	410,776
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,198,277
Province of Quebec
7.500%, 07/15/2023 to 09/15/2029	920,000	1,219,928
Province of Saskatchewan
8.000%, 02/01/2013	240,000	267,967

		5,705,651
Chile - 0.03%
Republic of Chile
3.875%, 08/05/2020	450,000	438,188
Croatia - 0.01%
Republic of Croatia
6.375%, 03/24/2021 (S)	200,000	200,250
Israel - 0.06%
Government of Israel
5.125%, 03/26/2019	440,000	463,676
5.500%, 09/18/2023	380,000	425,554

		889,230

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.12%
Republic of Italy
4.500%, 01/21/2015	$500,000	$525,534
6.875%, 09/27/2023	1,210,000	1,357,111

		1,882,645
Japan - 0.03%
Development Bank of Japan
5.125%, 02/01/2017	200,000	221,527
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	200,000	217,189

		438,716
Lithuania - 0.02%
Republic of Lithuania
5.125%, 09/14/2017 (S)	300,000	300,642
Mexico - 0.22%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,807,426
6.050%, 01/11/2040	460,000	473,800

		3,281,226
Norway - 0.03%
Eksportfinans ASA
5.500%, 06/26/2017	440,000	491,685
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	510,000	572,475
Peru - 0.07%
Republic of Peru
7.125%, 03/30/2019	910,000	1,073,800
South Africa - 0.05%
Republic of South Africa
5.500%, 03/09/2020	640,000	677,600
Sweden - 0.08%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	928,901
4.875%, 09/29/2011	335,000	342,248

		1,271,149

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,999,303)		$21,898,957

CORPORATE BONDS - 22.60%
Consumer Discretionary - 1.27%
Best Buy Company, Inc.
5.500%, 03/15/2021	590,000	578,041
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	420,000	553,401
CBS Corp.
4.300%, 02/15/2021	300,000	283,121
8.875%, 05/15/2019	445,000	558,111
Comcast Corp.
5.700%, 07/01/2019	460,000	497,944
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,142,786
DaimlerChrysler North America LLC
5.750%, 09/08/2011	295,000	301,419
DIRECTV Holdings LLC / DIRECTV
Financing Company, Inc.
5.200%, 03/15/2020	440,000	452,664
6.375%, 03/01/2041	590,000	593,341
7.625%, 05/15/2016	950,000	1,047,375
Discovery Communications LLC
5.625%, 08/15/2019	380,000	410,868

359

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Family Dollar Stores, Inc.
5.000%, 02/01/2021	$490,000	$480,652
Grupo Televisa SA
6.625%, 01/15/2040	330,000	349,506
Hasbro, Inc.
6.350%, 03/15/2040	220,000	220,570
Home Depot, Inc.
5.400%, 03/01/2016	100,000	110,389
5.875%, 12/16/2036	420,000	417,477
Johnson Controls, Inc.
5.700%, 03/01/2041	300,000	300,382
Lowe’s Companies, Inc.
6.100%, 09/15/2017	985,000	1,124,132
McDonald’s Corp.
5.000%, 02/01/2019	328,000	357,240
News America, Inc.
6.650%, 11/15/2037	525,000	550,617
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	500,000	493,792
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	652,306
Target Corp.
6.500%, 10/15/2037	500,000	562,121
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	516,084
The Walt Disney Company
5.625%, 09/15/2016	500,000	568,940
Time Warner Cable, Inc.
4.125%, 02/15/2021	480,000	447,947
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,222,043
7.570%, 02/01/2024	480,000	571,973
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,185,780
Time Warner, Inc.
7.625%, 04/15/2031	110,000	126,810
Toll Brothers Finance Corp.
6.750%, 11/01/2019	220,000	226,907
Viacom, Inc.
4.250%, 09/15/2015	220,000	229,496
4.500%, 03/01/2021	1,050,000	1,024,546
Vivendi SA
5.750%, 04/04/2013 (S)	305,000	327,334
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	530,000	521,633
Yum! Brands, Inc.
6.250%, 03/15/2018	190,000	212,917

		19,220,665
Consumer Staples - 1.64%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	311,380
8.500%, 11/10/2013	465,000	541,900
9.250%, 08/06/2019	955,000	1,244,807
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	670,000	790,386
7.750%, 01/15/2019	450,000	552,899
Bacardi, Ltd.
8.200%, 04/01/2019 (S)	620,000	773,931
Bottling Group LLC
5.125%, 01/15/2019	450,000	492,233
Brown-Forman Corp.
2.500%, 01/15/2016	500,000	493,759
5.000%, 02/01/2014	450,000	488,391

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	$500,000	$500,356
8.500%, 06/15/2019	300,000	355,806
Campbell Soup Company
4.500%, 02/15/2019	600,000	627,151
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	571,899
Clorox Company
5.950%, 10/15/2017	390,000	433,709
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	81,503
7.000%, 04/15/2019	300,000	339,905
9.750%, 03/01/2021	222,000	294,307
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	506,104
6.600%, 03/15/2019	370,000	423,874
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	446,811	533,899
Diageo Capital PLC
4.828%, 07/15/2020	717,000	740,031
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	1,000,000	989,836
General Mills, Inc.
5.650%, 02/15/2019	450,000	498,122
Kellogg Company
4.150%, 11/15/2019	220,000	220,625
Kimberly-Clark Corp.
3.875%, 03/01/2021	500,000	492,879
7.500%, 11/01/2018	330,000	411,243
Kraft Foods, Inc.
4.125%, 02/09/2016	1,000,000	1,035,714
6.125%, 02/01/2018	650,000	725,446
6.750%, 02/19/2014	1,080,000	1,217,443
6.875%, 02/01/2038	280,000	310,430
Mead Johnson Nutrition Company
4.900%, 11/01/2019	220,000	227,460
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	443,233
7.900%, 11/01/2018	67,000	84,919
Philip Morris International, Inc.
4.500%, 03/26/2020	600,000	615,596
6.875%, 03/17/2014	390,000	447,250
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	470,000	482,458
SABMiller PLC
6.500%, 07/15/2018 (S)	310,000	358,043
Safeway, Inc.
6.250%, 03/15/2014	315,000	348,005
6.350%, 08/15/2017	520,000	580,564
Sysco Corp.
5.375%, 03/17/2019	300,000	329,792
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	322,504
Tesco PLC
6.150%, 11/15/2037 (S)	235,000	257,108
The Coca-Cola Company
3.150%, 11/15/2020	480,000	445,875
The Kroger Company
3.900%, 10/01/2015	220,000	227,976
6.400%, 08/15/2017	500,000	574,556
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	466,881
6.200%, 04/15/2038	585,000	642,262
7.550%, 02/15/2030	300,000	381,575

360

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Walgreen Company
5.250%, 01/15/2019	$450,000	$494,088

		24,730,113
Energy - 2.63%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	400,000	399,484
Apache Corp.
3.625%, 02/01/2021	500,000	472,362
6.000%, 09/15/2013	295,000	326,107
BG Energy Capital PLC
4.000%, 12/09/2020 (S)	620,000	600,595
Boardwalk Pipelines LP
5.750%, 09/15/2019	380,000	403,725
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	2,075,398
4.500%, 10/01/2020	1,000,000	990,842
5.250%, 11/07/2013	270,000	291,782
Buckeye Partners LP
4.875%, 02/01/2021	500,000	495,906
Cameron International Corp.
7.000%, 07/15/2038	340,000	391,903
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	473,480
Cenovus Energy, Inc.
5.700%, 10/15/2019	220,000	243,945
Chevron Corp.
4.950%, 03/03/2019	440,000	484,819
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	500,000	487,052
ConocoPhillips
5.750%, 02/01/2019	455,000	514,282
DCP Midstream LLC
9.700%, 12/01/2013 (S)	390,000	459,018
9.750%, 03/15/2019 (S)	475,000	611,657
Devon Financing Corp. ULC
6.875%, 09/30/2011	400,000	412,224
7.875%, 09/30/2031	260,000	333,808
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	600,000	657,854
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	587,978
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	692,115
EnCana Corp.
6.500%, 08/15/2034	530,000	566,907
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	565,582
Ensco PLC
4.700%, 03/15/2021	590,000	584,902
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	312,082
6.650%, 04/15/2018	165,000	187,640
6.875%, 03/01/2033	250,000	273,867
9.750%, 01/31/2014	265,000	317,297
EOG Resources, Inc.
4.100%, 02/01/2021	480,000	464,126
GlobalSantaFe Corp.
5.000%, 02/15/2013	425,000	445,602
Halliburton Company
6.150%, 09/15/2019	720,000	826,098
Hess Corp.
8.125%, 02/15/2019	440,000	551,645
Kerr-McGee Corp.
6.950%, 07/01/2024	530,000	585,206

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	$240,000	$264,465
5.850%, 09/15/2012	415,000	441,195
6.375%, 03/01/2041	590,000	595,093
6.500%, 09/01/2039	280,000	286,966
6.850%, 02/15/2020	500,000	572,073
7.300%, 08/15/2033	90,000	100,474
9.000%, 02/01/2019	265,000	335,903
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	398,581
Marathon Oil Corp.
6.000%, 10/01/2017	143,000	160,706
Marathon Petroleum Corp.
5.125%, 03/01/2021 (S)	500,000	503,216
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	566,521
Nexen, Inc.
6.200%, 07/30/2019	780,000	861,430
Noble Energy, Inc.
6.000%, 03/01/2041	300,000	301,061
Noble Holding International, Ltd.
6.050%, 03/01/2041	490,000	487,016
7.375%, 03/15/2014	370,000	421,533
Occidental Petroleum Corp.
4.100%, 02/01/2021	500,000	494,428
ONEOK Partners LP
6.650%, 10/01/2036	363,000	385,042
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	230,550
7.375%, 12/15/2014	350,000	398,260
Petro-Canada
5.950%, 05/15/2035	315,000	317,637
6.050%, 05/15/2018	500,000	562,213
Petrobras International Finance Company
8.375%, 12/10/2018	825,000	993,673
Petroleos Mexicanos
4.875%, 03/15/2015	700,000	745,500
5.500%, 01/21/2021	500,000	507,500
Plains All American Pipeline LP /
PAA Finance Corp.
5.000%, 02/01/2021	1,000,000	1,001,431
8.750%, 05/01/2019	300,000	374,861
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	425,104
Shell International Finance BV
6.375%, 12/15/2038	875,000	988,014
Statoil ASA
3.125%, 08/17/2017	220,000	217,177
Talisman Energy, Inc.
3.750%, 02/01/2021	480,000	445,862
6.250%, 02/01/2038	235,000	246,835
7.750%, 06/01/2019	300,000	365,689
Texas Eastern Transmission LP
4.125%, 12/01/2020 (S)	500,000	482,763
6.000%, 09/15/2017 (S)	190,000	210,730
The Williams Companies, Inc.
7.875%, 09/01/2021	490,000	609,055
Tosco Corp.
8.125%, 02/15/2030	543,000	693,919
Total Capital SA
3.125%, 10/02/2015	220,000	224,491
4.125%, 01/28/2021	400,000	396,318
4.250%, 12/15/2021	430,000	429,245
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	640,449

361

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc.
6.800%, 03/15/2038	$460,000	$483,216
Valero Energy Corp.
6.125%, 06/15/2017	475,000	524,610
7.500%, 04/15/2032	480,000	528,731
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	460,963
6.000%, 03/15/2018	355,000	383,437
Williams Partners LP
5.250%, 03/15/2020	610,000	635,610

		39,786,836
Financials - 9.75%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	233,327
African Development Bank
6.875%, 10/15/2015	210,000	244,307
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	390,000	434,343
AMB Property LP
6.300%, 06/01/2013	300,000	322,727
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,065,684
6.000%, 09/13/2017	925,000	1,023,573
American Express Company
8.125%, 05/20/2019	490,000	610,601
American Express Credit Corp.
2.750%, 09/15/2015	300,000	294,092
7.300%, 08/20/2013	380,000	424,621
American International Group, Inc.
5.450%, 05/18/2017	900,000	922,501
Asian Development Bank
5.593%, 07/16/2018	680,000	770,968
AXA SA
8.600%, 12/15/2030	290,000	342,826
Bank of America Corp.
2.100%, 04/30/2012	900,000	916,428
3.125%, 06/15/2012	525,000	541,230
3.625%, 03/17/2016	500,000	492,076
4.500%, 04/01/2015	220,000	228,118
5.420%, 03/15/2017	499,000	508,886
5.875%, 01/05/2021	500,000	521,315
6.500%, 08/01/2016	470,000	519,331
7.375%, 05/15/2014	250,000	282,093
Barclays Bank PLC
5.125%, 01/08/2020	550,000	558,734
5.140%, 10/14/2020	600,000	567,121
5.200%, 07/10/2014	330,000	356,337
5.450%, 09/12/2012	450,000	477,077
BB&T Corp.
5.200%, 12/23/2015	450,000	482,503
5.700%, 04/30/2014	600,000	661,930
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	490,000	489,043
5.400%, 05/15/2018	450,000	494,609
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	853,218
BNP Paribas
3.250%, 03/11/2015	950,000	957,964
Boston Properties LP
4.125%, 05/15/2021	480,000	455,790
BRE Properties, Inc.
5.200%, 03/15/2021	465,000	471,947

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	$490,000	$451,076
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/2015 (S)	300,000	292,478
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	753,487
Capital One Financial Corp.
5.700%, 09/15/2011	395,000	403,751
7.375%, 05/23/2014	690,000	791,302
Chubb Corp.
5.750%, 05/15/2018	435,000	482,090
Citigroup Funding, Inc.
1.875%, 11/15/2012	445,000	453,166
Citigroup, Inc.
2.125%, 04/30/2012	915,000	932,242
2.875%, 12/09/2011	1,040,000	1,058,578
4.587%, 12/15/2015	500,000	516,156
5.500%, 04/11/2013	530,000	566,782
5.875%, 02/22/2033 to 05/29/2037	1,945,000	1,850,647
6.000%, 02/21/2012	1,190,000	1,243,123
6.125%, 11/21/2017	1,265,000	1,376,420
8.500%, 05/22/2019	460,000	566,889
CME Group, Inc.
5.750%, 02/15/2014	360,000	398,069
CNA Financial Corp.
5.750%, 08/15/2021	590,000	603,113
7.350%, 11/15/2019	440,000	496,284
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.125%, 10/13/2015	300,000	288,969
4.500%, 01/11/2021	1,000,000	1,005,336
Credit Suisse AG
5.400%, 01/14/2020	430,000	433,688
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR + 1.690%)
02/15/2017 (Q)	250,000	242,500
Credit Suisse USA, Inc.
4.875%, 01/15/2015	690,000	740,382
6.500%, 01/15/2012	787,000	823,211
Credit Suisse/New York
5.500%, 05/01/2014	1,500,000	1,642,757
Deutsche Bank AG
3.250%, 01/11/2016	1,000,000	1,002,602
3.875%, 08/18/2014	850,000	885,444
4.875%, 05/20/2013	1,150,000	1,221,965
Discover Financial Services
10.250%, 07/15/2019	400,000	513,978
Dresdner Bank AG
7.250%, 09/15/2015	270,000	289,138
Duke Realty LP
5.950%, 02/15/2017	225,000	242,442
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	500,000	498,400
5.250%, 10/01/2020 (S)	440,000	452,380
ERP Operating LP
4.750%, 07/15/2020	600,000	606,593
5.750%, 06/15/2017	591,000	649,932
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,197,023
2.375%, 03/14/2014	910,000	931,424
3.125%, 07/15/2011	2,000,000	2,015,534
4.625%, 05/15/2014 to 10/20/2015	1,669,000	1,824,136
4.875%, 01/17/2017	905,000	1,001,023
Export-Import Bank of Korea
4.000%, 01/29/2021	300,000	273,225

362

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
3.625%, 01/25/2016	$500,000	$498,686
5.450%, 01/15/2017	590,000	610,768
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	478,310
First Horizon National Corp.
5.375%, 12/15/2015	500,000	521,524
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	512,447
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	459,193
3.000%, 12/09/2011	525,000	534,786
5.250%, 10/19/2012	2,740,000	2,904,079
5.300%, 02/11/2021	500,000	507,061
5.625%, 09/15/2017	1,735,000	1,880,178
6.000%, 08/07/2019	350,000	381,613
6.750%, 03/15/2032	980,000	1,076,864
6.875%, 01/10/2039	950,000	1,060,193
Genworth Financial, Inc.
7.200%, 02/15/2021	1,100,000	1,090,935
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	470,963
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	215,964
HBOS PLC
6.750%, 05/21/2018 (S)	200,000	195,570
HCP, Inc.
5.375%, 02/01/2021	500,000	504,177
Health Care REIT, Inc.
4.950%, 01/15/2021	480,000	461,200
5.250%, 01/15/2022	300,000	292,225
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	500,000	512,016
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	457,588
HSBC Bank USA NA
5.875%, 11/01/2034	250,000	244,656
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,109,000	1,149,476
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	922,870
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	439,440
Inter-American Development Bank
7.000%, 06/15/2025	265,000	330,359
International Bank for Reconstruction
& Development
3.625%, 05/21/2013	300,000	316,000
8.625%, 10/15/2016	415,000	531,075
International Finance Corp.
3.500%, 05/15/2013	325,000	343,244
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	788,948
5.100%, 01/15/2013	540,000	577,865
5.250%, 10/01/2012	500,000	531,139
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,120,829
4.750%, 05/01/2013	670,000	711,320
6.400%, 05/15/2038	2,640,000	2,916,788
KeyCorp
3.750%, 08/13/2015	450,000	453,977
5.100%, 03/24/2021	500,000	496,146
6.500%, 05/14/2013	500,000	544,645
Kimco Realty Corp.
6.875%, 10/01/2019	410,000	477,755

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/2011 to 03/15/2013	$4,450,000	$4,579,178
4.375%, 03/15/2018	1,680,000	1,802,563
5.125%, 03/14/2016	1,105,000	1,236,308
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	352,555
Lincoln National Corp.
5.650%, 08/27/2012	225,000	237,882
7.000%, 06/15/2040	300,000	342,430
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	500,000	491,007
Macquarie Group, Ltd.
6.250%, 01/14/2021 (S)	1,000,000	1,009,342
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	450,000	488,052
MassMutual Global Funding II
2.300%, 09/28/2015 (S)	300,000	289,848
MBNA Corp.
5.000%, 06/15/2015	600,000	627,868
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	946,103
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,529,101
7.750%, 05/14/2038	1,250,000	1,435,240
MetLife, Inc.
6.750%, 06/01/2016	300,000	346,223
6.817%, 08/15/2018	1,150,000	1,327,645
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	500,000	494,791
Moody’s Corp.
5.500%, 09/01/2020	450,000	455,909
Morgan Stanley
2.250%, 03/13/2012	440,000	447,613
3.250%, 12/01/2011	525,000	535,475
5.300%, 03/01/2013	2,020,000	2,145,753
5.950%, 12/28/2017	865,000	927,712
6.625%, 04/01/2018	993,000	1,089,581
7.300%, 05/13/2019	1,340,000	1,505,305
National Australia Bank, Ltd.
4.375%, 12/10/2020 (S)	650,000	622,936
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	360,000	491,092
Nomura Holdings, Inc.
4.125%, 01/19/2016	990,000	978,305
Nordic Investment Bank
2.375%, 12/15/2011	520,000	527,216
Northern Trust Corp.
3.450%, 11/04/2020	480,000	454,743
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	534,393
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	547,591
PartnerRe Finance B LLC
5.500%, 06/01/2020	430,000	429,966
Plum Creek Timberlands LP
4.700%, 03/15/2021	300,000	288,458
PNC Funding Corp.
2.300%, 06/22/2012	530,000	541,364
4.250%, 09/21/2015	290,000	304,474
5.625%, 02/01/2017	450,000	487,552
6.700%, 06/10/2019	460,000	534,393
ProLogis
5.625%, 11/15/2016	180,000	188,302
7.625%, 08/15/2014	940,000	1,074,538

363

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc.
3.875%, 01/14/2015	$220,000	$227,196
4.500%, 11/15/2020	300,000	293,399
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,158,404
5.375%, 06/21/2020	440,000	457,507
Realty Income Corp.
5.950%, 09/15/2016	135,000	147,643
Regency Centers LP
4.800%, 04/15/2021	250,000	243,750
Royal Bank of Canada
2.100%, 07/29/2013	1,190,000	1,212,962
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	372,000	376,985
Senior Housing Properties Trust
4.300%, 01/15/2016	980,000	971,599
Simon Property Group LP
5.650%, 02/01/2020	650,000	698,989
5.875%, 03/01/2017	245,000	271,518
SLM Corp.
8.000%, 03/25/2020	600,000	654,000
Societe Generale
3.500%, 01/15/2016 (S)	620,000	611,119
State Street Corp.
2.150%, 04/30/2012	440,000	447,743
SunTrust Banks, Inc.
3.600%, 04/15/2016	500,000	496,362
6.000%, 09/11/2017	450,000	494,969
The Allstate Corp.
5.950%, 04/01/2036	455,000	462,125
7.450%, 05/16/2019	310,000	367,769
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	300,000	297,374
4.500%, 04/01/2013	675,000	719,030
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,590,000	1,849,676
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	630,061
5.500%, 11/15/2014	1,060,000	1,151,863
6.125%, 02/15/2033	530,000	539,910
6.150%, 04/01/2018	1,030,000	1,114,795
7.500%, 02/15/2019	1,600,000	1,856,141
The Nasdaq OMX Group, Inc.
5.250%, 01/16/2018	500,000	499,394
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,240,000	1,287,487
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	365,223
5.900%, 06/02/2019	460,000	508,108
6.250%, 06/20/2016	370,000	416,687
Toyota Motor Credit Corp.
5.450%, 05/18/2011	475,000	478,029
U.S. Bank NA
6.375%, 08/01/2011	400,000	407,735
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	450,000	457,772
UBS AG/Stamford CT
5.750%, 04/25/2018	795,000	854,991
Union Bank NA
5.950%, 05/11/2016	500,000	528,926
Unitrin, Inc.
6.000%, 11/30/2015	960,000	1,002,293
US Bancorp
2.250%, 03/13/2012	440,000	447,905
2.450%, 07/27/2015	440,000	434,307

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
US Bancorp (continued)
4.200%, 05/15/2014	$310,000	$329,723
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	458,260
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	300,000	290,681
Vornado Realty LP
4.250%, 04/01/2015	430,000	439,655
Wachovia Bank NA
4.875%, 02/01/2015	1,100,000	1,169,805
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	900,000	1,029,221
Wells Fargo & Company
2.125%, 06/15/2012	300,000	305,671
3.000%, 12/09/2011	525,000	534,822
3.750%, 10/01/2014	920,000	963,030
5.000%, 11/15/2014	450,000	480,435
5.625%, 12/11/2017	800,000	872,454
6.375%, 08/01/2011	1,090,000	1,109,922
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,618,184
Westpac Banking Corp.
3.000%, 12/09/2015	740,000	734,551
Willis North America, Inc.
7.000%, 09/29/2019	340,000	367,736
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	497,708

		147,358,338
Health Care - 1.09%
Abbott Laboratories
4.125%, 05/27/2020	440,000	440,813
4.350%, 03/15/2014	540,000	579,820
5.875%, 05/15/2016	195,000	222,802
Aetna, Inc.
3.950%, 09/01/2020	450,000	433,915
6.000%, 06/15/2016	450,000	505,979
Amgen, Inc.
5.700%, 02/01/2019	415,000	463,218
5.750%, 03/15/2040	300,000	305,533
AstraZeneca PLC
5.900%, 09/15/2017	465,000	530,028
Baxter International, Inc.
5.900%, 09/01/2016	225,000	258,822
Becton Dickinson and Company
3.250%, 11/12/2020	480,000	446,781
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	339,867
Celgene Corp.
3.950%, 10/15/2020	300,000	282,654
Covidien International Finance SA
6.000%, 10/15/2017	500,000	568,940
CR Bard, Inc.
2.875%, 01/15/2016	620,000	619,684
Eli Lilly & Company
7.125%, 06/01/2025	340,000	427,551
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	332,993
Gilead Sciences, Inc.
4.500%, 04/01/2021	530,000	522,868
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	620,883
6.375%, 05/15/2038	310,000	349,391

364

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Howard Hughes Medical Institute
3.450%, 09/01/2014	$470,000	$496,390
Johnson & Johnson
5.550%, 08/15/2017	150,000	171,874
5.850%, 07/15/2038	365,000	406,211
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	550,000	549,765
Life Technologies Corp.
5.000%, 01/15/2021	490,000	489,184
Mckesson Corp.
4.750%, 03/01/2021	300,000	303,772
Medtronic, Inc.
5.600%, 03/15/2019	315,000	349,520
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	418,263
5.750%, 11/15/2036	600,000	644,603
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	394,702
Pharmacia Corp.
6.500%, 12/01/2018	450,000	520,665
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	146,071
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	330,000	373,548
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	241,075
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	51,941
5.800%, 03/15/2036	510,000	506,654
WellPoint, Inc.
6.375%, 06/15/2037	170,000	182,825
7.000%, 02/15/2019	500,000	591,869
Wyeth
5.500%, 03/15/2013	660,000	714,938
6.000%, 02/15/2036	600,000	644,596

		16,451,008
Industrials - 1.47%
3M Company
4.375%, 08/15/2013	350,000	377,487
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	501,400
American Airlines 2011-1 Class A Pass
Through Trust
5.250%, 01/31/2021	500,000	485,000
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	673,000
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	370,000	385,779
7.000%, 02/01/2014	525,000	596,959
Canadian National Railway Company
6.375%, 10/15/2011	250,000	258,098
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	453,507
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	630,270
Caterpillar, Inc.
7.900%, 12/15/2018	1,010,000	1,294,910
CSX Corp.
3.700%, 10/30/2020	530,000	498,887
6.250%, 04/01/2015	625,000	705,593
7.375%, 02/01/2019	450,000	543,135
Danaher Corp.
5.400%, 03/01/2019	310,000	340,316

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Emerson Electric Company
4.875%, 10/15/2019	$340,000	$361,819
FedEx Corp.
8.000%, 01/15/2019	225,000	278,624
GATX Corp.
4.750%, 05/15/2015	330,000	343,986
General Dynamics Corp.
5.250%, 02/01/2014	395,000	436,340
General Electric Company
5.000%, 02/01/2013	1,425,000	1,517,321
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	474,483
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	521,641
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	593,282
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	298,423
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	326,502
Norfolk Southern Corp.
5.900%, 06/15/2019	300,000	339,967
7.050%, 05/01/2037	430,000	520,069
Northrop Grumman Corp.
3.500%, 03/15/2021	1,200,000	1,110,626
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	271,344
Roper Industries, Inc.
6.250%, 09/01/2019	220,000	242,319
Siemens Financieringsmaatschappij NV
6.125%, 08/17/2026 (S)	354,000	398,366
Snap-On, Inc.
6.125%, 09/01/2021	470,000	511,273
The Boeing Company
8.750%, 09/15/2031	405,000	545,767
Tyco International Finance SA
8.500%, 01/15/2019	320,000	412,433
Union Pacific Corp.
4.000%, 02/01/2021	440,000	431,567
6.625%, 02/01/2029	390,000	449,831
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	357,307
United Technologies Corp.
5.375%, 12/15/2017	415,000	465,984
6.125%, 02/01/2019	1,310,000	1,526,058
Waste Management, Inc.
4.600%, 03/01/2021	590,000	588,579
6.125%, 11/30/2039	330,000	342,509
7.375%, 03/11/2019	615,000	739,511

		22,150,272
Information Technology - 0.84%
Cisco Systems, Inc.
3.150%, 03/14/2017	530,000	526,775
5.500%, 02/22/2016	300,000	336,264
5.900%, 02/15/2039	830,000	861,262
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	650,879
Dell, Inc.
4.700%, 04/15/2013	450,000	478,960
5.400%, 09/10/2040	450,000	417,551
5.875%, 06/15/2019	300,000	328,633
eBay, Inc.
3.250%, 10/15/2020	470,000	429,278

365

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett-Packard Company
2.125%, 09/13/2015	$450,000	$440,534
3.750%, 12/01/2020	480,000	460,398
4.750%, 06/02/2014	475,000	516,038
5.500%, 03/01/2018	250,000	277,104
International Business Machines Corp.
2.000%, 01/05/2016	650,000	631,242
5.600%, 11/30/2039	385,000	402,477
6.500%, 10/15/2013	1,045,000	1,175,742
Microsoft Corp.
2.950%, 06/01/2014	445,000	462,733
Motorola Solutions, Inc.
6.000%, 11/15/2017	340,000	371,506
Oracle Corp.
5.750%, 04/15/2018	570,000	637,175
6.125%, 07/08/2039	430,000	459,252
SAIC, Inc.
4.450%, 12/01/2020 (S)	500,000	502,323
Science Applications International Corp.
5.500%, 07/01/2033	300,000	297,877
Tyco Electronics Group SA
4.875%, 01/15/2021	250,000	255,744
6.550%, 10/01/2017	600,000	685,576
Xerox Corp.
5.650%, 05/15/2013	500,000	538,156
6.750%, 12/15/2039	430,000	488,574

		12,632,053
Materials - 0.89%
Agrium, Inc.
6.750%, 01/15/2019	490,000	566,157
Alcoa, Inc.
6.750%, 07/15/2018	485,000	536,161
Anglo American Capital PLC
9.375%, 04/08/2019 (S)	600,000	798,683
ArcelorMittal
5.375%, 06/01/2013	990,000	1,052,081
6.125%, 06/01/2018	620,000	656,129
6.750%, 03/01/2041	700,000	685,509
BHP Billiton Finance USA Ltd.
6.500%, 04/01/2019	500,000	589,620
6.750%, 11/01/2013	159,000	179,071
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	530,000	521,960
Commercial Metals Company
7.350%, 08/15/2018	450,000	468,436
CRH America, Inc.
8.125%, 07/15/2018	330,000	387,799
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	1,410,000	1,336,773
5.875%, 01/15/2014	67,000	74,214
International Paper Company
8.700%, 06/15/2038	250,000	320,487
POSCO
4.250%, 10/28/2020 (S)	470,000	441,062
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	134,639
5.625%, 12/01/2040	300,000	300,018
PPG Industries, Inc.
3.600%, 11/15/2020	480,000	451,229
Praxair, Inc.
4.375%, 03/31/2014	620,000	663,964
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	360,000	379,782

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	$434,000	$499,231
The Dow Chemical Company
5.700%, 05/15/2018	230,000	247,430
5.900%, 02/15/2015	350,000	387,419
9.400%, 05/15/2039	250,000	371,216
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	229,181
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	889,236
6.875%, 11/10/2039	240,000	256,435

		13,423,922
Telecommunication Services - 1.39%
America Movil SAB de CV
5.000%, 03/30/2020	920,000	947,514
5.000%, 03/30/2020 (S)	448,000	468,931
American Tower Corp.
4.500%, 01/15/2018	490,000	480,446
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	255,645
AT&T Corp.
8.000%, 11/15/2031	13,000	16,277
AT&T, Inc.
5.350%, 09/01/2040 (S)	435,000	389,324
5.625%, 06/15/2016	400,000	446,874
6.300%, 01/15/2038	1,150,000	1,158,189
6.700%, 11/15/2013	685,000	770,372
BellSouth Corp.
6.875%, 10/15/2031	735,000	798,985
British Telecommunications PLC
5.950%, 01/15/2018	270,000	297,600
9.875%, 12/15/2030	250,000	345,595
CenturyTel, Inc.
7.600%, 09/15/2039	310,000	331,834
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	784,964
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	949,946
France Telecom SA
8.500%, 03/01/2031	460,000	618,559
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	450,000	463,123
Qwest Corp.
8.375%, 05/01/2016	510,000	606,900
Telecom Italia Capital SA
5.250%, 11/15/2013	730,000	770,141
7.721%, 06/04/2038	450,000	476,387
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	228,752
Telefonica Europe BV
8.250%, 09/15/2030	500,000	603,685
Verizon Communications, Inc.
4.600%, 04/01/2021	1,070,000	1,064,069
5.250%, 04/15/2013	1,025,000	1,103,792
6.900%, 04/15/2038	1,335,000	1,480,483
Verizon Global Funding Corp.
7.375%, 09/01/2012	450,000	489,323
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	535,985
8.500%, 11/15/2018	380,000	487,770
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,117,225
4.375%, 03/16/2021	1,070,000	1,049,257
5.375%, 01/30/2015	795,000	874,386

366

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.450%, 06/10/2019	$480,000	$523,924

		20,936,257
Utilities - 1.63%
Ameren Illinois Company
6.250%, 04/01/2018	600,000	655,973
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	319,000	312,311
Consolidated Edison Company of
New York, Inc.
6.650%, 04/01/2019	930,000	1,095,715
7.125%, 12/01/2018	390,000	470,518
Constellation Energy Group, Inc.
5.150%, 12/01/2020	490,000	485,560
7.600%, 04/01/2032	180,000	204,209
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	438,278
5.200%, 08/15/2019	710,000	755,982
DTE Energy Company
6.350%, 06/01/2016	330,000	370,520
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	428,244
6.000%, 01/15/2038	300,000	324,228
7.000%, 11/15/2018	390,000	466,948
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	661,140
Enel Finance International NV
5.125%, 10/07/2019 (S)	670,000	674,819
6.000%, 10/07/2039 (S)	220,000	199,906
6.250%, 09/15/2017 (S)	250,000	273,355
Entergy Corp.
5.125%, 09/15/2020	470,000	458,147
Entergy Texas, Inc.
7.125%, 02/01/2019	225,000	261,790
Exelon Generation Company LLC
4.000%, 10/01/2020	1,000,000	913,116
6.250%, 10/01/2039	220,000	215,023
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,267
7.375%, 11/15/2031	450,000	487,123
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	350,000	362,226
Florida Power & Light Company
5.650%, 02/01/2037	460,000	474,314
Georgia Power Company
4.250%, 12/01/2019	220,000	224,951
5.950%, 02/01/2039	455,000	483,014
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	461,395
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	520,000	551,906
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	737,765
KeySpan Corp.
8.000%, 11/15/2030	455,000	557,599
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	724,325
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	395,000	468,056
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	571,238
Oglethorpe Power Corp.
5.375%, 11/01/2040	480,000	449,748

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	$260,000	$311,158
Pacific Gas & Electric Company
3.500%, 10/01/2020	450,000	416,542
6.050%, 03/01/2034	390,000	406,089
6.250%, 12/01/2013	620,000	684,540
PacifiCorp
6.000%, 01/15/2039	450,000	483,548
Peco Energy Company
5.000%, 10/01/2014	600,000	657,328
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	459,062
Progress Energy, Inc.
4.400%, 01/15/2021	490,000	485,746
7.050%, 03/15/2019	600,000	706,933
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	585,324
San Diego Gas & Electric Company
6.125%, 09/15/2037	272,000	303,963
Southern California Edison Company
5.350%, 07/15/2035	545,000	544,658
Southern Company
2.375%, 09/15/2015	790,000	775,729
Southwestern Public Service Company
8.750%, 12/01/2018	355,000	443,399
Virginia Electric and Power Company
3.450%, 09/01/2022	450,000	409,322
8.875%, 11/15/2038	240,000	347,817
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	402,210

		24,652,077

TOTAL CORPORATE BONDS (Cost $320,858,011)		$341,341,541

CAPITAL PREFERRED SECURITIES - 0.15%
Financials - 0.05%
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR + 0.768%)
, 0.00%, 06/01/2012 (Q)	930,000	802,125
Industrials - 0.10%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%) ,
0.00%, 10/28/2015 (Q)(S)	1,520,000	1,544,700

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,250,120)		$2,346,825

MUNICIPAL BONDS - 0.52%
California - 0.11%
State of California
7.500%, 04/01/2034	$1,040,000	$1,122,794
University of California
5.770%, 05/15/2043	500,000	482,975

		1,605,769
District of Columbia - 0.01%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	234,886
Georgia - 0.03%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	427,946
Illinois - 0.08%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	290,163

367

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois
5.100%, 06/01/2033	$570,000	$461,033
7.350%, 07/01/2035	420,000	431,999

		1,183,195
Maryland - 0.03%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	447,535
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	790,000	855,452
New York - 0.06%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	460,172
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	443,036

		903,208
North Carolina - 0.03%
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	412,608
Texas - 0.05%
State of Texas
5.517%, 04/01/2039	380,000	386,935
Texas Transportation Commission
5.178%, 04/01/2030	450,000	442,949

		829,884
Utah - 0.05%
State of Utah
3.539%, 07/01/2025	560,000	518,308
4.554%, 07/01/2024	220,000	224,026

		742,334
Washington - 0.01%
State of Washington
5.481%, 08/01/2039	220,000	218,759

TOTAL MUNICIPAL BONDS (Cost $7,891,338)		$7,861,576

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.41%
Commercial & Residential - 3.41%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,270,000	1,282,871
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	898,804
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	205,709
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	623,863
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,404,374
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.149%, 10/12/2042 (P)	1,000,000	1,034,827
Series 2006-PW11, Class AM,
5.455%, 03/11/2039 (P)	200,000	208,041
Series 2006-PW12, Class A4,
5.723%, 09/11/2038 (P)	745,000	816,072
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.733%, 03/15/2049 (P)	67,201	67,137

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.346%, 01/15/2046 (P)	$1,310,000	$1,404,172
Series 2006-CD2, Class AM,
5.393%, 01/15/2046 (P)	200,000	202,740
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,803,306
Commercial Mortgage Pass Through
Certificates, Series 2004-LB4A, Class A4
4.584%, 10/15/2037	1,680,000	1,698,320
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	404,297
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	701,151	702,250
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	635,617
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,956,157
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,966,874
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.808%, 08/10/2045 (P)	2,550,000	2,703,642
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,174,616
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,242,723
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	993,938
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	535,000	547,453
Series 2005-LDP5, Class A4,
5.202%, 12/15/2044 (P)	860,000	920,443
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	500,000	517,868
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	499,994
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	211,372
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	1,860,000	1,905,036
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.928%, 07/15/2044 (P)	1,290,000	1,378,674
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	164,524	164,566
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,184,694
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,400,000	1,473,123
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	486,684
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.928%, 08/12/2049 (P)	2,450,000	2,534,425

368

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	$1,890,000	$2,001,631
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,357,880	1,372,324
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	1,770,000	1,833,778
Series 2006-T21, Class A2,
5.090%, 10/12/2052	240,261	240,027
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,156,446
Series 2007-T27, Class A4,
5.646%, 06/11/2042 (P)	3,580,000	3,926,046
Series 2006-T23, Class A2,
5.737%, 08/12/2041 (P)	640,000	675,651
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	292,036	292,556
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	750,000	795,683

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $44,299,438)		$51,548,824

ASSET BACKED SECURITIES - 0.19%
American Express Credit Account
Master Trust, Series 2006-2, Class A
5.350%, 01/15/2014	960,000	969,820
Chase Issuance Trust, Series 2008-A4,
Class A4
4.650%, 03/15/2015	885,000	944,584
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF2
5.501%, 12/25/2036	81,846	57,593
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	890,000	897,454
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF3
5.608%, 05/25/2036	82,238	67,336

TOTAL ASSET BACKED SECURITIES (Cost $2,976,998)		$2,936,787

SECURITIES LENDING COLLATERAL - 2.02%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	3,044,672	30,467,726

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,468,459)		$30,467,726

SHORT-TERM INVESTMENTS - 3.69%
Money Market Funds* - 3.69%
State Street Institutional US Government
Money Market Fund, 0.0248%	$55,737,276	$55,737,276

TOTAL SHORT-TERM INVESTMENTS (Cost $55,737,276)		$55,737,276

Total Investments (Total Bond Market Trust A)
(Cost $1,517,533,327) - 103.42%		$1,562,225,881
Other assets and liabilities, net - (3.42%)		(51,704,108)

TOTAL NET ASSETS - 100.00%		$1,510,521,773

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.63%
U.S. Government - 30.92%
U.S. Treasury Bonds
3.000%, 02/28/2017	$3,300,000	$3,372,188
3.875%, 08/15/2040	1,100,000	983,641
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,013,718
4.375%, 02/15/2038	355,000	348,898
4.625%, 02/15/2040	1,400,000	1,426,468
6.750%, 08/15/2026	775,000	1,012,223
7.500%, 11/15/2016	1,270,000	1,606,748
7.875%, 02/15/2021	1,100,000	1,513,532
8.750%, 08/15/2020	1,400,000	2,014,578
9.250%, 02/15/2016	3,550,000	4,720,392
11.250%, 02/15/2015	2,010,000	2,729,831
U.S. Treasury Notes
0.625%, 07/31/2012	3,900,000	3,907,332
0.750%, 09/15/2013	400,000	397,156
1.125%, 12/15/2012	2,400,000	2,417,438
1.375%, 02/15/2013	700,000	707,820
1.500%, 12/31/2013	500,000	504,258
1.750%, 01/31/2014	1,760,000	1,785,988
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,392,707
2.000%, 11/30/2013	3,000,000	3,067,266
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,535,971
2.625%, 11/15/2020	2,500,000	2,329,493
3.125%, 10/31/2016	1,500,000	1,550,274
3.250%, 06/30/2016	4,450,000	4,648,862
3.375%, 11/15/2019	250,000	252,402
3.500%, 05/15/2020	1,100,000	1,113,409
3.625%, 08/15/2019 to 02/15/2020	2,560,000	2,631,843

		49,984,436
U.S. Government Agency - 34.71%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	319,973
4.875%, 12/16/2015	300,000	334,860
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,401,552
5.500%, 07/15/2036	190,000	205,662
Federal Home Loan Mortgage Corp.
4.000%, 02/01/2024 to 09/01/2040	2,634,868	2,614,270
4.500%, 05/01/2024 to 10/01/2033	333,957	343,368
5.000%, 06/01/2023 to 10/01/2040	1,873,124	1,961,340
5.500%, 08/23/2017 to 01/01/2038	1,741,863	1,899,992
5.750%, 01/15/2012	1,200,000	1,251,678
5.779%, 02/01/2037 (P)	373,169	396,026
5.806%, 08/01/2037 (P)	575,336	615,430
6.000%, 06/15/2011 to 01/01/2038	893,573	933,649
6.250%, 07/15/2032	450,000	547,787
6.500%, 07/01/2016 to 09/01/2038	573,875	639,793
7.000%, 02/01/2016 to 04/01/2032	97,520	110,532
7.500%, 02/01/2016 to 03/01/2032	41,439	46,995
8.000%, 02/01/2030	6,032	6,871
Federal National Mortgage Association
2.111%, 01/01/2035 (P)	1,518,734	1,570,751
3.250%, 04/09/2013	1,000,000	1,048,302
4.000%, 08/01/2020 to 01/01/2041	1,902,336	1,901,203
4.500%, 12/01/2020 to 01/01/2040	5,502,004	5,688,582
5.000%, 07/01/2020 to 12/01/2034	5,779,238	6,100,156
5.421%, 04/01/2036 (P)	200,301	211,562
5.500%, 08/01/2021 to 09/01/2036	7,497,579	8,048,696
5.606%, 04/01/2037 (P)	1,886,120	2,001,645
6.000%, 10/01/2013 to 08/01/2036	3,456,630	3,784,770
6.125%, 03/15/2012	1,300,000	1,370,779
6.250%, 05/15/2029	415,000	497,900
6.500%, 02/01/2015 to 02/01/2036	1,248,938	1,396,984

369

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
7.000%, 12/01/2012 to 10/01/2032	$198,693	$222,746
7.125%, 01/15/2030	209,000	275,267
7.250%, 05/15/2030	450,000	606,576
7.500%, 10/01/2015 to 08/01/2031	77,332	87,726
8.000%, 08/01/2030 to 09/01/2031	24,776	28,268
8.500%, 09/01/2030	4,322	4,975
Government National Mortgage Association
4.500%, 05/15/2019 to 10/20/2040	511,901	529,502
5.000%, 05/15/2018 to 07/20/2040	1,509,282	1,604,226
5.500%, 11/15/2032 to 01/15/2039	2,203,901	2,390,042
6.000%, 04/15/2017 to 10/15/2038	1,623,556	1,783,385
6.500%, 01/15/2016 to 12/15/2038	429,356	482,542
7.000%, 08/15/2029 to 05/15/2032	133,476	152,177
7.500%, 08/15/2029 to 01/15/2031	38,669	44,259
8.000%, 04/15/2031	9,682	11,143
8.500%, 09/15/2030	6,482	7,489
9.000%, 01/15/2031	3,844	4,456
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	100,200
6.750%, 11/01/2025	260,000	326,170
8.600%, 09/26/2019	150,000	206,000

		56,118,257

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $101,164,435)		$106,102,693

FOREIGN GOVERNMENT
OBLIGATIONS - 2.46%
Brazil - 0.39%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	116,288
6.000%, 01/17/2017	410,000	459,610
7.125%, 01/20/2037	50,000	59,125

		635,023
Canada - 0.92%
Export Development Canada
3.500%, 05/16/2013	95,000	99,889
Hydro-Quebec
8.400%, 01/15/2022	100,000	135,535
Province of British Columbia
6.500%, 01/15/2026	100,000	121,167
Province of Manitoba
9.625%, 12/01/2018	300,000	404,524
Province of New Brunswick
5.200%, 02/21/2017	80,000	89,280
Province of Nova Scotia
5.125%, 01/26/2017	85,000	94,367
Province of Ontario
4.500%, 02/03/2015	200,000	217,869
Province of Quebec
7.125%, 02/09/2024	150,000	189,431
7.500%, 07/15/2023	100,000	130,001

		1,482,063
Chile - 0.04%
Republic of Chile
3.875%, 08/05/2020	60,000	58,425
Israel - 0.11%
Government of Israel
5.125%, 03/26/2019	90,000	94,843

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Israel (continued)
Government of Israel (continued)
5.500%, 09/18/2023	$75,000	$83,991

		178,834
Italy - 0.21%
Republic of Italy
6.875%, 09/27/2023	300,000	336,474
Japan - 0.14%
Development Bank of Japan
5.125%, 02/01/2017	100,000	110,763
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	108,595

		219,358
Mexico - 0.29%
Government of Mexico
5.950%, 03/19/2019	415,000	462,518
Norway - 0.05%
Eksportfinans ASA
5.500%, 06/26/2017	80,000	89,397
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	60,000	67,350
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	120,000	141,600
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	100,000	105,875
Sweden - 0.12%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	135,682
4.875%, 09/29/2011	65,000	66,406

		202,088

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,728,970)		$3,979,005

CORPORATE BONDS - 25.20%
Consumer Discretionary - 1.64%
Best Buy Company, Inc.
5.500%, 03/15/2021	60,000	58,774
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	131,762
CBS Corp.
8.875%, 05/15/2019	80,000	100,335
Comcast Corp.
5.700%, 07/01/2019	80,000	86,599
DIRECTV Holdings LLC / DIRECTV
Financing Company, Inc.
6.375%, 03/01/2041	60,000	60,340
7.625%, 05/15/2016	140,000	154,350
Discovery Communications LLC
5.625%, 08/15/2019	60,000	64,874
Family Dollar Stores, Inc.
5.000%, 02/01/2021	55,000	53,951
Grupo Televisa SA
6.625%, 01/15/2040	40,000	42,364
Home Depot, Inc.
5.875%, 12/16/2036	70,000	69,580
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	205,425

370

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
McDonald’s Corp.
5.000%, 02/01/2019	$50,000	$54,457
News America, Inc.
6.650%, 11/15/2037	175,000	183,539
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	49,379
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	66,336
Target Corp.
6.500%, 10/15/2037	100,000	112,424
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	124,768
The Walt Disney Company
5.625%, 09/15/2016	90,000	102,409
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	55,993
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	117,504
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	244,491
Time Warner, Inc.
7.625%, 04/15/2031	75,000	86,461
Toll Brothers Finance Corp.
6.750%, 11/01/2019	40,000	41,256
Viacom, Inc.
4.250%, 09/15/2015	40,000	41,727
4.500%, 03/01/2021	120,000	117,091
Vivendi SA
5.750%, 04/04/2013 (S)	55,000	59,027
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	59,053
Yum! Brands, Inc.
6.250%, 03/15/2018	90,000	100,855

		2,645,124
Consumer Staples - 2.08%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	93,230
9.250%, 08/06/2019	160,000	208,554
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	141,562
7.750%, 01/15/2019	105,000	129,010
Bottling Group LLC
5.125%, 01/15/2019	105,000	114,854
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	49,376
5.000%, 02/01/2014	105,000	113,958
Clorox Company
5.950%, 10/15/2017	95,000	105,647
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	67,375
9.750%, 03/01/2021	63,000	83,519
CVS Caremark Corp.
6.125%, 08/15/2016	105,000	118,091
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	97,133	116,065
Diageo Capital PLC
4.828%, 07/15/2020	95,000	98,052
General Mills, Inc.
5.650%, 02/15/2019	85,000	94,090
Kellogg Company
4.150%, 11/15/2019	30,000	30,085
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	99,695

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods, Inc.
6.125%, 02/01/2018	$90,000	$100,446
6.750%, 02/19/2014	85,000	95,817
6.875%, 02/01/2038	40,000	44,347
Mead Johnson Nutrition Company
4.900%, 11/01/2019	30,000	31,017
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	61,846
7.900%, 11/01/2018	17,000	21,547
Philip Morris International, Inc.
6.875%, 03/17/2014	90,000	103,211
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	70,000	71,855
SABMiller PLC
6.500%, 07/15/2018 (S)	90,000	103,948
Safeway, Inc.
6.350%, 08/15/2017	135,000	150,723
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	93,630
Tesco PLC
6.150%, 11/15/2037 (S)	100,000	109,408
The Coca-Cola Company
3.150%, 11/15/2020	60,000	55,734
The Kroger Company
3.900%, 10/01/2015	40,000	41,450
6.400%, 08/15/2017	100,000	114,911
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	102,611
6.200%, 04/15/2038	125,000	137,235
7.550%, 02/15/2030	110,000	139,911
Walgreen Company
5.250%, 01/15/2019	105,000	115,287

		3,358,097
Energy - 2.80%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	79,897
Apache Corp.
6.000%, 09/15/2013	75,000	82,909
Boardwalk Pipelines LP
5.750%, 09/15/2019	60,000	63,746
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	86,454
Cameron International Corp.
7.000%, 07/15/2038	20,000	23,053
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	75,326
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	44,354
Chevron Corp.
4.950%, 03/03/2019	90,000	99,168
ConocoPhillips
5.750%, 02/01/2019	100,000	113,029
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	105,927
9.750%, 03/15/2019 (S)	95,000	122,331
Devon Financing Corp. ULC
6.875%, 09/30/2011	100,000	103,056
7.875%, 09/30/2031	40,000	51,355
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	163,235
Ensco PLC
4.700%, 03/15/2021	60,000	59,482
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	45,488

371

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
9.750%, 01/31/2014	$60,000	$71,841
EOG Resources, Inc.
4.100%, 02/01/2021	60,000	58,016
GlobalSantaFe Corp.
5.000%, 02/15/2013	100,000	104,848
Hess Corp.
8.125%, 02/15/2019	60,000	75,224
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	85,050
6.375%, 03/01/2041	60,000	60,518
6.500%, 09/01/2039	40,000	40,995
7.300%, 08/15/2033	80,000	89,310
9.000%, 02/01/2019	60,000	76,054
Marathon Oil Corp.
6.000%, 10/01/2017	34,000	38,210
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	132,188
Nexen, Inc.
6.200%, 07/30/2019	120,000	132,528
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	49,696
7.375%, 03/15/2014	100,000	113,928
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	49,443
ONEOK Partners LP
6.650%, 10/01/2036	85,000	90,161
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	295,850
Petro-Canada
5.950%, 05/15/2035	70,000	70,586
6.050%, 05/15/2018	125,000	140,553
Petrobras International Finance Company
8.375%, 12/10/2018	90,000	108,401
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	71,050
Plains All American Pipeline LP / PAA
Finance Corp.
8.750%, 05/01/2019	60,000	74,972
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	59,317
Shell International Finance BV
6.375%, 12/15/2038	90,000	101,624
Statoil ASA
3.125%, 08/17/2017	30,000	29,615
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	55,733
6.250%, 02/01/2038	110,000	115,540
The Williams Companies, Inc.
7.875%, 09/01/2021	60,000	74,578
Tosco Corp.
8.125%, 02/15/2030	110,000	140,573
Total Capital SA
3.125%, 10/02/2015	40,000	40,817
4.125%, 01/28/2021	40,000	39,632
4.250%, 12/15/2021	60,000	59,895
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	86,410
Valero Energy Corp.
6.125%, 06/15/2017	100,000	110,444
7.500%, 04/15/2032	30,000	33,046
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	128,641

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP
5.250%, 03/15/2020	$90,000	$93,778

		4,517,875
Financials - 10.11%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	51,850
African Development Bank
6.875%, 10/15/2015	35,000	40,718
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	115,000	128,076
American Express Bank FSB
3.150%, 12/09/2011	250,000	254,948
American Express Company
8.125%, 05/20/2019	50,000	62,306
American Express Credit Corp.
7.300%, 08/20/2013	100,000	111,742
American International Group, Inc.
5.450%, 05/18/2017	120,000	123,000
Asian Development Bank
5.593%, 07/16/2018	250,000	283,444
Bank of America Corp.
2.100%, 04/30/2012	205,000	208,742
3.125%, 06/15/2012	125,000	128,864
5.420%, 03/15/2017	100,000	101,981
6.500%, 08/01/2016	80,000	88,397
Barclays Bank PLC
5.125%, 01/08/2020	100,000	101,588
5.450%, 09/12/2012	105,000	111,318
BB&T Corp.
5.200%, 12/23/2015	105,000	112,584
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	59,883
5.400%, 05/15/2018	105,000	115,409
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	123,357
BNP Paribas
3.250%, 03/11/2015	120,000	121,006
Boston Properties LP
4.125%, 05/15/2021	60,000	56,974
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	60,896
Capital One Financial Corp.
5.700%, 09/15/2011	80,000	81,772
7.375%, 05/23/2014	110,000	126,150
Chubb Corp.
5.750%, 05/15/2018	50,000	55,413
Citigroup Funding, Inc.
1.875%, 11/15/2012	70,000	71,285
Citigroup, Inc.
2.125%, 04/30/2012	210,000	213,957
2.875%, 12/09/2011	250,000	254,466
5.500%, 04/11/2013	125,000	133,675
5.875%, 02/22/2033	220,000	206,826
8.500%, 05/22/2019	80,000	98,589
CNA Financial Corp.
5.750%, 08/15/2021	60,000	61,334
7.350%, 11/15/2019	60,000	67,675
Credit Suisse AG
5.400%, 01/14/2020	60,000	60,515
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR + 1.690%)
05/15/2017 (Q)	90,000	87,300

372

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse USA, Inc.
4.875%, 01/15/2015	$125,000	$134,127
6.500%, 01/15/2012	200,000	209,202
Deutsche Bank AG
3.875%, 08/18/2014	130,000	135,421
4.875%, 05/20/2013	210,000	223,141
Discover Financial Services
10.250%, 07/15/2019	120,000	154,193
Dresdner Bank AG
7.250%, 09/15/2015	80,000	85,671
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	61,688
European Investment Bank
2.375%, 03/14/2014	210,000	214,944
4.625%, 05/15/2014 to 10/20/2015	305,000	333,509
4.875%, 01/17/2017	200,000	221,221
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,238
First Horizon National Corp.
5.375%, 12/15/2015	50,000	52,152
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	128,112
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	107,145
3.000%, 12/09/2011	125,000	127,330
5.625%, 09/15/2017	230,000	249,245
6.000%, 08/07/2019	60,000	65,419
6.750%, 03/15/2032	230,000	252,733
6.875%, 01/10/2039	105,000	117,179
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	64,222
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	46,949
Health Care REIT, Inc.
4.950%, 01/15/2021	60,000	57,650
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	78,125
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	209,048
Inter-American Development Bank
7.000%, 06/15/2025	60,000	74,798
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	127,970
International Finance Corp.
3.500%, 05/15/2013	65,000	68,649
John Deere Capital Corp.
4.950%, 12/17/2012	172,000	183,377
JPMorgan Chase & Company
3.125%, 12/01/2011	215,000	219,071
4.750%, 05/01/2013	125,000	132,709
6.400%, 05/15/2038	125,000	138,106
KeyCorp
3.750%, 08/13/2015	60,000	60,530
6.500%, 05/14/2013	125,000	136,161
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	69,915
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	313,131
4.375%, 03/15/2018	360,000	386,263
5.125%, 03/14/2016	100,000	111,883
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	83,942
Lincoln National Corp.
5.650%, 08/27/2012	50,000	52,863

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	$105,000	$113,879
MBNA Corp.
5.000%, 06/15/2015	250,000	261,612
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	200,548
7.750%, 05/14/2038	125,000	143,524
MetLife, Inc.
6.817%, 08/15/2018	190,000	219,350
Moody’s Corp.
5.500%, 09/01/2020	60,000	60,788
Morgan Stanley
2.250%, 03/13/2012	100,000	101,730
3.250%, 12/01/2011	125,000	127,494
7.300%, 05/13/2019	210,000	235,906
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	108,701
Nordic Investment Bank
2.375%, 12/15/2011	125,000	126,735
Northern Trust Corp.
3.450%, 11/04/2020	60,000	56,843
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	55,092
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	59,995
PNC Funding Corp.
2.300%, 06/22/2012	125,000	127,680
4.250%, 09/21/2015	40,000	41,996
5.625%, 02/01/2017	80,000	86,676
6.700%, 06/10/2019	80,000	92,938
ProLogis
5.625%, 11/15/2016	185,000	193,533
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	30,981
4.750%, 04/01/2014 to 09/17/2015	175,000	185,982
5.375%, 06/21/2020	60,000	62,387
Royal Bank of Canada
2.100%, 07/29/2013	160,000	163,087
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	101,340
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	109,057
Simon Property Group LP
5.875%, 03/01/2017	80,000	88,659
SLM Corp.
8.000%, 03/25/2020	90,000	98,100
State Street Corp.
2.150%, 04/30/2012	90,000	91,584
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	115,493
The Allstate Corp.
5.950%, 04/01/2036	100,000	101,566
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	155,000	165,111
The Bear Stearns Companies LLC
7.250%, 02/01/2018	310,000	360,629
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	129,111
5.500%, 11/15/2014	250,000	271,666
6.125%, 02/15/2033	125,000	127,337
6.150%, 04/01/2018	185,000	200,230
7.500%, 02/15/2019	240,000	278,421
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	88,367

373

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	$95,000	$95,606
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	61,633
UBS AG/Stamford CT
5.750%, 04/25/2018	185,000	198,960
Unitrin, Inc.
6.000%, 11/30/2015	120,000	125,287
US Bancorp
2.250%, 03/13/2012	100,000	101,797
2.450%, 07/27/2015	60,000	59,224
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	71,285
Vornado Realty LP
4.250%, 04/01/2015	60,000	61,347
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	150,000	171,537
Wells Fargo & Company
3.000%, 12/09/2011	125,000	127,339
5.000%, 11/15/2014	105,000	112,102
5.625%, 12/11/2017	185,000	201,755
Westpac Banking Corp.
3.000%, 12/09/2015	80,000	79,411
Willis North America, Inc.
7.000%, 09/29/2019	50,000	54,079
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	116,132

		16,346,694
Health Care - 1.55%
Abbott Laboratories
4.125%, 05/27/2020	60,000	60,111
4.350%, 03/15/2014	120,000	128,849
Aetna, Inc.
3.950%, 09/01/2020	60,000	57,855
6.000%, 06/15/2016	105,000	118,062
Amgen, Inc.
5.700%, 02/01/2019	50,000	55,809
5.750%, 03/15/2040	40,000	40,738
AstraZeneca PLC
5.900%, 09/15/2017	105,000	119,684
Baxter International, Inc.
5.900%, 09/01/2016	50,000	57,516
Becton Dickinson and Company
3.250%, 11/12/2020	60,000	55,848
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	66,760
Covidien International Finance SA
6.000%, 10/15/2017	110,000	125,167
Eli Lilly & Company
7.125%, 06/01/2025	80,000	100,600
Gilead Sciences, Inc.
4.500%, 04/01/2021	60,000	59,193
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	112,986
6.375%, 05/15/2038	50,000	56,353
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	73,930
Johnson & Johnson
5.850%, 07/15/2038	100,000	111,291
Life Technologies Corp.
5.000%, 01/15/2021	60,000	59,900
Merck & Company, Inc.
5.300%, 12/01/2013	270,000	297,187

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	$80,000	$86,510
Pharmacia Corp.
6.500%, 12/01/2018	105,000	121,489
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,703
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	52,408
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	12,985
5.800%, 03/15/2036	40,000	39,738
WellPoint, Inc.
6.375%, 06/15/2037	175,000	188,203
Wyeth
5.500%, 03/15/2013	200,000	216,648

		2,508,523
Industrials - 1.54%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	76,300
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	62,559
7.000%, 02/01/2014	125,000	142,133
Canadian National Railway Company
6.375%, 10/15/2011	50,000	51,620
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	57,895
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	112,548
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	121,798
CSX Corp.
6.250%, 04/01/2015	100,000	112,895
7.375%, 02/01/2019	105,000	126,731
Emerson Electric Company
4.875%, 10/15/2019	80,000	85,134
FedEx Corp.
8.000%, 01/15/2019	50,000	61,917
General Dynamics Corp.
5.250%, 02/01/2014	90,000	99,419
General Electric Company
5.000%, 02/01/2013	190,000	202,310
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	90,632
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	127,512
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	138,828
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	54,269
Roper Industries, Inc.
6.250%, 09/01/2019	40,000	44,058
Snap-On, Inc.
6.125%, 09/01/2021	70,000	76,147
The Boeing Company
8.750%, 09/15/2031	90,000	121,282
Union Pacific Corp.
4.000%, 02/01/2021	60,000	58,850
6.625%, 02/01/2029	85,000	98,040
United Technologies Corp.
5.375%, 12/15/2017	100,000	112,285
6.125%, 02/01/2019	125,000	145,616
Waste Management, Inc.
4.600%, 03/01/2021	60,000	59,855

374

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc. (continued)
6.125%, 11/30/2039	$50,000	$51,895

		2,492,528
Information Technology - 0.84%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	59,635
5.900%, 02/15/2039	80,000	83,013
Dell, Inc.
4.700%, 04/15/2013	130,000	138,366
5.400%, 09/10/2040	60,000	55,673
eBay, Inc.
3.250%, 10/15/2020	60,000	54,801
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	58,738
3.750%, 12/01/2020	60,000	57,550
4.750%, 06/02/2014	95,000	103,208
International Business Machines Corp.
6.500%, 10/15/2013	140,000	157,516
Microsoft Corp.
2.950%, 06/01/2014	80,000	83,188
Oracle Corp.
5.750%, 04/15/2018	145,000	162,088
SAIC, Inc.
4.450%, 12/01/2020 (S)	50,000	50,232
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	228,525
Xerox Corp.
6.750%, 12/15/2039	60,000	68,173

		1,360,706
Materials - 0.86%
Agrium, Inc.
6.750%, 01/15/2019	100,000	115,542
Alcoa, Inc.
6.750%, 07/15/2018	100,000	110,549
ArcelorMittal
5.375%, 06/01/2013	155,000	164,720
6.125%, 06/01/2018	70,000	74,079
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	59,090
Commercial Metals Company
7.350%, 08/15/2018	110,000	114,507
CRH America, Inc.
8.125%, 07/15/2018	50,000	58,757
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	170,652
5.875%, 01/15/2014	15,000	16,615
POSCO
4.250%, 10/28/2020 (S)	100,000	93,843
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	20,714
PPG Industries, Inc.
3.600%, 11/15/2020	60,000	56,404
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	105,495
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	80,521
The Dow Chemical Company
5.700%, 05/15/2018	50,000	53,789
5.900%, 02/15/2015	60,000	66,415
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	31,252

		1,392,944

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 1.71%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	$61,000	$63,850
American Tower Corp.
4.500%, 01/15/2018	60,000	58,830
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	63,911
AT&T, Inc.
5.625%, 06/15/2016	80,000	89,375
6.700%, 11/15/2013	90,000	101,217
BellSouth Corp.
6.875%, 10/15/2031	200,000	217,411
British Telecommunications PLC
9.875%, 12/15/2030	60,000	82,943
CenturyTel, Inc.
7.600%, 09/15/2039	50,000	53,522
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	162,183
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	191,300
Qwest Corp.
8.375%, 05/01/2016	70,000	83,300
Telecom Italia Capital SA
5.250%, 11/15/2013	170,000	179,348
7.721%, 06/04/2038	80,000	84,691
Telefonica Europe BV
8.250%, 09/15/2030	100,000	120,737
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	109,390
5.250%, 04/15/2013	130,000	139,993
6.900%, 04/15/2038	190,000	210,705
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	114,039
8.500%, 11/15/2018	60,000	77,016
Vodafone Group PLC
3.375%, 11/24/2015	160,000	162,505
4.375%, 03/16/2021	110,000	107,868
5.375%, 01/30/2015	190,000	208,973
5.450%, 06/10/2019	80,000	87,321

		2,770,428
Utilities - 2.07%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	77,000	75,385
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	114,613
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	59,456
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	101,552
5.200%, 08/15/2019	110,000	117,124
DTE Energy Company
6.350%, 06/01/2016	60,000	67,367
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	107,061
6.000%, 01/15/2038	50,000	54,038
7.000%, 11/15/2018	90,000	107,757
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	155,562
Enel Finance International NV
5.125%, 10/07/2019 (S)	100,000	100,719
6.250%, 09/15/2017 (S)	50,000	54,671
Entergy Corp.
5.125%, 09/15/2020	70,000	68,235

375

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Entergy Texas, Inc.
7.125%, 02/01/2019	$50,000	$58,176
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	39,095
FirstEnergy Corp.
6.450%, 11/15/2011	2,000	2,059
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	62,096
Florida Power & Light Company
5.650%, 02/01/2037	60,000	61,867
Georgia Power Company
5.950%, 02/01/2039	100,000	106,157
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	193,889
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	106,646
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	148,522
Oglethorpe Power Corp.
5.375%, 11/01/2040	60,000	56,218
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	69,412
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	55,539
6.050%, 03/01/2034	60,000	62,475
6.250%, 12/01/2013	135,000	149,053
PacifiCorp
6.000%, 01/15/2039	105,000	112,828
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	71,410
Progress Energy, Inc.
4.400%, 01/15/2021	55,000	54,523
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	133,788
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	67,051
Southern California Edison Company
5.350%, 07/15/2035	130,000	129,918
Southern Company
2.375%, 09/15/2015	100,000	98,194
Southwestern Public Service Company
8.750%, 12/01/2018	70,000	87,431
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	45,480
8.875%, 11/15/2038	70,000	101,447
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	89,380

		3,346,194

TOTAL CORPORATE BONDS (Cost $37,819,494)		$40,739,113

CAPITAL PREFERRED SECURITIES - 0.12%
Industrials - 0.12%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%) 10/28/2015 (Q)(S)	190,000	193,088

TOTAL CAPITAL PREFERRED SECURITIES (Cost $190,000)		$193,088

MUNICIPAL BONDS - 0.60%
California - 0.10%
State of California
7.500%, 04/01/2034	80,000	86,369

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
University of California
5.770%, 05/15/2043	70,000	$67,617

		153,986
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	39,148
Illinois - 0.10%
State of Illinois
5.100%, 06/01/2033	115,000	93,015
7.350%, 07/01/2035	60,000	61,714

		154,729
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	62,447
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	97,457
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	68,536
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	60,414

		128,950
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	61,891
Texas - 0.07%
State of Texas
5.517%, 04/01/2039	60,000	61,095
Texas Transportation Commission
5.178%, 04/01/2030	60,000	59,060

		120,155
Utah - 0.07%
State of Utah
3.539%, 07/01/2025	80,000	74,044
4.554%, 07/01/2024	40,000	40,732

		114,776
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	40,000	39,774

TOTAL MUNICIPAL BONDS (Cost $980,824)		$973,313

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.86%
Commercial & Residential - 4.86%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	225,882
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	524,201
Series 2005-T20, Class A3,
5.149%, 10/12/2042 (P)	530,000	548,459
Series 2006-PW12, Class A4,
5.723%, 09/11/2038 (P)	190,000	208,126
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.733%, 03/15/2049 (P)	67,201	67,137

376

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.346%, 01/15/2046 (P)	170,000	$182,221
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	62,199
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3,
4.578%, 06/10/2048	100,000	102,519
Series 2001-2, Class A4,
6.290%, 08/11/2033	363,768	365,255
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	416,937
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	158,607
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	325,000	332,565
Series 2005-LDP5, Class A4,
5.202%, 12/15/2044 (P)	835,000	893,686
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	80,000	82,859
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.928%, 07/15/2044 (P)	180,000	192,373
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.669%, 05/12/2039 (P)	800,000	828,663
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	465,523
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	196,846
Series 2007-T27, Class A4,
5.646%, 06/11/2042 (P)	630,000	690,897
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	468,031
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	318,273
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	533,750

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,364,675)		$7,865,009

ASSET BACKED SECURITIES - 0.26%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	286,426
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	130,000	131,089

TOTAL ASSET BACKED SECURITIES (Cost $415,353)		$417,515

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.04%
Money Market Funds* - 0.04%
State Street Institutional US Government
Money Market Fund, 0.0248%	59,042	$59,042

TOTAL SHORT-TERM INVESTMENTS (Cost $59,042)		$59,042

Total Investments (Total Bond Market Trust B)
(Cost $151,722,793) - 99.17%		$160,328,778
Other assets and liabilities, net - 0.83%		1,348,053

TOTAL NET ASSETS - 100.00%		$161,676,831

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.54%
U.S. Government - 1.35%
Treasury Inflation Protected Securities
1.750%, 01/15/2028	$3,573,536	$3,636,630
2.000%, 01/15/2026	4,881,316	5,202,033
2.375%, 01/15/2025 to 01/15/2027	3,265,545	3,644,158
2.500%, 01/15/2029	21,434,413	24,239,299
3.625%, 04/15/2028	1,225,242	1,577,978
3.875%, 04/15/2029	8,304,342	11,097,325

		49,397,423
U.S. Government Agency - 25.19%
Federal Home Loan Mortgage Corp.
2.726%, 06/01/2034 (P)	302,841	317,839
2.810%, 01/01/2029 (P)	236,108	248,500
4.500%, TBA	10,000,000	10,143,581
4.500%, 10/01/2039 to 04/01/2041	21,131,646	21,460,587
5.500%, 07/01/2038 to 12/01/2038	4,640,041	4,943,803
6.000%, TBA	1,000,000	1,085,569
6.000%, 03/01/2016 to 07/01/2038	714,329	776,953
Federal National Mortgage Association
1.518%, 06/01/2043 (P)	1,294,093	1,294,313
1.718%, 10/01/2040 (P)	217,629	218,132
2.452%, 09/01/2035 (P)	3,616,264	3,779,408
4.000%, TBA	6,000,000	6,157,942
4.049%, 05/01/2036 (P)	2,592,272	2,788,567
4.500%, TBA	244,400,000	248,751,902
4.500%, 09/01/2013 to 04/01/2041	166,811,684	170,077,216
4.770%, 09/01/2035 (P)	398,828	422,493
5.000%, TBA	123,000,000	128,112,839
5.000%, 02/01/2034 to 04/01/2037	10,060,677	10,564,018
5.003%, 05/01/2035 (P)	461,334	491,764
5.500%, TBA	22,400,000	23,914,547
5.500%, 06/01/2011 to 06/01/2040	137,715,250	147,496,795
6.000%, TBA	5,900,000	6,397,715
6.000%, 12/01/2016 to 01/01/2039	113,117,889	123,077,218
6.500%, 03/01/2036 to 11/01/2037	71,465	80,042
Government National
Mortgage Association
2.125%, 10/20/2029 to 11/20/2029 (P)	412,523	425,905
2.625%, 09/20/2021 (P)	51,725	52,984
2.750%, 01/20/2032 to 02/20/2032 (P)	578,160	593,646
3.375%, 05/20/2023 to 05/20/2030 (P)	606,024	623,624
Small Business Administration
4.504%, 02/10/2014	182,135	190,116
4.880%, 11/01/2024	107,329	113,511
5.130%, 09/01/2023	184,141	195,653

377

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Small Business Administration (continued)
5.520%, 06/01/2024		$3,722,828	$3,967,164
6.344%, 08/10/2011		62,092	63,231

			918,827,577

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $961,664,158)			$968,225,000

FOREIGN GOVERNMENT
OBLIGATIONS - 10.04%
Brazil - 0.04%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,584,540
Canada - 3.28%
Canada Housing Trust
1.375%, 01/27/2014		$5,200,000	5,181,717
2.750%, 12/15/2015 (S)	CAD	5,200,000	5,329,960
3.350%, 12/15/2020		6,800,000	6,820,130
4.550%, 12/15/2012		1,600,000	1,725,987
Government of Canada
1.500%, 12/01/2012		3,700,000	3,803,692
1.750%, 03/01/2013		10,600,000	10,924,370
2.000%, 12/01/2014		5,500,000	5,592,924
2.500%, 09/01/2013		8,600,000	8,977,176
4.500%, 06/01/2015		700,000	778,224
Province of Ontario
1.875%, 09/15/2015		$1,800,000	1,764,853
4.200%, 06/02/2020	CAD	26,900,000	28,148,304
4.600%, 06/02/2039		1,800,000	1,878,591
4.700%, 06/02/2037		36,400,000	38,457,848
Province of Quebec
4.500%, 12/01/2020		300,000	319,213

			119,702,989
China - 0.02%
Export-Import Bank of China
4.875%, 07/21/2015 (S)		$500,000	537,281
France - 0.36%
Societe Financement de
l’Economie Francaise
0.503%, 07/16/2012 (P)(S)		2,000,000	2,005,100
2.125%, 05/20/2012	EUR	2,900,000	4,132,240
3.375%, 05/05/2014 (S)		$6,500,000	6,819,040

			12,956,380
Japan - 5.03%
Government of Japan
zero coupon, 04/25/2011	JPY	15,270,000,000	183,564,933
Mexico - 0.10%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,832,634
9.500%, 12/18/2014		7,800,000	718,066

			3,550,700
Panama - 0.02%
Republic of Panama
7.250%, 03/15/2015		$700,000	813,750
Russia - 0.45%
Government of Russia
3.625%, 04/29/2015		600,000	606,750
7.500%, 03/31/2030		13,667,000	15,930,665

			16,537,415

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa - 0.02%
Republic of South Africa
5.875%, 05/30/2022		$500,000	$536,250
South Korea - 0.49%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,559,974
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,266,369
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,121,831

			17,948,174
Spain - 0.23%
Kingdom of Spain
2.941%, 03/25/2014 (P)	EUR	6,000,000	8,500,731

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $363,019,511)			$366,233,143

CORPORATE BONDS - 25.98%
Consumer Discretionary - 1.00%
Banque PSA Finance
2.203%, 04/04/2014 (P)(S)		$5,400,000	5,384,405
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		200,000	225,251
Comcast Corp.
5.875%, 02/15/2018		1,000,000	1,101,396
6.450%, 03/15/2037		1,000,000	1,023,651
President and Fellows of Harvard
College
6.500%, 01/15/2039 (S)		21,300,000	25,629,225
Volkswagen International Finance NV
0.917%, 04/01/2014 (P)(S)		3,000,000	3,000,927

			36,364,855
Consumer Staples - 0.07%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	219,152
Kraft Foods, Inc.
6.250%, 06/01/2012		37,000	39,242
Philip Morris International, Inc.
5.650%, 05/16/2018		2,000,000	2,222,622

			2,481,016
Energy - 1.30%
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,131,201
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)		700,000	764,400
6.510%, 03/07/2022		3,000,000	3,195,000
Gazprom via Gazprom International SA
7.201%, 02/01/2020		51,752	56,183
Gazprom via Morgan Stanley Bank AG
9.625%, 03/01/2013		100,000	113,600
Gazprom via White Nights Finance BV
10.500%, 03/08/2014		1,000,000	1,204,000
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		3,200,000	3,425,914
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		1,100,000	1,129,836
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,351,500
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,149,267
5.875%, 03/01/2018		10,000,000	10,582,870

378

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
5.500%, 01/21/2021		$8,200,000	$8,323,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,504,155
Shell International Finance BV
5.500%, 03/25/2040		400,000	404,994

			47,335,920
Financials - 21.85%
AK Transneft OJSC via
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,300,000	1,608,750
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,234,687
Ally Financial, Inc.
3.512%, 02/11/2014 (P)		600,000	601,460
5.375%, 06/06/2011		16,700,000	16,804,375
6.000%, 05/23/2012		2,400,000	2,466,000
6.250%, 12/01/2017 (S)		2,900,000	2,954,375
7.000%, 02/01/2012		4,400,000	4,537,500
7.500%, 09/15/2020 (S)		100,000	106,625
8.300%, 02/12/2015		2,600,000	2,850,250
American Express Bank FSB
6.000%, 09/13/2017		300,000	331,970
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,647,803
6.000%, 09/13/2017		300,000	333,763
American Express Company
7.000%, 03/19/2018		1,000,000	1,166,776
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	3,021,385
American Express Travel Related
Services Company, Inc.
5.250%, 11/21/2011 (S)		8,800,000	9,045,749
American General Finance Corp.
5.625%, 08/17/2011		10,000,000	10,012,500
American International Group, Inc.
0.409%, 03/20/2012 (P)		5,200,000	5,156,320
0.413%, 10/18/2011 (P)		300,000	298,677
4.900%, 06/02/2014	CAD	3,000,000	3,125,322
4.950%, 03/20/2012		$700,000	720,770
5.050%, 10/01/2015		800,000	823,924
5.375%, 10/18/2011		3,300,000	3,337,125
5.450%, 05/18/2017		400,000	410,000
5.850%, 01/16/2018		100,000	104,071
6.400%, 12/15/2020		1,800,000	1,918,899
8.250%, 08/15/2018		200,000	233,696
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		12,500,000	13,453,125
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,251,515
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,697,674
Banco Nacional De Desenvolvimento
Economico E Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,487,989
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	609,662
Banco Santander Chile
1.553%, 04/20/2012 (P)(S)		6,100,000	6,098,194

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
6.500%, 08/01/2016		$15,700,000	$17,347,856
Bank of America NA
6.000%, 10/15/2036		1,400,000	1,360,815
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,230,257
Bank of Montreal
2.850%, 06/09/2015 (S)		2,200,000	2,216,377
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,299,397
Barclays Bank Plc
2.375%, 01/13/2014		1,800,000	1,808,741
Barclays Bank PLC
2.500%, 01/23/2013		20,000,000	20,338,100
5.450%, 09/12/2012		12,500,000	13,252,138
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		2,900,000	2,862,364
BBVA Bancomer SA/institucion de
Banca Multiple/Grupo Financing
4.500%, 03/10/2016 (S)		1,400,000	1,401,184
BPCE SA
2.375%, 10/04/2013 (S)		900,000	899,429
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month
LIBOR + 4.710%)
12/31/2016 (Q)(S)		1,500,000	1,158,783
Caelus Re, Ltd.
6.561%, 06/07/2011 (P)(S)		1,400,000	1,399,020
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,005,444
7.000%, 05/01/2015		7,400,000	7,464,750
Citigroup Funding, Inc.
2.250%, 12/10/2012		3,500,000	3,586,149
Citigroup, Inc.
0.580%, 06/09/2016 (P)		9,600,000	9,035,827
2.312%, 08/13/2013 (P)		2,700,000	2,779,337
5.300%, 10/17/2012		1,600,000	1,687,386
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,658,430
5.625%, 08/27/2012		2,500,000	2,626,855
5.850%, 07/02/2013		1,000,000	1,077,263
6.125%, 08/25/2036		4,200,000	4,005,099
8.500%, 05/22/2019		1,400,000	1,725,314
Countrywide Financial Corp.
5.800%, 06/07/2012		4,000,000	4,206,716
Credit Suisse/New York NY
2.200%, 01/14/2014		2,200,000	2,206,622
Deutsche Bank AG/London
6.000%, 09/01/2017		6,700,000	7,418,133
Dexia Credit Local
0.710%, 03/05/2013 (P)(S)		25,700,000	25,526,371
0.784%, 04/29/2014 (P)(S)		11,400,000	11,334,758
0.959%, 09/23/2011 (P)(S)		5,300,000	5,308,915
Export-Import Bank of Korea
4.000%, 01/29/2021		1,100,000	1,001,824
FIH Erhvervsbank A/S
0.680%, 06/13/2013 (P)(S)		40,100,000	40,065,394
Ford Motor Credit Company LLC
7.000%, 10/01/2013		500,000	539,363
7.250%, 10/25/2011		100,000	102,908
7.500%, 08/01/2012		3,600,000	3,837,236
7.800%, 06/01/2012		1,600,000	1,696,248
8.000%, 12/15/2016		1,100,000	1,247,209
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,296,074

379

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
0.503%, 01/08/2016 (P)		$1,200,000	$1,154,188
5.875%, 01/14/2038		4,200,000	4,146,551
General Electric Capital Corp. (5.500%
to 09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	12,700,000	16,423,570
General Motors Acceptance Corp.
8.000%, 11/01/2031		$5,100,000	5,663,147
GMAC, Inc.
2.200%, 12/19/2012		1,800,000	1,842,842
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		1,500,000	1,642,500
HSBC Bank PLC
2.000%, 01/19/2014 (S)		2,300,000	2,290,731
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	2,962,262
ING Bank NV
1.107%, 03/30/2012 (P)(S)		30,400,000	30,490,542
2.000%, 10/18/2013 (S)		1,200,000	1,185,572
2.650%, 01/14/2013 (S)		600,000	601,105
International Lease Finance Corp.
1.037%, 08/15/2011 (P)	EUR	2,400,000	3,337,352
5.300%, 05/01/2012		$2,800,000	2,849,000
5.750%, 06/15/2011		800,000	803,000
6.750%, 09/01/2016 (S)		2,100,000	2,247,000
Intesa Sanpaolo SpA
2.375%, 12/21/2012		21,100,000	21,236,939
2.713%, 02/24/2014 (P)(S)		5,300,000	5,367,988
JPMorgan Chase & Company
6.000%, 01/15/2018		2,500,000	2,736,918
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		1,700,000	1,859,987
JPMorgan Chase Bank NA
6.000%, 10/01/2017		5,400,000	5,898,355
KeyBank NA
0.840%, 11/21/2011 (P)	EUR	200,000	279,166
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	677,250
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	700,000	1,002,933
Lehman Brothers Holdings, Inc.
zero coupon 11/24/2008
to 07/18/2011 (H)		$21,900,000	5,557,125
2.881%, 10/22/2008 (H)		6,100,000	1,547,875
6.875%, 05/02/2018 (H)		1,100,000	288,750
Lloyds TSB Bank PLC
4.875%, 01/21/2016		2,800,000	2,883,586
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	17,082,821
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,681,376
6.875%, 04/25/2018		9,300,000	10,312,352
MetLife, Inc.
6.400%, 12/15/2036		1,300,000	1,252,030
Metropolitan Life Global Funding I
0.703%, 07/13/2011 (P)(S)		19,900,000	19,911,661

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		$2,300,000	$2,437,218
Morgan Stanley
2.812%, 05/14/2013 (P)		9,400,000	9,731,284
7.300%, 05/13/2019		400,000	449,345
Mystic Re, Ltd.
10.311%, 06/07/2011 (P)(S)		1,100,000	1,109,240
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,546,837
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,196,400
Nordea Bank AB
2.125%, 01/14/2014 (S)		1,000,000	996,828
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		1,200,000	1,276,060
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)		52,415	52,367
Pricoa Global Funding I
0.404%, 01/30/2012 (P)(S)		3,900,000	3,883,004
0.509%, 09/27/2013 (P)(S)		3,300,000	3,254,754
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,903,380
5.550%, 04/27/2015		4,300,000	4,671,821
Prudential Financial, Inc.
6.625%, 12/01/2037		900,000	978,066
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	889,875
Resona Bank, Ltd. (5.850% to
04/15/2016, then 3 month
LIBOR + 2.770%)
04/15/2016 (Q)(S)		700,000	691,310
Royal Bank of Scotland PLC
0.707%, 04/08/2011 (P)(S)		4,600,000	4,600,170
3.000%, 12/09/2011 (S)		12,900,000	13,131,000
3.950%, 09/21/2015		4,100,000	4,098,282
RZD Capital, Ltd.
5.739%, 04/03/2017		3,100,000	3,230,820
Santander US Debt SA Unipersonal
1.107%, 03/30/2012 (P)(S)		22,700,000	22,488,731
2.991%, 10/07/2013 (S)		9,500,000	9,431,752
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	7,639,705
5.125%, 08/27/2012		$5,030,000	5,188,556
5.375%, 05/15/2014		1,300,000	1,346,662
6.250%, 01/25/2016		1,100,000	1,146,750
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	2,955,596
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		4,000,000	3,951,280
Stone Street Trust
5.902%, 12/15/2015 (S)		7,500,000	7,814,325
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		2,100,000	2,077,923
Suntrust Bank
0.822%, 12/20/2011	EUR	3,800,000	5,301,884
Swedbank AB
3.625%, 12/02/2011		100,000	143,330
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$600,000	586,559
The Bear Stearns Companies LLC
0.992%, 09/26/2013 (P)	EUR	500,000	700,834
6.950%, 08/10/2012		$4,900,000	5,273,360
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017	EUR	1,000,000	1,318,608

380

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
1.042%, 05/23/2016 (P)		$2,600,000	$3,473,006
5.625%, 01/15/2017		$1,800,000	1,894,610
5.950%, 01/18/2018		8,200,000	8,791,384
6.150%, 04/01/2018		3,400,000	3,679,905
6.250%, 09/01/2017		6,600,000	7,217,219
6.375%, 05/02/2018	EUR	300,000	456,650
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		$6,300,000	6,436,697
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		700,000	729,400
UBS AG
1.413%, 02/23/2012 (P)		3,700,000	3,729,559
UBS AG/Stamford CT
1.304%, 01/28/2014 (P)		1,000,000	1,009,148
5.750%, 04/25/2018		2,400,000	2,581,104
5.875%, 12/20/2017		2,600,000	2,834,780
Vnesheconombank Via VEB
Finance, Ltd.
5.450%, 11/22/2017 (S)		1,200,000	1,218,000
Wachovia Corp.
5.625%, 10/15/2016		300,000	323,747
5.750%, 02/01/2018		7,600,000	8,358,989
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		75,400,000	82,563,000
Westpac Banking Corp.
0.783%, 07/16/2014 (P)(S)		1,000,000	1,004,276
3.585%, 08/14/2014 (S)		2,700,000	2,829,935

			797,306,816
Health Care - 0.23%
AstraZeneca PLC
5.900%, 09/15/2017		1,400,000	1,595,783
Roche Holdings, Inc.
7.000%, 03/01/2039 (S)		5,600,000	6,818,521

			8,414,304
Industrials - 0.11%
American Airlines, Series 2001-2,
Class A-1
6.978%, 04/01/2011		17,372	17,398
Noble Group, Ltd.
6.750%, 01/29/2020		2,800,000	2,996,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		1,100,000	1,159,125

			4,172,523
Materials - 0.67%
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)		400,000	438,710
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		5,000,000	5,550,000
CSN Resources SA
6.500%, 07/21/2020 (S)		4,300,000	4,579,500
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		2,800,000	3,101,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		900,000	911,250
Nucor Corp.
5.750%, 12/01/2017		5,200,000	5,875,319
Rohm & Haas Company
6.000%, 09/15/2017		2,100,000	2,315,359
Vale Overseas, Ltd.
6.250%, 01/23/2017		700,000	778,082

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. (continued)
6.875%, 11/21/2036		$700,000	$744,850

			24,294,070
Telecommunication Services - 0.60%
AT&T Corp.
7.300%, 11/15/2011		1,538,000	1,601,684
AT&T, Inc.
4.950%, 01/15/2013		500,000	532,216
5.500%, 02/01/2018		400,000	436,238
6.300%, 01/15/2038		300,000	302,136
Cellco Partnership/Verizon Wireless
Capital LLC
2.914%, 05/20/2011 (P)		10,700,000	10,735,021
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)		200,000	193,000
4.750%, 02/16/2021 (S)		300,000	279,750
Qwest Corp.
7.625%, 06/15/2015		2,700,000	3,105,000
Telecom Italia Capital SA
0.913%, 07/18/2011 (P)		4,800,000	4,800,614

			21,985,659
Utilities - 0.15%
Dominion Resources, Inc.
5.700%, 09/17/2012		150,000	159,355
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,214,658
PSEG Power LLC
6.950%, 06/01/2012		100,000	106,562

			5,480,575

TOTAL CORPORATE BONDS (Cost $922,930,921)			$947,835,738

CAPITAL PREFERRED SECURITIES - 0.70%
Financials - 0.70%
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	900,000	1,104,534
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		$13,700,000	14,248,000
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	710,947
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	1,075,214
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (Q)		$2,100,000	1,611,750
State Street Capital Trust IV
1.310%, 06/15/2037 (P)		600,000	495,088
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		5,400,000	5,332,500
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
06/17/2011 (Q)		500,000	418,750

381

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)	$438,000	$436,257

		25,433,040

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $22,964,714)		$25,433,040

CONVERTIBLE BONDS - 0.52%
Energy - 0.52%
Chesapeake Energy Corp.
2.250%, 12/15/2038	$900,000	$826,875
Transocean, Inc.
1.500%, 12/15/2037	18,400,000	18,101,000

		18,927,875

TOTAL CONVERTIBLE BONDS (Cost $17,802,877)		$18,927,875

MUNICIPAL BONDS - 2.82%
Alaska - 0.19%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046	12,000,000	7,059,240
California - 0.76%
Bay Area Toll Authority
7.043%, 04/01/2050	4,200,000	4,327,302
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,092,289
California State University
6.484%, 11/01/2041	2,000,000	1,969,520
City of Los Angeles CA
5.713%, 06/01/2039	1,000,000	926,680
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033	500,000	517,030
7.618%, 08/01/2040	800,000	785,896
Los Angeles Unified School District
4.500%, 07/01/2022	6,200,000	6,241,602
6.758%, 07/01/2034	3,300,000	3,453,780
State of California
5.650%, 04/01/2039 (P)	1,200,000	1,258,428
7.500%, 04/01/2034	1,300,000	1,403,493
7.550%, 04/01/2039	1,300,000	1,419,600
7.600%, 11/01/2040	2,600,000	2,849,158
University of California
6.398%, 05/15/2031	500,000	492,150
6.548%, 05/15/2048	800,000	790,416

		27,527,344
Illinois - 0.42%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,300,000	1,154,075
Chicago Illinois Transit Authority,
Series A
6.300%, 12/01/2021	200,000	209,908
Chicago Illinois Transit
Authority, Series B
6.300%, 12/01/2021	400,000	419,816
6.899%, 12/01/2040	3,300,000	3,247,365
Chicago Transit Authority, Series A
6.899%, 12/01/2040	3,400,000	3,345,770
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	2,697,408

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois
4.071%, 01/01/2014	$3,400,000	$3,419,278
6.900%, 03/01/2035	1,000,000	990,680

		15,484,300
Iowa - 0.19%
State of Iowa
6.750%, 06/01/2034	6,400,000	6,705,664
Tobacco Settlement Authority of Iowa,
Series A
6.500%, 06/01/2023	370,000	332,589

		7,038,253
Nebraska - 0.01%
Public Power Generation Agency
7.242%, 01/01/2041	500,000	515,280
Nevada - 0.38%
City of North Las Vegas
6.572%, 06/01/2040	11,600,000	11,532,140
County of Clark
6.820%, 07/01/2045	2,200,000	2,173,820

		13,705,960
New Jersey - 0.37%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	13,434,360
New York - 0.31%
New York City Municipal Water
Finance Authority
5.882%, 06/15/2044	5,100,000	5,115,810
6.011%, 06/15/2042	1,000,000	1,025,780
6.282%, 06/15/2042	5,100,000	5,133,252

		11,274,842
North Carolina - 0.09%
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,094,560
Ohio - 0.09%
American Municipal Power-Ohio, Inc.
8.084%, 02/15/2050	2,700,000	3,084,885
Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042	500,000	432,455
Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021	110,000	115,965
5.100%, 06/01/2022	25,000	26,356

		142,321

TOTAL MUNICIPAL BONDS (Cost $102,311,492)		$102,793,800

TERM LOANS (M) - 0.15%
Financials - 0.08%
American General Finance Corp.
7.250%, 04/08/2015	3,000,000	3,001,407
Consumer Discretionary - 0.07%
Ford Motor Company
3.020%, 12/15/2013	2,646,124	2,643,213

TOTAL TERM LOANS (Cost $5,645,730)		$5,644,620

382

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.22%
Commercial & Residential - 4.17%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.250%, 02/25/2045 (P)		$843,959	$770,768
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.291%, 05/16/2047 (S)	EUR	1,762,636	2,499,316
Series 2010-1A, Class A2B,
2.491%, 05/16/2047 (S)		5,200,000	7,372,945
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.005%, 11/15/2015 (P)(S)		$2,657,548	2,512,392
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.828%, 05/25/2035 (P)		1,537,073	1,500,123
Series 2004-A, Class 1A3,
4.963%, 09/20/2034 (P)		412,682	419,194
Bank of America
Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		18,098	18,357
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		136,100	141,565
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-4, Class 2A1,
2.643%, 05/25/2035 (P)		2,515,201	2,106,013
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		14,284,483	13,695,862
Series 2002-11, Class 1A2,
2.770%, 02/25/2033 (P)		149,633	137,215
Series 2003-8, Class 2A1,
2.859%, 01/25/2034 (P)		832,640	836,576
Series 2004-6, Class 1A1,
2.950%, 09/25/2034 (P)		104,553	79,235
Series 2004-3, Class 1A2,
2.954%, 07/25/2034 (P)		67,849	57,193
Series 2004-9, Class 2A1,
3.033%, 09/25/2034 (P)		108,451	86,031
Series 2004-7, Class 1A1,
3.336%, 10/25/2034 (P)		83,835	65,558
Series 2004-9, Class 22A1,
3.607%, 11/25/2034 (P)		955,929	954,185
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.410%, 02/25/2034 (P)		1,881,575	1,531,661
Series 2005-7, Class 22A1,
2.987%, 09/25/2035 (P)		1,482,709	1,152,648
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		2,000,000	2,143,630
Series 2007-PW18, Class A4,
5.700%, 06/13/2050		5,200,000	5,535,103
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)		13,118,728	12,407,903
Series 2005-11, Class A2A,
2.670%, 12/25/2035 (P)		577,747	557,824
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		4,100,000	4,316,633

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.450%, 06/25/2037 (P)		$13,185,455	$8,085,835
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		44,923	46,166
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.812%, 02/20/2035 (P)		4,163,569	3,559,256
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)		615,064	512,080
Series 2004-22, Class A3,
3.118%, 11/25/2034 (P)		2,375,218	2,058,506
Series 2003-10, Class A2,
5.750%, 05/25/2033		16,197	16,355
Countrywide Home Loans
Series 2005-3, Class 1A2,
0.540%, 04/25/2035 (P)		390,806	246,241
Series 2004-12, Class 11A2,
2.984%, 08/25/2034 (P)		70,722	55,997
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		162,838	164,433
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.836%, 09/25/2034 (P)		265,635	254,458
Credit Suisse Mortgage
Capital Certificates
Series 2006-C2, Class A3,
5.660%, 03/15/2039 (P)		700,000	751,684
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		11,200,000	11,622,244
European Loan Conduit, Series 25X,
Class A
1.243%, 05/15/2019 (P)	EUR	514,699	648,406
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$3,958	4,081
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.164%, 11/19/2035 (P)		609,772	550,642
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.330%, 10/25/2046 (P)		611,485	558,717
Series 2006-AR8, Class 1A1A,
0.330%, 01/25/2047 (P)		643,393	593,143
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	316,158
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,691,147
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (P)(S)		3,951,640	3,951,596
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.181%, 11/25/2035 (P)		2,482,332	2,385,812
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.474%, 05/19/2035 (P)		562,964	384,174
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.339%, 10/15/2054 (P)(S)	EUR	2,900,000	4,114,346

383

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Indymac ARM Trust, Series 2001-H2,
Class A2
1.959%, 01/25/2032 (P)	$7,560	$6,372
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	5,000,000	4,799,990
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	500,000	526,572
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,282,938
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.041%, 02/25/2035 (P)	911,092	924,364
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	401,640	376,044
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.735%, 06/15/2030 (P)	1,643,116	1,620,071
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.460%, 02/25/2036 (P)	1,136,974	866,391
Series 2005-3, Class 5A,
0.500%, 11/25/2035 (P)	933,050	840,836
Series 2005-2, Class 3A,
1.250%, 10/25/2035 (P)	515,943	449,555
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,359,637
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.315%, 10/15/2020 (P)(S)	660,518	634,965
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	5,582,186	5,649,656
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	431,633
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.808%, 08/12/2045 (S)(P)	1,300,000	1,402,451
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	228,049	231,310
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.650%, 02/25/2019 (P)	40,832	39,921
Series 2004-CL1, Class 1A2,
0.650%, 02/25/2034 (P)	332,743	305,017
Residential Funding
Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	28,670	28,833
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	280,159
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2
5.825%, 07/22/2030 (P)(S)	633,246	651,071
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.603%, 07/25/2034 (P)	197,464	182,533

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.480%, 05/25/2045 (P)	$50,297	$34,051
Series 2005-AR5, Class A3,
0.504%, 07/19/2035 (P)	2,329,144	2,193,167
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.364%, 01/25/2032 (P)	24,199	20,996
Series 2002-1A, Class 4A,
2.680%, 02/25/2032 (P)	26,013	25,181
Series 2006-11, Class A1,
2.768%, 10/25/2035 (P)(S)	1,211,131	991,660
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.360%, 11/25/2046 (P)	1,400,791	1,382,544
Series 2006-5, Class A1,
0.370%, 10/25/2046 (P)	3,503,895	3,471,144
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.335%, 06/15/2020 (P)(S)	4,468,950	4,137,573
Series 2006-WL7A, Class A1,
0.345%, 09/15/2021 (P)(S)	7,137,583	7,073,939
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.480%, 04/25/2045 (P)	54,995	47,482
Series 2005-AR13, Class A1A1,
0.540%, 10/25/2045 (P)	536,238	462,118
Series 2005-AR2, Class 2A1A,
0.560%, 01/25/2045 (P)	32,082	27,015
Series 2002-AR17, Class 1A,
1.512%, 11/25/2042 (P)	235,835	208,423
Series 2002-AR2, Class A,
2.734%, 02/27/2034 (P)	96,448	98,627
Washington Mutual
Mortgage Securities Corp.
Series 2002-AR9, Class 1A,
1.712%, 08/25/2042 (P)	832,155	751,704
Series 2003-AR1, Class 2A,
2.359%, 02/25/2033 (P)	185,972	172,712
Washington Mutual, Inc.,
Series 2002-AR6, Class A
1.712%, 06/25/2042 (P)	9,824	8,143
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.772%, 03/25/2036 (P)	2,612,816	2,326,457
Series 2004-CC, Class A1,
4.910%, 01/25/2035 (P)	2,249,866	2,260,714
U.S. Government Agency - 1.05%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.405%, 07/15/2019 (P)	2,215,362	2,217,838
Series 3335, Class FT,
0.405%, 08/15/2019 (P)	5,253,931	5,260,230
Series 3149, Class LF,
0.555%, 05/15/2036 (P)	1,806,365	1,805,052
Series T-63, Class 1A1,
1.518%, 02/25/2045 (P)	243,405	235,281
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	846,950

384

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2906, Class GZ,
5.000%, 09/15/2034	$409,785	$427,657
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	423,795
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	420,417
Series 24989, Class PE,
6.000%, 08/15/2032	655,893	715,812
Series 2503, Class PZ,
6.000%, 09/15/2032	2,328,447	2,574,601
Series 2362, Class ZA,
6.500%, 09/15/2031	641,841	723,155
Series 2204, Class Z,
7.500%, 12/20/2029	682,787	786,193
Series 2247, Class Z,
7.500%, 08/15/2030	362,482	415,615
Federal National Mortgage Association
Series 2007-73, Class A1,
0.310%, 07/25/2037 (P)	202,370	199,636
Series 2004-11, Class A,
0.370%, 03/25/2034 (P)	34,870	32,643
Series 2007-30, Class AF,
0.560%, 04/25/2037 (P)	2,707,228	2,676,987
Series 2004-W2, Class 1A3F,
0.600%, 02/25/2044 (P)	91,418	91,340
Series 2003-116, Class FA,
0.650%, 11/25/2033 (P)	229,720	229,926
Series 2005-75, Class FL,
0.700%, 09/25/2035 (P)	4,949,455	4,900,252
Series 2006-5, Class 3A2,
2.558%, 05/25/2035 (P)	286,437	296,894
Series 2003-21, Class M,
5.000%, 02/25/2017	130,226	132,275
Series 2005-9, Class ZA,
5.000%, 02/25/2035	680,141	709,453
Series 2005-14, Class KZ,
5.000%, 03/25/2035	135,464	131,358
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	8,943,359	9,856,731
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	230,039	248,900
Series 2003-W1, Class 1A1,
6.399%, 12/25/2042 (P)	408,486	447,131
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	136,595	144,921
Series 2005-3, Class JZ,
5.000%, 01/16/2035	136,028	132,255
Series 2005-3, Class KZ,
5.000%, 01/16/2035	136,028	145,003
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,079,214	1,139,818

		38,368,119

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $193,646,184)		$190,421,495

ASSET BACKED SECURITIES - 1.96%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.340%, 06/25/2047 (P)	603,906	582,793

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
0.320%, 06/25/2047 (P)		$158,468	$156,654
Daimler Chrysler Auto Trust,
Series 2008-B, Class A3B
1.740%, 09/10/2012 (P)		483,323	484,059
Duane Street CLO, Series 2005-1A,
Class A
0.562%, 11/08/2017 (P)(S)		38,038,719	36,429,035
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.620%, 05/25/2040 (P)(S)		1,138,813	932,398
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.950%, 01/25/2032 (P)		10,898	10,097
Hillmark Funding, Series 2006-1A,
Class A1
0.563%, 05/21/2021 (P)(S)		10,800,000	10,094,922
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.300%, 12/25/2036 (P)		58,732	58,210
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.530%, 10/25/2034 (P)		86,584	72,288
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.330%, 05/25/2037 (P)		615,500	588,542
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.562%, 10/25/2034 (P)		270,477	268,559
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	1,065,138	1,362,753
SLM Student Loan Trust
Series 2008-9, Class A,
1.803%, 04/25/2023 (P)		$17,355,164	17,913,856
Series 2010-C, Class A2,
2.905%, 12/16/2019 (P)(S)		1,000,000	1,023,787
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.330%, 06/25/2037 (P)		1,511,022	1,320,008
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.300%, 10/25/2036 (P)		127,698	127,183

TOTAL ASSET BACKED SECURITIES (Cost $71,206,309)			$71,425,144

PREFERRED SECURITIES - 0.20%
Financials - 0.20%
DG Funding Trust, 2.540%		981	$7,506,993

TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$7,506,993

SHORT-TERM INVESTMENTS - 34.58%
Commercial Paper* - 7.54%
Banco Bradesco SA
1.291%, 06/27/2011		$33,600,000	$33,480,720
Daimler Finance North America LLC
0.440%, 05/17/2011		600,000	599,663
Itau Unibanco Holding SA
1.403%, 12/05/2011		1,900,000	1,881,227
1.605%, 02/06/2012		23,600,000	23,269,062
1.750%, 01/17/2012		11,700,000	11,497,673
Kells Funding LLC
0.230%, 04/15/2011		3,100,000	3,099,723
0.280%, 06/29/2011		7,300,000	7,294,947
0.280%, 07/08/2011		13,200,000	13,189,939

385

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper* (continued)
Kells Funding LLC (continued)
0.280%, 07/13/2011	$4,200,000	$4,196,635
0.280%, 07/18/2011	4,800,000	4,795,968
0.300%, 07/07/2011	8,400,000	8,393,210
0.310%, 05/12/2011	26,700,000	26,690,573
0.330%, 05/11/2011	18,400,000	18,393,253
0.340%, 05/06/2011	18,400,000	18,393,918
0.360%, 06/07/2011	6,000,000	5,995,980
Nissan Motor Acceptance Corp.
0.600%, 06/22/2011	5,400,000	5,392,620
Straight A Funding LLC
0.170%, 04/04/2011	10,000,000	9,999,858
0.230%, 04/11/2011	9,300,000	9,299,406
0.240%, 06/02/2011	3,100,000	3,098,719
0.240%, 06/06/2011	5,300,000	5,297,668
0.250%, 05/05/2011	3,800,000	3,799,103
0.250%, 05/09/2011	9,100,000	9,097,599
0.250%, 05/09/2011	32,600,000	32,591,397
0.250%, 05/11/2011	1,700,000	1,699,528
0.250%, 05/11/2011	4,500,000	4,498,750
0.250%, 05/16/2011	500,000	499,844
0.250%, 05/18/2011	4,200,000	4,198,629
0.250%, 06/03/2011	800,000	799,650
0.250%, 06/03/2011	800,000	799,650
0.250%, 06/07/2011	2,700,000	2,698,744

		274,943,656
U.S. Government & Agency
Obligations* - 22.95%
U.S. Treasury Bill, 0.125%, 08/25/2011	70,553,000	70,498,523
U.S. Treasury Bill, 0.148%, 08/04/2011	45,000,000	44,961,041
U.S. Treasury Bill, 0.158%, 09/01/2011	91,800,000	91,728,507
U.S. Treasury Bill, 0.160%, 07/14/2011	137,600,000	137,498,545
U.S. Treasury Bill, 0.161%, 07/28/2011	107,600,000	107,537,811
U.S. Treasury Bill,
0.165%, 08/18/2011 (F)	202,400,000	202,236,005
U.S. Treasury Bill,
0.175%, 08/11/2011 (F)	144,600,000	144,507,756
U.S. Treasury Bill, 0.183%, 06/23/2011	2,800,000	2,799,310
U.S. Treasury Bill, 0.207%, 06/16/2011	11,900,000	11,896,437
U.S. Treasury Bill, 0.229%, 06/30/2011	23,600,000	23,593,736

		837,257,671
Repurchase Agreement - 4.09%
Citigroup Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.150% to be repurchased at
$6,600,028 on 04/01/2011,
collateralized by $6,735,000 Federal
Home Loan Mortgage Corp., 1.000%
due 03/21/2013 (valued at $6,728,622,
including interest)	6,600,000	6,600,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.100% to be repurchased at
$37,000,103 on 04/01/2011,
collateralized by $36,177,000
U.S. Treasury Bonds, 4.750% due
02/15/2041 (valued at $38,070,359,
including interest)	37,000,000	37,000,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Morgan Stanley Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.130% to be repurchased at
$30,900,112 on 04/01/2011,
collateralized by $33,831,000
U.S. Treasury Notes, 2.625% due
08/15/2020 (valued at $31,791,667,
including interest)	$30,900,000	$30,900,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 03/31/2011 at
0.140% to be repurchased at
$73,300.285 on 04/01/2011,
collateralized by $46,760,000
U.S. Treasury Notes, 2.750% due
02/15/2019 (valued at $46,024,935,
including interest) and $28,377,900
U.S. Treasury Notes, 3.500% due
05/15/2020 (valued at $29,247,659,
including interest)	73,300,000	73,300,000
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at
0.010% to be repurchased at
$1,445,000 on 04/01/2011,
collateralized by $1,475,000 Federal
National Mortgage Association
Discount Notes., 0.010% due
05/02/2011 (valued at $1,475,000,
including interest).	1,445,000	1,445,000

		149,245,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,261,446,327)		$1,261,446,327

Total Investments (Total Return Trust)
(Cost $3,932,975,144) - 108.71%		$3,965,893,175
Other assets and liabilities, net - (8.71%)		(317,862,033)

TOTAL NET ASSETS - 100.00%		$3,648,031,142

TBA SALE COMMITMENTS OUTSTANDING
U.S. Government - (0.38)%
U.S. Treasury Notes
2.625%, 11/15/2020	(6,000,000)	(5,590,782)
U.S. Treasury Notes
3.625%, 02/15/2021	(8,100,000)	(8,203,777)

		(13,794,559)
U.S. Government Agency - (0.33)%
5.000%, TBA	(9,300,000)	(9,716,733)
6.000%, TBA	(2,000,000)	(2,193,795)

		(11,910,528)

TOTAL TBA SALE COMMITMENTS
OUTSTANDING (Cost $(25,902,149))		$(25,705,087)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.02%
Consumer Discretionary - 11.68%
Auto Components - 0.43%
American Axle &
Manufacturing Holdings, Inc. (I)(L)	1,576	$19,842

386

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Amerigon, Inc. (I)	785	$11,987
BorgWarner, Inc. (I)	2,945	234,687
Cooper Tire & Rubber Company	1,660	42,745
Dana Holding Corp. (I)	3,216	55,926
Dorman Products, Inc. (I)	527	22,181
Drew Industries, Inc.	629	14,046
Exide Technologies (I)	2,135	23,869
Federal Mogul Corp. (I)	2,579	64,217
Fuel Systems Solutions, Inc. (I)	447	13,490
Gentex Corp.	3,535	106,934
Icahn Enterprises LP	1,894	75,684
Johnson Controls, Inc.	16,245	675,305
Modine Manufacturing Company (I)	1,044	16,850
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	2,051	8,922
Spartan Motors, Inc.	933	6,400
Standard Motor Products, Inc.	572	7,911
Stoneridge, Inc. (I)	932	13,626
Superior Industries International, Inc.	760	19,486
Tenneco, Inc. (I)(L)	1,332	56,543
The Goodyear Tire & Rubber Company (I)(L)	6,237	93,430
TRW Automotive Holdings Corp. (I)	3,019	166,287
Wonder Auto Technology, Inc. (I)	330	1,789

		1,752,157
Automobiles - 0.68%
Ford Motor Company (I)	85,329	1,272,255
General Motors Company (I)	37,124	1,151,958
Harley-Davidson, Inc.	5,920	251,541
Tesla Motors, Inc. (I)(L)	2,090	57,893
Thor Industries, Inc. (L)	1,431	47,752
Winnebago Industries, Inc. (I)(L)	939	12,554

		2,793,953
Distributors - 0.08%
Audiovox Corp., Class A (I)	834	6,672
Core-Mark Holding Company, Inc. (I)(L)	358	11,832
Genuine Parts Company (L)	3,855	206,782
LKQ Corp. (I)(L)	3,598	86,712
Pool Corp. (L)	1,235	29,776
Weyco Group, Inc.	346	8,463

		350,237
Diversified Consumer Services - 0.31%
American Public Education, Inc. (I)	485	19,618
Apollo Group, Inc., Class A (I)	3,677	153,368
Bridgepoint Education, Inc. (I)(L)	1,381	23,615
Capella Education Company (I)	411	20,464
Career Education Corp. (I)	1,987	45,145
Coinstar, Inc. (I)	784	36,001
Corinthian Colleges, Inc. (I)(L)	2,297	10,153
CPI Corp. (L)	134	3,016
DeVry, Inc.	1,788	98,465
Education Management Corp. (I)(L)	2,956	61,899
Grand Canyon Education, Inc. (I)	1,175	17,038
H&R Block, Inc. (L)	8,467	141,738
Hillenbrand, Inc.	1,560	33,540
ITT Educational Services, Inc. (I)(L)	886	63,925
K12, Inc. (I)	824	27,769
Learning Tree International, Inc.	517	4,544
Lincoln Educational Services Corp.	724	11,504
Mac-Gray Corp.	473	7,629
Matthews International Corp., Class A	756	29,144
Nobel Learning Communities, Inc. (I)	372	3,672
Pre-Paid Legal Services, Inc. (I)(L)	284	18,744
Princeton Review, Inc. (I)	1,213	463

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Regis Corp. (L)	1,465	$25,989
Service Corp. International	6,475	71,614
Sotheby’s (L)	1,738	91,419
Steiner Leisure, Ltd. (I)	383	17,718
Stewart Enterprises, Inc., Class A (L)	2,683	20,498
Stonemor Partners LP	452	12,787
Strayer Education, Inc. (L)	328	42,801
Universal Technical Institute, Inc.	645	12,545
Weight Watchers International, Inc.	1,933	135,503

		1,262,328
Hotels, Restaurants & Leisure - 1.99%
AFC Enterprises, Inc. (I)	941	14,237
Ambassadors Group, Inc.	649	7,107
Ameristar Casinos, Inc. (L)	1,458	25,880
Bally Technologies, Inc. (I)	1,407	53,255
Biglari Holdings, Inc. (I)	42	17,789
BJ’s Restaurants, Inc. (I)(L)	742	29,183
Bob Evans Farms, Inc.	755	24,613
Boyd Gaming Corp. (I)(L)	2,281	21,373
Brinker International, Inc.	2,625	66,413
Buffalo Wild Wings, Inc. (I)	486	26,453
California Pizza Kitchen, Inc. (I)	687	11,597
Caribou Coffee Company, Inc. (I)	607	6,173
Carnival Corp.	15,254	585,143
Carrols Restaurant Group, Inc. (I)	696	6,452
CEC Entertainment, Inc.	565	21,317
Cedar Fair LP (L)	1,453	27,898
Chipotle Mexican Grill, Inc. (I)(L)	806	219,530
Choice Hotels International, Inc. (L)	1,424	55,322
Churchill Downs, Inc.	397	16,476
Cracker Barrel Old Country Store, Inc. (L)	568	27,912
Darden Restaurants, Inc.	3,483	171,120
Denny’s Corp. (I)	3,079	12,501
DineEquity, Inc. (I)	485	26,665
Domino’s Pizza, Inc. (I)	1,549	28,548
Dover Downs Gaming & Entertainment, Inc.	1,084	3,892
Einstein Noah Restaurant Group, Inc.	528	8,596
Empire Resorts, Inc. (I)	1,227	761
Frischs Restaurants, Inc.	223	4,739
Gaylord Entertainment Company (I)(L)	1,164	40,368
Great Wolf Resorts, Inc. (I)	1,360	2,870
Hyatt Hotels Corp., Class A (I)	4,309	185,459
International Game Technology (L)	7,480	121,400
International Speedway Corp., Class A (L)	1,154	34,389
Interval Leisure Group, Inc. (I)	1,530	25,016
Isle of Capri Casinos, Inc. (I)	967	9,187
Jack in the Box, Inc. (I)(L)	1,358	30,799
Krispy Kreme Doughnuts, Inc. (I)(L)	2,345	16,509
Las Vegas Sands Corp. (I)	16,619	701,654
Life Time Fitness, Inc. (I)(L)	1,080	40,295
Luby’s, Inc. (I)	908	4,803
Marcus Corp.	908	9,897
Marriott International, Inc., Class A (L)	8,920	317,374
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	594	4,289
McDonald’s Corp.	26,257	1,997,895
MGM Resorts International (I)(L)	11,898	156,459
Monarch Casino & Resort, Inc. (I)	603	6,271
Morgans Hotel Group Company (I)(L)	1,110	10,878
Multimedia Games, Inc. (I)	1,173	6,721
O’Charley’s, Inc. (I)(L)	864	5,158
Orient-Express Hotels, Ltd., Class A (I)(L)	2,148	26,571
P.F. Chang’s China Bistro, Inc.	587	27,114
Panera Bread Company, Class A (I)(L)	761	96,647

387

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc. (I)	701	$22,201
Peet’s Coffee & Tea, Inc. (I)(L)	412	19,813
Penn National Gaming, Inc. (I)(L)	1,956	72,489
Pinnacle Entertainment, Inc. (I)	1,680	22,882
Red Lion Hotels Corp. (I)	788	6,462
Red Robin Gourmet Burgers, Inc. (I)(L)	453	12,186
Royal Caribbean Cruises, Ltd. (I)	5,405	223,010
Ruby Tuesday, Inc. (I)	1,518	19,901
Ruth’s Hospitality Group, Inc. (I)(L)	760	3,922
Scientific Games Corp., Class A (I)	2,387	20,862
Shuffle Master, Inc. (I)	1,636	17,472
Silverleaf Resorts, Inc. (I)	1,303	3,166
Sonic Corp. (I)	1,653	14,960
Speedway Motorsports, Inc.	1,114	17,802
Starbucks Corp.	18,545	685,238
Starwood Hotels &
Resorts Worldwide, Inc. (L)	4,682	272,118
Texas Roadhouse, Inc., Class A (L)	1,825	31,007
The Cheesecake Factory, Inc. (I)(L)	1,536	46,218
Vail Resorts, Inc. (I)(L)	903	44,030
Wendy’s/Arby’s Group, Inc., Class A	11,848	59,595
WMS Industries, Inc. (I)(L)	1,380	48,783
Wyndham Worldwide Corp.	4,512	143,527
Wynn Resorts, Ltd.	3,108	395,493
Yum! Brands, Inc.	11,637	597,909

		8,200,014
Household Durables - 0.51%
American Greetings Corp., Class A (L)	1,063	25,087
Beazer Homes USA, Inc. (I)	3,121	14,263
Blyth, Inc.	267	8,675
Cavco Industries, Inc. (I)	220	9,935
CSS Industries, Inc.	321	6,051
D.R. Horton, Inc. (L)	8,074	94,062
Ethan Allen Interiors, Inc. (L)	843	18,462
Fortune Brands, Inc.	3,862	239,019
Furniture Brands International, Inc. (I)	1,706	7,762
Garmin, Ltd. (I)	392	13,273
Harman International Industries, Inc.	1,775	83,106
Helen of Troy, Ltd. (I)	821	24,137
Hooker Furniture Corp.	426	5,095
Hovnanian Enterprises, Inc., Class A (I)(L)	2,447	8,638
iRobot Corp. (I)	728	23,944
Jarden Corp.	2,302	81,882
KB Home (L)	2,244	27,915
Kid Brands, Inc. (I)	879	6,461
La-Z-Boy, Inc. (I)	1,430	13,657
Leggett & Platt, Inc. (L)	3,693	90,479
Lennar Corp., Class A (L)	4,099	74,274
Libbey, Inc. (I)	261	4,307
M/I Homes, Inc. (I)	494	7,405
MDC Holdings, Inc. (L)	1,199	30,395
Meritage Homes Corp. (I)(L)	854	20,607
Mohawk Industries, Inc. (I)	1,725	105,484
Newell Rubbermaid, Inc.	7,011	134,120
NVR, Inc. (I)(L)	150	113,400
Pulte Group, Inc. (I)(L)	9,735	72,039
Ryland Group, Inc.	1,194	18,985
Sealy Corp. (I)(L)	2,735	6,947
Skyline Corp.	279	5,594
Standard Pacific Corp. (I)(L)	2,911	10,858
Stanley Black & Decker, Inc.	3,358	257,223
Stanley Furniture Company, Inc. (I)	419	2,313
Tempur-Pedic International, Inc. (I)(L)	1,861	94,278
Toll Brothers, Inc. (I)(L)	4,180	82,639

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Tupperware Brands Corp.	1,614	$96,372
Universal Electronics, Inc. (I)	417	12,327
Whirlpool Corp. (L)	1,882	160,648

		2,112,118
Internet & Catalog Retail - 0.85%
1-800-Flowers.com, Inc., Class A (I)	2,074	6,844
Amazon.com, Inc. (I)	11,188	2,015,294
Blue Nile, Inc. (I)(L)	391	21,110
drugstore.com, Inc. (I)(L)	3,397	13,078
Expedia, Inc. (L)	7,267	164,670
Gaiam, Inc., Class A	868	5,729
HSN, Inc. (I)	1,482	47,468
Liberty Media Corp. - Interactive, Series A (I)	14,985	240,359
Netflix, Inc. (I)	1,334	316,598
NutriSystem, Inc.	796	11,534
Orbitz Worldwide, Inc. (I)	2,470	8,818
Overstock.com, Inc. (I)	678	10,658
PetMed Express, Inc.	647	10,261
priceline.com, Inc. (I)	1,167	591,015
Shutterfly, Inc. (I)(L)	738	38,642
US Auto Parts Network, Inc. (I)	1,037	9,022
ValueVision Media, Inc. (I)(L)	1,133	7,206
Vitacost.com, Inc. (I)	508	2,896

		3,521,202
Leisure Equipment & Products - 0.16%
Arctic Cat, Inc. (I)	718	11,165
Brunswick Corp. (L)	2,310	58,743
Callaway Golf Company (L)	1,865	12,719
Eastman Kodak Company (I)(L)	7,100	22,933
Hasbro, Inc. (L)	3,376	158,132
Jakks Pacific, Inc. (I)(L)	799	15,461
Johnson Outdoors, Inc. (I)	529	8,036
Leapfrog Enterprises, Inc. (I)	2,008	8,675
Marine Products Corp. (I)(L)	1,143	9,064
Mattel, Inc.	9,007	224,545
Polaris Industries, Inc. (L)	824	71,704
RC2 Corp. (I)	636	17,872
Smith & Wesson Holding Corp. (I)	1,683	5,975
Steinway Musical Instruments, Inc. (I)	327	7,263
Sturm Ruger & Company, Inc.	542	12,450

		644,737
Media - 3.07%
Arbitron, Inc.	721	28,862
Belo Corp., Class A (I)(L)	2,730	24,051
Cablevision Systems Corp., Class A (L)	7,500	259,575
Carmike Cinemas, Inc. (I)	435	3,110
CBS Corp., Class B	17,172	429,987
Cinemark Holdings, Inc.	2,769	53,580
CKX, Inc. (I)	2,791	11,778
Clear Channel Outdoor
Holdings, Inc., Class A (I)	9,238	134,413
Comcast Corp., Class A	69,631	1,721,278
Crown Media Holdings, Inc. (I)(L)	6,798	15,771
Cumulus Media, Inc., Class A (I)(L)	1,517	6,584
DIRECTV, Class A (I)	21,587	1,010,272
Discovery Communications, Inc., Series A (I)	7,038	280,816
DISH Network Corp. (I)	11,196	272,735
DreamWorks Animation SKG, Inc. (I)(L)	2,149	60,022
Entercom Communications Corp., Class A (I)	1,127	12,420
Entravision
Communications Corp., Class A (I)(L)	3,353	9,087
EW Scripps Company (I)	1,307	12,939
Fisher Communications, Inc. (I)	347	10,785

388

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc. (L)	6,039	$91,974
Global Traffic Network, Inc. (I)	828	10,325
Gray Television, Inc. (I)	1,835	3,798
Harte-Hanks, Inc.	1,749	20,813
John Wiley & Sons, Inc.	1,367	69,498
Journal Communications, Inc., Class A (I)	1,765	10,590
Knology, Inc. (I)	1,122	14,485
Lamar Advertising Company, Class A (I)(L)	2,335	86,255
Liberty Global, Inc., Series A (I)(L)	6,421	265,894
Liberty Media Corp. - Capital, Series A (I)	2,260	166,494
LIN TV Corp., Class A (I)	1,823	10,810
Live Nation Entertainment, Inc. (I)	4,329	43,290
LodgeNet Interactive Corp. (I)(L)	781	2,843
Madison Square Garden, Inc., Class A (I)	340	9,177
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,185	4,396
Media General, Inc., Class A (I)(L)	1,543	10,616
Meredith Corp. (L)	1,091	37,007
Morningstar, Inc.	1,201	70,114
National CineMedia, Inc.	1,150	21,471
News Corp., Class A	65,270	1,146,141
Nexstar Broadcasting Group, Inc. (I)	954	8,271
Omnicom Group, Inc.	7,528	369,324
Outdoor Channel Holdings, Inc. (I)	836	6,237
PRIMEDIA, Inc.	1,484	7,227
Radio One, Inc., Class D (I)	3,517	6,858
ReachLocal, Inc. (I)	487	9,740
Reading International, Inc. (I)	1,170	5,909
Regal Entertainment Group (L)	3,802	51,327
Rentrak Corp. (I)(L)	417	11,226
Scholastic Corp.	917	24,796
Scripps Networks Interactive, Inc., Class A	4,088	204,768
Sinclair Broadcast Group, Inc., Class A	2,293	28,754
Sirius XM Radio, Inc. (I)	95,235	158,090
The Interpublic Group of Companies, Inc.	12,409	155,981
The McClatchy Company, Class A (I)(L)	3,415	11,611
The McGraw-Hill Companies, Inc. (L)	7,873	310,196
The New York Times Company, Class A (I)(L)	3,738	35,399
The Walt Disney Company	47,398	2,042,380
The Washington Post Company, Class B	231	101,076
Time Warner Cable, Inc.	8,814	628,791
Time Warner, Inc.	27,722	989,675
Valassis Communications, Inc. (I)(L)	1,244	36,250
Value Line, Inc.	304	4,499
Viacom, Inc., Class B	15,179	706,127
Virgin Media, Inc. (L)	8,321	231,241
Warner Music Group Corp. (I)(L)	4,067	27,534
Westwood One, Inc. (I)(L)	504	3,654
World Wrestling Entertainment, Inc., Class A	1,968	24,738

		12,655,735
Multiline Retail - 0.77%
99 Cents Only Stores (I)(L)	1,790	35,084
Big Lots, Inc. (I)	2,091	90,812
Dillard’s, Inc., Class A	1,791	71,855
Dollar General Corp. (I)	8,606	269,798
Dollar Tree, Inc. (I)	3,121	173,278
Family Dollar Stores, Inc.	3,367	172,794
Fred’s, Inc., Class A (L)	1,116	14,865
J.C. Penney Company, Inc.	5,932	213,018
Kohl’s Corp.	7,574	401,725
Macy’s, Inc.	10,663	258,684
Nordstrom, Inc.	5,468	245,404
Retail Ventures, Inc. (I)	1,498	25,841
Saks, Inc. (I)	4,077	46,111

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Sears Holdings Corp. (I)(L)	2,810	$232,247
Target Corp.	17,906	895,479
The Bon-Ton Stores, Inc.	601	9,316
Tuesday Morning Corp. (I)	1,447	7,090

		3,163,401
Specialty Retail - 2.11%
Aaron’s, Inc.	2,022	51,278
Abercrombie & Fitch Company, Class A	2,222	130,431
Advance Auto Parts, Inc. (L)	2,106	138,196
Aeropostale, Inc. (I)	2,360	57,395
American Eagle Outfitters, Inc.	5,206	82,723
Americas Car-Mart, Inc. (I)	357	9,203
Ann, Inc. (I)(L)	1,540	44,829
Asbury Automotive Group, Inc. (I)	954	17,639
Ascena Retail Group, Inc. (I)	1,824	59,116
AutoNation, Inc. (I)(L)	3,725	131,753
AutoZone, Inc. (I)(L)	1,184	323,895
Barnes & Noble, Inc. (L)	1,504	13,822
Bebe Stores, Inc.	2,326	13,607
Bed Bath & Beyond, Inc. (I)	6,518	314,624
Best Buy Company, Inc.	10,436	299,722
Big 5 Sporting Goods Corp.	653	7,784
Books-A-Million, Inc.	615	2,540
Borders Group, Inc. (I)	2,331	606
Brown Shoe Company, Inc. (L)	1,176	14,371
Cabela’s, Inc. (I)(L)	1,758	43,968
CarMax, Inc. (I)(L)	5,637	180,948
Casual Male Retail Group, Inc. (I)	1,509	7,409
Charming Shoppes, Inc. (I)	3,230	13,760
Chico’s FAS, Inc.	4,502	67,080
Christopher & Banks Corp.	1,110	7,193
Citi Trends, Inc. (I)	394	8,782
Coldwater Creek, Inc. (I)	2,655	7,009
Collective Brands, Inc. (I)(L)	1,624	35,046
Conn’s, Inc. (I)(L)	634	2,840
Destination Maternity Corp.	394	9,090
Dick’s Sporting Goods, Inc. (I)	2,851	113,983
DSW, Inc., Class A (I)(L)	1,164	46,513
Express, Inc.	2,209	43,164
Foot Locker, Inc.	3,936	77,618
GameStop Corp., Class A (I)(L)	3,919	88,256
Genesco, Inc. (I)	526	21,145
Group 1 Automotive, Inc. (L)	657	28,120
Guess?, Inc.	2,313	91,017
Haverty Furniture Companies, Inc.	696	9,229
hhgregg, Inc. (I)	1,021	13,671
Hibbett Sports, Inc. (I)	783	28,039
Home Depot, Inc.	41,725	1,546,329
Hot Topic, Inc.	1,207	6,880
Jos. A. Bank Clothiers, Inc. (I)	691	35,158
Kirkland’s, Inc. (I)	591	9,125
Limited Brands, Inc.	8,102	266,394
Lithia Motors, Inc., Class A	616	8,981
Lowe’s Companies, Inc.	34,781	919,262
Lumber Liquidators Holdings, Inc. (I)	736	18,393
MarineMax, Inc. (I)	624	6,153
Midas, Inc. (I)	483	3,705
Monro Muffler Brake, Inc.	790	26,054
New York & Company, Inc. (I)	1,749	12,260
O’Reilly Automotive, Inc. (I)	3,436	197,433
Office Depot, Inc. (I)	8,120	37,596
OfficeMax, Inc. (I)	2,149	27,808
Pacific Sunwear of California, Inc. (I)(L)	1,943	7,014
Penske Automotive Group, Inc. (I)(L)	2,459	49,229

389

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pep Boys - Manny, Moe & Jack (L)	1,510	$19,192
PetSmart, Inc.	3,089	126,495
Pier 1 Imports, Inc. (I)	2,797	28,390
RadioShack Corp. (L)	3,196	47,972
Rent-A-Center, Inc.	1,666	58,160
Ross Stores, Inc. (L)	2,983	212,151
Rue21, Inc. (I)	355	10,224
Sally Beauty Holdings, Inc. (I)	4,616	64,670
Select Comfort Corp. (I)	1,361	16,414
Shoe Carnival, Inc. (I)	412	11,557
Signet Jewelers, Ltd. (I)	2,155	99,173
Sonic Automotive, Inc.	852	11,937
Stage Stores, Inc.	1,084	20,834
Staples, Inc.	18,198	353,405
Stein Mart, Inc.	1,168	11,808
Syms Corp. (I)	523	3,515
Systemax, Inc. (I)	974	13,168
Talbots, Inc. (I)(L)	1,620	9,785
The Buckle, Inc.	1,168	47,187
The Cato Corp., Class A	771	18,890
The Children’s Place Retail Stores, Inc. (I)	693	34,532
The Finish Line, Inc., Class A (L)	1,437	28,524
The Gap, Inc.	16,373	371,012
The Men’s Wearhouse, Inc.	1,330	35,990
The Wet Seal, Inc., Class A (I)(L)	2,725	11,663
Tiffany & Company	3,135	192,614
TJX Companies, Inc.	9,827	488,697
Tractor Supply Company (L)	1,804	107,987
TravelCenters of America, LLC (I)	1,409	10,666
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	1,515	72,917
Urban Outfitters, Inc. (I)	4,220	125,883
Vitamin Shoppe, Inc. (I)	340	11,502
West Marine, Inc. (I)	865	9,022
Williams-Sonoma, Inc.	2,719	110,120
Winmark Corp.	246	11,348
Zale Corp. (I)(L)	1,637	6,532
Zumiez, Inc. (I)(L)	860	22,730

		8,671,854
Textiles, Apparel & Luxury Goods - 0.72%
American Apparel, Inc. (I)	2,036	1,962
Carter’s, Inc. (I)	1,425	40,798
Cherokee, Inc.	317	5,471
Coach, Inc.	7,453	387,854
Columbia Sportswear Company	825	49,022
CROCS, Inc. (I)(L)	2,314	41,282
Deckers Outdoor Corp. (I)	987	85,030
Fossil, Inc. (I)(L)	1,677	157,051
G-III Apparel Group, Ltd. (I)	515	19,354
Hanesbrands, Inc. (I)(L)	2,419	65,410
Iconix Brand Group, Inc. (I)(L)	1,874	40,254
Joe’s Jeans, Inc. (I)	1,189	1,260
K-Swiss, Inc., Class A (I)	1,064	11,991
Kenneth Cole Productions, Inc., Class A (I)	623	8,080
Liz Claiborne, Inc. (I)(L)	2,592	13,971
Maidenform Brands, Inc. (I)(L)	651	18,599
Movado Group, Inc. (L)	758	11,127
NIKE, Inc., Class B	12,017	909,687
Oxford Industries, Inc. (L)	535	18,292
Perry Ellis International, Inc. (I)	504	13,870
Phillips-Van Heusen Corp.	1,298	84,409
Polo Ralph Lauren Corp.	2,414	298,491
Quiksilver, Inc. (I)(L)	3,575	15,802
Skechers U.S.A., Inc., Class A (I)	1,191	24,463
Steven Madden, Ltd. (I)(L)	721	33,837

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Jones Group, Inc.	2,251	$30,951
The Timberland Company, Class A (I)	1,467	60,572
The Warnaco Group, Inc. (I)(L)	1,141	65,254
True Religion Apparel, Inc. (I)(L)	701	16,452
Under Armour, Inc., Class A (I)(L)	1,285	87,444
Unifi, Inc. (I)	759	12,903
VF Corp. (L)	2,746	270,563
Volcom, Inc.	719	13,323
Wolverine World Wide, Inc.	1,223	45,593

		2,960,422

		48,088,158
Consumer Staples - 8.94%
Beverages - 1.85%
Boston Beer Company, Inc. (I)(L)	429	39,734
Brown Forman Corp., Class B (L)	3,781	258,242
Central European Distribution Corp. (I)	1,544	17,524
Coca-Cola Bottling Company Consolidated	267	17,846
Coca-Cola Enterprises, Inc.	8,467	231,149
Constellation Brands, Inc., Class A (I)	5,815	117,928
Dr. Pepper Snapple Group, Inc.	6,228	231,432
Hansen Natural Corp. (I)	2,264	136,361
Heckmann Corp. (I)	1,433	9,386
Molson Coors Brewing Company	4,181	196,047
National Beverage Corp.	1,298	17,822
PepsiCo, Inc.	39,251	2,528,157
The Coca-Cola Company	57,237	3,797,675

		7,599,303
Food & Staples Retailing - 2.28%
Arden Group, Inc.	92	7,021
BJ’s Wholesale Club, Inc. (I)	1,352	66,005
Casey’s General Stores, Inc.	1,295	50,505
Costco Wholesale Corp.	10,862	796,402
CVS Caremark Corp.	33,777	1,159,227
Ingles Markets, Inc.	723	14,323
Nash Finch Company	373	14,152
Pricesmart, Inc. (L)	787	28,836
Rite Aid Corp. (I)	24,783	26,270
Ruddick Corp. (L)	1,211	46,732
Safeway, Inc. (L)	9,597	225,913
Spartan Stores, Inc.	646	9,554
SUPERVALU, Inc. (L)	5,437	48,552
Susser Holdings Corp. (I)	511	6,689
Sysco Corp.	14,936	413,727
The Andersons, Inc.	533	25,968
The Great Atlantic & Pacific
Tea Company, Inc. (I)	1,661	382
The Kroger Company	15,826	379,349
The Pantry, Inc. (I)	626	9,284
United Natural Foods, Inc. (I)(L)	1,152	51,633
Village Super Market, Inc.	374	10,883
Wal-Mart Stores, Inc.	90,735	4,722,757
Walgreen Company	24,229	972,552
Weis Markets, Inc.	679	27,472
Whole Foods Market, Inc. (L)	3,989	262,875
Winn-Dixie Stores, Inc. (I)(L)	1,505	10,746

		9,387,809
Food Products - 1.69%
Alico, Inc.	233	6,237
Archer-Daniels-Midland Company	16,128	580,769
B&G Foods, Inc. (L)	1,133	21,266
Bunge, Ltd.	3,517	254,385
Cal-Maine Foods, Inc. (L)	676	19,942

390

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Calavo Growers, Inc.	469	$10,248
Campbell Soup Company (L)	8,716	288,587
Chiquita Brands International, Inc. (I)(L)	1,268	19,451
ConAgra Foods, Inc. (L)	11,240	266,950
Corn Products International, Inc.	1,952	101,153
Darling International, Inc. (I)	2,379	36,565
Dean Foods Company (I)(L)	4,831	48,310
Diamond Foods, Inc.	447	24,943
Dole Food Company, Inc. (I)	876	11,940
Farmer Brothers Company	481	5,830
Feihe International, Inc. (I)(L)	371	3,194
Flowers Foods, Inc. (L)	2,359	64,236
Fresh Del Monte Produce, Inc.	1,688	44,074
General Mills, Inc.	16,204	592,256
Green Mountain Coffee Roasters, Inc. (I)(L)	3,424	221,225
Griffin Land & Nurseries, Inc.	159	5,117
H.J. Heinz Company	7,986	389,877
Harbinger Group, Inc. (I)	878	4,574
Hormel Foods Corp. (L)	6,796	189,201
Imperial Sugar Company	441	5,883
J & J Snack Foods Corp.	507	23,864
John B. Sanfilippo & Son, Inc. (I)	553	6,470
Kellogg Company (L)	9,610	518,748
Kraft Foods, Inc., Class A	42,133	1,321,291
Lancaster Colony Corp. (L)	721	43,693
Lifeway Foods, Inc. (I)	557	5,804
McCormick & Company, Inc., Class B	3,182	152,195
Mead Johnson Nutrition Company	5,181	300,135
Omega Protein Corp. (I)	838	11,305
Pilgrim’s Pride Corp. (I)(L)	2,321	17,895
Ralcorp Holdings, Inc. (I)	1,384	94,707
Reddy Ice Holdings, Inc. (I)	772	2,316
Sanderson Farms, Inc.	564	25,899
Sara Lee Corp.	17,113	302,387
Seneca Foods Corp., Class A (I)	130	3,883
Smart Balance, Inc. (I)	1,817	8,340
Smithfield Foods, Inc. (I)	3,715	89,383
Snyders-Lance, Inc.	887	17,607
The Hain Celestial Group, Inc. (I)(L)	1,177	37,994
The Hershey Company (L)	5,000	271,750
The J.M. Smucker Company	3,018	215,455
Tootsie Roll Industries, Inc. (L)	1,572	44,576
TreeHouse Foods, Inc. (I)	857	48,738
Tyson Foods, Inc., Class A	9,600	184,224

		6,964,872
Household Products - 1.56%
Church & Dwight Company, Inc.	1,705	135,275
Clorox Company (L)	3,441	241,111
Colgate-Palmolive Company	12,096	976,873
Energizer Holdings, Inc. (I)	1,736	123,534
Kimberly-Clark Corp.	10,041	655,376
Oil-Dri Corp of America	330	7,029
Orchids Paper Products Company	210	2,541
The Procter & Gamble Company	69,015	4,251,324
WD-40 Company	513	21,720

		6,414,783
Personal Products - 0.28%
Alberto-Culver Company	2,376	88,554
Avon Products, Inc.	10,809	292,275
Elizabeth Arden, Inc. (I)(L)	827	24,818
Herbalife, Ltd.	1,538	125,132
Inter Parfums, Inc. (L)	980	18,140
Mannatech, Inc. (I)	1,004	1,647

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Medifast, Inc. (I)	439	$8,670
Nu Skin Enterprises, Inc., Class A	1,612	46,345
Nutraceutical International Corp. (I)	486	7,280
Prestige Brands Holdings, Inc. (I)	1,458	16,767
Revlon, Inc. (I)	1,393	22,107
Schiff Nutrition International, Inc.	920	8,381
The Estee Lauder
Companies, Inc., Class A (L)	4,956	477,560
The Female Health Company	958	4,780
USANA Health Sciences, Inc. (I)(L)	444	15,322

		1,157,778
Tobacco - 1.28%
Alliance One International, Inc. (I)(L)	2,622	10,540
Altria Group, Inc. (L)	49,939	1,299,912
Lorillard, Inc.	3,839	364,743
Philip Morris International, Inc.	45,520	2,987,478
Reynolds American, Inc.	14,534	516,393
Star Scientific, Inc. (I)(L)	2,853	12,953
Universal Corp. (L)	639	27,822
Vector Group, Ltd. (L)	1,996	34,511

		5,254,352

		36,778,897
Energy - 12.68%
Energy Equipment & Services - 2.32%
Atwood Oceanics, Inc. (I)	1,611	74,799
Baker Hughes, Inc.	10,834	795,541
Basic Energy Services, Inc. (I)(L)	1,218	31,071
Bolt Technology Corp. (I)	314	4,252
Bristow Group, Inc. (I)(L)	771	36,468
Bronco Drilling Company, Inc. (I)	927	10,475
Cal Dive International, Inc. (I)	2,508	17,506
Cameron International Corp. (I)	6,172	352,421
CARBO Ceramics, Inc. (L)	591	83,402
Complete Production Services, Inc. (I)(L)	2,087	66,387
Dawson Geophysical Company (I)(L)	276	12,111
Diamond Offshore Drilling, Inc. (L)	3,475	270,008
Dresser-Rand Group, Inc. (I)(L)	2,003	107,401
Dril-Quip, Inc. (I)(L)	1,004	79,346
ENGlobal Corp. (I)	813	3,683
Exterran Holdings, Inc. (I)	1,650	39,155
Exterran Partners LP	655	18,353
FMC Technologies, Inc. (I)(L)	3,076	290,620
Geokinetics, Inc. (I)	1,100	9,262
Global Industries, Ltd. (I)(L)	3,008	29,448
Gulf Islands Fabrication, Inc.	492	15,828
Gulfmark Offshore, Inc., Class A (I)	708	31,513
Halliburton Company	22,795	1,136,103
Helix Energy Solutions Group, Inc. (I)(L)	2,831	48,693
Helmerich & Payne, Inc.	2,656	182,441
Hercules Offshore, Inc. (I)	5,822	38,483
Hornbeck Offshore Services, Inc. (I)(L)	736	22,706
ION Geophysical Corp. (I)(L)	3,090	39,212
Key Energy Services, Inc. (I)(L)	3,345	52,015
Lufkin Industries, Inc. (L)	760	71,037
Matrix Service Company (I)	756	10,508
McDermott International, Inc. (I)	5,826	147,922
Nabors Industries, Ltd. (I)	7,215	219,192
National Oilwell Varco, Inc.	10,553	836,536
Natural Gas Services Group, Inc. (I)	399	7,086
Newpark Resources, Inc. (I)(L)	2,634	20,703
Oceaneering International, Inc. (I)(L)	1,374	122,904
Oil States International, Inc. (I)	1,258	95,784
OYO Geospace Corp. (I)	207	20,406

391

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Parker Drilling Company (I)	3,343	$23,100
Patterson-UTI Energy, Inc.	3,984	117,090
PHI, Inc. (I)	143	3,163
Pioneer Drilling Company (I)	1,558	21,500
Pride International, Inc. (I)	4,403	189,109
Rowan Companies, Inc. (I)	2,860	126,355
RPC, Inc. (L)	3,870	97,988
Schlumberger, Ltd.	34,124	3,182,404
SEACOR Holdings, Inc.	481	44,473
Seahawk Drilling, Inc. (I)	804	4,929
Superior Energy Services, Inc. (I)(L)	2,023	82,943
TetraTechnologies, Inc. (I)	2,103	32,386
Tidewater, Inc.	1,245	74,513
Union Drilling, Inc. (I)	846	8,672
Unit Corp. (I)	1,193	73,906
Vantage Drilling Company (I)	2,477	4,459

		9,537,771
Oil, Gas & Consumable Fuels - 10.36%
Abraxas Petroleum Corp. (I)	1,258	7,359
Alliance Holdings GP LP	1,543	81,069
Alliance Resource Partners LP	956	77,847
Alon USA Energy, Inc. (L)	1,711	23,441
Alpha Natural Resources, Inc. (I)(L)	2,747	163,089
Anadarko Petroleum Corp.	12,405	1,016,218
Apache Corp.	8,894	1,164,402
Apco Oil and Gas International, Inc. (L)	783	67,150
Approach Resources, Inc. (I)	861	28,930
Arch Coal, Inc.	4,200	151,368
Atlas Energy LP	2,473	55,247
Atlas Pipeline Partners LP	1,466	50,577
ATP Oil & Gas Corp. (I)(L)	1,256	22,746
Berry Petroleum Company, Class A (L)	1,225	61,801
Bill Barrett Corp. (I)(L)	1,183	47,214
Blue Dolphin Energy Company (I)(L)	1,983	14,674
Blueknight Energy Partners LP (I)	1,614	14,123
Boardwalk Pipeline Partners LP	3,977	129,889
BP Prudhoe Bay Royalty Trust	469	56,196
BPZ Resources, Inc. (I)(L)	3,197	16,976
BreitBurn Energy Partners LP	1,480	32,160
Brigham Exploration Company (I)(L)	2,445	90,905
Buckeye Partners LP	1,734	110,178
Cabot Oil & Gas Corp. (L)	2,634	139,523
Callon Petroleum Company (I)	868	6,744
Calumet Specialty Products Partners LP	1,232	26,180
Capital Product Partners LP	871	9,241
Carrizo Oil & Gas, Inc. (I)(L)	895	33,052
Cheniere Energy Partners LP	4,724	90,181
Cheniere Energy, Inc. (I)(L)	1,624	15,119
Chesapeake Energy Corp.	16,478	552,343
Chevron Corp.	50,284	5,402,010
Cimarex Energy Company	2,117	243,963
Clayton Williams Energy, Inc. (I)	357	37,735
Clean Energy Fuels Corp. (I)(L)	1,617	26,486
Cobalt International Energy, Inc. (I)(L)	7,820	131,454
Comstock Resources, Inc. (I)	1,226	37,932
Concho Resources, Inc. (I)	2,248	241,210
ConocoPhillips	37,405	2,987,163
CONSOL Energy, Inc.	5,105	273,781
Contango Oil & Gas Company (I)	436	27,573
Continental Resources, Inc. (I)(L)	4,302	307,464
Copano Energy LLC	1,794	63,866
CREDO Petroleum Corp. (I)	422	5,397
Crimson Exploration, Inc. (I)	1,353	5,520
Cross Timbers Royalty Trust (L)	242	11,522

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Crosstex Energy LP	1,515	$25,634
Crosstex Energy, Inc. (L)	1,640	16,318
CVR Energy, Inc. (I)	2,329	53,940
DCP Midstream Partners LP	1,165	47,183
Delek US Holdings, Inc.	1,516	20,557
Delta Petroleum Corp. (I)	7,769	7,070
Denbury Resources, Inc. (I)	10,063	245,537
Devon Energy Corp.	10,963	1,006,075
DHT Holdings, Inc.	1,175	5,652
Dorchester Minerals LP	835	24,415
Duncan Energy Partners LP	1,508	61,074
Eagle Rock Energy Partners LP	2,032	20,828
El Paso Corp.	17,732	319,176
El Paso Pipeline Partners LP	3,639	131,841
Enbridge Energy Management LLC (I)	471	29,621
Enbridge Energy Partners LP	2,170	140,225
Encore Energy Partners LP	1,289	30,266
Endeavour International Corp. (I)	577	7,328
Energy Partners, Ltd. (I)	509	9,162
Energy Transfer Equity LP	5,554	249,930
Energy Transfer Partners LP	4,189	216,823
Energy XXI Bermuda, Ltd. (I)	1,032	35,191
Enterprise Products Partners LP	20,191	869,424
EOG Resources, Inc.	6,365	754,316
EQT Corp.	3,271	163,223
EV Energy Partner LP	480	25,790
EXCO Resources, Inc.	5,454	112,680
Exxon Mobil Corp.	126,187	10,616,112
Forest Oil Corp. (I)	2,912	110,161
Frontier Oil Corp.	2,762	80,982
FX Energy, Inc. (I)	1,531	12,799
Gastar Exploration, Ltd. (I)	1,774	8,622
General Maritime Corp.	1,621	3,323
Genesis Energy LP	1,132	32,047
Georesources, Inc. (I)	522	16,323
Global Partners LP	653	16,978
GMX Resources, Inc. (I)	1,154	7,120
Goodrich Petroleum Corp. (I)	1,032	22,931
Green Plains Renewable Energy, Inc. (I)(L)	861	10,349
GreenHunter Energy, Inc. (I)	4,205	3,700
Gulfport Energy Corp. (I)(L)	1,213	43,850
Harvest Natural Resources, Inc. (I)	1,171	17,846
Hess Corp.	8,350	711,504
Holly Corp.	1,347	81,844
Holly Energy Partners LP	571	33,118
Houston American Energy Corp.	599	9,231
Hugoton Royalty Trust (L)	1,082	25,730
Hyperdynamics Corp. (I)	3,810	17,602
Inergy LP	2,721	109,112
International Coal Group, Inc. (I)(L)	4,341	49,053
James River Coal Company (I)(L)	776	18,756
K-Sea Transportation Partners LP (I)	1,029	8,417
Kinder Morgan Energy Partners LP	4,913	364,004
Kinder Morgan Management LLC (I)	2,165	142,002
Kodiak Oil & Gas Corp. (I)	3,713	24,877
Legacy Reserves LP	925	28,990
Linn Energy LLC	3,322	129,325
Magellan Midstream Partners LP	2,196	131,453
Magnum Hunter Resources Corp. (I)	1,945	16,669
Marathon Oil Corp.	17,773	947,479
Markwest Energy Partners LP	1,872	90,736
Martin Midstream Partners LP	438	17,538
Massey Energy Company (L)	2,480	169,533
McMoRan Exploration Company (I)	2,357	41,742
Murphy Oil Corp.	4,787	351,462

392

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Natural Resource Partners LP	1,833	$64,283
Newfield Exploration Company (I)	3,363	255,622
Noble Energy, Inc.	4,346	420,041
Northern Oil and Gas, Inc. (I)	1,097	29,290
NuStar Energy LP	1,282	87,035
NuStar GP Holdings LLC	1,048	38,200
Oasis Petroleum, Inc. (I)	1,718	54,323
Occidental Petroleum Corp.	20,411	2,132,745
ONEOK Partners LP	2,230	183,641
Overseas Shipholding Group, Inc. (L)	747	24,009
Panhandle Oil and Gas, Inc.	298	9,432
Patriot Coal Corp. (I)(L)	2,437	62,948
Peabody Energy Corp. (L)	6,819	490,695
Penn Virginia Corp.	1,230	20,861
Penn Virginia Resource Partners LP	2,498	69,195
Petrohawk Energy Corp. (I)	7,652	187,780
Petroleum Development Corp. (I)(L)	477	22,901
Petroquest Energy, Inc. (I)(L)	1,638	15,332
Pioneer Natural Resources Company (L)	2,925	298,116
Pioneer Southwest Energy Partners LP	782	26,901
Plains All American Pipeline LP	3,335	212,540
Plains Exploration & Production Company (I)	3,572	129,414
QEP Resources, Inc.	4,391	178,011
Quicksilver Resources, Inc. (I)	4,412	63,136
RAM Energy Resources, Inc. (I)	2,601	5,410
Range Resources Corp. (L)	3,987	233,080
Regency Energy Partners LP	3,713	101,402
Rentech, Inc. (I)	10,171	12,714
Rex Energy Corp. (I)	1,131	13,176
Rhino Resource Partners LP	448	11,245
Rosetta Resources, Inc. (I)(L)	1,392	66,176
SandRidge Energy, Inc. (I)(L)	9,986	127,821
Ship Finance International, Ltd.	2,036	42,206
SM Energy Company	1,604	119,001
SMF Energy Corp. (I)	4,780	7,313
Southern Union Company	3,111	89,037
Southwestern Energy Company (I)	8,716	374,527
Spectra Energy Corp.	16,211	440,615
Spectra Energy Partners LP	1,996	65,609
Stone Energy Corp. (I)(L)	1,304	43,514
Sunoco Logistics Partners LP	719	62,395
Sunoco, Inc.	2,974	135,585
Swift Energy Company (I)	1,049	44,771
Syntroleum Corp. (I)(L)	1,920	4,339
Targa Resources Partners LP	2,184	75,741
TC Pipelines LP	1,009	52,478
Teekay Corp. (L)	1,883	69,539
Teekay LNG Partners LP	974	39,934
Teekay Offshore Partners LP	730	22,265
Tesoro Corp. (I)(L)	3,653	98,010
The Williams Companies, Inc.	14,667	457,317
Toreador Resources Corp. (I)	720	7,762
TransMontaigne Partners LP	569	20,672
Ultra Petroleum Corp. (I)(L)	3,828	188,529
Uranerz Energy Corp. (I)(L)	5,438	17,347
Uranium Energy Corp. (I)(L)	2,046	8,164
Uranium Resources, Inc. (I)	4,337	9,021
USEC, Inc. (I)(L)	2,992	13,165
Vaalco Energy, Inc. (I)	1,623	12,594
Valero Energy Corp.	14,286	426,009
Venoco, Inc. (I)	1,487	25,413
W&T Offshore, Inc.	2,221	50,617
Warren Resources, Inc. (I)	2,569	13,076
Western Gas Partners LP	1,012	35,349
Western Refining, Inc. (I)(L)	2,496	42,307

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Westmoreland Coal Company (I)	363	$5,318
Whiting Petroleum Corp. (I)	2,574	189,060
Williams Partners LP	6,419	332,504
World Fuel Services Corp.	1,546	62,783

		42,662,978

		52,200,749
Financials - 16.47%
Capital Markets - 2.44%
Affiliated Managers Group, Inc. (I)	1,071	117,135
AllianceBernstein Holding LP	2,340	51,012
American Capital, Ltd. (I)(L)	6,998	69,280
Ameriprise Financial, Inc.	6,456	394,332
Apollo Investment Corp.	3,402	41,028
Artio Global Investors, Inc.	1,193	19,279
BGC Partners, Inc., Class A	2,433	22,603
BlackRock, Inc.	1,471	295,686
Calamos Asset Management, Inc.	637	10,568
Cohen & Steers, Inc.	1,124	33,360
Cowen Group, Inc., Class A (I)	844	3,384
Diamond Hill Investment Group, Inc.	87	6,960
Duff & Phelps Corp.	1,196	19,112
E*TRADE Financial Corp. (I)	4,767	74,508
Eaton Vance Corp. (L)	2,923	94,238
Epoch Holding Corp.	677	10,683
Evercore Partners, Inc., Class A	426	14,608
FBR Capital Markets Corp. (I)	1,923	6,884
Federated Investors, Inc., Class B (L)	2,565	68,614
Fifth Street Finance Corp.	595	7,943
Financial Engines, Inc. (I)	634	17,473
Fortress Investment Group LLC (I)	11,731	66,632
Franklin Resources, Inc.	5,736	717,459
GAMCO Investors, Inc., Class A	784	36,346
GFI Group, Inc.	3,319	16,661
Gleacher & Company, Inc. (I)	3,965	6,899
Greenhill & Company, Inc.	698	45,921
HFF, Inc. (I)	426	6,407
Internet Capital Group, Inc. (I)	1,200	17,040
Intl. FCStone, Inc. (I)(L)	567	14,413
Invesco, Ltd.	10,918	279,064
Investment Technology Group, Inc. (I)	1,199	21,810
Janus Capital Group, Inc. (L)	4,769	59,469
Jefferies Group, Inc.	4,354	108,589
JMP Group, Inc.	758	6,526
KBW, Inc.	910	23,833
Knight Capital Group, Inc., Class A (I)	2,401	32,173
LaBranche & Company, Inc. (I)	1,750	6,878
Ladenburg Thalmann
Financial Services, Inc. (I)	5,666	6,516
Lazard, Ltd., Class A	2,429	100,998
Legg Mason, Inc.	4,105	148,149
MCG Capital Corp.	1,040	6,760
Medallion Financial Corp.	643	5,652
Merriman Holdings, Inc. (I)	4,172	13,267
MF Global Holdings, Ltd. (I)(L)	3,357	27,796
Morgan Stanley	35,235	962,620
Northern Trust Corp.	6,151	312,163
Och-Ziff Capital Management Group LLC. (L)	9,102	148,545
optionsXpress Holdings, Inc. (L)	1,527	27,959
Penson Worldwide, Inc. (I)	2,430	16,305
Piper Jaffray Companies (I)	532	22,041
Pzena Investment Management, Inc., Class A	1,833	12,941
Raymond James Financial, Inc.	3,122	119,385
Rodman & Renshaw Capital Group, Inc. (I)	1,112	2,280

393

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Safeguard Scientifics, Inc. (I)	663	$13,492
Sanders Morris Harris Group, Inc.	1,005	8,050
SEI Investments Company	4,794	114,481
State Street Corp.	12,491	561,346
Stifel Financial Corp. (I)(L)	891	63,965
SWS Group, Inc.	3,790	23,005
T. Rowe Price Group, Inc.	6,498	431,597
TD Ameritrade Holding Corp.	14,768	308,208
The Bank of New York Mellon Corp.	30,529	911,901
The Blackstone Group LP	6,720	120,154
The Charles Schwab Corp.	29,998	540,864
The Goldman Sachs Group, Inc.	12,881	2,041,252
TradeStation Group, Inc. (I)	1,257	8,824
U.S. Global Investors, Inc.	554	4,493
Virtus Investment Partners, Inc. (I)	79	4,655
W. P. Carey & Co. LLC	958	34,201
Waddell & Reed Financial, Inc., Class A	2,166	87,961
Westwood Holdings Group, Inc.	204	8,211

		10,064,847
Commercial Banks - 2.88%
1st Source Corp.	701	14,048
Alliance Financial Corp.	246	8,204
American National Bankshares, Inc.	300	6,753
Ameris Bancorp (I)(L)	522	5,304
Ames National Corp.	314	5,997
Arrow Financial Corp.	334	8,263
Associated-Banc Corp. (L)	3,499	51,960
BancFirst Corp.	440	18,779
Bancorp Rhode Island, Inc.	246	7,594
Bancorp, Inc. (I)	675	6,230
BancorpSouth, Inc.	2,211	34,160
Bank of Hawaii Corp. (L)	1,228	58,723
Bank of Kentucky Financial Corp.	182	3,731
Bank of Marin Bancorp (L)	240	8,957
Bank of the Ozarks, Inc.	487	21,287
Banner Corp.	8,282	19,628
BB&T Corp.	17,523	481,006
BOK Financial Corp.	1,735	89,665
Boston Private Financial Holdings, Inc. (L)	1,998	14,126
Bridge Bancorp, Inc.	267	5,973
Bryn Mawr Bank Corp.	315	6,480
Camden National Corp.	254	8,697
Cape Bancorp, Inc. (I)	865	8,512
Capital Bank Corp. (I)	942	3,580
Capital City Bank Group, Inc.	552	6,999
CapitalSource, Inc.	8,943	62,959
Capitol Bancorp, Ltd. (I)(L)	4,013	823
Cardinal Financial Corp.	896	10,447
Cathay General Bancorp (L)	1,403	23,921
Center Bancorp, Inc.	724	6,943
Center Financial Corp. (I)	823	6,041
Centerstate Banks, Inc.	799	5,593
Century Bancorp, Inc.	263	7,041
Chemical Financial Corp.	686	13,672
CIT Group, Inc. (I)	5,027	213,899
Citizens & Northern Corp.	302	5,077
Citizens Republic Banking Corp., Inc. (I)	8,363	7,442
City Holding Company (L)	491	17,362
City National Corp.	1,345	76,732
CNB Financial Corp.	315	4,571
CoBiz Financial, Inc.	1,440	10,008
Columbia Banking System, Inc. (L)	644	12,345
Comerica, Inc. (L)	4,084	149,964
Commerce Bancshares, Inc.	2,228	90,100

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Community Bank Systems, Inc.	937	$22,741
Community Trust Bancorp, Inc.	445	12,313
Crescent Financial Corp. (I)	5,957	24,126
Cullen/Frost Bankers, Inc.	1,531	90,360
CVB Financial Corp.	2,966	27,613
Danvers Bancorp, Inc.	519	11,117
Dearborn Bancorp, Inc. (I)(L)	2,076	2,948
Eagle Bancorp, Inc. (I)	514	7,222
East West Bancorp, Inc.	3,245	71,260
Encore Bancshares, Inc. (I)	484	5,876
Enterprise Bancorp, Inc.	384	5,756
Enterprise Financial Services Corp.	498	7,007
Fifth Third Bancorp	20,221	280,667
Financial Institutions, Inc.	354	6,195
First Bancorp, Inc.	330	5,033
First BanCorp/Puerto Rico (I)	173	865
First Bancorp/Troy NC	510	6,763
First Busey Corp.	1,133	5,756
First Citizens BancShares, Inc.	269	53,956
First Commonwealth Financial Corp.	2,381	16,310
First Community Bancshares, Inc.	573	8,125
First Financial Bancorp	1,424	23,767
First Financial Bankshares, Inc. (L)	562	28,870
First Financial Corp./Indiana	375	12,465
First Horizon National Corp. (L)	6,054	67,865
First Interstate Bancsystem, Inc.	733	9,969
First Merchants Corp.	685	5,665
First Midwest Bancorp, Inc.	1,437	16,942
First of Long Island Corp.	263	7,298
First South Bancorp, Inc.	361	1,801
FirstMerit Corp.	2,208	37,668
FNB Corp.	3,156	33,264
Fulton Financial Corp.	4,878	54,195
German American Bancorp, Inc.	465	7,993
Glacier Bancorp, Inc.	1,642	24,712
Great Southern Bancorp, Inc.	422	9,052
Greene County Bancshares, Inc. (I)(L)	265	739
Guaranty Bancorp (I)	2,993	3,861
Hancock Holding Company (L)	883	28,998
Hanmi Financial Corp. (I)	5,108	6,334
Heartland Financial USA, Inc.	524	8,908
Home Bancorp, Inc. (I)	417	6,388
Home Bancshares, Inc.	638	14,515
Huntington Bancshares, Inc.	17,067	113,325
IBERIABANK Corp.	534	32,109
Independent Bank Corp. - MA	557	15,045
Independent Bank Corp. - Michigan (I)(L)	3,292	10,534
International Bancshares Corp.	1,863	34,167
Investors Bancorp, Inc. (I)	3,164	47,112
KeyCorp	22,547	200,217
Lakeland Bancorp, Inc.	832	8,636
Lakeland Financial Corp.	379	8,596
M&T Bank Corp. (L)	3,028	267,887
Macatawa Bank Corp. (I)	1,125	2,801
MainSource Financial Group, Inc.	643	6,436
Marshall & Ilsley Corp.	13,226	105,676
MB Financial, Inc.	1,020	21,379
Mercantile Bancorp., Inc. (I)	2,343	2,343
Merchants Bancshares, Inc.	309	8,182
Metro Bancorp, Inc. (I)	240	2,964
Middleburg Financial Corp.	335	5,963
Midsouth Bancorp, Inc.	329	4,757
Nara Bancorp, Inc. (I)(L)	1,068	10,274
National Bankshares, Inc.	212	6,127
National Penn Bancshares, Inc.	3,509	27,160

394

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
NBT Bancorp, Inc.	906	$20,648
NewBridge Bancorp. (I)	1,172	5,837
Northfield Bancorp, Inc. (L)	1,319	18,202
Norwood Financial Corp.	134	3,710
Old National Bancorp	1,849	19,821
Old Second Bancorp, Inc. (L)	876	876
Oriental Financial Group, Inc. (L)	922	11,571
Pacific Continental Corp.	450	4,586
PacWest Bancorp (L)	951	20,684
Park National Corp.	392	26,193
Peapack Gladstone Financial Corp.	305	4,044
Penns Woods Bancorp, Inc.	216	8,409
Peoples Bancorp, Inc.	349	4,195
Peoples Financial Corp.	352	5,576
Pinnacle Financial Partners, Inc. (I)(L)	955	15,796
PNC Financial Services Group, Inc.	13,070	823,279
Popular, Inc. (I)	22,907	66,659
Porter Bancorp, Inc.	342	2,698
Premierwest Bancorp (I)	15,880	34,777
PrivateBancorp, Inc.	1,474	22,537
Prosperity Bancshares, Inc. (L)	1,218	52,094
Regions Financial Corp. (L)	30,482	221,299
Renasant Corp.	644	10,935
Republic Bancorp, Inc., Class A	170	3,312
Republic First Bancorp, Inc. (I)	2,112	5,892
S&T Bancorp, Inc.	786	16,954
Sandy Spring Bancorp, Inc.	538	9,931
SCBT Financial Corp.	357	11,881
Seacoast Banking Corp. of Florida (I)	3,564	5,631
Shore Bancshares, Inc.	278	2,711
Sierra Bancorp	332	3,712
Signature Bank (I)	1,068	60,235
Simmons First National Corp., Class A	411	11,134
Southern Community Financial Corp. (I)	19,689	29,140
Southside Bancshares, Inc. (L)	478	10,229
Southwest Bancorp, Inc. (I)	529	7,507
State Bancorp, Inc.	525	5,455
StellarOne Corp.	681	9,670
Sterling Bancorp	601	6,016
Sterling Bancshares, Inc.	2,135	18,382
Suffolk Bancorp	296	6,210
Sun Bancorp, Inc. (I)	870	3,028
SunTrust Banks, Inc.	12,667	365,316
Susquehanna Bancshares, Inc. (L)	2,416	22,590
SVB Financial Group (I)(L)	921	52,433
SY Bancorp, Inc.	393	9,888
Synovus Financial Corp. (L)	18,870	45,288
Taylor Capital Group, Inc. (I)	620	6,516
TCF Financial Corp.	3,418	54,209
Texas Capital Bancshares, Inc. (I)(L)	906	23,547
Tompkins Financial Corp.	319	13,254
Tower Bancorp., Inc.	248	5,528
TowneBank (L)	688	10,774
TriCo Bancshares (L)	438	7,144
Trustmark Corp.	1,569	36,746
U.S. Bancorp	48,342	1,277,679
UMB Financial Corp. (L)	1,071	40,007
Umpqua Holdings Corp.	2,347	26,850
Union First Market Bankshares Corp.	416	4,680
United Bankshares, Inc. (L)	1,203	31,904
United Community Banks, Inc. (I)	3,771	8,937
United Security Bancshares, Inc.	281	2,436
Univest Corp. of Pennsylvania	404	7,159
Valley National Bancorp	4,099	57,222
Virginia Commerce Bancorp, Inc. (I)(L)	1,201	6,894

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Washington Trust Bancorp, Inc.	509	$12,084
Webster Financial Corp.	1,918	41,103
Wells Fargo & Company	130,457	4,135,487
WesBanco, Inc.	752	15,574
West Coast Bancorp (I)	1,899	6,590
Westamerica Bancorp.	739	37,962
Western Alliance Bancorp (I)	2,195	18,043
Whitney Holding Corp.	1,822	24,816
Wilmington Trust Corp.	1,896	8,570
Wilshire Bancorp, Inc. (I)	956	4,684
Wintrust Financial Corp. (L)	697	25,615
Yadkin Valley Financial Corp. (I)	8,901	21,273
Zions Bancorporation	3,993	92,079

		11,846,901
Consumer Finance - 0.68%
Advance America Cash Advance Centers, Inc.	1,747	9,259
American Express Company	30,164	1,363,413
Capital One Financial Corp.	11,505	597,800
Cash America International, Inc. (L)	759	34,952
CompuCredit Holdings Corp. (I)	1,549	10,177
Credit Acceptance Corp. (I)(L)	791	56,129
Discover Financial Services	13,729	331,143
Dollar Financial Corp. (I)(L)	1,023	21,227
EZCORP, Inc., Class A (I)	1,395	43,789
First Cash Financial Services, Inc. (I)(L)	798	30,803
Green Dot Corp., Class A (I)	771	33,084
Nelnet, Inc., Class A	1,293	28,226
QC Holdings, Inc.	666	2,884
SLM Corp. (I)	12,277	187,838
The First Marblehead Corp. (I)(L)	3,140	6,908
World Acceptance Corp. (I)	454	29,601

		2,787,233
Diversified Financial Services - 3.17%
Asset Acceptance Capital Corp. (I)	1,013	5,440
Asta Funding, Inc.	581	4,973
Bank of America Corp.	250,824	3,343,484
California First National Bancorp	339	5,177
CBOE Holdings, Inc. (L)	2,244	65,009
Citigroup, Inc. (I)	718,330	3,175,019
CME Group, Inc.	1,675	505,096
Encore Capital Group, Inc. (I)	657	15,564
Interactive Brokers Group, Inc., Class A	1,129	17,940
IntercontinentalExchange, Inc. (I)	1,859	229,661
JPMorgan Chase & Company	99,190	4,572,659
KKR Financial Holdings LLC	4,229	41,402
Leucadia National Corp. (L)	6,141	230,533
Life Partners Holdings, Inc. (L)	537	4,317
MarketAxess Holdings, Inc.	994	24,055
Moody’s Corp. (L)	5,985	202,951
MSCI, Inc. (I)	2,844	104,716
NewStar Financial, Inc. (I)	1,439	15,714
NYSE Euronext	6,631	233,212
PHH Corp. (I)(L)	1,405	30,587
PICO Holdings, Inc. (I)	629	18,908
Portfolio Recovery Associates, Inc. (I)	401	34,137
Primus Guaranty, Ltd. (I)	1,443	7,330
Resource America, Inc.	825	5,280
The NASDAQ OMX Group, Inc. (I)	5,331	137,753

		13,030,917
Insurance - 4.31%
Aflac, Inc.	11,911	628,663
Alleghany Corp. (I)	218	72,246

395

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Allied World Assurance
Company Holdings, Ltd.	1,216	$76,231
Alterra Capital Holdings, Ltd.	1,528	34,136
Ambac Financial Group, Inc. (I)	8,397	1,293
American Equity Investment Life
Holding Company (L)	1,598	20,966
American Financial Group, Inc.	2,764	96,795
American International Group, Inc. (I)(L)	49,206	1,729,099
American National Insurance Company	685	54,231
American Safety Insurance Holdings, Ltd. (I)	371	7,951
AMERISAFE, Inc. (I)	527	11,652
Amtrust Financial Services, Inc.	1,690	32,228
AON Corp.	8,076	427,705
Arch Capital Group, Ltd. (I)(L)	1,277	126,666
Argo Group International Holdings, Ltd.	860	28,414
Arthur J. Gallagher & Company	2,489	75,690
Aspen Insurance Holdings, Ltd. (L)	2,026	55,837
Assurant, Inc.	2,691	103,630
Assured Guaranty, Ltd.	4,192	62,461
Axis Capital Holdings, Ltd.	3,303	115,341
Baldwin & Lyons, Inc., Class B	486	11,382
Berkshire Hathaway, Inc., Class B (I)	61,556	5,147,928
Brown & Brown, Inc.	3,479	89,758
Chubb Corp.	7,610	466,569
Cincinnati Financial Corp.	4,008	131,462
Citizens, Inc., Class A (I)(L)	1,265	9,235
CNA Financial Corp.	6,771	200,083
CNA Surety Corp. (I)	1,221	30,842
CNO Financial Group, Inc. (I)	5,386	40,449
Crawford & Company, Class B	1,517	7,221
Delphi Financial Group, Inc., Class A	1,324	40,660
Donegal Group, Inc.	363	4,853
Eastern Insurance Holdings, Inc.	406	5,278
eHealth, Inc. (I)(L)	742	9,869
EMC Insurance Group, Inc.	414	10,280
Employers Holdings, Inc.	1,283	26,507
Endurance Specialty Holdings, Ltd. (L)	1,367	66,737
Enstar Group, Ltd. (I)	372	37,155
Erie Indemnity Company	1,287	91,519
Everest Re Group, Ltd.	1,482	130,683
FBL Financial Group, Inc., Class A	834	25,620
Fidelity National Financial, Inc., Class A	5,818	82,208
First Acceptance Corp. (I)	1,718	3,299
First American Financial Corp.	2,633	43,445
Flagstone Reinsurance Holdings SA	2,326	20,957
FPIC Insurance Group, Inc. (I)	384	14,554
Genworth Financial, Inc., Class A (I)(L)	11,889	160,026
Global Indemnity PLC (I)	653	14,353
Greenlight Capital Re, Ltd., Class A (I)	1,029	29,028
Hallmark Financial Services, Inc. (I)	757	6,344
Harleysville Group, Inc.	778	25,775
Hartford Financial Services Group, Inc.	10,585	285,054
HCC Insurance Holdings, Inc.	2,843	89,014
Hilltop Holdings, Inc. (I)	1,582	15,883
Horace Mann Educators Corp.	1,144	19,219
Independence Holding Company	588	4,692
Infinity Property & Casualty Corp.	422	25,105
Kansas City Life Insurance Company	327	10,457
Lincoln National Corp.	7,741	232,540
Loews Corp.	10,524	453,479
Maiden Holdings, Ltd.	2,010	15,055
Markel Corp. (I)(L)	242	100,297
Marsh & McLennan Companies, Inc.	13,326	397,248
MBIA, Inc. (I)(L)	5,390	54,116
Meadowbrook Insurance Group, Inc. (L)	1,693	17,523

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	1,393	$54,508
MetLife, Inc.	20,545	918,978
Montpelier Re Holdings, Ltd. (L)	1,941	34,297
National Financial Partners Corp. (I)(L)	1,204	17,759
National Interstate Corp.	566	11,801
National Western Life Insurance
Company, Class A	104	16,874
Old Republic International Corp. (L)	6,611	83,894
OneBeacon Insurance Group, Ltd.	2,652	35,882
PartnerRe, Ltd.	1,489	117,988
Platinum Underwriters Holdings, Ltd.	1,157	44,070
Presidential Life Corp. (L)	876	8,348
Primerica, Inc.	1,360	34,694
Principal Financial Group, Inc. (L)	8,079	259,417
ProAssurance Corp. (I)	740	46,894
Protective Life Corp.	2,284	60,640
Prudential Financial, Inc.	11,622	715,683
Reinsurance Group of America, Inc.	1,895	118,968
RenaissanceRe Holdings, Ltd.	1,490	102,795
RLI Corp. (L)	533	30,727
Safety Insurance Group, Inc.	465	21,441
SeaBright Holdings, Inc.	669	6,857
Selective Insurance Group, Inc.	1,509	26,106
StanCorp Financial Group, Inc.	1,212	55,897
State Auto Financial Corp.	1,127	20,534
Stewart Information Services Corp.	507	5,313
Symetra Financial Corp.	1,710	23,256
The Allstate Corp.	13,453	427,536
The Hanover Insurance Group, Inc.	1,093	49,458
The Navigators Group, Inc. (I)	477	24,566
The Phoenix Companies, Inc. (I)(L)	3,396	9,237
The Progressive Corp.	16,613	351,033
The Travelers Companies, Inc.	11,361	675,752
Torchmark Corp.	2,138	142,134
Tower Group, Inc. (L)	1,189	28,572
Transatlantic Holdings, Inc.	1,590	77,385
United Fire & Casualty Company	756	15,279
Unitrin, Inc.	1,645	50,798
Universal Insurance Holdings, Inc.	1,237	6,705
Unum Group (L)	8,344	219,030
Validus Holdings, Ltd.	1,990	66,327
W.R. Berkley Corp. (L)	3,657	117,792
Wesco Financial Corp.	167	64,996
White Mountains Insurance Group, Ltd.	223	81,217
XL Group PLC	284	6,986

		17,753,420
Real Estate Investment Trusts - 2.48%
Acadia Realty Trust	1,128	21,342
Agree Realty Corp. (L)	265	5,949
Alexander’s, Inc.	127	51,683
Alexandria Real Estate Equities, Inc. (L)	1,074	83,740
AMB Property Corp.	3,941	141,758
American Campus Communities, Inc.	1,417	46,761
American Capital Agency Corp.	476	13,871
Annaly Capital Management, Inc.	14,011	244,492
Anworth Mortgage Asset Corp.	2,647	18,767
Apartment Investment & Management
Company, Class A	3,104	79,059
Arbor Realty Trust, Inc. (I)	3,467	19,693
Ashford Hospitality Trust, Inc.	1,677	18,481
Associated Estates Realty Corp.	1,065	16,912
AvalonBay Communities, Inc. (L)	2,077	249,406
BioMed Realty Trust, Inc.	2,716	51,658
Boston Properties, Inc.	3,526	334,441

396

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Brandywine Realty Trust	3,537	$42,939
BRE Properties, Inc.	1,409	66,477
Camden Property Trust	1,686	95,799
Capital Trust, Inc., Class A (I)(L)	16,311	37,352
CapLease, Inc.	2,488	13,634
Capstead Mortage Corp.	1,589	20,307
Care Investment Trust, Inc. (I)	1,164	5,995
CBL & Associates Properties, Inc. (L)	3,602	62,747
Cedar Shopping Centers, Inc.	2,276	13,724
Chatham Lodging Trust	352	5,720
Chesapeake Lodging Trust	555	9,663
Chimera Investment Corp. (L)	17,978	71,193
Cogdell Spencer, Inc.	2,569	15,260
Colonial Properties Trust	1,450	27,913
CommonWealth	1,493	38,773
Coresite Realty Corp.	1,489	23,586
Corporate Office Properties Trust	1,530	55,294
Cousins Properties, Inc.	2,305	19,247
Cypress Sharpridge Investments, Inc.	494	6,264
DCT Industrial Trust, Inc. (L)	5,788	32,123
Developers Diversified Realty Corp.	6,154	86,156
DiamondRock Hospitality Company (L)	3,103	34,661
Digital Realty Trust, Inc.	1,993	115,873
Douglas Emmett, Inc.	3,269	61,294
Duke Realty Corp.	5,943	83,261
DuPont Fabros Technology, Inc. (L)	1,378	33,417
Dynex Capital, Inc.	907	9,124
EastGroup Properties, Inc.	696	30,603
Education Realty Trust, Inc.	1,748	14,036
Entertainment Properties Trust (L)	972	45,509
Equity Lifestyle Properties, Inc.	772	44,506
Equity One, Inc. (L)	2,251	42,251
Equity Residential (L)	7,156	403,670
Essex Property Trust, Inc.	732	90,768
Excel Trust, Inc.	810	9,550
Extra Space Storage, Inc.	2,375	49,186
Federal Realty Investment Trust	1,539	125,521
FelCor Lodging Trust, Inc. (I)	2,820	17,287
First Industrial Realty Trust, Inc. (I)(L)	1,588	18,881
First Potomac Realty Trust	846	13,325
Franklin Street Properties Corp. (L)	1,913	26,916
General Growth Properties, Inc.	21,718	336,195
Getty Realty Corp.	674	15,421
Gladstone Commercial Corp.	920	16,781
Glimcher Realty Trust	2,685	24,836
Government Properties Income Trust	569	15,283
Gramercy Capital Corp. (I)	13,794	58,487
Hatteras Financial Corp.	832	23,396
HCP, Inc. (L)	7,504	284,702
Health Care REIT, Inc. (L)	3,139	164,609
Healthcare Realty Trust, Inc. (L)	1,607	36,479
Hersha Hospitality Trust	4,355	25,869
Highwoods Properties, Inc. (L)	1,838	64,348
Home Properties, Inc. (L)	882	51,994
Hospitality Properties Trust (L)	3,212	74,358
Host Hotels & Resorts, Inc. (L)	16,604	292,396
Hudson Pacific Properties, Inc.	618	9,085
Inland Real Estate Corp.	2,398	22,877
Invesco Mortgage Capital, Inc.	336	7,342
Investors Real Estate Trust	1,653	15,704
iStar Financial, Inc. (I)(L)	4,950	45,441
Kilroy Realty Corp.	1,171	45,470
Kimco Realty Corp.	10,109	185,399
Kite Realty Group Trust	2,248	11,937
LaSalle Hotel Properties (L)	1,760	47,520

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Lexington Realty Trust (L)	3,644	$34,071
Liberty Property Trust	2,872	94,489
LTC Properties, Inc.	629	17,826
Mack-Cali Realty Corp.	2,075	70,343
Medical Properties Trust, Inc. (L)	2,756	31,887
MFA Financial, Inc.	6,994	57,351
MHI Hospitality Corp. (I)	1,863	4,751
Mid-America Apartment Communities, Inc.	774	49,691
Mission West Properties, Inc.	754	4,954
Monmouth Real Estate Investment Corp.	1,545	12,684
MPG Office Trust, Inc. (I)	1,889	7,008
National Health Investments, Inc.	696	33,352
National Retail Properties, Inc. (L)	2,109	55,108
Nationwide Health Properties, Inc.	2,837	120,658
New York Mortgage Trust, Inc.	689	4,899
Newcastle Investment Corp. (I)	1,674	10,111
NorthStar Realty Finance Corp.	4,932	26,386
Omega Healthcare Investors, Inc. (L)	2,209	49,349
One Liberty Properties, Inc.	550	8,294
Parkway Properties, Inc.	661	11,237
Pebblebrook Hotel Trust	889	19,691
Pennsylvania Real Estate Investment Trust	1,600	22,832
Pennymac Mortgage Investment Trust	492	9,048
Piedmont Office Realty Trust, Inc., Class A	3,145	61,044
Plum Creek Timber Company, Inc. (L)	4,122	179,760
Post Properties, Inc. (L)	1,269	49,808
Potlatch Corp. (L)	1,075	43,215
ProLogis	11,828	189,011
PS Business Parks, Inc.	616	35,691
Public Storage	4,285	475,249
RAIT Financial Trust (L)	26,506	65,205
Ramco-Gershenson Properties Trust (L)	823	10,312
Rayonier, Inc.	1,998	124,495
Realty Income Corp.	2,682	93,736
Redwood Trust, Inc.	2,139	33,261
Regency Centers Corp.	2,150	93,482
Resource Capital Corp.	878	5,786
Sabra Healthcare, Inc.	424	7,467
Saul Centers, Inc.	535	23,834
Senior Housing Properties Trust	3,177	73,198
Simon Property Group, Inc.	7,112	762,085
SL Green Realty Corp.	1,999	150,325
Sovran Self Storage, Inc.	635	25,114
Starwood Property Trust, Inc.	1,180	26,314
Strategic Hotels & Resorts, Inc. (I)	5,732	36,971
Sun Communities, Inc.	589	20,998
Sunstone Hotel Investors, Inc. (I)	2,222	22,642
Supertel Hospitality, Inc. (I)	4,332	6,931
Tanger Factory Outlet Centers, Inc.	2,052	53,844
Taubman Centers, Inc. (L)	1,406	75,333
Terreno Realty Corp.	395	6,806
The Macerich Company (L)	3,030	150,076
Transcontinental Realty Investors (I)	411	1,459
U-Store-It Trust	2,501	26,311
UDR, Inc. (L)	4,102	99,966
UMH Properties, Inc.	801	7,962
Universal Health Realty Income Trust	329	13,334
Urstadt Biddle Properties, Inc., Class A	678	12,896
Ventas, Inc.	4,002	217,309
Vornado Realty Trust	4,593	401,888
Washington Real Estate Investment Trust	1,560	48,500
Weingarten Realty Investors (L)	3,138	78,638
Weyerhaeuser Company (L)	13,025	320,415
Whitestone REIT, Class B	739	10,612

397

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust	587	$7,191

		10,198,241
Real Estate Management & Development - 0.20%
Altisource Portfolio Solutions SA (I)	322	9,879
American Realty Investors, Inc. (I)	479	1,480
American Spectrum Realty, Inc. (I)	408	7,552
Avatar Holdings, Inc. (I)	286	5,660
Brookfield Properties Corp.	12,622	223,662
Brookfield Residential Properties, Inc. (I)	957	8,996
CB Richard Ellis Group, Inc., Class A (I)	7,677	204,976
Consolidated-Tomoka Land Company	177	5,735
Forest City Enterprises, Inc., Class A (I)	4,002	75,358
Forestar Group, Inc. (I)	1,002	19,058
Grubb & Ellis Company (I)	14,824	11,859
Jones Lang LaSalle, Inc.	1,058	105,525
Tejon Ranch Company (I)	488	17,929
The Howard Hughes Corp. (I)	783	55,311
The St. Joe Company (I)(L)	2,343	58,739
ZipRealty, Inc. (I)	1,072	3,109

		814,828
Thrifts & Mortgage Finance - 0.31%
Abington Bancorp, Inc. (L)	810	9,906
Astoria Financial Corp. (L)	2,714	39,000
Bank Mutual Corp.	1,455	6,155
BankAtlantic Bancorp, Inc. (I)(L)	2,853	2,625
BankFinancial Corp.	740	6,801
Beacon Federal Bancorp, Inc.	530	7,696
Beneficial Mutual Bancorp, Inc. (I)	2,344	20,205
Berkshire Hill Bancorp, Inc. (L)	362	7,548
Brookline Bancorp, Inc.	1,751	18,438
Brooklyn Federal Bancorp, Inc.	514	339
Capitol Federal Financial, Inc.	4,479	50,478
Charter Financial Corp.	787	8,696
Chicopee Bancorp, Inc. (I)	352	4,981
Clifton Savings Bancorp, Inc.	877	10,410
Dime Community Bancshares	1,101	16,251
Doral Financial Corp. (I)	2,191	2,410
ESB Financial Corp.	567	8,375
ESSA Bancorp, Inc.	535	7,062
Federal Home Loan Mortgage Corp. (I)	17,838	6,957
Federal National Mortgage Association (I)	30,524	12,026
First Defiance Financial Corp. (I)	306	4,361
First Financial Holdings, Inc.	357	4,038
First Financial Northwest, Inc. (I)	707	4,030
First Niagara Financial Group, Inc. (L)	4,559	61,911
First PacTrust Bancorp, Inc.	352	5,600
Flushing Financial Corp.	852	12,695
Fox Chase Bancorp, Inc.	605	8,422
Home Federal Bancorp, Inc.	671	7,904
Hudson City Bancorp, Inc.	13,444	130,138
IMPAC Mortgage Holdings, Inc. (I)	1,297	3,567
Kaiser Federal Financial Group, Inc.	506	6,224
Kearny Financial Corp.	2,002	20,080
Kentucky First Federal Bancorp.	374	3,235
Legacy Bancorp, Inc.	480	6,134
Meridian Interstate Bancorp, Inc. (I)	801	11,254
MGIC Investment Corp. (I)(L)	4,491	39,925
NASB Financial, Inc. (I)	243	3,932
New York Community Bancorp, Inc. (L)	9,076	156,652
NewAlliance Bancshares, Inc. (L)	2,954	43,837
Northwest Bancshares, Inc.	2,981	37,382
OceanFirst Financial Corp.	500	6,975
Ocwen Financial Corp. (I)(L)	2,439	26,878

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Oritani Financial Corp.	1,620	$20,542
People’s United Financial, Inc.	9,200	115,736
Provident Financial Services, Inc.	1,700	25,160
Provident New York Bancorp	1,205	12,436
Prudential Bancorp, Inc.	464	3,294
Pulaski Financial Corp. (L)	530	3,975
Radian Group, Inc. (L)	2,751	18,734
Rockville Financial, Inc.	1,032	10,764
Roma Financial Corp. (L)	982	10,871
TFS Financial Corp. (L)	7,990	84,854
The PMI Group, Inc. (I)	3,744	10,109
TrustCo Bank Corp.	2,219	13,159
United Financial Bancorp, Inc.	563	9,295
Viewpoint Financial Group	1,180	15,340
Washington Federal, Inc.	2,359	40,905
Waterstone Financial, Inc. (I)	1,123	3,448
Westfield Financial, Inc.	1,024	9,277
WSFS Financial Corp.	227	10,692

		1,270,124

		67,766,511
Health Care - 10.28%
Biotechnology - 1.55%
Acadia Pharmaceuticals, Inc. (I)	3,029	4,907
Achillion Pharmaceuticals, Inc. (I)	1,304	9,324
Acorda Therapeutics, Inc. (I)(L)	1,012	23,478
Affymax, Inc. (I)	558	3,275
Alexion Pharmaceuticals, Inc. (I)	2,237	220,747
Alkermes, Inc. (I)	2,511	32,517
Allos Therapeutics, Inc. (I)	2,361	7,484
Alnylam Pharmaceuticals, Inc. (I)(L)	1,141	10,919
AMAG Pharmaceuticals, Inc. (I)	465	7,766
Amgen, Inc. (I)	23,700	1,266,765
Amylin Pharmaceuticals, Inc. (I)(L)	3,698	42,046
Anthera Pharmaceuticals, Inc. (I)	861	5,820
ARCA Biopharma, Inc. (I)	784	1,999
Ardea Biosciences, Inc. (I)	500	14,345
Arena Pharmaceuticals, Inc. (I)	2,702	3,756
ARIAD Pharmaceuticals, Inc. (I)	3,099	23,304
Arqule, Inc. (I)	1,349	9,659
Array BioPharma, Inc. (I)	2,117	6,478
AspenBio Pharma, Inc. (I)	938	797
Aveo Pharmaceuticals, Inc. (I)	846	11,328
AVI BioPharma, Inc. (I)(L)	4,497	8,409
BioCryst Pharmaceuticals, Inc. (I)	1,071	4,059
Biogen Idec, Inc. (I)	6,056	444,450
BioMarin Pharmaceutical, Inc. (I)(L)	2,614	65,690
BioMimetic Therapeutics, Inc. (I)	576	7,551
BioSpecifics Technologies Corp. (I)	189	4,820
BioTime, Inc. (I)(L)	1,179	8,784
Cel-Sci Corp. (I)	5,736	3,619
Celera Corp. (I)	2,361	19,148
Celgene Corp. (I)	11,853	681,903
Cell Therapeutics, Inc. (I)	15,805	5,879
Celldex Therapeutics, Inc. (I)	939	3,775
Cephalon, Inc. (I)(L)	1,858	140,799
Cepheid, Inc. (I)(L)	1,576	44,160
Chelsea Therapeutics International, Inc. (I)	1,619	6,314
Cleveland Biolabs, Inc. (I)(L)	1,242	9,315
Clinical Data, Inc. (I)	686	20,786
Codexis, Inc. (I)	198	2,348
Cubist Pharmaceuticals, Inc. (I)	1,476	37,254
Curis, Inc. (I)	2,596	8,437
Cytokinetics, Inc. (I)	1,783	2,657

398

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cytori Therapeutics, Inc. (I)(L)	1,170	$9,161
CytRx Corp. (I)(L)	5,852	5,150
Dendreon Corp. (I)	3,457	129,396
Discovery Laboratories, Inc. (I)	323	598
Dyax Corp. (I)	2,078	3,346
Dynavax Technologies Corp. (I)	1,942	5,360
Emergent Biosolutions, Inc. (I)	1,009	24,377
Enzon Pharmaceuticals, Inc. (I)(L)	1,414	15,413
Exact Sciences Corp. (I)	1,107	8,148
Exelixis, Inc. (I)	3,023	34,160
Genomic Health, Inc. (I)	792	19,483
Genzyme Corp. (I)	6,678	508,530
Geron Corp. (I)	2,416	12,201
Gilead Sciences, Inc. (I)	21,055	893,574
GTx, Inc. (I)(L)	1,607	4,130
Halozyme Therapeutics, Inc. (I)	2,574	17,272
Human Genome Sciences, Inc. (I)(L)	4,401	120,807
Idenix Pharmaceuticals, Inc. (I)(L)	1,781	5,913
Idera Pharmaceuticals, Inc. (I)	778	2,062
Immunogen, Inc. (I)	1,426	12,934
Immunomedics, Inc. (I)	2,124	8,114
Incyte Corp. (I)(L)	2,830	44,856
Infinity Pharmaceuticals, Inc. (I)(L)	769	4,522
Inhibitex, Inc. (I)	1,258	4,554
Inovio Biomedical Corp. (I)	3,243	3,567
Insmed, Inc. (I)	424	2,845
InterMune, Inc. (I)	1,319	62,244
Ironwood Pharmaceuticals, Inc. (I)	2,351	32,914
Isis Pharmaceuticals, Inc. (I)(L)	2,645	23,911
Keryx Biopharmaceuticals Inc. (I)	1,617	8,085
Lexicon Pharmaceuticals, Inc. (I)(L)	6,928	11,639
Ligand Pharmaceuticals, Inc., Class B (I)	548	5,480
Mannkind Corp. (I)(L)	2,976	10,862
Maxygen, Inc.	1,062	5,522
Medivation, Inc. (I)	941	17,540
Metabolix, Inc. (I)	695	7,304
Micromet, Inc. (I)	1,966	11,029
Momenta Pharmaceuticals, Inc. (I)(L)	1,112	17,625
Myriad Genetics, Inc. (I)	2,463	49,629
Myriad Pharmaceuticals, Inc. (I)	637	2,459
Nabi Biopharmaceuticals (I)	1,647	9,569
Nanosphere, Inc. (I)	1,220	3,965
Neuralstem, Inc. (I)	1,913	3,443
Neurocrine Biosciences, Inc. (I)	1,971	14,960
NeurogesX, Inc. (I)	549	2,223
Novavax, Inc. (I)(L)	2,526	6,542
NPS Pharmaceuticals, Inc. (I)	1,558	14,910
Omeros Corp. (I)	695	5,560
OncoGenex Pharmaceutical, Inc. (I)	172	2,638
Onyx Pharmaceuticals, Inc. (I)	1,666	58,610
Opko Health, Inc. (I)(L)	7,123	26,569
Orexigen Therapeutics, Inc. (I)(L)	1,351	3,796
Osiris Therapeutics, Inc. (I)	916	6,650
PDL BioPharma, Inc. (L)	3,172	18,398
Pharmacyclics, Inc. (I)	885	5,213
Pharmasset, Inc. (I)(L)	853	67,140
PharmAthene, Inc. (I)(L)	2,276	7,260
Progenics Pharmaceuticals, Inc. (I)(L)	935	5,778
Protalix BioTherapeutics, Inc. (I)	1,450	8,816
Regeneron Pharmaceuticals, Inc. (I)(L)	2,007	90,195
Repligen Corp. (I)	1,028	3,855
Rexahn Pharmaceuticals, Inc. (I)(L)	2,958	3,490
Rigel Pharmaceuticals, Inc. (I)	1,052	7,480
Rxi Pharmaceuticals Corp. (I)(L)	1,179	1,627
Sangamo Biosciences, Inc. (I)(L)	1,269	10,571

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Savient Pharmaceuticals, Inc. (I)	1,724	$18,274
SciClone Pharmaceuticals, Inc. (I)	1,772	7,159
Seattle Genetics, Inc. (I)(L)	2,722	42,382
SIGA Technologies, Inc. (I)	1,017	12,306
Spectrum Pharmaceuticals, Inc. (I)	1,304	11,593
StemCells, Inc. (I)	3,867	3,519
SuperGen, Inc. (I)	2,016	6,250
Synta Pharmaceuticals Corp. (I)(L)	1,395	7,338
Talecris Biotherapeutics Holdings Corp. (I)	2,612	70,002
Targacept, Inc. (I)	710	18,879
Tengion, Inc. (I)	2,856	7,283
Theravance, Inc. (I)	1,722	41,707
Transcept Pharmaceuticals, Inc. (I)	578	4,734
Unigene Laboratories, Inc. (I)	3,320	4,050
United Therapeutics Corp. (I)(L)	1,386	92,890
Vanda Pharmaceuticals, Inc. (I)(L)	745	5,431
Vertex Pharmaceuticals, Inc. (I)(L)	4,854	232,652
Vical, Inc. (I)	1,699	5,029
Ziopharm Oncology, Inc. (I)	1,025	6,406

		6,390,729
Health Care Equipment & Supplies - 1.80%
Abaxis, Inc. (I)(L)	619	17,852
ABIOMED, Inc. (I)	1,107	16,085
Accuray, Inc. (I)(L)	1,632	14,737
Alere, Inc. (I)	2,152	84,229
Align Technology, Inc. (I)(L)	1,797	36,803
Alphatec Holdings, Inc. (I)(L)	1,822	4,919
American Medical
Systems Holdings, Inc. (I)(L)	1,939	41,960
Analogic Corp.	385	21,772
AngioDynamics, Inc. (I)	711	10,750
ArthroCare Corp. (I)	400	13,336
Atrion Corp.	60	10,468
Baxter International, Inc.	14,592	784,612
Beckman Coulter, Inc.	1,748	145,206
Becton, Dickinson & Company	5,774	459,726
Boston Scientific Corp. (I)(L)	38,375	275,916
Bovie Medical Corp. (I)	621	1,925
C.R. Bard, Inc. (L)	2,313	229,704
Cantel Medical Corp.	469	12,077
CareFusion Corp. (I)	4,772	134,570
Conceptus, Inc. (I)	873	12,615
CONMED Corp. (I)(L)	843	22,154
CryoLife, Inc. (I)	905	5,521
Cutera, Inc. (I)	480	4,114
Cyberonics, Inc. (I)	793	25,225
Cynosure, Inc. (I)	415	5,764
Delcath Systems, Inc. (I)(L)	997	7,348
DENTSPLY International, Inc.	3,655	135,198
DexCom, Inc. (I)	1,357	21,061
Edwards Lifesciences Corp. (I)	2,812	244,644
Endologix, Inc. (I)	1,596	10,821
Exactech, Inc. (I)	444	7,792
Gen-Probe, Inc. (I)	1,245	82,606
Greatbatch, Inc. (I)	638	16,881
Haemonetics Corp. (I)	621	40,700
Hansen Medical, Inc. (I)	2,337	5,165
HeartWare International, Inc. (I)	152	13,001
Hill-Rom Holdings, Inc.	1,621	61,566
Hologic, Inc. (I)(L)	6,585	146,187
ICU Medical, Inc. (I)	416	18,212
IDEXX Laboratories, Inc. (I)(L)	1,461	112,818
Immucor, Inc. (I)(L)	1,803	35,663
Insulet Corp. (I)(L)	889	18,331

399

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp. (I)	741	$35,138
Intuitive Surgical, Inc. (I)	984	328,125
Invacare Corp. (L)	863	26,857
IRIS International, Inc. (I)	544	4,907
Kensey Nash Corp. (I)	366	9,117
Kinetic Concepts, Inc. (I)(L)	1,817	98,881
MAKO Surgical Corp. (I)	870	21,054
Masimo Corp. (L)	1,554	51,437
Medical Action Industries, Inc. (I)	530	4,452
Medtronic, Inc.	26,996	1,062,293
MELA Sciences, Inc. (I)	623	2,193
Meridian Bioscience, Inc. (L)	1,134	27,205
Merit Medical Systems, Inc. (I)	803	15,755
Natus Medical, Inc. (I)	818	13,742
Neogen Corp. (I)	640	26,483
NuVasive, Inc. (I)(L)	994	25,168
NxStage Medical, Inc. (I)(L)	1,346	29,585
OraSure Technologies, Inc. (I)	1,614	12,686
Orthofix International NV (I)	515	16,717
Orthovita, Inc. (I)	2,292	4,882
Palomar Medical Technologies, Inc. (I)	607	9,014
Quidel Corp. (I)(L)	938	11,218
ResMed, Inc. (I)(L)	3,774	113,220
Rochester Medical Corp. (I)	396	4,546
Rockwell Medical Technologies, Inc. (I)(L)	562	5,047
RTI Biologics, Inc. (I)	1,876	5,365
Sirona Dental Systems, Inc. (I)	1,421	71,277
SonoSite, Inc. (I)	446	14,861
Spectranetics Corp. (I)	1,276	6,010
St. Jude Medical, Inc.	8,465	433,916
STAAR Surgical Company (I)(L)	1,275	7,102
Stereotaxis, Inc. (I)	1,375	5,321
STERIS Corp. (L)	1,494	51,603
Stryker Corp.	10,007	608,426
SurModics, Inc. (I)(L)	519	6,488
Symmetry Medical, Inc. (I)	1,095	10,731
Synovis Life Technologies, Inc. (I)	364	6,982
Teleflex, Inc. (L)	976	56,588
The Cooper Companies, Inc.	1,162	80,701
Thoratec Corp. (I)(L)	1,454	37,702
TomoTherapy, Inc. (I)	2,050	9,369
TranS1, Inc. (I)	1,489	6,432
Utah Medical Products, Inc.	176	5,093
Varian Medical Systems, Inc. (I)(L)	3,102	209,819
Vascular Solutions, Inc. (I)	568	6,197
Volcano Corp. (I)	1,303	33,357
West Pharmaceutical Services, Inc.	834	37,338
Wright Medical Group, Inc. (I)	1,085	18,456
Young Innovations, Inc.	301	9,451
Zimmer Holdings, Inc. (I)	4,979	301,379
Zoll Medical Corp. (I)(L)	627	28,096

		7,397,816
Health Care Providers & Services - 2.13%
Accretive Health, Inc. (I)	1,012	28,093
Aetna, Inc.	10,256	383,882
Air Methods Corp. (I)	378	25,421
Alliance HealthCare Services, Inc. (I)	1,545	6,829
Allied Healthcare International, Inc. (I)	1,783	4,529
Almost Family, Inc. (I)(L)	235	8,845
Amedisys, Inc. (I)	738	25,830
America Service Group, Inc.	295	7,564
American Dental Partners, Inc. (I)	581	7,623
AMERIGROUP Corp. (I)(L)	1,303	83,718
AmerisourceBergen Corp.	7,117	281,549

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (I)	997	$8,634
AmSurg Corp. (I)	841	21,395
Assisted Living Concepts, Inc. (I)	392	15,343
Bio-Reference Labs, Inc. (I)(L)	767	17,211
BioScrip, Inc. (I)	1,289	6,071
Brookdale Senior Living, Inc. (I)	3,054	85,512
Capital Senior Living Corp. (I)	1,094	11,618
Cardinal Health, Inc.	8,850	364,001
CardioNet, Inc. (I)	627	3,003
Catalyst Health Solutions, Inc. (I)	1,118	62,530
Centene Corp. (I)	1,186	39,114
Chemed Corp.	537	35,770
Chindex International, Inc. (I)(L)	484	7,768
CIGNA Corp.	6,807	301,414
Community Health Systems, Inc. (I)(L)	2,363	94,496
Continucare Corp. (I)	2,330	12,466
Corvel Corp. (I)	362	19,251
Coventry Health Care, Inc. (I)	3,740	119,269
Cross Country Healthcare, Inc. (I)	961	7,525
DaVita, Inc. (I)	2,545	217,623
Emergency Medical
Services Corp., Class A (I)	481	30,587
Emeritus Corp. (I)	1,070	27,242
Express Scripts, Inc. (I)	13,662	759,744
Five Star Quality Care, Inc. (I)	1,299	10,561
Gentiva Health Services, Inc. (I)	803	22,508
Hanger Orthopedic Group, Inc. (I)	873	22,724
Health Management
Associates, Inc., Class A (I)	6,423	70,011
Health Net, Inc. (I)	2,548	83,320
Healthsouth Corp. (I)	2,362	59,003
Healthspring, Inc. (I)	1,521	56,840
Healthways, Inc. (I)	1,022	15,708
Henry Schein, Inc. (I)	2,230	156,479
HMS Holdings Corp. (I)(L)	682	55,822
Humana, Inc. (I)	4,198	293,608
IPC The Hospitalist Company, Inc. (I)	448	20,344
Kindred Healthcare, Inc. (I)(L)	1,082	25,838
Laboratory Corp. of America Holdings (I)	2,481	228,575
Landauer, Inc.	260	15,995
LCA-Vision, Inc. (I)	680	4,590
LHC Group, Inc. (I)	505	15,150
LifePoint Hospitals, Inc. (I)(L)	1,373	55,167
Lincare Holdings, Inc.	2,436	72,252
Magellan Health Services, Inc. (I)	842	41,325
McKesson Corp.	6,523	515,643
MedCath Corp. (I)	602	8,398
Medco Health Solutions, Inc. (I)	10,798	606,416
MEDNAX, Inc. (I)	1,175	78,267
Molina Healthcare, Inc. (I)	706	28,240
MWI Veterinary Supply, Inc. (I)(L)	344	27,754
National Healthcare Corp.	367	17,062
National Research Corp.	209	7,093
NovaMed, Inc. (I)	303	4,000
Omnicare, Inc. (L)	2,976	89,250
Owens & Minor, Inc.	1,582	51,383
Patterson Companies, Inc.	3,062	98,566
PharMerica Corp. (I)	873	9,987
PSS World Medical, Inc. (I)(L)	1,492	40,508
Quest Diagnostics, Inc.	4,433	255,873
RehabCare Group, Inc. (I)	517	19,062
Select Medical Holdings Corp. (I)	2,914	23,487
Skilled Healthcare Group, Inc. (I)(L)	1,119	16,102
Sun Healthcare Group, Inc. (I)	424	5,966
Sunrise Senior Living, Inc. (I)	1,848	22,047

400

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	747	$13,058
Tenet Healthcare Corp. (I)	12,405	92,417
The Ensign Group, Inc.	555	17,721
The Providence Service Corp. (I)	400	5,992
Triple-S Management Corp., Class B (I)	927	19,078
UnitedHealth Group, Inc.	27,897	1,260,944
Universal American Financial Corp. (L)	1,971	45,156
Universal Health Services, Inc., Class B	2,496	123,327
US Physical Therapy, Inc.	456	10,187
VCA Antech, Inc. (I)(L)	2,115	53,256
WellCare Health Plans, Inc. (I)	1,123	47,110
WellPoint, Inc.	9,764	681,430

		8,752,070
Health Care Technology - 0.14%
Allscripts-Misys Healthcare Solutions, Inc. (I)	5,485	115,130
athenahealth, Inc. (I)	902	40,707
Cerner Corp. (I)(L)	2,041	226,959
Computer Programs & Systems, Inc.	284	18,256
Emdeon, Inc., Class A (I)	2,279	36,715
Icad, Inc. (I)	1,996	2,695
MedAssets, Inc. (I)(L)	1,496	22,844
Medidata Solutions, Inc. (I)	654	16,723
MedQuist, Inc.	1,127	11,586
Merge Healthcare, Inc. (I)	1,602	7,818
Omnicell, Inc. (I)	951	14,493
Quality Systems, Inc.	714	59,505
Transcend Services, Inc. (I)	304	7,296
Vital Images, Inc. (I)	480	6,485

		587,212
Life Sciences Tools & Services - 0.61%
Affymetrix, Inc. (I)	2,183	11,373
Agilent Technologies, Inc. (I)	8,774	392,900
Albany Molecular Research, Inc. (I)	943	4,017
Bio-Rad Laboratories, Inc., Class A (I)	668	80,254
Bruker Corp. (I)	4,254	88,696
Caliper Life Sciences, Inc. (I)	2,073	14,013
Cambrex Corp. (I)	1,156	6,358
Charles River
Laboratories International, Inc. (I)	1,687	64,747
Covance, Inc. (I)(L)	1,617	88,482
Dionex Corp. (I)	439	51,824
Enzo Biochem, Inc. (I)	1,224	5,129
eResearch Technology, Inc. (I)	1,526	10,331
Furiex Pharmaceuticals, Inc. (I)	248	4,186
Harvard Bioscience, Inc. (I)	1,347	7,651
Illumina, Inc. (I)(L)	3,065	214,765
Kendle International, Inc. (I)	418	4,477
Life Technologies Corp. (I)	4,547	238,354
Luminex Corp. (I)	1,175	22,043
Medtox Scientific, Inc.	380	6,236
Mettler-Toledo International, Inc. (I)(L)	804	138,288
Parexel International Corp. (I)(L)	1,512	37,649
PerkinElmer, Inc.	2,971	78,048
Pharmaceutical Product Development, Inc.	2,982	82,631
Sequenom, Inc. (I)	1,676	10,609
Techne Corp. (L)	875	62,650
Thermo Fisher Scientific, Inc. (I)	10,259	569,887
Waters Corp. (I)(L)	2,346	203,867

		2,499,465
Pharmaceuticals - 4.05%
Abbott Laboratories	38,347	1,880,920
Acura Pharmaceuticals, Inc. (I)(L)	1,237	3,909
Akorn, Inc. (I)	3,071	17,720

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Alexza Pharmaceuticals, Inc. (I)	1,676	$2,849
Allergan, Inc.	7,657	543,800
Auxilium Pharmaceuticals, Inc. (I)(L)	1,169	25,098
AVANIR Pharmaceuticals, Class A (I)(L)	2,373	9,682
Biodel, Inc. (I)(L)	1,025	2,153
Bristol-Myers Squibb Company	42,838	1,132,208
Cadence Pharmaceuticals, Inc. (I)(L)	1,445	13,308
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,183	6,152
Columbia Laboratories, Inc. (I)	2,968	11,189
Corcept Therapeutics, Inc. (I)(L)	1,037	4,407
Cornerstone Therapeutics, Inc. (I)	733	4,852
Cumberland Pharmaceuticals, Inc. (I)	514	2,842
DepoMed, Inc. (I)	1,695	17,018
Durect Corp. (I)	2,460	8,856
Eli Lilly & Company	27,276	959,297
Emisphere Technologies, Inc. (I)	2,126	2,902
Endo Pharmaceuticals Holdings, Inc. (I)	2,942	112,267
Endo Pharmaceuticals, Inc. (I)	2,544	204
Forest Laboratories, Inc. (I)	7,116	229,847
Hi-Tech Pharmacal Company, Inc. (I)	348	7,005
Hospira, Inc. (I)	4,108	226,762
Impax Laboratories, Inc. (I)	1,213	30,871
Inspire Pharmaceuticals, Inc. (I)	2,363	9,357
Ista Pharmaceuticals, Inc. (I)	1,316	13,331
Jazz Pharmaceuticals, Inc. (I)	952	30,321
Johnson & Johnson	66,186	3,921,521
K-V Pharmaceutical Company, Class A (I)(L)	1,702	10,195
Lannett Company, Inc. (I)	733	4,090
MAP Pharmaceuticals, Inc. (I)	618	8,522
Medicis Pharmaceutical Corp., Class A	1,569	50,271
Merck & Company, Inc.	76,585	2,528,071
Mylan, Inc. (I)	7,769	176,123
Nektar Therapeutics (I)	2,448	23,183
NeoStem, Inc. (I)	1,863	3,204
Obagi Medical Products, Inc. (I)	733	9,265
Optimer Pharmaceuticals, Inc. (I)	810	9,582
Pain Therapeutics, Inc. (I)	1,329	12,705
Par Pharmaceutical Companies, Inc. (I)	976	30,334
Perrigo Company	2,311	183,771
Pfizer, Inc.	199,938	4,060,741
POZEN, Inc. (I)(L)	921	4,946
Questcor Pharmaceuticals, Inc. (I)(L)	1,776	25,592
Salix Pharmaceuticals, Ltd. (I)	1,345	47,115
Santarus, Inc. (I)	1,897	6,488
Somaxon Pharmaceuticals, Inc. (I)(L)	752	2,128
Sucampo Pharmaceuticals, Inc. (I)	1,224	5,141
The Medicines Company (I)(L)	1,488	24,240
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	405	20,173
Viropharma, Inc. (I)(L)	2,038	40,556
Vivus, Inc. (I)	2,092	12,949
Watson Pharmaceuticals, Inc. (I)	2,807	157,220
XenoPort, Inc. (I)	786	4,661

		16,691,914

		42,319,206
Industrials - 11.10%
Aerospace & Defense - 2.34%
AAR Corp. (L)	1,019	28,247
Aerovironment, Inc. (I)	594	20,772
Alliant Techsystems, Inc.	781	55,193
American Science & Engineering, Inc.	228	21,058
Ascent Solar Technologies, Inc. (I)	3,678	10,556
Astronics Corp. (I)	363	9,137

401

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
BE Aerospace, Inc. (I)	2,611	$92,769
Ceradyne, Inc. (I)(L)	743	33,494
Cubic Corp.	673	38,698
Curtiss-Wright Corp.	1,149	40,376
DigitalGlobe, Inc. (I)	1,183	33,159
Ducommun, Inc.	360	8,604
Esterline Technologies Corp. (I)	759	53,676
GenCorp, Inc. (I)(L)	1,684	10,070
General Dynamics Corp.	9,485	726,172
GeoEye, Inc. (I)	543	22,578
Goodrich Corp.	3,115	266,426
HEICO Corp., Class A	879	39,537
Herley Industries, Inc. (I)(L)	450	8,550
Hexcel Corp. (I)(L)	2,508	49,383
Honeywell International, Inc.	19,242	1,148,940
Huntington Ingalls Industries, Inc. (I)	1,245	51,681
ITT Corp.	4,549	273,167
Kratos Defense & Security Solutions, Inc. (I)	430	6,123
L-3 Communications Holdings, Inc.	2,858	223,810
Ladish Company, Inc. (I)	505	27,598
LMI Aerospace, Inc. (I)	374	7,559
Lockheed Martin Corp.	9,037	726,575
Moog, Inc., Class A (I)	1,069	49,078
National Presto Industries, Inc. (L)	167	18,818
Northrop Grumman Corp.	7,472	468,569
Orbital Sciences Corp., Class A (I)(L)	1,479	27,983
Precision Castparts Corp.	3,539	520,870
Raytheon Company	9,207	468,360
Rockwell Collins, Inc.	3,915	253,809
Spirit Aerosystems
Holdings, Inc., Class A (I)(L)	3,574	91,745
Taser International, Inc. (I)	1,850	7,530
Teledyne Technologies, Inc. (I)	901	46,591
Textron, Inc. (L)	6,943	190,169
The Boeing Company	18,297	1,352,697
TransDigm Group, Inc. (I)	1,210	101,434
Triumph Group, Inc. (L)	432	38,210
United Technologies Corp.	22,967	1,944,157

		9,613,928
Air Freight & Logistics - 0.81%
Air Transport Services Group, Inc. (I)	1,821	15,387
Atlas Air Worldwide Holdings, Inc. (I)	574	40,019
C.H. Robinson Worldwide, Inc. (L)	4,155	308,010
Expeditors International of Washington, Inc.	5,309	266,193
FedEx Corp.	7,866	735,864
Forward Air Corp.	789	24,167
HUB Group, Inc., Class A (I)	1,001	36,226
Pacer International, Inc. (I)(L)	1,286	6,764
Park-Ohio Holdings Corp. (I)	499	10,309
United Parcel Service, Inc., Class B	24,807	1,843,656
UTi Worldwide, Inc.	2,665	53,940

		3,340,535
Airlines - 0.22%
AirTran Holdings, Inc. (I)	3,288	24,496
Alaska Air Group, Inc. (I)	915	58,029
Allegiant Travel Company	512	22,431
AMR Corp. (I)(L)	7,783	50,278
Delta Air Lines, Inc. (I)	19,822	194,256
Hawaiian Holdings, Inc. (I)	1,498	9,003
JetBlue Airways Corp. (I)(L)	7,572	47,476
Pinnacle Airlines Corp. (I)	660	3,795
Republic Airways Holdings, Inc. (I)(L)	1,075	6,912
Skywest, Inc.	1,517	25,668

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company	18,744	$236,737
United Continental Holdings, Inc. (I)	7,707	177,184
US Airways Group, Inc. (I)(L)	3,798	33,081

		889,346
Building Products - 0.16%
A.O. Smith Corp.	1,126	49,927
AAON, Inc.	511	16,812
American Woodmark Corp.	421	8,790
Ameron International Corp.	258	18,006
Apogee Enterprises, Inc.	791	10,433
Armstrong World Industries, Inc.	1,446	66,906
Builders FirstSource, Inc. (I)	1,331	3,780
Gibraltar Industries, Inc. (I)	892	10,642
Griffon Corp. (I)	1,664	21,848
Insteel Industries, Inc.	537	7,593
Lennox International, Inc.	1,392	73,191
Masco Corp.	9,074	126,310
NCI Building Systems, Inc. (I)	290	3,674
Owens Corning (I)	3,237	116,500
PGT, Inc. (I)(L)	1,565	3,678
Quanex Building Products Corp.	1,041	20,435
Simpson Manufacturing Company, Inc. (L)	1,268	37,355
Trex Company, Inc. (I)	458	14,940
Universal Forest Products, Inc.	524	19,205
USG Corp. (I)(L)	2,594	43,216

		673,241
Commercial Services & Supplies - 0.69%
ABM Industries, Inc.	1,294	32,855
ACCO Brands Corp. (I)	1,599	15,254
American Reprographics Company (I)	1,377	14,252
APAC Customer Services, Inc. (I)	1,423	8,552
Avery Dennison Corp.	2,825	118,537
Cenveo, Inc. (I)	1,729	11,290
Cintas Corp.	3,611	109,305
Clean Harbors, Inc. (I)	678	66,891
Consolidated Graphics, Inc. (I)	303	16,553
Copart, Inc. (I)	1,958	84,840
Corrections Corp. of America (I)	2,731	66,636
Courier Corp.	365	5,095
Covanta Holding Corp. (L)	3,963	67,688
Deluxe Corp. (L)	1,294	34,343
EnergySolutions, Inc. (L)	2,481	14,787
EnerNOC, Inc. (I)	663	12,670
Ennis, Inc.	783	13,334
Fuel Tech, Inc. (I)	720	6,408
G&K Services, Inc., Class A	538	17,889
Healthcare Services Group, Inc.	1,512	26,581
Heritage-Crystal Clean, Inc. (I)	382	5,444
Herman Miller, Inc. (L)	1,386	38,101
Higher One Holdings, Inc. (I)	721	10,418
HNI Corp. (L)	1,140	35,978
Innerworkings, Inc. (I)(L)	1,379	10,177
Interface, Inc., Class A (L)	1,615	29,861
Iron Mountain, Inc.	5,102	159,335
KAR Auction Services, Inc. (I)	2,484	38,105
Kimball International, Inc., Class B	1,154	8,078
Knoll, Inc. (L)	1,249	26,179
M&F Worldwide Corp. (I)	527	13,238
McGrath Rentcorp	676	18,435
Metalico, Inc. (I)(L)	1,307	8,130
Mine Safety Appliances Company	931	34,140
Mobile Mini, Inc. (I)(L)	978	23,492
Multi-Color Corp.	402	8,124

402

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Perma-Fix Environmental Services, Inc. (I)	1,860	$2,809
Pitney Bowes, Inc.	5,036	129,375
R.R. Donnelley & Sons Company (L)	5,132	97,097
Republic Services, Inc.	9,639	289,556
Rino International Corp. (I)	527	943
Rollins, Inc.	3,597	73,019
Schawk, Inc., Class A	698	13,569
Standard Parking Corp. (I)	524	9,306
Standard Register Company	865	2,872
Steelcase, Inc., Class A	3,560	40,513
Stericycle, Inc. (I)(L)	2,085	184,877
Sykes Enterprises, Inc. (I)	1,255	24,811
Team, Inc. (I)	565	14,837
Tetra Tech, Inc. (I)	1,598	39,455
The Brinks Company	1,204	39,864
The Geo Group, Inc. (I)(L)	1,794	45,998
Unifirst Corp.	500	26,505
United Stationers, Inc.	565	40,143
US Ecology, Inc.	563	9,813
Viad Corp.	594	14,220
Waste Connections, Inc.	2,938	84,585
Waste Management, Inc. (L)	12,130	452,934

		2,848,096
Construction & Engineering - 0.32%
Aecom Technology Corp. (I)	2,821	78,226
Argan, Inc. (I)	425	3,638
Comfort Systems USA, Inc.	1,100	15,477
Dycom Industries, Inc. (I)	1,168	20,253
EMCOR Group, Inc. (I)	1,714	53,083
Fluor Corp.	4,500	331,470
Furmanite Corp. (I)	1,184	9,472
Granite Construction, Inc. (L)	975	27,398
Great Lakes Dredge & Dock Corp.	1,642	12,528
Insituform Technologies, Inc., Class A (I)	1,011	27,044
Integrated Electrical Services, Inc. (I)	455	1,565
Jacobs Engineering Group, Inc. (I)	3,130	160,976
KBR, Inc.	4,030	152,213
Layne Christensen Company (I)	553	19,079
MasTec, Inc. (I)	2,023	42,078
Michael Baker Corp. (I)	244	7,093
MYR Group, Inc. (I)	563	13,467
Northwest Pipe Company (I)(L)	260	5,962
Orion Marine Group, Inc. (I)	705	7,572
Pike Electric Corp. (I)	929	8,844
Quanta Services, Inc. (I)	4,996	112,060
Sterling Construction Company, Inc. (I)	376	6,347
The Shaw Group, Inc. (I)	2,136	75,636
Tutor Perini Corp.	1,306	31,814
URS Corp. (I)	2,083	95,922

		1,319,217
Electrical Equipment - 0.71%
A123 Systems, Inc. (I)(L)	2,494	15,837
Acuity Brands, Inc. (L)	1,062	62,116
Advanced Battery Technologies, Inc. (I)(L)	1,738	3,372
American Superconductor Corp. (I)	1,177	29,272
AMETEK, Inc.	3,936	172,672
AZZ, Inc. (L)	360	16,416
Beacon Power Corp. (I)	943	1,848
Belden, Inc.	1,221	45,849
Brady Corp., Class A	1,328	47,396
Broadwind Energy, Inc. (I)	10,392	13,614
Capstone Turbine Corp. (I)(L)	5,555	10,055
Emerson Electric Company	18,660	1,090,304

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Encore Wire Corp.	643	$15,651
Ener1, Inc. (I)	3,206	9,490
EnerSys (I)	1,280	50,880
Franklin Electric Company, Inc.	628	29,014
Fuelcell Energy, Inc. (I)(L)	12,106	25,907
General Cable Corp. (I)(L)	1,394	60,360
GrafTech International, Ltd. (I)(L)	3,148	64,943
Hubbell, Inc., Class B	1,394	99,016
II-VI, Inc. (I)	795	39,551
LaBarge, Inc. (I)	492	8,708
LSI Industries, Inc.	780	5,647
Nexxus Lighting, Inc. (I)	318	1,034
Polypore International, Inc. (I)(L)	1,201	69,154
Powell Industries, Inc. (I)	330	13,015
Preformed Line Products Company	156	10,791
Regal-Beloit Corp.	900	66,447
Rockwell Automation, Inc. (L)	3,587	339,510
Roper Industries, Inc. (L)	2,301	198,944
Satcon Technology Corp. (I)	1,997	7,708
The Babcock & Wilcox Company (I)	2,913	97,236
Thomas & Betts Corp. (I)	1,315	78,203
UQM Technologies, Inc. (I)	4,418	13,166
Valence Technology, Inc. (I)(L)	4,864	7,588
Vicor Corp. (L)	1,180	19,458
Woodward, Inc.	1,734	59,927
Zbb Energy Corp. (I)	6,435	7,529

		2,907,628
Industrial Conglomerates - 1.75%
3M Company	17,675	1,652,613
Carlisle Companies, Inc.	1,509	67,226
General Electric Company	265,872	5,330,734
Raven Industries, Inc.	511	31,386
Seaboard Corp.	31	74,803
Standex International Corp.	432	16,368
Tredegar Industries, Inc.	946	20,415
United Capital Corp. (I)	279	7,896

		7,201,441
Machinery - 2.56%
3D Systems Corp. (I)(L)	736	35,733
Actuant Corp., Class A (L)	1,778	51,562
AGCO Corp. (I)(L)	2,304	126,651
Alamo Group, Inc.	343	9,415
Albany International Corp., Class A	774	19,273
Altra Holdings, Inc. (I)	837	19,770
American Railcar Industries, Inc. (I)	738	18,420
Ampco-Pittsburgh Corp.	311	8,577
Astec Industries, Inc. (I)	603	22,486
Badger Meter, Inc.	413	17,020
Barnes Group, Inc. (L)	1,453	30,339
Blount International, Inc. (I)	1,350	21,573
Briggs & Stratton Corp. (L)	1,338	30,306
Bucyrus International, Inc.	1,999	182,809
Cascade Corp.	111	4,948
Caterpillar, Inc.	15,727	1,751,201
Chart Industries, Inc. (I)	790	43,482
CIRCOR International, Inc.	491	23,087
CLARCOR, Inc.	1,238	55,623
Colfax Corp. (I)	1,310	30,065
Columbus McKinnon Corp. (I)	576	10,633
Commercial Vehicle Group, Inc. (I)	851	15,182
Crane Company	1,485	71,919
Cummins, Inc.	4,992	547,223
Danaher Corp.	16,216	841,610

403

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Deere & Company	10,507	$1,018,023
Donaldson Company, Inc.	1,875	114,919
Dover Corp.	4,694	308,584
Dynamic Materials Corp.	370	10,342
Eaton Corp.	8,350	462,924
Energy Recovery, Inc. (I)	1,460	4,643
EnPro Industries, Inc. (I)	575	20,884
ESCO Technologies, Inc.	711	27,125
Federal Signal Corp.	1,455	9,472
Flanders Corp. (I)	918	2,984
Flow International Corp. (I)	1,391	6,106
Flowserve Corp.	1,399	180,191
Force Protection, Inc. (I)	1,894	9,281
FreightCar America, Inc. (I)	369	11,996
Gardner Denver, Inc.	1,309	102,141
Graco, Inc. (L)	1,527	69,463
Graham Corp.	322	7,709
Greenbrier Companies, Inc. (I)	617	17,510
Harsco Corp.	2,073	73,156
Hurco Companies, Inc. (I)	228	6,954
IDEX Corp.	1,982	86,514
Illinois Tool Works, Inc.	12,516	672,360
John Bean Technologies Corp.	744	14,307
Joy Global, Inc. (L)	2,586	255,523
Kadant, Inc. (I)	468	12,257
Kaydon Corp.	859	33,664
Kennametal, Inc.	2,053	80,067
L.B. Foster Company	310	13,364
Lincoln Electric Holdings, Inc.	1,065	80,855
Lindsay Corp.	368	29,079
Meritor, Inc. (I)	2,097	35,586
Met-Pro Corp.	518	6,164
Middleby Corp. (I)(L)	479	44,652
Miller Industries, Inc.	442	7,178
Mueller Industries, Inc.	1,020	37,352
Mueller Water Products, Inc.	3,212	14,390
NACCO Industries, Inc., Class A	223	24,679
Navistar International Corp. (I)	1,796	124,517
Nordson Corp.	850	97,801
Omega Flex, Inc. (I)	322	4,331
Oshkosh Corp. (I)	2,292	81,091
PACCAR, Inc. (L)	9,162	479,631
Pall Corp.	2,914	167,876
Parker Hannifin Corp.	4,030	381,560
Pentair, Inc. (L)	2,441	92,245
PMFG, Inc. (I)	477	10,179
RBC Bearings, Inc. (I)	592	22,632
Robbins & Myers, Inc.	1,299	59,741
Sauer-Danfoss, Inc. (I)	1,366	69,570
SmartHeat, Inc. (I)	603	1,706
Snap-On, Inc. (L)	1,450	87,087
SPX Corp.	1,257	99,793
Sun Hydraulics, Inc.	480	20,688
Tecumseh Products Company, Class A (I)	727	7,285
Tennant Company	543	22,828
Terex Corp. (I)	2,771	102,638
The Eastern Company (L)	217	4,149
The Gorman-Rupp Company	488	19,222
The Manitowoc Company, Inc. (L)	3,433	75,114
The Toro Company	822	54,433
Timken Company	2,469	129,129
Titan International, Inc.	1,034	27,515
TriMas Corp. (I)	1,098	23,607
Trinity Industries, Inc. (L)	2,056	75,394
Twin Disc, Inc.	407	13,114

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Valmont Industries, Inc.	668	$69,719
Wabash National Corp. (I)(L)	1,440	16,675
WABCO Holdings, Inc. (I)	1,648	101,583
Wabtec Corp.	1,194	80,989
Watts Water Technologies, Inc., Class A (L)	783	29,903

		10,555,050
Marine - 0.04%
Alexander & Baldwin, Inc. (L)	1,088	49,667
Eagle Bulk Shipping, Inc. (I)(L)	1,793	6,670
Excel Maritime Carriers, Ltd. (I)(L)	2,253	9,665
Genco Shipping & Trading, Ltd. (I)(L)	884	9,521
Horizon Lines, Inc.	1,058	899
International Shipholding Corp.	238	5,926
Kirby Corp. (I)	1,357	77,743
Navios Maritime Partners LP	653	13,275
TBS International PLC, Class A (I)	1,932	3,767

		177,133
Professional Services - 0.32%
Acacia Research - Acacia Technologies (I)	1,063	36,376
Barrett Business Services, Inc.	443	7,115
CBIZ, Inc. (I)(L)	1,776	12,805
CDI Corp.	579	8,563
CoStar Group, Inc. (I)(L)	555	34,787
CRA International, Inc. (I)	339	9,773
Dun & Bradstreet Corp. (L)	1,219	97,813
Equifax, Inc.	3,129	121,562
Exponent, Inc. (I)	387	17,264
FTI Consulting, Inc. (I)	1,192	45,689
GP Strategies Corp. (I)	781	10,622
Heidrick & Struggles International, Inc.	459	12,774
Hill International, Inc. (I)	1,334	7,057
Hudson Highland Group, Inc. (I)	1,157	7,521
Huron Consulting Group, Inc. (I)	570	15,783
ICF International, Inc. (I)	401	8,237
IHS, Inc., Class A (I)(L)	1,573	139,604
Insperity, Inc.	689	20,932
Kelly Services, Inc., Class A (I)	1,022	22,188
Kforce, Inc. (I)	1,103	20,185
Korn/Ferry International (I)	1,276	28,417
Manpower, Inc.	1,995	125,446
Navigant Consulting Company (I)	1,367	13,656
Odyssey Marine Exploration, Inc. (I)(L)	3,014	9,283
On Assignment, Inc. (I)	1,155	10,926
Resources Connection, Inc.	1,266	24,548
Robert Half International, Inc. (L)	3,724	113,954
School Specialty, Inc. (I)(L)	555	7,937
SFN Group, Inc. (I)	1,603	22,586
The Advisory Board Company (I)	449	23,124
The Corporate Executive Board Company (L)	895	36,131
The Dolan Company (I)	857	10,404
Towers Watson & Company, Class A	1,538	85,297
TrueBlue, Inc. (I)	1,228	20,618
Verisk Analytics, Inc., Class A (I)	3,120	102,211
Volt Information Sciences, Inc. (I)	717	5,879
VSE Corp.	148	4,397

		1,301,464
Road & Rail - 0.90%
AMERCO, Inc. (I)	494	47,918
Arkansas Best Corp.	705	18,274
Avis Budget Group, Inc. (I)(L)	2,681	48,017
Celadon Group, Inc. (I)	732	11,888
Con-way, Inc. (L)	1,284	50,448
CSX Corp. (L)	9,595	754,167

404

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Dollar Thrifty Automotive Group, Inc. (I)	626	$41,773
Genesee & Wyoming, Inc., Class A (I)	975	56,745
Heartland Express, Inc. (L)	2,236	39,264
Hertz Global Holdings, Inc. (I)(L)	10,406	162,646
J.B. Hunt Transport Services, Inc.	3,165	143,754
Kansas City Southern (I)	2,453	133,566
Knight Transportation, Inc. (L)	2,109	40,598
Landstar System, Inc.	1,236	56,460
Marten Transport, Ltd.	604	13,469
Norfolk Southern Corp.	9,256	641,163
Old Dominion Freight Line, Inc. (I)	1,432	50,249
Patriot Transportation Holding, Inc. (I)	303	8,105
RailAmerica, Inc. (I)	415	7,072
Ryder Systems, Inc.	1,354	68,512
Saia, Inc. (I)	413	6,769
Union Pacific Corp.	12,396	1,218,899
Universal Truckload Services, Inc. (I)(L)	479	8,263
USA Truck, Inc. (I)	336	4,368
Werner Enterprises, Inc. (L)	1,798	47,593
YRC Worldwide, Inc. (I)	7,499	13,198

		3,693,178
Trading Companies & Distributors - 0.27%
Aceto Corp.	765	6,097
Aircastle, Ltd. (L)	2,188	26,409
Applied Industrial Technologies, Inc.	1,121	37,284
Beacon Roofing Supply, Inc. (I)(L)	1,173	24,011
BlueLinx Holdings, Inc. (I)	1,112	4,114
CAI International, Inc. (I)	702	18,154
DXP Enterprises, Inc. (I)	385	8,886
Fastenal Company (L)	3,704	240,130
GATX Corp.	1,171	45,271
H&E Equipment Services, Inc. (I)	1,032	20,134
Houston Wire & Cable Company	549	8,026
Interline Brands, Inc. (I)	945	19,278
Kaman Corp., Class A	747	26,294
Lawson Products, Inc.	337	7,764
MSC Industrial Direct
Company, Inc., Class A (L)	1,198	82,027
RSC Holdings, Inc. (I)(L)	2,750	39,545
Rush Enterprises, Inc., Class A (I)	202	4,000
TAL International Group, Inc.	812	29,451
Textainer Group Holdings, Ltd.	1,240	46,078
Titan Machinery, Inc. (I)	547	13,812
United Rentals, Inc. (I)(L)	1,640	54,579
Watsco, Inc. (L)	724	50,470
WESCO International, Inc. (I)(L)	1,087	67,938
WW Grainger, Inc. (L)	1,748	240,665

		1,120,417
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC (I)(L)	1,287	30,708

		45,671,382
Information Technology - 17.78%
Communications Equipment - 1.88%
Acme Packet, Inc. (I)(L)	1,524	108,143
ADTRAN, Inc. (L)	1,545	65,601
Anaren, Inc. (I)	495	9,950
Arris Group, Inc. (I)	3,254	41,456
Aruba Networks, Inc. (I)	2,349	79,490
Aviat Networks, Inc. (I)	1,841	9,518
Bel Fuse, Inc., Class B	152	3,346
BigBand Networks, Inc. (I)	1,816	4,631
Black Box Corp.	493	17,329

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Blue Coat Systems, Inc. (I)	1,094	$30,807
Brocade Communications Systems, Inc. (I)	11,151	68,579
Calix, Inc. (I)	700	14,217
Ciena Corp. (I)(L)	2,449	63,576
Cisco Systems, Inc.	142,119	2,437,341
Communications Systems, Inc.	421	6,500
Comtech Telecommunications Corp.	730	19,841
DG Fastchannel, Inc. (I)	586	18,881
Dialogic, Inc. (I)	987	4,629
Digi International, Inc. (I)	840	8,870
EchoStar Corp., Class A (I)	2,323	87,926
Emcore Corp. (I)	4,436	11,445
EMS Technologies, Inc. (I)	461	9,061
Emulex Corp. (I)	2,134	22,770
Extreme Networks, Inc. (I)	2,882	10,087
F5 Networks, Inc. (I)	1,992	204,319
Finisar Corp. (I)	1,597	39,286
Globecomm Systems, Inc. (I)	724	8,927
Harmonic, Inc. (I)	2,683	25,167
Harris Corp. (L)	3,284	162,886
Infinera Corp. (I)(L)	2,615	21,940
InterDigital, Inc. (L)	1,123	53,578
Ixia (I)(L)	1,888	29,981
JDS Uniphase Corp. (I)	5,636	117,454
Juniper Networks, Inc. (I)	13,111	551,711
KVH Industries, Inc. (I)	660	9,979
Loral Space & Communications, Inc. (I)	535	41,489
Motorola Mobility Holdings, Inc. (I)	7,297	178,047
Motorola Solutions, Inc. (I)	8,339	372,670
MRV Communications, Inc. (I)	2,373	3,631
NETGEAR, Inc. (I)	905	29,358
Network Equipment Technologies, Inc. (I)(L)	1,065	4,015
Oclaro, Inc. (I)	285	3,280
Oplink Communications, Inc. (I)	711	13,857
OpNext, Inc. (I)	3,440	8,359
ORBCOMM, Inc. (I)	1,613	5,323
Parkervision, Inc. (I)	1,260	882
PC-Tel, Inc. (I)	759	5,822
Plantronics, Inc.	1,242	45,482
Polycom, Inc. (I)	2,126	110,233
Powerwave Technologies, Inc. (I)	4,442	20,033
QUALCOMM, Inc.	40,065	2,196,764
Riverbed Technology, Inc. (I)	3,564	134,185
Seachange International, Inc. (I)(L)	965	9,168
ShoreTel, Inc. (I)	1,372	11,292
Sonus Networks, Inc. (I)	7,810	29,366
Sycamore Networks, Inc.	808	19,739
Symmetricom, Inc. (I)	1,491	9,140
Tekelec, Inc. (I)	1,745	14,169
Tellabs, Inc. (L)	9,698	50,818
UTStarcom, Inc. (I)(L)	4,677	10,991
Viasat, Inc. (I)(L)	875	34,860
WorldGate Communications, Inc. (I)	9,545	548

		7,742,743
Computers & Peripherals - 3.35%
ADPT Corp. (I)	3,575	10,511
Apple, Inc. (I)	22,753	7,928,283
Avid Technology, Inc. (I)(L)	1,119	24,954
Cray, Inc. (I)	1,133	7,308
Dell, Inc. (I)	48,684	706,405
Diebold, Inc.	1,637	58,048
Electronics for Imaging, Inc. (I)	1,291	18,991
EMC Corp. (I)	51,396	1,364,564
Hewlett-Packard Company	57,196	2,343,320

405

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Hutchinson Technology, Inc. (I)(L)	2,139	$6,032
Hypercom Corp. (I)	2,205	26,526
Imation Corp. (I)	1,139	12,688
Immersion Corp. (I)	969	7,403
Intermec, Inc. (I)	1,649	17,793
Intevac, Inc. (I)(L)	761	9,459
Lexmark International, Inc., Class A (I)(L)	1,974	73,117
NCR Corp. (I)	4,087	76,999
NetApp, Inc. (I)(L)	8,518	410,397
Novatel Wireless, Inc. (I)(L)	922	5,034
Presstek, Inc. (I)	975	2,028
QLogic Corp. (I)(L)	2,872	53,276
Quantum Corp. (I)	5,993	15,102
Rimage Corp.	343	5,539
SanDisk Corp. (I)(L)	5,769	265,893
Seagate Technology PLC (I)	622	8,957
Silicon Graphics International Corp. (I)	1,010	21,614
STEC, Inc. (I)(L)	1,348	27,081
Stratasys, Inc. (I)	579	27,213
Super Micro Computer, Inc. (I)	1,005	16,120
Synaptics, Inc. (I)	886	23,940
Usa Technologies, Inc. (I)	89	221
Western Digital Corp. (I)	5,756	214,641

		13,789,457
Electronic Equipment, Instruments & Components - 0.83%
Agilysys, Inc. (I)	745	4,276
Alanco Technologies, Inc. (I)	7,717	8,720
Amphenol Corp., Class A	4,349	236,542
Anixter International, Inc. (L)	857	59,896
Arrow Electronics, Inc. (I)	2,904	121,620
Avnet, Inc. (I)	3,814	130,019
AVX Corp.	4,216	62,861
Benchmark Electronics, Inc. (I)	1,614	30,618
Brightpoint, Inc. (I)	2,034	22,049
Checkpoint Systems, Inc. (I)	1,010	22,705
Cognex Corp.	1,074	30,341
Coherent, Inc. (I)	666	38,701
Comverge, Inc. (I)	665	3,099
Corning, Inc.	39,251	809,748
CTS Corp. (L)	1,164	12,571
Daktronics, Inc. (L)	1,228	13,201
DDi Corp.	999	10,559
Dolby Laboratories, Inc., Class A (I)(L)	2,847	140,101
DTS, Inc. (I)	499	23,268
Echelon Corp. (I)(L)	1,217	12,328
Electro Rent Corp.	723	12,421
Electro Scientific Industries, Inc. (I)	929	16,127
FARO Technologies, Inc. (I)	488	19,520
FLIR Systems, Inc. (L)	3,838	132,833
Gerber Scientific, Inc. (I)(L)	910	8,518
Ingram Micro, Inc., Class A (I)	4,018	84,499
Insight Enterprises, Inc. (I)	1,327	22,599
IPG Photonics Corp. (I)(L)	1,256	72,446
Itron, Inc. (I)(L)	1,014	57,230
Jabil Circuit, Inc.	5,529	112,957
KEMET Corp. (I)	514	7,623
L-1 Identity Solutions, Inc. (I)	2,454	28,908
Littelfuse, Inc.	585	33,404
Maxwell Technologies, Inc. (I)	713	12,314
Measurement Specialties, Inc. (I)	563	19,176
Mercury Computer Systems, Inc. (I)	689	14,579
Methode Electronics, Inc.	1,251	15,112
Microvision, Inc. (I)	2,370	3,128
Molex, Inc. (L)	4,349	109,247

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
MTS Systems Corp.	513	$23,367
Multi-Fineline Electronix, Inc. (I)	701	19,782
National Instruments Corp. (L)	2,857	93,624
Newport Corp. (I)	1,121	19,987
OSI Systems, Inc. (I)	502	18,840
Park Electrochemical Corp.	598	19,286
PC Connection, Inc. (I)	930	8,240
Plexus Corp. (I)(L)	1,027	36,007
Power-One, Inc. (I)(L)	2,478	21,683
Pulse Electronics Corp. (L)	1,242	7,514
RadiSys Corp. (I)	757	6,556
Rofin-Sinar Technologies, Inc. (I)	798	31,521
Rogers Corp. (I)	496	22,350
Sanmina-SCI Corp. (I)	2,069	23,193
Scansource, Inc. (I)	689	26,175
SMART Modular
Technologies (WWH), Inc. (I)	2,012	15,633
Spectrum Control, Inc. (I)	494	9,722
Superconductor Technologies, Inc. (I)	1,989	5,947
SYNNEX Corp. (I)(L)	905	29,621
Tech Data Corp. (I)	1,247	63,422
Trimble Navigation, Ltd. (I)(L)	3,032	153,237
TTM Technologies, Inc. (I)	1,323	24,026
Universal Display Corp. (I)	1,031	56,746
Vishay Intertechnology, Inc. (I)(L)	4,827	85,631
Vishay Precision Group, Inc. (I)	344	5,390
X-Rite, Inc. (I)	3,072	14,592
Zygo Corp. (I)	749	10,950

		3,428,906
Internet Software & Services - 1.93%
Akamai Technologies, Inc. (I)	4,359	165,642
Ancestry.com, Inc. (I)(L)	619	21,944
AOL, Inc. (I)(L)	2,701	52,751
comScore, Inc. (I)	810	23,903
Constant Contact, Inc. (I)	800	27,920
DealerTrack Holdings, Inc. (I)	1,129	25,922
Dice Holdings, Inc. (I)(L)	1,793	27,092
Digital River, Inc. (I)(L)	1,018	38,104
Earthlink, Inc.	2,844	22,269
eBay, Inc. (I)	32,702	1,015,070
Equinix, Inc. (I)(L)	997	90,827
Google, Inc., Class A (I)	7,941	4,655,094
GSI Commerce, Inc. (I)	1,464	42,851
IAC/InterActiveCorp (I)	2,783	85,967
InfoSpace, Inc. (I)	1,055	9,136
Internap Network Services Corp. (I)	1,633	10,729
Intralinks Holdings, Inc. (I)	1,019	27,248
iPass, Inc. (I)	3,560	5,554
j2 Global Communications, Inc. (I)(L)	1,133	33,435
Keynote Systems, Inc.	538	9,980
Lenco Mobile, Inc. (I)	2,661	5,322
Limelight Networks, Inc. (I)	2,367	16,948
Liquidity Services, Inc. (I)	856	15,288
LivePerson, Inc. (I)	1,655	20,919
LogMeIn, Inc. (I)	619	26,097
LoopNet, Inc. (I)	1,043	14,758
Marchex, Inc., Class B	1,314	10,341
ModusLink Global Solutions, Inc.	1,434	7,830
Monster Worldwide, Inc. (I)(L)	3,219	51,182
Move, Inc. (I)	4,559	10,896
NaviSite, Inc. (I)	1,217	6,681
NIC, Inc.	1,839	22,914
OpenTable, Inc. (I)	616	65,512

406

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Openwave Systems, Inc. (I)	3,126	$6,690
Perficient, Inc. (I)	924	11,097
Quinstreet, Inc. (I)	663	15,070
Rackspace Hosting, Inc. (I)	3,199	137,077
RealNetworks, Inc. (I)	3,896	14,493
RightNow Technologies, Inc. (I)(L)	942	29,485
Saba Software, Inc. (I)	1,179	11,566
SAVVIS, Inc. (I)	1,460	54,151
Stamps.com, Inc.	581	7,756
Support.com, Inc. (I)	1,821	9,451
TechTarget, Inc. (I)	1,366	12,171
Terremark Worldwide, Inc. (I)	1,771	33,649
The Knot, Inc. (I)	932	11,231
Travelzoo, Inc. (I)(L)	440	29,300
United Online, Inc. (L)	2,301	14,508
ValueClick, Inc. (I)(L)	2,279	32,954
VeriSign, Inc.	4,599	166,530
Vocus, Inc. (I)	554	14,326
Web.com Group, Inc. (I)	914	13,335
WebMD Health Corp. (I)	1,317	70,354
Yahoo!, Inc. (I)	33,973	565,650
Zix Corp. (I)	2,922	10,753

		7,937,723
IT Services - 2.92%
Acxiom Corp. (I)	2,045	29,346
Alliance Data Systems Corp. (I)(L)	1,329	114,148
Automatic Data Processing, Inc.	12,132	622,493
Broadridge Financial Solutions, Inc.	3,378	76,647
CACI International, Inc., Class A (I)(L)	738	45,254
Cardtronics, Inc. (I)	1,198	24,379
Cass Information Systems, Inc.	265	10,412
CIBER, Inc. (I)	2,107	14,117
Cognizant Technology
Solutions Corp., Class A (I)	7,495	610,093
Computer Sciences Corp. (L)	3,820	186,149
Computer Task Group, Inc. (I)	836	11,110
Convergys Corp. (I)	3,222	46,268
CoreLogic, Inc. (I)	2,633	48,711
CSG Systems International, Inc. (I)	971	19,362
DST Systems, Inc.	1,213	64,071
Dynamics Research Corp. (I)	455	7,439
eLoyalty Corp. (I)	575	4,180
Euronet Worldwide, Inc. (I)	1,367	26,424
ExlService Holdings, Inc. (I)	874	18,485
Fidelity National Information Services, Inc.	7,727	252,596
Fiserv, Inc. (I)	3,720	233,318
Forrester Research, Inc.	603	23,089
Gartner, Inc. (I)(L)	2,414	100,591
Genpact, Ltd. (I)	5,501	79,654
Global Cash Access Holdings, Inc. (I)	2,039	6,668
Global Payments, Inc.	2,036	99,601
Heartland Payment Systems, Inc.	1,043	18,284
iGate Corp. (L)	1,543	28,962
Information Services Group, Inc. (I)	1,370	3,000
Innodata Isogen, Inc. (I)	846	2,047
Integral Systems, Inc. (I)	588	7,156
International Business Machines Corp.	30,734	5,011,793
Jack Henry & Associates, Inc. (L)	2,031	68,831
Lender Processing Services, Inc.	2,375	76,451
Lionbridge Technologies, Inc. (I)	2,007	6,884
ManTech International Corp., Class A (I)(L)	536	22,726
MasterCard, Inc., Class A	3,258	820,104
MAXIMUS, Inc.	430	34,903
MoneyGram International, Inc. (I)	2,451	8,407

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
NCI, Inc. (I)	381	$9,285
NeuStar, Inc., Class A (I)	1,858	47,528
Online Resources Corp. (I)	853	3,224
Paychex, Inc.	8,993	282,020
PRGX Global, Inc. (I)	841	5,105
SAIC, Inc. (I)(L)	9,493	160,622
Sapient Corp. (I)	3,595	41,163
SRA International, Inc., Class A (I)	1,449	41,094
StarTek, Inc. (I)	575	2,898
Syntel, Inc. (L)	1,056	55,155
TeleTech Holdings, Inc. (I)	1,630	31,589
Teradata Corp. (I)	4,243	215,120
The Hackett Group, Inc. (I)	1,412	5,422
The Western Union Company	17,202	357,286
Tier Technologies, Inc., Class B (I)	780	4,290
TNS, Inc. (I)	699	10,883
Total Systems Services, Inc. (L)	4,895	88,208
Unisys Corp. (I)	1,057	33,000
VeriFone Systems, Inc. (I)(L)	2,175	119,516
Virtusa Corp. (I)	767	14,366
Visa, Inc., Class A	21,108	1,553,971
Wright Express Corp. (I)	1,001	51,892

		12,017,790
Office Electronics - 0.10%
Xerox Corp.	33,248	354,091
Zebra Technologies Corp., Class A (I)	1,395	54,740

		408,831
Semiconductors & Semiconductor Equipment - 2.64%
Advanced Analogic Technologies, Inc. (I)	1,477	5,583
Advanced Energy Industries, Inc. (I)(L)	1,204	19,685
Advanced Micro Devices, Inc. (I)(L)	17,003	146,226
Altera Corp.	7,440	327,509
Amkor Technology, Inc. (I)(L)	4,786	32,258
Anadigics, Inc. (I)	1,989	8,911
Analog Devices, Inc.	7,416	292,042
Applied Materials, Inc.	33,744	527,081
Applied Micro Circuits Corp. (I)	1,899	19,712
Atheros Communications, Inc. (I)	1,661	74,164
Atmel Corp. (I)	11,504	156,800
ATMI, Inc. (I)	901	17,011
Axcelis Technologies, Inc. (I)	1,571	4,163
Broadcom Corp., Class A (I)	12,341	485,989
Brooks Automation, Inc. (I)	1,846	25,346
Cabot Microelectronics Corp. (I)	595	31,089
Cavium Networks, Inc. (I)(L)	1,155	51,894
CEVA, Inc. (I)	691	18,470
Cirrus Logic, Inc. (I)(L)	1,779	37,412
Cohu, Inc.	781	11,996
Conexant Systems, Inc. (I)	1,652	3,932
Cree, Inc. (I)(L)	2,435	112,400
Cymer, Inc. (I)	764	43,227
Cypress Semiconductor Corp. (I)	4,205	81,493
Diodes, Inc. (I)(L)	1,172	39,918
DSP Group, Inc. (I)	1,003	7,723
Energy Conversion Devices, Inc. (I)(L)	1,280	2,893
Entegris, Inc. (I)	3,688	32,344
Entropic Communications, Inc. (I)	2,182	18,438
Evergreen Solar, Inc. (I)(L)	1,012	1,366
Exar Corp. (I)	1,351	8,133
Fairchild Semiconductor International, Inc. (I)	3,313	60,297
FEI Company (I)	1,020	34,394
First Solar, Inc. (I)(L)	2,161	347,575
FormFactor, Inc. (I)(L)	1,333	13,730

407

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Gigoptix, Inc. (I)	3,313	$8,647
GSI Technology, Inc. (I)	1,059	9,626
GT Solar International, Inc. (I)(L)	3,958	42,192
Hittite Microwave Corp. (I)	781	49,804
Integrated Device Technology, Inc. (I)	4,621	34,057
Integrated Silicon Solution, Inc. (I)	840	7,787
Intel Corp.	138,952	2,802,662
International Rectifier Corp. (I)	1,823	60,268
Intersil Corp., Class A (L)	3,170	39,467
IXYS Corp. (I)	925	12,423
KLA-Tencor Corp. (L)	4,320	204,638
Kopin Corp. (I)	2,081	9,552
Kulicke & Soffa Industries, Inc. (I)(L)	1,889	17,662
Lam Research Corp. (I)	3,189	180,689
Lattice Semiconductor Corp. (I)	3,382	19,954
Linear Technology Corp.	5,517	185,537
LSI Corp. (I)	16,810	114,308
LTX-Credence Corp. (I)	1,553	14,179
Marvell Technology Group, Ltd. (I)	15,693	244,026
Mattson Technology, Inc. (I)(L)	1,852	4,519
Maxim Integrated Products, Inc.	7,555	193,408
Maxlinear, Inc., Class A (I)	471	3,848
MEMC Electronic Materials, Inc. (I)	5,776	74,857
Micrel, Inc.	1,685	22,714
Microchip Technology, Inc. (L)	4,520	171,805
Micron Technology, Inc. (I)	22,390	256,589
Microsemi Corp. (I)	2,079	43,056
Mindspeed Technologies, Inc. (I)	448	3,790
MIPS Technologies, Inc. (I)(L)	1,405	14,738
MKS Instruments, Inc.	1,322	44,023
Monolithic Power Systems, Inc. (I)	933	13,239
Nanometrics, Inc. (I)	693	12,536
National Semiconductor Corp.	5,960	85,466
Netlogic Microsystems, Inc. (I)(L)	1,186	49,836
Novellus Systems, Inc. (I)	2,351	87,293
NVE Corp. (I)	141	7,944
NVIDIA Corp. (I)	14,041	259,197
OmniVision Technologies, Inc. (I)	1,412	50,168
ON Semiconductor Corp. (I)	10,890	107,484
Pericom Semiconductor Corp. (I)	831	8,617
Photronics, Inc. (I)	1,673	15,007
PLX Technology, Inc. (I)	1,191	4,347
PMC-Sierra, Inc. (I)	5,965	44,738
Power Integrations, Inc. (L)	717	27,483
QuickLogic Corp. (I)	654	3,205
Rambus, Inc. (I)	2,840	56,232
RF Micro Devices, Inc. (I)	7,195	46,120
Rubicon Technology, Inc. (I)	613	16,968
Rudolph Technologies, Inc. (I)	1,148	12,559
Semtech Corp. (I)(L)	1,537	38,456
Sigma Designs, Inc. (I)	749	9,700
Silicon Image, Inc. (I)	2,326	20,864
Silicon Laboratories, Inc. (I)	1,089	47,056
Skyworks Solutions, Inc. (I)(L)	4,438	143,880
Standard Microsystems Corp. (I)	628	15,486
SunPower Corp., Class A (I)(L)	1,861	31,898
Supertex, Inc. (I)	344	7,664
Teradyne, Inc. (I)(L)	4,537	80,804
Tessera Technologies, Inc. (I)	1,354	24,724
Texas Instruments, Inc.	30,097	1,040,152
Trident Microsystems, Inc. (I)	2,344	2,696
TriQuint Semiconductor, Inc. (I)(L)	4,121	53,202
Ultra Clean Holdings, Inc. (I)	864	8,934
Ultratech, Inc. (I)	666	19,580

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Varian Semiconductor
Equipment Associates, Inc. (I)(L)	1,859	$90,478
Veeco Instruments, Inc. (I)	883	44,892
Volterra Semiconductor Corp. (I)(L)	760	18,871
Xilinx, Inc. (L)	6,876	225,533
Zoran Corp. (I)	1,439	14,951

		10,840,289
Software - 4.13%
Accelrys, Inc. (I)	1,945	15,560
ACI Worldwide, Inc. (I)	975	31,980
Activision Blizzard, Inc. (L)	31,611	346,773
Actuate Corp. (I)	1,414	7,353
Adobe Systems, Inc. (I)	13,194	437,513
Advent Software, Inc. (I)	1,344	38,532
American Software, Inc., Class A	872	6,435
ANSYS, Inc. (I)(L)	2,245	121,657
Ariba, Inc. (I)(L)	2,434	83,097
Aspen Technology, Inc. (I)	1,456	21,825
Autodesk, Inc. (I)	5,808	256,191
Blackbaud, Inc.	1,182	32,198
Blackboard, Inc. (I)	852	30,876
BMC Software, Inc. (I)	4,521	224,875
Bottomline Technologies, Inc. (I)	774	19,458
CA, Inc.	12,989	314,074
Cadence Design Systems, Inc. (I)	7,011	68,357
Callidus Software, Inc. (I)	1,128	7,749
Citrix Systems, Inc. (I)	4,592	337,328
CommVault Systems, Inc. (I)(L)	1,153	45,982
Compuware Corp. (I)	5,715	66,008
Concur Technologies, Inc. (I)(L)	1,264	70,089
Deltek, Inc. (I)	1,824	13,862
DemandTec, Inc. (I)	790	10,396
Digimarc Corp. (I)	336	9,710
Ebix, Inc. (I)	840	19,866
Electronic Arts, Inc. (I)(L)	8,299	162,079
Epicor Software Corp. (I)	1,781	19,716
EPIQ Systems, Inc. (L)	981	14,087
ePlus, Inc. (I)	333	8,861
FactSet Research Systems, Inc. (L)	1,165	122,010
Fair Isaac Corp.	1,221	38,596
FalconStor Software, Inc. (I)	1,665	7,576
Fortinet, Inc. (I)	1,141	50,204
GSE Systems, Inc. (I)	655	1,480
Guidance Software, Inc. (I)	970	8,129
Informatica Corp. (I)	2,293	119,763
Interactive Intelligence, Inc. (I)	531	20,555
Intuit, Inc. (I)	7,809	414,658
JDA Software Group, Inc. (I)	1,064	32,197
Kenexa Corp. (I)	756	20,858
Lawson Software, Inc. (I)	4,306	52,103
Magma Design Automation, Inc. (I)	776	5,292
Manhattan Associates, Inc. (I)	630	20,614
Mentor Graphics Corp. (I)	2,654	38,828
MICROS Systems, Inc. (I)	1,981	97,921
Microsoft Corp.	215,314	5,460,363
MicroStrategy, Inc., Class A (I)	319	42,899
Monotype Imaging Holdings, Inc. (I)	1,150	16,675
Motricity, Inc. (I)	780	11,723
Netscout Systems, Inc. (I)	1,140	31,145
NetSuite, Inc. (I)	1,736	50,483
Novell, Inc. (I)	8,934	52,979
Nuance Communications, Inc. (I)(L)	7,133	139,521
Opnet Technologies, Inc.	643	25,071
Oracle Corp.	125,358	4,183,196

408

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Parametric Technology Corp. (I)	2,944	$66,211
Pegasystems, Inc.	963	36,536
Progress Software Corp. (I)(L)	1,513	44,013
PROS Holdings, Inc. (I)	914	13,317
Qad, Inc., Class A (I)	558	6,010
Qad, Inc., Class B (I)	139	1,432
QLIK Technologies, Inc. (I)	1,672	43,472
Quest Software, Inc. (I)	2,237	56,797
Radiant Systems, Inc. (I)	1,026	18,160
RealD, Inc. (I)	524	14,337
RealPage, Inc. (I)	771	21,380
Red Hat, Inc. (I)	4,759	216,011
Renaissance Learning, Inc.	873	10,258
Rosetta Stone, Inc. (I)	575	7,596
Rovi Corp. (I)	2,798	150,113
S1 Corp. (I)	1,603	10,708
Salesforce.com, Inc. (I)	3,158	421,846
Smith Micro Software, Inc. (I)	909	8,508
SolarWinds, Inc. (I)	1,781	41,782
Solera Holdings, Inc.	1,757	89,783
Sourcefire, Inc. (I)(L)	755	20,770
SRS Labs, Inc. (I)	585	4,996
SS&C Technologies Holdings, Inc. (I)	882	18,010
SuccessFactors, Inc. (I)(L)	1,586	61,997
Symantec Corp. (I)	20,312	376,584
Synchronoss Technologies, Inc. (I)	882	30,650
Synopsys, Inc. (I)	3,550	98,158
Take-Two Interactive Software, Inc. (I)(L)	2,201	33,829
Taleo Corp. (I)(L)	866	30,873
TeleCommunication Systems, Inc. (I)	1,195	4,923
THQ, Inc. (I)(L)	2,106	9,603
TIBCO Software, Inc. (I)(L)	4,227	115,186
TiVo, Inc. (I)(L)	2,915	25,535
Tyler Technologies, Inc. (I)(L)	981	23,260
Ultimate Software Group, Inc. (I)(L)	692	40,655
VASCO Data Security International, Inc. (I)	1,108	15,213
Verint Systems, Inc. (I)	586	21,002
Virnetx Holding Corp. (L)	1,385	27,575
VMware, Inc., Class A (I)	10,012	816,378
Wave Systems Corp. Class A (I)	1,185	3,709
Websense, Inc. (I)	1,137	26,117

		16,990,619

		73,156,358
Materials - 4.43%
Chemicals - 2.41%
A. Schulman, Inc.	713	17,625
Air Products & Chemicals, Inc.	5,323	480,028
Airgas, Inc.	2,155	143,135
Albemarle Corp.	2,285	136,574
American Vanguard Corp. (L)	747	6,484
Ampal American Israel Corp. (I)	1,959	3,487
Arch Chemicals, Inc.	660	27,449
Ashland, Inc.	1,966	113,556
Balchem Corp. (L)	750	28,140
Cabot Corp.	1,675	77,536
Calgon Carbon Corp. (I)	1,497	23,772
Celanese Corp., Series A	3,681	163,326
CF Industries Holdings, Inc.	1,575	215,444
Chase Corp.	374	6,904
Chemtura Corp. (I)	76	1,307
Cytec Industries, Inc.	1,241	67,473
E.I. du Pont de Nemours & Company	22,664	1,245,840
Eastman Chemical Company	1,822	180,961

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	5,792	$295,508
Ferro Corp. (I)	1,672	27,738
Flotek Industries, Inc. (I)(L)	318	2,674
FMC Corp.	1,806	153,384
Georgia Gulf Corp. (I)	600	22,200
H.B. Fuller Company	1,262	27,108
Hawkins, Inc.	354	14,542
Huntsman Corp.	6,119	106,348
Innophos Holdings, Inc.	581	26,790
International Flavors & Fragrances, Inc.	1,949	121,423
Intrepid Potash, Inc. (I)	1,949	67,864
KMG Chemicals, Inc.	429	8,434
Koppers Holdings, Inc.	586	25,022
Kraton Performance Polymers, Inc. (I)	315	12,049
Kronos Worldwide, Inc.	1,380	80,661
Landec Corp. (I)	808	5,252
LSB Industries, Inc. (I)	629	24,934
Lubrizol Corp.	1,716	229,875
Minerals Technologies, Inc.	490	33,575
Monsanto Company	13,507	976,016
Nalco Holding Company	3,472	94,820
NewMarket Corp. (L)	395	62,497
NL Industries, Inc.	1,366	20,285
Olin Corp. (L)	2,056	47,124
OM Group, Inc. (I)(L)	815	29,780
Omnova Solutions, Inc. (I)	1,287	10,129
PolyOne Corp.	2,499	35,511
PPG Industries, Inc.	4,152	395,312
Praxair, Inc.	7,572	769,315
Quaker Chemical Corp.	385	15,465
Rockwood Holdings, Inc. (I)	1,938	95,388
RPM International, Inc. (L)	3,269	77,573
Senomyx, Inc. (I)	1,183	7,145
Sensient Technologies Corp. (L)	1,315	47,130
Sigma-Aldrich Corp. (L)	3,018	192,066
Solutia, Inc. (I)	3,186	80,924
Spartech Corp. (I)	1,032	7,482
Stepan Company	276	20,010
STR Holdings, Inc. (I)	710	13,618
Terra Nitrogen Company LP	474	55,411
The Dow Chemical Company	29,007	1,095,014
The Mosaic Company	11,129	876,409
The Scotts Miracle-Gro Company, Class A (L)	1,630	94,296
The Sherwin-Williams Company	2,734	229,629
Valhi, Inc. (L)	2,940	77,851
Valspar Corp.	2,441	95,443
W.R. Grace & Company (I)	1,870	71,602
Westlake Chemical Corp. (L)	1,685	94,697
Zep, Inc.	592	10,307
Zoltek Companies, Inc. (I)	1,063	14,276

		9,936,947
Construction Materials - 0.08%
Eagle Materials, Inc.	1,156	34,981
Headwaters, Inc. (I)	1,293	7,629
Martin Marietta Materials, Inc.	1,124	100,789
Texas Industries, Inc.	754	34,103
United States Lime & Minerals, Inc. (I)	188	7,616
Vulcan Materials Company (L)	3,173	144,689

		329,807
Containers & Packaging - 0.31%
AEP Industries, Inc. (I)	191	5,677
AptarGroup, Inc.	1,671	83,767
Ball Corp.	4,650	166,703

409

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Bemis Company, Inc.	2,596	$85,175
Boise, Inc.	2,305	21,114
Crown Holdings, Inc. (I)	4,042	155,940
Graham Packaging Company, Inc. (I)	923	16,088
Graphic Packaging Holding Company (I)	9,089	49,262
Greif, Inc., Class A	1,185	77,511
Myers Industries, Inc.	1,042	10,347
Owens-Illinois, Inc. (I)	4,293	129,606
Packaging Corp. of America	2,541	73,409
Rock-Tenn Company, Class A	962	66,715
Sealed Air Corp.	3,955	105,440
Silgan Holdings, Inc.	1,857	70,826
Sonoco Products Company	2,400	86,952
Temple-Inland, Inc.	2,763	64,654

		1,269,186
Metals & Mining - 1.44%
A. M. Castle & Company (I)	676	12,763
AK Steel Holding Corp. (L)	2,909	45,904
Alcoa, Inc.	25,845	456,164
Allegheny Technologies, Inc. (L)	2,500	169,300
Allied Nevada Gold Corp. (I)(L)	2,191	77,737
AMCOL International Corp.	862	31,015
Carpenter Technology Corp.	1,166	49,800
Century Aluminum Company (I)(L)	2,188	40,872
Cliffs Natural Resources, Inc.	3,428	336,904
Coeur d’Alene Mines Corp. (I)(L)	2,046	71,160
Commercial Metals Company	3,054	52,743
Compass Minerals International, Inc.	809	75,666
Contango ORE, Inc. (I)	43	795
Freeport-McMoRan Copper & Gold, Inc.	22,968	1,275,872
General Moly, Inc. (I)(L)	2,580	13,880
General Steel Holdings, Inc. (I)	1,870	4,488
Globe Specialty Metals, Inc.	2,036	46,339
Handy & Harman, Ltd. (I)	931	11,191
Haynes International, Inc. (L)	347	19,241
Hecla Mining Company (I)	6,341	57,576
Horsehead Holding Corp. (I)	991	16,897
Kaiser Aluminum Corp. (L)	550	27,088
Materion Corp. (I)	572	23,338
Molycorp, Inc. (I)	1,885	113,138
Newmont Mining Corp.	12,165	663,966
Noranda Aluminum Holding Corp. (I)	719	11,540
Nucor Corp.	7,968	366,687
Olympic Steel, Inc. (L)	327	10,729
Paramount Gold and Silver Corp. (I)(L)	6,177	23,967
Reliance Steel & Aluminum Company	1,903	109,955
Royal Gold, Inc. (L)	1,051	55,072
RTI International Metals, Inc. (I)(L)	665	20,715
Schnitzer Steel Industries, Inc.	601	39,071
Solitario Exploration & Royalty Corp. (I)	2,101	7,543
Southern Copper Corp.	21,471	864,637
Steel Dynamics, Inc.	5,584	104,812
Stillwater Mining Company (I)(L)	2,570	58,930
Timberline Resources Corp. (I)	2,793	2,695
Titanium Metals Corp. (I)(L)	4,606	85,579
United States Steel Corp. (L)	3,637	196,180
Universal Stainless & Alloy Products, Inc. (I)	261	8,804
US Gold Corp. (I)	3,164	27,938
Vista Gold Corp. (I)	2,860	11,440
Walter Energy, Inc.	1,360	184,185
Worthington Industries, Inc. (L)	2,121	44,371

		5,928,687

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.19%
Buckeye Technologies, Inc.	1,094	$29,790
Clearwater Paper Corp. (I)	305	24,827
Deltic Timber Corp.	345	23,060
Domtar Corp.	1,079	99,031
International Paper Company	11,011	332,312
KapStone Paper and Packaging Corp. (I)	943	16,191
Louisiana-Pacific Corp. (I)(L)	3,038	31,899
MeadWestvaco Corp.	4,299	130,389
Neenah Paper, Inc.	542	11,908
P.H. Glatfelter Company	1,342	17,875
Pope Resources LP	223	10,425
Schweitzer-Mauduit International, Inc.	401	20,295
Verso Paper Corp. (I)	1,712	9,159
Wausau Paper Corp.	1,421	10,856

		768,017

		18,232,644
Telecommunication Services - 2.58%
Diversified Telecommunication Services - 2.09%
AboveNet, Inc.	287	18,615
Alaska Communications
Systems Group, Inc. (L)	1,383	14,729
AT&T, Inc.	147,283	4,506,860
Atlantic Tele-Network, Inc.	401	14,913
Cbeyond, Inc. (I)(L)	797	9,301
CenturyLink, Inc.	7,429	308,675
Cincinnati Bell, Inc. (I)(L)	5,682	15,228
Cogent Communications Group, Inc. (I)	1,291	18,423
Consolidated Communications Holdings, Inc.	923	17,288
Frontier Communications Corp. (L)	24,943	205,031
General Communication, Inc., Class A (I)	1,535	16,793
Global Crossing, Ltd. (I)	1,611	22,425
Globalstar, Inc. (I)	6,027	7,654
HickoryTech Corp.	781	7,099
Hughes Communications, Inc. (I)	592	35,325
IDT Corp., Class B (L)	427	11,508
Level 3 Communications, Inc. (I)(L)	43,051	63,285
Neutral Tandem, Inc. (I)(L)	876	12,921
PAETEC Holding Corp. (I)	4,275	14,279
Premiere Global Services, Inc. (I)	1,746	13,305
Qwest Communications International, Inc.	43,678	298,321
SureWest Communications (I)	455	6,543
TW Telecom, Inc. (I)(L)	3,821	73,363
Verizon Communications, Inc.	70,587	2,720,423
Vonage Holdings Corp. (I)	4,921	22,440
Windstream Corp. (L)	12,176	156,705

		8,611,452
Wireless Telecommunication Services - 0.49%
American Tower Corp., Class A (I)	10,048	520,687
Clearwire Corp. (I)(L)	23,805	133,070
Crown Castle International Corp. (I)	7,361	313,211
FiberTower Corp. (I)	743	1,493
ICO Global
Communications Holdings, Ltd. (I)	6,141	16,396
Leap Wireless International, Inc. (I)	2,045	31,677
MetroPCS Communications, Inc. (I)(L)	8,966	145,608
NII Holdings, Inc. (I)	4,192	174,681
NTELOS Holdings Corp.	1,111	20,454
SBA Communications Corp., Class A (I)	2,961	117,492
Shenandoah Telecommunications Company	648	11,703
Sprint Nextel Corp. (I)	72,474	336,279
Telephone & Data Systems, Inc. (L)	2,571	86,643
United States Cellular Corp. (I)	2,034	104,731

410

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	731	$10,592

		2,024,717

		10,636,169
Utilities - 3.08%
Electric Utilities - 1.43%
Allete, Inc.	938	36,554
American Electric Power Company, Inc.	11,999	421,645
Brookfield Infrastructure Partners LP	358	7,955
Central Vermont Public Service Corp.	381	8,873
Cleco Corp.	1,592	54,590
DPL, Inc. (L)	2,890	79,215
Duke Energy Corp. (L)	33,004	599,023
Edison International	8,147	298,099
El Paso Electric Company (I)	1,229	37,362
Entergy Corp.	4,737	318,374
Exelon Corp.	16,621	685,450
FirstEnergy Corp.	10,566	391,893
Great Plains Energy, Inc.	3,406	68,188
Hawaiian Electric Industries, Inc. (L)	2,404	59,619
IDACORP, Inc. (L)	1,180	44,958
ITC Holdings Corp.	1,258	87,934
MGE Energy, Inc.	651	26,359
Nextera Energy, Inc.	10,416	574,130
Northeast Utilities	4,380	151,548
NV Energy, Inc.	5,965	88,819
Otter Tail Corp.	1,004	22,821
Pepco Holdings, Inc.	5,717	106,622
Pinnacle West Capital Corp.	2,567	109,842
PNM Resources, Inc. (L)	2,448	36,524
Portland General Electric Company	1,949	46,328
PPL Corp.	10,185	257,681
Progress Energy, Inc.	7,090	327,133
Southern Company	20,630	786,209
The Empire District Electric Company (L)	1,053	22,945
UIL Holding Corp. (L)	862	26,308
Unisource Energy Corp.	964	34,829
Unitil Corp.	386	9,094
Westar Energy, Inc. (L)	2,748	72,602

		5,899,526
Gas Utilities - 0.31%
AGL Resources, Inc.	1,766	70,357
AmeriGas Partners LP	1,324	63,631
Atmos Energy Corp. (L)	2,193	74,781
Chesapeake Utilities Corp.	243	10,114
Delta Natural Gas Company, Inc.	276	8,702
Energen Corp. (L)	1,690	106,673
Ferrellgas Partners LP	1,713	44,538
National Fuel Gas Company	1,994	147,556
New Jersey Resources Corp.	962	41,318
Nicor, Inc.	1,098	58,963
Northwest Natural Gas Company (L)	616	28,416
ONEOK, Inc.	2,662	178,035
Piedmont Natural Gas Company, Inc. (L)	1,718	52,141
Questar Corp.	4,391	76,623
RGC Resources, Inc.	212	7,272
South Jersey Industries, Inc.	711	39,795
Southwest Gas Corp.	1,149	44,777
Star Gas Partners LP	3,423	19,477
Suburban Propane Partners LP	808	45,595
The Laclede Group, Inc.	589	22,441
UGI Corp.	2,612	85,935

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc. (L)	1,172	$45,708

		1,272,848
Independent Power Producers & Energy Traders - 0.21%
Calpine Corp. (I)	11,348	180,093
Constellation Energy Group, Inc.	5,120	159,386
Dynegy, Inc. (I)	4,008	22,806
GenOn Energy, Inc. (I)	20,528	78,212
NRG Energy, Inc. (I)	6,679	143,866
Ormat Technologies, Inc. (L)	1,210	30,649
Raser Technologies, Inc. (I)	5,380	775
The AES Corp. (I)	18,063	234,819

		850,606
Multi-Utilities - 1.06%
Alliant Energy Corp.	2,725	106,084
Ameren Corp.	5,905	165,753
Avista Corp.	1,490	34,464
Black Hills Corp. (L)	1,042	34,844
CenterPoint Energy, Inc.	9,796	172,018
CH Energy Group, Inc.	433	21,884
CMS Energy Corp. (L)	5,864	115,169
Consolidated Edison, Inc. (L)	7,014	355,750
Dominion Resources, Inc. (L)	15,074	673,808
DTE Energy Company (L)	4,119	201,666
Integrys Energy Group, Inc.	1,952	98,596
MDU Resources Group, Inc.	4,716	108,327
NiSource, Inc. (L)	6,997	134,202
NorthWestern Corp.	955	28,937
NSTAR	2,554	118,174
OGE Energy Corp.	2,377	120,181
PG&E Corp.	9,281	410,035
Public Service Enterprise Group, Inc.	12,727	401,028
SCANA Corp. (L)	3,011	118,543
Sempra Energy	6,157	329,400
TECO Energy, Inc.	5,442	102,092
Vectren Corp. (L)	1,933	52,578
Wisconsin Energy Corp.	5,614	171,227
Xcel Energy, Inc.	11,432	273,110

		4,347,870
Water Utilities - 0.07%
American States Water Company	490	17,571
American Water Works Company, Inc.	4,360	122,298
Aqua America, Inc. (L)	3,251	74,415
Artesian Resources Corp.	556	10,836
Cadiz, Inc. (I)	559	6,814
California Water Service Group (L)	549	20,406
Connecticut Water Service, Inc. (L)	371	9,776
Middlesex Water Company	568	10,332
Pennichuck Corp.	272	7,749
SJW Corp.	528	12,223
York Water Company	551	9,593

		302,013

		12,672,863

TOTAL COMMON STOCKS (Cost $331,082,067)		$407,522,937

RIGHTS - 0.00%
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $58.00) (I)	1,041	2,603
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/30/2011) (I)	4,291	0

TOTAL RIGHTS (Cost $9,808)		$2,603

411

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 3/2/2012; Strike Price: $12.21) (I)	50	9

TOTAL WARRANTS (Cost $0)		$9

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$2,500	$1,637

TOTAL CORPORATE BONDS (Cost $1,942)		$1,637

SECURITIES LENDING COLLATERAL - 11.37%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,678,130	46,813,576

TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,815,290)		$46,813,576

SHORT-TERM INVESTMENTS - 0.73%
Repurchase Agreement - 0.73%
Repurchase Agreement with State Street Corp.
dated 03/31/2011 at 0.010% to be
repurchased at $2,995,001 on 04/01/2011,
collateralized by $3,055,000 U.S. Treasury
Bonds, 4.375% due 11/15/2039 (valued at
$3,055,495 including interest)	$2,995,000	$2,995,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,995,000)		$2,995,000

Total Investments (Total Stock Market Index Trust)
(Cost $380,904,107) - 111.12%		$457,335,762
Other assets and liabilities, net - (11.12%)		(45,778,522)

TOTAL NET ASSETS - 100.00%		$411,557,240

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 39.79%
U.S. GOVERNMENT AGENCY - 39.79%
Federal Home Loan Mortgage Corp.
1.100%, 01/22/2013	$500,000	$500,885
1.250%, 09/30/2013	800,000	797,898
1.625%, 06/28/2013	225,000	225,640
2.000%, 04/27/2012	1,545,000	1,547,173
2.025%, 12/01/2035 (P)	414,204	426,763
2.591%, 11/01/2036 (P)	880,292	921,612
2.606%, 05/01/2034 (P)	1,037,423	1,088,675
2.710%, 08/01/2035 (P)	988,205	1,039,015
2.750%, 04/29/2014	750,000	751,323
2.772%, 06/01/2035 (P)	935,740	989,820
5.889%, 06/01/2036 (P)	538,418	557,042
6.692%, 12/01/2036 (P)	206,388	217,737
Federal National Mortgage Association
1.125%, 09/17/2013	700,000	699,078
1.750%, 12/30/2013	2,000,000	2,005,471
1.875%, 05/06/2013	2,000,000	2,002,807
2.000%, 06/24/2013	4,000,000	4,014,426
2.039%, 02/01/2035 (P)	991,814	1,037,461
2.050%, 04/26/2013	1,000,000	1,001,096
2.250%, 10/22/2013	2,000,000	2,002,120
2.610%, 07/01/2035 (P)	932,682	979,997
2.900%, 04/07/2014	925,000	925,364

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
3.121%, 05/01/2034 (P)	$858,683	$904,366
6.500%, 10/01/2037	301,214	337,017
Government National Mortgage Association
2.500%, 08/20/2035 (P)	901,215	931,949
2.625%, 08/20/2032 (P)	852,938	882,113

		26,786,848

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $26,843,087)		$26,786,848

CORPORATE BONDS - 37.47%

CONSUMER DISCRETIONARY - 1.74%
American Honda Finance Corp.
0.531%, 08/28/2012 (P)(S)	500,000	498,383
Staples, Inc.
7.750%, 04/01/2011	250,000	250,000
Time Warner Cable, Inc.
5.400%, 07/02/2012	400,000	420,417

		1,168,800

CONSUMER STAPLES - 5.25%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	514,022
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	162,114
Cargill, Inc.
6.375%, 06/01/2012 (S)	250,000	264,368
Coca-Cola Bottling Company
5.000%, 11/15/2012	500,000	528,758
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	500,000	503,877
HJ Heinz Finance Company
6.000%, 03/15/2012	300,000	314,925
Kraft Foods, Inc.
6.250%, 06/01/2012	700,000	742,407
Reynolds American, Inc.
1.010%, 06/15/2011 (P)	250,000	250,185
SABMiller PLC
6.200%, 07/01/2011 (S)	250,000	253,284

		3,533,940

ENERGY - 3.14%
Husky Energy, Inc.
6.250%, 06/15/2012	850,000	900,085
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	400,000	422,558
NuStar Logistics LP
6.875%, 07/15/2012	400,000	423,501
Valero Energy Corp.
6.875%, 04/15/2012	350,000	369,974

		2,116,118

FINANCIALS - 18.48%
American Express Bank FSB
0.378%, 05/29/2012 (P)	700,000	698,235
Bank of America Corp.
1.723%, 01/30/2014 (P)	500,000	508,174
Bank One Corp.
5.900%, 11/15/2011	250,000	258,019
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC
1.310%, 06/11/2012 (P)	500,000	503,646
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	255,539

412

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FINANCIALS (continued)
Chubb Corp.
6.000%, 11/15/2011	$250,000	$258,328
Citigroup, Inc.
5.100%, 09/29/2011	250,000	255,115
Credit Suisse USA, Inc.
6.125%, 11/15/2011	250,000	258,448
Duke Realty LP
5.625%, 08/15/2011	250,000	253,615
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	708,186
General Electric Capital Corp., Series A
6.000%, 06/15/2012	500,000	529,364
HSBC Finance Corp.
0.653%, 07/19/2012 (P)	500,000	498,503
7.000%, 05/15/2012	250,000	265,866
ING Bank NV
2.000%, 10/18/2013 (S)	700,000	691,584
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	794,583
Metropolitan Life Global Funding I
5.125%, 11/09/2011 (S)	350,000	359,340
Morgan Stanley
0.553%, 01/09/2012 (P)	250,000	250,006
2.812%, 05/14/2013 (P)	250,000	258,811
National City Bank
0.410%, 03/01/2013 (P)	400,000	398,882
6.200%, 12/15/2011	250,000	259,424
Nationwide Financial Services, Inc.
6.250%, 11/15/2011	700,000	722,509
Prudential Financial, Inc.
5.100%, 12/14/2011	250,000	257,109
Regions Financial Corp.
0.479%, 06/26/2012 (P)	250,000	241,353
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	807,147
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	250,000	257,725
5.300%, 02/14/2012	500,000	519,485
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	817,626
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	248,893
UBS AG
2.250%, 08/12/2013	300,000	302,697

		12,438,212

HEALTH CARE - 1.16%
Pfizer, Inc.
4.450%, 03/15/2012	400,000	414,810
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	350,000	365,723

		780,533
Industrials - 0.39%
Textron, Inc.
6.500%, 06/01/2012	250,000	263,062
Information Technology - 0.77%
Hewlett-Packard Company
4.250%, 02/24/2012	500,000	516,961

MATERIALS - 1.54%
Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/2011	250,000	252,795
The Dow Chemical Company
4.850%, 08/15/2012	750,000	785,362

		1,038,157

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TELECOMMUNICATION SERVICES - 3.08%
Cellco Partnership / Verizon Wireless
Capital LLC
5.250%, 02/01/2012	$850,000	$881,041
Qwest Corp.
8.875%, 03/15/2012	400,000	428,000
Telecom Italia Capital SA
6.200%, 07/18/2011	750,000	761,327

		2,070,368

UTILITIES - 1.92%
DTE Energy Company
7.050%, 06/01/2011	250,000	252,303
NiSource Finance Corp.
6.150%, 03/01/2013	500,000	541,720
PSEG Power LLC
7.750%, 04/15/2011	500,000	500,857

		1,294,880

TOTAL CORPORATE BONDS (Cost $25,171,059)		$25,221,031

ASSET BACKED SECURITIES - 21.27%
American Express Credit
Account Master Trust
Series 2007-1, Class A,
0.275%, 09/15/2014 (P)	750,000	749,338
Series 2007-7, Class A,
0.295%, 02/17/2015 (P)	100,000	99,896
Americredit Automobile Receivables Trust
Series 2007-BF, Class A4,
0.310%, 12/06/2013 (P)	592,084	590,464
Series 2008-2, Class A2,
4.260%, 08/06/2012 (P)	1,073	1,074
Americredit Automobile Receivables Trust,
Series 2010-2, Class A2
1.220%, 10/08/2013	683,221	684,919
Bank of America Auto Trust, Series 2009-1A,
Class A3
2.670%, 07/15/2013 (S)	320,388	323,250
Bank of America Credit Card Trust
Series 2006-A12, Class A12,
0.275%, 03/15/2014 (P)	660,000	659,162
Series 2006-A6, Class A6,
0.285%, 11/15/2013 (P)	150,000	149,963
Series 2008-A5, Class A5,
1.455%, 12/16/2013 (P)	500,000	501,518
Bank One Issuance Trust, Series 2004-A7,
Class A7
0.375%, 05/15/2014 (P)	394,000	393,947
BMW Vehicle Lease Trust, Series 2009-1,
Class A3
2.910%, 03/15/2012	589,965	592,796
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.305%, 10/15/2014 (P)(S)	500,000	498,766
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A,
4.680%, 10/15/2012	486,988	493,035
Series 2007-1, Class A4A,
5.010%, 04/16/2012	303,631	305,994
Capital One Multi-Asset Execution Trust,
Series 2006-A6, Class A6
5.300%, 02/18/2014	600,000	601,145
Chase Issuance Trust
Series 2009-A2, Class A2,
1.805%, 04/15/2014 (P)	750,000	760,883
Series 2008-A9, Class A9,
4.260%, 05/15/2013	500,000	502,336

413

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust,
Series 2007-A7, Class A7
0.603%, 08/20/2014 (P)	$700,000	$701,506
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A,
3.700%, 06/08/2012	2,644	2,645
Series 2007-A, Class A4,
5.280%, 03/08/2013	171,436	174,938
Discover Card Master Trust, Series 2008-A3,
Class A3
5.100%, 10/15/2013	600,000	601,075
Discover Card Master Trust I, Series 2007-3,
Class A2
0.305%, 10/16/2014 (P)	85,000	84,862
DT Auto Owner Trust, Series 2011-1A,
Class A
0.990%, 05/15/2013 (S)	455,944	455,944
Fifth Third Auto Trust, Series 2008-1,
Class A4A
4.810%, 01/15/2013	421,115	427,036
Ford Credit Auto Lease Trust, Series 2010-A,
Class A2
1.040%, 03/15/2013 (S)	970,780	971,543
Ford Credit Auto Owner Trust
Series 2008-A, Class A3A,
3.960%, 04/15/2012	108,229	108,676
Series 2007-A, Class A4A,
5.470%, 06/15/2012	104,326	105,733
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A3,
1.740%, 09/15/2013	280,000	281,774
Series 2009-2, Class A3,
2.620%, 03/15/2014	247,484	249,823
Series 2007-2, Class A4,
5.120%, 08/15/2013	208,171	212,817
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3
2.790%, 01/15/2013	321,302	324,205
Nissan Auto Receivables Owner Trust,
Series 2008-C, Class A3A
5.930%, 07/16/2012	101,600	102,344
Santander Drive Auto Receivables Trust,
Series 2010-3, Class A2
0.930%, 06/17/2013	350,000	350,330
USAA Auto Owner Trust, Series 2007-2,
Class A4
5.070%, 06/15/2013	223,567	224,740
Volvo Financial Equipment LLC,
Series 2010-1A, Class A2
1.060%, 06/15/2012 (S)	354,739	355,038
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class C
5.450%, 10/22/2012	100,000	100,962
World Omni Auto Receivables Trust
Series 2007-A, Class A4,
0.255%, 11/15/2012 (P)	121,806	121,682
Series 2010-A, Class A3,
1.340%, 12/16/2013	425,000	427,101
Series 2008-8, Class A3A,
5.130%, 04/15/2013	25,995	26,264

TOTAL ASSET BACKED SECURITIES (Cost $14,390,404)		$14,319,524

SHORT-TERM INVESTMENTS - 0.73%
Commercial Paper* - 0.73%
Deutsche Bank AG, 0.824% 01/19/2012	100,000	99,799

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper* (continued)
Nordea Bank Finland PLC,
0.603% 10/14/2011	$170,000	$170,061
Societe Generale, 0.800% 02/03/2012	220,000	219,008

		488,868

TOTAL SHORT-TERM INVESTMENTS (Cost $488,868)		$488,868

Total Investments (Ultra Short Term Bond Trust)
(Cost $66,893,418) - 99.26%		$66,816,271
Other assets and liabilities, net - 0.74%		499,776

TOTAL NET ASSETS - 100.00%		$67,316,047

U.S. Multi-Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.98%
Consumer Discretionary - 6.93%
Auto Components - 0.14%
Autoliv, Inc. (L)	4,200	$311,766
BorgWarner, Inc. (I)	3,700	294,853
Lear Corp.	2,980	145,633
Tenneco, Inc. (I)	2,500	106,125
TRW Automotive Holdings Corp. (I)	6,300	347,004

		1,205,381
Distributors - 0.19%
Audiovox Corp., Class A (I)	10,800	86,400
Genuine Parts Company (L)	28,000	1,501,920

		1,588,320
Diversified Consumer Services - 0.33%
Apollo Group, Inc., Class A (I)	33,600	1,401,456
Career Education Corp. (I)	4,300	97,696
DeVry, Inc.	1,600	88,112
H&R Block, Inc.	5,300	88,722
ITT Educational Services, Inc. (I)(L)	4,930	355,700
Pre-Paid Legal Services, Inc. (I)(L)	1,300	85,800
Sotheby’s (L)	2,000	105,200
Strayer Education, Inc. (L)	1,840	240,102
Weight Watchers International, Inc.	4,500	315,450

		2,778,238
Hotels, Restaurants & Leisure - 2.17%
Brinker International, Inc.	4,400	111,320
Chipotle Mexican Grill, Inc. (I)(L)	940	256,028
Choice Hotels International, Inc.	9,500	369,075
Cracker Barrel Old Country Store, Inc. (L)	2,900	142,506
Darden Restaurants, Inc.	5,700	280,041
DineEquity, Inc. (I)	500	27,490
Einstein Noah Restaurant Group, Inc.	6,900	112,332
Las Vegas Sands Corp. (I)	20,600	869,732
McDonald’s Corp.	190,101	14,464,785
O’Charley’s, Inc. (I)(L)	9,900	59,103
Penn National Gaming, Inc. (I)(L)	4,400	163,064
Ruby Tuesday, Inc. (I)	6,200	81,282
Ruth’s Hospitality Group, Inc. (I)(L)	15,200	78,432
Wynn Resorts, Ltd.	1,570	199,783
Yum! Brands, Inc.	17,100	878,598

		18,093,571
Household Durables - 0.10%
Fortune Brands, Inc.	6,000	371,340

414

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Garmin, Ltd. (L)	2,500	$84,650
MDC Holdings, Inc. (L)	6,100	154,635
Mohawk Industries, Inc. (I)	1,400	85,610
Newell Rubbermaid, Inc.	4,300	82,259
NVR, Inc. (I)	119	89,964

		868,458
Internet & Catalog Retail - 0.20%
Amazon.com, Inc. (I)	2,060	371,068
Liberty Media Corp. - Interactive, Series A (I)	25,200	404,208
Netflix, Inc. (I)	1,890	448,554
priceline.com, Inc. (I)	810	410,216

		1,634,046
Leisure Equipment & Products - 0.04%
Hasbro, Inc. (L)	5,700	266,988
Johnson Outdoors, Inc. (I)	1	15
Polaris Industries, Inc. (L)	1,100	95,722

		362,725
Media - 0.85%
Arbitron, Inc.	7,900	316,237
Charter Communications, Inc., Class A (I)	6,600	334,158
Clear Channel Outdoor
Holdings, Inc., Class A (I)	5,500	80,025
Comcast Corp., Class A	59,200	1,463,424
DIRECTV, Class A (I)	9,000	421,200
Discovery
Communications, Inc., Series A (I)(L)	2,000	79,800
Gannett Company, Inc. (L)	16,000	243,680
Liberty Global, Inc., Series A (I)(L)	7,700	318,857
Liberty Media Corp. - Capital, Series A (I)	1,100	81,037
Live Nation Entertainment, Inc. (I)	8,000	80,000
News Corp., Class A	14,500	254,620
The McClatchy Company, Class A (I)(L)	15,700	53,380
The McGraw-Hill Companies, Inc. (L)	25,100	988,940
The Washington Post Company, Class B	184	80,511
Time Warner Cable, Inc.	8,105	578,211
Time Warner, Inc.	34,833	1,243,538
Viacom, Inc., Class B	9,800	455,896

		7,073,514
Multiline Retail - 0.48%
Dillard’s, Inc., Class A	1,900	76,228
Dollar Tree, Inc. (I)	25,200	1,399,104
Family Dollar Stores, Inc.	12,600	646,632
J.C. Penney Company, Inc.	9,500	341,145
Macy’s, Inc.	16,100	390,586
Sears Holdings Corp. (I)(L)	9,100	752,115
Target Corp.	7,800	390,078

		3,995,888
Specialty Retail - 1.18%
Advance Auto Parts, Inc. (L)	14,100	925,242
Aeropostale, Inc. (I)	28,558	694,531
AutoNation, Inc. (I)(L)	11,900	420,903
AutoZone, Inc. (I)(L)	4,820	1,318,559
Best Buy Company, Inc.	24,600	706,512
Cabela’s, Inc. (I)(L)	3,800	95,038
Destination Maternity Corp.	5,400	124,578
Foot Locker, Inc.	6,000	118,320
GameStop Corp., Class A (I)	4,000	90,080
Group 1 Automotive, Inc.	2,000	85,600
Guess?, Inc.	1,800	70,830
Home Depot, Inc.	13,300	492,898
Jos. A. Bank Clothiers, Inc. (I)	7,500	381,600

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Limited Brands, Inc.	7,300	$240,024
O’Reilly Automotive, Inc. (I)	5,300	304,538
Penske Automotive Group, Inc. (I)(L)	5,600	112,112
PetSmart, Inc.	5,700	233,415
RadioShack Corp. (L)	7,900	118,579
Rent-A-Center, Inc.	3,300	115,203
Ross Stores, Inc.	10,700	760,984
Sally Beauty Holdings, Inc. (I)(L)	11,400	159,714
TJX Companies, Inc.	38,300	1,904,659
Tractor Supply Company (L)	4,100	245,426
Williams-Sonoma, Inc.	2,400	97,200

		9,816,545
Textiles, Apparel & Luxury Goods - 1.25%
Coach, Inc.	34,200	1,779,768
Deckers Outdoor Corp. (I)	2,200	189,530
Fossil, Inc. (I)(L)	4,200	393,330
Iconix Brand Group, Inc. (I)	4,000	85,920
NIKE, Inc., Class B	90,000	6,813,000
Steven Madden, Ltd. (I)(L)	3,600	168,948
The Timberland Company, Class A (I)	900	37,161
Under Armour, Inc., Class A (I)	1,400	95,270
VF Corp. (L)	8,400	827,652

		10,390,579

		57,807,265
Consumer Staples - 23.17%
Beverages - 5.91%
Brown Forman Corp., Class B (L)	26,200	1,789,460
Coca-Cola Enterprises, Inc.	22,900	625,170
Constellation Brands, Inc., Class A (I)	4,100	83,148
Hansen Natural Corp. (I)	19,800	1,192,554
Heckmann Corp. (I)	17,700	115,935
PepsiCo, Inc.	286,333	18,442,709
The Coca-Cola Company	407,700	27,050,895

		49,299,871
Food & Staples Retailing - 6.03%
BJ’s Wholesale Club, Inc. (I)	1,800	87,876
Costco Wholesale Corp.	37,700	2,764,164
CVS Caremark Corp.	28,600	981,552
Nash Finch Company	3,500	132,790
Ruddick Corp. (L)	2,300	88,757
Safeway, Inc. (L)	13,700	322,498
SUPERVALU, Inc. (L)	9,279	82,861
Sysco Corp.	107,600	2,980,520
The Kroger Company	41,800	1,001,946
United Natural Foods, Inc. (I)	2,200	98,604
Wal-Mart Stores, Inc.	661,303	34,420,821
Walgreen Company	178,700	7,173,018
Weis Markets, Inc.	3,900	157,794

		50,293,201
Food Products - 2.27%
Campbell Soup Company (L)	52,100	1,725,031
Corn Products International, Inc.	1,800	93,276
Dean Foods Company (I)(L)	8,800	88,000
Dole Food Company, Inc. (I)(L)	5,400	73,602
Farmer Brothers Company	10,700	129,684
Flowers Foods, Inc. (L)	19,000	517,370
Fresh Del Monte Produce, Inc.	2,900	75,719
General Mills, Inc.	115,700	4,228,835
Green Mountain Coffee Roasters, Inc. (I)	2,500	161,525
H.J. Heinz Company (L)	32,500	1,586,650
Hormel Foods Corp. (L)	53,200	1,481,088

415

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Kellogg Company (L)	64,300	$3,470,914
Kraft Foods, Inc., Class A	22,300	699,328
McCormick & Company, Inc., Class B	23,400	1,119,222
Sara Lee Corp.	15,200	268,584
The Hain Celestial Group, Inc. (I)(L)	2,700	87,156
The Hershey Company (L)	46,700	2,538,145
The J.M. Smucker Company	8,400	599,676

		18,943,805
Household Products - 5.45%
Church & Dwight Company, Inc.	13,500	1,071,090
Clorox Company (L)	24,700	1,730,729
Colgate-Palmolive Company	88,000	7,106,880
Energizer Holdings, Inc. (I)	2,300	163,668
Kimberly-Clark Corp.	76,200	4,973,574
Spectrum Brands Holdings, Inc. (I)	5,500	152,680
The Procter & Gamble Company	491,300	30,264,080

		45,462,701
Personal Products - 0.56%
Avon Products, Inc.	37,500	1,014,000
Herbalife, Ltd.	8,400	683,424
Nu Skin Enterprises, Inc., Class A	800	23,000
The Estee Lauder
Companies, Inc., Class A (L)	29,701	2,861,988
USANA Health Sciences, Inc. (I)(L)	1,500	51,765

		4,634,177
Tobacco - 2.95%
Altria Group, Inc.	247,200	6,434,616
Lorillard, Inc.	25,900	2,460,759
Philip Morris International, Inc.	211,769	13,898,399
Reynolds American, Inc.	50,600	1,797,818

		24,591,592

		193,225,347
Energy - 2.77%
Energy Equipment & Services - 0.60%
Atwood Oceanics, Inc. (I)	2,400	111,432
Baker Hughes, Inc.	4,400	323,092
Complete Production Services, Inc. (I)	3,600	114,516
Core Laboratories NV	900	91,953
Diamond Offshore Drilling, Inc. (L)	2,930	227,661
Dril-Quip, Inc. (I)	1,200	94,836
Global Industries, Ltd. (I)	4,500	44,055
Gulfmark Offshore, Inc., Class A (I)	2,900	129,079
Halliburton Company	2,400	119,616
McDermott International, Inc. (I)	3,700	93,943
National Oilwell Varco, Inc.	17,400	1,379,298
Oceaneering International, Inc. (I)	1,000	89,450
Oil States International, Inc. (I)	1,100	83,754
Patterson-UTI Energy, Inc.	3,000	88,170
Rowan Companies, Inc. (I)	4,300	189,974
RPC, Inc. (L)	4,400	111,408
Schlumberger, Ltd.	15,727	1,466,700
SEACOR Holdings, Inc.	1,540	142,388
Tidewater, Inc.	400	23,940
Weatherford International, Ltd. (I)	3,300	74,580

		4,999,845
Oil, Gas & Consumable Fuels - 2.17%
Anadarko Petroleum Corp.	1,408	115,343
Apache Corp.	820	107,354
Apco Oil and Gas International, Inc.	1,000	85,760
Approach Resources, Inc. (I)	1,600	53,760
Chevron Corp.	39,167	4,207,711

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc. (I)	7,600	$164,084
Concho Resources, Inc. (I)	2,400	257,520
ConocoPhillips	80,488	6,427,772
El Paso Corp.	4,900	88,200
Energy Partners, Ltd. (I)	7,000	126,000
Energy XXI Bermuda, Ltd. (I)	1,400	47,740
Exxon Mobil Corp.	20,662	1,738,294
Forest Oil Corp. (I)	500	18,915
Holly Corp.	1,400	85,064
Marathon Oil Corp.	28,200	1,503,342
Murphy Oil Corp.	5,300	389,126
Occidental Petroleum Corp.	4,535	473,862
Peabody Energy Corp.	3,600	259,056
Pioneer Natural Resources Company (L)	2,900	295,568
SemGroup Corp., Class A (I)	2,500	70,400
Ship Finance International, Ltd. (L)	7,400	153,402
Sunoco, Inc.	6,500	296,335
Teekay Corp. (L)	2,800	103,404
Tesoro Corp. (I)(L)	4,000	107,320
Valero Energy Corp.	21,300	635,166
W&T Offshore, Inc.	3,200	72,928
Western Refining, Inc. (I)(L)	8,000	135,600
World Fuel Services Corp.	2,100	85,281

		18,104,307

		23,104,152
Financials - 1.99%
Capital Markets - 0.04%
American Capital, Ltd. (I)	9,500	94,050
GAMCO Investors, Inc., Class A	1,900	88,084
Safeguard Scientifics, Inc. (I)	5,900	120,065

		302,199
Commercial Banks - 0.08%
CapitalSource, Inc.	31,800	223,872
CIT Group, Inc. (I)	8,200	348,910
OmniAmerican Bancorp, Inc. (I)	6,500	102,960

		675,742
Consumer Finance - 0.17%
Capital One Financial Corp.	5,600	290,976
Cash America International, Inc. (L)	1,900	87,495
Credit Acceptance Corp. (I)(L)	1,500	106,440
Discover Financial Services	3,700	89,244
EZCORP, Inc., Class A (I)	3,700	116,143
First Cash Financial Services, Inc. (I)(L)	2,700	104,220
Nelnet, Inc., Class A	6,801	148,466
SLM Corp. (I)	24,900	380,970
World Acceptance Corp. (I)	1,900	123,880

		1,447,834
Diversified Financial Services - 0.12%
Bank of America Corp.	48,857	651,264
Encore Capital Group, Inc. (I)	4,200	99,498
Leucadia National Corp. (L)	2,400	90,096
Marlin Business Services Corp. (I)(L)	6,100	75,274
PHH Corp. (I)(L)	3,700	80,549

		996,681
Insurance - 1.11%
ACE, Ltd.	5,900	381,730
Allied World Assurance
Company Holdings, Ltd.	4,200	263,298
American Financial Group, Inc.	6,100	213,622
American International Group, Inc. (I)(L)	8,200	288,148
AON Corp.	4,100	217,136

416

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Arch Capital Group, Ltd. (I)(L)	3,200	$317,408
Aspen Insurance Holdings, Ltd.	3,500	96,460
Assurant, Inc.	7,200	277,272
Axis Capital Holdings, Ltd.	7,400	258,408
Brown & Brown, Inc.	14,800	381,840
Chubb Corp.	6,100	373,991
CNA Surety Corp. (I)	4,000	101,040
CNO Financial Group, Inc. (I)	19,000	142,690
Employers Holdings, Inc.	4,700	97,102
Endurance Specialty Holdings, Ltd. (L)	3,400	165,988
Enstar Group, Ltd. (I)	1,000	99,880
Erie Indemnity Company	1,300	92,443
Everest Re Group, Ltd.	900	79,362
Flagstone Reinsurance Holdings SA	7,200	64,872
Greenlight Capital Re, Ltd., Class A (I)	2,900	81,809
Hartford Financial Services Group, Inc.	13,000	350,090
Hilltop Holdings, Inc. (I)	15,600	156,624
MBIA, Inc. (I)	7,500	75,300
Montpelier Re Holdings, Ltd. (L)	4,300	75,981
Old Republic International Corp. (L)	12,000	152,280
PartnerRe, Ltd.	2,600	206,024
Platinum Underwriters Holdings, Ltd.	3,700	140,933
Presidential Life Corp. (L)	15,700	149,621
Protective Life Corp.	3,400	90,270
Prudential Financial, Inc.	8,600	529,588
RenaissanceRe Holdings, Ltd.	4,200	289,758
StanCorp Financial Group, Inc. (L)	1,900	87,628
Symetra Financial Corp.	7,000	95,200
The Allstate Corp.	8,600	273,308
The Progressive Corp.	9,800	207,074
The Travelers Companies, Inc.	26,800	1,594,064
Torchmark Corp.	3,000	199,440
Transatlantic Holdings, Inc.	3,100	150,877
Unitrin, Inc.	2,900	89,552
Unum Group	3,100	81,375
Validus Holdings, Ltd.	8,600	286,638

		9,276,124
Real Estate Investment Trusts - 0.36%
American Capital Agency Corp.	2,800	81,592
Annaly Capital Management, Inc.	25,600	446,720
Apartment Investment & Management
Company, Class A	700	17,829
AvalonBay Communities, Inc. (L)	960	115,277
CBL & Associates Properties, Inc. (L)	6,000	104,520
CommonWealth	2,900	75,313
Digital Realty Trust, Inc. (L)	1,200	69,768
Equity Residential (L)	4,300	242,563
Federal Realty Investment Trust	900	73,404
General Growth Properties, Inc.	13,068	202,293
Getty Realty Corp. (L)	2,700	61,776
Glimcher Realty Trust	3,100	28,675
Hatteras Financial Corp.	5,000	140,600
iStar Financial, Inc. (I)(L)	13,800	126,684
One Liberty Properties, Inc.	10,100	152,308
Pennymac Mortgage Investment Trust	7,700	141,603
Post Properties, Inc. (L)	2,600	102,050
Public Storage	3,030	336,057
Simon Property Group, Inc.	2,430	260,399
Starwood Property Trust, Inc.	3,600	80,280
Winthrop Realty Trust	12,800	156,800

		3,016,511
Real Estate Management & Development - 0.04%
Forest City Enterprises, Inc., Class A (I)	5,900	111,097

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Tejon Ranch Company (I)(L)	3,400	$124,916
The Howard Hughes Corp. (I)	4	283
The St. Joe Company (I)(L)	4,000	100,280

		336,576
Thrifts & Mortgage Finance - 0.07%
Abington Bancorp, Inc. (L)	7,000	85,610
Capitol Federal Financial, Inc.	17,800	200,606
Fox Chase Bancorp, Inc.	7,800	108,576
New York Community Bancorp, Inc. (L)	4,800	82,848
Oritani Financial Corp.	7,400	93,832

		571,472

		16,623,139
Health Care - 27.83%
Biotechnology - 2.35%
Alexion Pharmaceuticals, Inc. (I)	1,900	187,492
Amgen, Inc. (I)	193,300	10,331,885
Aveo Pharmaceuticals, Inc. (I)	5,800	77,662
Biogen Idec, Inc. (I)	16,000	1,174,240
Cephalon, Inc. (I)(L)	4,100	310,698
Enzon Pharmaceuticals, Inc. (I)(L)	17,500	190,750
Genzyme Corp. (I)	4,300	327,445
Gilead Sciences, Inc. (I)	149,701	6,353,310
PDL BioPharma, Inc. (L)	14,300	82,940
Regeneron Pharmaceuticals, Inc. (I)	2,600	116,844
Synta Pharmaceuticals Corp. (I)	17,200	90,472
Theravance, Inc. (I)	10,900	263,998
United Therapeutics Corp. (I)(L)	1,310	87,796

		19,595,532
Health Care Equipment & Supplies - 4.76%
Alere, Inc. (I)	24,700	966,758
Baxter International, Inc.	115,373	6,203,606
Becton, Dickinson & Company	40,600	3,232,572
C.R. Bard, Inc. (L)	15,000	1,489,650
CareFusion Corp. (I)	8,800	248,160
DENTSPLY International, Inc.	27,100	1,002,429
Edwards Lifesciences Corp. (I)	20,900	1,818,300
Gen-Probe, Inc. (I)	9,600	636,960
Hill-Rom Holdings, Inc.	4,100	155,718
IDEXX Laboratories, Inc. (I)	11,300	872,586
Intuitive Surgical, Inc. (I)	3,110	1,037,061
Kinetic Concepts, Inc. (I)(L)	5,300	288,426
Medtronic, Inc.	228,600	8,995,410
Palomar Medical Technologies, Inc. (I)	6,000	89,100
ResMed, Inc. (I)(L)	27,900	837,000
St. Jude Medical, Inc.	61,900	3,172,994
Stryker Corp. (L)	70,700	4,298,560
Syneron Medical, Ltd., ADR (I)	8,500	110,840
The Cooper Companies, Inc.	1,600	111,120
Varian Medical Systems, Inc. (I)(L)	21,500	1,454,260
Zimmer Holdings, Inc. (I)	44,800	2,711,744

		39,733,254
Health Care Providers & Services - 3.95%
Aetna, Inc.	26,900	1,006,867
Amedisys, Inc. (I)	3,100	108,500
AMERIGROUP Corp. (I)(L)	3,800	244,150
AmerisourceBergen Corp.	27,100	1,072,076
Cardinal Health, Inc.	27,600	1,135,188
Centene Corp. (I)	3,300	108,834
Chemed Corp.	1,300	86,593
CIGNA Corp.	2,300	101,844
Coventry Health Care, Inc. (I)	14,100	449,649

417

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Express Scripts, Inc. (I)	92,810	$5,161,164
Health Management
Associates, Inc., Class A (I)	9,800	106,820
Health Net, Inc. (I)(L)	9,200	300,840
Healthspring, Inc. (I)	5,200	194,324
Henry Schein, Inc. (I)(L)	16,800	1,178,856
Humana, Inc. (I)	13,300	930,202
Laboratory Corp. of America Holdings (I)	20,100	1,851,813
Lincare Holdings, Inc. (L)	26,444	784,329
McKesson Corp.	11,100	877,455
MEDNAX, Inc. (I)	8,700	579,507
Molina Healthcare, Inc. (I)	2,700	108,000
Omnicare, Inc. (L)	2,800	83,972
Owens & Minor, Inc.	2,700	87,696
Patterson Companies, Inc.	22,400	721,056
Quest Diagnostics, Inc.	30,600	1,766,232
Triple-S Management Corp., Class B (I)	27,052	556,730
UnitedHealth Group, Inc.	232,022	10,487,394
Universal American Financial Corp. (L)	5,000	114,550
WellCare Health Plans, Inc. (I)	2,700	113,265
WellPoint, Inc.	38,102	2,659,139

		32,977,045
Health Care Technology - 0.19%
Cerner Corp. (I)(L)	13,970	1,553,464
Life Sciences Tools & Services - 0.60%
Covance, Inc. (I)(L)	9,100	497,952
Furiex Pharmaceuticals, Inc. (I)	9,500	160,360
Illumina, Inc. (I)(L)	3,900	273,273
Mettler-Toledo International, Inc. (I)(L)	6,940	1,193,680
Pharmaceutical Product Development, Inc.	23,500	651,185
Techne Corp. (L)	7,500	537,000
Thermo Fisher Scientific, Inc. (I)	4,100	227,755
Waters Corp. (I)(L)	16,300	1,416,470

		4,957,675
Pharmaceuticals - 15.98%
Abbott Laboratories	297,301	14,582,614
Allergan, Inc.	60,400	4,289,608
Bristol-Myers Squibb Company	327,500	8,655,825
Eli Lilly & Company	304,201	10,698,749
Endo Pharmaceuticals Holdings, Inc. (I)(L)	33,600	1,282,176
Forest Laboratories, Inc. (I)	73,500	2,374,050
Hospira, Inc. (I)	4,100	226,320
Johnson & Johnson	472,600	28,001,550
Merck & Company, Inc.	690,647	22,798,257
Mylan, Inc. (I)	4,000	90,680
Perrigo Company	1,100	87,472
Pfizer, Inc.	1,931,391	39,226,551
Viropharma, Inc. (I)(L)	5,100	101,490
Warner Chilcott PLC, Class A	36,900	859,032

		133,274,374

		232,091,344
Industrials - 5.33%
Aerospace & Defense - 1.16%
Alliant Techsystems, Inc.	1,100	77,737
GenCorp, Inc. (I)(L)	30,201	180,602
General Dynamics Corp.	41,500	3,177,240
Huntington Ingalls Industries, Inc. (I)	1,250	51,875
ITT Corp.	4,800	288,240
L-3 Communications Holdings, Inc.	4,700	368,057
Lockheed Martin Corp.	3,080	247,632
Northrop Grumman Corp.	7,500	470,325
Precision Castparts Corp.	4,930	725,597

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Company	1,600	$81,392
Rockwell Collins, Inc.	15,700	1,017,831
Spirit Aerosystems
Holdings, Inc., Class A (I)(L)	3,800	97,546
Triumph Group, Inc. (L)	1,000	88,450
United Technologies Corp.	33,300	2,818,845

		9,691,369
Air Freight & Logistics - 0.34%
C.H. Robinson Worldwide, Inc. (L)	34,200	2,535,246
Expeditors International of Washington, Inc.	6,600	330,924

		2,866,170
Airlines - 0.07%
Alaska Air Group, Inc. (I)	1,500	95,130
Delta Air Lines, Inc. (I)	7,400	72,520
Republic Airways Holdings, Inc. (I)	18,900	121,527
United Continental Holdings, Inc. (I)(L)	12,600	289,674

		578,851
Building Products - 0.00%
Owens Corning (I)	600	21,594
Commercial Services & Supplies - 0.42%
Avery Dennison Corp.	2,100	88,116
Copart, Inc. (I)(L)	14,600	632,618
Deluxe Corp. (L)	3,800	100,852
M&F Worldwide Corp. (I)(L)	6,200	155,744
Pitney Bowes, Inc. (L)	15,000	385,350
R.R. Donnelley & Sons Company (L)	4,800	90,816
Rollins, Inc.	29,100	590,730
Stericycle, Inc. (I)(L)	16,000	1,418,720

		3,462,946
Construction & Engineering - 0.07%
Granite Construction, Inc. (L)	3,200	89,920
KBR, Inc.	7,200	271,944
Primoris Services Corp.	11,200	113,568
Tutor Perini Corp.	3,900	95,004

		570,436
Electrical Equipment - 0.08%
AMETEK, Inc.	6,150	269,801
Polypore International, Inc. (I)(L)	2,400	138,192
Roper Industries, Inc. (L)	2,800	242,088

		650,081
Industrial Conglomerates - 1.46%
3M Company	128,600	12,024,100
Seaboard Corp.	39	94,107
Tyco International, Ltd.	1,800	80,586

		12,198,793
Machinery - 1.19%
Caterpillar, Inc.	10,100	1,124,635
Cummins, Inc.	5,300	580,986
Danaher Corp.	91,600	4,754,040
Deere & Company	9,100	881,699
Eaton Corp.	6,300	349,272
EnPro Industries, Inc. (I)	400	14,528
Ingersoll-Rand PLC (L)	5,100	246,381
John Bean Technologies Corp.	4,600	88,458
Joy Global, Inc.	4,800	474,288
Meritor, Inc. (I)	5,500	93,335
Middleby Corp. (I)(L)	1,200	111,864
Miller Industries, Inc.	5,700	92,568
NACCO Industries, Inc., Class A	840	92,963
Navistar International Corp. (I)	1,700	117,861

418

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Oshkosh Corp. (I)	2,700	$95,526
PACCAR, Inc. (L)	5,600	293,160
Parker Hannifin Corp.	2,600	246,168
RBC Bearings, Inc. (I)(L)	2,400	91,752
Timken Company	1,700	88,910
WABCO Holdings, Inc. (I)	1,700	104,788

		9,943,182
Professional Services - 0.21%
Dun & Bradstreet Corp. (L)	7,100	569,704
Huron Consulting Group, Inc. (I)	1,100	30,459
IHS, Inc., Class A (I)(L)	10,200	905,250
Kelly Services, Inc., Class A (I)	5,000	108,550
Verisk Analytics, Inc., Class A (I)	3,000	98,280

		1,712,243
Road & Rail - 0.16%
AMERCO, Inc. (I)	900	87,300
Arkansas Best Corp.	6,500	168,480
Genesee & Wyoming, Inc., Class A (I)	3,000	174,600
Old Dominion Freight Line, Inc. (I)	5,000	175,450
Ryder Systems, Inc.	1,700	86,020
Union Pacific Corp.	6,700	658,811

		1,350,661
Trading Companies & Distributors - 0.17%
Applied Industrial Technologies, Inc.	2,500	83,150
Fastenal Company (L)	11,600	752,028
RSC Holdings, Inc. (I)(L)	9,800	140,924
TAL International Group, Inc.	3,800	137,826
United Rentals, Inc. (I)(L)	2,600	86,528
WESCO International, Inc. (I)(L)	1,900	118,750
WW Grainger, Inc. (L)	600	82,608

		1,401,814

		44,448,140
Information Technology - 26.89%
Communications Equipment - 3.54%
Acme Packet, Inc. (I)	2,000	141,920
ADTRAN, Inc.	2,400	101,904
Aruba Networks, Inc. (I)	3,700	125,208
Cisco Systems, Inc.	604,400	10,365,460
F5 Networks, Inc. (I)	3,290	337,455
Harris Corp. (L)	5,200	257,920
Loral Space & Communications, Inc. (I)	2,000	155,100
Motorola Solutions, Inc. (I)	4,100	183,229
QUALCOMM, Inc.	313,102	17,167,383
Riverbed Technology, Inc. (I)	4,100	154,365
Seachange International, Inc. (I)(L)	9,300	88,350
Symmetricom, Inc. (I)	26,800	164,284
Tellabs, Inc. (L)	11,200	58,688
Viasat, Inc. (I)(L)	6,500	258,960

		29,560,226
Computers & Peripherals - 1.78%
Apple, Inc. (I)	19,710	6,867,950
Dell, Inc. (I)	60,600	879,306
Hewlett-Packard Company	118,200	4,842,654
Lexmark International, Inc., Class A (I)	6,700	248,168
NCR Corp. (I)	8,800	165,792
NetApp, Inc. (I)	10,100	486,618
Seagate Technology PLC (I)	24,300	349,920
Western Digital Corp. (I)	27,691	1,032,597

		14,873,005

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.28%
Anixter International, Inc. (L)	1,400	$97,846
Arrow Electronics, Inc. (I)	2,100	87,948
Dolby Laboratories, Inc., Class A (I)(L)	16,000	787,360
FLIR Systems, Inc.	14,900	515,689
Ingram Micro, Inc., Class A (I)	17,600	370,128
Insight Enterprises, Inc. (I)	4,400	74,932
SYNNEX Corp. (I)(L)	2,600	85,098
Tech Data Corp. (I)	2,500	127,150
Trimble Navigation, Ltd. (I)	2,100	106,134
Universal Display Corp. (I)	1,900	104,576

		2,356,861
Internet Software & Services - 5.13%
Akamai Technologies, Inc. (I)	3,300	125,400
AOL, Inc. (I)(L)	6,400	124,992
Earthlink, Inc.	17,400	136,242
eBay, Inc. (I)	229,000	7,108,160
Google, Inc., Class A (I)	59,335	34,782,770
IAC/InterActiveCorp (I)	2,800	86,492
j2 Global Communications, Inc. (I)(L)	2,900	85,579
OpenTable, Inc. (I)	1,100	116,985
SAVVIS, Inc. (I)	2,500	92,725
VeriSign, Inc.	2,400	86,904

		42,746,249
IT Services - 5.24%
Accenture PLC, Class A	91,100	5,007,767
Amdocs, Ltd. (I)	33,700	972,245
Automatic Data Processing, Inc.	62,200	3,191,482
Broadridge Financial Solutions, Inc.	10,500	238,245
CACI International, Inc., Class A (I)(L)	1,600	98,112
Cognizant Technology
Solutions Corp., Class A (I)	41,900	3,410,660
Computer Sciences Corp.	6,500	316,745
Convergys Corp. (I)	7,000	100,520
CoreLogic, Inc. (I)	8,400	155,400
DST Systems, Inc.	1,600	84,512
Fidelity National Information Services, Inc.	3,000	98,070
Fiserv, Inc. (I)	5,600	351,232
Global Payments, Inc.	14,400	704,448
International Business Machines Corp.	146,872	23,950,417
Jack Henry & Associates, Inc. (L)	15,200	515,128
MasterCard, Inc., Class A	5,016	1,262,628
NeuStar, Inc., Class A (I)	6,100	156,038
Paychex, Inc. (L)	67,000	2,101,120
SAIC, Inc. (I)(L)	9,500	160,740
Syntel, Inc. (L)	1,600	83,568
Total Systems Services, Inc. (L)	31,600	569,432
Unisys Corp. (I)	2,300	71,806
VeriFone Systems, Inc. (I)(L)	2,200	120,890

		43,721,205
Office Electronics - 0.05%
Xerox Corp.	40,500	431,325
Semiconductors & Semiconductor Equipment - 0.34%
Atmel Corp. (I)	14,100	192,183
Avago Technologies, Ltd.	2,900	90,190
Broadcom Corp., Class A (I)	6,400	252,032
Cree, Inc. (I)	300	13,848
First Solar, Inc. (I)(L)	1,780	286,295
Skyworks Solutions, Inc. (I)(L)	6,600	213,972
Texas Instruments, Inc.	51,100	1,766,016

		2,814,536
Software - 10.53%
ACI Worldwide, Inc. (I)	3,100	101,680

419

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Activision Blizzard, Inc. (L)	7,200	$78,984
Adobe Systems, Inc. (I)	32,700	1,084,332
Advent Software, Inc. (I)(L)	2,800	80,276
ANSYS, Inc. (I)(L)	11,400	617,766
Ariba, Inc. (I)	3,300	112,662
BMC Software, Inc. (I)	27,000	1,342,980
Citrix Systems, Inc. (I)	21,100	1,550,006
Compuware Corp. (I)	7,300	84,315
FactSet Research Systems, Inc. (L)	9,900	1,036,827
Fortinet, Inc. (I)	2,000	88,000
Informatica Corp. (I)	18,000	940,140
Intuit, Inc. (I)	68,300	3,626,730
MICROS Systems, Inc. (I)(L)	16,600	820,538
Microsoft Corp.	1,494,636	37,903,969
MicroStrategy, Inc., Class A (I)	680	91,446
Oracle Corp.	1,025,400	34,217,598
Progress Software Corp. (I)(L)	3,300	95,997
Quest Software, Inc. (I)	18,400	467,176
Red Hat, Inc. (I)	3,600	163,404
Rovi Corp. (I)	4,300	230,695
Salesforce.com, Inc. (I)	3,450	460,851
Symantec Corp. (I)	79,000	1,464,660
Take-Two Interactive Software, Inc. (I)(L)	5,000	76,850
TIBCO Software, Inc. (I)	10,700	291,575
VMware, Inc., Class A (I)	9,400	766,476

		87,795,933

		224,299,340
Materials - 0.96%
Chemicals - 0.64%
CF Industries Holdings, Inc.	580	79,338
E.I. du Pont de Nemours & Company	26,100	1,434,717
Eastman Chemical Company	900	89,388
Ecolab, Inc.	36,600	1,867,332
FMC Corp.	2,000	169,860
Huntsman Corp.	5,500	95,590
Innophos Holdings, Inc.	1,900	87,609
Kronos Worldwide, Inc.	1,900	111,055
LSB Industries, Inc. (I)	1,300	51,532
PPG Industries, Inc.	3,200	304,672
Sigma-Aldrich Corp. (L)	13,800	878,232
The Sherwin-Williams Company	1,700	142,783

		5,312,108
Construction Materials - 0.01%
Vulcan Materials Company (L)	1,900	86,640
Containers & Packaging - 0.01%
Sealed Air Corp.	2,900	77,314
Metals & Mining - 0.18%
Freeport-McMoRan Copper & Gold, Inc.	13,380	743,259
Globe Specialty Metals, Inc.	3,400	77,384
Kaiser Aluminum Corp. (L)	1,900	93,575
Schnitzer Steel Industries, Inc.	1,300	84,513
Southern Copper Corp.	9,900	398,673
Stillwater Mining Company (I)(L)	4,400	100,892

		1,498,296
Paper & Forest Products - 0.12%
Louisiana-Pacific Corp. (I)(L)	2,100	22,050
Schweitzer-Mauduit International, Inc.	19,420	982,846

		1,004,896

		7,979,254

U.S. Multi-Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.95%
Diversified Telecommunication Services - 1.85%
AT&T, Inc.	218,005	$6,670,953
CenturyLink, Inc. (L)	14,500	602,475
Frontier Communications Corp.	17,800	146,316
Verizon Communications, Inc.	202,300	7,796,642
Windstream Corp. (L)	19,000	244,530

		15,460,916
Wireless Telecommunication Services - 0.10%
Crown Castle International Corp. (I)	5,800	246,790
MetroPCS Communications, Inc. (I)(L)	14,100	228,984
Telephone & Data Systems, Inc.	6,700	225,790
United States Cellular Corp. (I)	1,600	82,384

		783,948

		16,244,864
Utilities - 0.16%
Electric Utilities - 0.07%
Edison International	2,200	80,498
Nextera Energy, Inc.	6,100	336,232
Southern Company	5,000	190,550

		607,280
Gas Utilities - 0.01%
UGI Corp.	2,600	85,540
Independent Power Producers & Energy Traders - 0.02%
NRG Energy, Inc. (I)	7,900	170,166
Multi-Utilities - 0.04%
Ameren Corp.	5,700	159,999
Dominion Resources, Inc. (L)	4,300	192,210

		352,209
Water Utilities - 0.02%
Aqua America, Inc. (L)	7,000	160,230

		1,375,425

TOTAL COMMON STOCKS (Cost $701,395,119)		$817,198,270

INVESTMENT COMPANIES - 0.64%
Financials - 0.64%
SPDR S&P 500 ETF Trust (L)	40,293	5,339,225

TOTAL INVESTMENT COMPANIES (Cost $4,963,439)		$5,339,225

SECURITIES LENDING COLLATERAL - 6.65%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	5,543,996	55,478,215

TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,479,532)		$55,478,215

SHORT-TERM INVESTMENTS - 1.23%
Money Market Funds* - 1.23%
State Street Institutional Treasury Money
Market Fund, 0.0027%	$10,246,473	$10,246,473

TOTAL SHORT-TERM INVESTMENTS (Cost $10,246,473)		$10,246,473

Total Investments (U.S. Multi-Sector Trust)
(Cost $772,084,563) - 106.50%		$888,262,183
Other assets and liabilities, net - (6.50%)		(54,192,047)

TOTAL NET ASSETS - 100.00%		$834,070,136

420

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.15%
Consumer Discretionary - 7.68%
Media - 7.68%
Comcast Corp., Special Class A	228,230	$5,299,501
DIRECTV, Class A (I)	6,450	301,860
Time Warner Cable, Inc.	36,690	2,617,465
Viacom, Inc., Class B	14,510	675,005
Virgin Media, Inc. (L)	203,620	5,658,600

		14,552,431

		14,552,431
Energy - 14.61%
Oil, Gas & Consumable Fuels - 14.61%
El Paso Corp.	346,476	6,236,565
EOG Resources, Inc.	4,310	510,778
EQT Corp. (L)	84,740	4,228,526
Kinder Morgan, Inc. (I)	50,550	1,498,302
Occidental Petroleum Corp. (I)	9,680	1,011,463
QEP Resources, Inc.	112,871	4,575,790
Southern Union Company	49,320	1,411,538
Spectra Energy Corp. (L)	84,010	2,283,392
The Williams Companies, Inc.	189,621	5,912,383

		27,668,737

		27,668,737
Financials - 0.74%
Capital Markets - 0.74%
Hutchison Port Holdings Trust	1,408,000	1,393,920
Telecommunication Services - 21.97%
Diversified Telecommunication Services - 9.36%
Bezek Israeli Telecommunications Corp., Ltd.	468,030	1,386,176
CenturyLink, Inc. (L)	27,050	1,123,928
Deutsche Telekom AG	6,080	93,945
France Telecom SA	50,453	1,131,762
Koninklijke (Royal) KPN NV	144,854	2,470,158
Portugal Telecom SGPS SA (I)	184,727	2,136,263
Qwest Communications International, Inc.	181,480	1,239,508
TDC A/S (I)	244,744	1,984,129
Tele2 AB, Series B	4,167	96,473
Telecom Italia SpA	1,123,303	1,512,849
Telenet Group Holding NV	56,225	2,634,802
Telenor ASA	61,970	1,019,830
Xl Axiata Tbk Pt (I)	1,429,500	894,882

		17,724,705
Wireless Telecommunication Services - 12.61%
America Movil SAB de CV,
Series L, ADR (L)	16,180	940,058
American Tower Corp., Class A (I)	30,980	1,605,384
Cellcom Israel, Ltd. (L)	136,230	4,511,938
Crown Castle International Corp. (I)(L)	14,900	633,995
Mobile TeleSystems, SADR	108,595	2,305,472
MTN Group, Ltd.	64,091	1,293,402
NII Holdings, Inc. (I)	78,540	3,272,762
Partner Communications
Company, Ltd., ADR	89,430	1,700,064
Tim Participacoes SA, ADR (L)	42,600	1,859,490
Vivo Participacoes SA, ADR (I)(L)	108,875	4,396,373
Vodafone Group PLC	484,075	1,370,616

		23,889,554

		41,614,259
Utilities - 48.15%
Electric Utilities - 19.86%
American Electric Power Company, Inc.	94,000	3,303,160

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
CEZ AS	73,014	$3,730,782
Cia Paranaense de Energia, SADR	35,340	982,099
DPL, Inc. (I)(L)	54,870	1,503,987
E.ON AG	30,564	933,878
Edison International	56,170	2,055,260
Electricidade de Portugal SA	949,969	3,702,624
Empresa Electrica Del Norte Grande Sa	430,250	1,098,032
Enersis SA, SADR (L)	67,130	1,397,647
Entergy Corp.	21,950	1,475,260
EVN AG (L)	12,968	242,127
Fortum OYJ (L)	62,147	2,113,654
Light SA	85,040	1,468,856
Nextera Energy, Inc.	86,640	4,775,597
Northeast Utilities	50,980	1,763,908
NV Energy, Inc.	62,590	931,965
Oesterreichische Elektrizitaets AG, Class A	2,260	100,359
PPL Corp.	75,251	1,903,850
Red Electrica De Espana	54,786	3,111,899
Scottish & Southern Energy PLC	50,713	1,025,871

		37,620,815
Gas Utilities - 2.90%
AGL Resources, Inc. (L)	28,600	1,139,424
Enagas SA	111,796	2,521,518
Questar Corp.	89,151	1,555,685
UGI Corp.	8,600	282,940

		5,499,567
Independent Power Producers & Energy Traders - 9.84%
Calpine Corp. (I)(L)	162,710	2,582,208
China Hydroelectric Corp., ADR (I)(L)	44,940	326,264
Constellation Energy Group, Inc.	95,331	2,967,654
EDP Renovaveis SA (I)	181,011	1,301,209
Enel Green Power SpA	35,437	98,362
GenOn Energy, Inc. (I)	45,760	174,346
International Power PLC (I)	463,602	2,290,475
NRG Energy, Inc. (I)(L)	96,202	2,072,191
The AES Corp. (I)	343,970	4,471,610
Tractebel Energia SA	139,000	2,349,799

		18,634,118
Multi-Utilities - 14.10%
Alliant Energy Corp.	27,200	1,058,896
CenterPoint Energy, Inc.	148,980	2,616,089
CMS Energy Corp. (L)	287,900	5,654,356
National Grid PLC	374,357	3,575,809
NiSource, Inc. (L)	73,290	1,405,702
OGE Energy Corp.	45,530	2,301,997
PG&E Corp.	80,310	3,548,096
Public Service Enterprise Group, Inc.	128,600	4,052,186
Sempra Energy	22,320	1,194,120
Wisconsin Energy Corp.	18,260	556,930
Xcel Energy, Inc.	30,630	731,751

		26,695,932
Water Utilities - 1.45%
American Water Works Company, Inc.	51,470	1,443,734
Cia de Saneamento de Minas Gerais	76,800	1,293,602

		2,737,336

		91,187,768

TOTAL COMMON STOCKS (Cost $141,959,875)		$176,417,115

421

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 4.03%
Utilities - 4.03%
Electric Utilities - 3.22%
Cia Paranaense de Energia	30,300	824,938
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	89,300	1,974,538
Great Plains Energy, Inc., 12.000%	13,420	866,261
Nextera Energy, Inc., 7.000%	21,880	1,104,940
PPL Corp., 9.500%	24,900	1,325,676

		6,096,353
Independent Power Producers & Energy Traders - 0.81%
AES Tiete SA	100,736	1,530,183

		7,626,536

TOTAL PREFERRED SECURITIES (Cost $6,301,903)		$7,626,536

CORPORATE BONDS - 0.24%
Utilities - 0.24%
Independent Power Producers & Energy Traders - 0.24%
GenOn Escrow Corp.
9.875%, 10/15/2020 (S)	$425,000	$444,125

TOTAL CORPORATE BONDS (Cost $424,607)		$444,125

CONVERTIBLE BONDS - 0.63%
Consumer Discretionary - 0.63%
Media - 0.63%
Virgin Media, Inc.
6.500%, 11/15/2016	$708,000	$1,199,175

TOTAL CONVERTIBLE BONDS (Cost $744,521)		$1,199,175

SECURITIES LENDING COLLATERAL - 15.76%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	2,982,720	29,847,783

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,848,693)		$29,847,783

SHORT-TERM INVESTMENTS - 2.24%
Repurchase Agreement - 2.24%
Repurchase Agreement with State
Street Corp. dated 03/31/2011 at 0.010% to
be repurchased at $4,239,001 on
04/01/2011, collateralized by $4,325,000
Federal National Mortgage Association,
0.010% due 05/02/2011 (valued at
$4,325,000, including interest)	$4,239,000	$4,239,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,239,000)		$4,239,000

Total Investments (Utilities Trust)
(Cost $183,518,599) - 116.05%		$219,773,734
Other assets and liabilities, net - (16.05%)		(30,391,233)

TOTAL NET ASSETS - 100.00%		$189,382,501

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.41%
Consumer Discretionary - 13.70%
Automobiles - 3.11%
Harley-Davidson, Inc.	216,968	$9,218,970

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.39%
Darden Restaurants, Inc.	144,361	$7,092,456
Household Durables - 6.42%
Mohawk Industries, Inc. (I)	89,851	5,494,389
Newell Rubbermaid, Inc.	465,774	8,910,257
Whirlpool Corp.	54,167	4,623,695

		19,028,341
Specialty Retail - 1.78%
Staples, Inc.	271,961	5,281,483

		40,621,250
Consumer Staples - 7.86%
Beverages - 1.02%
Coca-Cola Enterprises, Inc.	111,018	3,030,791
Food & Staples Retailing - 3.20%
Safeway, Inc.	189,919	4,470,693
Sysco Corp.	180,435	4,998,050

		9,468,743
Food Products - 2.13%
ConAgra Foods, Inc.	266,006	6,317,643
Personal Products - 1.51%
Avon Products, Inc.	165,594	4,477,662

		23,294,839
Energy - 9.59%
Oil, Gas & Consumable Fuels - 9.59%
El Paso Corp.	575,717	10,362,906
Murphy Oil Corp.	42,901	3,149,791
Pioneer Natural Resources Company	62,146	6,333,920
The Williams Companies, Inc.	275,061	8,576,402

		28,423,019

		28,423,019
Financials - 18.58%
Capital Markets - 4.32%
Northern Trust Corp.	126,435	6,416,576
The Charles Schwab Corp.	354,073	6,383,936

		12,800,512
Commercial Banks - 6.62%
BB&T Corp.	178,374	4,896,366
Comerica, Inc.	124,610	4,575,679
First Horizon National Corp. (I)	239,521	2,685,030
Wintrust Financial Corp.	131,511	4,833,029
Zions Bancorporation	114,384	2,637,695

		19,627,799
Insurance - 6.15%
ACE, Ltd.	94,202	6,094,869
Marsh & McLennan Companies, Inc.	203,850	6,076,769
Willis Group Holdings PLC	150,420	6,070,951

		18,242,589
Real Estate Investment Trusts - 1.49%
Weingarten Realty Investors	176,500	4,423,090

		55,093,990
Health Care - 6.77%
Health Care Equipment & Supplies - 0.59%
Teleflex, Inc.	30,242	1,753,431
Health Care Providers & Services - 6.18%
Brookdale Senior Living, Inc. (I)	275,574	7,716,072
Healthsouth Corp. (I)	275,950	6,893,231

422

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc. (I)	52,877	$3,710,379

		18,319,682

		20,073,113
Industrials - 11.07%
Aerospace & Defense - 2.47%
Goodrich Corp.	85,653	7,325,901
Commercial Services & Supplies - 2.68%
Avery Dennison Corp.	189,672	7,958,637
Electrical Equipment - 1.63%
The Babcock & Wilcox Company (I)	144,810	4,833,758
Machinery - 3.64%
Snap-On, Inc.	179,604	10,787,019
Road & Rail - 0.65%
Swift Transporation Company (I)	130,217	1,914,190

		32,819,505
Information Technology - 8.37%
Computers & Peripherals - 2.09%
Diebold, Inc.	174,642	6,192,805
Electronic Equipment, Instruments & Components - 0.89%
Flextronics International, Ltd. (I)	352,747	2,635,020
IT Services - 2.48%
Fidelity National Information Services, Inc.	224,835	7,349,856
Office Electronics - 2.91%
Zebra Technologies Corp., Class A (I)	220,126	8,637,744

		24,815,425
Materials - 7.84%
Chemicals - 5.83%
PPG Industries, Inc.	33,535	3,192,867
Valspar Corp.	161,575	6,317,583
W.R. Grace & Company (I)	202,760	7,763,680

		17,274,130
Containers & Packaging - 2.01%
Sonoco Products Company	164,585	5,962,915

		23,237,045
Telecommunication Services - 2.17%
Diversified Telecommunication Services - 2.17%
TW Telecom, Inc. (I)	334,652	6,425,318
Utilities - 7.46%
Electric Utilities - 4.67%
Edison International	216,241	7,912,258
Great Plains Energy, Inc.	296,123	5,928,382

		13,840,640
Multi-Utilities - 2.79%
CenterPoint Energy, Inc.	163,301	2,867,566
Wisconsin Energy Corp.	177,691	5,419,576

		8,287,142

		22,127,782

TOTAL COMMON STOCKS (Cost $209,093,609)		$276,931,286

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.33%
Money Market Funds* - 6.33%
State Street Institutional Liquid Reserves
Fund, 0.1855%	$18,759,921	$18,759,921

TOTAL SHORT-TERM INVESTMENTS (Cost $18,759,921)		$18,759,921

Total Investments (Value Trust) (Cost $227,853,530) - 99.74%		$295,691,207
Other assets and liabilities, net - 0.26%		772,133

TOTAL NET ASSETS - 100.00%		$296,463,340

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.67%
Consumer Discretionary - 5.61%
Automobiles - 0.98%
Ford Motor Company (I)	259,000	$3,861,690
Household Durables - 2.45%
Newell Rubbermaid, Inc.	206,750	3,955,128
Stanley Black & Decker, Inc. (L)	74,800	5,729,680

		9,684,808
Specialty Retail - 2.18%
TJX Companies, Inc.	173,200	8,613,236

		22,159,734
Consumer Staples - 5.30%
Food Products - 0.15%
Dole Food Company, Inc. (I)(L)	42,713	582,178
Personal Products - 0.80%
Avon Products, Inc.	118,000	3,190,720
Tobacco - 4.35%
Lorillard, Inc.	181,000	17,196,810

		20,969,708
Energy - 23.69%
Oil, Gas & Consumable Fuels - 23.69%
Alpha Natural Resources, Inc. (I)(L)	258,200	15,329,334
Anadarko Petroleum Corp.	103,800	8,503,296
Apache Corp.	14,400	1,885,248
ConocoPhillips	149,900	11,971,014
CONSOL Energy, Inc. (L)	232,000	12,442,160
Devon Energy Corp.	141,600	12,994,632
Kinder Morgan, Inc.	56,600	1,677,624
Murphy Oil Corp.	49,000	3,597,580
Noble Energy, Inc.	102,400	9,896,960
Petrohawk Energy Corp. (I)	85,500	2,098,170
Petroleo Brasileiro SA, ADR	328,000	13,261,040

		93,657,058

		93,657,058
Financials - 13.98%
Capital Markets - 3.96%
Apollo Investment Corp.	248,482	2,996,693
Invesco, Ltd.	272,000	6,952,320
The Goldman Sachs Group, Inc.	35,925	5,693,035

		15,642,048
Commercial Banks - 1.21%
PNC Financial Services Group, Inc.	76,100	4,793,539

423

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.79%
JPMorgan Chase & Company	153,450	$7,074,045
Insurance - 6.40%
ACE, Ltd.	175,400	11,348,380
AIA Group, Ltd. (I)	761,347	2,347,344
Loews Corp.	105,600	4,550,304
MetLife, Inc.	157,400	7,040,502

		25,286,530
Real Estate Investment Trusts - 0.62%
Weyerhaeuser Company (L)	99,800	2,455,080

		55,251,242
Health Care - 5.37%
Health Care Equipment & Supplies - 0.94%
Baxter International, Inc.	69,100	3,715,507
Health Care Providers & Services - 2.60%
AmerisourceBergen Corp.	260,100	10,289,556
Pharmaceuticals - 1.83%
Pfizer, Inc.	228,902	4,649,000
Warner Chilcott PLC, Class A	110,797	2,579,354

		7,228,354

		21,233,417
Industrials - 16.95%
Aerospace & Defense - 3.57%
AerCap Holdings NV (I)	300,775	3,780,742
Bombardier, Inc.	295,690	2,161,494
United Technologies Corp.	96,350	8,156,028

		14,098,264
Airlines - 1.47%
Copa Holdings SA, Class A	110,245	5,820,936
Construction & Engineering - 0.69%
Aecom Technology Corp. (I)	98,650	2,735,565
Electrical Equipment - 0.12%
Sensata Technologies Holding NV (I)	14,000	486,220
Industrial Conglomerates - 1.53%
Tyco International, Ltd.	135,200	6,052,904
Machinery - 4.40%
AGCO Corp. (I)(L)	121,600	6,684,352
Eaton Corp.	193,000	10,699,920

		17,384,272
Professional Services - 0.37%
Nielsen Holdings NV (I)(L)	53,000	1,447,430
Road & Rail - 4.80%
Union Pacific Corp.	192,900	18,967,854

		66,993,445
Information Technology - 7.59%
Communications Equipment - 2.83%
Harris Corp. (L)	225,500	11,184,800
Electronic Equipment, Instruments & Components - 0.56%
Corning, Inc.	107,600	2,219,788
IT Services - 3.67%
International Business Machines Corp.	78,600	12,817,302
Visa, Inc., Class A	23,000	1,693,260

		14,510,562
Office Electronics - 0.53%
Xerox Corp.	195,000	2,076,750

		29,991,900

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 14.95%
Chemicals - 6.28%
Celanese Corp., Series A	282,300	$12,525,651
Lanxess AG (I)	101,650	7,603,771
Methanex Corp.	71,300	2,226,699
PPG Industries, Inc.	25,800	2,456,418

		24,812,539
Metals & Mining - 8.67%
Freeport-McMoRan Copper & Gold, Inc.	173,600	9,643,480
Grupo Mexico SAB de CV, Series B	1,437,000	5,388,244
Schnitzer Steel Industries, Inc.	68,000	4,420,680
Southern Copper Corp. (L)	247,900	9,982,933
Vale SA, SADR (L)	145,700	4,859,095

		34,294,432

		59,106,971
Telecommunication Services - 4.23%
Diversified Telecommunication Services - 0.47%
Windstream Corp. (L)	144,000	1,853,280
Wireless Telecommunication Services - 3.76%
America Movil SAB de CV, Series L, ADR	255,900	14,867,790

		16,721,070

TOTAL COMMON STOCKS (Cost $298,115,096)		$386,084,545

PREFERRED SECURITIES - 1.71%
Consumer Staples - 0.46%
Food Products - 0.46%
2009 Dole Food ACES (S)	144,600	1,836,420
Energy - 0.35%
Oil, Gas & Consumable Fuels - 0.35%
Apache Corp., Series D, 6.000% (L)	19,500	1,381,770
Financials - 0.90%
Diversified Financial Services - 0.47%
Citigroup, Inc., 7.500%	14,500	1,834,250
Insurance - 0.43%
Hartford Financial Services Group, Inc.,
Series F, 7.250% (L)	65,500	1,708,240

		3,542,490

TOTAL PREFERRED SECURITIES (Cost $6,075,468)		$6,760,680

CONVERTIBLE BONDS - 0.25%
Financials - 0.25%
Capital Markets - 0.25%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	$953,000	$1,000,650

TOTAL CONVERTIBLE BONDS (Cost $939,161)		$1,000,650

WARRANTS - 0.25%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike
Price: $9.79) (I)	53,000	$972,020

TOTAL WARRANTS (Cost $736,165)		$972,020

424

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)

PORTFOLIO OF INVESTMENTS — March 31, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 11.44%
John Hancock Collateral
Investment Trust, 0.2867% (W)(Y)	4,517,971	$45,210,888

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,210,951)		$45,210,888

Total Investments (Value & Restructuring Trust)
(Cost $351,076,841) - 111.32%		$440,028,783
Other assets and liabilities, net - (11.32%)		(44,753,739)

TOTAL NET ASSETS - 100.00%		$395,275,044

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(B)	Security is linked to Republic of Argentina Gross Domestic
Product (GDP).
(E)	All or portion of this security is pledged to meet the margin requirements for written options.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.

(J)	These securities are issued under the Temporary Liquidity
Guarantee Program and are insured by the Federal Deposit
Insurance Corporation until the earlier of the maturity date or 6-30-12.
(L)	All or a portion of the security is on loan as of March 31, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
March 31, 2011.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.

425

Notes to Portfolio of Investments (Unaudited)

Effective May 2, 2011, John Hancock Trust will change its name to John Hancock Variable Insurance Trust (JHVIT).

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, for All Cap Core Trust, All Cap Value Trust, American Asset Allocation Trust, American Blue Chip Income & Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Balanced Trust, Core Balanced Strategy Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservation Trust, Lifestyle Growth Trust, Lifestyle Moderate Trust, Small Company Growth Trust, U.S. Multi Sector Trust and Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

For 500 Index Trust, 500 Index Trust B, Growth Equity Trust, Large Cap Trust, Mid Cap Index Trust, Optimized Value Trust, Real Estate Securities Trust and Small Cap Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

For Mid Cap Value Equity Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and convertible bonds which are categorized as Level 2.

For Small Cap Opportunities Trust and Small Company Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for Rights and/or Preferred Securities which are categorized as Level 2.

For Money Market Trust and Money Market Trust B, all investments are categorized as Level 2 under the hierarchy described above.

For Total Bond Market Trust A and Total Bond Market Trust B, all investments are categorized as Level 2 under the hierarchy described above except for securities lending collateral and/or money market investments which are categorized as Level 1.

426

For Bond Trust, all investments are categorized as Level 2 under the hierarchy described above except for future contracts and securities lending collateral investments which are categorized as Level 1.

The following is a summary of the values by input classification of the Portfolio’s investments as of March 31, 2011, by major security category or type:

			Level 2 Significant
	Total Market Value at 3-31-11	Level 1 Quoted Price	Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust

U.S. Government & Agency Obligations	$255,320,174	—	$255,320,174	—
Foreign Government Obligations	10,632,627	—	10,632,627	—
Corporate Bonds	656,223,143	—	653,336,899	$2,886,244
Capital Preferred Securities	37,475,746	—	37,475,746	—
Convertible Bonds	2,183,425	—	2,183,425	—
Term Loans	7,355,088	—	4,805,088	2,550,000
Municipal Bonds	7,551,822	—	7,551,822	—
Collateralized Mortgage Obligations	278,494,327	—	268,079,724	10,414,603
Asset Backed Securities	53,319,290	—	47,155,667	6,163,623
Common Stocks	109,797	—	36,671	73,126
Preferred Securities	7,118459	$3,850,050	1,841,151	1,427,258
Securities Lending Collateral	12,291,894	12,291,894	—	—
Short-Term Investments	3,469,664	3,469,664	—	—

Total Investments in Securities	$1,331,545,456	$19,611,608	$1,288,418,994	$23,514,854
Futures	$11,663	$11,663	—	—
Forward Foreign Currency Contracts	$21,044	—	$21,044	—
Credit Default Swaps	$214,327	—	$214,327	—

Alpha Opportunities Trust

Common Stocks
Consumer Discretionary	$151,339,671	$144,966,891	$6,372,780	—
Consumer Staples	70,471,526	61,444,812	9,026,714	—

427

Energy	110,500,238	96,521,004	13,979,234	—
Financials	115,558,906	97,242,174	18,316,732	—
Health Care	105,108,900	102,762,925	2,345,975	—
Industrials	109,131,481	95,367,714	13,763,767	—
Information Technology	172,482,426	164,813,158	7,669,268	—
Materials	86,140,573	69,566,329	16,574,244	—
Telecommunication Services	4,110,369	3,537,053	573,316	—
Utilities	3,151,162	3,151,162	—	—
Affiliated Investment Companies	2,908,710	2,908,710	—	—
Securities Lending Collateral	137,455,384	137,455,384	—	—
Short-Term Investments
Repurchase Agreement	24,800,000	—	24,800,000	—

Total Investments in Securities	$1,093,159,346	$979,737,316	$113,422,030	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$234,440	—	$234,440	—

Balanced Trust

Common Stocks
Consumer Discretionary	$12,900,295	$10,804,177	$2,096,118	—
Consumer Staples	3,686,753	2,385,988	1,300,765	—
Energy	8,302,611	7,672,387	630,224	—
Financials	13,248,549	9,910,036	3,265,972	$72,541
Health Care	5,819,088	4,890,045	929,043	—
Industrials	11,142,554	9,090,717	2,051,837	—
Information Technology	12,388,632	11,028,687	1,266,620	93,325
Materials	4,340,241	3,153,573	1,186,668	—
Telecommunication Services	2,459,113	1,830,388		—

428

			628,725

Utilities	2,883,336	2,396,433	486,903	—
Preferred Securities	321,288	173,520	147,768	—
U.S. Government & Agency Obligations	26,422,627	—	26,422,627	—
Foreign Government Obligations	420,361	—	420,361	—
Corporate Bonds	7,604,474	—	7,604,474	—
Municipal Bonds	268,201	—	268,201	—
Collateralized Mortgage Obligations	1,329,814	—	1,329,814	—
Asset Backed Securities	497,911	—	497,911	—
Investment Companies	16,985	16,985	—	—
Securities Lending Collateral	1,795,069	1,795,069	—	—
Short-Term Investments	1,072,484	1,072,484	—	—

Total Investments in Securities	$116,920,386	$66,220,489	$50,534,031	$165,866

Blue Chip Growth Trust

Common Stocks
Consumer Discretionary	$395,346,491	$395,346,491	—	—
Consumer Staples	5,751,793	5,044,474	$707,319	—
Energy	171,872,536	171,872,536	—	—
Financials	209,358,838	208,615,172	743,666	—
Health Care	138,954,936	138,954,936	—	—
Industrials	294,139,962	294,139,962	—	—
Information Technology	557,549,999	530,340,232	20,533,717	$6,676,050
Materials	75,667,147	75,667,147	—	—
Telecommunication Services	29,917,654	29,917,654	—	—
Securities Lending Collateral	65,532,534	65,532,534	—	—
Short-Term Investments	9,735,480	9,735,480	—	—

Total Investments in Securities	$1,953,827,370	$1,925,166,618	$21,984,702	$6,676,050

429

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$240,591,258	$221,142,364	$19,448,894	—
Consumer Staples	63,584,157	63,584,157	—	—
Energy	71,128,903	71,128,903	—	—
Financials	44,187,980	44,187,980	—	—
Health Care	149,886,000	149,886,000	—	—
Industrials	118,605,144	118,605,144	—	—
Information Technology	399,644,490	394,788,846	4,855,644	—
Materials	41,354,121	41,354,121	—	—
Telecommunication Services	15,836,136	15,836,136	—	—
Securities Lending Collateral	43,454,801	43,454,801	—	—
Short-Term Investments	1,044,744	1,044,744	—	—

Total Investments in Securities	$1,189,317,734	$1,165,013,196	$24,304,538	—

Capital Appreciation Value Trust

Common Stocks
Consumer Discretionary	$24,721,217	$24,548,583	$172,634	—
Consumer Staples	38,897,182	38,796,308	100,874	—
Energy	22,535,328	17,769,665	4,765,663	—
Financials	38,525,254	38,525,254	—	—
Health Care	27,750,675	27,750,675	—	—
Industrials	32,206,487	27,276,475	4,930,012	—
Information Technology	29,644,339	29,644,339	—	—
Materials	6,425,334	6,425,334	—	—
Telecommunication Services	5,997,600	5,997,600	—	—
Utilities	3,753,825	3,753,825	—	—
Preferred Securities
Consumer Discretionary	2,845,820	2,845,820	—	—
Consumer Staples	430,000	—	430,000	—
Energy	73,050	73,050	—	—

430

Financials	3,947,100	3,947,100	—	—
Corporate Bonds
Consumer Discretionary	5,867,574	—	5,867,574	—
Consumer Staples	493,547	—	493,547	—
Energy	4,128,308	—	4,128,308	—
Financials	1,750,673	—	1,750,673	—
Health Care	1,167,217	—	1,167,217	—
Industrials	3,637,940	—	3,637,940	—
Information Technology	2,786,528	—	2,786,528	—
Materials	469,313	—	469,313	—
Telecommunication Services	6,367,479	—	6,367,479	—
Utilities	2,545,280	—	2,545,280	—
Convertible Bonds
Consumer Discretionary	2,342,674	—	2,342,674	—
Energy	1,633,693	—	1,633,693	—
Financials	1,333,665	—	1,333,665	—
Industrials	110,438	—	110,438	—
Information Technology	2,815,484	—	2,815,484	—
Materials	2,140,068	—	2,140,068	—
Telecommunication Services	261,060	—	261,060	—
Term Loans
Consumer Discretionary	21,352,994	—	21,352,994	—
Consumer Staples	2,714,699	—	2,714,699	—
Financials	1,302,089	—	1,302,089	—
Health Care	946,301	—		—

431

			946,301
Industrials	496,250	—	496,250	—
Information Technology	1,362,457	—	1,362,457	—
Materials	1,478,727	—	1,478,727	—
Securities Lending Collateral	23,017,213	23,017,213	—	—
Short-Term Investments	50,501,615	49,890,615	611,000	—

Total Investments in Securities	$380,776,497	$300,261,856	$80,514,641	—
Other Financial Instruments:
Written Options	($896,066)	($896,066)	—	—

Core Allocation Plus Trust

Common Stocks
Consumer Discretionary	$23,386,361	$16,065,334	$7,321,027	—
Consumer Staples	10,693,934	9,298,203	1,395,731	—
Energy	18,292,791	16,661,302	1,631,489	—
Financials	20,022,366	14,769,554	5,252,812	—
Health Care	12,835,546	11,355,374	1,480,172	—
Industrials	18,166,887	13,249,125	4,917,762	—
Information Technology	33,713,196	30,566,971	3,146,225	—
Materials	15,509,769	11,782,540	3,727,229	—
Telecommunication Services	3,643,670	1,867,114	1,776,556	—
Utilities	3,716,944	3,362,697	354,247	—
U.S. Government & Agency Obligations	26,496,373	—	26,496,373	—
Foreign Government Obligations	685,230	—	685,230	—
Corporate Bonds	39,163,373	—	39,163,373	—
Capital Preferred Securities	172,713	—	172,713	—

432

Municipal Bonds	2,367,915	—	2,367,915	—
Collateralized Mortgage Obligations	6,613,445	—	6,613,445	—
Asset Backed Securities	455,295	—	455,295	—
Securities Lending Collateral	30,229,215	30,229,215	—	—
Short-Term Investments
Repurchase Agreement	35,400,000	—	35,400,000	—

Total Investments in Securities	$301,565,023	$159,207,429	$142,357,594	—
Other Financial Instruments:
Futures	($44,242)	($44,242)	—	—
Forward Foreign Currency Contracts	$35,616	—	$35,616	—
Credit Default Swaps	$117,318	—	$117,318	—

Core Bond Trust

U.S. Government & Agency Obligations	$992,255,506	—	$969,651,508	$22,603,998
Foreign Government Obligations	34,525,100	—	34,525,100	—
Corporate Bonds	364,477,164	—	364,477,164	—
Municipal Bonds	19,281,604	—	19,281,604	—
Capital Preferred Securities	3,299,441	—	3,299,441	—
Collateralized Mortgage Obligations	411,739,402	—	407,027,209	4,712,193
Asset Backed Securities	133,619,065	—	130,330,017	3,289,048
Securities Lending Collateral	50,475,496	$50,475,496	—	—
Short-Term Investments	28,899,901	28,899,901	—	—

Total Investments in Securities	$2,038,572,679	$79,375,397	$1,928,592,043	$30,605,239
TBA Sale Commitments Outstanding	($27,909,847)	—	($27,909,847)	—

Disciplined Diversification Trust

Common Stocks
Australia	$6,223,652	$741,944	$5,473,375	$8,333
Austria	485,891	—		—

433

			485,891
Bahamas	9,252	9,252	—	—
Belgium	845,460	57,183	788,277	—
Bermuda	1,461,585	1,295,798	165,787	—
Brazil	3,256,548	3,256,548	—	—
Canada	8,763,719	8,763,719	—	—
Cayman Islands	385,836	310,281	75,555	—
Chile	563,818	563,818	—	—
China	2,814,038	346,219	2,467,819	—
Colombia	80,127	80,127	—	—
Cyprus	22,024	13,627	8,397	—
Czech Republic	84,857	—	84,857	—
Denmark	824,961	202,084	622,877	—
Egypt	19,357	19,357	—	—
Finland	1,188,795	68,080	1,120,715	—
France	6,375,394	452,680	5,922,714	—
Germany	5,778,140	1,033,128	4,745,012	—
Gibraltar	7,402	—	7,402	—
Greece	367,813	30,133	337,680	—
Guernsey, C.I.	83,665	83,665	—	—
Hong Kong	3,785,261	495,141	3,271,999	18,121
Hungary	212,987	20,319	192,668	—
India	2,457,113	357,263	2,099,850	—
Indonesia	767,316	40,902	726,414	—
Ireland	919,444	723,031	196,413	—
Israel	557,129	290,480		—

434

			266,649
Italy	2,091,503	283,327	1,808,176	—
Japan	15,062,378	1,095,775	13,930,332	36,271
Jersey, C.I.	90,582	84,617	5,965	—
Korea	41,078	—	41,078	—
Luxembourg	324,298	106,106	218,192	—
Malaysia	996,796	—	996,796	—
Marshall Islands	6,462	6,462	—	—
Mexico	1,318,929	1,318,929	—	—
Netherlands	3,547,580	1,679,317	1,868,263	—
New Zealand	200,141	—	200,141	—
Norway	768,834	132,672	636,162	—
Papua New Guinea	48,584	—	48,584	—
Peru	145,080	118,236	26,844	—
Philippines	197,462	10,700	186,762	—
Poland	435,020	—	435,020	—
Portugal	237,076	—	237,076	—
Puerto Rico	51,579	51,579	—	—
Russia	1,128,217	313,441	812,208	2,568
Singapore	1,372,825	—	1,372,825	—
South Africa	1,956,280	383,275	1,573,005	—
South Korea	3,995,478	476,430	3,509,330	9,718
Spain	2,350,529	782,450	1,568,079	—
Sweden	2,566,342	32,150	2,534,192	—
Switzerland	5,330,541	1,118,864		—

435

			4,211,677

Taiwan	3,174,701	114,397	3,060,304	—
Thailand	508,148	—	508,148	—
Turkey	495,222	25,551	469,671	—
United Arab Emirates	54,458	—	54,458	—
United Kingdom	15,357,925	6,738,863	8,618,927	135
United States	146,401,509	146,401,509	—	—
Virgin Islands	32,384	32,384	—	—
Preferred Securities
Brazil	522,008	522,008	—	—
Chile	20,074	20,074	—	—
Germany	38,669	—	38,669	—
U.S. Government & Agency Obligations	108,041,936	—	108,041,936	—
Corporate Bonds
India	305	—	—	305
Convertible Bonds	134	—	134
Warrants	733	733	—	—
Rights	10,449	6,913	3,536	—
Securities Lending Collateral	18,650,508	18,650,508	—	—
Short-Term Investments	1,166,994	1,166,994	—	—

Total Investments in Securities	$387,081,335	$200,929,043	$186,076,841	$75,451

Emerging Markets Value Trust

Common Stocks
Bermuda	$918,842	—	$918,842	—
Brazil	117,735,414	$117,735,414	—	—
Cayman Islands	204,690		204,690	—
Chile	23,453,344	23,453,344	—	—
China	100,267,049	12,221,900		$51,650

436

			87,993,499
Czech Republic	2,733,648	—	2,733,648	—
Hong Kong	56,248,335	2,488,539	53,759,796	—
Hungary	627,321	—	627,321	—
India	103,048,741	25,071,561	77,959,151	18,029
Indonesia	24,362,147	—	24,244,319	117,828
Israel	251,419	—	7	251,412
Luxembourg	50,328	—	50,328	—
Malaysia	46,540,126	—	46,540,126	—
Mexico	71,231,458	71,231,458	—	—
Philippines	6,940,264	—	6,940,264	—
Poland	21,830,828	—	21,830,828	—
Russia	60,351,823	3,553,066	56,798,757	—
South Africa	94,928,409	23,281,568	71,646,841	—
South Korea	158,826,451	45,859,947	112,965,381	1,123
Taiwan	143,168,614	7,941,159	133,988,805	1,238,650
Thailand	22,773,440	—	22,773,440	—
Turkey	29,225,207	—	29,225,207	—
Preferred Securities
Brazil	29,720,882	29,720,882	—	—
India	36,028	—	36,028	—
Malaysia	140,552	—	140,552	—
Rights	46,961	—	46,961	—
Warrants	1,659	—	1,659	—
Securities Lending Collateral	70,114,170	70,114,170	—	—

437

Short-Term Investments	2,295,513	2,295,513	—	—

Total Investments in Securities	$1,188,073,663	$434,968,521	$751,426,450	$1,678,692

Equity-Income Trust

Common Stocks
Consumer Discretionary	$287,510,807	$281,136,088	$6,374,719	—
Consumer Staples	139,878,496	139,878,496	—	—
Energy	282,037,077	282,037,077	—	—
Financials	395,600,365	395,600,365	—	—
Health Care	101,896,602	101,896,602	—	—
Industrials	251,406,887	251,406,887	—	—
Information Technology	136,054,895	136,054,895	—	—
Materials	122,417,772	122,417,772	—	—
Telecommunication Services	78,015,195	69,500,809	8,514,386	—
Utilities	153,961,403	153,961,403	—	—
Preferred Securities
Consumer Discretionary	12,601,890	12,601,890	—	—
Securities Lending Collateral	117,974,523	117,974,523	—	—
Short-Term Investments	79,839,561	79,839,561	—	—

Total Investments in Securities	$2,159,195,473	$2,144,306,368	$14,889,105	—

Financial Services Trust

Common Stocks
Consumer Discretionary	$1,858,395	$1,858,395	—	—
Energy	11,679,815	11,679,815	—	—
Financials	152,204,322	112,900,193	$25,580,940	$13,723,189
Industrials	8,075,657	8,075,657	—	—
Information Technology	4,918,999	4,918,999	—	—
Securities Lending Collateral	7,160,896	7,160,896	—	—
Short-Term Investments	2,167,998	—	2,167,998	—

Total Investments in Securities	$188,066,082	$146,593,955	$27,748,938	$13,723,189

438

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$93,830,398	$90,325,913	$3,504,485	—
Consumer Staples	274,264,433	247,705,396	26,559,037	—
Energy	298,982,925	286,978,341	12,004,584	—
Financials	495,312,510	437,116,955	58,195,555	—
Health Care	218,467,234	203,697,428	14,769,806	—
Industrials	105,169,372	61,935,983	43,233,389	—
Information Technology	89,228,810	89,228,810	—	—
Materials	144,264,438	119,504,270	24,760,168	—
Telecommunication Services	6,220,186	6,220,186	—	—
Convertible Bonds
Materials	4,562,016	—	4,562,016	—
Telecommunication Services	2,094,000	—	2,094,000	—
Securities Lending Collateral	87,249,263	87,249,263	—	—
Short-Term Investments	58,314,751	—	58,314,751	—

Total Investments in Securities	$1,877,960,336	$1,629,962,545	$247,997,791	—

Global Trust

Common Stocks
Austria	$4,284,691	—	$4,284,691	—
Bermuda	4,158,717	$4,158,717	—	—
Brazil	6,570,814	6,570,814	—	—
Cayman Islands	3,333,744	3,333,744	—	—
China	3,235,440	3,235,440	—	—
France	50,008,227	—	50,008,227	—
Germany	37,861,327	—	37,861,327	—
Hong Kong	11,925,519	—	11,925,519	—

439

India	4,144,859	4,144,859	—	—
Ireland	29,505,095	23,047,780	6,457,315	—
Italy	15,899,630	—	15,899,630	—
Japan	23,887,301	—	23,887,301	—
Netherlands	34,750,764	—	34,750,764	—
Norway	4,842,334	—	4,842,334	—
Russia	5,205,583	2,868,558	2,337,025	—
Singapore	19,520,345	4,649,029	14,871,316	—
South Korea	26,211,961	7,351,170	18,860,791	—
Spain	8,988,199	—	8,988,199	—
Sweden	8,543,184	—	8,543,184	—
Switzerland	46,676,071	11,764,674	34,911,397	—
Taiwan	7,862,784	—	7,862,784	—
Turkey	3,013,966	3,013,966	—	—
United Kingdom	88,939,632	—	88,939,632	—
United States	240,547,042	240,547,042	—	—
Securities Lending Collateral	31,586,678	31,586,678	—	—
Short-Term Investments	4,200,000	—	4,200,000	—

Total Investments in Securities	$725,703,907	$346,272,471	$379,431,436	—

Global Bond Trust

U.S. Government & Agency Obligations	$116,163,725	—	$116,163,725	—
Foreign Government Obligations	187,587,515	—	187,587,515	—
Corporate Bonds	505,484,436	—	504,192,101	$1,292,335
Municipal Bonds	30,549,155	—	30,549,155	—
Capital Preferred Securities	3,011,590	—	—	—

440

			3,011,590

Collateralized Mortgage Obligations	147,247,753	—	147,247,753	—
Asset Backed Securities	30,562,265	—	17,470,814	13,091,451
Term Loans	4,862,312	—	4,862,312	—
Preferred Securities	2,016,376	$210,504	—	1,805,872
Short-Term Investments	23,793,936	—	23,793,936	—

Total Investments in Securities	$1,051,279,063	$210,504	$1,034,878,901	$16,189,658
Other Financial Instruments:
Futures	($4,439,557)	($4,439,557)	—	—
Forward Foreign Currency Contracts	($5,040,286)	—	($5,040,286)	—
Written Options	($3,140,086)	($518,931)	($2,590,838)	($30,317)
Interest Rate Swaps	$1,697,580	—	$1,697,580	—
Credit Default Swaps	$701,518	—	$701,518	—

Health Sciences Trust

Common Stocks
Consumer Discretionary	$301,455	$301,455	—	—
Consumer Staples	1,193,125	1,193,125	—	—
Health Care	150,634,132	139,919,339	$10,714,793	—
Information Technology	2,626,850	2,626,850	—	—
Materials	1,279,002	1,279,002	—	—
Warrants	74,981	—	74,981	—
Short-Term Investments	1,705,219	1,705,219	—	—

Total Investments in Securities	$157,814,764	$147,024,990	$10,789,774	—
Other Financial Instruments:
Written Options	($2,526,285)	($2,526,285)	—	—

Heritage Trust

Common Stocks
Consumer Discretionary	$28,713,849	$28,713,849	—	—
Consumer Staples	8,098,022	8,098,022	—	—

441

Energy	11,763,617	11,763,617	—	—
Financials	8,872,531	8,872,531	—	—
Health Care	20,161,945	20,161,945	—	—
Industrials	27,416,358	27,416,358	—	—
Information Technology	30,118,416	29,238,548	$879,868	—
Materials	6,312,264	6,312,264	—	—
Telecommunication Services	3,762,199	3,762,199	—	—
Utilities	947,200	947,200	—	—
Securities Lending Collateral	19,848,010	19,848,010	—	—

Total Investments in Securities	$166,014,411	$165,134,543	$879,868	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,209)	—	($1,209)	—

High Income Trust

Corporate Bonds	$28,979,095	—	$26,513,825	$2,465,270
Convertible Bonds	8,273,750	—	8,273,750	—
Common Stocks	4,649,580	$2,423,399	—	2,226,181
Preferred Securities	4,875,916	3,933,728	942,188	—
Short-Term Investments	18,859,000	—	18,859,000	—

Total Investments in Securities	$65,637,341	$6,357,127	$54,588,763	$4,691,451
Other Financial Instruments:
Forward Foreign Currency Contracts	($25,672)	—	($25,672)	—

High Yield Trust

Foreign Government Obligations	8,975,919	—	8,879,904	96,015
Corporate Bonds	200,290,294	—	200,290,294	—
Capital Preferred Securities	3,636,878	—	3,636,878	—
Convertible Bonds	4,520,561	—	4,520,561	—
Term Loans	5,933,339	—	5,923,442	9,897
Common Stocks	7,888,091	6,188,153		1,507,514

442

			192,424
Preferred Securities	12,238,183	9,777,612	2,355,071	105,500
Warrants	543,855	71,525	119,070	353,260
Short-Term Investments	6,799,949	—	6,799,949	—

Total Investments in Securities	$250,827,069	$16,037,290	$232,717,593	$2,072,186
Other Financial Instruments:
Futures	$46,733	$46,733	—	—
Forward Foreign Currency Contracts	($138,654)	—	($138,654)	—

Income Trust

Corporate Bonds	$197,066,418	—	$197,066,418	—
Capital Preferred Securities	6,195,000	—	6,195,000	—
Convertible Bonds	5,065,820	—	5,065,820	—
Municipal Bonds	1,504,664	—	1,504,664	—
Collateralized Mortgage Obligations	1,861,031	—	1,861,031	—
Term Loans	19,831,021	—	19,831,021	—
Common Stocks	195,733,751	$176,299,109	19,434,642	—
Preferred Securities	31,456,262	19,588,288	11,867,974	—
Warrants	267,571	267,571	—	—
Securities Lending Collateral	17,446,606	17,446,606	—	—
Short-Term Investments	5,991,000	—	5,991,000	—

Total Investments in Securities	$482,419,144	$213,601,574	$268,817,570	—

International Core Trust

Common Stocks
Australia	$38,215,180	—	$38,215,180	—
Austria	5,158,865	—	5,158,865	—
Belgium	7,332,709	—	7,332,709	—

443

Bermuda	369,138	—	369,138	—
Canada	20,532,256	$20,532,256	—	—
Denmark	14,337,134	—	14,337,134	—
Finland	10,946,320	—	10,946,320	—
France	94,676,683	—	94,676,683	—
Germany	57,944,708	—	57,944,708	—
Greece	4,393,487	—	4,393,487	—
Hong Kong	14,244,010	—	14,244,010	—
Ireland	8,018,605	—	8,018,605	—
Israel	3,100,027	—	3,100,027	—
Italy	50,636,130	—	50,636,130	—
Japan	194,553,428	—	192,499,395	$2,054,033
Netherlands	15,413,648	—	15,413,648	—
New Zealand	3,156,526	—	3,156,526	—
Norway	99,277	—	99,277	—
Portugal	191,169	—	191,169	—
Singapore	21,070,813	—	21,070,813	—
Spain	18,524,670	—	18,524,670	—
Sweden	29,730,021	—	29,730,021	—
Switzerland	46,231,101	—	46,231,101	—
United Kingdom	168,795,948	—	168,795,948	—
Preferred Securities
Germany	8,328,648	—	8,328,648	—
Rights	282,575	282,575	—	—

444

Securities Lending Collateral	75,706,279	75,706,279	—	—
Short-Term Investments	27,333,394	27,333,394	—	—

Total Investments in Securities	$939,322,749	$123,854,504	$813,414,212	$2,054,033
Other Financial Instruments:
Futures	$86,392	$86,392	—	—
Forward Foreign Currency Contracts	($1,628,202)	—	($1,628,202)	—

International Equity Index Trust A

Common Stocks
Australia	$20,499,328	—	$20,499,328	—
Austria	773,729	—	773,729	—
Belgium	2,288,133	—	2,288,133	—
Bermuda	266,962	—	266,962	—
Brazil	5,606,434	5,606,434	—	—
Canada	28,884,348	28,884,348	—	—
Cayman Islands	305,912	—	305,912	—
Chile	1,086,460	1,086,460	—	—
China	10,023,277	—	10,023,277	—
Colombia	633,153	633,153	—	—
Czech Republic	293,898	—	293,898	—
Denmark	2,639,226	—	2,639,226	—
Egypt	235,694	—	235,694	—
Finland	2,690,445	—	2,690,445	—
France	22,389,050	—	22,389,050	—
Germany	18,354,266	—	18,354,266	—
Greece	644,090	—	644,090	—
Hong Kong	10,430,844	120,041	10,310,803	—
Hungary	322,598	—		—

445

			322,598
India	5,452,664	4,962,947	489,717	—
Indonesia	2,028,018	—	2,028,018	—
Ireland	1,181,249	33,443	1,147,806	—
Israel	1,735,951	—	1,735,951	—
Italy	6,489,023	—	6,489,023	—
Japan	44,783,084	—	44,620,145	$162,939
Luxembourg	1,228,813	—	1,228,813	—
Malaysia	2,368,040	—	2,368,040	—
Mexico	3,598,106	3,598,106	—	—
Netherlands	6,625,797	—	6,625,797	—
New Zealand	306,778	—	306,778	—
Norway	2,029,121	—	2,029,121	—
Peru	516,424	516,424	—	—
Philippines	464,331	—	464,331	—
Poland	1,255,663	—	1,255,663	—
Portugal	662,129	—	662,129	—
Russia	6,442,422	5,032,605	1,409,817	—
Singapore	3,953,958	—	3,849,711	104,247
South Africa	6,429,292	—	6,429,292	—
South Korea	12,160,407	54,154	12,106,253	—
Spain	8,344,280	—	8,344,280	—
Sweden	6,408,709	—	6,408,709	—
Switzerland	18,937,734	—	18,937,734	—

446

Taiwan	7,204,106	—	7,009,273	194,833
Thailand	1,489,805	—	1,489,805	—
Turkey	1,298,570	—	1,298,570	—
Ukraine	20,523	—	20,523	—
United Kingdom	48,962,746	36,894	48,874,068	51,784
Preferred Securities
Brazil	7,107,432	7,107,432	—	—
Germany	978,152	—	978,152	—
South Korea	341,569	—	341,569	—
Rights	15,799	15,134	665	—
Warrants	3,446	3,446	—	—
Securities Lending Collateral	9,355,771	9,355,771	—	—
Short-Term Investments	4,346,135	4,346,135		—

Total Investments in Securities	$352,893,894	$71,392,927	$280,987,164	$513,803
Other Financial Instruments:
Futures	$194,126	$194,126	—	—
Forward Foreign Currency Contracts	$494,815	—	$494,815	—

International Equity Index Trust B

Common Stocks
Australia	$20,881,638	—	$20,881,638	—
Austria	890,258	—	890,258	—
Belgium	2,379,544	—	2,379,544	—
Bermuda	225,871	—	225,871	—
Brazil	6,012,711	$6,012,711	—	—
Canada	29,525,621	29,525,621	—	—
Cayman Islands	283,965	—	283,965	—
Chile	1,258,820	904,883	353,937	—

447

China	9,995,849	—	9,995,849	—
Colombia	756,286	756,286	—	—
Czech Republic	323,095	—	323,095	—
Denmark	2,762,063	—	2,762,063	—
Egypt	297,786	—	297,786	—
Finland	2,711,836	—	2,711,836	—
France	23,347,284	—	23,347,284	—
Germany	19,607,761	—	19,607,761	—
Greece	671,435	—	671,435	—
Hong Kong	10,256,170	106,993	10,149,177	—
Hungary	379,049	—	379,049	—
India	6,471,256	6,167,184	304,072	—
Indonesia	1,935,983	6,616	1,929,367	—
Ireland	1,246,450	48,261	1,198,189	—
Israel	1,890,872	—	1,890,872	—
Italy	6,927,083	—	6,927,083	—
Japan	47,214,757	—	47,051,259	$163,498
Luxembourg	1,337,166	—	1,337,166	—
Malaysia	2,441,397	—	2,441,397	—
Mauritius	52,309	—	52,309	—
Mexico	3,871,461	3,871,461	—	—
Netherlands	6,794,082	—	6,794,082	—
New Zealand	305,788	—	305,788	—
Norway	2,037,869	—	2,037,869	—

448

Peru	703,042	703,042	—	—
Philippines	500,929	—	500,929	—
Poland	1,428,394	—	1,428,394	—
Portugal	677,435	—	677,435	—
Russia	6,398,592	5,727,808	670,784	—
Singapore	4,148,673	—	4,039,674	108,999
South Africa	6,651,662	—	6,651,662	—
South Korea	12,505,757	307,315	12,198,442	—
Spain	8,794,514	—	8,794,514	—
Sweden	7,342,969	—	7,342,969	—
Switzerland	19,361,000	—	19,361,000	—
Taiwan	7,928,139	—	7,654,300	273,839
Thailand	1,586,000	—	1,586,000	—
Turkey	1,327,428	—	1,327,428	—
Ukraine	20,448	—	20,448	—
United Kingdom	51,431,546	178,321	51,253,225	—
United States	10,631	10,631	—	—
Preferred Securities
Brazil	7,393,781	7,393,781	—	—
Germany	1,092,843	—	1,092,843	—
Malaysia	661	—	661	—
South Korea	315,259	—	315,259	—
Rights	17,187	16,522	665	—
Warrants	4,940	4,940	—	—
Securities Lending Collateral	15,258,898	15,258,898	—	—

449

Short-Term Investments	4,468,114	4,468,114	—	—

Total Investments in Securities	$374,462,357	$81,469,388	$292,446,633	$546,336
Other Financial Instruments:
Futures	$98,161	$98,161	—	—
Forward Foreign Currency Contracts	$383,512	—	$383,512	—

International Growth Stock Trust

Common Stocks
Australia	$9,992,436	—	$9,992,436	—
Belgium	2,527,125	—	2,527,125	—
Brazil	4,219,971	$4,219,971	—	—
Canada	10,234,819	10,234,819	—	—
China	2,492,695	—	2,492,695	—
Denmark	2,787,219	—	2,787,219	—
France	11,122,851	—	11,122,851	—
Germany	9,773,590	—	9,773,590	—
Hong Kong	2,857,243	—	2,857,243	—
India	2,929,278	2,229,081	700,197	—
Ireland	3,659,436	—	3,659,436	—
Israel	2,842,281	2,842,281	—	—
Japan	14,962,430	—	14,962,430	—
Mexico	5,933,278	5,933,278	—	—
Netherlands	5,405,291	685,427	4,719,864	—
Philippines	886,194	—	886,194	—
Russia	2,153,848	—	2,153,848	—
Singapore	4,809,271	—	4,809,271	—
South Korea	4,476,207	—	4,476,207	—

450

Sweden	5,185,025	—	5,185,025	—
Switzerland	11,443,515	—	11,443,515	—
Taiwan	3,344,435	—	3,344,435	—
Turkey	1,146,212	—	1,146,212	—
United Kingdom	29,857,711	—	29,857,711	—
Short-Term Investments	6,786,756	6,786,756	—	—

Total Investments in Securities	$161,829,117	$32,931,613	$128,897,504	—

International Index Trust

Australia	$186,600,237	—	$186,600,237	—
Austria	7,232,892	—	7,232,892	—
Belgium	19,802,516	—	19,802,516	—
Bermuda	1,868,010	—	1,868,010	—
Cayman Islands	1,812,226	—	1,812,226	—
China	240,371	—	240,371	—
Denmark	22,824,311	—	22,824,311	—
Finland	23,107,585	—	23,107,585	—
France	209,152,006	—	209,152,006	—
Germany	172,593,531	—	172,593,531	—
Greece	5,851,951	—	5,851,951	—
Hong Kong	58,032,494	—	58,032,494	—
Ireland	10,572,999	$334,212	10,238,787	—
Israel	15,957,289	—	15,957,289	—
Italy	59,643,424	—	59,643,424	—
Japan	428,252,270	—		$1,378,288

451

			426,873,982
Luxembourg	10,772,246	—	10,772,246	—
Mauritius	461,923	—	461,923	—
Netherlands	57,040,605	—	57,040,605	—
New Zealand	2,189,716	—	2,189,716	—
Norway	16,705,353	—	16,705,353	—
Philippines	631,211	—	631,211	—
Portugal	5,564,869	—	5,564,869	—
Singapore	34,131,968	—	34,131,968	—
Spain	76,517,184	—	76,517,184	—
Sweden	67,403,919	—	67,403,919	—
Switzerland	166,396,475	—	166,396,475	—
United Kingdom	449,314,106	—	449,314,106	—
United States	1,277,929	1,277,929	—	—
Germany	9,708,055	—	9,708,055	—
Rights	250,769	141,522	109,247	—
Warrants	2,436	2,436	—	—
Investment Companies	54,580,348	54,580,348	—	—
Securities Lending Collateral	153,868,506	153,868,506	—	—

Short-Term Investments	13,300,000	—	13,300,000	—

Total Investments in Securities	$2,343,661,730	$210,204,953	$2,132,078,489	$1,378,288
Other Financial Instruments:
Futures	$356,095	$356,095	—	—

International Opportunities Trust

Common Stocks
Argentina	$6,660,926	$6,660,926	—	—

452

Belgium	4,878,562	—	$4,878,562	—
Brazil	39,107,265	39,107,265	—	—
Canada	25,431,140	25,431,140	—	—
China	13,557,073	13,557,073	—	—
Denmark	19,532,712	—	19,532,712	—
France	40,701,921	—	40,701,921	—
Germany	41,882,199	—	41,882,199	—
Hong Kong	28,917,897	—	28,917,897	—
India	11,367,070	11,367,070	—	—
Japan	84,431,445	—	84,431,445	—
Luxembourg	8,242,827	8,242,827	—	—
Netherlands	30,541,390	17,982,108	12,559,282	—
Spain	22,648,278	—	22,648,278	—
Switzerland	27,848,910	—	27,848,910	—
United Kingdom	54,102,718	—	54,102,718	—
United States	12,305,939	12,305,939	—	—
Short-Term Investments	16,379,765	16,379,765	—	—

Total Investments in Securities	$488,538,037	$151,034,113	$337,503,924	—

International Small Company Trust

Common Stocks
Australia	$10,161,785	$194,300	$9,909,543	$57,942
Austria	1,376,489	—	1,376,489	—
Belgium	1,760,287	—	1,760,287	—
Bermuda	769,704	201,908	567,796	—
Canada	16,519,646	16,487,511	32,135	—
Cayman Islands	45,090	—	45,090	—

453

China	114,255	—	114,255	—
Cyprus	113,328	—	113,328	—
Denmark	1,044,565	—	1,044,565	—
Finland	3,474,346	—	3,474,346	—
France	5,190,877	—	5,190,877	—
Germany	6,502,317	—	6,502,317	—
Gibraltar	26,795	—	26,795	—
Greece	1,405,850	—	1,405,850	—
Hong Kong	3,453,832	—	3,361,636	92,196
Ireland	1,203,240	—	1,203,240	—
Israel	1,256,142	183,666	1,072,476	—
Italy	4,081,394	—	4,081,394	—
Japan	27,008,674	—	26,992,805	15,869
Liechtenstein	168,858	—	168,858	—
Luxembourg	122,819	—	122,819	—
Malaysia	6,358	—	6,358	—
Netherlands	2,489,121	—	2,489,121	—
New Zealand	815,105	—	815,105	—
Norway	1,497,876	—	1,497,876	—
Papua New Guinea	21,285	—	21,285	—
Peru	170,966	—	170,966	—
Portugal	538,848	—	538,848	—
Singapore	1,672,953	—	1,672,953	—

454

South Africa	101,831	101,831	—	—
Spain	2,523,192	—	2,523,192	—
Sweden	3,818,339	—	3,818,339	—
Switzerland	7,449,185	—	7,449,185	—
United Arab Emirates	147,643	—	147,643	—
United Kingdom	20,945,554	—	20,942,360	3,194
United States	248,880	248,880	—	—
Convertible Bonds
Australia	30,271	—	30,271	—
Spain	8,139	—	8,139	—
Rights	10,643	245	10,398	—
Warrants	15,450	15,450	—	—
Securities Lending Collateral	4,760,792	4,760,792	—	—
Short-Term Investments	661,872	661,872	—	—

Total Investments in Securities	$133,734,596	$22,856,455	$110,708,940	$169,201

International Value Trust

Common Stocks
Australia	$16,213,930	—	$16,213,930	—
Austria	10,759,379	—	10,759,379	—
Bermuda	6,100,688	$6,100,688	—	—
Canada	13,574,511	13,574,511	—	—
China	9,207,415	—	9,207,415	—
France	121,544,164	—	121,544,164	—
Germany	77,488,259	—	77,488,259	—
Hong Kong	18,640,130	—	18,640,130	—
Ireland	13,052,269	4,457,690	8,594,579	—

455

Italy	22,796,100	—	22,796,100	—
Japan	85,064,224	—	85,064,224	—
Netherlands	70,240,181	—	70,240,181	—
Norway	46,179,129	—	46,179,129	—
Russia	17,958,561	17,884,020	74,541	—
Singapore	35,865,324	14,924,238	20,941,086	—
South Korea	53,082,823	23,291,975	29,790,848	—
Spain	35,395,067	—	35,395,067	—
Sweden	17,218,518	—	17,218,518	—
Switzerland	80,523,656	—	80,523,656	—
Taiwan	56,937,680	—	56,937,680	—
United Kingdom	218,986,405	—	218,986,405	—
United States	14,844,897	14,844,897	—	—
Securities Lending Collateral	55,047,616	55,047,616	—	—
Short-Term Investments	15,900,000	—	15,900,000	—

Total Investments in Securities	$1,112,620,926	$150,125,635	$962,495,291	—

Investment Quality Bond Trust

U.S. Government & Agency Obligations	$112,415,387	—	$112,415,387	—
Foreign Government Obligations	5,717,885	—	5,717,885	—
Corporate Bonds	212,043,388	—	212,043,388	—
Capital Preferred Securities	2,008,033	—	2,008,033	—
Convertible Bonds	136,494	—	136,494	—
Municipal Bonds	17,860,348	—	17,860,348	—
Collateralized Mortgage Obligations	37,185,494	—	37,185,494	—

456

Asset Backed Securities	7,807,216	—	6,706,226	$1,100,990
Short-Term Investments	11,700,000	—	11,700,000	—

Total Investments in Securities	$406,874,245	—	$405,773,255	$1,100,990
Other Financial Instruments:
Futures	$29,242	$29,242	—	—
Forward Foreign Currency Contracts	$34,070	—	$34,070	—
Interest Rate Swaps	$77,965	—	$77,965	—
Credit Default Swaps	$558,318	—	$558,318	—

Large Cap Value Trust

Common Stocks
Consumer Discretionary	$26,969,109	$26,368,687	$600,422	—
Consumer Staples	13,034,445	13,034,445	—	—
Energy	26,844,170	26,844,170	—	—
Financials	37,525,941	37,525,941	—	—
Health Care	9,674,228	9,674,228	—	—
Industrials	23,490,714	23,490,714	—	—
Information Technology	12,563,499	12,563,499	—	—
Materials	11,637,832	11,637,832	—	—
Telecommunication Services	7,509,876	7,509,876	—	—
Utilities	14,310,824	14,310,824	—	—
Preferred Securities	1,185,720	1,185,720	—	—
Short-Term Investments	8,259,947	8,259,947	—	—

Total Investments in Securities	$193,006,305	$192,405,883	$600,422	—

Mid Cap Stock Trust

Common Stocks
Consumer Discretionary	$236,399,076	$216,645,124	$19,753,952	—
Consumer Staples	41,558,507	41,558,507	—	—
Energy	41,306,839	39,153,205	2,153,634	—
Financials	21,148,774	14,862,880	6,285,894	—
Health Care	117,369,623	117,369,623	—	—

457

Industrials	135,011,137	124,545,377	10,465,760	—
Information Technology	276,891,371	272,150,552	4,740,819	—
Materials	22,460,647	17,630,310	4,830,337	—
Securities Lending Collateral	252,713,586	252,713,586	—	—
Short-Term Investments	9,100,000	—	9,100,000	—

Total Investments in Securities	$1,153,959,560	$1,096,629,164	$57,330,396	—

Mid Value Trust

Common Stocks
Consumer Discretionary	$125,074,564	$122,244,220	$2,830,344	—
Consumer Staples	77,500,298	77,500,298	—	—
Energy	82,057,540	82,057,540	—	—
Financials	184,219,420	184,219,420	—	—
Health Care	56,806,769	56,806,769	—	—
Industrials	67,150,093	67,150,093	—	—
Information Technology	56,449,611	56,449,611	—	—
Materials	49,841,577	49,841,577	—	—
Telecommunication Services	11,587,108	11,587,108	—	—
Utilities	69,105,081	69,105,081	—	—
Preferred Securities
Financials	1,165,905	—	1,165,905	—
Utilities	798,600	798,600	—	—
Convertible Bonds
Financials	1,603,773	—	1,603,773	—
Industrials	3,889,165	—	3,889,165	—
Materials	2,944,688	—	2,944,688	—
Telecommunication Services	5,131,620	—	5,131,620	—
Securities Lending Collateral	193,751,709	193,751,709	—	—
Short-Term Investments	45,043,425	45,043,425	—	—

458

Total Investments in Securities	$1,034,120,946	$1,016,555,451	$17,565,495	—

Mutual Shares Trust

Common Stocks
Australia	$11,067	—	—	$11,067
Canada	3,725,993	$3,725,993	—	—
Denmark	8,482,945	—	$8,482,945	—
France	24,184,240	—	24,184,240	—
Germany	29,929,692	—	29,929,692	—
Hong Kong	886,506	—	886,506	—
Italy	1,760,634	—	1,760,634	—
Japan	7,180,877	—	7,180,877	—
Netherlands	16,779,245	—	16,779,245	—
Norway	6,156,089	—	6,156,089	—
Spain	8,551,095	—	8,551,095	—
Switzerland	37,511,924	18,462,817	19,049,107	—
United Kingdom	56,623,644	—	54,107,525	2,516,119
United States	400,071,369	398,020,207	1,170,640	880,522
Corporate Bonds
United States	2,803,029	—	2,115,984	687,045
Term Loans	13,991,557	—	13,991,557	—
Securities Lending Collateral	47,529,319	47,529,319	—	—
Short-Term Investments	48,105,336	—	48,105,336	—

Total Investments in Securities	$714,284,561	$467,738,336	$242,451,472	$4,094,753
Other Financial Instruments:
Forward Foreign Currency Contracts	($4,307,100)	—	($4,307,100)	—

459

Natural Resources Trust

Common Stocks
Energy	$196,649,533	$153,922,114	$42,727,419	—
Industrials	3,245,563	—	3,245,563	—
Materials	108,230,035	40,255,711	67,974,324	—
Warrants	3,776,986	—	3,776,986	—
Securities Lending Collateral	29,687,449	29,687,449	—	—
Short-Term Investments	7,100,000	—	7,100,000	—

Total Investments in Securities	$348,689,566	$223,865,274	$124,824,292	—

New Income Trust

U.S. Government & Agency Obligations	$1,571,695,670	—	$1,571,695,670	—
Foreign Government Obligations	126,505,245	—	126,505,245	—
Corporate Bonds	820,791,706	—	820,791,706	—
Municipal Bonds	37,513,188	—	37,513,188	—
Term Loans	85,057,550	—	85,057,550	—
Collateralized Mortgage Obligations	159,925,993	—	159,925,993	—
Asset Backed Securities	95,380,304	—	91,604,584	$3,775,720
Capital Preferred Securities	16,158,882	—	16,158,882	—
Securities Lending Collateral	47,784,925	$47,784,925	—	—
Short-Term Investments	52,027,737	49,289,914	2,737,823	—

Total Investments in Securities	$3,012,841,200	$97,074,839	$2,911,990,641	$3,775,720
Other Financial Instruments:
Futures	$1,001,394	$1,001,394	—	—
Forward Foreign Currency Contracts	$29,192	—	$29,192	—

Optimized All Cap Trust

Common Stocks

460

Consumer Discretionary	$301,860,170	$301,860,170	—	—
Consumer Staples	119,586,515	105,820,559	$13,765,956	—
Energy	164,457,144	164,457,144	—	—
Financials	289,897,310	289,897,310	—	—
Health Care	173,071,370	173,071,370	—	—
Industrials	106,331,411	106,331,411	—	—
Information Technology	216,750,183	216,750,183	—	—
Materials	24,882,375	24,882,375	—	—
Short-Term Investments	36,247,960	—	36,247,960	—

Total Investments in Securities	$1,433,084,438	$1,383,070,522	$50,013,916	—

Real Return Bond Trust

U.S. Government & Agency Obligations	$106,678,129	—	$106,678,129	—
Foreign Government Obligations	11,292,978	—	11,292,978	—
Corporate Bonds	45,588,216	—	45,389,395	$198,821
Collateralized Mortgage Obligations	11,358,810	—	10,859,901	498,909
Asset Backed Securities	4,489,500	—	3,058,174	1,431,326
Preferred Securities	621,120	$621,120	—	—
Options Purchased	13,791	—	13,791	—
Short-Term Investments	8,892,554	—	8,892,554	—

Total Investments in Securities	$188,935,098	$621,120	$186,184,922	$2,129,056
Other Financial Instruments:
Futures	($14,663)	($14,663)	—	—
Forward Foreign Currency Contracts	($55,818)	—	($55,818)	—
Written Options	($391,998)	($10,950)	($358,821)	($22,227)
Interest Rate Swaps	$47,934	—	$47,934	—
Credit Default Swaps	$233,667	—	$233,667	—

Science & Technology Trust

Common Stocks

461

Consumer Discretionary	$29,091,737	$29,091,737	—	—
Health Care	12,686,415	12,686,415	—	—
Industrials	4,686,599	4,503,326	$183,273	—
Information Technology	407,536,910	375,223,755	31,475,255	$837,900
Materials	3,311,839	2,535,872	775,967	—
Telecommunication Services	1,182,052	127,736	1,054,316	—
Preferred Securities
Information Technology	2,043,835	—	—	2,043,835
Investment Companies	80,502	80,502	—	—
Securities Lending Collateral	41,463,096	41,463,096	—	—
Short-Term Investments	12,067,020	2,542,020	9,525,000	—

Total Investments in Securities	$514,150,005	$468,254,459	$43,013,811	$2,881,735

Short Term Government Income Trust

U.S. Government & Agency Obligations	$568,097,836	—	$568,097,836	—
Collateralized Mortgage Obligations	20,071,456	—	20,071,456	—
Preferred Securities	116,153	$116,153	—	—
Securities Lending Collateral	5,187,436	5,187,436	—	—
Short-Term Investments	17,435,000	—	17,435,000	—

Total Investments in Securities	$610,907,881	$5,303,589	$605,604,292	—

Small Cap Growth Trust

Common Stocks
Consumer Discretionary	$87,884,346	$84,332,012	$3,552,334	—
Consumer Staples	15,635,855	15,635,855	—	—
Energy	27,160,951	27,160,951	—	—
Financials	8,424,057	5,051,330	3,372,727	—
Health Care	68,782,038	68,782,038	—	—
Industrials	93,805,505	93,805,505	—	—
Information Technology	150,726,731	147,275,864	3,450,867	—

462

Materials	8,903,454	8,903,454	—	—
Securities Lending Collateral	84,021,352	84,021,352	—	—
Short-Term Investments	10,500,000	—	10,500,000	—

Total Investments in Securities	$555,844,289	$534,968,361	$20,875,928	—

Small Cap Index Trust

Common Stocks
Consumer Discretionary	$106,293,042	$106,231,818	—	$61,224
Consumer Staples	23,293,231	23,293,231	—	—
Energy	57,191,841	57,178,644	$13,197	—
Financials	160,112,211	160,112,211	—	—
Health Care	100,773,076	100,770,008	—	3,068
Industrials	128,578,747	128,578,747	—	—
Information Technology	157,556,877	157,556,877	—	—
Materials	47,664,442	47,664,442	—	—
Telecommunication Services	6,555,493	6,555,493	—	—
Utilities	24,585,941	24,585,941	—	—
Preferred Securities
Health Care	1,653	1,653	—	—
Corporate Bonds
Financials	10,151	—	10,151	—
Warrants	43	43	—	—
Securities Lending Collateral	172,024,985	172,024,985	—	—
Short-Term Investments	3,868,466	—	3,868,466	—

Total Investments in Securities	$988,510,199	$984,554,093	$3,891,814	$64,292
Other Financial Instruments:
Futures	$221,933	$221,933	—	—

Smaller Company Growth Trust

Common Stocks
Consumer Discretionary	$32,460,688	$32,450,972	—	$9,716
Consumer Staples	3,463,683	3,463,683	—	—

463

Energy	21,739,708	21,739,708	—	—
Financials	12,105,430	12,105,430	—	—
Health Care	39,335,973	39,335,973	—	—
Industrials	63,092,486	63,092,486	—	—
Information Technology	67,490,161	67,490,161	—	—
Materials	7,688,991	7,688,991	—	—
Telecommunication Services	6,437,353	6,437,353	—	—
Utilities	678,122	678,122	—	—
Corporate Bonds	262	—	$262	—
Investment Companies
Financials	465,259	465,259	—	—
Securities Lending Collateral	33,123,061	33,123,061	—	—
Short-Term Investments	4,476,476	465,476	4,011,000	—

Total Investments in Securities	$292,557,653	$288,536,675	$4,011,262	$9,716
Other Financial Instruments:
Futures	$18,277	$18,277	—	—

Strategic Income Opportunities Trust

U.S. Government & Agency Obligations	$507,793	—	$507,793	—
Foreign Government Obligations	100,108,478	—	100,108,478	—
Corporate Bonds	223,236,571	—	208,222,017	$15,014,554
Convertible Bonds	11,637,014	—	11,637,014	—
Municipal Bonds	15,301,318	—	15,301,318	—
Term Loans	21,094,666	—	19,509,666	1,585,000
Capital Preferred Securities	3,172,406	—	2,929,406	243,000
Collateralized Mortgage Obligations	19,427,792	—	16,820,221	2,607,571
Asset Backed Securities	2,685,974	—	2,685,974	—
Common Stocks	15,288,853	$15,099,817	—	189,036
Preferred Securities	15,392,236	14,847,929	—	544,307
Options Purchased	1,473,406	—		—

464

			1,473,406

Short-Term Investments	2,451,770	—	2,451,770	—
Total Investments in Securities	$431,778,277	$29,947,746	$381,647,063	$20,183,468
Other Financial Instruments:
Futures	($224,494)	($224,494)	—	—
Forward Foreign Currency Contracts	$1,352,612	—	$1,352,612	—

Total Return Trust

U.S. Government & Agency Obligations	$968,225,000	—	$968,225,000	—
Foreign Government Obligations	366,233,143	—	366,233,143	—
Corporate Bonds	947,835,738	—	947,158,488	$677,250
Capital Preferred Securities	25,433,040	—	25,433,040	—
Convertible Bonds	18,927,875	—	18,927,875	—
Municipal Bonds	102,793,800	—	102,793,800	—
Term Loans	5,644,620	—	5,644,620	—
Collateralized Mortgage Obligations	190,421,495	—	190,421,495	—
Asset Backed Securities	71,425,144	—	70,062,391	1,362,753
Preferred Securities	7,506,993	—	—	7,506,993
Short-Term Investments	1,261,446,327	—	1,261,446,327	—

Total Investments in Securities	$3,965,893,175	—	$3,956,346,179	$9,546,996
TBA Sale Commitments	($25,705,087)	—	($25,705,087)	—
Other Financial Instruments:
Futures	($543,800)	($543,800)	—	—
Forward Foreign Currency Contracts	$4,899,893	—	$4,899,893	—
Written Options	($13,743,452)	($904,079)	($12,578,601)	($260,772)
Interest Rate Swaps	$6,316,144	—	$6,316,144	—
Credit Default Swaps	$9,933,159	—	$9,933,159	—

Total Stock Market Index Trust

465

Common Stocks
Consumer Discretionary	$48,088,158	$48,085,262	—	$2,896
Consumer Staples	36,778,897	36,778,897	—	—
Energy	52,200,749	52,200,749	—	—
Financials	67,766,511	67,766,511	—	—
Health Care	42,319,206	42,319,002	—	204
Industrials	45,671,382	45,671,382	—	—
Information Technology	73,156,358	73,156,358	—	—
Materials	18,232,644	18,232,644	—	—
Telecommunication Services	10,636,169	10,636,169	—	—
Utilities	12,672,863	12,672,863	—	—
Rights	2,603	2,603	—	—
Warrants	9	9	—	—
Corporate Bonds	1,637	—	$1,637	—
Securities Lending Collateral	46,813,576	46,813,576	—	—
Short-Term Investments	2,995,000	—	2,995,000	—

Total Investments in Securities	$457,335,762	$454,336,025	$2,996,637	$3,100
Other Financial Instruments:
Futures	$50,178	$50,178	—	—

Ultra Short Term Bond Trust

U.S. Government & Agency Obligations	$26,786,848	—	$26,786,848	—
Corporate Bonds	25,221,031	—	25,221,031	—
Asset Backed Securities	14,319,524	—	13,863,580	$455,944
Short-Term Investments	488,868	—	488,868	—

Total Investments in Securities	$66,816,271	—	$66,360,327	$455,944

Utilities Trust

Common Stocks
Consumer Discretionary	$14,552,431	$14,552,431	—	—
Energy	27,668,737	27,668,737	—	—
Financials	1,393,920	—	—	$1,393,920

466

Telecommunication Services	41,614,259	23,588,972	$18,025,287	—
Utilities	91,187,768	66,439,201	24,748,567	—
Preferred Securities
Utilities	7,626,536	7,626,536	—	—
Corporate Bonds
Utilities	444,125	—	444,125	—
Convertible Bonds
Consumer Discretionary	1,199,175	—	1,199,175	—
Securities Lending Collateral	29,847,783	29,847,783	—	—
Short-Term Investments	4,239,000	—	4,239,000	—

Total Investments in Securities	$219,773,734	$169,723,660	$48,656,154	$1,393,920
Other Financial Instruments:
Forward Foreign Currency Contracts	($771,774)	—	($771,774)	—

Value & Restructuring Trust

Common Stocks
Consumer Discretionary	$22,159,734	$22,159,734	—	—
Consumer Staples	20,969,708	20,969,708	—	—
Energy	93,657,058	93,657,058	—	—
Financials	55,251,242	52,903,898	$2,347,344	—
Health Care	21,233,417	21,233,417	—	—
Industrials	66,993,445	66,993,445	—	—
Information Technology	29,991,900	29,991,900	—	—
Materials	59,106,971	51,503,200	7,603,771	—
Telecommunication Services	16,721,070	16,721,070	—	—
Preferred Securities
Energy	1,381,770	1,381,770	—	—
Financials	5,378,910	3,542,490	1,836,420	—
Convertible Bonds
Financials	1,000,650	—	1,000,650	—

467

Warrants	972,020	972,020	—	—
Securities Lending Collateral	45,210,888	45,210,888	—	—

Total Investments in Securities	$440,028,783	$427,240,598	$12,788,185	—
Other Financial Instruments:
Written Options	($147,502)	($147,502)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended March 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Active Bond Trust

		Collateralized
		Mortgage	Asset Backed	Common	Preferred
	Corporate Bonds	Obligations	Securities	Stocks	Securities	Term Loan	Total
Balance as of 12/31/10	$1,682,500	$4,530,768	$5,334,708	$90,785	$1,771,913	-	$13,410,674
Realized gain (loss)	1,345	-	(2,797,169)	-	-	-	(2,795,824)
Changed in unrealized
appreciation (depreciation)	(2,897)	(236,596)	3,286,759	(17,659)	(344,655)	-	2,684,952
Purchases	1,264,405	6,134,655	1,875,000	-	-	$2,550,000	11,824,060
Sales	(59,109)	(14,224)	(1,060,995)	-	-	-	(1,134,328)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	(474,680)	-	-	-	(474,680)
Balance as of 3-31-11	$2,886,244	$10,414,603	$6,163,623	$73,126	$1,427,258	$2,550,000	$23,514,854
Change in unrealized at
period end*	($3,934)	($236,596)	$382,632	($17,659)	($344,655)	-	($220,212)

Balanced Trust

		Information
	Financials	Technology	Total
Balance as of 12/31/10	-	-	-
Realized gain (loss)	-	-	-
Changed in unrealized
appreciation (depreciation)	($14,718)	-	($14,718)

468

Purchases	11,633	$93,325	104,958
Sales	-	-	-
Transfers into Level 3	75,626	-	75,626
Transfers out of Level 3	-	-	-
Balance as of 3-31-11	$72,541	$93,325	$165,866
Change in unrealized at
period end*	($14,718)	-	($14,718)

Blue Chip Growth Trust

	Information
	Technology
Balance as of 12/31/10	-
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	-
Purchases	$6,676,050
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-11	$6,676,050
Change in unrealized at
period end*	-

Core Bond Trust

	U.S. Government	Collateralized
	& Agency	Mortgage	Asset Backed
	Obligations	Obligations	Securities	Total
Balance as of 12/31/10	$9,753,018	$17,284,821	-	$27,037,839
Realized gain (loss)	-	58	-	58
Changed in unrealized
appreciation (depreciation)	57,955	53,224	($20,960)	90,219
Purchases	17,966,025	(1,477,893)	3,310,008	19,798,140
Sales	(5,173,000)	(24,422)	-	(5,197,422)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(11,123,595)	-	(11,123,595)

				469

Balance as of 3-31-11	$22,603,998	$4,712,193	$3,289,048	$30,605,239
Change in unrealized at
period end*	$17,038	$34,510	($20,968)	$30,580

Disciplined Diversification Trust
							United
	Australia	Hong Kong	India	Japan	Russia	South Korea	Kingdom	Total
Balance as of 12/31/10	$529	$6,978	$390	-	-	-	$131	$8,028
Realized gain (loss)	-	-	-	-	-	-	-	-
Changed in unrealized
appreciation (depreciation)	($3,556)	813	1	($7,845)	$251	$1,740	4	(8,592)
Purchases	-	10,330	-	-	-	-	-	10,330
Sales	-	-	-	-	-	-	-	-
Transfers into Level 3	11,360	-	-	44,116	2,317	7,978	-	65,771
Transfers out of Level 3	-	-	(86)		-	-	-	(86)
Balance as of 3-31-11	$8,333	$18,121	$305	$36,271	$2,568	$9,718	$135	$75,451
Change in unrealized at
period end*	($3,556)	$813	($24)	($7,845)	$4	$1,740	$4	($8,864)

Emerging Markets Value Trust

	China	India	Indonesia	Israel	Malaysia	South Korea	Taiwan	Total
Balance as of 12/31/10	$51,688	$72,733	$113,871	$246,576	$116,175	$133,451	$4,446	$738,940
Realized gain (loss)	-	-	-	-	32,075	-	-	32,075
Changed in unrealized
appreciation (depreciation)	(38)	49	3,957	4,836	(24,332)	(823)	(218,436)	(234,787)
Purchases	-	-	-	-	-	-	-	-
Sales	-	-	-	-	(123,918)	-	-	(123,918)
Transfers into Level 3	-	-	-	-	-	1,946	1,452,640	1,454,586
Transfers out of Level 3	-	(54,753)	-	-	-	(133,451)	-	(188,204)
Balance as of 3-31-11	$51,650	$18,029	$117,828	$251,412	-	$1,123	$1,238,650	$1,678,692
Change in unrealized at
period end*	($38)	$49	$3,957	$4,836	-	($823)	($218,397)	($210,416)

Financial Services Trust

	Financials

				470

Balance as of 12/31/10	$11,733,964
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	1,989,225
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-11	$13,723,189
Change in unrealized at
period end*	$1,989,225

Global Bond Trust

		Asset Backed	Preferred
	Corporate Bonds	Securities	Securities	Total	Written Options
Balance as of 12/31/10	$1,596,825	$7,116,476	$1,786,828	$10,500,129	-
Realized gain (loss)	(203,881)	3,516	-	(200,365)	-
Changed in unrealized
appreciation (depreciation)	153,811	368,728	19,136	541,675	$14,193
Purchases	1,300,000	5,832,634	-	7,132,634	-
Sales	(1,554,420)	(229,903)	-	(1,784,323)	-
Transfers into Level 3	-	-	-	-	(44,510)
Transfers out of Level 3	-	-	-	-	-
Balance as of 3-31-11	$1,292,335	$13,091,451	$1,805,964	$16,189,750	($30,317)
Change in unrealized at
period end*	($7,665)	$354,620	$19,136	$366,091	$14,193

High Income Trust

		Common	Preferred
	Corporate Bonds	Stocks	Securities	Warrants	Total
Balance as of 12/31/10	$3,896,075	$3,896,012	$193	-	$7,792,087
Realized gain (loss)	48,606	-	-	$5	48,611
Changed in unrealized
appreciation (depreciation)	348,178	(1,669,831)	(193)	-	(1,321,653)
Purchases	26,328	-	-	-	26,328

				471

Sales	(1,853,917)	-	-	(5)	(1,853,922)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Balance as of 3-31-11	$2,465,270	$2,226,181	-	-	$4,691,451
Change in unrealized at
period end*	$84,517	($1,669,831)	($193)	-	($1,585,507)

High Yield Trust

		Foreign
		Government	Corporate	Preferred
	Common Stocks	Obligations	Bonds	Securities	Term Loans	Warrants	Total
Balance as of 12/31/10	-	$89,960	$154,700	$101,280	$9,897	$256,114	$611,951
Realized gain (loss)	-	-	587,541	-	21	-	587,562
Changed in unrealized
appreciation (depreciation)	$265,228	6,055	-	4,220	(21)	97,146	107,400
Purchases	1,242,286	-	-	-	3,491,333	-	3,491,333
Sales	-	-	(587,541)	-	(3,491,333)	-	(4,078,874)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	(154,700)	-	-	-	(154,700)
Balance as of 3-31-11	$1,507,514	$96,015	-	$105,500	$9,897	$353,260	$564,672
Change in unrealized at
period end*	$265,228	$6,055	-	$4,220	($835)	$97,146	$106,586

International Core Trust

	Japan
Balance as of 12/31/10	-
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	($443,334)
Purchases	-
Sales	-
Transfers into Level 3	2,497,367
Transfers out of Level 3	-
Balance as of 3-31-11	$2,054,033

				472

Change in unrealized at
period end*	($443,334)

International Equity Index Trust A

				United
	Japan	Singapore	Taiwan	Kingdom	Total
Balance as of 12/31/10	-	-	-	-	-
Realized gain (loss)			$1	($689)	($688)
Changed in unrealized
appreciation (depreciation)	($35,240)	$180	(6,461)	5,881	(35,640)
Purchases		104,067			104,067
Sales			(1)	(3)	(4)
Transfers into Level 3	198,179		201,294	46,595	446,068
Transfers out of Level 3					-
Balance as of 3-31-11	$162,939	$104,247	$194,833	51,784	$513,803
Change in unrealized at
period end*	($35,240)	$180	($6,462)	5,189	($36,333)

International Equity Index Trust B

				United
	Japan	Singapore	Taiwan	Kingdom	Total
Balance as of 12/31/10	-	-	-	-	-
Realized gain (loss)	-	-	-	($1,004)	($1,004)
Changed in unrealized
appreciation (depreciation)	($35,362)	$188	($7,215)	1,008	(41,381)
Purchases	-	108,811	-	-	108,811
Sales	-	-	-	(4)	(4)
Transfers into Level 3	198,860	-	281,054	-	479,914
Transfers out of Level 3	-	-	-	-	-
Balance as of 3-31-11	$163,498	$108,999	$273,839	-	$546,336
Change in unrealized at
period end*	($35,362)	$188	($7,215)	-	($42,389)

				473

International Index Trust

	Japan
Balance as of 12/31/10	-
Realized gain (loss)	$7,568
Changed in unrealized
appreciation (depreciation)	(305,694)
Purchases	-
Sales	(31,487)
Transfers into Level 3	1,707,901
Transfers out of Level 3	-
Balance as of 3-31-11	$1,378,288
Change in unrealized at
period end*	($305,694)

International Small Company Trust

						United
	Australia	Denmark	Hong Kong	Japan	New Zealand	Kingdom	Total
Balance as of 12/31/10	$3,097	-	$72,738	-	-	$2,129	$77,964
Realized gain (loss)	-	-	-	-	-	-	-
Changed in unrealized
appreciation (depreciation)	(14,279)	($15,372)	6,995	($730)	($685)	(165)	(24,236)
Purchases	-	-	-	-	-	-	-
Sales	-	-	-	-	-	-	-
Transfers into Level 3	69,124	15,372	12,463	16,599	685	1,230	115,473
Transfers out of Level 3	-	-	-	-	-	-	-
Balance as of 3-31-11	$57,942	-	$92,196	$15,869	-	$3,194	$169,201
Change in unrealized at
period end*	($14,279)	($15,372)	$6,995	($730)	($685)	($165)	($24,236)

Investment Quality Bond Trust

	Asset Backed
	Securities
Balance as of 12/31/10	$1,094,720
Realized gain (loss)	-

				474

Changed in unrealized
appreciation (depreciation)	$6,270
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-11	$1,100,990
Change in unrealized at
period end*	$6,142

Mutual Shares Trust

		United
	Australia	Kingdom	United States	Total
Balance as of 12/31/10	$10,944	$2,407,522	$1,557,950	$3,976,416
Realized gain (loss)	-	-	-	-
Changed in unrealized
appreciation (depreciation)	123	108,597	9,015	117,735
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	602	602
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-11	$11,067	$2,516,119	$1,567,567	$4,094,753
Change in unrealized at
period end*	$123	$108,597	$9,015	$117,735

New Income Trust

	Collateralized
	Mortgage	Asset Backed
	Obligations	Securities	Total
Balance as of 12/31/10	$7,404,861	$4,810,000	$12,214,861
Realized gain (loss)	-	85,795	85,795
Changed in unrealized
appreciation (depreciation)	-	(84,642)	(84,642)
Purchases	-	3,789,598	3,789,598
Sales	-	(4,825,031)	(4,825,031)

				475

Transfers into Level 3	-	-	-
Transfers out of Level 3	(7,404,861)	-	(7,404,861)
Balance as of 3-31-11	-	$3,775,720	$3,775,720
Change in unrealized at
period end*	-	($13,881)	($13,881)

Real Return Bond Trust

		Collateralized
		Mortgage	Asset Backed
	Corporate Bonds	Obligations	Securities	Total	Written Options
Balance as of 12/31/10	$665,344	$797,283	$1,143,142	$2,605,769	-
Realized gain (loss)	(84,950)	-	-	(84,950)	-
Changed in unrealized
appreciation (depreciation)	$66,102	1,251	47,575	114,928	$16,496
Purchases	200,000	-	240,609	440,609	-
Sales	(647,675)	-	-	(647,675)	-
Transfers into Level 3	-	-	-	-	(38,723)
Transfers out of Level 3	-	(299,625)	-	(299,625)
Balance as of 3-31-11	$198,821	$498,909	$1,431,326	$2,129,056	($22,227)
Change in unrealized at
period end*	($1,179)	($449)	$44,205	$42,577	$16,496

Science & Technology Trust

	Information
	Technology
Balance as of 12/31/10	$1,560,522
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	(131,803)
Purchases	1,453,016
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-11	$2,881,735

				476

Change in unrealized at
period end*	($131,803)

Small Cap Index

	Consumer
	Discretionary	Health Care	Total
Balance as of 12/31/10	$61,224	$22,318	$83,542
Realized gain (loss)	-	-	-
Changed in unrealized
appreciation (depreciation)	-	(19,250)	(19,250)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-11	$61,224	$3,068	$64,292
Change in unrealized at
period end*	-	($19,250)	($19,250)

Smaller Company Growth

	Consumer
	Discretionary
Balance as of 12/31/10	$6,025
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	(6,160)
Purchases	268
Sales	-
Transfers into Level 3	9,583
Transfers out of Level 3	-
Balance as of 3-31-11	$9,716
Change in unrealized at
period end*	($6,160)

Strategic Income Opportunities Trust

				477

		Capital	Collateralized
	Asset Backed	Preferred	Mortgage	Common		Preferred
	Securities	Securities	Obligations	Stocks	Corporate Bonds	Securities	Term Loans	Total
Balance as of 12/31/10	$890,068	-	$2,736,293	$194,822	$12,362,473	$675,747	-	$16,859,403
Realized gain (loss)	-	-	-	-	4,541	-	-	4,541
Changed in unrealized
appreciation (depreciation)	-	($4,500)	(121,094)	(5,786)	(47,264)	(131,440)	-	(310,084)
Purchases	-	247,500	13	-	5,617,516	-	$1,585,000	7,450,029
Sales	-	-	(7,641)	-	(2,922,723)	-	-	(2,930,364)
Transfers into Level 3	-	-	-	-	11	-	-	11
Transfers out of Level 3	(890,068)	-	-	-	-	-	-	(890,068)
Balance as of 3-31-11	-	$243,000	$2,607,571	$189,036	$15,014,554	$544,307	$1,585,000	$20,183,468
Change in unrealized at
period end*	-	($4,588)	($121,094)	($5,786)	($47,265)	($131,440)	-	($310,173)

Total Return Trust

		Preferred	Asset Backed
	Corporate Bonds	Securities	Securities	Total	Written Options
Balance as of 12/31/10	$609,000	$7,427,449	-	$8,036,449	-
Realized gain (loss)	-	-	-	-	-
Changed in unrealized
appreciation (depreciation)	68,250	79,544	$39,401	187,195	$162,801
Purchases	-	-	1,323,352	1,323,352	-
Sales	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	(423,573)
Balance as of 3-31-11	$677,250	$7,506,993	$1,362,753	$9,546,996	(260,772)
Change in unrealized at
period end*	$68,250	$79,544	$38,432	$186,226	$162,801

Total Stock Market Index Trust

	Consumer
	Discretionary	Health Care	Rights	Total
Balance as of 12/31/10	$2,896	$1,481	-	$4,377
Realized gain (loss)	-	-	-	-

				478

Changed in unrealized
appreciation (depreciation)	-	(1,277)	($176)	(1,453)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	176	176
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-11	$2,896	$204	-	$3,100
Change in unrealized at
period end*	-	($1,277)	($176)	($1,277)

Ultra Short Term Bond Trust

	Asset Back
	Securities
Balance as of 12/31/10	-
Realized gain (loss)	$1
Changed in unrealized
appreciation (depreciation)	12
Purchases	499,987
Sales	(44,056)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-11	$455,944
Change in unrealized at
period end*	$12

Utilities Trust

	Financials
Balance as of 12/31/10	-
Realized gain (loss)	-
Changed in unrealized
appreciation (depreciation)	($42,381)
Purchases	1,436,301
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-

				479

Balance as of 3-31-11	$1,393,920

Change in unrealized at
period end*	($42,381)

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolio’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

480

When-issued/delayed delivery securities. The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on March 31, 2011, including short-term investments, for federal income tax purposes, were as follows:

481

				Net
				Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index Trust	$5,293,005,881	$1,736,946,690	($164,794,920)	$1,572,151,770
500 Index Trust B	916,766,204	209,354,517	(152,087,654)	57,266,863
Active Bond Trust	1,313,605,679	100,849,102	(82,909,325)	17,939,777
All Cap Core Trust	400,857,155	38,214,223	(4,780,954)	33,433,269
All Cap Value Trust	354,828,675	72,921,448	(2,314,461)	70,606,987
Alpha Opportunities Trust	990,533,720	129,555,154	(26,929,528)	102,625,626
American Asset Allocation Trust	1,567,096,084	264,097,183	-	264,097,183
American Blue Chip Income & Growth Trust	263,985,519	22,392,645	-	22,392,645
American Bond Trust	1,005,325,379	-	(34,471,440)	(34,471,440)
American Fundamental Holdings Trust	1,007,293,843	187,986,043	-	187,986,043
American Global Diversification Trust	802,374,361	93,153,107	-	93,153,107
American Global Growth Trust	218,017,379	4,543,463	(19,848,495)	(15,305,032)
American Global Small Capitalization Trust	107,036,345	1,453,544	-	1,453,544
American Growth Trust	1,319,716,590	39,092,210	-	39,092,210
American Growth-Income Trust	1,220,962,517	25,270,166	-	25,270,166
American High-Income Bond Trust	101,698,432	3,969,880	-	3,969,880
American International Trust	923,235,969	-	(48,562,162)	(48,562,162)
American New World Trust	96,734,172	3,734,522	-	3,734,522
Balanced Trust	104,721,074	13,297,647	(1,098,335)	12,199,312
Blue Chip Growth Trust	1,466,480,419	502,174,527	(14,827,576)	487,346,951
Bond Trust	5,638,794,740	59,412,838	(45,530,248)	13,882,590

482

Capital Appreciation Trust	937,252,158	269,394,444	(17,328,868)	252,065,576
Capital Appreciation Value Trust	336,872,804	45,166,987	(1,263,294)	43,903,693
Core Allocation Trust	99,630,277	9,443,803	(165,996)	9,277,807
Core Allocation Plus Trust	279,916,154	25,311,362	(3,662,493)	21,648,869
Core Balanced Trust	169,092,098	19,937,736	(176,740)	19,760,996
Core Balanced Strategy Trust	3,560,472	306,914	(79)	306,835
Core Bond Trust	2,044,367,538	10,370,163	(16,165,022)	(5,794,859)
Core Disciplined Diversification Trust	165,134,388	17,781,710	(174,134)	17,607,576
Core Diversified Growth & Income Trust	3,686,964	248,570	(8,129)	240,441
Core Fundamental Holdings Trust	251,369,966	26,543,010	-	26,543,010
Core Global Diversification Trust	303,763,245	22,778,810	(198,929)	22,579,881
Core Strategy Trust	639,323,422	101,907,810	-	101,907,810
Disciplined Diversification Trust	313,940,314	82,232,721	(9,091,700)	73,141,021
Emerging Markets Value Trust	894,225,574	341,397,208	(47,549,119)	293,848,089
Equity-Income Trust	1,789,281,145	451,962,419	(82,048,091)	369,914,328
Financial Services Trust	169,205,294	28,117,802	(9,257,014)	18,860,788
Franklin Templeton Founding Allocation
Trust	1,505,781,272	1,486,986	(89,101,484)	(87,614,498)
Fundamental Value Trust	1,565,434,961	350,131,862	(37,606,487)	312,525,375
Global Trust	724,473,382	95,290,409	(94,059,884)	1,230,525
Global Bond Trust	1,040,920,167	40,042,200	(29,683,304)	10,358,896
Growth Equity Trust	427,229,423	101,737,540	(6,782,367)	94,955,173
Health Sciences Trust	131,320,051	38,312,134	(11,817,421)	26,494,713
Heritage Trust	133,364,750	33,372,102	(722,441)	32,649,661

	483

High Income Trust	73,168,852	9,031,457	(16,562,968)	(7,531,511)
High Yield Trust	264,236,367	20,648,204	(34,057,502)	(13,409,298)
Income Trust	469,008,846	51,428,301	(38,018,003)	13,410,298
International Core Trust	904,605,146	112,409,850	(77,692,247)	34,717,603
International Equity Index Trust A	273,020,667	89,435,839	(9,562,612)	79,873,227
International Equity Index Trust B	310,265,470	93,653,662	(29,456,775)	64,196,887
International Growth Stock Trust	149,976,417	14,587,634	(2,734,934)	11,852,700
International Index Trust	1,889,442,323	510,266,785	(56,047,378)	454,219,407
International Opportunities Trust	424,835,288	77,845,363	(14,142,614)	63,702,749
International Small Company Trust	138,182,189	27,050,608	(31,498,201)	(4,447,593)
International Value Trust	1,081,503,458	122,225,962	(91,108,494)	31,117,468
Investment Quality Bond Trust	392,812,188	16,676,800	(2,614,743)	14,062,057
Large Cap Trust	185,696,171	27,780,772	(10,735,319)	17,045,453
Large Cap Value Trust	186,479,454	12,129,959	(5,603,108)	6,526,851
Lifestyle Aggressive Trust	416,092,686	57,896,866	(5,342,121)	52,554,745
Lifestyle Balanced Trust	11,253,068,979	1,851,290,481	(42,447,564)	1,808,842,917
Lifestyle Conservative Trust	2,510,630,539	158,899,031	(752,408)	158,146,623
Lifestyle Growth Trust	12,667,964,099	2,323,412,782	(151,457,688)	2,171,955,094
Lifestyle Moderate Trust	3,265,765,615	418,641,320	(8,642,259)	409,999,061
Mid Cap Index Trust	1,221,097,492	338,851,240	(41,022,452)	297,828,788
Mid Cap Stock Trust	971,241,385	206,227,982	(23,509,807)	182,718,175
Mid Cap Value Equity Trust	140,873,410	41,491,629	(3,153,115)	38,338,514
Mid Value Trust	839,979,501	209,067,485	(14,926,040)	194,141,445

	484

Mutual Shares Trust	646,602,356	99,668,003	(31,985,798)	67,682,205
Natural Resources Trust	303,319,723	55,027,766	(9,657,923)	45,369,843
New Income Trust	2,979,817,549	56,835,119	(23,811,468)	33,023,651
Optimized All Cap Trust	1,402,374,932	64,427,168	(33,717,662)	30,709,506
Optimized Value Trust	225,443,729	16,119,545	(9,130,465)	6,989,080
Real Estate Securities Trust	449,245,591	85,409,694	(27,922,476)	57,487,218
Real Return Bond Trust	188,553,684	3,681,476	(3,300,062)	381,414
Science & Technology Trust	433,034,513	94,406,431	(13,290,939)	81,115,492
Short Term Government Income Trust	612,809,350	3,597,089	(5,498,558)	(1,901,469)
Small Cap Growth Trust	456,471,946	102,009,524	(2,637,181)	99,372,343
Small Cap Index Trust	687,818,438	346,007,169	(45,315,408)	300,691,761
Small Cap Opportunities Trust	158,163,708	61,607,804	(6,012,063)	55,595,741
Small Cap Value Trust	630,106,275	172,355,798	(21,466,042)	150,889,756
Small Company Growth Trust	101,661,472	34,988,492	(3,754,983)	31,233,509
Small Company Value Trust	465,643,465	119,260,513	(30,320,607)	88,939,906
Smaller Company Growth Trust	236,671,748	61,735,527	(5,849,622)	55,885,905
Strategic Income Opportunities Trust	405,219,644	43,596,499	(17,037,866)	26,558,633
Total Bond Market Trust A	1,522,126,153	50,407,169	(10,307,441)	40,099,728
Total Bond Market Trust B	152,935,322	8,170,150	(776,694)	7,393,456
Total Return Trust	3,938,813,476	80,640,933	(53,561,234)	27,079,699
Total Stock Market Index Trust	389,868,674	114,474,718	(47,007,630)	67,467,088
Ultra Short Term Bond Trust	67,263,647	44,743	(492,119)	(447,376)
U.S. Multi-Sector Trust	789,074,933	119,973,452	(20,786,202)	99,187,250

	485

Utilities Trust	187,341,903	38,107,209	(5,675,378)	32,431,831
Value Trust	232,642,906	68,454,908	(5,406,607)	63,048,301
Value & Restructuring Trust	363,541,889	89,969,422	(13,482,528)	76,486,894

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

The following table summarizes the contracts held at March 31, 2011 and the range of futures contracts notional amounts held by the Portfolios during the period ended March 31, 2011. In addition the table details how the Portfolios used futures contracts during the period ended March 31, 2011.

500 Index Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $59.5 million to $79.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

500 Index Trust	S&P 500 Index Futures	242	Long	Jun 2011	$79,920,500	$2,161,842

						$2,161,842

500 Index Trust B

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $27.3 million to $28.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

500 Index Trust B	S&P 500 Index Futures	85	Long	Jun 2011	$28,071,250	$351,083

						$351,083

486

Active Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $15.3 million to $15.5 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Active Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Jun 2011	$4,206,563	$32,713
	U.S. Treasury 5-Year Note Futures	95	Short	Jun 2011	(11,094,961)	(21,050)

						$11,663

All Cap Core Trust

The Portfolio used futures as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.0 million to $4.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

All Cap Core Trust	E-Mini S&P 500 Index Futures	29	Long	Jun 2011	$1,915,450	$28,638
	Russell 2000 Mini Index Futures	1	Long	Jun 2011	84,170	4,205

						$32,843

Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $89.9 million to $174.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Bond Trust	U.S. Treasury 30-Year Bond Futures	197	Long	Jun 2011	$23,676,938	$184,130
	U.S. Treasury 5-Year Note Futures	550	Short	Jun 2011	(64,233,985)	(121,869)
	U.S. Treasury 10-Year Note Futures	725	Short	Jun 2011	(86,297,656)	(653,510)

						($591,249)

487

Core Allocation Plus Trust

The Portfolio used futures to manage duration of the portfolio, manage against anticipated interest rate changes, manage against anticipated changes in securities markets, and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $33.1 million to $37.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Core Allocation Plus Trust	10-Year German Euro-BOBL Futures	8	Long	Jun 2011	$1,298,948	($4,447)
	MSCI EAFE E-Mini Index Futures	146	Long	Jun 2011	12,315,100	146,719
	U.S. Treasury 2-Year Note Futures	18	Long	Jun 2011	3,926,250	(2,136)
	U.S. Treasury 5-Year Note Futures	47	Long	Jun 2011	5,489,086	(45,331)
	Dow Jones Euro STOXX 50 Index Futures	17	Short	Jun 2011	(685,188)	(30,882)
	E-Mini S&P 500 Index Futures	28	Short	Jun 2011	(1,849,400)	(70,023)
	FTSE 100 Index Futures	6	Short	Jun 2011	(566,395)	(22,086)
	S&P TSE 60 Index Futures	2	Short	Jun 2011	(333,079)	(9,081)
	Topix Index Futures	5	Short	Jun 2011	(520,558)	(30,112)
	Ultra Long U.S. Treasury Bond Futures	5	Short	Jun 2011	(617,813)	2,335
	U.S. Treasury 10-Year Note Futures	36	Short	Jun 2011	(4,285,125)	9,946
	U.S. Treasury 30-Year Bond Futures	10	Short	Jun 2011	(1,201,875)	10,856

						($44,242)

Global Bond Trust

The Portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $99.1 million to $2.1 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Trust	3-Month EURIBOR Futures	248	Long	Jun 2011	$86,530,795	($79,239)
	3-Month EURIBOR Futures	1757	Long	Sep 2011	611,050,754	(1,771,446)
	3-Month EURIBOR Futures	1901	Long	Dec 2011	659,380,018	(2,826,533)
	10-Year Japan Government Bond Futures

488

Global Bond Trust	3-Month EuroYen TIBOR Futures	1691	Long	Jun 2011	506,557,977	95,846
	10-Year Japan Government Bond Futures	10	Long	Jun 2011	16,776,869	90,166
	Eurodollar Futures	610	Long	Sep 2011	151,798,500	38,125
	Eurodollar Futures	204	Long	Dec 2011	50,691,450	25,500
	U.S. Treasury 10-Year Note Futures	32	Long	Jun 2011	3,809,000	(19,500)
	U.K. Long Gilt Bond Futures	11	Short	Jun 2011	(2,067,604)	7,524

						($4,439,557)

High Yield Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $31.3 million to $31.7 million as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

High Yield Trust	U.S. Treasury Long-Term Bond Futures	49	Long	Jun 2011	$6,054,563	$180,888
	U.S. Treasury 5-Year Note Futures	216	Short	Jun 2011	(25,226,438)	(134,155)

						$46,733

International Core Trust

The Portfolio used futures as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $60.5 million to $69.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Core Trust	DAX Index Futures	44	Long	Jun 2011	$11,034,811	$574,331
	FTSE 100 Index Futures	144	Long	Jun 2011	13,593,470	595,634
	FTSE MIB Index Futures	88	Long	Jun 2011	13,315,042	144,998
	SGX MSCI Singapore Index Futures	71	Long	Apr 2011	4,133,265	88,385
	TOPIX Index Futures	31	Long	Jun 2011	3,227,459	(259,702)
	ASX SPI 200 Index Futures	123	Short	Jun 2011	(15,473,743)	(773,337)
	S&P TSE 60 Index Futures	55	Short	Jun 2011	(9,159,670)	(283,917)

						$86,392

489

International Equity Index Trust A

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $15.0 million to $15.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Trust A	ASX SPI 200 Index Futures	6	Long	Jun 2011	$754,817	$38,977
	CAC 40 Index Futures	23	Long	Jun 2011	1,265,361	82,956
	DAX Index Futures	6	Long	Jun 2011	1,504,747	108,522
	FTSE 100 Index Futures	22	Long	Jun 2011	2,076,780	83,928
	FTSE MIB Index Futures	2	Long	Jun 2011	302,615	7,412
	Hang Seng Index Futures	5	Long	Apr 2011	755,764	14,096
	IBEX 35 Index Futures	3	Long	Apr 2011	449,309	18,516
	MSCI Taiwan Index Futures	70	Long	Apr 2011	2,149,700	19,952
	OMX 30 Index Futures	77	Long	Apr 2011	1,367,833	97,959
	S&P TSE 60 Index Futures	5	Long	Jun 2011	832,697	28,324
	Topix Index Futures	36	Long	Jun 2011	3,748,016	(306,516)

						$194,126

International Equity Index Trust B

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $11.7 million to $11.8 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Trust B	ASX SPI 200 Index Futures	7	Long	Jun 2011	$880,619	$46,357
	CAC 40 Index Futures	26	Long	Jun 2011	1,430,408	93,776
	DAX Index Futures	2	Long	Jun 2011	501,582	36,174
	FTSE 100 Index Futures	15	Long	Jun 2011	1,415,986	74,054
	FTSE MIB Index Futures	1	Long	Jun 2011	151,307	3,706

490

Hang Seng Index Futures	3	Long	Apr 2011	453,459	8,094
IBEX 35 Index Futures	1	Long	Apr 2011	149,770	6,172
MSCI Taiwan Index Futures	58	Long	Apr 2011	1,781,180	16,506
OMX 30 Index Futures	30	Long	Apr 2011	532,922	38,166
S&P TSE 60 Index Futures	7	Long	Jun 2011	1,165,776	39,654
Topix Index Futures	31	Long	Jun 2011	3,227,459	(264,498)

					$98,161

International Index Trust

The Portfolio used futures contracts to manage against anticipated currency exchange rate changes or changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $53.0 million to $54.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Index Trust	ASX SPI 200 Index Futures	23	Long	Jun 2011	$2,893,464	$14,583
	Australian Dollar Currency Futures	28	Long	Jun 2011	2,876,440	80,520
	Euro Currency Futures	55	Long	Jun 2011	9,749,438	206,015
	Hang Seng Index Futures	6	Long	Jun 2011	894,730	(12,079)
	Japanese Yen Currency Futures	37	Long	Jun 2011	5,568,500	(29,758)
	MSCI Pan-Euro Index Futures	712	Long	Jun 2011	18,120,448	578,183
	Pound Sterling Currency Futures	59	Long	Jun 2011	5,919,175	(33,071)
	Swiss Franc Currency Futures	16	Long	Jun 2011	2,183,600	44,332
	Topix Index Futures	58	Long	Jun 2011	6,038,471	(492,630)

						$356,095

Investment Quality Bond Trust

The portfolio used futures contracts to manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $61.3 million to $121.0 million, as measured at each quarter end.

UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

491

Investment Quality Bond Trust	U.K. Long Gilt Bond Futures	157	Long	Jun 2011	$18,335,883	$33,909
	U.S. Treasury 30-Year Bond Futures	39	Long	Jun 2011	6,332,373	(21,680)
	10-Year German Euro-BUND Futures	6	Short	Jun 2011	(1,308,750)	62
	30-Year German Euro-BUXL Futures	239	Short	Jun 2011	(28,448,469)	(26,335)
	U.S. Treasury 5-Year Note Futures	13	Short	Jun 2011	(1,606,313)	(1,824)
	U.S. Treasury Long-Term Bond Futures	44	Short	Jun 2011	(5,288,250)	45,110

					($11,983,526)	$29,242

Mid Cap Index Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $14.8 million to $26.8 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Index Trust	S&P MidCap 400 E Mini Index Futures	271	Long	Jun 2011	$26,755,830	$855,717

						$855,717

New Income Trust

The Portfolio used futures contracts to manage duration of the Portfolio and manage against anticipated interest rate changes. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values up to approximately $203.5 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

New Income Trust	U.S. Treasury Long-Term Bond Futures	2	Long	Jun 2011	$247,125	$1,430
	U.S. Treasury 5-Year Note Futures	1,740	Short	Jun 2011	(203,212,970)	999,965

						$1,001,394

Real Return Bond Trust

The Portfolio used futures contracts to gain exposure to short-term interest rates, manage duration of the Portfolio and manage against anticipated interest rate changes. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $21.6 million to $24.6 million, as measured at each quarter end.

492

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Trust	Eurodollar Futures	24	Long	Sep 2011	$5,972,400	$5,125
	Eurodollar Futures	19	Long	Dec 2011	4,721,263	(1,738)
	Eurodollar Futures	41	Long	Mar 2012	10,162,363	(9,800)
	Eurodollar Futures	15	Long	Jun 2012	3,704,813	(8,250)

						($14,663)

Small Cap Index Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $7.2 million to $14.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Small Cap Index Trust	Russell 2000 Mini Index Futures	85	Long	Jun 2011	$7,154,450	$221,933

						$221,933

Smaller Company Growth Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $589.2 thousand to $1.3 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	7	Long	Jun 2011	$589,190	$18,277

						$18,277

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration of the portfolio. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values up to approximately $54.9 million, as measured at each quarter end.

493

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Strategic Income Opportunities Trust	U.S. Treasury 10-Year Note Futures	461	Short	Jun 2011	($54,873,406)	($224,494)

						($224,494)

Total Return Trust

The Portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.4 billion to $5.5 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Trust	Eurodollar Futures	4408	Long	Dec 2011	$1,095,332,900	$1,575,950
	Eurodollar Futures	3473	Long	Sep 2011	864,256,050	1,013,625
	Eurodollar Futures	3379	Long	Jun 2012	834,570,763	(841,325)
	Eurodollar Futures	812	Long	Sep 2012	199,772,300	(1,484,263)
	Eurodollar Futures	442	Long	Dec 2012	108,345,250	(863,150)
	Eurodollar Futures	8961	Long	Mar 2012	2,221,095,863	345,675
	U.S. Treasury 2-Year Note Futures	511	Long	Jun 2011	111,461,875	48,813
	U.S. Treasury 10-Year Note Futures	806	Short	Jun 2011	(95,939,188)	(339,125)

						($543,800)

Total Stock Market Index Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $4.3 million to $5.7 million, as measured at each quarter end.

						UNREALIZED
		NUMBER OF		EXPIRATION		APPRECIATION
PORTFOLIO	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	6	Long	Jun 2011	$505,020	$15,666
	S&P 500 Index Futures	11	Long	Jun 2011	3,632,750	28,660
	S&P MidCap 400 E Mini Index Futures	2	Long	Jun 2011	197,460	5,852

494

$50,178

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at March 31, 2011 and the range of notional contracts amounts held by the Portfolios during the period ended March 31, 2011. In addition, the table details how the Portfolios used forward foreign currency contracts during the period ended March 31, 2011.

Active Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $3.7 million to $5.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Active Bond Trust	BUYS

	Pound Sterling	1,134,742	$1,815,587	Royal Bank of Scotland	6/30/2011	$2,512

			$1,815,587			$2,512

	SELLS

	Pound Sterling	2,380,086	$3,831,938	Royal Bank of Canada	6/30/2011	$18,532

			$3,831,938			$18,532

Alpha Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values up to approximately $4.4 million, as measured at each quarter end.

495

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Alpha Opportunities Trust	SELLS

	Japanese Yen	344,010,000	$4,376,439	Bank of America N.A.	9/16/2011	$234,440

			$4,376,439			$234,440

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $8.1 to $24.4 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Core Allocation Plus Trust	BUYS

	Australian Dollar	152,000	$148,852	Barclays Bank PLC	6/15/2011	$6,971
	Australian Dollar	153,000	149,818	HSBC Bank USA	6/15/2011	7,030
	Australian Dollar	383,000	374,991	UBS AG	6/15/2011	17,641
	Australian Dollar	538,000	525,858	Westpac Banking Corp.	6/15/2011	25,672
	Canadian Dollar	150,000	151,556	HSBC Bank USA	6/15/2011	2,911
	Canadian Dollar	590,000	599,219	Royal Bank of Canada	6/15/2011	8,352
	Canadian Dollar	300,000	303,993	UBS AG	6/15/2011	4,942
	Canadian Dollar	311,000	312,980	BNP Paribas SA	6/16/2011	7,275
	Canadian Dollar	470,000	482,121	Westpac Banking Corp.	6/16/2011	1,866
	Euro	220,000	304,942	Bank of America N.A.	6/15/2011	6,398
	Euro	108,000	149,110	HSBC Bank USA	6/15/2011	3,730
	Euro	327,000	461,969	Royal Bank of Scotland PLC	6/15/2011	796
	Euro	215,000	287,814	BNP Paribas SA	6/16/2011	16,444
	Euro	652,000	906,713	BNP Paribas SA	6/17/2011	15,945
	Euro	168,000	232,955	Citibank N.A.	6/17/2011	4,786

496

Japanese Yen	53,830,000	671,653	BNP Paribas SA	6/9/2011	(24,234)
Japanese Yen	18,140,000	223,111	Citibank N.A.	6/9/2011	(4,939)
Mexican Peso	8,600,000	707,647	Citibank N.A.	6/15/2011	10,731
Norwegian Krone	1,265,000	222,400	Citibank N.A.	6/15/2011	5,456
Norwegian Krone	1,265,000	222,395	HSBC Bank USA	6/15/2011	5,461
Pound Sterling	280,000	447,530	Barclays Bank PLC	6/15/2011	1,203
Pound Sterling	422,000	676,206	Royal Bank of Scotland PLC	6/15/2011	99
Pound Sterling	396,000	634,106	BNP Paribas SA	6/17/2011	509
Pound Sterling	116,000	185,435	Citibank N.A.	6/17/2011	462
Swedish Krona	1,435,000	224,916	Bank of America N.A.	6/15/2011	1,601
Swedish Krona	1,435,000	224,421	JPMorgan Chase Bank	6/15/2011	2,096
Swiss Franc	840,000	929,481	JPMorgan Chase Bank	6/15/2011	(14,436)

		$10,762,192			$114,768

SELLS

Australian Dollar	307,000	$305,726	Bank of America N.A.	6/15/2011	($8,995)
Australian Dollar	766,000	758,834	Deutsche Bank AG London	6/15/2011	(26,430)
Australian Dollar	153,000	149,934	JPMorgan Chase Bank	6/15/2011	(6,914)
Brazilian Real	485,000	286,982	Royal Bank of Canada	6/2/2011	(6,649)
Canadian Dollar	450,000	458,667	Bank of America N.A.	6/15/2011	(4,735)
Canadian Dollar	372,000	380,754	Royal Bank of Canada	6/15/2011	(2,325)
Canadian Dollar	295,000	302,245	UBS AG	6/15/2011	(1,541)
Canadian Dollar	148,000	151,733	Westpac Banking Corp.	6/15/2011	(674)
Canadian Dollar	1,099,000	1,118,044	Royal Bank of Canada	6/16/2011	(13,662)
Euro	220,000	306,819	BNP Paribas SA	6/15/2011	(4,522)
Euro	109,000	154,591	Credit Suisse London Branch	6/15/2011	336
Euro	218,000	308,159	Goldman Sachs International	6/15/2011	(351)
Euro	108,000	150,169	Royal Bank of Scotland PLC	6/15/2011	(2,671)
Euro	107,000	147,139	Barclays Bank PLC	6/16/2011	(4,282)
Euro	108,000	148,549	Standard Chartered Bank	6/16/2011	(4,288)
Euro	1,246,000	1,743,014	Royal Bank of Canada	6/17/2011	(20,225)
Japanese Yen	104,130,000	1,279,188	Citibank N.A.	6/9/2011	26,804
Japanese Yen	9,351,000	113,409	Morgan Stanley Company, Inc.	6/9/2011	943

497

Mexican Peso	8,600,000	710,597	Royal Bank of Canada	6/15/2011	(7,781)
New Zealand Dollar	151,000	113,137	Bank of America N.A.	6/15/2011	(1,534)
New Zealand Dollar	303,000	227,890	Westpac Banking Corp.	6/15/2011	(2,211)
Norwegian Krone	1,265,000	225,359	Bank of America N.A.	6/15/2011	(2,496)
Norwegian Krone	253,000	45,166	Citibank N.A.	6/15/2011	(405)
Norwegian Krone	1,012,000	180,299	UBS AG	6/15/2011	(1,986)
Pound Sterling	71,000	114,743	Barclays Bank PLC	6/15/2011	957
Pound Sterling	71,000	115,302	BNP Paribas SA	6/15/2011	1,516
Pound Sterling	560,000	905,764	Deutsche Bank AG London	6/15/2011	8,298
Pound Sterling	835,000	1,344,602	Royal Bank of Canada	6/17/2011	6,462
Swedish Krona	1,435,000	223,182	Citibank N.A.	6/15/2011	(3,335)
Swedish Krona	1,435,000	223,150	HSBC Bank USA	6/15/2011	(3,367)
Swiss Franc	280,000	311,051	BNP Paribas SA	6/15/2011	6,035
Swiss Franc	140,000	152,300	Goldman Sachs International	6/15/2011	(208)
Swiss Franc	420,000	458,607	UBS AG	6/15/2011	1,084

		$13,615,105			($79,152)

Global Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $995.4 million to $1.0 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Trust	BUYS

	Australian Dollar	9,808,000	$10,164,739	UBS AG	4/5/2011	($21,093)
	Australian Dollar	7,972,000	7,824,040	Barclays Bank PLC	4/29/2011	396,337
	Australian Dollar	949,000	948,447	Credit Suisse London Branch	4/29/2011	30,121
	Australian Dollar	200,000	196,210	Royal Bank of Scotland PLC	4/29/2011	10,021
	Brazilian Real	688,297	405,692	Barclays Capital	4/4/2011	15,891
	Brazilian Real	688,297	406,315	Citibank N.A.	6/2/2011	10,398
	Canadian Dollar	26,217,000	26,824,769	BNP Paribas SA	6/20/2011	169,974

498

Chinese Yuan Renminbi	6,700,503	1,012,000	Barclays Capital	4/7/2011	11,407
Chinese Yuan Renminbi	3,468,435	524,000	Credit Suisse First Boston London	4/7/2011	5,754
Chinese Yuan Renminbi	2,163,510	327,000	HSBC Bank USA	4/7/2011	3,446
Chinese Yuan Renminbi	2,639,385	399,000	JPMorgan Chase Bank	4/7/2011	4,129
Chinese Yuan Renminbi	10,922,175	1,650,000	Morgan Stanley Company, Inc.	4/7/2011	18,208
Chinese Yuan Renminbi	20,376,222	3,050,993	Barclays Capital	6/15/2011	73,343
Chinese Yuan Renminbi	15,201,495	2,317,444	Deutsche Bank AG London	6/15/2011	13,439
Chinese Yuan Renminbi	9,732,400	1,450,000	HSBC Bank USA	6/15/2011	42,293
Chinese Yuan Renminbi	18,278,500	2,780,000	JPMorgan Chase Bank	6/15/2011	22,688
Chinese Yuan Renminbi	37,525,544	5,602,905	Royal Bank of Scotland PLC	6/15/2011	150,980
Chinese Yuan Renminbi	7,648,395	1,151,000	Bank of America N.A.	9/14/2011	27,104
Chinese Yuan Renminbi	7,529,760	1,134,000	Citibank N.A.	9/14/2011	25,830
Chinese Yuan Renminbi	21,778,848	3,276,000	HSBC Bank USA	9/14/2011	78,657
Chinese Yuan Renminbi	44,438,815	6,675,000	JPMorgan Chase Bank	9/14/2011	170,035
Chinese Yuan Renminbi	1,174,000	182,724	Barclays Capital	11/15/2011	(1,244)
Chinese Yuan Renminbi	7,061,479	1,086,967	Citibank N.A.	11/15/2011	4,611
Chinese Yuan Renminbi	2,884,000	449,011	JPMorgan Chase Bank	11/15/2011	(3,197)
Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	10,134
Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	9,077
Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(5,273)
Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	(2,167)
Chinese Yuan Renminbi	4,368,300	710,000	Morgan Stanley Company, Inc.	9/8/2015	11,326
Danish Krone	32,422,000	5,998,586	BNP Paribas SA	5/5/2011	161,095
Euro	2,800,000	3,945,508	Bank of America N.A.	4/4/2011	22,650
Euro	878,000	1,209,673	Bank of America N.A.	4/19/2011	34,268
Euro	23,789,000	32,466,595	Barclays Bank PLC	4/19/2011	1,237,406
Euro	1,659,000	2,352,148	BNP Paribas SA	4/19/2011	(1,695)
Euro	5,233,000	7,228,864	Citibank N.A.	4/19/2011	185,194
Euro	4,356,000	6,151,791	JPMorgan Chase Bank	4/19/2011	19,743
Euro	1,855,000	2,576,419	Royal Bank of Canada	4/19/2011	51,725
Euro	49,522,000	67,432,956	Royal Bank of Scotland PLC	4/19/2011	2,729,284
Euro	4,649,000	6,543,133	UBS AG	4/19/2011	43,521
Indian Rupee	414,540,490	8,844,048	Citibank N.A.	8/12/2011	232,689

499

Indian Rupee	43,400,000	928,342	Deutsche Bank AG London	8/12/2011	21,940
Indian Rupee	45,523,006	979,305	HSBC Bank USA	8/12/2011	17,462
Indian Rupee	14,764,826	317,779	Royal Bank of Scotland PLC	8/12/2011	5,510
Indonesian Rupiah	25,281,600,000	2,748,000	JPMorgan Chase Bank	4/15/2011	150,424
Indonesian Rupiah	10,953,060,000	1,187,194	Citibank N.A.	7/27/2011	47,040
Indonesian Rupiah	11,626,540,000	1,239,635	HSBC Bank USA	7/27/2011	70,489
Indonesian Rupiah	2,798,000,000	304,826	JPMorgan Chase Bank	7/27/2011	10,463
Indonesian Rupiah	5,426,000,000	585,013	Deutsche Bank AG London	10/31/2011	17,515
Indonesian Rupiah	11,453,890,000	1,240,730	Royal Bank of Scotland PLC	10/31/2011	31,164
Indonesian Rupiah	25,281,600,000	2,797,566	Citibank N.A.	1/31/2012	(28,155)
Japanese Yen	120,000,000	1,455,805	Barclays Bank PLC	4/4/2011	(13,151)
Japanese Yen	214,458,741	2,583,000	JPMorgan Chase Bank	4/6/2011	(4,723)
Japanese Yen	120,000,000	1,448,406	Citibank N.A.	4/25/2011	(5,586)
Japanese Yen	21,853,114,000	270,440,254	JPMorgan Chase Bank	4/25/2011	(7,689,427)
Japanese Yen	180,565,129	2,191,000	BNP Paribas SA	4/28/2011	(19,940)
Malaysian Ringgit	700,000	227,457	Barclays Capital	8/11/2011	1,662
Malaysian Ringgit	2,800,000	908,716	Citibank N.A.	8/11/2011	7,762
Malaysian Ringgit	1,190,632	386,883	HSBC Bank USA	8/11/2011	2,827
Malaysian Ringgit	700,000	227,162	JPMorgan Chase Bank	8/11/2011	1,957
Mexican Peso	2,167,082	177,000	Deutsche Bank AG London	7/7/2011	3,681
Mexican Peso	146,326,452	11,789,085	HSBC Bank USA	7/7/2011	410,941
Mexican Peso	23,785,822	1,921,000	UBS AG	7/7/2011	62,152
Norwegian Krone	43,135,000	7,488,260	Barclays Bank PLC	5/5/2011	299,117
Norwegian Krone	9,668,000	1,728,106	Credit Suisse London Branch	5/5/2011	17,306
Norwegian Krone	2,745,000	488,947	UBS AG	5/5/2011	6,622
Philippine Peso	13,000,000	301,484	Bank of America N.A.	6/15/2011	(2,695)
Philippine Peso	201,550,000	4,620,179	Citibank N.A.	6/15/2011	12,199
Philippine Peso	46,030,000	1,049,476	Deutsche Bank AG London	6/15/2011	8,467
Philippine Peso	34,581,000	790,062	HSBC Bank USA	6/15/2011	4,740
Philippine Peso	47,286,000	1,078,358	JPMorgan Chase Bank	6/15/2011	8,452
Philippine Peso	100,365,600	2,280,000	Morgan Stanley Company, Inc.	6/15/2011	26,780
Philippine Peso	30,062,500	699,372	Royal Bank of Scotland PLC	6/15/2011	(8,422)
Pound Sterling	18,927,000	30,377,267	Bank of America N.A.	6/13/2011	(43,517)

500

Pound Sterling	508,000	817,863	BNP Paribas SA	6/13/2011	(3,706)
Pound Sterling	1,369,000	2,190,244	Credit Suisse London Branch	6/13/2011	3,812
Pound Sterling	1,973,000	3,182,627	Royal Bank of Canada	6/13/2011	(20,557)
Singapore Dollar	664,827	519,975	Barclays Bank PLC	9/9/2011	7,697
Singapore Dollar	300,000	234,536	Citibank N.A.	9/9/2011	3,573
Singapore Dollar	200,000	156,357	JPMorgan Chase Bank	9/9/2011	2,383
Singapore Dollar	200,000	155,554	Royal Bank of Scotland PLC	9/9/2011	3,186
South African Rand	273,692	40,008	JPMorgan Chase Bank	7/28/2011	(218)
South Korean Won	2,290,580,000	2,035,444	Barclays Capital	5/9/2011	54,033
South Korean Won	4,497,540,000	3,986,572	Citibank N.A.	5/9/2011	116,103
South Korean Won	128,661,439	113,378	Goldman Sachs International	5/9/2011	3,987
South Korean Won	301,000,000	268,128	HSBC Bank USA	5/9/2011	6,446
South Korean Won	10,347,179,800	8,946,113	JPMorgan Chase Bank	5/9/2011	492,630
South Korean Won	604,000,000	533,875	Royal Bank of Scotland PLC	5/9/2011	17,096
South Korean Won	2,485,650,000	2,190,000	Barclays Capital	8/12/2011	81,635
South Korean Won	2,994,321,000	2,663,394	Morgan Stanley Company, Inc.	8/12/2011	73,115
South Korean Won	3,757,000,000	3,364,980	Royal Bank of Scotland PLC	8/12/2011	68,541
Swedish Krona	32,509,000	5,042,090	BNP Paribas SA	5/5/2011	100,675
Taiwan Dollar	20,000,000	678,702	Barclays Capital	4/6/2011	1,455
Taiwan Dollar	746,615	25,005	Deutsche Bank AG London	4/6/2011	385
Taiwan Dollar	93,967,990	3,269,000	HSBC Bank USA	4/6/2011	(73,350)
Taiwan Dollar	74,714,605	2,535,449	JPMorgan Chase Bank	4/6/2011	5,435
Taiwan Dollar	20,000,000	698,568	Barclays Capital	1/11/2012	(12,397)
Taiwan Dollar	74,714,605	2,602,299	JPMorgan Chase Bank	1/11/2012	(38,951)

		$637,124,629			$322,173

SELLS

Australian Dollar	2,478,000	$2,535,267	Bank of America N.A.	4/5/2011	($27,535)
Australian Dollar	1,104,000	1,135,309	Barclays Bank PLC	4/5/2011	(6,471)
Australian Dollar	1,183,000	1,210,641	Citibank N.A.	4/5/2011	(12,843)
Australian Dollar	2,592,000	2,653,197	Credit Suisse London Branch	4/5/2011	(27,505)
Australian Dollar	1,154,000	1,186,485	HSBC Bank USA	4/5/2011	(7,007)
Australian Dollar	1,297,000	1,328,600	Royal Bank of Scotland PLC	4/5/2011	(12,785)

501

Australian Dollar	129,000	132,955	Citibank N.A.	4/6/2011	(443)
Australian Dollar	1,869,000	1,926,490	Credit Suisse London Branch	4/6/2011	(6,230)
Australian Dollar	1,421,000	1,463,850	HSBC Bank USA	4/6/2011	(5,597)
Australian Dollar	5,812,000	5,946,605	Credit Suisse London Branch	4/29/2011	(46,474)
Australian Dollar	11,398,000	11,142,856	Deutsche Bank AG London	4/29/2011	(610,261)
Australian Dollar	10,912,000	11,259,061	UBS AG	4/29/2011	7,086
Brazilian Real	688,297	411,907	Citibank N.A.	4/4/2011	(9,675)
Canadian Dollar	1,600,000	1,636,770	Morgan Stanley Company, Inc.	4/29/2011	(12,597)
Canadian Dollar	1,400,000	1,432,943	Deutsche Bank AG London	5/2/2011	(10,162)
Canadian Dollar	3,500,000	3,580,777	Goldman Sachs International	5/2/2011	(26,987)
Canadian Dollar	627,000	640,777	HSBC Bank USA	5/2/2011	(5,528)
Canadian Dollar	2,507,000	2,560,561	Royal Bank of Canada	5/2/2011	(23,629)
Canadian Dollar	25,664,000	26,271,854	Barclays Bank PLC	6/20/2011	(153,484)
Chilean Peso	10,248,800	20,852	Deutsche Bank AG London	6/3/2011	(489)
Chinese Yuan Renminbi	25,894,007	3,946,626	Citibank N.A.	4/7/2011	(8,318)
Chinese Yuan Renminbi	23,754,344	3,628,000	Barclays Capital	6/15/2011	(14,312)
Euro	2,800,000	3,954,843	Citibank N.A.	4/4/2011	(13,315)
Euro	129,000	183,035	Citibank N.A.	4/6/2011	223
Euro	4,571,000	6,206,412	Bank of America N.A.	4/19/2011	(269,732)
Euro	19,948,000	26,923,018	Citibank N.A.	4/19/2011	(1,339,095)
Euro	17,743,000	24,284,578	Deutsche Bank AG London	4/19/2011	(853,515)
Euro	11,562,000	16,341,731	Morgan Stanley Company, Inc.	4/19/2011	(39,187)
Euro	6,389,000	8,821,911	Royal Bank of Canada	4/19/2011	(229,956)
Euro	23,427,000	32,220,792	Royal Bank of Scotland PLC	4/19/2011	(970,330)
Euro	19,948,000	26,891,420	UBS AG	4/19/2011	(1,370,693)
Indonesian Rupiah	25,281,600,000	2,900,264	Citibank N.A.	4/15/2011	1,840
Indonesian Rupiah	35,678,610,000	4,059,000	Citibank N.A.	7/27/2011	38,594
Japanese Yen	120,000,000	1,448,242	Citibank N.A.	4/4/2011	5,587
Japanese Yen	2,740,000,000	33,021,676	Royal Bank of Scotland PLC	4/11/2011	79,809
Japanese Yen	322,070,000	3,914,293	Citibank N.A.	4/14/2011	42,118
Japanese Yen	8,380,000	101,768	JPMorgan Chase Bank	4/14/2011	1,018
Japanese Yen	566,983,000	6,855,486	Royal Bank of Canada	4/14/2011	38,777
Japanese Yen	2,670,000,000	33,025,753	Royal Bank of Scotland PLC	6/27/2011	907,131

502

Malaysian Ringgit	23,190	7,495	Citibank N.A.	8/11/2011	(95)
Mexican Peso	30,124,016	2,492,000	Citibank N.A.	7/7/2011	(19,602)
Mexican Peso	57,807,288	4,792,000	HSBC Bank USA	7/7/2011	(27,706)
Mexican Peso	21,914,582	1,815,000	Morgan Stanley Company, Inc.	7/7/2011	(12,137)
New Zealand Dollar	3,718,000	2,741,746	Barclays Bank PLC	4/29/2011	(90,439)
New Zealand Dollar	5,822,000	4,383,093	UBS AG	4/29/2011	(51,813)
Norwegian Krone	6,909,000	1,235,877	Royal Bank of Scotland PLC	4/6/2011	(13,305)
Pound Sterling	2,499,000	4,011,970	Bank of America N.A.	6/13/2011	6,895
South Korean Won	3,913,628,900	3,519,000	Barclays Capital	5/9/2011	(51,029)
South Korean Won	1,476,483,000	1,338,000	Citibank N.A.	5/9/2011	(8,854)
South Korean Won	6,634,622,750	6,008,000	JPMorgan Chase Bank	5/9/2011	(44,132)
South Korean Won	2,403,485,000	2,150,000	Royal Bank of Scotland PLC	5/9/2011	(42,469)
Swiss Franc	99,000	105,371	BNP Paribas SA	5/5/2011	(2,440)
Taiwan Dollar	20,000,000	679,810	Barclays Capital	4/6/2011	(348)
Taiwan Dollar	746,615	25,336	Deutsche Bank AG London	4/6/2011	(54)
Taiwan Dollar	93,967,990	3,188,815	HSBC Bank USA	4/6/2011	(6,836)
Taiwan Dollar	74,714,605	2,534,761	JPMorgan Chase Bank	4/6/2011	(6,123)

		$358,234,879			($5,362,459)

Heritage Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $508.2 thousand to $626.8 thousand, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Trust	SELLS

	Pound Sterling	391,583	$626,798	Bank of America N.A.	4/28/2011	($1,209)

			$626,798			($1,209)

High Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $4.6 million to $4.7 million, as measured at each quarter end.

503

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Trust	BUYS

	Canadian Dollar	589,302	$603,051	Toronto Dominion Bank	6/30/2011	$3,594

			$603,051			$3,594

	SELLS

	Canadian Dollar	3,940,000	$4,026,695	State Street Bank & Trust Company	6/30/2011	($29,266)

			$4,026,695			($29,266)

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011 the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $6.8 million to $18.3 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Trust	BUYS

	Euro	277,409	$394,045	Barclays Bank PLC	5/18/2011	($1,235)
	Euro	1,000,000	1,382,410	Citibank N.A.	5/18/2011	33,583

			$1,776,455			$32,348

	SELLS

	Euro	622,300	$864,810	JPMorgan Chase Bank	4/15/2011	($16,926)
	Euro	2,040,538	2,780,944	Citibank N.A.	5/18/2011	(108,445)
	Euro	988,476	1,354,044	UBS AG	5/18/2011	(45,631)

			$4,999,798			($171,002)

International Core Trust

504

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $125.0 million to $151.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Core Trust	BUYS

	Hong Kong Dollar	28,717,903	$3,687,455	Barclays Bank PLC	4/20/2011	$5,011
	Hong Kong Dollar	38,290,538	4,915,345	Brown Brothers Harriman & Company	4/20/2011	7,944
	Hong Kong Dollar	9,821,640	1,261,181	JPMorgan Chase Bank	4/20/2011	1,657
	Hong Kong Dollar	28,717,903	3,686,868	Morgan Stanley Capital Services, Inc.	4/20/2011	5,599
	Hong Kong Dollar	57,435,807	7,372,450	State Street Bank & Trust Company	4/20/2011	12,484
	Pound Sterling	1,319,443	2,114,304	Bank of America N.A.	4/20/2011	1,965
	Pound Sterling	1,086,222	1,738,444	Brown Brothers Harriman & Company	4/20/2011	3,760
	Pound Sterling	4,329,643	6,918,120	Deutsche Bank AG London	4/20/2011	26,242
	Pound Sterling	7,270,770	11,625,452	Mellon Bank NA	4/20/2011	36,216
	Pound Sterling	2,703,277	4,319,142	Morgan Stanley Capital Services, Inc.	4/20/2011	16,674
	Pound Sterling	2,110,217	3,402,788	State Street Bank & Trust Company	4/20/2011	(18,188)
	Singapore Dollar	20,106,605	15,686,471	Bank of America N.A.	4/20/2011	265,362
	Singapore Dollar	135,618	105,795	Barclays Bank PLC	4/20/2011	1,800
	Singapore Dollar	1,819,285	1,418,926	Mellon Bank NA	4/20/2011	24,427
	Singapore Dollar	3,638,570	2,837,390	Royal Bank of Scotland PLC	4/20/2011	49,316
	Singapore Dollar	1,819,285	1,418,579	State Street Bank & Trust Company	4/20/2011	24,774
	Swedish Krona	35,312,163	5,418,684	Bank of America N.A.	4/20/2011	171,570
	Swedish Krona	12,278,062	1,881,229	Deutsche Bank AG London	4/20/2011	62,506
	Swedish Krona	5,483,403	839,995	JPMorgan Chase Bank	4/20/2011	28,080
	Swiss Franc	5,885,534	$6,355,937	Barclays Bank PLC	4/20/2011	$52,649

			$87,004,555			$779,848

	SELLS

	Australian Dollar	2,221,000	$2,206,452	JPMorgan Chase Bank	4/20/2011	($86,294)
	Canadian Dollar	2,807,468	2,828,854	Brown Brothers Harriman & Company	4/20/2011	(65,783)

505

Canadian Dollar	4,161,809	4,205,343	Deutsche Bank AG London	4/20/2011	(85,686)
Canadian Dollar	6,121,695	6,187,655	Mellon Bank NA	4/20/2011	(124,111)
Canadian Dollar	6,121,695	6,186,192	Royal Bank of Scotland PLC	4/20/2011	(125,574)
Danish Krone	33,695,988	6,080,678	Royal Bank of Scotland PLC	4/20/2011	(322,462)
Danish Krone	33,695,988	6,085,274	State Street Bank & Trust Company	4/20/2011	(317,866)
Euro	1,608,000	2,162,692	JPMorgan Chase Bank	4/20/2011	(115,461)
Euro	816,742	1,098,928	Royal Bank of Scotland PLC	4/20/2011	(58,201)
Japanese Yen	182,699,000	2,192,726	State Street Bank & Trust Company	4/20/2011	(3,895)
New Zealand Dollar	597,992	457,942	Brown Brothers Harriman & Company	4/20/2011	2,153
New Zealand Dollar	2,329,351	1,752,487	Royal Bank of Scotland PLC	4/20/2011	(22,942)
Swedish Krona	26,210,424	4,125,143	Bank of America N.A.	4/20/2011	(24,218)
Swiss Franc	2,187,460	2,256,321	Bank of America N.A.	4/20/2011	(125,541)
Swiss Franc	5,670,802	5,843,296	Barclays Bank PLC	4/20/2011	(331,474)
Swiss Franc	1,310,412	1,350,133	Brown Brothers Harriman & Company	4/20/2011	(76,736)
Swiss Franc	5,095,765	5,237,761	Deutsche Bank AG London	4/20/2011	(310,869)
Swiss Franc	2,187,460	2,252,826	JPMorgan Chase Bank	4/20/2011	(129,035)
Swiss Franc	1,456,001	1,501,342	Mellon Bank NA	4/20/2011	(84,055)

		$64,012,045			($2,408,050)

International Equity Index Trust A

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $9.2 million to $12.1 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Equity Index
Trust A	BUYS

	Australian Dollar	700,000	$683,270	Standard Chartered Bank	4/20/2011	$39,342
	Canadian Dollar	750,000	755,150	Standard Chartered Bank	4/20/2011	18,137
	Euro	2,400,000	3,110,184	Standard Chartered Bank	4/20/2011	290,045

506

Hong Kong Dollar	5,000,000	643,476	Standard Chartered Bank	4/20/2011	(590)
Japanese Yen	325,000,000	3,918,259	Standard Chartered Bank	4/20/2011	(10,729)
Pound Sterling	1,200,000	1,868,280	Standard Chartered Bank	4/20/2011	56,413
Swedish Krona	8,000,000	1,164,280	Standard Chartered Bank	4/20/2011	102,197

		$12,142,899			$494,815

International Equity Index Trust B

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $9.1 million to $10.0 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Equity Index
Trust B	BUYS

	Australian Dollar	800,000	$780,880	Standard Chartered Bank	4/20/2011	$44,963
	Canadian Dollar	1,000,000	1,006,867	Standard Chartered Bank	4/20/2011	24,182
	Euro	2,000,000	2,591,820	Standard Chartered Bank	4/20/2011	241,704
	Hong Kong Dollar	3,500,000	450,433	Standard Chartered Bank	4/20/2011	(413)
	Japanese Yen	280,000,000	3,375,731	Standard Chartered Bank	4/20/2011	(9,244)
	Pound Sterling	800,000	1,245,520	Standard Chartered Bank	4/20/2011	37,609
	Swedish Krona	3,500,000	509,372	Standard Chartered Bank	4/20/2011	44,711

			$9,960,623			$383,512

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $32.9 million to $78.6 million, as measured at each quarter end.

507

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond
Trust	BUYS

	Australian Dollar	755,000	$739,364	Barclays Bank PLC	6/15/2011	$34,624
	Australian Dollar	755,000	739,296	HSBC Bank USA	6/15/2011	34,692
	Australian Dollar	1,995,000	1,953,285	UBS AG	6/15/2011	91,888
	Australian Dollar	2,770,000	2,707,668	Westpac Banking Corp.	6/15/2011	131,995
	Canadian Dollar	760,000	767,886	HSBC Bank USA	6/15/2011	14,749
	Canadian Dollar	2,950,000	2,996,045	Royal Bank of Canada	6/15/2011	41,813
	Canadian Dollar	1,495,000	1,514,898	UBS AG	6/15/2011	24,627
	Euro	1,100,000	1,524,710	Bank of America N.A.	6/15/2011	31,992
	Euro	540,000	745,551	HSBC Bank USA	6/15/2011	18,648
	Euro	1,632,000	2,305,608	Royal Bank of Scotland PLC	6/15/2011	3,972
	Mexican Peso	48,130,000	3,960,355	Citibank N.A.	6/15/2011	60,057
	Norwegian Krone	6,310,000	1,109,363	Citibank N.A.	6/15/2011	27,213
	Norwegian Krone	6,310,000	1,109,338	HSBC Bank USA	6/15/2011	27,238
	Pound Sterling	1,462,000	2,336,744	Barclays Bank PLC	6/15/2011	6,282
	Pound Sterling	2,171,000	3,478,634	Royal Bank of Scotland PLC	6/15/2011	647
	Swedish Krona	7,180,000	1,125,363	Bank of America N.A.	6/15/2011	8,011
	Swedish Krona	7,180,000	1,122,886	JPMorgan Chase Bank	6/15/2011	10,488
	Swiss Franc	4,195,000	4,641,871	JPMorgan Chase Bank	6/15/2011	(72,091)

			$34,878,865			$496,845

	SELLS

	Australian Dollar	1,523,000	$1,516,680	Bank of America N.A.	6/15/2011	($44,623)
	Australian Dollar	3,990,000	3,952,674	Deutsche Bank AG London	6/15/2011	(137,672)
	Australian Dollar	762,000	746,730	JPMorgan Chase Bank	6/15/2011	(34,434)
	Brazilian Real	9,740,000	5,763,314	Royal Bank of Canada	6/2/2011	(133,527)
	Canadian Dollar	2,255,000	2,298,428	Bank of America N.A.	6/15/2011	(23,732)
	Canadian Dollar	1,858,000	1,901,734	Royal Bank of Canada	6/15/2011	(11,602)
	Canadian Dollar	1,470,000	1,506,101	UBS AG	6/15/2011	(7,679)

508

Canadian Dollar	740,000	758,667	Westpac Banking Corp.	6/15/2011	(3,372)
Euro	1,100,000	1,534,093	BNP Paribas SA	6/15/2011	(22,612)
Euro	544,000	771,535	Credit Suisse London Branch	6/15/2011	1,675
Euro	1,088,000	1,537,962	Goldman Sachs International	6/15/2011	(1,758)
Euro	540,000	750,843	Royal Bank of Scotland PLC	6/15/2011	(13,356)
Mexican Peso	48,130,000	3,976,864	Royal Bank of Canada	6/15/2011	(43,547)
New Zealand Dollar	753,000	564,185	Bank of America N.A.	6/15/2011	(7,650)
New Zealand Dollar	1,505,000	1,131,917	Westpac Banking Corp.	6/15/2011	(10,994)
Norwegian Krone	6,310,000	1,124,123	Bank of America N.A.	6/15/2011	(12,453)
Norwegian Krone	1,262,000	225,293	Citibank N.A.	6/15/2011	(2,022)
Norwegian Krone	5,048,000	899,357	UBS AG	6/15/2011	(9,904)
Pound Sterling	354,000	572,099	Barclays Bank PLC	6/15/2011	4,773
Pound Sterling	354,000	574,885	BNP Paribas SA	6/15/2011	7,559
Pound Sterling	2,925,000	4,730,997	Deutsche Bank AG London	6/15/2011	43,343
Swedish Krona	7,180,000	1,116,688	Citibank N.A.	6/15/2011	(16,686)
Swedish Krona	7,180,000	1,116,526	HSBC Bank USA	6/15/2011	(16,847)
Swiss Franc	1,390,000	1,544,144	BNP Paribas SA	6/15/2011	29,962
Swiss Franc	702,000	763,674	Goldman Sachs International	6/15/2011	(1,042)
Swiss Franc	2,103,000	2,296,306	UBS AG	6/15/2011	5,425

		$43,675,819			($462,775)

Mutual Shares Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the portfolio. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $137.6million to $168.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Trust	BUYS

	Danish Krone	8,990,911	$1,681,403	Deutsche Bank AG London	4/26/2011	$26,963
	Danish Krone	1,168,510	219,103	State Street Bank & Trust Company	4/26/2011	2,926

509

Danish Krone	616,895	114,041	Svenska Handelsbanken	4/26/2011	3,175
Euro	168,000	233,228	Barclays Bank PLC	4/15/2011	4,811
Japanese Yen	40,746,994	500,013	Bank of America N.A.	4/20/2011	(10,105)
Japanese Yen	28,340,441	341,748	Deutsche Bank AG London	4/20/2011	(1,006)
Pound Sterling	1,116,868	1,790,330	Deutsche Bank AG London	5/12/2011	530
Swiss Franc	610,914	640,170	Bank of America N.A.	5/10/2011	25,142
Swiss Franc	1,798,585	1,870,134	Deutsche Bank AG London	5/10/2011	88,604
Swiss Franc	222,000	231,939	State Street Bank & Trust Company	5/10/2011	9,829

		$7,622,109			$150,869

SELLS

Danish Krone	13,195,550	2,379,120	State Street Bank & Trust Company	4/26/2011	(128,171)
Euro	226,209	304,631	Bank of America N.A.	4/15/2011	(15,884)
Euro	217,411	295,570	Barclays Bank PLC	4/15/2011	(12,479)
Euro	4,692,984	6,387,393	Deutsche Bank AG London	4/15/2011	(262,090)
Euro	1,930,000	2,622,716	HSBC Bank PLC	4/15/2011	(111,899)
Euro	36,189,188	48,195,428	State Street Bank & Trust Company	4/15/2011	(3,080,980)
Japanese Yen	3,216,135	39,000	Bank of America N.A.	4/20/2011	332
Japanese Yen	234,426,233	2,892,152	Barclays Bank PLC	4/20/2011	73,605
Japanese Yen	94,532,541	1,145,702	Deutsche Bank AG London	4/20/2011	9,121
Norwegian Krone	29,692,872	5,054,966	Bank of America N.A.	5/18/2011	(301,712)
Pound Sterling	28,470,814	45,667,185	Deutsche Bank AG London	5/12/2011	15,228
Pound Sterling	1,075,000	1,734,088	HSBC Bank PLC	5/12/2011	10,363
Swiss Franc	302,500	317,419	Bank of America N.A.	5/10/2011	(12,017)
Swiss Franc	7,878,746	8,179,590	Deutsche Bank AG London	5/10/2011	(400,713)
Swiss Franc	4,616,773	4,787,197	State Street Bank & Trust Company	5/10/2011	(240,673)

		$130,002,157			($4,457,969)

New Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $356.7 million to $505.0 million, as measured at each quarter end.

510

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

New Income Trust	BUYS

	Brazilian Real	31,320,000	$18,890,232	Morgan Stanley Company, Inc.	4/4/2011	$293,307
	Chilean Peso	3,615,600,000	7,498,911	Credit Suisse London Branch	5/9/2011	44,757
	Chinese Yuan Renminbi	42,000,000	6,293,078	State Street Bank London	7/8/2011	155,963
	Chinese Yuan Renminbi	47,740,000	7,321,524	Morgan Stanley Company, Inc.	12/19/2011	74,204
	Chinese Yuan Renminbi	102,140,000	15,659,640	State Street Bank London	12/19/2011	163,562
	New Russian Ruble	199,950,000	6,852,296	Goldman Sachs & Company	5/25/2011	153,113
	New Russian Ruble	864,020,000	30,035,110	Citibank N.A.	6/10/2011	200,147
	Norwegian Krone	87,355,000	14,966,441	Morgan Stanley	4/26/2011	811,562
	Norwegian Krone	76,980,000	13,819,722	Deutsche Bank AG London	6/28/2011	36,481
	Polish Zloty	20,360,000	7,104,845	Credit Suisse Securities, Ltd.	5/10/2011	43,429
	Polish Zloty	22,275,000	7,671,775	Credit Suisse Securities, Ltd.	6/3/2011	133,497
	Pound Sterling	4,795,000	7,413,741	Credit Suisse Securities, Ltd.	4/11/2011	277,789
	Pound Sterling	8,860,000	14,291,357	Morgan Stanley Company, Inc.	6/28/2011	(95,268)
	Singapore Dollar	19,000,000	14,863,723	Morgan Stanley	4/21/2011	210,203
	Singapore Dollar	19,225,000	15,003,824	Standard Chartered Bank	4/21/2011	248,609
	Singapore Dollar	9,095,000	7,129,978	Standard Chartered Bank	5/23/2011	86,200
	South Korean Won	8,468,385,000	7,498,127	Standard Chartered Bank	5/17/2011	228,512
	South Korean Won	8,824,680,000	7,751,146	Morgan Stanley Company, Inc.	5/31/2011	303,757
	South Korean Won	15,763,080,000	13,936,062	Standard Chartered Bank	6/14/2011	457,966
	Swedish Krona	95,800,000	15,083,051	Morgan Stanley Company, Inc.	6/16/2011	38,336

			$239,084,583			$3,866,126

	SELLS

	Brazilian Real	31,320,000	$18,466,981	Morgan Stanley	4/4/2011	($716,555)
	Brazilian Real	31,480,000	18,610,701	Morgan Stanley Company, Inc.	7/5/2011	(314,962)
	Canadian Dollar	19,275,000	19,570,713	Royal Bank of Canada	5/24/2011	(288,150)
	Chilean Peso	3,615,600,000	7,517,934	Credit Suisse London Branch	5/9/2011	(25,734)
	Euro	5,395,000	7,375,076	Morgan Stanley	4/21/2011	(268,208)
	Euro	5,645,000	7,683,861	Credit Suisse Securities, Ltd.	5/10/2011	(310,666)

511

Euro	2,380,000	3,277,843	Deutsche Bank AG	5/10/2011	(92,746)
Euro	56,190,000	77,969,120	Morgan Stanley Company, Inc.	6/28/2011	(1,558,662)
Euro	17,725,000	24,926,136	Royal Bank of Canada	6/28/2011	(150,687)
Japanese Yen	574,160,000	7,005,198	UBS AG London	4/21/2011	101,937
Japanese Yen	652,630,000	7,838,260	Citibank N.A.	5/23/2011	(10,005)
Japanese Yen	1,133,250,000	13,765,563	Deutsche Bank AG London	6/8/2011	135,975
Japanese Yen	648,525,000	7,931,378	Standard Chartered Bank	6/16/2011	130,903
Japanese Yen	1,105,650,000	13,670,252	Citibank N.A.	6/28/2011	369,752
Mexican Peso	159,925,000	13,086,617	Goldman Sachs International	6/1/2011	(288,324)
Singapore Dollar	9,505,000	7,450,227	Citibank N.A.	4/21/2011	(90,702)
South African Rand	69,040,000	9,732,442	Goldman Sachs International	4/13/2011	(460,100)

		$265,878,302			($3,836,934)

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $25.5 million to $36.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond Trust	BUYS

	Brazilian Real	1,591,218	$937,887	Barclays Capital	4/4/2011	$36,737
	Brazilian Real	1,591,218	939,326	Citibank N.A.	6/2/2011	24,038
	Canadian Dollar	1,090,000	1,115,269	BNP Paribas SA	6/20/2011	7,067
	Chinese Yuan Renminbi	461,000	71,751	Barclays Capital	11/15/2011	(489)
	Chinese Yuan Renminbi	2,775,519	427,233	Citibank N.A.	11/15/2011	1,813
	Chinese Yuan Renminbi	3,242,426	504,253	JPMorgan Chase Bank	11/15/2011	(3,032)
	Euro	187,000	254,087	Citibank N.A.	4/19/2011	10,853
	Indian Rupee	49,890,010	1,063,299	Barclays Capital	8/12/2011	29,087
	Indian Rupee	6,800,000	145,455	Deutsche Bank AG London	8/12/2011	3,438
	Malaysian Ringgit	104,618	34,000	Citibank N.A.	5/11/2011	457

512

	Malaysian Ringgit	640,318	207,096	Barclays Capital	8/11/2011	2,489
	Malaysian Ringgit	570,000	184,802	Citibank N.A.	8/11/2011	1,767
	Malaysian Ringgit	122,885	39,930	HSBC Bank USA	8/11/2011	292
	Malaysian Ringgit	100,000	32,452	JPMorgan Chase Bank	8/11/2011	280
	Mexican Peso	3,144,420	260,000	HSBC Bank USA	7/7/2011	2,167
	Mexican Peso	1,208,900	100,000	Morgan Stanley Company, Inc.	7/7/2011	793
	Singapore Dollar	431,120	336,848	Bank of America N.A.	6/9/2011	5,227
	Singapore Dollar	202,821	158,631	Barclays Bank PLC	9/9/2011	2,348
	Singapore Dollar	100,000	78,131	Citibank N.A.	9/9/2011	1,239
	South Korean Won	49,800,000	44,334	Barclays Capital	5/9/2011	1,094
	South Korean Won	716,300,000	634,723	Citibank N.A.	5/9/2011	18,689
	South Korean Won	454,600,000	400,000	Deutsche Bank AG London	5/9/2011	14,688
	South Korean Won	40,120,000	35,354	Goldman Sachs International	5/9/2011	1,243
	South Korean Won	94,000,000	83,734	HSBC Bank USA	5/9/2011	2,013
	South Korean Won	217,700,000	191,970	JPMorgan Chase Bank	5/9/2011	6,617
	South Korean Won	189,000,000	167,057	Royal Bank of Scotland PLC	5/9/2011	5,350
	South Korean Won	113,820,000	100,000	UBS AG	5/9/2011	3,827

			$8,547,622			$180,092

	SELLS

	Australian Dollar	1,841,725	$1,800,498	Deutsche Bank AG London	4/29/2011	($98,608)
	Brazilian Real	1,591,218	952,255	Citibank N.A.	4/4/2011	(22,368)
	Euro	364,000	504,137	BNP Paribas SA	4/19/2011	(11,575)
	Euro	613,000	842,323	Citibank N.A.	4/19/2011	(26,169)
	Euro	699,000	946,923	JPMorgan Chase Bank	4/19/2011	(43,412)
	Euro	2,774,000	3,788,467	UBS AG	4/19/2011	(141,707)
	Japanese Yen	15,796,000	199,944	Deutsche Bank AG London	4/14/2011	10,032
	Japanese Yen	560,000,000	6,829,268	Citibank N.A.	4/27/2011	96,037
	Pound Sterling	674,000	1,082,060	Bank of America N.A.	6/13/2011	1,860

			$16,945,875			($235,910)

Small Cap Growth Trust

513

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values up to approximately $3.2 million. At March 31, 2011, the Portfolio held no foreign currency contracts.

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $324.7 million to $1.1 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Strategic Income
Opportunities Trust	BUYS

	Australian Dollar	5,000,226	$5,050,978	Bank of Nova Scotia	6/30/2011	$65,357
	Canadian Dollar	9,814,400	10,000,000	Bank of Montreal	6/30/2011	103,255
	Canadian Dollar	58,600,196	59,804,052	Bank of Nova Scotia	6/30/2011	520,851
	Euro	6,500,000	9,196,850	Standard Chartered Bank	6/30/2011	(1,248)
	New Zealand Dollar	8,800,000	6,561,544	Bank of Nova Scotia	6/30/2011	114,330
	Pound Sterling	6,300,000	10,078,420	Canadian Imperial Bank of Commerce	6/30/2011	15,526
	Pound Sterling	6,500,000	10,507,965	State Street Bank & Trust Company	6/30/2011	(93,577)
	Pound Sterling	15,000,000	24,010,200	UBS AG	6/30/2011	23,004

			$135,210,009			$747,498

	SELLS

	Canadian Dollar	9,818,456	$10,078,420	Canadian Imperial Bank of Commerce	6/30/2011	($29,010)
	Euro	11,677,231	16,534,960	Canadian Imperial Bank of Commerce	6/30/2011	15,088
	Euro	6,500,000	9,200,750	Standard Chartered Bank	6/30/2011	5,148
	Pound Sterling	6,300,000	10,070,991	Canadian Imperial Bank of Commerce	6/30/2011	(22,955)
	Pound Sterling	74,205,731	119,471,226	Royal Bank of Canada	6/30/2011	577,797
	Pound Sterling	15,000,000	24,092,250	UBS AG	6/30/2011	59,046

			$189,448,597			$605,114

Total Return Trust

514

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $648.1 million to $732.9 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Trust	BUYS

	Australian Dollar	11,222,000	$10,971,974	Royal Bank of Scotland PLC	4/29/2011	$599,660
	Brazilian Real	99,809,817	58,829,316	Barclays Capital	4/4/2011	2,304,312
	Brazilian Real	99,809,817	58,947,447	HSBC Bank USA	6/2/2011	1,479,928
	Canadian Dollar	3,277,000	3,352,968	BNP Paribas SA	6/20/2011	21,246
	Canadian Dollar	1,882,000	1,903,057	Deutsche Bank AG London	6/20/2011	34,773
	Chinese Yuan Renminbi	10,414,000	1,607,004	Barclays Capital	11/15/2011	2,813
	Chinese Yuan Renminbi	31,089,450	4,842,216	HSBC Bank USA	11/15/2011	(36,345)
	Chinese Yuan Renminbi	36,651,000	5,698,086	JPMorgan Chase Bank	11/15/2011	(32,499)
	Chinese Yuan Renminbi	7,068,475	1,092,331	Royal Bank of Scotland PLC	11/15/2011	328
	Chinese Yuan Renminbi	37,011,000	5,788,758	Barclays Capital	2/13/2012	(41,533)
	Euro	1,701,000	2,411,697	BNP Paribas SA	4/19/2011	(1,738)
	Euro	712,000	994,664	Deutsche Bank AG London	4/19/2011	14,090
	Euro	3,327,000	4,679,529	Royal Bank of Canada	4/19/2011	34,129
	Indian Rupee	32,515,000	700,000	Bank of America N.A.	5/9/2011	24,523
	Indian Rupee	113,409,000	2,465,551	Barclays Capital	5/9/2011	61,510
	Indian Rupee	205,971,000	4,453,070	JPMorgan Chase Bank	5/9/2011	136,525
	Indian Rupee	92,230,000	2,000,000	Morgan Stanley Company, Inc.	5/9/2011	55,136
	Indian Rupee	263,358,000	5,610,524	Morgan Stanley Company, Inc.	8/12/2011	155,936
	Indonesian Rupiah	7,943,400,000	900,000	Barclays Capital	4/15/2011	10,676
	Indonesian Rupiah	4,872,290,000	530,000	Citibank N.A.	4/15/2011	28,587
	Indonesian Rupiah	20,439,900,000	2,300,000	JPMorgan Chase Bank	4/15/2011	43,344
	Indonesian Rupiah	7,296,000,000	800,000	Morgan Stanley Company, Inc.	4/15/2011	36,454
	Indonesian Rupiah	15,297,120,000	1,650,971	Barclays Capital	7/27/2011	72,768
	Indonesian Rupiah	1,606,500,000	170,000	BNP Paribas SA	7/27/2011	11,027
	Indonesian Rupiah	28,115,000,000	3,033,017	Citibank N.A.	7/27/2011	135,092

515

Indonesian Rupiah	27,761,200,000	2,969,048	HSBC Bank USA	7/27/2011	159,193
Indonesian Rupiah	6,148,000,000	669,790	JPMorgan Chase Bank	7/27/2011	22,991
Indonesian Rupiah	1,417,500,000	150,000	Royal Bank of Scotland PLC	7/27/2011	9,729
Indonesian Rupiah	11,922,000,000	1,285,391	Deutsche Bank AG London	10/31/2011	38,484
Indonesian Rupiah	25,167,300,000	2,726,221	Royal Bank of Scotland PLC	10/31/2011	68,475
Indonesian Rupiah	40,551,590,000	4,471,944	Bank of America N.A.	1/31/2012	(29,820)
Malaysian Ringgit	5,500,000	1,780,106	Barclays Capital	8/11/2011	20,118
Malaysian Ringgit	10,500,000	3,403,339	Citibank N.A.	8/11/2011	33,453
Malaysian Ringgit	3,084,282	1,002,204	HSBC Bank USA	8/11/2011	7,323
Malaysian Ringgit	1,800,000	584,131	JPMorgan Chase Bank	8/11/2011	5,033
Mexican Peso	430,279,957	35,437,624	Citibank N.A.	7/7/2011	437,139
Mexican Peso	9,004,143	729,161	Deutsche Bank AG London	7/7/2011	21,563
Mexican Peso	95,303,960	7,800,000	HSBC Bank USA	7/7/2011	146,006
Mexican Peso	13,459,050	1,100,000	Morgan Stanley Company, Inc.	7/7/2011	22,154
Mexican Peso	4,894,940	400,000	UBS AG	7/7/2011	8,118
Norwegian Krone	5,034,000	894,668	Barclays Bank PLC	5/5/2011	14,145
Philippine Peso	26,400,000	600,000	Bank of America N.A.	4/15/2011	8,012
Philippine Peso	12,744,000	300,000	Barclays Capital	4/15/2011	(6,496)
Philippine Peso	28,217,500	650,000	Citibank N.A.	4/15/2011	(129)
Philippine Peso	23,902,000	550,000	JPMorgan Chase Bank	4/15/2011	482
Philippine Peso	9,000,000	208,720	Bank of America N.A.	6/15/2011	(1,866)
Philippine Peso	195,946,000	4,400,000	Barclays Capital	6/15/2011	103,578
Philippine Peso	89,800,000	2,068,634	Citibank N.A.	6/15/2011	(4,691)
Philippine Peso	33,439,000	766,849	Deutsche Bank AG London	6/15/2011	1,705
Philippine Peso	15,383,000	351,451	HSBC Bank USA	6/15/2011	2,109
Philippine Peso	148,679,000	3,379,704	JPMorgan Chase Bank	6/15/2011	37,500
Philippine Peso	22,755,000	529,371	Royal Bank of Scotland PLC	6/15/2011	(6,375)
Philippine Peso	46,835,377	1,055,476	Barclays Capital	11/15/2011	14,435
Philippine Peso	144,242,000	3,286,116	Citibank N.A.	11/15/2011	8,962
Philippine Peso	19,822,500	450,000	Deutsche Bank AG London	11/15/2011	2,827
Philippine Peso	21,960,000	500,000	Goldman Sachs International	11/15/2011	1,656
Philippine Peso	57,065,000	1,300,000	JPMorgan Chase Bank	11/15/2011	3,598
Philippine Peso	91,263,500	2,095,843	Morgan Stanley Company, Inc.	3/15/2012	(16,948)

516

Singapore Dollar	1,394,346	1,100,000	Citibank N.A.	5/9/2011	6,268
Singapore Dollar	7,390,215	5,774,743	Bank of America N.A.	6/9/2011	89,075
Singapore Dollar	514,560	400,000	Citibank N.A.	6/9/2011	8,281
Singapore Dollar	2,778,010	2,131,412	Deutsche Bank AG London	6/9/2011	72,820
Singapore Dollar	3,174,870	2,450,000	Goldman Sachs International	6/9/2011	69,123
Singapore Dollar	1,623,915	1,250,000	JPMorgan Chase Bank	6/9/2011	38,507
Singapore Dollar	515,280	400,000	JPMorgan Chase Bank	6/9/2011	8,853
Singapore Dollar	2,233,960	1,697,190	Royal Bank of Scotland PLC	6/9/2011	75,362
Singapore Dollar	1,200,000	938,545	Barclays Bank PLC	9/9/2011	13,893
Singapore Dollar	2,300,000	1,798,158	Citibank N.A.	9/9/2011	27,349
Singapore Dollar	1,800,000	1,411,377	Deutsche Bank AG London	9/9/2011	17,280
Singapore Dollar	3,457,098	2,709,883	JPMorgan Chase Bank	9/9/2011	34,010
Singapore Dollar	2,500,000	1,957,433	Royal Bank of Scotland PLC	9/9/2011	26,813
South African Rand	11,848,150	1,700,000	JPMorgan Chase Bank	4/28/2011	45,486
South African Rand	11,162,400	1,600,000	Morgan Stanley Company, Inc.	4/28/2011	44,460
South African Rand	77,142,135	11,276,441	JPMorgan Chase Bank	7/28/2011	(61,520)
South African Rand	3,800,750	500,000	Barclays Bank PLC	9/13/2011	48,783
South African Rand	2,279,700	300,000	Morgan Stanley Company, Inc.	9/13/2011	29,161
South African Rand	1,520,000	200,000	UBS AG	9/13/2011	19,470
South Korean Won	569,150,000	500,000	Bank of America N.A.	5/9/2011	19,181
South Korean Won	687,100,000	613,211	Barclays Capital	5/9/2011	13,565
South Korean Won	4,473,420,000	3,977,016	Citibank N.A.	5/9/2011	103,657
South Korean Won	528,710,300	470,083	Goldman Sachs International	5/9/2011	12,209
South Korean Won	1,025,750,000	902,637	HSBC Bank USA	5/9/2011	33,057
South Korean Won	18,445,904,000	16,050,124	JPMorgan Chase Bank	5/9/2011	776,310
South Korean Won	12,465,417,000	11,100,000	Morgan Stanley Company, Inc.	5/9/2011	271,008
South Korean Won	906,000,000	800,813	Royal Bank of Scotland PLC	5/9/2011	25,644
South Korean Won	929,200,000	800,000	UBS AG	5/9/2011	47,620
South Korean Won	1,352,760,000	1,200,000	Goldman Sachs International	8/12/2011	36,287
South Korean Won	350,180,000	311,479	Morgan Stanley Company, Inc.	8/12/2011	8,551
South Korean Won	439,000,000	393,193	Royal Bank of Scotland PLC	8/12/2011	8,009
Swedish Krona	1,271,000	199,007	Morgan Stanley Company, Inc.	5/5/2011	2,059
Swiss Franc	647,000	692,645	Morgan Stanley Company, Inc.	5/5/2011	11,938

517

Taiwan Dollar	14,363,000	472,156	Bank of America N.A.	4/6/2011	16,298
Taiwan Dollar	68,628,380	2,328,912	Barclays Capital	4/6/2011	4,992
Taiwan Dollar	39,526,088	1,321,987	Deutsche Bank AG London	4/6/2011	22,211
Taiwan Dollar	14,739,292	487,088	JPMorgan Chase Bank	4/6/2011	14,163
Taiwan Dollar	68,628,380	2,394,570	Barclays Capital	1/11/2012	(40,031)

		$358,238,074			$8,283,407

SELLS

Australian Dollar	75,000	$75,300	JPMorgan Chase Bank	4/29/2011	($2,037)
Brazilian Real	99,809,817	59,730,591	HSBC Bank USA	4/4/2011	(1,403,037)
Euro	164,000	229,264	Barclays Bank PLC	4/19/2011	(3,089)
Euro	736,000	1,011,407	Citibank N.A.	4/19/2011	(31,350)
Euro	1,962,000	2,679,338	Deutsche Bank AG London	4/19/2011	(100,403)
Euro	2,900,000	3,928,581	JPMorgan Chase Bank	4/19/2011	(180,108)
Euro	5,988,000	8,463,439	Morgan Stanley Company, Inc.	4/19/2011	(20,295)
Euro	61,717,000	83,199,206	UBS AG	4/19/2011	(4,240,781)
Indonesian Rupiah	40,551,590,000	4,647,747	Bank of America N.A.	4/15/2011	(1,314)
Japanese Yen	488,888,000	6,096,392	Citibank N.A.	4/14/2011	218,602
Japanese Yen	469,715,000	5,857,453	Citibank N.A.	4/18/2011	210,052
Japanese Yen	15,270,000,000	185,766,424	Bank of America N.A.	4/25/2011	2,167,637
Philippine Peso	91,263,500	2,101,877	Morgan Stanley Company, Inc.	4/15/2011	8
Pound Sterling	3,902,000	6,264,388	Bank of America N.A.	6/13/2011	10,766
Taiwan Dollar	14,363,000	487,410	Bank of America N.A.	4/6/2011	(1,045)
Taiwan Dollar	68,628,380	2,330,731	Barclays Capital	4/6/2011	(3,173)
Taiwan Dollar	39,526,088	1,341,322	Deutsche Bank AG London	4/6/2011	(2,875)
Taiwan Dollar	14,739,292	500,180	JPMorgan Chase Bank	4/6/2011	(1,072)

		$374,711,050			($3,383,514)

Utilities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $26.5 million to $27.8 million, as measured at each quarter end.

518

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Utilities Trust	BUYS

	Euro	76,480	$108,654	Brown Brothers Harriman & Company	4/12/2011	($283)
	Euro	247,431	343,880	Citibank N.A.	4/12/2011	6,725
	Euro	172,037	234,659	Deutsche Bank AG London	4/12/2011	9,114
	Euro	13,735	19,346	Goldman Sachs International	4/12/2011	117
	Euro	287,065	394,019	HSBC Bank USA	4/12/2011	12,746
	Euro	204,874	283,428	JPMorgan Chase Bank	4/12/2011	6,874
	Pound Sterling	29,188	47,084	Barclays Bank PLC	4/12/2011	(264)
	Pound Sterling	375,000	610,328	Deutsche Bank AG London	4/12/2011	(8,807)
	Pound Sterling	69,558	108,313	Goldman Sachs International	4/12/2011	3,263
	Pound Sterling	128,898	203,471	HSBC Bank USA	4/12/2011	3,288
	Pound Sterling	270,133	417,298	UBS AG	4/12/2011	16,009

			$2,770,480			$48,782

	SELLS

	Euro	356,961	$504,115	Barclays Bank PLC	4/12/2011	($1,692)
	Euro	50,205	71,270	Citibank N.A.	4/12/2011	131
	Euro	391,412	527,265	Credit Suisse London Branch	4/12/2011	(27,358)
	Euro	1,321,426	1,706,846	Deutsche Bank AG London	4/12/2011	(165,589)
	Euro	37,088	50,866	Goldman Sachs International	4/12/2011	(1,687)
	Euro	115,682	156,706	HSBC Bank USA	4/12/2011	(7,213)
	Euro	53,308	72,958	JPMorgan Chase Bank	4/12/2011	(2,579)
	Euro	39,237	55,265	Morgan Stanley Capital Services, Inc.	4/12/2011	(334)
	Euro	49,972	66,715	UBS AG	4/12/2011	(4,094)
	Euro	8,590,365	11,853,887	UBS AG	6/15/2011	(303,057)
	Pound Sterling	2,947,959	4,575,528	Barclays Bank PLC	4/12/2011	(153,160)
	Pound Sterling	148,018	235,350	Credit Suisse London Branch	4/12/2011	(2,079)
	Pound Sterling	2,804,767	4,345,040	Deutsche Bank AG London	4/12/2011	(153,961)
	Pound Sterling	112,387	179,683	Goldman Sachs International	4/12/2011	(593)

519

			Brown Brothers Harriman & Company
Pound Sterling	351,075	565,366	HSBC Bank USA	4/12/2011	2,222
Pound Sterling	42,600	68,820	JPMorgan Chase Bank	4/12/2011	487

		$25,035,680			($820,556)

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter (OTC) or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Portfolio.

During the period ended March 31, 2011, the Portfolios used purchased options for the following reasons: Real Return Bond Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio and Strategic Income Opportunities Trust used purchased options to manage against currency exchange rates. During the period ended March 31, 2011, Real Return Bond Trust and Strategic Income Opportunities Trust held purchased options with market values ranging from approximately $13.0 thousand to $13.8 thousand and $15.2 thousand to $826.8 thousand, respectively, as measured at each quarter end.

The following tables summarize the Portfolios’ written options activities during the period ended March 31, 2011. In addition the table details how the Portfolios used written option contracts during the period ended March 31, 2011.

	Number of Contracts	Premiums Received
Capital Appreciation Value Trust

Outstanding, beginning of period	4,125	$763,873
Options written	3,711	567,345

520

Options closed	(1,509)	(386,670)
Options expired	(94)	(7,749)
Outstanding, end of period	6,233	$936,799

Global Bond Trust

Outstanding, beginning of period	411,780,598	$2,952,206
Options written	35,601,078	846,992
Options closed	(80,600,000)	(84,126)
Options expired	(131,180,672)	(1,084,278)
Outstanding, end of period	235,601,004	$2,630,794

Health Sciences Trust

Outstanding, beginning of period	5,762	$3,722,853
Options written	3,903	2,120,119
Options closed	(1,731)	(1,164,447)
Options expired	(2,437)	(1,517,905)
Outstanding, end of period	5,497	$3,160,620

Real Return Bond Trust

Outstanding, beginning of period	40,500,110	$369,600
Options written	8,100,032	45,336
Options closed	(12,700,106)	(102,285)
Options expired	-	-
Outstanding, end of period	35,900,036	$312,651

Total Return Trust

Outstanding, beginning of period	1,103,801,552	$10,622,174
Options written	77,700,736	780,637
Options closed	-	-
Options expired	(155,500,122)	(734,894)
Outstanding, end of period	1,026,002,166	$10,667,917

Value and Restructuring Trust

521

Outstanding, beginning of period	660	$122,695
Options written	268	74,312
Options closed	(460)	(98,512)
Options expired	(209)	(22,925)
Outstanding, end of period	259	$75,570

Options on Securities

Capital Appreciation Value Trust

The Portfolio used written options to manage against anticipated changes in securities markets and as a substitute for securities purchased.

		EXERCISE		NUMBER OF
PORTFOLIO	NAME OF ISSUER	PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Trust	CALLS

	AT&T, Inc.	$30.00	Jan 2012	1,960	$223,089	($358,680)
	JPMorgan Chase & Company	50.00	Jan 2012	935	250,667	(212,245)
	JPMorgan Chase & Company	55.00	Jan 2012	152	20,368	(15,200)
	Pfizer, Inc.	22.50	Jan 2012	1,161	77,962	(81,270)
	Procter & Gamble Company	65.00	Jan 2012	20	4,660	(3,260)
	Procter & Gamble Company	70.00	Jan 2012	921	168,914	(52,497)
	Procter & Gamble Company	67.50	Jan 2012	330	47,522	(32,670)
	Wells Fargo & Company	35.00	Jan 2012	754	143,617	(140,244)

				6,233	$936,799	($896,066)

Health Sciences Trust

The Portfolio used written options to manage against anticipated changes in securities markets and as a substitute for securities purchased.

		EXERCISE		NUMBER OF
PORTFOLIO	NAME OF ISSUER	PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Trust	CALLS

522

Alexion Pharmaceuticals, Inc.	$90.00	May 2011	28	$8,736	($28,560)
Alexion Pharmaceuticals, Inc.	95.00	May 2011	28	5,661	(18,760)
Alexion Pharmaceuticals, Inc.	100.00	Aug 2011	6	1,482	(4,200)
Allergan, Inc.	80.00	Apr 2011	14	2,988	(70)
Allergan, Inc.	80.00	Jan 2012	12	4,404	(3,600)
Amgen, Inc.	62.50	Jul 2011	81	11,758	(1,701)
Catalyst Health Scolutions, Inc.	60.00	Jun 2011	15	4,080	(3,150)
Celgene Corp.	55.00	Apr 2011	28	2,888	(7,672)
Celgene Corp.	65.00	Apr 2011	28	3,052	(140)
Celgene Corp.	57.50	Jul 2011	28	5,656	(9,380)
Celgene Corp.	60.00	Jul 2011	14	1,806	(2,940)
Celgene Corp.	67.50	Jul 2011	55	6,435	(2,365)
Celgene Corp.	75.00	Jan 2012	57	15,504	(4,275)
Cephalon, Inc.	60.00	May 2011	56	12,152	(91,280)
Cephalon, Inc.	65.00	May 2011	56	15,609	(64,400)
Cephalon, Inc.	70.00	May 2011	14	3,983	(9,940)
Cephalon, Inc.	65.00	Aug 2011	14	3,248	(16,800)
Cephalon, Inc.	70.00	Aug 2011	56	8,232	(44,800)
Community Health Systems, Inc.	40.00	Jun 2011	84	10,732	(20,160)
Edwards Lifesciences Corp.	90.00	May 2011	42	14,551	(14,700)
Express Scripts, Inc.	60.00	May 2011	42	5,838	(2,310)
Express Scripts, Inc.	62.50	May 2011	28	3,696	(672)
Express Scripts, Inc.	70.00	Jan 2012	13	2,925	(1,463)
Gilead Sciences, Inc.	40.00	May 2011	110	13,353	(36,850)
Human Genome Sciences, Inc.	31.00	Apr 2011	152	25,702	(1,976)
Illumina, Inc.	90.00	Jan 2012	4	928	(950)
Incyte Corp.	20.00	Jun 2011	55	6,087	(1,375)
Intuitive Surgical, Inc.	300.00	Jan 2012	8	23,109	(49,840)
Monsanto Company	85.00	Jan 2012	41	16,482	(14,145)
Stryker Corp.	70.00	Jan 2012	114	23,602	(23,370)
Teva Pharmaceutical Industries Ltd.	57.50	Jun 2011	56	7,616	(1,176)
UnitedHealth Group, Inc.	50.00	Jan 2012	84	8,992	(20,328)
Valeant Pharmaceuticals International	45.00	Jul 2011	27	3,540	(19,980)

523

Valeant Pharmaceuticals International	60.00	Jan 2012	56	17,192	(21,840)
Vertex Pharmaceuticals, Inc.	55.00	Jul 2011	42	5,334	(9,240)
Vertex Pharmaceuticals, Inc.	60.00	Jul 2011	42	6,874	(4,410)

			1,590	$314,227	($558,818)

PUTS

Abbott Labs	$55.00	Jan 2012	14	$12,908	($11,480)
Acorda Therapeutics, Inc.	25.00	Jan 2012	33	17,226	(15,180)
Agilent Technologies, Inc.	45.00	Jan 2012	14	10,599	(7,700)
Alexion Pharmaceuticals, Inc.	100.00	May 2011	11	6,678	(5,720)
Alexion Pharmaceuticals, Inc.	60.00	May 2011	28	18,109	(840)
Alexion Pharmaceuticals, Inc.	70.00	May 2011	11	9,348	(275)
Alexion Pharmaceuticals, Inc.	75.00	May 2011	20	19,104	(450)
Alexion Pharmaceuticals, Inc.	90.00	May 2011	8	4,276	(1,240)
Alexion Pharmaceuticals, Inc.	95.00	May 2011	6	2,922	(1,710)
Allscripts Healthcare Solutions	25.00	Jan 2012	56	26,068	(28,280)
AMAG Pharmaceuticals, Inc.	20.00	Jan 2012	22	9,399	(10,780)
AmerisourceBergen Corp.	40.00	Jan 2012	56	38,471	(21,840)
Amgen, Inc.	60.00	Jul 2011	6	3,072	(4,215)
Amgen, Inc.	57.50	Jan 2012	8	4,903	(5,580)
Amgen, Inc.	60.00	Jan 2012	25	19,722	(21,625)
Amylin Pharmaceuticals, Inc.	12.50	Jan 2012	15	4,530	(4,185)
Amylin Pharmaceuticals, Inc.	20.00	Jan 2012	14	8,638	(12,600)
Amylin Pharmaceuticals, Inc.	25.00	Jan 2012	15	10,279	(20,663)
Athenahealth, Inc.	49.00	Sep 2011	28	28,475	(22,540)
Baxter International, Inc.	50.00	Jan 2012	14	7,448	(4,585)
Becton Dickinson & Company	90.00	Jun 2011	14	14,694	(14,840)
Boston Scientific Corp.	12.50	Jan 2012	14	7,308	(7,455)
Bristol Myers Squibb Company	27.50	Jan 2012	42	12,096	(12,600)
Cardinal Health, Inc.	45.00	Jan 2012	56	40,151	(33,880)
Celgene Corp.	50.00	Apr 2011	3	615	(18)
Celgene Corp.	55.00	Apr 2011	14	1,400	(336)
Celgene Corp.	50.00	Jul 2011	3	1,033	(294)

524

Celgene Corp.	57.50	Jul 2011	14	6,188	(4,410)
Celgene Corp.	55.00	Jan 2012	14	10,808	(6,762)
Celgene Corp.	60.00	Jan 2012	19	17,823	(13,585)
Celgene Corp.	65.00	Jan 2012	19	22,015	(19,475)
Celgene Corp.	70.00	Jan 2012	27	41,093	(36,720)
Cerner Corp.	100.00	Jan 2012	14	17,458	(8,890)
Covance, Inc.	65.00	Aug 2011	22	20,174	(24,750)
Covidien PLC	50.00	Jul 2011	42	26,859	(7,665)
Covidien PLC	52.50	Jul 2011	42	32,213	(12,390)
Covidien PLC	55.00	Jul 2011	14	13,118	(6,300)
Covidien PLC	60.00	Jul 2011	6	5,922	(5,130)
Cubist Pharmaceuticals, Inc.	25.00	Jan 2012	1	497	(430)
Davita, Inc.	65.00	Apr 2011	17	10,748	(255)
Davita, Inc.	70.00	Jul 2011	14	7,311	(1,050)
Davita, Inc.	75.00	Jul 2011	14	11,158	(1,925)
Dendreon Corp.	60.00	Jan 2012	19	33,594	(44,318)
Dentsply International, Inc.	45.00	Oct 2011	56	43,639	(47,600)
DepoMed, Inc.	7.50	Jun 2011	56	12,152	(1,400)
DepoMed, Inc.	10.00	Sep 2011	42	11,846	(6,405)
Edwards Lifesciences Corp.	90.00	May 2011	42	31,163	(26,460)
Edwards Lifesciences Corp.	90.00	Jan 2012	28	28,755	(29,680)
Edwards Lifesciences Corp.	95.00	Jan 2012	70	76,509	(92,750)
Express Scripts, Inc.	65.00	May 2011	36	28,744	(34,470)
Express Scripts, Inc.	60.00	Jan 2012	17	16,479	(13,388)
Express Scripts, Inc.	65.00	Jan 2012	31	32,706	(35,030)
Forest Laboratories, Inc.	35.00	Jan 2012	28	13,160	(12,320)
Genzyme Corp.	75.00	Apr 2011	14	8,638	(126)
Genzyme Corp.	75.00	Jan 2012	19	8,018	(475)
Gilead Sciences, Inc.	40.00	May 2011	42	5,770	(2,856)
Gilead Sciences, Inc.	44.00	May 2011	28	16,233	(6,916)
Gilead Sciences, Inc.	40.00	Jan 2012	5	2,420	(1,400)
Gilead Sciences, Inc.	45.00	Jan 2012	42	26,645	(22,260)
Henry Schein, Inc.	55.00	Apr 2011	14	4,389	(210)

525

Henry Schein, Inc.	60.00	Apr 2011	15	7,355	(225)
Henry Schein, Inc.	65.00	Jul 2011	14	7,378	(1,925)
Hospira, Inc.	60.00	Jan 2012	6	4,800	(4,650)
Human Genome Sciences, Inc.	23.00	Apr 2011	17	5,134	(68)
Human Genome Sciences, Inc.	26.00	Apr 2011	28	7,504	(504)
Human Genome Sciences, Inc.	25.00	Jan 2012	17	7,618	(4,760)
Humana, Inc.	60.00	Jan 2012	84	99,579	(28,980)
Humana, Inc.	70.00	Jan 2012	56	52,611	(42,560)
Illumina, Inc.	60.00	Jan 2012	19	20,468	(8,740)
Intermune, Inc.	15.00	Apr 2011	67	45,333	(335)
Intermune, Inc.	40.00	Jul 2011	39	35,057	(7,839)
Intermune, Inc.	40.00	Jan 2012	14	13,502	(6,125)
Intermune, Inc.	45.00	Jan 2012	70	86,580	(43,925)
Intermune, Inc.	50.00	Jan 2012	56	55,063	(48,440)
Intuitive Surgical, Inc.	260.00	Jan 2012	3	14,604	(4,455)
Intuitive Surgical, Inc.	300.00	Jan 2012	3	13,486	(8,040)
Jazz Pharmaceuticals, Inc.	25.00	Jan 2012	42	22,973	(11,235)
Jazz Pharmaceuticals, Inc.	30.00	Jan 2012	28	23,995	(13,300)
Jazz Pharmaceuticals, Inc.	35.00	Jan 2012	22	18,853	(16,500)
Jazz Pharmaceuticals, Inc.	40.00	Jan 2012	22	22,584	(22,584)
Johnson & Johnson	65.00	Jan 2012	27	19,956	(21,465)
Laboratory Corp. of America Holdings	85.00	May 2011	18	12,336	(1,440)
Life Technologies Corp.	50.00	Jan 2012	11	10,777	(4,565)
Life Technologies Corp.	60.00	Jan 2012	56	52,891	(55,160)
Maximus, Inc.	85.00	Oct 2011	56	66,191	(49,560)
Mckesson Corp.	80.00	Jan 2012	29	48,992	(21,895)
Mckesson Corp.	85.00	Jan 2012	14	19,908	(14,490)
Medicines Company	18.00	Apr 2011	54	24,013	(9,315)
Medicines Company	15.00	Jul 2011	33	8,233	(2,805)
Medicines Company	17.00	Jul 2011	41	9,717	(7,278)
Medicis Pharmaceutical Corp., Class A	35.00	Jan 2012	42	21,989	(23,520)
Medtronic, Inc.	35.00	Jan 2012	28	17,976	(5,782)
Medtronic, Inc.	40.00	Jan 2012	28	17,787	(11,760)

526

Monsanto Company	60.00	Apr 2011	24	25,075	(240)
Monsanto Company	62.50	Jan 2012	34	44,659	(16,150)
Monsanto Company	65.00	Jan 2012	28	33,667	(16,716)
Monsanto Company	70.00	Jan 2012	36	50,442	(27,864)
Monsanto Company	75.00	Jan 2012	6	8,642	(6,240)
Monsanto Company	80.00	Jan 2012	8	11,136	(11,136)
Mylan, Inc.	22.50	Jan 2012	1	467	(227)
Mylan, Inc.	25.00	Jan 2012	42	15,309	(15,540)
Orexigen Therapeutics, Inc.	10.00	Jul 2011	20	7,020	(14,500)
Perrigo Company	80.00	Jan 2012	17	22,134	(15,725)
Pfizer, Inc.	20.00	Jan 2012	224	70,607	(40,096)
Pfizer, Inc.	22.50	Jan 2012	192	95,388	(65,280)
Pfizer, Inc.	25.00	Jan 2012	281	171,253	(152,443)
Pharmasset, Inc.	35.00	May 2011	4	2,788	(180)
Quest Diagnostics, Inc.	55.00	Jan 2012	14	7,448	(5,320)
Quest Diagnostics, Inc.	60.00	Jan 2012	16	13,232	(10,000)
Quest Diagnostics, Inc.	65.00	Jan 2012	45	43,422	(40,950)
Salix Pharmaceuticals Ltd.	50.00	Jan 2012	17	20,179	(27,370)
St Jude Medical, Inc.	45.00	Jan 2012	28	15,876	(8,120)
Stryker Corp.	60.00	Jan 2012	30	27,759	(16,050)
Stryker Corp.	65.00	Jan 2012	14	12,954	(11,270)
Stryker Corp.	70.00	Jan 2012	14	16,828	(16,100)
SXC Health Solutions Corp.	50.00	Jul 2011	17	13,974	(4,208)
Teva Pharmaceutical Industries Ltd.	52.50	Jun 2011	17	5,559	(5,950)
UnitedHealth Group, Inc.	35.00	Jan 2012	30	26,659	(3,960)
UnitedHealth Group, Inc.	40.00	Jan 2012	16	13,888	(4,064)
UnitedHealth Group, Inc.	45.00	Jan 2012	28	15,876	(12,880)
UnitedHealth Group, Inc.	50.00	Jan 2012	28	23,908	(21,280)
Valeant Pharmaceuticals International	65.00	Jan 2012	16	18,713	(2,136)
Warner Chilcott PLC, Class A	25.00	Apr 2011	58	29,004	(9,860)
Waters Corp.	80.00	Aug 2011	28	22,455	(7,560)
Wellpoint, Inc.	65.00	Jan 2012	19	15,778	(9,785)
Zimmer Holdings, Inc.	50.00	Jun 2011	14	7,387	(490)

527

Zimmer Holdings, Inc.	65.00	Jan 2012	22	16,434	(17,380)
Zimmer Holdings, Inc.	70.00	Jan 2012	42	41,513	(47,460)

			3,907	$2,846,393	($1,967,467)

Value & Restructuring Trust

The Portfolio used written options as a substitute for securities purchase.

		EXERCISE		NUMBER OF
PORTFOLIO	NAME OF ISSUER	PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

Value and
Restructuring Trust	CALLS

	Anadarko Petroleum Corp.	$85.00	May 2011	55	$17,024	($15,950)
	Eaton Corp.	50.00	Apr 2011	100	31,094	(56,000)
	Lorillard, Inc.	85.00	Apr 2011	58	17,284	(62,350)
	Tyco International Ltd.	42.00	Apr 2011	46	10,168	(13,202)

				259	$75,570	($147,502)

Options on Exchange-Traded Futures Contracts

Global Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		EXERCISE	EXPIRATION	NUMBER OF
PORTFOLIO	DESCRIPTION	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Trust	CALLS

	Eurodollar Futures	$99.375	Sep 2011	297	$128,452	($174,488)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	107	61,178	(28,422)

				404	$189,630	($202,910)

	PUTS

	Eurodollar Futures	$99.375	Sep 2011	297	$182,770	($51,975)
	U.S. Treasury 10-Year Note Futures	119.500	Apr 2011	70	51,231	(73,281)

528

U.S. Treasury 10-Year Note Futures	119.000	Apr 2011	163	72,364	(134,984)
U.S. Treasury 10-Year Note Futures	118.000	May 2011	70	37,013	(55,781)

			600	$343,378	($316,021)

Real Return Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		EXERCISE	EXPIRATION	NUMBER OF
PORTFOLIO	DESCRIPTION	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Real Return Bond Trust	CALLS

	Eurodollar Futures	$99.375	Sep 2011	6	$2,808	($3,525)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	24	12,228	(6,375)

				30	$15,036	($9,900)
	PUTS

	Eurodollar Futures	$99.375	Sep 2011	6	$3,840	($1,050)

				6	$3,840	($1,050)

Total Return Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		EXERCISE	EXPIRATION	NUMBER OF
PORTFOLIO	DESCRIPTION	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Total Return Trust	CALLS

	Eurodollar Futures	$99.375	Sep 2011	715	$306,260	($420,063)
	U.S. Treasury 10-Year Note Futures	123.000	Apr 2011	10	4,506	(313)
	U.S. Treasury 10-Year Note Futures	122.000	May 2011	157	72,781	(41,703)

				882	$383,547	($462,079)
	PUTS

	Eurodollar Futures	$99.375	Sep 2011	715	$445,618	($125,125)
	Eurodollar Futures	99.000	Mar 2012	508	404,651	(285,750)
	U.S. Treasury 10-Year Note Futures	118.500	Apr 2011	10	3,881	(5,625)
	U.S. Treasury 10-Year Note Futures	117.000	May 2011	51	26,966	(25,500)

529

1,284	$881,116	($442,000)

Foreign Currency Options (OTC)

Global Bond Trust

The Portfolio used written options as a substitute for securities purchased.

							USD
			EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Global Bond Trust	CALLS

	U.S. Dollar versus Mexican
	Peso	JPMorgan Chase Bank	$12.80	Apr 2011	USD	6,200,000	$6,200,000	$58,900	($6)
	U.S. Dollar versus South
	Korean Won	Citibank N.A.	1,180.00	Apr 2011	USD	4,200,000	4,200,000	29,904	(4)
	U.S. Dollar versus South	The Royal Bank of
	Korean Won	Scotland PLC	1,180.00	Apr 2011	USD	4,200,000	4,200,000	30,030	(4)

						14,600,000	$14,600,000	$118,834	($14)

	PUTS

	Euro versus U.S. Dollar	HSBC Bank USA	$1.97	May 2011	EUR	12,300,000	$17,431,553	$127,686	($92,893)
	U.S. Dollar versus Japanese
	Yen	Bank of America N.A	76.50	Apr 2011	USD	3,400,000	3,400,000	37,910	(3)

						15,700,000	$20,831,553	$165,596	($92,896)

Total Return Trust
The Portfolio used written options as a substitute for securities purchased.

							USD
			EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Total Return Trust	CALLS

530

U.S. Dollar versus Japanese	The Royal Bank of
Yen	Scotland PLC	$79.00	Apr 2011	USD	2,600,000	$2,600,000	$10,660	($1,040)

					2,600,000	$2,600,000	$10,660	($1,040)

Interest Rate Swaptions (OTC)

Global Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

				PAY /
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond
Trust	PUTS

	2-Year Interest Rate Swap	Bank of America N.A	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	31,500,000	$277,482	($438,827)
		The Royal Bank of
	2-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	60,000,000	462,607	(835,860)
	3-Year Interest Rate Swap	Bank of America N.A	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	13,100,000	133,100	(158,452)
	3-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	6,100,000	54,667	(73,783)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	9,900,000	107,458	(119,746)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,900,000	85,858	(95,555)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	8,500,000	88,235	(125,738)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	88,135	(112,489)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	103,050	(112,489)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	8,100,000	79,380	(119,821)
		Morgan Stanley
	10-Year Interest Rate Swap	Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(932)

								172,700,000	$1,533,972	($2,193,692)

Real Return Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

531

				PAY /
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Trust	CALLS

		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.20%	May 2011	USD	1,100,000	$5,170	($2,496)

								1,100,000	$5,170	($2,496)

	PUTS

		Goldman Sachs
	1-Year Interest Rate Swap	Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.00%	Nov 2012	USD	2,000,000	$11,411	($26,118)
	2-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	500,000	3,417	(6,966)
		Morgan Stanley
	2-Year Interest Rate Swap	Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	200,000	1,280	(2,786)
		The Royal Bank of
	2-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	9,700,000	77,658	(135,131)
	3-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,500,000	14,898	(18,143)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	3,000,000	29,295	(36,287)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,000,000	11,177	(12,096)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	1,800,000	19,945	(21,772)
		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.90%	May 2011	USD	1,100,000	6,600	(5,943)
		Morgan Stanley
	10-Year Interest Rate Swap	Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	(93)
		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	(176)

								23,400,000	$193,181	($265,511)

Total Return Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

532

				PAY /
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return
Trust	CALLS

		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.10%	Apr 2011	USD	12,700,000	$50,165	($5,016)

								12,700,000	$50,165	($5,016)

	PUTS

		The Royal Bank of
	1-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	60,600,000	$228,765	($496,047)
	2-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	37,500,000	315,552	(522,412)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	4,500,000	30,656	(62,689)
		Morgan Stanley
	2-Year Interest Rate Swap	Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	53,900,000	329,804	(750,881)
		The Royal Bank of
	2-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	163,700,000	1,288,370	(2,280,505)
	3-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	47,600,000	498,938	(575,750)
	3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	22,600,000	202,131	(273,361)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	48,600,000	528,726	(587,846)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	32,600,000	354,771	(394,317)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	17,200,000	178,546	(254,434)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	59,900,000	610,239	(724,526)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	89,700,000	774,214	(1,084,975)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	24,200,000	237,160	(357,983)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	29,700,000	734,283	(872,034)
		The Royal Bank of
	5-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	9,900,000	248,589	(290,678)
		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.70%	Apr 2011	USD	12,700,000	50,800	(70,634)
	10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	9,800,000	136,220	(59,917)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	5,300,000	74,465	(32,404)

533

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	4,900,000	66,885	(29,959)
	The Royal Bank of
10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	11,200,000	158,306	(68,477)
	Morgan Stanley
10-Year Interest Rate Swap	Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,463	(1,915)

							764,600,000	$7,158,883	($9,791,744)

Credit Default Swaptions (OTC)

Global Bond Trust

The Portfolio used written options to manage duration of the portfolio.

									USD
				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Global Bond
Trust	PUTS

		Morgan Stanley
		Capital Services,
	5-Year Credit Default Swap	Inc.	CDX.IG15	Sell	1.20%	Jun 2011	USD	10,000,000	$10,000,000	$50,000	($10,176)

								10,000,000	$10,000,000	$50,000	($10,176)

Real Return Bond Trust

The Portfolio used written options to manage duration of the portfolio.

									USD
				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Real Return
Bond Trust	CALLS

	5-Year Credit Default Swap	Barclays Bank PLC	CDX IOG15	Sell	0.80%	Jun 2011	USD	200,000	$200,000	$630	($348)
		Credit Suisse
	5-Year Credit Default Swap	International	CDX IOG15	Sell	0.80%	Jun 2011	USD	100,000	100,000	300	(174)
		JPMorgan Chase
	5-Year Credit Default Swap	Bank	CDX IOG15	Sell	0.80%	Jun 2011	USD	100,000	100,000	330	(174)
	5-Year Credit Default Swap	BNP Paribas	CDX IOG15	Sell	0.80%	Sep 2011	USD	200,000	200,000	430	(462)

534

								600,000	$600,000	$1,690	($1,158)

	PUTS

	5-Year Credit Default Swap	Barclays Bank PLC	CDX IOG15	Sell	1.20%	Jun 2011	USD	200,000	$200,000	$620	($203)
		Credit Suisse
	5-Year Credit Default Swap	International	CDX IOG15	Sell	1.20%	Jun 2011	USD	100,000	100,000	370	(102)
		JPMorgan Chase
	5-Year Credit Default Swap	Bank	CDX IOG15	Sell	1.20%	Jun 2011	USD	100,000	100,000	435	(102)
		Morgan Stanley
		Capital Services,
	5-Year Credit Default Swap	Inc.	CDX IOG15	Sell	1.20%	Jun 2011	USD	100,000	100,000	500	(102)
	5-Year Credit Default Swap	BNP Paribas	CDX IOG15	Sell	1.20%	Sep 2011	USD	200,000	200,000	820	(581)
		Morgan Stanley
		Capital Services,
	5-Year Credit Default Swap	Inc.	CDX.IG16	Sell	1.30%	Sep 2011	USD	200,000	200,000	900	(795)
	5-Year Credit Default Swap	UBS AG	CDX IOG15	Sell	1.20%	Sep 2011	USD	100,000	100,000	540	(290)

								1,000,000	$1,000,000	$4,185	($2,175)

Total Return Trust

The Portfolio used written options to manage duration of the portfolio.

									USD
				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL	NOTIONAL
PORTFOLIO DESCRIPTION		COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	AMOUNT	PREMIUM	VALUE

Total Return
Trust	CALLS

		Bank of America
	5-Year Credit Default Swap	N.A	CDX.IG15	Sell	0.80%	Jun 2011	USD	5,000,000	$5,000,000	$16,500	($8,697)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	0.80%	Sep 2011	USD	6,000,000	6,000,000	12,900	(13,860)

								11,000,000	$11,000,000	$29,400	($22,557)

	PUTS

		Bank of America
	5-Year Credit Default Swap	N.A	CDX.IG15	Sell	1.20%	Jun 2011	USD	5,000,000	$5,000,000	$15,500	($5,088)
		Bank of America
	5-Year Credit Default Swap	N.A	CDX.IG16	Sell	1.30%	Sep 2011	USD	3,100,000	3,100,000	14,105	(12,330)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG15	Sell	1.20%	Sep 2011	USD	1,000,000	1,000,000	5,000	(2,904)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Sep 2011	USD	6,000,000	6,000,000	24,600	(17,423)

	535

15,100,000	$15,100,000	$59,205	($37,745)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust

The Portfolio used inflation floors to manage against anticipated inflation rate changes.

			STRIKE		EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	EXERCISE INDEX	DATE		AMOUNT	PREMIUM	VALUE

				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
Global Bond Trust	Index	Citibank NA	217.965	$0	Sep 2020	USD	2,000,000	$25,800	($12,254)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Deutsche Bank AG	218.011	$0	Oct 2020	USD	2,300,000	22,540	(18,063)

							4,300,000	$48,340	($30,317)

Real Return Bond Trust

The Portfolio used inflation floors to manage against anticipated inflation rate changes.

			STRIKE		EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	EXERCISE INDEX	DATE		AMOUNT	PREMIUM	VALUE

				Maximum of
				((1+0.0%)[10] - (Index
Real Return Bond	Floor- OTC CPURNSA			Final/Index Initial)) or
Trust	Index	Citibank NA	215.949	$0	Mar 2020	USD	1,100,000	$9,460	($6,123)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank NA	216.687	$0	Apr 2020	USD	2,600,000	23,160	(14,879)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank NA	217.965	$0	Sep 2020	USD	200,000	2,580	(1,225)

							3,900,000	$35,200	($22,227)

536

Total Return Trust

The Portfolio used inflation floors to manage against anticipated inflation rate changes.

			STRIKE		EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	EXERCISE INDEX	DATE		AMOUNT	PREMIUM	VALUE

				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
Total Return Trust	Index	Citibank N.A.	215.949	$0	Mar 2020	USD	2,600,000	$19,500	($18,550)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Deutsche Bank AG	215.949	$0	Mar 2020	USD	7,500,000	63,460	(41,747)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Deutsche Bank AG	216.687	$0	Apr 2020	USD	17,900,000	159,640	(102,439)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank N.A.	217.965	$0	Sep 2020	USD	6,900,000	89,010	(42,277)
				Maximum of
				((1+0.0%)[10] - (Index
	Floor- OTC CPURNSA			Final/Index Initial)) or
	Index	Citibank N.A.	218.011	$0	Oct 2020	USD	7,100,000	69,580	(55,759)

							42,000,000	$401,190	($260,772)

Forward Volatility Options (OTC)

Global Bond Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Global Bond Trust

	Call & Put - OTC 1-Year
	Forward Volatility Agreement	JP Morgan Chase Bank	-	Oct 2011	$3,100,000	$15,748	($25,986)
	Call & Put - OTC 2-Year
	Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	-	Nov 2011	15,200,000	165,296	(268,074)

537

					$18,300,000	$181,044	($294,060)

Real Return Bond Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Real Return Bond Trust

	Call & Put - OTC 1-Year
	Forward Volatility Agreement	Goldman Sachs International	-	Oct 2011	$900,000	$4,752	($7,544)
	Call & Put - OTC 1-Year
	Forward Volatility Agreement	JPMorgan Chase Bank	-	Oct 2011	900,000	4,572	(7,544)
	Call & Put - OTC 2-Year
	Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	-	Oct 2011	1,900,000	21,101	(33,593)
	Call & Put - OTC 2-Year
	Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	-	Nov 2011	2,200,000	23,924	(38,800)

					$5,900,000	$54,349	($87,481)

Total Return Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility.

			EXERCISE	EXPIRATION	NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	PRICE*	DATE	AMOUNT	PREMIUM	VALUE

Total Return Trust

	Call & Put - OTC 1-Year
	Forward Volatility Agreement	Goldman Sachs International	-	Oct 2011	$23,700,000	$125,141	($198,667)
	Call & Put - OTC 1-Year
	Forward Volatility Agreement	JPMorgan Chase Bank	-	Oct 2011	21,900,000	111,252	(183,578)
	Call & Put - OTC 2-Year
	Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	-	Oct 2011	72,700,000	808,013	(1,285,360)
	Call & Put - OTC 2-Year
	Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	-	Nov 2011	59,700,000	649,345	(1,052,894)

					$178,000,000	$1,693,751	($2,720,499)

* Exercise price determined on a future date, based upon implied volatility parameters.

538

Swaps. The Portfolios may enter into interest rate and credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Interest rate swaps. Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at March 31, 2011 and the range of notional contracts amounts held by the Portfolios during the period ended March 31, 2011. In addition, the table details how the Portfolios used interest rate swap contracts during the period ended March 31, 2011.

Global Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $153.5 million to $335.1 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Trust

	Bank of America
	N.A.	2,400,000	USD	$2,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	$24,960	$8,438	$33,398
	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	-	54,548	54,548
	Barclays Bank PLC	7,600,000,000	JPY	92,126,796	3 Month TIBOR	Fixed .350%	Mar 2012	(4,008)	(1,675)	(5,683)
	Barclays Bank PLC	7,800,000	USD	7,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	276,140	(171,047)	105,093
	BNP Paribas	4,700,000	USD	4,700,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	47,846	15,479	63,325
	Citibank N.A.	12,400,000	USD	12,400,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	248,713	(81,642)	167,071
	Citibank N.A.	1,500,000	USD	1,500,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	14,625	6,249	20,874
	Credit Suisse
	International	18,495,649	BRL	12,004,595	CDI	Fixed 11.760%	Jan 2012	218,828	(13,904)	204,924
	Credit Suisse
	International	1,760,000,000	JPY	21,205,496	6 Month LIBOR	Fixed 1.500%	Jun 2021	320,148	11,499	331,647
	Goldman Sachs	9,900,000	GBP	15,881,572	Fixed 2.500%	6 Month LIBOR	Sep 2013	(63,209)	-	(63,209)
	Goldman Sachs	2,000,000	USD	2,000,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	58,520	(31,573)	26,947

539

HSBC Bank USA	42,574,345	BRL	28,336,974	CDI	Fixed 11.530%	Jan 2012	35,124	(65,409)	(30,285)
HSBC Bank USA	23,200,000	MXN	1,922,073	TIIE-Banxico	Fixed 6.96%	Jul 2020	(103,061)	(13,115)	(116,176)
HSBC Bank USA	11,400,000	USD	11,400,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	215,998	(62,400)	153,598
JPMorgan Chase
Bank	9,872,558	BRL	6,450,488	CDI	Fixed 11.250%	Jan 2012	-	(24,962)	(24,962)
JPMorgan Chase
Bank	3,300,000	GBP	5,293,857	Fixed 3.000%	6 Month LIBOR	Jun 2016	21,175	-	21,175
Merrill Lynch
International	46,035,549	BRL	29,494,662	CDI	Fixed 11.330%	Jan 2012	-	(83,847)	(83,847)
Morgan Stanley
Capital Services,
Inc.	69,900,000	MXN	5,788,241	TIIE-Banxico	Fixed 6.59%	Dec 2015	(75,787)	(34,205)	(109,992)
Morgan Stanley
Capital Services,
Inc.	21,800,000	USD	21,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	423,457	(129,735)	293,722
Morgan Stanley
Capital Services,
Inc.	870,000,000	JPY	10,561,457	6 Month LIBOR	Fixed 1.500%	Jun 2021	102,974	60,965	163,939
Morgan Stanley
Capital Services,
Inc.	10,200,000	USD	10,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	26,520	115,421	141,941
The Royal Bank of
Scotland PLC	5,959,406	BRL	3,893,538	CDI	Fixed 11.245%	Jan 2012	-	(15,068)	(15,068)
The Royal Bank of
Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	-	46,898	46,898
The Royal Bank of
Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	-	34,061	34,061
The Royal Bank of
Scotland PLC	490,000,000	JPY	5,922,882	6 Month LIBOR	Fixed 1.500%	Jun 2021	85,337	6,997	92,334
The Royal Bank of
Scotland PLC	4,800,000	USD	4,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	45,600	19,073	64,673.00
The Royal Bank of
Scotland PLC	7,400,000	USD	7,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	251,725	(148,748)	102,977
UBS AG	1,700,000	USD	1,700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	51,510	(27,853)	23,657

			$335,095,258				$2,223,135	($525,555)	$1,697,580

Investment Quality Bond

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

540

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond

	JPMorgan Chase
	Bank	5,100,000	USD	$5,100,000	Fixed 4.3175%	3 month LIBOR	Dec 2028	-	($200,557)	($200,557)
	JPMorgan Chase
	Bank	2,100,000	USD	2,100,000	Fixed 3.425%	3 month LIBOR	Jun 2039	-	278,522	278,522

				$7,200,000				-	$77,965	$77,965

Real Return Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $16.9 million to $18.0 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Trust

	Barclays Bank PLC	700,000	USD	$700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	$4,200	$5,541	$9,741
	BNP Paribas	375,469	BRL	286,336	CDI	Fixed 11.880%	Jan 2013	(2,358)	3,404	1,046
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	61,920	(36,872)	25,048
	HSBC Bank USA	2,225,968	BRL	1,424,177	CDI	Fixed 11.140%	Jan 2012	9,591	16,779	26,370
	HSBC Bank USA	533,072	BRL	335,570	CDI	Fixed 11.360%	Jan 2012	1,689	3,861	5,550
	JPMorgan Chase
	Bank	889,420	BRL	584,624	CDI	Fixed 11.250%	Jan 2012	(25)	(2,224)	(2,249)
	Morgan Stanley
	Capital Services,
	Inc.	8,545,268	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(33,585)	(175,395)	(208,980)
	Morgan Stanley
	Capital Services,
	Inc.	1,417,189	BRL	902,935	CDI	Fixed 11.670%	Jan 2012	14,244	14,231	28,475
	Morgan Stanley
	Capital Services,
	Inc.	886,354	BRL	554,324	CDI	Fixed 11.600%	Jan 2012	8,184	8,639	16,823

					541

Morgan Stanley
Capital Services,
Inc.	1,151,920	BRL	715,131	CDI	Fixed 11.630%	Jan 2012	(459)	6,085	5,626
Morgan Stanley
Capital Services,
Inc.	177,814	BRL	116,618	CDI	Fixed 11.290%	Jan 2012	(212)	(166)	(378)
UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	-	138,296	138,296
UBS AG	373,847	BRL	276,549	CDI	Fixed 12.070%	Jan 2013	(1,760)	4,326	2,566

Total			$16,944,346				$61,429	($13,495)	$47,934

Total Return Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $459.4 million to $571.8 million, as measured at each quarter end.

								UNAMORTIZED
						PAYMENTS		UPFRONT
				USD	PAYMENTS	RECEIVED		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	BY	MATURITY	PAID	APPPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	PORTFORLIO	PORTFOLIO	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Trust

	Bank of America
	N.A.	9,900,000	USD	$9,900,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	$193,802	($60,414)	$133,388
	Bank of America
	N.A.	1,400,000	USD	1,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	60,844	(41,362)	19,482
	Barclays Bank PLC	1,518,858	BRL	967,008	CDI	Fixed 10.835%	Jan 2012	2,861	8,212	11,073
	Barclays Bank PLC	895,167	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	-	3,034	3,034
	Barclays Bank PLC	34,672,535	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	273,222	381,195
	Barclays Bank PLC	22,662,806	BRL	16,696,466	CDI	Fixed 11.910%	Jan 2013	30,758	29,393	60,151
	Barclays Bank PLC	295,200,000	MXN	22,923,128	TIIE Banxico	Fixed 7.340%	Jan 2015	(627)	450,588	449,961
	Barclays Bank PLC	2,600,000	USD	2,600,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	58,500	(22,319)	36,181
	BNP Paribas	7,819,427	BRL	4,864,304	CDI	Fixed 11.390%	Jan 2012	-	33,765	33,765
	BNP Paribas	6,908,626	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	18,607	19,249
	BNP Paribas	2,089,939	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	-	(157)	(157)
	BNP Paribas	19,374,212	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	-	109,426	109,426
	BNP Paribas	1,200,000	USD	1,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	52,800	(36,101)	16,699
	Citibank N.A.	86,600,000	MXN	6,687,775	TIIE Banxico	Fixed 7.330%	Jan 2015	(3,791)	133,280	129,489
	Citibank N.A.	4,800,000	USD	4,800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	173,100	(106,304)	66,796

					542

Credit Suisse
International	31,852,634	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	180,987	254,241
Credit Suisse				6 Month
International	14,300,000	EUR	20,020,721	EURIBOR	Fixed 2.500%	Sep 2013	(34,436)	(61,077)	(95,513)
Credit Suisse
International	4,900,000	USD	4,900,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	112,485	(44,298)	68,187
				3 Month BBR-
Deutsche Bank AG	3,100,000	AUD	2,200,845	BBSW	Fixed 4.500%	Jun 2011	(2,457)	(1,103)	(3,560)
Deutsche Bank AG	9,900,000	USD	9,900,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	310,740	(177,352)	133,388
Goldman Sachs	7,850,297	BRL	4,838,327	CDI	Fixed 10.990%	Jan 2012	14,851	39,895	54,746
Goldman Sachs	9,109,426	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	2,689	63,747	66,436
Goldman Sachs	19,603,740	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	62,852	68,427
Goldman Sachs	7,125,779	BRL	5,040,921	CDI	Fixed 11.930%	Jan 2013	(13,633)	39,915	26,282
Goldman Sachs	12,730,020	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,431	47,409	188,840
Goldman Sachs	6,000,000	USD	6,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	167,940	(84,445)	83,495
HSBC Bank USA	601,665	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	1,770	42,256	44,026
HSBC Bank USA	1,342,617	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	-	4,764	4,764
HSBC Bank USA	76,318,198	BRL	48,057,275	CDI	Fixed 11.360%	Jan 2012	27,192	767,346	794,538
HSBC Bank USA	4,006,743	BRL	2,577,162	CDI	Fixed 11.140%	Jan 2012	20,431	27,035	47,466
HSBC Bank USA	20,946,381	BRL	15,228,015	CDI	Fixed 11.890%	Jan 2013	22,579	50,572	73,151
HSBC Bank USA	35,255,753	BRL	26,132,485	CDI	Fixed 12.300%	Jan 2013	113,825	287,101	400,926
HSBC Bank USA	4,806,001	BRL	3,412,454	CDI	Fixed 11.880%	Jan 2013	(4,481)	10,939	6,458
HSBC Bank USA	997,920	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	1,645	12,026
HSBC Bank USA	25,700,000	USD	25,700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	314,975	42,661	357,636
JPMorgan Chase
Bank	537,100	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	1,820	1,820
JPMorgan Chase
Bank	25,002,183	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	100,721	118,193	218,914
JPMorgan Chase
Bank	4,545,268	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,421)	14,198	12,777
JPMorgan Chase
Bank	48,700,000	MXN	3,760,908	TIIE Banxico	Fixed 7.330%	Jan 2015	(2,126)	74,945	72,819
JPMorgan Chase
Bank	4,600,000	USD	4,600,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	2,070	59,908	61,978
JPMorgan Chase
Bank	1,100,000	USD	1,100,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	50,160	(34,853)	15,307
Merrill Lynch
Capital Services,
Inc.	9,902,079	BRL	6,226,408	CDI	Fixed 10.990%	Jan 2012	17,525	51,529	69,054

543

Merrill Lynch
Capital Services,
Inc.	9,625,227	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	-	234,792	234,792
Merrill Lynch
Capital Services,
Inc.	1,975,821	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	3,591	141,067	144,658
Merrill Lynch
Capital Services,
Inc.	17,864,165	BRL	12,915,456	CDI	Fixed 11.900%	Jan 2013	15,524	28,823	44,347
Morgan Stanley
Capital Services,
Inc.	37,167,359	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	356,740	363,080
Morgan Stanley
Capital Services,
Inc.	4,270,598	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	11,928	20,808
Morgan Stanley
Capital Services,
Inc.	13,600,000	MXN	1,128,870	TIIE Banxico	Fixed 6.500%	Mar 2013	(530)	(301)	(831)
Morgan Stanley
Capital Services,				6 Month
Inc.	10,900,000	EUR	15,155,370	EURIBOR	Fixed 2.500%	Sep 2013	(63,653)	(9,151)	(72,804)
Morgan Stanley
Capital Services,
Inc.	10,234,800	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	40,406	115,856
Morgan Stanley
Capital Services,
Inc.	1,700,000	USD	1,700,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	47,955	(25,050)	22,905
Morgan Stanley
Capital Services,
Inc.	16,200,000	USD	16,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	284,232	(58,796)	225,436
The Royal Bank of
Scotland PLC	31,000,000	USD	31,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	566,480	(135,090)	431,390
				3 Month BBR-
UBS AG	47,500,000	AUD	33,782,006	BBSW	Fixed 4.500%	Jun 2011	780	(55,323)	(54,543)
UBS AG	5,862,841	BRL	3,601,441	CDI	Fixed 11.420%	Jan 2012	-	27,431	27,431
UBS AG	11,192,369	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	(32,098)	(89,881)	(121,979)
UBS AG	10,889,923	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(1,564)	390,229	388,665
UBS AG	2,244,095	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	7,921	15,395
UBS AG	2,079,542	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	111	9,261
UBS AG	1,000,000	USD	1,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	37,750	(23,834)	13,916

			$571,822,794				$3,094,663	$3,221,481	$6,316,144

				544

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. Portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at March 31, 2011 and the range of contracts notional amounts held by the Portfolios during the period ended March 31, 2011. In addition the table details how the Portfolios used credit default swap contracts as a buyer of protection during the period ended March 31, 2011.

Active Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2011, the Portfolio held credit default swaps with total USD notional amounts up to approximately $10.0 million, as measured at each quarter end.

						(PAY) /
					USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Active Bond Trust

	Bank of America, N.A.	Republic of Italy	10,000,000	USD	$10,000,000	(1.000)%	Mar 2016	$689,317	($474,990)	$214,327

					$10,000,000			$689,317	($474,990)	$214,327

Core Allocation Plus Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2011, the Portfolio held credit default swaps with total USD notional amounts up to approximately $50.0 thousand, as measured at each quarter end.

(PAY) /
					USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Core Allocation Plus Trust

545

	Everest
	Reinsurance
Goldman Sachs	Holdings, Inc.	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($1,205)	($1,205)

				$50,000			-	($1,205)	($1,205)

Global Bond Trust

The Portfolio used credit default swaps to manage against potential credit events and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $48.9 million to $54.9 million, as measured at each quarter end.

						(PAY) /
					USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Trust

		CNA Financial
	Bank of America N.A.	Corp.	4,000,000.00	USD	$4,000,000	(0.940)%	Dec 2014	-	$26,689	$26,689
		Computer
	Bank of America N.A.	Sciences Corp.	2,700,000.00	USD	2,700,000	(0.970)%	Mar 2018	-	131,865	131,865
		Marsh &
		Mclennan
		Companies,
	Bank of America N.A.	Inc.	3,000,000.00	USD	3,000,000	(0.990)%	Sep 2015	-	(7,502)	(7,502)
		Spectra Energy
	Bank of America N.A.	Capital, LLC	3,000,000.00	USD	3,000,000	(1.180)%	Jun 2018	-	(69,554)	(69,554)
		Starwood
		Hotels &
		Resorts
	Bank of America N.A.	Worldwide, Inc.	3,000,000.00	USD	3,000,000.00	(1.490)%	Jun 2018	-	26,195	26,195
		Sealed Air
	Barclays Bank PLC	Corp.	3,000,000.00	USD	3,000,000	(1.035)%	Sep 2013	-	(9,652)	(9,652)
		National Grid
	Barclays Bank PLC	PLC	1,700,000.00	USD	1,700,000	(0.208)%	Jun 2011	-	(250)	(250)
		CNA Financial
	Bear Stearns	Corp.	900,000.00	USD	900,000	(0.440)%	Sep 2011	-	428	428

	Bear Stearns	Loews Corp.	400,000.00	USD	400,000	(0.330)%	Mar 2016	-	12,440	12,440

	BNP Paribas	Vivendi	1,300,000.00	USD	1,300,000	(1.743)%	Jun 2013	-	(37,635)	(37,635)
	BNP Paribas	Vivendi	1,300,000.00	USD	1,300,000	(1.780)%	Jun 2013	-	(38,748)	(38,748)

546

BNP Paribas	Vivendi	1,100,000.00	USD	1,100,000	(1.820)%	Jun 2013	-	(33,778)	(33,778)

Citibank N.A.	Autozone, Inc.	800,000.00	USD	800,000	(0.680)%	Dec 2012	-	(4,793)	(4,793)

Citibank N.A.	Pearson PLC	3,000,000.00	USD	3,000,000	(0.570)%	Jun 2013	-	(20,019)	(20,019)
	Sealed Air
Citibank N.A.	Corp.	1,200,000.00	USD	1,200,000	(0.590)%	Sep 2013	-	9,368	9,368

	Tate & Lyle
	Public Limited
Deutsche Bank AG	Company	400,000.00	USD	400,000	(0.510)%	Dec 2014	-	2,655	2,655
	Marsh &
	Mclennan
	Companies,
Deutsche Bank AG	Inc.	2,000,000.00	USD	2,000,000	(0.800)%	Sep 2015	-	11,327	11,327
	Spectra Energy
Deutsche Bank AG	Capital, LLC	1,000,000.00	USD	1,000,000	(1.200)%	Jun 2018	-	(24,493)	(24,493)

	International
Goldman Sachs	Lease Finance
International	Corp.	2,800,000.00	USD	2,800,000.00	(5.000)%	Jun 2013	($115,602)	(43,582)	(159,184)
JPMorgan Chase	CNA Financial
Bank	Corp.	700,000.00	USD	700,000	(0.440)%	Sep 2011	-	333	333

	Health Care
JPMorgan Chase	Property
Bank	Investors, Inc.	200,000.00	USD	200,000	(0.610)%	Sep 2011	-	(180)	(180)

	International
Merrill Lynch	Lease Finance
International	Corp.	1,100,000.00	USD	1,100,000	(0.130)%	Mar 2012	-	17,349	17,349
Morgan Stanley
Capital Services, Inc.	Masco Corp.	300,000.00	USD	300,000	(0.580)%	Sep 2012	-	4,612	4,612
Morgan Stanley	Simon Property
Capital Services, Inc.	Group, L.P.	3,000,000.00	USD	3,000,000	(0.885)%	Jun 2018	-	23,332	23,332
Morgan Stanley	Spectra Energy
Capital Services, Inc.	Capital, LLC	1,000,000.00	USD	1,000,000	(1.150)%	Jun 2018	-	(21,222)	(21,222)
The Royal Bank of
Scotland PLC	Gatx Corp.	3,000,000.00	USD	3,000,000	(0.605)%	Mar 2012	-	(7,914)	(7,914)

547

	The Cleveland
	Electric
The Royal Bank of	Illuminating
Scotland PLC	Company	3,000,000.00	USD	3,000,000	(0.9400)%	Jun 2017	-	140,055	140,055

				$48,900,000			($115,602)	$87,326	($28,276)

Investment Quality Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2011, the Portfolio held credit default swaps with total USD notional amounts as presented below, as measured at each quarter end.

						(PAY) /
					USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Trust

	Goldman Sachs	Macy's, Inc.	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	-	($57,717)	($57,717)
	JPMorgan Chase
	Bank	CDX.NA.IG.14	6,000,000	USD	6,000,000	(1.000)%	Jun 2020	$65,256	(3,358)	61,898

		Everest
		Reinsurance
	UBS Securities LLC	Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(36,911)	(36,911)

					$8,700,000			$65,256	($97,986)	($32,730)

Real Return Bond Trust

The Portfolio used credit default swaps to manage against potential credit events and as a substitute for securities purchased. During the period ended March 31, 2011, the Portfolio held credit default swaps with total USD notional amounts as presented below, as measured at each quarter end.

						(PAY) /
					USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Trust

		Liberty Mutual
	Bank of America N.A.	Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	-	$8,040	$8,040
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Dec 2013	-	(12,908)	(12,908)

548

	Everest
	Reinsurance
Barclays Bank PLC	Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	15,979	15,979
	International
	Lease Finance
BNP Paribas	Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	-	25,122	$25,122

				$3,700,000			-	$36,233	$36,233

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at March 31, 2011 and the range of notional contracts amounts held by the Portfolios during the period ended March 31, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the period ended March 31, 2011.

Core Allocation Plus Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts up to approximately $3.7 million, as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /
			SPREAD			USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	AT 3-31-	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Core Allocation Plus Trust

		CDX.NA.15-V1
	Goldman Sachs	12-15	n/a	380,000	USD	$380,000	2.500%	Dec 2015	$2,137	$65	$2,202
		CDX.NA.15-V1
	Goldman Sachs	12-15	n/a	380,000	USD	380,000	2.500%	Dec 2015	2,375	290	2,665
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	885,000	USD	885,000	5.000%	Dec 2015	29,316	2,731	32,047
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	305,000	USD	305,000	5.000%	Dec 2015	11,247	(203)	11,044
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	290,000	USD	290,000	5.000%	Dec 2015	11,056	(555)	10,501
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	735,000	USD	735,000	5.000%	Dec 2015	28,022	(1,407)	26,615

549

	CDX-
Goldman Sachs	NAHYS16V1	n/a	165,000	USD	165,000	5.000%	Jun 2016	4,125	(223)	3,902
	ITRAXX-
Goldman Sachs	XOVERS15V1	n/a	410,000	EUR	579,125	5.000%	Jun 2016	27,995	1,552	29,547

					$3,719,125			$116,273	$2,250	$118,523

Global Bond Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $109.7 million to $152.9 million, as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /
			SPREAD			USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	AT 3-31-	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Trust

		United Kingdom
		of Great Britain
	Bank of America	and Northern
	N.A.	Ireland	0.47%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$18,202	$32,582	$50,784
		United Kingdom
		of Great Britain
	Bank of America	and Northern
	N.A.	Ireland	0.47%	7,900,000	USD	7,900,000	1.000%	Jun 2015	46,547	127,885	174,432
	Bank of America
	N.A.	French Republic	0.73%	1,300,000	USD	1,300,000	0.250%	Mar 2016	(50,950)	21,470	(29,480)
		Federative
	Bank of America	Republic of
	N.A.	Brazil	0.32%	1,400,000	USD	1,400,000	1.000%	Dec 2011	3,533	3,904	7,437
	Bank of America	United Mexican
	N.A.	States	0.40%	3,800,000	USD	3,800,000	1.000%	Dec 2011	9,450	8,442	17,892
	Bank of America	Ally Financial,
	N.A.	Inc.	1.81%	1,300,000	USD	1,300,000	5.000%	Dec 2012	18,957	52,924	71,881
	Bank of America
	N.A.	MCDX.NA.15	n/a	900,000	USD	900,000	1.000%	Dec 2015	(24,181)	6,357	(17,824)
	Bank of America	State of
	N.A.	California	2.12%	4,900,000	USD	4,900,000	2.930%	Dec 2020	-	238,090	238,090
	Barclays Bank	United Mexican
	PLC	States	0.40%	3,800,000	USD	3,800,000	1.000%	Dec 2011	9,066	8,826	17,892
		Commonwealth
	BNP Paribas	of Australia	0.41%	5,300,000	USD	5,300,000	1.000%	Jun 2015	75,905	53,142	129,047
		Russian
	Citibank N.A.	Federation	0.35%	2,600,000	USD	2,600,000	1.000%	Dec 2011	5,322	7,802	13,124
		United Kingdom
		of Great Britain
	Citibank N.A.	and Northern	0.47%	2,800,000	USD	2,800,000	1.000%	Jun 2015	17,663	44,161	61,824
		Ireland

550

	Republic of
Citibank N.A.	Korea	0.95%	2,800,000	USD	2,800,000	1.000%	Dec 2015	27,886	(21,386)	6,500

Citibank N.A.	French Republic	0.73%	3,200,000	USD	3,200,000	0.250%	Mar 2016	(125,561)	52,996	(72,565)
	People's
	Republic of
Citibank N.A.	China	0.68%	3,300,000	USD	3,300,000	1.000%	Mar 2016	34,020	16,388	50,408

Citibank N.A.	MCDX.NA.15	n/a	300,000	USD	300,000	1.000%	Dec 2020	(16,354)	1,451	(14,903)
Credit Suisse	Government of
International	Japan	0.96%	4,700,000	USD	4,700,000	1.000%	Mar 2016	(32,881)	42,038	9,157
	People's
Credit Suisse	Republic of
International	China	0.68%	3,100,000	USD	3,100,000	1.000%	Mar 2016	31,911	15,442	47,353
	Federative
Deutsche Bank	Republic of
AG	Brazil	0.32%	3,500,000	USD	3,500,000	1.000%	Dec 2011	9,432	9,160	18,592
Deutsche Bank	Ally Financial,
AG	Inc.	1.68%	1,300,000	USD	1,300,000	5.000%	Sep 2012	18,179	46,564	64,743
	United Kingdom
	of Great Britain
Deutsche Bank	and Northern
AG	Ireland	0.47%	1,800,000	USD	1,800,000	1.000%	Jun 2015	11,381	28,363	39,744
Deutsche Bank
AG	French Republic	0.70%	8,800,000	USD	8,800,000	0.250%	Dec 2015	(211,382)	32,961	(178,421)
Deutsche Bank
AG	French Republic	0.70%	6,100,000	USD	6,100,000	0.250%	Dec 2015	(138,021)	14,343	(123,678)
Deutsche Bank
AG	French Republic	0.70%	4,500,000	USD	4,500,000	0.250%	Dec 2015	(87,636)	(3,602)	(91,238)
	People's
Deutsche Bank	Republic of
AG	China	0.66%	800,000	USD	800,000	1.000%	Dec 2015	16,085	(3,473)	12,612
	United Kingdom
	of Great Britain
Deutsche Bank	and Northern
AG	Ireland	0.52%	6,000,000	USD	6,000,000	1.000%	Dec 2015	123,386	9,217	132,603
Deutsche Bank	United States of
AG	America	0.38%	7,900,000	USD	7,900,000	0.250%	Dec 2015	(101,734)	38,663	(63,071)
Deutsche Bank	Commonwealth
AG	of Australia	0.50%	2,700,000	USD	2,700,000	1.000%	Mar 2016	55,535	9,426	64,961
Deutsche Bank	Republic of
AG	Korea	0.98%	1,600,000	USD	1,600,000	1.000%	Mar 2016	(4,446)	6,565	2,119
Deutsche Bank	Republic of
AG	Korea	0.98%	700,000	USD	700,000	1.000%	Mar 2016	(1,785)	2,712	927
Deutsche Bank
London Branch	MCDX.NA.15	n/a	1,500,000	USD	1,500,000	1.000%	Dec 2015	(35,190)	5,483	(29,707)
Goldman Sachs
International	MCDX.NA.15	n/a	6,900,000	USD	6,900,000	1.000%	Dec 2015	(245,154)	108,501	(136,653)

551

	United Kingdom
	of Great Britain
JPMorgan Chase	and Northern
Bank	Ireland	0.47%	7,800,000	USD	7,800,000	1.000%	Jun 2015	33,708	138,516	172,224
	People's
JPMorgan Chase	Republic of
Bank	China	0.66%	5,000,000	USD	5,000,000	1.000%	Dec 2015	88,854	(10,030)	78,824
JPMorgan Chase	Commonwealth
Bank	of Australia	0.52%	800,000	USD	800,000	1.000%	Jun 2016	18,232	939	19,171
Merrill Lynch	Russian
International	Federation	0.35%	4,300,000	USD	4,300,000	1.000%	Dec 2011	9,390	12,314	21,704
Morgan Stanley
Capital Services,	Russian
Inc.	Federation	0.35%	200,000	USD	200,000	1.000%	Dec 2011	439	571	1,010
Morgan Stanley
Capital Services,
Inc.	French Republic	0.70%	7,500,000	USD	7,500,000	0.250%	Dec 2015	(141,701)	(10,362)	(152,063)
Morgan Stanley
Capital Services,
Inc.	MCDX.NA.15	n/a	4,000,000	USD	4,000,000	1.000%	Dec 2015	(160,285)	81,066	(79,219)
Morgan Stanley
Capital Services,	Government of
Inc.	Japan	0.96%	500,000	USD	500,000	1.000%	Mar 2016	(4,655)	5,629	974
Morgan Stanley
Capital Services,	Commonwealth
Inc.	of Pennsylvania	1.16%	1,000,000	USD	1,000,000	1.400%	Mar 2021	-	17,102	17,102
Morgan Stanley
Capital Services,	State of
Inc.	California	2.14%	1,600,000	USD	1,600,000	2.150%	Mar 2021	-	2,993	2,993
Morgan Stanley
Capital Services,	State of
Inc.	Connecticut	1.37%	2,600,000	USD	2,600,000	1.630%	Mar 2021	-	46,895	46,895
The Royal Bank	Commonwealth
of Scotland PLC	of Australia	0.50%	1,400,000	USD	1,400,000	1.000%	Mar 2016	30,444	3,240	33,684
The Royal Bank	Commonwealth
of Scotland PLC	of Australia	0.50%	2,300,000	USD	2,300,000	1.000%	Mar 2016	48,990	6,347	55,337
The Royal Bank	Commonwealth
of Scotland PLC	of Australia	0.50%	2,700,000	USD	2,700,000	1.000%	Mar 2016	56,901	8,060	64,961

UBS AG	French Republic	0.70%	1,400,000	USD	1,400,000	0.250%	Dec 2015	(26,090)	(2,295)	(28,385)

					$152,900,000			($588,588)	$1,318,382	$729,794

Investment Quality Bond Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts up to approximately $18.5 million, as measured at each quarter end.

552

			IMPLIED
			CREDIT				(PAY) /
			SPREAD			USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	AT 3-31-	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Trust

		CDX.NA.15-
	Goldman Sachs	V112-15	n/a	1,895,000	USD	$1,895,000	2.500%	Dec 2015	$10,659	$322	$10,981
		CDX.NA.15-
	Goldman Sachs	V112-15	n/a	1,895,000	USD	1,895,000	2.500%	Dec 2015	11,844	1,447	13,291
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	4,420,000	USD	4,420,000	5.000%	Dec 2015	146,413	13,639	160,052
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	3,680,000	USD	3,680,000	5.000%	Dec 2015	140,300	(7,044)	133,256
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	1,515,000	USD	1,515,000	5.000%	Dec 2015	55,866	(1,006)	54,860
		CDX-
	Goldman Sachs	NAHYS15V1	n/a	1,435,000	USD	1,435,000	5.000%	Dec 2015	54,709	(2,746)	51,963
		CDX-
	Goldman Sachs	NAHYS16V1	n/a	815,000	USD	815,000	5.000%	Jun 2016	20,375	(1,103)	19,272
		ITRAXX-
	Goldman Sachs	XOVERS15V1	n/a	2,045,000	EUR	2,888,561	5.000%	Jun 2016	139,635	7,738	147,373

	Total					$18,543,561			$579,801	$11,247	$591,048

Real Return Bond Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $6.5 million to $6.9 million, as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /
			SPREAD			USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	AT 3-31-	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Trust

		Federative
	Barclays Bank	Republic of
	PLC	Brazil	0.96%	500,000	USD	$500,000	1.000%	Jun 2015	($3,520)	$4,498	$978
	Barclays Bank
	PLC	French Republic	0.70%	200,000	USD	200,000	0.250%	Dec 2015	(3,633)	(422)	(4,055)
	Barclays Bank
	PLC	CDX.EM.15	n/a	100,000	USD	100,000	5.000%	Jun 2016	13,444	664	14,108

	Citibank N.A.	CDX.EM.14	n/a	900,000	USD	900,000	5.000%	Sep 2010	117,510	1,210	118,720

	Citibank N.A.	French Republic	0.63%	1,000,000	USD	1,000,000	0.250%	Jun 2015	(19,722)	4,397	(15,325)

					553

	United Kingdom
	of Great Britain
Deutsche Bank	and Northern
AG	Ireland	0.47%	1,300,000	USD	1,300,000	1.000%	Jun 2015	12,776	15,928	28,704
Deutsche Bank
AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	27,025	(643)	26,382
Goldman Sachs	Government of
International	Japan	0.93%	700,000	USD	700,000	1.000%	Dec 2015	14,147	(11,713)	2,434
Goldman Sachs
International	CDX.IG.16	n/a	900,000	USD	900,000	1.000%	Jun 2016	1,865	509	2,374
	Federative
JPMorgan Chase	Republic of
Bank	Brazil	0.96%	600,000	USD	600,000	1.000%	Jun 2015	(5,624)	6,798	1,174
	Petroleo
JPMorgan Chase	Brasileiro S/A
Bank	Petrobras	1.36%	300,000	USD	300,000	1.000%	Sep 2015	(7,490)	3,048	(4,442)

UBS AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	25,655	727	26,382

					$6,900,000			$172,433	$25,001	$197,434

Total Return Trust

The Portfolio used credit default swaps to gain exposure to security or credit index. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $505.3 million to $412.8 million, as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /
			SPREAD			USD	RECEIVE		UNAMORTIZED	UNREALIZED
		REFERENCE	AT 3-31-	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT PAYMENT	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	OBLIGATION	2011	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAID (RECEIVED)	(DEPRECIATION)	VALUE

Total Return Trust

	Bank of America	Berkshire
	N.A.	Hathaway, Inc.	0.76%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($39,877)	$67,650	$27,773
	Bank of America	United Mexican
	N.A.	States	0.95%	300,000	USD	300,000	1.000%	Sep 2015	(3,787)	4,512	725
	Bank of America
	N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.000%	Dec 2015	772,988	31,669	804,657
	Bank of America
	N.A.	CDX.NA.IG.15	n/a	17,300,000	USD	17,300,000	1.000%	Dec 2015	67,680	68,366	136,046
	Bank of America	General Electric
	N.A.	Capital Corp.	1.05%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(48,950)	43,471	(5,479)
	Bank of America	General Electric
	N.A.	Capital Corp.	1.05%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(45,992)	40,723	(5,269)
		Federative
	Bank of America	Republic of
	N.A.	Brazil	1.08%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(144,707)	75,562	(69,145)

554

Bank of America
N.A.	French Republic	0.73%	2,300,000	USD	2,300,000	0.250%	Mar 2016	(89,223)	37,067	(52,156)
Bank of America	Government of
N.A.	Japan	0.96%	400,000	USD	400,000	1.000%	Mar 2016	5,078	(4,299)	779
Bank of America	Government of
N.A.	Japan	0.96%	300,000	USD	300,000	1.000%	Mar 2016	4,089	(3,505)	584
Bank of America	Kingdom of
N.A.	Spain	2.33%	500,000	USD	500,000	1.000%	Mar 2016	(32,312)	2,761	(29,551)
Bank of America	Kingdom of
N.A.	Spain	2.33%	23,800,000	USD	23,800,000	1.000%	Mar 2016	(1,550,424)	143,798	(1,406,626)
Bank of America
N.A.	MetLife, Inc.	1.48%	7,300,000	USD	7,300,000	1.000%	Mar 2016	(162,172)	504	(161,668)
Barclays Bank	United Mexican
PLC	States	0.41%	1,000,000	USD	1,000,000	0.390%	Jan 2012	-	587	587
Barclays Bank
PLC	Dell Inc.	0.48%	5,900,000	USD	5,900,000	1.000%	Sep 2013	24,192	53,500	77,692
Barclays Bank	United Mexican
PLC	States	0.88%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(34,960)	44,576	9,616
Barclays Bank
PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.000%	Jun 2015	20,051	4,479	24,530
Barclays Bank
PLC	CDX.EM.13	n/a	22,500,000	USD	22,500,000	5.000%	Jun 2015	2,496,250	263,402	2,759,652
	Federative
Barclays Bank	Republic of
PLC	Brazil	0.96%	500,000	USD	500,000	1.000%	Jun 2015	(5,829)	6,807	978
Barclays Bank
PLC	CDX.EM.14	n/a	6,000,000	USD	6,000,000	5.000%	Dec 2015	720,867	70,599	791,466
	People's
Barclays Bank	Republic of
PLC	China	0.68%	700,000	USD	700,000	1.000%	Mar 2016	8,114	2,579	10,693
Barclays Bank
PLC	Republic of Italy	1.47%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(56,421)	24,272	(32,149)
Barclays Bank	United Mexican
PLC	States	1.02%	200,000	USD	200,000	1.000%	Mar 2016	(1,491)	1,366	(125)
Barclays Bank
PLC	CDX.EM.15	n/a	2,000,000	USD	2,000,000	5.000%	Jun 2016	267,876	14,284	282,160
	General Electric
BNP Paribas	Capital Corp.	0.41%	2,600,000	USD	2,600,000	5.000%	Sep 2011	26,934	34,573	61,507
	People's
	Republic of
BNP Paribas	China	0.68%	300,000	USD	300,000	1.000%	Mar 2016	3,520	1,063	4,583
	United States of
BNP Paribas	America	0.40%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(109,415)	32,773	(76,642)
	General Electric
Citibank N.A.	Capital Corp.	0.41%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(5,122)	17,098	11,976
	General Electric
Citibank N.A.	Capital Corp.	0.41%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(9,715)	33,668	23,953

Citibank N.A.	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	-	32,001	32,001

Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	19,129	19,129

555

Citibank N.A.	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	-	9,084	9,084
	General Electric
Citibank N.A.	Capital Corp.	0.71%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	148,014	148,014
	United Mexican
Citibank N.A.	States	0.88%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(35,677)	45,293	9,616
	Federative
	Republic of
Citibank N.A.	Brazil	1.00%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(13,905)	14,053	148
	Republic Of
Citibank N.A.	Indonesia	1.22%	500,000	USD	500,000	1.000%	Sep 2015	(9,853)	5,369	(4,484)
	United Mexican
Citibank N.A.	States	0.95%	700,000	USD	700,000	1.000%	Sep 2015	(9,419)	11,110	1,691
			1,000,000	USD		5.000%	Dec 2015
Citibank N.A.	CDX.EM.14	n/a			1,000,000			124,829	7,082	131,911
	Federative
	Republic of
Citibank N.A.	Brazil	1.08%	3,300,000	USD	3,300,000	1.000%	Mar 2016	(21,538)	10,515	(11,023)
	Kingdom of
Citibank N.A.	Spain	2.33%	2,700,000	USD	2,700,000	1.000%	Mar 2016	(161,381)	1,806	(159,575)
	Republic of
Citibank N.A.	Kazakhstan	1.37%	300,000	USD	300,000	1.000%	Mar 2016	(8,399)	3,334	(5,065)
	United Mexican
Citibank N.A.	States	1.02%	12,000,000	USD	12,000,000	1.000%	Mar 2016	(95,010)	87,532	(7,478)
	People's
Credit Suisse	Republic of
International	China	0.57%	5,000,000	USD	5,000,000	1.000%	Mar 2015	18,463	65,610	84,073
Credit Suisse
International	CDX.EM.13	n/a	700,000	USD	700,000	5.000%	Jun 2015	74,619	11,237	85,856
	Federative
Credit Suisse	Republic of
International	Brazil	0.96%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(78,797)	92,297	13,500
	United Kingdom
	of Great Britain
Credit Suisse	and Northern
International	Ireland	0.54%	8,100,000	USD	8,100,000	1.000%	Mar 2016	152,119	26,976	179,095
Deutsche Bank	General Electric
AG	Capital Corp.	0.41%	700,000	USD	700,000	1.500%	Sep 2011	-	4,003	4,003
Deutsche Bank	General Electric
AG	Capital Corp.	0.41%	2,300,000	USD	2,300,000	5.000%	Sep 2011	27,622	26,788	54,410
Deutsche Bank
AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	-	139,941	139,941
Deutsche Bank	Berkshire
AG	Hathaway, Inc.	0.39%	2,000,000	USD	2,000,000	0.850%	Mar 2013	-	18,594	18,594
Deutsche Bank
AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	-	26,680	26,680
Deutsche Bank	General Electric
AG	Capital Corp.	0.71%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	160,065	160,065
Deutsche Bank
AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	103,504	54,115	157,619

556

	United Kingdom
	of Great Britain
Deutsche Bank	and Northern
AG	Ireland	0.43%	1,400,000	USD	1,400,000	1.000%	Dec 2014	7,308	22,480	29,788
Deutsche Bank	United Mexican
AG	States	0.88%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(17,839)	22,647	4,808
Deutsche Bank
AG	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.000%	Jun 2015	498,554	90,171	588,725
	Federative
Deutsche Bank	Republic of
AG	Brazil	0.96%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(25,030)	30,508	5,478
	Federative
Deutsche Bank	Republic of
AG	Brazil	0.96%	700,000	USD	700,000	1.000%	Jun 2015	(5,453)	6,823	1,370
Deutsche Bank
AG	CDX.EM.14	n/a	4,300,000	USD	4,300,000	5.000%	Dec 2015	486,726	80,491	567,217
Deutsche Bank
AG	French Republic	0.73%	600,000	USD	600,000	0.250%	Mar 2016	(23,298)	9,692	(13,606)
Deutsche Bank	General Electric
AG	Capital Corp.	1.11%	400,000	USD	400,000	1.000%	Mar 2016	(21,150)	19,275	(1,875)
Deutsche Bank
AG	MetLife, Inc.	1.48%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(30,000)	(3,220)	(33,220)
Deutsche Bank
AG	MetLife, Inc.	1.48%	2,200,000	USD	2,200,000	1.000%	Mar 2016	(44,959)	(3,763)	(48,722)
Deutsche Bank	Republic of
AG	Kazakhstan	1.37%	300,000	USD	300,000	1.000%	Mar 2016	(8,803)	3,738	(5,065)
	United Kingdom
	of Great Britain
Deutsche Bank	and Northern
AG	Ireland	0.54%	1,200,000	USD	1,200,000	1.000%	Mar 2016	22,536	3,996	26,532
Deutsche Bank	United Mexican
AG	States	1.02%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(54,069)	49,395	(4,674)
Deutsche Bank
AG	CDX.EM.15	n/a	1,100,000	USD	1,100,000	5.000%	Jun 2016	148,427	6,761	155,188
Deutsche Bank
AG	MetLife, Inc.	1.69%	4,100,000	USD	4,100,000	1.000%	Mar 2018	(231,531)	62,041	(169,490)

Goldman Sachs	SLM Corp.	0.53%	5,000,000	USD	5,000,000	5.000%	Sep 2011	-	115,176	115,176

Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	-	28,497	28,497
	Berkshire
Goldman Sachs	Hathaway, Inc.	0.76%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(19,251)	32,659	13,408

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	9,985	2,280	12,265

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	10,222	2,043	12,265
	Federative
	Republic of
Goldman Sachs	Brazil	0.96%	500,000	USD	500,000	1.000%	Jun 2015	(5,444)	6,422	978

Goldman Sachs	French Republic	0.70%	500,000	USD	500,000	0.250%	Dec 2015	(8,963)	(1,175)	(10,138)
	United Kingdom
	of Great Britain
	and Northern
Goldman Sachs	Ireland	0.52%	2,600,000	USD	2,600,000	1.000%	Dec 2015	54,641	2,820	57,461

				557

	United Kingdom
	of Great Britain
	and Northern
Goldman Sachs	Ireland	0.52%	1,000,000	USD	1,000,000	1.000%	Dec 2015	21,202	898	22,100
	Kingdom of
Goldman Sachs	Spain	2.33%	500,000	USD	500,000	1.000%	Mar 2016	(32,723)	3,172	(29,551)

Goldman Sachs	Republic of Italy	1.47%	500,000	USD	500,000	1.000%	Mar 2016	(18,591)	7,875	(10,716)

Goldman Sachs	Republic of Italy	1.47%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(268,108)	107,362	(160,746)

Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	-	9,873	9,873
	Republic of
HSBC Bank USA	Panama	0.38%	1,400,000	USD	1,400,000	0.760%	Jan 2012	-	6,485	6,485

HSBC Bank USA	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.000%	Jun 2015	627,237	145,465	772,702
	Federative
	Republic of
HSBC Bank USA	Brazil	0.96%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(51,785)	56,285	4,500
	Federative
	Republic of
HSBC Bank USA	Brazil	1.00%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(15,114)	15,366	252

HSBC Bank USA	CDX.EM.14	n/a	800,000	USD	800,000	5.000%	Dec 2015	94,382	11,147	105,529
	Republic of
HSBC Bank USA	Kazakhstan	1.37%	400,000	USD	400,000	1.000%	Mar 2016	(11,378)	4,625	(6,753)
	United Mexican
HSBC Bank USA	States	1.43%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(439,530)	106,339	(333,191)
	United Kingdom
	of Great Britain
JPMorgan Chase	and Northern
Bank	Ireland	0.45%	1,500,000	USD	1,500,000	1.000%	Mar 2015	5,542	26,976	32,518
	United Kingdom
	of Great Britain
JPMorgan Chase	and Northern
Bank	Ireland	0.45%	3,000,000	USD	3,000,000	1.000%	Mar 2015	9,971	55,064	65,035
JPMorgan Chase
Bank	CDX.EM.13	n/a	10,000,000	USD	10,000,000	5.000%	Jun 2015	1,003,552	222,960	1,226,512
	Federative
JPMorgan Chase	Republic of
Bank	Brazil	1.00%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(19,878)	20,190	312
JPMorgan Chase
Bank	CDX.EM.14	n/a	500,000	USD	500,000	5.000%	Dec 2015	59,855	6,100	65,955
JPMorgan Chase	Government of
Bank	Japan	0.96%	1,300,000	USD	1,300,000	1.000%	Mar 2016	10,997	(8,464)	2,533
JPMorgan Chase
Bank	MetLife, Inc.	1.48%	4,000,000	USD	4,000,000	1.000%	Mar 2016	(90,679)	2,094	(88,585)
JPMorgan Chase
Bank	CDX.NA.IG.9	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	-	22,370	22,370
Merrill Lynch	Federative
Capital Services,	Republic of
Inc.	Brazil	1.09%	1,000,000	USD	1,000,000	1.950%	Apr 2016	-	49,623	49,623

558

Morgan Stanley
Capital Services,	General Electric
Inc.	Capital Corp.	0.41%	2,800,000	USD	2,800,000	1.000%	Sep 2011	(11,011)	19,849	8,838
Morgan Stanley
Capital Services,
Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	-	74,621	74,621
	United Kingdom
Morgan Stanley	of Great Britain
Capital Services,	and Northern
Inc.	Ireland	0.43%	400,000	USD	400,000	1.000%	Dec 2014	2,223	6,288	8,511
Morgan Stanley
Capital Services,
Inc.	CDX.EM.13	1.92%	8,700,000	USD	8,700,000	5.000%	Jun 2015	885,844	181,221	1,067,065
Morgan Stanley	Federative
Capital Services,	Republic of
Inc.	Brazil	0.96%	800,000	USD	800,000	1.000%	Jun 2015	(6,310)	7,875	1,565
Morgan Stanley
Capital Services,
Inc.	CDX.EM.14	n/a	3,800,000	USD	3,800,000	5.000%	Dec 2015	446,595	54,667	501,262
Morgan Stanley
Capital Services,
Inc.	CDX.NA.HY.15	n/a	22,800,000	USD	22,800,000	5.000%	Dec 2015	624,302	202,556	826,858
Morgan Stanley
Capital Services,
Inc.	French Republic	0.73%	500,000	USD	500,000	0.250%	Mar 2016	(16,517)	5,179	(11,338)
The Royal Bank
of Scotland PLC	French Republic	0.70%	900,000	USD	900,000	0.250%	Dec 2015	(16,334)	(1,914)	(18,248)
The Royal Bank
of Scotland PLC	French Republic	0.73%	500,000	USD	500,000	0.250%	Mar 2016	(16,291)	4,953	(11,338)
	Merrill Lynch &
UBS AG	Co., Inc.	0.34%	4,800,000	USD	4,800,000	1.000%	Sep 2011	(5,689)	22,418	16,729
	Berkshire
UBS AG	Hathaway, Inc.	0.76%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(19,749)	33,157	13,408
	Federative
	Republic of
UBS AG	Brazil	1.00%	500,000	USD	500,000	1.000%	Sep 2015	(4,222)	4,296	74

UBS AG	French Republic	0.67%	5,000,000	USD	5,000,000	0.250%	Sep 2015	(117,278)	28,108	(89,170)
	United States of
UBS AG	America	0.35%	12,700,000	USD	16,290,280	0.250%	Sep 2015	(165,597)	87,923	(77,674)

UBS AG	CDX.EM.14	n/a	2,200,000	USD	2,200,000	5.000%	Dec 2015	277,256	12,948	290,204

UBS AG	French Republic	0.73%	1,600,000	USD	1,600,000	0.250%	Mar 2016	(62,068)	25,785	(36,283)

					$412,788,798			$5,567,134	$4,366,025	$9,933,159

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate

559

FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIBOR	Tokyo Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

Currency symbols are defined as follows:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at March 31, 2011 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities	Financial instruments location	Asset Derivatives	Liability Derivatives
		location		Fair Value	Fair Value

500 Index Trust	Equity contracts	Receivable/payable for futures	Futures	$2,161,842	-

	Total			$2,161,842	-

500 Index Trust B	Equity contracts	Receivable/payable for futures	Futures	$351,083	-

	Total			$351,083	-

Active Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures	$32,713	($21,050)
	Credit contracts	Swap contracts, at value	Credit default swaps	214,327	-
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	21,044	-
	contracts	currency exchange contracts	contracts

	Total			$268,084	($21,050)

All Cap Core Trust	Equity contracts	Receivable/payable for futures	Futures	$32,843	-

560

	Total			$32,843	-

Alpha Opportunities Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	$234,440	-
	contracts	currency exchange contracts	contracts

	Total			$234,440	-

Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures	$184,130	($775,379)

	Total			$184,130	($775,379)

Capital Appreciation Value Trust	Equity contracts	Written options, at value	Written options	-	($896,066)

	Total			-	($896,066)

Core Allocation Plus Trust	Interest rate contracts	Receivable/payable for futures	Futures	$23,137	($51,914)
	Equity contracts	Receivable/payable for futures	Futures	146,719	(162,184)
	Credit contracts	Swap contracts, at value	Credit default swaps	118,523	(1,205)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	210,812	(175,196)
	contracts	currency exchange contracts	contracts

	Total			$499,191	($390,499)

Global Bond Trust	Interest rate contracts	Receivable/payable for futures;	Futures/Written options/Interest	$2,403,963	($8,182,940)
		Written options, at value; Swap	rate swaps
		contracts, at value
	Credit contracts	Swap contracts, at value; Written	Credit default swaps/Written	2,153,649	(1,462,307)
		options, at value	options
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	9,450,715	(14,583,911)
	contracts	currency exchange contracts; Written	contracts/Written options
		options, at value

	Total			$14,008,327	($24,229,158)

Health Sciences Trust	Equity contracts	Written options, at value	Written options	-	($2,526,285)

	Total			-	($2,526,285)

Heritage Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	-	($1,209)
	contracts	currency exchange contracts	contracts

	Total			-	($1,209)

561

High Income Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	$3,594	($29,266)
	contracts	currency exchange contracts	contracts

	Total			$3,594	($29,266)

High Yield Trust	Interest rate contracts	Receivable/payable for futures	Futures	$180,888	($134,155)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	33,583	(172,237)
	contracts	currency exchange contracts	contracts

	Total			$214,471	($306,392)

International Core Trust	Equity contracts	Receivable/payable for futures	Futures	$1,403,348	($1,316,956)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	800,189	(2,428,391)
	contracts	currency exchange contracts	contracts

	Total			$2,203,537	($3,745,347)

International Equity Index Trust A	Equity contracts	Receivable/payable for futures	Futures	$500,642	($306,516)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	506,134	(11,319)
	contracts	currency exchange contracts	contracts

	Total			$1,006,776	($317,835)

International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures	$362,659	($264,498)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	393,169	(9,657)
	contracts	currency exchange contracts	contracts

	Total			$755,828	($274,155)

International Index Trust	Equity contracts	Receivable/payable for futures	Futures	$592,766	($504,709)
	Interest rate contracts	Receivable/payable for futures	Futures	$330,867	($62,829)

	Total			$923,633	($567,538)

Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures; Swap	Futures/Interest rate swaps	$357,603	($250,396)
		contracts, at value
	Credit contracts	Swap contracts, at value	Credit default swaps	652,946	(94,628)
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	661,673	(627,603)
	contracts	currency exchange contracts	contracts

	Total			$1,672,222	($972,627)

562

Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures	$855,717	-

	Total			$855,717	-

Mutual Shares Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	$270,629	($4,577,729)
	contracts	currency exchange contracts	contracts

	Total			$270,629	($4,577,729)

New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures	$1,001,394	-
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	4,699,961	($4,670,769)
	contracts	currency exchange contracts	contracts

	Total			$5,701,355	($4,670,769)

Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures;	Futures/Written options/Purchased	$278,457	($620,060)
		Investments in unaffiliated issuers, at	options/Interest rate swaps
		value*;Written Options, at value; Swap
		contracts, at value

	Credit contracts	Swap contracts, at value; Written	Credit default swaps/Written	270,397	(40,063)
		options, at value	options
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	291,542	(347,360)
	contracts	currency exchange contracts	contracts

	Total			$840,396	($1,007,483)

Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures	$221,933	-

	Total			$221,933	-

Smaller Company Growth Trust	Equity contracts	Receivable/payable for futures	Futures	$18,277	-

	Total			$18,277	-

Strategic Income Opportunities Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	$2,972,808	($146,790)
	contracts	currency exchange contracts;	contracts/Purchased options
		Investments in unaffiliated issuers, at
		value*
	Interest rate contracts	Receivable/payable for futures	Futures	-	(224,494)

	Total			$2,972,808	($371,284)

563

Total Return Trust	Interest rate contracts	Receivable/payable for futures;	Futures/Written options/Interest	$9,649,594	($17,559,360)
		Written options, at value; Swap	rate swaps
		contracts, at value
	Credit contracts	Swap contracts, at value; Written	Credit default swaps/Written	13,119,977	(3,247,120)
		options, at value	options
	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	11,170,463	(6,271,610)
	contracts	currency exchange contracts; Written	contracts/Written options
		options, at value

	Total			$33,940,034	($27,078,090)

Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures	$50,178	-

	Total			$50,178	-

Utilities Trust	Foreign currency	Receivable/payable for forward foreign	Forward foreign currency	$60,976	($832,750)
	contracts	currency exchange contracts	contracts

	Total			$60,976	($832,750)

Value & Restructuring Trust	Equity contracts	Written options, at value	Written options	-	($147,502)

	Total			-	($147,502)

* Purchased options are included in the Portfolio’s Investments

Direct placement securities The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2011.

						Value as a
		Original				percentage of
		Acquisition	Acquisition	Beginning	Ending share	Fund's net
Portfolio	Issuer, Description	date	cost	share amount	amount	assets	Value as of 3-31-11

Balanced Trust	Facebook, Inc.	3/31/2011	$93,325	-	3,733	0.08%	$93,325
	Bought : 3,733		$93,325
Blue Chip Growth Trust	Facebook, Inc.	3/31/2011	$6,676,050	-	267,042	0.35%	$6,676,050
	Bought : 267,042		$6,676,050

564

Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$280,374	269	269	0.74%	$1,345,789
Health Sciences Trust	Pacific Biosciences	7/11/2008	$153,300	21,900	10,950	0.10%	$151,283
	Reverse Stock Split : 10,950		-
High Income Trust	Dominion Petroleum Acquisitions	9/19/2007	$949,695	1,053,114	1,079,442	1.59%	$1,090,763
	Bought : 26,328		$26,328
Science & Technology Trust	Facebook, Inc.	3/31/2011	$837,900	-	33,516	0.18%	$837,900
	Bought : 267,042		$837,900
	Twitter, Inc.	9/24/2009	$416,310	26,048	78,144	0.25%	$1,193,259
	3:1 Stock Split : 52,096		-
	Silver Spring Networks	12/11/2009	$386,000	38,600	38,600	0.05%	$235,460

For additional information on the Trust's significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.

565

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 23, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 23, 2011